UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number:
811-09729
Name of Fund:
iShares Trust
Fund Address:  c/o BlackRock Fund Advisors, 400 Howard Street, San Francisco, CA 94105
Name and address of agent for service:  The Corporation Trust Company, 1209 Orange Street, Wilmington, DE  19801

Registrant's telephone number, including area code:
(415) 670-2000
Date of fiscal year end:
10/31/2026
Date of reporting period:
4/30/2026
Item 1 — Report to Stockholders
(a) The Report to Shareholders is attached herewith

iShares 0-5 Year High Yield Corporate Bond ETF
SHYG | NYSE Arca
Semi-Annual Shareholder Report — April 30, 2026

This semi-annual shareholder report contains important information about iShares 0-5 Year High Yield Corporate Bond ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares 0-5 Year High Yield Corporate Bond ETF	$15	0.30%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$7,563,122,254
Number of Portfolio Holdings	1,163
Portfolio Turnover Rate	14%
What did the Fund invest in?
(as of April 30, 2026)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Baa	1.0%
Ba	42.9%
B	40.8%
Caa	11.9%
Ca	0.4%
Not Rated	3.0%
Maturity allocation
Maturity	Percent of Total Investments(a)
0-1 Year	4.6%
1-2 Years	12.3%
2-3 Years	26.2%
3-4 Years	29.7%
4-5 Years	26.5%
5-6 Years	0.5%
6-7 Years	0.2%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares 0-5 Year High Yield Corporate Bond ETF
Semi-Annual Shareholder Report — April 30, 2026
SHYG-04/26-SAR

iShares 0-5 Year Investment Grade Corporate Bond ETF
SLQD | NASDAQ
Semi-Annual Shareholder Report — April 30, 2026

This semi-annual shareholder report contains important information about iShares 0-5 Year Investment Grade Corporate Bond ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares 0-5 Year Investment Grade Corporate Bond ETF	$3	0.06%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$2,311,808,136
Number of Portfolio Holdings	2,994
Portfolio Turnover Rate	14%
What did the Fund invest in?
(as of April 30, 2026)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Aaa	1.5%
Aa	8.5%
A	47.7%
Baa	39.5%
Ba	1.6%
Not Rated	1.2%
Maturity allocation
Maturity	Percent of Total Investments(a)
0-1 Year	16.7%
1-5 Years	83.0%
5-10 Years	0.3%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares 0-5 Year Investment Grade Corporate Bond ETF
Semi-Annual Shareholder Report — April 30, 2026
SLQD-04/26-SAR

iShares 1-3 Year International Treasury Bond ETF
ISHG | NASDAQ
Semi-Annual Shareholder Report — April 30, 2026

This semi-annual shareholder report contains important information about iShares 1-3 Year International Treasury Bond ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares 1-3 Year International Treasury Bond ETF	$18	0.35%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$891,988,241
Number of Portfolio Holdings	184
Portfolio Turnover Rate	42%
What did the Fund invest in?
(as of April 30, 2026)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Aaa	32.1%
Aa	30.8%
A	23.0%
Baa	13.0%
Not Rated	1.1%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
France	10.3%
Germany	9.0%
Japan	8.6%
Italy	8.4%
Spain	5.7%
United Kingdom	5.1%
Netherlands	4.6%
Canada	4.6%
Israel	4.6%
Belgium	4.6%
Other#	34.5%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares 1-3 Year International Treasury Bond ETF
Semi-Annual Shareholder Report — April 30, 2026
ISHG-04/26-SAR

iShares 20+ Year Treasury Bond BuyWrite Strategy ETF
TLTW | Cboe BZX Exchange
Semi-Annual Shareholder Report — April 30, 2026

This semi-annual shareholder report contains important information about iShares 20+ Year Treasury Bond BuyWrite Strategy ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares 20+ Year Treasury Bond BuyWrite Strategy ETF	$10(a)	0.20%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Key Fund statistics
Net Assets	$1,988,268,427
Number of Portfolio Holdings	3
Portfolio Turnover Rate	1%
What did the Fund invest in?
(as of April 30, 2026)
Portfolio composition
Asset Type	Percent of Net Assets
Investment Companies	99.9%
Short-term Investments	0.2%
Options Written	(0.1)%
Other assets less liabilities	(0.0	)%(a)
Maturity allocation (of the underlying fund)(b)
Maturity	Percent of Total Investments(c)
15-20 Years	1.0%
20-25 Years	32.7%
25-30 Years	66.3%
(a)	Rounds to greater than (0.1)%.
(b)	The underlying fund is iShares 20+ Year Treasury Bond ETF.
(c)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares 20+ Year Treasury Bond BuyWrite Strategy ETF
Semi-Annual Shareholder Report — April 30, 2026
TLTW-04/26-SAR

iShares Aaa - A Rated Corporate Bond ETF
QLTA | NYSE Arca
Semi-Annual Shareholder Report — April 30, 2026

This semi-annual shareholder report contains important information about iShares Aaa - A Rated Corporate Bond ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Aaa - A Rated Corporate Bond ETF	$7	0.15%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$1,534,462,338
Number of Portfolio Holdings	3,422
Portfolio Turnover Rate	11%
What did the Fund invest in?
(as of April 30, 2026)
Maturity allocation
Maturity	Percent of Total Investments(a)
1-5 Years	36.3%
5-10 Years	29.7%
10-15 Years	7.7%
15-20 Years	6.8%
More than 20 Years	19.5%
Ten largest holdings
Security	Percent of Total Investments(a)
Broadcom, Inc., 4.90%, 07/15/32	0.4%
Broadcom, Inc., 4.80%, 10/15/34	0.3%
Anheuser-Busch Cos LLC/Anheuser-Busch InBev Worldwide, Inc., 4.90%, 02/01/46	0.2%
Broadcom, Inc., 3.14%, 11/15/35	0.2%
Meta Platforms, Inc., 5.63%, 11/15/55	0.2%
Meta Platforms, Inc., 4.88%, 11/15/35	0.2%
Amazon.com, Inc., 5.80%, 03/13/56	0.2%
Pfizer Investment Enterprises Pte. Ltd., 5.30%, 05/19/53	0.2%
Anheuser-Busch Cos LLC/Anheuser-Busch InBev Worldwide, Inc., 4.70%, 02/01/36	0.2%
AbbVie, Inc., 3.20%, 11/21/29	0.2%
(a)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Aaa - A Rated Corporate Bond ETF
Semi-Annual Shareholder Report — April 30, 2026
QLTA-04/26-SAR

iShares BB Rated Corporate Bond ETF
HYBB | NYSE Arca
Semi-Annual Shareholder Report — April 30, 2026

This semi-annual shareholder report contains important information about iShares BB Rated Corporate Bond ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares BB Rated Corporate Bond ETF	$13	0.25%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$423,644,186
Number of Portfolio Holdings	1,067
Portfolio Turnover Rate	19%
What did the Fund invest in?
(as of April 30, 2026)
Maturity allocation
Maturity	Percent of Total Investments(a)
0-1 Year	0.1%
1-5 Years	53.9%
5-10 Years	38.8%
10-15 Years	1.0%
15-20 Years	1.1%
More than 20 Years	5.1%
Ten largest holdings
Security	Percent of Total Investments(a)
Meridian Arc Holdco LLC, 6.25%, 04/30/31	0.7%
Quikrete Holdings, Inc., 6.38%, 03/01/32	0.5%
Cloud Software Group, Inc., 6.50%, 03/31/29	0.5%
SV RNO Property Owner 1 LLC, 5.88%, 03/01/31	0.4%
Asurion LLC/Asurion Co-Issuer, Inc., 8.00%, 12/31/32	0.4%
WULF Compute LLC, 7.75%, 10/15/30	0.4%
Nexstar Media, Inc., 6.50%, 09/15/33	0.4%
Venture Global LNG, Inc., 9.50%, 02/01/29	0.4%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/29	0.4%
Centene Corp., 4.63%, 12/15/29	0.3%
(a)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares BB Rated Corporate Bond ETF
Semi-Annual Shareholder Report — April 30, 2026
HYBB-04/26-SAR

iShares Broad USD High Yield Corporate Bond ETF
USHY | Cboe BZX Exchange
Semi-Annual Shareholder Report — April 30, 2026

This semi-annual shareholder report contains important information about iShares Broad USD High Yield Corporate Bond ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Broad USD High Yield Corporate Bond ETF	$4	0.08%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$26,379,554,897
Number of Portfolio Holdings	1,890
Portfolio Turnover Rate	13%
What did the Fund invest in?
(as of April 30, 2026)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Baa	2.0%
Ba	45.2%
B	39.7%
Caa	10.4%
Ca	0.5%
Not Rated	2.2%
Maturity allocation
Maturity	Percent of Total Investments(a)
0-1 Year	0.3%
1-5 Years	58.9%
5-10 Years	36.5%
10-15 Years	0.7%
15-20 Years	0.7%
More than 20 Years	2.9%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Broad USD High Yield Corporate Bond ETF
Semi-Annual Shareholder Report — April 30, 2026
USHY-04/26-SAR

iShares CMBS ETF
CMBS | NYSE Arca
Semi-Annual Shareholder Report — April 30, 2026

This semi-annual shareholder report contains important information about iShares CMBS ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares CMBS ETF	$12	0.25%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$480,564,040
Number of Portfolio Holdings	475
Portfolio Turnover Rate	13%
What did the Fund invest in?
(as of April 30, 2026)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Aaa	49.4%
Aa	24.6%
A	0.4%
Not Rated	25.6%
Maturity allocation
Maturity	Percent of Total Investments(a)
0-1 Year	0.2%
1-5 Years	31.8%
5-10 Years	20.0%
10-15 Years	0.2%
15-20 Years	0.2%
20-25 Years	4.5%
25-30 Years	21.1%
30-35 Years	16.7%
35-40 Years	4.8%
More than 40 Years	0.5%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares CMBS ETF
Semi-Annual Shareholder Report — April 30, 2026
CMBS-04/26-SAR

iShares Convertible Bond ETF
ICVT | Cboe BZX Exchange
Semi-Annual Shareholder Report — April 30, 2026

This semi-annual shareholder report contains important information about iShares Convertible Bond ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Convertible Bond ETF	$10	0.20%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$6,077,567,973
Number of Portfolio Holdings	354
Portfolio Turnover Rate	19%
What did the Fund invest in?
(as of April 30, 2026)
Maturity allocation
Maturity	Percent of Total Investments(a)
0-1 Year	3.9%
1-5 Years	74.6%
5-10 Years	20.7%
More than 20 Years	0.8%
Ten largest holdings
Security	Percent of Total Investments(a)
Western Digital Corp., 3.00%, 11/15/28	5.5%
Alibaba Group Holding Ltd., 0.50%, 06/01/31	2.2%
Lumentum Holdings, Inc., 0.38%, 03/15/32	1.8%
Lumentum Holdings, Inc., 0.50%, 06/15/28	1.7%
CoreWeave, Inc., 1.75%, 10/01/32	1.4%
Bloom Energy Corp. , 11/15/30	1.3%
CoreWeave, Inc., 1.75%, 12/01/31	1.0%
Seagate HDD Cayman, 3.50%, 06/01/28	0.9%
GameStop Corp. , 06/15/32	0.9%
Nebius Group NV, 1.25%, 03/15/31	0.9%
(a)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Convertible Bond ETF
Semi-Annual Shareholder Report — April 30, 2026
ICVT-04/26-SAR

iShares Core 1-5 Year USD Bond ETF
ISTB | NASDAQ
Semi-Annual Shareholder Report — April 30, 2026

This semi-annual shareholder report contains important information about iShares Core 1-5 Year USD Bond ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Core 1-5 Year USD Bond ETF	$3	0.06%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$4,747,055,108
Number of Portfolio Holdings	7,032
Portfolio Turnover Rate	19%
What did the Fund invest in?
(as of April 30, 2026)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Aaa	7.5%
Aa	57.8%
A	12.4%
Baa	11.6%
Ba	3.8%
B	2.8%
Caa	1.0%
Ca	0.1%
C	0.0	%(b)
Not Rated	3.0%
Portfolio composition
Investment Type	Percent of Total Investments(a)
U.S. Government & Agency Obligations	55.9%
Corporate Bonds & Notes	34.9%
Foreign Government Obligations	6.6%
Collateralized Mortgage Obligations	1.8%
Asset-Backed Securities	0.7%
Municipal Debt Obligations	0.1%
Floating Rate Loan Interests	0.0	%(b)
Common Stocks	0.0	%(b)
(a)	Excludes money market funds.
(b)	Rounds to less than 0.1%.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Core 1-5 Year USD Bond ETF
Semi-Annual Shareholder Report — April 30, 2026
ISTB-04/26-SAR

iShares Core International Aggregate Bond ETF
IAGG | Cboe BZX Exchange
Semi-Annual Shareholder Report — April 30, 2026

This semi-annual shareholder report contains important information about iShares Core International Aggregate Bond ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Core International Aggregate Bond ETF	$3	0.07%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$13,337,487,586
Number of Portfolio Holdings	8,168
Portfolio Turnover Rate	12%
What did the Fund invest in?
(as of April 30, 2026)
Portfolio composition
Investment Type	Percent of Total Investments(a)
Foreign Government Obligations	81.3%
Corporate Bonds & Notes	18.7%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
China	18.3%
Japan	11.1%
France	9.5%
Germany	8.6%
United Kingdom	7.1%
Canada	6.1%
Italy	5.6%
Spain	4.2%
Supranational	3.9%
Australia	3.1%
Other#	22.5%
(a)	Excludes money market funds.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Core International Aggregate Bond ETF
Semi-Annual Shareholder Report — April 30, 2026
IAGG-04/26-SAR

iShares ESG Advanced High Yield Corporate Bond ETF
HYXF | NASDAQ
Semi-Annual Shareholder Report — April 30, 2026

This semi-annual shareholder report contains important information about iShares ESG Advanced High Yield Corporate Bond ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares ESG Advanced High Yield Corporate Bond ETF	$18	0.35%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$196,196,915
Number of Portfolio Holdings	605
Portfolio Turnover Rate	20%
What did the Fund invest in?
(as of April 30, 2026)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Baa	4.0%
Ba	59.7%
B	30.1%
Caa	4.0%
Ca	0.1%
Not Rated	2.1%
Maturity allocation
Maturity	Percent of Total Investments(a)
0-1 Year	0.1%
1-5 Years	56.2%
5-10 Years	38.8%
10-15 Years	0.7%
15-20 Years	0.7%
More than 20 Years	3.5%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares ESG Advanced High Yield Corporate Bond ETF
Semi-Annual Shareholder Report — April 30, 2026
HYXF-04/26-SAR

iShares Euro Investment Grade Corporate Bond USD Hedged ETF
EUIG | Cboe BZX Exchange
Semi-Annual Shareholder Report — April 30, 2026

This semi-annual shareholder report contains important information about iShares Euro Investment Grade Corporate Bond USD Hedged ETF (the “Fund”) for the period of November 4, 2025 to April 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the period?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Euro Investment Grade Corporate Bond USD Hedged ETF	$9(a)	0.18%(b)
(a)	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
(b)	Annualized.
Key Fund statistics
Net Assets	$21,919,401
Number of Portfolio Holdings	211
Portfolio Turnover Rate	19%
What did the Fund invest in?
(as of April 30, 2026)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Aaa	0.5%
Aa	5.7%
A	40.1%
Baa	40.8%
Ba	0.6%
Not Rated	12.3%
Maturity allocation
Maturity	Percent of Total Investments(a)
1-5 Years	46.3%
5-10 Years	43.2%
10-15 Years	5.5%
15-20 Years	1.9%
More than 20 Years	3.1%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Euro Investment Grade Corporate Bond USD Hedged ETF
Semi-Annual Shareholder Report — April 30, 2026
EUIG-04/26-SAR

iShares Fallen Angels USD Bond ETF

FALN | NASDAQ

Semi-Annual Shareholder Report — April 30, 2026

This semi-annual shareholder report contains important information about iShares Fallen Angels USD Bond ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Fallen Angels USD Bond ETF	$13	0.25%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$1,822,229,007
Number of Portfolio Holdings	162
Portfolio Turnover Rate	15%
What did the Fund invest in?
(as of April 30, 2026)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Baa	8.3%
Ba	66.4%
B	11.8%
Caa	6.8%
Ca	1.0%
Not Rated	5.7%
Maturity allocation
Maturity	Percent of Total Investments(a)
0-1 Year	0.7%
1-5 Years	46.5%
5-10 Years	20.6%
10-15 Years	11.2%
15-20 Years	10.4%
More than 20 Years	10.6%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Fallen Angels USD Bond ETF
Semi-Annual Shareholder Report — April 30, 2026
FALN-04/26-SAR

iShares Floating Rate Bond ETF
FLOT | Cboe BZX Exchange
Semi-Annual Shareholder Report — April 30, 2026

This semi-annual shareholder report contains important information about iShares Floating Rate Bond ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Floating Rate Bond ETF	$8	0.15%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$9,280,364,725
Number of Portfolio Holdings	531
Portfolio Turnover Rate	15%
What did the Fund invest in?
(as of April 30, 2026)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Aaa	23.0%
Aa	25.5%
A	43.9%
Baa	6.3%
Ba	0.3%
Not Rated	1.0%
Maturity allocation
Maturity	Percent of Total Investments(a)
0-1 Year	25.2%
1-5 Years	74.8%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Floating Rate Bond ETF
Semi-Annual Shareholder Report — April 30, 2026
FLOT-04/26-SAR

iShares GNMA Bond ETF
GNMA | NASDAQ
Semi-Annual Shareholder Report — April 30, 2026

This semi-annual shareholder report contains important information about iShares GNMA Bond ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares GNMA Bond ETF	$5	0.09%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$414,286,760
Number of Portfolio Holdings	341
Portfolio Turnover Rate	133%
What did the Fund invest in?
(as of April 30, 2026)
Maturity allocation
Maturity	Percent of Total Investments(a)
5-10 Years	1.4%
10-15 Years	0.1%
15-20 Years	5.2%
20-25 Years	22.8%
25-30 Years	62.8%
30-35 Years	7.7%
Ten largest holdings
Security	Percent of Total Investments(a)
Government National Mortgage Association, 2.00%, 02/20/51	3.0%
Government National Mortgage Association, 5.50%, 10/20/55	2.2%
Government National Mortgage Association, 2.00%, 12/20/51	2.2%
Government National Mortgage Association, 5.00%, 05/20/53	1.9%
Government National Mortgage Association, 5.00%, 05/20/56	1.9%
Government National Mortgage Association, 5.00%, 11/20/54	1.9%
Government National Mortgage Association, 5.50%, 04/20/53	1.9%
Government National Mortgage Association, 2.50%, 07/20/51	1.8%
Government National Mortgage Association, 2.00%, 02/20/52	1.8%
Government National Mortgage Association, 4.50%, 05/20/56	1.7%
(a)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares GNMA Bond ETF
Semi-Annual Shareholder Report — April 30, 2026
GNMA-04/26-SAR

iShares High Yield Corporate Bond BuyWrite Strategy ETF
HYGW | Cboe BZX Exchange
Semi-Annual Shareholder Report — April 30, 2026

This semi-annual shareholder report contains important information about iShares High Yield Corporate Bond BuyWrite Strategy ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares High Yield Corporate Bond BuyWrite Strategy ETF	$10(a)	0.20%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Key Fund statistics
Net Assets	$108,433,407
Number of Portfolio Holdings	3
Portfolio Turnover Rate	2%
What did the Fund invest in?
(as of April 30, 2026)
Portfolio composition
Asset Type	Percent of Net Assets
Investment Companies	100.2%
Short-term Investments	0.2%
Options Written	(0.3)%
Other assets less liabilities	(0.1)%
Maturity allocation (of the underlying fund)(a)
Maturity	Percent of Total Investments(b)
0-1 Year	0.3%
1-5 Years	57.7%
5-10 Years	38.8%
10-15 Years	0.3%
More than 20 Years	2.9%
(a)	The underlying fund is iShares iBoxx $ High Yield Corporate Bond ETF.
(b)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares High Yield Corporate Bond BuyWrite Strategy ETF
Semi-Annual Shareholder Report — April 30, 2026
HYGW-04/26-SAR

iShares iBonds 2026 Term High Yield and Income ETF
IBHF | Cboe BZX Exchange
Semi-Annual Shareholder Report — April 30, 2026

This semi-annual shareholder report contains important information about iShares iBonds 2026 Term High Yield and Income ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds 2026 Term High Yield and Income ETF	$18	0.35%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$997,970,626
Number of Portfolio Holdings	211
Portfolio Turnover Rate	1%
What did the Fund invest in?
(as of April 30, 2026)
Credit quality allocation
Moody's Credit Rating*	Percent of Net Assets
A	0.3%
Baa	27.4%
Ba	41.9%
B	11.2%
Caa	4.8%
Ca	0.5%
Not Rated	5.7%
Short-Term and Other Assets	8.2%
Ten largest holdings
Security(a)	Percent of Net Assets
IQVIA, Inc., 5.00%, 10/15/26	3.4%
FMC Corp., 3.20%, 10/01/26	3.2%
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 2.88%, 10/15/26	2.9%
Buckeye Partners LP, 3.95%, 12/01/26	2.9%
Air Canada, 3.88%, 08/15/26	2.7%
RLJ Lodging Trust, 3.75%, 07/01/26	2.7%
Sirius XM Radio LLC, 3.13%, 09/01/26	2.4%
Block, Inc., 2.75%, 06/01/26	2.4%
Travel and Leisure Co., 6.63%, 07/31/26	2.3%
SLM Corp., 3.13%, 11/02/26	2.2%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares iBonds 2026 Term High Yield and Income ETF
Semi-Annual Shareholder Report — April 30, 2026
IBHF-04/26-SAR

iShares iBonds 2027 Term High Yield and Income ETF
IBHG | Cboe BZX Exchange
Semi-Annual Shareholder Report — April 30, 2026

This semi-annual shareholder report contains important information about iShares iBonds 2027 Term High Yield and Income ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds 2027 Term High Yield and Income ETF	$18	0.35%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$434,228,672
Number of Portfolio Holdings	112
Portfolio Turnover Rate	37%
What did the Fund invest in?
(as of April 30, 2026)
Credit quality allocation
Moody's Credit Rating*	Percent of Net Assets
Baa	0.7%
Ba	53.0%
B	29.8%
Caa	9.5%
Not Rated	3.9%
Short-Term and Other Assets	3.1%
Ten largest holdings
Security(a)	Percent of Net Assets
DISH Network Corp., 11.75%, 11/15/27	2.9%
SS&C Technologies, Inc., 5.50%, 09/30/27	2.9%
Nissan Motor Co. Ltd., 4.35%, 09/17/27	2.8%
Rakuten Group, Inc., 11.25%, 02/15/27	2.6%
Directv Financing LLC/Directv Financing Co-Obligor, Inc., 5.88%, 08/15/27	2.4%
Tenet Healthcare Corp., 5.13%, 11/01/27	2.1%
Sirius XM Radio LLC, 5.00%, 08/01/27	1.9%
SBA Communications Corp., 3.88%, 02/15/27	1.9%
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.25%, 05/15/27	1.8%
Centene Corp., 4.25%, 12/15/27	1.8%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares iBonds 2027 Term High Yield and Income ETF
Semi-Annual Shareholder Report — April 30, 2026
IBHG-04/26-SAR

iShares iBonds 2031 Term High Yield and Income ETF
IBHK | Cboe BZX Exchange
Semi-Annual Shareholder Report — April 30, 2026

This semi-annual shareholder report contains important information about iShares iBonds 2031 Term High Yield and Income ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds 2031 Term High Yield and Income ETF	$18	0.35%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$56,523,391
Number of Portfolio Holdings	250
Portfolio Turnover Rate	16%
What did the Fund invest in?
(as of April 30, 2026)
Credit quality allocation
Moody's Credit Rating*	Percent of Net Assets
Baa	1.0%
Ba	42.8%
B	45.8%
Caa	5.7%
Not Rated	2.7%
Short-Term and Other Assets	2.0%
Ten largest holdings
Security(a)	Percent of Net Assets
SV RNO Property Owner 1 LLC, 5.88%, 03/01/31	1.9%
Panther Escrow Issuer LLC, 7.13%, 06/01/31	1.5%
Meridian Arc Holdco LLC, 6.25%, 04/30/31	1.5%
CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, 02/01/31	1.3%
Carvana Co., 9.00%, 06/01/31	1.2%
Allied Universal Holdco LLC, 7.88%, 02/15/31	1.2%
UKG, Inc., 6.88%, 02/01/31	1.1%
Venture Global LNG, Inc., 8.38%, 06/01/31	1.1%
Windstream Services LLC/Windstream Escrow Finance Corp., 8.25%, 10/01/31	1.1%
Connect Holding II LLC, 10.50%, 04/03/31	1.1%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares iBonds 2031 Term High Yield and Income ETF
Semi-Annual Shareholder Report — April 30, 2026
IBHK-04/26-SAR

iShares iBonds Dec 2026 Term Corporate ETF
IBDR | NYSE Arca
Semi-Annual Shareholder Report — April 30, 2026

This semi-annual shareholder report contains important information about iShares iBonds Dec 2026 Term Corporate ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Dec 2026 Term Corporate ETF	$5	0.10%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$3,629,879,737
Number of Portfolio Holdings	375
Portfolio Turnover Rate	0%
What did the Fund invest in?
(as of April 30, 2026)
Credit quality allocation
Moody's Credit Rating*	Percent of Net Assets
Aaa	2.4%
Aa	12.9%
A	39.8%
Baa	32.4%
Ba	1.8%
Not Rated	2.1%
Short-Term and Other Assets	8.6%
Ten largest holdings
Security(a)	Percent of Net Assets
AbbVie, Inc., 2.95%, 11/21/26	1.1%
Microsoft Corp., 2.40%, 08/08/26	1.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 2.45%, 10/29/26	1.0%
Morgan Stanley, 3.13%, 07/27/26	0.9%
Citigroup, Inc., 3.20%, 10/21/26	0.9%
Wells Fargo & Co., 3.00%, 10/23/26	0.8%
Oracle Corp., 2.65%, 07/15/26	0.8%
JPMorgan Chase & Co., 2.95%, 10/01/26	0.8%
Goldman Sachs Group, Inc. (The), 3.50%, 11/16/26	0.8%
JPMorgan Chase Bank N.A., 5.11%, 12/08/26	0.7%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares iBonds Dec 2026 Term Corporate ETF
Semi-Annual Shareholder Report — April 30, 2026
IBDR-04/26-SAR

iShares iBonds Dec 2027 Term Corporate ETF
IBDS | NYSE Arca
Semi-Annual Shareholder Report — April 30, 2026

This semi-annual shareholder report contains important information about iShares iBonds Dec 2027 Term Corporate ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Dec 2027 Term Corporate ETF	$5	0.10%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$3,787,466,585
Number of Portfolio Holdings	669
Portfolio Turnover Rate	2%
What did the Fund invest in?
(as of April 30, 2026)
Credit quality allocation
Moody's Credit Rating*	Percent of Net Assets
Aaa	3.3%
Aa	8.9%
A	38.8%
Baa	44.2%
Ba	1.8%
Not Rated	1.6%
Short-Term and Other Assets	1.4%
Ten largest holdings
Security(a)	Percent of Net Assets
T-Mobile USA, Inc., 3.75%, 04/15/27	0.7%
Microsoft Corp., 3.30%, 02/06/27	0.7%
Citigroup, Inc., 4.45%, 09/29/27	0.7%
Amazon.com, Inc., 3.15%, 08/22/27	0.6%
Morgan Stanley, 3.63%, 01/20/27	0.5%
Goldman Sachs Group, Inc. (The), 3.85%, 01/26/27	0.5%
Oracle Corp., 3.25%, 11/15/27	0.5%
Meta Platforms, Inc., 3.50%, 08/15/27	0.5%
Alibaba Group Holding Ltd., 3.40%, 12/06/27	0.5%
Wells Fargo & Co., 4.30%, 07/22/27	0.5%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares iBonds Dec 2027 Term Corporate ETF
Semi-Annual Shareholder Report — April 30, 2026
IBDS-04/26-SAR

iShares iBonds Dec 2028 Term Corporate ETF
IBDT | NYSE Arca
Semi-Annual Shareholder Report — April 30, 2026

This semi-annual shareholder report contains important information about iShares iBonds Dec 2028 Term Corporate ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Dec 2028 Term Corporate ETF	$5	0.10%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$3,834,628,609
Number of Portfolio Holdings	722
Portfolio Turnover Rate	4%
What did the Fund invest in?
(as of April 30, 2026)
Credit quality allocation
Moody's Credit Rating*	Percent of Net Assets
Aaa	1.4%
Aa	8.2%
A	36.7%
Baa	48.8%
Ba	1.6%
Not Rated	1.6%
Short-Term and Other Assets	1.7%
Ten largest holdings
Security(a)	Percent of Net Assets
CVS Health Corp., 4.30%, 03/25/28	0.9%
Pfizer Investment Enterprises Pte. Ltd., 4.45%, 05/19/28	0.7%
Amgen, Inc., 5.15%, 03/02/28	0.7%
Cigna Group (The), 4.38%, 10/15/28	0.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.00%, 10/29/28	0.6%
Salesforce, Inc., 4.50%, 03/15/28	0.5%
RTX Corp., 4.13%, 11/16/28	0.5%
Morgan Stanley, 3.59%, 07/22/28	0.5%
Comcast Corp., 4.15%, 10/15/28	0.5%
Verizon Communications, Inc., 4.33%, 09/21/28	0.5%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares iBonds Dec 2028 Term Corporate ETF
Semi-Annual Shareholder Report — April 30, 2026
IBDT-04/26-SAR

iShares iBonds Dec 2029 Term Corporate ETF
IBDU | NYSE Arca
Semi-Annual Shareholder Report — April 30, 2026

This semi-annual shareholder report contains important information about iShares iBonds Dec 2029 Term Corporate ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Dec 2029 Term Corporate ETF	$5	0.10%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$3,730,397,848
Number of Portfolio Holdings	654
Portfolio Turnover Rate	6%
What did the Fund invest in?
(as of April 30, 2026)
Credit quality allocation
Moody's Credit Rating*	Percent of Net Assets
Aaa	0.8%
Aa	6.4%
A	37.2%
Baa	49.4%
Ba	2.5%
Not Rated	1.9%
Short-Term and Other Assets	1.8%
Ten largest holdings
Security(a)	Percent of Net Assets
AbbVie, Inc., 3.20%, 11/21/29	1.0%
Salesforce, Inc., 4.65%, 03/15/29	0.7%
Verizon Communications, Inc., 4.02%, 12/03/29	0.7%
International Business Machines Corp., 3.50%, 05/15/29	0.6%
AT&T, Inc., 4.35%, 03/01/29	0.6%
Oracle Corp., 4.55%, 02/04/29	0.6%
Anheuser-Busch InBev Worldwide, Inc., 4.75%, 01/23/29	0.6%
Fiserv, Inc., 3.50%, 07/01/29	0.6%
Amazon.com, Inc., 4.00%, 03/13/29	0.6%
Sumitomo Mitsui Financial Group, Inc., 3.04%, 07/16/29	0.5%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares iBonds Dec 2029 Term Corporate ETF
Semi-Annual Shareholder Report — April 30, 2026
IBDU-04/26-SAR

iShares iBonds Dec 2030 Term Corporate ETF
IBDV | NYSE Arca
Semi-Annual Shareholder Report — April 30, 2026

This semi-annual shareholder report contains important information about iShares iBonds Dec 2030 Term Corporate ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Dec 2030 Term Corporate ETF	$5	0.10%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$3,042,003,995
Number of Portfolio Holdings	730
Portfolio Turnover Rate	2%
What did the Fund invest in?
(as of April 30, 2026)
Credit quality allocation
Moody's Credit Rating*	Percent of Net Assets
Aaa	1.4%
Aa	9.6%
A	35.0%
Baa	49.2%
Ba	1.1%
Not Rated	1.7%
Short-Term and Other Assets	2.0%
Ten largest holdings
Security(a)	Percent of Net Assets
T-Mobile USA, Inc., 3.88%, 04/15/30	1.2%
Boeing Co. (The), 5.15%, 05/01/30	0.8%
Deutsche Telekom International Finance BV, 8.75%, 06/15/30	0.7%
Meta Platforms, Inc., 4.20%, 11/15/30	0.6%
British Telecommunications PLC, 9.63%, 12/15/30	0.6%
Pacific Gas and Electric Co., 4.55%, 07/01/30	0.5%
Pfizer Investment Enterprises Pte. Ltd., 4.65%, 05/19/30	0.5%
AT&T, Inc., 4.30%, 02/15/30	0.5%
Oracle Corp., 2.95%, 04/01/30	0.5%
Amgen, Inc., 5.25%, 03/02/30	0.5%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares iBonds Dec 2030 Term Corporate ETF
Semi-Annual Shareholder Report — April 30, 2026
IBDV-04/26-SAR

iShares iBonds Dec 2030 Term Muni Bond ETF
IBMS | Cboe BZX Exchange
Semi-Annual Shareholder Report — April 30, 2026

This semi-annual shareholder report contains important information about iShares iBonds Dec 2030 Term Muni Bond ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Dec 2030 Term Muni Bond ETF	$9	0.18%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$282,057,271
Number of Portfolio Holdings	1,643
Portfolio Turnover Rate	1%
What did the Fund invest in?
(as of April 30, 2026)
Credit quality allocation
S&P Credit Rating*	Percent of Net Assets
AAA	24.1%
AA+	17.7%
AA	19.8%
AA-	13.4%
A+	4.8%
A	3.6%
A-	1.6%
BBB+	0.1%
BBB	0.2%
Not Rated	13.6%
Short-Term and Other Assets	1.1%
Ten largest states
State	Percent of Net Assets
Texas	14.1%
California	11.6%
New York	10.3%
Florida	4.6%
Washington	4.1%
Illinois	3.8%
Ohio	3.0%
Maryland	3.0%
Connecticut	2.7%
North Carolina	2.3%
*
Credit quality ratings shown reflect the ratings assigned by S&P Global Ratings, a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares iBonds Dec 2030 Term Muni Bond ETF
Semi-Annual Shareholder Report — April 30, 2026
IBMS-04/26-SAR

iShares iBonds Dec 2031 Term Corporate ETF
IBDW | NYSE Arca
Semi-Annual Shareholder Report — April 30, 2026

This semi-annual shareholder report contains important information about iShares iBonds Dec 2031 Term Corporate ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Dec 2031 Term Corporate ETF	$5	0.10%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$2,348,710,688
Number of Portfolio Holdings	555
Portfolio Turnover Rate	10%
What did the Fund invest in?
(as of April 30, 2026)
Credit quality allocation
Moody's Credit Rating*	Percent of Net Assets
Aaa	1.1%
Aa	6.8%
A	32.4%
Baa	53.6%
Ba	2.4%
Not Rated	3.2%
Short-Term and Other Assets	0.5%
Ten largest holdings
Security(a)	Percent of Net Assets
Amazon.com, Inc., 4.25%, 03/13/31	0.8%
Oracle Corp., 4.95%, 02/04/31	0.8%
Verizon Communications, Inc., 2.55%, 03/21/31	0.8%
Meta Platforms, Inc., 4.55%, 05/15/31	0.8%
Salesforce, Inc., 4.90%, 09/15/31	0.8%
Oracle Corp., 2.88%, 03/25/31	0.7%
Orange SA, 9.00%, 03/01/31	0.7%
Abbott Laboratories, 4.00%, 03/15/31	0.7%
AT&T, Inc., 2.75%, 06/01/31	0.7%
Amazon.com, Inc., 2.10%, 05/12/31	0.7%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares iBonds Dec 2031 Term Corporate ETF
Semi-Annual Shareholder Report — April 30, 2026
IBDW-04/26-SAR

iShares iBonds Dec 2034 Term Corporate ETF
IBDZ | NYSE Arca
Semi-Annual Shareholder Report — April 30, 2026

This semi-annual shareholder report contains important information about iShares iBonds Dec 2034 Term Corporate ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Dec 2034 Term Corporate ETF	$5	0.10%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$844,488,526
Number of Portfolio Holdings	373
Portfolio Turnover Rate	1%
What did the Fund invest in?
(as of April 30, 2026)
Credit quality allocation
Moody's Credit Rating*	Percent of Net Assets
Aaa	0.2%
Aa	7.5%
A	32.1%
Baa	55.7%
Ba	1.7%
Not Rated	0.9%
Short-Term and Other Assets	1.9%
Ten largest holdings
Security(a)	Percent of Net Assets
Broadcom, Inc., 3.47%, 04/15/34	1.0%
AbbVie, Inc., 5.05%, 03/15/34	1.0%
AT&T, Inc., 5.40%, 02/15/34	0.9%
Meta Platforms, Inc., 4.75%, 08/15/34	0.8%
Boeing Co. (The), 6.53%, 05/01/34	0.8%
Bristol-Myers Squibb Co., 5.20%, 02/22/34	0.8%
Cisco Systems, Inc., 5.05%, 02/26/34	0.8%
Kroger Co. (The), 5.00%, 09/15/34	0.7%
Citibank N.A., 5.57%, 04/30/34	0.7%
BP Capital Markets America, Inc., 5.23%, 11/17/34	0.6%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares iBonds Dec 2034 Term Corporate ETF
Semi-Annual Shareholder Report — April 30, 2026
IBDZ-04/26-SAR

iShares iBonds Dec 2034 Term Treasury ETF
IBTP | NASDAQ
Semi-Annual Shareholder Report — April 30, 2026

This semi-annual shareholder report contains important information about iShares iBonds Dec 2034 Term Treasury ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Dec 2034 Term Treasury ETF	$3	0.07%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$266,483,571
Number of Portfolio Holdings	4
Portfolio Turnover Rate	1%
What did the Fund invest in?
(as of April 30, 2026)
Credit quality allocation
Moody's Credit Rating*	Percent of Net Assets
Aa	98.3%
Short-Term and Other Assets	1.7%
All holdings
Security(a)	Percent of Net Assets
U.S. Treasury Notes/Bonds, 4.38%, 05/15/34	25.0%
U.S. Treasury Notes/Bonds, 4.25%, 11/15/34	24.8%
U.S. Treasury Notes/Bonds, 4.00%, 02/15/34	24.3%
U.S. Treasury Notes/Bonds, 3.88%, 08/15/34	24.2%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares iBonds Dec 2034 Term Treasury ETF
Semi-Annual Shareholder Report — April 30, 2026
IBTP-04/26-SAR

iShares iBonds Dec 2044 Term Treasury ETF
IBGA | NASDAQ
Semi-Annual Shareholder Report — April 30, 2026

This semi-annual shareholder report contains important information about iShares iBonds Dec 2044 Term Treasury ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Dec 2044 Term Treasury ETF	$3	0.07%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$92,257,287
Number of Portfolio Holdings	8
Portfolio Turnover Rate	1%
What did the Fund invest in?
(as of April 30, 2026)
Credit quality allocation
Moody's Credit Rating*	Percent of Net Assets
Aa	98.1%
Short-Term and Other Assets	1.9%
All holdings
Security(a)	Percent of Net Assets
U.S. Treasury Notes/Bonds, 4.63%, 05/15/44	16.8%
U.S. Treasury Notes/Bonds, 4.63%, 11/15/44	16.8%
U.S. Treasury Notes/Bonds, 4.50%, 02/15/44	16.5%
U.S. Treasury Notes/Bonds, 4.13%, 08/15/44	15.7%
U.S. Treasury Notes/Bonds, 3.13%, 08/15/44	9.1%
U.S. Treasury Notes/Bonds, 3.63%, 02/15/44	8.2%
U.S. Treasury Notes/Bonds, 3.00%, 11/15/44	7.6%
U.S. Treasury Notes/Bonds, 3.38%, 05/15/44	7.4%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares iBonds Dec 2044 Term Treasury ETF
Semi-Annual Shareholder Report — April 30, 2026
IBGA-04/26-SAR

iShares iBonds Dec 2054 Term Treasury ETF
IBGK | NASDAQ
Semi-Annual Shareholder Report — April 30, 2026

This semi-annual shareholder report contains important information about iShares iBonds Dec 2054 Term Treasury ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Dec 2054 Term Treasury ETF	$3	0.07%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$3,471,133
Number of Portfolio Holdings	4
Portfolio Turnover Rate	2%
What did the Fund invest in?
(as of April 30, 2026)
Credit quality allocation
Moody's Credit Rating*	Percent of Net Assets
Aa	98.0%
Short-Term and Other Assets	2.0%
All holdings
Security(a)	Percent of Net Assets
U.S. Treasury Notes/Bonds, 4.63%, 05/15/54	25.4%
U.S. Treasury Notes/Bonds, 4.50%, 11/15/54	24.9%
U.S. Treasury Notes/Bonds, 4.25%, 08/15/54	23.9%
U.S. Treasury Notes/Bonds, 4.25%, 02/15/54	23.8%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares iBonds Dec 2054 Term Treasury ETF
Semi-Annual Shareholder Report — April 30, 2026
IBGK-04/26-SAR

iShares iBonds Oct 2034 Term TIPS ETF
IBIK | NYSE Arca
Semi-Annual Shareholder Report — April 30, 2026

This semi-annual shareholder report contains important information about iShares iBonds Oct 2034 Term TIPS ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Oct 2034 Term TIPS ETF	$5	0.10%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$83,118,478
Number of Portfolio Holdings	2
Portfolio Turnover Rate	1%
What did the Fund invest in?
(as of April 30, 2026)
Credit quality allocation
Moody's Credit Rating*	Percent of Net Assets
Aa	99.5%
Short-Term and Other Assets	0.5%
All holdings
Security(a)	Percent of Net Assets
U.S. Treasury Inflation Indexed Bonds, 1.88%, 07/15/34	50.9%
U.S. Treasury Inflation Indexed Bonds, 1.75%, 01/15/34	48.6%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares iBonds Oct 2034 Term TIPS ETF
Semi-Annual Shareholder Report — April 30, 2026
IBIK-04/26-SAR

iShares International Treasury Bond ETF
IGOV | NASDAQ
Semi-Annual Shareholder Report — April 30, 2026

This semi-annual shareholder report contains important information about iShares International Treasury Bond ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares International Treasury Bond ETF	$17	0.35%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$1,153,112,154
Number of Portfolio Holdings	959
Portfolio Turnover Rate	20%
What did the Fund invest in?
(as of April 30, 2026)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Aaa	29.3%
Aa	32.0%
A	24.4%
Baa	11.6%
Not Rated	2.7%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
Japan	11.4%
France	8.8%
Italy	7.9%
Germany	6.9%
United Kingdom	6.8%
Spain	5.3%
Netherlands	4.6%
Australia	4.6%
Canada	4.6%
Austria	4.6%
Other#	34.5%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares International Treasury Bond ETF
Semi-Annual Shareholder Report — April 30, 2026
IGOV-04/26-SAR

iShares Investment Grade Corporate Bond BuyWrite Strategy ETF
LQDW | Cboe BZX Exchange
Semi-Annual Shareholder Report — April 30, 2026

This semi-annual shareholder report contains important information about iShares Investment Grade Corporate Bond BuyWrite Strategy ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Investment Grade Corporate Bond BuyWrite Strategy ETF	$10(a)	0.20%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Key Fund statistics
Net Assets	$268,961,968
Number of Portfolio Holdings	3
Portfolio Turnover Rate	1%
What did the Fund invest in?
(as of April 30, 2026)
Portfolio composition
Asset Type	Percent of Net Assets
Investment Companies	99.9%
Short-term Investments	0.2%
Options Written	(0.1)%
Other assets less liabilities	(0.0	)%(a)
Credit quality allocation (of the underlying fund)(b)
Credit Rating(c)	Percent of Total Investments(d)
Aaa	2.2%
Aa	9.8%
A	47.6%
Baa	37.9%
Ba	1.9%
Not Rated	0.6%
(a)	Rounds to greater than (0.1)%.
(b)	The underlying fund is iShares iBoxx $ Investment Grade Corporate Bond ETF.
(c)
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(d)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Investment Grade Corporate Bond BuyWrite Strategy ETF
Semi-Annual Shareholder Report — April 30, 2026
LQDW-04/26-SAR

iShares J.P. Morgan Broad USD Emerging Markets Bond ETF
BEMB | Cboe BZX Exchange
Semi-Annual Shareholder Report — April 30, 2026

This semi-annual shareholder report contains important information about iShares J.P. Morgan Broad USD Emerging Markets Bond ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares J.P. Morgan Broad USD Emerging Markets Bond ETF	$8	0.15%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$42,634,959
Number of Portfolio Holdings	260
Portfolio Turnover Rate	10%
What did the Fund invest in?
(as of April 30, 2026)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Aa	10.1%
A	14.4%
Baa	34.0%
Ba	17.7%
B	7.8%
Caa	8.1%
Ca	0.9%
Not Rated	7.0%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
Saudi Arabia	5.5%
China	5.2%
Mexico	4.9%
Turkey	3.7%
Brazil	3.5%
United Arab Emirates	3.4%
Indonesia	3.4%
Chile	3.3%
India	2.9%
South Korea	2.9%
Other#	61.3%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by JPMorgan Chase & Co. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares J.P. Morgan Broad USD Emerging Markets Bond ETF
Semi-Annual Shareholder Report — April 30, 2026
BEMB-04/26-SAR

iShares J.P. Morgan USD Emerging Markets Bond ETF
EMB | NASDAQ
Semi-Annual Shareholder Report — April 30, 2026

This semi-annual shareholder report contains important information about iShares J.P. Morgan USD Emerging Markets Bond ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares J.P. Morgan USD Emerging Markets Bond ETF	$20	0.39%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$14,383,718,249
Number of Portfolio Holdings	680
Portfolio Turnover Rate	10%
What did the Fund invest in?
(as of April 30, 2026)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Aa	7.7%
A	10.4%
Baa	36.9%
Ba	20.0%
B	9.2%
Caa	11.1%
Ca	1.6%
Not Rated	3.1%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
Saudi Arabia	6.3%
Mexico	6.3%
Turkey	4.8%
Indonesia	4.4%
Brazil	3.9%
Poland	3.6%
Chile	3.5%
Philippines	3.4%
Dominican Republic	3.4%
Hungary	3.4%
Other#	57.0%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by JPMorgan Chase & Co. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares J.P. Morgan USD Emerging Markets Bond ETF
Semi-Annual Shareholder Report — April 30, 2026
EMB-04/26-SAR

iShares Russell 2000 BuyWrite ETF
IWMW | Cboe BZX Exchange
Semi-Annual Shareholder Report — April 30, 2026

This semi-annual shareholder report contains important information about iShares Russell 2000 BuyWrite ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Russell 2000 BuyWrite ETF	$10(a)	0.20%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Key Fund statistics
Net Assets	$50,834,749
Number of Portfolio Holdings	3
Portfolio Turnover Rate	7%
What did the Fund invest in?
(as of April 30, 2026)
Portfolio composition
Asset Type	Percent of Net Assets
Investment Companies	102.2%
Short-term Investments	0.2%
Options Written	(2.4)%
Sector allocation (of the underlying fund)(a)
Sector	Percent of Total Investments(b)
Industrials	19.2%
Financials	16.6%
Information Technology	16.4%
Health Care	16.3%
Consumer Discretionary	8.1%
Energy	6.3%
Real Estate	5.2%
Materials	4.7%
Utilities	2.9%
Communication Services	2.6%
Consumer Staples	1.7%
(a)	The underlying fund is iShares Russell 2000 ETF.
(b)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE Russell and its respective affiliates, nor do thiscompany make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Russell 2000 BuyWrite ETF
Semi-Annual Shareholder Report — April 30, 2026
IWMW-04/26-SAR

iShares S&P 500 BuyWrite ETF
IVVW | Cboe BZX Exchange
Semi-Annual Shareholder Report — April 30, 2026

This semi-annual shareholder report contains important information about iShares S&P 500 BuyWrite ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares S&P 500 BuyWrite ETF	$11(a)	0.22%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Key Fund statistics
Net Assets	$269,988,656
Number of Portfolio Holdings	3
Portfolio Turnover Rate	4%
What did the Fund invest in?
(as of April 30, 2026)
Portfolio composition
Asset Type	Percent of Net Assets
Investment Companies	102.2%
Short-term Investments	0.2%
Options Written	(2.4)%
Other assets less liabilities	(0.0	)%(a)
Sector allocation (of the underlying fund)(b)
Sector	Percent of Total Investments(c)
Information Technology	35.0%
Financials	12.0%
Communication Services	11.1%
Consumer Discretionary	10.0%
Industrials	8.8%
Health Care	8.5%
Consumer Staples	4.9%
Energy	3.5%
Utilities	2.4%
Materials	1.9%
Real Estate	1.9%
(a)	Rounds to greater than (0.1)%.
(b)	The underlying fund is iShares Core S&P 500 ETF.
(c)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by S&P Dow Jones Indices LLC and its respective affiliates, nor do this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares S&P 500 BuyWrite ETF
Semi-Annual Shareholder Report — April 30, 2026
IVVW-04/26-SAR

iShares Systematic Bond ETF
SYSB | Cboe BZX Exchange
Semi-Annual Shareholder Report — April 30, 2026

This semi-annual shareholder report contains important information about iShares Systematic Bond ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Systematic Bond ETF	$12	0.24%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$1,020,628,447
Number of Portfolio Holdings	855
Portfolio Turnover Rate	140%
What did the Fund invest in?
(as of April 30, 2026)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Aaa	18.4%
Aa	33.7%
A	6.4%
Baa	22.9%
Ba	7.8%
B	9.0%
Caa	1.1%
Ca	0.1%
Not Rated	0.6%
Maturity allocation
Maturity	Percent of Total Investments(a)
1-5 Years	30.5%
5-10 Years	32.3%
10-15 Years	4.6%
15-20 Years	4.2%
More than 20 Years	28.4%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Systematic Bond ETF
Semi-Annual Shareholder Report — April 30, 2026
SYSB-04/26-SAR

iShares Treasury Floating Rate Bond ETF
TFLO | NYSE Arca
Semi-Annual Shareholder Report — April 30, 2026

This semi-annual shareholder report contains important information about iShares Treasury Floating Rate Bond ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Treasury Floating Rate Bond ETF	$8	0.15%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$6,698,965,241
Number of Portfolio Holdings	9
Portfolio Turnover Rate	24%
What did the Fund invest in?
(as of April 30, 2026)
Maturity allocation
Maturity	Percent of Total Investments(a)
0-1 Year	54.7%
1-2 Years	45.3%
All holdings
Security	Percent of Total Investments(a)
U.S. Treasury Notes, 3.85%, 10/31/26	14.4%
U.S. Treasury Notes, 3.83%, 10/31/27	14.1%
U.S. Treasury Notes, 3.80%, 04/30/27	13.6%
U.S. Treasury Notes, 3.74%, 01/31/27	13.5%
U.S. Treasury Notes, 3.83%, 07/31/26	13.2%
U.S. Treasury Notes, 3.74%, 01/31/28	13.0%
U.S. Treasury Notes, 3.80%, 07/31/27	12.9%
U.S. Treasury Notes, 3.75%, 04/30/28	5.3%
(a)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Treasury Floating Rate Bond ETF
Semi-Annual Shareholder Report — April 30, 2026
TFLO-04/26-SAR

iShares USD Green Bond ETF
BGRN | NASDAQ
Semi-Annual Shareholder Report — April 30, 2026

This semi-annual shareholder report contains important information about iShares USD Green Bond ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares USD Green Bond ETF	$10	0.20%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$469,699,330
Number of Portfolio Holdings	320
Portfolio Turnover Rate	7%
What did the Fund invest in?
(as of April 30, 2026)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Aaa	12.7%
Aa	22.3%
A	22.7%
Baa	34.3%
Ba	1.8%
Not Rated	6.2%
Maturity allocation
Maturity	Percent of Total Investments(a)
0-1 Year	10.5%
1-5 Years	39.6%
5-10 Years	34.9%
10-15 Years	0.9%
15-20 Years	0.3%
More than 20 Years	13.8%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares USD Green Bond ETF
Semi-Annual Shareholder Report — April 30, 2026
BGRN-04/26-SAR

(b) Not applicable

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrant – Not Applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.

April 30, 2026

2026 Semi-Annual Financial Statements and Additional Information (Unaudited)

iShares Trust
• iShares 20+ Year Treasury Bond BuyWrite Strategy ETF | TLTW | Cboe BZX Exchange
• iShares High Yield Corporate Bond BuyWrite Strategy ETF | HYGW | Cboe BZX Exchange
• iShares Investment Grade Corporate Bond BuyWrite Strategy ETF | LQDW | Cboe BZX Exchange
• iShares Russell 2000 BuyWrite ETF | IWMW | Cboe BZX Exchange
• iShares S&P 500 BuyWrite ETF | IVVW | Cboe BZX Exchange

2

Schedule of Investments (unaudited)
April 30, 2026
iShares® 20+ Year Treasury Bond BuyWrite Strategy ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Investment Companies
Exchange-Traded Funds — 99.9%
iShares 20+ Year Treasury Bond ETF(a)(b)	23,201,700	$1,986,529,554
Total Investment Companies (Cost: $2,124,416,424)		1,986,529,554
Short-Term Securities
Money Market Funds — 0.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.61%(a)(c)	3,240,000	3,240,000
Total Short-Term Securities — 0.2% (Cost: $3,240,000)		3,240,000
Total Investments Before Options Written — 100.1% (Cost: $ 2,127,656,424)		1,989,769,554
Options Written — (0.1)% (Premiums Received: $ (3,775,062))		(1,262,033)
Total Investments, Net of Options Written — 100.0% (Cost: $2,123,881,362)		1,988,507,521
Liabilities in Excess of Other Assets — 0.0%		(239,094)
Net Assets — 100.0%		$1,988,268,427

(a)	Affiliate of the Fund.
(b)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(c)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/26	Shares Held at 04/30/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$19,480,000	$—	$(16,240,000)(a)	$—	$—	$3,240,000	3,240,000	$117,123	$—
iShares 20+ Year Treasury Bond ETF	1,548,852,537	610,835,761	(80,129,923)	(3,909,037)	(89,119,784)	1,986,529,554	23,201,700	37,893,139	—
				$(3,909,037)	$(89,119,784)	$1,989,769,554		$38,010,262	$—

(a)	Represents net amount purchased (sold).
Derivative Financial Instruments Outstanding as of Period End
Exchange-Traded Options Written
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
iShares 20+ Year Treasury Bond ETF	232,017	05/15/26	USD	89.00	USD	1,986,530	$(1,262,033)
Balances Reported in the Statements of Assets and Liabilities for Options Written
Description	Unrealized Appreciation	Unrealized Depreciation	Value
Options Written	$2,513,029	$—	$(1,262,033)
3
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® 20+ Year Treasury Bond BuyWrite Strategy ETF

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities—Derivative Financial Instruments
Options written
Options written at value	$—	$—	$1,262,033	$—	$—	$—	$1,262,033
For the period ended April 30, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Options written	$—	$—	$54,489,269	$—	$—	$—	$54,489,269
Net Change in Unrealized Appreciation (Depreciation) on:
Options written	$—	$—	$(12,393,808)	$—	$—	$—	$(12,393,808)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Options:
Average value of option contracts written	$2,141,816
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Investment Companies	$1,986,529,554	$—	$—	$1,986,529,554
Short-Term Securities
Money Market Funds	3,240,000	—	—	3,240,000
	$1,989,769,554	$—	$—	$1,989,769,554
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$—	$(1,262,033)	$—	$(1,262,033)

(a)	Derivative financial instruments are options written. Options written are shown at value.
See notes to financial statements.
Schedule of Investments
4

Schedule of Investments (unaudited)
April 30, 2026
iShares® High Yield Corporate Bond BuyWrite Strategy ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Investment Companies
Exchange-Traded Funds — 100.2%
iShares iBoxx $ High Yield Corporate Bond ETF(a)(b)	1,351,700	$108,649,646
Total Investment Companies (Cost: $106,776,459)		108,649,646
Short-Term Securities
Money Market Funds — 0.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.61%(a)(c)	210,000	210,000
Total Short-Term Securities — 0.2% (Cost: $210,000)		210,000
Total Investments Before Options Written — 100.4% (Cost: $ 106,986,459)		108,859,646
Options Written — (0.4)% (Premiums Received: $ (687,354))		(376,489)
Total Investments, Net of Options Written — 100.0% (Cost: $106,299,105)		108,483,157
Liabilities in Excess of Other Assets — 0.0%		(49,750)
Net Assets — 100.0%		$108,433,407

(a)	Affiliate of the Fund.
(b)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(c)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/26	Shares Held at 04/30/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$2,470,000	$—	$(2,260,000)(a)	$—	$—	$210,000	210,000	$19,246	$—
iShares iBoxx $ High Yield Corporate Bond ETF	239,869,425	35,064,848	(165,665,726)	3,667,690	(4,286,591)	108,649,646	1,351,700	6,171,688	—
				$3,667,690	$(4,286,591)	$108,859,646		$6,190,934	$—

(a)	Represents net amount purchased (sold).
Derivative Financial Instruments Outstanding as of Period End
Exchange-Traded Options Written
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
iShares iBoxx $ High Yield Corporate Bond ETF	13,517	05/15/26	USD	80.00	USD	108,650	$(376,489)
Balances Reported in the Statements of Assets and Liabilities for Options Written
Description	Unrealized Appreciation	Unrealized Depreciation	Value
Options Written	$310,865	$—	$(376,489)
5
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® High Yield Corporate Bond BuyWrite Strategy ETF

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities—Derivative Financial Instruments
Options written
Options written at value	$—	$—	$376,489	$—	$—	$—	$376,489
For the period ended April 30, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Options written	$—	$—	$84,763	$—	$—	$—	$84,763
Net Change in Unrealized Appreciation (Depreciation) on:
Options written	$—	$—	$(429,983)	$—	$—	$—	$(429,983)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Options:
Average value of option contracts written	$384,015
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Investment Companies	$108,649,646	$—	$—	$108,649,646
Short-Term Securities
Money Market Funds	210,000	—	—	210,000
	$108,859,646	$—	$—	$108,859,646
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$—	$(376,489)	$—	$(376,489)

(a)	Derivative financial instruments are options written. Options written are shown at value.
See notes to financial statements.
Schedule of Investments
6

Schedule of Investments (unaudited)
April 30, 2026
iShares® Investment Grade Corporate Bond BuyWrite Strategy ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Investment Companies
Exchange-Traded Funds — 99.9%
iShares iBoxx $ Investment Grade Corporate Bond ETF(a)(b)	2,468,700	$268,717,995
Total Investment Companies (Cost: $267,178,426)		268,717,995
Short-Term Securities
Money Market Funds — 0.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.61%(a)(c)	420,000	420,000
Total Short-Term Securities — 0.2% (Cost: $420,000)		420,000
Total Investments Before Options Written — 100.1% (Cost: $ 267,598,426)		269,137,995
Options Written — (0.1)% (Premiums Received: $ (860,531))		(141,187)
Total Investments, Net of Options Written — 100.0% (Cost: $266,737,895)		268,996,808
Liabilities in Excess of Other Assets — 0.0%		(34,840)
Net Assets — 100.0%		$268,961,968

(a)	Affiliate of the Fund.
(b)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(c)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/26	Shares Held at 04/30/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$2,660,000	$—	$(2,240,000)(a)	$—	$—	$420,000	420,000	$18,077	$—
iShares iBoxx $ Investment Grade Corporate Bond ETF	284,618,661	36,131,253	(46,024,356)	903,904	(6,911,467)	268,717,995	2,468,700	6,313,397	—
				$903,904	$(6,911,467)	$269,137,995		$6,331,474	$—

(a)	Represents net amount purchased (sold).
Derivative Financial Instruments Outstanding as of Period End
Exchange-Traded Options Written
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
iShares iBoxx $ Investment Grade Corporate Bond ETF	24,687	05/15/26	USD	110.00	USD	268,718	$(141,187)
Balances Reported in the Statements of Assets and Liabilities for Options Written
Description	Unrealized Appreciation	Unrealized Depreciation	Value
Options Written	$719,344	$—	$(141,187)
7
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Investment Grade Corporate Bond BuyWrite Strategy ETF

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities—Derivative Financial Instruments
Options written
Options written at value	$—	$—	$141,187	$—	$—	$—	$141,187
For the period ended April 30, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Options written	$—	$—	$5,645,069	$—	$—	$—	$5,645,069
Net Change in Unrealized Appreciation (Depreciation) on:
Options written	$—	$—	$(1,545,477)	$—	$—	$—	$(1,545,477)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Options:
Average value of option contracts written	$389,937
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Investment Companies	$268,717,995	$—	$—	$268,717,995
Short-Term Securities
Money Market Funds	420,000	—	—	420,000
	$269,137,995	$—	$—	$269,137,995
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$—	$(141,187)	$—	$(141,187)

(a)	Derivative financial instruments are options written. Options written are shown at value.
See notes to financial statements.
Schedule of Investments
8

Schedule of Investments (unaudited)
April 30, 2026
iShares® Russell 2000 BuyWrite ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Investment Companies
Exchange-Traded Funds — 102.2%
iShares Russell 2000 ETF(a)(b)	187,000	$51,980,390
Total Investment Companies (Cost: $44,148,555)		51,980,390
Short-Term Securities
Money Market Funds — 0.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.61%(a)(c)	90,000	90,000
Total Short-Term Securities — 0.2% (Cost: $90,000)		90,000
Total Investments Before Options Written — 102.4% (Cost: $ 44,238,555)		52,070,390
Options Written — (2.4)% (Premiums Received: $ (781,760))		(1,237,777)
Total Investments, Net of Options Written — 100.0% (Cost: $43,456,795)		50,832,613
Other Assets Less Liabilities — 0.0%		2,136
Net Assets — 100.0%		$50,834,749

(a)	Affiliate of the Fund.
(b)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(c)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/26	Shares Held at 04/30/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$640,000	$—	$(550,000)(a)	$—	$—	$90,000	90,000	$12,893	$—
iShares Russell 2000 ETF	30,151,602	26,039,722	(9,586,094)	1,134,389	4,240,771	51,980,390	187,000	204,720	—
				$1,134,389	$4,240,771	$52,070,390		$217,613	$—

(a)	Represents net amount purchased (sold).
Derivative Financial Instruments Outstanding as of Period End
Exchange-Traded Options Written
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Russell 2000 Index	185	05/15/26	USD	2,770.00	USD	51,798	$(1,237,777)
Balances Reported in the Statements of Assets and Liabilities for Options Written
Description	Unrealized Appreciation	Unrealized Depreciation	Value
Options Written	$—	$(456,017)	$(1,237,777)
9
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Russell 2000 BuyWrite ETF

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities—Derivative Financial Instruments
Options written
Options written at value	$—	$—	$1,237,777	$—	$—	$—	$1,237,777
For the period ended April 30, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Options written	$—	$—	$(3,137,305)	$—	$—	$—	$(3,137,305)
Net Change in Unrealized Appreciation (Depreciation) on:
Options written	$—	$—	$(685,044)	$—	$—	$—	$(685,044)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Options:
Average value of option contracts written	$757,338
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Investment Companies	$51,980,390	$—	$—	$51,980,390
Short-Term Securities
Money Market Funds	90,000	—	—	90,000
	$52,070,390	$—	$—	$52,070,390
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(1,237,777)	$—	$—	$(1,237,777)

(a)	Derivative financial instruments are options written. Options written are shown at value.
See notes to financial statements.
Schedule of Investments
10

Schedule of Investments (unaudited)
April 30, 2026
iShares® S&P 500 BuyWrite ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Investment Companies
Exchange-Traded Funds — 102.2%
iShares Core S&P 500 ETF(a)(b)	382,300	$276,047,361
Total Investment Companies (Cost: $240,408,014)		276,047,361
Short-Term Securities
Money Market Funds — 0.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.61%(a)(c)	440,000	440,000
Total Short-Term Securities — 0.2% (Cost: $440,000)		440,000
Total Investments Before Options Written — 102.4% (Cost: $ 240,848,014)		276,487,361
Options Written — (2.4)% (Premiums Received: $ (3,587,831))		(6,466,462)
Total Investments, Net of Options Written — 100.0% (Cost: $237,260,183)		270,020,899
Liabilities in Excess of Other Assets — 0.0%		(32,243)
Net Assets — 100.0%		$269,988,656

(a)	Affiliate of the Fund.
(b)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(c)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/26	Shares Held at 04/30/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$2,760,000	$—	$(2,320,000)(a)	$—	$—	$440,000	440,000	$11,626	$—
iShares Core S&P 500 ETF	202,499,170	101,365,592	(42,485,651)	4,448,560	10,219,690	276,047,361	382,300	1,383,797	—
				$4,448,560	$10,219,690	$276,487,361		$1,395,423	$—

(a)	Represents net amount purchased (sold).
Derivative Financial Instruments Outstanding as of Period End
Exchange-Traded Options Written
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
S&P 500 Index	382	05/15/26	USD	7,095.00	USD	275,384	$(6,466,462)
Balances Reported in the Statements of Assets and Liabilities for Options Written
Description	Unrealized Appreciation	Unrealized Depreciation	Value
Options Written	$—	$(2,878,631)	$(6,466,462)
11
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® S&P 500 BuyWrite ETF

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities—Derivative Financial Instruments
Options written
Options written at value	$—	$—	$6,466,462	$—	$—	$—	$6,466,462
For the period ended April 30, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Options written	$—	$—	$(1,935,992)	$—	$—	$—	$(1,935,992)
Net Change in Unrealized Appreciation (Depreciation) on:
Options written	$—	$—	$(963,677)	$—	$—	$—	$(963,677)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Options:
Average value of option contracts written	$4,286,650
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Investment Companies	$276,047,361	$—	$—	$276,047,361
Short-Term Securities
Money Market Funds	440,000	—	—	440,000
	$276,487,361	$—	$—	$276,487,361
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(6,466,462)	$—	$—	$(6,466,462)

(a)	Derivative financial instruments are options written. Options written are shown at value.
See notes to financial statements.
Schedule of Investments
12

Statements of Assets and Liabilities (unaudited)
April 30, 2026

	iShares 20+ Year Treasury Bond BuyWrite Strategy ETF	iShares High Yield Corporate Bond BuyWrite Strategy ETF	iShares Investment Grade Corporate Bond BuyWrite Strategy ETF	iShares Russell 2000 BuyWrite ETF
ASSETS
Investments, at value—affiliated(a)	$1,989,769,554	$108,859,646	$269,137,995	$52,070,390
Cash	8,603	2,041	6,980	8,325
Receivables:
Investments sold	35,529	—	—	—
Options written	3,055	3,019	—	—
Capital shares sold	11,683	—	4,177	95
Dividends—affiliated	11,111	2,175	1,777	1,545
Total assets	1,989,839,535	108,866,881	269,150,929	52,080,355
LIABILITIES
Options written, at value(b)	1,262,033	376,489	141,187	1,237,777
Payables:
Investments purchased	—	29,743	—	—
Capital shares redeemed	—	1,216	3,797	—
Investment advisory fees	309,075	26,026	43,977	7,829
Total liabilities	1,571,108	433,474	188,961	1,245,606
Commitments and contingent liabilities
NET ASSETS	$1,988,268,427	$108,433,407	$268,961,968	$50,834,749
NET ASSETS CONSIST OF
Paid-in capital	$2,152,711,599	$115,993,655	$285,283,168	$53,272,432
Accumulated loss	(164,443,172)	(7,560,248)	(16,321,200)	(2,437,683)
NET ASSETS	$1,988,268,427	$108,433,407	$268,961,968	$50,834,749
NET ASSET VALUE
Shares outstanding	89,300,000	3,700,000	11,200,000	1,320,000
Net asset value	$22.27	$29.31	$24.01	$38.51
Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited
Par value	None	None	None	None
(a) Investments, at cost—affiliated	$2,127,656,424	$106,986,459	$267,598,426	$44,238,555
(b) Premiums received	$3,775,062	$687,354	$860,531	$781,760
See notes to financial statements.
13
2026 iShares Semi-Annual Financial Statements and Additional Information

Statements of Assets and Liabilities (unaudited)(continued)
April 30, 2026

iShares S&P 500 BuyWrite ETF
ASSETS
Investments, at value—affiliated(a)	$276,487,361
Cash	5,112
Receivables:
Dividends—affiliated	8,694
Total assets	276,501,167
LIABILITIES
Options written, at value(b)	6,466,462
Payables:
Investment advisory fees	46,049
Total liabilities	6,512,511
Commitments and contingent liabilities
NET ASSETS	$269,988,656
NET ASSETS CONSIST OF
Paid-in capital	$276,137,721
Accumulated loss	(6,149,065)
NET ASSETS	$269,988,656
NET ASSET VALUE
Shares outstanding	6,040,000
Net asset value	$44.70
Shares authorized	Unlimited
Par value	None
(a) Investments, at cost—affiliated	$240,848,014
(b) Premiums received	$3,587,831
See notes to financial statements.
Statements of Assets and Liabilities
14

Statements of Operations (unaudited)
Six Months Ended April 30, 2026

	iShares 20+ Year Treasury Bond BuyWrite Strategy ETF	iShares High Yield Corporate Bond BuyWrite Strategy ETF	iShares Investment Grade Corporate Bond BuyWrite Strategy ETF	iShares Russell 2000 BuyWrite ETF
INVESTMENT INCOME
Dividends—affiliated	$38,010,262	$6,190,934	$6,331,474	$217,613
Interest—unaffiliated	14,053	1,987	1,981	206
Total investment income	38,024,315	6,192,921	6,333,455	217,819
EXPENSES
Investment advisory	1,719,046	204,438	272,970	40,076
Interest expense	—	—	—	648
Total expenses	1,719,046	204,438	272,970	40,724
Net investment income	36,305,269	5,988,483	6,060,485	177,095
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—affiliated	(1,304,322)	133,194	187,321	1,134,389
In-kind redemptions—affiliated(a)	(2,604,715)	3,534,496	716,583	—
Options written	54,489,269	84,763	5,645,069	(3,137,305)
	50,580,232	3,752,453	6,548,973	(2,002,916)
Net change in unrealized appreciation (depreciation) on:
Investments—affiliated	(89,119,784)	(4,286,591)	(6,911,467)	4,240,771
Options written	(12,393,808)	(429,983)	(1,545,477)	(685,044)
	(101,513,592)	(4,716,574)	(8,456,944)	3,555,727
Net realized and unrealized gain (loss)	(50,933,360)	(964,121)	(1,907,971)	1,552,811
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(14,628,091)	$5,024,362	$4,152,514	$1,729,906
(a) See Note 2 of the Notes to Financial Statements.
See notes to financial statements.
15
2026 iShares Semi-Annual Financial Statements and Additional Information

Statements of Operations (unaudited)(continued)
Six Months Ended April 30, 2026

iShares S&P 500 BuyWrite ETF
INVESTMENT INCOME
Dividends—affiliated	$1,395,423
Interest—unaffiliated	2,660
Total investment income	1,398,083
EXPENSES
Investment advisory	246,485
Total expenses	246,485
Net investment income	1,151,598
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—affiliated	3,336,765
In-kind redemptions—affiliated(a)	1,111,795
Options written	(1,935,992)
2,512,568
Net change in unrealized appreciation (depreciation) on:
Investments—affiliated	10,219,690
Options written	(963,677)
9,256,013
Net realized and unrealized gain	11,768,581
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$12,920,179
(a) See Note 2 of the Notes to Financial Statements.
See notes to financial statements.
Statements of Operations
16

Statements of Changes in Net Assets

	iShares 20+ Year Treasury Bond BuyWrite Strategy ETF		iShares High Yield Corporate Bond BuyWrite Strategy ETF
	Six Months Ended 04/30/26 (unaudited)	Year Ended 10/31/25	Six Months Ended 04/30/26 (unaudited)	Year Ended 10/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$36,305,269	$47,651,797	$5,988,483	$12,134,870
Net realized gain (loss)	50,580,232	51,705,909	3,752,453	(4,638,934)
Net change in unrealized appreciation (depreciation)	(101,513,592)	20,872,850	(4,716,574)	4,391,207
Net increase (decrease) in net assets resulting from operations	(14,628,091)	120,230,556	5,024,362	11,887,143
DISTRIBUTIONS TO SHAREHOLDERS(a)
From net investment income and net realized gain	(98,867,302)(b)	(87,766,707)	(11,518,347)(b)	(12,408,592)
Return of capital	—	(90,677,774)	—	(14,069,757)
Decrease in net assets resulting from distributions to shareholders	(98,867,302)	(178,444,481)	(11,518,347)	(26,478,349)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	538,116,401	514,425,301	(127,034,118)	68,963,146
NET ASSETS
Total increase (decrease) in net assets	424,621,008	456,211,376	(133,528,103)	54,371,940
Beginning of period	1,563,647,419	1,107,436,043	241,961,510	187,589,570
End of period	$1,988,268,427	$1,563,647,419	$108,433,407	$241,961,510

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.
17
2026 iShares Semi-Annual Financial Statements and Additional Information

Statements of Changes in Net Assets(continued)

	iShares Investment Grade Corporate Bond BuyWrite Strategy ETF		iShares Russell 2000 BuyWrite ETF
	Six Months Ended 04/30/26 (unaudited)	Year Ended 10/31/25	Six Months Ended 04/30/26 (unaudited)	Year Ended 10/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$6,060,485	$10,043,587	$177,095	$236,654
Net realized gain (loss)	6,548,973	1,161,535	(2,002,916)	78,317
Net change in unrealized appreciation (depreciation)	(8,456,944)	6,539,291	3,555,727	2,557,178
Net increase in net assets resulting from operations	4,152,514	17,744,413	1,729,906	2,872,149
DISTRIBUTIONS TO SHAREHOLDERS(a)
From net investment income and net realized gain	(17,673,603)(b)	(10,043,587)	(4,167,589)(b)	(2,872,149)
Return of capital	—	(26,754,271)	—	(2,162,076)
Decrease in net assets resulting from distributions to shareholders	(17,673,603)	(36,797,858)	(4,167,589)	(5,034,225)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(4,168,099)	93,597,270	22,753,336	13,705,253
NET ASSETS
Total increase (decrease) in net assets	(17,689,188)	74,543,825	20,315,653	11,543,177
Beginning of period	286,651,156	212,107,331	30,519,096	18,975,919
End of period	$268,961,968	$286,651,156	$50,834,749	$30,519,096

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.
Statements of Changes in Net Assets
18

Statements of Changes in Net Assets(continued)

	iShares S&P 500 BuyWrite ETF
	Six Months Ended 04/30/26 (unaudited)	Year Ended 10/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$1,151,598	$746,395
Net realized gain (loss)	2,512,568	(4,333,375)
Net change in unrealized appreciation (depreciation)	9,256,013	21,565,682
Net increase in net assets resulting from operations	12,920,179	17,978,702
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(23,116,013)(b)	(13,923,355)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	79,971,862	169,756,784
NET ASSETS
Total increase in net assets	69,776,028	173,812,131
Beginning of period	200,212,628	26,400,497
End of period	$269,988,656	$200,212,628

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.
19
2026 iShares Semi-Annual Financial Statements and Additional Information

Financial Highlights
(For a share outstanding throughout each period)

	iShares 20+ Year Treasury Bond BuyWrite Strategy ETF
	Six Months Ended 04/30/26 (unaudited)	Year Ended 10/31/25	Year Ended 10/31/24	Year Ended 10/31/23	Period From 08/18/22(a) to 10/31/22
Net asset value, beginning of period	$23.77	$25.43	$27.13	$33.64	$40.06
Net investment income(b)	0.48	0.98	0.98	0.94	0.13
Net realized and unrealized gain (loss)(c)	(0.64)	1.14	1.27	(2.17)	(5.35)
Net increase (decrease) from investment operations	(0.16)	2.12	2.25	(1.23)	(5.22)
Distributions(d)
From net investment income	(1.34)(e)	(1.01)	(1.02)	(4.79)	(1.12)
From net realized gain	—	(0.85)	—	—	—
Return of capital	—	(1.92)	(2.93)	(0.49)	(0.08)
Total distributions	(1.34)	(3.78)	(3.95)	(5.28)	(1.20)
Net asset value, end of period	$22.27	$23.77	$25.43	$27.13	$33.64
Total Return(f)
Based on net asset value	(0.74)%(g)	9.70%	8.56%(h)	(5.39)%	(13.29)%(g)
Ratios to Average Net Assets(i)
Total expenses	0.20%(j)	0.20%	0.20%	0.33%	0.35%(j)
Total expenses after fees waived	0.20%(j)	0.20%	0.20%	0.20%	0.20%(j)
Net investment income	4.22%(j)	4.17%	3.69%	3.04%	1.81%(j)
Supplemental Data
Net assets, end of period (000)	$1,988,268	$1,563,647	$1,107,436	$649,144	$21,866
Portfolio turnover rate(k)	1%	2%	0%	1%	0%
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f) Where applicable, assumes the reinvestment of distributions.
(g) Not annualized.
(h) Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(i) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(j) Annualized.
(k) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights
20

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares High Yield Corporate Bond BuyWrite Strategy ETF
	Six Months Ended 04/30/26 (unaudited)	Year Ended 10/31/25	Year Ended 10/31/24	Year Ended 10/31/23	Period From 08/18/22(a) to 10/31/22
Net asset value, beginning of period	$30.25	$32.34	$33.70	$37.48	$40.06
Net investment income(b)	0.86	1.72	1.92	1.92	0.33
Net realized and unrealized gain (loss)(c)	(0.16)	(0.02)	1.01	0.24	(1.54)
Net increase (decrease) from investment operations	0.70	1.70	2.93	2.16	(1.21)
Distributions(d)
From net investment income	(1.64)(e)	(1.78)	(2.15)	(2.73)	(1.30)
Return of capital	—	(2.01)	(2.14)	(3.21)	(0.07)
Total distributions	(1.64)	(3.79)	(4.29)	(5.94)	(1.37)
Net asset value, end of period	$29.31	$30.25	$32.34	$33.70	$37.48
Total Return(f)
Based on net asset value	2.39%(g)	5.65%	9.21%	5.96%	(3.02)%(g)
Ratios to Average Net Assets(h)
Total expenses	0.20%(i)	0.20%	0.20%	0.64%	0.70%(i)
Total expenses after fees waived	0.20%(i)	0.20%	0.20%	0.20%	0.20%(i)
Net investment income	5.86%(i)	5.56%	5.81%	5.42%	4.25%(i)
Supplemental Data
Net assets, end of period (000)	$108,433	$241,962	$187,590	$43,806	$9,370
Portfolio turnover rate(j)	2%	3%	0%(k)	1%	0%
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f) Where applicable, assumes the reinvestment of distributions.
(g) Not annualized.
(h) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i) Annualized.
(j) Portfolio turnover rate excludes in-kind transactions, if any.
(k) Rounds to less than 0.5%.
See notes to financial statements.
21
2026 iShares Semi-Annual Financial Statements and Additional Information

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares Investment Grade Corporate Bond BuyWrite Strategy ETF
	Six Months Ended 04/30/26 (unaudited)	Year Ended 10/31/25	Year Ended 10/31/24	Year Ended 10/31/23	Period From 08/18/22(a) to 10/31/22
Net asset value, beginning of period	$25.20	$27.37	$30.43	$35.88	$40.10
Net investment income(b)	0.54	1.11	1.22	1.22	0.17
Net realized and unrealized gain (loss)(c)	(0.17)	0.85	0.39	(0.53)	(3.40)
Net increase (decrease) from investment operations	0.37	1.96	1.61	0.69	(3.23)
Distributions(d)
From net investment income	(1.56)(e)	(1.13)	(1.29)	(3.49)	(0.86)
Return of capital	—	(3.00)	(3.38)	(2.65)	(0.13)
Total distributions	(1.56)	(4.13)	(4.67)	(6.14)	(0.99)
Net asset value, end of period	$24.01	$25.20	$27.37	$30.43	$35.88
Total Return(f)
Based on net asset value	1.51%(g)	7.92%	5.55%	1.56%	(8.14)%(g)
Ratios to Average Net Assets(h)
Total expenses	0.20%(i)	0.20%	0.20%	0.33%	0.35%(i)
Total expenses after fees waived	0.20%(i)	0.20%	0.20%	0.20%	0.20%(i)
Net investment income	4.44%(i)	4.32%	4.24%	3.73%	2.32%(i)
Supplemental Data
Net assets, end of period (000)	$268,962	$286,651	$212,107	$173,478	$12,559
Portfolio turnover rate(j)	1%	1%	0%	0%(k)	0%(k)
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f) Where applicable, assumes the reinvestment of distributions.
(g) Not annualized.
(h) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i) Annualized.
(j) Portfolio turnover rate excludes in-kind transactions, if any.
(k) Rounds to less than 0.5%.
See notes to financial statements.
Financial Highlights
22

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares Russell 2000 BuyWrite ETF
	Six Months Ended 04/30/26 (unaudited)	Year Ended 10/31/25	Period From 03/14/24(a) to 10/31/24
Net asset value, beginning of period	$41.24	$45.18	$49.10
Net investment income(b)	0.17	0.41	0.36
Net realized and unrealized gain(c)	1.22	4.72	0.63
Net increase from investment operations	1.39	5.13	0.99
Distributions(d)
From net investment income	(4.12)(e)	(0.42)	(0.35)
From net realized gain	—	(4.75)	(0.62)
Return of capital	—	(3.90)	(3.94)
Total distributions	(4.12)	(9.07)	(4.91)
Net asset value, end of period	$38.51	$41.24	$45.18
Total Return(f)
Based on net asset value	3.75%(g)	13.42%	2.26%(g)
Ratios to Average Net Assets(h)
Total expenses	0.20%(i)	0.20%	0.20%(i)
Net investment income	0.88%(i)	1.00%	1.22%(i)
Supplemental Data
Net assets, end of period (000)	$50,835	$30,519	$18,976
Portfolio turnover rate(j)	7%	1%	3%
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f) Where applicable, assumes the reinvestment of distributions.
(g) Not annualized.
(h) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i) Annualized.
(j) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
23
2026 iShares Semi-Annual Financial Statements and Additional Information

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares S&P 500 BuyWrite ETF
	Six Months Ended 04/30/26 (unaudited)	Year Ended 10/31/25	Period From 03/14/24(a) to 10/31/24
Net asset value, beginning of period	$47.00	$48.89	$49.89
Net investment income(b)	0.23	0.39	0.43
Net realized and unrealized gain(c)	2.26	5.42	3.22
Net increase from investment operations	2.49	5.81	3.65
Distributions(d)
From net investment income	(3.89)(e)	(0.41)	(0.43)
From net realized gain	(0.90)	(7.29)	(3.20)
Return of capital	—	—	(1.02)
Total distributions	(4.79)	(7.70)	(4.65)
Net asset value, end of period	$44.70	$47.00	$48.89
Total Return(f)
Based on net asset value	5.68%(g)	13.24%	7.66%(g)
Ratios to Average Net Assets(h)
Total expenses	0.22%(i)	0.22%	0.22%(i)
Net investment income	1.03%(i)	0.84%	1.37%(i)
Supplemental Data
Net assets, end of period (000)	$269,989	$200,213	$26,400
Portfolio turnover rate(j)	4%	1%	1%
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f) Where applicable, assumes the reinvestment of distributions.
(g) Not annualized.
(h) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i) Annualized.
(j) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights
24

Notes to Financial Statements (unaudited)
1. ORGANIZATION
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
iShares ETF	Diversification Classification
20+ Year Treasury Bond BuyWrite Strategy	Diversified
High Yield Corporate Bond BuyWrite Strategy	Diversified
Investment Grade Corporate Bond BuyWrite Strategy	Diversified
Russell 2000 BuyWrite	Diversified
S&P 500 BuyWrite	Diversified
Currently each Fund seeks to achieve its investment objective by investing a substantial portion of its assets in an iShares fund (an “underlying fund”). The financial statements, including the accounting policies, and schedules of investments for the underlying funds are available on iShares.com and should be read in conjunction with the Funds’ financial statements.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions from the underlying funds, if any, are recorded on the ex-dividend date. Interest income is recognized daily on an accrual basis.
Cash: The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates.  Distributions are determined on a tax basis and may differ from net investment income, net realized capital gains and/or return of capital for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
The portion of distributions that exceeds each Fund's current and accumulated earnings and profits will constitute a non-taxable return of capital. Distributions in excess of each Fund's minimum distribution requirements, but not in excess of the Fund's earnings and profits, will be taxable to the Fund's shareholders and will not constitute non-taxable returns of capital. Return of capital distributions will reduce a shareholder's cost basis and will result in higher capital gains or lower capital losses when each Fund's shares on which distributions were received are sold.  Once a shareholder's cost basis is reduced to zero, further distributions will be treated as capital gains.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
Segment Reporting: The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within each Fund’s financial statements.
25
2026 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment  Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date.  U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds' investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
• Shares of underlying exchange-traded closed-end funds or other exchange-traded funds (“ETFs”) are valued at their most recent closing price. ETFs and closed-end funds traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid (long positions) or ask (short positions) price.
• Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
• Exchange-traded options (except ETF options, equity index options or those that are customized) are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that the prior day’s price no longer reflects the fair value of the option.
• Flexible Exchange Options (“FLEX Options”) are valued by an independent pricing service using a mathematical model, such as Black-Scholes model, which incorporates a number of market data factors, such as trades and prices of the underlying instruments.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).  The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair  Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
• Level  2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
Notes to Financial Statements
26

Notes to Financial Statements (unaudited) (continued)
4. DERIVATIVE FINANCIAL INSTRUMENTS
Options:  The Funds write European-style call options on their respective underlying fund to generate gains from options premiums.
A European-style call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price on the expiration date. The Funds do not expect to physically settle outstanding option positions as they will generally purchase offsetting call options as necessary to close out the open call positions.
Premiums received on options written, as well as the daily fluctuation in market value, are included in options written at value in the Statements of Assets and Liabilities. When a written option expires without being exercised, a realized gain or loss is recorded in the Statements of Operations to the extent of the  premiums received. When a written option is closed or sold, a gain or loss is recorded in the Statements of Operations to the extent the cost of the closing transaction exceeds or does not exceed the premiums received. Written call options will typically be “covered,” meaning that they hold the underlying instrument subject to be called by the option counterparty. The Funds will seek to write call options up to (but not exceeding) the full number of shares of the underlying funds held in the Funds (i.e., the short positions in the call options are offset or “covered,” by the long positions the Funds hold in shares of the underlying funds).
In purchasing and writing options, the Funds bear the risk of an unfavorable change in the value of the underlying instrument or the risk that they may not be able to enter into a closing transaction due to an illiquid market.
5. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets.  BFA is a California corporation indirectly owned by BlackRock, Inc. ("BlackRock"). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:
iShares ETF	Investment Advisory Fees
20+ Year Treasury Bond BuyWrite Strategy	0.20%
High Yield Corporate Bond BuyWrite Strategy	0.20
Investment Grade Corporate Bond BuyWrite Strategy	0.20
Russell 2000 BuyWrite	0.20
S&P 500 BuyWrite	0.22
Distributor: BlackRock Investments, LLC ("BRIL"), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Prior to January 12, 2026, ETF Services were performed by State Street Bank and Trust Company.
Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.
Other Transactions: Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate.  The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
6. PURCHASES AND SALES
For the six months ended April 30, 2026, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
iShares ETF	Purchases	Sales
20+ Year Treasury Bond BuyWrite Strategy	$23,202,516	$29,266,881
High Yield Corporate Bond BuyWrite Strategy	4,572,042	8,036,614
Investment Grade Corporate Bond BuyWrite Strategy	3,547,421	9,144,487
Russell 2000 BuyWrite	2,715,593	9,586,094
S&P 500 BuyWrite	10,213,120	32,318,029
27
2026 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
For the six months ended April 30, 2026, in-kind transactions were as follows:
iShares ETF	In-kind Purchases	In-kind Sales
20+ Year Treasury Bond BuyWrite Strategy	$587,633,246	$50,863,043
High Yield Corporate Bond BuyWrite Strategy	30,492,806	157,629,112
Investment Grade Corporate Bond BuyWrite Strategy	32,583,832	36,879,869
Russell 2000 BuyWrite	23,324,129	—
S&P 500 BuyWrite	91,152,473	10,167,622
7. INCOME TAX INFORMATION
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes.  It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of April 30, 2026, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
As of October 31, 2025, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:
iShares ETF	Non-Expiring Capital Loss Carryforwards(a)
High Yield Corporate Bond BuyWrite Strategy	$(1,776,506)
Investment Grade Corporate Bond BuyWrite Strategy	(4,553,878)

(a)	Amounts available to offset future realized capital gains.
As of April 30, 2026, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
20+ Year Treasury Bond BuyWrite Strategy	$2,129,088,845	$2,513,029	$(139,319,291)	$(136,806,262)
High Yield Corporate Bond BuyWrite Strategy	106,995,093	2,184,052	(8,634)	2,175,418
Investment Grade Corporate Bond BuyWrite Strategy	267,606,611	2,258,913	(8,185)	2,250,728
Russell 2000 BuyWrite	48,058,646	7,831,835	(4,276,108)	3,555,727
S&P 500 BuyWrite	264,352,717	35,639,347	(26,383,334)	9,256,013
8. PRINCIPAL RISKS
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations.  Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Funds are not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless
Notes to Financial Statements
28

Notes to Financial Statements (unaudited) (continued)
of the individual results of the securities and other instruments in which a Fund invests. A Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
Covered Call Option Risk: By writing covered call options in return for the receipt of premiums, the Funds will give up the opportunity to benefit from potential increases in the value of the underlying funds above the exercise prices of the written options but will continue to bear the risk of declines in the value of the underlying funds. The premiums received from the options may not be sufficient to offset any losses sustained from the volatility of the underlying funds. In addition, the Funds' ability to sell shares of the underlying funds will be limited while the options are in effect unless the Funds extinguish the option positions through the purchase of offsetting identical options prior to the expiration of the written options.
The covered call strategy may be subject to imperfect matching or price correlation between the written options and the underlying funds, which could reduce the Funds' returns. Exchanges may suspend the trading of options. As a result, the Funds may be unable to write or purchase options at times that may be advantageous to the Funds. If the Funds are unable to extinguish the option positions before exercise, the Funds may be required to deliver the corresponding shares of the underlying funds, resulting in increased transaction costs, tracking error, underinvestment, and potentially the realization of capital gains. Further, the Funds use options which are struck once per month, and the timing of changes in the price of the underlying funds may affect the Funds' performance.
The Funds will be affected by the movements in interest rates and the resulting share price of the underlying funds. In a falling interest rate environment, the underlying funds are generally expected to appreciate in price and the Funds may underperform the underlying funds as price appreciation for the Funds is limited to the exercise prices of the options written by the Funds.
9. CAPITAL SHARE TRANSACTIONS
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
	Six Months Ended 04/30/26		Year Ended 10/31/25
iShares ETF	Shares	Amount	Shares	Amount
20+ Year Treasury Bond BuyWrite Strategy
Shares sold	25,750,000	$589,061,129	31,550,000	$735,495,093
Shares redeemed	(2,225,000)	(50,944,728)	(9,325,000)	(221,069,792)
	23,525,000	$538,116,401	22,225,000	$514,425,301
29
2026 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
	Six Months Ended 04/30/26		Year Ended 10/31/25
iShares ETF	Shares	Amount	Shares	Amount
High Yield Corporate Bond BuyWrite Strategy
Shares sold	1,025,000	$30,575,615	3,025,000	$94,125,172
Shares redeemed	(5,325,000)	(157,609,733)	(825,000)	(25,162,026)
	(4,300,000)	$(127,034,118)	2,200,000	$68,963,146
Investment Grade Corporate Bond BuyWrite Strategy
Shares sold	1,325,000	$32,620,211	5,375,000	$139,303,539
Shares redeemed	(1,500,000)	(36,788,310)	(1,750,000)	(45,706,269)
	(175,000)	$(4,168,099)	3,625,000	$93,597,270
Russell 2000 BuyWrite
Shares sold	580,000	$22,753,336	360,000	$15,312,386
Shares redeemed	—	—	(40,000)	(1,607,133)
	580,000	$22,753,336	320,000	$13,705,253
S&P 500 BuyWrite
Shares sold	2,000,000	$90,040,035	3,900,000	$178,188,968
Shares redeemed	(220,000)	(10,068,173)	(180,000)	(8,432,184)
	1,780,000	$79,971,862	3,720,000	$169,756,784
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash.  Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars.  Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator or BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash.  Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, each Funds’ custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
10. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Notes to Financial Statements
30

Additional Information
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
 • Go to icsdelivery.com.
 • If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com.
31
2026 iShares Semi-Annual Financial Statements and Additional Information

Glossary of Terms Used in these Financial Statements

Currency Abbreviation
USD	United States Dollar
Glossary of Terms Used in this Report
32

Additional Financial Information
Schedules of Investments (Unaudited)
April 30, 2026
Statements of Assets and Liabilities (Unaudited)
April 30, 2026
iShares Trust
iShares iBoxx $ High Yield Corporate Bond ETF | HYG | NYSE Arca
iShares iBoxx $ Investment Grade Corporate Bond ETF | LQD | NYSE Arca
33
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)
April 30, 2026
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Advertising — 1.3%
Clear Channel Outdoor Holdings, Inc.
7.13%, 02/15/31(a)	$14,763	$15,349,254
7.50%, 06/01/29(a)(b)	13,232	13,248,655
7.50%, 03/15/33(a)	10,727	11,239,317
7.75%, 04/15/28(a)	10,967	11,045,962
7.88%, 04/01/30(a)	12,524	13,022,599
Lamar Media Corp.
3.63%, 01/15/31(b)	7,278	6,820,568
3.75%, 02/15/28(b)	9,260	9,072,386
4.00%, 02/15/30(b)	7,289	6,989,844
4.88%, 01/15/29	2,940	2,920,966
5.38%, 11/01/33(a)(b)	5,232	5,172,323
Neptune Bidco U.S., Inc.
9.29%, 04/15/29(a)	39,642	40,131,381
9.50%, 02/15/33(a)	24,712	24,725,982
10.38%, 05/15/31(a)(b)	19,648	20,287,780
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.25%, 01/15/29(a)	6,150	5,999,054
4.63%, 03/15/30(a)(b)	6,969	6,763,845
5.00%, 08/15/27(a)	8,507	8,492,103
7.38%, 02/15/31(a)	5,309	5,552,969
Stagwell Global LLC, 5.63%, 08/15/29(a)(b)	15,279	14,531,007
		221,365,995
Aerospace & Defense — 2.1%
ATI, Inc., 7.25%, 08/15/30(b)	3,293	3,427,197
Bombardier, Inc.
6.75%, 06/15/33(a)	11,196	11,680,008
7.00%, 06/01/32(a)(b)	10,680	11,141,946
7.25%, 07/01/31(a)(b)	9,722	10,217,915
7.50%, 02/01/29(a)(b)	9,408	9,769,210
8.75%, 11/15/30(a)	9,261	9,835,339
Incora Top Holdco LLC, 6.00%, 01/31/33(c)(d)(e)	4,292	1,061,512
TransDigm, Inc.
4.63%, 01/15/29	17,093	16,847,488
4.88%, 05/01/29(b)	11,607	11,456,872
6.00%, 01/15/33(a)	24,834	25,073,462
6.13%, 07/31/34(a)(b)	20,750	20,789,373
6.25%, 01/31/34(a)(b)	7,564	7,734,833
6.38%, 03/01/29(a)(b)	37,991	38,769,815
6.38%, 05/31/33(a)	40,878	41,206,729
6.63%, 03/01/32(a)	33,034	33,939,875
6.75%, 08/15/28(a)	33,002	33,467,632
6.75%, 01/31/34(a)	29,935	30,733,591
6.88%, 12/15/30(a)(b)	20,448	21,085,094
7.13%, 12/01/31(a)	13,771	14,296,318
		352,534,209
Agriculture — 0.1%
Darling Ingredients, Inc.
5.25%, 04/15/27(a)(b)	3,716	3,717,057
6.00%, 06/15/30(a)	11,700	11,779,531
		15,496,588
Airlines — 0.9%
American Airlines, Inc., 7.25%, 02/15/28(a)(b)	12,125	12,278,915
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/29(a)(b)	42,309	42,308,467
JetBlue Airways Corp/JetBlue Loyalty LP, 9.88%, 09/20/31(a)(b)	29,994	27,835,413
Security	Par (000)	Value
Airlines (continued)
United Airlines Holdings, Inc.
4.88%, 03/01/29	$17,303	$17,081,226
5.38%, 03/01/31(b)	16,516	16,280,373
VistaJet Malta Finance PLC/Vista Management Holding, Inc.
6.38%, 02/01/30(a)(b)	13,076	12,202,924
7.88%, 05/01/27(a)(b)	5,397	5,396,752
8.75%, 01/15/32(a)	7,135	6,905,763
9.50%, 06/01/28(a)(b)	6,791	6,865,952
		147,155,785
Apparel — 0.2%
Beach Acquisition Bidco LLC, 10.00%, 07/15/33, (10.00% Cash or 10.75% PIK)(a)(f)	29,568	32,404,552
VF Corp., 2.95%, 04/23/30(b)	9,143	8,296,221
		40,700,773
Auto Manufacturers — 1.4%
Allison Transmission, Inc.
3.75%, 01/30/31(a)(b)	11,730	11,021,039
4.75%, 10/01/27(a)	3,237	3,227,077
5.88%, 06/01/29(a)	5,778	5,830,711
5.88%, 12/01/33(a)(b)	5,842	5,895,496
Aston Martin Capital Holdings Ltd., 10.00%, 03/31/29(a)	17,809	14,160,292
Jaguar Land Rover Automotive PLC
4.50%, 10/01/27(a)(b)	6,234	6,141,321
5.50%, 07/15/29(a)(b)	4,227	4,169,665
5.88%, 01/15/28(a)	7,053	7,039,293
Nissan Motor Acceptance Co. LLC
2.75%, 03/09/28(a)	10,451	9,897,267
5.30%, 09/13/27(a)	5,589	5,586,026
5.63%, 09/29/28(a)(b)	9,972	9,924,766
6.13%, 09/30/30(a)	20,096	19,797,824
7.05%, 09/15/28(a)	11,453	11,729,814
Nissan Motor Co. Ltd.
4.35%, 09/17/27(a)	35,765	35,283,217
4.81%, 09/17/30(a)(b)	38,713	36,195,126
7.50%, 07/17/30(a)	16,658	17,206,636
7.75%, 07/17/32(a)	12,218	12,738,273
8.13%, 07/17/35(a)	16,993	17,925,353
		233,769,196
Auto Parts & Equipment — 2.1%
Adient Global Holdings Ltd.
7.00%, 04/15/28(a)	7,796	7,930,652
7.50%, 02/15/33(a)(b)	11,151	11,383,260
8.25%, 04/15/31(a)(b)	5,991	6,231,235
American Axle & Manufacturing, Inc.
5.00%, 10/01/29(b)	8,513	8,248,246
6.38%, 10/15/32(a)(b)	12,676	12,645,134
7.75%, 10/15/33(a)(b)	18,133	17,712,672
Aptiv Swiss Holdings Ltd., 6.88%, 12/15/54, (5-year CMT + 3.39%)(g)	5,271	5,393,768
Clarios Global LP/Clarios U.S. Finance Co.
6.75%, 05/15/28(a)	11,469	11,659,854
6.75%, 02/15/30(a)(b)	16,434	16,983,262
6.75%, 09/15/32(a)	14,204	14,502,250
Cooper-Standard Automotive, Inc., 9.25%, 03/01/31(a)(b)	19,063	18,420,348

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Auto Parts & Equipment (continued)
Cyprium Corp./Cyprium Holdings Luxembourg SARL
6.13%, 04/15/31(a)	$14,200	$14,330,284
6.38%, 04/15/34(a)	14,503	14,489,560
Forvia SE
6.75%, 09/15/33(a)(b)	8,431	8,461,791
8.00%, 06/15/30(a)(b)	6,342	6,679,476
Goodyear Tire & Rubber Co.(The)
5.00%, 07/15/29(b)	12,725	12,181,821
5.25%, 04/30/31(b)	7,820	7,118,186
5.25%, 07/15/31(b)	8,602	7,812,954
5.63%, 04/30/33(b)	5,618	5,033,412
6.63%, 07/15/30(b)	8,052	7,973,517
IHO Verwaltungs GmbH
6.38%, 05/15/29, (6.38% Cash or 7.13% PIK)(a)(f)	5,093	5,110,456
7.38%, 05/15/33, (7.38% Cash or 8.13% PIK)(a)(f)	2,052	2,087,931
7.75%, 11/15/30, (7.75% Cash or 8.50% PIK)(a)(f)	5,671	5,829,460
8.00%, 11/15/32, (8.00% Cash or 8.75% PIK)(a)(b)(f)	4,668	4,838,577
Qnity Electronics, Inc.
5.75%, 08/15/32(a)	16,199	16,363,771
6.25%, 08/15/33(a)(b)	11,240	11,496,454
Tenneco, Inc., 8.00%, 11/17/28(a)	25,018	25,278,868
ZF North America Capital, Inc.
6.75%, 04/23/30(a)(b)	12,929	12,765,426
6.88%, 04/14/28(a)	8,572	8,760,385
6.88%, 04/23/32(a)(b)	8,910	8,723,303
7.13%, 04/14/30(a)(b)	8,545	8,567,132
7.50%, 03/24/31(a)(b)	22,179	22,208,498
		347,221,943
Banks — 0.0%
Freedom Mortgage Corp., 12.25%, 10/01/30(a)	7,009	7,607,986
Beverages — 0.1%
Primo Water Holdings, Inc./Triton Water Holdings, Inc.
4.38%, 04/30/29(a)	9,271	9,039,308
6.25%, 04/01/29(a)	8,733	8,744,125
		17,783,433
Biotechnology — 0.2%
Genmab A/S/Genmab Finance LLC
6.25%, 12/15/32(a)	24,035	24,634,464
7.25%, 12/15/33(a)(b)	15,372	16,041,672
		40,676,136
Building Materials — 2.1%
Builders FirstSource, Inc.
4.25%, 02/01/32(a)(b)	19,154	17,743,963
5.00%, 03/01/30(a)	8,777	8,581,514
6.38%, 06/15/32(a)(b)	10,545	10,614,805
6.38%, 03/01/34(a)	16,641	16,575,235
6.75%, 05/15/35(a)	13,113	13,239,643
Camelot Return Merger Sub, Inc., 8.75%, 08/01/28(a)	10,108	6,516,941
Cornerstone Building Brands, Inc., 9.50%, 08/15/29(a)	6,812	4,329,210
EMRLD Borrower LP/Emerald Co-Issuer, Inc.
6.63%, 12/15/30(a)	40,137	41,081,307
Security	Par (000)	Value
Building Materials (continued)
6.75%, 07/15/31(a)	$6,888	$7,117,046
James Hardie International Finance DAC, 5.00%, 01/15/28(a)	4,613	4,587,117
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC, 6.75%, 04/01/32(a)(b)	10,888	10,738,998
MIWD Holdco II LLC/MIWD Finance Corp., 5.50%, 02/01/30(a)(b)	7,546	6,962,028
Quikrete Holdings, Inc.
6.38%, 03/01/32(a)	55,979	56,810,663
6.75%, 03/01/33(a)(b)	23,545	23,841,526
Smyrna Ready Mix Concrete LLC
6.00%, 11/01/28(a)	18,219	18,204,073
8.88%, 11/15/31(a)(b)	16,662	17,435,250
Standard Building Solutions, Inc.
5.88%, 03/15/34(a)(b)	7,505	7,305,334
6.25%, 08/01/33(a)	19,215	19,161,278
6.50%, 08/15/32(a)(b)	14,575	14,713,397
Standard Industries, Inc./New York
3.38%, 01/15/31(a)	14,658	13,293,764
4.38%, 07/15/30(a)	22,263	21,215,526
4.75%, 01/15/28(a)	14,298	14,209,550
		354,278,168
Chemicals — 3.1%
ARC Falcon I Inc./Arclin USA LLC/New Arclin U.S. Holding Corp., 9.75%, 03/01/33(a)	17,881	17,510,917
Axalta Coating Systems Dutch Holding B BV, 7.25%, 02/15/31(a)	4,885	5,066,851
Axalta Coating Systems LLC, 3.38%, 02/15/29(a)(b)	9,003	8,564,633
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV, 4.75%, 06/15/27(a)	4,198	4,175,124
Celanese U.S. Holdings LLC
6.50%, 04/15/30(b)	10,875	11,128,550
6.75%, 04/15/33(b)	14,485	14,918,261
6.85%, 11/15/28(b)	10,013	10,458,923
7.00%, 02/15/31(b)	7,857	8,167,337
7.05%, 11/15/30	13,427	14,422,091
7.17%, 07/15/27	5,000	5,137,500
7.20%, 11/15/33(b)	13,758	14,886,982
7.33%, 07/15/29	12,338	12,930,123
7.38%, 07/15/32(b)	13,609	14,424,206
7.38%, 02/15/34(b)	13,459	14,083,414
Chemours Co.(The)
4.63%, 11/15/29(a)(b)	7,502	7,183,315
5.75%, 11/15/28(a)(b)	8,202	8,190,629
7.88%, 03/15/34(a)	12,195	12,471,392
8.00%, 01/15/33(a)(b)	9,587	9,876,456
FMC Corp.
3.45%, 10/01/29(b)	8,121	7,295,609
5.65%, 05/18/33(b)	7,585	6,675,259
8.45%, 11/01/55, (5-year CMT + 4.37%)(g)	12,624	8,386,047
Huntsman International LLC
2.95%, 06/15/31	5,826	4,962,692
4.50%, 05/01/29(b)	12,441	11,907,342
INEOS Finance PLC
6.75%, 05/15/28(a)(b)	6,316	6,357,254
7.50%, 04/15/29(a)(b)	12,587	12,442,148
Methanex Corp.
5.13%, 10/15/27(b)	10,569	10,565,470
5.25%, 12/15/29(b)	11,308	11,273,205

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Chemicals (continued)
Methanex U.S. Operations, Inc., 6.25%, 03/15/32(a)(b)	$9,915	$10,210,083
NOVA Chemicals Corp.
4.25%, 05/15/29(a)	5,361	5,235,687
5.25%, 06/01/27(a)	12,149	12,129,471
7.00%, 12/01/31(a)	3,494	3,695,709
8.50%, 11/15/28(a)	3,461	3,594,400
9.00%, 02/15/30(a)	8,576	9,050,544
Olin Corp.
5.00%, 02/01/30(b)	7,565	7,317,349
5.63%, 08/01/29(b)	9,259	9,181,326
6.63%, 04/01/33(a)(b)	9,966	9,880,589
Olympus Water U.S. Holding Corp.
4.25%, 10/01/28(a)(b)	11,919	11,582,092
6.25%, 10/01/29(a)	3,873	3,775,519
6.75%, 08/01/32(a)	15,630	15,159,484
7.25%, 06/15/31(a)	12,278	12,336,321
Series 144*, 7.25%, 02/15/33(a)	20,824	20,319,253
Perimeter Holdings LLC, 6.25%, 01/15/34(a)	7,332	7,295,758
SCIH Salt Holdings, Inc.
4.88%, 05/01/28(a)	18,299	18,099,158
6.63%, 05/01/29(a)	9,124	9,062,325
SK Invictus Intermediate II SARL, 5.00%, 10/30/29(a)	9,188	9,042,798
Solstice Advanced Materials, Inc., 5.63%, 09/30/33(a)	13,753	13,644,404
Tronox, Inc.
4.63%, 03/15/29(a)(b)	18,430	15,401,018
9.13%, 09/30/30(a)(b)	4,265	4,333,161
WR Grace Holdings LLC
5.63%, 08/15/29(a)	15,971	15,189,926
6.63%, 08/15/32(a)	9,759	9,690,556
7.00%, 08/01/33(a)(b)	7,240	7,221,731
		515,910,392
Commercial Services — 5.0%
ADT Security Corp.(The)
4.13%, 08/01/29(a)	15,099	14,519,608
5.88%, 10/15/33(a)	17,563	17,303,250
Albion Financing 1 SARL/Aggreko Holdings, Inc., 7.00%, 05/21/30(a)	23,600	24,370,644
Allied Universal Holdco LLC, 7.88%, 02/15/31(a)(b)	32,177	33,721,390
Allied Universal Holdco LLC/Allied Universal Finance Corp.
6.00%, 06/01/29(a)(b)	13,545	13,434,565
6.88%, 06/15/30(a)(b)	15,151	15,599,444
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL, 4.63%, 06/01/28(a)	32,656	32,153,334
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
4.75%, 04/01/28(a)(b)	7,551	7,375,155
5.38%, 03/01/29(a)(b)	8,403	8,162,867
8.00%, 02/15/31(a)(b)	7,003	7,067,999
8.25%, 01/15/30(a)(b)	10,556	10,846,117
8.38%, 06/15/32(a)(b)	9,255	9,300,507
Belron U.K. Finance PLC, 5.75%, 10/15/29(a)	17,174	17,334,821
Block, Inc.
3.50%, 06/01/31(b)	16,444	14,902,375
5.63%, 08/15/30(a)	18,097	18,101,618
6.00%, 08/15/33(a)(b)	15,674	15,664,378
Security	Par (000)	Value
Commercial Services (continued)
6.50%, 05/15/32	$27,805	$28,318,814
Brink's Co.(The)
4.63%, 10/15/27(a)	6,052	6,021,500
6.50%, 06/15/29(a)(b)	4,565	4,661,848
6.75%, 06/15/32(a)(b)	4,187	4,296,494
Clarivate Science Holdings Corp.
3.88%, 07/01/28(a)	13,157	12,700,024
4.88%, 07/01/29(a)(b)	15,199	13,767,225
EquipmentShare.com, Inc.
8.00%, 03/15/33(a)(b)	6,228	6,534,262
8.63%, 05/15/32(a)	7,459	7,903,250
9.00%, 05/15/28(a)	17,611	18,262,334
Garda World Security Corp.
6.00%, 06/01/29(a)(b)	7,597	7,441,483
6.50%, 01/15/31(a)	10,479	10,694,835
7.75%, 02/15/28(a)(b)	6,480	6,587,615
8.25%, 08/01/32(a)	8,591	8,794,506
8.38%, 11/15/32(a)(b)	14,006	14,443,435
GEO Group, Inc.(The)
8.63%, 04/15/29	9,327	9,705,655
10.25%, 04/15/31	9,021	9,673,934
Herc Holdings, Inc.
5.75%, 03/15/31(a)(b)	9,392	9,409,483
6.00%, 03/15/34(a)(b)	8,031	7,972,833
6.63%, 06/15/29(a)(b)	11,480	11,745,159
7.00%, 06/15/30(a)	26,993	28,073,492
7.25%, 06/15/33(a)(b)	17,565	18,387,973
Hertz Corp.(The)
5.00%, 12/01/29(a)	13,209	6,418,474
12.63%, 07/15/29(a)(b)	18,672	17,595,979
ION Platform Finance U.S., Inc., 7.88%, 09/30/32(a)(b)	21,298	16,490,899
Prime Security Services Borrower LLC/Prime Finance, Inc., 3.38%, 08/31/27(a)	14,636	14,334,873
Raven Acquisition Holdings LLC, 6.88%, 11/15/31(a)(b)	19,653	19,435,766
RR Donnelley & Sons Co.
9.50%, 08/01/29(a)	15,077	15,512,213
10.88%, 08/01/29(a)	8,705	8,943,517
RRD Intermediate Holdings, Inc., 11.00%, 12/01/30, (11.00% Cash or 12.00% PIK)(a)(f)	2,857	2,933,185
Service Corp. International/U.S.
3.38%, 08/15/30	11,339	10,536,858
4.00%, 05/15/31(b)	10,519	9,933,752
4.63%, 12/15/27	5,116	5,071,145
5.13%, 06/01/29(b)	9,706	9,691,327
5.75%, 10/15/32	10,620	10,709,527
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 6.75%, 08/15/32(a)(b)	22,022	21,953,915
Sotheby's, 8.25%, 04/15/31(a)	9,220	8,958,636
United Rentals North America, Inc.
3.75%, 01/15/32	8,663	8,046,804
3.88%, 11/15/27	7,875	7,746,938
3.88%, 02/15/31	13,742	13,010,862
4.00%, 07/15/30	9,462	9,073,885
4.88%, 01/15/28	19,415	19,377,659
5.25%, 01/15/30	8,291	8,310,996
5.38%, 11/15/33(a)(b)	19,912	19,689,627
6.13%, 03/15/34(a)	12,627	12,977,039
Veritiv Operating Co., 10.50%, 11/30/30(a)(b)	18,109	19,065,378
Wand NewCo 3, Inc., 7.63%, 01/30/32(a)	17,220	17,913,568

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Services (continued)
Williams Scotsman, Inc.
4.63%, 08/15/28(a)	$7,583	$7,504,839
6.63%, 06/15/29(a)	7,993	8,196,776
6.63%, 04/15/30(a)(b)	7,826	8,048,058
7.38%, 10/01/31(a)(b)	6,487	6,746,833
		849,483,554
Computers — 0.7%
Amentum Holdings, Inc., 7.25%, 08/01/32(a)(b)	14,723	15,245,667
CACI International, Inc., 6.38%, 06/15/33(a)(b)	21,268	21,713,458
McAfee Corp., 7.38%, 02/15/30(a)(b)	24,179	19,573,229
NCR Atleos Corp., 9.50%, 04/01/29(a)	21,535	22,913,240
NCR Voyix Corp.
5.00%, 10/01/28(a)(b)	8,909	8,722,144
5.13%, 04/15/29(a)	5,190	5,043,380
Seagate Data Storage Technology Pte. Ltd.
4.09%, 06/01/29(a)	4,644	4,528,299
5.88%, 07/15/30(a)	3,602	3,676,309
8.25%, 12/15/29(a)(b)	5,782	6,026,116
8.50%, 07/15/31(a)(b)	6,214	6,499,579
9.63%, 12/01/32(a)	10,895	12,105,249
		126,046,670
Cosmetics & Personal Care — 0.4%
Edgewell Personal Care Co.
4.13%, 04/01/29(a)(b)	7,007	6,693,024
5.50%, 06/01/28(a)	11,579	11,549,932
Opal Bidco SAS, 6.50%, 03/31/32(a)(b)	14,286	14,554,577
Perrigo Finance Unlimited Co.
5.15%, 06/15/30(b)	11,287	10,676,144
6.13%, 09/30/32(b)	12,527	11,795,150
Prestige Brands, Inc.
3.75%, 04/01/31(a)(b)	6,974	6,440,815
5.13%, 01/15/28(a)(b)	4,209	4,200,361
		65,910,003
Distribution & Wholesale — 0.2%
American Builders & Contractors Supply Co., Inc.
3.88%, 11/15/29(a)(b)	4,523	4,310,108
4.00%, 01/15/28(a)	7,975	7,874,053
RB Global Holdings, Inc.
6.75%, 03/15/28(a)	9,372	9,503,262
7.75%, 03/15/31(a)(b)	12,888	13,377,803
		35,065,226
Diversified Financial Services — 5.3%
Ally Financial, Inc.
6.65%, 01/17/40, (5-year CMT + 2.45%)(g)	9,278	9,148,030
6.70%, 02/14/33(b)	8,770	9,042,580
Aretec Group, Inc.
7.50%, 04/01/29(a)(b)	4,315	4,324,587
10.00%, 08/15/30(a)	10,684	11,300,488
Azorra Finance Ltd.
6.25%, 02/15/34(a)	6,077	5,837,576
7.25%, 01/15/31(a)	5,677	5,806,937
7.75%, 04/15/30(a)	7,203	7,461,955
Burford Capital Global Finance LLC
6.25%, 04/15/28(a)(b)	5,969	5,816,716
7.50%, 07/15/33(a)(b)	8,296	6,812,177
8.50%, 01/15/34(a)(b)	7,657	6,465,048
9.25%, 07/01/31(a)(b)	10,869	10,115,898
Security	Par (000)	Value
Diversified Financial Services (continued)
Coinbase Global, Inc.
3.38%, 10/01/28(a)(b)	$15,627	$14,971,530
3.63%, 10/01/31(a)(b)	11,346	9,943,059
Credit Acceptance Corp.
6.63%, 03/15/30(a)(b)	8,899	8,859,957
9.25%, 12/15/28(a)(b)	9,684	10,100,479
CrossCountry Intermediate HoldCo LLC
6.50%, 10/01/30(a)(b)	13,819	13,564,949
6.75%, 12/01/32(a)	7,875	7,628,255
Encore Capital Group, Inc.
6.63%, 04/15/31(a)	6,327	6,400,828
8.50%, 05/15/30(a)(b)	7,366	7,849,799
9.25%, 04/01/29(a)(b)	6,635	6,944,910
Focus Financial Partners LLC, 6.75%, 09/15/31(a)(b)	15,830	16,138,112
Freedom Mortgage Holdings LLC
6.88%, 05/01/31(a)	13,856	13,384,030
7.88%, 04/01/33(a)	7,962	7,767,097
8.38%, 04/01/32(a)(b)	9,299	9,422,489
9.13%, 05/15/31(a)	8,922	9,235,780
9.25%, 02/01/29(a)	17,237	17,856,682
GGAM Finance Ltd.
5.88%, 03/15/30(a)	4,547	4,580,084
6.88%, 04/15/29(a)	4,399	4,502,782
8.00%, 06/15/28(a)	6,869	7,153,368
Global Aircraft Leasing Co. Ltd., 8.75%, 09/01/27(a)(b)	12,174	12,362,198
goeasy Ltd.
6.88%, 02/15/31(a)(b)	6,514	5,403,910
7.38%, 10/01/30(a)(b)	5,571	4,721,887
7.63%, 07/01/29(a)(b)	8,182	7,333,513
9.25%, 12/01/28(a)(b)	6,707	6,353,764
Series 144*, 6.88%, 05/15/30(a)(b)	5,869	4,961,238
Jane Street Group/JSG Finance, Inc.
4.50%, 11/15/29(a)	7,795	7,580,562
6.13%, 11/01/32(a)	22,807	22,906,530
6.75%, 05/01/33(a)	27,366	28,072,401
7.13%, 04/30/31(a)(b)	18,021	18,629,209
Jefferies Finance LLC/JFIN Co-Issuer Corp.
5.00%, 08/15/28(a)(b)	15,811	15,157,078
6.63%, 10/15/31(a)(b)	6,309	6,149,690
Navient Corp.
4.88%, 03/15/28(b)	5,822	5,683,312
5.50%, 03/15/29(b)	11,070	10,606,720
7.88%, 06/15/32(b)	7,284	7,019,726
9.38%, 07/25/30(b)	6,600	6,846,572
11.50%, 03/15/31(b)	6,379	6,844,893
OneMain Finance Corp.
3.88%, 09/15/28	8,765	8,471,937
4.00%, 09/15/30(b)	12,044	11,089,088
5.38%, 11/15/29(b)	10,426	10,252,016
6.13%, 05/15/30	10,605	10,570,788
6.50%, 03/15/33(b)	10,930	10,690,931
6.63%, 01/15/28	10,865	11,015,558
6.63%, 05/15/29	14,071	14,297,909
6.75%, 03/15/32	9,210	9,210,394
6.75%, 09/15/33	14,403	14,172,865
7.13%, 11/15/31(b)	11,156	11,309,966
7.13%, 09/15/32	13,266	13,456,029
7.50%, 05/15/31	11,900	12,193,073
7.88%, 03/15/30	11,499	11,978,765

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
Osaic Holdings, Inc.
6.75%, 08/01/32(a)	$16,584	$16,808,768
8.00%, 08/01/33(a)	9,652	9,825,724
PennyMac Financial Services, Inc.
4.25%, 02/15/29(a)	10,024	9,577,406
5.75%, 09/15/31(a)(b)	8,800	8,368,236
6.75%, 02/15/34(a)	8,798	8,510,915
6.88%, 05/15/32(a)	14,301	14,142,778
6.88%, 02/15/33(a)	14,269	14,027,848
7.13%, 11/15/30(a)	10,287	10,412,353
7.88%, 12/15/29(a)(b)	13,004	13,495,001
PRA Group, Inc.
8.38%, 02/01/28(a)	5,539	5,616,634
8.88%, 01/31/30(a)(b)	7,469	7,724,135
Rocket Companies, Inc.
6.13%, 08/01/30(a)	25,867	26,240,501
6.38%, 08/01/33(a)	27,288	27,650,393
6.50%, 08/01/29(a)(b)	11,045	11,256,022
7.13%, 02/01/32(a)(b)	14,371	14,856,107
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.
3.63%, 03/01/29(a)	11,395	10,915,897
3.88%, 03/01/31(a)	16,418	15,219,568
4.00%, 10/15/33(a)(b)	12,099	10,905,010
Stonex Escrow Issuer LLC, 6.88%, 07/15/32(a)	8,770	9,077,274
StoneX Group, Inc., 7.88%, 03/01/31(a)	8,325	8,766,346
Synchrony Financial, 7.25%, 02/02/33(b)	11,176	11,581,228
United Wholesale Mortgage LLC
5.50%, 04/15/29(a)(b)	9,524	9,079,737
5.75%, 06/15/27(a)	4,354	4,335,613
UWM Holdings LLC
6.25%, 03/15/31(a)(b)	14,497	13,440,869
6.63%, 02/01/30(a)(b)	12,587	12,090,654
		887,703,721
Electric — 3.4%
AES Corp.(The)
6.95%, 07/15/55, (5-year CMT + 2.89%)(g)	5,760	5,621,137
7.60%, 01/15/55, (5-year CMT + 3.20%)(g)	12,191	12,408,381
Alpha Generation LLC
6.25%, 01/15/34(a)(b)	12,107	12,002,617
6.75%, 10/15/32(a)(b)	16,313	16,697,409
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC, 6.38%, 02/15/32(a)	15,443	15,367,606
Clearway Energy Operating LLC
3.75%, 02/15/31(a)(b)	14,851	13,891,462
4.75%, 03/15/28(a)	12,021	11,940,131
5.75%, 01/15/34(a)	9,105	9,108,112
DPL LLC, 4.35%, 04/15/29	5,076	4,906,522
Edison International
7.88%, 06/15/54, (5-year CMT + 3.66%)(g)	5,527	5,688,987
8.13%, 06/15/53, (5-year CMT + 3.86%)(b)(g)	6,364	6,518,844
Electricite de France SA, 9.13%, (5-year CMT + 5.41%)(a)(g)(h)	21,144	24,745,087
EnfraGen Energia Sur SA/EnfraGen Spain SA/Prime Energia SpA, 5.38%, 12/30/30(a)(b)	8,212	7,630,720
EnfraGen Energia Sur SAU/EnfraGen Chile SpA/EnfraGen Spain SAU, 8.50%, 06/30/32(a)(b)	4,918	5,094,627
Security	Par (000)	Value
Electric (continued)
EUSHI Finance, Inc.
6.25%, 04/01/56, (5-year CMT + 2.51%)(g)	$9,609	$9,502,809
7.63%, 12/15/54, (5-year CMT + 3.14%)(g)	5,901	6,107,250
NRG Energy, Inc.
3.38%, 02/15/29(a)	7,713	7,361,606
3.63%, 02/15/31(a)	16,191	15,039,428
3.88%, 02/15/32(a)	7,176	6,633,631
5.25%, 06/15/29(a)	12,020	11,973,002
5.75%, 01/15/28	9,513	9,531,836
5.75%, 07/15/29(a)	12,358	12,360,171
5.75%, 01/15/34(a)	18,026	17,886,951
5.88%, 05/15/34(a)	12,625	12,584,789
6.00%, 02/01/33(a)	13,296	13,407,609
6.00%, 01/15/36(a)	33,193	32,942,227
6.13%, 05/15/36(a)	8,449	8,415,779
6.25%, 11/01/34(a)(b)	14,602	14,767,617
PacifiCorp
7.13%, 08/15/56, (5-year CMT + 3.29%)(g)	14,364	14,341,000
7.38%, 09/15/55, (5-year CMT + 3.32%)(g)	11,115	11,262,238
PG&E Corp.
5.00%, 07/01/28	13,286	13,188,182
5.25%, 07/01/30(b)	15,358	15,191,528
6.85%, 09/15/56, (5-year CMT + 3.23%)(g)	14,721	14,713,207
7.38%, 03/15/55, (5-year CMT + 3.88%)(b)(g)	20,640	21,215,014
Puget Energy, Inc.
7.00%, 09/15/56, (5-year CMT + 2.96%)(a)(g)	5,295	5,303,959
7.25%, 09/15/56, (5-year CMT + 2.85%)(a)(g)	6,157	6,169,076
Talen Energy Supply LLC
6.25%, 02/01/34(a)	21,303	21,133,253
6.50%, 02/01/36(a)(b)	20,048	20,140,421
Vistra Operations Co. LLC
4.38%, 05/01/29(a)	684	672,102
5.00%, 07/31/27(a)	927	926,835
6.88%, 04/15/32(a)	469	489,487
7.75%, 10/15/31(a)	2,080	2,181,265
VoltaGrid LLC, 7.38%, 11/01/30(a)	28,003	29,026,832
XPLR Infrastructure Operating Partners LP
4.50%, 09/15/27(a)(b)	8,142	8,075,771
7.25%, 01/15/29(a)(b)	11,158	11,588,699
7.75%, 04/15/34(a)(b)	12,554	13,153,617
8.38%, 01/15/31(a)(b)	13,044	13,924,306
8.63%, 03/15/33(a)(b)	12,558	13,453,879
		566,287,018
Electrical Components & Equipment — 0.6%
Energizer Holdings, Inc.
4.38%, 03/31/29(a)(b)	10,934	10,512,210
4.75%, 06/15/28(a)	8,344	8,231,527
6.00%, 09/15/33(a)(b)	6,578	6,290,001
WESCO Distribution, Inc.
5.25%, 04/15/31(a)(b)	9,785	9,776,463
5.50%, 04/15/34(a)(b)	12,369	12,344,466
6.38%, 03/15/29(a)	10,261	10,485,849
6.38%, 03/15/33(a)(b)	12,137	12,521,997
6.63%, 03/15/32(a)(b)	11,203	11,597,843
7.25%, 06/15/28(a)(b)	22,263	22,321,385
		104,081,741
Electronics — 0.4%
Ingram Micro, Inc., 4.75%, 05/15/29(a)	27,280	26,784,265

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electronics (continued)
Sensata Technologies BV
4.00%, 04/15/29(a)	$8,214	$7,970,700
5.88%, 09/01/30(a)	6,150	6,182,506
Sensata Technologies, Inc.
3.75%, 02/15/31(a)(b)	10,337	9,596,897
4.38%, 02/15/30(a)	6,975	6,761,237
6.63%, 07/15/32(a)(b)	6,625	6,820,520
		64,116,125
Energy - Alternate Sources — 0.1%
TerraForm Power Operating LLC
4.75%, 01/15/30(a)	9,629	9,338,204
5.00%, 01/31/28(a)	11,976	11,863,013
		21,201,217
Engineering & Construction — 0.4%
AECOM, 6.00%, 08/01/33(a)(b)	19,626	19,799,078
Arcosa, Inc.
4.38%, 04/15/29(a)	5,115	4,984,007
6.88%, 08/15/32(a)	10,405	10,788,208
Brand Industrial Services, Inc., 10.38%, 08/01/30(a)(b)	22,285	20,539,639
TopBuild Corp.
3.63%, 03/15/29(a)	4,166	4,131,196
4.13%, 02/15/32(a)	7,004	6,997,901
5.63%, 01/31/34(a)	8,497	8,607,005
		75,847,034
Entertainment — 3.1%
Brightstar Lottery PLC, 5.25%, 01/15/29(a)	9,813	9,770,246
Brightstar Lottery PLC/Brightstar Global Solutions Corp., 5.75%, 01/15/33(a)(b)	11,332	11,101,290
Caesars Entertainment, Inc.
4.63%, 10/15/29(a)(b)	17,790	17,193,887
6.00%, 10/15/32(a)(b)	18,796	16,864,711
6.50%, 02/15/32(a)(b)	21,390	20,786,503
7.00%, 02/15/30(a)	31,451	31,888,455
Churchill Downs, Inc.
4.75%, 01/15/28(a)	8,852	8,758,422
5.50%, 04/01/27(a)	5,752	5,744,477
5.75%, 04/01/30(a)(b)	17,102	17,072,444
6.75%, 05/01/31(a)(b)	7,547	7,704,961
Cinemark USA, Inc.
5.25%, 07/15/28(a)(b)	12,649	12,596,848
7.00%, 08/01/32(a)(b)	6,988	7,211,995
Discovery Global Holdings, Inc.
4.05%, 03/15/29	18,512	18,001,700
4.28%, 03/15/32(b)	39,624	35,824,371
Light & Wonder International, Inc.
6.25%, 10/01/33(a)(b)	16,130	16,020,508
7.25%, 11/15/29(a)	6,508	6,652,798
7.50%, 09/01/31(a)	6,996	7,290,423
Live Nation Entertainment, Inc.
3.75%, 01/15/28(a)	5,445	5,343,451
4.75%, 10/15/27(a)(b)	11,007	10,958,923
6.50%, 05/15/27(a)	13,679	13,686,455
Merlin Entertainments Group U.S. Holdings, Inc., 7.38%, 02/15/31(a)	5,807	4,779,634
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC
8.25%, 04/15/30(a)(b)	11,106	11,548,512
11.88%, 04/15/31(a)	9,709	10,417,757
Motion Bondco DAC, 6.63%, 11/15/27(a)(b)	3,794	3,643,073
Security	Par (000)	Value
Entertainment (continued)
Motion Finco SARL, 8.38%, 02/15/32(a)(b)	$4,049	$3,323,202
Muvico LLC, 15.00%, 02/19/29, (9.00% Cash and 6.00% PIK)(a)(b)(f)	11,694	12,200,006
Penn Entertainment, Inc., 6.75%, 04/01/31(a)	7,669	7,605,584
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.
5.63%, 09/01/29(a)	10,223	6,713,316
5.88%, 09/01/31(a)	10,338	6,024,470
Resorts World Las Vegas LLC/RWLV Capital, Inc.
4.63%, 04/16/29(a)(b)	14,907	13,368,262
8.45%, 07/27/30(a)	6,284	6,227,433
Rivers Enterprise Borrower LLC, 6.25%, 10/15/30(a)	7,669	7,807,129
Rivers Enterprise Borrower LLC/Rivers Enterprise Finance Corp., 6.63%, 02/01/33(a)	8,168	8,327,370
Six Flags Entertainment Corp., 7.25%, 05/15/31(a)(b)	10,414	10,267,779
Six Flags Entertainment Corp./Canada's Wonderland Co./Magnum Management Corp., 5.25%, 07/15/29(b)	8,016	7,718,025
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc./Canada's Wonderland Co., 6.63%, 05/01/32(a)(b)	14,484	14,727,682
Six Flags Entertainment Corp/Canada's Wonderland Co/Millennium Operations LLC, 8.63%, 01/15/32(a)(b)	16,843	17,126,138
Vail Resorts, Inc.
5.63%, 07/15/30(a)	7,380	7,343,727
6.50%, 05/15/32(a)(b)	9,417	9,597,870
Voyager Parent LLC, 9.25%, 07/01/32(a)(b)	23,158	24,631,138
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
5.13%, 10/01/29(a)	12,869	12,756,641
6.25%, 03/15/33(a)(b)	11,135	11,179,223
7.13%, 02/15/31(a)(b)	16,454	17,470,035
		515,276,874
Environmental Control — 0.6%
Clean Harbors, Inc.
5.75%, 10/15/33(a)(b)	9,934	10,024,093
6.38%, 02/01/31(a)(b)	7,590	7,710,377
GFL Environmental Holdings U.S., Inc., 5.50%, 02/01/34(a)(b)	15,078	14,834,662
GFL Environmental, Inc.
4.00%, 08/01/28(a)(b)	11,115	10,844,809
4.38%, 08/15/29(a)	8,566	8,366,267
4.75%, 06/15/29(a)	10,793	10,665,073
6.75%, 01/15/31(a)	13,596	14,089,119
Madison IAQ LLC
4.13%, 06/30/28(a)	7,458	7,357,765
5.88%, 06/30/29(a)(b)	14,761	14,718,319
Wrangler Holdco Corp., 6.63%, 04/01/32(a)(b)	7,534	7,765,507
		106,375,991
Food — 2.5%
Albertsons Companies, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
3.50%, 03/15/29(a)	22,083	21,062,655
4.88%, 02/15/30(a)	14,844	14,524,337
5.50%, 03/31/31(a)	11,386	11,313,335

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Food (continued)
5.63%, 03/31/32(a)	$20,266	$20,006,646
5.75%, 03/31/34(a)	26,920	26,213,350
6.25%, 03/15/33(a)	8,951	9,024,225
6.50%, 02/15/28(a)	12,011	12,151,067
B&G Foods, Inc.
5.25%, 09/15/27(b)	6,997	6,752,058
8.00%, 09/15/28(a)(b)	13,284	13,140,001
Chobani LLC/Chobani Finance Corp, Inc., 6.38%, 04/15/34(a)	3,149	3,213,835
Chobani LLC/Chobani Finance Corp., Inc.
4.63%, 11/15/28(a)	2,443	2,418,043
7.63%, 07/01/29(a)(b)	7,006	7,227,857
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc.
7.13%, 04/30/33(a)	8,195	8,288,366
9.00%, 02/15/29(a)	14,702	15,373,258
Lamb Weston Holdings, Inc.
4.13%, 01/31/30(a)	14,315	13,690,152
4.38%, 01/31/32(a)(b)	7,352	6,919,417
4.88%, 05/15/28(a)	7,303	7,254,744
Performance Food Group, Inc.
4.25%, 08/01/29(a)	15,407	14,917,993
5.63%, 03/01/34(a)	15,659	15,332,787
6.13%, 09/15/32(a)(b)	16,655	16,892,702
Pilgrim's Pride Corp.
3.50%, 03/01/32(b)	11,186	10,209,606
4.25%, 04/15/31	11,410	10,967,520
6.25%, 07/01/33(b)	12,483	13,106,004
6.88%, 05/15/34	6,803	7,388,677
Post Holdings, Inc.
4.50%, 09/15/31(a)	15,124	14,201,661
4.63%, 04/15/30(a)(b)	19,174	18,585,166
6.25%, 02/15/32(a)	13,722	14,002,516
6.25%, 10/15/34(a)	17,006	16,793,022
6.38%, 03/01/33(a)(b)	19,350	19,337,988
6.50%, 03/15/36(a)	19,790	19,672,764
U.S. Foods, Inc.
4.63%, 06/01/30(a)(b)	6,618	6,473,827
4.75%, 02/15/29(a)(b)	12,652	12,488,015
5.75%, 04/15/33(a)(b)	5,847	5,879,476
6.88%, 09/15/28(a)	6,117	6,261,079
7.25%, 01/15/32(a)	5,810	6,044,316
		427,128,465
Food Service — 0.3%
Aramark Services, Inc., 5.00%, 02/01/28(a)	14,537	14,487,392
TKC Holdings, Inc.
8.50%, 08/15/30(a)	17,124	17,536,711
12.00%, 02/15/31(a)(b)	11,710	12,176,380
		44,200,483
Forest Products & Paper — 0.2%
Magnera Corp.
4.75%, 11/15/29(a)(b)	7,962	7,291,799
7.25%, 11/15/31(a)(b)	13,685	12,827,977
Mercer International, Inc.
5.13%, 02/01/29(b)	10,875	4,554,738
12.88%, 10/01/28(a)(b)	5,408	2,712,337
		27,386,851
Gas — 0.1%
AmeriGas Partners LP/AmeriGas Finance Corp.
5.75%, 05/20/27	5,389	5,414,308
Security	Par (000)	Value
Gas (continued)
9.38%, 06/01/28(a)(b)	$6,838	$7,007,331
9.50%, 06/01/30(a)	7,343	7,836,456
		20,258,095
Health Care - Products — 0.7%
Avantor Funding, Inc.
3.88%, 11/01/29(a)	12,720	12,078,350
4.63%, 07/15/28(a)	25,914	25,517,394
Bausch & Lomb Corp., 8.38%, 10/01/28(a)	20,431	21,139,829
DENTSPLY SIRONA, Inc., 8.38%, 09/12/55, (5-year CMT + 4.38%)(b)(g)	6,943	6,968,439
Medline Borrower LP, 5.25%, 10/01/29(a)(b)	35,175	34,981,622
Teleflex, Inc.
4.25%, 06/01/28(a)	6,274	6,191,196
4.63%, 11/15/27	5,474	5,449,991
		112,326,821
Health Care - Services — 4.8%
Acadia Healthcare Co., Inc.
5.00%, 04/15/29(a)(b)	7,002	6,852,668
5.50%, 07/01/28(a)	5,893	5,853,345
7.38%, 03/15/33(a)(b)	7,462	7,630,828
Centene Corp., 2.63%, 08/01/31	10,000	8,645,460
Charles River Laboratories International, Inc.
3.75%, 03/15/29(a)(b)	6,113	5,836,741
4.00%, 03/15/31(a)(b)	7,861	7,331,037
4.25%, 05/01/28(a)	7,241	7,112,009
CHS/Community Health Systems, Inc.
4.75%, 02/15/31(a)(b)	15,591	14,564,783
5.25%, 05/15/30(a)(b)	21,112	19,949,151
6.00%, 01/15/29(a)	8,073	8,006,923
6.13%, 04/01/30(a)(b)	17,562	15,601,103
6.88%, 04/15/29(a)	17,307	17,029,314
9.75%, 01/15/34(a)	27,802	28,674,613
10.88%, 01/15/32(a)(b)	24,865	26,742,626
DaVita, Inc.
3.75%, 02/15/31(a)(b)	22,373	20,754,873
4.63%, 06/01/30(a)	42,326	40,959,327
6.75%, 07/15/33(a)(b)	17,003	17,506,129
6.88%, 09/01/32(a)(b)	15,896	16,424,208
Encompass Health Corp.
4.50%, 02/01/28(b)	9,993	9,913,132
4.63%, 04/01/31(b)	6,871	6,681,617
4.75%, 02/01/30	10,539	10,367,389
Global Medical Response, Inc., 7.38%, 10/01/32(a)	15,743	16,401,660
Humana, Inc., 6.63%, 09/15/56, (5-year CMT + 2.89%)(b)(g)	12,763	12,550,882
IQVIA, Inc.
5.00%, 05/15/27(a)	11,941	11,924,014
6.25%, 06/01/32(a)(b)	25,697	26,245,117
6.50%, 05/15/30(a)(b)	5,759	5,870,955
LifePoint Health, Inc.
5.38%, 01/15/29(a)(b)	6,764	6,521,544
7.00%, 05/01/34(a)	12,505	12,204,022
8.38%, 02/15/32(a)(b)	10,297	10,773,880
9.88%, 08/15/30(a)	12,901	13,694,734
10.00%, 06/01/32(a)(b)	10,607	10,829,305
Molina Healthcare, Inc.
3.88%, 11/15/30(a)	10,806	10,024,678
3.88%, 05/15/32(a)(b)	12,042	10,823,651
4.38%, 06/15/28(a)	13,733	13,544,465

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
6.25%, 01/15/33(a)(b)	$11,613	$11,580,213
6.50%, 02/15/31(a)	13,285	13,514,929
MPH Acquisition Holdings LLC
5.75%, 12/31/30(a)(b)	9,861	8,164,777
6.75%, 03/31/31, (6.00% Cash and 0.75% PIK)(a)(b)(f)	10,426	7,021,275
11.50%, 12/31/30, (6.50% cash and 5.00% PIK)(a)(b)(f)	8,672	8,133,326
National Mentor Holdings, Inc., 10.50%, 12/15/30(a)	20,101	21,037,104
Prime Healthcare Services, Inc., 9.38%, 09/01/29(a)	21,167	21,919,212
Radiology Partners, Inc.
8.50%, 07/15/32(a)	14,371	14,307,074
9.78%, 02/15/30, (9.78% PIK)(a)(b)(f)	9,949	9,076,507
Star Parent, Inc., 9.00%, 10/01/30(a)(b)	14,539	15,229,428
Surgery Center Holdings, Inc., 7.25%, 04/15/32(a)(b)	18,013	17,950,459
Team Health Holdings, Inc.
8.38%, 06/30/28(a)(b)	4,287	4,296,378
13.50%, 06/30/28, (9.00% Cash and 4.50% PIK)(a)(b)(f)	8,186	8,605,192
Tenet Healthcare Corp.
4.25%, 06/01/29	18,935	18,438,594
4.38%, 01/15/30(b)	20,848	20,201,368
4.63%, 06/15/28	6,815	6,738,876
5.13%, 11/01/27	18,330	18,317,955
5.50%, 11/15/32(a)	21,289	21,248,510
6.00%, 11/15/33(a)(b)	10,189	10,327,061
6.13%, 10/01/28(b)	20,340	20,373,634
6.13%, 06/15/30	29,069	29,238,853
6.75%, 05/15/31(b)	19,032	19,550,171
U.S. Acute Care Solutions LLC, 9.75%, 05/15/29(a)(b)	16,047	15,163,212
		804,280,291
Holding Companies - Diversified — 0.8%
Compass Group Diversified Holdings LLC, 5.25%, 04/15/29(a)(b)	13,533	12,778,753
FS KKR Capital Corp.
3.13%, 10/12/28(b)	6,442	6,039,224
6.13%, 01/15/30(b)	12,639	12,257,006
6.13%, 01/15/31(b)	6,529	6,303,627
6.88%, 08/15/29	7,723	7,702,575
7.88%, 01/15/29	2,500	2,578,125
HA Sustainable Infrastructure Capital, Inc.
7.13%, 11/15/56, (5-year CMT + 3.48%)(g)	5,578	5,624,496
8.00%, 06/01/56, (5-year CMT + 4.30%)(g)	7,731	8,204,524
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.38%, 02/01/29	8,335	7,285,190
5.25%, 05/15/27	16,733	16,571,505
9.00%, 06/15/30(b)	8,809	8,473,926
9.75%, 01/15/29(b)	7,963	7,995,178
10.00%, 11/15/29(a)	11,841	11,915,586
Stena International SA
7.25%, 01/15/31(a)(b)	13,781	14,013,095
7.63%, 02/15/31(a)(b)	5,914	6,061,860
		133,804,670
Security	Par (000)	Value
Home Builders — 0.6%
Ashton Woods USA LLC/Ashton Woods Finance Co.
4.63%, 04/01/30(a)	$6,411	$6,097,224
6.88%, 08/01/33(a)	6,947	6,836,277
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC
4.88%, 02/15/30(a)(b)	7,775	7,264,577
6.25%, 09/15/27(a)	7,929	7,928,548
Century Communities, Inc.
3.88%, 08/15/29(a)	7,361	6,951,692
6.63%, 09/15/33(a)	7,390	7,357,703
LGI Homes, Inc.
7.00%, 11/15/32(a)(b)	5,788	5,551,560
8.75%, 12/15/28(a)	7,482	7,702,246
Mattamy Group Corp.
4.63%, 03/01/30(a)	9,964	9,511,329
6.00%, 12/15/33(a)	8,250	7,906,528
Taylor Morrison Communities, Inc.
5.13%, 08/01/30(a)	8,200	8,160,492
5.75%, 01/15/28(a)	7,287	7,343,675
5.75%, 11/15/32(a)	8,656	8,746,871
		97,358,722
Home Furnishings — 0.3%
FXI Holdings, Inc.
11.00%, 11/15/30(a)(b)	9,638	8,154,742
14.00%, 11/15/29, (16.00% PIK)(a)(b)(f)	5,005	2,502,521
Somnigroup International, Inc.
3.88%, 10/15/31(a)	11,115	10,264,514
4.00%, 04/15/29(a)	10,928	10,550,506
Whirlpool Corp.
4.75%, 02/26/29(b)	10,157	9,814,211
6.13%, 06/15/30(b)	8,856	8,658,401
6.50%, 06/15/33(b)	9,565	9,154,561
		59,099,456
Household Products & Wares — 0.0%
Kronos Acquisition Holdings, Inc.
8.25%, 06/30/31(a)	8,074	4,918,089
10.75%, 06/30/32(a)	6,711	2,078,380
		6,996,469
Housewares — 0.5%
Central Garden & Pet Co.
4.13%, 10/15/30(b)	7,269	6,873,953
4.13%, 04/30/31(a)(b)	5,331	5,013,237
Newell Brands, Inc.
6.38%, 09/15/27	6,584	6,648,498
6.38%, 05/15/30(b)	12,489	12,215,425
6.63%, 09/15/29(b)	8,233	8,225,223
6.63%, 05/15/32(b)	8,935	8,657,430
8.50%, 06/01/28(a)	19,811	20,684,772
Scotts Miracle-Gro Co.(The)
4.00%, 04/01/31(b)	6,461	6,011,700
4.38%, 02/01/32(b)	4,819	4,486,051
4.50%, 10/15/29(b)	5,053	4,939,397
		83,755,686
Insurance — 3.2%
Acrisure LLC/Acrisure Finance, Inc.
4.25%, 02/15/29(a)(b)	10,754	10,254,745
6.00%, 08/01/29(a)	6,365	6,044,072
6.75%, 07/01/32(a)	7,074	6,969,428
7.50%, 11/06/30(a)	15,641	15,880,669

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
8.25%, 02/01/29(a)	$13,769	$13,807,311
8.50%, 06/15/29(a)	6,900	6,912,992
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
4.25%, 10/15/27(a)	9,696	9,541,070
5.88%, 11/01/29(a)(b)	5,432	5,322,275
6.50%, 10/01/31(a)(b)	13,681	13,800,564
6.75%, 10/15/27(a)	18,269	18,269,961
6.75%, 04/15/28(a)	15,598	15,756,382
7.00%, 01/15/31(a)(b)	22,102	22,504,378
7.38%, 10/01/32(a)(b)	9,247	9,085,948
American National Group, Inc., 7.00%, 12/01/55, (5-year CMT + 3.18%)(b)(g)	5,702	5,567,631
AmWINS Group, Inc.
4.88%, 06/30/29(a)	10,132	9,793,991
6.38%, 02/15/29(a)	9,337	9,421,103
Ardonagh Finco Ltd., 7.75%, 02/15/31(a)(b)	20,069	20,464,193
Ardonagh Group Finance Ltd., 8.88%, 02/15/32(a)(b)	25,611	25,412,515
Asurion LLC/Asurion Co-Issuer, Inc.
8.00%, 12/31/32(a)	49,485	51,675,246
8.38%, 02/01/34(a)	51,832	51,090,543
Global Atlantic Fin Co.
7.25%, 03/01/56, (5-year CMT + 3.55%)(a)(g)	5,632	5,540,294
7.95%, 10/15/54, (5-year CMT + 3.61%)(a)(g)	6,512	6,529,955
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC
7.25%, 02/15/31(a)	15,017	15,062,522
8.13%, 02/15/32(a)(b)	19,196	18,317,086
HUB International Ltd.
5.63%, 12/01/29(a)(b)	6,657	6,587,854
7.25%, 06/15/30(a)	49,146	50,733,170
7.38%, 01/31/32(a)(b)	26,778	27,455,098
Jones Deslauriers Insurance Management, Inc.
6.88%, 10/01/33(a)(b)	4,651	4,350,856
8.50%, 03/15/30(a)	9,764	10,056,012
Panther Escrow Issuer LLC, 7.13%, 06/01/31(a)	45,640	45,927,190
Ryan Specialty LLC
4.38%, 02/01/30(a)(b)	4,552	4,417,967
5.88%, 08/01/32(a)	16,556	16,530,577
		539,083,598
Internet — 1.7%
Arches Buyer, Inc.
4.25%, 06/01/28(a)	12,889	12,589,943
6.13%, 12/01/28(a)(b)	7,219	7,019,354
Cogent Communications Group LLC/Cogent Finance, Inc.
6.50%, 07/01/32(a)(b)	8,066	7,501,915
7.00%, 06/15/27(a)(b)	4,174	4,151,389
Gen Digital, Inc.
6.25%, 04/01/33(a)(b)	13,092	12,755,470
6.75%, 09/30/27(a)(b)	12,112	12,165,152
7.13%, 09/30/30(a)(b)	7,371	7,478,687
Getty Images, Inc.
10.50%, 11/15/30(a)(b)	9,363	8,297,959
11.25%, 02/21/30(a)(b)	8,067	7,184,853
Go Daddy Operating Co. LLC/GD Finance Co., Inc.
3.50%, 03/01/29(a)	11,666	10,899,860
5.25%, 12/01/27(a)	7,844	7,819,622
Security	Par (000)	Value
Internet (continued)
ION Platform Finance U.S., Inc./ION Platform Finance SARL
5.75%, 05/15/28(a)(b)	$4,735	$4,441,233
9.00%, 08/01/29(a)	7,213	6,677,435
9.50%, 05/30/29(a)	12,177	11,421,133
Series 144@, 8.75%, 05/01/29(a)	10,542	9,775,381
Match Group Holdings II LLC
3.63%, 10/01/31(a)(b)	6,387	5,740,476
4.13%, 08/01/30(a)	6,101	5,734,318
4.63%, 06/01/28(a)(b)	7,197	7,104,788
5.00%, 12/15/27(a)	5,046	5,026,986
6.13%, 09/15/33(a)	11,134	11,009,371
Rakuten Group, Inc.
6.25%, (5-year CMT + 4.96%)(a)(b)(g)(h)	12,406	11,697,866
8.13%, (5-year CMT + 4.25%)(a)(b)(g)(h)	7,108	7,252,604
9.75%, 04/15/29(a)	28,908	31,659,897
Snap, Inc.
6.88%, 03/01/33(a)(b)	24,311	23,690,790
6.88%, 03/15/34(a)(b)	8,918	8,619,888
Wayfair LLC
6.75%, 11/15/32(a)(b)	11,985	12,110,310
7.25%, 10/31/29(a)	13,610	13,945,541
7.75%, 09/15/30(a)(b)	12,443	12,903,553
		286,675,774
Iron & Steel — 0.9%
Cleveland-Cliffs, Inc.
6.75%, 04/15/30(a)	12,353	12,306,027
6.88%, 11/01/29(a)	13,122	13,340,170
7.00%, 03/15/32(a)(b)	22,007	22,001,309
7.38%, 05/01/33(a)(b)	14,944	15,081,453
7.50%, 09/15/31(a)	13,805	14,082,795
7.63%, 01/15/34(a)(b)	18,923	19,061,588
Commercial Metals Co.
5.75%, 11/15/33(a)(b)	13,325	13,334,911
6.00%, 12/15/35(a)(b)	14,612	14,584,603
Mineral Resources Ltd.
6.00%, 05/01/32(a)	3,364	3,330,360
6.25%, 05/01/34(a)	6,950	6,859,007
7.00%, 04/01/31(a)(b)	7,561	7,842,983
8.50%, 05/01/30(a)(b)	7,918	8,165,825
9.25%, 10/01/28(a)	9,924	10,303,571
		160,294,602
Leisure Time — 0.9%
NCL Corp. Ltd.
5.88%, 01/15/31(a)(b)	15,933	15,509,987
6.25%, 09/15/33(a)(b)	12,211	11,817,073
6.75%, 02/01/32(a)(b)	26,378	26,241,412
7.75%, 02/15/29(a)(b)	8,986	9,380,162
NCL Finance Ltd., 6.13%, 03/15/28(a)	7,302	7,396,976
Sabre Financial Borrower LLC, 11.13%, 06/15/29(a)	16,489	16,892,981
Sabre GLBL, Inc.
10.75%, 11/15/29(a)(b)	6,408	5,569,525
10.75%, 03/15/30(a)(b)	7,197	6,188,220
11.13%, 07/15/30(a)(b)	21,195	18,220,888
Viking Cruises Ltd.
5.88%, 10/15/33(a)	20,897	20,951,307
7.00%, 02/15/29(a)(b)	5,388	5,401,318
9.13%, 07/15/31(a)	9,900	10,402,802
		153,972,651

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Lodging — 2.4%
Boyd Gaming Corp.
4.75%, 12/01/27(b)	$13,521	$13,451,053
4.75%, 06/15/31(a)(b)	9,927	9,565,491
Hilton Domestic Operating Co., Inc.
3.63%, 02/15/32(a)(b)	21,668	19,860,965
3.75%, 05/01/29(a)(b)	10,409	10,043,150
4.00%, 05/01/31(a)(b)	15,483	14,683,610
4.88%, 01/15/30(b)	11,134	11,043,197
5.50%, 03/31/34(a)	12,734	12,647,655
5.75%, 09/15/33(a)	13,076	13,170,877
5.88%, 04/01/29(a)	6,832	6,922,797
5.88%, 03/15/33(a)	11,986	12,123,368
6.13%, 04/01/32(a)(b)	5,555	5,655,393
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc
4.88%, 07/01/31(a)(b)	6,932	6,414,403
5.00%, 06/01/29(a)(b)	11,566	11,172,161
6.63%, 01/15/32(a)	14,605	14,750,558
Marriott Ownership Resorts, Inc.
4.50%, 06/15/29(a)(b)	5,943	5,676,654
6.50%, 10/01/33(a)(b)	9,423	9,047,608
Melco Resorts Finance Ltd.
5.38%, 12/04/29(a)(b)	17,389	16,988,542
5.63%, 07/17/27(a)(b)	4,855	4,844,084
5.75%, 07/21/28(a)	11,745	11,673,629
6.50%, 09/24/33(a)(b)	7,625	7,544,074
7.63%, 04/17/32(a)(b)	11,405	11,754,806
MGM Resorts International
4.75%, 10/15/28(b)	11,326	11,224,451
5.50%, 04/15/27	6,208	6,220,396
6.13%, 09/15/29(b)	10,727	10,858,900
6.50%, 04/15/32(b)	8,692	8,804,591
Station Casinos LLC
4.50%, 02/15/28(a)(b)	9,871	9,707,445
4.63%, 12/01/31(a)(b)	7,376	6,937,333
6.63%, 03/15/32(a)(b)	8,290	8,377,173
Studio City Finance Ltd.
5.00%, 01/15/29(a)(b)	16,161	15,362,152
6.50%, 01/15/28(a)(b)	4,759	4,748,967
Travel and Leisure Co.
4.50%, 12/01/29(a)(b)	8,298	8,009,493
6.00%, 04/01/27	2,953	2,957,578
6.13%, 09/01/33(a)	6,527	6,458,307
Wyndham Hotels & Resorts, Inc.
4.38%, 08/15/28(a)	5,000	4,925,000
5.63%, 03/01/33(a)	9,052	8,952,946
Wynn Macau Ltd.
5.13%, 12/15/29(a)(b)	13,505	13,199,197
5.50%, 10/01/27(a)(b)	8,504	8,474,421
5.63%, 08/26/28(a)	19,850	19,725,987
6.75%, 02/15/34(a)	16,429	16,456,211
		400,434,623
Machinery — 0.4%
Chart Industries, Inc.
7.50%, 01/01/30(a)	16,692	17,335,238
9.50%, 01/01/31(a)	5,966	6,272,772
Esab Corp.
5.63%, 04/01/31(a)	18,204	18,377,768
6.25%, 04/15/29(a)	5,000	5,075,000
Security	Par (000)	Value
Machinery (continued)
Terex Corp.
5.00%, 05/15/29(a)	$7,837	$7,775,419
6.25%, 10/15/32(a)(b)	9,668	9,803,787
TK Elevator U.S. Newco, Inc., 5.25%, 07/15/27(a)(b)	604	604,652
		65,244,636
Manufacturing — 0.3%
Avient Corp.
6.25%, 11/01/31(a)(b)	8,994	9,122,344
7.13%, 08/01/30(a)(b)	9,728	9,897,389
Axon Enterprise, Inc.
6.13%, 03/15/30(a)	12,952	13,244,579
6.25%, 03/15/33(a)	10,498	10,775,620
		43,039,932
Media — 8.9%
AMC Global Media, Inc., 10.50%, 07/15/32(a)	932	960,911
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 02/01/31(a)(b)	40,871	37,033,172
4.25%, 01/15/34(a)(b)	26,886	22,569,958
4.50%, 08/15/30(a)(b)	38,214	35,614,856
4.50%, 05/01/32(b)	40,465	35,479,259
4.50%, 06/01/33(a)(b)	26,879	23,101,476
4.75%, 03/01/30(a)	39,983	37,829,488
4.75%, 02/01/32(a)(b)	16,686	14,972,556
5.00%, 02/01/28(a)	39,190	38,738,802
5.13%, 05/01/27(a)	11,301	11,289,233
5.38%, 06/01/29(a)	24,157	23,780,955
6.38%, 09/01/29(a)	23,030	23,074,955
7.00%, 02/01/33(a)(b)	24,453	24,118,950
7.38%, 03/01/31(a)(b)	14,846	15,000,271
7.38%, 02/01/36(a)(b)	20,603	20,130,676
CSC Holdings LLC
3.38%, 02/15/31(a)	11,847	6,838,681
4.13%, 12/01/30(a)	13,343	7,768,962
4.50%, 11/15/31(a)	17,964	10,416,125
4.63%, 12/01/30(a)	28,452	10,056,075
5.00%, 11/15/31(a)	4,846	1,701,776
5.38%, 02/01/28(a)	11,086	8,187,011
5.50%, 04/15/27(a)	12,823	10,817,002
5.75%, 01/15/30(a)	28,003	9,920,939
6.50%, 02/01/29(a)	21,235	13,142,252
7.50%, 04/01/28(a)	13,638	7,336,971
11.25%, 05/15/28(a)	12,399	10,188,568
11.75%, 01/31/29(a)	26,473	18,944,741
Directv Financing LLC, 8.88%, 02/01/30(a)	33,696	34,275,308
Directv Financing LLC/Directv Financing Co-Obligor, Inc.
5.88%, 08/15/27(a)	23,997	23,891,413
10.00%, 02/15/31(a)(b)	32,726	34,049,475
Discovery Communications LLC
3.63%, 05/15/30	11,436	10,704,868
3.95%, 03/20/28(b)	17,242	16,952,859
4.13%, 05/15/29	8,247	8,032,562
5.00%, 09/20/37(b)	5,355	4,099,339
6.35%, 06/01/40	5,724	4,500,674
DISH DBS Corp.
5.25%, 12/01/26(a)	11,625	11,521,958
5.75%, 12/01/28(a)	36,369	35,720,330
7.38%, 07/01/28	15,347	15,005,089
5.13%, 06/01/29	22,800	20,962,530

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Media (continued)
DISH Network Corp., 11.75%, 11/15/27(a)	$49,644	$51,246,776
EchoStar Corp.
6.75%, 11/30/30, (6.75% Cash or 6.75% PIK)(b)(f)	34,784	35,308,170
10.75%, 11/30/29	60,486	65,602,541
EW Scripps Co. (The), 9.88%, 08/15/30(a)	10,001	9,990,874
Gray Media, Inc.
4.75%, 10/15/30(a)	13,432	10,737,368
5.38%, 11/15/31(a)(b)	15,946	12,454,111
7.25%, 08/15/33(a)(b)	11,193	11,390,698
9.63%, 07/15/32(a)	14,227	14,463,969
10.50%, 07/15/29(a)(b)	18,213	19,332,666
iHeartCommunications, Inc.
7.75%, 08/15/30(a)	10,430	10,092,426
9.13%, 05/01/29(a)(b)	11,981	11,969,105
10.88%, 05/01/30(a)	9,460	9,006,622
LCPR Senior Secured Financing DAC
5.13%, 07/15/29(a)	10,134	6,485,760
6.75%, 10/15/27(a)	14,681	9,957,676
McGraw-Hill Education, Inc.
5.75%, 08/01/28(a)	11,954	11,830,754
7.38%, 09/01/31(a)	8,279	8,551,229
8.00%, 08/01/29(a)	9,186	9,198,343
Nexstar Media, Inc.
4.75%, 11/01/28(a)	14,899	14,661,994
6.50%, 09/15/33(a)	34,502	34,783,643
7.25%, 04/15/34(a)	9,240	9,302,918
Paramount Global
3.38%, 02/15/28	5,000	4,856,250
3.70%, 06/01/28	5,000	4,856,250
4.20%, 06/01/29	5,000	4,812,500
4.20%, 05/19/32(b)	11,369	9,920,969
4.95%, 01/15/31(b)	13,831	13,059,283
Scripps Escrow II, Inc., 3.88%, 01/15/29(a)(b)	5,618	5,325,267
Sinclair Television Group, Inc.
5.50%, 03/01/30(a)(b)	7,276	6,433,803
8.13%, 02/15/33(a)	19,633	20,340,638
9.75%, 02/15/33(a)	5,000	5,500,000
Sirius XM Radio LLC
3.88%, 09/01/31(a)(b)	19,554	17,694,776
4.00%, 07/15/28(a)(b)	31,150	30,276,442
4.13%, 07/01/30(a)	23,246	21,618,780
5.00%, 08/01/27(a)	22,647	22,562,287
5.50%, 07/01/29(a)(b)	18,628	18,483,260
5.88%, 04/15/32(a)(b)	19,255	18,946,727
Sunrise FinCo I BV, 4.88%, 07/15/31(a)(b)	16,554	15,905,484
Telenet Finance Luxembourg Notes SARL, 5.50%, 03/01/28(a)	15,200	15,023,300
Univision Communications, Inc.
4.50%, 05/01/29(a)	15,130	14,436,715
7.38%, 06/30/30(a)	13,943	13,924,410
8.50%, 07/31/31(a)	17,058	17,320,966
8.88%, 04/15/33(a)(b)	10,998	11,056,228
9.38%, 08/01/32(a)(b)	21,180	21,901,603
Versant Media Group, Inc., 7.25%, 01/30/31(a)(b)	14,810	15,321,420
Virgin Media Finance PLC, 5.00%, 07/15/30(a)(b)	14,432	12,108,448
Virgin Media O2 Vendor Financing Notes VI DAC, 8.50%, 03/15/33(a)(b)	6,860	6,171,980
Security	Par (000)	Value
Media (continued)
Virgin Media Secured Finance PLC
4.50%, 08/15/30(a)	$14,663	$13,016,272
5.50%, 05/15/29(a)	20,796	20,040,585
VZ Secured Financing BV
5.00%, 01/15/32(a)	23,373	20,518,065
7.50%, 01/15/33(a)	18,338	17,761,470
Ziggo Bond Co. BV, 5.13%, 02/28/30(a)(b)	6,776	5,939,816
Ziggo BV, 4.88%, 01/15/30(a)	16,198	15,261,809
		1,505,494,472
Metal Fabricate & Hardware — 0.0%
Advanced Drainage Systems, Inc.
5.38%, 03/01/34(a)(b)	4,719	4,658,966
6.38%, 06/15/30(a)	50	50,794
		4,709,760
Mining — 0.9%
Alcoa Nederland Holding BV
4.13%, 03/31/29(a)	5,918	5,750,022
7.13%, 03/15/31(a)(b)	10,718	11,142,326
Alumina Pty. Ltd.
6.13%, 03/15/30(a)(b)	5,309	5,428,461
6.38%, 09/15/32(a)	5,793	5,951,450
Arsenal AIC Parent LLC
8.00%, 10/01/30(a)	8,615	9,007,528
11.50%, 10/01/31(a)	7,554	8,170,392
Constellium SE, 3.75%, 04/15/29(a)(b)	3,710	3,573,520
Fortescue Treasury Pty Ltd.
4.50%, 09/15/27(a)	7,350	7,304,353
5.88%, 04/15/30(a)	5,783	5,894,721
Fortescue Treasury Pty. Ltd.
4.38%, 04/01/31(a)	15,074	14,420,316
6.13%, 04/15/32(a)(b)	10,528	10,880,825
Kaiser Aluminum Corp.
4.50%, 06/01/31(a)(b)	6,251	5,986,029
5.88%, 03/01/34(a)(b)	6,423	6,430,557
Novelis Corp.
3.88%, 08/15/31(a)(b)	10,708	9,722,569
4.75%, 01/30/30(a)	22,703	21,707,067
6.38%, 08/15/33(a)	9,614	9,646,333
6.88%, 01/30/30(a)(b)	12,074	12,365,261
		153,381,730
Office & Business Equipment — 0.1%
Xerox Corp.
10.25%, 10/15/30(a)	5,066	4,233,656
13.50%, 04/15/31(a)	6,355	3,567,538
Xerox Holdings Corp.
5.50%, 08/15/28(a)	9,295	4,445,334
8.88%, 11/30/29(a)	6,114	2,221,828
		14,468,356
Oil & Gas — 4.9%
Aethon United BR LP/Aethon United Finance Corp., 7.50%, 10/01/29(a)	16,891	17,634,616
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
5.88%, 06/30/29(a)	6,262	6,271,067
6.63%, 10/15/32(a)	7,823	8,031,919
6.63%, 07/15/33(a)	6,379	6,557,823
California Resources Corp.
7.00%, 01/15/34(a)(b)	9,694	9,889,771
8.25%, 06/15/29(a)	8,227	8,566,878

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
Calumet Specialty Products Partners LP/Calumet Finance Corp., 9.75%, 02/15/31(a)	$8,726	$9,244,855
Caturus Energy LLC
7.13%, 05/15/31(a)	6,540	6,554,333
8.50%, 02/15/30(a)	5,000	5,237,500
Chord Energy Corp.
6.00%, 10/01/30(a)	9,971	10,168,426
6.75%, 03/15/33(a)	11,297	11,747,208
CITGO Petroleum Corp., 8.38%, 01/15/29(a)	13,718	14,137,747
CNX Resources Corp.
5.88%, 03/01/34(a)	7,220	7,165,102
7.25%, 03/01/32(a)	8,961	9,328,250
7.38%, 01/15/31(a)	6,514	6,717,064
Comstock Resources, Inc.
5.88%, 01/15/30(a)(b)	16,354	15,814,931
6.75%, 03/01/29(a)	26,672	26,586,791
Crescent Energy Finance LLC
7.38%, 01/15/33(a)(b)	15,000	15,335,937
7.63%, 04/01/32(a)	16,269	16,761,345
7.88%, 04/15/32(a)(b)	16,464	17,059,126
8.38%, 01/15/34(a)(b)	9,412	9,944,283
CVR Energy, Inc.
7.50%, 02/15/31(a)(b)	9,772	9,893,613
7.88%, 02/15/34(a)	6,340	6,353,697
Energian Israel Finance Ltd.
5.38%, 03/30/28(a)(i)	6,839	6,742,820
5.88%, 03/30/31(a)(i)	7,141	6,842,489
8.50%, 09/30/33(a)(i)	9,731	10,323,095
Hilcorp Energy I LP/Hilcorp Finance Co.
5.75%, 02/01/29(a)(b)	7,666	7,663,878
6.00%, 04/15/30(a)	7,173	7,140,880
6.00%, 02/01/31(a)	8,240	8,139,599
6.25%, 11/01/28(a)	8,889	8,926,303
6.25%, 04/15/32(a)	6,681	6,624,345
6.88%, 05/15/34(a)(b)	6,412	6,444,231
7.25%, 02/15/35(a)(b)	13,050	13,297,134
8.38%, 11/01/33(a)(b)	8,087	8,659,663
Leviathan Bond Ltd.
6.50%, 06/30/27(a)(i)	4,428	4,445,676
6.75%, 06/30/30(a)(i)	5,571	5,738,462
Matador Resources Co.
6.00%, 04/15/34(a)	11,098	11,133,450
6.25%, 04/15/33(a)(b)	10,357	10,518,877
6.50%, 04/15/32(a)	14,234	14,513,865
Murphy Oil Corp., 6.50%, 02/15/34(b)	7,964	8,020,779
Nabors Industries, Inc.
7.63%, 11/15/32(a)(b)	9,642	10,059,694
8.88%, 08/15/31(a)(b)	7,407	7,814,385
9.13%, 01/31/30(a)	10,190	10,696,107
Noble Finance II LLC, 8.00%, 04/15/30(a)	18,989	19,733,012
Northern Oil & Gas, Inc.
7.88%, 10/15/33(a)	11,436	11,842,055
8.75%, 06/15/31(a)(b)	7,158	7,474,164
PBF Holding Co. LLC/PBF Finance Corp.
6.00%, 02/15/28	13,023	12,999,288
7.88%, 09/15/30(a)(b)	8,630	8,836,090
9.88%, 03/15/30(a)(b)	14,014	15,053,264
Permian Resources Operating LLC
5.88%, 07/01/29(a)	1,390	1,390,608
6.25%, 02/01/33(a)(b)	3,463	3,546,478
Security	Par (000)	Value
Oil & Gas (continued)
7.00%, 01/15/32(a)(b)	$4,557	$4,734,560
SM Energy Co.
6.50%, 07/15/28	5,776	5,788,333
6.63%, 04/15/34(a)(b)	13,818	13,998,371
6.75%, 08/01/29(a)	9,934	10,183,141
7.00%, 08/01/32(a)(b)	9,903	10,159,550
8.63%, 11/01/30(a)	12,521	13,233,931
8.75%, 07/01/31(a)(b)	18,442	19,338,820
9.63%, 06/15/33(a)(b)	10,265	11,448,575
Sunoco LP
4.50%, 10/01/29(a)	12,711	12,403,426
4.63%, 05/01/30(a)	12,945	12,587,800
5.38%, 07/15/31(a)	7,595	7,549,740
5.63%, 03/15/31(a)	15,655	15,706,201
5.63%, 07/15/34(a)	8,051	7,941,946
5.88%, 07/15/27(a)(b)	3,632	3,635,021
5.88%, 03/15/34(a)	12,289	12,253,147
6.25%, 07/01/33(a)(b)	13,925	14,219,931
6.63%, 08/15/32(a)	7,577	7,741,735
7.00%, 05/01/29(a)	9,302	9,553,340
7.25%, 05/01/32(a)(b)	10,806	11,308,292
Sunoco LP/Sunoco Finance Corp.
4.50%, 05/15/29(b)	10,537	10,345,100
4.50%, 04/30/30	11,215	10,889,152
5.88%, 03/15/28	4,203	4,207,335
7.00%, 09/15/28(a)(b)	5,761	5,900,954
Talos Production, Inc.
9.00%, 02/01/29(a)	8,853	9,238,411
9.38%, 02/01/31(a)(b)	7,691	8,183,162
Transocean International Ltd.
7.88%, 10/15/32(a)	6,306	6,755,832
8.25%, 05/15/29(a)(b)	12,965	13,467,121
8.50%, 05/15/31(a)(b)	11,420	12,082,608
8.75%, 02/15/30(a)	9,194	9,642,129
Valaris Ltd., 8.38%, 04/30/30(a)	14,951	15,570,981
		819,691,618
Oil & Gas Services — 0.7%
Archrock Partners LP/Archrock Partners Finance Corp., 6.63%, 09/01/32(a)	9,382	9,646,837
Archrock Services LP/Archrock Partners Finance Corp., 6.00%, 02/01/34(a)	11,454	11,504,413
Kodiak Gas Services LLC
5.88%, 04/01/31(a)	16,711	16,823,969
6.50%, 10/01/33(a)(b)	11,212	11,465,833
6.75%, 10/01/35(a)(b)	9,288	9,640,344
USA Compression Partners LP/USA Compression Finance Corp.
6.25%, 10/01/33(a)(b)	11,723	11,830,424
7.13%, 03/15/29(a)	15,772	16,272,400
WBI Operating LLC
6.25%, 10/15/30(a)(b)	11,793	11,950,083
6.50%, 10/15/33(a)	10,013	10,116,955
Weatherford International Ltd., 6.75%, 10/15/33(a)(b)	15,287	15,841,562
		125,092,820
Packaging & Containers — 1.9%
Ardagh Group SA
9.50%, 12/01/30(a)	20,132	21,342,427
12.00%, 12/01/30, (5.50% Cash + 6.50% PIK)(a)(f)	14,855	13,312,903

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Packaging & Containers (continued)
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
3.25%, 09/01/28(a)	$6,779	$6,481,656
4.00%, 09/01/29(a)	14,908	13,917,085
6.25%, 01/30/31(a)(b)	8,639	8,697,255
Ball Corp.
2.88%, 08/15/30(b)	17,943	16,348,472
3.13%, 09/15/31(b)	11,257	10,216,401
5.50%, 09/15/33(b)	9,601	9,625,895
6.00%, 06/15/29(b)	11,884	12,077,551
Clydesdale Acquisition Holdings, Inc.
6.63%, 04/15/29(a)	8,459	8,323,821
6.75%, 04/15/32(a)	20,322	19,095,295
6.88%, 01/15/30(a)	8,645	8,490,773
8.75%, 04/15/30(a)(b)	18,495	16,790,643
Crown Americas LLC
5.25%, 04/01/30(b)	6,208	6,231,050
5.88%, 06/01/33(b)	9,868	9,931,437
Graphic Packaging International LLC
3.50%, 03/15/28(a)(b)	7,351	7,100,499
3.75%, 02/01/30(a)(b)	7,501	6,998,771
6.38%, 07/15/32(a)(b)	8,676	8,665,003
Mauser Packaging Solutions Holding Co.
7.88%, 04/15/30(a)(b)	40,209	40,560,829
9.25%, 04/15/30(a)(b)	21,230	20,247,476
OI European Group BV, 4.75%, 02/15/30(a)(b)	3,018	2,801,866
Owens-Brockway Glass Container, Inc.
6.63%, 05/13/27(a)	5,497	5,497,972
7.25%, 05/15/31(a)(b)	9,741	9,301,031
Sword Purchaser LLC
8.25%, 04/15/33(a)(b)	12,471	12,720,420
10.50%, 04/15/34(a)(b)	6,095	6,200,630
Trivium Packaging Finance BV
8.25%, 07/15/30(a)	7,434	7,769,450
12.25%, 01/15/31(a)	8,452	9,200,669
		317,947,280
Pharmaceuticals — 2.3%
1261229 B.C. Ltd., 10.00%, 04/15/32(a)	85,071	87,846,441
Accendra Health, Inc.
4.50%, 03/31/29(a)(b)	5,129	3,430,043
6.63%, 04/01/30(a)(b)	5,530	2,983,117
AdaptHealth LLC
4.63%, 08/01/29(a)(b)	5,960	5,766,442
5.13%, 03/01/30(a)(b)	8,205	7,977,229
Bausch Health Companies, Inc.
4.88%, 06/01/28(a)	10,121	9,525,392
5.00%, 01/30/28(a)	5,200	4,442,360
5.00%, 02/15/29(a)	6,244	4,540,169
5.25%, 01/30/30(a)	11,923	7,741,723
5.25%, 02/15/31(a)	5,212	3,111,629
6.25%, 02/15/29(a)	9,866	7,277,121
11.00%, 09/30/28(a)	10,682	11,098,330
CVS Health Corp.
6.75%, 12/10/54, (5-year CMT + 2.52%)(g)	10,889	11,268,183
7.00%, 03/10/55, (5-year CMT + 2.89%)(g)	30,992	32,156,137
Endo Finance Holdings LP, 8.50%, 04/15/31(a)(b)	12,875	13,646,202
HLF Financing SARL LLC/Herbalife International, Inc.
4.88%, 06/01/29(a)(b)	7,503	7,047,324
Security	Par (000)	Value
Pharmaceuticals (continued)
7.75%, 05/01/33(a)	$11,095	$11,318,994
Jazz Securities DAC, 4.38%, 01/15/29(a)(b)	20,862	20,397,977
Organon & Co./Organon Foreign Debt Co-Issuer BV
4.13%, 04/30/28(a)	33,453	33,035,269
5.13%, 04/30/31(a)(b)	27,667	27,491,730
6.75%, 05/15/34(a)	8,712	9,186,280
7.88%, 05/15/34(a)(b)	8,008	8,575,067
Teva Pharmaceutical Finance Netherlands III BV
4.75%, 05/09/27	7,228	7,217,309
5.13%, 05/09/29(b)	13,456	13,495,006
6.00%, 12/01/32	7,930	8,257,277
6.75%, 03/01/28(b)	18,957	19,444,940
8.13%, 09/15/31	6,864	7,743,700
Teva Pharmaceutical Finance Netherlands IV BV, 5.75%, 12/01/30(b)	9,208	9,445,740
		395,467,131
Pipelines — 5.4%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.38%, 06/15/29(a)	8,368	8,354,339
5.75%, 01/15/28(a)	7,230	7,226,700
5.75%, 10/15/33(a)	9,036	9,030,868
5.75%, 07/01/34(a)	8,410	8,400,870
6.63%, 02/01/32(a)	7,198	7,388,675
Blue Racer Midstream LLC/Blue Racer Finance Corp.
7.00%, 07/15/29(a)	4,699	4,861,875
7.25%, 07/15/32(a)(b)	6,893	7,208,359
Buckeye Partners LP
4.13%, 12/01/27	5,227	5,145,170
4.50%, 03/01/28(a)	5,786	5,730,694
6.75%, 02/01/30(a)	6,657	6,878,771
6.88%, 07/01/29(a)(b)	8,163	8,422,460
CQP Holdco LP/BIP-V Chinook Holdco LLC
5.50%, 06/15/31(a)	20,223	19,997,991
7.50%, 12/15/33(a)(b)	6,681	7,105,092
Delek Logistics Partners LP/Delek Logistics Finance Corp.
7.13%, 06/01/28(a)	5,315	5,320,553
7.38%, 06/30/33(a)(b)	9,760	10,069,363
8.63%, 03/15/29(a)	15,363	16,009,761
Energy Transfer LP
6.50%, 02/15/56, (5-year CMT + 2.68%)(g)	17,880	17,897,898
6.75%, 02/15/56, (5-year CMT + 2.48%)(b)(g)	10,728	10,871,934
7.13%, 10/01/54, (5-year CMT + 2.83%)(b)(g)	4,671	4,793,482
8.00%, 05/15/54, (5-year CMT + 4.02%)(b)(g)	11,126	11,809,151
Genesis Energy LP/Genesis Energy Finance Corp.
6.75%, 03/15/34(b)	12,040	12,144,676
7.88%, 05/15/32(b)	11,702	12,255,374
8.00%, 05/15/33	9,168	9,651,876
8.25%, 01/15/29	8,886	9,231,347
8.88%, 04/15/30	5,996	6,280,182
Global Partners LP/GLP Finance Corp.
7.13%, 07/01/33(a)(b)	6,471	6,617,784
8.25%, 01/15/32(a)(b)	6,675	6,999,077
Harvest Midstream I LP
7.50%, 09/01/28(a)	12,649	12,738,226
7.50%, 05/15/32(a)	6,250	6,508,254

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
Hess Midstream Operations LP
4.25%, 02/15/30(a)	$8,645	$8,384,360
5.13%, 06/15/28(a)	7,684	7,655,640
5.50%, 10/15/30(a)	3,807	3,805,325
5.88%, 03/01/28(a)	11,414	11,516,395
6.50%, 06/01/29(a)	8,143	8,337,846
Howard Midstream Energy Partners LLC
6.63%, 01/15/34(a)(b)	10,592	10,761,620
7.38%, 07/15/32(a)	7,468	7,780,272
ITT Holdings LLC, 6.50%, 08/01/29(a)	18,776	18,486,697
Kinetik Holdings LP
5.88%, 06/15/30(a)	16,187	16,217,304
6.63%, 12/15/28(a)	17,683	18,037,937
New Fortress Energy, Inc., 6.50%, 09/30/26(a)(c)(e)	6,334	1,155,686
NFE Financing LLC, 12.00%, 11/15/29(a)(c)(e)	38,862	17,047,507
NGL Energy Operating LLC/NGL Energy Finance Corp.
8.13%, 02/15/29(a)	11,221	11,630,776
8.38%, 02/15/32(a)	19,829	20,793,316
NuStar Logistics LP, 6.38%, 10/01/30(b)	4,050	4,208,619
Rockies Express Pipeline LLC
4.95%, 07/15/29(a)	8,086	7,971,678
6.75%, 03/15/33(a)	6,430	6,697,760
South Bow Canadian Infrastructure Holdings Ltd.
7.50%, 03/01/55, (5-year CMT + 3.67%)(b)(g)	8,019	8,465,444
7.63%, 03/01/55, (5-year CMT + 3.95%)(b)(g)	5,272	5,495,669
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
5.50%, 01/15/28(a)	9,662	9,642,551
6.00%, 12/31/30(a)(b)	11,386	11,441,466
6.00%, 09/01/31(a)	5,591	5,620,271
6.75%, 03/15/34(a)	10,799	11,037,565
7.38%, 02/15/29(a)	13,749	14,145,934
Venture Global Calcasieu Pass LLC
3.88%, 11/01/33(a)(b)	16,558	14,733,640
6.00%, 05/01/36(a)	6,755	6,790,223
6.25%, 01/15/30(a)	15,027	15,467,916
3.88%, 08/15/29(a)	19,107	18,297,520
4.13%, 08/15/31(a)	19,115	17,928,341
Venture Global LNG, Inc.
7.00%, 01/15/30(a)(b)	20,399	21,007,918
8.13%, 06/01/28(a)(b)	29,766	30,457,378
8.38%, 06/01/31(a)(b)	31,275	32,594,752
9.50%, 02/01/29(a)	43,501	47,498,476
9.88%, 02/01/32(a)(b)	31,038	33,316,220
Venture Global Plaquemines LNG LLC
6.13%, 12/15/30(a)(b)	24,511	25,276,481
6.50%, 01/15/34(a)	31,314	32,803,898
6.50%, 06/15/34(a)(b)	20,167	21,026,316
6.75%, 01/15/36(a)	29,733	31,587,471
7.50%, 05/01/33(a)(b)	20,269	22,497,238
7.75%, 05/01/35(a)(b)	19,531	21,933,508
		904,505,736
Real Estate — 0.6%
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp., 7.00%, 04/15/30(a)	9,636	9,646,630
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp.
5.25%, 04/15/30(a)(b)	5,426	5,172,750
Security	Par (000)	Value
Real Estate (continued)
5.75%, 01/15/29(a)	$7,697	$7,538,831
9.75%, 04/15/30(a)	6,443	6,892,248
Cushman & Wakefield U.S. Borrower LLC
6.75%, 05/15/28(a)	8,953	8,957,790
8.88%, 09/01/31(a)(b)	5,354	5,631,307
Howard Hughes Corp.(The)
4.13%, 02/01/29(a)	9,667	9,307,629
4.38%, 02/01/31(a)	11,404	10,671,808
5.88%, 03/01/32(a)	7,597	7,430,469
6.13%, 03/01/34(a)(b)	9,361	9,165,964
Kennedy-Wilson, Inc.
4.75%, 03/01/29	8,222	8,144,277
4.75%, 02/01/30	7,809	7,710,782
5.00%, 03/01/31(b)	7,903	7,852,431
		104,122,916
Real Estate Investment Trusts — 2.9%
Brandywine Operating Partnership LP
3.95%, 11/15/27	7,617	7,430,711
8.88%, 04/12/29(b)	9,338	9,779,594
Diversified Healthcare Trust
4.38%, 03/01/31(b)	6,748	6,074,302
4.75%, 02/15/28(b)	7,114	6,915,779
Hudson Pacific Properties LP
3.25%, 01/15/30(b)	5,517	4,707,099
3.95%, 11/01/27	6,446	6,231,870
4.65%, 04/01/29(b)	7,143	6,393,664
Iron Mountain Information Management Services, Inc., 5.00%, 07/15/32(a)(b)	9,663	9,322,379
Iron Mountain, Inc.
4.50%, 02/15/31(a)(b)	14,610	14,042,401
4.88%, 09/15/27(a)	12,556	12,519,040
4.88%, 09/15/29(a)(b)	16,843	16,652,814
5.00%, 07/15/28(a)	6,164	6,139,138
5.25%, 03/15/28(a)	10,706	10,694,165
5.25%, 07/15/30(a)	20,325	20,159,859
5.63%, 07/15/32(a)(b)	8,539	8,476,171
6.25%, 01/15/33(a)(b)	17,840	18,094,238
7.00%, 02/15/29(a)	14,040	14,341,201
Millrose Properties, Inc.
6.25%, 09/15/32(a)(b)	12,596	12,659,956
6.38%, 08/01/30(a)	20,145	20,351,486
MPT Operating Partnership LP/MPT Finance Corp.
3.50%, 03/15/31	20,584	14,733,426
4.63%, 08/01/29	15,176	12,542,281
5.00%, 10/15/27(b)	21,003	20,474,924
8.50%, 02/15/32(a)(b)	21,982	22,805,391
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
4.88%, 05/15/29(a)(b)	10,102	9,807,823
5.88%, 10/01/28(a)	11,668	11,638,289
7.00%, 02/01/30(a)(b)	8,655	8,833,707
RHP Hotel Properties LP/RHP Finance Corp.
4.50%, 02/15/29(a)	7,595	7,445,444
5.75%, 03/15/34(a)	10,990	10,913,290
6.50%, 04/01/32(a)(b)	16,826	17,274,581
6.50%, 06/15/33(a)	8,598	8,850,408
7.25%, 07/15/28(a)(b)	4,297	4,392,069
Rithm Capital Corp.
8.00%, 04/01/29(a)(b)	10,918	10,961,185
8.00%, 07/15/30(a)	6,599	6,600,787

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
SBA Communications Corp., 3.13%, 02/01/29	$17,259	$16,622,907
Service Properties Trust
3.95%, 01/15/28(b)	5,000	4,847,631
4.38%, 02/15/30(b)	4,860	4,376,369
4.95%, 10/01/29(b)	5,392	5,056,517
8.63%, 11/15/31(a)	13,370	14,052,267
8.88%, 06/15/32(b)	7,282	7,466,082
Starwood Property Trust, Inc.
5.25%, 10/15/28(a)	7,116	7,087,540
5.75%, 01/15/31(a)	9,223	9,202,802
6.00%, 04/15/30(a)	6,796	6,871,050
6.50%, 07/01/30(a)	7,977	8,184,861
6.50%, 10/15/30(a)(b)	8,026	8,242,670
7.25%, 04/01/29(a)	10,369	10,746,238
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC, 6.00%, 01/15/30(a)(b)	9,511	9,188,023
		490,204,429
Retail — 4.6%
Advance Auto Parts, Inc.
3.90%, 04/15/30	7,082	6,630,501
7.00%, 08/01/30(a)(b)	14,748	15,192,396
7.38%, 08/01/33(a)(b)	14,450	14,904,766
Asbury Automotive Group, Inc.
4.50%, 03/01/28	4,192	4,147,727
4.63%, 11/15/29(a)(b)	10,619	10,332,936
4.75%, 03/01/30(b)	5,160	5,015,829
5.00%, 02/15/32(a)(b)	10,860	10,385,090
Bath & Body Works, Inc.
5.25%, 02/01/28(b)	6,098	6,109,850
6.63%, 10/01/30(a)(b)	10,633	10,773,311
7.50%, 06/15/29(b)	6,080	6,165,738
Burger King (Restaurant Brands International, Inc.)/New Red Finance, Inc.
3.50%, 02/15/29(a)	9,889	9,517,410
3.88%, 01/15/28(a)	22,234	21,810,887
4.00%, 10/15/30(a)	46,302	44,047,940
4.38%, 01/15/28(a)	11,032	10,901,464
5.63%, 09/15/29(a)	7,608	7,680,672
6.13%, 06/15/29(a)	17,761	18,074,871
Carvana Co.
9.00%, 06/01/30, (9.00 % Cash)(a)(f)	20,344	21,150,888
9.00%, 06/01/31, (9.00 % Cash)(a)(b)(f)	20,743	22,923,398
EG Global Finance PLC, 12.00%, 11/30/28(a)	13,852	14,777,701
Ferrellgas LP/Ferrellgas Finance Corp.
5.88%, 04/01/29(a)(b)	13,175	12,844,834
9.25%, 01/15/31(a)(b)	10,896	11,430,149
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.
4.63%, 01/15/29(a)	13,518	13,133,776
6.75%, 01/15/30(a)(b)	17,519	17,010,949
FirstCash, Inc.
4.63%, 09/01/28(a)	5,446	5,361,621
5.63%, 01/01/30(a)	7,233	7,203,818
6.13%, 05/01/34(a)	5,670	5,662,912
6.88%, 03/01/32(a)(b)	6,202	6,352,533
Gap, Inc.(The)
3.63%, 10/01/29(a)	9,986	9,408,934
3.88%, 10/01/31(a)(b)	10,186	9,304,992
Global Auto Holdings Ltd./AAG FH U.K. Ltd.
8.38%, 01/15/29(a)	8,678	8,263,149
8.75%, 01/15/32(a)(b)	8,269	7,502,464
Security	Par (000)	Value
Retail (continued)
11.50%, 08/15/29(a)(b)	$9,998	$10,115,376
Group 1 Automotive, Inc.
4.00%, 08/15/28(a)	11,252	10,954,118
6.38%, 01/15/30(a)(b)	6,894	6,995,755
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 4.75%, 06/01/27(a)(b)	8,713	8,701,406
Kohl's Corp., 5.13%, 05/01/31	8,844	7,216,371
LBM Acquisition LLC
6.25%, 01/15/29(a)	12,380	8,559,222
9.50%, 06/15/31(a)	14,367	12,526,048
LCM Investments Holdings II LLC
4.88%, 05/01/29(a)	16,053	15,706,026
8.25%, 08/01/31(a)	13,460	14,070,371
Lithia Motors, Inc.
3.88%, 06/01/29(a)	10,111	9,691,948
4.38%, 01/15/31(a)(b)	7,474	7,086,232
4.63%, 12/15/27(a)(b)	2,952	2,932,226
5.50%, 10/01/30(a)(b)	8,256	8,214,442
Macy's Retail Holdings LLC
6.13%, 03/15/32(a)(b)	5,352	5,354,402
7.38%, 08/01/33(a)(b)	6,979	7,234,588
Michaels Companies, Inc.(The)
8.50%, 03/15/33(a)	31,715	31,325,819
11.00%, 03/15/34(a)(b)	12,511	12,075,162
Murphy Oil USA, Inc.
3.75%, 02/15/31(a)(b)	5,642	5,274,613
4.75%, 09/15/29(b)	5,446	5,386,104
Nordstrom, Inc.
4.25%, 08/01/31(b)	6,312	5,814,383
4.38%, 04/01/30(b)	7,045	6,692,715
Park River Holdings, Inc.
8.00%, 03/15/31(a)(b)	11,155	11,195,529
8.75%, 12/31/30(a)(b)	7,239	6,859,293
PetSmart LLC/PetSmart Finance Corp.
7.50%, 09/15/32(a)	31,456	31,796,584
10.00%, 09/15/33(a)(b)	11,868	11,994,751
QXO Building Products, Inc., 6.75%, 04/30/32(a)	29,461	29,976,824
SAKS Global Enterprises LLC, 11.00%, 12/15/29(a)(b)(c)(e)	23,484	234,835
Sonic Automotive, Inc.
4.63%, 11/15/29(a)(b)	7,313	7,144,033
4.88%, 11/15/31(a)(b)	6,491	6,225,523
Staples, Inc.
10.75%, 09/01/29(a)	36,714	35,146,558
12.75%, 01/15/30(a)	12,153	9,022,887
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.00%, 06/01/31(a)	8,652	8,320,628
Yum! Brands, Inc.
3.63%, 03/15/31	12,011	11,194,618
4.63%, 01/31/32	12,396	11,927,755
4.75%, 01/15/30(a)	8,986	8,885,084
5.38%, 04/01/32(b)	11,441	11,450,240
		777,325,975
Semiconductors — 0.5%
Entegris, Inc.
3.63%, 05/01/29(a)(b)	4,494	4,291,981
4.38%, 04/15/28(a)(b)	3,653	3,599,533
4.75%, 04/15/29(a)	21,996	21,838,014
5.95%, 06/15/30(a)(b)	11,850	11,993,424

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Semiconductors (continued)
Kioxia Holdings Corp.
6.25%, 07/24/30(a)	$18,064	$18,589,753
6.63%, 07/24/33(a)	17,192	17,962,231
		78,274,936
Software — 2.9%
AthenaHealth Group, Inc., 6.50%, 02/15/30(a)(b)	32,800	31,271,989
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc., 8.00%, 06/15/29(a)	12,198	7,318,800
Central Parent, Inc./CDK Global, Inc., 7.25%, 06/15/29(a)	12,032	7,219,200
Cloud Software Group, Inc.
6.50%, 03/31/29(a)	54,774	53,376,058
6.63%, 08/15/33(a)(b)	13,470	12,067,661
8.25%, 06/30/32(a)	28,046	26,741,861
9.00%, 09/30/29(a)(b)	54,895	53,945,317
CoreWeave, Inc.
9.00%, 02/01/31(a)(b)	27,851	27,651,810
9.25%, 06/01/30(a)(b)	32,036	32,417,103
9.75%, 10/01/31(a)(b)	6,845	6,886,203
Fair Isaac Corp.
4.00%, 06/15/28(a)	11,830	11,537,223
6.00%, 05/15/33(a)(b)	20,190	19,920,564
6.25%, 09/15/34(a)	14,584	14,365,346
OAK-Eagle Acquireco, Inc.
7.25%, 07/01/33(a)(b)	12,614	12,984,503
8.75%, 07/01/34(a)(b)	11,186	11,625,225
Open Text Corp.
3.88%, 02/15/28(a)(b)	12,016	11,613,399
3.88%, 12/01/29(a)(b)	12,970	11,701,935
Open Text Holdings, Inc.
4.13%, 02/15/30(a)(b)	13,609	12,267,615
4.13%, 12/01/31(a)(b)	9,562	8,162,590
ROBLOX Corp., 3.88%, 05/01/30(a)(b)	15,506	14,700,929
Rocket Software, Inc.
6.50%, 02/15/29(a)	9,090	8,099,372
9.00%, 11/28/28(a)	13,256	13,147,802
SS&C Technologies, Inc.
5.50%, 09/30/27(a)	26,726	26,703,622
6.50%, 06/01/32(a)(b)	8,819	8,919,125
Twilio, Inc.
3.63%, 03/15/29(b)	6,389	6,138,411
3.88%, 03/15/31(b)	6,040	5,643,493
UKG, Inc., 6.88%, 02/01/31(a)(b)	31,899	31,004,058
		487,431,214
Telecommunications — 6.2%
Altice Financing SA
5.00%, 01/15/28(a)	17,016	12,579,844
5.75%, 08/15/29(a)	28,624	21,011,221
Altice France Lux 3/Altice Holdings 1, 10.00%, 01/15/33(a)	15,181	14,981,938
Altice France SA
6.50%, 04/15/32(a)	28,874	28,379,665
6.88%, 10/15/30(a)	11,429	11,228,546
6.88%, 07/15/32(a)	20,946	20,600,888
9.50%, 11/01/29(a)	20,207	20,623,746
APLD ComputeCo 2 LLC, 6.75%, 03/15/31(a)	33,686	33,364,491
APLD ComputeCo LLC, 9.25%, 12/15/30(a)(b)	36,723	39,449,602
Bell Telephone Co. of Canada or Bell Canada
6.88%, 09/15/55, (5-year CMT + 2.39%)(b)(g)	12,945	13,299,628
7.00%, 09/15/55, (5-year CMT + 2.36%)(g)	15,896	16,483,907
Security	Par (000)	Value
Telecommunications (continued)
Black Pearl Compute LLC, 6.13%, 02/15/31(a)	$27,317	$27,739,698
British Telecommunications PLC, 4.88%, 11/23/81, (5-year CMT + 3.49%)(a)(g)	4,064	3,917,188
Cipher Compute LLC, 7.13%, 11/15/30(a)(b)	24,390	25,287,152
Connect Finco SARL/Connect U.S. Finco LLC, 9.00%, 09/15/29(a)(b)	31,280	32,987,772
Connect Holding II LLC, 10.50%, 04/03/31(a)(b)	36,048	36,722,245
Core Scientific Finance I LLC, 7.75%, 05/15/31(a)	18,245	18,186,627
Edged Compute LLC, 7.50%, 04/30/31(a)	16,090	15,777,754
Fibercop SpA
Series 2033, 6.38%, 11/15/33(a)(b)	7,126	7,114,246
Series 2034, 6.00%, 09/30/34(a)(b)	6,467	6,207,175
Series 2036, 7.20%, 07/18/36(a)	7,583	7,592,479
Series 2038, 7.72%, 06/04/38(a)(b)	6,784	6,784,237
Flash Compute LLC, 7.25%, 12/31/30(a)(b)	19,885	20,286,065
Iliad Holding SAS
7.00%, 10/15/28(a)	15,620	15,709,034
7.00%, 04/15/32(a)	11,721	11,898,433
8.50%, 04/15/31(a)	14,928	15,806,810
Level 3 Financing, Inc.
3.75%, 07/15/29(a)(b)	6,501	6,141,381
6.88%, 06/30/33(a)	30,977	32,000,712
7.00%, 03/31/34(a)(b)	32,878	34,169,530
8.50%, 01/15/36(a)(b)	26,566	28,473,476
Meridian Arc Holdco LLC, 6.25%, 04/30/31(a)	25,690	25,684,456
PR RNO Property Owner 1 LLC, 6.50%, 05/01/31(a)	22,415	22,220,765
Rogers Communications, Inc.
6.88%, 07/31/56, (5-year CMT + 2.84%)(g)	5,000	5,081,250
7.00%, 04/15/55, (5-year CMT + 2.65%)(b)(g)	11,985	12,235,184
7.13%, 04/15/55, (5-year CMT + 2.62%)(g)	14,062	14,525,718
SV RNO Property Owner 1 LLC, 5.88%, 03/01/31(a)	54,469	53,559,095
TELUS Corp.
6.63%, 10/15/55, (5-year CMT + 2.77%)(g)	9,549	9,662,896
7.00%, 10/15/55, (5-year CMT + 2.71%)(g)	11,214	11,602,553
Series ., 6.38%, 06/09/56, (5-year CMT + 2.69%)(b)(g)	10,684	10,678,083
Series ..., 6.63%, 06/09/56, (5-year CMT + 2.52%)(g)	9,261	9,199,349
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC
4.75%, 04/15/28(a)(b)	6,280	6,261,791
6.50%, 02/15/29(a)(b)	15,879	15,590,888
8.63%, 06/15/32(a)(b)	23,996	25,107,680
Series Feb, 8.63%, 06/15/32(a)	74	77,428
Viasat, Inc.
6.50%, 07/15/28(a)	5,015	5,002,814
7.50%, 05/30/31(a)(b)	9,998	10,006,841
Vmed O2 U.K. Financing I PLC
4.25%, 01/31/31(a)	18,165	15,668,947
4.75%, 07/15/31(a)	18,222	15,786,119
6.75%, 01/15/33(a)	14,304	13,083,423
7.75%, 04/15/32(a)	12,663	12,321,153
Vodafone Group PLC
4.13%, 06/04/81, (5-year CMT + 2.77%)(g)	11,216	10,423,092
7.00%, 04/04/79, (5-year USD Swap + 4.87%)(g)	26,743	27,822,361
Windstream Services LLC, 7.50%, 10/15/33(a)	19,435	20,480,420

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Telecommunications (continued)
Windstream Services LLC/Windstream Escrow Finance Corp., 8.25%, 10/01/31(a)(b)	$32,377	$34,254,374
WULF Compute LLC, 7.75%, 10/15/30(a)	41,733	43,879,032
Zayo Group Holdings, Inc.
9.25%, 03/09/30, (5.75% Cash and 0.50% PIK)(a)(b)(f)	17,054	17,064,858
13.75%, 09/09/30, (7.13% Cash and 1.88% PIK)(a)(b)(f)	10,787	10,616,850
		1,042,702,910
Transportation — 0.1%
Brightline East LLC, 11.00%, 01/31/30(a)(b)	13,909	1,284,844
XPO, Inc.
7.13%, 06/01/31(a)(b)	5,570	5,765,321
7.13%, 02/01/32(a)(b)	7,348	7,661,939
		14,712,104
Trucking & Leasing — 0.3%
FTAI Aviation Investors LLC
5.50%, 05/01/28(a)(b)	13,711	13,711,681
5.88%, 04/15/33(a)(b)	8,406	8,366,130
7.00%, 05/01/31(a)	10,800	11,163,390
7.00%, 06/15/32(a)	12,095	12,517,146
7.88%, 12/01/30(a)	6,949	7,294,842
		53,053,189
Total Corporate Bonds & Notes — 97.6% (Cost: $17,025,010,283)		16,465,824,179
Floating Rate Loan Interests(g)
Retail — 0.2%
SAKS Global Enterprises LLC
DIP First Out Interim Delayed Draw Term Loan, 0.00%, 01/14/33(j)	28,119	25,892,485
DIP Second Out Roll-Up DDTL, 0.00%, 07/15/26(j)	18,646	8,250,930
Total Floating Rate Loan Interests — 0.2% (Cost: $42,818,536)		34,143,415
	Shares
Common Stocks
Aerospace & Defense — 0.0%
Incora Top Holdco LLC, NVS(a)(b)(d)	10,656	65,854
Security	Shares	Value
Aerospace & Defense (continued)
Incora Top Holdco LLC, NVS(d)	192,451	$1,189,347
		1,255,201
Total Common Stocks — 0.0% (Cost $20,944,592)		1,255,201
Total Long-Term Investments — 97.8% (Cost: $17,088,773,411)		16,501,222,795
Short-Term Securities
Money Market Funds — 14.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.83%(k)(l)(m)	2,191,357,786	2,192,015,193
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.61%(k)(l)	232,680,000	232,680,000
Total Short-Term Securities — 14.4% (Cost: $2,423,658,588)		2,424,695,193
Total Investments — 112.2% (Cost: $19,512,431,999)		18,925,917,988
Liabilities in Excess of Other Assets — (12.2)%		(2,054,413,953)
Net Assets — 100.0%		$16,871,504,035

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)	Issuer filed for bankruptcy and/or is in default.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Non-income producing security.
(f)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(g)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(h)	Perpetual security with no stated maturity date.
(i)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(j)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(k)	Affiliate of the Fund.
(l)	Annualized 7-day yield as of period end.
(m)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® iBoxx $ High Yield Corporate Bond ETF

Fair Value Hierarchy as of Period End (continued)
significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$16,464,762,667	$1,061,512	$16,465,824,179
Floating Rate Loan Interests	—	34,143,415	—	34,143,415
Common Stocks	—	—	1,255,201	1,255,201
Short-Term Securities
Money Market Funds	2,424,695,193	—	—	2,424,695,193
	$2,424,695,193	$16,498,906,082	$2,316,713	$18,925,917,988

Schedule of Investments (unaudited)
April 30, 2026
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Advertising — 0.0%
Omnicom Group, Inc., 2.60%, 08/01/31(a)	$2,350	$2,110,011
Aerospace & Defense — 2.6%
Boeing Co.(The)
2.95%, 02/01/30	6,087	5,752,573
3.25%, 02/01/35	6,128	5,294,647
3.60%, 05/01/34	7,012	6,296,797
3.63%, 02/01/31	15,892	15,160,356
3.75%, 02/01/50	10,998	7,862,674
3.90%, 05/01/49	7,009	5,150,822
3.95%, 08/01/59	8,454	5,866,014
5.15%, 05/01/30	35,974	36,568,388
5.71%, 05/01/40	24,234	24,456,415
5.81%, 05/01/50	41,721	40,611,021
5.93%, 05/01/60	27,133	26,236,401
6.30%, 05/01/29	2,941	3,082,789
6.39%, 05/01/31	9,806	10,482,144
6.53%, 05/01/34	16,073	17,568,702
6.86%, 05/01/54	19,069	21,126,133
7.01%, 05/01/64	12,739	14,229,409
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35	7,616	7,298,745
General Dynamics Corp.
3.63%, 04/01/30	14,431	14,031,131
4.25%, 04/01/40	8,146	7,305,204
4.25%, 04/01/50(a)	2,933	2,468,060
4.95%, 08/15/35(a)	5,932	5,958,971
General Electric Co.
4.30%, 07/29/30	10,075	10,058,435
4.90%, 01/29/36(a)	8,509	8,487,830
5.88%, 01/14/38	5,302	5,648,569
6.75%, 03/15/32	9,052	10,063,915
Honeywell Aerospace, Inc.
4.30%, 03/16/31(b)	20,639	20,386,651
4.60%, 03/16/33(b)	16,585	16,371,306
4.95%, 03/16/36(b)	27,875	27,521,420
5.62%, 03/16/46(b)	11,544	11,355,234
5.73%, 03/16/56(a)(b)	24,991	24,575,022
5.85%, 03/16/66(b)	13,881	13,636,193
L3Harris Technologies, Inc.
5.05%, 06/01/29	5,394	5,485,302
5.25%, 06/01/31(a)	6,379	6,532,523
5.35%, 06/01/34	5,573	5,671,259
5.40%, 07/31/33	10,107	10,361,819
Lockheed Martin Corp.
2.80%, 06/15/50	6,806	4,248,903
3.80%, 03/01/45(a)	7,825	6,176,523
3.90%, 06/15/32(a)	5,633	5,470,933
4.07%, 12/15/42(a)	9,161	7,744,704
4.09%, 09/15/52	15,047	11,731,115
4.15%, 06/15/53	11,660	9,156,084
4.40%, 08/15/30	7,270	7,269,845
4.70%, 05/15/46	14,953	13,253,001
4.75%, 02/15/34(a)	5,977	5,967,983
5.00%, 08/15/35	5,703	5,739,967
5.20%, 02/15/55(a)	9,502	8,802,541
5.20%, 02/15/64	3,928	3,552,847
5.25%, 01/15/33(a)	7,404	7,685,312
5.70%, 11/15/54(a)	9,084	9,018,889
5.90%, 11/15/63	4,685	4,750,168
Security	Par (000)	Value
Aerospace & Defense (continued)
Northrop Grumman Corp.
4.03%, 10/15/47	$17,666	$13,895,530
4.40%, 05/01/30	6,431	6,421,310
4.70%, 03/15/33	7,971	7,917,572
4.75%, 06/01/43	8,695	7,866,196
4.90%, 06/01/34(a)	5,868	5,858,154
4.95%, 03/15/53(a)	10,597	9,375,524
5.20%, 06/01/54(a)	8,490	7,786,617
5.25%, 05/01/50(a)	9,555	8,874,475
RTX Corp.
1.90%, 09/01/31	6,072	5,306,931
2.25%, 07/01/30(a)	9,060	8,306,068
2.38%, 03/15/32	5,223	4,619,018
2.82%, 09/01/51	6,539	3,989,692
3.03%, 03/15/52(a)	10,711	6,796,822
3.13%, 07/01/50	9,561	6,265,489
3.75%, 11/01/46	10,325	7,832,878
4.15%, 05/15/45	7,475	6,108,831
4.35%, 04/15/47	8,649	7,146,811
4.45%, 11/16/38	18,507	17,055,187
4.50%, 06/01/42	26,558	23,617,849
4.63%, 11/16/48	11,618	9,880,490
5.15%, 02/27/33	9,874	10,064,710
5.38%, 02/27/53(a)	14,664	13,763,740
6.00%, 03/15/31(a)	5,824	6,189,683
6.10%, 03/15/34(a)	10,598	11,398,757
6.40%, 03/15/54	14,295	15,380,747
		801,250,770
Agriculture — 1.5%
Altria Group, Inc.
2.45%, 02/04/32	10,518	9,260,092
3.40%, 05/06/30	6,030	5,772,904
3.40%, 02/04/41	11,237	8,528,491
3.70%, 02/04/51	10,806	7,434,492
3.88%, 09/16/46	11,845	8,731,503
4.00%, 02/04/61	8,517	5,965,175
4.25%, 08/09/42	8,039	6,550,802
5.38%, 01/31/44(a)	14,165	13,179,865
5.80%, 02/14/39	14,212	14,343,177
5.95%, 02/14/49(a)	19,594	19,081,345
Archer-Daniels-Midland Co.
2.70%, 09/15/51(a)	6,052	3,615,542
2.90%, 03/01/32(a)	4,611	4,210,990
3.25%, 03/27/30	7,967	7,636,631
BAT Capital Corp.
2.73%, 03/25/31	9,504	8,695,516
4.39%, 08/15/37	20,644	18,795,561
4.54%, 08/15/47	19,572	15,931,115
4.63%, 03/22/33(a)	4,736	4,641,252
4.74%, 03/16/32(a)	7,919	7,917,979
4.76%, 09/06/49	7,555	6,271,022
4.91%, 04/02/30(a)	10,122	10,224,081
5.35%, 08/15/32(a)	8,394	8,643,852
5.63%, 08/15/35(a)	5,711	5,882,427
5.83%, 02/20/31(a)	6,354	6,653,397
6.00%, 02/20/34(a)	8,794	9,295,936
6.34%, 08/02/30	8,438	8,998,601
6.42%, 08/02/33	9,469	10,277,077
7.08%, 08/02/43	5,495	6,046,369
7.08%, 08/02/53	7,779	8,612,880

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Agriculture (continued)
Bunge Ltd. Finance Corp.
2.75%, 05/14/31	$4,991	$4,559,852
4.20%, 09/17/29	5,985	5,929,837
4.65%, 09/17/34(a)	4,906	4,744,038
Philip Morris International, Inc.
1.75%, 11/01/30	11,171	9,918,091
2.10%, 05/01/30	8,022	7,320,033
3.38%, 08/15/29	9,236	8,945,976
3.88%, 08/21/42	5,580	4,498,339
4.00%, 10/29/30	6,175	6,051,290
4.13%, 03/04/43	5,111	4,237,698
4.25%, 10/29/32(a)	6,740	6,554,174
4.25%, 11/10/44(a)	13,059	10,857,604
4.38%, 04/30/30	8,639	8,600,420
4.38%, 11/15/41	6,304	5,500,708
4.63%, 11/01/29(a)	3,996	4,023,009
4.63%, 10/29/35(a)	7,179	6,919,797
4.75%, 11/01/31	5,867	5,891,204
4.88%, 04/29/36	3,775	3,707,903
4.88%, 11/15/43	5,767	5,203,788
4.90%, 11/01/34	7,912	7,860,561
5.13%, 02/15/30(a)	12,879	13,156,546
5.13%, 02/13/31	7,061	7,227,523
5.25%, 02/13/34	9,301	9,465,398
5.38%, 02/15/33	14,355	14,755,853
5.63%, 11/17/29	7,816	8,097,279
5.63%, 09/07/33	7,901	8,242,379
5.75%, 11/17/32(a)	9,946	10,464,745
6.38%, 05/16/38(a)	11,856	12,964,101
Reynolds American, Inc.
5.70%, 08/15/35(a)	7,316	7,524,394
5.85%, 08/15/45	15,750	15,271,238
		479,691,852
Airlines — 0.0%
Delta Air Lines, Inc., 5.25%, 07/10/30(a)	4,922	4,958,920
Southwest Airlines Co., 5.25%, 11/15/35	5,096	4,831,553
		9,790,473
Apparel — 0.1%
NIKE, Inc.
2.85%, 03/27/30	9,139	8,633,980
3.25%, 03/27/40	10,705	8,464,997
3.38%, 03/27/50(a)	10,525	7,300,657
3.88%, 11/01/45(a)	7,819	6,112,794
Tapestry, Inc.
5.10%, 03/11/30	200	202,437
5.50%, 03/11/35	652	655,020
		31,369,885
Auto Manufacturers — 2.0%
American Honda Finance Corp.
4.40%, 09/05/29	5,923	5,871,407
4.90%, 01/10/34(a)	6,868	6,731,385
5.05%, 07/10/31(a)	6,929	6,964,320
5.15%, 07/09/32(a)	5,201	5,219,658
Cummins, Inc.
1.50%, 09/01/30	5,167	4,590,531
5.15%, 02/20/34(a)	7,491	7,648,363
5.30%, 05/09/35	7,844	8,005,513
5.45%, 02/20/54(a)	5,944	5,744,116
Ford Motor Co.
3.25%, 02/12/32	18,184	15,952,005
Security	Par (000)	Value
Auto Manufacturers (continued)
4.75%, 01/15/43	$14,126	$10,912,959
5.29%, 12/08/46(a)	9,587	7,696,365
6.10%, 08/19/32(a)	12,571	12,813,609
7.45%, 07/16/31(a)	7,204	7,828,652
Ford Motor Credit Co. LLC
3.63%, 06/17/31	7,756	7,066,623
4.00%, 11/13/30	11,441	10,745,419
5.11%, 05/03/29(a)	5,031	5,001,053
5.30%, 09/06/29	8,804	8,780,305
5.42%, 04/09/31	14,557	14,434,714
5.73%, 09/05/30	9,811	9,887,564
5.75%, 04/06/33(a)	11,435	11,325,000
5.87%, 10/31/35(a)	10,640	10,360,629
5.88%, 11/07/29(a)	12,792	12,983,716
6.05%, 03/05/31(a)	6,942	7,063,466
6.05%, 11/05/31	9,827	9,971,432
6.13%, 03/08/34	11,128	11,164,666
6.50%, 02/07/35(a)	11,212	11,434,913
6.53%, 03/19/32(a)	5,903	6,112,887
7.12%, 11/07/33	11,399	12,088,968
7.20%, 06/10/30	10,233	10,825,128
7.35%, 03/06/30(a)	9,505	10,070,333
General Motors Co.
5.00%, 04/01/35(a)	6,095	5,903,402
5.15%, 04/01/38	9,168	8,676,397
5.20%, 04/01/45	10,253	8,973,595
5.40%, 10/15/29(a)	5,315	5,430,337
5.40%, 04/01/48(a)	6,141	5,407,496
5.60%, 10/15/32(a)	7,277	7,474,499
5.63%, 04/15/30(a)	4,879	5,024,036
5.95%, 04/01/49(a)	7,860	7,424,807
6.25%, 10/02/43	11,425	11,333,507
6.60%, 04/01/36(a)	10,011	10,709,766
6.75%, 04/01/46(a)	6,696	6,967,407
General Motors Financial Co., Inc.
2.35%, 01/08/31	11,278	10,098,065
2.70%, 06/10/31	9,952	8,960,495
3.10%, 01/12/32	10,984	9,933,869
3.60%, 06/21/30	9,210	8,792,369
4.60%, 01/08/31	7,670	7,584,359
4.90%, 10/06/29	6,292	6,330,607
5.35%, 01/07/30(a)	6,931	7,069,025
5.45%, 07/15/30	6,799	6,964,790
5.45%, 09/06/34	5,403	5,397,076
5.55%, 07/15/29	6,788	6,950,836
5.60%, 06/18/31	8,013	8,233,426
5.63%, 04/04/32	5,172	5,305,716
5.75%, 02/08/31	7,881	8,152,746
5.85%, 04/06/30(a)	9,733	10,101,190
5.90%, 01/07/35(a)	6,625	6,797,277
5.95%, 04/04/34	9,429	9,752,650
6.10%, 01/07/34	11,223	11,719,798
6.15%, 07/15/35(a)	7,147	7,436,847
6.40%, 01/09/33(a)	6,816	7,254,280
Honda Motor Co. Ltd.
2.97%, 03/10/32(a)	5,313	4,772,721
4.69%, 07/08/30(a)	8,545	8,504,921
5.34%, 07/08/35(a)	5,553	5,558,952
Mercedes-Benz Finance North America LLC, 8.50%, 01/18/31	8,330	9,655,301

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Auto Manufacturers (continued)
Toyota Motor Credit Corp.
2.15%, 02/13/30	$6,630	$6,113,154
3.38%, 04/01/30	12,979	12,485,646
4.45%, 06/29/29	5,533	5,552,278
4.55%, 08/09/29(a)	5,169	5,200,128
4.60%, 10/10/31(a)	5,305	5,312,773
4.80%, 05/15/30(a)	6,040	6,117,332
4.80%, 01/05/34	5,273	5,266,745
5.05%, 05/16/29	4,549	4,644,163
5.10%, 03/21/31(a)	7,864	8,066,080
5.35%, 01/09/35(a)	6,507	6,678,091
5.55%, 11/20/30	7,813	8,147,075
Series B, 4.20%, 01/10/31(a)	5,237	5,177,693
Series B, 4.60%, 03/11/33	9,828	9,698,406
		628,407,828
Auto Parts & Equipment — 0.0%
Aptiv Swiss Holdings Ltd., 3.10%, 12/01/51	10,055	6,031,175
Banks — 22.7%
Australia & New Zealand Banking Group Ltd./New York, 4.62%, 12/16/29(a)	2,343	2,372,173
Banco Bilbao Vizcaya, 4.97%, 05/08/31	5,800	5,800,000
Banco Bilbao Vizcaya Argentaria SA
5.13%, 03/03/36	8,855	8,605,578
6.03%, 03/13/35, (1-year CMT + 1.95%)(a)(c)	6,561	6,829,426
Banco Santander SA
2.75%, 12/03/30	12,698	11,487,858
2.96%, 03/25/31(a)	8,477	7,775,302
3.31%, 06/27/29(a)	4,010	3,867,013
3.49%, 05/28/30	8,851	8,436,516
4.55%, 11/06/30	14,009	13,824,342
4.87%, 04/15/31	11,250	11,218,904
5.13%, 11/06/35(a)	10,637	10,394,500
5.44%, 07/15/31	9,573	9,858,361
5.44%, 04/15/36	8,660	8,599,134
5.57%, 01/17/30(a)	10,758	11,041,808
6.03%, 01/17/35	7,124	7,454,053
6.35%, 03/14/34(a)	8,175	8,629,940
6.92%, 08/08/33	16,815	18,226,349
6.94%, 11/07/33(a)	9,036	10,134,668
Bank of America Corp.
1.90%, 07/23/31, (1-day SOFR + 1.53%)(c)	24,710	22,059,638
1.92%, 10/24/31, (1-day SOFR + 1.37%)(c)	21,267	18,868,106
2.30%, 07/21/32, (1-day SOFR + 1.22%)(c)	30,111	26,649,250
2.50%, 02/13/31, (3-mo. CME Term SOFR + 1.25%)(c)	32,291	29,898,272
2.57%, 10/20/32, (1-day SOFR + 1.21%)(c)	27,274	24,342,885
2.59%, 04/29/31, (1-day SOFR + 2.15%)(c)	24,915	23,047,501
2.68%, 06/19/41, (1-day SOFR + 1.93%)(c)	40,559	29,129,226
2.69%, 04/22/32, (1-day SOFR + 1.32%)(c)	38,859	35,276,771
2.83%, 10/24/51, (1-day SOFR + 1.88%)(c)	11,139	6,846,000
2.88%, 10/22/30, (3-mo. CME Term SOFR + 1.45%)(c)	12,373	11,698,518
2.97%, 02/04/33, (1-day SOFR + 1.33%)(c)	32,557	29,491,244
2.97%, 07/21/52, (1-day SOFR + 1.56%)(a)(c)	16,326	10,350,163
3.19%, 07/23/30, (3-mo. CME Term SOFR + 1.44%)(c)	20,091	19,258,433
3.31%, 04/22/42, (1-day SOFR + 1.58%)(c)	27,382	20,965,962
3.95%, 01/23/49, (3-mo. CME Term SOFR + 1.45%)(c)	12,925	9,985,789
Security	Par (000)	Value
Banks (continued)
4.08%, 04/23/40, (3-mo. CME Term SOFR + 1.58%)(c)	$11,839	$10,311,957
4.08%, 03/20/51, (3-mo. CME Term SOFR + 3.41%)(c)	42,041	32,752,113
4.24%, 04/24/38, (3-mo. CME Term SOFR + 2.08%)(c)	15,965	14,528,848
4.33%, 03/15/50, (3-mo. CME Term SOFR + 1.78%)(c)	23,779	19,363,806
4.44%, 01/20/48, (3-mo. CME Term SOFR + 2.25%)(c)	18,739	15,665,264
4.46%, 02/06/32, (1-day SOFR + 0.87%)(c)	21,428	21,134,713
4.57%, 04/27/33, (1-day SOFR + 1.83%)(c)	32,917	32,387,935
4.70%, 04/23/32, (1-day SOFR + 1.04%)(c)	29,744	29,593,831
5.00%, 01/21/44	16,095	15,042,939
5.02%, 07/22/33, (1-day SOFR + 2.16%)(a)(c)	38,730	38,966,532
5.05%, 02/06/37, (1-day SOFR + 1.13%)(c)	35,974	35,400,452
5.16%, 01/24/31, (1-day SOFR + 1.00%)(c)	22,963	23,388,369
5.29%, 04/25/34, (1-day SOFR + 1.91%)(a)(c)	36,487	37,006,425
5.46%, 05/09/36, (1-day SOFR + 1.64%)(a)(c)	16,166	16,491,160
5.47%, 01/23/35, (1-day SOFR + 1.65%)(c)	37,890	38,679,821
5.51%, 01/24/36, (1-day SOFR + 1.31%)(c)	27,019	27,593,200
5.87%, 09/15/34, (1-day SOFR + 1.84%)(c)	29,261	30,668,963
5.88%, 02/07/42(a)	10,706	11,045,785
6.11%, 01/29/37(a)	17,507	18,390,053
7.75%, 05/14/38	11,893	14,217,269
Series N, 2.65%, 03/11/32, (1-day SOFR + 1.22%)(c)	13,228	12,024,990
Series N, 3.48%, 03/13/52, (1-day SOFR + 1.65%)(c)	9,582	6,685,778
Bank of America N.A., 6.00%, 10/15/36	8,339	8,808,080
Bank of Montreal
4.35%, 09/22/31, (1-day SOFR Index + 1.08%)(c)	9,455	9,341,807
4.64%, 09/10/30, (1-day SOFR + 1.25%)(c)	3,674	3,685,349
5.51%, 06/04/31	3,422	3,555,610
Series J, 4.44%, 01/14/32, (1-day SOFR + 0.97%)(c)	10,876	10,724,679
Bank of New York Mellon Corp. (The), 3.30%, 08/23/29	1,664	1,603,819
Bank of Nova Scotia(The)
2.45%, 02/02/32	4,154	3,688,632
4.34%, 09/15/31, (1-day SOFR + 1.09%)(c)	9,261	9,133,100
4.81%, 02/02/34, (1-day SOFR + 1.05%)(c)	8,854	8,753,254
4.85%, 02/01/30	12,249	12,395,579
5.13%, 02/14/31, (1-day SOFR + 1.07%)(c)	9,588	9,756,524
5.65%, 02/01/34(a)	5,930	6,185,764
Barclays PLC
2.65%, 06/24/31, (1-year CMT + 1.90%)(c)	7,841	7,207,752
2.67%, 03/10/32, (1-year CMT + 1.20%)(c)	12,863	11,592,323
2.89%, 11/24/32, (1-year CMT + 1.30%)(c)	8,892	7,963,634
3.33%, 11/24/42, (1-year CMT + 1.30%)(c)	8,264	6,166,633
4.52%, 02/24/32, (1-day SOFR + 1.14%)(c)	9,941	9,731,551
4.94%, 09/10/30, (1-day SOFR + 1.56%)(c)	13,913	13,977,576
4.95%, 01/10/47(a)	11,654	10,333,415
5.21%, 02/24/37, (1-day SOFR + 1.51%)(c)	10,883	10,557,411
5.25%, 08/17/45(a)	12,047	11,233,223
5.34%, 09/10/35, (1-day SOFR + 1.91%)(a)(c)	16,396	16,265,117
5.37%, 02/25/31, (1-day SOFR + 1.23%)(c)	15,662	15,948,167
5.75%, 08/09/33, (1-year CMT + 3.00%)(a)(c)	5,536	5,709,121
5.79%, 02/25/36, (1-day SOFR + 1.59%)(c)	16,704	17,007,948
5.86%, 08/11/46, (1-day SOFR + 1.83%)(c)	11,789	11,665,260

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
6.04%, 03/12/55, (1-day SOFR + 2.42%)(a)(c)	$6,316	$6,466,676
6.22%, 05/09/34, (1-day SOFR + 2.98%)(a)(c)	12,051	12,708,917
6.69%, 09/13/34, (1-day SOFR + 2.62%)(c)	13,351	14,455,727
7.44%, 11/02/33, (1-year CMT + 3.50%)(a)(c)	14,460	16,200,523
Blackstone Reg Finance Co. LLC, 5.00%, 12/06/34(a)	5,797	5,729,140
Canadian Imperial Bank of Commerce
3.60%, 04/07/32(a)	3,911	3,682,783
4.58%, 09/08/31, (1-day SOFR Index + 1.17%)(c)	11,027	11,002,909
4.63%, 09/11/30, (1-day SOFR + 1.34%)(c)	4,902	4,908,169
5.25%, 01/13/31, (1-day SOFR + 1.11%)(a)(c)	8,780	8,968,674
6.09%, 10/03/33	4,760	5,083,990
Citibank N.A.
4.84%, 08/06/29(a)	7,565	7,664,995
4.91%, 05/29/30	19,225	19,623,157
5.57%, 04/30/34(a)	14,162	14,731,251
Citigroup, Inc.
2.52%, 11/03/32, (1-day SOFR + 1.18%)(c)	11,300	10,013,658
2.56%, 05/01/32, (1-day SOFR + 1.17%)(c)	23,882	21,463,955
2.57%, 06/03/31, (1-day SOFR + 2.11%)(c)	26,766	24,615,290
2.67%, 01/29/31, (1-day SOFR + 1.15%)(a)(c)	27,949	25,996,410
2.90%, 11/03/42, (1-day SOFR + 1.38%)(c)	11,975	8,626,735
2.98%, 11/05/30, (1-day SOFR + 1.42%)(c)	23,448	22,177,315
3.06%, 01/25/33, (1-day SOFR + 1.35%)(c)	29,278	26,545,727
3.79%, 03/17/33, (1-day SOFR + 1.94%)(c)	20,308	19,122,482
3.88%, 01/24/39, (3-mo. CME Term SOFR + 1.43%)(c)	17,921	15,482,719
4.28%, 04/24/48, (3-mo. CME Term SOFR + 2.10%)(c)	6,694	5,449,199
4.41%, 03/31/31, (1-day SOFR + 3.91%)(c)	29,077	28,770,060
4.50%, 09/11/31, (1-day SOFR + 1.17%)(c)	21,431	21,207,706
4.54%, 09/19/30, (1-day SOFR + 1.34%)(c)	19,005	18,940,258
4.65%, 07/30/45	7,994	7,007,584
4.65%, 07/23/48(a)	18,158	15,706,628
4.75%, 05/18/46	19,060	16,108,854
4.91%, 05/24/33, (1-day SOFR + 2.09%)(a)(c)	18,190	18,153,962
4.95%, 05/07/31, (1-day SOFR + 1.46%)(c)	20,656	20,807,128
5.17%, 09/11/36, (1-day SOFR + 1.49%)(c)	24,566	24,330,491
5.30%, 05/06/44(a)	8,637	8,030,767
5.32%, 03/26/41, (1-day SOFR + 4.55%)(a)(c)	8,121	7,888,992
5.33%, 03/27/36, (1-day SOFR + 1.47%)(c)	19,775	19,828,654
5.45%, 06/11/35, (1-day SOFR + 1.45%)(a)(c)	22,101	22,439,979
5.61%, 03/04/56, (1-day SOFR + 1.75%)(c)	15,155	14,610,704
5.88%, 01/30/42	6,699	6,857,450
6.27%, 11/17/33, (1-day SOFR + 2.34%)(a)(c)	19,405	20,750,048
6.63%, 06/15/32(a)	9,444	10,272,963
6.68%, 09/13/43	5,905	6,335,998
8.13%, 07/15/39	14,265	17,872,202
Citizens Financial Group, Inc.
3.25%, 04/30/30(a)	5,906	5,593,700
5.25%, 03/05/31, (1-day SOFR + 1.26%)(a)(c)	4,805	4,868,796
5.72%, 07/23/32, (1-day SOFR + 1.91%)(c)	10,580	10,896,999
6.65%, 04/25/35, (1-day SOFR + 2.33%)(c)	6,017	6,466,099
Commonwealth Bank of Australia, 4.15%, 10/01/30	1,957	1,940,390
Cooperatieve Rabobank UA
5.25%, 05/24/41	14,176	13,889,078
5.25%, 08/04/45(a)	8,577	7,892,585
5.75%, 12/01/43(a)	7,958	7,791,988
Security	Par (000)	Value
Banks (continued)
Cooperatieve Rabobank UA/NY, 4.49%, 10/17/29	$2,401	$2,414,017
Deutsche Bank AG/New York NY
3.04%, 05/28/32, (1-day SOFR + 1.72%)(c)	4,768	4,337,474
3.55%, 09/18/31, (1-day SOFR + 3.04%)(a)(c)	13,327	12,564,308
4.47%, 12/10/31, (1-day SOFR + 1.10%)(c)	7,540	7,428,991
4.73%, 02/06/32, (1-day SOFR + 1.14%)(c)	7,479	7,366,644
5.00%, 09/11/30, (1-day SOFR + 1.70%)(c)	6,536	6,562,154
5.06%, 04/14/32, (1-day SOFR + 1.41%)(a)(c)	14,309	14,284,394
5.30%, 05/09/31, (1-day SOFR + 1.72%)(c)	9,359	9,463,855
5.40%, 09/11/35, (1-day SOFR + 2.05%)(a)(c)	10,194	10,164,035
5.41%, 05/10/29	4,018	4,123,234
Fifth Third Bancorp
4.57%, 04/29/32, (1-day SOFR + 0.95%)(c)	14,072	13,859,689
4.77%, 07/28/30, (1-day SOFR Index + 2.13%)(c)	4,062	4,062,439
4.90%, 09/06/30, (1-day SOFR + 1.49%)(c)	6,561	6,579,331
5.14%, 01/29/37, (1-day SOFR + 1.24%)(c)	8,986	8,774,845
5.63%, 01/29/32, (1-day SOFR + 1.84%)(a)(c)	9,207	9,501,419
8.25%, 03/01/38	2,961	3,574,958
Goldman Sachs Capital I, 6.35%, 02/15/34	7,114	7,460,189
Goldman Sachs Group, Inc., 5.09%, 04/20/34, (1-day SOFR + 1.34%)(c)	28,431	28,326,297
Goldman Sachs Group, Inc.(The)
1.99%, 01/27/32, (1-day SOFR + 1.09%)(c)	23,759	20,907,419
2.38%, 07/21/32, (1-day SOFR + 1.25%)(c)	39,194	34,702,375
2.60%, 02/07/30	10,973	10,227,720
2.62%, 04/22/32, (1-day SOFR + 1.28%)(c)	34,363	30,934,476
2.65%, 10/21/32, (1-day SOFR + 1.26%)(c)	22,930	20,430,589
2.91%, 07/21/42, (1-day SOFR + 1.47%)(c)	11,481	8,186,185
3.10%, 02/24/33, (1-day SOFR + 1.41%)(c)	36,793	33,288,412
3.21%, 04/22/42, (1-day SOFR + 1.51%)(c)	18,566	13,865,215
3.44%, 02/24/43, (1-day SOFR + 1.63%)(c)	13,995	10,608,938
3.80%, 03/15/30	21,339	20,838,972
4.02%, 10/31/38, (3-mo. CME Term SOFR + 1.63%)(c)	16,287	14,231,463
4.37%, 10/21/31, (1-day SOFR + 1.06%)(c)	24,407	23,958,953
4.41%, 04/23/39, (3-mo. CME Term SOFR + 1.69%)(c)	13,758	12,373,985
4.52%, 01/21/32, (1-day SOFR + 0.96%)(c)	33,429	32,901,490
4.69%, 10/23/30, (1-day SOFR + 1.14%)(c)	22,642	22,641,814
4.75%, 10/21/45	14,526	12,634,330
4.80%, 07/08/44	13,493	11,991,910
4.94%, 10/21/36, (1-day SOFR + 1.33%)(c)	27,681	26,841,017
5.02%, 10/23/35, (1-day SOFR + 1.42%)(c)	25,541	25,096,533
5.05%, 07/23/30, (1-day SOFR + 1.21%)(c)	22,851	23,106,888
5.07%, 01/21/37, (1-day SOFR + 1.19%)(a)(c)	36,540	35,692,257
5.15%, 05/22/45	15,187	13,837,214
5.21%, 01/28/31, (1-day SOFR + 1.08%)(c)	21,225	21,553,584
5.22%, 04/23/31, (1-day SOFR + 1.58%)(c)	23,066	23,447,060
5.33%, 07/23/35, (1-day SOFR + 1.55%)(a)(c)	22,728	22,768,490
5.54%, 01/28/36, (1-day SOFR + 1.38%)(c)	26,697	27,068,123
5.54%, 01/21/47, (1-day SOFR + 1.32%)(c)	29,410	28,078,842
5.56%, 11/19/45, (1-day SOFR + 1.58%)(c)	23,261	22,372,423
5.73%, 01/28/56, (1-day SOFR + 1.70%)(c)	22,358	21,822,220
5.85%, 04/25/35, (1-day SOFR + 1.55%)(c)	18,874	19,590,782
6.13%, 02/15/33(a)	11,995	12,912,489
6.25%, 02/01/41	18,739	19,846,895
6.56%, 10/24/34, (1-day SOFR + 1.95%)(a)(c)	8,247	8,955,420
6.75%, 10/01/37	42,736	46,402,881

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
HSBC Holdings PLC
2.36%, 08/18/31, (1-day SOFR + 1.95%)(c)	$14,260	$12,900,313
2.80%, 05/24/32, (1-day SOFR + 1.19%)(c)	21,019	19,022,035
2.85%, 06/04/31, (1-day SOFR + 2.39%)(c)	13,768	12,760,338
2.87%, 11/22/32, (1-day SOFR + 1.41%)(c)	16,376	14,722,230
3.97%, 05/22/30, (3-mo. CME Term SOFR + 1.87%)(c)	13,532	13,248,423
4.62%, 11/06/31, (1-day SOFR + 1.19%)(c)	13,789	13,656,056
4.68%, 03/10/32, (1-day SOFR + 1.21%)(c)	19,437	19,212,442
4.95%, 03/31/30	23,362	23,664,933
5.13%, 03/03/31, (1-day SOFR + 1.29%)(c)	18,959	19,195,938
5.13%, 11/06/36, (1-day SOFR + 1.43%)(c)	18,190	17,838,873
5.24%, 05/13/31, (1-day SOFR + 1.57%)(c)	19,954	20,263,461
5.25%, 03/14/44(a)	11,964	11,278,414
5.28%, 03/10/37, (1-day SOFR + 1.55%)(c)	28,216	27,759,632
5.29%, 11/19/30, (1-day SOFR + 1.29%)(c)	16,141	16,432,197
5.40%, 08/11/33, (1-day SOFR + 2.87%)(a)(c)	21,990	22,378,585
5.45%, 03/03/36, (1-day SOFR + 1.56%)(c)	19,754	19,908,306
5.72%, 03/04/35, (1-day SOFR + 1.78%)(c)	8,308	8,535,780
5.73%, 05/17/32, (1-day SOFR + 1.52%)(c)	12,379	12,828,213
5.79%, 05/13/36, (1-day SOFR + 1.88%)(a)(c)	16,874	17,410,990
6.10%, 01/14/42(a)	4,002	4,229,248
6.25%, 03/09/34, (1-day SOFR + 2.39%)(a)(c)	15,983	16,990,813
6.33%, 03/09/44, (1-day SOFR + 2.65%)(a)(c)	21,143	22,370,537
6.50%, 05/02/36	4,804	5,215,863
6.50%, 09/15/37	18,105	19,324,349
6.80%, 06/01/38	6,431	7,023,001
Huntington Bancshares, Inc./Ohio
2.55%, 02/04/30	5,501	5,099,493
4.62%, 01/28/32, (1-day SOFR + 0.99%)(a)(c)	9,746	9,628,923
5.27%, 01/15/31, (1-day SOFR + 1.28%)(c)	9,976	10,140,037
5.71%, 02/02/35, (1-day SOFR Index + 1.87%)(c)	9,641	9,867,492
Huntington National Bank (The), 5.65%, 01/10/30	3,942	4,076,434
ING Groep NV
2.73%, 04/01/32, (1-day SOFR + 1.32%)(a)(c)	7,335	6,652,922
4.25%, 03/28/33, (1-day SOFR + 2.07%)(a)(c)	9,401	9,082,905
5.07%, 03/25/31, (1-day SOFR Index + 1.23%)(c)	6,026	6,091,725
5.42%, 03/23/37, (1-day SOFR Index + 1.61%)(c)	16,465	16,426,584
5.53%, 03/25/36, (1-day SOFR + 1.61%)(a)(c)	7,122	7,228,150
5.55%, 03/19/35, (1-day SOFR + 1.77%)(a)(c)	9,664	9,837,752
6.11%, 09/11/34, (1-day SOFR + 2.09%)(c)	9,995	10,575,431
Series VAR, 4.80%, 03/23/32, (1-day SOFR Index + 1.26%)(c)	12,125	12,066,714
JPMorgan Chase & Co.
1.76%, 11/19/31, (3-mo. CME Term SOFR + 1.11%)(c)	12,461	10,975,585
1.95%, 02/04/32, (1-day SOFR + 1.07%)(c)	22,400	19,770,352
2.52%, 04/22/31, (1-day SOFR + 2.04%)(c)	22,405	20,727,009
2.53%, 11/19/41, (3-mo. CME Term SOFR + 1.51%)(c)	10,828	7,583,270
2.55%, 11/08/32, (1-day SOFR + 1.18%)(c)	20,876	18,598,124
2.58%, 04/22/32, (3-mo. CME Term SOFR + 1.25%)(c)	29,598	26,783,322
2.74%, 10/15/30, (3-mo. CME Term SOFR + 1.51%)(c)	30,967	29,154,474
2.96%, 01/25/33, (1-day SOFR + 1.26%)(c)	32,915	29,892,471
Security	Par (000)	Value
Banks (continued)
3.11%, 04/22/41, (3-mo. CME Term SOFR + 2.46%)(c)	$12,501	$9,553,253
3.11%, 04/22/51, (1-day SOFR + 2.44%)(c)	20,575	13,502,434
3.16%, 04/22/42, (3-mo. CME Term SOFR + 1.46%)(c)	19,570	14,750,216
3.33%, 04/22/52, (1-day SOFR + 1.58%)(a)(c)	26,117	17,747,217
3.70%, 05/06/30, (3-mo. CME Term SOFR + 1.42%)(a)(c)	8,511	8,309,251
3.88%, 07/24/38, (3-mo. CME Term SOFR + 1.62%)(a)(c)	16,883	14,864,214
3.90%, 01/23/49, (3-mo. CME Term SOFR + 1.48%)(c)	16,261	12,508,457
3.96%, 11/15/48, (3-mo. CME Term SOFR + 1.64%)(a)(c)	27,814	21,687,182
4.03%, 07/24/48, (3-mo. CME Term SOFR + 1.72%)(a)(c)	13,633	10,749,641
4.26%, 10/22/31, (1-day SOFR + 0.93%)(c)	14,287	14,056,892
4.26%, 02/22/48, (3-mo. CME Term SOFR + 1.84%)(c)	13,826	11,280,874
4.35%, 01/22/32, (1-day SOFR + 0.84%)(c)	22,754	22,398,637
4.49%, 03/24/31, (3-mo. CME Term SOFR + 3.79%)(a)(c)	24,430	24,350,341
4.57%, 06/14/30, (1-day SOFR + 1.75%)(a)(c)	6,905	6,904,392
4.59%, 04/26/33, (1-day SOFR + 1.80%)(c)	21,691	21,426,585
4.60%, 10/22/30, (1-day SOFR + 1.04%)(c)	12,127	12,147,313
4.62%, 04/23/32, (1-day SOFR + 0.99%)(c)	28,714	28,544,160
4.81%, 10/22/36, (1-day SOFR + 1.19%)(c)	26,789	26,001,280
4.85%, 02/01/44(a)	7,084	6,468,935
4.90%, 01/22/37, (1-day SOFR + 1.07%)(c)	25,544	24,885,915
4.91%, 07/25/33, (1-day SOFR + 2.08%)(c)	32,398	32,486,197
4.95%, 10/22/35, (1-day SOFR + 1.34%)(c)	25,422	25,103,056
4.95%, 06/01/45	14,477	13,234,391
5.00%, 07/22/30, (1-day SOFR + 1.13%)(c)	21,487	21,741,082
5.10%, 04/22/31, (1-day SOFR + 1.44%)(c)	17,249	17,569,930
5.14%, 01/24/31, (1-day SOFR + 1.01%)(c)	22,054	22,451,499
5.15%, 04/23/37, (1-day SOFR + 1.26%)(c)	22,543	22,401,117
5.29%, 07/22/35, (1-day SOFR + 1.46%)(c)	26,650	26,930,203
5.34%, 01/23/35, (1-day SOFR + 1.62%)(a)(c)	29,530	29,943,777
5.35%, 06/01/34, (1-day SOFR + 1.85%)(c)	36,173	36,916,044
5.40%, 01/06/42	13,272	13,097,115
5.50%, 01/24/36, (1-day SOFR + 1.32%)(c)	26,068	26,699,357
5.50%, 10/15/40(a)	10,209	10,431,196
5.53%, 11/29/45, (1-day SOFR + 1.55%)(c)	18,002	17,735,054
5.57%, 04/22/36, (1-day SOFR + 1.68%)(c)	28,164	28,944,909
5.60%, 07/15/41	13,523	13,706,019
5.63%, 08/16/43(a)	7,611	7,599,221
5.77%, 04/22/35, (1-day SOFR + 1.49%)(c)	23,238	24,210,945
6.25%, 10/23/34, (1-day SOFR + 1.81%)(a)(c)	22,227	23,858,560
6.40%, 05/15/38	21,964	24,248,913
Keybank National Association
4.90%, 08/08/32(a)	7,141	7,021,937
5.00%, 01/26/33	8,329	8,247,187
KeyCorp
2.55%, 10/01/29	7,537	7,065,532
4.79%, 06/01/33, (1-day SOFR Index + 2.06%)(c)	4,687	4,593,830
5.31%, 01/28/37, (1-day SOFR + 1.37%)(c)	5,913	5,804,581
6.40%, 03/06/35, (1-day SOFR Index + 2.42%)(a)(c)	7,205	7,660,188
Lloyds Banking Group PLC
4.34%, 01/09/48(a)	6,349	5,112,204

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
4.43%, 11/04/31, (1-year CMT + 0.82%)(c)	$13,564	$13,364,705
4.94%, 11/04/36, (1-year CMT + 0.97%)(c)	11,232	10,842,567
4.98%, 08/11/33, (1-year CMT + 2.30%)(a)(c)	16,016	15,990,892
5.30%, 12/01/45(a)	3,384	3,114,416
5.59%, 11/26/35, (1-year CMT + 1.20%)(a)(c)	8,831	8,987,376
5.67%, 02/10/47, (1-year CMT + 0.82%)(c)	12,270	11,917,764
5.68%, 01/05/35, (1-year CMT + 1.75%)(c)	15,258	15,714,411
5.72%, 06/05/30, (1-year CMT + 1.07%)(c)	7,598	7,838,546
M&T Bank Corp.
5.05%, 01/27/34, (1-day SOFR + 1.85%)(c)	7,146	7,084,354
5.18%, 07/08/31, (1-day SOFR + 1.40%)(a)(c)	9,600	9,714,536
5.39%, 01/16/36, (1-day SOFR + 1.61%)(c)	6,345	6,308,519
6.08%, 03/13/32, (1-day SOFR + 2.26%)(c)	7,642	8,011,852
Mitsubishi UFJ Financial Group, Inc.
2.05%, 07/17/30	9,430	8,512,544
2.31%, 07/20/32, (1-year CMT + 0.95%)(a)(c)	14,608	12,897,188
2.49%, 10/13/32, (1-year CMT + 0.97%)(c)	11,345	10,065,579
2.56%, 02/25/30	8,072	7,486,669
2.85%, 01/19/33, (1-year CMT + 1.10%)(c)	8,160	7,327,113
3.20%, 07/18/29	9,684	9,290,603
3.75%, 07/18/39	10,324	8,714,427
4.51%, 01/14/32, (1-year CMT + 0.80%)(c)	15,430	15,191,446
4.53%, 09/12/31, (1-year CMT + 0.80%)(c)	10,364	10,256,277
4.85%, 04/21/32, (1-year CMT + 0.92%)(c)	2,425	2,430,746
5.06%, 01/14/37, (1-year CMT + 0.90%)(c)	14,600	14,297,722
5.13%, 07/20/33, (1-year CMT + 2.13%)(c)	7,208	7,258,757
5.16%, 04/24/31, (1-year CMT + 1.17%)(c)	6,815	6,914,486
5.19%, 09/12/36, (1-year CMT + 0.93%)(c)	7,570	7,515,915
5.20%, 01/16/31, (1-year CMT + 0.78%)(c)	8,314	8,453,097
5.33%, 04/21/37, (1-year CMT + 1.02%)(c)	12,334	12,293,794
5.41%, 04/19/34, (1-year CMT + 1.97%)(a)(c)	5,425	5,542,787
5.43%, 04/17/35, (1-year CMT + 1.00%)(c)	14,004	14,218,718
5.44%, 02/22/34, (1-year CMT + 1.63%)(a)(c)	9,869	10,106,073
5.47%, 09/13/33, (1-year CMT + 2.13%)(c)	4,678	4,799,970
5.57%, 01/16/36, (1-year CMT + 0.95%)(c)	8,920	9,122,331
5.62%, 04/24/36, (1-year CMT + 1.27%)(c)	11,088	11,355,151
5.87%, 04/21/47, (1-year CMT + 0.98%)(c)	9,307	9,324,218
Mizuho Financial Group, Inc.
1.98%, 09/08/31, (3-mo. CME Term SOFR + 1.53%)(c)	6,219	5,536,870
2.20%, 07/10/31, (3-mo. CME Term SOFR + 1.77%)(c)	15,237	13,760,983
2.56%, 09/13/31(a)	11,699	10,336,250
3.15%, 07/16/30, (3-mo. CME Term SOFR + 1.39%)(c)	5,152	4,924,895
4.71%, 07/08/31, (1-year CMT + 0.92%)(c)	8,760	8,756,450
5.32%, 07/08/36, (1-year CMT + 1.07%)(a)(c)	9,039	9,070,039
5.38%, 05/26/30, (1-year CMT + 1.12%)(c)	4,069	4,160,622
5.38%, 07/10/30, (1-year CMT + 1.08%)(c)	5,253	5,363,873
5.42%, 05/13/36, (1-year CMT + 0.98%)(c)	4,739	4,793,682
5.58%, 05/26/35, (1-year CMT + 1.30%)(a)(c)	5,259	5,399,260
5.67%, 09/13/33, (1-year CMT + 2.40%)(a)(c)	4,071	4,231,030
5.75%, 05/27/34, (1-year CMT + 1.80%)(c)	7,131	7,403,058
5.75%, 07/06/34, (1-year CMT + 1.90%)(c)	6,498	6,755,707
Morgan Stanley
1.79%, 02/13/32, (1-day SOFR + 1.03%)(c)	28,253	24,586,916
1.93%, 04/28/32, (1-day SOFR + 1.02%)(c)	17,521	15,248,928
2.24%, 07/21/32, (1-day SOFR + 1.18%)(a)(c)	24,245	21,321,082
2.51%, 10/20/32, (1-day SOFR + 1.20%)(c)	25,199	22,355,668
2.70%, 01/22/31, (1-day SOFR + 1.14%)(c)	32,142	29,906,209
2.80%, 01/25/52, (1-day SOFR + 1.43%)(a)(c)	18,107	11,074,909
Security	Par (000)	Value
Banks (continued)
2.94%, 01/21/33, (1-day SOFR + 1.29%)(c)	$20,961	$18,909,266
3.22%, 04/22/42, (1-day SOFR + 1.49%)(c)	16,860	12,770,123
3.62%, 04/01/31, (1-day SOFR + 3.12%)(c)	25,355	24,365,344
3.97%, 07/22/38(c)	15,410	13,512,994
4.30%, 01/27/45(a)	19,014	15,913,357
4.38%, 01/22/47	16,691	13,870,092
4.46%, 04/22/39, (3-mo. CME Term SOFR + 1.69%)(c)	8,925	8,217,605
4.49%, 01/16/32, (1-day SOFR + 0.95%)(c)	26,839	26,426,369
4.65%, 10/18/30, (1-day SOFR + 1.10%)(c)	24,251	24,209,766
4.71%, 03/12/32, (1-day SOFR + 1.20%)(c)	30,477	30,252,942
4.81%, 04/16/32, (1-day SOFR Index + 1.18%)(a)(c)	18,121	18,055,668
4.89%, 07/20/33, (1-day SOFR + 2.08%)(c)	17,825	17,793,332
5.04%, 07/19/30, (1-day SOFR + 1.22%)(c)	12,605	12,744,534
5.07%, 01/30/37, (1-day SOFR + 1.18%)(c)	32,218	31,563,746
5.19%, 04/17/31, (1-day SOFR + 1.51%)(c)	19,395	19,700,603
5.23%, 01/15/31, (1-day SOFR + 1.11%)(c)	20,760	21,099,953
5.25%, 04/21/34, (1-day SOFR + 1.87%)(c)	23,994	24,197,966
5.30%, 04/10/37, (1-day SOFR Index + 1.41%)(c)	24,626	24,478,249
5.32%, 07/19/35, (1-day SOFR + 1.56%)(a)(c)	23,654	23,815,836
5.42%, 07/21/34, (1-day SOFR + 1.88%)(c)	20,536	20,923,605
5.47%, 01/18/35, (1-day SOFR + 1.73%)(a)(c)	21,250	21,634,971
5.52%, 11/19/55, (1-day SOFR + 1.71%)(c)	26,336	25,025,858
5.59%, 01/18/36, (1-day SOFR + 1.42%)(c)	20,802	21,275,029
5.60%, 03/24/51, (1-day SOFR + 4.84%)(a)(c)	17,015	16,458,456
5.66%, 04/17/36, (1-day SOFR + 1.76%)(c)	25,288	25,973,856
5.83%, 04/19/35, (1-day SOFR + 1.58%)(c)	22,407	23,285,379
5.90%, 03/13/47, (1-day SOFR + 1.78%)(c)	26,830	26,844,987
6.34%, 10/18/33, (1-day SOFR + 2.56%)(c)	24,915	26,736,249
6.38%, 07/24/42	13,989	15,094,141
6.63%, 11/01/34, (1-day SOFR + 2.05%)(c)	16,282	17,733,439
7.25%, 04/01/32(a)	10,737	12,185,125
Series I, 4.36%, 10/22/31, (1-day SOFR + 1.07%)(c)	27,012	26,529,855
Series I, 4.89%, 10/22/36, (1-day SOFR + 1.31%)(a)(c)	23,166	22,446,235
Morgan Stanley Private Bank N.A.
4.47%, 11/19/31, (1-day SOFR + 1.02%)(c)	21,607	21,318,101
4.73%, 07/18/31, (1-day SOFR + 1.08%)(c)	19,384	19,350,948
National Australia Bank Ltd./New York
4.53%, 06/13/30(a)	1,824	1,835,281
4.90%, 01/14/30	2,878	2,934,103
National Bank of Canada, 4.50%, 10/10/29	2,416	2,415,353
NatWest Group PLC
4.45%, 05/08/30, (3-mo. SOFR US + 2.13%)(c)	7,997	7,952,373
4.96%, 08/15/30, (1-year CMT + 1.22%)(c)	12,141	12,252,664
5.12%, 05/23/31, (1-year CMT + 1.05%)(c)	11,788	11,926,112
5.78%, 03/01/35, (1-year CMT + 1.50%)(c)	13,144	13,627,748
6.02%, 03/02/34, (1-year CMT + 2.10%)(a)(c)	3,267	3,438,124
Northern Trust Corp.
1.95%, 05/01/30	5,647	5,151,896
6.13%, 11/02/32	3,337	3,574,354
PNC Bank N.A., 2.70%, 10/22/29	8,182	7,703,445
PNC Financial Services Group, Inc.(The)
2.31%, 04/23/32, (1-day SOFR + 0.98%)(a)(c)	9,347	8,353,831
2.55%, 01/22/30	9,571	8,935,615
4.81%, 10/21/32, (1-day SOFR + 1.26%)(c)	16,272	16,253,914
4.90%, 05/13/31, (1-day SOFR + 1.33%)(a)(c)	7,019	7,076,667

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
5.07%, 01/24/34, (1-day SOFR + 1.93%)(c)	$9,882	$9,908,551
5.22%, 01/29/31, (1-day SOFR + 1.07%)(c)	6,355	6,488,070
5.37%, 07/21/36, (1-day SOFR + 1.42%)(c)	13,635	13,701,908
5.40%, 07/23/35, (1-day SOFR + 1.60%)(a)(c)	12,452	12,621,939
5.49%, 05/14/30, (1-day SOFR + 1.20%)(c)	9,194	9,448,688
5.58%, 01/29/36, (1-day SOFR + 1.39%)(c)	14,470	14,782,830
5.68%, 01/22/35, (1-day SOFR + 1.90%)(c)	13,664	14,068,688
5.94%, 08/18/34, (1-day SOFR + 1.95%)(a)(c)	6,769	7,112,692
6.04%, 10/28/33, (1-day SOFR Index + 2.14%)(c)	15,202	16,068,388
6.88%, 10/20/34, (1-day SOFR + 2.28%)(a)(c)	14,195	15,669,538
Regions Financial Corp.
5.50%, 09/06/35, (1-day SOFR + 2.06%)(a)(c)	4,734	4,752,381
5.72%, 06/06/30, (1-day SOFR + 1.49%)(c)	4,572	4,696,496
Royal Bank of Canada
2.30%, 11/03/31	14,643	13,084,904
3.88%, 05/04/32	7,548	7,265,952
4.31%, 11/03/31, (1-day SOFR + 0.98%)(a)(c)	6,635	6,528,164
4.61%, 05/03/32, (1-day SOFR + 1.01%)(c)	12,417	12,335,516
4.65%, 10/18/30, (1-day SOFR Index + 1.08%)(a)(c)	14,017	14,054,979
4.70%, 08/06/31, (1-day SOFR + 1.06%)(c)	12,667	12,661,240
4.97%, 08/02/30, (1-day SOFR + 1.10%)(c)	7,078	7,161,798
4.97%, 05/02/31, (1-day SOFR Index + 1.13%)(a)(c)	4,849	4,909,355
5.00%, 02/01/33	13,398	13,558,556
5.00%, 05/02/33	6,637	6,717,661
5.15%, 02/04/31, (1-day SOFR + 1.03%)(c)	11,301	11,488,175
5.15%, 02/01/34(a)	8,691	8,908,057
Santander Holdings USA, Inc.
5.35%, 09/06/30, (1-day SOFR + 1.94%)(c)	8,403	8,490,673
5.74%, 03/20/31, (1-day SOFR + 1.88%)(c)	6,263	6,438,464
6.34%, 05/31/35, (1-day SOFR + 2.14%)(a)(c)	4,786	5,043,628
Santander U.K. Group Holdings PLC
4.86%, 09/11/30, (1-day SOFR Index + 1.55%)(c)	3,212	3,216,677
5.14%, 09/22/36, (1-day SOFR Index + 1.58%)(a)(c)	9,773	9,461,909
5.69%, 04/15/31, (1-day SOFR Index + 1.52%)(c)	8,531	8,777,990
State Street Bank & Trust Co., 4.78%, 11/23/29	2,776	2,815,036
State Street Corp.
2.20%, 03/03/31(a)	4,576	4,104,951
2.40%, 01/24/30(a)	2,685	2,519,525
4.83%, 04/24/30(a)	6,378	6,474,985
Sumitomo Mitsui Financial Group, Inc.
2.13%, 07/08/30(a)	17,174	15,517,897
2.22%, 09/17/31(a)	11,291	9,909,400
2.75%, 01/15/30	15,345	14,357,106
2.93%, 09/17/41	6,667	4,778,716
3.04%, 07/16/29	11,722	11,177,166
4.49%, 01/15/32, (1-day SOFR + 1.02%)(c)	8,565	8,434,522
5.05%, 01/15/37, (1-day SOFR + 1.22%)(a)(c)	10,946	10,726,459
5.24%, 04/15/30(a)	6,559	6,698,541
5.32%, 07/09/29(a)	4,343	4,438,866
5.42%, 07/09/31	5,911	6,071,706
5.56%, 07/09/34(a)	8,810	9,065,612
5.57%, 01/15/47, (1-day SOFR + 1.36%)(c)	11,538	11,183,779
5.63%, 01/15/35	7,488	7,737,652
5.71%, 01/13/30	6,223	6,423,439
5.77%, 01/13/33	9,659	10,092,039
Security	Par (000)	Value
Banks (continued)
5.81%, 09/14/33(a)	$5,040	$5,283,647
5.84%, 07/09/44	6,955	6,912,876
6.18%, 07/13/43(a)	4,987	5,254,098
Toronto-Dominion Bank(The)
2.00%, 09/10/31(a)	7,029	6,217,941
3.20%, 03/10/32	12,710	11,731,249
4.41%, 01/13/31	7,469	7,406,365
4.46%, 06/08/32	13,999	13,786,616
4.78%, 12/17/29(a)	9,233	9,340,952
4.81%, 06/03/30	12,496	12,605,779
4.87%, 04/22/33	6,545	6,510,475
4.93%, 10/15/35	10,570	10,373,868
5.30%, 01/30/32	6,783	6,963,864
Truist Bank, 2.25%, 03/11/30	6,672	6,090,332
Truist Financial Corp.
1.95%, 06/05/30	6,196	5,610,172
4.60%, 01/27/32, (1-day SOFR + 0.97%)(c)	9,958	9,859,898
4.96%, 10/23/36, (1-day SOFR + 1.40%)(a)(c)	10,117	9,767,063
5.07%, 05/20/31, (1-day SOFR + 1.31%)(a)(c)	6,741	6,824,013
5.12%, 01/26/34, (1-day SOFR + 1.85%)(c)	10,353	10,347,856
5.15%, 08/05/32, (1-day SOFR + 1.57%)(a)(c)	11,839	11,991,956
5.71%, 01/24/35, (1-day SOFR + 1.92%)(c)	15,473	15,915,867
5.87%, 06/08/34, (1-day SOFR + 2.36%)(c)	14,409	14,988,039
6.12%, 10/28/33, (1-day SOFR + 2.30%)(a)(c)	5,118	5,420,384
Series I, 4.68%, 04/23/32, (1-day SOFR + 1.09%)(c)	10,379	10,278,662
Series I, 5.28%, 04/23/37, (1-day SOFR + 1.41%)(c)	8,865	8,745,885
U.S. Bancorp
1.38%, 07/22/30	15,005	13,231,783
2.68%, 01/27/33, (1-day SOFR + 1.02%)(c)	9,959	8,871,776
3.00%, 07/30/29	4,889	4,664,553
4.48%, 01/26/32, (1-day SOFR + 0.87%)(c)	13,031	12,883,656
4.84%, 02/01/34, (1-day SOFR + 1.60%)(c)	17,926	17,715,206
5.03%, 01/26/37, (1-day SOFR + 1.10%)(c)	9,895	9,714,782
5.05%, 02/12/31, (1-day SOFR + 1.06%)(c)	5,655	5,738,994
5.08%, 05/15/31, (1-day SOFR + 1.30%)(c)	10,673	10,839,353
5.10%, 07/23/30, (1-day SOFR + 1.25%)(c)	8,122	8,258,775
5.42%, 02/12/36, (1-day SOFR + 1.41%)(a)(c)	8,687	8,848,572
5.68%, 01/23/35, (1-day SOFR + 1.86%)(c)	14,676	15,157,798
5.84%, 06/12/34, (1-day SOFR + 2.26%)(a)(c)	10,266	10,717,913
5.85%, 10/21/33, (1-day SOFR + 2.09%)(a)(c)	11,794	12,368,834
UBS AG/London, 4.50%, 06/26/48	7,974	6,770,660
UBS AG/Stamford CT, 4.63%, 02/16/32, (1-day SOFR + 1.11%)(c)	10,068	10,043,144
UBS Group AG, 4.88%, 05/15/45(a)	14,763	13,259,865
Wachovia Corp., 5.50%, 08/01/35	6,847	6,923,698
Wells Fargo & Co.
2.57%, 02/11/31, (3-mo. CME Term SOFR + 1.26%)(c)	26,114	24,229,133
2.88%, 10/30/30, (3-mo. CME Term SOFR + 1.43%)(c)	31,734	29,952,282
3.07%, 04/30/41, (1-day SOFR + 2.53%)(c)	27,283	20,527,314
3.35%, 03/02/33, (1-day SOFR + 1.50%)(c)	33,833	31,156,292
3.90%, 05/01/45	16,963	13,348,646
4.40%, 06/14/46	15,899	12,776,966
4.48%, 04/04/31, (3-mo. CME Term SOFR + 4.03%)(c)	18,020	17,891,425
4.61%, 04/25/53, (1-day SOFR + 2.13%)(a)(c)	29,703	24,599,463
4.65%, 11/04/44	14,784	12,449,463
4.75%, 12/07/46	13,961	11,776,980

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
4.89%, 09/15/36, (1-day SOFR + 1.34%)(c)	$13,357	$12,997,938
4.90%, 07/25/33, (1-day SOFR + 2.10%)(c)	32,373	32,299,863
4.90%, 11/17/45	16,359	14,192,105
4.96%, 01/23/37, (1-day SOFR + 1.10%)(c)	34,743	33,822,700
5.01%, 04/04/51, (3-mo. CME Term SOFR + 4.50%)(a)(c)	41,348	36,548,213
5.15%, 04/23/31, (1-day SOFR + 1.50%)(c)	24,073	24,487,137
5.21%, 12/03/35, (1-day SOFR + 1.38%)(c)	21,417	21,349,504
5.24%, 01/24/31, (1-day SOFR + 1.11%)(c)	17,938	18,289,312
5.38%, 11/02/43	14,444	13,512,008
5.39%, 04/24/34, (1-day SOFR + 2.02%)(c)	26,360	26,795,815
5.43%, 01/23/47, (1-day SOFR + 1.23%)(c)	22,528	21,389,572
5.50%, 01/23/35, (1-day SOFR + 1.78%)(a)(c)	23,052	23,484,739
5.56%, 07/25/34, (1-day SOFR + 1.99%)(a)(c)	32,113	32,969,145
5.61%, 04/23/36, (1-day SOFR + 1.74%)(c)	24,301	24,788,792
5.61%, 01/15/44	18,359	17,592,798
6.49%, 10/23/34, (1-day SOFR + 2.06%)(a)(c)	27,575	29,852,331
Wells Fargo Bank NA
5.85%, 02/01/37	5,331	5,525,510
6.60%, 01/15/38	9,300	10,185,412
Westpac Banking Corp.
2.15%, 06/03/31	8,893	7,991,874
2.65%, 01/16/30(a)	7,619	7,197,605
2.96%, 11/16/40(a)	8,504	6,307,210
3.13%, 11/18/41	7,886	5,803,499
4.35%, 07/01/30(a)	6,776	6,779,166
4.42%, 07/24/39	4,778	4,290,713
6.82%, 11/17/33	5,987	6,553,909
		7,148,383,443
Beverages — 2.1%
Anheuser-Busch Cos LLC/Anheuser-Busch InBev Worldwide, Inc.
4.70%, 02/01/36	44,119	43,060,303
4.90%, 02/01/46	68,976	62,444,842
Anheuser-Busch InBev Finance, Inc., 4.90%, 02/01/46(a)	9,438	8,515,656
Anheuser-Busch InBev Worldwide, Inc.
3.50%, 06/01/30	12,157	11,767,391
4.44%, 10/06/48	17,603	14,841,925
4.50%, 06/01/50(a)	6,812	6,002,100
4.90%, 01/23/31	5,699	5,816,167
4.95%, 01/15/42	11,193	10,518,651
5.00%, 06/15/34(a)	11,008	11,140,827
5.45%, 01/23/39(a)	16,206	16,478,661
5.55%, 01/23/49	29,910	29,162,435
5.80%, 01/23/59(a)	15,163	15,237,032
8.20%, 01/15/39	9,598	12,103,065
Coca-Cola Co.(The)
1.38%, 03/15/31	12,049	10,537,094
1.65%, 06/01/30	12,730	11,514,913
2.00%, 03/05/31	10,017	9,043,523
2.13%, 09/06/29(a)	8,249	7,744,630
2.25%, 01/05/32(a)	12,977	11,646,825
2.50%, 06/01/40(a)	7,820	5,735,768
2.50%, 03/15/51(a)	13,631	8,020,032
2.60%, 06/01/50(a)	12,550	7,644,873
2.75%, 06/01/60(a)	7,905	4,512,689
2.88%, 05/05/41	5,572	4,216,547
3.00%, 03/05/51(a)	12,979	8,503,792
3.45%, 03/25/30	11,160	10,870,947
4.65%, 08/14/34(a)	7,020	7,047,824
Security	Par (000)	Value
Beverages (continued)
5.00%, 05/13/34(a)	$9,235	$9,500,072
5.20%, 01/14/55(a)	11,988	11,298,123
5.30%, 05/13/54	10,478	10,008,047
5.40%, 05/13/64	11,666	11,087,215
Constellation Brands, Inc.
2.25%, 08/01/31	7,838	6,923,090
3.15%, 08/01/29(a)	4,999	4,789,418
4.90%, 05/01/33(a)	5,884	5,820,678
Diageo Capital PLC
2.00%, 04/29/30	9,183	8,334,958
2.13%, 04/29/32(a)	6,171	5,341,251
2.38%, 10/24/29	9,632	8,992,168
5.50%, 01/24/33	5,407	5,593,692
5.63%, 10/05/33	5,025	5,233,164
Diageo Investment Corp.
5.13%, 08/15/30	7,152	7,312,266
5.63%, 04/15/35(a)	4,766	4,954,258
Keurig Dr Pepper, Inc.
3.20%, 05/01/30(a)	11,083	10,430,979
3.80%, 05/01/50	8,085	5,676,740
4.05%, 04/15/32(a)	6,675	6,339,286
4.50%, 04/15/52	8,624	6,752,064
Molson Coors Beverage Co.
4.20%, 07/15/46	13,554	10,611,419
5.00%, 05/01/42	6,864	6,207,630
PepsiCo, Inc.
1.40%, 02/25/31(a)	9,048	7,909,330
1.63%, 05/01/30	12,516	11,295,094
1.95%, 10/21/31	9,770	8,631,150
2.63%, 07/29/29(a)	4,293	4,092,345
2.63%, 10/21/41	11,950	8,533,438
2.75%, 03/19/30	8,909	8,428,166
2.75%, 10/21/51(a)	9,606	5,891,987
2.88%, 10/15/49	8,547	5,490,928
3.45%, 10/06/46	6,254	4,624,770
3.63%, 03/19/50	7,850	5,774,260
3.90%, 07/18/32(a)	4,466	4,338,436
4.45%, 02/15/33(a)	8,716	8,736,787
4.45%, 04/14/46	8,597	7,427,360
4.50%, 07/17/29	4,319	4,355,759
4.60%, 02/07/30	6,469	6,558,509
4.65%, 07/23/32	6,683	6,735,284
5.00%, 02/07/35	11,317	11,420,983
5.00%, 07/23/35(a)	10,504	10,589,692
5.25%, 07/17/54(a)	8,144	7,776,072
		643,945,380
Biotechnology — 1.7%
Amgen, Inc.
2.00%, 01/15/32	7,570	6,555,447
2.30%, 02/25/31(a)	12,165	11,006,399
2.45%, 02/21/30	13,842	12,869,050
2.77%, 09/01/53(a)	7,328	4,280,149
2.80%, 08/15/41(a)	5,827	4,189,075
3.00%, 01/15/52(a)	7,032	4,498,380
3.15%, 02/21/40	19,890	15,439,058
3.35%, 02/22/32	8,038	7,490,181
3.38%, 02/21/50(a)	17,781	12,448,887
4.05%, 08/18/29	13,954	13,811,143
4.20%, 02/19/31(a)	8,637	8,514,127
4.20%, 03/01/33	6,478	6,247,242
4.20%, 02/22/52	8,208	6,357,315

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Biotechnology (continued)
4.40%, 05/01/45	$17,978	$15,124,419
4.40%, 02/22/62	8,624	6,643,335
4.56%, 06/15/48	10,170	8,489,884
4.66%, 06/15/51(a)	26,031	21,780,671
4.85%, 02/19/36(a)	10,270	10,029,754
4.88%, 03/01/53(a)	8,990	7,737,585
5.25%, 03/02/30(a)	21,591	22,141,806
5.25%, 03/02/33	33,934	34,709,148
5.60%, 03/02/43(a)	22,138	21,790,223
5.65%, 03/02/53	32,631	31,349,375
5.65%, 02/19/56(a)	9,552	9,154,566
5.75%, 03/02/63	23,063	22,027,720
Biogen, Inc.
2.25%, 05/01/30	9,682	8,858,848
3.15%, 05/01/50	13,452	8,539,164
5.20%, 09/15/45	6,998	6,365,691
Gilead Sciences, Inc.
1.65%, 10/01/30	11,122	9,900,679
2.60%, 10/01/40(a)	9,465	6,831,879
2.80%, 10/01/50(a)	11,202	6,941,990
4.00%, 09/01/36(a)	6,019	5,529,768
4.15%, 03/01/47	15,998	12,897,144
4.50%, 02/01/45	16,452	14,168,917
4.60%, 09/01/35(a)	6,648	6,477,730
4.75%, 03/01/46	18,508	16,366,188
4.80%, 11/15/29	6,463	6,566,815
4.80%, 04/01/44	11,132	10,025,343
5.10%, 06/15/35(a)	6,796	6,849,242
5.25%, 10/15/33	7,845	8,106,134
5.50%, 11/15/54(a)	7,380	7,085,723
5.55%, 10/15/53(a)	8,918	8,616,915
5.60%, 11/15/64(a)	5,342	5,134,766
5.65%, 12/01/41	6,321	6,402,603
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/30	8,426	7,489,784
2.80%, 09/15/50	5,709	3,427,650
Royalty Pharma PLC
2.20%, 09/02/30	6,766	6,112,330
3.30%, 09/02/40	8,105	6,192,504
3.55%, 09/02/50	6,204	4,234,711
5.20%, 09/25/35	8,276	8,200,000
		522,007,457
Building Materials — 0.5%
Amrize Finance U.S. LLC
4.95%, 04/07/30	8,863	8,964,163
5.40%, 04/07/35(a)	6,133	6,245,771
Carlisle Companies, Inc., 2.75%, 03/01/30	6,102	5,707,501
Carrier Global Corp.
2.70%, 02/15/31(a)	10,688	9,838,821
2.72%, 02/15/30	7,300	6,832,699
3.38%, 04/05/40(a)	11,680	9,301,537
3.58%, 04/05/50(a)	11,133	7,992,658
5.90%, 03/15/34	7,248	7,647,800
CRH America Finance, Inc.
4.40%, 02/09/31	6,211	6,137,333
5.00%, 02/09/36(a)	5,721	5,624,949
5.40%, 05/21/34	5,565	5,672,858
5.50%, 01/09/35(a)	11,243	11,505,763
CRH SMW Finance DAC
5.13%, 01/09/30	8,252	8,402,042
5.20%, 05/21/29	2,793	2,852,793
Security	Par (000)	Value
Building Materials (continued)
Martin Marietta Materials, Inc.
2.40%, 07/15/31	$6,104	$5,450,310
3.20%, 07/15/51(a)	7,299	4,755,831
5.15%, 12/01/34	6,435	6,470,630
5.50%, 12/01/54	6,134	5,795,190
Owens Corning, 5.70%, 06/15/34(a)	5,135	5,327,393
Vulcan Materials Co.
3.50%, 06/01/30(a)	7,634	7,328,149
5.35%, 12/01/34(a)	5,568	5,664,514
5.70%, 12/01/54(a)	3,559	3,466,950
		146,985,655
Chemicals — 0.7%
Air Products and Chemicals, Inc.
2.05%, 05/15/30	5,889	5,374,373
2.70%, 05/15/40	10,467	7,715,228
2.80%, 05/15/50	6,832	4,242,162
4.85%, 02/08/34(a)	8,277	8,292,771
CF Industries, Inc.
4.95%, 06/01/43	6,074	5,441,875
5.15%, 03/15/34	4,744	4,730,985
5.30%, 11/26/35(a)	7,753	7,763,567
5.38%, 03/15/44	5,352	5,021,694
Dow Chemical Co.(The)
2.10%, 11/15/30	10,222	9,044,067
3.60%, 11/15/50(a)	8,229	5,352,619
4.38%, 11/15/42	12,011	9,534,500
4.80%, 01/15/31	6,530	6,451,366
5.55%, 11/30/48(a)	7,249	6,343,127
6.90%, 05/15/53(a)	6,660	6,859,605
DuPont de Nemours, Inc.
5.32%, 11/15/38(a)	6,279	6,178,250
5.42%, 11/15/48	7,039	6,533,242
Eastman Chemical Co.
4.65%, 10/15/44(a)	6,214	5,203,593
5.00%, 08/01/29	6,310	6,373,582
5.63%, 02/20/34(a)	5,151	5,261,020
Ecolab, Inc., 2.70%, 12/15/51	6,575	3,952,188
LYB International Finance BV
4.88%, 03/15/44(a)	7,016	5,830,718
5.25%, 07/15/43	7,384	6,442,760
LYB International Finance III LLC
3.38%, 10/01/40	10,209	7,487,744
3.63%, 04/01/51(a)	6,387	4,156,265
4.20%, 10/15/49	7,364	5,284,701
4.20%, 05/01/50(a)	8,915	6,389,531
5.50%, 03/01/34(a)	4,865	4,873,630
5.88%, 01/15/36(a)	7,081	7,151,518
LyondellBasell Industries NV, 4.63%, 02/26/55(a)	7,956	6,016,448
Nutrien Ltd.
5.00%, 04/01/49	6,289	5,547,618
5.80%, 03/27/53(a)	5,473	5,359,969
Sherwin-Williams Co.(The)
2.95%, 08/15/29	7,804	7,441,490
4.50%, 06/01/47	9,325	7,744,540
		205,396,746
Commercial Services — 0.6%
Automatic Data Processing, Inc.
1.25%, 09/01/30(a)	6,208	5,458,609
4.45%, 09/09/34(a)	4,530	4,434,638

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Services (continued)
4.75%, 05/08/32	$9,938	$10,018,666
Equifax, Inc., 2.35%, 09/15/31	7,402	6,500,783
Global Payments, Inc.
2.90%, 05/15/30	6,707	6,144,162
2.90%, 11/15/31	11,063	9,735,459
3.20%, 08/15/29	5,986	5,649,615
4.15%, 08/15/49	3,445	2,464,401
4.88%, 11/15/30	11,286	11,090,190
5.20%, 11/15/32	9,602	9,385,924
5.40%, 08/15/32(a)	5,648	5,621,745
5.55%, 11/15/35	12,728	12,272,534
5.95%, 08/15/52(a)	5,849	5,417,200
Massachusetts Institute of Technology
5.60%, 07/01/2111	3,566	3,467,541
5.62%, 06/01/55(a)	3,787	3,818,235
PayPal Holdings, Inc.
2.30%, 06/01/30	4,840	4,439,038
2.85%, 10/01/29	13,142	12,452,150
3.25%, 06/01/50	8,759	5,639,447
4.40%, 06/01/32(a)	6,541	6,404,423
5.05%, 06/01/52(a)	7,807	6,676,268
5.15%, 06/01/34(a)	5,602	5,552,162
President and Fellows of Harvard College, 4.61%, 02/15/35(a)	3,794	3,760,322
Quanta Services, Inc., 2.90%, 10/01/30(a)	9,855	9,184,759
RELX Capital, Inc.
3.00%, 05/22/30	7,296	6,881,962
4.75%, 03/27/30(a)	6,928	6,977,302
5.25%, 03/27/35	3,495	3,525,316
S&P Global, Inc.
2.90%, 03/01/32(a)	12,245	11,188,588
3.70%, 03/01/52(a)	7,604	5,580,788
4.25%, 05/01/29	3,343	3,325,373
5.25%, 09/15/33	6,410	6,596,727
		199,664,327
Computers — 2.4%
Accenture Capital, Inc.
4.05%, 10/04/29	8,328	8,256,960
4.25%, 10/04/31(a)	9,654	9,518,468
4.50%, 10/04/34(a)	9,377	9,024,050
Apple, Inc.
1.25%, 08/20/30	8,110	7,176,803
1.65%, 05/11/30	8,861	8,047,194
1.65%, 02/08/31	14,711	13,132,174
1.70%, 08/05/31	7,885	6,962,969
2.20%, 09/11/29(a)	7,889	7,445,129
2.38%, 02/08/41(a)	14,915	10,559,874
2.40%, 08/20/50	13,685	7,902,885
2.55%, 08/20/60	12,742	6,832,587
2.65%, 05/11/50(a)	23,057	14,087,138
2.65%, 02/08/51(a)	25,697	15,605,582
2.70%, 08/05/51	13,090	8,000,019
2.80%, 02/08/61(a)	12,851	7,339,813
2.85%, 08/05/61(a)	10,739	6,194,990
2.95%, 09/11/49	12,282	8,076,402
3.25%, 08/08/29	8,445	8,246,352
3.35%, 08/08/32(a)	11,713	11,162,741
3.45%, 02/09/45	18,697	14,245,930
3.75%, 09/12/47	10,358	8,019,050
3.75%, 11/13/47	12,696	9,764,001
3.85%, 05/04/43(a)	20,524	17,006,410
Security	Par (000)	Value
Computers (continued)
3.85%, 08/04/46	$15,867	$12,606,387
3.95%, 08/08/52	15,142	11,752,562
4.10%, 08/08/62	9,004	6,857,477
4.20%, 05/12/30(a)	6,100	6,126,557
4.25%, 02/09/47	10,755	8,994,099
4.30%, 05/10/33	7,907	7,916,424
4.38%, 05/13/45	14,282	12,458,139
4.45%, 05/06/44(a)	5,475	4,867,733
4.50%, 05/12/32(a)	7,839	7,962,554
4.50%, 02/23/36(a)	13,207	13,120,830
4.65%, 02/23/46	35,001	31,418,242
4.75%, 05/12/35(a)	10,812	10,913,014
4.85%, 05/10/53(a)	6,894	6,321,141
Dell International LLC/EMC Corp.
3.38%, 12/15/41	7,441	5,603,662
4.50%, 02/15/31	7,104	7,035,708
4.75%, 10/06/32	9,274	9,171,455
4.85%, 02/01/35(a)	11,040	10,750,020
5.00%, 04/01/30	11,036	11,190,881
5.10%, 02/15/36(a)	10,030	9,853,292
5.30%, 10/01/29	8,288	8,463,509
5.30%, 04/01/32	8,882	9,059,076
5.40%, 04/15/34(a)	6,433	6,541,773
5.50%, 04/01/35(a)	7,468	7,592,301
5.75%, 02/01/33(a)	6,186	6,450,644
6.20%, 07/15/30(a)	4,764	5,031,827
8.10%, 07/15/36	5,751	6,840,115
Hewlett Packard Enterprise Co.
4.40%, 10/15/30(a)	11,612	11,418,306
4.55%, 10/15/29	9,739	9,700,649
4.85%, 10/15/31	8,195	8,140,459
5.00%, 10/15/34(a)	15,281	14,927,790
5.60%, 10/15/54(a)	11,663	10,532,072
6.20%, 10/15/35(a)	5,869	6,264,995
6.35%, 10/15/45	11,722	11,802,490
HP, Inc.
2.65%, 06/17/31	10,400	9,304,398
5.50%, 01/15/33(a)	7,028	7,155,177
6.00%, 09/15/41(a)	7,831	7,855,229
IBM International Capital Pte. Ltd.
4.90%, 02/05/34(a)	12,034	11,864,531
5.25%, 02/05/44	8,562	7,839,181
5.30%, 02/05/54(a)	10,545	9,324,063
International Business Machines Corp.
1.95%, 05/15/30(a)	12,508	11,314,567
2.95%, 05/15/50(a)	8,204	4,997,671
3.50%, 05/15/29	10,988	10,682,151
4.00%, 06/20/42	15,060	12,168,716
4.15%, 05/15/39(a)	17,606	15,251,284
4.25%, 05/15/49(a)	22,093	16,960,105
4.40%, 07/27/32(a)	5,857	5,723,424
4.75%, 02/06/33(a)	5,710	5,674,423
4.80%, 02/10/30	11,410	11,511,579
4.90%, 07/27/52	6,274	5,217,264
4.95%, 02/03/36(a)	6,405	6,228,873
5.00%, 02/10/32	6,788	6,842,866
5.20%, 02/10/35(a)	10,934	10,950,724
5.70%, 02/10/55(a)	6,689	6,255,984
5.80%, 02/03/56(a)	5,282	5,005,798
Leidos, Inc.
2.30%, 02/15/31(a)	6,247	5,561,412

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Computers (continued)
4.38%, 05/15/30(a)	$4,523	$4,454,507
5.00%, 03/15/36	4,425	4,288,344
5.75%, 03/15/33	2,409	2,500,311
		745,226,286
Cosmetics & Personal Care — 0.5%
Haleon U.S. Capital LLC
3.63%, 03/24/32	10,435	9,825,033
4.00%, 03/24/52(a)	8,175	6,242,457
Kenvue, Inc.
4.85%, 05/22/32(a)	6,401	6,474,134
4.90%, 03/22/33(a)	12,205	12,278,013
5.00%, 03/22/30(a)	6,868	7,004,431
5.05%, 03/22/53(a)	11,395	10,275,008
5.10%, 03/22/43	3,542	3,358,511
5.20%, 03/22/63	7,408	6,630,442
Procter & Gamble Co.(The)
1.20%, 10/29/30	14,206	12,465,119
1.95%, 04/23/31(a)	11,487	10,301,234
2.30%, 02/01/32(a)	10,661	9,687,222
3.00%, 03/25/30	7,242	6,939,468
4.05%, 01/26/33(a)	5,761	5,685,589
4.10%, 11/03/32(a)	7,092	6,987,403
4.55%, 01/29/34(a)	2,848	2,864,492
Unilever Capital Corp.
1.75%, 08/12/31	8,728	7,670,687
2.13%, 09/06/29(a)	3,795	3,555,628
4.63%, 08/12/34	6,899	6,828,560
5.00%, 12/08/33(a)	5,547	5,667,238
5.90%, 11/15/32	7,531	8,141,643
		148,882,312
Diversified Financial Services — 2.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.30%, 01/30/32	29,566	27,034,586
3.40%, 10/29/33	15,458	13,729,389
3.85%, 10/29/41(a)	11,937	9,578,535
4.63%, 09/10/29	8,350	8,330,563
4.75%, 01/15/33	6,484	6,330,467
4.95%, 09/10/34(a)	9,404	9,155,970
5.38%, 12/15/31	6,250	6,374,373
6.15%, 09/30/30(a)	6,227	6,540,208
Ally Financial, Inc., 8.00%, 11/01/31(a)	12,454	13,902,547
American Express Co.
4.05%, 05/03/29(a)	3,131	3,119,648
4.05%, 12/03/42(a)	8,608	7,180,675
Ameriprise Financial, Inc.
5.15%, 05/15/33(a)	6,266	6,391,987
5.20%, 04/15/35	5,694	5,706,243
Apollo Global Management, Inc.
5.15%, 08/12/35(a)	7,261	7,061,904
5.70%, 03/30/36	7,649	7,675,456
5.80%, 05/21/54(a)	6,501	6,152,567
Atlas Warehouse Lending Co. LP
4.95%, 11/15/30(b)	6,571	6,455,789
5.25%, 01/15/33(b)	5,510	5,383,548
Brookfield Asset Management Ltd.
5.30%, 01/15/36	5,116	4,988,280
5.80%, 04/24/35	5,177	5,277,930
6.08%, 09/15/55	5,698	5,632,780
Security	Par (000)	Value
Diversified Financial Services (continued)
Brookfield Finance, Inc.
3.50%, 03/30/51	$6,562	$4,397,308
4.35%, 04/15/30	10,013	9,858,610
4.70%, 09/20/47(a)	7,137	5,972,043
5.97%, 03/04/54(a)	8,236	8,041,332
Capital One Financial Corp., 6.70%, 11/29/32(a)	2,362	2,575,248
Charles Schwab Corp.(The)
1.65%, 03/11/31(a)	6,241	5,458,088
1.95%, 12/01/31(a)	6,686	5,834,745
2.30%, 05/13/31	5,480	4,938,013
2.90%, 03/03/32	7,825	7,110,890
CME Group, Inc.
2.65%, 03/15/32	6,425	5,846,961
4.40%, 03/15/30	7,199	7,221,765
5.30%, 09/15/43	6,078	5,996,841
Intercontinental Exchange, Inc.
1.85%, 09/15/32(a)	7,724	6,532,459
2.10%, 06/15/30	12,485	11,366,480
2.65%, 09/15/40(a)	25,031	18,239,326
3.00%, 06/15/50(a)	8,498	5,504,569
3.00%, 09/15/60	13,473	7,872,277
4.25%, 09/21/48	11,673	9,458,421
4.35%, 06/15/29	7,073	7,059,136
4.60%, 03/15/33	8,419	8,335,533
4.95%, 06/15/52(a)	8,006	7,183,761
5.20%, 06/15/62(a)	7,984	7,143,822
5.25%, 06/15/31(a)	6,414	6,611,641
Jefferies Financial Group, Inc.
2.63%, 10/15/31	8,168	7,136,662
4.15%, 01/23/30	11,235	10,898,732
5.13%, 04/28/31	9,092	8,965,833
5.50%, 02/15/36(a)	12,017	11,566,039
6.20%, 04/14/34	9,996	10,225,525
LPL Holdings, Inc., 5.20%, 03/15/30(a)	6,710	6,775,380
Mastercard, Inc.
2.00%, 11/18/31	8,929	7,925,869
2.95%, 06/01/29(a)	4,870	4,697,571
3.35%, 03/26/30	5,840	5,649,325
3.65%, 06/01/49	9,015	6,671,942
3.85%, 03/26/50(a)	8,990	6,891,405
4.35%, 01/15/32	13,644	13,550,498
4.55%, 01/15/35(a)	10,046	9,842,413
4.85%, 03/09/33	6,314	6,395,395
4.88%, 05/09/34(a)	6,670	6,714,408
Nasdaq, Inc.
5.55%, 02/15/34	9,071	9,360,428
5.95%, 08/15/53	6,118	6,140,833
6.10%, 06/28/63	5,768	5,837,039
Nomura Holdings, Inc.
2.61%, 07/14/31	10,086	9,034,919
2.68%, 07/16/30	7,801	7,157,973
3.00%, 01/22/32	9,840	8,878,118
3.10%, 01/16/30	12,370	11,663,586
4.90%, 07/01/30	6,858	6,865,099
5.78%, 07/03/34(a)	7,652	7,889,354
6.18%, 01/18/33	1,160	1,226,603
Raymond James Financial, Inc.
3.75%, 04/01/51	6,900	4,968,812
4.95%, 07/15/46	7,068	6,310,932
5.65%, 09/11/55(a)	6,711	6,411,885

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
Sumisho Air Lease Corp.
2.88%, 01/15/32(a)	$4,948	$4,404,943
3.13%, 12/01/30	5,277	4,879,957
4.85%, 03/24/31(b)	13,524	13,406,863
Synchrony Financial, 2.88%, 10/28/31(a)	3,194	2,810,355
Visa, Inc.
1.10%, 02/15/31	13,319	11,549,876
2.00%, 08/15/50(a)	16,239	8,627,826
2.05%, 04/15/30(a)	7,414	6,829,642
2.70%, 04/15/40(a)	9,933	7,526,439
3.65%, 09/15/47(a)	6,979	5,324,279
4.10%, 02/12/31(a)	7,493	7,470,601
4.15%, 12/14/35(a)	14,290	13,686,348
4.30%, 12/14/45	24,028	20,452,165
		663,184,586
Electric — 4.1%
AEP Texas, Inc.
5.85%, 10/15/55	4,324	4,155,626
Series Q, 5.20%, 04/15/36	9,769	9,595,428
AES Corp.(The)
2.45%, 01/15/31	4,483	3,996,086
5.80%, 03/15/32(a)	5,374	5,462,678
Ameren Corp.
3.50%, 01/15/31	6,989	6,638,373
5.38%, 03/15/35(a)	5,205	5,272,153
American Electric Power Co., Inc., 5.63%, 03/01/33	6,108	6,319,332
Berkshire Hathaway Energy Co.
2.85%, 05/15/51(a)	11,522	6,949,739
3.70%, 07/15/30	5,810	5,640,917
3.80%, 07/15/48	7,930	5,846,088
4.25%, 10/15/50	7,479	5,856,190
4.45%, 01/15/49	7,862	6,403,875
4.50%, 02/01/45(a)	6,685	5,702,532
4.60%, 05/01/53(a)	6,096	5,010,519
5.15%, 11/15/43(a)	6,889	6,458,410
6.13%, 04/01/36	13,662	14,656,389
CenterPoint Energy Houston Electric LLC, Series AR, 4.85%, 04/01/36	375	367,203
Commonwealth Edison Co., 4.00%, 03/01/48	7,755	6,022,322
Connecticut Light and Power Co. (The), 4.00%, 04/01/48(a)	2,509	1,959,218
Consolidated Edison Co. of New York, Inc.
2.40%, 06/15/31(a)	5,473	4,944,968
3.60%, 06/15/61(a)	6,438	4,300,522
4.45%, 03/15/44	4,525	3,863,426
4.63%, 12/01/54(a)	6,531	5,379,606
5.70%, 05/15/54	7,117	6,965,028
5.75%, 11/15/55(a)	6,674	6,535,968
5.90%, 11/15/53	6,709	6,695,341
Series 20B, 3.95%, 04/01/50	9,165	7,062,563
Constellation Energy Generation LLC
4.40%, 01/15/31(a)	7,911	7,836,583
5.60%, 06/15/42	4,787	4,702,101
5.75%, 03/15/54(a)	7,744	7,568,885
5.88%, 01/15/66	7,199	6,898,539
6.25%, 10/01/39(a)	5,963	6,295,158
6.50%, 10/01/53	8,226	8,731,915
Dominion Energy, Inc.
5.00%, 06/15/30	5,456	5,537,396
5.38%, 11/15/32(a)	5,979	6,117,941
Security	Par (000)	Value
Electric (continued)
Series C, 2.25%, 08/15/31(a)	$7,246	$6,412,545
Series C, 3.38%, 04/01/30	14,643	13,996,876
DTE Electric Co.
Series A, 4.85%, 03/01/36	7,127	6,962,549
Series B, 5.55%, 03/01/56	6,931	6,639,463
DTE Energy Co.
5.20%, 04/01/30	9,988	10,184,163
5.85%, 06/01/34(a)	4,797	5,018,862
Duke Energy Carolinas LLC
3.20%, 08/15/49	7,841	5,231,794
4.95%, 01/15/33(a)	7,529	7,619,061
5.30%, 02/15/40	4,454	4,419,925
5.35%, 01/15/53	7,384	6,888,981
5.40%, 01/15/54	7,468	7,028,694
Duke Energy Corp.
2.45%, 06/01/30(a)	5,393	4,975,307
2.55%, 06/15/31	7,405	6,686,246
3.30%, 06/15/41	6,759	5,089,560
3.50%, 06/15/51	8,442	5,652,103
3.75%, 09/01/46	11,805	8,685,569
4.50%, 08/15/32(a)	8,874	8,746,389
4.95%, 09/15/35(a)	8,124	7,936,557
5.00%, 08/15/52	8,824	7,536,862
5.45%, 06/15/34(a)	5,930	6,062,488
5.70%, 09/15/55(a)	5,715	5,371,521
5.80%, 06/15/54(a)	5,838	5,574,230
6.10%, 09/15/53	6,095	6,065,204
Duke Energy Florida LLC, 6.40%, 06/15/38	7,121	7,789,240
Duke Energy Progress LLC
5.05%, 03/15/35(a)	6,680	6,695,663
5.55%, 03/15/55	6,977	6,681,560
Entergy Louisiana LLC
4.20%, 09/01/48	5,199	4,108,870
4.90%, 04/15/36	6,430	6,262,428
5.65%, 04/15/56(a)	6,580	6,316,171
5.80%, 03/15/55	4,705	4,617,084
Eversource Energy, 5.13%, 05/15/33	5,031	5,033,381
Exelon Corp.
4.05%, 04/15/30	11,739	11,497,370
4.45%, 04/15/46	5,951	4,878,790
4.70%, 04/15/50	5,699	4,731,901
4.95%, 03/15/36	8,806	8,533,292
5.30%, 03/15/33	6,080	6,215,555
5.60%, 03/15/53	6,564	6,178,861
FirstEnergy Corp., Series C, 3.40%, 03/01/50(a)	6,658	4,437,853
Florida Power & Light Co.
2.45%, 02/03/32	8,721	7,825,669
2.88%, 12/04/51(a)	12,681	7,881,027
3.15%, 10/01/49	7,763	5,187,256
3.95%, 03/01/48	7,618	5,939,973
4.80%, 05/15/33(a)	5,873	5,879,770
5.10%, 04/01/33	6,096	6,216,687
5.15%, 06/15/29(a)	3,210	3,288,742
5.30%, 06/15/34	6,047	6,217,330
5.30%, 04/01/53(a)	7,253	6,782,330
5.60%, 06/15/54	8,855	8,637,332
5.60%, 02/15/66	9,557	9,130,772
5.70%, 03/15/55	7,146	7,057,608
Georgia Power Co.
4.30%, 03/15/42	9,007	7,785,372
4.85%, 03/15/31	5,884	5,961,605

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
4.95%, 05/17/33(a)	$6,581	$6,624,318
5.13%, 05/15/52(a)	6,506	5,929,440
5.25%, 03/15/34(a)	6,966	7,095,392
Series A, 3.25%, 03/15/51	7,527	5,039,012
MidAmerican Energy Co.
4.25%, 07/15/49	8,812	7,061,689
5.85%, 09/15/54	6,223	6,221,052
National Grid PLC
5.42%, 01/11/34(a)	5,050	5,154,913
5.81%, 06/12/33	6,315	6,587,900
NextEra Energy Capital Holdings, Inc.
2.25%, 06/01/30	16,096	14,679,512
2.44%, 01/15/32	7,733	6,838,576
2.75%, 11/01/29	8,047	7,618,195
5.00%, 07/15/32	5,653	5,709,137
5.05%, 03/15/30	8,555	8,702,528
5.05%, 02/28/33(a)	7,899	7,976,719
5.25%, 03/15/34(a)	6,888	6,974,240
5.25%, 02/28/53(a)	8,913	8,036,109
5.30%, 03/15/32	184	188,801
5.45%, 03/15/35(a)	5,220	5,317,366
5.55%, 03/15/54(a)	7,208	6,766,512
5.90%, 03/15/55(a)	5,556	5,443,977
Northern States Power Co./MN, 5.10%, 05/15/53	8,595	7,772,764
Oncor Electric Delivery Co. LLC
4.50%, 03/15/31(b)	10,875	10,800,463
4.95%, 09/15/52(a)	5,378	4,701,632
5.55%, 06/15/54	4,149	3,935,360
5.65%, 11/15/33(a)	5,005	5,235,413
5.90%, 03/15/56(b)	10,636	10,560,117
Pacific Gas and Electric Co.
2.50%, 02/01/31	14,277	12,838,338
3.25%, 06/01/31	7,478	6,920,737
3.30%, 08/01/40	7,296	5,450,574
3.50%, 08/01/50	15,973	10,569,018
3.95%, 12/01/47(a)	6,721	4,900,386
4.50%, 07/01/40(a)	13,133	11,297,202
4.55%, 07/01/30	20,990	20,744,159
4.95%, 07/01/50	24,641	20,425,038
5.05%, 10/15/32	7,804	7,786,310
5.20%, 05/01/36	9,560	9,406,992
5.55%, 05/15/29	5,644	5,773,037
5.70%, 03/01/35	6,842	6,935,698
5.80%, 05/15/34(a)	7,408	7,585,822
5.90%, 10/01/54(a)	6,594	6,170,925
6.00%, 08/15/35	6,862	7,090,721
6.00%, 05/01/56	8,173	7,776,410
6.10%, 10/15/55	6,380	6,145,573
6.15%, 01/15/33	6,302	6,602,590
6.15%, 03/01/55	5,739	5,559,568
6.40%, 06/15/33	8,066	8,576,688
6.70%, 04/01/53	5,649	5,852,322
6.75%, 01/15/53	12,641	13,169,590
6.95%, 03/15/34	7,571	8,297,328
PacifiCorp
2.90%, 06/15/52	10,663	6,263,050
5.35%, 12/01/53	8,191	7,229,358
5.45%, 04/15/33	7,231	7,356,316
5.45%, 02/15/34	6,367	6,437,779
5.50%, 05/15/54	9,916	8,943,698
Security	Par (000)	Value
Electric (continued)
5.80%, 04/15/36	$7,894	$8,094,760
5.80%, 01/15/55	13,083	12,311,747
PPL Capital Funding, Inc., 5.25%, 09/01/34(a)	4,674	4,715,337
PPL Electric Utilities Corp., 5.25%, 05/15/53	3,117	2,886,388
Public Service Co. of Colorado
1.88%, 06/15/31	125	109,111
5.15%, 09/15/35	4,968	4,936,816
5.25%, 04/01/53	8,447	7,635,052
5.35%, 05/15/34	4,986	5,065,681
5.75%, 05/15/54	5,508	5,353,799
5.85%, 05/15/55	7,508	7,406,028
Public Service Co. of Oklahoma, 5.45%, 01/15/36	5,463	5,500,108
Public Service Enterprise Group, Inc., 2.45%, 11/15/31(a)	4,870	4,326,599
San Diego Gas & Electric Co.
5.35%, 04/01/53	5,709	5,266,679
5.40%, 04/15/35	4,674	4,747,656
Series VVV, 1.70%, 10/01/30	8,005	7,098,158
Series WWW, 2.95%, 08/15/51(a)	5,376	3,363,802
Sempra
3.80%, 02/01/38	9,087	7,673,202
4.00%, 02/01/48	6,118	4,540,584
5.25%, 03/15/36	8,687	8,569,185
6.00%, 10/15/39	6,321	6,461,238
Southern California Edison Co.
3.65%, 02/01/50(a)	8,733	5,966,209
4.00%, 04/01/47(a)	14,166	10,446,837
4.65%, 10/01/43	7,815	6,523,851
5.20%, 06/01/34(a)	5,789	5,724,861
5.25%, 03/15/30	8,443	8,572,685
5.45%, 06/01/31	6,754	6,912,970
5.45%, 03/01/35	8,257	8,241,712
5.95%, 11/01/32(a)	5,908	6,177,002
Series 20A, 2.95%, 02/01/51	6,570	3,907,059
Series C, 4.13%, 03/01/48	12,668	9,449,474
Southern Co.(The)
4.40%, 07/01/46	16,159	13,288,644
4.85%, 03/15/35	5,850	5,692,851
5.20%, 06/15/33	5,945	6,014,035
5.70%, 03/15/34	6,841	7,077,465
Series A, 3.70%, 04/30/30(a)	8,655	8,385,489
Virginia Electric and Power Co.
2.45%, 12/15/50	6,964	3,892,686
2.95%, 11/15/51(a)	8,655	5,331,316
4.95%, 03/15/36	9,434	9,190,557
5.00%, 04/01/33(a)	5,874	5,916,437
5.45%, 04/01/53	5,271	4,926,792
5.70%, 03/15/56	10,022	9,638,766
Series C, 4.90%, 09/15/35	5,726	5,600,874
Series D, 5.60%, 09/15/55(a)	5,987	5,688,682
Vistra Operations Co. LLC
5.00%, 04/30/31(b)	1,480	1,475,367
5.25%, 04/30/33(b)	6,219	6,187,712
5.55%, 04/30/36(b)	5,823	5,767,941
Xcel Energy, Inc.
5.45%, 08/15/33	6,149	6,274,703
5.50%, 03/15/34	5,477	5,576,485
5.60%, 04/15/35	6,155	6,264,256
		1,287,555,471

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electrical Components & Equipment — 0.0%
Emerson Electric Co.
2.20%, 12/21/31(a)	$7,170	$6,376,133
2.80%, 12/21/51	8,039	4,957,049
		11,333,182
Electronics — 0.3%
Amphenol Corp.
2.20%, 09/15/31	6,018	5,331,246
2.80%, 02/15/30(a)	4,837	4,561,073
4.13%, 11/15/30	4,985	4,912,442
4.40%, 02/15/33	10,092	9,858,798
4.63%, 02/15/36	16,180	15,639,837
5.00%, 01/15/35(a)	6,260	6,264,200
5.30%, 11/15/55	11,140	10,409,046
Honeywell International, Inc.
1.75%, 09/01/31	11,877	10,326,518
1.95%, 06/01/30	6,573	5,964,069
2.70%, 08/15/29	7,331	6,965,785
4.50%, 01/15/34	9,232	9,057,361
		89,290,375
Engineering & Construction — 0.0%
Jacobs Solutions, Inc., 4.75%, 03/03/31	3,110	3,078,253
Environmental Control — 0.3%
Republic Services, Inc.
1.75%, 02/15/32	5,895	5,055,154
5.00%, 04/01/34	5,250	5,295,197
Waste Connections, Inc.
2.95%, 01/15/52(a)	5,134	3,245,958
4.20%, 01/15/33	6,433	6,201,524
5.00%, 03/01/34	7,602	7,642,806
Waste Management, Inc.
1.50%, 03/15/31(a)	8,796	7,655,215
4.15%, 04/15/32(a)	9,775	9,590,628
4.63%, 02/15/30(a)	6,552	6,609,854
4.80%, 03/15/32	4,484	4,536,934
4.88%, 02/15/34(a)	11,089	11,201,450
4.95%, 07/03/31(a)	7,628	7,788,869
4.95%, 03/15/35(a)	7,877	7,882,967
5.35%, 10/15/54(a)	7,346	7,006,567
		89,713,123
Food — 1.2%
Campbell's Company/The
4.75%, 03/23/35(a)	6,717	6,186,148
5.40%, 03/21/34	6,953	6,755,440
Conagra Brands, Inc.
5.30%, 11/01/38	7,951	7,405,395
5.40%, 11/01/48(a)	6,361	5,427,124
General Mills, Inc.
2.88%, 04/15/30(a)	10,090	9,418,502
4.88%, 01/30/30	8,051	8,109,982
4.95%, 03/29/33(a)	7,166	7,100,471
5.25%, 01/30/35(a)	4,020	3,998,927
Hormel Foods Corp., 1.80%, 06/11/30	4,729	4,258,332
J M Smucker Co.(The)
6.20%, 11/15/33(a)	6,751	7,195,771
6.50%, 11/15/43(a)	5,715	5,987,547
6.50%, 11/15/53(a)	6,291	6,604,415
JBS NV/JBS USA Foods Group Holdings Inc/JBS USA Food Co. Holdings, 5.63%, 03/10/37(a)(b)	7,295	7,274,063
Security	Par (000)	Value
Food (continued)
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings
5.50%, 01/15/36(a)	$6,821	$6,797,393
5.95%, 04/20/35	7,319	7,569,262
6.25%, 03/01/56(a)	10,381	10,037,632
6.38%, 02/25/55	6,017	5,945,750
6.38%, 04/15/66	8,866	8,558,055
6.40%, 05/10/57(b)	5,679	5,591,714
JBS USA Holding Lux SARL/JBS USA Foods Group Holdings, Inc./JBS USA Food Co.
3.00%, 05/15/32	7,813	6,956,909
3.63%, 01/15/32	6,863	6,351,692
4.38%, 02/02/52(a)	10,140	7,610,309
5.75%, 04/01/33	12,986	13,377,340
6.50%, 12/01/52(a)	11,584	11,618,614
6.75%, 03/15/34	3,381	3,676,289
7.25%, 11/15/53(a)	9,119	9,914,426
Kraft Heinz Foods Co.
4.38%, 06/01/46	23,151	18,120,596
4.88%, 10/01/49	12,458	10,207,095
5.00%, 06/04/42	12,924	11,429,528
5.20%, 07/15/45	15,928	13,955,723
5.50%, 06/01/50(a)	6,258	5,602,956
6.88%, 01/26/39	6,188	6,741,863
Kroger Co.(The)
3.95%, 01/15/50(a)	7,659	5,699,814
4.45%, 02/01/47	9,050	7,396,906
5.00%, 09/15/34	18,700	18,453,540
5.50%, 09/15/54(a)	16,491	15,295,485
5.65%, 09/15/64	13,496	12,530,527
Mondelez International, Inc.
2.63%, 09/04/50(a)	8,755	5,168,815
2.75%, 04/13/30(a)	5,994	5,606,136
3.00%, 03/17/32	5,758	5,228,223
Sysco Corp.
3.15%, 12/14/51	6,895	4,270,646
5.95%, 04/01/30	11,073	11,521,963
6.60%, 04/01/50(a)	8,230	8,592,423
Tyson Foods, Inc.
4.55%, 06/02/47	4,748	4,004,609
5.10%, 09/28/48(a)	10,285	9,315,728
5.70%, 03/15/34(a)	8,310	8,610,019
		377,480,097
Gas — 0.2%
Atmos Energy Corp., 4.13%, 10/15/44	4,140	3,433,783
NiSource, Inc.
1.70%, 02/15/31	7,301	6,366,151
2.95%, 09/01/29	4,226	4,019,083
3.60%, 05/01/30	5,344	5,159,605
3.95%, 03/30/48	7,874	5,926,967
4.38%, 05/15/47(a)	7,491	6,069,741
4.80%, 02/15/44	6,073	5,307,317
5.35%, 07/15/35(a)	7,237	7,295,940
5.85%, 04/01/55	12,430	12,072,002
		55,650,589
Hand & Machine Tools — 0.0%
Stanley Black & Decker, Inc.
2.30%, 03/15/30	6,794	6,227,182
2.75%, 11/15/50(a)	5,542	3,170,885
		9,398,067

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Products — 1.6%
Abbott Laboratories
4.00%, 03/15/31	$25,101	$24,622,620
4.30%, 03/15/33(a)	22,100	21,553,790
4.65%, 03/15/36	31,802	30,892,339
4.75%, 11/30/36(a)	13,310	13,005,993
4.75%, 03/15/38	24,649	23,785,575
4.90%, 11/30/46	24,370	22,194,285
5.50%, 03/15/56	31,078	30,022,905
5.60%, 03/15/66	22,036	21,224,414
Agilent Technologies, Inc., 2.30%, 03/12/31	5,851	5,259,837
Augusta SpinCo Corp.
4.66%, 03/23/31	7,182	7,167,253
4.95%, 03/23/33	7,508	7,474,024
5.25%, 03/23/36	7,717	7,677,633
Baxter International, Inc.
2.54%, 02/01/32	15,263	12,968,876
3.13%, 12/01/51(a)	5,365	3,084,138
5.65%, 12/15/35(a)	6,420	6,298,957
Danaher Corp.
2.60%, 10/01/50(a)	7,226	4,297,473
2.80%, 12/10/51(a)	7,146	4,383,667
DH Europe Finance II SARL
2.60%, 11/15/29	9,429	8,865,522
3.25%, 11/15/39	9,390	7,549,921
3.40%, 11/15/49(a)	5,960	4,190,126
GE HealthCare Technologies, Inc.
4.80%, 08/14/29	6,160	6,202,205
5.50%, 06/15/35	7,858	7,969,434
5.86%, 03/15/30(a)	9,724	10,126,384
5.91%, 11/22/32(a)	13,269	13,996,602
6.38%, 11/22/52(a)	8,177	8,580,990
Medtronic Global Holdings SCA, 4.50%, 03/30/33	7,818	7,725,443
Medtronic, Inc.
4.38%, 03/15/35(a)	15,839	15,298,539
4.63%, 03/15/45(a)	13,821	12,308,286
Solventum Corp.
5.45%, 03/13/31(a)	12,471	12,816,919
5.60%, 03/23/34	11,509	11,759,920
5.90%, 04/30/54(a)	9,745	9,453,337
Stryker Corp.
1.95%, 06/15/30	9,206	8,331,212
4.25%, 09/11/29	8,856	8,812,885
4.63%, 09/11/34(a)	8,067	7,879,405
4.63%, 03/15/46(a)	8,540	7,369,890
4.85%, 02/10/30	7,083	7,174,949
5.20%, 02/10/35(a)	5,102	5,163,306
Thermo Fisher Scientific, Inc.
2.00%, 10/15/31(a)	9,354	8,251,035
2.60%, 10/01/29(a)	6,261	5,913,858
2.80%, 10/15/41	12,387	9,014,788
4.10%, 08/15/47(a)	6,431	5,236,023
4.22%, 02/12/31(a)	7,704	7,612,092
4.47%, 10/07/32	5,552	5,487,268
4.55%, 06/15/33	5,909	5,820,977
4.79%, 10/07/35	9,089	8,938,493
4.90%, 02/12/36(a)	9,604	9,501,018
4.98%, 08/10/30	7,082	7,228,226
5.09%, 08/10/33	4,568	4,643,763
5.55%, 02/12/46	5,848	5,726,250
Security	Par (000)	Value
Health Care - Products (continued)
Zimmer Biomet Holdings, Inc., 2.60%, 11/24/31(a)	$4,352	$3,887,674
		514,750,519
Health Care - Services — 3.6%
Aetna, Inc., 6.63%, 06/15/36	4,484	4,856,827
Ascension Health
3.95%, 11/15/46	2,334	1,852,214
Series 2025, 4.29%, 11/15/30	4,115	4,070,248
Series 2025, 4.92%, 11/15/35	3,432	3,395,723
Series B, 2.53%, 11/15/29	6,533	6,138,497
Cigna Group(The)
2.38%, 03/15/31	12,219	11,024,970
2.40%, 03/15/30	12,118	11,224,136
3.20%, 03/15/40	6,448	5,007,827
3.40%, 03/15/50	17,346	11,802,773
3.40%, 03/15/51(a)	10,810	7,295,095
3.88%, 10/15/47	5,864	4,414,863
4.50%, 09/15/30(a)	9,480	9,463,645
4.80%, 08/15/38	16,997	15,960,861
4.80%, 07/15/46	10,663	9,235,836
4.88%, 09/15/32	7,076	7,089,025
4.90%, 12/15/48	25,155	21,755,702
5.00%, 05/15/29	4,664	4,740,005
5.13%, 05/15/31(a)	6,823	6,968,453
5.25%, 02/15/34(a)	7,329	7,426,082
5.25%, 01/15/36(a)	12,777	12,790,314
5.40%, 03/15/33(a)	4,573	4,700,493
5.60%, 02/15/54(a)	11,009	10,410,214
6.00%, 01/15/56(a)	8,017	8,008,549
CommonSpirit Health
3.35%, 10/01/29	2,660	2,546,432
4.19%, 10/01/49	1,859	1,436,097
Elevance Health, Inc.
2.25%, 05/15/30(a)	8,626	7,886,116
2.55%, 03/15/31(a)	8,295	7,526,355
2.88%, 09/15/29(a)	5,740	5,445,792
3.13%, 05/15/50	11,234	7,234,076
3.60%, 03/15/51	13,823	9,656,243
3.70%, 09/15/49	4,733	3,378,187
4.38%, 12/01/47	12,067	9,766,138
4.55%, 03/01/48(a)	4,347	3,604,940
4.60%, 09/15/32	6,645	6,541,682
4.63%, 05/15/42	8,969	7,905,706
4.65%, 01/15/43	8,135	7,123,787
4.65%, 08/15/44	7,140	6,147,352
4.75%, 02/15/30(a)	5,617	5,655,548
4.75%, 02/15/33	9,633	9,521,685
4.95%, 11/01/31	6,180	6,231,884
5.00%, 01/15/36(a)	5,781	5,675,577
5.13%, 02/15/53	8,787	7,729,267
5.20%, 02/15/35	9,475	9,477,183
5.38%, 06/15/34	7,601	7,724,267
5.65%, 06/15/54	9,851	9,323,435
5.70%, 02/15/55	11,340	10,815,823
5.85%, 11/01/64	4,853	4,648,713
6.10%, 10/15/52(a)	5,555	5,591,928
HCA, Inc.
2.38%, 07/15/31	6,639	5,889,059
3.50%, 09/01/30	14,664	13,946,291
3.50%, 07/15/51	14,468	9,538,813
3.63%, 03/15/32	12,711	11,857,250

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
4.13%, 06/15/29	$5,821	$5,740,977
4.60%, 11/15/32	5,963	5,822,168
4.63%, 03/15/52	17,074	13,562,034
4.70%, 05/15/31	7,575	7,537,567
4.90%, 11/15/35	7,324	7,090,081
5.00%, 05/15/33	7,575	7,515,126
5.13%, 06/15/39	8,015	7,572,291
5.25%, 03/01/30	7,338	7,477,611
5.25%, 06/15/49	19,763	17,421,262
5.30%, 05/15/36	7,575	7,519,396
5.45%, 04/01/31	14,163	14,539,203
5.45%, 09/15/34(a)	10,093	10,228,691
5.50%, 03/01/32	5,894	6,038,823
5.50%, 06/01/33	9,073	9,272,386
5.50%, 06/15/47	13,464	12,347,950
5.60%, 04/01/34	9,867	10,104,994
5.70%, 11/15/55(a)	7,174	6,663,982
5.75%, 03/01/35(a)	12,907	13,277,351
5.90%, 06/01/53	8,278	7,873,380
5.95%, 09/15/54(a)	6,852	6,578,184
6.00%, 04/01/54(a)	10,552	10,185,394
6.20%, 03/01/55(a)	10,910	10,807,563
Humana, Inc.
2.15%, 02/03/32(a)	7,256	6,263,921
4.95%, 10/01/44	6,953	5,861,794
5.38%, 04/15/31	7,390	7,492,685
5.50%, 03/15/53(a)	5,983	5,220,044
5.55%, 05/01/35	6,125	6,082,315
5.75%, 04/15/54	8,476	7,658,703
5.88%, 03/01/33	4,847	4,967,779
5.95%, 03/15/34(a)	6,370	6,527,913
ICON Investments Six DAC, 5.85%, 05/08/29	2,458	2,501,012
Kaiser Foundation Hospitals
4.15%, 05/01/47(a)	7,300	5,911,035
Series 2019, 3.27%, 11/01/49	3,505	2,401,931
Series 2021, 2.81%, 06/01/41	3,733	2,713,379
Series 2021, 3.00%, 06/01/51(a)	6,721	4,286,011
Laboratory Corp. of America Holdings
4.70%, 02/01/45(a)	6,306	5,538,550
4.80%, 10/01/34	7,323	7,153,084
Providence St. Joseph Health Obligated Group, Series 21A, 2.70%, 10/01/51(a)	2,022	1,171,802
Quest Diagnostics, Inc.
2.95%, 06/30/30	4,975	4,674,136
5.00%, 12/15/34(a)	6,450	6,421,841
6.40%, 11/30/33	5,520	6,000,745
UnitedHealth Group, Inc.
2.00%, 05/15/30(a)	9,791	8,900,878
2.30%, 05/15/31(a)	14,479	13,008,923
2.75%, 05/15/40	9,045	6,630,331
2.88%, 08/15/29	7,026	6,718,947
2.90%, 05/15/50(a)	10,767	6,753,096
3.05%, 05/15/41	11,011	8,216,460
3.13%, 05/15/60(a)	8,411	5,041,304
3.25%, 05/15/51	19,563	12,957,606
3.50%, 08/15/39	12,735	10,406,554
3.70%, 08/15/49	12,245	8,875,007
3.75%, 10/15/47	8,057	6,006,346
3.88%, 08/15/59	10,531	7,381,859
4.00%, 05/15/29	4,946	4,895,261
4.20%, 05/15/32(a)	11,301	11,024,695
Security	Par (000)	Value
Health Care - Services (continued)
4.20%, 01/15/47	$5,951	$4,757,558
4.25%, 03/15/43	6,100	5,120,239
4.25%, 06/15/48	12,559	10,032,703
4.45%, 12/15/48(a)	9,437	7,751,398
4.50%, 04/15/33(a)	8,993	8,806,886
4.63%, 07/15/35	7,659	7,437,896
4.65%, 01/15/31	8,560	8,610,966
4.75%, 07/15/45	15,126	13,290,980
4.75%, 05/15/52	15,265	12,899,933
4.80%, 01/15/30	7,733	7,832,333
4.90%, 04/15/31(a)	5,925	6,016,418
4.95%, 01/15/32	13,716	13,890,750
4.95%, 05/15/62	7,414	6,272,143
5.00%, 04/15/34	10,846	10,866,590
5.05%, 04/15/53	15,501	13,701,687
5.15%, 07/15/34(a)	15,037	15,206,159
5.20%, 04/15/63	13,368	11,729,888
5.30%, 02/15/30	6,701	6,886,209
5.30%, 06/15/35(a)	10,165	10,360,953
5.35%, 02/15/33(a)	15,723	16,170,931
5.38%, 04/15/54(a)	14,471	13,356,924
5.50%, 07/15/44(a)	13,439	13,038,947
5.50%, 04/15/64	7,068	6,506,703
5.63%, 07/15/54(a)	20,302	19,470,905
5.75%, 07/15/64(a)	13,553	12,954,074
5.80%, 03/15/36(a)	8,222	8,633,528
5.88%, 02/15/53	15,171	15,017,888
5.95%, 06/15/55(a)	7,015	7,091,522
6.05%, 02/15/63	10,082	10,104,416
6.88%, 02/15/38(a)	6,600	7,500,178
Universal Health Services, Inc., 2.65%, 10/15/30	3,756	3,398,220
		1,135,016,264
Holding Companies - Diversified — 0.3%
Apollo Debt Solutions BDC
5.70%, 01/23/31(a)(b)	5,406	5,316,706
6.70%, 07/29/31(a)	6,723	6,865,663
Ares Capital Corp.
5.25%, 04/12/31	6,491	6,316,264
5.50%, 09/01/30	6,888	6,799,816
5.80%, 03/08/32(a)	8,073	8,019,541
5.95%, 07/15/29	4,068	4,108,308
Ares Strategic Income Fund
5.60%, 02/15/30	7,307	7,182,261
6.20%, 03/21/32(a)	3,107	3,084,072
Blackstone Private Credit Fund
5.95%, 07/16/29(a)	7,546	7,549,525
5.95%, 05/15/31	2,125	2,091,727
6.00%, 01/29/32	8,470	8,310,057
6.00%, 11/22/34(a)	7,379	7,010,358
Blue Owl Credit Income Corp.
5.80%, 03/15/30	6,995	6,806,227
6.60%, 09/15/29	5,571	5,598,716
6.65%, 03/15/31(a)	5,049	5,034,000
Goldman Sachs Private Credit Corp.
5.88%, 01/31/31(b)	322	316,850
6.15%, 06/16/31(b)	2,435	2,414,224
Sixth Street Lending Partners, 6.13%, 07/15/30	5,812	5,842,662
		98,666,977

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Household Products & Wares — 0.0%
Kimberly-Clark Corp., 3.10%, 03/26/30	$3,391	$3,237,334
Insurance — 2.0%
Allstate Corp. (The), 5.25%, 03/30/33	6,934	7,062,730
American International Group, Inc.
4.38%, 06/30/50(a)	9,030	7,298,715
4.75%, 04/01/48(a)	7,066	6,108,736
5.13%, 03/27/33(a)	7,159	7,234,678
Aon Corp.
2.80%, 05/15/30	11,032	10,283,206
3.75%, 05/02/29	3,644	3,564,806
Aon Corp./Aon Global Holdings PLC
3.90%, 02/28/52(a)	9,475	6,885,831
5.35%, 02/28/33	7,573	7,742,425
Aon North America, Inc.
5.45%, 03/01/34(a)	12,137	12,385,191
5.75%, 03/01/54	16,656	15,997,811
Arthur J Gallagher & Co.
3.50%, 05/20/51	7,504	5,088,734
4.85%, 12/15/29	7,973	8,046,234
5.15%, 02/15/35(a)	13,868	13,735,113
5.55%, 02/15/55(a)	13,488	12,537,258
Athene Holding Ltd.
6.25%, 04/01/54	7,398	6,793,475
6.63%, 05/19/55(a)	7,291	7,046,130
Berkshire Hathaway Finance Corp.
1.45%, 10/15/30(a)	5,307	4,728,448
2.50%, 01/15/51(a)	8,418	4,926,109
2.85%, 10/15/50(a)	10,066	6,352,827
2.88%, 03/15/32(a)	7,805	7,231,569
3.85%, 03/15/52	20,837	15,703,695
4.20%, 08/15/48	19,589	15,976,126
4.25%, 01/15/49	17,573	14,384,709
5.75%, 01/15/40(a)	6,676	7,169,153
Berkshire Hathaway, Inc., 4.50%, 02/11/43(a)	8,840	7,986,231
Brighthouse Financial, Inc., 4.70%, 06/22/47(a)	1,973	1,371,607
Brown & Brown, Inc.
4.90%, 06/23/30(a)	7,865	7,854,739
5.55%, 06/23/35(a)	8,140	8,111,386
6.25%, 06/23/55(a)	8,646	8,600,492
Chubb INA Holdings LLC
1.38%, 09/15/30(a)	10,378	9,107,956
3.05%, 12/15/61(a)	7,806	4,680,134
4.35%, 11/03/45	11,274	9,568,477
4.90%, 08/15/35(a)	11,493	11,347,265
5.00%, 03/15/34	10,214	10,274,454
6.00%, 05/11/37	6,114	6,528,609
Corebridge Financial, Inc.
3.90%, 04/05/32(a)	12,946	12,190,561
4.40%, 04/05/52(a)	9,356	7,412,632
5.75%, 01/15/34(a)	5,942	6,108,815
Equitable Holdings, Inc., 5.00%, 04/20/48	10,262	8,868,451
Everest Reinsurance Holdings, Inc.
3.13%, 10/15/52	8,484	5,165,102
3.50%, 10/15/50	7,063	4,738,754
Fairfax Financial Holdings Ltd.
5.63%, 08/16/32(a)	2,343	2,413,899
6.00%, 12/07/33	3,953	4,142,595
6.35%, 03/22/54	4,076	4,150,836
Hartford Insurance Group, Inc., 3.60%, 08/19/49	6,237	4,474,204
Security	Par (000)	Value
Insurance (continued)
Manulife Financial Corp.
3.70%, 03/16/32(a)	$7,819	$7,441,046
4.99%, 12/11/35	7,683	7,557,172
5.38%, 03/04/46	5,604	5,380,794
Marsh & McLennan Companies, Inc.
2.25%, 11/15/30(a)	6,917	6,270,585
4.65%, 03/15/30	10,700	10,763,686
4.85%, 11/15/31	7,872	7,940,201
4.90%, 03/15/49	11,631	10,207,006
5.00%, 03/15/35(a)	14,005	13,907,800
5.40%, 03/15/55(a)	13,262	12,351,534
5.70%, 09/15/53	8,437	8,224,702
MetLife, Inc.
4.05%, 03/01/45(a)	7,916	6,410,937
4.13%, 08/13/42	6,343	5,287,194
4.55%, 03/23/30(a)	9,914	9,985,028
4.60%, 05/13/46	7,778	6,762,339
4.88%, 11/13/43	5,693	5,167,423
5.00%, 07/15/52(a)	7,800	6,914,485
5.25%, 01/15/54(a)	7,735	7,166,360
5.30%, 12/15/34(a)	7,954	8,115,154
5.38%, 07/15/33(a)	8,733	9,032,674
5.70%, 06/15/35(a)	6,075	6,355,124
5.88%, 02/06/41	7,254	7,495,921
6.38%, 06/15/34(a)	5,149	5,632,288
Progressive Corp.(The)
4.13%, 04/15/47(a)	5,851	4,655,955
5.15%, 03/26/36	8,969	8,952,592
Prudential Financial, Inc.
3.70%, 03/13/51(a)	12,148	8,692,979
3.91%, 12/07/47	8,160	6,139,755
3.94%, 12/07/49	8,593	6,429,729
4.35%, 02/25/50(a)	8,714	6,990,939
4.60%, 05/15/44	6,265	5,417,594
5.20%, 03/14/35(a)	8,804	8,837,727
5.70%, 12/14/36(a)	4,771	4,964,862
Travelers Companies, Inc.(The)
3.05%, 06/08/51	7,818	5,058,957
5.35%, 11/01/40(a)	6,079	6,052,589
5.45%, 05/25/53(a)	6,478	6,215,660
5.70%, 07/24/55(a)	4,677	4,648,091
6.25%, 06/15/37(a)	5,577	6,117,849
Willis North America, Inc.
5.35%, 05/15/33	5,822	5,897,286
5.90%, 03/05/54	6,018	5,861,926
		634,684,851
Internet — 4.9%
Airbnb, Inc.
4.65%, 03/16/31	8,753	8,734,839
5.25%, 03/16/36	5,910	5,888,938
Alphabet, Inc.
1.10%, 08/15/30(a)	11,998	10,548,715
1.90%, 08/15/40(a)	10,997	7,277,213
2.05%, 08/15/50(a)	20,421	10,903,491
2.25%, 08/15/60	14,895	7,452,076
4.00%, 05/15/30(a)	10,978	10,886,167
4.10%, 11/15/30(a)	18,168	18,001,341
4.10%, 02/15/31	25,264	24,968,947
4.38%, 11/15/32	9,943	9,844,839
4.40%, 02/15/33	23,371	22,991,598
4.50%, 05/15/35	8,470	8,276,000

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Internet (continued)
4.70%, 11/15/35	$29,825	$29,205,803
4.80%, 02/15/36(a)	31,003	30,576,244
5.25%, 05/15/55	10,891	10,126,812
5.30%, 05/15/65	10,365	9,438,053
5.35%, 11/15/45	20,515	19,876,366
5.45%, 11/15/55	29,817	28,473,831
5.50%, 02/15/46	15,786	15,485,776
5.65%, 02/15/56	27,998	27,409,961
5.70%, 11/15/75	19,751	18,900,117
5.75%, 02/15/66	18,821	18,335,416
Amazon.com, Inc.
1.50%, 06/03/30	13,980	12,494,319
2.10%, 05/12/31	22,323	19,991,369
2.50%, 06/03/50(a)	20,274	11,751,417
2.70%, 06/03/60(a)	17,451	9,456,529
2.88%, 05/12/41	19,414	14,343,335
3.10%, 05/12/51	26,185	16,920,802
3.25%, 05/12/61	11,966	7,346,647
3.60%, 04/13/32	19,479	18,551,254
3.88%, 08/22/37(a)	22,908	20,596,083
3.95%, 04/13/52	16,648	12,612,913
4.05%, 08/22/47	26,874	21,270,196
4.10%, 11/20/30(a)	16,842	16,614,486
4.10%, 04/13/62(a)	10,175	7,497,376
4.25%, 03/13/31	37,948	37,577,404
4.25%, 08/22/57(a)	16,990	13,135,227
4.35%, 03/20/33(a)	15,007	14,664,434
4.55%, 03/13/33	28,186	27,804,903
4.65%, 12/01/29	12,038	12,182,050
4.65%, 11/20/35	28,564	27,763,111
4.70%, 12/01/32(a)	17,627	17,788,821
4.80%, 12/05/34(a)	8,643	8,703,757
4.88%, 03/13/36	53,304	52,455,864
4.95%, 12/05/44(a)	12,274	11,414,093
5.45%, 11/20/55(a)	24,717	23,319,619
5.55%, 11/20/65	16,166	15,060,700
5.65%, 03/13/46(a)	26,520	26,116,437
5.80%, 03/13/56	38,506	37,840,963
5.95%, 03/13/66(a)	22,174	21,846,410
6.05%, 03/13/76	28,734	28,206,211
AppLovin Corp.
5.13%, 12/01/29	6,081	6,125,671
5.38%, 12/01/31	7,250	7,321,190
5.50%, 12/01/34	3,724	3,713,014
eBay, Inc.
2.60%, 05/10/31(a)	7,540	6,837,416
2.70%, 03/11/30	6,072	5,668,330
3.65%, 05/10/51	6,445	4,556,444
4.00%, 07/15/42	6,295	5,065,571
Expedia Group, Inc.
3.25%, 02/15/30(a)	7,978	7,566,459
5.40%, 02/15/35(a)	7,183	7,129,842
5.50%, 04/15/36	6,608	6,460,856
Meta Platforms, Inc.
3.85%, 08/15/32	23,332	22,228,632
4.20%, 11/15/30	30,713	30,373,892
4.30%, 08/15/29	4,240	4,245,313
4.45%, 08/15/52	20,550	15,908,088
4.55%, 05/15/31	25,675	25,671,149
4.55%, 08/15/31(a)	9,859	9,878,000
4.60%, 11/15/32	29,578	29,190,070
Security	Par (000)	Value
Internet (continued)
4.65%, 08/15/62	$13,748	$10,373,438
4.75%, 08/15/34(a)	18,731	18,382,826
4.80%, 05/15/30	8,032	8,145,056
4.88%, 05/15/33	25,675	25,665,500
4.88%, 11/15/35(a)	48,117	46,850,050
4.95%, 05/15/33	13,938	13,984,724
5.25%, 05/15/36	12,825	12,789,090
5.40%, 08/15/54	26,807	23,786,811
5.50%, 11/15/45	37,253	34,602,240
5.55%, 08/15/64	22,455	19,817,849
5.60%, 05/15/53	18,009	16,448,969
5.63%, 11/15/55(a)	50,093	45,848,700
5.75%, 05/15/63	13,855	12,752,020
5.75%, 11/15/65(a)	35,096	31,812,941
6.20%, 05/15/46	12,825	12,823,204
6.30%, 05/15/56	12,825	12,807,430
6.45%, 05/15/66	12,825	12,806,275
Netflix, Inc.
4.90%, 08/15/34(a)	8,691	8,729,640
5.40%, 08/15/54(a)	4,942	4,732,334
6.38%, 05/15/29	3,216	3,401,558
Uber Technologies, Inc.
4.15%, 01/15/31	7,223	7,079,137
4.30%, 01/15/30(a)	12,869	12,768,954
4.80%, 09/15/34	11,886	11,639,452
4.80%, 09/15/35(a)	9,802	9,542,022
5.35%, 09/15/54(a)	7,277	6,706,516
		1,541,165,946
Iron & Steel — 0.0%
ArcelorMittal SA, 6.80%, 11/29/32(a)	6,764	7,479,714
Steel Dynamics, Inc., 5.25%, 05/15/35	3,106	3,124,671
		10,604,385
Lodging — 0.2%
Las Vegas Sands Corp., 3.90%, 08/08/29	2,495	2,406,951
Marriott International, Inc., 5.50%, 04/15/37	11,686	11,692,859
Marriott International, Inc./MD
5.10%, 05/01/38	9,689	9,381,616
5.30%, 05/15/34	8,164	8,252,726
5.35%, 03/15/35	6,881	6,931,516
Series FF, 4.63%, 06/15/30(a)	6,982	6,973,256
Series GG, 3.50%, 10/15/32	7,992	7,362,651
Series HH, 2.85%, 04/15/31	6,283	5,753,459
		58,755,034
Machinery — 0.7%
Caterpillar Financial Services Corp., 4.70%, 11/15/29	7,827	7,938,838
Caterpillar, Inc.
2.60%, 04/09/30(a)	7,823	7,353,468
3.25%, 09/19/49	6,923	4,829,976
3.25%, 04/09/50	10,648	7,414,773
3.80%, 08/15/42(a)	15,027	12,479,617
5.20%, 05/15/35(a)	12,871	13,194,395
5.20%, 05/27/41	7,418	7,387,975
Deere & Co.
3.75%, 04/15/50	7,462	5,676,069
3.90%, 06/09/42(a)	8,830	7,471,956
5.45%, 01/16/35	7,140	7,428,512
5.70%, 01/19/55(a)	6,161	6,267,321

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Machinery (continued)
GE Vernova, Inc.
4.88%, 02/04/36(a)	$9,594	$9,473,698
5.50%, 02/04/56	8,544	8,200,721
Ingersoll Rand, Inc.
5.18%, 06/15/29	5,373	5,491,874
5.45%, 06/15/34	5,199	5,311,950
5.70%, 08/14/33	7,774	8,095,543
John Deere Capital Corp.
4.40%, 09/08/31	9,119	9,097,007
4.70%, 06/10/30(a)	9,888	10,006,082
4.85%, 06/11/29(a)	3,660	3,723,664
4.90%, 03/07/31(a)	7,629	7,788,770
5.10%, 04/11/34(a)	7,772	7,920,443
5.15%, 09/08/33	8,410	8,670,331
Series 1, 5.05%, 06/12/34(a)	7,365	7,480,180
Series I, 4.55%, 06/05/30(a)	8,098	8,154,488
Otis Worldwide Corp.
2.57%, 02/15/30(a)	9,003	8,375,936
3.11%, 02/15/40	5,987	4,568,513
3.36%, 02/15/50(a)	2,943	2,015,212
Regal Rexnord Corp.
6.30%, 02/15/30	10,374	10,870,603
6.40%, 04/15/33	7,983	8,484,014
Westinghouse Air Brake Technologies Corp., 5.50%, 05/29/35	5,191	5,306,668
		226,478,597
Manufacturing — 0.3%
3M Co.
2.38%, 08/26/29	8,085	7,584,350
3.25%, 08/26/49(a)	7,407	4,975,192
4.00%, 09/14/48(a)	7,091	5,478,189
Eaton Corp.
4.15%, 03/15/33(a)	7,516	7,280,929
4.15%, 11/02/42	5,668	4,875,195
4.20%, 03/06/31	15,586	15,378,002
4.50%, 03/06/33	8,231	8,105,973
4.80%, 03/06/36	19,006	18,696,881
5.45%, 03/06/56(a)	7,001	6,773,159
Parker-Hannifin Corp.
3.25%, 06/14/29	6,683	6,462,705
4.00%, 06/14/49(a)	2,633	2,065,460
4.50%, 09/15/29	6,660	6,691,323
Teledyne Technologies, Inc., 2.75%, 04/01/31	5,553	5,082,013
		99,449,371
Media — 2.9%
Charter Communications Operating LLC/Charter Communications Operating Capital
2.30%, 02/01/32(a)	9,007	7,686,034
2.80%, 04/01/31	13,663	12,224,626
3.50%, 06/01/41(a)	11,449	7,916,851
3.50%, 03/01/42(a)	10,358	7,037,460
3.70%, 04/01/51(a)	15,940	9,750,125
3.85%, 04/01/61	17,154	9,886,298
3.90%, 06/01/52	20,856	13,074,668
3.95%, 06/30/62	12,091	7,052,426
4.40%, 04/01/33	8,516	7,902,584
4.40%, 12/01/61	11,842	7,533,214
4.80%, 03/01/50	20,621	15,130,166
5.13%, 07/01/49	9,316	7,103,193
Security	Par (000)	Value
Media (continued)
5.25%, 04/01/53(a)	$11,687	$9,090,117
5.38%, 04/01/38	5,554	4,986,217
5.38%, 05/01/47(a)	19,516	15,620,279
5.50%, 04/01/63	7,890	6,017,796
5.75%, 04/01/48	19,476	16,308,040
5.85%, 12/01/35	10,287	10,034,521
6.10%, 06/01/29	5,442	5,616,479
6.38%, 10/23/35	16,189	16,328,969
6.48%, 10/23/45(a)	26,970	24,830,532
6.55%, 06/01/34	13,503	13,963,385
6.65%, 02/01/34	9,117	9,446,670
6.70%, 12/01/55(a)	6,724	6,330,675
Comcast Corp.
1.50%, 02/15/31(a)	13,655	11,841,352
1.95%, 01/15/31	14,526	12,896,024
2.45%, 08/15/52(a)	11,933	6,173,659
2.65%, 02/01/30	14,928	13,971,465
2.65%, 08/15/62	11,338	5,561,320
2.80%, 01/15/51(a)	12,802	7,270,512
2.89%, 11/01/51	37,823	21,694,112
2.94%, 11/01/56(a)	47,624	26,195,800
2.99%, 11/01/63(a)	32,872	17,243,133
3.20%, 07/15/36(a)	6,455	5,394,198
3.25%, 11/01/39	12,089	9,301,472
3.40%, 04/01/30	13,816	13,272,631
3.40%, 07/15/46(a)	12,283	8,344,552
3.45%, 02/01/50(a)	14,411	9,435,213
3.75%, 04/01/40	13,952	11,300,434
3.90%, 03/01/38	9,550	8,193,784
3.97%, 11/01/47	15,017	10,993,429
4.00%, 08/15/47	8,280	6,118,491
4.00%, 03/01/48	9,303	6,817,492
4.00%, 11/01/49	18,090	13,071,566
4.05%, 11/01/52(a)	10,480	7,474,134
4.20%, 08/15/34	11,645	10,944,128
4.25%, 10/15/30(a)	11,908	11,761,449
4.25%, 01/15/33	15,500	14,938,982
4.40%, 08/15/35(a)	5,972	5,629,330
4.60%, 10/15/38	9,772	8,915,134
4.60%, 08/15/45	7,872	6,549,920
4.65%, 02/15/33(a)	6,032	5,955,775
4.70%, 10/15/48(a)	13,382	10,900,406
4.80%, 05/15/33(a)	5,324	5,281,916
4.95%, 10/15/58	8,937	7,282,836
5.17%, 01/15/37(b)	5,148	5,012,441
5.30%, 06/01/34(a)	9,173	9,292,088
5.30%, 05/15/35(a)	6,705	6,811,369
5.35%, 05/15/53(a)	12,001	10,517,588
5.50%, 11/15/32(a)	7,143	7,420,486
5.50%, 05/15/64(a)	11,219	9,791,861
5.65%, 06/15/35(a)	4,924	5,088,951
5.65%, 06/01/54(a)	9,836	8,974,374
6.05%, 05/15/55(a)	8,050	7,896,732
7.05%, 03/15/33(a)	5,869	6,574,044
Fox Corp.
5.48%, 01/25/39(a)	8,882	8,642,141
5.58%, 01/25/49(a)	13,014	11,998,756
6.50%, 10/13/33	9,288	9,963,907
Time Warner Cable Enterprises LLC, 8.38%, 07/15/33	7,490	8,486,353

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Media (continued)
Time Warner Cable LLC
4.50%, 09/15/42	$10,562	$7,941,286
5.50%, 09/01/41	11,858	10,214,600
5.88%, 11/15/40	9,925	8,937,088
6.55%, 05/01/37	11,111	11,163,331
6.75%, 06/15/39	10,510	10,425,702
7.30%, 07/01/38	11,121	11,628,779
TWDC Enterprises 18 Corp., 4.13%, 06/01/44	4,468	3,689,935
Walt Disney Co.(The)
2.00%, 09/01/29	15,528	14,452,497
2.65%, 01/13/31	19,938	18,520,039
2.75%, 09/01/49	19,908	12,271,277
3.50%, 05/13/40	11,312	9,272,906
3.60%, 01/13/51(a)	22,399	16,217,595
3.80%, 03/22/30(a)	7,275	7,135,458
3.80%, 05/13/60	9,216	6,577,296
4.00%, 03/14/31(a)	13,722	13,488,651
4.63%, 03/14/36(a)	11,972	11,661,677
4.63%, 03/23/40(a)	8,284	7,762,468
4.70%, 03/23/50(a)	10,709	9,339,898
6.20%, 12/15/34(a)	5,564	6,120,565
6.40%, 12/15/35	5,633	6,253,165
6.65%, 11/15/37	9,480	10,694,032
		901,835,310
Mining — 0.7%
Barrick North America Finance LLC
5.70%, 05/30/41	7,144	7,182,535
5.75%, 05/01/43	5,890	5,876,557
Barrick PD Australia Finance Pty. Ltd., 5.95%, 10/15/39	6,309	6,497,098
BHP Billiton Finance USA Ltd.
4.13%, 02/24/42	10,774	9,164,439
4.90%, 02/28/33	7,966	8,012,691
5.00%, 02/21/30	9,252	9,441,790
5.00%, 09/30/43	19,178	17,932,730
5.13%, 02/21/32	4,166	4,266,248
5.25%, 09/08/30(a)	8,177	8,421,865
5.25%, 09/08/33(a)	9,961	10,210,793
5.30%, 02/21/35(a)	8,350	8,528,660
5.50%, 09/08/53(a)	6,255	6,077,644
5.75%, 09/05/55(a)	5,701	5,727,750
Freeport-McMoRan, Inc., 5.45%, 03/15/43(a)	12,891	12,327,501
Newmont Corp., 2.60%, 07/15/32(a)	6,168	5,578,865
Newmont Corp./Newcrest Finance Pty. Ltd., 5.35%, 03/15/34	6,960	7,175,951
Rio Tinto Alcan, Inc., 6.13%, 12/15/33	5,971	6,408,079
Rio Tinto Finance USA Ltd.
2.75%, 11/02/51	10,235	6,227,320
5.20%, 11/02/40	9,273	9,106,781
Rio Tinto Finance USA PLC
4.13%, 08/21/42	5,786	4,890,318
4.88%, 03/14/30	21,903	22,225,401
5.00%, 03/14/32	9,814	9,996,828
5.13%, 03/09/53	9,850	9,047,430
5.25%, 03/14/35	8,934	9,111,648
5.75%, 03/14/55(a)	14,803	14,852,069
5.88%, 03/14/65	6,181	6,226,128
		230,515,119
Security	Par (000)	Value
Office & Business Equipment — 0.0%
CDW LLC/CDW Finance Corp., 3.57%, 12/01/31	$6,922	$6,377,284
Oil & Gas — 3.8%
BP Capital Markets America, Inc.
1.75%, 08/10/30(a)	8,291	7,434,663
2.72%, 01/12/32	7,559	6,845,482
2.77%, 11/10/50	17,460	10,665,237
2.94%, 06/04/51	16,988	10,687,932
3.00%, 02/24/50	16,156	10,406,989
3.00%, 03/17/52(a)	11,247	7,086,821
3.06%, 06/17/41	10,231	7,704,153
3.38%, 02/08/61	13,415	8,609,833
3.63%, 04/06/30	7,950	7,741,794
4.81%, 02/13/33	17,809	17,856,571
4.89%, 09/11/33(a)	11,704	11,749,712
4.97%, 10/17/29(a)	5,013	5,114,368
4.99%, 04/10/34	9,201	9,264,226
5.23%, 11/17/34(a)	16,525	16,830,022
Canadian Natural Resources Ltd.
4.95%, 06/01/47	3,724	3,249,076
5.00%, 12/15/29	5,937	6,021,858
5.40%, 12/15/34(a)	4,694	4,764,230
6.25%, 03/15/38	7,938	8,411,610
Cenovus Energy, Inc., 3.75%, 02/15/52(a)	4,152	2,930,675
Chevron Corp.
2.24%, 05/11/30(a)	5,239	4,843,718
3.08%, 05/11/50	7,810	5,231,515
Chevron USA, Inc.
2.34%, 08/12/50(a)	6,415	3,672,387
4.30%, 10/15/30(a)	8,593	8,603,795
4.50%, 10/15/32(a)	12,937	12,973,330
4.69%, 04/15/30	10,019	10,149,256
4.85%, 10/15/35(a)	7,549	7,549,664
4.98%, 04/15/35(a)	6,993	7,082,292
ConocoPhillips, 6.50%, 02/01/39(a)	11,333	12,562,359
ConocoPhillips Co.
3.76%, 03/15/42	6,862	5,551,336
3.80%, 03/15/52	8,230	6,006,975
4.03%, 03/15/62	13,380	9,622,410
4.30%, 11/15/44	7,511	6,313,933
4.70%, 01/15/30	14,423	14,568,257
5.00%, 01/15/35(a)	10,025	10,066,240
5.05%, 09/15/33	7,181	7,312,245
5.30%, 05/15/53	12,538	11,587,068
5.50%, 01/15/55(a)	12,814	12,182,317
5.55%, 03/15/54	6,415	6,153,856
Coterra Energy, Inc.
5.40%, 02/15/35	5,597	5,643,064
5.90%, 02/15/55	5,709	5,489,609
Devon Energy Corp.
4.75%, 05/15/42	8,766	7,716,779
5.00%, 06/15/45(a)	6,316	5,561,215
5.20%, 09/15/34(a)	10,970	10,993,749
5.60%, 07/15/41(a)	8,627	8,396,831
5.75%, 09/15/54(a)	8,306	7,818,855
Diamondback Energy, Inc.
3.13%, 03/24/31(a)	6,257	5,849,335
3.50%, 12/01/29	7,878	7,613,841
5.15%, 01/30/30	7,629	7,804,260
5.40%, 04/18/34	9,122	9,307,835

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
5.55%, 04/01/35(a)	$9,237	$9,474,542
5.75%, 04/18/54	10,663	10,201,184
5.90%, 04/18/64	9,055	8,722,233
6.25%, 03/15/33	6,371	6,825,882
EOG Resources, Inc.
4.38%, 04/15/30	5,640	5,623,059
4.40%, 01/15/31	13,443	13,346,930
4.95%, 04/15/50(a)	6,638	5,886,612
5.00%, 07/15/32	6,292	6,378,000
5.35%, 01/15/36(a)	8,610	8,728,700
5.65%, 12/01/54(a)	9,543	9,262,607
5.95%, 07/15/55	5,485	5,551,020
EQT Corp.
4.75%, 01/15/31(a)	7,539	7,503,557
5.75%, 02/01/34	5,534	5,724,994
Equinor ASA
2.38%, 05/22/30	1,449	1,342,536
3.13%, 04/06/30(a)	3,707	3,544,923
3.25%, 11/18/49	1,812	1,253,366
3.70%, 04/06/50	1,709	1,279,026
3.95%, 05/15/43	1,649	1,358,360
4.75%, 11/14/35(a)	3,225	3,173,870
4.80%, 11/08/43	1,854	1,703,877
5.10%, 08/17/40	1,661	1,636,472
5.13%, 06/03/35(a)	5,500	5,597,653
Expand Energy Corp.
4.75%, 02/01/32	8,183	8,023,950
5.38%, 03/15/30	2,969	2,999,063
5.70%, 01/15/35	5,532	5,636,617
Exxon Mobil Corp.
2.44%, 08/16/29(a)	10,782	10,238,092
2.61%, 10/15/30(a)	16,686	15,590,075
3.00%, 08/16/39	8,987	7,153,482
3.10%, 08/16/49	9,833	6,642,816
3.45%, 04/15/51	25,447	18,073,396
3.48%, 03/19/30	17,663	17,175,908
3.57%, 03/06/45	9,639	7,444,574
4.11%, 03/01/46	17,497	14,474,154
4.23%, 03/19/40	12,106	10,914,271
4.33%, 03/19/50	20,354	16,920,370
Hess Corp.
5.60%, 02/15/41	9,827	10,016,712
6.00%, 01/15/40	5,155	5,465,206
Marathon Petroleum Corp.
4.75%, 09/15/44	4,370	3,739,567
5.15%, 03/01/30(a)	8,521	8,698,560
5.70%, 03/01/35(a)	6,160	6,327,349
6.50%, 03/01/41(a)	10,024	10,731,149
Occidental Petroleum Corp.
5.38%, 01/01/32(a)	5,597	5,730,787
5.55%, 10/01/34(a)	9,793	9,967,439
6.05%, 10/01/54	8,183	7,959,396
6.45%, 09/15/36	13,363	14,360,924
6.60%, 03/15/46(a)	8,861	9,253,520
6.63%, 09/01/30	9,637	10,280,154
7.50%, 05/01/31	6,736	7,493,756
8.88%, 07/15/30	8,409	9,578,053
Phillips 66
2.15%, 12/15/30	6,553	5,883,464
3.30%, 03/15/52(a)	8,362	5,411,956
4.65%, 11/15/34(a)	8,398	8,152,900
Security	Par (000)	Value
Oil & Gas (continued)
4.88%, 11/15/44	$10,747	$9,407,047
5.88%, 05/01/42	11,133	11,182,917
Phillips 66 Co.
5.25%, 06/15/31(a)	8,655	8,852,633
5.30%, 06/30/33(a)	6,280	6,399,513
Pioneer Natural Resources Co.
1.90%, 08/15/30	7,071	6,385,822
2.15%, 01/15/31(a)	4,545	4,105,879
Shell Finance U.S., Inc.
2.38%, 11/07/29	12,494	11,717,860
2.75%, 04/06/30	6,955	6,556,240
3.00%, 11/26/51(a)(b)	9,211	5,888,194
3.13%, 11/07/49(a)(b)	9,092	6,032,610
3.25%, 04/06/50(a)	12,067	8,240,307
3.75%, 09/12/46	7,784	5,976,109
4.00%, 05/10/46	15,661	12,487,815
4.13%, 11/06/30	12,377	12,235,262
4.13%, 05/11/35(a)	10,118	9,599,319
4.38%, 05/11/45	20,704	17,550,445
4.55%, 08/12/43	7,114	6,285,525
4.75%, 01/06/36	8,246	8,092,159
5.50%, 03/25/40(b)	5,931	6,016,801
6.38%, 12/15/38(b)	13,195	14,523,188
Suncor Energy, Inc.
3.75%, 03/04/51(a)	5,805	4,115,821
4.00%, 11/15/47(a)	3,772	2,846,982
6.85%, 06/01/39	5,465	6,027,158
TotalEnergies Capital International SA
2.83%, 01/10/30	14,046	13,338,587
2.99%, 06/29/41	7,161	5,350,773
3.13%, 05/29/50	16,714	11,090,585
3.39%, 06/29/60(a)	5,834	3,761,231
3.46%, 07/12/49	9,171	6,485,210
TotalEnergies Capital SA
4.72%, 09/10/34(a)	6,239	6,199,183
5.15%, 04/05/34	10,738	10,967,482
5.28%, 09/10/54(a)	7,687	7,175,580
5.43%, 09/10/64(a)	8,501	7,900,824
5.49%, 04/05/54(a)	12,785	12,267,975
5.64%, 04/05/64	11,607	11,152,117
TotalEnergies Capital USA LLC
4.25%, 01/13/31	10,800	10,683,635
4.57%, 01/13/33	13,379	13,216,326
4.86%, 01/13/36	7,946	7,817,292
Valero Energy Corp.
3.65%, 12/01/51	6,433	4,403,380
5.15%, 03/10/36	8,198	8,058,766
6.63%, 06/15/37	9,769	10,719,447
Woodside Finance Ltd.
5.10%, 09/12/34	12,216	12,053,015
5.40%, 05/19/30	9,165	9,361,264
5.70%, 09/12/54	6,921	6,473,966
6.00%, 05/19/35	8,191	8,537,777
		1,189,600,662
Oil & Gas Services — 0.4%
Baker Hughes Holdings LLC, 5.13%, 09/15/40	7,067	6,832,608
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.
4.08%, 12/15/47(a)	10,075	7,952,818
4.35%, 06/15/31	13,106	12,951,875
4.65%, 06/15/33	11,004	10,824,977

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas Services (continued)
5.00%, 06/15/36(a)	$11,949	$11,746,691
5.85%, 06/15/56(a)	16,440	16,192,593
Halliburton Co.
2.92%, 03/01/30(a)	12,907	12,170,603
4.75%, 08/01/43	5,150	4,533,712
4.85%, 11/15/35(a)	9,263	9,054,308
5.00%, 11/15/45	13,656	12,245,817
6.70%, 09/15/38	5,182	5,756,914
7.45%, 09/15/39	6,715	7,908,726
		118,171,642
Packaging & Containers — 0.2%
Amcor Flexibles North America, Inc.
2.69%, 05/25/31	5,796	5,252,771
5.13%, 03/12/36(a)	4,914	4,794,139
5.50%, 03/17/35(a)	6,766	6,863,043
Berry Global, Inc.
5.65%, 01/15/34(a)	5,693	5,834,021
5.80%, 06/15/31	5,693	5,928,270
Smurfit Kappa Treasury ULC
5.20%, 01/15/30(a)	7,952	8,105,548
5.44%, 04/03/34	7,843	7,961,865
5.78%, 04/03/54(a)	7,459	7,178,067
Smurfit Westrock Financing DAC
5.19%, 01/15/36(a)	7,176	7,060,090
5.42%, 01/15/35	5,766	5,800,053
		64,777,867
Pharmaceuticals — 7.1%
AbbVie, Inc.
3.20%, 11/21/29	34,701	33,382,594
4.05%, 11/21/39(a)	36,263	31,721,679
4.13%, 03/15/31	14,218	13,996,388
4.25%, 11/21/49	44,161	35,621,579
4.30%, 05/14/36	7,806	7,370,136
4.40%, 03/15/33	14,786	14,495,193
4.40%, 11/06/42	20,395	17,871,343
4.45%, 05/14/46	20,227	17,215,285
4.50%, 05/14/35	22,020	21,255,234
4.55%, 03/15/35	20,495	19,887,625
4.70%, 05/14/45	21,935	19,360,243
4.75%, 03/15/36	9,411	9,195,656
4.75%, 03/15/45	5,955	5,292,181
4.85%, 06/15/44	10,036	9,106,342
4.88%, 03/15/30	5,891	5,995,397
4.88%, 11/14/48	18,034	16,051,254
4.95%, 03/15/31(a)	9,187	9,378,482
5.05%, 03/15/34(a)	20,503	20,778,708
5.20%, 03/15/35	8,153	8,287,313
5.35%, 03/15/44	5,629	5,458,991
5.40%, 03/15/54(a)	22,752	21,581,298
5.50%, 03/15/64	10,440	9,889,354
5.55%, 03/15/56	12,327	11,936,621
5.60%, 03/15/55	6,402	6,247,191
Astrazeneca Finance LLC
2.25%, 05/28/31	5,254	4,740,310
4.60%, 03/02/36	7,372	7,181,303
4.90%, 02/26/31(a)	8,539	8,711,434
5.00%, 02/26/34	11,640	11,794,102
AstraZeneca PLC
1.38%, 08/06/30	13,439	11,901,347
3.00%, 05/28/51(a)	7,631	5,040,760
Security	Par (000)	Value
Pharmaceuticals (continued)
4.00%, 09/18/42	$7,152	$6,027,362
4.38%, 11/16/45	6,966	6,017,951
4.38%, 08/17/48	7,315	6,215,506
6.45%, 09/15/37	19,918	22,216,219
Becton Dickinson & Co.
1.96%, 02/11/31(a)	12,165	10,741,308
2.82%, 05/20/30	6,764	6,324,604
4.67%, 06/06/47	655	568,125
Bristol-Myers Squibb Co.
1.45%, 11/13/30(a)	10,719	9,440,215
2.35%, 11/13/40(a)	11,809	8,253,471
2.55%, 11/13/50(a)	15,439	8,962,735
2.95%, 03/15/32	13,036	11,963,609
3.40%, 07/26/29	9,356	9,095,198
3.55%, 03/15/42	8,779	6,933,932
3.70%, 03/15/52	16,594	11,983,339
3.90%, 03/15/62	12,977	9,151,421
4.13%, 06/15/39(a)	13,861	12,336,192
4.25%, 10/26/49	27,645	22,146,844
4.35%, 11/15/47	8,447	6,960,668
4.55%, 02/20/48	10,539	8,914,599
5.10%, 02/22/31	5,219	5,359,208
5.20%, 02/22/34(a)	17,018	17,412,724
5.55%, 02/22/54	19,727	18,927,952
5.75%, 02/01/31(a)	6,496	6,849,128
5.90%, 11/15/33	4,751	5,086,814
Cardinal Health, Inc.
5.00%, 11/15/29	7,274	7,372,644
5.35%, 11/15/34	5,073	5,132,136
Cencora, Inc.
2.70%, 03/15/31	6,792	6,205,565
4.90%, 02/13/36	8,009	7,833,899
CVS Health Corp.
1.75%, 08/21/30	10,107	8,942,687
1.88%, 02/28/31	8,213	7,199,899
2.13%, 09/15/31	7,485	6,530,655
3.25%, 08/15/29(a)	14,672	14,077,853
3.75%, 04/01/30(a)	14,392	13,943,740
4.78%, 03/25/38	42,326	39,228,693
5.00%, 09/15/32(a)	5,924	5,946,851
5.05%, 03/25/48(a)	60,880	52,471,851
5.13%, 02/21/30(a)	7,854	7,982,733
5.13%, 07/20/45	27,825	24,575,277
5.25%, 01/30/31(a)	6,671	6,809,171
5.25%, 02/21/33(a)	10,739	10,898,898
5.30%, 06/01/33	19,796	20,050,394
5.30%, 12/05/43	7,296	6,684,170
5.40%, 06/01/29(a)	3,588	3,670,439
5.45%, 09/15/35(a)	11,427	11,502,286
5.55%, 06/01/31(a)	7,268	7,510,114
5.63%, 02/21/53	8,953	8,230,853
5.70%, 06/01/34	9,044	9,323,691
5.88%, 06/01/53(a)	11,360	10,793,477
6.00%, 06/01/44	8,490	8,376,855
6.00%, 06/01/63	5,976	5,675,234
6.05%, 06/01/54(a)	9,698	9,454,696
6.20%, 09/15/55	9,121	9,063,156
Eli Lilly & Co.
2.25%, 05/15/50	13,288	7,442,872
2.50%, 09/15/60(a)	7,138	3,788,653
3.95%, 03/15/49(a)	9,622	7,524,349

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
4.20%, 08/14/29(a)	$6,103	$6,100,745
4.25%, 03/15/31(a)	6,893	6,855,801
4.55%, 10/15/32(a)	7,049	7,052,495
4.60%, 08/14/34	7,855	7,756,695
4.70%, 02/27/33(a)	7,854	7,916,413
4.70%, 02/09/34	16,560	16,504,999
4.75%, 02/12/30	11,000	11,186,791
4.88%, 02/27/53	10,050	8,939,898
4.90%, 02/12/32(a)	7,819	7,978,688
4.90%, 10/15/35(a)	7,299	7,287,391
4.95%, 02/27/63	6,342	5,539,802
5.00%, 02/09/54	10,332	9,357,676
5.05%, 08/14/54	11,345	10,344,896
5.10%, 02/12/35	7,932	8,071,664
5.10%, 02/09/64	10,672	9,552,159
5.20%, 08/14/64(a)	8,040	7,298,968
5.50%, 02/12/55	9,021	8,793,154
5.55%, 10/15/55(a)	7,307	7,166,231
5.60%, 02/12/65	5,698	5,527,573
5.65%, 10/15/65	8,226	8,046,642
GlaxoSmithKline Capital PLC, 3.38%, 06/01/29	5,059	4,927,162
GlaxoSmithKline Capital, Inc.
4.50%, 04/15/30(a)	6,403	6,440,249
4.88%, 04/15/35(a)	5,664	5,640,407
6.38%, 05/15/38	22,630	25,090,442
Johnson & Johnson
1.30%, 09/01/30(a)	13,660	12,150,269
2.10%, 09/01/40(a)	13,508	9,445,324
2.25%, 09/01/50(a)	12,060	6,922,481
2.45%, 09/01/60(a)	9,285	4,967,166
3.40%, 01/15/38	9,084	7,865,391
3.50%, 01/15/48	6,372	4,796,216
3.55%, 03/01/36	11,697	10,644,230
3.63%, 03/03/37	9,975	8,947,172
3.70%, 03/01/46	11,333	8,987,100
3.75%, 03/03/47(a)	10,231	8,081,677
4.38%, 12/05/33	14,251	14,251,070
4.70%, 03/01/30	9,374	9,571,370
4.80%, 06/01/29(a)	3,527	3,605,394
4.85%, 03/01/32(a)	8,096	8,326,739
4.90%, 06/01/31(a)	10,643	10,972,095
4.95%, 06/01/34(a)	10,675	11,014,207
5.00%, 03/01/35(a)	7,089	7,288,197
5.25%, 06/01/54(a)	6,711	6,621,990
5.95%, 08/15/37(a)	6,925	7,613,206
Merck & Co., Inc.
1.45%, 06/24/30(a)	6,213	5,534,344
2.15%, 12/10/31	14,067	12,447,988
2.35%, 06/24/40	5,659	4,003,871
2.45%, 06/24/50	13,379	7,697,288
2.75%, 12/10/51	16,070	9,703,521
2.90%, 12/10/61	10,839	6,155,758
3.70%, 02/10/45	17,740	13,712,910
3.90%, 03/07/39(a)	7,533	6,602,962
4.00%, 03/07/49	12,752	9,947,056
4.15%, 09/15/30(a)	8,479	8,428,774
4.15%, 03/15/31	9,790	9,662,242
4.15%, 05/18/43	11,101	9,357,266
4.30%, 05/17/30	6,824	6,817,451
4.45%, 12/04/32(a)	9,399	9,309,466
4.50%, 05/17/33(a)	9,911	9,842,520
Security	Par (000)	Value
Pharmaceuticals (continued)
4.55%, 09/15/32(a)	$7,220	$7,234,309
4.75%, 12/04/35(a)	12,900	12,621,778
4.90%, 05/17/44	6,233	5,697,375
4.95%, 09/15/35	8,652	8,629,596
5.00%, 05/17/53(a)	13,496	12,090,118
5.15%, 05/17/63	6,949	6,195,224
5.50%, 03/15/46	8,827	8,597,955
5.55%, 12/04/55(a)	12,458	11,989,732
5.70%, 09/15/55(a)	8,648	8,492,370
5.70%, 12/04/65(a)	6,862	6,651,296
Mylan, Inc., 5.20%, 04/15/48	3,845	3,063,830
Novartis Capital Corp.
2.20%, 08/14/30(a)	14,116	12,924,042
2.75%, 08/14/50(a)	7,166	4,491,020
3.80%, 09/18/29	5,513	5,434,067
4.00%, 09/18/31(a)	5,411	5,323,832
4.00%, 11/20/45	11,541	9,457,756
4.10%, 11/05/30	14,610	14,423,680
4.20%, 09/18/34(a)	7,340	7,082,545
4.30%, 11/05/32(a)	7,309	7,209,387
4.40%, 03/18/31	18,357	18,333,999
4.40%, 05/06/44	12,051	10,554,296
4.60%, 03/18/33	19,810	19,664,700
4.60%, 11/05/35(a)	7,665	7,485,733
4.70%, 09/18/54(a)	5,594	4,857,025
4.90%, 03/18/36(a)	22,959	22,780,142
5.60%, 03/18/46	7,887	7,891,402
5.70%, 03/18/56(a)	18,529	18,526,067
Pfizer Investment Enterprises Pte. Ltd.
4.65%, 05/19/30(a)	16,541	16,646,484
4.75%, 05/19/33	37,151	36,975,149
5.11%, 05/19/43	24,608	23,155,705
5.30%, 05/19/53	47,389	43,867,590
5.34%, 05/19/63	32,013	28,983,072
Pfizer, Inc.
1.70%, 05/28/30(a)	8,732	7,870,359
1.75%, 08/18/31(a)	9,897	8,664,276
2.55%, 05/28/40	10,955	7,941,637
2.63%, 04/01/30	8,471	7,938,929
2.70%, 05/28/50(a)	6,467	3,959,375
3.90%, 03/15/39	6,971	6,040,583
4.00%, 12/15/36(a)	7,924	7,300,804
4.00%, 03/15/49	10,589	8,287,076
4.13%, 12/15/46(a)	11,543	9,360,952
4.20%, 11/15/30(a)	7,720	7,655,856
4.20%, 09/15/48	11,420	9,223,485
4.30%, 06/15/43	7,528	6,447,491
4.40%, 05/15/44(a)	6,542	5,675,368
4.50%, 11/15/32	6,059	5,994,631
4.88%, 11/15/35	9,693	9,597,601
7.20%, 03/15/39	18,882	22,075,992
Sanofi SA, 4.20%, 11/03/32	5,046	4,957,254
Takeda Pharmaceutical Co. Ltd.
2.05%, 03/31/30	18,037	16,423,944
3.03%, 07/09/40	10,819	8,134,860
3.18%, 07/09/50(a)	13,371	8,752,380
3.38%, 07/09/60(a)	7,035	4,410,673
5.30%, 07/05/34	7,963	8,078,236
5.65%, 07/05/44	5,539	5,418,901
Takeda U.S. Financing, Inc.
5.20%, 07/07/35	12,037	12,044,536

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
5.90%, 07/07/55(a)	$8,123	$8,043,737
Utah Acquisition Sub, Inc., 5.25%, 06/15/46	4,545	3,690,224
Viatris, Inc.
2.70%, 06/22/30	8,467	7,719,637
3.85%, 06/22/40	7,843	6,011,165
4.00%, 06/22/50	9,775	6,482,995
Wyeth LLC
5.95%, 04/01/37(a)	16,121	17,162,544
6.50%, 02/01/34	4,048	4,472,341
Zoetis, Inc.
2.00%, 05/15/30	11,456	10,412,470
4.70%, 02/01/43	9,573	8,533,437
5.00%, 08/17/35(a)	10,066	9,995,897
5.60%, 11/16/32	5,400	5,648,644
		2,221,309,476
Pipelines — 4.2%
Cheniere Corpus Christi Holdings LLC, 3.70%, 11/15/29(a)	7,927	7,703,162
Cheniere Energy Partners LP
3.25%, 01/31/32	4,836	4,426,217
4.00%, 03/01/31	12,169	11,726,508
4.50%, 10/01/29	12,693	12,626,091
5.55%, 10/30/35(a)	10,169	10,359,355
5.75%, 08/15/34(a)	6,728	6,965,383
5.95%, 06/30/33	11,708	12,279,210
Cheniere Energy, Inc.
5.20%, 07/30/36(a)(b)	6,549	6,468,009
5.65%, 04/15/34	10,517	10,835,221
6.00%, 07/30/56(b)	10,261	10,111,923
Eastern Energy Gas Holdings LLC, 5.65%, 10/15/54	6,672	6,277,355
Enbridge, Inc.
2.50%, 08/01/33(a)	6,785	5,783,119
3.13%, 11/15/29(a)	8,388	8,000,067
3.40%, 08/01/51	8,099	5,449,225
4.85%, 03/27/31(a)	11,356	11,400,392
5.45%, 03/27/36	10,187	10,276,282
5.50%, 12/01/46	5,717	5,439,381
5.55%, 06/20/35	6,235	6,368,109
5.63%, 04/05/34(a)	9,239	9,536,007
5.70%, 03/08/33	13,934	14,435,656
5.95%, 04/05/54(a)	9,761	9,731,899
6.20%, 11/15/30	5,712	6,045,252
6.70%, 11/15/53(a)	9,976	10,850,312
Energy Transfer LP
3.75%, 05/15/30	12,633	12,223,505
4.55%, 01/15/31(a)	7,544	7,476,770
5.00%, 05/15/50	16,854	14,036,925
5.15%, 03/15/45	9,856	8,637,167
5.25%, 07/01/29	5,672	5,786,577
5.30%, 04/15/47	6,603	5,830,017
5.35%, 01/15/36(a)	10,034	9,970,109
5.35%, 05/15/45	8,027	7,193,210
5.40%, 10/01/47	12,084	10,768,122
5.55%, 05/15/34	7,481	7,627,232
5.60%, 09/01/34	13,897	14,186,006
5.70%, 04/01/35	8,860	9,081,274
5.75%, 02/15/33	10,560	10,984,681
5.95%, 05/15/54	13,307	12,541,005
6.00%, 06/15/48	9,344	8,931,581
6.05%, 09/01/54	9,405	8,977,874
Security	Par (000)	Value
Pipelines (continued)
6.13%, 12/15/45	$7,341	$7,180,013
6.20%, 04/01/55	9,293	9,042,273
6.25%, 04/15/49	13,356	13,154,749
6.30%, 01/15/56(a)	7,468	7,368,112
6.40%, 12/01/30(a)	8,527	9,103,193
6.50%, 02/01/42	8,498	8,861,623
6.55%, 12/01/33	8,109	8,788,015
Enterprise Products Operating LLC
2.80%, 01/31/30	9,596	9,073,208
3.13%, 07/31/29(a)	6,957	6,708,922
3.20%, 02/15/52	7,446	4,875,853
3.30%, 02/15/53	7,546	5,001,545
3.70%, 01/31/51	11,570	8,416,669
3.95%, 01/31/60	8,858	6,399,506
4.20%, 01/31/50	8,514	6,806,798
4.25%, 02/15/48	8,472	6,868,391
4.45%, 02/15/43	13,336	11,593,902
4.60%, 01/15/31	7,013	7,019,815
4.80%, 02/01/49	10,868	9,476,449
4.85%, 01/31/34(a)	7,971	7,964,299
4.85%, 08/15/42	5,023	4,601,441
4.85%, 03/15/44	11,618	10,552,603
4.90%, 05/15/46	8,196	7,327,112
4.95%, 02/15/35	5,549	5,539,581
5.10%, 02/15/45	6,824	6,330,926
5.20%, 01/15/36(a)	11,799	11,876,796
5.35%, 01/31/33	8,307	8,574,432
5.55%, 02/16/55(a)	11,077	10,631,293
5.95%, 02/01/41(a)	6,327	6,630,981
Kinder Morgan Energy Partners LP
5.50%, 03/01/44	7,357	6,963,339
6.95%, 01/15/38	9,938	11,116,885
Kinder Morgan, Inc.
2.00%, 02/15/31(a)	5,453	4,830,670
3.60%, 02/15/51	6,827	4,724,797
4.80%, 02/01/33	6,542	6,481,194
5.05%, 02/15/46	5,601	4,995,947
5.15%, 06/01/30	6,112	6,248,795
5.20%, 06/01/33	10,162	10,326,967
5.20%, 03/01/48	6,747	6,078,681
5.30%, 12/01/34	9,807	9,899,868
5.40%, 02/01/34	5,865	6,000,802
5.45%, 08/01/52	5,804	5,344,682
5.55%, 06/01/45	16,005	15,261,174
5.85%, 06/01/35(a)	5,533	5,796,771
5.95%, 08/01/54(a)	7,191	7,086,275
7.75%, 01/15/32	4,810	5,509,440
MPLX LP
2.65%, 08/15/30(a)	7,431	6,858,274
4.50%, 04/15/38	20,214	18,223,412
4.70%, 04/15/48	11,625	9,502,118
4.80%, 02/15/31	9,806	9,824,397
4.95%, 09/01/32(a)	10,395	10,396,651
4.95%, 03/14/52	9,920	8,249,045
5.00%, 01/15/33	4,698	4,672,592
5.00%, 03/01/33	8,592	8,540,683
5.20%, 03/01/47	9,003	7,935,472
5.30%, 04/01/36(a)	7,008	6,892,475
5.40%, 04/01/35	8,092	8,081,875
5.40%, 09/15/35	11,560	11,519,118
5.50%, 06/01/34	10,528	10,656,750

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
5.50%, 02/15/49	$10,537	$9,545,689
5.95%, 04/01/55(a)	10,225	9,731,905
6.20%, 09/15/55(a)	7,152	7,048,772
ONEOK, Inc.
3.10%, 03/15/30(a)	5,246	4,957,131
3.95%, 03/01/50	6,474	4,590,247
4.75%, 10/15/31	6,044	6,003,376
4.95%, 10/15/32	5,900	5,862,139
5.05%, 11/01/34	12,123	11,870,777
5.20%, 07/15/48	8,579	7,553,405
5.40%, 10/15/35	10,212	10,192,020
5.70%, 11/01/54(a)	11,672	10,641,970
5.85%, 11/01/64(a)	5,784	5,315,365
6.05%, 09/01/33	11,697	12,294,706
6.10%, 11/15/32	5,901	6,230,342
6.25%, 10/15/55	9,191	9,022,578
6.63%, 09/01/53	14,803	15,241,548
Plains All American Pipeline LP, 5.95%, 06/15/35	8,289	8,540,841
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29	8,651	8,369,419
3.80%, 09/15/30	7,345	7,081,425
4.70%, 01/15/31	10,239	10,219,297
5.60%, 01/15/36	5,411	5,421,569
Sabine Pass Liquefaction LLC, 4.50%, 05/15/30	10,841	10,833,192
South Bow USA Infrastructure Holdings LLC
5.03%, 10/01/29	8,013	8,064,538
5.58%, 10/01/34	9,199	9,165,375
Targa Resources Corp.
4.20%, 02/01/33	9,754	9,253,449
4.35%, 04/15/31	6,660	6,527,693
4.90%, 09/15/30	5,462	5,501,798
4.95%, 04/15/52(a)	6,498	5,456,320
5.40%, 07/30/36	7,767	7,725,788
5.50%, 02/15/35	7,728	7,823,387
5.55%, 08/15/35(a)	8,069	8,163,218
5.65%, 02/15/36(a)	5,665	5,761,037
6.05%, 05/15/56	3,752	3,635,821
6.13%, 03/15/33	6,112	6,460,092
6.13%, 05/15/55	8,404	8,246,879
6.50%, 03/30/34	6,698	7,251,633
6.50%, 02/15/53(a)	6,102	6,299,676
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.00%, 01/15/32	8,003	7,610,139
4.88%, 02/01/31	6,679	6,672,529
5.50%, 03/01/30(a)	5,040	5,099,959
TransCanada PipeLines Ltd.
4.10%, 04/15/30	10,158	9,961,371
4.63%, 03/01/34	8,706	8,421,290
5.10%, 03/15/49(a)	3,230	2,985,451
6.10%, 06/01/40	7,841	8,165,574
6.20%, 10/15/37	7,965	8,438,332
7.63%, 01/15/39(a)	7,648	9,031,737
Transcontinental Gas Pipe Line Co. LLC, 5.10%, 03/15/36	5,568	5,514,739
Western Midstream Operating LP
4.05%, 02/01/30	7,248	7,055,031
5.25%, 02/01/50(a)	6,338	5,357,388
Security	Par (000)	Value
Pipelines (continued)
5.45%, 11/15/34	$6,298	$6,264,915
6.15%, 04/01/33	6,652	6,974,176
Williams Companies, Inc.(The)
2.60%, 03/15/31	13,359	12,127,348
3.50%, 11/15/30	8,809	8,383,033
4.63%, 06/30/30	7,079	7,066,739
4.65%, 08/15/32	5,772	5,710,953
4.85%, 03/01/48	6,382	5,478,110
5.10%, 09/15/45(a)	6,805	6,154,564
5.15%, 03/15/34	12,122	12,121,571
5.15%, 03/15/36	11,386	11,202,909
5.30%, 09/30/35	5,250	5,254,392
5.30%, 08/15/52(a)	5,980	5,396,354
5.60%, 03/15/35	9,393	9,602,923
5.65%, 03/15/33	8,946	9,263,706
5.80%, 11/15/54(a)	6,535	6,305,369
5.95%, 03/15/56(a)	7,975	7,810,043
6.30%, 04/15/40	8,285	8,783,483
		1,331,252,384
Private Equity — 0.0%
KKR & Co., Inc., 5.10%, 08/07/35(a)	7,027	6,840,260
Real Estate — 0.1%
CBRE Services, Inc.
4.90%, 01/15/33	5,980	5,905,148
5.25%, 06/01/36	3,775	3,708,508
5.95%, 08/15/34	6,484	6,760,045
		16,373,701
Real Estate Investment Trusts — 1.7%
Alexandria Real Estate Equities, Inc.
1.88%, 02/01/33	7,475	6,030,971
2.00%, 05/18/32	6,757	5,646,774
2.95%, 03/15/34(a)	7,560	6,382,171
3.38%, 08/15/31	6,678	6,146,014
5.25%, 03/15/36	7,107	6,915,730
American Tower Corp.
1.88%, 10/15/30	11,419	10,144,725
2.10%, 06/15/30(a)	4,279	3,872,116
2.90%, 01/15/30	4,729	4,449,016
2.95%, 01/15/51(a)	5,144	3,187,672
3.10%, 06/15/50(a)	9,299	5,967,664
3.80%, 08/15/29	6,950	6,790,887
4.70%, 12/15/32	7,262	7,168,834
4.90%, 03/15/30	6,347	6,412,079
5.55%, 07/15/33	8,227	8,467,474
5.65%, 03/15/33(a)	5,160	5,342,710
5.90%, 11/15/33	5,220	5,469,911
Boston Properties LP
2.45%, 10/01/33(a)	7,505	6,128,267
2.55%, 04/01/32(a)	7,977	6,918,683
3.25%, 01/30/31(a)	11,554	10,696,754
3.40%, 06/21/29(a)	4,310	4,141,140
5.75%, 01/15/35(a)	6,841	6,872,633
6.50%, 01/15/34(a)	4,228	4,461,951
Brixmor Operating Partnership LP
4.05%, 07/01/30	5,567	5,424,905
4.13%, 05/15/29	6,684	6,598,006
Crown Castle, Inc.
2.10%, 04/01/31	6,502	5,697,089
2.25%, 01/15/31	6,497	5,755,662
2.50%, 07/15/31	5,879	5,213,677

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
2.90%, 04/01/41	$15,076	$10,794,472
3.25%, 01/15/51(a)	6,629	4,277,407
3.30%, 07/01/30	5,867	5,525,505
5.10%, 05/01/33	5,429	5,384,066
5.60%, 06/01/29(a)	5,171	5,303,395
5.80%, 03/01/34(a)	5,025	5,167,986
Digital Realty Trust LP, 3.60%, 07/01/29	5,998	5,832,685
Equinix Europe 2 Financing Corp. LLC
4.60%, 11/15/30	10,361	10,298,680
4.70%, 03/15/33(a)	11,034	10,796,836
5.50%, 06/15/34(a)	4,417	4,502,129
Equinix, Inc.
2.15%, 07/15/30	4,361	3,932,603
2.50%, 05/15/31	8,698	7,800,139
3.20%, 11/18/29(a)	7,380	7,040,977
3.90%, 04/15/32	8,635	8,195,183
ERP Operating LP, 4.50%, 07/01/44	5,930	5,151,582
Extra Space Storage LP
4.95%, 01/15/33	3,680	3,645,983
5.50%, 07/01/30	6,721	6,895,937
GLP Capital LP/GLP Financing II, Inc.
3.25%, 01/15/32	4,879	4,375,938
5.63%, 09/15/34(a)	5,797	5,762,854
5.63%, 03/01/36	5,739	5,628,645
Healthpeak OP LLC
3.00%, 01/15/30	5,318	5,010,308
5.25%, 12/15/32(a)	4,324	4,366,156
Host Hotels & Resorts LP, Series I, 3.50%, 09/15/30	5,843	5,521,284
Prologis LP
1.25%, 10/15/30	8,409	7,312,289
2.25%, 04/15/30	12,111	11,151,602
4.75%, 06/15/33(a)	6,803	6,753,218
4.90%, 06/15/36	6,350	6,195,261
5.00%, 03/15/34	7,690	7,686,626
5.13%, 01/15/34(a)	5,689	5,740,159
5.25%, 05/15/35(a)	6,576	6,657,855
5.25%, 06/15/53(a)	7,728	7,197,467
5.25%, 03/15/54	7,489	6,957,537
Public Storage Operating Co., 5.35%, 08/01/53	6,938	6,534,043
Realty Income Corp.
3.25%, 01/15/31	9,482	8,924,820
4.75%, 04/15/33(a)	2,691	2,655,469
5.13%, 02/15/34(a)	6,607	6,653,996
5.63%, 10/13/32(a)	5,084	5,308,605
Simon Property Group LP
2.45%, 09/13/29	7,519	7,049,345
2.65%, 07/15/30(a)	5,603	5,211,638
3.25%, 09/13/49(a)	10,225	6,912,714
3.80%, 07/15/50(a)	6,789	5,049,744
4.30%, 01/15/31	8,058	7,947,619
4.75%, 09/26/34(a)	7,131	6,976,809
5.13%, 10/01/35(a)	7,660	7,649,933
VICI Properties LP
4.95%, 02/15/30	9,288	9,291,791
5.13%, 11/15/31	5,875	5,858,654
5.13%, 05/15/32	9,296	9,209,496
5.63%, 04/01/35(a)	10,362	10,384,540
5.63%, 05/15/52(a)	6,107	5,538,815
Welltower OP LLC
2.80%, 06/01/31(a)	5,916	5,434,810
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
3.10%, 01/15/30	$7,366	$7,018,487
4.50%, 07/01/30	10,547	10,549,517
5.13%, 07/01/35	9,528	9,549,631
Weyerhaeuser Co.
4.00%, 11/15/29(a)	6,483	6,357,650
4.00%, 04/15/30	7,060	6,878,011
		536,112,416
Retail — 2.5%
AutoZone, Inc.
4.00%, 04/15/30	5,319	5,203,873
4.75%, 08/01/32	4,772	4,743,187
Costco Wholesale Corp.
1.60%, 04/20/30	9,895	8,965,604
1.75%, 04/20/32	7,479	6,492,625
Dollar General Corp.
3.50%, 04/03/30	6,961	6,656,471
5.45%, 07/05/33(a)	7,459	7,590,736
Dollar Tree, Inc., 2.65%, 12/01/31	4,485	4,001,754
Home Depot, Inc.(The)
1.38%, 03/15/31(a)	7,133	6,183,621
1.88%, 09/15/31(a)	4,975	4,363,342
2.38%, 03/15/51	9,246	5,161,547
2.70%, 04/15/30	10,457	9,843,406
2.75%, 09/15/51	9,711	5,839,141
2.95%, 06/15/29	7,520	7,234,787
3.13%, 12/15/49	8,262	5,464,962
3.25%, 04/15/32	9,744	9,101,199
3.30%, 04/15/40	14,264	11,415,970
3.35%, 04/15/50(a)	15,653	10,787,550
3.50%, 09/15/56(a)	4,228	2,878,726
3.63%, 04/15/52(a)	14,945	10,663,311
3.90%, 06/15/47	11,361	8,804,157
4.20%, 04/01/43	6,693	5,653,531
4.25%, 04/01/46	12,628	10,415,471
4.40%, 03/15/45	10,801	9,140,048
4.50%, 09/15/32(a)	6,729	6,730,663
4.50%, 12/06/48(a)	10,984	9,213,750
4.65%, 09/15/35(a)	8,778	8,541,881
4.75%, 06/25/29	5,231	5,308,745
4.85%, 06/25/31(a)	6,868	7,014,544
4.88%, 02/15/44	9,404	8,565,844
4.95%, 06/25/34(a)	14,931	15,009,963
4.95%, 09/15/52(a)	7,015	6,236,261
5.30%, 06/25/54(a)	11,641	10,862,637
5.88%, 12/16/36(a)	20,779	22,130,406
5.95%, 04/01/41(a)	6,855	7,240,033
Lowe's Companies, Inc.
1.70%, 10/15/30	12,429	11,006,139
2.63%, 04/01/31	12,333	11,266,918
2.80%, 09/15/41	9,372	6,607,110
3.00%, 10/15/50	13,196	8,155,050
3.70%, 04/15/46	8,601	6,355,710
3.75%, 04/01/32	11,884	11,284,493
4.05%, 05/03/47	11,790	9,097,034
4.25%, 03/15/31(a)	7,155	7,048,046
4.25%, 04/01/52(a)	13,359	10,289,776
4.45%, 04/01/62	10,617	8,066,726
4.50%, 04/15/30(a)	11,235	11,259,390
4.50%, 10/15/32	7,942	7,803,714
4.85%, 10/15/35(a)	6,534	6,370,365
5.00%, 04/15/33	10,883	10,955,905

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail (continued)
5.15%, 07/01/33(a)	$12,613	$12,752,770
5.63%, 04/15/53(a)	13,026	12,334,349
5.80%, 09/15/62(a)	7,668	7,320,114
McDonald's Corp.
2.13%, 03/01/30(a)	8,275	7,619,416
2.63%, 09/01/29	8,205	7,783,764
3.60%, 07/01/30(a)	5,894	5,733,414
3.63%, 09/01/49	15,585	11,183,071
4.20%, 04/01/50(a)	7,495	5,907,633
4.45%, 03/01/47	6,538	5,458,666
4.45%, 09/01/48	5,624	4,643,174
4.60%, 09/09/32(a)	5,917	5,945,401
4.70%, 12/09/35(a)	5,291	5,170,778
4.88%, 12/09/45	15,697	13,990,293
4.95%, 03/03/35	6,275	6,240,913
5.00%, 02/13/36(a)	4,963	4,939,018
5.15%, 09/09/52(a)	6,294	5,685,119
5.45%, 08/14/53	6,647	6,277,354
6.30%, 10/15/37(a)	5,526	6,043,811
6.30%, 03/01/38	7,405	8,086,284
O'Reilly Automotive, Inc.
4.70%, 06/15/32	4,507	4,495,216
5.10%, 03/12/36	6,512	6,435,861
Starbucks Corp.
2.25%, 03/12/30	9,070	8,347,715
2.55%, 11/15/30	13,587	12,481,051
3.00%, 02/14/32(a)	6,357	5,816,865
3.50%, 11/15/50(a)	10,387	7,195,137
3.55%, 08/15/29(a)	5,293	5,161,633
4.45%, 08/15/49(a)	8,355	6,803,027
4.50%, 11/15/48	9,343	7,674,895
Target Corp.
2.35%, 02/15/30	7,805	7,275,954
2.95%, 01/15/52(a)	9,655	6,080,009
4.00%, 07/01/42	8,384	6,981,653
4.50%, 09/15/32(a)	9,470	9,523,398
4.50%, 09/15/34(a)	9,939	9,675,423
4.80%, 01/15/53(a)	6,107	5,350,359
5.00%, 04/15/35(a)	6,181	6,204,357
Walmart, Inc.
2.50%, 09/22/41	7,884	5,649,421
2.65%, 09/22/51(a)	12,107	7,471,321
4.05%, 06/29/48	9,296	7,601,984
4.10%, 04/15/33(a)	12,671	12,464,161
4.15%, 04/30/31	6,625	6,631,546
4.15%, 09/09/32(a)	9,793	9,733,717
4.35%, 04/28/30(a)	7,127	7,186,327
4.45%, 04/30/33	6,625	6,606,879
4.50%, 09/09/52(a)	9,078	7,832,287
4.50%, 04/15/53(a)	13,051	11,292,540
4.75%, 04/30/36	6,625	6,626,045
4.90%, 04/28/35(a)	6,789	6,869,837
5.25%, 09/01/35	10,385	10,824,652
6.20%, 04/15/38(a)	6,782	7,562,384
6.50%, 08/15/37(a)	7,718	8,832,848
		780,829,966
Semiconductors — 3.1%
Analog Devices, Inc.
2.10%, 10/01/31	8,205	7,249,380
2.80%, 10/01/41	6,905	5,006,905
2.95%, 10/01/51(a)	7,098	4,527,088
Security	Par (000)	Value
Semiconductors (continued)
Applied Materials, Inc.
1.75%, 06/01/30	$5,570	$5,019,798
2.75%, 06/01/50(a)	6,729	4,240,857
4.35%, 04/01/47(a)	3,266	2,759,838
Broadcom, Inc.
2.45%, 02/15/31	26,726	24,333,264
2.60%, 02/15/33	18,357	16,041,650
3.14%, 11/15/35(b)	24,582	20,928,427
3.19%, 11/15/36(b)	21,366	17,919,036
3.42%, 04/15/33	19,271	17,640,340
3.47%, 04/15/34(a)	21,963	19,799,961
3.50%, 02/15/41	30,778	24,572,835
3.75%, 02/15/51	11,480	8,539,600
4.15%, 11/15/30	16,854	16,597,806
4.15%, 04/15/32(b)	5,999	5,820,902
4.20%, 10/15/30	8,190	8,090,108
4.30%, 01/15/31	5,527	5,482,952
4.30%, 11/15/32	16,024	15,646,926
4.35%, 02/15/30	18,865	18,795,428
4.55%, 02/15/32	6,891	6,848,753
4.60%, 07/15/30	12,338	12,395,278
4.60%, 01/15/33(a)	10,260	10,132,756
4.80%, 10/15/34	17,173	16,922,472
4.80%, 02/15/36	23,477	22,894,188
4.90%, 07/15/32	11,532	11,644,558
4.90%, 02/15/38	15,746	15,208,710
4.93%, 05/15/37(b)	18,502	18,006,559
4.95%, 01/15/36	10,219	10,103,882
5.05%, 07/12/29	8,201	8,357,592
5.05%, 04/15/30	10,254	10,466,302
5.15%, 11/15/31	11,800	12,093,079
5.20%, 04/15/32	7,958	8,158,413
5.20%, 07/15/35	20,440	20,586,389
5.70%, 01/15/56	8,429	8,371,511
Intel Corp.
2.00%, 08/12/31	7,486	6,532,528
2.45%, 11/15/29	17,287	16,093,675
2.80%, 08/12/41	6,534	4,558,677
3.05%, 08/12/51(a)	452	278,486
3.10%, 02/15/60	8,868	4,995,307
3.20%, 08/12/61	7,317	4,219,126
3.25%, 11/15/49	17,446	11,255,772
3.73%, 12/08/47	14,876	10,627,275
3.90%, 03/25/30	13,522	13,156,435
4.00%, 08/05/29	6,300	6,191,892
4.00%, 12/15/32(a)	6,190	5,859,565
4.10%, 05/19/46	10,528	8,093,981
4.10%, 05/11/47	7,100	5,382,535
4.15%, 08/05/32	8,619	8,293,657
4.60%, 03/25/40(a)	5,363	4,780,883
4.65%, 06/01/31	11,740	11,698,253
4.75%, 03/25/50	17,366	14,240,596
4.80%, 10/01/41	6,560	5,833,163
4.90%, 07/29/45(a)	5,752	4,937,630
4.90%, 08/05/52	12,848	10,700,077
4.95%, 03/25/60	7,353	5,971,472
5.00%, 08/15/33	11,840	11,781,546
5.05%, 08/05/62	6,031	4,959,847
5.13%, 02/10/30	8,452	8,589,499
5.15%, 02/21/34(a)	6,979	6,991,571
5.20%, 02/10/33	17,293	17,505,109

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Semiconductors (continued)
5.30%, 05/15/36	$14,565	$14,511,281
5.60%, 02/21/54(a)	7,636	7,101,744
5.63%, 02/10/43(a)	8,481	8,161,275
5.70%, 02/10/53	15,075	14,081,722
5.90%, 02/10/63	9,602	9,065,200
6.13%, 05/15/56	13,120	13,032,631
KLA Corp.
3.30%, 03/01/50	6,591	4,512,195
4.65%, 07/15/32(a)	11,625	11,681,280
4.95%, 07/15/52(a)	13,349	11,954,915
5.25%, 07/15/62	2,745	2,501,592
Lam Research Corp.
1.90%, 06/15/30	5,073	4,598,837
2.88%, 06/15/50(a)	5,682	3,610,843
4.88%, 03/15/49(a)	5,829	5,248,172
Marvell Technology, Inc.
2.95%, 04/15/31(a)	4,813	4,438,830
5.30%, 04/15/36	5,340	5,340,301
Microchip Technology, Inc., 5.05%, 02/15/30	5,407	5,459,192
Micron Technology, Inc., 2.70%, 04/15/32	6,827	6,095,714
NVIDIA Corp.
2.00%, 06/15/31(a)	9,717	8,707,621
2.85%, 04/01/30(a)	9,127	8,656,487
3.50%, 04/01/40(a)	15,422	12,841,637
3.50%, 04/01/50(a)	10,277	7,565,237
NXP BV/NXP Funding LLC/NXP USA, Inc.
2.50%, 05/11/31	15,109	13,613,061
2.65%, 02/15/32	9,555	8,492,064
3.25%, 05/11/41	5,137	3,861,774
3.40%, 05/01/30(a)	5,228	5,005,589
4.30%, 06/18/29(a)	5,833	5,786,803
5.00%, 01/15/33	6,688	6,696,298
QUALCOMM, Inc.
1.65%, 05/20/32	9,624	8,167,357
2.15%, 05/20/30	6,679	6,119,757
3.25%, 05/20/50	8,057	5,413,106
4.30%, 05/20/47	9,776	7,973,273
4.50%, 05/20/52(a)	7,463	6,150,072
4.65%, 05/20/35(a)	6,056	5,970,248
4.80%, 05/20/45	11,764	10,491,562
6.00%, 05/20/53	10,432	10,657,899
Texas Instruments, Inc.
1.75%, 05/04/30	13,868	12,558,185
2.25%, 09/04/29	8,642	8,106,570
3.88%, 03/15/39	6,714	5,893,466
4.15%, 05/15/48(a)	9,728	7,949,820
4.90%, 03/14/33(a)	6,467	6,605,396
5.05%, 05/18/63	12,535	11,106,847
5.15%, 02/08/54(a)	5,644	5,278,263
Xilinx, Inc., 2.38%, 06/01/30	1,427	1,318,845
		987,115,061
Software — 4.3%
Adobe, Inc.
2.30%, 02/01/30	10,422	9,621,962
4.95%, 04/04/34(a)	2,975	2,959,001
Autodesk, Inc., 2.40%, 12/15/31(a)	6,122	5,391,456
Cadence Design Systems, Inc.
4.30%, 09/10/29	2,698	2,687,432
4.70%, 09/10/34(a)	3,987	3,926,548
Fidelity National Information Services, Inc.
2.25%, 03/01/31(a)	8,560	7,607,150
Security	Par (000)	Value
Software (continued)
3.10%, 03/01/41	$7,042	$5,085,332
4.80%, 03/10/31	17,151	17,061,834
5.10%, 07/15/32(a)	4,799	4,803,223
Fiserv, Inc.
2.65%, 06/01/30	10,756	9,839,634
3.50%, 07/01/29	9,856	9,471,925
4.40%, 07/01/49(a)	19,121	14,457,916
4.55%, 02/15/31	6,272	6,150,356
4.75%, 03/15/30(a)	9,390	9,311,242
5.15%, 08/12/34(a)	5,914	5,755,558
5.25%, 08/11/35(a)	7,643	7,450,885
5.45%, 03/15/34(a)	10,011	9,940,524
5.60%, 03/02/33(a)	5,431	5,502,820
5.63%, 08/21/33(a)	10,051	10,172,456
Intuit, Inc.
5.20%, 09/15/33(a)	10,881	11,020,605
5.50%, 09/15/53(a)	9,214	8,306,586
Microsoft Corp.
2.50%, 09/15/50(a)	16,033	9,430,654
2.53%, 06/01/50(a)	47,212	27,844,160
2.68%, 06/01/60(a)	27,862	15,338,109
2.92%, 03/17/52	44,457	28,206,242
3.04%, 03/17/62	15,169	9,068,629
3.45%, 08/08/36(a)	13,972	12,505,792
3.50%, 02/12/35(a)	9,338	8,646,632
3.70%, 08/08/46	16,808	13,159,891
4.10%, 02/06/37(a)	7,356	6,975,723
4.25%, 02/06/47(a)	11,886	10,072,635
4.45%, 11/03/45(a)	8,296	7,321,174
4.50%, 02/06/57(a)	8,275	6,975,945
MSCI, Inc., 5.25%, 09/01/35(a)	8,825	8,669,197
Oracle Corp.
2.88%, 03/25/31(a)	25,117	22,319,589
2.95%, 04/01/30	27,667	25,342,991
3.60%, 04/01/40	24,816	17,858,256
3.60%, 04/01/50(a)	34,345	20,493,479
3.65%, 03/25/41	19,140	13,537,167
3.80%, 11/15/37	16,355	12,931,570
3.85%, 07/15/36(a)	10,264	8,445,488
3.85%, 04/01/60(a)	28,824	16,675,802
3.90%, 05/15/35	10,393	8,789,757
3.95%, 03/25/51	26,895	16,927,506
4.00%, 07/15/46(a)	21,933	14,621,099
4.00%, 11/15/47	16,980	11,160,246
4.10%, 03/25/61(a)	11,751	7,122,601
4.13%, 05/15/45	16,499	11,355,120
4.20%, 09/27/29(a)	8,812	8,561,958
4.30%, 07/08/34	12,790	11,370,145
4.38%, 05/15/55(a)	12,784	8,400,222
4.45%, 09/26/30	20,486	19,772,186
4.50%, 07/08/44	9,945	7,324,946
4.65%, 05/06/30(a)	5,940	5,819,981
4.70%, 09/27/34	13,443	12,260,278
4.80%, 09/26/32(a)	22,981	21,859,663
4.90%, 02/06/33	10,196	9,673,280
4.95%, 02/04/31	33,808	33,079,951
5.20%, 09/26/35(a)	29,768	27,723,462
5.25%, 02/03/32(a)	9,766	9,623,986
5.35%, 05/04/33	30,726	29,837,610
5.38%, 07/15/40	18,049	15,713,846
5.38%, 09/27/54	13,918	10,726,479

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Software (continued)
5.50%, 08/03/35(a)	$14,908	$14,194,236
5.50%, 09/27/64(a)	9,907	7,520,495
5.55%, 02/06/53	18,691	14,859,134
5.70%, 02/04/36	34,139	32,743,299
5.88%, 09/26/45	19,497	16,799,311
5.95%, 09/26/55	27,345	22,903,677
6.00%, 08/03/55	14,891	12,460,128
6.10%, 09/26/65(a)	15,007	12,418,246
6.13%, 07/08/39	9,548	9,210,404
6.13%, 08/03/65(a)	9,344	7,760,912
6.15%, 11/09/29(a)	10,402	10,713,735
6.25%, 11/09/32	17,836	18,307,527
6.50%, 04/15/38(a)	9,780	9,792,578
6.55%, 02/04/46	18,478	17,182,380
6.70%, 02/04/56	38,904	35,870,819
6.85%, 02/04/66	21,154	19,334,375
6.90%, 11/09/52(a)	20,165	19,110,141
Paychex, Inc.
5.10%, 04/15/30	8,349	8,432,360
5.35%, 04/15/32	13,367	13,493,640
5.60%, 04/15/35(a)	7,362	7,370,848
Roper Technologies, Inc.
1.75%, 02/15/31(a)	11,426	9,903,680
4.90%, 10/15/34	8,280	8,021,257
5.10%, 09/15/35	7,123	6,911,281
Salesforce, Inc.
1.95%, 07/15/31(a)	12,499	10,900,280
2.70%, 07/15/41(a)	11,422	7,780,996
2.90%, 07/15/51	16,634	9,628,544
3.05%, 07/15/61(a)	7,492	4,174,249
4.90%, 09/15/31(a)	30,069	29,966,591
5.20%, 03/15/33(a)	21,457	21,406,846
5.55%, 03/15/36	30,611	30,516,746
6.40%, 03/15/46(a)	13,840	13,801,800
6.55%, 03/15/56	29,731	29,486,118
6.70%, 03/15/66	8,917	8,940,418
Synopsys, Inc.
4.85%, 04/01/30	17,297	17,436,270
5.00%, 04/01/32	8,807	8,900,682
5.15%, 04/01/35	21,139	21,127,268
5.70%, 04/01/55	15,236	14,595,960
VMware LLC
2.20%, 08/15/31	11,236	9,946,003
4.70%, 05/15/30(a)	6,042	6,074,938
Workday, Inc., 3.80%, 04/01/32(a)	9,219	8,577,807
		1,358,643,871
Telecommunications — 6.0%
AT&T, Inc.
2.25%, 02/01/32(a)	14,067	12,278,050
2.55%, 12/01/33	34,113	28,819,686
2.75%, 06/01/31	19,742	18,013,825
3.30%, 02/01/52	9,509	5,989,875
3.50%, 06/01/41	19,213	14,797,810
3.50%, 09/15/53(a)	59,361	38,471,170
3.55%, 09/15/55(a)	60,596	38,915,230
3.65%, 06/01/51(a)	23,290	15,801,753
3.65%, 09/15/59	50,429	32,142,617
3.80%, 12/01/57	47,041	31,349,792
3.85%, 06/01/60(a)	10,896	7,239,629
4.30%, 02/15/30(a)	19,259	19,115,769
4.30%, 12/15/42	9,593	7,888,589
Security	Par (000)	Value
Telecommunications (continued)
4.35%, 06/15/45	$8,164	$6,548,015
4.40%, 04/30/31	11,690	11,555,474
4.50%, 05/15/35	17,972	16,984,532
4.50%, 03/09/48	14,305	11,454,036
4.55%, 11/01/32	9,017	8,838,178
4.55%, 03/09/49	6,899	5,500,329
4.70%, 08/15/30(a)	7,895	7,949,149
4.75%, 05/15/46	17,985	15,072,853
4.85%, 03/01/39	10,706	9,947,248
4.90%, 11/01/35(a)	17,302	16,807,471
5.13%, 04/30/36	9,769	9,709,952
5.25%, 10/30/36	11,410	11,373,416
5.25%, 03/01/37	10,270	10,147,855
5.38%, 08/15/35(a)	8,337	8,403,383
5.40%, 02/15/34	22,134	22,551,035
5.55%, 11/01/45	9,917	9,302,799
5.65%, 02/15/47(a)	6,084	5,780,418
5.70%, 11/01/54(a)	12,687	11,752,450
5.85%, 04/30/46	16,152	15,637,158
6.00%, 04/30/56	15,447	14,894,946
6.05%, 08/15/56(a)	13,804	13,439,202
6.20%, 10/30/56	8,272	8,187,698
6.30%, 10/30/66	7,771	7,658,488
Bell Telephone Co. of Canada or Bell Canada
4.46%, 04/01/48	9,152	7,380,181
5.10%, 05/11/33(a)	5,831	5,837,570
5.55%, 02/15/54(a)	6,481	6,067,725
British Telecommunications PLC, 9.63%, 12/15/30	21,680	25,860,591
Cisco Systems, Inc.
4.75%, 02/24/30	6,526	6,634,380
4.95%, 02/26/31	15,895	16,265,218
4.95%, 02/24/32	8,474	8,649,346
5.05%, 02/26/34	20,193	20,453,972
5.10%, 02/24/35(a)	8,568	8,676,126
5.30%, 02/26/54(a)	17,926	16,790,415
5.35%, 02/26/64	7,150	6,575,322
5.50%, 01/15/40	16,163	16,497,458
5.50%, 02/24/55(a)	5,363	5,170,342
5.90%, 02/15/39	15,198	16,087,179
Corning, Inc.
4.38%, 11/15/57(a)	6,976	5,465,356
5.45%, 11/15/79	6,894	6,224,516
Deutsche Telekom International Finance BV, 8.75%, 06/15/30	27,819	31,901,252
Motorola Solutions, Inc.
2.30%, 11/15/30(a)	8,942	8,077,617
2.75%, 05/24/31	8,060	7,347,282
4.60%, 05/23/29	2,608	2,610,231
5.40%, 04/15/34	6,382	6,464,457
5.55%, 08/15/35(a)	5,733	5,854,486
Orange SA
5.38%, 01/13/42	5,767	5,559,816
5.50%, 02/06/44	5,264	5,108,376
9.00%, 03/01/31	24,163	28,430,684
Rogers Communications, Inc.
3.80%, 03/15/32	13,318	12,444,343
4.50%, 03/15/42	8,355	7,045,913
4.55%, 03/15/52	17,983	14,165,722
5.00%, 03/15/44	5,511	4,844,760
5.30%, 02/15/34	15,453	15,375,288

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Telecommunications (continued)
Sprint Capital Corp., 8.75%, 03/15/32	$13,012	$15,473,313
Telefonica Emisiones SA
4.90%, 03/06/48(a)	7,851	6,530,247
5.21%, 03/08/47(a)	19,112	16,711,086
5.52%, 03/01/49(a)	8,001	7,242,380
7.05%, 06/20/36(a)	17,508	19,306,196
Telefonica Europe BV, 8.25%, 09/15/30	11,457	12,968,457
T-Mobile USA, Inc.
2.25%, 11/15/31	7,997	7,029,413
2.55%, 02/15/31	11,730	10,665,863
2.70%, 03/15/32	7,923	7,054,859
2.88%, 02/15/31	12,235	11,277,735
3.00%, 02/15/41	17,212	12,563,970
3.30%, 02/15/51	25,098	16,254,622
3.40%, 10/15/52	20,669	13,452,042
3.50%, 04/15/31	22,842	21,618,914
3.60%, 11/15/60	12,200	7,842,724
3.88%, 04/15/30	53,253	51,870,169
4.38%, 04/15/40	12,873	11,240,884
4.50%, 04/15/50	22,486	17,989,657
4.63%, 01/15/33	5,133	5,035,233
4.70%, 01/15/35	9,533	9,194,520
4.95%, 11/15/35	11,918	11,643,239
5.00%, 02/15/36(a)	13,466	13,181,667
5.05%, 07/15/33	20,100	20,173,544
5.13%, 05/15/32	8,116	8,222,316
5.15%, 04/15/34(a)	7,255	7,291,215
5.20%, 01/15/33	6,188	6,287,215
5.25%, 06/15/55	12,784	11,259,360
5.30%, 05/15/35(a)	10,229	10,294,069
5.50%, 01/15/55	5,955	5,449,200
5.65%, 01/15/53	12,738	11,941,590
5.70%, 01/15/56	7,647	7,213,745
5.75%, 01/15/34	6,156	6,413,461
5.75%, 01/15/54(a)	9,826	9,321,371
5.80%, 09/15/62(a)	5,239	4,979,086
5.85%, 02/15/56	9,033	8,676,389
5.88%, 11/15/55	9,454	9,128,810
6.00%, 06/15/54	8,013	7,871,772
Verizon Communications, Inc.
1.50%, 09/18/30	8,386	7,380,354
1.68%, 10/30/30	5,399	4,770,575
1.75%, 01/20/31	10,851	9,544,485
2.36%, 03/15/32	36,522	31,903,242
2.55%, 03/21/31	26,764	24,347,682
2.65%, 11/20/40	28,765	20,138,397
2.85%, 09/03/41	9,015	6,343,445
2.88%, 11/20/50(a)	26,172	15,825,756
2.99%, 10/30/56(a)	28,662	16,708,318
3.00%, 11/20/60(a)	12,217	6,942,219
3.15%, 03/22/30(a)	14,334	13,662,151
3.40%, 03/22/41	34,128	26,174,012
3.55%, 03/22/51(a)	33,038	22,967,922
3.70%, 03/22/61(a)	25,684	16,970,477
3.88%, 03/01/52(a)	12,035	8,778,666
4.00%, 03/22/50(a)	10,168	7,630,123
4.02%, 12/03/29	15,742	15,518,311
4.13%, 08/15/46(a)	10,615	8,407,062
4.27%, 01/15/36	13,408	12,364,878
4.40%, 11/01/34	16,717	15,890,839
4.50%, 08/10/33	18,688	18,153,110
Security	Par (000)	Value
Telecommunications (continued)
4.52%, 09/15/48(a)	$10,093	$8,277,354
4.75%, 01/15/33	16,042	15,830,841
4.78%, 02/15/35(a)	17,690	17,141,005
4.81%, 03/15/39	10,454	9,736,352
4.86%, 08/21/46	19,059	16,567,735
5.00%, 01/15/36	17,872	17,420,784
5.01%, 08/21/54	6,040	5,211,392
5.05%, 05/09/33(a)	6,844	6,922,536
5.25%, 04/02/35	17,802	17,791,427
5.25%, 03/16/37(a)	8,564	8,459,242
5.40%, 07/02/37(a)	16,231	16,152,958
5.50%, 02/23/54(a)	9,526	8,953,080
5.75%, 11/30/45	10,955	10,637,902
5.88%, 11/30/55	24,678	23,816,422
6.00%, 11/30/65	15,438	14,863,268
6.55%, 09/15/43(a)	6,657	7,139,938
Vodafone Group PLC
4.25%, 09/17/50	9,304	7,170,662
4.88%, 06/19/49(a)	8,956	7,652,868
5.25%, 05/30/48	9,236	8,375,520
5.75%, 06/28/54(a)	18,137	17,179,834
5.88%, 06/28/64	4,973	4,731,333
6.15%, 02/27/37(a)	8,956	9,633,604
		1,874,944,218
Toys, Games & Hobbies — 0.0%
Hasbro, Inc., 3.90%, 11/19/29	3,844	3,749,854
Transportation — 1.4%
Burlington Northern Santa Fe LLC
3.30%, 09/15/51	7,235	4,887,703
3.55%, 02/15/50	7,581	5,447,860
3.90%, 08/01/46	9,353	7,301,987
4.05%, 06/15/48	6,454	5,074,063
4.13%, 06/15/47	4,879	3,928,548
4.15%, 04/01/45	7,419	6,104,470
4.15%, 12/15/48	6,048	4,831,153
4.45%, 03/15/43	5,183	4,520,429
4.45%, 01/15/53	9,937	8,192,611
4.55%, 09/01/44(a)	5,921	5,166,017
4.90%, 04/01/44	6,087	5,591,434
5.20%, 04/15/54	12,826	11,788,080
5.50%, 03/15/55(a)	8,038	7,729,783
5.55%, 03/15/56	8,035	7,779,174
5.75%, 05/01/40(a)	7,089	7,384,789
5.80%, 03/15/56(a)	8,711	8,735,787
Canadian National Railway Co.
3.85%, 08/05/32	5,857	5,605,221
4.38%, 09/18/34(a)	4,754	4,593,740
Canadian Pacific Railway Co.
2.45%, 12/02/31	15,104	13,471,478
3.00%, 12/02/41(a)	8,882	6,552,732
3.10%, 12/02/51(a)	16,307	10,616,040
6.13%, 09/15/2115(a)	5,134	5,194,266
CSX Corp.
3.80%, 11/01/46	6,553	5,040,472
4.10%, 11/15/32(a)	7,260	7,067,346
4.10%, 03/15/44	6,267	5,162,691
4.30%, 03/01/48	6,189	5,060,561
4.50%, 11/15/52(a)	7,631	6,350,010
5.05%, 06/15/35(a)	9,791	9,836,103

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Transportation (continued)
FedEx Corp.
4.55%, 04/01/46	$11,241	$9,380,253
4.75%, 11/15/45	6,315	5,410,050
5.25%, 05/15/50(a)	7,762	7,076,995
Fedex Freight Holding Co., Inc.
4.65%, 03/15/31(b)	7,001	6,907,354
5.25%, 03/15/36(b)	6,639	6,455,997
Norfolk Southern Corp.
3.05%, 05/15/50	9,744	6,281,744
3.16%, 05/15/55	4,480	2,836,923
4.55%, 06/01/53	6,672	5,522,841
5.35%, 08/01/54(a)	7,770	7,256,278
Union Pacific Corp.
2.38%, 05/20/31	7,640	6,932,000
2.40%, 02/05/30	4,983	4,650,477
2.80%, 02/14/32(a)	8,912	8,133,355
2.95%, 03/10/52(a)	9,059	5,687,640
2.97%, 09/16/62	9,481	5,443,061
3.20%, 05/20/41	7,901	6,108,505
3.25%, 02/05/50(a)	12,214	8,307,130
3.50%, 02/14/53	10,152	7,069,252
3.75%, 02/05/70	5,924	3,935,560
3.80%, 10/01/51	8,201	6,062,190
3.80%, 04/06/71(a)	8,654	5,829,277
3.84%, 03/20/60	11,480	8,145,148
4.50%, 01/20/33(a)	9,996	9,984,393
5.10%, 02/20/35(a)	7,444	7,569,663
5.60%, 12/01/54(a)	7,965	7,779,306
United Parcel Service, Inc.
3.75%, 11/15/47	10,477	7,849,319
4.25%, 03/15/49(a)	7,200	5,783,836
4.45%, 04/01/30(a)	7,028	7,063,527
4.88%, 03/03/33(a)	9,039	9,200,066
5.05%, 03/03/53(a)	8,038	7,175,945
5.15%, 05/22/34(a)	8,550	8,769,192
5.25%, 05/14/35(a)	5,738	5,875,135
5.30%, 04/01/50(a)	9,441	8,871,052
5.50%, 05/22/54(a)	9,287	8,895,459
5.95%, 05/14/55(a)	9,362	9,483,116
6.05%, 05/14/65(a)	9,047	9,131,911
6.20%, 01/15/38	10,031	10,907,882
Walmart, Inc., 1.80%, 09/22/31	5,283	4,682,197
		451,468,577
Security	Par (000)	Value
Trucking & Leasing — 0.0%
GATX Corp., 6.05%, 06/05/54(a)	$6,973	$6,970,281
Water — 0.1%
American Water Capital Corp.
3.75%, 09/01/47(a)	6,492	4,877,287
4.45%, 06/01/32(a)	2,896	2,854,496
5.25%, 03/01/35(a)	5,616	5,692,811
5.70%, 09/01/55	6,232	6,085,278
6.59%, 10/15/37(a)	5,987	6,721,985
		26,231,857
Total Long-Term Investments — 97.7% (Cost: $33,386,853,574)		30,741,756,427
	Shares
Short-Term Securities
Money Market Funds — 8.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.83%(d)(e)(f)	2,350,942,925	2,351,648,208
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.61%(d)(e)	238,040,000	238,040,000
Total Short-Term Securities — 8.2% (Cost: $2,588,741,317)		2,589,688,208
Total Investments — 105.9% (Cost: $35,975,594,891)		33,331,444,635
Liabilities in Excess of Other Assets — (5.9)%		(1,866,343,007)
Net Assets — 100.0%		$31,465,101,628

(a)	All or a portion of this security is on loan.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® iBoxx $ Investment Grade Corporate Bond ETF

Fair Value Hierarchy as of Period End (continued)
by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$30,741,756,427	$—	$30,741,756,427
Short-Term Securities
Money Market Funds	2,589,688,208	—	—	2,589,688,208
	$2,589,688,208	$30,741,756,427	$—	$33,331,444,635

Statements of Assets and Liabilities (unaudited)
April 30, 2026

	iShares iBoxx $ High Yield Corporate Bond ETF	iShares iBoxx $ Investment Grade Corporate Bond ETF
ASSETS
Investments, at value—unaffiliated(a)(b)	$16,501,222,795	$30,741,756,427
Investments, at value—affiliated(c)	2,424,695,193	2,589,688,208
Cash	25,959,783	77,252,892
Foreign currency, at value(d)	57,035	—
Receivables:
Investments sold	34,026,906	398,901,026
Securities lending income—affiliated	832,449	507,642
Loans	572,061	—
Capital shares sold	782,671	7,899,645
Dividends—affiliated	516,835	1,256,812
Interest—unaffiliated	274,353,089	365,224,539
Total assets	19,263,018,817	34,182,487,191
LIABILITIES
Collateral on securities loaned, at value	2,190,724,161	2,350,817,840
Payables:
Investments purchased	191,677,637	363,028,262
Capital shares redeemed	2,293,151	—
Investment advisory fees	6,819,833	3,539,461
Total liabilities	2,391,514,782	2,717,385,563
Commitments and contingent liabilities
NET ASSETS	$16,871,504,035	$31,465,101,628
NET ASSETS CONSIST OF
Paid-in capital	$19,561,310,100	$36,924,957,111
Accumulated loss	(2,689,806,065)	(5,459,855,483)
NET ASSETS	$16,871,504,035	$31,465,101,628
NET ASSET VALUE
Shares outstanding	210,300,000	289,200,000
Net asset value	$80.23	$108.80
Shares authorized	Unlimited	Unlimited
Par value	None	None
(a) Investments, at cost—unaffiliated	$17,088,773,411	$33,386,853,574
(b) Securities loaned, at value	$2,105,129,410	$2,266,721,530
(c) Investments, at cost—affiliated	$2,423,658,588	$2,588,741,317
(d) Foreign currency, at cost	$56,513	$—

Glossary of Terms Used in these Financial Statements

Portfolio Abbreviation
CME	Chicago Mercantile Exchange
CMT	Constant Maturity Treasury
DIP	Debtor-In-Possession
NVS	Non-Voting Shares
PIK	Payment-in-kind
SOFR	Secured Overnight Financing Rate

Additional Financial Information
Schedule of Investments (Unaudited)
April 30, 2026
Statement of Assets and Liabilities (Unaudited)
April 30, 2026
iShares Trust
iShares 20+ Year Treasury Bond ETF | TLT | NASDAQ

Schedule of Investments
(unaudited)
April 30, 2026
iShares
®
20+ Year Treasury Bond ETF
(Percentages shown are based on Net Assets)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations
U.S. Treasury Bonds
3.38% , 05/15/44 - 11/15/48 ............ USD 1,545,146 $ 1,197,188,608
3.13% , 08/15/44 - 05/15/48 ............ 1,501,988 1,118,045,020
3.00% , 11/15/44 - 08/15/52 ............ 5,741,360 4,154,765,036
2.50% , 02/15/45 - 05/15/46 ............ 1,377,427 938,593,835
4.75% , 02/15/45 - 02/15/56 ............ 6,641,466 6,385,630,397
4.88% , 08/15/45 ................... 74 73,185
2.88% , 11/15/46 - 05/15/52 ............ 1,515,120 1,058,087,393
2.75% , 08/15/47 - 11/15/47 ............ 1,542,797 1,078,435,503
2.25% , 08/15/49 - 02/15/52 ............ 2,070,036 1,257,102,465
2.38% , 11/15/49 - 05/15/51 ............ 976,768 607,126,496
2.00% , 02/15/50 - 08/15/51 ............ 4,724,407 2,676,826,234
1.25% , 05/15/50 ................... 850,500 398,804,531
1.38% , 08/15/50 ................... 2,245,672 1,084,852,569
1.63% , 11/15/50 ................... 1,999,512 1,030,529,884
1.88% , 02/15/51 - 11/15/51 ............ 5,624,431 3,062,858,758
4.00% , 11/15/52 ................... 1,820,686 1,545,164,756
3.63% , 02/15/53 - 05/15/53 ............ 3,525,276 2,791,581,703
4.13% , 08/15/53 ................... 2,251,817 1,950,197,020
4.25% , 02/15/54 - 08/15/54 ............ 3,990,564 3,529,627,032
4.63% , 05/15/54 - 11/15/55 ............ 4,762,293 4,485,819,714
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations (continued)
4.50% , 11/15/54 ................... USD 1,598,156 $ 1,474,236,302
Total Long-Term Investments — 98 .3%
(Cost: $ 48,178,087,076 ) ............................ 41,825,546,441
Shares
Shares
Short-Term Securities
Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency
Shares , 3.61%
(a) (b)
.................. 13,697,752 13,697,752
Total Short-Term Securities — 0.0%
(Cost: $ 13,697,752 ) ............................... 13,697,752
Total Investments — 98 .3%
(Cost: $ 48,191,784,828 ) ............................ 41,839,244,193
Other Assets Less Liabilities — 1.7% .................... 740,682,499
Net Assets — 100.0% ...............................
$ 42,579,926,692
(a)
Affiliate of the Fund.
(b)
Annualized 7-day yield as of period end.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
U.S. Treasury Obligations ................................... $ — $ 41,825,546,441 $ — $ 41,825,546,441
Short-Term Securities
Money Market Funds ...................................... 13,697,752 — — 13,697,752
$ 13,697,752 $ 41,825,546,441 $ — $ 41,839,244,193

Statement of Assets and Liabilities
(unaudited)
April 30, 2026
iShares 20+
Year Treasury
Bond ETF
ASSETS
Investments, at value — unaffiliated
(a)
........................................................................................ $ 41,825,546,441
Investments, at value — affiliated
(b)
.......................................................................................... 13,697,752
Receivables: –
Investment s sold .................................................................................................... 340,839,426
Securities lending income — affiliated ...................................................................................... 1,584
Dividends — affiliated ................................................................................................. 126,200
Interest — unaffiliated ................................................................................................. 597,783,443
Total a ssets .........................................................................................................
42,777,994,846
LIABILITIES
Payables: –
Investments purchased ................................................................................................ 192,722,994
Capital shares redeemed ............................................................................................... 132,818
Investment advisory fees ............................................................................................... 5,212,342
Total li abilities ........................................................................................................
198,068,154
Commitments and contingent liabilities —
NET ASSETS ........................................................................................................
$ 42,579,926,692
NET ASSETS CONSIST OF:
Paid-in capital ........................................................................................................ $ 60,678,015,449
Accumulated loss ..................................................................................................... (18,098,088,757)
NET ASSETS ........................................................................................................
$ 42,579,926,692
NET ASSET VALUE
Shares outstanding ....................................................................................................
497,500,000
Net asset value .......................................................................................................
$ 85.59
Shares authorized .....................................................................................................
Unlimited
Par value ...........................................................................................................
None
(a)
  Investments, at cost — unaffiliated ................................................................................. $ 48,178,087,076
(b)
  Investments, at cost — affiliated ................................................................................... $ 13,697,752

Glossary of Terms Used in these Financial Statements
Currency Abbreviation
USD United States Dollar

Additional Financial Information
Schedules of Investments (Unaudited)
April 30, 2026
Statements of Assets and Liabilities (Unaudited)
April 30, 2026
iShares Trust
iShares Core S&P 500 ETF | IVV | NYSE Arca
iShares Russell 2000 ETF | IWM | NYSE Arca

Schedule of Investments
(unaudited)
April 30, 2026
iShares
®
Core S&P 500 ETF
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 2.1%
Axon Enterprise, Inc.
(a) (b)
................ 1,020,664 $ 410,061,969
Boeing Co. (The)
(b)
.................... 10,158,110 2,326,511,933
GE Aerospace ....................... 13,565,963 3,933,179,652
General Dynamics Corp. ................ 3,282,582 1,130,192,983
Howmet Aerospace, Inc. ................ 5,185,992 1,260,403,496
Huntington Ingalls Industries, Inc. .......... 507,206 184,770,074
L3Harris Technologies, Inc. .............. 2,415,869 774,406,808
Lockheed Martin Corp. ................. 2,618,858 1,356,489,878
Northrop Grumman Corp. ............... 1,725,570 999,933,304
RTX Corp. ......................... 17,361,971 3,056,922,234
Textron, Inc. ........................ 2,250,899 215,996,268
TransDigm Group, Inc. ................. 730,471 847,331,750
16,496,200,349
Air Freight & Logistics — 0.3%
CH Robinson Worldwide, Inc. ............ 1,534,296 278,950,356
Expeditors International of Washington, Inc. ... 1,733,490 256,365,836
FedEx Corp. ........................ 2,797,902 1,128,421,855
United Parcel Service, Inc. , Class B ........ 9,558,506 1,039,965,453
2,703,703,500
Automobile Components — 0.0%
Aptiv plc
(a) (b)
......................... 2,748,403 165,618,765
Automobiles — 1.9%
Ford Motor Co. ...................... 50,685,744 612,283,788
General Motors Co. ................... 11,692,471 899,034,095
Tesla, Inc.
(b)
......................... 36,377,745 13,882,838,824
15,394,156,707
Banks — 3.4%
Bank of America Corp. ................. 85,826,987 4,588,310,725
Citigroup, Inc. ....................... 22,603,182 2,892,755,232
Citizens Financial Group, Inc. ............ 5,496,988 357,579,069
Fifth Third Bancorp ................... 11,641,724 590,933,910
Huntington Bancshares, Inc. ............. 26,254,530 440,025,923
JPMorgan Chase & Co. ................ 34,874,236 10,923,656,942
KeyCorp ........................... 12,120,232 267,978,330
M&T Bank Corp. ..................... 1,964,015 429,392,600
PNC Financial Services Group, Inc. (The) .... 5,224,298 1,165,018,454
Regions Financial Corp. ................ 11,227,239 320,537,673
Truist Financial Corp. .................. 16,329,528 840,970,692
US Bancorp ........................ 20,105,931 1,139,202,051
Wells Fargo & Co. .................... 40,001,479 3,289,321,618
27,245,683,219
Beverages — 1.1%
Brown-Forman Corp. , Class B, NVS ........ 2,208,195 56,905,185
Coca-Cola Co. (The) .................. 50,075,578 3,943,952,523
Constellation Brands, Inc. , Class A ......... 1,816,559 284,436,808
Keurig Dr Pepper, Inc. ................. 17,572,702 516,637,439
Molson Coors Beverage Co. , Class B ....... 2,192,938 93,726,170
Monster Beverage Corp.
(b)
............... 9,225,253 710,990,249
PepsiCo, Inc. ....................... 17,677,054 2,801,636,289
8,408,284,663
Biotechnology — 1.6%
AbbVie, Inc. ........................ 22,860,416 4,830,863,109
Amgen, Inc. ........................ 6,965,007 2,411,633,674
Biogen, Inc.
(b)
....................... 1,898,292 359,308,710
Gilead Sciences, Inc. .................. 16,047,662 2,099,676,096
Incyte Corp.
(b)
....................... 2,162,320 206,004,226
Moderna, Inc.
(a) (b)
..................... 4,498,818 206,675,699
Regeneron Pharmaceuticals, Inc. .......... 1,303,857 921,905,131
Security
Shares
Shares Value
Biotechnology (continued)
Vertex Pharmaceuticals, Inc.
(b)
............ 3,285,366 $ 1,404,099,721
12,440,166,366
Broadline Retail — 4.3%
Amazon.com, Inc.
(b)
................... 126,355,066 33,491,673,794
eBay, Inc. .......................... 5,846,446 604,990,232
34,096,664,026
Building Products — 0.5%
A O Smith Corp. ..................... 1,453,238 89,868,238
Allegion plc ......................... 1,111,246 152,774,100
Builders FirstSource, Inc.
(a) (b)
............. 1,431,029 113,180,084
Carrier Global Corp. ................... 10,162,640 682,624,529
Johnson Controls International plc ......... 7,916,802 1,156,090,596
Lennox International, Inc. ............... 412,913 220,863,034
Masco Corp. ........................ 2,634,480 189,208,354
Trane Technologies plc ................. 2,862,824 1,410,055,333
4,014,664,268
Capital Markets — 3.1%
Ameriprise Financial, Inc. ............... 1,176,984 558,820,233
Ares Management Corp. , Class A .......... 2,665,559 312,936,627
Bank of New York Mellon Corp. (The) ....... 8,902,061 1,196,169,937
BlackRock, Inc.
(c)
..................... 1,866,320 1,988,750,592
Blackstone, Inc. , Class A ................ 9,683,970 1,216,112,953
CBOE Global Markets, Inc. .............. 1,353,533 406,181,718
Charles Schwab Corp. (The) ............. 21,604,905 1,979,873,494
CME Group, Inc. , Class A ............... 4,664,138 1,342,432,199
Coinbase Global, Inc. , Class A
(a) (b)
.......... 2,884,930 541,703,306
FactSet Research Systems, Inc.
(a)
......... 479,846 109,203,353
Franklin Resources, Inc. ................ 3,975,258 119,138,482
Goldman Sachs Group, Inc. (The) ......... 3,879,453 3,583,722,298
Interactive Brokers Group, Inc. , Class A ...... 5,760,603 457,967,938
Intercontinental Exchange, Inc. ........... 7,345,478 1,161,246,617
Invesco Ltd. ........................ 5,736,921 150,364,699
KKR & Co., Inc. ...................... 8,878,561 926,389,055
Moody's Corp. ....................... 1,984,500 916,541,325
Morgan Stanley ...................... 15,561,327 2,965,833,313
MSCI, Inc. , Class A ................... 950,364 562,054,773
Nasdaq, Inc. ........................ 5,808,536 533,862,544
Northern Trust Corp. ................... 2,410,223 400,916,494
Raymond James Financial, Inc. ........... 2,268,840 359,202,749
Robinhood Markets, Inc. , Class A
(b)
......... 10,222,596 745,125,022
S&P Global, Inc. ..................... 3,958,004 1,706,810,065
State Street Corp. .................... 3,609,767 551,716,788
T. Rowe Price Group, Inc. ............... 2,827,504 290,893,612
25,083,970,186
Chemicals — 1.1%
Air Products & Chemicals, Inc. ............ 2,879,966 864,133,798
Albemarle Corp. ..................... 1,523,810 299,733,427
CF Industries Holdings, Inc. .............. 2,017,469 250,569,650
Corteva, Inc. ........................ 8,698,845 704,693,434
Dow, Inc. .......................... 9,281,011 375,788,135
DuPont de Nemours, Inc. ............... 5,293,135 241,684,544
Ecolab, Inc. ........................ 3,297,202 859,250,841
International Flavors & Fragrances, Inc. ...... 3,312,461 232,534,762
Linde plc .......................... 6,039,817 3,026,793,891
LyondellBasell Industries NV , Class A ....... 3,330,613 248,463,730
Mosaic Co. (The) ..................... 4,106,820 95,565,701
PPG Industries, Inc. ................... 2,902,523 314,923,746
Sherwin-Williams Co. (The) .............. 2,981,981 959,034,910
8,473,170,569
Commercial Services & Supplies — 0.4%
Cintas Corp. ........................ 4,396,521 768,116,184
Copart, Inc.
(a) (b)
...................... 11,519,245 381,402,202

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
Core S&P 500 ETF
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Commercial Services & Supplies (continued)
Republic Services, Inc. , Class A ........... 2,602,621 $ 544,520,366
Rollins, Inc. ......................... 3,796,102 211,556,764
Veralto Corp. ........................ 3,211,625 283,265,325
Waste Management, Inc. ................ 4,799,647 1,116,157,910
3,305,018,751
Communications Equipment — 1.2%
Arista Networks, Inc.
(a) (b)
................ 13,356,444 2,306,791,443
Ciena Corp.
(b)
....................... 1,821,885 961,190,088
Cisco Systems, Inc. ................... 51,105,750 4,676,176,125
F5, Inc.
(b)
.......................... 731,146 236,818,190
Lumentum Holdings, Inc.
(b)
.............. 923,554 833,341,245
Motorola Solutions, Inc. ................ 2,142,754 940,733,289
9,955,050,380
Construction & Engineering — 0.3%
Comfort Systems USA, Inc. .............. 455,371 837,996,483
EMCOR Group, Inc. ................... 579,020 516,294,763
Quanta Services, Inc.
(a)
................. 1,928,751 1,403,687,115
2,757,978,361
Construction Materials — 0.3%
CRH plc ........................... 8,669,662 1,026,661,374
Martin Marietta Materials, Inc. ............ 780,031 482,893,791
Vulcan Materials Co. .................. 1,709,051 515,689,049
2,025,244,214
Consumer Finance — 0.5%
American Express Co. ................. 6,927,254 2,237,849,405
Capital One Financial Corp. .............. 8,085,412 1,546,739,315
Synchrony Financial ................... 4,496,019 342,596,648
4,127,185,368
Consumer Staples Distribution & Retail — 2.0%
Casey's General Stores, Inc. ............. 479,473 394,198,727
Costco Wholesale Corp. ................ 5,741,256 5,824,676,450
Dollar General Corp. .................. 2,847,113 329,923,454
Dollar Tree, Inc.
(b)
..................... 2,392,235 232,309,941
Kroger Co. (The) ..................... 7,530,793 512,621,080
Sysco Corp. ........................ 6,194,799 462,813,433
Target Corp. ........................ 5,856,837 759,924,601
Walmart, Inc. ........................ 56,699,951 7,480,424,535
15,996,892,221
Containers & Packaging — 0.2%
Amcor plc .......................... 6,006,826 228,499,661
Avery Dennison Corp. .................. 998,581 163,697,383
Ball Corp. .......................... 3,466,283 211,720,566
International Paper Co. ................. 6,830,094 207,771,460
Packaging Corp. of America ............. 1,155,965 246,740,729
Smurfit WestRock plc .................. 6,750,303 259,144,132
1,317,573,931
Distributors — 0.0%
Genuine Parts Co. .................... 1,799,622 192,973,467
Pool Corp. ......................... 423,844 90,414,402
283,387,869
Diversified Telecommunication Services — 0.8%
AT&T, Inc. .......................... 90,549,528 2,366,059,167
Comcast Corp. , Class A ................ 46,414,509 1,255,048,323
Verizon Communications, Inc. ............ 54,545,172 2,619,804,611
6,240,912,101
Electric Utilities — 1.5%
Alliant Energy Corp. ................... 3,324,915 244,148,509
American Electric Power Co., Inc. .......... 6,995,828 959,197,977
Constellation Energy Corp. .............. 4,030,753 1,261,625,689
Security
Shares
Shares Value
Electric Utilities (continued)
Duke Energy Corp. ................... 10,058,722 $ 1,303,107,435
Edison International ................... 4,977,082 345,857,428
Entergy Corp. ....................... 5,850,816 689,869,715
Evergy, Inc. ......................... 2,977,695 246,672,254
Eversource Energy ................... 4,852,915 343,101,091
Exelon Corp. ........................ 13,230,686 608,479,249
FirstEnergy Corp. .................... 6,724,650 319,555,368
NextEra Energy, Inc. .................. 26,937,713 2,636,663,348
NRG Energy, Inc. ..................... 2,746,999 427,378,104
PG&E Corp. ........................ 28,429,806 472,503,376
Pinnacle West Capital Corp. ............. 1,546,760 160,429,947
PPL Corp. ......................... 9,568,226 358,234,381
Southern Co. (The) ................... 14,242,352 1,377,235,438
Xcel Energy, Inc. ..................... 7,651,305 634,675,750
12,388,735,059
Electrical Equipment — 1.3%
AMETEK, Inc. ....................... 2,977,567 701,217,028
Eaton Corp. plc ...................... 5,023,807 2,175,358,669
Emerson Electric Co. .................. 7,269,236 1,020,891,504
GE Vernova, Inc. ..................... 3,486,223 3,777,183,172
Generac Holdings, Inc.
(b)
................ 758,944 196,741,053
Hubbell, Inc. , Class B .................. 687,626 349,430,904
Rockwell Automation, Inc. ............... 1,453,335 594,283,215
Vertiv Holdings Co. , Class A ............. 4,948,157 1,625,420,093
10,440,525,638
Electronic Equipment, Instruments & Components — 0.9%
Amphenol Corp. , Class A ............... 15,899,418 2,341,507,289
CDW Corp. ......................... 1,684,190 230,582,453
Coherent Corp.
(b)
..................... 2,424,970 775,287,159
Corning, Inc. ........................ 10,098,468 1,658,572,384
Jabil, Inc. .......................... 1,365,855 460,962,404
Keysight Technologies, Inc.
(b)
............. 2,218,506 776,277,434
TE Connectivity plc ................... 3,795,427 803,340,079
Teledyne Technologies, Inc.
(a) (b)
........... 607,262 392,200,163
Zebra Technologies Corp. , Class A
(b)
........ 636,025 143,907,016
7,582,636,381
Energy Equipment & Services — 0.3%
Baker Hughes Co. , Class A .............. 12,782,442 890,552,734
Halliburton Co. ...................... 10,833,339 458,250,240
SLB Ltd. ........................... 19,341,504 1,100,144,747
2,448,947,721
Entertainment — 1.2%
Electronic Arts, Inc. ................... 2,913,205 589,545,296
Live Nation Entertainment, Inc.
(a) (b)
......... 2,042,387 322,574,603
Netflix, Inc.
(b)
........................ 54,611,939 5,112,223,610
Take-Two Interactive Software, Inc.
(b)
........ 2,251,473 481,274,868
TKO Group Holdings, Inc. , Class A ......... 857,038 159,486,201
Walt Disney Co. (The) ................. 22,913,870 2,377,314,013
Warner Bros Discovery, Inc.
(b)
............ 32,057,079 867,143,987
9,909,562,578
Financial Services — 3.4%
Apollo Global Management, Inc. ........... 6,006,023 773,095,280
Berkshire Hathaway, Inc. , Class B
(b)
........ 23,718,569 11,233,114,278
Block, Inc. , Class A
(b)
.................. 7,083,862 499,483,110
Corpay, Inc.
(a) (b)
...................... 904,991 277,352,592
Fidelity National Information Services, Inc. .... 6,698,170 311,665,850
Fiserv, Inc.
(b)
........................ 6,956,898 435,849,660
Global Payments, Inc. ................. 3,078,808 221,551,024
Jack Henry & Associates, Inc. ............ 932,336 143,346,660
Mastercard, Inc. , Class A ................ 10,533,885 5,297,701,444
PayPal Holdings, Inc. .................. 11,908,394 597,086,875

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
Core S&P 500 ETF
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Financial Services (continued)
Visa, Inc. , Class A .................... 21,744,231 $ 7,172,117,153
26,962,363,926
Food Products — 0.4%
Archer-Daniels-Midland Co. .............. 6,216,002 463,340,789
Bunge Global SA ..................... 1,750,931 222,490,802
Campbell's Co. (The)
(a)
................. 2,542,013 52,848,450
Conagra Brands, Inc. .................. 6,189,995 88,826,428
General Mills, Inc. .................... 6,901,630 243,696,555
Hershey Co. (The) .................... 1,916,508 355,972,196
Hormel Foods Corp. ................... 3,770,722 80,957,402
J M Smucker Co. (The) ................. 1,380,236 135,304,535
Kraft Heinz Co. (The) .................. 11,024,067 249,805,358
McCormick & Co., Inc. (Non-Voting) , NVS .... 3,277,730 166,639,793
Mondelez International, Inc. , Class A ........ 16,580,125 1,018,682,880
Tyson Foods, Inc. , Class A .............. 3,648,477 233,757,922
3,312,323,110
Gas Utilities — 0.1%
Atmos Energy Corp. ................... 2,139,908 406,539,722
Ground Transportation — 0.9%
CSX Corp. ......................... 24,052,564 1,092,707,983
JB Hunt Transport Services, Inc. .......... 966,143 243,013,949
Norfolk Southern Corp. ................. 2,904,009 917,173,162
Old Dominion Freight Line, Inc. ........... 2,380,015 505,586,586
Uber Technologies, Inc.
(b)
............... 26,620,850 1,986,181,618
Union Pacific Corp. ................... 7,675,241 2,068,323,945
6,812,987,243
Health Care Equipment & Supplies — 1.5%
Abbott Laboratories ................... 22,491,586 2,042,011,093
Align Technology, Inc.
(a) (b)
................ 862,289 151,771,487
Baxter International, Inc.
(a)
............... 6,651,859 116,939,681
Becton Dickinson & Co. ................ 3,683,005 548,915,065
Boston Scientific Corp.
(b)
................ 19,182,271 1,105,090,632
Cooper Cos., Inc. (The)
(a) (b)
.............. 2,535,756 159,499,053
Dexcom, Inc.
(b)
...................... 4,978,088 296,445,140
Edwards Lifesciences Corp.
(b)
............ 7,505,953 626,747,076
GE HealthCare Technologies, Inc. ......... 5,894,937 358,647,967
IDEXX Laboratories, Inc.
(b)
............... 1,032,328 578,929,542
Insulet Corp.
(b)
....................... 910,272 156,694,222
Intuitive Surgical, Inc.
(b)
................. 4,593,439 2,102,003,621
Medtronic plc ....................... 16,582,300 1,342,668,831
ResMed, Inc. ....................... 1,884,283 402,878,548
Solventum Corp.
(a) (b)
................... 1,907,902 128,516,279
STERIS plc ......................... 1,268,542 275,121,389
Stryker Corp. ....................... 4,454,929 1,403,881,776
Zimmer Biomet Holdings, Inc. ............ 2,564,266 211,372,446
12,008,133,848
Health Care Providers & Services — 1.6%
Cardinal Health, Inc. ................... 3,043,689 587,066,734
Cencora, Inc. ....................... 2,516,203 775,015,686
Centene Corp.
(b)
..................... 6,043,926 324,498,387
Cigna Group (The) .................... 3,407,814 990,242,592
CVS Health Corp. .................... 16,455,538 1,370,581,760
DaVita, Inc.
(a) (b)
...................... 430,901 66,849,981
Elevance Health, Inc. .................. 2,854,741 1,074,581,607
HCA Healthcare, Inc. .................. 2,024,694 879,628,308
Henry Schein, Inc.
(a) (b)
.................. 1,297,547 96,784,031
Humana, Inc. ....................... 1,559,766 368,791,073
Labcorp Holdings, Inc. ................. 1,072,249 275,353,543
McKesson Corp. ..................... 1,584,282 1,291,506,687
Quest Diagnostics, Inc. ................. 1,422,789 276,305,624
UnitedHealth Group, Inc. ................ 11,716,665 4,340,790,049
Security
Shares
Shares Value
Health Care Providers & Services (continued)
Universal Health Services, Inc. , Class B ..... 714,350 $ 120,203,675
12,838,199,737
Health Care REITs — 0.3%
Alexandria Real Estate Equities, Inc. ........ 2,013,406 81,563,077
Healthpeak Properties, Inc. .............. 8,980,054 145,207,473
Ventas, Inc. ........................ 6,143,459 539,764,308
Welltower, Inc. ....................... 9,025,127 1,961,521,102
2,728,055,960
Hotel & Resort REITs — 0.0%
Host Hotels & Resorts, Inc. .............. 8,263,533 174,608,452
Hotels, Restaurants & Leisure — 1.7%
Airbnb, Inc. , Class A
(b)
.................. 5,478,725 768,993,841
Booking Holdings, Inc. ................. 10,423,310 1,754,868,472
Carnival Corp. ....................... 14,876,530 394,376,810
Chipotle Mexican Grill, Inc. , Class A
(b)
....... 16,846,280 572,605,057
Darden Restaurants, Inc. ............... 1,489,260 298,685,986
Domino's Pizza, Inc. ................... 401,987 136,442,428
DoorDash, Inc. , Class A
(b)
............... 4,835,299 815,473,176
Expedia Group, Inc. ................... 1,513,441 375,893,341
Hilton Worldwide Holdings, Inc. ........... 2,965,810 961,130,047
Las Vegas Sands Corp. ................ 3,910,704 213,563,545
Marriott International, Inc. , Class A ......... 2,844,774 1,028,926,308
McDonald's Corp. .................... 9,211,433 2,704,384,615
MGM Resorts International
(a) (b)
............ 2,479,276 96,543,007
Norwegian Cruise Line Holdings Ltd.
(a) (b)
..... 5,881,599 106,927,470
Royal Caribbean Cruises Ltd. ............ 3,254,237 858,337,551
Starbucks Corp. ...................... 14,736,367 1,552,181,536
Wynn Resorts Ltd. .................... 1,093,115 117,083,548
Yum! Brands, Inc. .................... 3,591,322 573,354,557
13,329,771,295
Household Durables — 0.2%
DR Horton, Inc. ...................... 3,484,866 536,181,483
Garmin Ltd. ......................... 2,114,576 531,054,616
Lennar Corp. , Class A .................. 2,788,146 251,769,584
NVR, Inc.
(b)
......................... 36,607 231,205,053
PulteGroup, Inc. ..................... 2,485,266 304,097,148
1,854,307,884
Household Products — 0.8%
Church & Dwight Co., Inc. ............... 3,061,528 297,151,908
Clorox Co. (The) ..................... 1,562,942 150,730,126
Colgate-Palmolive Co. ................. 10,426,147 889,975,908
Kimberly-Clark Corp. .................. 4,293,293 422,588,830
Procter & Gamble Co. (The) ............. 30,060,014 4,421,527,459
6,181,974,231
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The) ..................... 9,206,795 133,038,188
Vistra Corp. ........................ 4,119,615 650,240,031
783,278,219
Industrial Conglomerates — 0.3%
3M Co. ............................ 6,812,615 998,184,350
Honeywell International, Inc. ............. 8,212,024 1,760,083,104
2,758,267,454
Industrial REITs — 0.2%
Prologis, Inc. ........................ 12,023,485 1,707,575,340
Insurance — 1.6%
Aflac, Inc. .......................... 6,038,102 686,351,054
Allstate Corp. (The) ................... 3,363,011 730,647,770
American International Group, Inc. ......... 6,940,169 519,124,641
Aon plc , Class A ..................... 2,774,454 864,658,589

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
Core S&P 500 ETF
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Insurance (continued)
Arch Capital Group Ltd.
(b)
............... 4,623,757 $ 436,760,086
Arthur J Gallagher & Co. ................ 3,323,707 686,013,125
Assurant, Inc. ....................... 647,760 153,046,255
Brown & Brown, Inc. ................... 3,787,029 227,789,794
Chubb Ltd. ......................... 4,704,597 1,538,403,219
Cincinnati Financial Corp. ............... 2,018,036 330,150,690
Erie Indemnity Co. , Class A, NVS .......... 328,007 71,810,573
Everest Group Ltd. .................... 526,237 187,740,312
Globe Life, Inc. ...................... 1,029,636 158,872,835
Hartford Insurance Group, Inc. (The) ........ 3,607,472 493,538,244
Loews Corp. ........................ 2,185,998 246,165,235
Marsh & McLennan Cos., Inc. ............ 6,261,966 1,050,194,318
MetLife, Inc. ........................ 7,119,848 570,299,825
Principal Financial Group, Inc. ............ 2,558,866 258,215,168
Progressive Corp. (The) ................ 7,580,954 1,525,894,421
Prudential Financial, Inc. ................ 4,486,205 440,141,573
Travelers Cos., Inc. (The) ............... 2,796,933 853,456,136
Willis Towers Watson plc ................ 1,229,784 315,070,661
WR Berkley Corp. .................... 3,853,909 257,556,738
12,601,901,262
Interactive Media & Services — 8.7%
Alphabet, Inc. , Class A ................. 75,305,124 28,977,411,715
Alphabet, Inc. , Class C, NVS ............. 60,490,920 23,103,901,985
Meta Platforms, Inc. , Class A ............. 28,290,254 17,311,089,325
69,392,403,025
IT Services — 0.7%
Accenture plc , Class A ................. 7,958,731 1,422,304,817
Akamai Technologies, Inc.
(a) (b)
............. 1,861,606 191,708,186
Cognizant Technology Solutions Corp. , Class A . 6,185,917 327,235,009
EPAM Systems, Inc.
(a) (b)
................ 714,065 81,246,316
Gartner, Inc.
(a) (b)
...................... 910,153 135,148,619
GoDaddy, Inc. , Class A
(a) (b)
............... 1,746,397 151,569,796
International Business Machines Corp. ...... 12,090,433 2,792,648,214
VeriSign, Inc. ....................... 1,067,479 286,788,908
5,388,649,865
Leisure Products — 0.0%
Hasbro, Inc. ........................ 1,722,942 165,126,761
Life Sciences Tools & Services — 0.7%
Agilent Technologies, Inc. ............... 3,658,412 422,729,507
Bio-Techne Corp.
(a)
.................... 2,023,631 111,947,267
Charles River Laboratories International, Inc.
(a) (b)
636,304 106,243,679
Danaher Corp. ...................... 8,137,663 1,456,234,794
IQVIA Holdings, Inc.
(b)
.................. 2,193,707 347,417,377
Mettler-Toledo International, Inc.
(a) (b)
........ 262,815 335,512,257
Revvity, Inc.
(a)
....................... 1,466,300 127,010,906
Thermo Fisher Scientific, Inc. ............. 4,859,606 2,327,556,890
Waters Corp.
(a) (b)
..................... 1,268,567 392,278,973
West Pharmaceutical Services, Inc. ........ 930,554 276,923,565
5,903,855,215
Machinery — 1.9%
Caterpillar, Inc. ...................... 6,018,317 5,356,964,145
Cummins, Inc. ....................... 1,787,134 1,199,184,785
Deere & Co. ........................ 3,260,783 1,923,438,068
Dover Corp. ........................ 1,744,470 394,965,453
Fortive Corp. ........................ 4,053,737 242,372,935
IDEX Corp. ......................... 967,585 210,788,392
Illinois Tool Works, Inc. ................. 3,392,245 875,233,133
Ingersoll Rand, Inc.
(a)
.................. 4,603,710 367,652,281
Nordson Corp. ....................... 683,930 197,279,609
Otis Worldwide Corp. .................. 5,027,954 391,577,058
PACCAR, Inc. ....................... 6,795,848 807,346,742
Parker-Hannifin Corp. .................. 1,632,589 1,484,709,088
Security
Shares
Shares Value
Machinery (continued)
Pentair plc ......................... 2,116,875 $ 170,852,981
Snap-on, Inc. ....................... 671,451 257,434,313
Stanley Black & Decker, Inc. ............. 2,003,983 156,631,311
Westinghouse Air Brake Technologies Corp. ... 2,205,593 595,267,495
Xylem, Inc. ......................... 3,150,852 372,304,672
15,004,002,461
Media — 0.2%
Charter Communications, Inc. , Class A
(a) (b)
.... 1,113,775 183,962,217
EchoStar Corp. , Class A
(a) (b)
.............. 1,741,200 214,411,368
Fox Corp. , Class A, NVS ................ 2,593,068 164,633,887
Fox Corp. , Class B .................... 1,829,701 104,329,551
News Corp. , Class A, NVS .............. 4,783,735 125,907,905
News Corp. , Class B
(a)
................. 1,578,562 48,114,570
Omnicom Group, Inc. .................. 4,069,291 312,196,005
Paramount Skydance Corp. , Class B, NVS
(a)
.. 4,031,441 41,281,956
Trade Desk, Inc. (The) , Class A
(a) (b)
......... 5,695,462 134,355,949
1,329,193,408
Metals & Mining — 0.5%
Freeport-McMoRan, Inc. ................ 18,589,615 1,074,107,955
Newmont Corp. ...................... 14,115,031 1,568,038,794
Nucor Corp. ........................ 2,960,219 666,907,738
Steel Dynamics, Inc. ................... 1,775,559 405,999,321
3,715,053,808
Multi-Utilities — 0.6%
Ameren Corp. ....................... 3,575,095 406,309,547
CenterPoint Energy, Inc. ................ 8,444,573 368,605,611
CMS Energy Corp. .................... 3,963,440 304,154,386
Consolidated Edison, Inc. ............... 4,668,573 520,499,204
Dominion Energy, Inc. .................. 11,044,981 712,401,275
DTE Energy Co. ..................... 2,686,277 407,481,358
NiSource, Inc. ....................... 6,189,604 298,834,081
Public Service Enterprise Group, Inc. ....... 6,456,325 527,223,499
Sempra ........................... 8,442,175 803,019,686
WEC Energy Group, Inc. ................ 4,209,719 496,494,259
4,845,022,906
Office REITs — 0.0%
BXP, Inc. .......................... 1,907,258 111,498,303
Oil, Gas & Consumable Fuels — 3.2%
APA Corp. ......................... 4,588,839 186,903,412
Chevron Corp. ....................... 24,246,132 4,687,019,685
ConocoPhillips ...................... 15,847,025 1,993,238,805
Coterra Energy, Inc. ................... 9,812,752 352,375,924
Devon Energy Corp. ................... 8,022,856 412,134,113
Diamondback Energy, Inc. ............... 2,510,579 516,250,360
EOG Resources, Inc. .................. 7,018,294 986,561,588
EQT Corp. ......................... 8,072,081 484,970,626
Expand Energy Corp. .................. 3,080,629 314,686,252
Exxon Mobil Corp. .................... 54,053,606 8,342,093,014
Kinder Morgan, Inc. ................... 25,323,201 832,373,617
Marathon Petroleum Corp. .............. 3,815,689 947,397,422
Occidental Petroleum Corp. .............. 9,302,604 563,551,750
ONEOK, Inc. ........................ 8,138,836 752,516,777
Phillips 66 .......................... 5,211,604 933,658,857
Targa Resources Corp. ................. 2,776,504 722,113,160
Texas Pacific Land Corp.
(a)
.............. 749,110 332,357,634
Valero Energy Corp. ................... 3,945,176 996,472,554
Williams Cos., Inc. (The) ................ 15,795,969 1,205,390,394
25,562,065,944
Passenger Airlines — 0.1%
Delta Air Lines, Inc. ................... 8,401,999 571,251,912
Southwest Airlines Co. ................. 6,355,003 240,981,714

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
Core S&P 500 ETF
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Passenger Airlines (continued)
United Airlines Holdings, Inc.
(b)
............ 4,183,450 $ 376,510,500
1,188,744,126
Personal Care Products — 0.1%
Estee Lauder Cos., Inc. (The) , Class A ...... 3,197,667 245,293,035
Kenvue, Inc. ........................ 24,782,790 434,442,309
679,735,344
Pharmaceuticals — 3.1%
Bristol-Myers Squibb Co. ................ 26,340,958 1,595,998,645
Eli Lilly & Co. ....................... 10,249,650 9,579,322,890
Johnson & Johnson ................... 31,171,059 7,164,667,911
Merck & Co., Inc. ..................... 32,103,946 3,505,108,824
Pfizer, Inc. ......................... 73,542,275 1,963,578,743
Viatris, Inc. ......................... 14,899,065 222,592,031
Zoetis, Inc. , Class A ................... 5,460,023 627,738,845
24,659,007,889
Professional Services — 0.3%
Automatic Data Processing, Inc. ........... 5,208,033 1,103,790,514
Broadridge Financial Solutions, Inc. ........ 1,510,089 232,523,504
Equifax, Inc. ........................ 1,557,304 270,877,458
Jacobs Solutions, Inc. .................. 1,519,153 196,593,590
Leidos Holdings, Inc. .................. 1,652,584 246,598,584
Paychex, Inc. ....................... 4,178,804 387,082,615
Verisk Analytics, Inc. , Class A ............. 1,802,706 332,581,230
2,770,047,495
Real Estate Management & Development — 0.1%
(b)
CBRE Group, Inc. , Class A .............. 3,758,333 536,426,869
CoStar Group, Inc. .................... 5,482,853 189,761,542
726,188,411
Residential REITs — 0.2%
AvalonBay Communities, Inc. ............ 1,831,164 335,103,012
Camden Property Trust ................. 1,338,056 140,522,641
Equity Residential .................... 4,446,971 290,742,964
Essex Property Trust, Inc. ............... 833,213 219,309,994
Invitation Homes, Inc. .................. 7,296,074 209,908,049
Mid-America Apartment Communities, Inc. .... 1,512,133 195,337,341
UDR, Inc. .......................... 3,891,562 141,419,363
1,532,343,364
Retail REITs — 0.3%
Federal Realty Investment Trust ........... 1,014,718 112,532,226
Kimco Realty Corp. ................... 8,720,219 206,145,977
Realty Income Corp. ................... 11,898,600 764,366,064
Regency Centers Corp. ................ 2,129,740 165,800,259
Simon Property Group, Inc. .............. 4,206,548 856,915,893
2,105,760,419
Semiconductors & Semiconductor Equipment — 16.7%
Advanced Micro Devices, Inc.
(b)
........... 21,088,710 7,475,736,808
Analog Devices, Inc. ................... 6,320,199 2,542,363,250
Applied Materials, Inc. ................. 10,266,433 4,050,005,154
Broadcom, Inc. ...................... 61,326,438 25,599,495,014
First Solar, Inc.
(a) (b)
.................... 1,388,354 280,294,789
Intel Corp.
(b)
........................ 60,731,772 5,737,937,819
KLA Corp. .......................... 1,695,454 2,967,637,909
Lam Research Corp. .................. 16,152,337 4,165,041,619
Microchip Technology, Inc. ............... 6,999,369 650,311,374
Micron Technology, Inc. ................. 14,557,990 7,528,810,108
Monolithic Power Systems, Inc. ........... 629,999 1,017,076,686
NVIDIA Corp. ....................... 314,310,367 62,726,919,942
NXP Semiconductors NV ............... 3,255,307 955,725,582
ON Semiconductor Corp.
(a) (b)
............. 5,096,500 513,778,165
Qnity Electronics, Inc. .................. 2,709,298 381,089,857
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment (continued)
QUALCOMM, Inc. .................... 13,801,211 $ 2,478,421,471
Skyworks Solutions, Inc. ................ 1,943,366 136,365,992
Teradyne, Inc. ....................... 2,025,630 695,743,136
Texas Instruments, Inc. ................. 11,738,809 3,299,544,434
133,202,299,109
Software — 8.0%
Adobe, Inc.
(b)
........................ 5,309,668 1,306,709,295
AppLovin Corp. , Class A
(b)
............... 3,505,265 1,564,575,033
Autodesk, Inc.
(b)
...................... 2,742,152 649,890,024
Cadence Design Systems, Inc.
(a) (b)
......... 3,520,816 1,160,425,745
Crowdstrike Holdings, Inc. , Class A
(b)
........ 3,260,773 1,453,489,565
Datadog, Inc. , Class A
(b)
................ 4,246,122 561,294,867
Fair Isaac Corp.
(a) (b)
................... 306,733 314,401,325
Fortinet, Inc.
(b)
....................... 8,175,967 689,315,778
Gen Digital, Inc. ...................... 7,120,768 137,359,615
Intuit, Inc. .......................... 3,599,328 1,398,338,928
Microsoft Corp. ...................... 96,047,393 39,166,205,918
Oracle Corp. ........................ 21,933,365 3,539,825,777
Palantir Technologies, Inc. , Class A
(b)
....... 29,546,884 4,110,267,033
Palo Alto Networks, Inc.
(a) (b)
.............. 10,452,133 1,874,276,490
PTC, Inc.
(b)
......................... 1,539,130 209,783,419
Roper Technologies, Inc. ................ 1,378,811 489,215,931
Salesforce, Inc. ...................... 12,119,706 2,139,491,700
ServiceNow, Inc.
(b)
.................... 13,529,604 1,194,799,329
Synopsys, Inc.
(b)
..................... 2,474,644 1,194,263,194
Trimble, Inc.
(b)
....................... 3,078,218 207,225,636
Tyler Technologies, Inc.
(a) (b)
.............. 556,563 189,865,902
Workday, Inc. , Class A
(a) (b)
............... 2,755,043 337,217,263
63,888,237,767
Specialized REITs — 0.8%
American Tower Corp. ................. 6,055,270 1,106,358,382
Crown Castle, Inc. .................... 5,632,728 500,073,592
Digital Realty Trust, Inc. ................ 4,177,170 839,360,540
Equinix, Inc. ........................ 1,270,862 1,376,127,499
Extra Space Storage, Inc. ............... 2,745,349 393,490,872
Iron Mountain, Inc. .................... 3,826,519 482,103,129
Public Storage ....................... 2,043,073 617,927,429
SBA Communications Corp. , Class A ........ 1,378,127 304,841,692
VICI Properties, Inc. , Class A ............. 14,128,986 412,566,391
Weyerhaeuser Co. .................... 9,319,794 228,521,349
6,261,370,875
Specialty Retail — 1.6%
AutoZone, Inc.
(b)
..................... 214,533 794,636,668
Best Buy Co., Inc. .................... 2,518,329 152,333,721
Carvana Co. , Class A
(a) (b)
................ 1,829,273 724,026,253
Home Depot, Inc. (The) ................ 12,876,510 4,233,796,488
Lowe's Cos., Inc. ..................... 7,255,639 1,732,574,037
O'Reilly Automotive, Inc.
(b)
............... 10,889,715 1,082,437,671
Ross Stores, Inc. ..................... 4,183,643 952,992,039
TJX Cos., Inc. (The) ................... 14,363,420 2,251,466,085
Tractor Supply Co. .................... 6,834,656 239,896,426
Ulta Beauty, Inc.
(a) (b)
................... 573,833 308,423,761
Williams-Sonoma, Inc. ................. 1,543,014 279,609,567
12,752,192,716
Technology Hardware, Storage & Peripherals — 7.4%
Apple, Inc. ......................... 189,894,457 51,527,860,907
Dell Technologies, Inc. , Class C ........... 3,843,957 803,194,815
Hewlett Packard Enterprise Co. ........... 17,187,603 494,487,338
HP, Inc. ........................... 11,873,762 247,686,675
NetApp, Inc. ........................ 2,561,845 283,775,571
Sandisk Corp.
(b)
...................... 1,909,147 2,093,398,777
Seagate Technology Holdings plc .......... 2,820,663 1,900,111,423

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
Core S&P 500 ETF
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Technology Hardware, Storage & Peripherals (continued)
Super Micro Computer, Inc.
(a) (b)
............ 6,508,062 $ 178,320,899
Western Digital Corp. .................. 4,385,325 1,905,511,419
59,434,347,824
Textiles, Apparel & Luxury Goods — 0.2%
Deckers Outdoor Corp.
(b)
................ 1,836,757 187,716,565
Lululemon Athletica, Inc.
(b)
............... 1,378,928 189,878,386
NIKE, Inc. , Class B ................... 15,411,475 683,653,031
Ralph Lauren Corp. , Class A ............. 500,077 179,347,615
Tapestry, Inc. ........................ 2,618,775 379,827,126
1,620,422,723
Tobacco — 0.6%
Altria Group, Inc. ..................... 21,712,934 1,577,444,655
Philip Morris International, Inc. ............ 20,135,033 3,323,689,897
4,901,134,552
Trading Companies & Distributors — 0.3%
Fastenal Co. ........................ 14,851,199 667,264,371
United Rentals, Inc. ................... 814,870 782,144,821
WW Grainger, Inc. .................... 565,888 657,194,029
2,106,603,221
Water Utilities — 0.0%
American Water Works Co., Inc. ........... 2,524,540 324,201,427
Wireless Telecommunication Services — 0.1%
T-Mobile US, Inc. ..................... 6,128,446 1,198,111,193
Total Common Stocks — 99 .8%
(Cost: $ 724,584,847,170 ) ........................... 798,529,841,025
Security
Shares
Shares Value
Rights
Health Care Equipment & Supplies — 0.0%
Hologic, Inc., CVR
(b)
.................. 2,843,388 $ 28,434
Total Rights — 0.0%
(Cost: $ 28,434 ) ................................. 28,434
Total Long-Term Investments — 99.8%
(Cost: $ 724,584,875,604 ) ........................... 798,529,869,459
Short-Term Securities
Money Market Funds — 0.3%
(c)(d)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.83% .................... 1,136,744,510 1,137,085,533
BlackRock Cash Funds: Treasury, SL Agency
Shares , 3.61% .................... 868,767,913 868,767,913
Total Short-Term Securities — 0 .3%
(Cost: $ 2,005,075,737 ) ............................ 2,005,853,446
Total Investments — 100 .1%
(Cost: $ 726,589,951,341 ) ........................... 800,535,722,905
Liabilities in Excess of Other Assets — (0.1) % ............. (723,913,266)
Net Assets — 100.0% ...............................
$ 799,811,809,639
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
S&P 500 E-Mini Index ....................................................... 3,483 06/18/26 $ 1,261,499 $ 97,130,289

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
Core S&P 500 ETF
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 798,529,841,025 $ — $ — $ 798,529,841,025
Rights ................................................ — 28,434 — 28,434
Short-Term Securities
Money Market Funds ...................................... 2,005,853,446 — — 2,005,853,446
$ 800,535,694,471 $ 28,434 $ — $ 800,535,722,905
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 97,130,289 $ — $ — $ 97,130,289
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
(unaudited)
April 30, 2026
iShares
®
Russell 2000 ETF
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 1.9%
AAR Corp.
(a)(b)
....................... 922,725 $ 101,841,158
AeroVironment, Inc.
(a)(b)
................. 889,851 173,538,742
AerSale Corp.
(a)(b)
..................... 822,987 5,530,473
AIRO Group Holdings, Inc.
(a)(b)
............ 463,988 3,544,868
Archer Aviation, Inc. , Class A
(a)(b)
........... 14,296,076 82,059,476
Astronics Corp.
(a)(b)
.................... 734,574 52,448,584
Beta Technologies, Inc. , Class A
(a)(b)
........ 769,563 12,259,139
Byrna Technologies, Inc.
(a)(b)
.............. 436,292 2,552,308
Cadre Holdings, Inc. ................... 667,677 19,796,623
Ducommun, Inc.
(a)(b)
................... 326,189 46,296,005
Eve Holding, Inc.
(a)(b)
................... 2,261,649 6,513,549
Firefly Aerospace, Inc.
(a)(b)
............... 554,283 19,178,192
Intuitive Machines, Inc. , Class A
(a)(b)
......... 2,616,690 66,333,091
Kratos Defense & Security Solutions, Inc.
(b)
... 4,253,009 268,152,217
Mercury Systems, Inc.
(a)(b)
............... 1,277,019 100,769,569
Moog, Inc. , Class A ................... 662,053 199,483,189
National Presto Industries, Inc. ............ 123,250 17,235,280
Park Aerospace Corp. .................. 422,585 14,308,728
Red Cat Holdings, Inc.
(a)(b)
............... 2,435,037 28,538,634
Redwire Corp.
(a)(b)
..................... 2,488,366 22,868,084
Satellogic, Inc. , Class A
(a)(b)
.............. 1,995,969 12,893,960
V2X, Inc.
(b)
......................... 622,132 42,186,771
Voyager Technologies, Inc. , Class A
(a)(b)
...... 1,123,250 29,665,032
VSE Corp.
(a)
........................ 632,338 108,559,788
York Space Systems, Inc.
(a)(b)
............. 426,661 14,148,079
1,450,701,539
Air Freight & Logistics — 0.1%
Forward Air Corp.
(a)(b)
.................. 513,027 10,804,349
Hub Group, Inc. , Class A ................ 1,413,825 61,967,950
Radiant Logistics, Inc.
(a)(b)
............... 787,694 6,624,506
79,396,805
Automobile Components — 1.0%
Adient plc
(b)
......................... 1,851,284 38,969,528
Cooper-Standard Holdings, Inc.
(a)(b)
......... 401,313 12,067,482
Dana, Inc. .......................... 2,671,718 97,384,121
Dauch Corp.
(a)(b)
...................... 5,386,436 30,756,550
Dorman Products, Inc.
(a)(b)
............... 647,075 72,802,408
Fox Factory Holding Corp.
(a)(b)
............ 985,935 17,500,346
Garrett Motion, Inc. ................... 4,180,936 107,073,771
Gentherm, Inc.
(b)
..................... 708,775 21,334,127
Goodyear Tire & Rubber Co. (The)
(a)(b)
....... 6,484,153 45,907,803
Holley, Inc.
(a)(b)
....................... 1,825,399 6,023,817
LCI Industries ....................... 556,368 66,330,193
Motorcar Parts of America, Inc.
(a)(b)
......... 310,426 3,482,980
Patrick Industries, Inc. ................. 765,860 71,224,980
Phinia, Inc. ......................... 896,082 64,652,316
Solid Power, Inc. , Class A
(a)(b)
............. 4,168,997 14,383,040
Standard Motor Products, Inc. ............ 489,106 18,277,891
Strattec Security Corp.
(a)(b)
............... 98,510 7,413,863
Visteon Corp. ....................... 649,302 72,533,526
XPEL, Inc.
(a)(b)(c)
...................... 598,708 28,510,475
796,629,217
Automobiles — 0.0%
Faraday Future Intelligent Electric, Inc. , Class A
(a)
(b)
............................. 4,115,502 1,795,182
Livewire Group, Inc.
(a)(b)
................. 530,541 965,584
Winnebago Industries, Inc. .............. 640,108 20,873,922
23,634,688
Banks — 9.3%
1st Source Corp. ..................... 440,274 32,373,347
ACNB Corp. ........................ 234,623 11,893,040
Security
Shares
Shares Value
Banks (continued)
Amalgamated Financial Corp. ............ 554,776 $ 22,679,243
Amerant Bancorp, Inc. , Class A ........... 865,917 19,890,113
Ameris Bancorp ...................... 1,529,674 130,404,708
Ames National Corp. .................. 220,906 6,225,131
Arrow Financial Corp. .................. 393,081 14,485,035
Associated Banc-Corp. ................. 3,987,900 112,299,264
Atlantic Union Bankshares Corp. .......... 3,300,387 124,259,571
Avidbank Holdings, Inc.
(a)(b)
.............. 37,658 1,116,183
Axos Financial, Inc.
(a)(b)
................. 1,282,102 123,645,917
Banc of California, Inc. ................. 3,152,609 59,048,367
BancFirst Corp. ...................... 490,692 54,766,134
Bancorp, Inc. (The)
(a)(b)
................. 987,625 59,089,604
Bank First Corp. ..................... 236,630 34,384,705
Bank of Hawaii Corp. .................. 940,033 74,742,024
Bank of Marin Bancorp ................. 342,915 8,792,341
Bank of NT Butterfield & Son Ltd. (The) ...... 992,464 55,032,129
Bank7 Corp. ........................ 113,553 4,875,966
BankUnited, Inc. ..................... 1,769,677 82,254,587
Bankwell Financial Group, Inc. ............ 169,979 8,791,314
Banner Corp. ....................... 827,815 55,389,102
Bar Harbor Bankshares ................ 384,611 13,172,927
BayCom Corp. ...................... 271,594 8,142,388
BCB Bancorp, Inc. .................... 374,562 3,801,804
Beacon Financial Corp. ................. 2,024,345 57,754,563
Blue Ridge Bankshares, Inc. ............. 1,485,899 5,096,634
Bridgewater Bancshares, Inc.
(b)
........... 502,298 9,106,663
Burke & Herbert Financial Services Corp. .... 315,639 20,298,744
Business First Bancshares, Inc. ........... 706,476 19,343,313
BV Financial, Inc.
(a)(b)
.................. 165,262 3,235,830
Byline Bancorp, Inc. ................... 747,676 24,037,783
C&F Financial Corp. ................... 66,684 4,984,629
California Bancorp
(a)
................... 514,803 9,621,668
Camden National Corp. ................ 392,951 18,928,450
Capital Bancorp, Inc. .................. 282,119 8,883,927
Capital City Bank Group, Inc. ............. 333,400 15,393,078
Capitol Federal Financial, Inc. ............ 2,811,214 21,590,124
Carter Bankshares, Inc.
(a)(b)
.............. 536,563 13,736,013
Cathay General Bancorp ................ 1,538,340 86,193,190
CB Financial Services, Inc. .............. 86,137 3,030,300
Central Pacific Financial Corp. ............ 580,182 19,308,457
CF Bankshares, Inc. ................... 105,493 3,090,945
Chain Bridge Bancorp, Inc. , Class A
(a)(b)
...... 45,606 1,694,719
Chemung Financial Corp. ............... 89,117 5,918,260
ChoiceOne Financial Services, Inc. ......... 336,945 10,118,458
Citizens & Northern Corp. ............... 380,729 8,406,496
Citizens Community Bancorp, Inc. ......... 187,263 3,885,707
Citizens Financial Services, Inc. ........... 112,880 7,129,501
City Holding Co. ..................... 317,274 39,012,011
Civista Bancshares, Inc. ................ 460,990 11,464,821
CNB Financial Corp. ................... 682,359 20,730,066
Coastal Financial Corp.
(a)(b)
.............. 301,744 22,817,881
CoastalSouth Bancshares, Inc.
(a)
.......... 160,613 4,103,662
Colony Bankcorp, Inc. ................. 445,194 8,832,649
Columbia Financial, Inc.
(a)(b)
.............. 631,971 12,152,802
Commercial Bancgroup, Inc.
(a)
............ 140,294 4,062,914
Community Financial System, Inc. ......... 1,227,889 77,799,047
Community Trust Bancorp, Inc. ........... 379,445 24,637,364
Community West Bancshares ............ 491,197 11,651,193
ConnectOne Bancorp, Inc. .............. 1,127,507 32,945,755
Customers Bancorp, Inc.
(a)(b)
............. 769,736 58,707,765
CVB Financial Corp. ................... 4,019,797 81,883,265
Dime Community Bancshares, Inc. ......... 947,634 34,010,584
Eagle Bancorp Montana, Inc. ............. 142,443 3,150,839
Eagle Bancorp, Inc.
(a)
.................. 660,580 17,075,993
Eagle Financial Services, Inc. ............ 86,542 3,260,903

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
Russell 2000 ETF
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Banks (continued)
Eastern Bankshares, Inc. ............... 5,115,485 $ 103,486,262
ECB Bancorp, Inc.
(a)(b)
.................. 99,364 1,784,577
Enterprise Financial Services Corp. ........ 871,138 50,369,199
Equity Bancshares, Inc. , Class A .......... 375,628 17,030,974
Esquire Financial Holdings, Inc.
(a)
.......... 169,801 17,849,481
Farmers & Merchants Bancorp, Inc. ........ 329,688 8,829,045
Farmers National Banc Corp. ............. 1,318,540 18,551,858
FB Bancorp, Inc.
(a)(b)
................... 357,241 4,994,229
FB Financial Corp. .................... 1,019,083 55,101,818
Fidelity D&D Bancorp, Inc. ............... 119,056 5,368,235
Financial Institutions, Inc. ............... 461,213 15,713,527
Finward Bancorp
(a)
.................... 61,822 1,989,432
Finwise Bancorp
(a)(b)
................... 191,445 2,976,970
First Bancorp
(a)
...................... 953,871 55,076,512
First BanCorp ....................... 3,621,377 87,927,034
First Bancorp, Inc. (The) ................ 278,442 7,924,459
First Bank .......................... 531,334 7,884,997
First Busey Corp. ..................... 1,994,404 52,253,385
First Business Financial Services, Inc. ....... 196,210 11,027,002
First Capital, Inc. ..................... 71,083 3,844,169
First Commonwealth Financial Corp. ........ 2,413,372 44,430,179
First Community Bankshares, Inc. ......... 377,703 16,097,702
First Community Corp. ................. 142,798 4,228,249
First Financial Bancorp ................. 2,537,715 76,842,010
First Financial Bankshares, Inc. ........... 3,150,800 101,676,316
First Financial Corp. ................... 280,333 18,409,468
First Internet Bancorp .................. 185,532 4,252,393
First Interstate BancSystem, Inc. , Class A .... 2,079,349 73,796,096
First Merchants Corp. .................. 1,480,514 59,871,986
First Mid Bancshares, Inc. ............... 521,421 21,946,610
First National Corp. ................... 147,414 3,938,902
First United Corp. .................... 136,100 5,057,476
First Western Financial, Inc.
(a)(b)
........... 199,884 5,658,716
Firstsun Capital Bancorp
(b)
............... 547,804 19,370,349
Five Star Bancorp .................... 382,716 15,480,862
Flagstar Bank NA
(a)
................... 7,131,157 99,622,263
Flushing Financial Corp. ................ 749,998 12,089,968
Franklin Financial Services Corp. .......... 97,264 5,480,826
FS Bancorp, Inc. ..................... 174,826 7,104,929
Fulton Financial Corp. .................. 4,544,107 98,107,270
FVCBankcorp, Inc. .................... 373,672 5,851,704
GBank Financial Holdings, Inc.
(a)(b)
......... 212,793 6,266,754
German American Bancorp, Inc. ........... 836,877 36,044,292
Glacier Bancorp, Inc. .................. 3,011,879 147,732,665
Great Southern Bancorp, Inc. ............. 198,244 13,524,206
Greene County Bancorp, Inc. ............. 173,266 4,167,047
Hancock Whitney Corp. ................ 1,991,498 134,446,030
Hanmi Financial Corp. ................. 733,279 21,932,375
Hanover Bancorp, Inc.
(a)
................ 84,777 2,010,910
Hawthorn Bancshares, Inc. .............. 105,144 3,534,941
HBT Financial, Inc. .................... 307,890 8,547,026
Heritage Financial Corp. ................ 812,270 22,353,670
Hilltop Holdings, Inc. ................... 1,041,832 39,245,811
Hingham Institution for Savings (The)
(a)
...... 39,269 11,160,250
Home Bancorp, Inc. ................... 166,765 10,371,115
Home BancShares, Inc. ................ 4,441,892 119,353,638
HomeTrust Bancshares, Inc. ............. 381,155 17,407,349
Hope Bancorp, Inc. ................... 2,910,726 36,238,539
Horizon Bancorp, Inc. .................. 1,127,296 20,404,058
Independent Bank Corp. ................ 1,665,635 108,199,485
International Bancshares Corp. ........... 1,291,582 92,658,093
Investar Holding Corp. ................. 276,244 7,654,721
John Marshall Bancorp, Inc. ............. 292,416 6,140,736
Kearny Financial Corp. ................. 1,311,802 10,546,888
Lakeland Financial Corp. ................ 578,265 34,996,598
Security
Shares
Shares Value
Banks (continued)
Landmark Bancorp, Inc. ................ 86,541 $ 2,295,067
LCNB Corp. ........................ 309,255 5,013,024
LINKBANCORP, Inc. .................. 444,605 3,863,617
Live Oak Bancshares, Inc. ............... 842,318 31,671,157
MainStreet Bancshares, Inc. ............. 140,499 3,290,487
Mechanics Bancorp , Class A ............. 1,136,541 16,781,028
Mercantile Bank Corp. ................. 384,138 19,710,121
Meridian Corp. ...................... 219,046 4,122,446
Metrocity Bankshares, Inc. .............. 492,494 15,754,883
Metropolitan Bank Holding Corp. .......... 214,084 18,914,321
Mid Penn Bancorp, Inc. ................. 460,973 15,198,280
Midland States Bancorp, Inc. ............. 476,589 12,396,080
MVB Financial Corp. .................. 282,226 7,374,565
National Bank Holdings Corp. , Class A ...... 924,140 39,460,778
National Bankshares, Inc. ............... 147,042 5,263,368
NB Bancorp, Inc. ..................... 923,124 18,120,924
NBT Bancorp, Inc. .................... 1,212,510 52,974,562
Nicolet Bankshares, Inc. ................ 433,946 63,564,410
Northeast Bank
(a)
..................... 175,555 21,830,264
Northeast Community Bancorp, Inc. ........ 317,579 7,620,308
Northfield Bancorp, Inc. ................ 866,855 12,092,627
Northpointe Bancshares, Inc. ............. 465,845 8,306,016
Northrim Bancorp, Inc. ................. 512,558 12,573,048
Northwest Bancshares, Inc. .............. 3,410,122 47,161,987
Norwood Financial Corp. ................ 233,901 6,846,282
Oak Valley Bancorp ................... 162,858 5,387,343
OceanFirst Financial Corp. .............. 1,334,440 25,447,771
OFG Bancorp ....................... 1,060,690 48,749,312
Ohio Valley Banc Corp. ................. 82,672 3,679,731
Old National Bancorp .................. 8,229,563 197,262,625
Old Second Bancorp, Inc. ............... 1,189,707 24,519,861
OP Bancorp ........................ 274,020 3,929,447
Orange County Bancorp, Inc. ............. 293,885 10,021,478
Origin Bancorp, Inc. ................... 707,009 33,102,161
Orrstown Financial Services, Inc. .......... 439,937 16,163,285
Park National Corp. ................... 349,269 60,140,629
Parke Bancorp, Inc. ................... 268,279 8,077,881
Pathward Financial, Inc.
(a)
............... 541,095 46,988,690
Patriot National Bancorp, Inc.
(a)(b)
.......... 1,615,727 1,979,266
PCB Bancorp ....................... 293,120 7,072,986
Peapack-Gladstone Financial Corp. ........ 377,375 15,755,406
Peoples Bancorp of North Carolina, Inc. ..... 112,781 4,445,827
Peoples Bancorp, Inc. ................. 831,620 28,607,728
Peoples Financial Services Corp. .......... 220,313 12,549,028
Pioneer Bancorp, Inc.
(b)
................. 266,610 3,793,860
Plumas Bancorp ..................... 144,218 7,356,560
Ponce Financial Group, Inc.
(a)(b)
........... 457,869 7,994,393
Preferred Bank ...................... 178,651 16,923,609
Primis Financial Corp. .................. 527,468 7,732,681
Princeton Bancorp, Inc. ................. 132,776 4,749,398
Provident Financial Services, Inc. .......... 2,976,427 67,505,364
QCR Holdings, Inc.
(a)
.................. 387,243 35,014,512
RBB Bancorp ....................... 413,982 9,985,246
Red River Bancshares, Inc. .............. 114,427 10,381,962
Renasant Corp. ...................... 2,252,142 89,837,944
Republic Bancorp, Inc. , Class A ........... 201,264 15,241,723
Rhinebeck Bancorp, Inc.
(a)(b)
.............. 66,765 1,090,940
Richmond Mutual Bancorp,
Inc.
........... 129,631 2,050,762
Riverview Bancorp, Inc. ................ 342,045 1,771,793
S&T Bancorp, Inc. .................... 914,409 40,352,869
SB Financial Group, Inc. ................ 111,562 2,324,952
Seacoast Banking Corp. of Florida ......... 2,228,389 70,127,402
ServisFirst Bancshares, Inc. ............. 1,213,567 96,624,205
Shore Bancshares, Inc. ................. 742,564 14,331,485
Sierra Bancorp ...................... 315,046 11,366,860

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
Russell 2000 ETF
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Banks (continued)
Simmons First National Corp. , Class A ...... 3,304,016 $ 70,243,380
SmartFinancial, Inc. ................... 351,053 14,723,163
Sound Financial Bancorp, Inc. ............ 31,857 1,310,916
South Plains Financial, Inc. .............. 300,758 12,355,139
Southern First Bancshares, Inc.
(a)(b)
......... 187,323 10,546,285
Southern Missouri Bancorp, Inc. ........... 234,092 15,974,438
Southside Bancshares, Inc. .............. 678,639 22,415,446
SR Bancorp, Inc.
(a)
.................... 146,897 2,836,581
Stellar Bancorp, Inc. ................... 1,089,847 40,934,653
Sterling Bancorp, Inc.
(a)(b)(d)
............... 580,763 6
Stock Yards Bancorp, Inc. ............... 616,637 44,601,354
Texas Capital Bancshares, Inc.
(b)
.......... 1,046,236 105,355,965
Third Coast Bancshares, Inc.
(a)(b)
........... 311,142 11,618,042
Timberland Bancorp, Inc. ............... 190,083 7,580,510
Tompkins Financial Corp. ............... 322,115 27,144,631
Towne Bank ........................ 1,945,785 69,192,115
TriCo Bancshares .................... 727,600 36,576,452
Triumph Financial, Inc.
(a)(b)
............... 533,389 36,099,768
TrustCo Bank Corp. ................... 443,279 21,100,080
Trustmark Corp. ..................... 1,308,982 58,079,531
UMB Financial Corp. .................. 1,710,115 215,765,210
Union Bankshares, Inc. ................. 57,038 1,408,268
United Bankshares, Inc. ................ 3,270,360 143,274,472
United Community Banks, Inc. ............ 2,901,699 96,713,628
Unity Bancorp, Inc. .................... 178,007 9,306,206
Univest Financial Corp. ................. 681,029 25,872,292
USCB Financial Holdings, Inc. , Class A ...... 249,825 4,556,808
Valley National Bancorp ................ 11,478,588 155,764,439
Virginia National Bankshares Corp. ......... 114,151 4,817,172
WaFd, Inc. ......................... 1,834,945 64,957,053
Washington Trust Bancorp, Inc. ........... 433,919 13,638,074
WesBanco, Inc. ...................... 2,238,748 76,968,156
West Bancorp, Inc. .................... 380,616 9,115,753
Westamerica Bancorp ................. 551,040 30,208,013
Western New England Bancorp, Inc. ........ 383,556 5,350,606
WSFS Financial Corp. ................. 1,280,192 92,135,418
7,196,055,194
Beverages — 0.1%
MGP Ingredients, Inc. .................. 329,305 6,566,342
National Beverage Corp.
(b)
............... 561,540 19,215,899
Vita Coco Co., Inc. (The)
(a)(b)
............. 1,119,317 73,863,729
Zevia PBC , Class A
(a)(b)
................. 1,241,152 1,588,674
101,234,644
Biotechnology — 8.3%
(b)
4D Molecular Therapeutics, Inc.
(a)
.......... 1,028,532 9,123,079
Abeona Therapeutics, Inc.
(a)
.............. 1,105,964 6,038,563
Absci Corp.
(a)
....................... 3,196,775 15,903,956
ACADIA Pharmaceuticals, Inc. ............ 2,963,205 66,523,952
Actuate Therapeutics, Inc.
(a)
.............. 179,075 526,481
ADC Therapeutics SA
(a)
................ 2,362,313 8,929,543
ADMA Biologics, Inc. .................. 5,444,035 55,801,359
Agios Pharmaceuticals, Inc.
(a)
............ 1,325,655 37,118,340
Akebia Therapeutics, Inc.
(a)
.............. 6,000,681 8,280,940
Aktis Oncology, Inc.
(a)
.................. 471,689 8,844,169
Aldeyra Therapeutics, Inc.
(a)
.............. 1,320,652 2,007,391
Alector, Inc.
(a)
....................... 2,086,954 4,946,081
Alkermes plc
(a)
....................... 3,821,236 128,813,866
Allogene Therapeutics, Inc.
(a)
............. 3,684,904 7,848,846
Altimmune, Inc.
(a)
..................... 3,020,090 7,852,234
AnaptysBio, Inc.
(a)
.................... 437,106 28,730,977
Anavex Life Sciences Corp.
(a)
............. 2,053,384 6,858,303
Anika Therapeutics, Inc. ................ 293,676 3,656,266
Annexon, Inc.
(a)
...................... 3,117,273 18,298,393
Security
Shares
Shares Value
Biotechnology (continued)
Apogee Therapeutics, Inc.
(a)
.............. 1,044,922 $ 86,613,585
Arbutus Biopharma Corp.
(a)
.............. 3,579,731 15,034,870
Arcturus Therapeutics Holdings, Inc.
(a)
....... 637,111 5,491,897
Arcus Biosciences, Inc.
(a)
................ 1,977,796 50,433,798
Arcutis Biotherapeutics, Inc.
(a)
............ 2,586,973 60,069,513
Ardelyx, Inc.
(a)
....................... 5,628,082 35,625,759
ArriVent Biopharma, Inc.
(a)
............... 756,508 23,519,834
Arrowhead Pharmaceuticals, Inc.
(a)
......... 3,183,840 233,948,563
ARS Pharmaceuticals, Inc.
(a)
............. 1,393,126 11,507,221
Atrium Therapeutics, Inc. ............... 286,961 3,664,492
aTyr Pharma, Inc.
(a)
................... 2,076,531 1,676,591
Aura Biosciences, Inc.
(a)
................ 1,035,333 7,299,098
Aurinia Pharmaceuticals, Inc.
(a)
............ 2,810,395 43,237,927
Avita Medical, Inc.
(a)
................... 319,845 1,381,730
Beam Therapeutics, Inc.
(a)
............... 2,247,029 68,152,390
Benitec Biopharma, Inc.
(a)
............... 431,719 5,202,214
Bicara Therapeutics, Inc.
(a)
.............. 749,713 16,178,807
BioCryst Pharmaceuticals, Inc.
(a)
........... 5,332,961 48,849,923
Biohaven Ltd.
(a)
...................... 2,770,046 26,564,741
Bridgebio Pharma, Inc.
(a)
................ 3,729,401 265,197,705
Bright Minds Biosciences, Inc.
(a)
........... 164,783 14,492,665
Candel Therapeutics, Inc.
(a)
.............. 1,071,915 6,624,435
Capricor Therapeutics, Inc.
(a)
............. 1,021,877 34,314,630
Cardiff Oncology, Inc.
(a)
................. 1,475,743 2,553,035
CareDx, Inc.
(a)
....................... 1,189,754 24,758,781
Cartesian Therapeutics, Inc.
(a)
............ 236,790 1,472,834
Catalyst Pharmaceuticals, Inc.
(a)
........... 2,725,033 76,655,178
Celcuity, Inc.
(a)
....................... 825,050 100,119,818
Celldex Therapeutics, Inc.
(a)
.............. 1,777,573 58,446,600
CG oncology, Inc.
(a)
................... 1,391,052 92,838,810
Cogent Biosciences, Inc. ................ 3,365,597 120,454,717
Coherus Oncology, Inc.
(a)
............... 2,397,199 4,255,028
Compass Therapeutics, Inc.
(a)
............ 3,039,031 5,379,085
Corvus Pharmaceuticals, Inc.
(a)
........... 1,522,811 23,131,499
CRISPR Therapeutics AG
(a)
.............. 2,147,349 112,392,247
Cullinan Therapeutics, Inc.
(a)
............. 1,264,054 16,495,905
Cytokinetics, Inc.
(a)
.................... 2,813,548 179,982,666
Denali Therapeutics, Inc.
(a)
.............. 3,335,632 62,443,031
Design Therapeutics, Inc. ............... 582,726 7,925,074
DiaMedica Therapeutics, Inc.
(a)
............ 798,377 4,830,181
Dianthus Therapeutics, Inc. .............. 843,584 74,066,675
Disc Medicine, Inc.
(a)
................... 647,055 42,673,277
Dyne Therapeutics, Inc.
(a)
............... 3,125,734 54,856,632
Editas Medicine, Inc.
(a)
................. 2,367,489 7,102,467
Eledon Pharmaceuticals, Inc.
(a)
............ 1,790,218 6,516,394
Emergent BioSolutions, Inc.
(a)
............ 1,231,872 10,138,307
Enanta Pharmaceuticals, Inc.
(a)
........... 650,063 9,029,375
Entrada Therapeutics, Inc.
(a)
............. 676,287 9,129,874
Erasca, Inc.
(a)
....................... 4,478,698 47,698,134
Evommune, Inc.
(a)
.................... 241,965 5,758,767
Fate Therapeutics, Inc.
(a)
................ 2,562,798 3,203,498
Fennec Pharmaceuticals, Inc.
(a)
........... 598,020 3,881,150
First Tracks Biotherapeutics, Inc. .......... 437,106 10,171,457
Foghorn Therapeutics, Inc.
(a)
............. 759,210 3,606,247
Geron Corp.
(a)
....................... 12,808,687 19,725,378
Gossamer Bio, Inc.
(a)
.................. 4,652,190 1,711,075
GRAIL, Inc.
(a)
....................... 826,287 45,016,116
Greenwich Lifesciences, Inc.
(a)
............ 153,194 3,618,442
Gyre Therapeutics, Inc.
(a)
............... 272,385 2,091,917
Heron Therapeutics, Inc.
(a)
............... 3,717,947 4,461,536
Humacyte, Inc.
(a)
..................... 3,702,040 3,116,377
Ideaya Biosciences, Inc.
(a)
............... 1,981,375 57,658,012
ImmunityBio, Inc.
(a)
.................... 6,932,455 49,220,430
Immunome, Inc.
(a)
.................... 2,403,214 55,129,729
Immunovant, Inc.
(a)
.................... 1,913,237 51,934,818

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
Russell 2000 ETF
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Biotechnology (continued)
Inhibikase Therapeutics, Inc.
(a)
............ 2,341,734 $ 4,425,877
Inhibrx Biosciences, Inc.
(a)
............... 215,655 27,864,783
Inmune Bio, Inc.
(a)
.................... 401,586 574,268
Intellia Therapeutics, Inc.
(a)
.............. 2,624,101 35,372,881
Iovance Biotherapeutics, Inc.
(a)
............ 7,907,226 26,568,279
Ironwood Pharmaceuticals, Inc. , Class A
(a)
.... 3,802,419 15,684,978
Jade Biosciences, Inc.
(a)
................ 767,764 18,733,442
Janux Therapeutics, Inc. ................ 1,011,452 14,534,565
KalVista Pharmaceuticals, Inc.
(a)
........... 905,839 24,149,668
Keros Therapeutics, Inc.
(a)
............... 688,778 7,659,211
Kodiak Sciences, Inc.
(a)
................. 892,093 38,788,204
Korro Bio, Inc.
(a)
...................... 154,563 2,085,055
Krystal Biotech, Inc.
(a)
.................. 583,028 152,904,923
Kura Oncology, Inc.
(a)
.................. 1,890,685 16,694,749
Kymera Therapeutics, Inc.
(a)
.............. 1,348,910 109,356,134
Larimar Therapeutics, Inc.
(a)
.............. 1,129,517 4,585,839
Lexeo Therapeutics, Inc.
(a)
............... 1,568,241 8,931,133
Madrigal Pharmaceuticals, Inc.
(a)
.......... 402,277 208,134,097
MannKind Corp.
(a)
.................... 7,170,724 20,293,149
MapLight Therapeutics, Inc.
(a)
............. 453,283 14,446,129
MeiraGTx Holdings plc
(a)
................ 1,081,193 9,968,599
MiMedx Group, Inc. ................... 2,826,523 9,497,117
Mineralys Therapeutics, Inc.
(a)
............ 1,123,260 29,934,879
Mirum Pharmaceuticals, Inc.
(a)
............ 991,014 96,435,572
Monopar Therapeutics, Inc.
(a)
............. 105,058 5,478,775
Monte Rosa Therapeutics, Inc.
(a)
........... 1,428,492 27,355,622
Myriad Genetics, Inc. .................. 2,167,139 10,293,910
Neurogene, Inc.
(a)
..................... 268,965 7,017,297
Nkarta, Inc.
(a)
........................ 1,154,417 3,197,735
Novavax, Inc.
(a)
...................... 3,531,544 27,987,486
Nurix Therapeutics, Inc.
(a)
............... 2,380,709 39,757,840
Nuvalent, Inc. , Class A
(a)
................ 1,175,338 117,862,895
Nuvectis Pharma, Inc.
(a)
................ 344,260 2,946,866
Olema Pharmaceuticals, Inc.
(a)
............ 1,650,972 23,790,507
Organogenesis Holdings, Inc. , Class A
(a)
..... 1,631,792 3,834,711
ORIC Pharmaceuticals, Inc.
(a)
............ 1,558,472 15,397,703
Oruka Therapeutics, Inc.
(a)
............... 910,559 62,291,341
Palvella Therapeutics, Inc.
(a)
............. 181,989 23,352,828
PDL BioPharma, Inc.
(d)
................. 11,853 —
Perspective Therapeutics, Inc.
(a)
........... 1,444,696 5,634,314
Praxis Precision Medicines, Inc.
(a)
.......... 607,245 193,607,923
Precigen, Inc.
(a)
...................... 4,260,928 17,725,460
Prime Medicine, Inc.
(a)
.................. 2,435,386 8,633,443
Protagonist Therapeutics, Inc. ............ 1,369,212 135,510,912
Protalix BioTherapeutics, Inc.
(a)
........... 1,613,837 3,469,750
Protara Therapeutics, Inc.
(a)
.............. 1,174,279 6,258,907
Prothena Corp. plc
(a)
................... 1,050,773 11,621,549
PTC Therapeutics, Inc.
(a)
................ 1,851,063 120,430,159
Puma Biotechnology, Inc.
(a)
.............. 1,043,652 7,837,827
Recursion Pharmaceuticals, Inc. , Class A
(a)
... 10,725,659 37,110,780
REGENXBIO, Inc.
(a)
................... 1,111,585 9,970,917
Relay Therapeutics, Inc.
(a)
............... 3,333,053 43,196,367
Replimune Group, Inc.
(a)
................ 1,664,420 4,277,559
Rezolute, Inc.
(a)
...................... 1,724,416 5,518,131
Rhythm Pharmaceuticals, Inc.
(a)
........... 1,241,776 101,030,895
Rigel Pharmaceuticals, Inc.
(a)
............. 421,651 12,185,714
Rocket Pharmaceuticals, Inc.
(a)
............ 1,991,103 6,929,038
Sana Biotechnology, Inc.
(a)
............... 3,954,326 13,009,733
Savara, Inc.
(a)
....................... 3,434,968 17,999,232
Scholar Rock Holding Corp.
(a)
............ 2,052,219 95,653,928
SELLAS Life Sciences Group, Inc.
(a)
........ 4,016,864 19,883,477
Sionna Therapeutics, Inc.
(a)
.............. 384,206 14,868,772
Soleno Therapeutics, Inc. ............... 1,185,691 62,628,199
Solid Biosciences, Inc.
(a)
................ 1,381,447 10,029,305
Spyre Therapeutics, Inc.
(a)
............... 1,757,742 130,863,892
Security
Shares
Shares Value
Biotechnology (continued)
Stoke Therapeutics, Inc.
(a)
............... 1,156,286 $ 37,833,678
Syndax Pharmaceuticals, Inc.
(a)
........... 2,018,383 43,253,948
Tango Therapeutics, Inc.
(a)
............... 2,617,370 56,587,539
Taysha Gene Therapies, Inc.
(a)
............ 5,199,208 33,222,939
Tectonic Therapeutic, Inc.
(a)
.............. 259,650 7,262,411
Tevogen Bio Holdings, Inc.
(a)
............. 9,849 65,397
TG Therapeutics, Inc.
(a)
................. 3,418,207 115,467,032
Tonix Pharmaceuticals Holding Corp.
(a)
...... 316,893 4,097,426
Travere Therapeutics, Inc.
(a)
.............. 1,944,536 81,903,856
TriSalus Life Sciences, Inc.
(a)
............. 621,104 2,683,169
TuHURA Biosciences, Inc.
(a)
............. 925,484 2,073,084
Twist Bioscience Corp.
(a)
................ 1,430,053 83,586,598
Tyra Biosciences, Inc.
(a)
................ 611,632 21,254,212
Upstream Bio, Inc.
(a)
................... 775,813 7,121,963
UroGen Pharma Ltd.
(a)
................. 949,875 22,635,521
Vanda Pharmaceuticals, Inc.
(a)
............ 1,314,587 9,333,568
Vaxcyte, Inc.
(a)
....................... 2,921,029 167,199,700
Vera Therapeutics, Inc. , Class A
(a)
.......... 1,449,588 51,619,829
Veracyte, Inc.
(a)
...................... 1,843,599 60,691,279
Verastem, Inc.
(a)
...................... 1,549,322 8,459,298
Vericel Corp.
(a)
....................... 1,184,294 41,130,531
Vir Biotechnology, Inc.
(a)
................ 2,188,239 22,352,861
Viridian Therapeutics, Inc. ............... 1,911,685 25,769,514
Voyager Therapeutics, Inc.
(a)
............. 1,126,941 4,203,490
Xencor, Inc.
(a)
....................... 1,654,626 19,739,688
Xenon Pharmaceuticals, Inc. ............. 2,031,666 113,854,563
XOMA Royalty Corp.
(a)
................. 228,826 9,368,136
Zenas Biopharma, Inc.
(a)
................ 547,277 10,573,392
Zymeworks, Inc.
(a)
.................... 1,179,613 32,486,542
6,426,742,094
Broadline Retail — 0.1%
Groupon, Inc. , Class A
(a)(b)
............... 600,189 8,528,686
Kohl's Corp. ........................ 2,570,882 36,429,398
Savers Value Village, Inc.
(a)(b)
............. 915,670 7,737,411
52,695,495
Building Products — 1.6%
American Woodmark Corp.
(b)
............. 338,471 14,784,413
Apogee Enterprises, Inc. ................ 499,755 18,191,082
AZZ, Inc.
(a)
......................... 698,461 99,907,862
CSW Industrials, Inc.
(a)
................. 375,575 109,367,440
Gibraltar Industries, Inc.
(a)(b)
.............. 700,904 27,356,283
Griffon Corp. ........................ 906,070 82,606,402
Insteel Industries, Inc.
(a)
................ 430,783 11,277,899
Janus International Group, Inc.
(a)(b)
......... 3,188,001 16,577,605
JELD-WEN Holding, Inc.
(a)(b)
.............. 2,067,325 2,832,235
Masterbrand, Inc.
(a)(b)
.................. 2,981,880 26,777,282
Modine Manufacturing Co.
(a)(b)
............ 1,233,617 314,115,897
Quanex Building Products Corp. ........... 1,080,610 21,547,363
Resideo Technologies, Inc.
(a)(b)
............ 3,041,880 125,842,576
Tecnoglass, Inc. ...................... 640,624 27,598,082
UFP Industries, Inc. ................... 1,367,968 122,419,456
Zurn Elkay Water Solutions Corp. .......... 3,536,201 183,741,004
1,204,942,881
Capital Markets — 1.7%
Acadian Asset Management, Inc. .......... 637,197 42,915,218
AlTi Global, Inc. , Class A
(a)(b)
............. 984,223 3,484,149
Artisan Partners Asset Management, Inc. , Class
A ............................. 1,503,570 56,293,661
Bakkt, Inc. , Class A
(a)(b)
................. 397,495 3,426,407
BGC Group, Inc. , Class A ............... 8,564,321 96,177,325
Cohen & Steers, Inc. .................. 657,704 46,230,014
DigitalBridge Group, Inc. , Class A .......... 4,258,265 66,258,603
Donnelley Financial Solutions, Inc.
(a)(b)
....... 603,055 30,333,667

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
Russell 2000 ETF
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Capital Markets (continued)
GCM Grosvenor, Inc. , Class A ............ 1,414,036 $ 15,441,273
Innventure, Inc.
(a)(b)
.................... 1,211,667 7,887,952
Marex Group plc ..................... 1,301,161 69,416,939
MarketWise, Inc. , Class A ............... 51,550 867,071
Miami International Holdings, Inc.
(b)
......... 580,980 27,009,760
Moelis & Co. , Class A .................. 1,470,957 95,788,720
Open Lending Corp.
(a)(b)
................. 2,505,694 4,410,021
Patria Investments Ltd. , Class A ........... 1,568,859 20,253,970
Perella Weinberg Partners , Class A ......... 1,533,451 34,870,676
Piper Sandler Cos.
(a)
................... 1,643,379 143,302,649
PJT Partners, Inc. , Class A
(a)
............. 545,525 83,323,489
Ridgepost Capital, Inc. , Class A ........... 1,375,317 10,906,264
Siebert Financial Corp.
(a)(b)
............... 290,866 509,015
Silvercrest Asset Management Group, Inc. , Class
A ............................. 234,958 3,089,698
StepStone Group, Inc. , Class A ........... 1,654,273 87,511,042
StoneX Group, Inc.
(a)(b)
................. 1,733,419 183,794,417
Value Line, Inc. ...................... 19,786 696,269
Victory Capital Holdings, Inc. , Class A ....... 1,062,336 83,403,999
Virtus Investment Partners, Inc. ........... 157,149 22,873,037
Wealthfront Corp.
(a)(b)
.................. 806,562 8,493,098
Webull Corp.
(a)(b)
..................... 6,575,655 44,911,724
Westwood Holdings Group, Inc. ........... 125,567 2,064,321
WisdomTree, Inc. ..................... 2,920,057 49,640,969
1,345,585,417
Chemicals — 1.6%
AdvanSix, Inc. ....................... 632,900 15,607,314
American Vanguard Corp.
(b)
.............. 593,609 1,709,594
Arq, Inc.
(a)(b)
......................... 772,603 1,753,809
Ascent Industries Co.
(a)(b)
................ 162,586 2,368,878
ASP Isotopes, Inc.
(a)(b)
.................. 2,644,501 13,910,075
Aspen Aerogels, Inc.
(a)(b)
................ 1,583,159 5,873,520
Avient Corp. ........................ 2,159,879 80,088,313
Balchem Corp. ...................... 767,434 124,032,683
Cabot Corp. ........................ 1,234,238 94,986,957
Chemours Co. (The) ................... 3,551,254 95,706,295
Core Molding Technologies, Inc.
(a)(b)
......... 193,397 5,212,049
Ecovyst, Inc.
(a)(b)
...................... 2,689,691 38,139,818
Flotek Industries, Inc.
(a)(b)
................ 337,231 5,699,204
Hawkins, Inc.
(a)
...................... 459,873 77,005,734
HB Fuller Co. ....................... 1,286,900 77,883,188
Ingevity Corp.
(a)(b)
..................... 845,131 64,390,531
Innospec, Inc. ....................... 579,453 44,189,086
Intrepid Potash, Inc.
(a)(b)
................. 255,868 10,124,697
Koppers Holdings, Inc. ................. 438,573 17,906,936
Kronos Worldwide, Inc. ................. 524,312 3,900,881
LSB Industries, Inc.
(a)(b)
................. 1,272,243 18,956,421
Mativ Holdings, Inc. ................... 1,261,647 11,708,084
Minerals Technologies, Inc. .............. 738,567 53,132,510
Orion SA
(a)
......................... 1,303,496 9,802,290
Perimeter Solutions, Inc.
(a)(b)
.............. 3,277,843 99,318,643
PureCycle Technologies, Inc.
(a)(b)
........... 3,033,821 22,692,981
Quaker Chemical Corp. ................ 322,933 43,883,365
Rayonier Advanced Materials, Inc.
(a)(b)
....... 1,520,505 14,429,592
Sensient Technologies Corp. ............. 993,717 112,926,000
Solesence, Inc.
(a)(b)
.................... 321,605 430,951
Stepan Co. ......................... 506,129 25,321,634
Trinseo plc ......................... 760,063 76,006
Tronox Holdings plc ................... 2,827,102 28,242,749
Valhi, Inc. .......................... 65,220 981,561
1,222,392,349
Security
Shares
Shares Value
Commercial Services & Supplies — 1.3%
ABM Industries, Inc. ................... 1,419,731 $ 57,925,025
ACCO Brands Corp. ................... 2,139,039 6,866,315
ACV Auctions, Inc. , Class A
(b)
............. 3,946,155 20,480,544
BrightView Holdings, Inc.
(a)(b)
............. 1,694,850 20,168,715
Brink's Co. (The) ..................... 981,456 104,770,428
Casella Waste Systems, Inc. , Class A
(b)
...... 1,474,413 116,847,230
Cimpress plc
(a)(b)
..................... 404,037 35,741,113
CompX International, Inc. , Class A ......... 28,506 663,335
CoreCivic, Inc.
(b)
..................... 2,434,067 49,801,011
Deluxe Corp. ........................ 1,049,055 32,678,063
Ennis, Inc. ......................... 551,588 11,517,157
Enviri Corp.
(a)(b)
...................... 1,791,010 35,264,987
GEO Group, Inc. (The)
(a)(b)
............... 3,141,393 58,147,184
Healthcare Services Group, Inc.
(a)(b)
......... 1,660,850 35,558,799
HNI Corp. .......................... 1,644,745 60,098,982
Interface, Inc. , Class A ................. 1,365,854 38,080,010
Liquidity Services, Inc.
(a)(b)
............... 548,477 19,553,205
MillerKnoll, Inc. ...................... 1,617,688 26,012,423
Mobile Infrastructure Corp. , Class A
(a)(b)
...... 202,402 372,420
NL Industries, Inc. .................... 189,699 1,138,194
Onterris, Inc.
(a)(b)
...................... 778,525 16,387,951
OPENLANE, Inc.
(b)
.................... 2,484,063 78,098,941
Perma-Fix Environmental Services, Inc.
(a)(b)
... 405,430 5,132,744
Pitney Bowes, Inc. .................... 2,430,346 37,573,149
Quad/Graphics, Inc. , Class A ............. 692,827 5,154,633
UniFirst Corp. ....................... 343,946 87,881,642
Vestis Corp.
(b)
....................... 2,175,137 21,142,332
Virco Mfg. Corp. ..................... 259,100 1,570,146
984,626,678
Communications Equipment — 1.5%
(b)
ADTRAN Holdings, Inc.
(a)
............... 1,764,364 31,211,599
Applied Optoelectronics, Inc.
(a)
............ 1,555,994 255,743,174
Aviat Networks, Inc.
(a)
.................. 273,540 6,272,272
BK Technologies Corp.
(a)
................ 69,257 6,673,605
Calix, Inc.
(a)
......................... 1,419,415 61,829,717
Clearfield, Inc.
(a)
...................... 270,769 7,822,516
Digi International, Inc.
(a)
................. 874,403 49,001,544
Extreme Networks, Inc. ................. 3,142,219 69,411,618
Harmonic, Inc. ....................... 2,622,646 29,976,844
Inseego Corp.
(a)
...................... 305,436 5,568,098
NETGEAR, Inc.
(a)
..................... 646,560 16,338,571
NetScout Systems, Inc.
(a)
............... 1,682,474 56,699,374
Ribbon Communications, Inc.
(a)
........... 2,215,943 5,850,090
Viasat, Inc.
(a)
........................ 2,911,189 191,876,467
Viavi Solutions, Inc.
(a)
.................. 5,435,242 284,806,681
Vistance Networks, Inc. ................. 5,135,956 65,714,557
1,144,796,727
Construction & Engineering — 3.1%
Ameresco, Inc. , Class A
(a)(b)
.............. 759,535 22,474,641
Arcosa, Inc.
(a)
....................... 1,144,010 144,682,945
Argan, Inc.
(a)
........................ 316,361 211,955,543
Bowman Consulting Group Ltd.
(a)(b)
......... 335,349 10,583,615
Cardinal Infrastructure Group, Inc. , Class A
(a)(b)
. 278,706 14,779,779
Centuri Holdings, Inc.
(a)(b)
................ 2,072,267 77,917,239
Concrete Pumping Holdings, Inc.
(b)
......... 532,304 4,215,848
Construction Partners, Inc. , Class A
(a)(b)
...... 1,120,444 138,554,105
Dycom Industries, Inc.
(b)
................ 687,439 284,668,490
Fluor Corp.
(a)(b)
....................... 3,788,824 202,133,760
Granite Construction, Inc.
(a)
.............. 1,028,306 140,949,904
IES Holdings, Inc.
(a)(b)
.................. 213,153 137,287,584
Legence Corp. , Class A
(a)(b)
.............. 1,208,425 105,084,638
Limbach Holdings, Inc.
(a)(b)
............... 249,464 24,889,023
Matrix Service Co.
(a)(b)
.................. 626,431 8,469,347

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
Russell 2000 ETF
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Construction & Engineering (continued)
MYR Group, Inc.
(a)(b)
................... 364,324 $ 147,481,999
NWPX Infrastructure, Inc.
(a)(b)
............. 224,291 22,056,777
Orion Group Holdings, Inc.
(a)(b)
............ 893,207 12,165,479
Primoris Services Corp.
(a)
............... 1,276,246 231,191,963
Southland Holdings, Inc.
(a)(b)
.............. 185,805 198,811
Sterling Infrastructure, Inc.
(b)
............. 702,486 362,215,831
Tutor Perini Corp.
(a)
................... 1,051,685 97,722,570
2,401,679,891
Construction Materials — 0.2%
(a)
Knife River Corp.
(b)
.................... 1,343,121 124,305,848
Smith-Midland Corp.
(b)
................. 72,142 2,436,957
Titan America SA
(b)
.................... 576,883 9,512,801
United States Lime & Minerals, Inc. ......... 254,186 27,368,207
163,623,813
Consumer Finance — 1.0%
Atlanticus Holdings Corp.
(a)(b)
............. 131,883 10,472,829
Bread Financial Holdings, Inc. ............ 536,041 45,445,556
Consumer Portfolio Services, Inc.
(a)(b)
........ 214,212 1,945,045
Dave, Inc. , Class A
(a)(b)
................. 245,526 66,780,617
Encore Capital Group, Inc.
(b)
............. 517,385 42,823,956
Enova International, Inc.
(a)(b)
.............. 563,831 95,518,610
FirstCash Holdings, Inc. ................ 932,596 203,511,099
Green Dot Corp. , Class A
(b)
.............. 1,294,534 16,246,402
Jefferson Capital, Inc. .................. 501,553 10,402,209
LendingClub Corp.
(b)
................... 2,715,337 46,350,802
LendingTree, Inc.
(a)(b)
.................. 270,311 13,404,722
Medallion Financial Corp. ............... 445,252 4,078,508
Navient Corp. ....................... 1,654,059 15,283,505
Nelnet, Inc. , Class A ................... 303,078 42,946,153
NerdWallet, Inc. , Class A
(a)(b)
............. 964,419 10,454,302
Oportun Financial Corp.
(a)(b)
.............. 981,743 5,978,815
OppFi, Inc. , Class A
(b)
.................. 639,867 6,085,135
PRA Group, Inc.
(b)
.................... 920,172 20,050,548
PROG Holdings, Inc. .................. 950,237 34,046,992
Regional Management Corp. ............. 224,062 8,368,716
Upstart Holdings, Inc.
(a)(b)
................ 2,036,362 64,308,312
Vroom, Inc.
(a)(b)
....................... 17,651 264,412
World Acceptance Corp.
(a)(b)
.............. 58,029 8,539,548
773,306,793
Consumer Staples Distribution & Retail — 0.5%
Andersons, Inc. (The) .................. 770,711 60,531,642
Chefs' Warehouse, Inc. (The)
(a)(b)
.......... 859,101 66,666,238
Grocery Outlet Holding Corp.
(a)(b)
........... 2,230,374 17,642,258
HF Foods Group, Inc.
(a)(b)
................ 908,603 1,753,604
Ingles Markets, Inc. , Class A ............. 343,779 31,445,465
Natural Grocers by Vitamin Cottage, Inc. ..... 307,542 8,906,416
PriceSmart, Inc. ...................... 604,164 94,805,415
United Natural Foods, Inc.
(a)(b)
............ 1,414,336 70,745,087
Village Super Market, Inc. , Class A ......... 212,742 9,167,053
Weis Markets, Inc. .................... 319,881 22,449,248
384,112,426
Containers & Packaging — 0.2%
Ardagh Metal Packaging SA ............. 3,277,597 12,618,749
Greif, Inc. , Class A, NVS ................ 566,261 36,942,868
Greif, Inc. , Class B .................... 113,030 9,069,527
Myers Industries, Inc. .................. 875,262 18,039,150
O-I Glass, Inc.
(a)(b)
..................... 3,607,065 32,860,362
Ranpak Holdings Corp. , Class A
(a)(b)
........ 1,103,392 5,616,265
TriMas Corp.
(a)
....................... 749,249 27,737,198
142,884,119
Security
Shares
Shares Value
Distributors — 0.1%
GigaCloud Technology, Inc. , Class A
(a)(b)
...... 566,496 $ 25,203,407
Gold.com, Inc. ....................... 447,150 20,206,709
Weyco Group, Inc. .................... 132,997 4,387,571
49,797,687
Diversified Consumer Services — 1.1%
American Public Education, Inc.
(a)(b)
......... 411,064 23,903,371
Carriage Services, Inc. , Class A ........... 327,379 16,074,309
Coursera, Inc.
(a)(b)
..................... 3,352,145 19,945,263
Covista, Inc.
(a)(b)
...................... 803,060 92,528,573
Driven Brands Holdings, Inc.
(a)(b)
........... 1,396,581 18,951,604
European Wax Center, Inc. , Class A
(b)
....... 676,470 3,923,526
Frontdoor, Inc.
(a)(b)
.................... 1,707,128 117,160,195
Graham Holdings Co. , Class B ............ 75,670 84,940,332
KinderCare Learning Cos., Inc.
(a)(b)
......... 777,250 3,054,592
Laureate Education, Inc.
(a)(b)
.............. 2,992,292 90,053,028
Lincoln Educational Services Corp.
(a)(b)
....... 696,924 28,671,453
Matthews International Corp. , Class A ....... 709,137 20,238,770
McGraw Hill, Inc.
(a)(b)
................... 682,789 8,254,919
Mister Car Wash, Inc.
(a)(b)
................ 2,361,508 16,719,477
Nerdy, Inc.
(a)(b)
....................... 1,486,230 1,328,987
OneSpaWorld Holdings Ltd. .............. 2,427,700 59,867,082
Perdoceo Education Corp. ............... 1,573,532 53,405,676
Phoenix Education Partners, Inc.
(a)
......... 108,481 3,039,638
Strategic Education, Inc. ................ 543,894 42,641,290
Stride, Inc.
(a)(b)
....................... 986,553 95,853,489
Udemy, Inc.
(a)(b)
...................... 2,234,003 10,589,174
Universal Technical Institute, Inc.
(a)(b)
........ 1,104,013 41,433,608
Zspace, Inc.
(b)
....................... 2 —
852,578,356
Diversified REITs — 0.5%
AH Realty Trust, Inc. .................. 1,921,435 11,701,539
Alpine Income Property Trust, Inc. ......... 289,889 5,449,913
American Assets Trust, Inc. .............. 1,271,269 26,366,119
Broadstone Net Lease, Inc. .............. 4,465,309 88,413,118
CTO Realty Growth, Inc. ................ 722,126 14,623,052
Essential Properties Realty Trust, Inc. ....... 4,681,484 147,139,042
Gladstone Commercial Corp. ............. 1,125,981 14,198,620
Global Net Lease, Inc. ................. 4,697,366 44,906,819
Modiv Industrial, Inc. , Class C ............ 193,266 3,086,458
NexPoint Diversified Real Estate Trust ...... 929,883 5,039,966
360,924,646
Diversified Telecommunication Services — 0.6%
Anterix, Inc.
(a)(b)
...................... 263,475 12,731,112
ATN International, Inc. ................. 234,494 6,549,417
Bandwidth, Inc. , Class A
(a)(b)
.............. 671,152 24,705,105
Cogent Communications Holdings, Inc.
(a)
..... 1,150,107 26,049,924
Globalstar, Inc.
(b)
..................... 1,181,184 97,211,443
IDT Corp. , Class B .................... 382,152 19,164,923
Liberty Latin America Ltd. , Class A
(a)(b)
....... 778,722 6,323,223
Liberty Latin America Ltd. , Class C, NVS
(a)(b)
... 3,160,262 26,261,777
Lumen Technologies, Inc.
(a)(b)
............. 22,460,506 198,550,873
Shenandoah Telecommunications Co. ....... 1,180,096 18,562,910
Uniti Group, Inc.
(a)
.................... 3,962,899 46,881,095
482,991,802
Electric Utilities — 0.9%
Genie Energy Ltd. , Class B .............. 497,088 6,944,319
Hawaiian Electric Industries, Inc.
(a)(b)
........ 3,865,988 58,260,439
MGE Energy, Inc. ..................... 866,627 69,520,818
Oklo, Inc. , Class A
(a)(b)
.................. 2,874,160 208,376,600
Otter Tail Corp. ...................... 910,568 81,259,088
Portland General Electric Co. ............. 2,670,464 138,677,196

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
Russell 2000 ETF
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Electric Utilities (continued)
TXNM Energy, Inc. .................... 2,369,345 $ 139,933,516
702,971,976
Electrical Equipment — 4.0%
Allient, Inc.
(a)
........................ 342,076 26,059,350
American Superconductor Corp.
(a)(b)
........ 1,086,959 58,195,785
Amprius Technologies, Inc.
(a)(b)
............ 2,717,435 57,229,181
Array Technologies, Inc.
(a)(b)
.............. 3,701,290 28,647,985
Atkore, Inc. ......................... 793,081 61,979,280
Bloom Energy Corp. , Class A
(a)(b)
.......... 5,146,475 1,458,305,156
EnerSys ........................... 867,749 185,056,152
Enovix Corp.
(a)(b)
...................... 4,542,132 30,296,020
Eos Energy Enterprises, Inc. , Class A
(a)(b)
..... 7,283,132 48,796,984
Fluence Energy, Inc. , Class A
(a)(b)
.......... 1,652,228 20,124,137
Hyliion Holdings Corp.
(a)(b)
............... 2,955,325 5,644,671
KULR Technology Group, Inc.
(a)(b)
.......... 1,001,097 2,582,830
LSI Industries, Inc. .................... 647,442 15,739,315
NANO Nuclear Energy, Inc.
(a)(b)
............ 950,052 22,212,216
Net Power, Inc. , Class A
(a)(b)
.............. 868,319 1,658,489
Nextpower, Inc. , Class A
(b)
............... 3,433,413 409,022,491
NuScale Power Corp. , Class A
(a)(b)
.......... 3,756,258 46,802,975
Plug Power, Inc.
(a)(b)
................... 31,163,345 97,541,270
Powell Industries, Inc.
(a)
................ 675,197 187,211,872
Power Solutions International, Inc.
(a)(b)
....... 203,756 14,929,202
Preformed Line Products Co.
(a)
............ 60,932 20,244,657
Shoals Technologies Group, Inc. , Class A
(a)(b)
.. 3,945,459 31,326,944
SKYX Platforms Corp.
(a)(b)
............... 1,997,505 2,157,305
SunPower, Inc.
(a)(b)
.................... 1,716,764 1,421,137
Sunrun, Inc.
(a)(b)
...................... 5,344,690 68,037,904
T1 Energy, Inc.
(a)(b)
.................... 4,759,843 22,847,246
Thermon Group Holdings, Inc.
(b)
........... 764,165 46,224,341
Vicor Corp.
(a)(b)
....................... 541,784 145,886,178
3,116,181,073
Electronic Equipment, Instruments & Components — 4.1%
908 Devices, Inc.
(a)(b)
................... 671,907 4,589,125
Advanced Energy Industries, Inc.
(a)
......... 887,808 340,838,369
Aeva Technologies, Inc.
(a)(b)
.............. 939,820 15,027,722
Arlo Technologies, Inc.
(a)(b)
............... 2,374,510 33,361,866
Badger Meter, Inc. .................... 696,243 84,182,741
Bel Fuse, Inc. , Class A
(a)
................ 36,730 8,941,919
Bel Fuse, Inc. , Class B, NVS
(a)
............ 246,567 68,013,041
Belden, Inc.
(a)
....................... 922,269 103,736,817
Benchmark Electronics, Inc. ............. 837,197 68,692,014
Climb Global Solutions, Inc. .............. 389,020 6,488,854
CTS Corp. ......................... 675,443 38,567,795
Daktronics, Inc.
(a)(b)
.................... 926,688 18,218,686
ePlus, Inc. ......................... 631,216 53,457,683
Evolv Technologies Holdings, Inc.
(a)(b)
....... 3,631,317 26,145,482
Fabrinet
(b)
.......................... 851,122 581,716,353
Frequency Electronics, Inc.
(a)(b)
............ 160,740 8,062,718
Insight Enterprises, Inc.
(a)(b)
.............. 696,289 50,759,468
Itron, Inc.
(a)(b)
........................ 1,068,550 89,544,490
Kimball Electronics, Inc.
(a)(b)
.............. 574,597 15,519,865
Knowles Corp.
(b)
..................... 2,019,132 62,976,727
Methode Electronics, Inc. ............... 781,469 6,267,381
MicroVision, Inc.
(a)(b)
................... 7,113,369 4,669,215
Mirion Technologies, Inc. , Class A
(a)(b)
....... 5,632,856 111,248,906
Motomova, Inc.
(b)(d)
.................... 26,106 —
M-Tron Industries, Inc.
(a)(b)
............... 73,038 4,877,478
Napco Security Technologies, Inc. ......... 809,750 37,855,813
Neonode, Inc.
(a)(b)
..................... 256,875 426,413
nLight, Inc.
(a)(b)
....................... 1,118,339 78,115,979
Novanta, Inc.
(a)(b)
..................... 847,365 109,759,189
OSI Systems, Inc.
(a)(b)
.................. 369,928 106,139,742
Security
Shares
Shares Value
Electronic Equipment, Instruments & Components (continued)
Ouster, Inc. , Class A
(a)(b)
................ 1,341,004 $ 36,153,468
PC Connection, Inc. ................... 288,462 18,386,568
Plexus Corp.
(a)(b)
...................... 627,712 157,292,073
Powerfleet, Inc.
(a)(b)
.................... 2,992,652 9,636,339
Richardson Electronics Ltd. .............. 283,358 4,080,355
Rogers Corp.
(a)(b)
..................... 425,047 57,700,130
Sanmina Corp.
(a)(b)
.................... 1,257,678 273,947,422
ScanSource, Inc.
(b)
.................... 550,793 22,648,608
TTM Technologies, Inc.
(b)
................ 2,411,355 381,524,588
Vishay Intertechnology, Inc. .............. 2,868,404 83,097,664
Vishay Precision Group, Inc.
(a)(b)
........... 285,683 17,260,967
Vuzix Corp.
(a)(b)
...................... 1,639,009 4,720,346
3,204,650,379
Energy Equipment & Services — 2.6%
Archrock, Inc. ....................... 4,056,254 157,179,842
Atlas Energy Solutions, Inc. .............. 1,822,224 31,670,253
Borr Drilling Ltd.
(a)(b)
................... 6,726,832 40,562,797
Bristow Group, Inc. , Class A ............. 669,994 32,916,805
Cactus, Inc. , Class A .................. 1,613,477 89,902,938
Core Laboratories, Inc.
(a)
................ 1,108,247 16,235,819
DMC Global, Inc.
(a)(b)
................... 464,166 2,868,546
Energy Services of America Corp. ......... 287,735 4,891,495
Expro Group Holdings NV
(a)(b)
............. 1,943,240 35,386,400
Flowco Holdings, Inc. , Class A ............ 507,232 12,594,571
Forum Energy Technologies, Inc.
(b)
......... 248,522 15,624,578
Helix Energy Solutions Group, Inc.
(b)
........ 3,276,536 33,912,148
Helmerich & Payne, Inc. ................ 2,321,870 93,757,111
Innovex International, Inc.
(a)(b)
............. 919,431 25,532,599
Kodiak Gas Services, Inc. ............... 1,964,753 133,210,253
Liberty Energy, Inc. , Class A ............. 3,722,348 125,778,139
Mammoth Energy Services, Inc.
(a)(b)
......... 496,309 1,419,444
Nabors Industries Ltd.
(a)(b)
............... 336,784 34,557,406
National Energy Services Reunited Corp.
(a)(b)
.. 1,585,900 39,552,346
Natural Gas Services Group, Inc. .......... 237,237 9,653,173
Noble Corp. plc ...................... 2,966,143 151,362,277
Oceaneering International, Inc.
(a)(b)
......... 2,338,764 87,797,201
Oil States International, Inc.
(b)
............. 1,330,981 15,279,662
Patterson-UTI Energy, Inc. .............. 8,166,820 99,798,540
ProFrac Holding Corp. , Class A
(a)(b)
......... 696,223 5,249,521
ProPetro Holding Corp.
(a)(b)
.............. 2,314,087 39,640,310
Ranger Energy Services, Inc. , Class A ....... 495,011 8,642,892
RPC, Inc. .......................... 2,105,289 16,589,677
SEACOR Marine Holdings, Inc.
(a)(b)
......... 509,973 3,875,795
Seadrill Ltd.
(a)(b)
...................... 1,478,968 73,489,920
Select Water Solutions, Inc. , Class A ........ 2,227,754 37,270,324
Solaris Energy Infrastructure, Inc. , Class A
(a)
... 1,089,601 80,456,138
TETRA Technologies, Inc.
(a)(b)
............. 3,010,630 28,661,198
Tidewater, Inc.
(a)(b)
.................... 1,159,696 103,595,644
Transocean Ltd.
(a)(b)
................... 21,817,108 148,792,677
Valaris Ltd.
(a)(b)
....................... 1,468,523 149,759,976
1,987,468,415
Entertainment — 0.6%
AMC Entertainment Holdings, Inc. , Class A
(a)(b)
. 12,364,582 18,794,165
Atlanta Braves Holdings, Inc. , Class A
(a)(b)
..... 180,061 9,528,828
Atlanta Braves Holdings, Inc. , Class C, NVS
(a)(b)
1,059,083 52,329,291
Cinemark Holdings, Inc. ................ 2,494,655 73,642,216
CuriosityStream, Inc. , Class A ............ 1,028,453 3,239,627
Gaia, Inc. , Class A
(a)(b)
.................. 328,285 1,027,532
IMAX Corp.
(a)(b)
...................... 1,028,638 39,108,817
Lionsgate Studios Corp.
(a)(b)
.............. 4,817,726 59,932,511
Madison Square Garden Entertainment Corp. ,
Class A
(a)(b)
....................... 933,064 62,440,643
Marcus Corp. (The) ................... 544,270 9,590,037

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
Russell 2000 ETF
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Entertainment (continued)
Meridian Holdings, Inc.
(a)(b)
............... 31,422 $ 310,764
Playstudios, Inc. , Class A
(a)(b)
............. 2,009,938 834,325
Playtika Holding Corp. ................. 1,360,005 4,970,818
Reservoir Media, Inc.
(a)(b)
................ 462,148 4,649,209
Sphere Entertainment Co. , Class A
(a)(b)
....... 639,516 91,099,054
Starz Entertainment Corp.
(a)
.............. 287,289 5,268,880
Vivid Seats, Inc. , Class A
(a)(b)
............. 120,298 805,997
437,572,714
Financial Services — 1.9%
Acacia Research Corp.
(a)(b)
............... 801,885 4,073,576
Alerus Financial Corp. ................. 541,969 14,600,645
Banco Latinoamericano de Comercio Exterior
SA , Class E ...................... 677,055 36,175,049
Better Home & Finance Holding Co. , Class A
(a)(b)
140,818 5,791,844
Burford Capital Ltd. ................... 4,759,542 23,416,947
Cannae Holdings, Inc. ................. 980,915 13,252,162
Cantaloupe, Inc.
(a)(b)
................... 1,362,288 14,876,185
Cass Information Systems, Inc. ........... 300,704 14,220,292
Compass Diversified Holdings
(b)
........... 1,606,296 18,970,356
Enact Holdings, Inc. ................... 669,727 28,617,435
Essent Group Ltd. .................... 2,184,810 132,224,701
EVERTEC, Inc. ...................... 1,548,421 45,724,872
Federal Agricultural Mortgage Corp. , Class C,
NVS ........................... 222,010 38,585,338
Finance of America Cos., Inc. , Class A
(a)(b)
.... 123,635 2,441,791
Flywire Corp.
(b)
...................... 2,784,388 37,617,082
Hannon Armstrong Sustainable Infrastructure
Capital, Inc. ...................... 2,936,826 123,199,851
International Money Express, Inc.
(a)(b)
........ 663,585 10,557,637
Jackson Financial, Inc. , Class A ........... 1,584,143 183,396,235
loanDepot, Inc. , Class A
(a)(b)
.............. 2,376,978 3,684,316
Marqeta, Inc. , Class A
(a)(b)
............... 8,535,775 37,045,264
Merchants Bancorp
(a)
.................. 613,707 28,561,924
NCR Atleos Corp.
(b)
................... 1,737,079 77,091,566
NewtekOne, Inc. ..................... 625,632 8,114,447
NMI Holdings, Inc. , Class A
(b)
............. 1,827,961 70,760,370
Onity Group, Inc.
(a)(b)
................... 165,600 7,619,256
Pagseguro Digital Ltd. , Class A ........... 4,263,452 42,719,789
Payoneer Global, Inc.
(a)(b)
................ 6,864,112 34,183,278
Paysafe Ltd.
(a)(b)
...................... 802,841 7,257,683
Paysign, Inc.
(a)(b)
...................... 858,944 5,634,673
PennyMac Financial Services, Inc. ......... 687,305 62,056,768
Priority Technology Holdings, Inc.
(a)(b)
........ 683,558 3,540,830
Radian Group, Inc. .................... 3,190,316 114,309,022
Remitly Global, Inc.
(a)(b)
................. 4,045,245 88,550,413
Repay Holdings Corp. , Class A
(a)(b)
......... 1,694,684 6,422,852
Security National Financial Corp. , Class A
(a)(b)
.. 348,204 3,412,399
Sezzle, Inc.
(a)(b)
...................... 388,699 30,940,440
StoneCo Ltd. , Class A
(a)
................ 5,946,216 65,289,452
Velocity Financial, Inc.
(b)
................ 269,994 5,208,184
Walker & Dunlop, Inc. .................. 774,736 39,007,958
Waterstone Financial, Inc. ............... 362,421 6,530,826
1,495,683,708
Food Products — 0.5%
Alico, Inc.
(a)
......................... 128,560 5,349,382
B&G Foods, Inc. ..................... 1,856,093 10,282,755
Beyond Meat, Inc.
(a)(b)
.................. 9,763,332 9,608,095
BRC, Inc. , Class A
(a)(b)
.................. 2,079,495 2,245,855
Calavo Growers, Inc. .................. 405,082 11,407,109
Cal-Maine Foods, Inc. .................. 1,026,249 79,287,998
Dole plc ........................... 1,630,209 24,746,573
Forafric Global plc
(a)(b)
.................. 45,199 451,990
Fresh Del Monte Produce, Inc. ............ 784,632 32,868,235
Security
Shares
Shares Value
Food Products (continued)
Hain Celestial Group, Inc. (The)
(a)(b)
......... 2,133,266 $ 1,393,449
J & J Snack Foods Corp. ................ 353,821 31,228,241
John B Sanfilippo & Son, Inc. ............. 179,803 14,706,087
Lifeway Foods, Inc.
(a)(b)
................. 121,237 3,254,001
Limoneira Co. ....................... 377,758 4,808,859
Mama's Creations, Inc.
(b)
................ 865,929 12,287,533
Marzetti Co. (The) .................... 469,657 61,186,914
Mission Produce, Inc.
(a)(b)
................ 990,895 13,733,805
Seneca Foods Corp. , Class A
(b)
........... 110,459 15,448,796
Simply Good Foods Co. (The)
(a)(b)
.......... 2,026,692 27,096,872
SunOpta, Inc.
(b)
...................... 2,260,534 14,648,260
Tootsie Roll Industries, Inc.
(a)
............. 437,545 18,473,161
Utz Brands, Inc. , Class A ................ 1,715,621 13,656,343
Vital Farms, Inc.
(a)(b)
................... 802,133 10,949,115
Westrock Coffee Co.
(a)(b)
................ 841,428 4,956,011
424,075,439
Gas Utilities — 1.0%
Brookfield Infrastructure Corp. , Class A ...... 2,830,385 104,724,245
Chesapeake Utilities Corp. .............. 549,756 69,335,227
New Jersey Resources Corp. ............. 2,384,275 134,258,525
Northwest Natural Holding Co. ............ 976,696 51,764,888
ONE Gas, Inc. ....................... 1,416,129 126,347,029
RGC Resources, Inc. .................. 169,901 3,861,850
Southwest Gas Holdings, Inc. ............ 1,627,937 153,107,475
Spire, Inc. .......................... 1,375,149 125,386,086
768,785,325
Ground Transportation — 0.4%
ArcBest Corp. ....................... 530,907 67,727,806
Covenant Logistics Group, Inc. , Class A ...... 373,764 13,029,413
FTAI Infrastructure, Inc. ................. 2,562,728 15,747,963
Heartland Express, Inc. ................. 1,007,623 13,481,996
Hertz Global Holdings, Inc.
(a)(b)
............ 2,821,340 17,943,722
Marten Transport Ltd. .................. 1,343,752 20,263,780
PAMT Corp.
(a)(b)
...................... 126,348 1,276,115
Proficient Auto Logistics, Inc.
(a)(b)
........... 561,957 4,130,384
RXO, Inc.
(a)(b)
........................ 3,838,088 76,646,617
Universal Logistics Holdings, Inc. .......... 153,995 3,708,200
Werner Enterprises, Inc. ................ 1,362,888 50,249,681
284,205,677
Health Care Equipment & Supplies — 2.2%
Accuray, Inc.
(a)(b)
...................... 2,399,812 1,120,472
Acme United Corp. .................... 66,905 2,727,048
Alphatec Holdings, Inc.
(a)(b)
............... 2,759,755 26,935,209
AngioDynamics, Inc.
(a)(b)
................ 884,178 9,672,907
Anteris Technologies Global Corp.
(a)(b)
....... 1,849,589 11,374,972
Artivion, Inc.
(a)(b)
...................... 1,022,887 36,650,041
AtriCure, Inc.
(b)
...................... 1,135,248 31,911,821
Avanos Medical, Inc.
(b)
................. 1,059,577 26,086,786
AxoGen, Inc.
(a)(b)
..................... 1,138,496 49,183,027
Beta Bionics, Inc.
(a)(b)
.................. 915,707 9,340,211
Bioventus, Inc. , Class A
(a)(b)
.............. 1,091,170 10,769,848
Butterfly Network, Inc. , Class A
(a)(b)
......... 4,652,477 22,285,365
CapsoVision, Inc.
(a)(b)
.................. 569,876 4,034,722
Carlsmed, Inc.
(a)(b)
.................... 166,358 1,478,923
Ceribell, Inc.
(a)(b)
...................... 638,990 12,882,038
Cerus Corp.
(a)(b)
...................... 4,355,739 8,842,150
ClearPoint Neuro, Inc.
(a)(b)
............... 654,263 7,314,660
CONMED Corp. ...................... 735,208 26,952,725
CVRx, Inc.
(a)(b)
....................... 374,957 2,815,927
Delcath Systems, Inc.
(a)(b)
............... 728,385 7,560,636
Electromed, Inc.
(b)
.................... 152,081 3,910,003
Embecta Corp. ...................... 1,397,063 12,783,127
Enovis Corp.
(a)(b)
...................... 1,345,695 31,543,091

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
Russell 2000 ETF
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Health Care Equipment & Supplies (continued)
Glaukos Corp.
(a)(b)
..................... 1,315,189 $ 188,953,204
Haemonetics Corp.
(b)
.................. 1,107,756 66,565,058
ICU Medical, Inc.
(a)(b)
................... 568,772 67,797,622
Inogen, Inc.
(a)(b)
...................... 559,522 3,978,201
Integer Holdings Corp.
(a)(b)
............... 810,386 71,727,265
Integra LifeSciences Holdings Corp.
(a)(b)
...... 1,579,112 16,643,841
iRadimed Corp. ...................... 190,714 15,913,176
IRhythm Holdings, Inc.
(a)(b)
............... 748,853 96,721,854
Kestra Medical Technologies Ltd.
(a)(b)
........ 628,732 13,027,327
KORU Medical Systems, Inc.
(b)
............ 989,145 3,946,689
Lantheus Holdings, Inc.
(a)(b)
.............. 1,538,510 130,188,716
LeMaitre Vascular, Inc. ................. 489,663 53,740,514
LENSAR, Inc.
(a)(b)
..................... 221,309 1,157,446
LivaNova plc
(a)(b)
...................... 1,280,601 76,964,120
Lucid Diagnostics, Inc.
(a)(b)
............... 2,119,750 2,268,133
Merit Medical Systems, Inc.
(b)
............. 1,371,047 93,477,985
Myomo, Inc.
(a)(b)
...................... 720,383 619,241
Neogen Corp.
(a)(b)
..................... 5,136,486 48,282,968
Neuronetics, Inc.
(a)(b)
................... 909,583 1,764,591
NeuroPace, Inc.
(b)
.................... 601,520 10,141,627
Novocure Ltd.
(a)(b)
..................... 2,388,144 36,323,670
Omnicell, Inc.
(b)
...................... 1,050,469 43,510,426
OraSure Technologies, Inc.
(a)(b)
............ 1,697,343 5,159,923
Orthofix Medical, Inc.
(a)(b)
................ 923,715 10,862,888
OrthoPediatrics Corp.
(a)(b)
................ 397,171 5,981,395
Outset Medical, Inc.
(a)(b)
................. 397,384 1,696,830
PROCEPT BioRobotics Corp.
(a)(b)
.......... 1,251,729 30,091,565
Pro-Dex, Inc.
(a)(b)
..................... 54,050 2,710,067
Pulmonx Corp.
(a)(b)
.................... 876,566 1,122,005
Pulse Biosciences, Inc.
(a)(b)
............... 418,436 8,858,290
QuidelOrtho Corp.
(a)(b)
.................. 1,594,012 19,606,348
RxSight, Inc.
(a)(b)
...................... 904,744 6,396,540
Sanara Medtech, Inc.
(a)(b)
................ 75,151 1,427,118
SANUWAVE Health, Inc.
(a)(b)
.............. 170,716 2,794,621
Shoulder Innovations, Inc.
(a)(b)
............. 215,581 2,757,281
SI-BONE, Inc.
(a)(b)
..................... 905,337 11,217,125
Sight Sciences, Inc.
(a)(b)
................. 980,806 4,011,497
STAAR Surgical Co.
(a)(b)
................. 811,224 21,383,865
Stereotaxis, Inc.
(a)(b)
................... 1,390,835 2,600,862
Strive, Inc. , Class A
(a)(b)
................. 1,221,471 18,761,795
Tactile Systems Technology, Inc.
(a)(b)
........ 517,307 11,908,407
Tandem Diabetes Care, Inc.
(a)(b)
........... 1,594,075 31,124,314
TransMedics Group, Inc.
(a)(b)
.............. 788,803 79,503,454
Treace Medical Concepts, Inc.
(a)(b)
.......... 1,140,867 2,064,969
UFP Technologies, Inc.
(a)(b)
............... 176,543 33,830,935
Utah Medical Products, Inc. .............. 57,881 3,786,575
Varex Imaging Corp.
(a)(b)
................ 977,923 11,392,803
1,732,940,855
Health Care Providers & Services — 2.8%
Accendra Health, Inc.
(a)(b)
................ 1,847,216 6,853,171
AdaptHealth Corp. , Class A
(a)(b)
............ 2,422,672 31,761,230
Addus HomeCare Corp.
(a)(b)
.............. 424,261 41,106,648
agilon health, Inc.
(a)(b)
.................. 294,160 8,221,772
AirSculpt Technologies, Inc.
(a)(b)
........... 320,509 858,964
Alignment Healthcare, Inc.
(a)(b)
............ 4,584,344 103,331,114
AMN Healthcare Services, Inc.
(b)
........... 900,691 18,437,145
Ardent Health, Inc.
(a)(b)
.................. 548,717 5,355,478
Astrana Health, Inc.
(a)(b)
................. 967,183 33,019,628
Aveanna Healthcare Holdings, Inc.
(a)(b)
....... 1,298,611 8,492,916
BrightSpring Health Services, Inc.
(a)(b)
....... 3,041,315 145,891,881
Brookdale Senior Living, Inc.
(a)(b)
........... 5,460,668 78,415,192
Castle Biosciences, Inc.
(b)
............... 678,191 16,608,898
Clover Health Investments Corp. , Class A
(a)(b)
.. 9,619,706 26,454,191
Community Health Systems, Inc.
(a)(b)
........ 3,049,920 8,661,773
Security
Shares
Shares Value
Health Care Providers & Services (continued)
Concentra Group Holdings Parent, Inc. ...... 2,736,592 $ 61,491,222
CorVel Corp.
(b)
....................... 683,342 39,264,831
Cross Country Healthcare, Inc.
(a)(b)
......... 745,059 7,539,997
DocGo, Inc.
(a)(b)
...................... 2,211,052 1,560,339
Enhabit, Inc.
(b)
....................... 1,172,205 16,106,097
Ensign Group, Inc. (The)
(a)
............... 1,318,728 246,193,330
Fulgent Genetics, Inc.
(a)(b)
............... 486,770 7,394,036
GeneDx Holdings Corp. , Class A
(a)(b)
........ 447,377 28,135,540
Guardant Health, Inc.
(a)(b)
................ 2,920,973 254,358,329
Guardian Pharmacy Services, Inc. , Class A
(a)(b)
. 529,637 19,649,533
HealthEquity, Inc.
(b)
.................... 1,982,634 162,635,467
Hims & Hers Health, Inc. , Class A
(a)(b)
....... 4,827,592 131,165,675
Innovage Holding Corp.
(a)(b)
.............. 457,525 3,728,829
Joint Corp. (The)
(a)(b)
................... 257,387 2,283,023
LifeStance Health Group, Inc.
(b)
........... 3,909,932 29,598,185
Lumexa Imaging Holdings, Inc.
(a)(b)
......... 563,369 5,391,441
Nano-X Imaging Ltd.
(a)(b)
................ 1,612,581 2,757,513
National HealthCare Corp. ............... 298,612 51,746,473
NeoGenomics, Inc.
(a)(b)
................. 3,033,856 28,093,507
NRC Health ........................ 284,125 4,676,697
Nutex Health, Inc.
(a)(b)
.................. 122,255 14,572,796
Omada Health, Inc.
(a)(b)
................. 768,819 11,209,381
Oncology Institute, Inc. (The)
(a)(b)
........... 1,839,609 7,100,891
OPKO Health, Inc.
(a)(b)
.................. 9,730,884 10,947,244
Option Care Health, Inc.
(a)(b)
.............. 3,747,681 76,190,355
PACS Group, Inc.
(a)(b)
.................. 1,035,154 34,729,417
Pediatrix Medical Group, Inc.
(a)(b)
........... 2,020,123 45,472,969
Pennant Group, Inc. (The)
(b)
.............. 791,160 24,779,131
Privia Health Group, Inc.
(a)(b)
.............. 2,729,007 67,815,824
Progyny, Inc.
(a)(b)
..................... 1,760,549 32,711,000
RadNet, Inc.
(a)(b)
...................... 1,604,778 90,750,196
SBC Medical Group Holdings, Inc.
(a)(b)
....... 200,130 660,429
Select Medical Holdings Corp. ............ 2,533,632 41,576,901
Sonida Senior Living, Inc.
(b)
.............. 125,936 4,780,531
Strata Critical Medical, Inc.
(a)(b)
............ 1,643,540 8,250,571
Surgery Partners, Inc.
(a)(b)
............... 1,831,825 25,700,505
Talkspace, Inc.
(b)
..................... 3,362,715 17,452,491
US Physical Therapy, Inc. ............... 351,369 25,024,500
Viemed Healthcare, Inc.
(b)
............... 779,038 7,759,218
2,184,724,415
Health Care REITs — 1.0%
American Healthcare REIT, Inc. ........... 4,214,414 214,007,943
CareTrust REIT, Inc. ................... 5,281,420 208,352,019
Chiron Real Estate, Inc. ................ 308,505 10,819,257
Community Healthcare Trust, Inc. .......... 656,233 11,300,332
Diversified Healthcare Trust
(b)
............. 5,204,319 39,240,565
LTC Properties, Inc. ................... 1,099,618 42,027,400
National Health Investors, Inc. ............ 1,109,887 85,361,409
Sabra Health Care REIT, Inc. ............. 5,857,236 121,010,496
Sila Realty Trust, Inc. .................. 1,321,140 40,202,290
Strawberry Fields REIT, Inc. ............. 177,968 2,201,464
Universal Health Realty Income Trust ....... 308,890 12,571,823
787,094,998
Health Care Technology — 0.2%
Claritev Corp. , Class A
(a)(b)
............... 218,983 5,327,856
Definitive Healthcare Corp. , Class A
(a)(b)
...... 765,185 729,298
Evolent Health, Inc. , Class A
(a)(b)
........... 2,660,705 9,977,644
Health Catalyst, Inc.
(a)(b)
................. 1,619,395 2,024,244
HealthStream, Inc. .................... 565,523 11,740,257
HeartFlow, Inc.
(a)(b)
.................... 470,907 14,014,192
LifeMD, Inc.
(a)(b)
...................... 933,681 4,369,627
OptimizeRx Corp.
(a)(b)
.................. 381,359 2,375,867
Phreesia, Inc.
(a)(b)
..................... 1,364,908 12,570,803

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
Russell 2000 ETF
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Health Care Technology (continued)
Schrodinger, Inc.
(a)(b)
................... 1,326,825 $ 15,868,827
Simulations Plus, Inc.
(b)
................. 392,892 5,567,280
Teladoc Health, Inc.
(a)(b)
................. 4,206,384 25,490,687
TruBridge, Inc.
(a)(b)
.................... 230,117 5,914,007
Waystar Holding Corp.
(a)(b)
............... 2,593,350 55,432,856
171,403,445
Hotel & Resort REITs — 0.6%
Apple Hospitality REIT, Inc. .............. 5,411,417 72,891,787
Braemar Hotels & Resorts, Inc. ........... 1,379,320 3,337,954
Chatham Lodging Trust ................. 1,157,169 10,044,227
DiamondRock Hospitality Co. ............. 4,908,158 50,063,212
Pebblebrook Hotel Trust
(a)
............... 2,713,097 38,119,013
RLJ Lodging Trust .................... 3,133,925 25,823,542
Ryman Hospitality Properties, Inc. ......... 1,460,472 153,481,002
Service Properties Trust ................ 12,247,063 18,982,948
Summit Hotel Properties, Inc. ............. 2,618,122 13,012,066
Sunstone Hotel Investors, Inc. ............ 4,365,522 42,869,426
Xenia Hotels & Resorts, Inc. ............. 2,296,048 37,356,701
465,981,878
Hotels, Restaurants & Leisure — 1.5%
Accel Entertainment, Inc. , Class A
(a)(b)
....... 1,192,105 14,889,391
Bally's Corp.
(a)(b)
...................... 207,782 2,767,656
Biglari Holdings, Inc. , Class B, NVS
(a)(b)
...... 15,762 4,874,398
BJ's Restaurants, Inc.
(a)(b)
............... 453,971 17,432,486
Black Rock Coffee Bar, Inc. , Class A
(a)(b)
...... 392,193 4,816,130
Bloomin' Brands, Inc. .................. 2,000,909 12,205,545
Brightstar Lottery plc .................. 2,490,045 32,694,291
Brinker International, Inc.
(a)(b)
............. 1,020,666 155,386,192
Cheesecake Factory, Inc. (The) ........... 1,093,189 68,728,792
Cracker Barrel Old Country Store, Inc. ....... 525,465 16,457,564
Dave & Buster's Entertainment, Inc.
(a)(b)
...... 652,977 7,359,051
Dine Brands Global, Inc. ................ 335,409 9,317,662
El Pollo Loco Holdings, Inc.
(b)
............. 660,697 8,932,623
First Watch Restaurant Group, Inc.
(a)(b)
....... 1,412,982 18,538,324
Genius Sports Ltd.
(a)(b)
.................. 5,137,965 22,401,527
Global Business Travel Group I
(a)(b)
......... 3,088,547 18,098,885
Hilton Grand Vacations, Inc.
(a)(b)
........... 1,434,788 67,391,992
Inspired Entertainment, Inc.
(a)(b)
............ 603,782 4,238,550
Jack in the Box, Inc.
(a)(b)
................. 419,939 5,291,231
Krispy Kreme, Inc.
(b)
................... 1,810,438 7,133,126
Kura Sushi USA, Inc. , Class A
(a)(b)
.......... 157,451 8,670,827
Life Time Group Holdings, Inc.
(a)(b)
.......... 3,550,389 95,185,929
Lindblad Expeditions Holdings, Inc.
(a)(b)
...... 906,305 16,793,832
Marriott Vacations Worldwide Corp. ......... 655,114 47,174,759
Monarch Casino & Resort, Inc. ............ 300,091 35,617,801
Nathan's Famous, Inc. ................. 64,164 6,440,782
Navan, Inc. , Class A
(a)(b)
................. 896,789 15,684,840
Papa John's International, Inc. ............ 769,855 27,861,052
Portillo's, Inc. , Class A
(a)(b)
............... 1,602,173 10,013,581
Pursuit Attractions & Hospitality, Inc.
(a)(b)
...... 497,894 20,951,380
RCI Hospitality Holdings, Inc. ............. 187,703 4,696,329
Red Rock Resorts, Inc. , Class A ........... 1,146,058 61,841,290
Rush Street Interactive, Inc. , Class A
(a)(b)
..... 2,155,159 60,559,968
Sabre Corp.
(a)(b)
...................... 8,883,232 16,256,315
Serve Robotics, Inc.
(a)(b)
................. 1,553,839 14,652,702
Shake Shack, Inc. , Class A
(b)
............. 913,525 93,599,771
Six Flags Entertainment Corp.
(a)(b)
.......... 2,254,434 42,338,271
Super Group SGHC Ltd. ................ 3,768,059 48,834,045
Sweetgreen, Inc. , Class A
(a)(b)
............. 2,444,976 16,821,435
Target Hospitality Corp.
(b)
............... 772,466 11,231,656
United Parks & Resorts, Inc.
(a)(b)
........... 640,444 22,575,651
Xponential Fitness, Inc. , Class A
(a)(b)
........ 645,838 4,249,614
1,181,007,246
Security
Shares
Shares Value
Household Durables — 1.5%
Bassett Furniture Industries, Inc. .......... 168,275 $ 2,453,450
Beazer Homes USA, Inc.
(a)(b)
............. 643,718 13,897,872
Cavco Industries, Inc.
(a)(b)
................ 183,024 92,793,168
Century Communities, Inc. .............. 601,485 33,695,190
Champion Homes, Inc.
(a)(b)
............... 1,314,961 100,239,477
Cricut, Inc. , Class A ................... 1,194,930 5,150,148
Dream Finders Homes, Inc. , Class A
(a)(b)
...... 705,654 10,302,548
Ethan Allen Interiors, Inc. ............... 536,961 11,458,748
Flexsteel Industries, Inc. ................ 83,280 4,605,384
Green Brick Partners, Inc.
(a)(b)
............. 731,032 49,300,798
Hamilton Beach Brands Holding Co. , Class A .. 174,418 3,629,639
Helen of Troy Ltd.
(a)(b)
.................. 539,132 12,480,906
Hovnanian Enterprises, Inc. , Class A
(a)(b)
..... 113,788 12,794,323
Installed Building Products, Inc.
(a)
.......... 545,989 157,545,126
KB Home .......................... 1,452,861 76,987,104
La-Z-Boy, Inc. ....................... 973,353 33,814,283
Legacy Housing Corp.
(a)(b)
............... 176,960 3,848,880
Leggett & Platt, Inc. ................... 3,146,324 34,200,542
LGI Homes, Inc.
(a)(b)
................... 484,747 23,738,061
Lovesac Co. (The)
(a)(b)
.................. 318,482 5,035,200
M/I Homes, Inc.
(a)(b)
.................... 615,666 80,953,922
Meritage Homes Corp. ................. 1,585,954 106,798,142
Sonos, Inc.
(a)(b)
....................... 2,812,958 41,716,167
Taylor Morrison Home Corp. , Class A
(a)(b)
..... 2,266,618 137,674,377
Traeger, Inc.
(b)
....................... 15,875 661,670
TRI Pointe Homes, Inc.
(a)(b)
.............. 1,989,948 93,308,662
1,149,083,787
Household Products — 0.3%
Central Garden & Pet Co.
(a)(b)
............. 230,928 8,548,955
Central Garden & Pet Co. , Class A, NVS
(b)
.... 1,128,470 37,871,453
Energizer Holdings, Inc. ................ 1,484,915 29,074,636
Oil-Dri Corp. of America ................ 233,022 16,998,955
Spectrum Brands Holdings, Inc. ........... 540,591 44,652,816
WD-40 Co. ......................... 318,388 66,848,744
203,995,559
Independent Power and Renewable Electricity Producers — 0.2%
(a)
Hallador Energy Co.
(b)
.................. 795,074 12,347,499
Montauk Renewables, Inc.
(b)
............. 1,511,823 2,207,262
Ormat Technologies, Inc. ................ 1,436,497 165,053,505
179,608,266
Industrial Conglomerates — 0.0%
Brookfield Business Corp. , Class A
(a)
........ 544,871 18,580,101
Industrial REITs — 0.4%
Industrial Logistics Properties Trust ......... 1,350,373 10,033,271
Innovative Industrial Properties, Inc. ........ 658,004 35,696,717
LXP Industrial Trust ................... 1,382,747 70,409,477
One Liberty Properties, Inc. .............. 427,455 9,707,503
Terreno Realty Corp. .................. 2,421,067 157,853,569
283,700,537
Insurance — 1.7%
Abacus Global Management, Inc.
(a)
......... 949,226 9,017,647
American Coastal Insurance Corp. ......... 642,764 7,648,892
American Integrity Insurance Group, Inc. ..... 277,266 5,434,414
AMERISAFE, Inc. .................... 440,159 13,336,818
Ategrity Specialty Holdings LLC
(a)(b)
......... 203,659 3,869,521
Baldwin Insurance Group, Inc. (The) , Class A
(a)(b)
2,254,763 51,228,215
Bowhead Specialty Holdings, Inc.
(a)(b)
........ 416,791 9,911,290
Citizens, Inc. , Class A
(a)(b)
............... 1,091,859 5,896,039
CNO Financial Group, Inc. ............... 2,277,006 101,212,917
Crawford & Co. , Class A, NVS ............ 462,382 4,965,983
Donegal Group, Inc. , Class A ............. 418,418 7,037,791
eHealth, Inc.
(b)
....................... 661,190 1,362,051

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
Russell 2000 ETF
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Insurance (continued)
Employers Holdings, Inc. ................ 481,450 $ 20,278,674
Exzeo Group, Inc.
(a)(b)
.................. 132,880 2,152,656
F&G Annuities & Life, Inc. ............... 889,013 25,461,332
Fidelis Insurance Holdings Ltd. ............ 1,354,020 28,610,443
Genworth Financial, Inc. , Class A
(b)
......... 9,533,676 83,801,012
GoHealth, Inc. , Class A
(a)(b)
.............. 115,949 131,022
Goosehead Insurance, Inc. , Class A
(b)
....... 559,281 25,050,196
Greenlight Capital Re Ltd. , Class A
(a)(b)
....... 652,984 11,962,667
Hamilton Insurance Group Ltd. , Class B ..... 1,089,442 35,701,014
HCI Group, Inc. ...................... 255,214 39,193,214
Heritage Insurance Holdings, Inc.
(b)
......... 583,995 17,122,733
Hippo Holdings, Inc.
(a)(b)
................. 421,877 11,108,021
Horace Mann Educators Corp. ............ 1,003,091 45,580,455
Investors Title Co.
(a)
................... 34,381 8,140,733
James River Group Holdings, Inc.
(a)
........ 919,895 5,703,349
Kestrel Group Ltd.
(a)
................... 60,626 589,285
Kingstone Cos., Inc. ................... 281,673 4,695,489
Kingsway Financial Services, Inc.
(a)(b)
........ 483,923 5,207,011
Lemonade, Inc.
(a)(b)
.................... 1,451,226 82,197,441
MBIA, Inc.
(a)(b)
....................... 1,101,198 6,430,996
Mercury General Corp. ................. 639,262 62,206,585
NI Holdings, Inc.
(a)(b)
................... 186,653 2,404,091
Octave Specialty Group, Inc.
(b)
............ 939,494 4,161,958
Oscar Health, Inc. , Class A
(a)(b)
............ 4,771,177 88,075,927
Palomar Holdings, Inc.
(a)(b)
............... 620,320 74,674,122
ProAssurance Corp.
(b)
.................. 1,188,029 29,344,316
Root, Inc. , Class A
(a)(b)
.................. 293,373 15,982,961
Safety Insurance Group, Inc. ............. 351,925 26,450,683
Selective Insurance Group, Inc. ........... 1,422,650 119,431,468
Selectquote, Inc.
(a)(b)
................... 3,307,941 3,042,644
SiriusPoint Ltd.
(a)(b)
.................... 1,947,197 45,583,882
Skyward Specialty Insurance Group, Inc.
(a)(b)
... 917,364 41,694,194
Slide Insurance Holdings, Inc.
(a)(b)
.......... 1,653,119 30,830,669
Stewart Information Services Corp. ......... 705,558 49,382,004
Tiptree, Inc. , Class A .................. 578,133 9,967,013
Trupanion, Inc.
(a)(b)
.................... 879,315 21,094,767
United Fire Group, Inc. ................. 509,383 20,538,323
Universal Insurance Holdings, Inc. ......... 611,586 24,237,153
1,349,142,081
Interactive Media & Services — 0.4%
Angi, Inc. , Class A
(a)(b)
.................. 864,427 6,344,894
Arena Group Holdings, Inc. (The)
(a)(b)
........ 296,632 747,513
Bumble, Inc. , Class A
(a)(b)
................ 1,732,799 7,191,116
Cargurus, Inc. , Class A
(a)(b)
............... 1,862,798 67,917,615
Cars.com, Inc.
(a)(b)
.................... 1,258,113 13,826,662
EverQuote, Inc. , Class A
(a)(b)
.............. 677,774 9,773,501
fuboTV, Inc. , Class A
(a)(b)
................ 679,670 8,373,534
Getty Images Holdings, Inc. , Class A
(a)(b)
..... 2,022,128 1,557,038
Grindr, Inc.
(a)(b)
....................... 745,148 9,962,629
MediaAlpha, Inc. , Class A
(a)(b)
............. 798,809 6,797,865
Nextdoor Holdings, Inc.
(b)
............... 5,162,459 8,259,934
QuinStreet, Inc.
(b)
..................... 1,293,185 16,501,041
Rumble, Inc. , Class A
(a)(b)
................ 2,508,017 18,885,368
Shutterstock, Inc. ..................... 576,464 9,321,423
Teads Holding Co.
(a)(b)
.................. 912,818 797,073
Travelzoo
(a)(b)
........................ 150,439 1,472,798
TripAdvisor, Inc.
(a)(b)
................... 2,707,923 30,139,183
Webtoon Entertainment, Inc.
(a)(b)
........... 447,281 5,474,719
Yelp, Inc. , Class A
(a)(b)
.................. 1,394,786 38,496,094
Ziff Davis, Inc.
(a)(b)
..................... 921,908 42,186,510
ZipRecruiter, Inc. , Class A
(a)(b)
............. 1,513,696 4,419,992
308,446,502
Security
Shares
Shares Value
IT Services — 0.7%
Applied Digital Corp.
(a)(b)
................ 5,599,546 $ 191,784,450
Backblaze, Inc. , Class A
(a)(b)
.............. 1,289,040 5,517,091
BigBear.ai Holdings, Inc.
(a)(b)
.............. 10,238,271 40,748,319
Commerce.com, Inc.
(a)(b)
................ 1,691,012 4,785,564
Crexendo, Inc.
(a)(b)
.................... 377,188 2,466,809
CSP, Inc. .......................... 156,150 1,450,633
DigitalOcean Holdings, Inc.
(a)(b)
............ 1,793,497 172,946,916
Everforth, Inc.
(b)
...................... 1,012,850 21,371,135
Fastly, Inc. , Class A
(a)(b)
................. 3,331,118 84,127,385
Grid Dynamics Holdings, Inc. , Class A
(a)(b)
.... 1,636,393 9,311,076
Hackett Group, Inc. (The) ............... 574,448 7,416,124
Information Services Group, Inc. ........... 944,058 3,851,757
Rackspace Technology, Inc.
(a)(b)
........... 2,149,834 3,138,758
TSS, Inc.
(a)(b)
........................ 552,803 8,468,942
Tucows, Inc. , Class A
(a)(b)
................ 156,767 2,465,945
Unisys Corp.
(a)(b)
...................... 1,687,714 4,404,934
VTEX , Class A
(a)(b)
.................... 1,313,949 4,940,448
Whitefiber, Inc.
(a)(b)
.................... 269,492 4,125,922
573,322,208
Leisure Products — 0.4%
Acushnet Holdings Corp. ................ 646,450 62,589,289
American Outdoor Brands, Inc.
(a)(b)
......... 248,929 2,342,422
Callaway Golf Co.
(a)(b)
.................. 3,106,914 47,535,784
Clarus Corp. ........................ 647,880 1,687,727
Escalade, Inc. ....................... 228,928 4,280,954
Funko, Inc. , Class A
(a)(b)
................. 1,002,368 4,420,443
JAKKS Pacific, Inc. ................... 216,140 4,703,206
Johnson Outdoors, Inc. , Class A ........... 138,823 7,306,255
Latham Group, Inc.
(a)(b)
................. 1,135,953 6,895,235
Malibu Boats, Inc. , Class A
(a)(b)
............ 434,082 11,112,499
Marine Products Corp. ................. 172,984 1,370,033
MasterCraft Boat Holdings, Inc.
(a)(b)
......... 369,898 8,637,118
Peloton Interactive, Inc. , Class A
(a)(b)
........ 9,316,758 50,776,331
Polaris, Inc. ......................... 1,251,424 82,931,869
Smith & Wesson Brands, Inc. ............. 1,051,876 16,346,153
Sturm Ruger & Co., Inc. ................ 326,071 14,144,960
327,080,278
Life Sciences Tools & Services — 0.4%
10X Genomics, Inc. , Class A
(a)(b)
........... 2,647,294 58,372,833
Adaptive Biotechnologies Corp.
(a)(b)
......... 3,512,790 49,530,339
Alpha Teknova, Inc.
(a)(b)
................. 246,511 875,114
Atlantic International Corp.
(a)(b)
............ 151,769 226,136
Azenta, Inc.
(a)(b)
...................... 960,587 23,601,623
BioLife Solutions, Inc.
(a)(b)
................ 985,618 20,776,827
Codexis, Inc.
(a)(b)
..................... 2,133,162 6,015,517
CryoPort, Inc.
(a)(b)
..................... 1,160,883 11,910,660
Cytek Biosciences, Inc.
(b)
................ 2,794,967 12,745,049
Fortrea Holdings, Inc.
(a)(b)
................ 2,198,525 25,283,037
Ginkgo Bioworks Holdings, Inc. , Class A
(a)(b)
... 993,261 8,402,988
Lifecore Biomedical, Inc.
(a)(b)
.............. 639,081 3,240,141
Maravai LifeSciences Holdings, Inc. , Class A
(a)(b)
2,560,434 9,422,397
MaxCyte, Inc.
(a)(b)
..................... 2,432,387 2,140,501
Mesa Laboratories, Inc. ................ 124,770 12,477,000
OmniAb, Inc.
(a)(b)
..................... 2,423,104 3,368,115
OmniAb, Inc., 12.50 Earnout Shares
(b)(d)
...... 130,676 1
OmniAb, Inc., 15.00 Earnout Shares
(b)(d)
...... 130,676 1
Pacific Biosciences of California, Inc.
(a)(b)
..... 6,550,870 10,415,883
Personalis, Inc.
(a)(b)
.................... 1,204,482 6,648,741
Quanterix Corp.
(a)(b)
................... 992,601 3,106,841
Quantum-Si, Inc. , Class A
(a)(b)
............. 4,032,150 3,953,926
Standard BioTools, Inc.
(a)(b)
............... 6,853,423 6,364,774
278,878,444

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
Russell 2000 ETF
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Machinery — 3.7%
3D Systems Corp.
(a)(b)
.................. 3,317,203 $ 8,160,319
Aebi Schmidt Holding AG
(a)
.............. 886,411 10,300,096
AirJoule Technologies Corp. , Class A
(a)(b)
..... 690,123 2,125,579
Alamo Group, Inc. .................... 242,821 42,114,874
Albany International Corp. , Class A ......... 674,930 39,172,937
Alliance Laundry Holdings, Inc.
(a)(b)
......... 1,041,291 26,417,553
Astec Industries, Inc. .................. 538,032 34,982,841
Atmus Filtration Technologies, Inc. ......... 1,930,857 122,416,334
Blue Bird Corp.
(a)(b)
.................... 745,972 47,824,265
CECO Environmental Corp.
(a)(b)
........... 692,823 51,365,897
Chart Industries, Inc.
(a)(b)
................ 1,063,387 221,078,157
Columbus McKinnon Corp. .............. 674,822 10,426,000
Douglas Dynamics, Inc. ................ 534,213 24,643,246
Eastern Co. (The) .................... 121,335 2,652,383
Energy Recovery, Inc.
(a)(b)
............... 1,209,326 13,387,239
Enerpac Tool Group Corp. , Class A ......... 1,240,992 43,558,819
Enpro, Inc. ......................... 497,234 144,968,573
ESCO Technologies, Inc.
(a)
.............. 612,506 198,421,319
Federal Signal Corp. .................. 1,411,751 173,828,901
Franklin Electric Co., Inc. ............... 909,712 91,144,045
Gencor Industries, Inc.
(b)
................ 210,886 3,137,984
Gorman-Rupp Co. (The) ................ 482,122 36,515,920
Graham Corp.
(a)(b)
..................... 244,760 23,301,152
Greenbrier Cos., Inc. (The) .............. 718,152 35,275,626
Helios Technologies, Inc. ................ 780,906 53,413,970
Hillman Solutions Corp.
(a)(b)
.............. 4,658,822 38,015,988
Hyster-Yale, Inc. , Class A ............... 292,547 11,546,830
JBT Marel Corp.
(a)
.................... 1,225,484 144,729,660
Kadant, Inc.
(a)
....................... 276,630 81,088,552
Kennametal, Inc. ..................... 1,793,799 69,437,959
L B Foster Co. , Class A
(a)(b)
.............. 234,164 7,167,760
Lindsay Corp. ....................... 246,018 27,546,636
Luxfer Holdings plc ................... 611,102 9,197,085
Manitowoc Co., Inc. (The)
(b)
.............. 824,231 11,201,299
Mayville Engineering Co., Inc.
(a)(b)
.......... 314,179 7,166,423
Microvast Holdings, Inc.
(a)(b)
.............. 4,759,623 9,186,072
Miller Industries, Inc. .................. 258,491 12,404,983
Mueller Water Products, Inc. , Class A ....... 3,658,325 102,030,684
Omega Flex, Inc. ..................... 71,886 2,265,847
Palladyne AI Corp.
(a)(b)
.................. 694,388 4,228,823
Park-Ohio Holdings Corp. ............... 226,522 6,557,812
Proto Labs, Inc.
(b)
..................... 559,827 36,282,388
Richtech Robotics, Inc. , Class B
(a)(b)
........ 3,939,881 9,692,107
SPX Technologies, Inc.
(b)
................ 1,134,461 248,344,858
Standex International Corp.
(a)
............. 282,542 77,133,966
Tennant Co. ........................ 427,513 35,500,680
Terex Corp. ......................... 2,636,502 163,990,424
Titan International, Inc.
(a)(b)
............... 1,126,844 8,586,551
Trinity Industries, Inc. .................. 1,894,545 61,781,112
Wabash National Corp. ................. 970,250 8,431,473
Watts Water Technologies, Inc. , Class A ...... 642,744 192,926,039
Worthington Enterprises, Inc. ............. 739,866 40,152,528
2,887,228,568
Marine Transportation — 0.2%
Costamare Bulkers Holdings Ltd.
(b)
......... 204,825 3,539,376
Costamare, Inc. ...................... 1,061,636 17,644,390
Genco Shipping & Trading Ltd. ............ 746,168 18,087,112
Himalaya Shipping Ltd.
(a)(b)
............... 649,616 8,860,762
Matson, Inc. ........................ 725,978 126,632,343
Pangaea Logistics Solutions Ltd. .......... 698,330 5,349,208
Safe Bulkers, Inc. .................... 1,218,078 8,209,846
188,323,037
Security
Shares
Shares Value
Media — 0.9%
Advantage Solutions, Inc. , Class A
(a)(b)
....... 90,173 $ 3,090,229
AMC Global Media, Inc. , Class A
(b)
......... 768,341 6,523,215
Boston Omaha Corp. , Class A
(a)(b)
.......... 508,869 6,116,605
Cable One, Inc.
(b)
..................... 121,639 11,128,752
EchoStar Corp. , Class A
(a)(b)
.............. 3,191,629 393,017,195
Emerald Holding, Inc. .................. 358,658 1,674,933
Entravision Communications Corp. , Class A ... 1,444,395 5,445,369
EW Scripps Co. (The) , Class A
(a)(b)
......... 1,589,633 7,614,342
Gambling.com Group Ltd.
(a)(b)
............. 487,680 1,877,568
Gray Media, Inc. ..................... 2,096,547 11,824,525
Ibotta, Inc. , Class A
(a)(b)
................. 265,729 9,353,661
iHeartMedia, Inc. , Class A
(b)
.............. 2,906,140 17,349,656
John Wiley & Sons, Inc. , Class A .......... 946,971 38,759,523
Magnite, Inc.
(a)(b)
...................... 3,348,754 42,914,283
National CineMedia, Inc. ................ 1,570,237 5,323,103
Newsmax, Inc. , Class B
(a)(b)
.............. 1,118,508 7,046,600
Nexxen International Ltd.
(a)(b)
............. 756,331 5,551,470
Optimum Communications, Inc. , Class A
(a)(b)
... 6,190,166 9,780,462
PubMatic, Inc. , Class A
(a)(b)
............... 926,087 9,057,131
Scholastic Corp. ..................... 484,780 19,565,721
Sinclair, Inc. , Class A .................. 925,508 14,391,649
Stagwell, Inc. , Class A
(a)(b)
............... 2,580,051 16,176,920
TechTarget, Inc.
(a)(b)
................... 711,562 4,084,366
Thryv Holdings, Inc.
(a)(b)
................. 803,752 2,877,432
USA TODAY Co., Inc.
(a)(b)
................ 3,344,540 24,181,024
674,725,734
Metals & Mining — 2.7%
Alpha Metallurgical Resources, Inc.
(a)(b)
...... 272,432 50,794,946
American Battery Technology Co.
(a)(b)
........ 2,890,834 9,771,019
Caledonia Mining Corp. plc .............. 393,650 9,014,585
Century Aluminum Co.
(a)(b)
............... 1,343,630 79,865,367
Coeur Mining, Inc.
(b)
................... 24,044,784 432,084,769
Commercial Metals Co. ................. 2,621,210 180,758,642
Compass Minerals International, Inc.
(a)(b)
..... 740,458 19,777,633
Constellium SE , Class A
(b)
............... 3,245,309 101,513,266
Contango Silver & Gold, Inc.
(a)(b)
........... 417,697 9,586,146
Critical Metals Corp.
(a)(b)
................. 1,362,003 17,338,298
Dakota Gold Corp.
(a)(b)
.................. 2,141,083 11,519,027
Ferroglobe plc ....................... 2,790,472 12,947,790
Friedman Industries, Inc.
(a)
............... 139,857 2,879,656
Hecla Mining Co. ..................... 14,959,809 269,575,758
Idaho Strategic Resources, Inc.
(a)(b)
......... 351,493 14,815,430
Ivanhoe Electric, Inc.
(a)(b)
................ 2,521,165 32,346,547
Kaiser Aluminum Corp. ................. 380,235 64,803,451
Lifezone Metals Ltd.
(a)(b)
................. 736,278 4,034,803
Materion Corp.
(a)
..................... 488,516 89,794,126
Metallus, Inc.
(b)
...................... 856,366 16,476,482
NioCorp Developments Ltd.
(a)(b)
........... 2,782,436 16,611,143
Novagold Resources, Inc.
(a)(b)
............. 6,610,923 53,284,039
Perpetua Resources Corp.
(a)(b)
............ 2,046,186 56,495,196
Ramaco Resources, Inc. , Class A
(b)
......... 973,074 14,450,149
Ryerson Holding Corp. ................. 1,038,338 28,772,346
SSR Mining, Inc.
(a)(b)
................... 4,801,136 138,320,728
SunCoke Energy, Inc. .................. 2,009,210 13,702,812
Tredegar Corp.
(b)
..................... 609,381 5,850,058
United States Antimony Corp.
(a)(b)
.......... 2,796,602 33,587,190
US Gold Corp.
(a)(b)
.................... 314,434 5,163,006
US Goldmining, Inc.
(b)
.................. 61,232 814,998
USA Rare Earth, Inc. , Class A
(a)(b)
.......... 4,336,218 112,611,581
Vox Royalty Corp.
(a)
................... 1,363,207 7,006,884
Warrior Met Coal, Inc. .................. 1,227,084 110,253,497
Worthington Steel, Inc. ................. 779,128 29,941,889
2,056,563,257

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
Russell 2000 ETF
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Mortgage Real Estate Investment Trusts (REITs) — 0.8%
ACRES Commercial Realty Corp.
(a)(b)
....... 140,956 $ 2,972,762
Adamas Trust, Inc. .................... 2,004,135 17,997,132
Angel Oak Mortgage REIT, Inc. ........... 300,017 2,721,154
Apollo Commercial Real Estate Finance, Inc. .. 3,321,453 36,336,696
Arbor Realty Trust, Inc. ................. 4,031,279 31,847,104
Ares Commercial Real Estate Corp. , Class C .. 1,284,266 6,716,711
ARMOUR Residential REIT, Inc. ........... 2,685,193 47,098,285
Blackstone Mortgage Trust, Inc. , Class A ..... 3,768,166 71,557,472
BrightSpire Capital, Inc. , Class A .......... 3,102,335 17,993,543
Chicago Atlantic Real Estate Finance, Inc. .... 433,742 5,165,867
Chimera Investment Corp. ............... 1,957,832 26,920,190
Claros Mortgage Trust, Inc.
(b)
............. 2,208,016 5,829,162
Dynex Capital, Inc. .................... 4,697,943 63,985,984
Ellington Financial, Inc. ................. 2,827,297 37,461,685
Franklin BSP Realty Trust, Inc. ............ 1,949,552 17,740,923
Invesco Mortgage Capital, Inc. ............ 1,907,704 15,509,634
KKR Real Estate Finance Trust, Inc. ........ 1,307,750 8,016,508
Ladder Capital Corp. , Class A ............ 2,765,160 28,425,845
Lument Finance Trust, Inc. .............. 850,545 1,012,149
MFA Financial, Inc. .................... 2,485,836 25,479,819
Nexpoint Real Estate Finance, Inc. ......... 216,838 3,126,804
Orchid Island Capital, Inc. ............... 4,378,445 30,780,468
PennyMac Mortgage Investment Trust ....... 2,196,461 26,752,895
Ready Capital Corp.
(a)
.................. 3,533,302 6,677,941
Redwood Trust, Inc. ................... 3,011,727 16,745,202
Rithm Property Trust, Inc. ............... 122,859 1,787,598
Seven Hills Realty Trust ................ 560,393 4,578,411
Sunrise Realty Trust, Inc. ............... 246,365 1,845,274
TPG Mortgage Investment Trust, Inc. ....... 733,217 5,785,082
TPG RE Finance Trust, Inc. .............. 1,700,585 14,386,949
Two Harbors Investment Corp. ............ 2,461,312 28,477,380
611,732,629
Multi-Utilities — 0.4%
Avista Corp. ........................ 1,923,531 79,057,124
Black Hills Corp. ..................... 1,800,192 135,536,456
Northwestern Energy Group, Inc. .......... 1,459,559 105,584,498
Unitil Corp. ......................... 407,792 21,392,768
341,570,846
Office REITs — 0.4%
Brandywine Realty Trust ................ 4,039,218 12,238,831
COPT Defense Properties ............... 2,703,225 84,475,781
Douglas Emmett, Inc. .................. 3,216,345 34,768,689
Easterly Government Properties, Inc. , Class A . 1,015,153 23,764,732
Empire State Realty Trust, Inc. , Class A ...... 3,381,764 18,836,425
Franklin Street Properties Corp. ........... 2,149,367 1,400,528
Hudson Pacific Properties, Inc.
(b)
.......... 1,282,090 11,808,049
JBG SMITH Properties ................. 1,416,847 21,252,705
NET Lease Office Properties ............. 384,014 5,015,223
Peakstone Realty Trust , Class E .......... 869,400 18,240,012
Piedmont Realty Trust, Inc. , Class A
(b)
....... 2,976,409 24,882,779
Postal Realty Trust, Inc. , Class A .......... 583,010 12,756,259
SL Green Realty Corp. ................. 1,697,307 71,982,790
341,422,803
Oil, Gas & Consumable Fuels — 3.7%
Ardmore Shipping Corp. ................ 816,616 14,470,436
BKV Corp.
(a)(b)
....................... 592,168 18,671,057
California Resources Corp. .............. 1,729,062 118,025,772
Calumet, Inc.
(a)(b)
..................... 1,631,393 53,379,179
Centrus Energy Corp. , Class A
(a)(b)
......... 397,236 83,800,907
Clean Energy Fuels Corp.
(b)
.............. 4,033,959 9,278,106
CNX Resources Corp.
(a)(b)
............... 3,241,521 126,127,582
Comstock Resources, Inc.
(a)(b)
............ 1,740,787 30,324,510
Core Natural Resources, Inc.
(a)
............ 1,196,859 107,406,127
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels (continued)
Crescent Energy, Inc. , Class A
(a)
........... 6,062,008 $ 81,534,008
CVR Energy, Inc.
(b)
.................... 731,575 24,244,396
Delek US Holdings, Inc. ................ 1,389,932 64,756,932
DHT Holdings, Inc. .................... 3,173,265 58,641,937
Diversified Energy Co. ................. 1,475,313 24,563,961
Dorian LPG Ltd. ...................... 879,182 33,892,466
Empire Petroleum Corp.
(a)(b)
.............. 312,662 875,454
Encore Energy Corp.
(a)(b)
................ 4,366,966 8,559,253
Energy Fuels, Inc.
(a)(b)
.................. 5,533,063 119,735,483
Epsilon Energy Ltd.
(a)
.................. 406,926 2,588,049
Evolution Petroleum Corp. ............... 647,879 3,109,819
Excelerate Energy, Inc. , Class A ........... 565,796 19,746,280
FLEX LNG Ltd.
(b)
..................... 725,336 23,522,646
FutureFuel Corp. ..................... 599,449 2,985,256
Gevo, Inc.
(a)(b)
....................... 5,530,113 10,562,516
Golar LNG Ltd. ...................... 2,287,151 125,770,434
Granite Ridge Resources, Inc. ............ 1,229,841 7,415,941
Green Plains, Inc.
(b)
................... 1,613,182 28,037,103
Gulfport Energy Corp.
(a)(b)
............... 374,380 72,083,125
HighPeak Energy, Inc.
(a)
................ 550,496 3,732,363
Infinity Natural Resources, Inc. , Class A
(a)(b)
... 368,118 5,996,642
International Seaways, Inc.
(a)
............. 948,744 78,698,315
Kinetik Holdings, Inc. , Class A ............ 1,091,112 55,144,800
Kolibri Global Energy, Inc.
(a)(b)
............. 753,728 4,326,399
Kosmos Energy Ltd.
(a)(b)
................. 11,165,411 34,389,466
Lightbridge Corp.
(a)(b)
................... 682,410 8,905,451
Magnolia Oil & Gas Corp. , Class A ......... 4,252,399 128,592,546
Murphy Oil Corp. ..................... 3,188,808 133,164,622
NACCO Industries, Inc. , Class A ........... 87,102 4,196,574
Navigator Holdings Ltd.
(a)
............... 678,368 14,788,422
New Fortress Energy, Inc. , Class A
(a)(b)
....... 4,202,344 2,907,182
NextDecade Corp.
(a)(b)
.................. 4,119,982 32,259,459
NextNRG, Inc.
(a)(b)
.................... 655,815 242,848
Nordic American Tankers Ltd. ............ 4,791,605 26,737,156
Northern Oil & Gas, Inc. ................ 2,266,400 61,555,424
OPAL Fuels, Inc. , Class A
(a)(b)
............. 459,269 992,021
Par Pacific Holdings, Inc.
(a)(b)
............. 1,170,213 76,847,888
PBF Energy, Inc. , Class A ............... 1,970,979 85,461,649
Peabody Energy Corp.
(a)
................ 2,876,816 76,695,915
Prairie Operating Co.
(a)(b)
................ 743,917 892,700
PrimeEnergy Resources Corp.
(a)(b)
.......... 12,612 2,794,693
REX American Resources Corp.
(b)
......... 684,129 33,180,257
Riley Exploration Permian, Inc. ............ 351,761 12,723,195
Sable Offshore Corp. , Class A
(a)(b)
.......... 2,914,821 41,827,681
SandRidge Energy, Inc. ................ 768,810 11,954,996
Scorpio Tankers, Inc. .................. 1,064,626 86,586,033
SFL Corp. Ltd. , Class B ................ 2,821,041 32,526,603
SM Energy Co. ...................... 5,876,975 182,362,534
Summit Midstream Corp.
(a)(b)
............. 202,414 6,406,403
Talos Energy, Inc.
(b)
................... 3,015,911 48,013,303
Teekay Corp. Ltd. .................... 1,263,515 16,880,560
Teekay Tankers Ltd. , Class A ............. 568,523 44,657,482
Uranium Energy Corp.
(a)(b)
............... 11,234,684 167,284,445
VAALCO Energy, Inc. .................. 2,453,725 16,120,973
Verde Clean Fuels, Inc.
(a)(b)
.............. 82,442 149,220
Vitesse Energy, Inc. ................... 677,051 12,701,477
W&T Offshore, Inc. .................... 2,390,854 10,065,495
World Kinect Corp. .................... 1,268,689 34,216,542
XCF Global, Inc. , Class A
(a)(b)
............. 1,196,339 478,416
2,871,566,885
Paper & Forest Products — 0.1%
Clearwater Paper Corp.
(a)(b)
.............. 356,917 4,893,332
Magnera Corp.
(a)(b)
.................... 759,218 7,576,996

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
Russell 2000 ETF
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Paper & Forest Products (continued)
Sylvamo Corp. ...................... 790,317 $ 33,770,245
46,240,573
Passenger Airlines — 0.4%
(b)
Allegiant Travel Co. ................... 340,459 25,752,319
Frontier Group Holdings, Inc.
(a)
............ 1,372,501 4,982,179
JetBlue Airways Corp.
(a)
................ 6,967,011 32,431,436
Joby Aviation, Inc. , Class A
(a)
............. 13,775,389 126,595,825
SkyWest, Inc.
(a)
...................... 955,294 78,448,743
Sun Country Airlines Holdings, Inc. ......... 1,211,597 19,143,232
287,353,734
Personal Care Products — 0.2%
Edgewell Personal Care Co. ............. 1,064,621 24,007,204
FitLife Brands, Inc.
(a)(b)
.................. 65,783 608,493
Herbalife Ltd.
(a)(b)
..................... 2,410,248 40,010,117
Honest Co., Inc. (The)
(a)(b)
............... 2,213,091 7,745,818
Interparfums, Inc. ..................... 430,278 39,249,959
Lifevantage Corp.
(a)
................... 238,697 1,205,420
Medifast, Inc.
(a)(b)
..................... 265,966 2,891,050
Nature's Sunshine Products, Inc.
(a)(b)
........ 395,269 10,735,506
Niagen Bioscience, Inc.
(a)(b)
.............. 1,273,330 6,022,851
Nu Skin Enterprises, Inc. , Class A .......... 1,164,782 8,502,909
Olaplex Holdings, Inc.
(a)(b)
............... 3,399,162 6,900,299
SkinHealth Systems, Inc. , Class A
(a)(b)
....... 2,682,331 2,284,541
USANA Health Sciences, Inc.
(a)(b)
.......... 267,459 5,095,094
Waldencast plc , Class A
(a)(b)
.............. 888,360 790,640
156,049,901
Pharmaceuticals — 2.3%
Aardvark Therapeutics, Inc.
(a)(b)
............ 294,280 1,597,940
Aclaris Therapeutics, Inc.
(a)(b)
............. 2,182,740 9,473,092
Alumis, Inc.
(a)(b)
...................... 1,606,040 39,653,128
Amneal Pharmaceuticals, Inc. , Class A
(a)(b)
.... 3,549,706 45,684,716
Amphastar Pharmaceuticals, Inc.
(a)(b)
........ 844,939 18,554,860
Amylyx Pharmaceuticals, Inc.
(b)
........... 2,157,209 34,515,344
ANI Pharmaceuticals, Inc.
(a)(b)
............. 442,179 35,131,122
Aquestive Therapeutics, Inc.
(a)(b)
........... 2,400,091 9,840,373
Arvinas, Inc.
(a)(b)
...................... 1,317,405 13,042,310
Atea Pharmaceuticals, Inc.
(a)(b)
............ 1,657,007 9,130,109
Axsome Therapeutics, Inc.
(b)
............. 974,046 202,358,057
BioAge Labs, Inc.
(a)(b)
.................. 703,910 11,860,884
Biote Corp. , Class A
(a)(b)
................. 663,915 1,473,891
Collegium Pharmaceutical, Inc.
(a)(b)
......... 737,168 24,864,677
CorMedix, Inc.
(a)(b)
.................... 1,777,316 13,489,828
Crinetics Pharmaceuticals, Inc.
(a)(b)
......... 2,295,123 89,004,870
Definium Therapeutics, Inc.
(a)(b)
............ 2,321,823 50,801,487
Edgewise Therapeutics, Inc.
(b)
............ 1,586,030 49,103,489
Enliven Therapeutics, Inc.
(a)(b)
............. 928,332 38,275,128
Esperion Therapeutics, Inc.
(a)(b)
............ 5,664,675 11,329,350
Eton Pharmaceuticals, Inc.
(a)(b)
............ 603,138 14,547,689
Evolus, Inc.
(a)(b)
...................... 1,321,427 7,122,492
EyePoint, Inc.
(a)(b)
..................... 1,815,357 23,962,712
Fulcrum Therapeutics, Inc.
(a)(b)
............ 1,417,137 10,104,187
Harmony Biosciences Holdings, Inc.
(a)(b)
...... 1,027,258 32,112,085
Harrow, Inc.
(a)(b)
...................... 740,248 30,002,251
Indivior Pharmaceuticals, Inc.
(b)
........... 2,946,759 108,381,796
Innoviva, Inc.
(b)
...................... 1,752,585 40,291,929
Journey Medical Corp.
(a)(b)
............... 408,849 2,105,572
LB Pharmaceuticals, Inc.
(a)(b)
............. 455,316 14,438,070
LENZ Therapeutics, Inc.
(a)(b)
.............. 461,964 4,148,437
Ligand Pharmaceuticals, Inc.
(a)(b)
........... 456,572 104,760,445
Liquidia Corp.
(a)(b)
..................... 1,542,715 60,489,855
Maze Therapeutics, Inc.
(a)(b)
.............. 619,132 16,456,529
MBX Biosciences, Inc.
(a)(b)
............... 670,413 20,259,881
MediWound Ltd.
(a)(b)
................... 205,188 3,385,602
Security
Shares
Shares Value
Pharmaceuticals (continued)
Nuvation Bio, Inc. , Class A
(a)(b)
............ 5,669,480 $ 25,229,186
Ocular Therapeutix, Inc.
(a)(b)
.............. 4,419,958 41,415,006
Omeros Corp.
(a)(b)
..................... 1,624,981 23,724,723
Pacira BioSciences, Inc.
(a)(b)
.............. 961,962 24,520,411
Phathom Pharmaceuticals, Inc.
(a)(b)
......... 1,075,936 12,050,483
Phibro Animal Health Corp. , Class A ........ 481,984 25,631,909
Prestige Consumer Healthcare, Inc.
(a)(b)
...... 1,127,337 63,491,620
Rapport Therapeutics, Inc.
(a)(b)
............ 696,259 23,067,061
Septerna, Inc.
(a)(b)
..................... 504,417 11,984,948
SIGA Technologies, Inc. ................ 963,452 4,431,879
Supernus Pharmaceuticals, Inc.
(a)(b)
......... 1,295,061 62,162,928
Tarsus Pharmaceuticals, Inc.
(b)
............ 929,158 59,103,740
Terns Pharmaceuticals, Inc.
(b)
............. 2,229,450 118,004,788
Theravance Biopharma, Inc.
(a)(b)
........... 901,941 15,098,492
Third Harmonic Bio, Inc.
(b)(d)
.............. 603,448 6
Trevi Therapeutics, Inc.
(a)(b)
.............. 2,257,535 31,063,682
Tvardi Therapeutics, Inc.
(a)(b)
............. 156,380 492,597
WaVe Life Sciences Ltd.
(a)(b)
.............. 3,271,931 23,099,833
Xeris Biopharma Holdings, Inc.
(a)(b)
......... 3,718,030 22,772,934
Zevra Therapeutics, Inc.
(a)(b)
.............. 1,323,327 13,458,236
1,802,558,649
Professional Services — 1.5%
Alight, Inc. , Class A ................... 10,880,036 9,002,142
Asure Software, Inc.
(a)(b)
................. 558,960 5,058,588
Barrett Business Services, Inc. ............ 587,802 18,533,397
BlackSky Technology, Inc. , Class A
(a)(b)
....... 754,001 26,751,955
CBIZ, Inc.
(a)(b)
........................ 1,164,685 35,522,892
Conduent, Inc.
(b)
..................... 3,781,954 6,467,141
CRA International, Inc. ................. 150,159 23,645,538
CSG Systems International, Inc. ........... 663,938 53,387,255
Exponent, Inc. ....................... 1,170,717 78,309,260
Falcon's Beyond Global, Inc. , Class A
(a)(b)
..... 366,189 6,195,918
First Advantage Corp.
(a)(b)
............... 1,863,145 23,773,730
Forrester Research, Inc.
(a)(b)
.............. 280,888 1,766,785
Franklin Covey Co.
(a)(b)
................. 234,183 4,964,680
HireQuest, Inc. ...................... 102,096 1,181,251
Huron Consulting Group, Inc.
(a)(b)
.......... 400,491 52,330,156
IBEX Holdings Ltd.
(a)(b)
................. 243,735 6,763,646
ICF International, Inc. .................. 432,765 31,011,940
Innodata, Inc.
(a)(b)
..................... 726,473 30,678,955
Insperity, Inc. ........................ 856,583 30,468,657
Kelly Services, Inc. , Class A, NVS ......... 728,731 7,112,415
Kforce, Inc. ......................... 419,802 18,979,248
Korn Ferry ......................... 1,243,377 82,609,968
Legalzoom.com, Inc.
(b)
................. 2,938,968 18,956,344
Maximus, Inc. ....................... 1,284,898 84,315,007
Mistras Group, Inc.
(a)(b)
................. 280,051 5,287,363
Planet Labs PBC , Class A
(a)(b)
............. 6,376,473 235,738,207
Public Policy Holding Co., Inc. ............ 78,859 1,105,603
RCM Technologies, Inc.
(a)(b)
.............. 112,246 3,512,177
Resolute Holdings Management, Inc.
(a)(b)
..... 100,410 13,664,797
Resources Connection, Inc. .............. 757,599 3,212,220
Skillsoft Corp. , Class A
(a)(b)
............... 121,537 938,266
Spire Global, Inc. , Class A
(a)(b)
............ 697,165 12,430,452
TIC Solutions, Inc.
(a)(b)
.................. 4,752,560 43,438,398
TriNet Group, Inc. .................... 706,656 32,350,712
TrueBlue, Inc.
(a)(b)
..................... 713,420 3,916,676
TTEC Holdings, Inc.
(b)
.................. 518,283 1,508,204
Upwork, Inc.
(a)(b)
...................... 2,896,268 29,976,374
Verra Mobility Corp. , Class A
(a)(b)
........... 3,789,915 56,204,439
Willdan Group, Inc.
(a)(b)
................. 330,745 25,136,620
1,126,207,376

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
Russell 2000 ETF
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Real Estate Management & Development — 0.5%
American Realty Investors, Inc.
(b)
.......... 29,604 $ 419,193
Compass, Inc. , Class A
(a)(b)
.............. 15,138,011 114,594,743
Cushman & Wakefield Ltd.
(b)
............. 3,365,724 47,254,765
Douglas Elliman, Inc.
(a)(b)
................ 1,780,658 3,579,123
eXp World Holdings, Inc. ................ 2,148,054 13,360,896
Forestar Group, Inc.
(a)(b)
................. 465,565 13,156,867
FRP Holdings, Inc.
(a)(b)
.................. 267,752 5,625,469
Kennedy-Wilson Holdings, Inc. ............ 2,852,987 31,097,558
Marcus & Millichap, Inc. ................ 589,654 16,386,485
Maui Land & Pineapple Co., Inc.
(a)(b)
........ 169,200 2,625,984
Newmark Group, Inc. , Class A
(a)
........... 3,603,734 58,092,192
RE/MAX Holdings, Inc. , Class A
(a)(b)
......... 448,929 4,803,540
Real Brokerage, Inc. (The)
(a)(b)
............ 3,309,335 6,949,603
RMR Group, Inc. (The) , Class A ........... 388,170 6,913,308
Seaport Entertainment Group, Inc.
(a)(b)
....... 165,826 3,696,262
St. Joe Co. (The) ..................... 901,222 58,191,904
Stratus Properties, Inc.
(b)
................ 152,026 4,600,307
Tejon Ranch Co.
(a)(b)
................... 499,275 9,770,812
Transcontinental Realty Investors, Inc.
(b)
..... 32,967 1,167,691
402,286,702
Residential REITs — 0.3%
BRT Apartments Corp. ................. 267,865 3,849,220
Centerspace ........................ 404,059 27,585,108
Clipper Realty, Inc. .................... 313,393 1,062,402
Independence Realty Trust, Inc. ........... 5,708,468 93,105,113
NexPoint Residential Trust, Inc. ........... 539,878 15,597,076
UMH Properties, Inc. .................. 1,891,866 29,418,516
Veris Residential, Inc. .................. 1,873,228 35,535,135
206,152,570
Retail REITs — 1.2%
Acadia Realty Trust ................... 3,130,410 67,679,464
Alexander's, Inc. ..................... 51,695 13,025,072
CBL & Associates Properties, Inc. .......... 451,786 20,339,406
Curbline Properties Corp. ............... 2,295,716 63,361,762
FrontView REIT, Inc. ................... 475,321 8,413,182
Getty Realty Corp. .................... 1,281,660 42,448,579
InvenTrust Properties Corp. .............. 1,895,978 60,898,813
Kite Realty Group Trust ................. 5,160,972 135,011,027
Macerich Co. (The) ................... 6,088,074 132,293,848
NETSTREIT Corp. .................... 1,977,561 40,678,430
Phillips Edison & Co., Inc. ............... 2,990,309 120,105,761
Saul Centers, Inc. .................... 272,043 9,366,440
SITE Centers Corp. ................... 1,248,014 6,851,597
Tanger, Inc. ......................... 2,688,234 99,679,717
Urban Edge Properties ................. 3,034,579 66,517,972
Whitestone REIT ..................... 1,094,236 20,724,830
907,395,900
Semiconductors & Semiconductor Equipment — 4.6%
ACM Research, Inc. , Class A
(a)(b)
........... 1,212,203 62,658,773
Aehr Test Systems
(a)(b)
.................. 691,823 62,651,491
Aeluma, Inc.
(a)(b)
...................... 312,821 7,285,601
Alpha & Omega Semiconductor Ltd.
(a)(b)
...... 600,151 26,064,558
Ambarella, Inc.
(a)(b)
.................... 968,678 66,645,046
Ambiq Micro, Inc.
(a)(b)
.................. 419,836 15,735,453
Atomera, Inc.
(a)(b)
..................... 720,182 5,891,089
Axcelis Technologies, Inc.
(a)(b)
............. 733,780 102,076,136
Blaize Holdings, Inc.
(a)(b)
................ 2,183,785 4,280,219
CEVA, Inc.
(a)(b)
....................... 619,004 18,904,382
Cohu, Inc.
(a)(b)
....................... 1,083,389 51,298,469
Credo Technology Group Holding Ltd.
(b)
...... 3,800,920 661,398,089
Diodes, Inc.
(b)
....................... 1,084,294 116,182,102
FormFactor, Inc.
(a)(b)
................... 1,835,751 249,533,633
Ichor Holdings Ltd.
(a)(b)
.................. 800,056 52,779,694
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment (continued)
Impinj, Inc.
(a)(b)
....................... 661,502 $ 95,864,870
indie Semiconductor, Inc. , Class A
(a)(b)
....... 4,708,001 21,233,084
Kopin Corp.
(a)(b)
...................... 4,066,232 18,135,395
Kulicke & Soffa Industries, Inc. ............ 1,202,862 102,844,701
MaxLinear, Inc. , Class A
(a)(b)
.............. 1,925,701 136,243,346
Navitas Semiconductor Corp. , Class A
(a)(b)
.... 4,786,939 78,984,493
NVE Corp. ......................... 114,897 9,512,323
PDF Solutions, Inc.
(a)(b)
................. 753,694 32,295,788
Penguin Solutions, Inc.
(a)(b)
............... 1,259,626 38,305,227
Photronics, Inc.
(a)(b)
.................... 1,348,444 66,721,009
Power Integrations, Inc. ................ 1,301,218 94,611,561
Rambus, Inc.
(b)
...................... 2,546,187 293,091,585
Rigetti Computing, Inc.
(a)(b)
............... 7,686,289 134,125,743
Semtech Corp.
(a)(b)
.................... 2,193,592 230,436,840
Silicon Laboratories, Inc.
(b)
............... 766,868 166,947,164
SiTime Corp.
(a)(b)
..................... 530,091 297,990,656
SkyWater Technology, Inc.
(a)(b)
............ 833,761 26,596,976
Synaptics, Inc.
(a)(b)
.................... 916,344 85,760,635
Ultra Clean Holdings, Inc.
(a)(b)
............. 1,053,357 82,319,849
Veeco Instruments, Inc.
(a)(b)
.............. 1,403,967 69,987,755
3,585,393,735
Software — 4.6%
8x8, Inc.
(a)(b)
......................... 3,163,646 6,074,200
A10 Networks, Inc. .................... 1,699,430 45,340,792
ACI Worldwide, Inc.
(b)
.................. 2,469,644 106,738,014
Adeia, Inc. ......................... 2,573,318 81,960,178
Agilysys, Inc.
(a)(b)
..................... 608,124 38,956,424
Airship AI Holdings, Inc. , Class A
(a)(b)
........ 583,434 1,306,892
Alarm.com Holdings, Inc.
(b)
.............. 1,125,361 49,977,282
Alkami Technology, Inc.
(a)(b)
.............. 1,623,966 25,626,184
Amplitude, Inc. , Class A
(a)(b)
.............. 2,293,394 16,306,031
Appian Corp. , Class A
(a)(b)
............... 925,614 19,243,515
Arteris, Inc.
(a)(b)
....................... 745,175 21,580,268
Asana, Inc. , Class A
(a)(b)
................. 2,053,377 12,977,343
AudioEye, Inc.
(a)(b)
.................... 194,295 1,391,152
AvePoint, Inc. , Class A
(a)(b)
............... 3,511,576 34,237,866
Bit Digital, Inc.
(a)(b)
..................... 7,751,486 11,704,744
Bitdeer Technologies Group , Class A
(a)(b)
..... 2,907,689 32,827,809
Blackbaud, Inc.
(a)(b)
.................... 890,354 33,094,458
BlackLine, Inc.
(a)(b)
.................... 1,171,035 36,594,844
Blend Labs, Inc. , Class A
(a)(b)
............. 4,698,777 6,860,214
Box, Inc. , Class A
(a)(b)
.................. 3,309,759 80,096,168
Braze, Inc. , Class A
(a)(b)
................. 2,079,285 45,806,649
C3.ai, Inc. , Class A
(a)(b)
................. 3,023,150 26,694,415
Cerence, Inc.
(a)(b)
..................... 1,061,105 9,656,056
Chaince Digital Holdings, Inc.
(a)(b)
.......... 878,149 4,777,131
Cipher Digital, Inc.
(a)(b)
.................. 7,648,147 135,678,128
Cleanspark, Inc.
(a)(b)
................... 5,962,056 74,704,562
Clear Secure, Inc. , Class A .............. 2,077,132 110,898,078
Clearwater Analytics Holdings, Inc. , Class A
(b)
.. 6,557,909 158,701,398
Commvault Systems, Inc.
(b)
.............. 1,042,148 103,047,594
Consensus Cloud Solutions, Inc.
(a)(b)
........ 447,555 11,582,723
Core Scientific, Inc.
(a)(b)
................. 6,849,029 136,980,580
CS Disco, Inc.
(a)(b)
..................... 618,880 2,679,750
Daily Journal Corp.
(a)(b)
................. 29,517 15,607,409
Digimarc Corp.
(a)(b)
.................... 379,504 2,781,764
Digital Turbine, Inc.
(a)(b)
................. 2,546,606 8,989,519
Domo, Inc. , Class B
(a)(b)
................. 815,312 2,902,511
D-Wave Quantum, Inc.
(a)(b)
............... 8,607,012 174,550,203
eGain Corp.
(a)(b)
...................... 388,648 2,938,179
EverCommerce, Inc.
(a)(b)
................ 339,396 3,920,024
Expensify, Inc. , Class A
(a)(b)
.............. 1,384,380 1,412,068
Five9, Inc.
(a)(b)
....................... 1,853,563 31,881,284
Freshworks, Inc. , Class A
(b)
.............. 4,913,895 40,097,383

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
Russell 2000 ETF
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Software (continued)
Hut 8 Corp.
(a)(b)
...................... 2,311,213 $ 175,143,721
I3 Verticals, Inc. , Class A
(a)(b)
............. 545,001 12,289,773
Intapp, Inc.
(a)(b)
....................... 1,346,206 30,222,325
InterDigital, Inc. ...................... 610,815 181,143,296
Kaltura, Inc.
(a)(b)
...................... 1,937,381 2,654,212
Life360, Inc.
(a)(b)
...................... 488,001 21,027,963
LiveRamp Holdings, Inc.
(a)(b)
.............. 1,477,956 43,200,654
MARA Holdings, Inc.
(a)(b)
................ 8,958,360 107,410,736
Mitek Systems, Inc.
(a)(b)
................. 1,044,237 14,577,549
N-able, Inc.
(a)(b)
...................... 1,698,264 8,797,008
NCR Voyix Corp.
(a)(b)
................... 3,367,515 23,202,178
NextNav, Inc.
(a)(b)
..................... 2,223,778 41,206,606
OneSpan, Inc. ....................... 906,230 10,494,143
Ooma, Inc.
(b)
........................ 578,582 9,442,458
Pagaya Technologies Ltd. , Class A
(a)(b)
....... 1,433,178 19,906,842
PagerDuty, Inc.
(a)(b)
.................... 2,099,551 13,962,014
PAR Technology Corp.
(a)(b)
............... 942,383 12,665,628
Porch Group, Inc.
(a)(b)
.................. 2,070,801 19,941,814
Progress Software Corp.
(b)
............... 986,539 27,475,111
Q2 Holdings, Inc.
(a)(b)
................... 1,464,051 74,300,588
Qualys, Inc.
(a)(b)
...................... 847,255 73,651,877
Rapid7, Inc.
(a)(b)
...................... 1,559,369 9,200,277
Red Violet, Inc.
(b)
..................... 270,267 10,116,094
ReposiTrak, Inc.
(a)
.................... 262,239 2,564,697
Rezolve AI plc
(a)(b)
..................... 5,194,069 13,348,757
Rimini Street, Inc.
(a)(b)
.................. 1,213,081 4,136,606
Riot Platforms, Inc.
(a)(b)
................. 8,221,249 141,734,333
Silvaco Group, Inc.
(a)(b)
................. 210,177 2,145,907
SoundHound AI, Inc. , Class A
(a)(b)
.......... 9,120,021 72,595,367
SoundThinking, Inc.
(a)(b)
................. 220,500 1,503,810
Sprinklr, Inc. , Class A
(b)
................. 2,703,109 13,299,296
Sprout Social, Inc. , Class A
(a)(b)
............ 1,304,783 7,828,698
SPS Commerce, Inc.
(a)(b)
................ 896,291 50,299,851
Telos Corp.
(a)(b)
....................... 1,252,982 5,350,233
Tenable Holdings, Inc.
(b)
................ 2,795,398 58,395,864
Terawulf, Inc.
(a)(b)
..................... 8,121,115 176,471,829
Varonis Systems, Inc. , Class B
(a)(b)
......... 2,736,829 71,978,603
Vertex, Inc. , Class A
(a)(b)
................. 1,657,928 20,508,569
Via Transportation, Inc. , Class A
(a)(b)
......... 243,951 3,710,495
Viant Technology, Inc. , Class A
(a)(b)
......... 356,899 3,875,923
Weave Communications, Inc.
(a)(b)
.......... 1,514,113 7,434,295
Workiva, Inc. , Class A
(b)
................. 1,192,850 63,793,618
Xperi, Inc.
(a)(b)
....................... 1,100,147 7,359,983
Yext, Inc.
(a)(b)
........................ 2,452,572 9,466,928
Zeta Global Holdings Corp. , Class A
(a)(b)
...... 4,953,483 91,243,157
3,540,261,472
Specialized REITs — 0.3%
Farmland Partners, Inc. ................ 951,639 10,230,119
Four Corners Property Trust, Inc. .......... 2,482,268 63,471,593
Gladstone Land Corp. ................. 814,983 7,815,687
Outfront Media, Inc. ................... 3,495,470 107,835,249
Safehold, Inc. ....................... 1,352,595 21,668,572
Smartstop Self Storage REIT, Inc. .......... 1,280,779 40,318,923
251,340,143
Specialty Retail — 1.8%
1-800-Flowers.com, Inc. , Class A
(a)(b)
........ 535,551 1,895,850
Abercrombie & Fitch Co. , Class A
(a)(b)
........ 1,069,717 91,300,346
Academy Sports & Outdoors, Inc. .......... 1,562,537 85,689,529
Advance Auto Parts, Inc. ................ 1,414,497 84,176,716
American Eagle Outfitters, Inc. ............ 3,763,755 65,564,612
America's Car-Mart, Inc.
(a)(b)
.............. 171,136 2,089,571
Arhaus, Inc. , Class A .................. 1,202,944 8,901,786
Arko Corp. ......................... 1,690,115 11,154,759
Security
Shares
Shares Value
Specialty Retail (continued)
Asbury Automotive Group, Inc.
(a)(b)
.......... 458,468 $ 93,385,347
BARK, Inc.
(a)(b)
....................... 118,975 1,123,124
Barnes & Noble Education, Inc.
(a)(b)
......... 388,356 3,829,190
Bed Bath & Beyond, Inc.
(a)(b)
.............. 1,641,279 8,042,267
Boot Barn Holdings, Inc.
(a)(b)
.............. 723,755 124,087,795
Buckle, Inc. (The) .................... 746,476 41,511,530
Build-A-Bear Workshop, Inc. ............. 288,131 10,643,559
Caleres, Inc. ........................ 817,179 10,705,045
Camping World Holdings, Inc. , Class A ...... 1,427,915 11,694,624
Citi Trends, Inc.
(a)(b)
.................... 114,167 5,561,075
Designer Brands, Inc. , Class A ............ 806,660 6,049,950
Envela Corp.
(a)(b)
..................... 124,707 2,196,090
EVgo, Inc. , Class A
(a)(b)
................. 3,123,781 6,559,940
Genesco, Inc.
(a)(b)
..................... 236,598 8,396,863
Group 1 Automotive, Inc.
(a)
............... 276,797 98,780,545
Haverty Furniture Cos., Inc. .............. 316,943 7,017,118
J Jill, Inc. .......................... 174,667 2,225,258
Lands' End, Inc.
(a)(b)
................... 214,426 2,420,870
MarineMax, Inc.
(a)(b)
................... 456,567 13,121,736
Monro, Inc. ......................... 688,448 12,089,147
National Vision Holdings, Inc.
(a)(b)
.......... 1,833,757 42,579,838
OneWater Marine, Inc. , Class A
(a)(b)
......... 249,581 2,343,566
Outdoor Holding Co.
(a)(b)
................ 2,385,226 4,842,009
Petco Health & Wellness Co., Inc. , Class A
(a)(b)
. 2,037,257 5,785,810
RealReal, Inc. (The)
(a)(b)
................. 2,522,225 29,989,255
Revolve Group, Inc. , Class A
(a)(b)
........... 957,153 24,359,544
Sally Beauty Holdings, Inc.
(a)(b)
............ 2,352,851 33,363,427
Shoe Carnival, Inc. .................... 433,972 8,037,161
Signet Jewelers Ltd.
(a)
.................. 932,500 83,020,475
Sleep Number Corp.
(a)(b)
................ 436,385 1,313,519
Sonic Automotive, Inc. , Class A ........... 353,874 27,867,577
Stitch Fix, Inc. , Class A
(a)(b)
............... 2,651,801 9,652,556
ThredUp, Inc. , Class A
(a)(b)
............... 2,362,125 10,133,516
Tile Shop Holdings, Inc.
(b)
............... 224 650
Torrid Holdings, Inc.
(a)(b)
................. 739,038 1,271,145
Upbound Group, Inc. .................. 1,240,699 24,516,212
Urban Outfitters, Inc.
(a)(b)
................ 1,539,446 108,284,632
Victoria's Secret & Co.
(a)(b)
............... 1,634,398 84,710,848
Warby Parker, Inc. , Class A
(a)(b)
............ 2,331,856 51,580,655
Winmark Corp. ...................... 69,241 26,345,508
Zumiez, Inc.
(b)
....................... 317,136 7,792,031
1,408,004,176
Technology Hardware, Storage & Peripherals — 0.7%
Corsair Gaming, Inc.
(a)(b)
................ 1,157,322 7,858,216
CPI Card Group, Inc.
(a)(b)
................ 179,840 3,184,966
Diebold Nixdorf, Inc.
(a)(b)
................. 582,654 44,753,654
Eastman Kodak Co.
(a)(b)
................. 1,505,256 20,065,063
GPGI, Inc. , Class A
(a)
.................. 4,188,282 64,625,191
Immersion Corp. ..................... 682,441 4,183,363
IonQ, Inc.
(a)(b)
........................ 8,127,234 366,700,798
Quantum Computing, Inc.
(a)(b)
............. 4,772,421 43,047,237
Turtle Beach Corp.
(a)(b)
.................. 401,526 4,625,580
Xerox Holdings Corp. .................. 3,060,031 6,885,070
565,929,138
Textiles, Apparel & Luxury Goods — 0.5%
Capri Holdings Ltd.
(a)(b)
................. 2,760,688 53,861,023
Carter's, Inc. ........................ 838,112 30,272,605
Ermenegildo Zegna NV ................. 1,476,314 17,892,926
Figs, Inc. , Class A
(a)(b)
.................. 2,098,075 31,387,202
G-III Apparel Group Ltd. ................ 861,402 26,867,128
Kontoor Brands, Inc. ................... 1,297,851 95,210,349
Lakeland Industries, Inc.
(a)
............... 179,301 1,823,491
Movado Group, Inc. ................... 366,132 9,973,436

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
Russell 2000 ETF
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Textiles, Apparel & Luxury Goods (continued)
Oxford Industries, Inc. ................. 339,738 $ 14,554,376
Rocky Brands, Inc. .................... 166,819 6,117,253
Steven Madden Ltd. ................... 1,693,320 63,601,099
Superior Group of Cos., Inc. ............. 261,513 2,949,867
Wolverine World Wide, Inc. .............. 1,918,651 32,655,440
387,166,195
Tobacco — 0.1%
Ispire Technology, Inc.
(a)(b)
............... 431,404 595,338
Turning Point Brands, Inc. ............... 429,508 34,652,705
Universal Corp. ...................... 567,412 30,401,935
65,649,978
Trading Companies & Distributors — 1.0%
Alta Equipment Group, Inc. , Class A ........ 480,239 3,721,852
BlueLinx Holdings, Inc.
(a)(b)
............... 181,244 9,598,682
Boise Cascade Co. ................... 880,006 69,758,076
Custom Truck One Source, Inc.
(b)
.......... 1,440,999 14,193,840
Distribution Solutions Group, Inc.
(a)(b)
........ 226,362 6,125,356
DNOW, Inc.
(a)(b)
...................... 4,361,176 58,832,264
DXP Enterprises, Inc.
(b)
................. 307,676 52,535,677
EVI Industries, Inc. .................... 145,792 2,707,358
GATX Corp. ........................ 844,909 165,534,571
Global Industrial Co. ................... 335,722 11,115,755
Herc Holdings, Inc. .................... 768,322 97,515,428
Hudson Technologies, Inc.
(a)(b)
............ 919,992 5,759,150
Karat Packaging, Inc. .................. 194,419 5,577,881
McGrath RentCorp .................... 576,658 63,749,542
NPK International, Inc.
(a)(b)
............... 1,927,648 31,517,045
Rush Enterprises, Inc. , Class A ........... 1,437,988 106,454,252
Rush Enterprises, Inc. , Class B ........... 208,055 15,158,887
Titan Machinery, Inc.
(a)(b)
................ 507,225 10,606,075
Transcat, Inc.
(a)(b)
..................... 214,349 16,311,959
Willis Lease Finance Corp. .............. 66,655 12,941,068
Xometry, Inc. , Class A
(a)(b)
............... 1,041,341 53,389,553
813,104,271
Transportation Infrastructure — 0.0%
Sky Harbour Group Corp. , Class A
(a)(b)
....... 467,384 4,940,249
Water Utilities — 0.3%
American States Water Co. .............. 909,139 68,449,075
Cadiz, Inc.
(a)(b)
....................... 1,348,766 5,840,157
California Water Service Group ........... 1,407,820 59,466,317
Consolidated Water Co. Ltd. ............. 359,736 11,529,539
Global Water Resources, Inc. ............. 253,084 1,799,427
H2O America ....................... 784,320 44,070,941
Middlesex Water Co. .................. 424,405 21,593,726
Pure Cycle Corp.
(a)(b)
................... 461,964 5,331,065
York Water Co. (The) .................. 314,849 9,136,918
227,217,165
Wireless Telecommunication Services — 0.2%
Gogo, Inc.
(a)(b)
....................... 1,850,829 7,736,465
Spok Holdings, Inc. ................... 434,687 4,646,804
Telephone & Data Systems, Inc.
(a)
.......... 2,340,940 105,482,757
117,866,026
Total Common Stocks — 99.5%
(Cost: $94,418,474,692) ............................ 77,132,170,279
Security
Shares
Shares Value
Rights
Biotechnology — 0.0%
(b)
Akero Therapeutics, Inc., CVR
(d)
.......... 1,731,179 $ 1,142,578
Arcellx, Inc., CVR .................... 936,941 65,586
Contra Aduro Biotech I, CVR
(a)(d)
.......... 272,340 138,894
Contra Chinook Therape, CVR
(a)(d)
......... 1,316,575 223,818
Oncternal Therapeutics, Inc., CVR
(a)(d)
....... 13,273 —
Sanofi Aatd, Inc., CVR
(d)
................ 794,436 1,326,708
2,897,584
Total Rights — 0.0%
(Cost: $1,666,871) ............................... 2,897,584
Total Long-Term Investments — 99.5%
(Cost: $94,420,141,563) ............................ 77,135,067,863
Short-Term Securities
Money Market Funds — 15.6%
(e)(f)
BlackRock Cash Funds: Institutional, SL Agency
Shares, 3.83% .................... 11,798,740,224 11,802,279,846
BlackRock Cash Funds: Treasury, SL Agency
Shares, 3.61% .................... 274,860,297 274,860,297
Total Short-Term Securities — 15.6%
(Cost: $12,074,135,118) ............................ 12,077,140,143
Total Investments — 115.1%
(Cost: $106,494,276,681 ) ........................... 89,212,208,006
Liabilities in Excess of Other Assets — (15.1)% ............ (11,680,961,916)
Net Assets — 100.0% ...............................
$ 77,531,246,090
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Affiliate of the Fund.
(f)
Annualized 7-day yield as of period end.

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
Russell 2000 ETF
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Russell 2000 E-Mini Index .................................................... 2,532 06/18/26 $ 355,467 $ 19,156,146
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 77,132,170,265 $ — $ 14 $ 77,132,170,279
Rights ................................................ — 65,586 2,831,998 2,897,584
Short-Term Securities
Money Market Funds ...................................... 12,077,140,143 — — 12,077,140,143
$ 89,209,310,408 $ 65,586 $ 2,832,012 $ 89,212,208,006
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 19,156,146 $ — $ — $ 19,156,146
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Statements of Assets and Liabilities
(unaudited)
April 30, 2026
iShares Core
S&P 500 ETF
iShares Russell
2000 ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
........................................................................ $ 796,541,118,867 $ 77,135,067,863
Investments, at value — affiliated
(c)
........................................................................... 3,994,604,038 12,077,140,143
Cash .............................................................................................. 23,633 1,578,529
Cash pledged:
Futures contracts ..................................................................................... 91,368,000 31,143,000
Receivables: – –
Investment s sold ..................................................................................... — 36,412,024
Securities lending income — affiliated ....................................................................... 305,549 4,243,652
Capital shares sold .................................................................................... 8,856,822 70,095,431
Dividends — unaffiliated ................................................................................ 323,512,041 30,437,987
Dividends — affiliated .................................................................................. 4,040,947 343,291
Variation margin on futures contracts ........................................................................ 12,960,374 7,663,434
Total a ssets ..........................................................................................
800,976,790,271 89,394,125,354
LIABILITIES
Collateral on securities loaned .............................................................................. 1,134,879,592 11,801,459,749
Payables: – –
Investments purchased ................................................................................. 8,888,870 7,116,313
Capital shares redeemed ................................................................................ 2,460,228 42,868,280
Investment advisory fees ................................................................................ 18,751,942 11,434,922
Total li abilities .........................................................................................
1,164,980,632 11,862,879,264
Commitments and contingent liabilities — —
NET ASSETS .........................................................................................
$ 799,811,809,639 $ 77,531,246,090
NET ASSETS CONSIST OF:
Paid-in capital ......................................................................................... $ 735,179,527,975 $ 117,940,022,742
Accumulated earnings (loss) ............................................................................... 64,632,281,664 (40,408,776,652)
NET ASSETS .........................................................................................
$ 799,811,809,639 $ 77,531,246,090
NET ASSET VALUE
Shares outstanding .....................................................................................
1,107,950,000 278,750,000
Net asset value ........................................................................................
$ 721.88 $ 278.14
Shares authorized ......................................................................................
Unlimited Unlimited
Par value ............................................................................................
None None
(a)
  Investments, at cost — unaffiliated ................................................................... $ 722,677,760,818 $ 94,420,141,563
(b)
  Securities loaned, at value ........................................................................ $ 1,125,272,855 $ 11,854,159,672
(c)
  Investments, at cost — affiliated ..................................................................... $ 3,912,190,523 $ 12,074,135,118

Glossary of Terms Used in these Financial Statements
Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
CVR Contingent Value Rights
MSCI Morgan Stanley Capital International
Nasdaq National Association of Securities Dealers Automated Quotations
NVS Non-Voting Shares
REIT Real Estate Investment Trust

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Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Cboe Global Indices, LLC, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above
©2026 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

April 30, 2026

2026 Semi-Annual Financial Statements and Additional Information (Unaudited)

iShares Trust
• iShares J.P. Morgan Broad USD Emerging Markets Bond ETF | BEMB | Cboe BZX Exchange
• iShares J.P. Morgan USD Emerging Markets Bond ETF | EMB | NASDAQ

2

Schedule of Investments (unaudited)
April 30, 2026
iShares® J.P. Morgan Broad USD Emerging Markets Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Angola — 0.5%
Azule Energy Finance PLC, 8.63%, 01/22/33(a)	$200	$206,910
Argentina — 0.4%
YPF SA, 9.00%, 06/30/29(a)(b)(c)	150	154,736
Brazil — 2.0%
Aegea Finance SARL, 7.63%, 01/20/36(a)	200	145,000
Banco do Brasil SA, 6.25%, 04/18/30(a)	200	205,324
Petrobras Global Finance BV, 6.85%, 06/05/2115	100	94,900
Samarco Mineracao SA, 9.50%, 06/30/31, (4.00% Cash + 5.00% PIK)(a)(d)	122	121,989
Suzano Austria GmbH, 5.00%, 01/15/30	200	198,700
Vale Overseas Ltd., 6.40%, 06/28/54	100	102,375
		868,288
Chile — 2.0%
Colbun SA, 3.15%, 03/06/30(a)	200	186,870
Corp. Nacional del Cobre de Chile
3.15%, 01/14/30(a)	200	188,562
4.50%, 08/01/47(a)	200	161,100
Enel Chile SA, 4.88%, 06/12/28	100	100,910
Inversiones CMPC SA, 6.13%, 02/26/34(a)	200	202,220
		839,662
China — 4.6%
Alibaba Group Holding Ltd., 4.50%, 11/28/34	200	195,546
Amipeace Ltd., 2.25%, 10/22/30(a)	200	183,687
BOC Aviation Ltd., 3.50%, 09/18/27(a)	200	197,786
China Cinda 2020 I Management Ltd., 3.13%, 03/18/30(a)	200	188,868
China Construction Bank Corp./Hong Kong, 4.20%, 07/16/27, (1-day SOFR Index + 0.55%)(a)(c)	200	200,050
CNOOC Finance 2013 Ltd., 2.88%, 09/30/29	200	190,656
Industrial & Commercial Bank of China Ltd., 3.20%, (5-year CMT + 2.37%)(a)(c)(e)	200	199,080
Prosus NV, 4.19%, 01/19/32(a)	300	286,681
Sinopec Group Overseas Development 2018 Ltd., 2.70%, 05/13/30(a)	200	189,614
Tencent Holdings Ltd., 3.84%, 04/22/51(a)	200	153,416
		1,985,384
Colombia — 0.9%
Ecopetrol SA
4.63%, 11/02/31	100	89,860
5.88%, 05/28/45	100	76,865
6.88%, 04/29/30	100	100,500
8.88%, 01/13/33	100	107,370
		374,595
Guatemala — 0.9%
CT Trust, 5.13%, 02/03/32(a)	200	191,836
Millicom International Cellular SA, 4.50%, 04/27/31(a)	200	186,840
		378,676
Hong Kong — 1.5%
AIA Group Ltd., 3.20%, 09/16/40(a)	200	154,212
Melco Resorts Finance Ltd., 7.63%, 04/17/32(a)	200	205,864
MTR Corp. Ltd., 4.88%, 04/01/35(a)	200	206,196
Prudential Funding Asia PLC, 3.13%, 04/14/30	50	47,665
Seaspan Corp., 5.50%, 08/01/29(a)	50	48,035
		661,972
Security	Par (000)	Value
Hungary — 0.5%
OTP Bank Nyrt, 7.30%, 07/30/35, (5-year CMT + 2.86%)(a)(c)	$200	$210,098
India — 2.4%
Adani Ports & Special Economic Zone Ltd., 4.38%, 07/03/29(a)	200	194,500
Power Finance Corp. Ltd., 3.95%, 04/23/30(a)	200	193,800
Reliance Industries Ltd., 2.88%, 01/12/32(a)	250	225,597
State Bank of India/London, 4.88%, 05/05/28(a)	200	201,048
Vedanta Resources Finance II PLC, 11.25%, 12/03/31(a)	200	219,250
		1,034,195
Indonesia — 1.1%
Minejesa Capital BV, 4.63%, 08/10/30(a)	130	128,424
Pertamina Persero PT, 5.63%, 05/20/43(a)	200	188,750
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, 4.00%, 06/30/50(a)	200	139,522
		456,696
Israel — 1.4%
Energian Israel Finance Ltd., 5.88%, 03/30/31(f)	50	47,687
Israel Electric Corp. Ltd., 3.75%, 02/22/32(f)	200	185,122
Leviathan Bond Ltd., 6.50%, 06/30/27(a)(f)	100	100,500
Teva Pharmaceutical Finance Netherlands III BV
4.10%, 10/01/46	100	77,050
5.13%, 05/09/29	200	200,782
		611,141
Kazakhstan — 0.4%
KazMunayGas National Co. JSC, 3.50%, 04/14/33(a)	200	181,875
Kuwait — 0.9%
MEGlobal BV, 2.63%, 04/28/28(a)	200	189,600
NBK SPC Ltd., 5.50%, 06/06/30, (1-day SOFR + 1.16%)(a)(c)	200	204,313
		393,913
Luxembourg — 0.3%
Altice Financing SA, 5.00%, 01/15/28(a)	200	147,168
Macau — 0.9%
Sands China Ltd., 5.40%, 08/08/28	200	202,125
Wynn Macau Ltd., 5.63%, 08/26/28(a)	200	198,828
		400,953
Malaysia — 1.5%
Axiata SPV5 Labuan Ltd., 3.06%, 08/19/50(a)	200	137,156
Petronas Capital Ltd.
2.48%, 01/28/32(a)	200	179,820
3.40%, 04/28/61(a)	200	133,381
4.55%, 04/21/50(a)	200	172,980
		623,337
Mexico — 3.0%
America Movil SAB de CV, 4.70%, 07/21/32	200	198,398
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico/TX, 5.13%, 01/18/33, (5-year CMT + 2.65%)(a)(c)	200	196,800
Cemex SAB de CV, 3.88%, 07/11/31(a)	200	188,875
Coca-Cola Femsa SAB de CV, 1.85%, 09/01/32	150	125,531
Grupo Televisa SAB, 6.63%, 01/15/40	50	43,438
Petroleos Mexicanos
6.70%, 02/16/32	100	100,350
6.75%, 09/21/47	200	168,500
7.69%, 01/23/50	100	91,850
8.75%, 06/02/29	100	107,100
3
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® J.P. Morgan Broad USD Emerging Markets Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mexico (continued)
Southern Copper Corp., 6.75%, 04/16/40	$50	$55,705
		1,276,547
Morocco — 0.5%
OCP SA, 6.88%, 04/25/44(a)	200	202,502
Peru — 0.8%
Consorcio Transmantaro SA, 4.70%, 04/16/34(a)	200	194,702
Petroleos del Peru SA, 4.75%, 06/19/32(a)	200	163,000
		357,702
Philippines — 0.5%
San Miguel Global Power Holdings Corp., 8.75%, (5-year CMT + 7.73%)(a)(c)(e)	200	202,784
Qatar — 1.4%
Ooredoo International Finance Ltd., 4.50%, 01/31/43(a)	200	179,850
QIB Sukuk Ltd., 4.80%, 06/12/30(a)	200	200,452
QNB Finance Ltd., 4.86%, 04/02/29, (1-day SOFR + 1.20%)(c)	200	200,420
		580,722
Saudi Arabia — 2.7%
Gaci First Investment Co.
5.00%, 01/29/29(a)	200	201,000
5.25%, 10/13/32(a)	200	201,846
Greensaif Pipelines Bidco SARL, 6.10%, 08/23/42(a)	200	204,378
SA Global Sukuk Ltd., 2.69%, 06/17/31(a)	200	179,600
Saudi Arabian Oil Co., 4.38%, 04/16/49(a)	200	159,374
Saudi Electricity Sukuk Programme Co., 5.19%, 02/13/34(a)	200	200,658
		1,146,856
Singapore — 1.4%
Oversea-Chinese Banking Corp. Ltd., 4.55%, 09/08/35, (5-year CMT + 0.80%)(a)(c)	200	197,802
SingTel Group Treasury Pte. Ltd., 2.38%, 08/28/29(a)	200	188,352
United Overseas Bank Ltd., 2.00%, 10/14/31, (5-year CMT + 1.23%)(a)(c)	200	197,704
		583,858
South Africa — 0.9%
Anglo American Capital PLC, 2.88%, 03/17/31(a)	200	182,624
Sasol Financing USA LLC, 5.50%, 03/18/31	200	187,850
		370,474
South Korea — 1.9%
LG Energy Solution Ltd., 5.50%, 07/02/34(a)	200	199,076
Shinhan Bank Co. Ltd., 5.75%, 04/15/34(a)	200	206,686
SK Hynix, Inc., 6.38%, 01/17/28(a)	200	206,524
Woori Bank, 4.88%, 01/26/28(a)	200	202,228
		814,514
Taiwan — 1.3%
Nanshan Life Pte. Ltd., 5.88%, 03/17/41, (5-year CMT + 1.85%)(a)(c)	200	196,332
TSMC Arizona Corp., 3.13%, 10/25/41	200	162,592
TSMC Global Ltd., 2.25%, 04/23/31(a)	200	180,829
		539,753
Thailand — 0.9%
Bangkok Bank PCL/Hong Kong, 3.73%, 09/25/34, (5-year CMT + 1.90%)(a)(c)	200	190,036
Kasikornbank PCL, 3.34%, 10/02/31, (5-year CMT + 1.70%)(a)(c)	200	198,318
		388,354
Security	Par (000)	Value
Turkey — 1.0%
Turkiye Vakiflar Bankasi TAO, 8.99%, 10/05/34, (5-year CMT + 4.67%)(a)(c)	$200	$207,915
Yapi ve Kredi Bankasi A/S, 9.25%, 01/17/34, (5-year CMT + 5.28%)(a)(c)	200	208,896
		416,811
United Arab Emirates — 2.2%
Abu Dhabi National Energy Co. PJSC, 6.50%, 10/27/36(a)	100	109,812
DIB Sukuk Ltd., 4.80%, 08/16/28(a)	200	200,375
DP World Ltd./United Arab Emirates, 6.85%, 07/02/37(a)	100	107,688
Emirates NBD Bank PJSC, 5.88%, 10/11/28(a)	200	205,222
First Abu Dhabi Bank PJSC, 4.41%, 02/11/31, (1-day SOFR + 0.75%)(a)(c)	200	196,500
Galaxy Pipeline Assets Bidco Ltd., 2.16%, 03/31/34(a)	132	118,212
		937,809
United Kingdom — 2.1%
CK Hutchison International 19 II Ltd., 2.75%, 09/06/29(a)	300	284,436
Standard Chartered PLC
4.64%, 04/01/31, (1-year CMT + 3.85%)(a)(c)	200	198,630
6.30%, 01/09/29, (1-year CMT + 2.45%)(a)(c)	200	205,612
7.63%, (5-year CMT + 3.02%)(a)(c)(e)	200	209,750
		898,428
United States — 0.6%
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings, 6.38%, 04/15/66	100	96,101
JBS USA Holding Lux SARL/JBS USA Foods Group Holdings, Inc./JBS USA Food Co., 5.75%, 04/01/33	87	89,515
Las Vegas Sands Corp., 3.90%, 08/08/29	100	96,486
		282,102
Zambia — 0.5%
First Quantum Minerals Ltd., 7.25%, 02/15/34(a)	200	206,188
Total Corporate Bonds & Notes — 43.9% (Cost: $18,299,929)		18,735,003
Foreign Government Obligations(g)
Angola — 0.7%
Angolan Government International Bonds, 8.75%, 04/14/32(a)	300	311,913
Argentina — 2.1%
Argentine Republic Government International Bonds
1.00%, 07/09/29(h)	35	31,255
1.75%, 07/09/30(b)(h)	238	205,049
4.38%, 07/09/46(b)	46	32,753
4.75%, 07/09/35(b)	420	313,320
4.88%, 07/09/41(b)	220	151,690
5.00%, 01/09/38(b)	225	174,713
		908,780
Bahrain — 1.8%
Bahrain Government International Bonds
5.63%, 09/30/31(a)	200	190,400
5.63%, 05/18/34(a)	200	183,000
7.38%, 05/14/30(a)	200	204,784
CBB International Sukuk Programme Co. WLL, 6.25%, 10/18/30(a)	200	199,150
		777,334
Schedule of Investments
4

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® J.P. Morgan Broad USD Emerging Markets Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Brazil — 1.3%
Brazilian Government International Bonds
3.88%, 06/12/30	$200	$191,650
5.63%, 01/07/41	100	92,900
5.63%, 02/21/47	200	170,200
8.25%, 01/20/34	100	114,966
		569,716
Chile — 1.2%
Chile Government International Bonds
2.45%, 01/31/31	200	182,400
4.00%, 01/31/52	200	157,060
4.34%, 03/07/42	200	176,900
		516,360
China — 0.4%
China Government International Bonds, 1.75%, 10/26/31(a)	200	180,944
Colombia — 1.7%
Colombia Government International Bonds
4.50%, 03/15/29	200	193,890
5.00%, 06/15/45	200	152,850
6.13%, 01/18/41(h)	200	180,650
7.50%, 02/02/34	200	209,060
		736,450
Costa Rica — 0.5%
Costa Rica Government International Bonds, 7.30%, 11/13/54(a)	200	225,363
Dominican Republic — 2.3%
Dominican Republic International Bonds
4.50%, 01/30/30(a)	150	144,600
4.88%, 09/23/32(a)	150	141,750
5.50%, 02/22/29(a)	200	200,180
6.40%, 06/05/49(a)	150	143,700
6.50%, 02/15/48(a)	150	145,050
6.85%, 01/27/45(a)	100	100,500
7.45%, 04/30/44(a)	100	107,090
		982,870
Ecuador — 1.3%
Ecuador Government International Bonds
5.50%, 07/31/40(a)(b)	120	100,260
6.90%, 07/31/35(a)(b)	242	224,168
8.75%, 01/29/34(a)	200	204,091
		528,519
Egypt — 1.8%
Egypt Government International Bonds
7.30%, 09/30/33(a)	200	193,374
7.60%, 03/01/29(a)	200	204,276
7.63%, 05/29/32(a)	200	199,032
8.88%, 05/29/50(a)	200	186,966
		783,648
El Salvador — 0.4%
El Salvador Government International Bonds, 9.25%, 04/17/30(a)	150	160,725
Ghana — 0.7%
Ghana Government International Bonds
6.00%, 07/03/29(a)(b)	129	125,598
6.00%, 07/03/35(a)(b)	180	164,230
		289,828
Security	Par (000)	Value
Hungary — 1.8%
Hungary Government International Bonds
5.25%, 06/16/29(a)	$300	$304,688
5.50%, 06/16/34(a)	200	202,690
6.75%, 09/25/52(a)	200	215,626
7.63%, 03/29/41	40	46,925
		769,929
India — 0.5%
Export-Import Bank of India, 3.25%, 01/15/30(a)	200	190,288
Indonesia — 2.2%
Indonesia Government International Bonds
3.70%, 10/30/49	200	145,548
3.85%, 10/15/30	200	194,266
4.55%, 01/11/28	200	201,072
4.85%, 01/11/33	200	198,750
Perusahaan Penerbit SBSN Indonesia III, 5.20%, 07/02/34(a)	200	200,400
		940,036
Ivory Coast — 0.5%
Ivory Coast Government International Bonds, 8.25%, 01/30/37(a)	200	214,568
Jamaica — 0.6%
Jamaica Government International Bonds, 8.00%, 03/15/39	200	241,278
Jordan — 0.5%
Jordan Government International Bonds, 5.85%, 07/07/30(a)	200	199,346
Kazakhstan — 0.5%
Kazakhstan Government International Bonds, 6.50%, 07/21/45(a)	200	217,860
Kenya — 0.5%
Republic of Kenya Government International Bonds, 9.50%, 03/05/36(a)	200	200,460
Lebanon — 0.2%
Lebanon Government International Bonds
6.60%, 11/27/26(a)(i)(j)	200	50,700
6.65%, 02/26/30(a)(i)(j)	150	38,325
		89,025
Mexico — 1.8%
Mexico Government International Bonds
4.28%, 08/14/41	200	158,200
5.00%, 04/27/51	200	158,225
5.55%, 01/21/45	50	45,550
6.00%, 05/07/36	200	200,800
6.35%, 02/09/35	200	206,000
		768,775
Morocco — 0.5%
Morocco Government International Bonds, 6.50%, 09/08/33(a)	200	213,764
Nigeria — 1.5%
Nigeria Government International Bonds
7.70%, 02/23/38(a)	200	204,300
8.25%, 09/28/51(a)	200	202,628
8.75%, 01/21/31(a)	200	216,700
		623,628
5
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® J.P. Morgan Broad USD Emerging Markets Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oman — 1.7%
Oman Government International Bonds
5.63%, 01/17/28(a)	$300	$304,503
6.00%, 08/01/29(a)	200	207,672
6.75%, 01/17/48(a)	200	217,944
		730,119
Pakistan — 0.5%
Pakistan Global Sukuk Programme Co. Ltd. (The), 7.95%, 01/31/29(a)	200	203,600
Panama — 2.3%
Panama Government International Bonds
2.25%, 09/29/32	300	253,537
3.16%, 01/23/30	200	189,400
3.87%, 07/23/60	200	138,350
4.50%, 04/16/50	200	160,500
8.00%, 03/01/38	200	238,200
		979,987
Paraguay — 0.4%
Paraguay Government International Bonds, 5.40%, 03/30/50(a)	200	181,300
Peru — 1.8%
Peruvian Government International Bonds
2.78%, 01/23/31	200	183,850
3.00%, 01/15/34	100	86,400
3.30%, 03/11/41	50	38,350
3.55%, 03/10/51	50	34,687
3.60%, 01/15/72	100	62,650
5.38%, 02/08/35	150	151,500
5.63%, 11/18/50(h)	200	193,000
		750,437
Philippines — 2.3%
Philippine Government International Bonds
1.65%, 06/10/31	200	174,000
3.00%, 02/01/28	200	195,458
3.20%, 07/06/46	200	138,000
3.75%, 01/14/29	200	197,550
3.95%, 01/20/40	200	169,500
6.38%, 10/23/34	100	108,500
		983,008
Poland — 2.5%
Bank Gospodarstwa Krajowego, 5.75%, 07/09/34(a)	200	207,318
Republic of Poland Government International Bonds
4.63%, 03/18/29	100	101,390
4.88%, 02/12/30	100	102,286
4.88%, 10/04/33	100	100,250
5.13%, 09/18/34	100	100,800
5.50%, 11/16/27	70	71,283
5.50%, 04/04/53	130	121,208
5.50%, 03/18/54	200	186,105
5.75%, 11/16/32	70	74,080
		1,064,720
Romania — 2.1%
Romanian Government International Bonds
3.00%, 02/14/31(a)	100	89,529
3.63%, 03/27/32(a)	100	89,625
4.00%, 02/14/51(a)	100	66,025
5.25%, 11/25/27(a)	150	150,352
5.75%, 03/24/35(a)	100	96,100
5.88%, 01/30/29(a)	100	101,564
Security	Par (000)	Value
Romania (continued)
6.13%, 01/22/44(a)	$100	$93,000
6.38%, 01/30/34(a)	100	100,900
7.63%, 01/17/53(a)	100	106,550
		893,645
Saudi Arabia — 2.6%
Saudi Government International Bonds
3.63%, 03/04/28(a)	200	196,688
3.75%, 01/21/55(a)	200	138,050
4.38%, 04/16/29(a)	200	198,812
5.00%, 04/17/49(a)	200	174,703
5.38%, 01/13/31(a)	200	204,775
5.50%, 10/25/32(a)	200	206,694
		1,119,722
Senegal — 0.3%
Senegal Government International Bonds, 6.25%, 05/23/33(a)	200	112,200
Serbia — 0.5%
Serbia International Bonds, 6.00%, 06/12/34(a)	200	205,100
South Africa — 1.2%
Republic of South Africa Government International Bonds
5.00%, 10/12/46	200	149,000
5.75%, 09/30/49	200	161,600
5.88%, 04/20/32	200	202,850
		513,450
South Korea — 0.9%
Korea Gas Corp., 3.88%, 07/13/27(a)	200	199,110
Korea Hydro & Nuclear Power Co. Ltd., 4.45%, 07/30/30	200	200,940
		400,050
Sri Lanka — 0.5%
Sri Lanka Government International Bonds
3.35%, 01/15/30(a)(b)	42	39,458
3.60%, 03/15/33(a)(b)	81	72,423
3.85%, 02/15/38(a)(b)	76	71,826
5.10%, 06/15/35(a)(b)	55	42,258
		225,965
Supranational — 0.5%
Africa Finance Corp., 3.75%, 10/30/29(a)	200	191,154
Turkey — 2.6%
Hazine Mustesarligi Varlik Kiralama A/S, 8.51%, 01/14/29(a)	200	213,250
Turkiye Government International Bonds
5.75%, 05/11/47	200	155,500
6.88%, 03/17/36	100	98,000
7.63%, 05/15/34	200	208,125
9.38%, 01/19/33	200	226,500
9.88%, 01/15/28	200	213,900
		1,115,275
Ukraine — 0.9%
Ukraine Government International Bonds
3.00%, 02/01/34(a)(b)	64	30,198
3.00%, 02/01/35(a)(b)	54	27,578
3.00%, 02/01/36(a)(b)	45	22,913
4.00%, 02/01/32(a)(b)	60	45,810
4.50%, 02/01/29(a)(b)	22	16,766
4.50%, 02/01/34(a)(b)	107	65,301
Schedule of Investments
6

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® J.P. Morgan Broad USD Emerging Markets Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Ukraine (continued)
6.00%, 02/01/35(a)(b)	$200	$120,011
6.00%, 02/01/36(a)(b)	86	50,381
		378,958
United Arab Emirates — 1.1%
Abu Dhabi Government International Bonds
1.88%, 09/15/31(a)	200	174,716
4.13%, 10/11/47(a)	200	161,375
Finance Department Government of Sharjah, 4.00%, 07/28/50(a)	200	126,500
		462,591
Uruguay — 1.2%
Oriental Republic of Uruguay, 5.25%, 09/10/60	85	78,161
Uruguay Government International Bonds
4.38%, 01/23/31	100	100,339
4.98%, 04/20/55	110	98,890
5.10%, 06/18/50	200	185,815
5.44%, 02/14/37	50	51,600
		514,805
Total Foreign Government Obligations — 53.2% (Cost: $21,228,454)		22,667,493
Total Long-Term Investments — 97.1% (Cost: $39,528,383)		41,402,496
	Shares
Short-Term Securities
Money Market Funds — 3.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.61%(k)(l)(m)	1,285,613	1,285,613
Total Short-Term Securities — 3.0% (Cost: $1,285,613)		1,285,613
Total Investments — 100.1% (Cost: $40,813,996)		42,688,109
Liabilities in Excess of Other Assets — (0.1)%		(53,150)
Net Assets — 100.0%		$42,634,959

(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(b)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(c)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(e)	Perpetual security with no stated maturity date.
(f)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(g)	U.S. dollar denominated security issued by foreign domiciled entity.
(h)	All or a portion of this security is on loan.
(i)	Issuer filed for bankruptcy and/or is in default.
(j)	Non-income producing security.
(k)	Affiliate of the Fund.
(l)	Annualized 7-day yield as of period end.
(m)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/26	Shares Held at 04/30/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$443,895	$841,718 (a)	$—	$—	$—	$1,285,613	1,285,613	$6,711 (b)	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

7
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® J.P. Morgan Broad USD Emerging Markets Bond ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$18,735,003	$—	$18,735,003
Foreign Government Obligations	—	22,667,493	—	22,667,493
Short-Term Securities
Money Market Funds	1,285,613	—	—	1,285,613
	$1,285,613	$41,402,496	$—	$42,688,109
See notes to financial statements.
Schedule of Investments
8

Schedule of Investments (unaudited)
April 30, 2026
iShares® J.P. Morgan USD Emerging Markets Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Bahrain — 0.1%
Bapco Energies Sukuk Ltd., 6.25%, 01/29/35(a)	$19,501	$19,006,650
Chile — 1.4%
Corp. Nacional del Cobre de Chile
3.00%, 09/30/29(a)	13,354	12,607,511
3.15%, 01/14/30(a)	12,100	11,408,001
3.63%, 08/01/27(a)	14,413	14,278,815
3.70%, 01/30/50(a)	32,167	22,275,647
4.38%, 02/05/49(a)	15,213	11,852,829
4.50%, 08/01/47(a)	15,012	12,092,166
5.53%, 01/30/37	11,450	11,291,418
5.95%, 01/08/34(a)	15,415	15,926,778
6.30%, 09/08/53(a)	17,195	17,558,330
6.33%, 01/13/35(a)	17,300	18,315,510
6.44%, 01/26/36(a)	17,595	18,795,155
6.78%, 01/13/55(a)	17,350	18,559,642
Empresa de Transporte de Pasajeros Metro SA, 4.70%, 05/07/50(a)	11,262	9,640,272
		194,602,074
China — 1.4%
China Huaneng Group Hong Kong Treasury Management Holding Ltd., 4.15%, (3-year CMT + 3.67%)(a)(b)(c)	17,993	18,033,664
CNAC HK Finbridge Co. Ltd.
3.00%, 09/22/30(a)	18,297	17,213,086
4.13%, 07/19/27(a)	18,010	17,941,202
5.13%, 03/14/28(a)	31,896	32,322,130
Sinopec Group Overseas Development 2012 Ltd., 4.88%, 05/17/42(a)	17,608	17,198,086
Sinopec Group Overseas Development 2018 Ltd.
2.30%, 01/08/31(a)	22,527	20,739,708
2.70%, 05/13/30(a)	27,316	25,897,480
2.95%, 11/12/29(a)	17,959	17,272,068
State Grid Overseas Investment BVI Ltd.
1.63%, 08/05/30(a)	20,509	18,498,913
3.50%, 05/04/27(a)	18,017	17,908,898
		203,025,235
Hong Kong — 0.3%
China Life Insurance Overseas Co. Ltd./Hong Kong, 5.35%, 08/15/33, (5-year CMT + 1.23%)(a)(c)	34,771	35,582,555
Indonesia — 0.7%
Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT, 5.45%, 05/15/30(a)	8,643	8,795,117
Pertamina Hulu Energi PT, 5.25%, 05/21/30(a)	8,800	8,879,816
Pertamina Persero PT
4.18%, 01/21/50(a)	8,813	6,724,848
5.63%, 05/20/43(a)	12,735	12,018,656
6.00%, 05/03/42(a)	10,665	10,526,355
6.45%, 05/30/44(a)	12,841	13,158,173
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
4.00%, 06/30/50(a)	8,461	5,902,478
4.13%, 05/15/27(a)	933	926,702
5.25%, 10/24/42(a)	8,525	7,615,809
5.45%, 05/21/28(a)	8,556	8,651,656
5.45%, 02/03/36(a)	8,475	8,252,107
Security	Par (000)	Value
Indonesia (continued)
6.15%, 05/21/48(a)	$9,042	$8,725,530
		100,177,247
Malaysia — 2.0%
Petronas Capital Ltd.
2.48%, 01/28/32(a)	25,563	22,983,693
3.40%, 04/28/61(a)	34,429	22,960,872
3.50%, 04/21/30(a)	45,840	44,321,779
4.50%, 03/18/45(a)	29,050	25,690,077
4.55%, 04/21/50(a)	54,599	47,222,675
4.80%, 04/21/60(a)	19,670	17,333,598
4.95%, 01/03/31(a)	32,440	33,179,957
5.34%, 04/03/35(a)	35,673	36,755,497
5.85%, 04/03/55(a)	31,742	32,785,836
		283,233,984
Mexico — 1.8%
Comision Federal de Electricidad
6.05%, 01/28/34	5,505	5,432,059
6.45%, 01/24/35(a)	5,700	5,773,017
Mexico City Airport Trust, 5.50%, 07/31/47(a)	11,232	9,771,840
Petroleos Mexicanos
5.95%, 01/28/31	22,912	22,425,120
6.35%, 02/12/48	10,076	8,161,560
6.38%, 01/23/45	7,148	5,930,047
6.50%, 01/23/29	6,783	6,915,269
6.50%, 06/02/41	9,441	8,336,403
6.63%, 06/15/35	16,121	15,586,911
6.70%, 02/16/32	40,955	41,098,342
6.75%, 09/21/47	33,967	28,617,197
6.84%, 01/23/30	13,688	13,941,228
6.95%, 01/28/60	23,364	19,403,802
7.69%, 01/23/50	49,333	45,312,360
8.75%, 06/02/29	11,451	12,263,776
10.00%, 02/07/33	11,566	13,566,918
		262,535,849
Oman — 0.1%
EDO Sukuk Ltd., 5.88%, 09/21/33(a)	19,815	20,876,688
Panama — 0.2%
Aeropuerto Internacional de Tocumen SA, 5.13%, 08/11/61(a)	20,302	16,591,810
Banco Nacional de Panama, 2.50%, 08/11/30(a)	15,470	13,907,530
		30,499,340
Peru — 0.3%
Petroleos del Peru SA
4.75%, 06/19/32(a)	16,884	13,760,460
5.63%, 06/19/47(a)	34,481	24,291,864
		38,052,324
Saudi Arabia — 1.4%
Gaci First Investment Co.
4.75%, 02/14/30(a)	10,959	10,858,068
4.88%, 02/14/35(a)	13,007	12,652,559
5.00%, 10/13/27(a)	7,254	7,287,550
5.00%, 01/29/29(a)	10,900	10,954,500
5.00%, 09/15/35(a)	12,850	12,580,150
5.13%, 02/14/53(a)	10,812	9,357,786
5.25%, 01/29/30(a)	14,846	15,031,649
5.25%, 10/13/32(a)	11,087	11,189,333
5.25%, 01/29/34(a)	11,100	11,102,775
5.38%, 01/29/54(a)	9,150	8,205,262
5.63%, 07/29/34(a)	10,500	10,781,505
9
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® J.P. Morgan USD Emerging Markets Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Saudi Arabia (continued)
SRC Sukuk Ltd.
4.38%, 04/02/29(a)	$8,550	$8,491,219
4.88%, 10/02/35(a)	5,400	5,255,658
5.00%, 02/27/28(a)	5,500	5,523,293
5.38%, 02/27/35(a)	5,500	5,575,680
Suci Second Investment Co.
4.38%, 09/10/27(a)	8,950	8,924,269
4.88%, 05/08/32(a)	8,250	8,193,322
5.13%, 01/28/36(a)	7,650	7,610,909
5.17%, 03/05/31(a)	12,200	12,282,350
6.00%, 10/25/28(a)	13,163	13,541,436
6.25%, 10/25/33(a)	7,850	8,389,059
		203,788,332
South Africa — 0.3%
Eskom Holdings, 6.35%, 08/10/28(a)	18,541	18,813,275
Transnet, 8.25%, 02/06/28(a)	18,571	19,320,711
		38,133,986
Turkey — 0.1%
TPAO Varlik Kiralama ASA, 6.30%, 03/04/31(a)	6,625	6,517,344
TVF Varlik Kiralama A/S, 6.95%, 01/23/30(a)	7,600	7,675,392
		14,192,736
United Arab Emirates — 0.8%
Abu Dhabi Crude Oil Pipeline LLC, 4.60%, 11/02/47(a)	7,587	6,709,753
Abu Dhabi Developmental Holding Co. PJSC
4.38%, 10/02/31(a)	5,700	5,557,500
4.50%, 05/06/30(a)	2,400	2,377,512
5.00%, 05/06/35(a)	2,250	2,216,953
5.25%, 10/02/54(a)	5,650	5,130,200
5.38%, 05/08/29(a)	6,000	6,121,980
5.50%, 05/08/34(a)	3,000	3,064,590
Adnoc Murban Rsc Ltd.
4.25%, 09/11/29(a)	4,300	4,254,313
4.50%, 09/11/34(a)	3,700	3,562,767
5.13%, 09/11/54(a)	3,700	3,274,500
Adnoc Murban Sukuk Ltd., 4.75%, 05/06/35(a)	8,200	8,057,525
DP World Crescent Ltd.
3.88%, 07/18/29(a)	2,958	2,827,848
4.85%, 09/26/28(a)	2,858	2,829,734
5.50%, 09/13/33(a)	4,350	4,359,784
5.50%, 05/08/35(a)	7,850	7,814,675
DP World Ltd./United Arab Emirates
5.63%, 09/25/48(a)	6,451	5,898,633
6.85%, 07/02/37(a)	5,780	6,224,337
MDGH GMTN RSC Ltd.
2.88%, 11/07/29(a)	1,940	1,826,995
2.88%, 05/21/30(a)	5,847	5,452,094
3.38%, 03/28/32(a)	2,210	2,043,410
3.40%, 06/07/51(a)	3,109	2,106,534
3.70%, 11/07/49(a)	8,629	6,244,376
3.95%, 05/21/50(a)	6,763	5,102,413
4.38%, 11/22/33(a)	2,484	2,381,858
5.50%, 04/28/33(a)	5,379	5,539,294
Mdgh Sukuk Ltd., 5.00%, 06/04/35(a)	2,500	2,482,813
MDGH Sukuk Ltd., 4.96%, 04/04/34(a)	5,550	5,532,656
		118,995,047
Total Corporate Bonds & Notes — 10.9% (Cost: $1,724,180,745)		1,562,702,047
Security	Par (000)	Value
Foreign Government Obligations(d)
Angola — 1.6%
Angolan Government International Bonds
8.00%, 11/26/29(a)	$34,711	$35,338,401
8.25%, 05/09/28(a)	24,779	25,402,687
8.75%, 04/14/32(a)	33,901	35,247,209
9.13%, 11/26/49(a)	24,914	23,767,956
9.24%, 01/15/31(a)	19,700	21,014,975
9.38%, 03/31/33(e)	29,500	31,201,560
9.38%, 05/08/48(a)	35,008	34,099,893
9.88%, 03/31/37(e)	19,800	21,037,500
		227,110,181
Argentina — 3.2%
Argentine Republic Government International Bonds
1.00%, 07/09/29	17,914	15,997,474
1.75%, 07/09/30(f)	118,971	102,671,621
4.38%, 07/09/46(f)	19,540	13,736,245
4.75%, 07/09/35(f)	211,383	157,691,978
4.88%, 07/09/41(f)	107,808	74,333,775
5.00%, 01/09/38(f)	117,290	91,075,350
		455,506,443
Azerbaijan — 0.1%
Republic of Azerbaijan International Bonds, 3.50%, 09/01/32(a)	19,959	18,764,254
Bahrain — 2.9%
Bahrain Government International Bonds
5.25%, 01/25/33(a)	19,732	18,014,231
5.45%, 09/16/32(a)	19,410	18,035,287
5.63%, 09/30/31(a)	20,025	19,063,800
5.63%, 05/18/34(a)	20,463	18,723,645
6.00%, 09/19/44(a)	24,666	20,626,942
6.63%, 10/06/37(a)	20,550	19,489,825
6.75%, 09/20/29(a)	25,244	25,323,014
7.00%, 10/12/28(a)	31,611	31,927,426
7.10%, 02/03/38(a)	25,625	24,984,375
7.38%, 05/14/30(a)	19,964	20,441,539
7.50%, 02/12/36(a)	19,646	20,168,191
7.75%, 04/18/35(a)	19,889	20,736,570
CBB International Sukuk Programme Co. WLL
3.88%, 05/18/29(a)	20,029	18,645,397
3.95%, 09/16/27(a)	19,185	18,636,309
5.87%, 02/06/34(a)	30,400	29,298,000
5.88%, 06/05/32(a)	24,463	23,698,531
6.00%, 02/12/31(a)	19,874	19,431,804
6.25%, 10/18/30(a)	20,046	19,960,804
6.25%, 07/07/33(a)	35,575	35,130,312
		422,336,002
Benin — 0.2%
Benin Government International Bonds, 7.96%, 02/13/38(a)	20,875	21,462,109
Brazil — 3.8%
Brazil Government International Bonds, 5.50%, 02/04/33	17,200	16,976,400
Brazilian Government International Bonds
3.75%, 09/12/31	16,878	15,629,028
3.88%, 06/12/30	40,279	38,597,352
4.50%, 05/30/29	22,270	22,158,650
4.63%, 01/13/28	32,813	32,813,000
Schedule of Investments
10

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® J.P. Morgan USD Emerging Markets Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Brazil (continued)
4.75%, 01/14/50	$38,692	$28,670,772
5.00%, 01/27/45	34,002	27,371,610
5.50%, 11/06/30	25,450	25,952,637
5.63%, 01/07/41	23,652	21,972,708
5.63%, 02/21/47	27,467	23,374,417
6.00%, 10/20/33	25,326	25,604,586
6.13%, 01/22/32	22,509	23,184,270
6.13%, 03/15/34	25,571	25,919,405
6.25%, 03/18/31	22,712	23,759,023
6.25%, 05/22/36	40,100	39,939,600
6.63%, 03/15/35	51,417	53,242,818
7.13%, 01/20/37	17,686	19,375,013
7.13%, 05/13/54	22,065	22,197,390
7.25%, 01/12/56	40,000	40,280,000
8.25%, 01/20/34	15,096	17,355,267
		544,373,946
Bulgaria — 0.2%
Bulgaria Government International Bonds, 5.00%, 03/05/37(a)	29,076	28,288,913
Chile — 2.0%
Chile Government International Bonds
2.45%, 01/31/31	18,517	16,887,504
2.55%, 01/27/32	18,161	16,199,612
2.55%, 07/27/33	26,281	22,680,503
3.10%, 05/07/41	31,542	24,161,172
3.10%, 01/22/61	23,833	14,710,919
3.24%, 02/06/28	21,154	20,794,382
3.25%, 09/21/71	11,898	7,416,023
3.50%, 01/31/34	17,914	16,355,482
3.50%, 01/25/50	27,727	20,046,621
3.50%, 04/15/53	18,067	12,768,852
3.86%, 06/21/47	12,079	9,500,134
4.00%, 01/31/52	12,288	9,649,766
4.34%, 03/07/42	24,037	21,260,727
4.85%, 01/22/29	20,775	21,045,075
4.95%, 01/05/36	19,405	19,389,672
5.33%, 01/05/54	17,631	16,859,883
5.65%, 01/13/37	18,993	19,885,671
		289,611,998
China — 1.6%
China Government International Bonds
1.20%, 10/21/30(a)	35,186	31,559,027
1.75%, 10/26/31(a)	18,532	16,766,271
2.13%, 12/03/29(a)	36,237	34,334,920
2.63%, 11/02/27(a)	16,216	15,929,301
3.50%, 10/19/28(a)	16,259	16,124,538
3.63%, 11/13/28(a)	35,550	35,387,892
3.75%, 11/13/30(a)	35,781	35,568,103
4.13%, 11/20/27(a)	21,197	21,334,993
Export-Import Bank of China.(The), 4.05%, 11/05/27, (1-day SOFR Index + 0.38%)(a)(c)	18,000	17,981,460
		224,986,505
Colombia — 3.2%
Colombia Government International Bonds
3.00%, 01/30/30	22,458	20,259,362
3.13%, 04/15/31	40,057	34,919,690
3.25%, 04/22/32	27,626	23,419,941
4.50%, 03/15/29	30,831	29,889,113
5.00%, 06/15/45	31,752	24,266,466
Security	Par (000)	Value
Colombia (continued)
5.20%, 05/15/49	$18,914	$14,440,839
5.38%, 01/21/29	28,150	27,985,322
5.63%, 02/26/44	34,408	28,446,814
6.13%, 01/21/31	20,400	20,415,300
6.13%, 01/18/41	34,515	31,175,674
6.50%, 01/21/33	20,100	20,014,575
7.38%, 04/25/30	29,300	30,699,075
7.38%, 09/18/37	24,895	25,586,459
7.50%, 02/02/34	30,512	31,894,194
7.75%, 11/07/36	27,378	28,876,945
8.00%, 04/20/33	25,112	27,045,624
8.00%, 11/14/35	20,447	22,154,324
8.38%, 11/07/54	21,883	23,909,366
		465,399,083
Costa Rica — 1.0%
Costa Rica Government International Bonds
6.13%, 02/19/31(a)	23,601	24,456,536
6.55%, 04/03/34(a)	29,693	31,853,166
7.00%, 04/04/44(a)	19,505	21,295,803
7.16%, 03/12/45(a)	25,602	28,199,323
7.30%, 11/13/54(a)	29,721	33,489,994
		139,294,822
Dominican Republic — 3.3%
Dominican Republic International Bonds
4.50%, 01/30/30(a)	33,464	32,259,296
4.88%, 09/23/32(a)	52,091	49,225,995
5.30%, 01/21/41(a)	24,878	21,992,152
5.50%, 02/22/29(a)	29,715	29,741,743
5.75%, 03/17/34(a)	21,150	20,663,550
5.88%, 10/28/35(a)	26,700	26,112,600
5.88%, 01/30/60(a)	53,776	46,731,344
6.00%, 07/19/28(a)	21,358	21,678,370
6.00%, 02/22/33(a)	29,519	29,519,000
6.15%, 05/17/38	25,450	24,788,300
6.40%, 06/05/49(a)	25,185	24,127,230
6.50%, 02/15/48(a)	17,048	16,485,416
6.85%, 01/27/45(a)	34,189	34,359,945
6.95%, 03/15/37(a)	33,393	34,862,292
7.05%, 02/03/31(a)	20,011	21,091,594
7.15%, 02/24/55(a)	16,969	17,715,636
7.45%, 04/30/44(a)	25,221	27,009,169
		478,363,632
Ecuador — 1.7%
Ecuador Government International Bonds
5.50%, 07/31/40(a)(f)	59,750	49,921,516
6.90%, 07/31/35(a)(f)	119,041	110,350,548
8.75%, 01/29/34(a)	43,450	44,338,848
9.25%, 01/29/39(a)	35,805	37,022,370
		241,633,282
Egypt — 2.8%
Egypt Government International Bonds
5.80%, 09/30/27(a)	21,754	21,613,469
5.88%, 02/16/31(a)	29,635	28,162,141
6.59%, 02/21/28(a)	24,479	24,564,554
7.05%, 01/15/32(a)	19,745	19,378,335
7.30%, 09/30/33(a)	22,150	21,416,171
7.50%, 02/16/61(a)	29,877	23,876,951
7.60%, 03/01/29(a)	34,989	35,737,065
7.63%, 05/29/32(a)	35,340	35,168,954
7.90%, 02/21/48(a)	29,935	25,761,612
11
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® J.P. Morgan USD Emerging Markets Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Egypt (continued)
8.50%, 01/31/47(a)	$50,154	$45,670,232
8.63%, 02/04/30(a)	24,762	26,127,748
8.70%, 03/01/49(a)	29,907	27,581,731
8.88%, 05/29/50(a)	39,994	37,387,591
9.45%, 02/04/33(a)	24,950	26,861,420
		399,307,974
El Salvador — 0.3%
El Salvador Government International Bonds
9.25%, 04/17/30(a)	19,464	20,855,676
9.65%, 11/21/54(a)	18,965	21,326,143
		42,181,819
Ghana — 0.9%
Ghana Government International Bonds
6.00%, 07/03/29(a)(f)	49,761	48,392,361
6.00%, 07/03/35(a)(f)	82,374	75,408,837
		123,801,198
Guatemala — 0.3%
Guatemala Government Bonds
6.13%, 06/01/50(a)	27,599	27,339,570
6.60%, 06/13/36(a)	19,018	20,326,676
		47,666,246
Hungary — 3.3%
Hungary Government International Bonds
2.13%, 09/22/31(a)	44,286	38,418,105
3.13%, 09/21/51(a)	39,203	24,421,705
5.25%, 06/16/29(a)	34,792	35,335,625
5.38%, 09/26/30(a)	29,625	30,276,898
5.50%, 06/16/34(a)	24,036	24,359,284
5.50%, 03/26/36(a)	46,793	46,828,095
6.00%, 09/26/35(a)	42,850	44,606,850
6.13%, 05/22/28(a)	43,680	44,924,880
6.25%, 09/22/32(a)	35,566	37,912,289
6.75%, 09/25/52(a)	24,387	26,292,356
6.75%, 09/23/55(a)	29,650	31,744,179
7.63%, 03/29/41	32,186	37,758,362
Magyar Export-Import Bank Zrt, 6.13%, 12/04/27(a)	23,469	23,903,177
MFB Magyar Fejlesztesi Bank Zrt, 6.50%, 06/29/28(a)	21,573	22,287,606
		469,069,411
India — 0.7%
Export-Import Bank of India
2.25%, 01/13/31(a)	19,420	17,372,744
3.25%, 01/15/30(a)	19,262	18,326,637
3.88%, 02/01/28(a)	19,258	19,059,835
5.50%, 01/18/33(a)	19,450	19,957,062
5.50%, 01/13/35(a)	19,562	19,980,431
		94,696,709
Indonesia — 3.6%
Indonesia Government International Bonds
1.85%, 03/12/31	10,402	9,114,753
2.15%, 07/28/31	10,804	9,548,035
2.85%, 02/14/30	11,354	10,644,943
3.05%, 03/12/51	18,027	11,469,679
3.50%, 01/11/28	10,755	10,645,299
3.55%, 03/31/32	9,356	8,775,928
3.70%, 10/30/49	9,137	6,649,360
3.85%, 07/18/27(a)	8,675	8,617,485
3.85%, 10/15/30	14,463	14,048,346
Security	Par (000)	Value
Indonesia (continued)
4.10%, 04/24/28	$8,535	$8,521,664
4.20%, 10/15/50	14,017	11,053,105
4.35%, 02/21/31	9,350	9,244,813
4.35%, 01/11/48	15,787	12,924,028
4.45%, 04/15/70	8,828	6,918,945
4.55%, 01/11/28	8,788	8,835,104
4.63%, 04/15/43(a)	13,433	11,955,370
4.65%, 09/20/32	12,820	12,709,363
4.75%, 02/11/29	12,200	12,335,420
4.75%, 09/10/34	10,500	10,263,750
4.75%, 07/18/47(a)	8,830	7,847,044
4.85%, 01/11/33	11,077	11,007,769
4.90%, 04/16/36	10,850	10,538,062
4.95%, 02/21/36	10,050	9,818,850
5.13%, 01/15/45(a)	17,860	16,788,400
5.25%, 01/17/42(a)	20,059	19,457,230
5.25%, 01/08/47(a)	12,964	12,328,245
5.35%, 02/11/49	8,693	8,313,116
5.60%, 01/15/35	9,450	9,709,875
5.95%, 01/08/46(a)	11,048	11,267,303
6.63%, 02/17/37(a)	12,629	13,923,472
6.75%, 01/15/44(a)	17,318	19,222,980
7.75%, 01/17/38(a)	17,130	20,598,825
8.50%, 10/12/35(a)	13,445	16,621,381
Perusahaan Penerbit SBSN Indonesia III
2.55%, 06/09/31(a)	9,698	8,728,200
2.80%, 06/23/30(a)	9,029	8,374,398
4.40%, 06/06/27(a)	13,995	13,999,478
4.40%, 03/01/28(a)	15,287	15,281,344
4.45%, 02/20/29(a)	11,604	11,624,307
4.50%, 12/01/30(a)	9,900	9,828,225
4.55%, 07/23/30(a)	9,850	9,788,437
4.70%, 06/06/32(a)	12,683	12,603,731
5.00%, 05/25/30(a)	10,150	10,251,500
5.20%, 07/02/34(a)	8,250	8,266,500
5.20%, 07/23/35(a)	10,400	10,387,000
5.40%, 11/15/28(a)	8,550	8,771,189
5.60%, 11/15/33(a)	8,350	8,600,500
		518,222,751
Ivory Coast — 1.0%
Ivory Coast Government International Bonds
6.13%, 06/15/33(a)	24,823	24,228,490
6.75%, 02/25/41(a)	25,675	23,660,539
7.63%, 01/30/33(a)	21,559	22,643,418
8.08%, 04/01/36(a)	34,621	36,704,492
8.25%, 01/30/37(a)	29,572	31,726,024
		138,962,963
Jamaica — 0.5%
Jamaica Government International Bonds
7.88%, 07/28/45	35,865	43,293,000
8.00%, 03/15/39	24,576	29,648,179
		72,941,179
Jordan — 0.5%
Jordan Government International Bonds
5.85%, 07/07/30(a)	24,479	24,398,954
7.38%, 10/10/47(a)	19,630	18,962,580
7.50%, 01/13/29(a)	24,600	25,522,992
		68,884,526
Schedule of Investments
12

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® J.P. Morgan USD Emerging Markets Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Kazakhstan — 1.1%
Kazakhstan Government International Bonds
4.41%, 10/28/30(a)	$29,500	$29,096,145
4.71%, 04/09/35(a)	29,613	29,101,435
4.88%, 10/14/44(a)	19,512	17,780,310
5.00%, 07/01/32(a)	26,300	26,521,906
5.50%, 07/01/37(a)	22,500	22,933,125
6.50%, 07/21/45(a)	29,672	32,321,710
		157,754,631
Kenya — 0.8%
Republic of Kenya Government International Bonds
6.30%, 01/23/34(a)	19,567	16,974,373
8.25%, 02/28/48(a)	19,765	17,719,322
8.70%, 02/26/39(a)	26,925	25,304,250
9.50%, 03/05/36(a)	29,866	29,934,692
9.75%, 02/16/31(a)	29,595	31,244,921
		121,177,558
Latvia — 0.2%
Latvia Government International Bonds, 5.13%, 07/30/34(a)	24,018	24,100,382
Lebanon — 0.3%
Lebanon Government International Bonds
6.00%, 01/27/23(a)(g)(h)	21,468	5,442,138
6.10%, 10/04/22(a)	8,277	2,098,220
6.10%, 10/04/24(a)(g)(h)	21,875	5,545,312
6.60%, 11/27/26(a)(g)(h)	30,012	7,608,042
6.65%, 02/26/30(a)(g)(h)	27,617	7,056,143
6.75%, 11/29/27(a)(g)(h)	20,119	5,100,167
6.85%, 03/23/27(a)(g)(h)	24,819	6,291,616
7.00%, 03/23/32(a)(g)(h)	20,029	5,117,410
		44,259,048
Mexico — 4.3%
Eagle Funding Luxco SARL, 5.50%, 08/17/30(a)	72,090	72,573,003
Mexico Government International Bonds
2.66%, 05/24/31	17,405	15,490,450
3.25%, 04/16/30	12,522	11,751,897
3.50%, 02/12/34	17,304	14,823,039
3.75%, 01/11/28	9,115	9,019,293
3.75%, 04/19/71	18,221	10,570,458
3.77%, 05/24/61	17,531	10,599,681
4.28%, 08/14/41	15,154	11,986,814
4.35%, 01/15/47	7,695	5,701,995
4.40%, 02/12/52	13,388	9,614,257
4.50%, 04/22/29	15,682	15,634,954
4.50%, 01/31/50	11,853	8,820,114
4.60%, 01/23/46	14,631	11,370,116
4.60%, 02/10/48	11,564	8,801,650
4.75%, 03/22/31	8,650	8,502,950
4.75%, 04/27/32	14,968	14,472,110
4.75%, 03/08/44	23,116	18,749,965
4.88%, 05/19/33	13,558	12,915,690
5.00%, 04/27/51	14,912	11,797,256
5.38%, 03/22/33	24,357	23,942,931
5.40%, 02/09/28	6,349	6,442,013
5.55%, 01/21/45	16,695	15,209,145
5.63%, 02/09/34	18,635	18,448,650
5.63%, 09/22/35	15,300	14,963,400
5.75%, 10/12/2110	16,172	13,285,298
5.85%, 07/02/32	23,800	24,252,200
Security	Par (000)	Value
Mexico (continued)
6.00%, 05/13/30	$9,900	$10,271,250
6.00%, 05/07/36	24,435	24,532,740
6.05%, 01/11/40	17,110	16,814,852
6.13%, 02/09/38	23,875	23,612,375
6.34%, 05/04/53	18,198	17,135,692
6.35%, 02/09/35	16,754	17,256,620
6.40%, 05/07/54	14,972	14,157,897
6.63%, 01/29/38	17,770	18,269,781
6.75%, 09/27/34	10,761	11,461,810
6.75%, 02/09/56	12,400	12,196,950
6.88%, 05/13/37	24,000	25,347,000
7.38%, 05/13/55	14,658	15,619,931
8.30%, 08/15/31	6,036	7,050,048
		613,466,275
Morocco — 0.6%
Morocco Government International Bonds
3.00%, 12/15/32(a)	19,522	17,035,873
4.00%, 12/15/50(a)	24,317	17,204,278
5.95%, 03/08/28(a)	23,688	24,169,162
6.50%, 09/08/33(a)	24,590	26,282,284
		84,691,597
Nigeria — 2.5%
Nigeria Government International Bonds
6.13%, 09/28/28(a)	25,158	25,327,816
6.50%, 11/28/27(a)	29,392	29,700,616
7.14%, 02/23/30(a)	24,580	25,366,560
7.38%, 09/28/33(a)	29,670	30,333,421
7.63%, 11/28/47(a)	29,839	29,093,025
7.70%, 02/23/38(a)	24,617	25,146,265
7.88%, 02/16/32(a)	29,224	30,802,096
8.25%, 09/28/51(a)	24,851	25,177,542
8.38%, 03/24/29(a)	24,948	26,677,645
8.63%, 01/13/36(a)	24,600	26,912,400
8.75%, 01/21/31(a)	19,807	21,460,885
9.13%, 01/13/46(a)	21,675	23,896,688
10.38%, 12/09/34(a)	29,777	35,590,959
		355,485,918
Oman — 2.5%
Oman Government International Bonds
5.63%, 01/17/28(a)	46,610	47,309,616
6.00%, 08/01/29(a)	42,853	44,496,841
6.25%, 01/25/31(a)	32,875	34,925,414
6.50%, 03/08/47(a)	40,491	43,190,130
6.75%, 10/28/27(a)	26,201	26,987,554
6.75%, 01/17/48(a)	54,920	59,847,423
7.00%, 01/25/51(a)	20,077	22,661,914
7.38%, 10/28/32(a)	20,570	23,409,071
Oman Sovereign Sukuk Co.
4.53%, 04/17/33(a)	19,950	19,650,750
4.88%, 06/15/30(a)	34,683	34,860,230
		357,338,943
Pakistan — 0.5%
Pakistan Global Sukuk Programme Co. Ltd. (The), 7.95%, 01/31/29(a)	19,445	19,795,010
Pakistan Government International Bonds
6.88%, 12/05/27(a)	29,555	29,645,882
7.38%, 04/08/31(a)	27,648	26,680,873
		76,121,765
13
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® J.P. Morgan USD Emerging Markets Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Panama — 3.0%
Panama Government International Bonds
2.25%, 09/29/32	$40,745	$34,434,618
3.16%, 01/23/30	25,290	23,949,630
3.30%, 01/19/33	16,765	15,008,866
3.87%, 07/23/60	37,685	26,068,599
3.88%, 03/17/28	27,472	27,197,280
4.30%, 04/29/53	23,223	17,909,578
4.50%, 05/15/47	18,234	15,088,055
4.50%, 04/16/50	36,154	29,013,585
4.50%, 04/01/56	31,162	24,368,684
4.50%, 01/19/63	24,521	18,850,519
5.23%, 02/23/34	24,300	24,249,143
5.66%, 02/23/38	24,300	24,429,205
6.40%, 02/14/35	40,394	43,153,314
6.70%, 01/26/36	32,708	35,586,304
6.85%, 03/28/54	22,820	24,545,762
6.88%, 01/31/36	16,211	17,880,733
8.00%, 03/01/38	19,020	22,652,820
		424,386,695
Paraguay — 0.3%
Paraguay Government International Bonds
5.40%, 03/30/50(a)	22,968	20,820,492
6.10%, 08/11/44(a)	19,519	19,645,874
		40,466,366
Peru — 2.7%
Peruvian Government International Bonds
1.86%, 12/01/32	18,096	14,978,964
2.78%, 01/23/31	49,036	45,076,343
2.78%, 12/01/60	34,486	18,587,954
3.00%, 01/15/34	39,338	33,988,032
3.23%, 07/28/2121	17,715	9,690,105
3.30%, 03/11/41	21,925	16,816,475
3.55%, 03/10/51	30,076	20,865,225
3.60%, 01/15/72	17,885	11,204,953
5.38%, 02/08/35	21,955	22,174,550
5.50%, 03/30/36	28,300	28,611,300
5.63%, 11/18/50	44,771	43,204,015
5.88%, 08/08/54	30,285	29,497,590
6.20%, 06/30/55	23,950	24,367,029
6.55%, 03/14/37	19,702	21,573,690
8.75%, 11/21/33	37,889	46,414,025
		387,050,250
Philippines — 3.3%
Philippine Government International Bonds
1.65%, 06/10/31	17,399	15,137,130
2.46%, 05/05/30	14,040	12,969,450
2.65%, 12/10/45	21,193	13,374,372
2.95%, 05/05/45	18,746	12,606,685
3.00%, 02/01/28	27,785	27,154,003
3.20%, 07/06/46	32,271	22,266,990
3.70%, 03/01/41	28,754	23,254,797
3.70%, 02/02/42	27,867	22,293,600
3.75%, 01/14/29	21,628	21,363,057
3.95%, 01/20/40	28,662	24,291,045
4.20%, 03/29/47	14,004	11,238,210
4.75%, 03/05/35	15,243	14,808,879
5.00%, 07/17/33	17,936	17,988,127
5.00%, 01/13/37	19,043	18,543,121
5.25%, 05/14/34	13,700	13,802,750
5.50%, 02/04/35	17,660	18,071,478
Security	Par (000)	Value
Philippines (continued)
5.50%, 01/17/48	$18,068	$17,364,703
5.60%, 05/14/49	14,250	13,823,640
5.90%, 02/04/50	14,450	14,684,813
6.38%, 01/15/32	14,746	15,944,113
6.38%, 10/23/34	27,374	29,700,790
7.75%, 01/14/31	25,488	28,769,580
9.50%, 02/02/30	28,932	33,922,770
Philippines Government International Bonds, 5.00%, 01/27/36	21,350	21,008,400
ROP Sukuk Trust, 5.05%, 06/06/29(a)	14,125	14,359,334
		478,741,837
Poland — 3.5%
Bank Gospodarstwa Krajowego
5.38%, 05/22/33(a)	27,755	28,235,161
5.75%, 07/09/34(a)	26,332	27,295,488
6.25%, 10/31/28(a)	15,895	16,692,611
6.25%, 07/09/54(a)	25,836	26,071,108
Republic of Poland Government International Bonds
4.63%, 03/18/29	22,156	22,463,968
4.63%, 04/14/31	14,450	14,551,583
4.88%, 02/12/30	42,959	43,941,043
4.88%, 10/04/33	43,078	43,185,695
5.13%, 09/18/34	52,418	52,837,344
5.38%, 02/12/35	46,829	47,840,506
5.38%, 04/14/36	16,925	17,034,674
5.50%, 11/16/27	21,999	22,402,242
5.50%, 04/04/53	43,157	40,238,292
5.50%, 03/18/54	59,525	55,389,501
5.75%, 11/16/32	25,659	27,154,407
6.13%, 04/14/56	23,600	23,677,408
		509,011,031
Romania — 3.2%
Romanian Government International Bonds
3.00%, 02/14/31(a)	23,978	21,467,264
3.63%, 03/27/32(a)	20,132	18,043,305
4.00%, 02/14/51(a)	36,510	24,105,727
5.13%, 06/15/48(a)	22,460	17,864,908
5.25%, 11/25/27(a)	17,974	18,016,239
5.75%, 09/16/30(a)	36,352	36,715,520
5.75%, 03/24/35(a)	37,900	36,421,900
5.75%, 07/04/36(e)	33,250	31,327,485
5.75%, 07/04/36(a)	2,900	2,732,322
5.88%, 01/30/29(a)	36,632	37,204,924
6.00%, 05/25/34(a)	18,326	18,096,925
6.13%, 01/22/44(a)	18,934	17,608,620
6.38%, 01/30/34(a)	36,738	37,068,642
6.63%, 02/17/28(a)	30,944	31,670,256
6.63%, 05/16/36(a)	31,202	31,529,621
7.13%, 01/17/33(a)	28,916	30,650,960
7.50%, 02/10/37(a)	22,518	24,091,333
7.63%, 01/17/53(a)	23,172	24,689,766
		459,305,717
Saudi Arabia — 4.7%
KSA Ijarah Sukuk Ltd.
4.25%, 09/09/30(a)	13,350	13,128,891
4.88%, 09/09/35(a)	20,050	19,729,200
KSA Sukuk Ltd.
2.25%, 05/17/31(a)	12,335	10,934,854
2.97%, 10/29/29(a)	15,784	14,917,853
Schedule of Investments
14

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® J.P. Morgan USD Emerging Markets Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Saudi Arabia (continued)
4.27%, 05/22/29(a)	$18,598	$18,414,438
4.30%, 01/19/29(a)	12,701	12,601,773
4.51%, 05/22/33(a)	18,541	18,042,711
5.25%, 06/04/27(a)	7,150	7,203,625
5.25%, 06/04/30(a)	9,650	9,849,176
5.25%, 06/04/34(a)	13,600	13,808,250
5.27%, 10/25/28(a)	16,179	16,423,788
Saudi Government International Bonds
2.25%, 02/02/33(a)	16,798	14,239,917
2.75%, 02/03/32(a)	6,136	5,506,876
3.25%, 10/22/30(a)	9,209	8,657,611
3.25%, 11/17/51(a)	8,037	5,164,174
3.45%, 02/02/61(a)	13,902	8,636,618
3.63%, 03/04/28(a)	30,280	29,778,487
3.75%, 01/21/55(a)	17,144	11,833,646
4.13%, 01/12/29(a)	15,600	15,418,728
4.38%, 04/16/29(a)	25,133	24,983,773
4.38%, 01/12/31(a)	16,800	16,529,100
4.50%, 04/17/30(a)	18,195	18,083,556
4.50%, 10/26/46(a)	40,010	32,883,219
4.50%, 04/22/60(a)	18,631	14,434,926
4.63%, 10/04/47(a)	26,819	22,310,056
4.75%, 01/18/28(a)	20,462	20,538,733
4.75%, 01/16/30(a)	19,479	19,530,132
4.88%, 07/18/33(a)	21,286	21,155,410
4.88%, 01/12/36(a)	16,250	15,920,938
5.00%, 01/16/34(a)	24,630	24,649,704
5.00%, 04/17/49(a)	21,253	18,564,814
5.00%, 01/18/53(a)	19,975	17,215,254
5.13%, 01/13/28(a)	29,670	29,929,612
5.25%, 01/16/50(a)	21,729	19,796,640
5.38%, 01/13/31(a)	18,671	19,116,770
5.50%, 10/25/32(a)	15,223	15,732,514
5.63%, 01/13/35(a)	23,908	24,804,550
5.75%, 01/16/54(a)	28,814	27,625,422
5.88%, 01/12/56(a)	21,300	20,448,426
		678,544,165
Senegal — 0.2%
Senegal Government International Bonds
6.25%, 05/23/33(a)	21,479	12,049,719
6.75%, 03/13/48(a)	19,288	10,343,190
7.75%, 06/10/31(a)	20,494	12,297,937
		34,690,846
Serbia — 0.5%
Serbia International Bonds
2.13%, 12/01/30(a)	23,483	20,518,271
5.50%, 05/06/36(e)	7,625	7,422,632
6.00%, 06/12/34(a)	29,572	30,326,086
6.50%, 09/26/33(a)	19,471	20,663,599
		78,930,588
South Africa — 2.9%
Republic of South Africa Government International Bonds
4.30%, 10/12/28	37,934	37,534,934
4.85%, 09/27/27	18,471	18,512,560
4.85%, 09/30/29	39,288	38,924,586
5.00%, 10/12/46	18,807	14,011,215
5.38%, 07/24/44	19,425	15,734,250
5.65%, 09/27/47	28,546	23,065,168
5.75%, 09/30/49	57,222	46,235,376
Security	Par (000)	Value
South Africa (continued)
5.88%, 06/22/30	$26,441	$26,956,599
5.88%, 04/20/32	26,277	26,651,447
6.13%, 12/11/37(a)	33,675	32,058,600
7.10%, 11/19/36(a)	38,551	40,324,346
7.25%, 12/11/55(a)	33,675	31,721,850
7.30%, 04/20/52	30,799	29,514,682
7.95%, 11/19/54(a)	28,919	29,534,975
Suriname Government International Bonds, 8.50%, 11/06/35(a)	8,200	8,969,263
		419,749,851
Sri Lanka — 0.8%
Sri Lanka Government International Bonds
3.35%, 01/15/30(a)(f)	21,247	20,232,893
3.60%, 03/15/33(a)(f)	42,387	37,769,961
3.85%, 02/15/38(a)(f)	39,646	37,365,994
5.10%, 06/15/35(a)(f)	28,501	21,945,741
		117,314,589
Suriname — 0.1%
Suriname Government International Bonds, 8.50%, 11/06/35(e)	16,510	18,058,844
Trinidad And Tobago — 0.1%
Trinidad & Tobago Government International Bonds, 6.50%, 01/28/36(a)	19,200	19,662,144
Turkey — 4.5%
Hazine Mustesarligi Varlik Kiralama A/S
6.50%, 04/26/30(a)	20,266	20,497,843
6.75%, 09/01/30(a)	20,250	20,550,409
8.51%, 01/14/29(a)	20,115	21,447,619
Turkiye Government International Bonds
4.88%, 04/16/43	24,823	18,018,147
5.13%, 02/17/28	16,343	16,212,256
5.25%, 03/13/30	16,858	16,276,399
5.75%, 05/11/47	29,694	23,087,085
5.88%, 06/26/31	13,959	13,529,761
5.95%, 01/15/31	18,232	17,895,802
6.00%, 01/14/41	24,718	21,158,608
6.13%, 10/24/28	22,757	23,023,940
6.30%, 03/14/33	17,250	16,632,881
6.38%, 05/22/31	12,550	12,421,363
6.50%, 09/20/33	12,603	12,243,815
6.50%, 01/03/35	29,858	28,753,254
6.63%, 02/17/45	25,350	22,283,410
6.75%, 05/30/40	16,865	15,764,559
6.80%, 11/04/36	19,300	18,730,071
6.88%, 03/17/36	22,316	21,869,680
6.88%, 01/14/38	12,950	12,403,672
6.95%, 09/16/35	16,700	16,462,025
7.13%, 02/12/32	20,736	21,155,904
7.13%, 07/17/32	15,006	15,234,841
7.25%, 05/29/32	17,150	17,521,812
7.25%, 03/05/38	8,734	8,832,345
7.63%, 04/26/29	24,926	26,078,827
7.63%, 05/15/34	24,900	25,911,562
8.00%, 02/14/34	12,957	13,870,468
8.60%, 09/24/27	16,567	17,304,231
9.13%, 07/13/30	20,836	23,004,403
9.38%, 03/14/29	18,514	20,153,137
9.38%, 01/19/33	23,648	26,781,360
9.88%, 01/15/28	29,334	31,372,713
15
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® J.P. Morgan USD Emerging Markets Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Turkey (continued)
11.88%, 01/15/30	$11,992	$14,327,562
		650,811,764
Ukraine — 1.5%
Ukraine Government International Bonds
3.00%, 02/01/34(a)(f)	39,599	18,650,801
3.00%, 02/01/35(a)(f)	32,154	16,366,368
3.00%, 02/01/36(a)(f)	26,950	13,677,266
4.00%, 02/01/32(a)(f)	70,100	53,521,350
4.50%, 02/01/29(a)(f)	22,747	17,628,927
4.50%, 02/01/34(a)(f)	62,993	38,425,891
6.00%, 02/01/35(a)(f)	59,134	35,480,393
6.00%, 02/01/36(a)(f)	49,244	29,054,010
		222,805,006
United Arab Emirates — 1.3%
Abu Dhabi Government International Bonds
1.63%, 06/02/28(a)	9,944	9,395,588
1.70%, 03/02/31(a)	6,466	5,697,969
1.88%, 09/15/31(a)	8,595	7,508,420
2.50%, 09/30/29(a)	10,389	9,737,194
2.70%, 09/02/70(a)	3,922	2,070,816
3.00%, 09/15/51(a)	5,602	3,581,779
3.13%, 10/11/27(a)	13,612	13,402,103
3.13%, 04/16/30(a)	10,115	9,627,103
3.13%, 09/30/49(a)	13,779	9,223,318
3.63%, 10/02/28(a)	2,500	2,460,000
3.88%, 04/16/50(a)	13,985	10,619,859
4.13%, 10/11/47(a)	10,832	8,740,070
4.25%, 10/02/35(a)	8,850	8,531,400
4.88%, 04/30/29(a)	10,700	10,849,800
5.00%, 04/30/34(a)	4,400	4,496,800
5.50%, 04/30/54(a)	8,950	8,709,469
Emirate of Dubai Government International Bonds
3.90%, 09/09/50(a)	6,830	4,851,895
5.25%, 01/30/43(a)	4,379	4,164,123
Finance Department Government of Sharjah
4.00%, 07/28/50(a)	6,275	3,968,938
6.13%, 03/06/36(a)	1,950	1,940,572
6.50%, 11/23/32(a)	4,750	4,894,828
RAK Capital, 5.00%, 03/12/35(a)	3,250	3,250,609
Sharjah Sukuk Program Ltd.
2.94%, 06/10/27(a)	5,092	4,957,877
3.23%, 10/23/29(a)	3,500	3,276,945
4.23%, 03/14/28(a)	3,065	3,010,841
5.43%, 04/17/35(a)	2,300	2,256,875
UAE International Government Bonds
2.00%, 10/19/31(a)	2,600	2,306,772
2.88%, 10/19/41(a)	7,247	5,326,545
3.25%, 10/19/61(a)	9,615	6,139,370
4.05%, 07/07/32(a)	7,310	7,162,557
4.86%, 07/02/34(a)	4,300	4,377,400
4.92%, 09/25/33(a)	4,550	4,649,827
4.95%, 07/07/52(a)	3,077	2,784,685
		193,972,347
Security	Par (000)	Value
Uruguay — 2.0%
Oriental Republic of Uruguay, 5.25%, 09/10/60	$25,270	$23,236,280
Uruguay Government International Bonds
4.38%, 01/23/31	37,279	37,405,723
4.98%, 04/20/55	51,493	46,292,647
5.10%, 06/18/50	78,976	73,374,430
5.44%, 02/14/37	39,708	40,978,717
5.75%, 10/28/34	43,751	46,058,889
7.63%, 03/21/36	20,621	24,421,574
		291,768,260
Zambia — 0.3%
Zambia Government International Bonds
0.50%, 12/31/53(a)	26,346	17,998,320
7.50%, 06/30/33(a)(f)	23,374	23,058,734
		41,057,054
Total Foreign Government Obligations — 86.4% (Cost: $13,441,143,036)		12,433,589,417
Total Long-Term Investments — 97.3% (Cost: $15,165,323,781)		13,996,291,464
	Shares
Short-Term Securities
Money Market Funds — 0.9%
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.61%(i)(j)	129,830,000	129,830,000
Total Short-Term Securities — 0.9% (Cost: $129,830,000)		129,830,000
Total Investments — 98.2% (Cost: $15,295,153,781)		14,126,121,464
Other Assets Less Liabilities — 1.8%		257,596,785
Net Assets — 100.0%		$14,383,718,249

(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(b)	Perpetual security with no stated maturity date.
(c)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	U.S. dollar denominated security issued by foreign domiciled entity.
(e)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(f)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(g)	Issuer filed for bankruptcy and/or is in default.
(h)	Non-income producing security.
(i)	Affiliate of the Fund.
(j)	Annualized 7-day yield as of period end.
Schedule of Investments
16

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® J.P. Morgan USD Emerging Markets Bond ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/26	Shares Held at 04/30/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$63,850,000	$65,980,000 (a)	$—	$—	$—	$129,830,000	129,830,000	$1,060,689	$—

(a)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$1,562,702,047	$—	$1,562,702,047
Foreign Government Obligations	—	12,433,589,417	—	12,433,589,417
Short-Term Securities
Money Market Funds	129,830,000	—	—	129,830,000
	$129,830,000	$13,996,291,464	$—	$14,126,121,464
See notes to financial statements.
17
2026 iShares Semi-Annual Financial Statements and Additional Information

Statements of Assets and Liabilities (unaudited)
April 30, 2026

	iShares J.P. Morgan Broad USD Emerging Markets Bond ETF	iShares J.P. Morgan USD Emerging Markets Bond ETF
ASSETS
Investments, at value—unaffiliated(a)(b)	$41,402,496	$13,996,291,464
Investments, at value—affiliated(c)	1,285,613	129,830,000
Cash	307	31,219
Foreign currency, at value(d)	644	280,811
Receivables:
Investments sold	216,721	123,358,214
Securities lending income—affiliated	146	—
Capital shares sold	—	78,143,181
Dividends—unaffiliated	197,402	—
Dividends—affiliated	1,064	132,509
Interest—unaffiliated	515,162	194,653,840
Total assets	43,619,555	14,522,721,238
LIABILITIES
Collateral on securities loaned, at value	575,613	—
Payables:
Investments purchased	403,747	132,530,533
Capital shares redeemed	—	1,849,075
Investment advisory fees	5,236	4,623,381
Total liabilities	984,596	139,002,989
Commitments and contingent liabilities
NET ASSETS	$42,634,959	$14,383,718,249
NET ASSETS CONSIST OF
Paid-in capital	$40,408,369	$17,822,664,446
Accumulated earnings (loss)	2,226,590	(3,438,946,197)
NET ASSETS	$42,634,959	$14,383,718,249
NET ASSET VALUE
Shares outstanding	800,000	150,400,000
Net asset value	$53.29	$95.64
Shares authorized	Unlimited	Unlimited
Par value	None	None
(a) Investments, at cost—unaffiliated	$39,528,383	$15,165,323,781
(b) Securities loaned, at value	$560,521	$—
(c) Investments, at cost—affiliated	$1,285,613	$129,830,000
(d) Foreign currency, at cost	$594	$264,917
See notes to financial statements.
Statements of Assets and Liabilities
18

Statements of Operations (unaudited)
Six Months Ended April 30, 2026

	iShares J.P. Morgan Broad USD Emerging Markets Bond ETF	iShares J.P. Morgan USD Emerging Markets Bond ETF
INVESTMENT INCOME
Dividends—affiliated	$6,218	$1,060,689
Interest—unaffiliated	1,340,589	435,893,969
Securities lending income—affiliated—net	493	—
Total investment income	1,347,300	436,954,658
EXPENSES
Investment advisory	31,895	30,469,536
Interest expense	—	1,843
Total expenses	31,895	30,471,379
Net investment income	1,315,405	406,483,279
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated	123,358	(57,713,954)
Foreign currency transactions	—	256
In-kind redemptions—unaffiliated(a)	—	104,111,740
	123,358	46,398,042
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated	(763,862)	(245,771,276)
Foreign currency translations	12	3,692
	(763,850)	(245,767,584)
Net realized and unrealized loss	(640,492)	(199,369,542)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$674,913	$207,113,737
(a) See Note 2 of the Notes to Financial Statements.
See notes to financial statements.
19
2026 iShares Semi-Annual Financial Statements and Additional Information

Statements of Changes in Net Assets

	iShares J.P. Morgan Broad USD Emerging Markets Bond ETF		iShares J.P. Morgan USD Emerging Markets Bond ETF
	Six Months Ended 04/30/26 (unaudited)	Year Ended 10/31/25	Six Months Ended 04/30/26 (unaudited)	Year Ended 10/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$1,315,405	$2,971,275	$406,483,279	$760,089,909
Net realized gain (loss)	123,358	522,420	46,398,042	(448,077,145)
Net change in unrealized appreciation (depreciation)	(763,850)	1,058,734	(245,767,584)	1,213,987,191
Net increase in net assets resulting from operations	674,913	4,552,429	207,113,737	1,525,999,955
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(1,614,390)(b)	(3,002,456)	(399,476,986)(b)	(781,255,796)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions	—	(5,341,996)	(456,661,934)	(596,579,563)
NET ASSETS
Total increase (decrease) in net assets	(939,477)	(3,792,023)	(649,025,183)	148,164,596
Beginning of period	43,574,436	47,366,459	15,032,743,432	14,884,578,836
End of period	$42,634,959	$43,574,436	$14,383,718,249	$15,032,743,432

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.
Statements of Changes in Net Assets
20

Financial Highlights
(For a share outstanding throughout each period)

	iShares J.P. Morgan Broad USD Emerging Markets Bond ETF
	Six Months Ended 04/30/26 (unaudited)	Year Ended 10/31/25	Year Ended 10/31/24	Period From 02/22/23(a) to 10/31/23
Net asset value, beginning of period	$54.47	$52.63	$47.83	$50.00
Net investment income(b)	1.64	3.37	3.29	2.22
Net realized and unrealized gain (loss)(c)	(0.80)	1.87	4.71	(2.41)
Net increase (decrease) from investment operations	0.84	5.24	8.00	(0.19)
Distributions(d)
From net investment income	(1.60)(e)	(3.36)	(3.20)	(1.98)
From net realized gain	(0.42)	(0.04)	—	—
Total distributions	(2.02)	(3.40)	(3.20)	(1.98)
Net asset value, end of period	$53.29	$54.47	$52.63	$47.83
Total Return(f)
Based on net asset value	1.59%(g)	10.42%	17.10%	(0.48)%(g)
Ratios to Average Net Assets(h)
Total expenses	0.15%(i)	0.18%	0.19%	0.20%(i)
Total expenses after fees waived	0.15%(i)	0.18%	0.18%	0.18%(i)
Net investment income	6.19%(i)	6.42%	6.36%	6.48%(i)
Supplemental Data
Net assets, end of period (000)	$42,635	$43,574	$47,366	$38,266
Portfolio turnover rate(j)	10%	16%	11%	10%
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f) Where applicable, assumes the reinvestment of distributions.
(g) Not annualized.
(h) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i) Annualized.
(j) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
21
2026 iShares Semi-Annual Financial Statements and Additional Information

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares J.P. Morgan USD Emerging Markets Bond ETF
	Six Months Ended 04/30/26 (unaudited)	Year Ended 10/31/25	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21
Net asset value, beginning of period	$96.55	$91.15	$80.97	$79.20	$109.65	$109.82
Net investment income(a)	2.48	5.01	4.59	4.20	4.17	4.32
Net realized and unrealized gain (loss)(b)	(0.94)	5.50	10.02	1.79	(30.34)	(0.14)
Net increase (decrease) from investment operations	1.54	10.51	14.61	5.99	(26.17)	4.18
Distributions from net investment income(c)	(2.45)(d)	(5.11)	(4.43)	(4.22)	(4.28)	(4.35)
Net asset value, end of period	$95.64	$96.55	$91.15	$80.97	$79.20	$109.65
Total Return(e)
Based on net asset value	1.61%(f)	12.02%	18.36%	7.46%(g)	(24.42)%	3.80%
Ratios to Average Net Assets(h)
Total expenses	0.39%(i)	0.39%	0.39%	0.39%	0.39%	0.39%
Net investment income	5.21%(i)	5.48%	5.17%	4.95%	4.44%	3.86%
Supplemental Data
Net assets, end of period (000)	$14,383,718	$15,032,743	$14,884,579	$12,145,358	$13,669,169	$19,637,828
Portfolio turnover rate(j)	10%	15%	12%	13%	8%	7%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(h) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i) Annualized.
(j) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights
22

Notes to Financial Statements (unaudited)
1. ORGANIZATION
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
iShares ETF	Diversification Classification
J.P. Morgan Broad USD Emerging Markets Bond(a)	Diversified
J.P. Morgan USD Emerging Markets Bond	Diversified

(a)	The Fund's classification changed from non-diversified to diversified during the reporting period.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Currency Translation: Each Fund's books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Cash: The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
Segment Reporting: The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within each Fund’s financial statements.
23
2026 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment  Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date.  U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds' investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
• Fixed-income investments and certain derivative instruments for which market quotations are readily available are generally valued using the last available bid price (including evaluated prices) provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots of securities in certain asset classes may trade at lower prices than institutional round lots, and the value ultimately realized when the securities are sold could differ from the prices used by a fund. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless BFA determines such method does not represent fair value.
• Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).  The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair  Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
• Level  2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions.  The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. Government.  The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities.  The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the
Notes to Financial Statements
24

Notes to Financial Statements (unaudited) (continued)
securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day.  During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments.  The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
J.P. Morgan Broad USD Emerging Markets Bond
Barclays Bank PLC	$173,700	$(173,700)	$—	$—
Barclays Capital Inc	90,325	(90,325)	—	—
BofA Securities, Inc.	296,496	(296,496)	—	—
	$560,521	$(560,521)	$—	$—

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s
Statements of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.'s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets.  BFA is a California corporation indirectly owned by BlackRock, Inc. ("BlackRock"). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to the iShares J.P. Morgan Broad USD Emerging Markets Bond ETF, BFA is entitled to an annual investment advisory fee of 0.15%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund.
For its investment advisory services to the iShares J.P. Morgan USD Emerging Markets Bond ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:
Aggregate Average Daily Net Assets	Investment Advisory Fees
First $19 billion	0.4000%
Over $19 billion, up to and including $33 billion	0.380000
Over $33 billion, up to and including $47 billion	0.361000
Over $47 billion	0.342950
Sub-Adviser: BFA has entered into a sub-advisory agreement with BlackRock International Limited (the “Sub-Adviser”), an affiliate of BFA, under which BFA pays the Sub-Adviser for services it provides to the Funds.
25
2026 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
Distributor: BlackRock Investments, LLC ("BRIL"), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Securities Lending: The U.S. Securities and Exchange Commission ("SEC") has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. ("BTC"), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions.  As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares ETF Complex in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended April 30, 2026, the Funds paid BTC the following amounts for securities lending agent services:
iShares ETF	Amounts
J.P. Morgan Broad USD Emerging Markets Bond	$133
Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.
Other Transactions: Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate.  The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
6. PURCHASES AND SALES
For the six months ended April 30, 2026, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
iShares ETF	Purchases	Sales
J.P. Morgan Broad USD Emerging Markets Bond	$4,033,798	$4,849,018
J.P. Morgan USD Emerging Markets Bond	1,519,074,391	1,476,443,509
For the six months ended April 30, 2026, in-kind transactions were as follows:
iShares ETF	In-kind Purchases	In-kind Sales
J.P. Morgan USD Emerging Markets Bond	$7,195,164,438	$7,822,397,258
Notes to Financial Statements
26

Notes to Financial Statements (unaudited) (continued)
7. INCOME TAX INFORMATION
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes.  It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of April 30, 2026, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
As of October 31, 2025, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:
iShares ETF	Non-Expiring Capital Loss Carryforwards
J.P. Morgan USD Emerging Markets Bond	$(2,361,639,865)
As of April 30, 2026, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
J.P. Morgan Broad USD Emerging Markets Bond	$40,825,459	$2,301,218	$(438,568)	$1,862,650
J.P. Morgan USD Emerging Markets Bond	15,316,711,935	89,566,065	(1,280,156,536)	(1,190,590,471)
8. PRINCIPAL RISKS
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations.  Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Funds are not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
Market Risk:  Investments in the securities of issuers domiciled in countries with emerging capital markets involve certain additional risks that do not generally apply to investments in securities of issuers in more developed capital markets, such as (i) low or nonexistent trading volume, resulting in a lack of liquidity and increased volatility in prices for such securities; (ii) lack of reliable settlement procedures and significant delays in registering the transfer of securities; (iii) uncertain national policies and social, political and economic instability, increasing the potential for expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments; (iv) lack of publicly available or reliable information about issuers as a result of not being subject to the same degree of regulatory requirements and accounting, auditing and financial reporting standards; and (v) possible fluctuations in exchange rates, differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicable to such investments.
Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
27
2026 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
The Funds invest a significant portion of their assets in high yield securities. High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”) or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.
The Funds invest a significant portion of their assets in fixed-income securities and/or uses derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates during a period of historically low interest rates. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Funds’ performance.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
9. CAPITAL SHARE TRANSACTIONS
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
	Six Months Ended 04/30/26		Year Ended 10/31/25
iShares ETF	Shares	Amount	Shares	Amount
J.P. Morgan Broad USD Emerging Markets Bond
Shares redeemed	—	$—	(100,000)	$(5,341,996)
J.P. Morgan USD Emerging Markets Bond
Shares sold	79,100,000	$7,605,513,301	96,700,000	$8,886,526,243
Shares redeemed	(84,400,000)	(8,062,175,235)	(104,300,000)	(9,483,105,806)
	(5,300,000)	$(456,661,934)	(7,600,000)	$(596,579,563)
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash.  Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars.  Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash.  Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, each Funds’ custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
10. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Notes to Financial Statements
28

Additional Information
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
 • Go to icsdelivery.com.
 • If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com.
29
2026 iShares Semi-Annual Financial Statements and Additional Information

Glossary of Terms Used in these Financial Statements

Currency Abbreviation
USD	United States Dollar

Portfolio Abbreviation
CMT	Constant Maturity Treasury
JSC	Joint Stock Company
PIK	Payment-in-kind
PJSC	Public Joint Stock Company
SOFR	Secured Overnight Financing Rate
Glossary of Terms Used in this Report
30

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This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by JPMorgan Chase & Co., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

April 30, 2026

2026 Semi-Annual Financial Statements and Additional Information (Unaudited)

iShares Trust
• iShares CMBS ETF | CMBS | NYSE Arca
• iShares GNMA Bond ETF | GNMA | NASDAQ
• iShares Treasury Floating Rate Bond ETF | TFLO | NYSE Arca

2

Schedule of Investments (unaudited)
April 30, 2026
iShares® CMBS ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Collateralized Mortgage Obligations
Mortgage-Backed Securities — 71.7%
Bank
1.72%, 06/15/64	$850	$765,390
2.03%, 06/15/64	800	704,875
2.04%, 02/15/54	1,500	1,328,937
2.07%, 06/15/64	500	469,234
2.46%, 06/15/64	1,000	858,320
2.93%, 02/15/55(a)	500	453,243
3.30%, 09/15/64(a)	250	205,505
3.46%, 04/15/52	635	619,336
3.46%, 01/15/63(a)	500	431,542
3.49%, 11/15/50	750	733,828
3.50%, 03/15/64(a)	500	440,110
3.71%, 04/15/52	180	175,848
3.74%, 02/15/52	600	587,197
3.92%, 04/15/65(a)	500	473,298
3.95%, 08/15/61	905	892,951
4.26%, 05/15/61(a)	1,010	1,003,864
4.71%, 08/15/61(a)	250	240,841
4.78%, 10/15/57	473	464,763
5.20%, 02/15/56	500	506,912
5.62%, 03/15/58(a)	1,000	1,042,142
5.75%, 08/15/56	1,000	1,045,083
Series 2017-BNK4, Class AS, 3.78%, 05/15/50	500	490,940
Series 2017-BNK7, Class B, 3.95%, 09/15/60	550	520,836
Series 2017-BNK8, Class A3, 3.23%, 11/15/50	683	673,664
Series 2018-BN14, Class A3, 3.97%, 09/15/60	705	695,316
Series 2018-BN14, Class A4, 4.23%, 09/15/60(a)	1,000	992,534
Series 2018-BN14, Class AS, 4.48%, 09/15/60(a)	500	489,492
Series 2018-BN15, Class A3, 4.14%, 11/15/61	464	459,302
Series 2019-BN16, Class AS, 4.27%, 02/15/52	262	256,427
Series 2019-BN19, Class A3, 3.18%, 08/15/61	1,797	1,703,876
Series 2019-BN20, Class A2, 2.76%, 09/15/62	1,008	951,313
Series 2019-BN20, Class B, 3.40%, 09/15/62(a)	1,000	850,970
Series 2019-BN21, Class A4, 2.60%, 10/17/52	840	790,085
Series 2019-BN21, Class A5, 2.85%, 10/17/52	500	471,310
Series 2019-BN22, Class A4, 2.98%, 11/15/62	458	433,191
Series 2020-BN25, Class A3, 2.39%, 01/15/63	290	286,204
Series 2020-BN26, Class B, 2.91%, 03/15/63(a)	250	213,977
Series 2020-BN28, Class A4, 1.84%, 03/15/63	500	445,140
Series 2020-BN29, Class C, 3.14%, 11/15/53(a)	520	424,382
Series 2020-BN30, Class ABS, 1.67%, 12/15/53	217	206,338
Series 2021-BN32, Class AS, 2.64%, 04/15/54(a)	1,075	978,749
Series 2021-BN34, Class A5, 2.44%, 06/15/63	1,744	1,538,031
Series 2021-BN34, Class AS, 2.57%, 06/15/63	500	426,157
Series 2022-BNK40, Class AS, 3.50%, 03/15/64(a)	1,000	886,796
Series 21-BN36, Class A5, 2.47%, 09/15/64	750	669,147
Bank 2020, 1.74%, 11/15/53	1,965	1,739,703
Bank 2022, 4.40%, 08/15/55	2,000	1,944,328
Bank5
5.28%, 08/15/63	1,000	1,020,076
5.30%, 10/15/57	500	509,412
5.45%, 07/15/58	570	584,352
5.61%, 08/15/57	1,000	1,027,600
5.70%, 02/15/29	944	967,155
5.77%, 06/15/57	910	937,391
5.78%, 04/15/56	54	55,132
5.79%, 06/15/57	1,000	1,026,200
5.88%, 08/15/57	1,000	1,033,272
6.18%, 08/15/57(a)	1,500	1,551,631
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
6.26%, 04/15/56(a)	$500	$512,285
6.26%, 09/15/56	549	563,146
6.42%, 08/15/57(a)	160	161,860
6.50%, 12/15/56	433	448,536
6.79%, 05/15/57(a)	1,120	1,172,258
7.20%, 05/15/57(a)	860	893,257
7.20%, 05/15/57(a)	360	364,418
Barclays Commercial Mortgage Trust
Series 2019-C4, Class A5, 2.92%, 08/15/52	1,250	1,185,962
Series 2019-C5, Class A4, 3.06%, 11/15/52	1,000	951,172
BBCMS Mortgage Trust
1.62%, 10/15/53	433	415,867
2.04%, 09/15/54	1,000	891,786
2.39%, 02/15/53	2,000	1,849,039
2.95%, 02/15/55(a)	1,500	1,350,036
4.44%, 09/15/55	800	778,812
4.74%, 09/15/57	3,471	3,461,669
5.02%, 09/15/58	1,900	1,918,867
5.12%, 09/15/57	500	501,695
5.21%, 09/15/57	1,000	1,014,111
5.25%, 02/15/59	900	917,918
5.40%, 09/15/57	1,000	1,025,247
5.44%, 12/15/55(a)	2,000	2,042,174
5.45%, 09/15/55(a)	847	774,255
5.52%, 08/15/58	500	514,542
5.58%, 07/15/56	1,000	1,037,072
5.59%, 07/15/58(a)	1,000	1,036,458
5.63%, 09/15/57	300	305,095
5.66%, 05/15/58	1,000	1,032,282
5.72%, 02/15/57	500	496,550
5.72%, 02/15/62	1,979	2,074,862
5.75%, 04/15/56	200	202,867
5.83%, 05/15/57	1,000	1,052,660
5.83%, 11/15/57(a)	500	511,104
5.84%, 09/15/57(a)	129	132,008
5.84%, 03/15/58	500	518,485
5.87%, 02/15/57	1,000	1,022,061
5.89%, 09/15/57	1,250	1,293,011
5.95%, 03/15/57	560	576,845
5.97%, 07/15/56(a)	1,000	1,025,977
6.00%, 09/15/56(a)	500	529,066
6.11%, 12/15/58(a)	250	245,393
6.13%, 11/15/57	900	930,927
6.17%, 03/15/58(a)	1,500	1,555,092
6.37%, 12/15/55(a)	400	415,081
6.41%, 07/15/57(a)	500	519,653
6.51%, 09/15/56(a)	1,000	1,044,515
6.56%, 04/15/56(a)	250	254,877
6.68%, 12/15/56(a)	500	521,411
7.03%, 05/15/58(a)	250	258,100
Series 2018-C2, Class A5, 4.31%, 12/15/51	2,930	2,911,160
Series 2018-C2, Class C, 5.13%, 12/15/51(a)	250	230,817
Series 2020-C6, Class A4, 2.64%, 02/15/53	1,500	1,391,693
Series 2020-C8, Class A5, 2.04%, 10/15/53	500	446,679
Series 2021-C11, Class A5, 2.32%, 09/15/54	500	441,284
Series 2021-C12, Class A4, 2.42%, 11/15/54	1,000	924,636
Series 2022-C14, Class AS, 3.35%, 02/15/55(a)	250	218,311
Series 2022-C17, Class A4, 4.17%, 09/15/55	1,000	967,254
BBCMS Trust
2.27%, 07/15/54	225	212,803
Series 2021-C10, Class AS, 2.68%, 07/15/54	500	434,078
3
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® CMBS ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
Series 2021-C10, Class B, 2.49%, 07/15/54	$1,000	$814,896
Series 2021-C10, Class C, 2.84%, 07/15/54	500	412,359
Benchmark Mortgage Trust
1.93%, 07/15/53	500	444,519
2.14%, 09/15/54	500	443,280
2.58%, 03/15/54	1,000	898,165
2.63%, 11/15/54(a)	250	204,623
2.93%, 12/15/72	500	469,607
3.04%, 01/15/55	565	528,853
3.18%, 02/15/53(a)	443	385,337
3.20%, 01/15/55(a)	500	414,633
3.46%, 03/15/55(a)	1,000	926,502
3.73%, 03/15/55(a)	300	255,864
3.94%, 07/15/51	1,825	1,799,550
5.18%, 04/15/57	1,000	1,012,740
5.18%, 10/15/58	1,825	1,855,180
5.21%, 04/15/63	1,000	1,009,999
5.28%, 09/15/57	1,000	1,017,517
5.33%, 02/15/58	1,000	1,008,598
5.41%, 07/15/68	300	306,442
5.44%, 08/15/58(a)	750	768,790
5.60%, 08/15/57	1,300	1,333,159
5.66%, 04/15/57	500	515,864
5.81%, 01/10/57	545	559,564
6.03%, 12/15/57(a)	500	514,081
6.09%, 04/15/57(a)	250	258,512
7.10%, 07/15/56(a)	1,000	1,041,130
Series 2018-B3, Class A4, 3.76%, 04/10/51	654	646,516
Series 2018-B4, Class ASB, 4.06%, 07/15/51(a)	203	202,183
Series 2018-B7, Class B, 4.98%, 05/15/53(a)	758	723,578
Series 2019-B10, Class A3, 3.46%, 03/15/62	788	767,393
Series 2019-B10, Class AM, 3.98%, 03/15/62	600	572,888
Series 2019-B11, Class AS, 3.78%, 05/15/52	500	464,607
Series 2019-B13, Class C, 3.84%, 08/15/57(a)	500	411,407
Series 2019-B9, Class A4, 3.75%, 03/15/52	845	831,893
Series 2020-B16, Class A5, 2.73%, 02/15/53	990	920,862
Series 2020-B20, Class B, 2.53%, 10/15/53	500	398,955
Series 2020-B21, Class A5, 2.25%, 12/17/53	500	430,413
Series 2020-IG1, Class A3, 2.69%, 09/15/43	750	660,211
Series 2021-B23, Class AS, 2.27%, 02/15/54	500	426,367
Series 2021-B24, Class A4, 2.26%, 03/15/54	1,000	911,591
Series 2021-B25, Class A5, 2.58%, 04/15/54	1,000	898,605
Series 2021-B26, Class AM, 2.83%, 06/15/54	500	432,821
Series 2021-B27, Class A2, 2.02%, 07/15/54	668	662,439
Series 2021-B27, Class A5, 2.39%, 07/15/54	1,000	887,770
Series 2021-B27, Class AS, 2.51%, 07/15/54	500	425,499
Series 2021-B29, Class A5, 2.39%, 09/15/54	830	733,164
Series 2022-B32, Class A5, 3.00%, 01/15/55(a)	1,370	1,222,754
Series 2022-B34, Class A5, 3.79%, 04/15/55(a)	1,500	1,388,797
Series 2023-B38, Class A2, 5.63%, 04/15/56	2,000	2,029,834
BMO Mortgage Trust
4.87%, 09/15/57	800	802,084
5.15%, 12/15/57	3,000	3,032,107
5.31%, 09/15/54	1,000	1,014,647
5.32%, 09/15/57	1,000	1,016,235
5.57%, 06/15/58	300	309,751
5.58%, 05/15/58	300	308,323
5.67%, 07/15/58	1,000	1,032,025
5.69%, 02/15/58	500	520,231
5.76%, 07/15/57	1,500	1,568,105
5.78%, 04/15/58(a)	700	723,025
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
5.86%, 02/15/57	$500	$515,597
5.87%, 06/15/58(a)	500	526,763
5.88%, 09/15/57(a)	250	247,095
5.93%, 02/15/59(a)(b)	250	242,729
5.98%, 02/15/58	1,000	1,032,580
6.14%, 03/15/57(a)	230	234,291
6.16%, 10/15/58(a)	500	512,760
6.23%, 03/15/57(a)	120	115,736
6.26%, 04/15/58(a)	500	495,267
6.67%, 12/15/56(a)	500	534,126
CD Mortgage Trust
3.19%, 11/13/50	476	469,020
3.71%, 11/13/50(a)	500	490,470
3.91%, 11/13/50(a)	500	479,358
Series 2019-CD8, Class A4, 2.91%, 08/15/57	1,000	942,260
CFCRE Commercial Mortgage Trust, Series 2017-C8, Class B, 4.20%, 06/15/50(a)	750	731,008
CGMS Commercial Mortgage Trust, 4.24%, 08/15/50(a)	170	164,359
Citigroup Commercial Mortgage Trust
Series 2017-C4, Class A3, 3.21%, 10/12/50	832	822,318
Series 2018-B2, Class A4, 4.01%, 03/10/51	600	594,401
Series 2018-C5, Class A4, 4.23%, 06/10/51(a)	1,000	993,406
Series 2018-C6, Class A4, 4.41%, 11/10/51	1,199	1,189,924
Series 2019-C7, Class A4, 3.10%, 12/15/72	1,500	1,421,219
Series 2019-GC41, Class A5, 2.87%, 08/10/56	1,500	1,416,662
Series 2019-GC41, Class AS, 3.02%, 08/10/56	750	691,620
Series 2019-GC43, Class A4, 3.04%, 11/10/52	750	705,915
Series 2020-GC46, Class A5, 2.72%, 02/15/53	1,000	926,817
Series 2020-GC46, Class AS, 2.92%, 02/15/53(a)	500	452,995
Series 2020-GC46, Class B, 3.15%, 02/15/53(a)	234	204,807
Commission Mortgage Trust
Series 2017-COR2, Class C, 4.74%, 09/10/50(a)	750	706,888
Series 2019-GC44, Class A5, 2.95%, 08/15/57	1,000	940,126
CSAIL Commercial Mortgage Trust
2.49%, 03/15/54	1,285	1,197,680
2.72%, 12/15/52	500	475,092
4.05%, 03/15/52	3,248	3,190,187
Series 2016-C7, Class AS, 3.96%, 11/15/49(a)	1,000	988,399
Series 2018-CX11, Class A5, 4.03%, 04/15/51(a)	1,000	992,308
Series 2019-C15, Class A3, 3.78%, 03/15/52	1,392	1,362,522
Series 2019-C15, Class B, 4.48%, 03/15/52	1,000	943,430
Series 2019-C18, Class A4, 2.97%, 12/15/52	250	236,075
Series 2019-C18, Class ASB, 2.87%, 12/15/52	358	349,083
Series 2020-C19, Class A3, 2.56%, 03/15/53	1,500	1,361,175
DBGS Mortgage Trust, Series 2018-C1, Class A4, 4.47%, 10/15/51	1,400	1,392,368
Federal Home Loan Mortgage Corp.
1.71%, 07/25/28	1,416	1,346,288
2.71%, 04/25/55	2,119	2,000,186
2.98%, 05/25/29	1,965	1,899,230
4.13%, 10/25/34	1,886	1,859,419
4.40%, 06/25/35(a)	3,000	2,943,530
4.41%, 01/25/30(a)	500	501,807
4.49%, 09/25/34	3,000	2,976,684
4.53%, 10/25/35(a)	1,500	1,483,941
4.58%, 08/25/35(a)	1,000	993,883
4.68%, 10/25/31(a)	500	506,567
4.72%, 12/25/28(a)	1,882	1,901,334
4.79%, 09/25/29	1,000	1,015,123
4.94%, 11/25/30(a)	1,500	1,533,282
5.00%, 05/25/34	1,500	1,538,859
Schedule of Investments
4

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® CMBS ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
5.00%, 02/25/35(a)	$4,000	$4,100,547
5.07%, 10/25/28(a)	1,250	1,271,151
5.15%, 12/25/33(a)	1,000	1,035,691
5.48%, 01/25/29	115	118,308
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
1.52%, 11/25/30	1,250	1,108,570
2.05%, 11/25/28(a)	1,000	949,421
2.24%, 10/25/31(a)	1,000	898,392
2.35%, 11/25/31(a)	1,110	999,395
3.53%, 08/25/32	1,000	949,932
3.53%, 09/25/32	2,000	1,891,949
3.60%, 02/25/28	1,250	1,236,360
3.78%, 01/25/32	278	275,622
3.78%, 11/25/32(a)	2,000	1,923,765
3.80%, 10/25/32(a)	1,000	962,214
3.82%, 12/25/32(a)	2,000	1,924,915
3.90%, 04/25/28	2,000	1,985,653
3.92%, 09/25/28(a)	2,000	1,983,581
4.05%, 07/25/33	1,500	1,456,717
4.20%, 05/25/33	3,500	3,433,629
4.22%, 04/25/30	2,000	1,990,712
4.25%, 04/25/33	1,000	984,587
4.25%, 04/25/33	1,500	1,469,787
4.27%, 07/25/30(a)	1,500	1,497,221
4.29%, 07/25/30(a)	1,250	1,248,511
4.43%, 02/25/33(a)	2,000	1,992,413
4.50%, 07/25/33(a)	855	852,597
4.50%, 08/25/33(a)	500	498,585
4.57%, 12/25/28	1,387	1,395,936
4.65%, 08/25/28(a)	1,000	1,007,024
4.74%, 08/25/28(a)	1,000	1,008,933
4.82%, 06/25/28	1,000	1,009,636
4.90%, 10/25/33(a)	1,750	1,785,582
4.94%, 11/25/30(a)	1,000	1,024,153
5.00%, 03/25/34(a)	5,325	5,464,058
5.36%, 01/25/29(a)	500	513,230
5.40%, 01/25/29	1,000	1,026,259
Federal National Mortgage Association
1.76%, 11/25/31(a)	834	777,385
2.00%, 12/25/31(a)	1,000	880,674
2.35%, 02/25/31	888	828,861
3.17%, 06/25/27(a)	240	237,459
3.89%, 09/25/32(a)	1,100	1,059,867
4.45%, 08/25/34(a)	500	493,062
Series 2016-M10, Class AV2, 3.00%, 11/25/45	480	391,847
Series 2017-M14, Class A2, 2.87%, 11/25/27(a)	1,231	1,206,194
Series 2018-M14, Class A2, 3.70%, 08/25/28(a)	385	380,111
Series 2019-M12, Class A2, 2.89%, 06/25/29(a)	1,108	1,068,192
Series 2019-M25, Class A2, 2.33%, 11/25/29(a)	1,540	1,449,526
Series 2020-M1, Class A2, 2.44%, 10/25/29	2,530	2,388,373
Series 2020-M14, Class A2, 1.78%, 05/25/30	902	823,601
Series 2020-M5, Class A3, 2.19%, 01/25/30	1,000	928,701
Series 2020-M8, Class A2, 1.82%, 02/25/30	90	82,770
Series 2021-M19, Class A2, 1.80%, 10/25/31(a)	2,000	1,755,268
Series 2021-M4, Class A2, 1.51%, 02/25/31(a)	2,500	2,207,464
Series 2022-M3, Class A2, 1.76%, 11/25/31(a)	2,000	1,740,092
Series 2022-M4, Class A2, 2.29%, 05/25/30(a)	1,800	1,676,009
Series2019-M6, Class A2, 3.45%, 01/01/29	22	21,602
Federal National Mortgage Association-ACES
1.74%, 11/25/32(a)	2,000	1,711,633
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
1.87%, 10/25/31(a)	$1,000	$885,060
1.99%, 01/25/32(a)	4,693	4,138,841
2.40%, 11/25/31	1,000	908,077
2.67%, 06/25/32(a)	2,000	1,811,284
4.19%, 07/25/28(a)	916	914,631
4.70%, 01/25/35(a)	1,000	1,002,865
Series 2017, Class A2, 3.06%, 09/25/27(a)	788	778,691
Series 2020-M20, Class A2, 1.44%, 10/25/29	2,250	2,053,156
FIVE Mortgage Trust, 5.67%, 02/10/56(a)	300	304,874
Freddie Mac Multifamily Structured Pass Through Certificates
1.34%, 06/25/30	2,000	1,786,614
4.39%, 12/25/35(a)	3,500	3,420,324
4.66%, 12/25/34(a)	2,000	2,004,141
GS Mortgage Securities Trust
2.12%, 05/12/53	2,000	1,859,550
2.37%, 12/15/54	1,000	877,476
2.38%, 05/12/53	1,500	1,379,540
2.79%, 11/10/52	250	238,924
3.47%, 11/10/50	3,390	3,341,327
3.89%, 07/10/51	675	662,069
4.46%, 11/10/50(a)	400	367,999
Series 2017-GS7, Class A3, 3.17%, 08/10/50	2,000	1,975,580
Series 2017-GS7, Class B, 3.88%, 08/10/50	500	483,488
Series 2019-GC38, Class A4, 3.97%, 02/10/52	750	737,113
Series 2019-GSA1, Class C, 3.93%, 11/10/52(a)	500	447,169
Series 2020-GC45, Class A4, 2.66%, 02/13/53	775	727,775
JPMCC Commercial Mortgage Securities Trust
3.12%, 06/13/52	500	484,601
Series 2017-JP6, Class AS, 3.74%, 07/15/50	400	388,293
Series 2019-COR5, Class A2, 3.15%, 06/13/52	5	5,443
JPMDB Commercial Mortgage Securities Trust
Series 2018-C8, Class A3, 3.94%, 06/15/51	452	447,952
Series 2018-C8, Class A4, 4.21%, 06/15/51	450	446,817
Series 2019-COR6, Class A4, 3.06%, 11/13/52	955	872,559
Series 2020-COR7, Class A5, 2.18%, 05/13/53	539	464,531
Morgan Stanley BAML Trust, 5.64%, 03/15/58	900	927,516
Morgan Stanley Bank of America Merrill Lynch Trust, 5.63%, 08/15/58	1,000	1,040,419
Morgan Stanley Capital I Trust
2.32%, 10/15/54	500	444,108
2.45%, 02/15/53	980	909,337
3.13%, 11/15/52	250	237,382
3.77%, 11/15/52(a)	250	216,314
5.02%, 07/15/51(a)	400	380,597
Series 2018-H3, Class A4, 3.91%, 07/15/51	315	310,688
Series 2018-H3, Class A5, 4.18%, 07/15/51	370	367,391
Series 2020-HR8, Class A4, 2.04%, 07/15/53	1,120	1,011,442
Series 2020-L4, Class A3, 2.70%, 02/15/53	500	464,563
Series 2021-L5, Class ASB, 2.43%, 05/15/54	145	137,646
Series 2021-L6, Class A2, 2.13%, 06/15/54(a)	980	971,773
Series 2021-L7, Class A5, 2.57%, 10/15/54	1,000	890,628
MSWF Commercial Mortgage Trust
5.47%, 05/15/56	900	926,345
5.75%, 05/15/56	730	762,193
UBS Commercial Mortgage Trust
4.33%, 10/15/51	800	794,748
4.67%, 12/15/51(a)	250	242,638
4.75%, 12/15/51(a)	500	493,160
Series 2017-C1, Class A4, 3.54%, 11/15/50(a)	1,580	1,557,413
Series 2017-C6, Class AS, 3.93%, 12/15/50(a)	500	486,004
5
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® CMBS ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
Series 2018-C08, Class A4, 3.98%, 02/15/51	$1,325	$1,311,471
Series 2018-C15, Class B, 4.92%, 12/15/51(a)	750	719,933
Series 2019-C17, Class A4, 2.92%, 10/15/52	1,000	945,710
Wells Fargo Commercial Mortgage Trust
1.85%, 07/15/53	459	437,583
2.34%, 04/15/54	1,000	912,707
2.89%, 12/15/52	480	455,272
3.31%, 11/15/54	500	411,660
4.00%, 04/15/55(a)	500	475,717
4.15%, 03/15/51(a)	1,000	983,863
4.15%, 08/15/51	623	617,643
4.55%, 03/15/52	500	486,694
4.63%, 11/15/50(a)	250	234,668
5.59%, 07/15/58	1,000	1,030,924
5.65%, 02/15/58	500	520,721
5.65%, 04/15/59	1,463	1,522,432
5.67%, 10/15/58(a)	250	254,063
5.92%, 11/15/57(a)	1,000	1,037,344
5.92%, 07/15/58	500	515,485
5.98%, 10/15/58(a)	500	511,355
6.09%, 05/15/58	1,200	1,240,253
6.10%, 01/15/58	1,000	1,043,414
Series 2016-NXS6, Class B, 3.81%, 11/15/49	500	494,538
Series 2017-C38, Class A4, 3.19%, 07/15/50	543	537,910
Series 2017-C42, Class B, 4.00%, 12/15/50(a)	500	463,444
Series 2018-C44, Class A4, 3.95%, 05/15/51	1,191	1,178,310
Series 2018-C45, Class AS, 4.41%, 06/15/51(a)	350	341,827
Series 2018-C46, Class AS, 4.38%, 08/15/51	750	732,866
Series 2018-C47, Class A4, 4.44%, 09/15/61	2,000	1,995,558
Series 2019-C49, Class A5, 4.02%, 03/15/52	750	740,152
Series 2019-C49, Class C, 4.87%, 03/15/52(a)	665	637,695
Series 2019-C51, Class AS, 3.58%, 06/15/52	492	461,089
Series 2020-C55, Class A5, 2.73%, 02/15/53	1,479	1,382,531
Series 2020-C56, Class ASB, 2.42%, 06/15/53	404	387,907
Series 2020-C56, Class B, 3.73%, 06/15/53(a)	345	299,350
Series 2021-C59, Class A5, 2.63%, 04/15/54	1,000	903,236
Series 2021-C59, Class ASB, 2.30%, 04/15/54	441	422,889
		344,359,550
Total Collateralized Mortgage Obligations — 71.7% (Cost: $352,438,010)		344,359,550
U.S. Government Agency Obligations
Mortgage-Backed Securities — 27.7%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
1.31%, 05/25/30	1,000	892,459
2.03%, 09/25/28	1,650	1,570,169
2.25%, 01/25/32	2,165	1,933,007
2.45%, 04/25/32	1,000	898,440
Class A1, 2.55%, 05/25/31	960	914,629
Class A2, 2.25%, 02/25/32	1,500	1,339,526
Class A2, 2.92%, 06/25/32	650	598,109
Series K068, Class A2, 3.24%, 08/25/27	500	494,468
Series K070, Class A2, 3.30%, 11/25/27(a)	3,541	3,497,777
Series K071, Class A2, 3.29%, 11/25/27	3,000	2,960,523
Series K072, Class A2, 3.44%, 12/25/27	1,000	988,669
Series K073, Class A2, 3.35%, 01/25/28	1,000	986,834
Series K077, Class A2, 3.85%, 05/25/28(a)	1,000	992,363
Series K079, Class A2, 3.93%, 06/25/28	1,100	1,092,841
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
Series K081, Class A2, 3.90%, 08/25/28(a)	$1,500	$1,488,695
Series K082, Class A2, 3.92%, 09/25/28(a)	1,310	1,300,565
Series K083, Class A2, 4.05%, 09/25/28(a)	1,125	1,119,820
Series K085, Class A2, 4.06%, 10/25/28(a)	2,820	2,807,404
Series K086, Class A2, 3.86%, 11/25/28(a)	1,725	1,709,128
Series K088, Class A1, 3.48%, 09/25/28	155	153,963
Series K088, Class A2, 3.69%, 01/25/29	1,010	996,140
Series K089, Class A2, 3.56%, 01/25/29	2,675	2,630,323
Series K091, Class A2, 3.51%, 03/25/29	2,017	1,978,269
Series K092, Class A2, 3.30%, 04/25/29	1,010	984,224
Series K094, Class A2, 2.90%, 06/25/29	3,420	3,290,306
Series K095, Class A2, 2.79%, 06/25/29	675	647,538
Series K098, Class A2, 2.43%, 08/25/29	4,500	4,258,123
Series K100, Class A2, 2.67%, 09/25/29	1,500	1,427,102
Series K101, Class A2, 2.52%, 10/25/29	250	236,482
Series K102, Class A2, 2.54%, 10/25/29	1,000	946,886
Series K103, Class A2, 2.65%, 11/25/29	1,220	1,157,635
Series K105, Class A2, 1.87%, 01/25/30	1,485	1,366,524
Series K106, Class A1, 1.78%, 10/25/29	659	630,192
Series K106, Class A2, 2.07%, 01/25/30	1,250	1,157,705
Series K107, Class A2, 1.64%, 01/25/30	1,250	1,142,422
Series K108, Class A2, 1.52%, 03/25/30	5,753	5,216,997
Series K109, Class A2, 1.56%, 04/25/30	1,000	904,735
Series K110, Class A1, 1.02%, 09/25/29	489	461,541
Series K110, Class A2, 1.48%, 04/25/30	1,640	1,481,410
Series K111, Class A2, 1.35%, 05/25/30	2,500	2,237,285
Series K114, Class A2, 1.37%, 06/25/30	1,000	891,315
Series K115, Class A2, 1.38%, 06/25/30	1,250	1,115,476
Series K116, Class A2, 1.38%, 07/25/30	2,025	1,803,995
Series K117, Class A2, 1.41%, 08/25/30	4,683	4,166,187
Series K118, Class A2, 1.49%, 09/25/30	500	445,593
Series K119, Class A2, 1.57%, 09/25/30	2,000	1,786,335
Series K120, Class A2, 1.50%, 10/25/30	2,200	1,954,088
Series K123, Class A2, 1.62%, 12/25/30	1,450	1,291,516
Series K124, Class A2, 1.66%, 12/25/30	2,525	2,248,611
Series K125, Class A2, 1.85%, 01/25/31	1,000	897,034
Series K126, Class A2, 2.07%, 01/25/31	1,116	1,012,414
Series K127, Class A2, 2.11%, 01/25/31	1,740	1,578,920
Series K128, Class A2, 2.02%, 03/25/31	2,750	2,484,206
Series K130, Class A2, 1.72%, 06/25/31	950	840,145
Series K131, Class A2, 1.85%, 07/25/31	1,000	888,345
Series K132, Class A2, 2.02%, 08/25/31	1,794	1,597,524
Series K133, Class A2, 2.10%, 09/25/31	1,000	892,591
Series K135, Class A1, 1.61%, 10/25/30	1,083	1,007,190
Series K135, CLASS A2, 2.15%, 10/25/31(a)	2,800	2,504,350
Series K136, Class A2, 2.13%, 11/25/31	2,900	2,584,708
Series K139, Class A2, 2.59%, 01/25/32(a)	750	682,724
Series K142, Class A2, 2.40%, 03/25/32	1,000	898,367
Series K1510, Class A2, 3.72%, 01/25/31	880	857,260
Series K1510, Class A3, 3.79%, 01/25/34	500	475,773
Series K-1511, Class A2, 3.47%, 03/25/31	500	481,332
Series K-1512, Class A2, 2.99%, 05/25/31	730	687,381
Series K-1512, Class A3, 3.06%, 04/25/34	450	405,354
Series K-1513, Class A3, 2.80%, 08/25/34	1,015	892,815
Series K-1516, Class A2, 1.72%, 05/25/35	1,000	788,098
Series K-1517, Class A2, 1.72%, 07/25/35	1,500	1,189,330
Series K-1518, Class A2, 1.86%, 10/25/35	500	395,893
Series K152, Class A1, 2.83%, 05/25/30	858	830,999
Series K152, Class A2, 3.08%, 01/25/31	250	237,394
Series K-1520, Class A2, 2.44%, 02/25/36	1,000	823,940
Series K-1521, Class A2, 2.18%, 08/25/36	1,000	795,403
Schedule of Investments
6

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® CMBS ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
Series K153, Class A3, 3.12%, 10/25/31(a)	$500	$470,372
Series K154, Class A3, 3.46%, 11/25/32(a)	345	326,068
Series K155, Class A1, 3.75%, 11/25/29	303	299,751
Series K156, Class A3, 3.70%, 06/25/33(a)	500	475,729
Series K157, Class A2, 3.99%, 05/25/33(a)	826	815,517
Series K159, Class A2, 3.95%, 11/25/30(a)	833	821,230
Series K740, Class A2, 1.47%, 09/25/27	2,400	2,319,777
Series K741, Class A2, 1.60%, 12/25/27	1,069	1,029,341
Series K742, Class A2, 1.76%, 03/25/28	1,000	959,867
Series K742, Class AM, 1.37%, 04/25/28	1,400	1,327,652
Federal National Mortgage Association
Series 2013-M6, Class 1A2, 3.43%, 02/25/43(a)	116	113,777
Series 2017-M11, Class A2, 2.98%, 08/25/29	821	791,104
Series 2017-M4, Class A2, 2.63%, 12/25/26(a)	850	841,340
Series 2018-M1, Class A2, 3.08%, 12/25/27(a)	2,054	2,021,772
Series 2018-M13, Class A2, 3.88%, 09/25/30(a)	69	67,655
Series 2018-M7, Class A2, 3.13%, 03/25/28(a)	669	657,336
Series 2019-M1, Class A2, 3.68%, 09/25/28(a)	1,625	1,603,367
Series 2019-M2, Class A2, 3.75%, 11/25/28(a)	1,488	1,469,226
Series 2019-M22, Class A2, 2.52%, 08/25/29	794	754,516
Series 2019-M4, Class A2, 3.61%, 02/25/31	1,038	1,006,344
Series 2019-M5, Class A2, 3.27%, 02/25/29	2,144	2,095,189
Series 2019-M7, Class A2, 3.14%, 04/25/29	2,262	2,196,788
Series 2019-M9, Class A2, 2.94%, 06/25/29	1,823	1,764,853
Series 2020-M5, Class A2, 2.21%, 01/25/30	2,188	2,044,514
Series 2021-M17, Class A2, 1.71%, 07/25/31(a)	2,000	1,769,694
Series 2022-M1, Class A2, 1.72%, 10/25/31(a)	2,000	1,741,839
		133,108,452
Total U.S. Government Agency Obligations — 27.7% (Cost: $139,421,194)		133,108,452
Total Long-Term Investments — 99.4% (Cost: $491,859,204)		477,468,002
Security	Shares	Value
Short-Term Securities
Money Market Funds — 0.6%
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.61%(c)(d)	2,990,000	$2,990,000
Total Short-Term Securities — 0.6% (Cost: $2,990,000)		2,990,000
Total Investments — 100.0% (Cost: $494,849,204)		480,458,002
Other Assets Less Liabilities — 0.0%		106,038
Net Assets — 100.0%		$480,564,040

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/26	Shares Held at 04/30/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$4,990,000	$—	$(2,000,000)(a)	$—	$—	$2,990,000	2,990,000	$42,050	$—

(a)	Represents net amount purchased (sold).
7
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® CMBS ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Collateralized Mortgage Obligations	$—	$344,359,550	$—	$344,359,550
U.S. Government Agency Obligations	—	133,108,452	—	133,108,452
Short-Term Securities
Money Market Funds	2,990,000	—	—	2,990,000
	$2,990,000	$477,468,002	$—	$480,458,002
See notes to financial statements.
Schedule of Investments
8

Schedule of Investments (unaudited)
April 30, 2026
iShares® GNMA Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
U.S. Government Agency Obligations
Mortgage-Backed Securities — 100.4%
Government National Mortgage Association
1.50%, 10/20/51	$355	$278,439
2.00%, 07/20/50	31	25,263
2.00%, 08/20/50	627	517,427
2.00%, 09/20/50	8,178	6,748,531
2.00%, 12/20/50	1,129	931,682
2.00%, 01/20/51	4,587	3,779,845
2.00%, 02/20/51(a)	14,743	12,148,237
2.00%, 03/20/51	5,229	4,308,917
2.00%, 10/20/51	4,298	3,541,838
2.00%, 12/20/51	10,818	8,913,847
2.00%, 01/20/52	7,309	6,022,884
2.00%, 02/20/52	9,087	7,488,041
2.00%, 03/20/52	737	607,170
2.00%, 05/20/56(b)	3,544	2,915,116
2.50%, 01/15/28	0 (c)	391
2.50%, 02/20/28	1	1,040
2.50%, 01/20/31	38	37,049
2.50%, 07/20/35	787	747,892
2.50%, 04/20/43	10	8,791
2.50%, 12/20/46	913	794,354
2.50%, 01/20/47	89	77,217
2.50%, 06/20/50	2,490	2,136,130
2.50%, 08/20/50	8,658	7,392,826
2.50%, 09/20/50	3,213	2,743,781
2.50%, 01/20/51	2,610	2,237,791
2.50%, 02/20/51	4,314	3,696,946
2.50%, 05/20/51	7,571	6,488,043
2.50%, 07/20/51	8,864	7,596,093
2.50%, 08/20/51	7,664	6,567,209
2.50%, 09/20/51	5,698	4,882,502
2.50%, 12/20/51	3,280	2,811,039
2.50%, 03/20/52	6,028	5,165,522
2.50%, 04/20/52	4,785	4,100,882
2.50%, 05/20/52	759	650,030
2.50%, 06/20/52	889	761,526
2.50%, 05/20/56(b)	1,300	1,113,348
3.00%, 07/15/27	0 (c)	359
3.00%, 09/15/27	1	791
3.00%, 01/20/31	49	47,551
3.00%, 07/20/31	77	74,956
3.00%, 02/20/32	64	62,337
3.00%, 09/15/42	4	3,729
3.00%, 10/15/42	24	22,033
3.00%, 01/20/43	237	217,639
3.00%, 07/15/43	42	38,681
3.00%, 09/20/43	495	453,487
3.00%, 01/15/44	1,425	1,306,925
3.00%, 08/20/44	266	244,303
3.00%, 05/20/45	194	175,034
3.00%, 07/20/45	54	48,719
3.00%, 10/20/45	87	78,856
3.00%, 12/20/45	1,092	987,046
3.00%, 01/20/46	353	319,034
3.00%, 02/20/46	366	330,159
3.00%, 03/20/46	1,332	1,201,874
3.00%, 04/20/46	892	804,916
3.00%, 05/20/46	1,133	1,022,621
3.00%, 06/20/46	399	360,117
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.00%, 08/20/46	$2,639	$2,381,183
3.00%, 09/20/46	1,720	1,552,207
3.00%, 12/15/46	104	94,314
3.00%, 12/20/46	304	273,948
3.00%, 02/15/47	121	109,038
3.00%, 02/20/47	346	311,897
3.00%, 06/20/47	40	36,150
3.00%, 07/20/47	680	612,756
3.00%, 10/20/47	225	203,061
3.00%, 02/20/48	32	28,473
3.00%, 04/20/49	1,393	1,255,039
3.00%, 07/20/49	284	254,930
3.00%, 09/20/49	22	19,894
3.00%, 10/15/49	570	506,985
3.00%, 11/20/49	866	773,659
3.00%, 01/20/50	794	708,733
3.00%, 04/20/50	6,046	5,401,044
3.00%, 08/20/50	1,223	1,091,952
3.00%, 03/20/51	1,305	1,164,222
3.00%, 04/20/51	2,423	2,160,368
3.00%, 06/20/51	171	152,493
3.00%, 08/20/51	2,268	2,021,089
3.00%, 10/20/51	910	811,189
3.00%, 11/20/51	2,036	1,814,335
3.00%, 12/20/51	1,306	1,163,426
3.00%, 02/20/52	5,490	4,890,614
3.00%, 03/20/52	1,492	1,327,296
3.00%, 04/20/52	531	471,000
3.00%, 06/20/52	1,608	1,432,082
3.00%, 07/20/52	351	312,286
3.00%, 10/20/52	2,686	2,391,610
3.00%, 05/20/56(b)	2,475	2,203,861
3.50%, 11/15/26	0 (c)	68
3.50%, 02/20/27	0 (c)	351
3.50%, 01/20/31	16	15,602
3.50%, 07/20/32	47	46,237
3.50%, 09/15/41	3	2,628
3.50%, 06/20/42	1,878	1,761,249
3.50%, 09/15/42	6	5,453
3.50%, 09/20/42	82	77,225
3.50%, 10/15/42	3	2,635
3.50%, 10/20/42	195	183,092
3.50%, 11/15/42	17	15,816
3.50%, 11/20/42	640	600,405
3.50%, 12/20/42	68	63,966
3.50%, 02/20/43	591	551,650
3.50%, 03/15/43	22	20,716
3.50%, 05/15/43	22	20,892
3.50%, 06/15/43	95	89,352
3.50%, 04/20/45	189	175,113
3.50%, 06/20/45	70	64,871
3.50%, 09/20/45	2,100	1,941,175
3.50%, 11/20/45	8	7,076
3.50%, 12/20/45	52	48,463
3.50%, 03/20/46	266	245,658
3.50%, 04/20/46	42	38,777
3.50%, 06/20/46	406	375,770
3.50%, 07/20/46	2,388	2,205,230
3.50%, 11/20/46	7	6,676
3.50%, 12/20/46	102	93,854
3.50%, 01/20/47	37	33,725
9
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® GNMA Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.50%, 02/20/47	$89	$82,379
3.50%, 03/20/47	183	168,531
3.50%, 04/20/47	776	716,561
3.50%, 08/20/47	349	321,523
3.50%, 10/20/47	288	263,013
3.50%, 12/20/47	462	419,174
3.50%, 01/20/48	12	11,122
3.50%, 04/20/48	75	69,307
3.50%, 05/20/48	235	217,247
3.50%, 09/20/48	25	23,121
3.50%, 11/20/48	478	439,701
3.50%, 03/20/49	5,521	5,083,260
3.50%, 09/20/49	150	137,658
3.50%, 10/20/49	181	166,069
3.50%, 12/20/49	805	739,437
3.50%, 04/20/50	2,655	2,438,774
3.50%, 05/20/50	266	244,242
3.50%, 04/20/52	1,084	990,659
3.50%, 07/20/52	3,301	3,015,243
3.50%, 08/20/52	372	340,009
3.50%, 11/20/52	4,747	4,335,669
3.50%, 12/20/52	2,562	2,339,713
3.50%, 06/20/53	337	309,780
3.50%, 02/20/55	100	89,987
3.50%, 05/20/56(b)	5,875	5,309,761
4.00%, 07/20/26	0 (c)	18
4.00%, 02/15/41	5	4,466
4.00%, 03/15/41	4	3,828
4.00%, 04/15/41	15	14,777
4.00%, 05/15/41	3	3,267
4.00%, 12/15/41	5	4,546
4.00%, 01/15/42	3	2,465
4.00%, 02/15/42	14	12,865
4.00%, 03/15/42	24	23,019
4.00%, 05/15/42	6	5,368
4.00%, 08/15/42	5	5,230
4.00%, 09/20/42	148	142,663
4.00%, 04/15/44	20	19,151
4.00%, 05/15/44	34	32,579
4.00%, 08/20/44	17	16,473
4.00%, 10/20/44	186	177,410
4.00%, 03/20/45	759	725,201
4.00%, 08/15/45	2,338	2,231,053
4.00%, 08/20/45	297	283,761
4.00%, 09/20/45	4,621	4,411,764
4.00%, 10/20/45	4	3,551
4.00%, 01/20/46	6	5,989
4.00%, 03/20/46	72	68,391
4.00%, 07/20/46	7	6,693
4.00%, 09/20/46	210	200,117
4.00%, 11/20/46	81	76,874
4.00%, 12/15/46	14	13,370
4.00%, 05/20/47	21	19,691
4.00%, 06/20/47	1,175	1,119,797
4.00%, 07/20/47	237	225,838
4.00%, 08/20/47	5	4,413
4.00%, 11/20/47	70	66,647
4.00%, 03/20/48	45	42,967
4.00%, 04/20/48	316	300,310
4.00%, 05/20/48	2,397	2,280,736
4.00%, 06/20/48	855	813,627
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
4.00%, 07/20/48	$256	$243,554
4.00%, 11/20/48	426	405,206
4.00%, 09/15/49	148	140,806
4.00%, 01/20/50	331	313,881
4.00%, 02/20/50	7	6,828
4.00%, 09/20/52	704	664,086
4.00%, 10/20/52	1,781	1,679,399
4.00%, 12/20/52	459	432,390
4.00%, 05/20/53	1,082	1,020,167
4.00%, 06/20/53	2,236	2,108,856
4.00%, 03/20/54	187	174,792
4.00%, 12/20/54	2,383	2,225,122
4.00%, 02/20/55	652	608,038
4.00%, 03/20/55	124	115,460
4.00%, 05/20/56(b)	3,375	3,148,574
4.50%, 08/15/39	51	50,753
4.50%, 07/15/40	13	12,965
4.50%, 08/15/40	22	21,813
4.50%, 07/20/41	1,032	1,023,091
4.50%, 11/20/45	135	133,511
4.50%, 08/20/46	222	219,406
4.50%, 09/20/46	34	33,610
4.50%, 10/20/46	38	37,528
4.50%, 11/20/46	39	38,330
4.50%, 04/20/47	4	3,577
4.50%, 06/20/47	5	4,487
4.50%, 07/20/47	1,596	1,572,393
4.50%, 02/20/48	214	209,793
4.50%, 06/20/48	14	14,173
4.50%, 07/20/48	89	87,728
4.50%, 08/20/48	78	76,403
4.50%, 09/20/48	895	878,228
4.50%, 10/20/48	630	617,701
4.50%, 12/20/48	668	653,907
4.50%, 01/20/49	448	439,780
4.50%, 03/20/49	11	10,600
4.50%, 06/20/49	428	419,561
4.50%, 08/20/49	128	125,459
4.50%, 10/20/49	93	91,294
4.50%, 01/20/50	505	495,261
4.50%, 08/20/52	334	325,180
4.50%, 10/20/52	1,917	1,866,245
4.50%, 03/20/53	4,931	4,793,331
4.50%, 05/20/53	1,059	1,030,477
4.50%, 06/20/53	3,900	3,785,907
4.50%, 07/20/53	2,661	2,582,286
4.50%, 09/20/53	966	936,934
4.50%, 04/20/54	1,149	1,111,239
4.50%, 10/20/54	1,134	1,095,736
4.50%, 11/20/54	2,149	2,077,080
4.50%, 12/20/54	1,588	1,533,487
4.50%, 05/20/56(b)	7,250	6,990,586
5.00%, 07/15/39	12	12,111
5.00%, 07/20/42	74	74,947
5.00%, 07/20/46	28	28,455
5.00%, 04/20/48	30	30,075
5.00%, 05/20/48	157	158,224
5.00%, 11/20/48	36	36,067
5.00%, 12/20/48	35	35,552
5.00%, 01/20/49	103	103,648
5.00%, 04/20/49	6	6,544
Schedule of Investments
10

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® GNMA Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
5.00%, 09/20/50	$133	$134,874
5.00%, 07/20/52	2,968	2,961,431
5.00%, 08/20/52	701	700,021
5.00%, 09/20/52	1,504	1,502,231
5.00%, 11/20/52	597	596,338
5.00%, 12/20/52	2,558	2,554,765
5.00%, 01/20/53	913	911,639
5.00%, 04/20/53	2,424	2,419,751
5.00%, 05/20/53	7,972	7,958,115
5.00%, 06/20/53	927	924,412
5.00%, 07/20/53	3,667	3,658,716
5.00%, 11/20/53	948	944,021
5.00%, 02/20/54	1,162	1,157,357
5.00%, 03/20/54	5,182	5,159,979
5.00%, 09/20/54	448	444,816
5.00%, 10/20/54	352	350,206
5.00%, 11/20/54	7,705	7,657,034
5.00%, 12/20/54	2,522	2,506,163
5.00%, 08/20/55	3,449	3,423,448
5.00%, 01/20/56	1,986	1,971,317
5.00%, 02/20/56	526	521,667
5.00%, 05/20/56(b)	7,818	7,749,721
5.50%, 10/15/38	8	8,363
5.50%, 07/20/40	122	126,268
5.50%, 12/20/52	2,151	2,186,850
5.50%, 01/20/53	863	877,139
5.50%, 02/20/53	75	76,132
5.50%, 03/20/53	500	508,079
5.50%, 04/20/53	7,487	7,610,554
5.50%, 05/20/53	810	823,161
5.50%, 06/20/53	677	688,337
5.50%, 09/20/53	2,537	2,574,114
5.50%, 11/20/53	1,991	2,020,512
5.50%, 01/20/54	3,316	3,362,802
5.50%, 04/20/54	994	1,005,447
5.50%, 07/20/54	730	738,956
5.50%, 08/20/54	932	944,220
5.50%, 10/20/54	4,004	4,045,427
5.50%, 11/20/54	1,361	1,374,568
5.50%, 12/20/54	377	380,742
5.50%, 01/20/55	3,856	3,894,594
5.50%, 06/20/55	339	341,619
5.50%, 10/20/55	9,033	9,103,124
5.50%, 11/20/55	3,459	3,488,842
5.50%, 12/20/55	1,978	1,993,038
5.50%, 01/20/56	1,563	1,577,025
5.50%, 02/20/56	1,488	1,501,570
5.50%, 05/20/56(b)	2,700	2,718,974
6.00%, 09/20/38	12	12,287
6.00%, 02/20/53	162	166,918
6.00%, 09/20/53	1,871	1,916,302
6.00%, 10/20/53	910	931,841
6.00%, 12/20/53	738	756,081
6.00%, 06/20/54	554	566,372
6.00%, 08/20/54	4,334	4,433,578
6.00%, 09/20/54	1,338	1,369,318
6.00%, 10/20/54	1,995	2,039,859
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
6.00%, 11/20/54	$934	$955,081
6.00%, 08/20/55	2,017	2,056,380
6.00%, 09/20/55	4,811	4,906,362
6.00%, 10/20/55	353	360,014
6.00%, 11/20/55	441	450,940
6.00%, 01/20/56	231	236,426
6.00%, 02/20/56	1,665	1,703,900
6.00%, 03/20/56	2,495	2,558,293
6.00%, 05/20/56(b)	4,580	4,669,116
6.50%, 10/20/53	2,301	2,415,726
6.50%, 05/15/54(b)	2,075	2,167,363
6.50%, 06/20/54	2,294	2,396,767
6.50%, 07/20/54	3,511	3,667,708
6.50%, 12/20/55	1,576	1,643,918
		416,036,171
Total Long-Term Investments — 100.4% (Cost: $431,860,888)		416,036,171
	Shares
Short-Term Securities
Money Market Funds — 8.9%
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.61%(d)(e)	36,980,000	36,980,000
Total Short-Term Securities — 8.9% (Cost: $36,980,000)		36,980,000
Total Investments Before TBA Sales Commitments — 109.3% (Cost: $468,840,888)		453,016,171
	Par (000)
TBA Sales Commitments(b)
Mortgage-Backed Securities — (1.2)%
Government National Mortgage Association
2.00%, 05/20/56	(2,750)	(2,262,012)
5.50%, 05/20/56	(75)	(75,527)
6.00%, 05/20/56	(2,500)	(2,548,644)
Total TBA Sales Commitments — (1.2)% (Proceeds: $(4,903,871))		(4,886,183)
Total Investments, Net of TBA Sales Commitments — 108.1% (Cost: $463,937,017)		448,129,988
Liabilities in Excess of Other Assets — (8.1)%		(33,843,228)
Net Assets — 100.0%		$414,286,760

(a)	All or a portion of the security has been pledged as collateral in connection with outstanding TBA commitments.
(b)	Represents or includes a TBA transaction.
(c)	Rounds to less than 1,000.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
11
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® GNMA Bond ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/26	Shares Held at 04/30/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$36,420,000	$560,000 (a)	$—	$—	$—	$36,980,000	36,980,000	$628,361	$—

(a)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
U.S. Government Agency Obligations	$—	$416,036,171	$—	$416,036,171
Short-Term Securities
Money Market Funds	36,980,000	—	—	36,980,000
Liabilities
Investments
TBA Sales Commitments	—	(4,886,183)	—	(4,886,183)
	$36,980,000	$411,149,988	$—	$448,129,988
See notes to financial statements.
Schedule of Investments
12

Schedule of Investments (unaudited)
April 30, 2026
iShares® Treasury Floating Rate Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
U.S. Government Obligations
U.S. Government Obligations — 99.7%
U.S. Treasury Notes
3.74%, 01/31/27, (3-mo. U.S. Treasury money market yield + 0.10%)(a)	$901,176	$901,437,397
3.74%, 01/31/28, (3-mo. U.S. Treasury money market yield + 0.10%)(a)	865,453	865,830,009
3.75%, 04/30/28, (3-mo.Treasury money market yield + 0.103%)(a)	353,000	353,048,255
3.80%, 04/30/27, (3-mo. U.S. Treasury money market yield + 0.16%)(a)	906,387	907,364,232
3.80%, 07/31/27, (3-mo. U.S. Treasury money market yield + 0.16%)(a)	859,116	860,002,845
3.83%, 07/31/26, (3-mo. U.S. Treasury money market yield + 0.18%)(a)	884,091	884,441,333
3.83%, 10/31/27, (3-mo. U.S. Treasury money market yield + 0.19%)(a)	941,880	943,438,174
3.85%, 10/31/26, (3-mo. U.S. Treasury money market yield + 0.21%)(a)	961,016	961,777,464
		6,677,339,709
Total Long-Term Investments — 99.7% (Cost: $6,673,063,543)		6,677,339,709
Security	Shares	Value
Short-Term Securities
Money Market Funds — 0.3%
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.61%(b)(c)	24,480,000	$24,480,000
Total Short-Term Securities — 0.3% (Cost: $24,480,000)		24,480,000
Total Investments — 100.0% (Cost: $6,697,543,543)		6,701,819,709
Liabilities in Excess of Other Assets — (0.0)%		(2,854,468)
Net Assets — 100.0%		$6,698,965,241

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/26	Shares Held at 04/30/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$22,860,000	$1,620,000 (a)	$—	$—	$—	$24,480,000	24,480,000	$92,874	$—

(a)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
U.S. Government Obligations	$—	$6,677,339,709	$—	$6,677,339,709
Short-Term Securities
Money Market Funds	24,480,000	—	—	24,480,000
	$24,480,000	$6,677,339,709	$—	$6,701,819,709
See notes to financial statements.
13
2026 iShares Semi-Annual Financial Statements and Additional Information

Statements of Assets and Liabilities (unaudited)
April 30, 2026

	iShares CMBS ETF	iShares GNMA Bond ETF	iShares Treasury Floating Rate Bond ETF
ASSETS
Investments, at value—unaffiliated(a)	$477,468,002	$416,036,171	$6,677,339,709
Investments, at value—affiliated(b)	2,990,000	36,980,000	24,480,000
Cash	6,441	2,094,686	8,883
Receivables:
Investments sold	3,644,990	24,972	—
Securities lending income—affiliated	—	—	142
TBA sales commitments	—	4,903,871	—
Capital shares sold	—	2,215,494	10,177,963
Dividends—affiliated	8,836	109,695	16,952
Interest—unaffiliated	1,463,026	1,353,553	953,701
Total assets	485,581,295	463,718,442	6,712,977,350
LIABILITIES
TBA sales commitments, at value(c)	—	4,886,183	—
Payables:
Investments purchased	4,915,406	44,514,439	13,179,031
Investment advisory fees	101,849	31,060	833,078
Total liabilities	5,017,255	49,431,682	14,012,109
Commitments and contingent liabilities
NET ASSETS	$480,564,040	$414,286,760	$6,698,965,241
NET ASSETS CONSIST OF
Paid-in capital	$560,661,745	$461,876,077	$6,673,981,433
Accumulated earnings (loss)	(80,097,705)	(47,589,317)	24,983,808
NET ASSETS	$480,564,040	$414,286,760	$6,698,965,241
NET ASSET VALUE
Shares outstanding	9,850,000	9,350,000	132,300,000
Net asset value	$48.79	$44.31	$50.63
Shares authorized	Unlimited	Unlimited	Unlimited
Par value	None	None	None
(a) Investments, at cost—unaffiliated	$491,859,204	$431,860,888	$6,673,063,543
(b) Investments, at cost—affiliated	$2,990,000	$36,980,000	$24,480,000
(c) Proceeds from TBA sales commitments	$—	$4,903,871	$—
See notes to financial statements.
Statements of Assets and Liabilities
14

Statements of Operations (unaudited)
Six Months Ended April 30, 2026

	iShares CMBS ETF	iShares GNMA Bond ETF	iShares Treasury Floating Rate Bond ETF
INVESTMENT INCOME
Dividends—affiliated	$42,050	$628,361	$63,360
Interest—unaffiliated	9,518,111	7,893,888	124,404,057
Securities lending income—affiliated—net	—	—	29,514
Total investment income	9,560,161	8,522,249	124,496,931
EXPENSES
Investment advisory	619,084	197,525	4,856,367
Interest expense	—	109	—
Total expenses	619,084	197,634	4,856,367
Less:
Investment advisory fees waived	—	(15,391)	—
Total expenses after fees waived	619,084	182,243	4,856,367
Net investment income	8,941,077	8,340,006	119,640,564
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated	(458,412)	(136,672)	(31,394)
In-kind redemptions—unaffiliated(a)	—	—	421,713
	(458,412)	(136,672)	390,319
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated	(2,512,392)	(2,293,575)	6,219,054
	(2,512,392)	(2,293,575)	6,219,054
Net realized and unrealized gain (loss)	(2,970,804)	(2,430,247)	6,609,373
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$5,970,273	$5,909,759	$126,249,937
(a) See Note 2 of the Notes to Financial Statements.
See notes to financial statements.
15
2026 iShares Semi-Annual Financial Statements and Additional Information

Statements of Changes in Net Assets

	iShares CMBS ETF		iShares GNMA Bond ETF
	Six Months Ended 04/30/26 (unaudited)	Year Ended 10/31/25	Six Months Ended 04/30/26 (unaudited)	Year Ended 10/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$8,941,077	$15,681,247	$8,340,006	$15,021,725
Net realized loss	(458,412)	(3,588,396)	(136,672)	(712,206)
Net change in unrealized appreciation (depreciation)	(2,512,392)	17,827,119	(2,293,575)	10,005,787
Net increase in net assets resulting from operations	5,970,273	29,919,970	5,909,759	24,315,306
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(8,978,726)(b)	(15,472,487)	(8,257,725)(b)	(14,751,610)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(26,763,313)	39,875,630	40,076,646	54,139,356
NET ASSETS
Total increase (decrease) in net assets	(29,771,766)	54,323,113	37,728,680	63,703,052
Beginning of period	510,335,806	456,012,693	376,558,080	312,855,028
End of period	$480,564,040	$510,335,806	$414,286,760	$376,558,080

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.
Statements of Changes in Net Assets
16

Statements of Changes in Net Assets(continued)

	iShares Treasury Floating Rate Bond ETF
	Six Months Ended 04/30/26 (unaudited)	Year Ended 10/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$119,640,564	$287,194,067
Net realized gain	390,319	1,013,936
Net change in unrealized appreciation (depreciation)	6,219,054	2,175,636
Net increase in net assets resulting from operations	126,249,937	290,383,639
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(120,792,276)(b)	(292,784,636)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	182,119,315	(485,068,331)
NET ASSETS
Total increase (decrease) in net assets	187,576,976	(487,469,328)
Beginning of period	6,511,388,265	6,998,857,593
End of period	$6,698,965,241	$6,511,388,265

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.
17
2026 iShares Semi-Annual Financial Statements and Additional Information

Financial Highlights
(For a share outstanding throughout each period)

	iShares CMBS ETF
	Six Months Ended 04/30/26 (unaudited)	Year Ended 10/31/25	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21
Net asset value, beginning of period	$49.07	$47.50	$44.45	$45.06	$53.62	$54.88
Net investment income(a)	0.88	1.68	1.54	1.32	1.19	1.23
Net realized and unrealized gain (loss)(b)	(0.28)	1.56	3.03	(0.59)	(8.45)	(1.06)
Net increase (decrease) from investment operations	0.60	3.24	4.57	0.73	(7.26)	0.17
Distributions(c)
From net investment income	(0.88)(d)	(1.67)	(1.52)	(1.34)	(1.18)	(1.22)
From net realized gain	—	—	—	—	(0.12)	(0.21)
Total distributions	(0.88)	(1.67)	(1.52)	(1.34)	(1.30)	(1.43)
Net asset value, end of period	$48.79	$49.07	$47.50	$44.45	$45.06	$53.62
Total Return(e)
Based on net asset value	1.22%(f)	6.95%	10.38%	1.58%	(13.75)%	0.29%
Ratios to Average Net Assets(g)
Total expenses	0.25%(h)	0.25%	0.25%	0.25%	0.25%	0.25%
Net investment income	3.61%(h)	3.50%	3.29%	2.88%	2.39%	2.26%
Supplemental Data
Net assets, end of period (000)	$480,564	$510,336	$456,013	$382,308	$585,829	$820,386
Portfolio turnover rate(i)	13%	37%	33%	19%	21%	13%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights
18

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares GNMA Bond ETF
	Six Months Ended 04/30/26 (unaudited)	Year Ended 10/31/25	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21
Net asset value, beginning of period	$44.56	$43.45	$40.84	$42.62	$49.88	$50.93
Net investment income(a)	0.93	1.85	1.72	1.44	0.66	0.04
Net realized and unrealized gain (loss)(b)	(0.25)	1.09	2.63	(1.82)	(7.31)	(0.61)
Net increase (decrease) from investment operations	0.68	2.94	4.35	(0.38)	(6.65)	(0.57)
Distributions(c)
From net investment income	(0.93)(d)	(1.83)	(1.74)	(1.40)	(0.61)	(0.06)
Return of capital	—	—	—	—	—	(0.42)
Total distributions	(0.93)	(1.83)	(1.74)	(1.40)	(0.61)	(0.48)
Net asset value, end of period	$44.31	$44.56	$43.45	$40.84	$42.62	$49.88
Total Return(e)
Based on net asset value	1.52%(f)	6.96%	10.75%	(1.05)%	(13.42)%	(1.14)%
Ratios to Average Net Assets(g)
Total expenses	0.10%(h)	0.10%	0.10%	0.10%	0.10%	0.15%
Total expenses after fees waived	0.09%(h)	0.09%	0.09%	0.09%	0.09%	0.13%
Net investment income	4.22%(h)	4.25%	3.96%	3.30%	1.41%	0.08%
Supplemental Data
Net assets, end of period (000)	$414,287	$376,558	$312,855	$316,490	$330,278	$483,847
Portfolio turnover rate(i)(j)	133%	269%	283%	327%	313%	498%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions, if any.
(j) Includes mortgage dollar roll transactions (“MDRs”).
See notes to financial statements.
19
2026 iShares Semi-Annual Financial Statements and Additional Information

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares Treasury Floating Rate Bond ETF
	Six Months Ended 04/30/26 (unaudited)	Year Ended 10/31/25	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21
Net asset value, beginning of period	$50.59	$50.61	$50.73	$50.50	$50.26	$50.29
Net investment income (loss)(a)	0.93	2.15	2.64	2.53	1.05	(0.01)
Net realized and unrealized gain (loss)(b)	0.05	0.02	(0.03)	(0.04)	(0.44)	(0.01)
Net increase (decrease) from investment operations	0.98	2.17	2.61	2.49	0.61	(0.02)
Distributions(c)
Distributions from net investment income	(0.94)(d)	(2.19)	(2.73)	(2.26)	(0.37)	(0.01)
From net realized gain	—	—	—	—	(0.00)(e)	(0.00)(e)
Total distributions	(0.94)	(2.19)	(2.73)	(2.26)	(0.37)	(0.01)
Net asset value, end of period	$50.63	$50.59	$50.61	$50.73	$50.50	$50.26
Total Return(f)
Based on net asset value	1.95%(g)	4.41%	5.29%	5.05%	1.22%	(0.04)%
Ratios to Average Net Assets(h)
Total expenses	0.15%(i)	0.15%	0.15%	0.15%	0.15%	0.15%
Net investment income (loss)	3.70%(i)	4.26%	5.23%	5.00%	2.08%	(0.02)%
Supplemental Data
Net assets, end of period (000)	$6,698,965	$6,511,388	$6,998,858	$10,846,408	$3,782,823	$261,364
Portfolio turnover rate(j)	24%	40%	28%	14%	6%	74%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e) Rounds to less than $0.01.
(f) Where applicable, assumes the reinvestment of distributions.
(g) Not annualized.
(h) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i) Annualized.
(j) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights
20

Notes to Financial Statements (unaudited)
1. ORGANIZATION
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
iShares ETF	Diversification Classification
CMBS	Diversified
GNMA Bond	Diversified
Treasury Floating Rate Bond	Diversified
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Cash: The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
Segment Reporting: The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within each Fund’s financial statements.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment  Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date.  U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds' investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
21
2026 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
• Fixed-income investments and certain derivative instruments for which market quotations are readily available are generally valued using the last available bid price (including evaluated prices) provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots of securities in certain asset classes may trade at lower prices than institutional round lots, and the value ultimately realized when the securities are sold could differ from the prices used by a fund. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless BFA determines such method does not represent fair value.
• Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).  The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair  Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
• Level  2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.
For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.
Notes to Financial Statements
22

Notes to Financial Statements (unaudited) (continued)
Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.
TBA Commitments: TBA commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, a fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date, if there are expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.
To mitigate counterparty risk, a fund enters into a two-way collateral agreement for TBA transactions with certain counterparties. Under such agreement, the “in-the-money” party of a TBA transaction may at any time require the other party to pledge collateral assets (in the form of cash or securities) to offset any loss the in-the-money party would incur upon cancellation of the TBA transaction. A party is in-the-money if they are the buyer and the market value of the TBA transaction increases or if they are the seller and the market value of the TBA transaction decreases. Cash collateral received from the counterparty may be reinvested in money market funds, including those managed by the Funds’ investment adviser, or its affiliates. Such collateral, if any, is noted in the Schedule of Investments and the obligation to return the collateral is presented as a liability in the Statements of Assets and Liabilities. Securities pledged as collateral by a fund, if any, are noted in the Schedule of Investments.
Mortgage Dollar Roll Transactions: The Funds may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and a fund realizes gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.
5. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets.  BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:
iShares ETF	Investment Advisory Fees
CMBS	0.25%
GNMA Bond	0.10
Treasury Floating Rate Bond	0.15
Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses, if any, is a fund’s total annual operating expenses. Total expenses as shown in the Statement of Operations does not include acquired fund fees and expenses.
For the iShares GNMA Bond ETF, BFA has contractually agreed to waive a portion of its investment advisory fees for the Fund through February 28, 2029 in an amount equal to the acquired fund fees and expenses, if any, attributable to the Fund’s investments in other registered investment companies.
This amount is included in investment advisory fees waived in the Statement of Operation. For the six months ended April 30, 2026, the amounts waived in investment advisory fees pursuant to this arrangement were as follows:
iShares ETF	Amounts Waived
GNMA Bond	$15,391
Distributor: BlackRock Investments, LLC ("BRIL"), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Securities Lending: The U.S. Securities and Exchange Commission ("SEC") has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. ("BTC"), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions.  As securities lending agent, BTC bears all operational costs
23
2026 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares ETF Complex in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended April 30, 2026, the Funds paid BTC the following amounts for securities lending agent services:
iShares ETF	Amounts
Treasury Floating Rate Bond	$11,952
Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.
Other Transactions: Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate.  The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
6. PURCHASES AND SALES
For the six months ended April 30, 2026, purchases and sales of investments, including mortgage dollar rolls and excluding short-term securities and in-kind transactions, were as follows:
	U.S. Government Securities		Other Securities
iShares ETF	Purchases	Sales	Purchases	Sales
CMBS	$45,276,913	$46,526,659	$20,283,482	$46,160,108
GNMA Bond	566,897,235	527,676,326	—	—
Treasury Floating Rate Bond	1,762,152,904	1,493,892,014	—	—
For the six months ended April 30, 2026, in-kind transactions were as follows:
iShares ETF	In-kind Purchases	In-kind Sales
Treasury Floating Rate Bond	$797,883,408	$616,430,145
7. INCOME TAX INFORMATION
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes.  It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Notes to Financial Statements
24

Notes to Financial Statements (unaudited) (continued)
Management has analyzed tax laws and regulations and their application to the Funds as of April 30, 2026, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
As of October 31, 2025, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:
iShares ETF	Non-Expiring Capital Loss Carryforwards(a)
CMBS	$(66,304,732)
GNMA Bond	(32,403,361)
Treasury Floating Rate Bond	(155,637)

(a)	Amounts available to offset future realized capital gains.
As of April 30, 2026, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
CMBS	$495,289,795	$2,096,940	$(16,928,733)	$(14,831,793)
GNMA Bond	469,544,613	2,340,348	(18,851,102)	(16,510,754)
Treasury Floating Rate Bond	6,697,543,543	4,276,166	—	4,276,166
8. PRINCIPAL RISKS
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations.  Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Funds are not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
25
2026 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates during a period of historically low interest rates. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Funds’ performance.
Certain Funds invest a significant portion of their assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-backed securities. When a fund concentrates its investments in this manner, it assumes a greater risk of prepayment or payment extension by securities issuers. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions. Investment percentages in these securities are presented in the Schedule of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
9. CAPITAL SHARE TRANSACTIONS
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
	Six Months Ended 04/30/26		Year Ended 10/31/25
iShares ETF	Shares	Amount	Shares	Amount
CMBS
Shares sold	350,000	$17,290,572	2,600,000	$125,835,229
Shares redeemed	(900,000)	(44,053,885)	(1,800,000)	(85,959,599)
	(550,000)	$(26,763,313)	800,000	$39,875,630
GNMA Bond
Shares sold	1,100,000	$49,006,708	1,850,000	$80,137,122
Shares redeemed	(200,000)	(8,930,062)	(600,000)	(25,997,766)
	900,000	$40,076,646	1,250,000	$54,139,356
Treasury Floating Rate Bond
Shares sold	15,900,000	$803,636,006	47,100,000	$2,379,327,936
Shares redeemed	(12,300,000)	(621,516,691)	(56,700,000)	(2,864,396,267)
	3,600,000	$182,119,315	(9,600,000)	$(485,068,331)
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash.  Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars.  Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash.  Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, each Funds’ custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
10. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Notes to Financial Statements
26

Additional Information
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
 • Go to icsdelivery.com.
 • If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com.
27
2026 iShares Semi-Annual Financial Statements and Additional Information

Glossary of Terms Used in these Financial Statements

Portfolio Abbreviation
TBA	To-Be-Announced
Glossary of Terms Used in this Report
28

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Want to know more?
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This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Bloomberg Index Services Limited, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

April 30, 2026

2026 Semi-Annual Financial Statements and Additional Information (Unaudited)

iShares Trust
• iShares 0-5 Year Investment Grade Corporate Bond ETF | SLQD | NASDAQ
• iShares Aaa - A Rated Corporate Bond ETF | QLTA | NYSE Arca
• iShares BB Rated Corporate Bond ETF | HYBB | NYSE Arca
• iShares Convertible Bond ETF | ICVT | Cboe BZX Exchange
• iShares Floating Rate Bond ETF | FLOT | Cboe BZX Exchange
• iShares USD Green Bond ETF | BGRN | NASDAQ

2

Schedule of Investments (unaudited)
April 30, 2026
iShares® 0-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Advertising — 0.1%
Omnicom Group, Inc.
2.45%, 04/30/30	$425	$390,402
4.20%, 06/01/30	405	397,796
4.75%, 03/30/30(a)	475	476,581
		1,264,779
Aerospace & Defense — 1.6%
Boeing Co.(The)
2.70%, 02/01/27	740	731,341
2.95%, 02/01/30	545	515,057
3.10%, 05/01/26	625	625,000
3.20%, 03/01/29(a)	785	757,067
3.25%, 02/01/28	855	838,208
3.63%, 02/01/31	1,025	977,811
5.04%, 05/01/27	1,565	1,573,185
5.15%, 05/01/30	3,363	3,418,566
6.26%, 05/01/27	625	635,427
6.30%, 05/01/29	1,150	1,205,443
General Dynamics Corp.
1.15%, 06/01/26	485	483,804
2.13%, 08/15/26(a)	495	492,423
2.63%, 11/15/27	165	161,420
3.50%, 04/01/27(a)	640	637,500
3.63%, 04/01/30	795	772,971
3.75%, 05/15/28(a)	857	851,110
General Electric Co., 4.30%, 07/29/30	740	738,783
HEICO Corp., 5.25%, 08/01/28	515	523,909
Honeywell Aerospace, Inc.
3.90%, 03/16/28(b)	1,125	1,116,750
4.00%, 03/16/29(b)	935	925,028
4.30%, 03/16/31(b)	1,910	1,886,647
Howmet Aerospace, Inc., 3.00%, 01/15/29	600	578,431
L3Harris Technologies, Inc.
1.80%, 01/15/31	270	237,098
3.85%, 12/15/26(a)	410	409,074
4.40%, 06/15/28	1,462	1,462,130
5.05%, 06/01/29	655	666,087
5.40%, 01/15/27	985	993,046
Lockheed Martin Corp.
4.15%, 08/15/28(a)	365	364,910
4.40%, 08/15/30	525	524,989
4.45%, 05/15/28(a)	440	441,993
4.50%, 02/15/29	550	553,367
5.10%, 11/15/27	510	517,726
Northrop Grumman Corp.
3.20%, 02/01/27(a)	603	598,946
3.25%, 01/15/28	1,500	1,474,376
4.40%, 05/01/30(a)	543	542,182
4.60%, 02/01/29	422	424,794
4.65%, 07/15/30	360	362,303
RTX Corp.
2.25%, 07/01/30	805	738,011
2.65%, 11/01/26(a)	565	560,498
3.13%, 05/04/27	849	840,106
3.50%, 03/15/27(a)	880	875,483
4.13%, 11/16/28	2,385	2,374,968
5.75%, 11/08/26	970	976,977
5.75%, 01/15/29	460	476,486
6.00%, 03/15/31	765	813,034
		37,674,465
Security	Par (000)	Value
Agriculture — 1.4%
Altria Group, Inc.
2.63%, 09/16/26(a)	$464	$461,594
3.40%, 05/06/30	550	526,550
4.50%, 08/06/30	330	328,740
4.80%, 02/14/29(a)	1,475	1,485,997
4.88%, 02/04/28	200	201,633
6.20%, 11/01/28	420	437,110
Archer-Daniels-Midland Co.
2.50%, 08/11/26(a)	880	876,490
3.25%, 03/27/30	810	776,412
BAT Capital Corp.
2.26%, 03/25/28	1,385	1,330,937
2.73%, 03/25/31	905	828,014
3.22%, 09/06/26(a)	863	860,333
3.46%, 09/06/29	460	444,668
3.56%, 08/15/27	1,622	1,604,835
4.70%, 04/02/27	811	813,969
4.91%, 04/02/30	810	818,169
5.83%, 02/20/31	705	738,219
6.34%, 08/02/30	820	874,479
BAT International Finance PLC
4.45%, 03/16/28	780	779,943
5.93%, 02/02/29	840	870,409
Bunge Ltd. Finance Corp.
3.25%, 08/15/26(a)	655	652,432
3.75%, 09/25/27	320	317,593
4.20%, 09/17/29	720	713,364
4.55%, 08/04/30	510	508,801
Philip Morris International, Inc.
1.75%, 11/01/30	595	528,266
2.10%, 05/01/30	630	574,872
3.13%, 08/17/27(a)	385	380,086
3.13%, 03/02/28	310	303,802
3.38%, 08/15/29	591	572,442
3.88%, 10/27/28	390	386,529
4.00%, 10/29/30	635	622,278
4.13%, 04/28/28	515	513,827
4.13%, 04/27/29	265	263,500
4.38%, 11/01/27	595	596,453
4.38%, 04/30/30	595	592,343
4.63%, 11/01/29	600	604,055
4.75%, 02/12/27	655	658,742
4.88%, 02/15/28	1,165	1,176,321
4.88%, 02/13/29	770	779,821
5.13%, 11/17/27	1,170	1,183,326
5.13%, 02/15/30	1,645	1,680,450
5.13%, 02/13/31	500	511,792
5.25%, 09/07/28	545	556,105
5.50%, 09/07/30	600	622,587
5.63%, 11/17/29	975	1,010,088
		31,368,376
Airlines — 0.2%
Delta Air Lines, Inc.
3.75%, 10/28/29	460	442,698
4.38%, 04/19/28	270	268,414
4.95%, 07/10/28	835	840,079
5.25%, 07/10/30	783	788,873
Southwest Airlines Co.
2.63%, 02/10/30	384	353,589
4.38%, 11/15/28	565	560,480
3
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® 0-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Airlines (continued)
5.13%, 06/15/27	$1,295	$1,300,943
		4,555,076
Apparel — 0.2%
NIKE, Inc.
2.38%, 11/01/26(a)	795	788,058
2.75%, 03/27/27	762	753,836
2.85%, 03/27/30	1,130	1,067,556
Ralph Lauren Corp., 2.95%, 06/15/30	555	523,062
Tapestry, Inc., 5.10%, 03/11/30	500	506,092
		3,638,604
Auto Manufacturers — 4.2%
American Honda Finance Corp.
1.30%, 09/09/26	497	491,896
1.80%, 01/13/31(a)	415	361,843
2.00%, 03/24/28	615	586,932
2.25%, 01/12/29	540	507,617
2.30%, 09/09/26	455	451,467
2.35%, 01/08/27	365	360,692
3.50%, 02/15/28	330	324,323
4.15%, 01/08/29	455	449,718
4.25%, 09/01/28	525	521,572
4.40%, 10/05/26(a)	575	575,259
4.40%, 09/05/29	575	569,991
4.45%, 10/22/27	585	584,632
4.45%, 01/08/31(a)	400	393,555
4.50%, 09/04/30	585	577,713
4.55%, 07/09/27	240	240,288
4.55%, 03/03/28	475	475,120
4.60%, 04/17/30	510	506,184
4.70%, 01/12/28(a)	430	431,150
4.80%, 03/05/30	335	335,193
4.90%, 03/12/27(a)	545	547,978
4.90%, 07/09/27	605	608,169
4.90%, 03/13/29(a)	565	569,221
5.13%, 07/07/28	635	642,626
5.25%, 07/07/26	877	878,523
5.65%, 11/15/28	645	661,393
5.85%, 10/04/30	180	187,188
Series A, 4.55%, 04/10/28	145	145,041
Series A, 4.90%, 04/10/31	475	474,094
Cummins, Inc.
1.50%, 09/01/30	650	577,481
4.70%, 02/15/31	145	146,486
4.90%, 02/20/29	435	441,931
Ford Motor Co., 4.35%, 12/08/26	1,080	1,077,185
Ford Motor Credit Co. LLC
2.70%, 08/10/26	1,065	1,059,349
2.90%, 02/16/28	582	560,101
2.90%, 02/10/29	612	574,676
3.82%, 11/02/27	577	566,897
4.00%, 11/13/30	1,650	1,549,685
4.13%, 08/17/27	960	948,292
4.27%, 01/09/27	740	736,853
4.54%, 08/01/26	680	679,848
4.95%, 05/28/27	1,115	1,114,594
4.97%, 04/06/29	455	451,101
5.11%, 05/03/29	1,180	1,172,976
5.13%, 11/05/26	805	806,980
5.30%, 09/06/29	705	703,103
5.42%, 04/09/31	1,100	1,090,759
Security	Par (000)	Value
Auto Manufacturers (continued)
5.73%, 09/05/30	$975	$982,609
5.80%, 03/05/27	1,165	1,173,430
5.80%, 03/08/29	1,250	1,266,221
5.85%, 05/17/27	1,135	1,144,310
5.88%, 11/07/29	970	984,538
5.92%, 03/20/28	755	765,516
6.05%, 03/05/31	600	610,498
6.80%, 05/12/28	1,105	1,138,572
6.80%, 11/07/28	1,160	1,202,207
6.95%, 06/10/26	795	796,856
7.20%, 06/10/30	655	692,901
7.35%, 11/04/27(a)	1,140	1,175,066
7.35%, 03/06/30	905	958,827
General Motors Co.
4.20%, 10/01/27	415	413,140
5.00%, 10/01/28	515	519,192
5.35%, 04/15/28	580	587,928
5.40%, 10/15/29	855	873,554
5.63%, 04/15/30	530	545,755
6.80%, 10/01/27(a)	825	847,784
General Motors Financial Co, Inc., 4.75%, 04/06/29	400	400,906
General Motors Financial Co., Inc.
1.50%, 06/10/26	1,090	1,086,568
2.35%, 02/26/27	765	752,477
2.35%, 01/08/31	710	635,718
2.40%, 04/10/28	760	730,407
2.40%, 10/15/28	800	759,934
2.70%, 08/20/27	715	698,793
3.60%, 06/21/30	815	778,043
4.00%, 10/06/26	587	586,349
4.20%, 10/27/28	595	589,875
4.30%, 04/06/29	845	836,806
4.35%, 01/17/27	917	916,109
4.60%, 01/08/31(a)	655	647,686
4.90%, 10/06/29	725	729,448
5.00%, 04/09/27(a)	955	960,384
5.00%, 07/15/27	450	452,725
5.05%, 04/04/28	935	943,308
5.35%, 07/15/27	695	701,884
5.35%, 01/07/30	885	902,624
5.40%, 05/08/27	730	737,206
5.45%, 07/15/30	745	763,166
5.55%, 07/15/29	950	972,789
5.65%, 01/17/29(a)	405	414,262
5.75%, 02/08/31	745	770,688
5.80%, 06/23/28	1,010	1,034,065
5.80%, 01/07/29	1,130	1,162,327
5.85%, 04/06/30(a)	725	752,426
6.00%, 01/09/28	805	822,346
Honda Motor Co. Ltd.
2.53%, 03/10/27	770	758,815
4.44%, 07/08/28	590	588,944
4.69%, 07/08/30	965	960,474
Mercedes-Benz Finance North America LLC, 8.50%, 01/18/31	1,080	1,251,828
PACCAR Financial Corp.
4.45%, 08/06/27(a)	505	507,957
4.55%, 03/03/28	470	474,219
4.60%, 01/31/29	465	470,668
5.00%, 05/13/27	420	424,494
Schedule of Investments
4

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® 0-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Auto Manufacturers (continued)
5.20%, 11/09/26	$185	$186,036
Toyota Motor Corp.
2.76%, 07/02/29	415	396,299
3.67%, 07/20/28	390	386,108
4.19%, 06/30/27(a)	375	375,687
4.45%, 06/30/30(a)	430	430,542
5.12%, 07/13/28	430	438,118
5.28%, 07/13/26(a)	490	490,550
Toyota Motor Credit Corp.
1.13%, 06/18/26	875	871,557
1.15%, 08/13/27	320	308,458
1.65%, 01/10/31(a)	435	382,798
1.90%, 01/13/27	533	525,835
1.90%, 04/06/28	475	455,707
2.15%, 02/13/30	673	620,536
3.05%, 03/22/27(a)	1,065	1,056,599
3.05%, 01/11/28	315	309,512
3.20%, 01/11/27(a)	629	624,983
3.38%, 04/01/30	590	567,573
3.65%, 01/08/29(a)	465	458,063
4.05%, 09/05/28(a)	600	598,399
4.35%, 10/08/27	935	938,244
4.45%, 05/18/26	1,245	1,245,212
4.45%, 06/29/29	610	612,125
4.50%, 05/14/27	860	863,425
4.55%, 08/07/26(a)	615	615,509
4.55%, 09/20/27	905	910,673
4.55%, 08/09/29	795	799,788
4.55%, 05/17/30	580	582,906
4.60%, 01/08/27(a)	360	361,103
4.63%, 01/12/28(a)	775	781,739
4.65%, 01/05/29	655	661,663
4.80%, 05/15/30	700	708,962
4.95%, 01/09/30	545	554,556
5.00%, 08/14/26	550	551,502
5.05%, 05/16/29	785	801,422
5.10%, 03/21/31(a)	140	143,598
5.20%, 05/15/26	570	570,219
5.25%, 09/11/28	580	593,331
5.40%, 11/20/26(a)	795	801,187
5.45%, 11/10/27	500	509,596
5.55%, 11/20/30	855	891,559
Series B, 3.75%, 01/12/28(a)	475	472,120
Series B, 4.05%, 03/13/29	650	645,797
Series B, 4.20%, 01/10/31(a)	600	593,205
Series B, 5.00%, 03/19/27(a)	690	696,160
		97,762,258
Auto Parts & Equipment — 0.1%
BorgWarner, Inc.
2.65%, 07/01/27(a)	805	789,048
4.95%, 08/15/29	445	450,191
Lear Corp., 3.80%, 09/15/27	380	376,622
Magna International, Inc., 2.45%, 06/15/30	550	506,035
		2,121,896
Banks — 30.8%
Australia & New Zealand Banking Group Ltd./New York
3.92%, 09/30/27	440	438,988
4.42%, 12/16/26	420	420,592
4.62%, 12/16/29	680	688,467
Security	Par (000)	Value
Banks (continued)
4.75%, 01/18/27(a)	$815	$819,209
4.90%, 07/16/27	460	464,366
Series A, 3.92%, 12/08/28	415	412,138
Series A, 4.36%, 06/18/28	280	280,933
Banco Bilbao Vizcaya, 4.97%, 05/08/31	600	600,494
Banco Bilbao Vizcaya Argentaria SA
4.15%, 03/03/29	600	592,715
5.38%, 03/13/29	717	734,071
6.14%, 09/14/28, (1-year CMT + 2.70%)(c)	240	245,130
Banco Santander SA
1.72%, 09/14/27, (1-year CMT + 0.90%)(c)	1,205	1,192,562
2.75%, 12/03/30	1,110	1,004,215
2.96%, 03/25/31(a)	400	366,889
3.31%, 06/27/29	700	675,040
3.49%, 05/28/30	645	614,795
3.80%, 02/23/28	897	885,870
4.18%, 03/24/28, (1-year CMT + 2.00%)(c)	1,270	1,265,670
4.25%, 04/11/27(a)	897	897,404
4.38%, 04/12/28	1,057	1,054,039
4.55%, 11/06/30	880	868,400
4.60%, 04/15/29	600	598,785
4.87%, 04/15/31	1,000	997,236
5.29%, 08/18/27	1,410	1,424,170
5.37%, 07/15/28, (1-year CMT + 0.95%)(c)	1,100	1,110,488
5.54%, 03/14/30, (1-year CMT + 1.45%)(c)	1,000	1,022,538
5.55%, 03/14/28, (1-year CMT + 1.25%)(c)	460	463,735
5.57%, 01/17/30	760	780,050
5.59%, 08/08/28	1,200	1,226,840
6.53%, 11/07/27, (1-year CMT + 1.65%)(c)	850	859,314
6.61%, 11/07/28	955	1,003,011
Bank of America Corp.
1.73%, 07/22/27, (1-day SOFR + 0.96%)(c)	4,268	4,242,533
2.09%, 06/14/29, (1-day SOFR + 1.06%)(c)	2,305	2,193,442
2.50%, 02/13/31, (3-mo. CME Term SOFR + 1.25%)(c)	2,655	2,458,267
2.55%, 02/04/28, (1-day SOFR + 1.05%)(c)	1,760	1,735,435
2.59%, 04/29/31, (1-day SOFR + 2.15%)(c)	2,200	2,035,099
2.88%, 10/22/30, (3-mo. CME Term SOFR + 1.45%)(c)	1,480	1,399,322
3.19%, 07/23/30, (3-mo. CME Term SOFR + 1.44%)(c)	1,939	1,858,648
3.25%, 10/21/27	1,740	1,718,649
3.42%, 12/20/28, (3-mo. CME Term SOFR + 1.30%)(c)	4,520	4,444,024
3.59%, 07/21/28, (3-mo. CME Term SOFR + 1.63%)(c)	1,502	1,486,744
3.71%, 04/24/28, (3-mo. CME Term SOFR + 1.77%)(c)	1,465	1,455,090
3.82%, 01/20/28, (3-mo. CME Term SOFR + 1.84%)(a)(c)	1,985	1,977,158
3.97%, 03/05/29, (3-mo. CME Term SOFR + 1.33%)(c)	1,905	1,887,663
3.97%, 02/07/30, (3-mo. CME Term SOFR + 1.47%)(c)	2,315	2,280,618
4.25%, 10/22/26	1,535	1,535,062
4.27%, 07/23/29, (3-mo. CME Term SOFR + 1.57%)(c)	2,380	2,367,583
4.38%, 04/27/28, (1-day SOFR + 1.58%)(c)	1,835	1,834,183
4.48%, 04/23/30, (1-day SOFR + 0.87%)(c)	2,425	2,416,984
4.62%, 05/09/29, (1-day SOFR + 1.11%)(c)	1,830	1,834,328
4.95%, 07/22/28, (1-day SOFR + 2.04%)(c)	2,228	2,241,349
5
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® 0-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
4.98%, 01/24/29, (1-day SOFR + 0.83%)(c)	$1,975	$1,990,796
5.16%, 01/24/31, (1-day SOFR + 1.00%)(c)	1,015	1,033,802
5.20%, 04/25/29, (1-day SOFR + 1.63%)(c)	2,660	2,694,338
5.82%, 09/15/29, (1-day SOFR + 1.57%)(c)	2,160	2,221,272
5.93%, 09/15/27, (1-day SOFR + 1.34%)(c)	1,120	1,125,727
6.20%, 11/10/28, (1-day SOFR + 1.99%)(c)	1,570	1,610,457
Series L, 4.18%, 11/25/27(a)	1,722	1,717,412
Bank of America N.A., 5.53%, 08/18/26	1,660	1,664,482
Bank of Montreal
1.25%, 09/15/26	1,017	1,006,238
2.65%, 03/08/27	875	864,147
4.06%, 09/22/28, (1-day SOFR Index + 0.75%)(c)	890	886,172
4.64%, 09/10/30, (1-day SOFR + 1.25%)(c)	628	629,940
5.00%, 01/27/29, (1-day SOFR Index + 0.67%)(c)	630	635,391
5.20%, 02/01/28	870	882,613
5.27%, 12/11/26	760	765,194
5.30%, 06/05/26	1,070	1,071,137
5.37%, 06/04/27	522	528,318
5.72%, 09/25/28	730	751,006
Series f2f, 4.57%, 09/10/27, (1-day SOFR + 0.88%)(c)	840	840,419
Series H, 4.70%, 09/14/27	710	713,863
Series J, 4.34%, 03/19/30, (1-day SOFR + 0.89%)(a)(c)	525	522,278
Bank of New York Mellon Corp.(The)
1.05%, 10/15/26(a)	265	261,658
1.65%, 07/14/28	355	336,235
1.65%, 01/28/31(a)	375	331,750
2.05%, 01/26/27	455	448,764
2.45%, 08/17/26	620	617,200
2.80%, 05/04/26	385	384,905
3.00%, 10/30/28	360	348,549
3.25%, 05/16/27	430	426,780
3.30%, 08/23/29	540	520,470
3.40%, 01/29/28	687	679,027
3.85%, 04/28/28	615	612,530
Bank of Nova Scotia(The)
1.30%, 09/15/26(a)	825	816,555
1.35%, 06/24/26(a)	915	911,454
1.95%, 02/02/27(a)	640	629,231
2.70%, 08/03/26	940	936,915
2.95%, 03/11/27(a)	590	584,285
4.04%, 09/15/28, (1-day SOFR + 0.76%)(c)	595	591,832
4.25%, 02/02/30, (1-day SOFR + 0.73%)(c)	710	704,087
4.40%, 09/08/28, (1-day SOFR + 1.00%)(c)	995	994,481
4.85%, 02/01/30	995	1,006,907
4.93%, 02/14/29, (1-day SOFR + 0.89%)(c)	895	902,489
5.13%, 02/14/31, (1-day SOFR + 1.07%)(c)	740	753,007
5.25%, 06/12/28	500	510,225
5.35%, 12/07/26	1,080	1,087,953
5.40%, 06/04/27	445	450,399
5.45%, 08/01/29	495	510,420
Barclays PLC
2.28%, 11/24/27, (1-year CMT + 1.05%)(a)(c)	1,340	1,323,270
4.22%, 05/24/30, (1-day SOFR + 0.93%)(a)(c)	800	788,747
4.34%, 01/10/28(a)	1,220	1,216,648
4.48%, 11/11/29, (1-day SOFR + 1.08%)(c)	800	795,342
4.84%, 05/09/28	1,766	1,767,660
4.84%, 09/10/28, (1-day SOFR + 1.34%)(a)(c)	910	912,964
Security	Par (000)	Value
Banks (continued)
4.94%, 09/10/30, (1-day SOFR + 1.56%)(c)	$1,095	$1,100,082
4.97%, 05/16/29, (3-mo. SOFR US + 2.16%)(c)	1,385	1,393,024
5.09%, 02/25/29, (1-day SOFR + 0.96%)(c)	1,040	1,048,622
5.20%, 05/12/26	1,557	1,557,245
5.37%, 02/25/31, (1-day SOFR + 1.23%)(c)	1,000	1,018,271
5.50%, 08/09/28, (1-year CMT + 2.65%)(c)	1,600	1,617,052
5.67%, 03/12/28, (1-day SOFR + 1.49%)(c)	770	777,047
5.69%, 03/12/30, (1-day SOFR + 1.74%)(c)	1,530	1,568,942
5.83%, 05/09/27, (1-day SOFR + 2.21%)(c)	1,550	1,549,744
6.49%, 09/13/29, (1-day SOFR + 2.22%)(c)	1,010	1,051,206
6.50%, 09/13/27, (1-day SOFR + 1.88%)(c)	1,120	1,127,990
7.39%, 11/02/28, (1-year CMT + 3.30%)(c)	1,125	1,169,220
Blackstone Reg Finance Co. LLC, 4.30%, 11/03/30(a)	470	463,383
BPCE SA, 3.38%, 12/02/26	250	248,698
Canadian Imperial Bank of Commerce
1.25%, 06/22/26(a)	485	482,972
3.45%, 04/07/27	1,100	1,093,425
4.24%, 09/08/28, (1-day SOFR Index + 0.60%)(a)(c)	415	414,037
4.28%, 01/29/30, (1-day SOFR Index + 0.79%)(c)	740	734,318
4.51%, 09/11/27, (1-day SOFR + 0.93%)(c)	940	940,265
4.63%, 09/11/30, (1-day SOFR + 1.34%)(c)	565	565,711
4.86%, 01/13/28, (1-day SOFR + 0.72%)(c)	1,070	1,073,430
4.86%, 03/30/29, (1-day SOFR + 1.03%)(a)(c)	595	599,229
5.00%, 04/28/28	1,130	1,143,849
5.24%, 06/28/27	1,115	1,127,964
5.25%, 01/13/31, (1-day SOFR + 1.11%)(c)	675	689,505
5.26%, 04/08/29	875	894,592
5.93%, 10/02/26	210	211,541
5.99%, 10/03/28	565	584,494
Capital One NA
2.70%, 02/06/30	400	375,029
4.65%, 09/13/28	565	566,649
Citibank N.A.
4.58%, 05/29/27	1,770	1,779,233
4.84%, 08/06/29	1,165	1,180,399
4.88%, 11/19/27, (1-day SOFR + 0.71%)(c)	1,340	1,344,467
4.91%, 05/29/30	1,905	1,944,453
4.93%, 08/06/26	1,140	1,142,043
5.49%, 12/04/26(a)	1,690	1,702,549
5.80%, 09/29/28	1,870	1,937,132
Citigroup, Inc.
1.46%, 06/09/27, (1-day SOFR + 0.77%)(c)	2,315	2,307,469
2.67%, 01/29/31, (1-day SOFR + 1.15%)(c)	1,760	1,637,042
2.98%, 11/05/30, (1-day SOFR + 1.42%)(c)	1,770	1,674,081
3.07%, 02/24/28, (1-day SOFR + 1.28%)(a)(c)	1,895	1,873,784
3.20%, 10/21/26	2,405	2,396,709
3.40%, 05/01/26	420	420,000
3.52%, 10/27/28, (3-mo. CME Term SOFR + 1.41%)(c)	1,765	1,740,676
3.67%, 07/24/28, (3-mo. CME Term SOFR + 1.65%)(c)	1,925	1,906,844
3.89%, 01/10/28, (3-mo. CME Term SOFR + 1.82%)(a)(c)	2,035	2,027,277
3.98%, 03/20/30, (3-mo. CME Term SOFR + 1.60%)(c)	1,905	1,872,547
4.08%, 04/23/29, (3-mo. CME Term SOFR + 1.45%)(c)	1,155	1,146,026
4.13%, 07/25/28	1,680	1,666,649
Schedule of Investments
6

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® 0-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
4.30%, 11/20/26	$925	$925,834
4.41%, 03/31/31, (1-day SOFR + 3.91%)(c)	2,760	2,730,865
4.45%, 09/29/27	2,974	2,975,011
4.54%, 09/19/30, (1-day SOFR + 1.34%)(c)	2,340	2,332,029
4.64%, 05/07/28, (1-day SOFR + 1.14%)(c)	1,895	1,898,483
4.66%, 05/24/28, (1-day SOFR + 1.89%)(c)	1,220	1,222,816
4.79%, 03/04/29, (1-day SOFR + 0.87%)(c)	1,680	1,687,847
5.17%, 02/13/30, (1-day SOFR + 1.36%)(c)	2,345	2,380,143
Citizens Bank NA, 4.58%, 08/09/28, (1-day SOFR + 2.00%)(c)	520	520,640
Citizens Bank NA/Providence RI, 4.19%, 01/29/29, (1-day SOFR + 0.70%)(c)	250	248,285
Citizens Financial Group, Inc.
2.85%, 07/27/26	240	239,076
3.25%, 04/30/30	585	554,066
5.25%, 03/05/31, (1-day SOFR + 1.26%)(c)	565	572,502
5.84%, 01/23/30, (1-day SOFR + 2.01%)(c)	900	925,775
Commonwealth Bank of Australia, 4.15%, 10/01/30	440	436,265
Commonwealth Bank of Australia/New York
4.42%, 03/14/28	440	442,220
4.58%, 11/27/26	525	526,544
Commonwealth Bank of Australia/New York NY, Series C, 4.36%, 03/27/29	535	536,337
Cooperatieve Rabobank UA, 3.75%, 07/21/26	1,026	1,025,660
Cooperatieve Rabobank UA/New York
4.33%, 08/28/26	415	415,412
5.50%, 10/05/26	445	447,715
Cooperatieve Rabobank UA/NY
3.96%, 10/17/28	360	358,028
4.16%, 01/14/31	280	275,928
4.32%, 04/01/29	250	250,317
4.37%, 05/27/27	250	250,694
4.49%, 10/17/29	545	547,955
4.80%, 01/09/29	380	384,978
4.88%, 01/21/28	250	253,295
5.04%, 03/05/27	367	370,127
Deutsche Bank AG/New York NY
2.31%, 11/16/27, (1-day SOFR + 1.22%)(c)	1,305	1,289,643
2.55%, 01/07/28, (1-day SOFR + 1.32%)(c)	970	956,719
5.00%, 09/11/30, (1-day SOFR + 1.70%)(c)	930	933,721
5.37%, 01/10/29, (1-day SOFR + 1.21%)(c)	895	905,221
5.41%, 05/10/29	760	779,905
5.71%, 02/08/28, (1-day SOFR + 1.59%)(c)	702	707,746
6.72%, 01/18/29, (1-day SOFR + 3.18%)(c)	1,030	1,064,291
6.82%, 11/20/29, (1-day SOFR + 2.51%)(c)	1,130	1,184,948
7.15%, 07/13/27, (1-day SOFR + 2.52%)(c)	1,055	1,060,087
Fifth Third Bancorp
1.71%, 11/01/27, (1-day SOFR + 0.69%)(c)	830	818,880
2.55%, 05/05/27	455	447,387
3.95%, 03/14/28	463	459,429
4.77%, 07/28/30, (1-day SOFR Index + 2.13%)(c)	700	700,076
4.90%, 09/06/30, (1-day SOFR + 1.49%)(c)	500	501,397
6.34%, 07/27/29, (1-day SOFR + 2.34%)(c)	870	900,737
6.36%, 10/27/28, (1-day SOFR Index + 2.19%)(c)	675	692,437
Fifth Third Bank NA
2.25%, 02/01/27	322	317,510
4.97%, 01/28/28, (1-day SOFR + 0.81%)(c)	465	466,324
Security	Par (000)	Value
Banks (continued)
Fifth Third Financial Corp.
4.00%, 02/01/29(a)	$375	$369,448
5.98%, 01/30/30, (1-day SOFR + 2.16%)(c)	735	757,822
First Citizens BancShares, Inc., 5.23%, 03/12/31, (1-day SOFR + 1.41%)(c)	350	348,287
Goldman Sachs Bank USA/New York, 5.41%, 05/21/27, (1-day SOFR + 0.75%)(c)	2,030	2,031,207
Goldman Sachs Group, Inc., 4.59%, 04/20/30, (1-day SOFR + 0.99%)(c)	2,250	2,244,831
Goldman Sachs Group, Inc.(The)
1.54%, 09/10/27, (1-day SOFR + 0.82%)(c)	2,070	2,048,479
1.95%, 10/21/27, (1-day SOFR + 0.91%)(c)	3,315	3,276,725
2.60%, 02/07/30	1,585	1,477,348
2.64%, 02/24/28, (1-day SOFR + 1.11%)(c)	2,425	2,389,462
3.50%, 11/16/26	2,110	2,101,640
3.62%, 03/15/28, (1-day SOFR + 1.85%)(c)	2,637	2,617,876
3.69%, 06/05/28, (3-mo. CME Term SOFR + 1.77%)(c)	1,940	1,923,308
3.80%, 03/15/30	1,800	1,757,821
3.81%, 04/23/29, (3-mo. CME Term SOFR + 1.42%)(c)	1,900	1,872,922
3.85%, 01/26/27(a)	2,410	2,404,060
4.15%, 01/21/29, (1-day SOFR + 0.71%)(c)	2,905	2,883,943
4.15%, 10/21/29, (1-day SOFR + 0.90%)(c)	2,015	1,993,875
4.22%, 05/01/29, (3-mo. CME Term SOFR + 1.56%)(c)	2,745	2,725,899
4.39%, 06/15/27, (1-day SOFR + 1.51%)(c)	545	544,891
4.48%, 08/23/28, (1-day SOFR + 1.73%)(c)	1,935	1,935,067
4.69%, 10/23/30, (1-day SOFR + 1.14%)(c)	1,465	1,464,988
4.94%, 04/23/28, (1-day SOFR + 1.32%)(c)	1,135	1,140,154
5.05%, 07/23/30, (1-day SOFR + 1.21%)(c)	1,945	1,966,780
5.21%, 01/28/31, (1-day SOFR + 1.08%)(c)	1,520	1,543,531
5.22%, 04/23/31, (1-day SOFR + 1.58%)(c)	1,930	1,961,884
5.73%, 04/25/30, (1-day SOFR + 1.27%)(c)	1,935	1,992,533
5.95%, 01/15/27	655	662,814
6.48%, 10/24/29, (1-day SOFR + 1.77%)(c)	2,180	2,275,560
HSBC Holdings PLC
1.59%, 05/24/27, (1-day SOFR + 1.29%)(c)	475	474,020
2.01%, 09/22/28, (1-day SOFR + 1.73%)(c)	1,820	1,758,282
2.21%, 08/17/29, (1-day SOFR + 1.29%)(c)	1,480	1,403,103
2.25%, 11/22/27, (1-day SOFR + 1.10%)(a)(c)	775	765,654
3.90%, 05/25/26(a)	1,390	1,389,748
3.97%, 05/22/30, (3-mo. CME Term SOFR + 1.87%)(c)	2,160	2,114,735
4.04%, 03/13/28, (3-mo. CME Term SOFR + 1.81%)(c)	1,870	1,862,386
4.40%, 03/10/30, (1-day SOFR + 0.99%)(a)(c)	1,050	1,042,656
4.58%, 06/19/29, (3-mo. CME Term SOFR + 1.80%)(a)(c)	2,224	2,222,531
4.76%, 06/09/28, (1-day SOFR + 2.11%)(c)	1,675	1,678,728
4.90%, 03/03/29, (1-day SOFR + 1.03%)(c)	1,035	1,040,487
4.95%, 03/31/30	1,975	2,000,610
5.13%, 11/19/28, (1-day SOFR + 1.04%)(c)	1,360	1,371,057
5.13%, 03/03/31, (1-day SOFR + 1.29%)(c)	1,000	1,012,497
5.21%, 08/11/28, (1-day SOFR + 2.61%)(c)	1,997	2,012,844
5.29%, 11/19/30, (1-day SOFR + 1.29%)(c)	1,575	1,603,414
5.55%, 03/04/30, (1-day SOFR + 1.46%)(c)	1,145	1,171,620
5.60%, 05/17/28, (1-day SOFR + 1.06%)(a)(c)	1,340	1,354,793
5.89%, 08/14/27, (1-day SOFR + 1.57%)(c)	2,027	2,034,454
6.16%, 03/09/29, (1-day SOFR + 1.97%)(c)	1,560	1,603,570
7.39%, 11/03/28, (1-day SOFR + 3.35%)(c)	1,470	1,529,525
7
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® 0-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
HSBC USA, Inc.
4.65%, 06/03/28	$710	$714,772
5.29%, 03/04/27	720	727,378
Huntington Bancshares, Inc./Ohio
2.55%, 02/04/30	524	485,754
4.44%, 08/04/28, (1-day SOFR + 1.97%)(a)(c)	527	526,408
5.27%, 01/15/31, (1-day SOFR + 1.28%)(c)	805	818,237
6.21%, 08/21/29, (1-day SOFR + 2.02%)(c)	865	894,783
Huntington National Bank(The)
4.55%, 05/17/28, (1-day SOFR Index + 1.65%)(c)	585	585,000
4.87%, 04/12/28, (1-day SOFR + 0.72%)(c)	745	747,548
5.65%, 01/10/30	630	651,485
ING Groep NV
3.95%, 03/29/27	935	933,284
4.02%, 03/28/28, (1-day SOFR + 1.83%)(c)	935	931,035
4.05%, 04/09/29	765	756,405
4.55%, 10/02/28	985	987,368
4.86%, 03/25/29, (1-day SOFR + 1.01%)(c)	490	493,693
5.07%, 03/25/31, (1-day SOFR Index + 1.23%)(c)	615	621,708
5.34%, 03/19/30, (1-day SOFR + 1.44%)(c)	1,145	1,168,092
6.08%, 09/11/27, (1-day SOFR + 1.56%)(c)	910	914,640
JPMorgan Chase & Co.
1.47%, 09/22/27, (1-day SOFR + 0.77%)(c)	2,245	2,220,089
2.07%, 06/01/29, (1-day SOFR + 1.02%)(c)	1,645	1,566,710
2.18%, 06/01/28, (1-day SOFR + 1.89%)(c)	1,240	1,210,966
2.52%, 04/22/31, (1-day SOFR + 2.04%)(c)	1,384	1,280,347
2.74%, 10/15/30, (3-mo. CME Term SOFR + 1.51%)(c)	2,815	2,650,236
2.95%, 10/01/26(a)	2,230	2,221,689
2.95%, 02/24/28, (1-day SOFR + 1.17%)(c)	1,247	1,232,451
3.20%, 06/15/26(a)	1,295	1,293,650
3.51%, 01/23/29, (3-mo. CME Term SOFR + 1.21%)(c)	1,758	1,731,479
3.54%, 05/01/28, (3-mo. CME Term SOFR + 1.64%)(c)	1,805	1,789,796
3.63%, 12/01/27	995	984,793
3.70%, 05/06/30, (3-mo. CME Term SOFR + 1.42%)(c)	1,857	1,812,981
3.78%, 02/01/28, (3-mo. CME Term SOFR + 1.60%)(c)	2,055	2,045,888
4.01%, 04/23/29, (3-mo. CME Term SOFR + 1.38%)(c)	1,678	1,664,074
4.13%, 12/15/26	1,555	1,557,422
4.20%, 07/23/29, (3-mo. CME Term SOFR + 1.52%)(c)	2,025	2,011,963
4.25%, 10/01/27	1,245	1,245,618
4.32%, 04/26/28, (1-day SOFR + 1.56%)(c)	2,290	2,288,904
4.41%, 04/23/30, (1-day SOFR + 0.82%)(c)	2,050	2,041,257
4.45%, 12/05/29, (3-mo. CME Term SOFR + 1.59%)(c)	1,985	1,981,714
4.49%, 03/24/31, (3-mo. CME Term SOFR + 3.79%)(c)	2,260	2,252,631
4.51%, 10/22/28, (1-day SOFR + 0.86%)(c)	1,480	1,481,630
4.57%, 06/14/30, (1-day SOFR + 1.75%)(c)	1,455	1,454,872
4.60%, 10/22/30, (1-day SOFR + 1.04%)(c)	1,945	1,948,258
4.85%, 07/25/28, (1-day SOFR + 1.99%)(c)	2,655	2,668,663
4.92%, 01/24/29, (1-day SOFR + 0.80%)(c)	1,545	1,557,118
4.98%, 07/22/28, (1-day SOFR + 0.93%)(c)	1,580	1,590,278
5.00%, 07/22/30, (1-day SOFR + 1.13%)(c)	2,035	2,059,064
Security	Par (000)	Value
Banks (continued)
5.01%, 01/23/30, (1-day SOFR + 1.31%)(c)	$1,990	$2,013,307
5.04%, 01/23/28, (1-day SOFR + 1.19%)(c)	1,930	1,938,797
5.10%, 04/22/31, (1-day SOFR + 1.44%)(c)	1,200	1,222,327
5.14%, 01/24/31, (1-day SOFR + 1.01%)(c)	1,950	1,985,147
5.30%, 07/24/29, (1-day SOFR + 1.45%)(c)	1,980	2,012,842
5.57%, 04/22/28, (1-day SOFR + 0.93%)(c)	1,995	2,017,047
5.58%, 04/22/30, (1-day SOFR + 1.16%)(c)	1,937	1,991,440
6.07%, 10/22/27, (1-day SOFR + 1.33%)(c)	1,550	1,563,016
6.09%, 10/23/29, (1-day SOFR + 1.57%)(c)	1,665	1,725,569
7.63%, 10/15/26(a)	405	410,868
8.00%, 04/29/27	390	404,677
JPMorgan Chase Bank N.A., 5.11%, 12/08/26	2,040	2,053,440
Keybank National Association
3.40%, 05/20/26	320	319,806
5.85%, 11/15/27	570	580,926
KeyCorp
2.25%, 04/06/27	562	551,959
2.55%, 10/01/29	500	468,723
4.10%, 04/30/28	560	556,514
Lloyds Banking Group PLC
1.63%, 05/11/27, (1-year CMT + 0.85%)(c)	920	919,010
3.57%, 11/07/28, (3-mo. SOFR US + 1.47%)(c)	1,350	1,332,771
3.75%, 01/11/27	805	802,548
3.75%, 03/18/28, (1-year CMT + 1.80%)(c)	727	722,730
4.24%, 02/10/30, (1-year CMT + 0.60%)(c)	400	395,950
4.38%, 03/22/28	1,335	1,334,014
4.55%, 08/16/28	1,065	1,067,587
4.82%, 06/13/29, (1-year CMT + 0.83%)(c)	880	884,841
5.09%, 11/26/28, (1-year CMT + 0.85%)(c)	915	922,897
5.46%, 01/05/28, (1-year CMT + 1.38%)(a)(c)	1,225	1,232,950
5.72%, 06/05/30, (1-year CMT + 1.07%)(c)	1,145	1,181,250
5.87%, 03/06/29, (1-year CMT + 1.70%)(c)	1,035	1,059,763
5.99%, 08/07/27, (1-year CMT + 1.48%)(a)(c)	1,380	1,385,027
M&T Bank Corp.
4.83%, 01/16/29, (1-day SOFR + 0.93%)(c)	345	346,343
7.41%, 10/30/29, (1-day SOFR + 2.80%)(c)	745	793,747
Manufacturers & Traders Trust Co.
3.40%, 08/17/27	305	300,601
4.55%, 04/18/30, (1-day SOFR + 0.94%)(c)	250	249,333
4.70%, 01/27/28	930	935,388
4.76%, 07/06/28, (1-day SOFR + 0.95%)(c)	600	601,541
Mitsubishi UFJ Financial Group, Inc.
1.54%, 07/20/27, (1-year CMT + 0.75%)(c)	1,730	1,718,831
1.64%, 10/13/27, (1-year CMT + 0.67%)(c)	965	952,831
2.05%, 07/17/30	940	848,546
2.34%, 01/19/28, (1-year CMT + 0.83%)(c)	1,135	1,118,558
2.56%, 02/25/30	930	862,562
2.76%, 09/13/26	737	733,063
3.20%, 07/18/29	1,350	1,295,158
3.29%, 07/25/27	740	731,857
3.68%, 02/22/27	670	667,597
3.74%, 03/07/29(a)	1,240	1,219,150
3.96%, 03/02/28	992	985,375
4.05%, 09/11/28	685	680,218
4.08%, 04/19/28, (1-year CMT + 1.30%)(c)	690	687,792
4.59%, 04/18/30, (1-year CMT + 0.78%)(c)	200	200,226
5.02%, 07/20/28, (1-year CMT + 1.95%)(c)	1,065	1,071,986
5.16%, 04/24/31, (1-year CMT + 1.17%)(c)	600	608,759
5.20%, 01/16/31, (1-year CMT + 0.78%)(c)	830	843,886
5.24%, 04/19/29, (1-year CMT + 1.70%)(c)	480	486,514
5.26%, 04/17/30, (1-year CMT + 0.82%)(c)	720	732,134
Schedule of Investments
8

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® 0-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
5.35%, 09/13/28, (1-year CMT + 1.90%)(c)	$1,035	$1,046,827
5.42%, 02/22/29, (1-year CMT + 1.38%)(c)	760	771,769
5.48%, 02/22/31, (1-year CMT + 1.53%)(c)	200	205,314
Mizuho Financial Group, Inc.
1.23%, 05/22/27, (1-year CMT + 0.67%)(c)	1,145	1,142,845
1.55%, 07/09/27, (1-year CMT + 0.75%)(a)(c)	734	730,045
2.84%, 09/13/26(a)	645	641,709
2.87%, 09/13/30, (3-mo. CME Term SOFR + 1.57%)(c)	380	358,744
3.15%, 07/16/30, (3-mo. CME Term SOFR + 1.39%)(c)	585	559,213
3.17%, 09/11/27	735	724,218
3.26%, 05/22/30, (1-year CMT + 1.25%)(a)(c)	420	404,490
3.66%, 02/28/27	255	254,061
4.02%, 03/05/28	965	959,840
4.25%, 09/11/29, (3-mo. CME Term SOFR + 1.53%)(a)(c)	695	690,666
5.38%, 05/26/30, (1-year CMT + 1.12%)(c)	470	480,583
5.38%, 07/10/30, (1-year CMT + 1.08%)(c)	450	459,498
5.41%, 09/13/28, (1-year CMT + 2.05%)(c)	740	749,631
5.67%, 05/27/29, (1-year CMT + 1.50%)(c)	680	696,164
5.78%, 07/06/29, (1-year CMT + 1.65%)(c)	1,250	1,283,077
Morgan Stanley
1.51%, 07/20/27, (1-day SOFR + 0.86%)(c)	2,235	2,221,726
1.59%, 05/04/27, (1-day SOFR + 0.88%)(c)	2,602	2,601,400
2.48%, 01/21/28, (1-day SOFR + 1.00%)(c)	1,775	1,750,212
2.70%, 01/22/31, (1-day SOFR + 1.14%)(c)	2,625	2,442,406
3.13%, 07/27/26	2,450	2,439,093
3.59%, 07/22/28(c)	2,220	2,195,612
3.62%, 04/01/31, (1-day SOFR + 3.12%)(c)	2,000	1,921,936
3.63%, 01/20/27	2,555	2,546,369
3.77%, 01/24/29, (3-mo. CME Term SOFR + 1.40%)(c)	2,300	2,270,573
3.95%, 04/23/27	1,552	1,548,045
4.21%, 04/20/28, (1-day SOFR + 1.61%)(c)	1,900	1,895,671
4.24%, 01/09/30, (1-day SOFR + 0.80%)(c)	1,540	1,524,094
4.35%, 09/08/26	1,505	1,504,800
4.43%, 01/23/30, (3-mo. CME Term SOFR + 1.89%)(c)	2,355	2,343,072
4.56%, 04/10/30, (1-day SOFR Index + 0.96%)(c)	1,925	1,917,916
4.65%, 10/18/30, (1-day SOFR + 1.10%)(c)	2,380	2,375,953
4.99%, 04/12/29, (1-day SOFR + 1.38%)(c)	1,500	1,512,275
5.04%, 07/19/30, (1-day SOFR + 1.22%)(c)	1,785	1,804,759
5.12%, 02/01/29, (1-day SOFR + 1.73%)(c)	1,930	1,949,044
5.16%, 04/20/29, (1-day SOFR + 1.59%)(c)	2,010	2,032,177
5.17%, 01/16/30, (1-day SOFR + 1.45%)(c)	1,630	1,650,925
5.19%, 04/17/31, (1-day SOFR + 1.51%)(c)	1,880	1,909,623
5.23%, 01/15/31, (1-day SOFR + 1.11%)(c)	1,937	1,968,719
5.45%, 07/20/29, (1-day SOFR + 1.63%)(c)	1,800	1,832,337
5.65%, 04/13/28, (1-day SOFR + 1.01%)(c)	1,175	1,187,945
5.66%, 04/18/30, (1-day SOFR + 1.26%)(c)	1,520	1,561,402
6.25%, 08/09/26(a)	410	412,117
6.30%, 10/18/28, (1-day SOFR + 2.24%)(c)	1,640	1,681,873
6.41%, 11/01/29, (1-day SOFR + 1.83%)(c)	1,455	1,515,936
Series I, 4.13%, 10/18/29, (1-day SOFR + 0.91%)(c)	1,605	1,587,631
Morgan Stanley Bank N.A.
4.45%, 10/15/27, (1-day SOFR + 0.68%)(c)	1,375	1,375,895
4.95%, 01/14/28, (1-day SOFR + 1.08%)(c)	1,270	1,274,852
4.97%, 07/14/28, (1-day SOFR + 0.93%)(c)	950	955,500
Security	Par (000)	Value
Banks (continued)
5.02%, 01/12/29, (1-day SOFR + 0.91%)(c)	$1,555	$1,569,405
5.50%, 05/26/28, (1-day SOFR + 0.87%)(c)	1,740	1,759,132
5.88%, 10/30/26	1,420	1,431,717
Morgan Stanley Private Bank N.A.
4.20%, 11/17/28, (1-day SOFR + 0.78%)(c)	1,685	1,679,109
4.21%, 02/08/30, (1-day SOFR + 0.76%)(c)	1,775	1,755,478
4.47%, 07/06/28, (1-day SOFR + 0.77%)(c)	1,610	1,609,636
National Australia Bank Ltd./New York
2.50%, 07/12/26	685	682,865
3.85%, 12/13/28	270	267,709
3.91%, 06/09/27	1,080	1,077,842
4.15%, 01/13/31	255	252,358
4.31%, 06/13/28	590	591,542
4.50%, 10/26/27	780	784,416
4.53%, 06/13/30	660	664,082
4.79%, 01/10/29(a)	755	767,413
4.90%, 06/13/28	800	811,606
4.90%, 01/14/30	445	453,675
4.94%, 01/12/28	885	896,605
5.09%, 06/11/27(a)	610	616,862
National Bank of Canada
4.17%, 01/20/29, (1-day SOFR Index + 0.76%)(c)	560	557,273
4.50%, 10/10/29	800	799,786
4.95%, 02/01/28, (1-day SOFR + 0.80%)(c)	340	341,570
5.60%, 07/02/27, (1-day SOFR + 1.04%)(c)	359	359,655
5.60%, 12/18/28	695	715,057
NatWest Group PLC
1.64%, 06/14/27, (1-year CMT + 0.90%)(c)	1,337	1,331,731
3.07%, 05/22/28, (1-year CMT + 2.55%)(a)(c)	690	680,173
4.45%, 05/08/30, (3-mo. SOFR US + 2.13%)(c)	855	850,229
4.89%, 05/18/29, (3-mo. SOFR US + 2.01%)(c)	1,305	1,313,565
4.96%, 08/15/30, (1-year CMT + 1.22%)(c)	895	903,232
5.08%, 01/27/30, (3-mo. SOFR US + 2.17%)(c)	1,295	1,309,342
5.52%, 09/30/28, (1-year CMT + 2.27%)(c)	735	745,699
5.58%, 03/01/28, (1-year CMT + 1.10%)(c)	740	746,559
5.81%, 09/13/29, (1-year CMT + 1.95%)(c)	935	960,888
Northern Trust Corp.
1.95%, 05/01/30	870	793,722
3.15%, 05/03/29	345	334,497
3.65%, 08/03/28	290	286,999
4.00%, 05/10/27	385	384,611
4.15%, 11/19/30	405	401,828
Pinnacle Bank/Nashville, 5.63%, 02/15/28	285	287,020
Pinnacle Financial Partners, Inc., 6.17%, 11/01/30, (1-day SOFR + 2.35%)(c)	300	307,663
PNC Bank N.A.
2.70%, 10/22/29	540	508,416
3.10%, 10/25/27	800	787,717
3.25%, 01/22/28	530	521,611
4.05%, 07/26/28(a)	1,000	992,176
4.43%, 07/21/28, (1-day SOFR + 0.73%)(c)	830	830,291
4.54%, 05/13/27, (1-day SOFR + 0.63%)(c)	515	515,034
PNC Financial Services Group Inc. (The), 5.30%, 01/21/28, (1-day SOFR + 1.34%)(c)	755	759,869
PNC Financial Services Group, Inc.(The)
1.15%, 08/13/26(a)	485	481,143
2.55%, 01/22/30	1,450	1,353,740
2.60%, 07/23/26(a)	810	807,307
3.15%, 05/19/27	520	514,934
3.45%, 04/23/29	1,135	1,108,584
9
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® 0-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
4.08%, 01/26/29, (1-day SOFR + 0.61%)(c)	$950	$944,816
5.10%, 07/23/27, (1-day SOFR + 0.80%)(c)	830	831,178
5.22%, 01/29/31, (1-day SOFR + 1.07%)(c)	710	724,867
5.35%, 12/02/28, (1-day SOFR + 1.62%)(c)	775	785,945
5.49%, 05/14/30, (1-day SOFR + 1.20%)(c)	1,290	1,325,735
5.58%, 06/12/29, (1-day SOFR + 1.84%)(c)	1,925	1,970,911
6.62%, 10/20/27, (1-day SOFR Index + 1.73%)(c)	950	959,858
Regions Financial Corp.
1.80%, 08/12/28	380	357,424
5.72%, 06/06/30, (1-day SOFR + 1.49%)(c)	515	529,023
Royal Bank of Canada
1.15%, 07/14/26(a)	1,072	1,065,763
1.40%, 11/02/26	780	769,801
2.05%, 01/21/27(a)	534	526,555
3.63%, 05/04/27	950	946,062
4.00%, 11/03/28, (1-day SOFR + 0.70%)(c)	500	496,719
4.24%, 08/03/27	980	980,894
4.40%, 04/17/30, (1-day SOFR + 0.84%)(c)	925	920,904
4.50%, 08/06/29, (1-day SOFR + 0.89%)(c)	940	940,546
4.51%, 10/18/27, (1-day SOFR Index + 0.72%)(c)	705	705,473
4.52%, 10/18/28, (1-day SOFR Index + 0.86%)(c)	675	676,233
4.65%, 10/18/30, (1-day SOFR Index + 1.08%)(c)	1,539	1,543,170
4.72%, 03/27/28, (1-day SOFR Index + 0.81%)(a)(c)	880	882,805
4.88%, 01/19/27	1,045	1,050,876
4.90%, 01/12/28	620	626,915
4.95%, 02/01/29	810	824,110
4.97%, 01/24/29, (1-day SOFR + 0.83%)(c)	1,250	1,260,926
4.97%, 08/02/30, (1-day SOFR + 1.10%)(c)	665	672,873
5.07%, 07/23/27, (1-day SOFR + 0.79%)(c)	995	996,396
5.15%, 02/04/31, (1-day SOFR + 1.03%)(c)	1,246	1,266,637
5.20%, 07/20/26(a)	1,125	1,127,697
5.20%, 08/01/28	800	814,777
6.00%, 11/01/27	1,055	1,081,771
Santander Holdings USA, Inc.
2.49%, 01/06/28, (1-day SOFR + 1.25%)(a)(c)	725	714,282
3.24%, 10/05/26	570	567,258
4.40%, 07/13/27	777	776,163
5.35%, 09/06/30, (1-day SOFR + 1.94%)(c)	680	687,095
5.47%, 03/20/29, (1-day SOFR + 1.61%)(c)	680	689,312
5.74%, 03/20/31, (1-day SOFR + 1.88%)(c)	495	508,868
6.12%, 05/31/27, (1-day SOFR + 1.23%)(c)	410	410,600
6.17%, 01/09/30, (1-day SOFR + 2.50%)(c)	725	747,988
6.50%, 03/09/29, (1-day SOFR + 2.36%)(c)	795	819,650
6.57%, 06/12/29, (1-day SOFR + 2.70%)(c)	365	377,471
Santander U.K. Group Holdings PLC
1.67%, 06/14/27, (1-day SOFR + 0.99%)(c)	645	642,519
2.47%, 01/11/28, (1-day SOFR + 1.22%)(a)(c)	428	421,803
3.82%, 11/03/28, (3-mo. SOFR US + 1.66%)(c)	685	677,011
4.32%, 09/22/29, (1-day SOFR Index + 1.07%)(c)	1,110	1,101,023
4.86%, 09/11/30, (1-day SOFR Index + 1.55%)(c)	755	756,099
5.69%, 04/15/31, (1-day SOFR Index + 1.52%)(c)	800	823,162
6.53%, 01/10/29, (1-day SOFR + 2.60%)(c)	865	891,995
Security	Par (000)	Value
Banks (continued)
Standard Chartered Bank/New York, 4.85%, 12/03/27	$250	$252,145
State Street Bank & Trust Co.
4.59%, 11/25/26(a)	670	672,054
4.78%, 11/23/29	615	623,648
State Street Corp.
2.20%, 03/03/31	600	538,237
2.40%, 01/24/30(a)	575	539,563
2.65%, 05/19/26	397	396,749
4.33%, 10/22/27	850	851,941
4.54%, 02/28/28	955	960,537
4.73%, 02/28/30	490	495,068
4.83%, 04/24/30	760	771,557
4.99%, 03/18/27	982	989,009
5.27%, 08/03/26(a)	1,455	1,458,442
Sumitomo Mitsui Financial Group, Inc.
1.40%, 09/17/26	1,335	1,322,450
1.71%, 01/12/31	295	258,136
1.90%, 09/17/28	1,475	1,389,869
2.13%, 07/08/30	1,405	1,269,515
2.14%, 09/23/30	590	528,131
2.17%, 01/14/27	230	226,926
2.47%, 01/14/29	380	361,476
2.63%, 07/14/26	1,770	1,765,195
2.72%, 09/27/29	370	348,170
2.75%, 01/15/30	990	926,265
3.01%, 10/19/26(a)	1,080	1,075,626
3.04%, 07/16/29	1,890	1,802,154
3.35%, 10/18/27	490	483,663
3.36%, 07/12/27	1,265	1,251,817
3.45%, 01/11/27(a)	880	875,013
3.54%, 01/17/28	590	582,292
3.94%, 07/19/28	560	554,864
4.11%, 01/15/29(a)	525	520,507
4.31%, 10/16/28(a)	475	474,292
5.24%, 04/15/30	550	561,701
5.32%, 07/09/29(a)	575	587,692
5.52%, 01/13/28	1,415	1,440,840
5.71%, 01/13/30	975	1,006,404
5.72%, 09/14/28	815	837,577
5.80%, 07/13/28	563	578,943
5.85%, 07/13/30	240	250,262
5.88%, 07/13/26(a)	737	739,364
Synchrony Bank, 5.63%, 08/23/27	475	479,134
Tabcorp Finance Pty. Ltd., 3.25%, 10/29/29	250	232,767
Toronto-Dominion Bank(The)
1.20%, 06/03/26	1,150	1,147,061
1.25%, 09/10/26	1,340	1,325,580
1.95%, 01/12/27(a)	550	541,835
2.80%, 03/10/27	890	880,106
3.91%, 01/13/28(a)	800	794,554
4.11%, 06/08/27	1,250	1,248,108
4.11%, 10/13/28	700	695,739
4.36%, 04/23/29	550	548,536
4.41%, 01/13/31	685	679,256
4.57%, 12/17/26	950	953,918
4.57%, 06/02/28	535	537,305
4.69%, 09/15/27	1,175	1,181,482
4.78%, 12/17/29	610	617,132
4.81%, 06/03/30	830	837,292
4.86%, 01/31/28	970	978,006
Schedule of Investments
10

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® 0-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
4.98%, 04/05/27	$700	$705,799
4.99%, 04/05/29	685	695,776
5.16%, 01/10/28	1,005	1,017,517
5.26%, 12/11/26	540	543,605
5.52%, 07/17/28	925	947,376
5.53%, 07/17/26(a)	1,635	1,640,528
Truist Bank
2.25%, 03/11/30	900	821,538
3.30%, 05/15/26	380	379,917
3.80%, 10/30/26	680	678,433
4.14%, 10/23/29, (1-day SOFR + 0.91%)(c)	970	961,119
4.42%, 07/24/28, (1-day SOFR + 0.77%)(c)	1,160	1,159,030
4.63%, 09/17/29, (5-year CMT + 1.15%)(a)(c)	615	610,922
4.67%, 05/20/27, (1-day SOFR + 0.59%)(c)	420	419,959
Series I, 4.14%, 01/27/29, (1-day SOFR + 0.66%)(c)	645	641,801
Truist Financial Corp.
1.13%, 08/03/27	535	514,443
1.89%, 06/07/29, (1-day SOFR + 0.86%)(c)	745	706,006
1.95%, 06/05/30	560	507,052
3.88%, 03/19/29	575	564,713
4.12%, 06/06/28, (1-day SOFR + 1.37%)(c)	677	674,529
4.87%, 01/26/29, (1-day SOFR + 1.44%)(c)	1,200	1,208,442
5.44%, 01/24/30, (1-day SOFR + 1.62%)(c)	1,200	1,227,420
6.05%, 06/08/27, (1-day SOFR + 2.05%)(c)	1,200	1,201,724
7.16%, 10/30/29, (1-day SOFR + 2.45%)(a)(c)	1,378	1,461,715
U.S. Bancorp
1.38%, 07/22/30	932	821,861
2.22%, 01/27/28, (1-day SOFR + 0.73%)(c)	1,025	1,009,003
3.00%, 07/30/29	687	655,461
3.90%, 04/26/28(a)	640	636,221
4.55%, 07/22/28, (1-day SOFR + 1.66%)(c)	1,332	1,333,908
4.65%, 02/01/29, (1-day SOFR + 1.23%)(c)	1,245	1,249,518
5.05%, 02/12/31, (1-day SOFR + 1.06%)(c)	935	948,888
5.10%, 07/23/30, (1-day SOFR + 1.25%)(c)	916	931,426
5.38%, 01/23/30, (1-day SOFR + 1.56%)(c)	1,122	1,147,041
5.78%, 06/12/29, (1-day SOFR + 2.02%)(c)	1,330	1,364,910
6.79%, 10/26/27, (1-day SOFR + 1.88%)(c)	900	910,396
Series V, 2.38%, 07/22/26(a)	1,079	1,074,980
Series X, 3.15%, 04/27/27(a)	1,005	996,338
U.S. Bank NA/Cincinnati OH
4.51%, 10/22/27, (1-day SOFR + 0.69%)(c)	870	870,692
4.73%, 05/15/28, (1-day SOFR + 0.91%)(c)	535	536,672
UBS AG/London
1.25%, 06/01/26(a)	672	670,526
5.65%, 09/11/28	1,300	1,339,610
UBS AG/Stamford CT
1.25%, 08/07/26(a)	1,170	1,161,504
4.30%, 03/16/29, (1-day SOFR + 0.81%)(c)	1,020	1,019,071
4.86%, 01/10/28, (1-day SOFR + 0.72%)(a)(c)	945	948,439
7.50%, 02/15/28	45	47,575
Wells Fargo & Co.
2.39%, 06/02/28, (1-day SOFR + 2.10%)(c)	2,415	2,362,843
2.57%, 02/11/31, (3-mo. CME Term SOFR + 1.26%)(c)	2,225	2,064,403
2.88%, 10/30/30, (3-mo. CME Term SOFR + 1.43%)(c)	2,675	2,524,811
3.00%, 10/23/26	2,860	2,845,667
3.20%, 06/17/27, (3-mo. CME Term SOFR + 1.43%)(c)	1,885	1,882,174
3.53%, 03/24/28, (1-day SOFR + 1.51%)(c)	3,035	3,011,397
Security	Par (000)	Value
Banks (continued)
3.58%, 05/22/28, (3-mo. CME Term SOFR + 1.57%)(c)	$2,365	$2,344,540
4.08%, 09/15/29, (1-day SOFR + 0.88%)(c)	1,120	1,108,253
4.10%, 06/03/26	1,947	1,946,159
4.15%, 01/24/29	2,015	2,004,645
4.18%, 01/23/30, (1-day SOFR + 0.74%)(a)(c)	1,440	1,426,741
4.30%, 07/22/27	2,005	2,002,660
4.48%, 04/04/31, (3-mo. CME Term SOFR + 4.03%)(c)	1,850	1,836,800
4.81%, 07/25/28, (1-day SOFR + 1.98%)(c)	2,267	2,275,880
4.97%, 04/23/29, (1-day SOFR + 1.37%)(c)	1,725	1,739,879
5.15%, 04/23/31, (1-day SOFR + 1.50%)(c)	2,000	2,034,406
5.20%, 01/23/30, (1-day SOFR + 1.50%)(c)	2,145	2,180,808
5.24%, 01/24/31, (1-day SOFR + 1.11%)(c)	2,235	2,278,772
5.57%, 07/25/29, (1-day SOFR + 1.74%)(c)	3,210	3,279,916
5.71%, 04/22/28, (1-day SOFR + 1.07%)(c)	2,515	2,544,824
6.30%, 10/23/29, (1-day SOFR + 1.79%)(c)	2,145	2,231,419
Series W, 4.90%, 01/24/28, (1-day SOFR + 0.78%)(c)	1,920	1,926,449
Wells Fargo Bank NA
5.25%, 12/11/26	1,670	1,681,212
5.45%, 08/07/26	1,785	1,789,814
Westpac Banking Corp.
1.15%, 06/03/26(a)	1,178	1,174,868
1.95%, 11/20/28	890	841,800
2.65%, 01/16/30(a)	470	444,005
2.70%, 08/19/26(a)	605	602,604
2.85%, 05/13/26	1,125	1,124,494
3.35%, 03/08/27(a)	760	756,017
3.40%, 01/25/28(a)	770	761,377
4.04%, 08/26/27	735	734,562
4.35%, 07/01/30	520	520,243
4.60%, 10/20/26	430	431,361
5.05%, 04/16/29	525	537,327
5.46%, 11/18/27	945	963,673
5.54%, 11/17/28	915	945,098
Zions Bancorp N.A.
4.48%, 02/09/29, (1-day SOFR + 1.06%)(c)	250	248,630
4.70%, 08/18/28, (1-day SOFR + 1.16%)(c)	390	389,760
		711,591,550
Beverages — 1.6%
Anheuser-Busch InBev Worldwide, Inc.
3.50%, 06/01/30	1,275	1,234,139
4.75%, 01/23/29	2,289	2,311,688
4.90%, 01/23/31	530	540,896
Coca-Cola Co.(The)
1.00%, 03/15/28	1,050	994,228
1.38%, 03/15/31	815	712,734
1.45%, 06/01/27	1,190	1,158,919
1.50%, 03/05/28	255	244,259
1.65%, 06/01/30	1,130	1,022,141
2.13%, 09/06/29	775	727,614
2.90%, 05/25/27	390	385,805
3.38%, 03/25/27	795	790,682
3.45%, 03/25/30	1,031	1,004,296
Coca-Cola Consolidated, Inc., 5.25%, 06/01/29	650	664,181
Constellation Brands, Inc.
2.88%, 05/01/30	285	267,076
3.15%, 08/01/29(a)	650	622,749
3.50%, 05/09/27	400	396,870
3.60%, 02/15/28	525	517,495
11
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® 0-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Beverages (continued)
3.70%, 12/06/26(a)	$461	$459,776
4.35%, 05/09/27	465	465,180
4.65%, 11/15/28(a)	425	426,299
4.80%, 05/01/30	410	413,280
Diageo Capital PLC
2.00%, 04/29/30	785	712,506
2.38%, 10/24/29	875	816,876
3.88%, 05/18/28	410	406,763
5.30%, 10/24/27	610	619,110
5.38%, 10/05/26	145	145,615
Diageo Investment Corp., 5.13%, 08/15/30	575	587,885
Keurig Dr Pepper, Inc.
2.25%, 03/15/31	350	310,457
3.20%, 05/01/30	620	583,525
3.95%, 04/15/29	845	829,298
4.35%, 05/15/28	310	308,577
4.60%, 05/25/28	905	905,484
4.60%, 05/15/30	435	431,947
5.05%, 03/15/29	610	616,239
5.10%, 03/15/27	500	502,596
Series 10, 5.20%, 03/15/31	150	151,754
Maple Parent Holdings Corp.
4.75%, 03/26/29(b)	225	224,908
5.05%, 03/26/31(b)	415	415,121
Molson Coors Beverage Co., 3.00%, 07/15/26	1,670	1,666,671
PepsiCo Singapore Financing I Pte. Ltd., 4.65%, 02/16/27(a)	450	452,220
PepsiCo, Inc.
1.63%, 05/01/30	950	857,330
2.38%, 10/06/26(a)	805	799,541
2.63%, 03/19/27(a)	370	365,996
2.63%, 07/29/29(a)	815	776,907
2.75%, 03/19/30	1,195	1,130,504
3.00%, 10/15/27	580	572,150
3.60%, 02/18/28	740	734,062
4.10%, 01/15/29	630	629,200
4.30%, 07/23/30	535	536,925
4.40%, 02/07/27(a)	390	391,604
4.45%, 02/07/28	470	473,498
4.45%, 05/15/28	610	614,330
4.50%, 07/17/29	750	756,383
4.60%, 02/07/30	580	588,025
5.13%, 11/10/26	551	553,620
7.00%, 03/01/29	415	446,099
		36,274,033
Biotechnology — 0.9%
Amgen, Inc.
1.65%, 08/15/28	890	839,008
2.20%, 02/21/27	1,357	1,335,571
2.30%, 02/25/31	595	538,332
2.45%, 02/21/30	940	873,928
2.60%, 08/19/26	1,040	1,035,196
3.00%, 02/22/29	670	646,700
3.20%, 11/02/27	420	413,840
4.05%, 08/18/29	940	930,377
4.20%, 02/19/31(a)	860	847,765
5.15%, 03/02/28	2,847	2,885,925
5.25%, 03/02/30	2,085	2,138,190
Biogen, Inc., 2.25%, 05/01/30	1,100	1,006,479
Gilead Sciences, Inc.
1.20%, 10/01/27	585	561,592
Security	Par (000)	Value
Biotechnology (continued)
1.65%, 10/01/30	$190	$169,136
2.95%, 03/01/27(a)	1,030	1,020,951
4.80%, 11/15/29	620	629,959
Illumina, Inc.
2.55%, 03/23/31	340	306,342
4.65%, 09/09/26	455	455,288
4.75%, 12/12/30	310	308,352
5.75%, 12/13/27	475	483,688
Regeneron Pharmaceuticals, Inc., 1.75%, 09/15/30	930	826,667
Royalty Pharma PLC
1.75%, 09/02/27	790	762,505
2.20%, 09/02/30	710	641,406
4.45%, 03/25/31	475	469,772
5.15%, 09/02/29	450	457,816
		20,584,785
Building Materials — 0.6%
Amrize Finance U.S. LLC
4.60%, 04/07/27	240	240,649
4.70%, 04/07/28(a)	535	536,953
4.95%, 04/07/30	785	793,960
Carlisle Companies, Inc.
2.75%, 03/01/30	615	575,240
3.75%, 12/01/27	325	321,620
Carrier Global Corp.
2.49%, 02/15/27(a)	710	700,822
2.70%, 02/15/31	550	506,302
2.72%, 02/15/30	1,325	1,240,181
CRH America Finance, Inc., 4.40%, 02/09/31	730	721,342
CRH SMW Finance DAC
5.13%, 01/09/30	930	946,910
5.20%, 05/21/29(a)	575	587,310
Fortune Brands Innovations, Inc., 3.25%, 09/15/29	565	539,360
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
1.75%, 09/15/30	695	619,338
5.50%, 04/19/29	540	557,205
Martin Marietta Materials, Inc.
3.50%, 12/15/27	350	345,214
Series CB, 2.50%, 03/15/30	350	324,331
Masco Corp.
1.50%, 02/15/28	472	447,766
2.00%, 02/15/31(a)	430	379,780
Mohawk Industries, Inc.
3.63%, 05/15/30	350	335,924
5.85%, 09/18/28	475	488,377
Owens Corning, 5.50%, 06/15/27	205	207,447
Trane Technologies Financing Ltd., 3.80%, 03/21/29	550	542,777
Trane Technologies Holdco, Inc., 3.75%, 08/21/28	515	510,445
Vulcan Materials Co.
3.50%, 06/01/30	535	513,566
4.95%, 12/01/29	380	385,756
		13,368,575
Chemicals — 0.8%
Air Products and Chemicals, Inc.
1.85%, 05/15/27	530	518,065
2.05%, 05/15/30	695	634,265
4.30%, 06/11/28(a)	385	385,742
4.60%, 02/08/29	567	571,559
Schedule of Investments
12

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® 0-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Chemicals (continued)
4.75%, 02/08/31(a)	$445	$450,443
Dow Chemical Co.(The)
2.10%, 11/15/30	655	579,521
4.80%, 11/30/28	405	406,980
4.80%, 01/15/31	550	543,377
7.38%, 11/01/29	600	650,243
DuPont de Nemours, Inc., 4.73%, 11/15/28(b)	769	771,740
Eastman Chemical Co.
4.50%, 12/01/28	385	385,170
4.50%, 02/20/31	335	329,037
5.00%, 08/01/29	565	570,693
Ecolab, Inc.
1.30%, 01/30/31(a)	471	407,802
1.65%, 02/01/27	430	422,522
2.70%, 11/01/26(a)	610	605,923
3.25%, 12/01/27	280	276,411
4.30%, 06/15/28	140	140,127
4.80%, 03/24/30	500	507,650
5.25%, 01/15/28	499	507,258
EIDP, Inc.
2.30%, 07/15/30(a)	381	350,908
4.50%, 05/15/26	610	610,071
Linde, Inc./CT, 1.10%, 08/10/30	555	488,857
LYB International Finance II BV, 3.50%, 03/02/27(a)	330	327,360
LYB International Finance III LLC
2.25%, 10/01/30	645	578,785
5.13%, 01/15/31	175	175,985
Mosaic Co.(The)
4.05%, 11/15/27	570	566,303
4.35%, 01/15/29	120	119,225
Nutrien Ltd.
2.95%, 05/13/30	380	356,718
4.20%, 04/01/29	520	516,298
4.90%, 03/27/28	625	630,146
PPG Industries, Inc.
3.75%, 03/15/28	480	474,993
4.38%, 03/15/31	500	493,624
Sherwin-Williams Co.(The)
2.30%, 05/15/30(a)	415	380,681
2.95%, 08/15/29	585	557,826
3.45%, 06/01/27	1,185	1,174,395
4.30%, 08/15/28	370	368,875
4.50%, 08/15/30	375	374,283
		18,209,861
Commercial Services — 1.0%
Automatic Data Processing, Inc.
1.25%, 09/01/30	750	659,465
1.70%, 05/15/28	725	691,562
Block Financial LLC
2.50%, 07/15/28(a)	375	355,222
3.88%, 08/15/30(a)	475	447,050
Cintas Corp. No. 2, 3.70%, 04/01/27	555	553,415
Equifax, Inc.
3.10%, 05/15/30	490	459,729
4.80%, 09/15/29	555	557,393
5.10%, 12/15/27	590	595,313
5.10%, 06/01/28	545	550,682
Global Payments, Inc.
2.15%, 01/15/27	577	567,903
2.90%, 05/15/30	828	758,516
Security	Par (000)	Value
Commercial Services (continued)
3.20%, 08/15/29	$990	$934,367
4.50%, 11/15/28	865	857,849
4.55%, 03/15/28	275	273,989
4.88%, 11/15/30	1,365	1,341,318
4.95%, 08/15/27	395	396,281
5.30%, 08/15/29	400	402,350
Leland Stanford Junior University (The), Series 2025, 4.15%, 08/01/30(a)	315	314,092
Moody's Corp., 3.25%, 01/15/28	405	398,043
PayPal Holdings, Inc.
2.30%, 06/01/30	775	710,796
2.65%, 10/01/26	997	990,950
2.85%, 10/01/29	1,210	1,146,485
3.90%, 06/01/27	410	408,500
Quanta Services, Inc.
2.90%, 10/01/30	739	688,740
4.30%, 08/09/28	345	344,425
4.50%, 01/15/31	350	347,772
4.75%, 08/09/27	365	366,508
RELX Capital, Inc.
3.00%, 05/22/30	580	547,086
4.00%, 03/18/29	690	681,340
4.75%, 03/27/30	640	644,554
S&P Global, Inc.
1.25%, 08/15/30(a)	439	383,121
2.45%, 03/01/27(a)	995	981,030
2.50%, 12/01/29(a)	375	351,273
2.95%, 01/22/27	395	391,141
2.95%, 03/01/29	942	908,411
4.25%, 05/01/29	745	741,072
4.25%, 01/15/31(b)	475	468,775
4.75%, 08/01/28(a)	495	499,541
Verisk Analytics, Inc.
4.13%, 03/15/29	445	440,881
4.45%, 03/15/31	385	379,647
Yale University, Series 2020, 1.48%, 04/15/30	300	269,765
		23,806,352
Computers — 2.4%
Accenture Capital, Inc.
3.90%, 10/04/27	565	563,654
4.05%, 10/04/29	980	971,640
Apple, Inc.
1.20%, 02/08/28	105	100,085
1.25%, 08/20/30	605	535,384
1.40%, 08/05/28	1,405	1,329,177
1.65%, 05/11/30	1,445	1,312,289
1.65%, 02/08/31	2,123	1,895,154
2.05%, 09/11/26	1,535	1,524,700
2.20%, 09/11/29	1,345	1,269,324
2.45%, 08/04/26(a)	1,710	1,703,564
2.90%, 09/12/27	1,595	1,572,826
3.00%, 06/20/27	705	697,704
3.00%, 11/13/27	794	783,137
3.20%, 05/11/27	1,700	1,688,682
3.25%, 08/08/29	760	742,123
3.35%, 02/09/27	1,865	1,857,913
4.00%, 05/10/28	1,260	1,260,495
4.00%, 05/12/28	830	829,396
4.15%, 05/10/30	445	445,662
4.20%, 05/12/30(a)	750	753,265
13
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® 0-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Computers (continued)
CGI, Inc.
1.45%, 09/14/26	$100	$98,976
4.95%, 03/14/30	540	541,205
Dell International LLC/EMC Corp.
4.15%, 02/15/29	680	674,807
4.35%, 02/01/30	515	510,462
4.50%, 02/15/31	497	492,222
4.75%, 04/01/28	805	809,705
4.90%, 10/01/26	1,475	1,477,639
5.00%, 04/01/30	815	826,438
5.25%, 02/01/28	760	770,530
5.30%, 10/01/29	1,380	1,409,223
6.10%, 07/15/27(a)	355	361,336
6.20%, 07/15/30	600	633,731
Hewlett Packard Enterprise Co.
4.05%, 09/15/27	575	572,706
4.15%, 09/15/28	670	664,115
4.40%, 09/25/27	1,045	1,044,207
4.40%, 10/15/30	650	639,158
4.45%, 09/25/26	1,000	1,001,436
4.50%, 03/23/28	300	300,241
4.55%, 10/15/29	1,390	1,384,526
4.60%, 03/23/29	240	240,027
5.25%, 07/01/28	475	481,852
HP, Inc.
1.45%, 06/17/26(a)	472	470,262
3.00%, 06/17/27	770	757,671
3.40%, 06/17/30	420	398,945
4.00%, 04/15/29	755	742,083
4.75%, 01/15/28	690	692,873
5.40%, 04/25/30(a)	395	403,893
IBM International Capital Pte. Ltd.
4.60%, 02/05/27	452	453,067
4.60%, 02/05/29(a)	500	502,496
4.75%, 02/05/31(a)	345	345,351
International Business Machines Corp.
1.70%, 05/15/27	922	899,174
1.95%, 05/15/30(a)	1,102	996,854
2.20%, 02/09/27	480	473,178
3.30%, 05/15/26	2,380	2,379,254
3.30%, 01/27/27	342	340,118
3.50%, 05/15/29	2,440	2,372,083
4.00%, 02/03/29	35	34,650
4.15%, 07/27/27	565	564,519
4.30%, 02/03/31	325	320,871
4.50%, 02/06/28	740	742,022
4.65%, 02/10/28	765	769,544
4.80%, 02/10/30	780	786,944
Kyndryl Holdings, Inc.
2.05%, 10/15/26	570	562,447
2.70%, 10/15/28	290	272,220
Leidos, Inc.
2.30%, 02/15/31	700	623,177
4.10%, 03/15/29	375	370,329
4.38%, 05/15/30	505	497,353
NetApp, Inc.
2.38%, 06/22/27(a)	445	434,707
2.70%, 06/22/30	530	487,898
Teledyne FLIR LLC, 2.50%, 08/01/30	425	390,870
		55,855,569
Security	Par (000)	Value
Cosmetics & Personal Care — 0.7%
Colgate-Palmolive Co.
3.10%, 08/15/27	$370	$365,989
4.20%, 05/01/30(a)	400	400,531
4.60%, 03/01/28(a)	252	254,986
Estee Lauder Companies, Inc.(The)
1.95%, 03/15/31(a)	240	212,191
2.38%, 12/01/29	605	562,801
2.60%, 04/15/30(a)	530	493,731
3.15%, 03/15/27	315	312,560
4.38%, 05/15/28	535	535,038
Haleon U.S. Capital LLC
3.38%, 03/24/27	1,570	1,556,704
3.38%, 03/24/29	845	821,621
Kenvue, Inc.
5.00%, 03/22/30	798	813,852
5.05%, 03/22/28	780	790,645
Procter & Gamble Co.(The)
1.20%, 10/29/30	945	829,195
1.90%, 02/01/27(a)	420	414,355
2.45%, 11/03/26	315	313,023
2.80%, 03/25/27(a)	430	425,800
2.85%, 08/11/27	595	586,993
3.00%, 03/25/30	1,170	1,121,124
3.95%, 01/26/28	405	405,011
4.05%, 05/01/30	525	523,899
4.15%, 10/24/29	395	397,661
4.35%, 01/29/29(a)	535	540,381
Unilever Capital Corp.
1.38%, 09/14/30	330	292,380
2.00%, 07/28/26(a)	700	696,372
2.13%, 09/06/29	652	610,875
2.90%, 05/05/27	853	844,610
3.50%, 03/22/28	1,015	1,003,434
4.25%, 08/12/27	330	330,804
4.88%, 09/08/28	555	563,736
		17,020,302
Distribution & Wholesale — 0.0%
LKQ Corp., 5.75%, 06/15/28	595	604,633
Diversified Financial Services — 3.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.45%, 10/29/26	2,905	2,880,475
3.00%, 10/29/28	2,860	2,755,206
3.65%, 07/21/27	765	757,251
3.88%, 01/23/28	415	410,460
4.13%, 02/28/29	545	538,077
4.38%, 11/15/30(a)	430	422,590
4.63%, 10/15/27	440	440,675
4.63%, 09/10/29(a)	1,000	997,672
4.88%, 04/01/28(a)	530	533,212
5.10%, 01/19/29	680	688,503
5.75%, 06/06/28(a)	797	815,748
6.10%, 01/15/27	550	556,240
6.15%, 09/30/30	635	666,939
6.45%, 04/15/27	1,134	1,154,525
Aircastle Ltd., 4.25%, 06/15/26	630	629,910
Ally Financial, Inc.
2.20%, 11/02/28	530	500,103
4.75%, 06/09/27	360	360,891
7.10%, 11/15/27(a)	385	398,798
Schedule of Investments
14

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® 0-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
American Express Co.
1.65%, 11/04/26	$767	$757,830
2.55%, 03/04/27(a)	1,250	1,234,383
3.30%, 05/03/27	1,200	1,191,024
4.05%, 05/03/29	612	609,781
4.44%, 05/03/30(c)	990	987,116
5.85%, 11/05/27(a)	1,160	1,186,096
Ameriprise Financial, Inc.
2.88%, 09/15/26(a)	380	378,464
5.70%, 12/15/28	530	547,394
Ares Management Corp., 6.38%, 11/10/28	435	451,729
Atlas Warehouse Lending Co. LP
4.63%, 11/15/28(b)	535	528,053
4.95%, 11/15/30(a)(b)	805	790,886
BGC Group, Inc.
6.15%, 04/02/30	570	583,872
6.60%, 06/10/29	345	355,682
Brookfield Asset Management Ltd.
4.65%, 11/15/30(a)	490	485,516
4.83%, 04/15/31	375	371,879
Brookfield Finance, Inc.
3.90%, 01/25/28	1,005	993,708
4.25%, 06/02/26	493	492,743
4.35%, 04/15/30	610	600,594
4.85%, 03/29/29	840	842,973
Capital One Financial Corp.
3.65%, 05/11/27	535	531,629
3.75%, 07/28/26(a)	1,338	1,337,096
3.75%, 03/09/27	937	933,226
3.80%, 01/31/28	1,075	1,062,809
4.10%, 02/09/27	430	429,544
Cboe Global Markets, Inc.
1.63%, 12/15/30	375	330,520
3.65%, 01/12/27(a)	560	558,272
Charles Schwab Corp.(The)
1.15%, 05/13/26	684	683,345
1.65%, 03/11/31	25	21,864
2.00%, 03/20/28(a)	1,075	1,031,531
2.45%, 03/03/27	1,215	1,198,779
3.20%, 03/02/27(a)	620	615,686
3.20%, 01/25/28(a)	610	600,314
3.25%, 05/22/29(a)	565	549,069
3.30%, 04/01/27(a)	640	635,747
4.00%, 02/01/29	470	467,102
4.63%, 03/22/30	415	419,785
5.88%, 08/24/26	905	908,787
CI Financial Corp., 3.20%, 12/17/30	770	690,651
CME Group, Inc.
3.75%, 06/15/28	510	505,803
4.40%, 03/15/30	625	626,976
Intercontinental Exchange, Inc.
2.10%, 06/15/30	1,005	914,963
3.10%, 09/15/27	524	515,922
3.63%, 09/01/28	805	792,522
3.75%, 09/21/28	480	473,918
3.95%, 12/01/28	510	505,659
4.00%, 09/15/27	1,255	1,250,530
4.35%, 06/15/29	1,027	1,024,987
Jefferies Financial Group, Inc.
4.15%, 01/23/30	855	829,410
4.85%, 01/15/27(a)	755	756,748
Security	Par (000)	Value
Diversified Financial Services (continued)
5.13%, 04/28/31	$550	$542,368
5.88%, 07/21/28	855	873,083
Lazard Group LLC
4.38%, 03/11/29	425	420,739
4.50%, 09/19/28	435	433,316
LPL Holdings, Inc.
4.90%, 04/03/28	360	360,993
5.15%, 06/15/30	405	407,900
5.20%, 03/15/30(a)	600	605,846
5.70%, 05/20/27	310	313,264
6.75%, 11/17/28	620	649,062
Marex Group PLC
5.68%, 04/21/31	375	374,633
5.83%, 05/08/28	430	434,192
6.40%, 11/04/29(a)	480	494,486
Mastercard, Inc.
2.95%, 11/21/26(a)	630	625,903
2.95%, 06/01/29	792	763,958
3.30%, 03/26/27	810	805,126
3.35%, 03/26/30	1,195	1,155,983
3.50%, 02/26/28	410	406,028
4.10%, 01/15/28	580	580,450
4.88%, 03/09/28(a)	580	588,029
Nasdaq, Inc.
1.65%, 01/15/31(a)	337	296,427
3.85%, 06/30/26(a)	583	582,810
5.35%, 06/28/28	758	772,146
Nomura Holdings, Inc.
1.65%, 07/14/26	1,103	1,097,194
2.17%, 07/14/28	840	797,433
2.33%, 01/22/27	1,065	1,049,535
2.68%, 07/16/30	760	697,354
2.71%, 01/22/29	315	299,293
3.10%, 01/16/30	1,170	1,103,185
4.90%, 07/01/30	570	570,590
5.39%, 07/06/27	425	428,783
5.59%, 07/02/27	435	439,803
5.61%, 07/06/29	520	533,659
5.84%, 01/18/28	450	458,975
6.07%, 07/12/28	740	761,755
ORIX Corp.
2.25%, 03/09/31	225	200,588
3.70%, 07/18/27	195	193,293
4.45%, 09/09/30	335	332,206
4.65%, 09/10/29(a)	550	553,742
5.00%, 09/13/27	602	606,258
Raymond James Financial, Inc., 4.65%, 04/01/30	425	427,891
Sumisho Air Lease Corp.
1.88%, 08/15/26	987	979,591
2.10%, 09/01/28	410	386,171
2.20%, 01/15/27	620	610,288
3.00%, 02/01/30	510	476,603
3.13%, 12/01/30	530	490,123
3.25%, 10/01/29	370	351,263
3.63%, 04/01/27	353	350,541
3.63%, 12/01/27	415	409,053
3.75%, 06/01/26	570	569,640
4.40%, 03/24/28(a)(b)	675	672,241
4.50%, 03/24/29(b)	650	645,948
4.63%, 10/01/28	320	319,123
4.85%, 03/24/31(b)	1,180	1,169,780
15
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® 0-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
5.10%, 03/01/29	$390	$393,573
5.30%, 06/25/26	500	500,630
5.30%, 02/01/28	508	513,323
5.85%, 12/15/27	535	545,227
Synchrony Financial
3.70%, 08/04/26	142	141,734
3.95%, 12/01/27	715	706,919
5.15%, 03/19/29	420	421,050
Visa, Inc.
0.75%, 08/15/27	390	374,212
1.90%, 04/15/27	1,205	1,182,586
2.05%, 04/15/30(a)	1,225	1,128,448
2.75%, 09/15/27	580	570,117
3.80%, 02/12/29	405	401,874
4.10%, 02/12/31(a)	620	618,147
		88,066,676
Electric — 4.8%
AEP Texas, Inc.
3.95%, 06/01/28	380	376,196
5.45%, 05/15/29	400	409,806
Series I, 2.10%, 07/01/30	460	417,299
AES Corp.(The)
2.45%, 01/15/31	750	668,540
5.45%, 06/01/28	830	838,032
Alabama Power Co.
3.75%, 09/01/27	400	397,766
Series 20-A, 1.45%, 09/15/30	370	326,077
Series C, 4.30%, 03/15/31	405	400,791
Ameren Corp.
1.95%, 03/15/27(a)	335	328,230
3.50%, 01/15/31	602	571,799
5.00%, 01/15/29	435	441,231
5.70%, 12/01/26	455	458,306
American Electric Power Co., Inc.
5.20%, 01/15/29	805	819,936
5.75%, 11/01/27	390	396,755
Series J, 4.30%, 12/01/28	470	467,914
Appalachian Power Co., Series AA, 2.70%, 04/01/31	400	364,420
Avangrid, Inc., 3.80%, 06/01/29	690	672,269
Berkshire Hathaway Energy Co.
3.25%, 04/15/28	485	475,805
3.70%, 07/15/30	845	820,409
CenterPoint Energy Houston Electric LLC
4.80%, 03/15/30	375	379,542
5.20%, 10/01/28	415	422,760
CenterPoint Energy, Inc.
1.45%, 06/01/26	445	444,028
5.40%, 06/01/29	485	497,316
Commonwealth Edison Co.
2.55%, 06/15/26	430	429,141
3.70%, 08/15/28	475	469,472
Connecticut Light and Power Co. (The), Series A, 3.20%, 03/15/27	345	341,904
Consolidated Edison Co. of New York, Inc.
Series 20A, 3.35%, 04/01/30	510	489,772
Series D, 4.00%, 12/01/28	380	377,316
Constellation Energy Generation LLC
3.90%, 01/08/28	650	645,010
4.40%, 01/15/31(a)	530	525,014
5.60%, 03/01/28	600	612,153
Security	Par (000)	Value
Electric (continued)
Consumers Energy Co.
4.50%, 01/15/31	$315	$314,604
4.60%, 05/30/29	470	472,715
4.70%, 01/15/30	555	559,514
4.90%, 02/15/29	415	420,598
Dominion Energy, Inc.
4.25%, 06/01/28	420	418,506
4.60%, 05/15/28	770	772,389
5.00%, 06/15/30	530	537,907
Series C, 3.38%, 04/01/30	1,111	1,061,977
DTE Electric Co.
2.25%, 03/01/30	445	411,910
4.85%, 12/01/26(a)	355	356,669
Series A, 1.90%, 04/01/28	590	565,728
Series C, 2.63%, 03/01/31	115	105,782
DTE Energy Co.
2.85%, 10/01/26(a)	560	556,892
4.88%, 06/01/28	670	675,058
4.95%, 07/01/27	745	749,579
5.10%, 03/01/29	1,000	1,015,146
5.20%, 04/01/30	870	887,087
Duke Energy Carolinas LLC
2.45%, 02/01/30	350	326,219
3.95%, 11/15/28	475	471,000
Duke Energy Corp.
2.45%, 06/01/30(a)	690	636,559
2.65%, 09/01/26	1,275	1,267,987
3.15%, 08/15/27(a)	552	544,487
3.40%, 06/15/29	395	382,935
4.30%, 03/15/28	695	693,743
4.85%, 01/05/27	470	472,352
4.85%, 01/05/29	385	388,672
5.00%, 12/08/27(a)	390	393,917
Duke Energy Florida LLC
1.75%, 06/15/30(a)	370	332,091
2.50%, 12/01/29(a)	620	581,231
3.20%, 01/15/27(a)	550	546,752
3.80%, 07/15/28	377	373,340
4.20%, 12/01/30	349	344,807
Duke Energy Progress LLC
3.45%, 03/15/29	545	532,491
3.70%, 09/01/28	285	281,798
4.35%, 03/06/27	120	120,353
Edison International
4.13%, 03/15/28	415	408,304
4.80%, 03/15/31	370	361,353
5.00%, 05/05/28	150	150,038
5.25%, 11/15/28	475	477,259
5.45%, 06/15/29	370	372,714
5.75%, 06/15/27	450	453,056
6.25%, 03/15/30	440	454,975
6.95%, 11/15/29	425	446,295
Emera U.S. Finance LP, 3.55%, 06/15/26	595	593,912
Entergy Corp.
1.90%, 06/15/28	530	503,136
2.80%, 06/15/30	450	419,427
2.95%, 09/01/26	588	585,355
Entergy Texas, Inc., 1.75%, 03/15/31	410	359,522
Evergy, Inc., 2.90%, 09/15/29	630	597,664
Eversource Energy
2.90%, 03/01/27(a)	507	501,074
Schedule of Investments
16

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® 0-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
4.45%, 12/15/30	$420	$413,924
4.60%, 07/01/27	465	465,484
5.45%, 03/01/28	980	994,611
5.85%, 04/15/31	500	521,408
5.95%, 02/01/29	675	698,059
Series O, 4.25%, 04/01/29	385	381,505
Series R, 1.65%, 08/15/30	460	405,265
Exelon Corp.
2.75%, 03/15/27	595	587,817
4.05%, 04/15/30	1,045	1,023,490
5.15%, 03/15/28	790	799,056
5.15%, 03/15/29	515	524,424
FirstEnergy Corp.
2.65%, 03/01/30	480	445,876
Series B, 3.90%, 07/15/27	1,140	1,131,991
FirstEnergy Pennsylvania Electric Co., 4.55%, 03/15/31(b)	325	323,378
Florida Power & Light Co.
4.40%, 05/15/28	550	552,225
4.45%, 05/15/26(a)	437	437,054
4.63%, 05/15/30(a)	336	338,961
5.05%, 04/01/28	715	726,207
5.15%, 06/15/29	445	455,916
Fortis, Inc./Canada, 3.06%, 10/04/26	670	665,495
Georgia Power Co.
4.00%, 10/01/28	575	571,450
4.55%, 03/15/30	455	456,332
4.65%, 05/16/28	577	581,047
4.85%, 03/15/31	570	577,518
5.00%, 02/23/27(a)	330	332,243
Series B, 2.65%, 09/15/29	450	426,139
Interstate Power and Light Co., 4.10%, 09/26/28	305	302,816
ITC Holdings Corp., 3.35%, 11/15/27	357	351,117
Jersey Central Power & Light Co., 4.40%, 01/15/31(b)	420	414,515
MidAmerican Energy Co., 3.65%, 04/15/29	830	815,077
National Grid PLC, 5.60%, 06/12/28	615	628,095
National Rural Utilities Cooperative Finance Corp.
1.00%, 06/15/26(a)	565	562,901
3.95%, 12/10/27	180	179,141
4.12%, 09/16/27	430	428,960
4.75%, 02/07/28	520	523,743
4.80%, 02/05/27	450	452,129
4.80%, 03/15/28	425	428,355
4.85%, 02/07/29	385	389,577
4.95%, 02/07/30(a)	385	391,582
5.15%, 06/15/29	390	398,975
Series D, 4.05%, 02/09/29	475	471,488
Series D, 4.15%, 08/25/28	525	522,239
Nevada Power Co., Series CC, 3.70%, 05/01/29	285	279,199
NextEra Energy Capital Holdings, Inc.
1.88%, 01/15/27(a)	800	786,913
1.90%, 06/15/28	1,110	1,054,590
2.25%, 06/01/30	1,500	1,367,996
2.75%, 11/01/29	770	728,969
3.50%, 04/01/29(a)	285	277,739
3.55%, 05/01/27	1,205	1,196,559
4.40%, 03/01/31	475	471,440
4.63%, 07/15/27	1,095	1,099,297
4.69%, 09/01/27	455	457,119
4.85%, 02/04/28	515	519,382
Security	Par (000)	Value
Electric (continued)
4.90%, 02/28/28	$932	$939,709
4.90%, 03/15/29	585	592,599
5.00%, 02/28/30(a)	465	472,606
5.05%, 03/15/30	730	742,589
NSTAR Electric Co., 3.20%, 05/15/27	570	564,462
Oncor Electric Delivery Co. LLC
3.70%, 11/15/28(a)	540	531,903
4.30%, 05/15/28	450	450,116
4.50%, 03/20/27	325	326,375
4.50%, 03/15/31(b)	850	844,174
4.65%, 11/01/29	515	519,083
Pacific Gas and Electric Co.
2.10%, 08/01/27	755	732,941
2.50%, 02/01/31	1,345	1,209,467
3.00%, 06/15/28	615	594,532
3.30%, 12/01/27	870	853,251
3.75%, 07/01/28	704	691,641
4.55%, 07/01/30	2,400	2,371,891
5.00%, 06/04/28	565	569,783
5.55%, 05/15/29	660	675,089
6.10%, 01/15/29	955	986,940
PacifiCorp
5.10%, 02/15/29	335	338,981
5.10%, 04/15/31	375	378,808
5.30%, 02/15/31	500	509,302
PPL Capital Funding, Inc., 3.10%, 05/15/26	595	594,719
Progress Energy, Inc., 7.75%, 03/01/31	445	500,526
Public Service Co. of Colorado, 4.15%, 03/13/29	290	288,337
Public Service Electric and Gas Co., Series R, 4.20%, 01/01/31(a)	300	296,864
Public Service Enterprise Group, Inc.
1.60%, 08/15/30	400	352,761
4.90%, 03/15/30	475	479,717
5.20%, 04/01/29	610	620,621
5.85%, 11/15/27	520	530,722
5.88%, 10/15/28	470	484,282
Puget Energy, Inc.
2.38%, 06/15/28	420	401,255
4.10%, 06/15/30	450	436,670
San Diego Gas & Electric Co.
2.50%, 05/15/26	470	469,716
4.95%, 08/15/28(a)	515	521,694
Series VVV, 1.70%, 10/01/30	525	465,526
Sempra
3.25%, 06/15/27	465	458,998
3.40%, 02/01/28	690	676,782
3.70%, 04/01/29	435	424,857
5.40%, 08/01/26(a)	615	616,205
Southern California Edison Co.
2.25%, 06/01/30	368	333,275
2.85%, 08/01/29	385	363,333
4.40%, 09/06/26(a)	300	300,033
4.88%, 02/01/27(a)	425	426,681
5.15%, 06/01/29	810	819,538
5.25%, 03/15/30	665	675,214
5.30%, 03/01/28	575	581,795
5.65%, 10/01/28	435	444,597
5.85%, 11/01/27(a)	545	554,991
Series A, 4.20%, 03/01/29	410	403,923
Series D, 4.70%, 06/01/27	470	471,259
17
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® 0-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Southern Co.(The)
3.25%, 07/01/26	$1,410	$1,408,160
4.85%, 06/15/28	540	544,451
5.50%, 03/15/29	810	832,513
Series A, 3.70%, 04/30/30	720	697,580
Southern Power Co., Series A, 4.25%, 10/01/30	375	370,597
Southwestern Electric Power Co., Series M, 4.10%, 09/15/28	470	465,630
Tampa Electric Co., 4.90%, 03/01/29	405	410,278
Virginia Electric and Power Co.
Series A, 2.88%, 07/15/29	330	315,415
Series A, 3.50%, 03/15/27	565	561,798
Series A, 3.80%, 04/01/28	535	529,951
Series B, 3.75%, 05/15/27	405	403,205
Vistra Operations Co. LLC, 5.00%, 04/30/31(b)	670	667,902
WEC Energy Group, Inc.
1.38%, 10/15/27	300	287,741
2.20%, 12/15/28	380	358,986
4.75%, 01/15/28	160	160,809
Wisconsin Electric Power Co., 4.15%, 10/15/30	335	330,616
Xcel Energy, Inc.
1.75%, 03/15/27	385	376,874
2.60%, 12/01/29	370	346,010
3.35%, 12/01/26	482	478,942
3.40%, 06/01/30	430	410,724
4.00%, 06/15/28(a)	502	498,318
		111,226,309
Electrical Components & Equipment — 0.1%
Emerson Electric Co.
0.88%, 10/15/26(a)	639	630,289
1.80%, 10/15/27(a)	350	338,972
1.95%, 10/15/30	345	311,830
2.00%, 12/21/28	805	761,693
		2,042,784
Electronics — 0.6%
Amphenol Corp.
2.80%, 02/15/30	755	711,931
3.80%, 11/15/27	670	666,105
3.90%, 11/15/28	350	347,021
4.13%, 11/15/30	770	758,793
4.35%, 06/01/29	385	385,817
4.38%, 06/12/28	335	335,552
5.05%, 04/05/27	350	353,122
Arrow Electronics, Inc.
3.88%, 01/12/28(a)	370	365,393
5.15%, 08/21/29	375	378,718
Fortive Corp., 3.15%, 06/15/26(a)	870	868,803
Honeywell International, Inc.
1.10%, 03/01/27	740	722,490
1.95%, 06/01/30	690	626,078
2.50%, 11/01/26	1,190	1,179,490
2.70%, 08/15/29	635	603,366
Jabil, Inc.
3.00%, 01/15/31	484	446,484
3.60%, 01/15/30	415	398,078
3.95%, 01/12/28	300	297,027
4.20%, 02/01/29	330	325,941
4.25%, 05/15/27	465	464,726
Keysight Technologies, Inc.
3.00%, 10/30/29	372	353,910
Security	Par (000)	Value
Electronics (continued)
4.60%, 04/06/27	$541	$541,931
5.35%, 07/30/30	585	600,304
TD SYNNEX Corp.
1.75%, 08/09/26	585	580,713
2.38%, 08/09/28	455	432,373
4.30%, 01/17/29	370	365,832
Trimble, Inc., 4.90%, 06/15/28	485	486,072
Tyco Electronics Group SA, 4.50%, 02/09/31	400	398,588
Vontier Corp.
2.40%, 04/01/28	432	414,181
2.95%, 04/01/31	450	410,817
		14,819,656
Engineering & Construction — 0.1%
Jacobs Engineering Group, Inc., 6.35%, 08/18/28	375	388,144
Jacobs Solutions, Inc., 4.75%, 03/03/31	545	539,437
MasTec, Inc., 5.90%, 06/15/29	390	401,655
		1,329,236
Environmental Control — 0.4%
Republic Services, Inc.
1.45%, 02/15/31(a)	505	439,306
2.30%, 03/01/30(a)	475	439,143
2.90%, 07/01/26(a)	540	538,992
3.38%, 11/15/27	395	390,504
3.95%, 05/15/28	655	651,376
4.75%, 07/15/30	330	333,844
4.88%, 04/01/29	595	603,366
Veralto Corp.
5.35%, 09/18/28	580	590,729
5.50%, 09/18/26	585	586,905
Waste Connections, Inc.
2.60%, 02/01/30	470	442,618
3.50%, 05/01/29(a)	430	421,893
4.25%, 12/01/28	440	439,771
Waste Management, Inc.
1.15%, 03/15/28(a)	484	457,898
1.50%, 03/15/31	80	69,624
3.15%, 11/15/27	545	537,154
4.50%, 03/15/28(a)	805	810,265
4.63%, 02/15/30(a)	620	625,475
4.65%, 03/15/30	540	544,953
4.88%, 02/15/29	665	675,123
4.95%, 07/03/27	560	565,073
		10,164,012
Food — 1.3%
Campbell's Co. (The), 4.55%, 03/21/31	375	363,843
Campbell's Company/The
2.38%, 04/24/30	367	330,380
4.15%, 03/15/28	755	747,064
5.20%, 03/19/27(a)	420	423,039
5.20%, 03/21/29(a)	505	510,051
Conagra Brands, Inc.
1.38%, 11/01/27	785	747,784
4.85%, 11/01/28	1,060	1,061,332
5.00%, 08/01/30(a)	375	375,244
5.30%, 10/01/26	440	441,550
Flowers Foods, Inc., 2.40%, 03/15/31	340	292,112
General Mills, Inc.
2.88%, 04/15/30(a)	570	532,066
3.20%, 02/10/27(a)	150	148,952
4.20%, 04/17/28	1,045	1,039,438
Schedule of Investments
18

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® 0-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Food (continued)
4.70%, 01/30/27	$790	$793,301
4.88%, 01/30/30	635	639,652
5.50%, 10/17/28	430	439,841
Hershey Co.(The)
2.30%, 08/15/26(a)	210	208,756
4.55%, 02/24/28	45	45,319
4.75%, 02/24/30	410	416,176
Hormel Foods Corp.
1.70%, 06/03/28	585	555,330
1.80%, 06/11/30	740	666,349
4.80%, 03/30/27(a)	425	427,822
Ingredion, Inc.
2.90%, 06/01/30	465	435,992
3.20%, 10/01/26(a)	225	224,008
J M Smucker Co.(The)
2.38%, 03/15/30	375	346,591
3.38%, 12/15/27(a)	375	369,281
5.90%, 11/15/28(a)	620	640,976
JBS USA Holding Lux SARL/JBS USA Foods Group Holdings, Inc./JBS USA Food Co., 3.00%, 02/02/29	525	504,058
Kellanova
2.10%, 06/01/30	365	332,685
3.40%, 11/15/27	305	301,179
4.30%, 05/15/28	540	540,462
Kraft Heinz Foods Co.
3.00%, 06/01/26	1,555	1,553,499
3.75%, 04/01/30	600	581,108
3.88%, 05/15/27	1,050	1,045,040
Kroger Co.(The)
1.70%, 01/15/31(a)	365	320,513
2.20%, 05/01/30	375	342,924
2.65%, 10/15/26	660	655,548
3.70%, 08/01/27	380	377,054
4.50%, 01/15/29	540	540,969
McCormick & Co., Inc./MD
1.85%, 02/15/31(a)	365	320,172
2.50%, 04/15/30(a)	400	369,323
3.40%, 08/15/27	560	553,013
4.15%, 02/15/29(a)	225	222,956
Mondelez International, Inc.
1.50%, 02/04/31	375	326,353
2.63%, 03/17/27(a)	615	606,964
2.75%, 04/13/30	535	500,381
4.25%, 05/06/28	340	339,498
4.50%, 05/06/30	365	364,161
4.75%, 02/20/29	470	475,191
Sysco Corp.
2.40%, 02/15/30	365	335,979
3.25%, 07/15/27	605	596,092
3.30%, 07/15/26	905	903,442
5.10%, 09/23/30(a)	485	490,864
5.75%, 01/17/29(a)	435	447,445
5.95%, 04/01/30(a)	810	842,842
Tyson Foods, Inc.
3.55%, 06/02/27	1,062	1,052,642
4.35%, 03/01/29(a)	762	759,261
5.40%, 03/15/29	497	508,633
		30,332,500
Forest Products & Paper — 0.0%
Georgia-Pacific LLC, 7.75%, 11/15/29	510	566,346
Security	Par (000)	Value
Gas — 0.4%
Atmos Energy Corp.
1.50%, 01/15/31	$480	$419,332
2.63%, 09/15/29	470	445,040
3.00%, 06/15/27	230	227,042
CenterPoint Energy Resources Corp.
1.75%, 10/01/30	480	426,316
5.25%, 03/01/28	558	567,041
National Fuel Gas Co.
2.95%, 03/01/31	355	323,502
5.50%, 03/15/30	430	438,808
NiSource, Inc.
1.70%, 02/15/31	630	549,332
2.95%, 09/01/29	615	584,888
3.49%, 05/15/27	695	689,321
3.60%, 05/01/30	815	786,878
5.20%, 07/01/29	490	499,458
5.25%, 03/30/28	705	715,249
ONE Gas, Inc., 5.10%, 04/01/29	450	458,459
Piedmont Natural Gas Co., Inc., 3.50%, 06/01/29	535	519,440
Southern California Gas Co.
2.95%, 04/15/27	445	440,705
Series TT, 2.60%, 06/15/26(a)	470	469,083
Series XX, 2.55%, 02/01/30	445	417,118
Southern Co. Gas Capital Corp., Series 2020-A, 1.75%, 01/15/31	423	371,976
		9,348,988
Hand & Machine Tools — 0.0%
Stanley Black & Decker, Inc.
2.30%, 03/15/30	570	522,445
4.25%, 11/15/28	445	443,631
		966,076
Health Care - Products — 1.4%
Abbott Laboratories
1.15%, 01/30/28	500	475,252
1.40%, 06/30/30	360	319,903
3.70%, 03/09/29	1,700	1,675,428
3.75%, 11/30/26	1,350	1,347,479
4.00%, 03/15/31	2,175	2,133,548
Agilent Technologies, Inc.
2.10%, 06/04/30	425	384,765
2.30%, 03/12/31	600	539,378
2.75%, 09/15/29	457	432,727
4.20%, 09/09/27	405	404,175
Augusta SpinCo Corp.
4.32%, 09/23/27	400	399,378
4.40%, 03/23/29	400	398,489
4.66%, 03/23/31	400	399,179
Baxter International, Inc.
1.73%, 04/01/31	500	421,347
1.92%, 02/01/27	487	477,956
2.27%, 12/01/28	1,030	963,404
3.95%, 04/01/30(a)	399	383,460
4.90%, 12/15/30	535	529,054
Boston Scientific Corp., 2.65%, 06/01/30	880	819,906
DH Europe Finance II SARL, 2.60%, 11/15/29	630	592,351
GE HealthCare Technologies, Inc.
4.15%, 12/15/28	310	307,695
4.80%, 08/14/29	800	805,481
4.80%, 01/15/31	450	451,224
5.65%, 11/15/27	1,330	1,353,751
19
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® 0-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Products (continued)
5.86%, 03/15/30	$975	$1,015,346
Medtronic Global Holdings SCA, 4.25%, 03/30/28(a)	777	776,811
Revvity, Inc.
1.90%, 09/15/28	410	385,411
3.30%, 09/15/29	675	646,429
Smith & Nephew PLC, 2.03%, 10/14/30	700	625,356
Solventum Corp.
5.40%, 03/01/29	609	622,492
5.45%, 03/13/31(a)	1,060	1,089,402
STERIS Irish FinCo UnLtd Co., 2.70%, 03/15/31	450	410,270
Stryker Corp.
1.95%, 06/15/30	740	669,683
3.65%, 03/07/28	420	414,870
4.25%, 09/11/29	660	656,787
4.55%, 02/10/27(a)	390	391,563
4.70%, 02/10/28	540	543,163
4.85%, 12/08/28(a)	530	536,695
4.85%, 02/10/30	615	622,984
Thermo Fisher Scientific, Inc.
1.75%, 10/15/28	450	423,713
2.60%, 10/01/29	775	732,030
4.22%, 02/12/31	840	829,979
4.80%, 11/21/27(a)	475	479,604
4.95%, 08/10/26	620	621,045
4.98%, 08/10/30	612	624,636
5.00%, 12/05/26(a)	825	828,350
5.00%, 01/31/29(a)	855	870,737
Zimmer Biomet Holdings, Inc.
4.70%, 02/19/27	395	396,200
5.05%, 02/19/30	455	461,347
5.35%, 12/01/28	420	428,845
		32,119,078
Health Care - Services — 2.4%
Ascension Health
Series 2025, 4.29%, 11/15/30	560	553,910
Series B, 2.53%, 11/15/29	760	714,106
Cigna Group(The)
2.38%, 03/15/31	620	559,414
2.40%, 03/15/30	1,120	1,037,385
3.05%, 10/15/27	490	481,142
3.40%, 03/01/27(a)	1,075	1,067,947
4.38%, 10/15/28	3,000	2,998,181
4.50%, 09/15/30	770	768,672
5.00%, 05/15/29	840	853,689
CommonSpirit Health
2.78%, 10/01/30	400	369,547
3.35%, 10/01/29	600	574,383
4.35%, 09/01/30(a)	500	492,201
6.07%, 11/01/27	200	204,266
Elevance Health, Inc.
2.25%, 05/15/30	900	822,804
2.55%, 03/15/31(a)	500	453,668
2.88%, 09/15/29	655	621,427
3.65%, 12/01/27	1,260	1,246,104
4.00%, 09/15/28(a)	665	658,980
4.10%, 03/01/28	910	904,903
4.75%, 02/15/30	600	604,118
5.15%, 06/15/29	435	442,707
HCA, Inc.
3.13%, 03/15/27	801	793,430
Security	Par (000)	Value
Health Care - Services (continued)
3.38%, 03/15/29	$420	$406,740
3.50%, 09/01/30	2,035	1,935,400
4.13%, 06/15/29	1,610	1,587,867
4.30%, 11/15/30	395	388,118
4.50%, 02/15/27(a)	987	986,938
4.70%, 05/15/31	725	721,417
5.00%, 03/01/28	525	529,274
5.20%, 06/01/28	790	800,519
5.25%, 06/15/26	1,202	1,202,898
5.25%, 03/01/30	570	580,845
5.38%, 09/01/26	810	811,550
5.63%, 09/01/28	1,130	1,150,714
5.88%, 02/01/29	795	816,189
Humana, Inc.
1.35%, 02/03/27	557	545,442
3.13%, 08/15/29	320	305,768
3.70%, 03/23/29	640	623,493
3.95%, 03/15/27(a)	355	354,045
4.88%, 04/01/30	400	399,757
5.38%, 04/15/31	500	506,948
5.75%, 03/01/28	360	366,839
5.75%, 12/01/28(a)	360	368,643
ICON Investments Six DAC
5.81%, 05/08/27	425	428,080
5.85%, 05/08/29	635	646,112
IQVIA, Inc.
5.70%, 05/15/28	567	577,474
6.25%, 02/01/29	975	1,011,812
Kaiser Foundation Hospitals, 3.15%, 05/01/27	425	420,683
Laboratory Corp. of America Holdings
1.55%, 06/01/26	515	513,915
2.95%, 12/01/29	600	569,198
3.60%, 09/01/27	410	406,131
4.35%, 04/01/30	445	441,193
Providence St. Joseph Health Obligated Group, Series 19A, 2.53%, 10/01/29	515	480,852
Quest Diagnostics, Inc.
2.95%, 06/30/30	570	535,529
3.45%, 06/01/26(a)	465	464,748
4.20%, 06/30/29	435	431,427
4.63%, 12/15/29	465	467,776
UnitedHealth Group, Inc.
3.70%, 05/15/27	490	487,984
1.15%, 05/15/26	777	776,269
2.00%, 05/15/30	985	895,451
2.88%, 08/15/29	845	808,071
2.95%, 10/15/27	720	708,133
3.38%, 04/15/27	540	536,969
3.45%, 01/15/27(a)	635	633,180
3.85%, 06/15/28(a)	889	882,445
3.88%, 12/15/28	670	663,439
4.00%, 05/15/29	677	670,055
4.25%, 01/15/29	981	979,300
4.40%, 06/15/28	395	396,120
4.60%, 04/15/27	405	406,562
4.65%, 01/15/31	545	548,245
4.75%, 07/15/26	545	545,921
4.80%, 01/15/30	939	951,062
4.90%, 04/15/31	800	812,343
5.25%, 02/15/28	790	803,082
5.30%, 02/15/30	945	971,119
Schedule of Investments
20

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® 0-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
Universal Health Services, Inc.
1.65%, 09/01/26	$620	$614,327
2.65%, 10/15/30(a)	530	479,515
4.63%, 10/15/29	415	412,205
		54,989,115
Holding Companies - Diversified — 1.5%
Apollo Debt Solutions BDC
5.70%, 01/23/31(a)(b)	565	555,668
5.88%, 08/30/30	335	332,407
6.90%, 04/13/29	800	825,737
Ares Capital Corp.
2.15%, 07/15/26	860	855,632
2.88%, 06/15/27	415	405,107
2.88%, 06/15/28	995	949,248
5.10%, 01/15/31	470	455,975
5.25%, 04/12/31	530	515,732
5.50%, 09/01/30	550	542,959
5.88%, 03/01/29	770	777,085
5.95%, 07/15/29	675	681,688
7.00%, 01/15/27	760	769,762
Ares Strategic Income Fund
4.85%, 01/15/29(a)(b)	490	476,880
5.15%, 01/15/31(b)	350	334,638
5.45%, 09/09/28(b)	485	481,731
5.55%, 04/15/31(b)	500	485,287
5.60%, 02/15/30	560	550,440
5.70%, 03/15/28	795	795,249
5.80%, 09/09/30(b)	405	398,390
6.35%, 08/15/29(a)	555	561,924
Blackstone Private Credit Fund
2.63%, 12/15/26	800	786,751
3.25%, 03/15/27	730	717,223
4.00%, 01/15/29	425	404,456
5.05%, 09/10/30	395	378,477
5.35%, 03/12/31	500	481,473
5.95%, 07/16/29	545	545,255
5.95%, 05/15/31	175	172,260
6.25%, 01/25/31	430	430,018
7.30%, 11/27/28(a)	470	486,452
Blackstone Secured Lending Fund
2.13%, 02/15/27(a)	515	502,909
2.75%, 09/16/26	600	593,851
2.85%, 09/30/28	485	454,672
5.13%, 01/31/31(a)	350	337,264
5.30%, 06/30/30(a)	410	399,603
5.35%, 04/13/28	570	568,330
Blue Owl Capital Corp.
2.63%, 01/15/27(a)	330	322,917
2.88%, 06/11/28	660	619,064
3.40%, 07/15/26	897	893,411
5.95%, 03/15/29(a)	750	745,200
6.20%, 07/15/30(a)	380	377,821
Blue Owl Credit Income Corp.
5.80%, 03/15/30	760	739,490
5.90%, 05/23/28	50	49,272
6.60%, 09/15/29	675	678,358
6.65%, 03/15/31	525	523,440
7.75%, 09/16/27	480	488,983
7.75%, 01/15/29	410	422,976
7.95%, 06/13/28	790	813,049
Security	Par (000)	Value
Holding Companies - Diversified (continued)
Blue Owl Technology Finance Corp.
6.10%, 03/15/28(a)	$555	$552,622
6.75%, 04/04/29(a)	530	530,825
Goldman Sachs Private Credit Corp.
5.05%, 02/23/28(a)(b)	500	495,360
5.38%, 01/31/29(b)	485	478,836
5.88%, 01/31/31(b)	615	605,163
6.15%, 06/16/31(b)	175	173,507
6.25%, 05/06/30(b)	450	449,607
Golub Capital BDC, Inc.
2.50%, 08/24/26	547	542,554
6.00%, 07/15/29	570	571,765
7.05%, 12/05/28	600	617,620
Golub Capital Private Credit Fund
5.45%, 08/15/28(b)	430	426,346
5.60%, 04/15/31(b)	350	337,659
5.80%, 09/12/29	385	381,870
5.88%, 05/01/30	375	370,429
HA Sustainable Infrastructure Capital, Inc., 6.15%, 01/15/31(a)	420	432,342
Main Street Capital Corp., 6.95%, 03/01/29	400	412,506
Sixth Street Lending Partners
5.75%, 01/15/30	460	457,996
6.13%, 07/15/30	565	567,981
6.50%, 03/11/29	575	587,995
		34,677,497
Home Builders — 0.1%
DR Horton, Inc.
1.30%, 10/15/26	415	409,588
1.40%, 10/15/27	320	306,970
4.85%, 10/15/30	375	378,332
Lennar Corp.
4.75%, 11/29/27	645	647,104
5.20%, 07/30/30	500	506,998
		2,248,992
Home Furnishings — 0.0%
Leggett & Platt, Inc.
3.50%, 11/15/27	365	357,009
4.40%, 03/15/29	410	399,153
		756,162
Household Products & Wares — 0.2%
Avery Dennison Corp.
2.65%, 04/30/30	360	333,739
4.88%, 12/06/28	445	449,365
Clorox Co.(The)
1.80%, 05/15/30(a)	368	329,792
3.90%, 05/15/28	390	386,976
4.40%, 05/01/29	470	468,518
Kimberly-Clark Corp.
1.05%, 09/15/27	205	196,761
3.10%, 03/26/30	672	641,548
3.20%, 04/25/29(a)	490	475,504
3.95%, 11/01/28	480	476,778
		3,758,981
Insurance — 1.7%
Aflac, Inc., 3.60%, 04/01/30	805	780,682
Alleghany Corp., 3.63%, 05/15/30	420	407,564
Allstate Corp.(The)
1.45%, 12/15/30	150	130,655
3.28%, 12/15/26	525	521,999
21
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® 0-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
5.05%, 06/24/29	$490	$499,368
American International Group, Inc., 4.85%, 05/07/30	515	520,479
American National Group, Inc.
5.00%, 06/15/27	425	423,419
5.75%, 10/01/29	480	486,187
Aon Corp.
2.80%, 05/15/30	812	756,886
3.75%, 05/02/29	667	652,504
8.21%, 01/01/27	235	241,035
Aon Corp./Aon Global Holdings PLC, 2.85%, 05/28/27	465	458,069
Aon North America, Inc.
5.13%, 03/01/27	535	538,503
5.15%, 03/01/29	780	793,957
5.30%, 03/01/31	450	460,296
Arch Capital Finance LLC, 4.01%, 12/15/26	507	505,905
Arthur J Gallagher & Co.
4.60%, 12/15/27	560	561,412
4.85%, 12/15/29	585	590,373
Athene Holding Ltd.
3.50%, 01/15/31	370	344,033
4.13%, 01/12/28	765	757,314
6.15%, 04/03/30	400	413,451
Berkshire Hathaway Finance Corp.
1.45%, 10/15/30	590	525,680
1.85%, 03/12/30	433	397,965
2.30%, 03/15/27	650	640,990
Brighthouse Financial, Inc.
3.70%, 06/22/27(a)	485	476,420
5.63%, 05/15/30(a)	470	473,937
Brown & Brown, Inc.
2.38%, 03/15/31	555	490,442
4.70%, 06/23/28	410	411,145
4.90%, 06/23/30	590	589,230
Chubb INA Holdings LLC
1.38%, 09/15/30	760	666,992
3.35%, 05/03/26	1,160	1,159,934
4.65%, 08/15/29	555	560,248
CNA Financial Corp.
2.05%, 08/15/30	415	370,979
3.45%, 08/15/27	435	429,544
3.90%, 05/01/29	390	382,063
CNO Financial Group, Inc., 5.25%, 05/30/29	410	411,577
Corebridge Financial, Inc.
3.65%, 04/05/27	989	982,485
3.85%, 04/05/29(a)	840	822,095
Enstar Group Ltd., 4.95%, 06/01/29	380	379,376
Equitable Holdings, Inc., 4.35%, 04/20/28	787	783,219
F&G Annuities & Life, Inc.
6.50%, 06/04/29	400	404,311
7.40%, 01/13/28(a)	400	408,026
Fairfax Financial Holdings Ltd.
3.38%, 03/03/31	400	374,410
4.63%, 04/29/30	475	473,199
4.85%, 04/17/28	375	376,831
Fidelity National Financial, Inc.
2.45%, 03/15/31	410	363,815
3.40%, 06/15/30	505	476,064
Hartford Insurance Group, Inc., 2.80%, 08/19/29	495	469,100
Security	Par (000)	Value
Insurance (continued)
Lincoln National Corp.
3.40%, 01/15/31(a)	$360	$336,288
3.80%, 03/01/28	350	345,411
Loews Corp., 3.20%, 05/15/30	430	409,309
Manulife Financial Corp., 2.48%, 05/19/27	490	481,649
Marsh & McLennan Companies, Inc.
2.25%, 11/15/30(a)	565	512,199
4.38%, 03/15/29	1,200	1,200,562
4.55%, 11/08/27	735	738,207
4.65%, 03/15/30	770	774,583
MetLife, Inc., 4.55%, 03/23/30(a)	805	810,767
Old Republic International Corp., 3.88%, 08/26/26(a)	419	418,294
Principal Financial Group, Inc.
2.13%, 06/15/30	485	439,831
3.70%, 05/15/29	445	434,584
Progressive Corp.(The)
2.45%, 01/15/27	420	415,104
2.50%, 03/15/27	435	429,193
3.20%, 03/26/30(a)	395	378,289
4.00%, 03/01/29	460	457,657
4.60%, 03/26/31(a)	155	155,571
Prudential Financial, Inc., 2.10%, 03/10/30(a)	380	350,584
Prudential Funding Asia PLC, 3.13%, 04/14/30	782	746,260
Reinsurance Group of America, Inc.
3.15%, 06/15/30	470	440,942
3.90%, 05/15/29	510	499,275
Willis North America, Inc.
2.95%, 09/15/29	610	578,225
4.50%, 09/15/28	470	469,269
4.55%, 03/15/31	495	488,649
4.65%, 06/15/27	635	636,231
		38,091,101
Internet — 2.6%
Airbnb, Inc.
4.40%, 03/16/29	575	573,954
4.65%, 03/16/31	575	573,807
Alphabet, Inc.
0.80%, 08/15/27(a)	470	452,193
1.10%, 08/15/30	1,840	1,617,739
2.00%, 08/15/26	1,605	1,594,933
3.70%, 02/15/29	1,620	1,601,813
3.88%, 11/15/28	290	288,448
4.00%, 05/15/30	700	694,144
4.10%, 11/15/30	1,935	1,917,250
4.10%, 02/15/31	2,275	2,248,431
Amazon.com, Inc.
1.00%, 05/12/26	2,345	2,342,782
1.20%, 06/03/27	895	868,441
1.50%, 06/03/30	1,470	1,313,780
1.65%, 05/12/28	1,670	1,590,106
3.15%, 08/22/27	2,661	2,630,441
3.30%, 04/13/27	1,520	1,511,021
3.45%, 04/13/29	1,170	1,145,780
3.85%, 03/13/28	1,750	1,742,581
3.90%, 11/20/28	1,270	1,260,999
4.00%, 03/13/29	2,070	2,055,180
4.10%, 11/20/30(a)	1,890	1,864,469
4.25%, 03/13/31	3,705	3,668,817
4.55%, 12/01/27	1,494	1,505,014
4.65%, 12/01/29	1,155	1,168,821
Schedule of Investments
22

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® 0-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Internet (continued)
AppLovin Corp., 5.13%, 12/01/29	$815	$820,987
Booking Holdings, Inc.
3.55%, 03/15/28	375	370,109
3.60%, 06/01/26	887	886,525
eBay, Inc.
1.40%, 05/10/26	765	764,463
2.70%, 03/11/30	755	704,807
3.60%, 06/05/27	592	587,139
4.25%, 03/06/29	280	278,729
Expedia Group, Inc.
2.95%, 03/15/31	20	18,357
3.25%, 02/15/30	955	905,737
3.80%, 02/15/28	790	779,939
4.63%, 08/01/27	530	530,815
Meta Platforms, Inc.
3.50%, 08/15/27	2,075	2,060,297
4.20%, 11/15/30	2,825	2,793,809
4.30%, 08/15/29	795	795,996
4.55%, 05/15/31	2,425	2,424,441
4.60%, 05/15/28	1,230	1,241,224
4.80%, 05/15/30	775	785,909
Netflix, Inc.
4.38%, 11/15/26(a)	860	861,553
4.88%, 04/15/28	1,255	1,271,042
5.88%, 11/15/28	1,500	1,556,783
6.38%, 05/15/29	685	724,524
Uber Technologies, Inc.
4.15%, 01/15/31	715	700,759
4.30%, 01/15/30	995	987,265
VeriSign, Inc., 4.75%, 07/15/27	340	340,001
		59,422,154
Iron & Steel — 0.2%
ArcelorMittal SA
4.25%, 07/16/29	370	368,193
6.55%, 11/29/27	940	967,586
Nucor Corp.
2.70%, 06/01/30	395	369,633
3.95%, 05/01/28	360	358,061
4.30%, 05/23/27	420	420,911
4.65%, 06/01/30	370	373,535
Steel Dynamics, Inc.
3.25%, 01/15/31	381	358,535
3.45%, 04/15/30	470	450,409
4.00%, 12/15/28	375	371,194
		4,038,057
Leisure Time — 0.0%
Polaris, Inc.
5.60%, 03/01/31	350	349,303
6.95%, 03/15/29	400	418,827
		768,130
Lodging — 0.5%
Hyatt Hotels Corp.
5.05%, 03/30/28	390	393,804
5.25%, 06/30/29	525	532,960
5.75%, 01/30/27(a)	130	131,104
Las Vegas Sands Corp.
3.50%, 08/18/26	795	792,791
3.90%, 08/08/29	583	562,426
5.63%, 06/15/28	790	800,939
5.90%, 06/01/27(a)	540	545,632
Security	Par (000)	Value
Lodging (continued)
6.00%, 08/15/29	$390	$400,006
6.00%, 06/14/30	360	371,095
Marriott International, Inc./MD
4.80%, 03/15/30	385	388,010
4.88%, 05/15/29	425	429,614
4.90%, 04/15/29	620	627,235
5.00%, 10/15/27	720	726,200
5.55%, 10/15/28	550	564,019
Series FF, 4.63%, 06/15/30(a)	777	776,027
Series HH, 2.85%, 04/15/31	800	732,575
Series R, 3.13%, 06/15/26	670	669,087
Sands China Ltd.
2.30%, 03/08/27	500	491,147
2.85%, 03/08/29	482	457,118
4.38%, 06/18/30	440	430,438
5.40%, 08/08/28	1,415	1,430,800
		12,253,027
Machinery — 1.9%
Caterpillar Financial Services Corp.
1.10%, 09/14/27(a)	640	615,961
1.15%, 09/14/26	493	487,613
1.70%, 01/08/27(a)	610	600,824
3.60%, 08/12/27(a)	655	651,994
3.70%, 01/10/28(a)	300	298,359
3.75%, 02/23/29	400	395,150
3.95%, 11/14/28	560	557,451
4.15%, 01/08/31(a)	325	322,082
4.35%, 05/15/26	1,100	1,100,064
4.38%, 08/16/29(a)	460	461,879
4.40%, 10/15/27	530	532,656
4.45%, 10/16/26(a)	475	475,836
4.50%, 01/08/27	355	356,030
4.60%, 11/15/27	580	584,629
4.70%, 11/15/29	717	727,245
4.85%, 02/27/29	465	472,879
5.00%, 05/14/27	640	645,952
Series K, 4.10%, 08/15/28	410	409,809
Caterpillar, Inc.
1.90%, 03/12/31	380	339,729
2.60%, 09/19/29	425	403,016
2.60%, 04/09/30	650	610,987
CNH Industrial Capital LLC
1.45%, 07/15/26(a)	680	675,934
4.38%, 03/07/31	200	196,516
4.50%, 10/08/27	385	385,290
4.50%, 10/16/30	300	296,983
4.55%, 04/10/28	580	579,459
4.75%, 03/21/28	265	266,267
5.10%, 04/20/29	440	446,142
5.50%, 01/12/29	465	475,422
Deere & Co.
3.10%, 04/15/30	585	559,296
5.38%, 10/16/29	375	388,890
Deere Funding Canada Corp., 4.15%, 10/09/30	400	395,109
Eaton Capital ULC, 4.45%, 05/09/30	395	394,668
Flowserve Corp., 3.50%, 10/01/30	365	344,952
GE Vernova, Inc., 4.25%, 02/04/31(a)	325	322,226
IDEX Corp.
3.00%, 05/01/30	375	352,844
4.95%, 09/01/29	385	388,530
23
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® 0-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Machinery (continued)
Ingersoll Rand, Inc.
5.18%, 06/15/29	$625	$638,828
5.20%, 06/15/27	525	529,247
5.40%, 08/14/28	405	413,897
John Deere Capital Corp.
1.05%, 06/17/26(a)	405	403,514
1.45%, 01/15/31	445	390,650
1.50%, 03/06/28	410	391,405
1.70%, 01/11/27	460	453,076
1.75%, 03/09/27	440	431,914
2.35%, 03/08/27(a)	445	439,172
2.45%, 01/09/30(a)	439	411,887
2.65%, 06/10/26	460	459,300
2.80%, 09/08/27	88	86,595
2.80%, 07/18/29	480	459,131
3.35%, 04/18/29	435	424,591
3.45%, 03/07/29	510	500,502
4.15%, 09/15/27	695	696,269
4.20%, 07/15/27	540	541,313
4.38%, 10/15/30(a)	450	449,492
4.50%, 01/08/27	555	557,055
4.50%, 01/16/29(a)	807	813,477
4.65%, 01/07/28	405	408,843
4.70%, 06/10/30	795	804,494
4.75%, 06/08/26(a)	600	600,555
4.75%, 01/20/28(a)	890	900,559
4.85%, 03/05/27(a)	470	473,698
4.85%, 06/11/29	620	630,785
4.90%, 06/11/27	620	625,833
4.90%, 03/03/28(a)	552	559,827
4.95%, 07/14/28	1,200	1,220,146
5.15%, 09/08/26(a)	440	441,818
Series I, 3.90%, 03/09/29(a)	375	372,062
Series I, 4.13%, 01/18/29	260	259,642
Series I, 4.20%, 03/10/31	400	395,977
Series I, 4.25%, 06/05/28	590	591,818
Series I, 4.38%, 04/15/31	375	374,250
Series I, 4.55%, 06/05/30(a)	640	644,464
Nordson Corp., 4.50%, 12/15/29	470	469,177
nVent Finance SARL, 4.55%, 04/15/28	395	393,024
Otis Worldwide Corp.
2.29%, 04/05/27(a)	305	299,972
2.57%, 02/15/30	1,195	1,111,768
5.25%, 08/16/28	630	641,964
Regal Rexnord Corp.
6.05%, 04/15/28(a)	940	963,345
6.30%, 02/15/30	855	895,929
Westinghouse Air Brake Technologies Corp.
3.45%, 11/15/26(a)	685	681,660
4.70%, 09/15/28	1,020	1,022,980
4.90%, 05/29/30	380	384,396
Xylem, Inc./New York
1.95%, 01/30/28(a)	405	389,324
2.25%, 01/30/31(a)	350	316,329
3.25%, 11/01/26(a)	440	437,792
		44,322,419
Manufacturing — 0.5%
3M Co.
2.25%, 09/19/26(a)	445	441,866
2.38%, 08/26/29	810	759,842
2.88%, 10/15/27	595	583,766
Security	Par (000)	Value
Manufacturing (continued)
3.05%, 04/15/30	$435	$412,024
3.38%, 03/01/29	645	627,094
3.63%, 09/14/28	490	483,587
4.80%, 03/15/30	435	439,067
Eaton Corp.
3.10%, 09/15/27	295	291,040
3.85%, 03/06/28	605	600,855
3.95%, 03/06/29	1,150	1,137,950
4.20%, 03/06/31	925	912,656
4.35%, 05/18/28(a)	455	455,832
Illinois Tool Works, Inc., 2.65%, 11/15/26	832	826,154
Parker-Hannifin Corp.
3.25%, 03/01/27(a)	545	541,127
3.25%, 06/14/29	770	744,618
4.25%, 09/15/27	920	919,939
4.50%, 09/15/29	800	803,763
Teledyne Technologies, Inc., 2.25%, 04/01/28	575	552,211
Textron, Inc.
2.45%, 03/15/31	350	316,187
3.00%, 06/01/30	425	400,050
		12,249,628
Media — 1.3%
Charter Communications Operating LLC/Charter Communications Operating Capital
2.25%, 01/15/29	1,015	948,468
2.80%, 04/01/31	1,000	894,725
3.75%, 02/15/28	852	837,706
4.20%, 03/15/28	1,052	1,040,657
5.05%, 03/30/29	1,010	1,012,230
6.10%, 06/01/29	1,110	1,145,588
Comcast Corp.
1.50%, 02/15/31(a)	1,200	1,040,617
1.95%, 01/15/31	985	874,472
2.35%, 01/15/27	1,139	1,125,451
2.65%, 02/01/30	1,180	1,104,390
3.15%, 02/15/28	1,015	995,216
3.30%, 02/01/27(a)	1,003	997,226
3.30%, 04/01/27	400	397,661
3.40%, 04/01/30	1,225	1,176,822
3.55%, 05/01/28	547	538,876
4.15%, 10/15/28	2,510	2,499,811
4.25%, 10/15/30	1,008	995,595
4.55%, 01/15/29	645	648,816
5.10%, 06/01/29	437	445,684
FactSet Research Systems, Inc., 2.90%, 03/01/27(a)	380	375,009
Fox Corp.
3.50%, 04/08/30(a)	340	326,600
4.71%, 01/25/29	1,585	1,588,148
TWDC Enterprises 18 Corp.
1.85%, 07/30/26	911	906,207
2.95%, 06/15/27	840	829,332
Walt Disney Co.(The)
2.00%, 09/01/29	1,535	1,428,683
2.20%, 01/13/28	775	752,466
2.65%, 01/13/31	1,736	1,612,538
3.70%, 03/23/27	435	434,095
3.75%, 03/14/29	735	725,460
3.80%, 03/22/30(a)	955	936,682
Schedule of Investments
24

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® 0-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Media (continued)
4.00%, 03/14/31(a)	$1,075	$1,056,719
		29,691,950
Mining — 0.3%
BHP Billiton Finance USA Ltd.
4.75%, 02/28/28	802	808,905
5.00%, 02/21/30	730	744,975
5.10%, 09/08/28(a)	485	493,807
5.25%, 09/08/26	720	722,144
5.25%, 09/08/30	700	720,962
Freeport-McMoRan, Inc., 4.63%, 08/01/30	495	493,231
Rio Tinto Finance USA Ltd., 7.13%, 07/15/28	550	582,980
Rio Tinto Finance USA PLC
4.38%, 03/12/27(a)	355	356,318
4.50%, 03/14/28	615	617,986
4.88%, 03/14/30	1,294	1,313,047
		6,854,355
Office & Business Equipment — 0.1%
CDW LLC/CDW Finance Corp.
2.67%, 12/01/26	795	786,962
3.25%, 02/15/29	555	530,580
3.28%, 12/01/28	352	338,496
4.25%, 04/01/28	450	444,838
5.10%, 03/01/30(a)	500	501,621
		2,602,497
Oil & Gas — 2.6%
BP Capital Markets America, Inc.
1.75%, 08/10/30(a)	755	677,020
3.02%, 01/16/27(a)	698	693,111
3.54%, 04/06/27(a)	395	393,183
3.59%, 04/14/27	505	502,975
3.63%, 04/06/30(a)	940	915,382
3.94%, 09/21/28	765	759,452
4.23%, 11/06/28	1,500	1,498,505
4.70%, 04/10/29	915	924,852
4.87%, 11/25/29(a)	487	494,916
4.97%, 10/17/29	600	612,133
5.02%, 11/17/27	800	810,080
BP Capital Markets PLC
3.28%, 09/19/27	1,187	1,173,230
3.72%, 11/28/28	610	601,388
Canadian Natural Resources Ltd.
2.95%, 07/15/30(a)	386	362,954
3.85%, 06/01/27	970	964,569
5.00%, 12/15/29	580	588,290
Cenovus Energy, Inc., 4.65%, 03/20/31	415	412,929
Chevron Corp.
2.00%, 05/11/27	855	838,052
2.24%, 05/11/30	1,090	1,007,760
2.95%, 05/16/26	1,874	1,873,138
Chevron USA, Inc.
1.02%, 08/12/27	570	548,929
3.85%, 01/15/28	390	389,017
3.95%, 08/13/27	375	374,987
4.05%, 08/13/28	400	399,450
4.30%, 10/15/30(a)	915	916,149
4.41%, 02/26/27(a)	335	336,397
4.48%, 02/26/28	825	830,023
4.69%, 04/15/30	860	871,181
ConocoPhillips Co.
4.70%, 01/15/30	995	1,005,021
Security	Par (000)	Value
Oil & Gas (continued)
6.95%, 04/15/29	$605	$649,856
Continental Resources, Inc./OK, 4.38%, 01/15/28	825	820,818
Coterra Energy, Inc., 3.90%, 05/15/27	140	139,303
Devon Energy Corp., 4.50%, 01/15/30(a)	540	537,790
Diamondback Energy, Inc.
3.25%, 12/01/26	645	641,491
3.50%, 12/01/29	710	686,193
5.15%, 01/30/30	740	757,000
5.20%, 04/18/27	667	672,584
EOG Resources, Inc.
4.38%, 04/15/30	580	578,258
4.40%, 07/15/28	475	476,124
4.40%, 01/15/31	540	536,141
EQT Corp.
3.90%, 10/01/27	610	603,851
4.75%, 01/15/31	1,035	1,030,134
5.70%, 04/01/28	430	438,275
7.00%, 02/01/30	537	573,524
Equinor ASA
2.38%, 05/22/30	550	509,589
3.00%, 04/06/27(a)	275	272,670
3.13%, 04/06/30	1,015	970,622
3.63%, 09/10/28	725	717,644
4.25%, 06/02/28	385	385,801
4.50%, 09/03/30	550	552,134
Expand Energy Corp.
5.38%, 02/01/29	390	389,994
5.38%, 03/15/30	1,000	1,010,125
Exxon Mobil Corp.
2.28%, 08/16/26(a)	870	865,956
2.44%, 08/16/29	945	897,329
2.61%, 10/15/30	1,341	1,252,924
3.29%, 03/19/27(a)	850	845,552
3.48%, 03/19/30	1,530	1,487,807
Hess Corp., 4.30%, 04/01/27	787	787,647
HF Sinclair Corp., 5.75%, 01/15/31	480	491,896
Marathon Petroleum Corp.
5.13%, 12/15/26	620	622,397
5.15%, 03/01/30	890	908,546
Occidental Petroleum Corp.
6.63%, 09/01/30	837	892,860
8.88%, 07/15/30	775	882,744
Phillips 66
2.15%, 12/15/30	645	579,099
3.90%, 03/15/28	660	653,633
Phillips 66 Co.
3.15%, 12/15/29	435	414,810
4.95%, 12/01/27	590	594,855
Pioneer Natural Resources Co., 1.90%, 08/15/30	700	632,170
Shell Finance U.S., Inc.
2.38%, 11/07/29	780	731,546
2.75%, 04/06/30	1,005	947,379
3.88%, 11/13/28(b)	770	764,804
4.13%, 11/06/30	699	690,995
Shell International Finance BV
2.50%, 09/12/26(a)	870	865,202
2.88%, 05/10/26	1,470	1,469,544
TotalEnergies Capital International SA
2.83%, 01/10/30	855	811,939
3.46%, 02/19/29	965	947,037
TotalEnergies Capital SA, 3.88%, 10/11/28	765	761,883
25
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® 0-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
TotalEnergies Capital USA LLC, 4.25%, 01/13/31	$1,135	$1,122,771
Valero Energy Corp.
2.15%, 09/15/27	465	451,187
4.35%, 06/01/28(a)	495	494,788
5.15%, 02/15/30	535	546,141
Viper Energy Partners LLC, 4.90%, 08/01/30	370	370,121
Woodside Finance Ltd.
4.90%, 05/19/28	430	433,072
5.40%, 05/19/30	955	975,451
		60,919,079
Oil & Gas Services — 0.2%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.
2.06%, 12/15/26	585	577,749
3.14%, 11/07/29	445	427,885
3.34%, 12/15/27	1,080	1,064,642
4.05%, 03/11/29	275	273,012
4.49%, 05/01/30	405	405,210
Halliburton Co., 2.92%, 03/01/30(a)	806	760,014
NOV, Inc., 3.60%, 12/01/29(a)	415	401,373
		3,909,885
Packaging & Containers — 0.3%
Amcor Flexibles North America, Inc.
2.63%, 06/19/30	375	346,599
4.25%, 03/08/29	275	272,536
4.80%, 03/17/28	475	477,870
5.10%, 03/17/30	565	572,113
Amcor Group Finance PLC, 5.45%, 05/23/29	450	460,724
Berry Global, Inc., 5.50%, 04/15/28	455	463,357
Packaging Corp. of America
3.00%, 12/15/29	395	375,435
3.40%, 12/15/27	390	384,024
Smurfit Kappa Treasury ULC, 5.20%, 01/15/30	845	861,316
Sonoco Products Co.
3.13%, 05/01/30(a)	425	400,613
4.45%, 09/01/26	245	245,018
4.60%, 09/01/29(a)	490	489,064
WRKCo, Inc.
3.90%, 06/01/28	335	331,217
4.00%, 03/15/28	495	491,484
4.90%, 03/15/29	570	574,463
		6,745,833
Pharmaceuticals — 4.9%
AbbVie, Inc.
2.95%, 11/21/26	3,020	3,003,584
3.20%, 05/14/26	1,605	1,604,673
3.20%, 11/21/29	4,193	4,033,694
3.78%, 03/03/28	805	799,733
4.13%, 03/15/31	1,015	999,180
4.25%, 11/14/28	1,355	1,356,222
4.65%, 03/15/28	990	998,189
4.80%, 03/15/27	1,660	1,670,016
4.80%, 03/15/29	1,890	1,916,022
4.88%, 03/15/30	745	758,203
4.95%, 03/15/31	1,385	1,413,867
Astrazeneca Finance LLC
1.20%, 05/28/26	1,017	1,014,909
1.75%, 05/28/28	970	923,928
4.00%, 03/02/31(a)	325	319,021
4.80%, 02/26/27(a)	980	985,550
Security	Par (000)	Value
Pharmaceuticals (continued)
4.85%, 02/26/29	$940	$954,773
4.88%, 03/03/28	800	811,036
4.90%, 03/03/30	515	525,115
4.90%, 02/26/31(a)	775	790,650
AstraZeneca PLC
1.38%, 08/06/30	980	867,871
3.13%, 06/12/27	590	584,600
4.00%, 01/17/29	765	761,944
Becton Dickinson & Co.
1.96%, 02/11/31(a)	735	648,982
2.82%, 05/20/30	600	561,023
3.70%, 06/06/27	1,360	1,350,273
4.69%, 02/13/28	640	642,092
4.87%, 02/08/29	615	620,542
Bristol-Myers Squibb Co.
1.13%, 11/13/27	550	526,353
1.45%, 11/13/30	940	827,857
3.25%, 02/27/27(a)	470	467,360
3.40%, 07/26/29	1,060	1,030,452
3.45%, 11/15/27	510	505,144
5.10%, 02/22/31	955	980,656
5.75%, 02/01/31(a)	755	796,042
Cardinal Health, Inc.
3.41%, 06/15/27	960	949,866
4.50%, 09/15/30	440	437,609
4.70%, 11/15/26	495	496,332
5.00%, 11/15/29	650	658,815
5.13%, 02/15/29	540	548,589
Cencora, Inc.
2.70%, 03/15/31	720	657,834
2.80%, 05/15/30	453	423,261
3.45%, 12/15/27	590	580,738
3.95%, 02/13/29	355	349,899
4.25%, 11/15/30	125	122,803
4.63%, 12/15/27	390	391,363
4.85%, 12/15/29	470	475,761
CVS Health Corp.
1.30%, 08/21/27	1,680	1,613,475
1.75%, 08/21/30	960	849,409
1.88%, 02/28/31	610	534,754
2.88%, 06/01/26	1,409	1,407,118
3.00%, 08/15/26	650	647,570
3.25%, 08/15/29	1,340	1,285,736
3.63%, 04/01/27	605	601,307
3.75%, 04/01/30	1,140	1,104,493
4.30%, 03/25/28	3,735	3,721,633
5.00%, 01/30/29	830	839,736
5.13%, 02/21/30	1,125	1,143,440
5.25%, 01/30/31	573	584,868
5.40%, 06/01/29(a)	800	818,381
Eli Lilly & Co.
3.38%, 03/15/29(a)	685	670,382
4.00%, 10/15/28	790	788,271
4.15%, 08/14/27	535	535,903
4.20%, 08/14/29	800	799,704
4.25%, 03/15/31	520	517,194
4.50%, 02/09/27	785	788,913
4.50%, 02/09/29(a)	760	767,058
4.55%, 02/12/28(a)	725	729,976
4.75%, 02/12/30	950	966,132
GlaxoSmithKline Capital PLC, 3.38%, 06/01/29	787	766,491
Schedule of Investments
26

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® 0-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
GlaxoSmithKline Capital, Inc.
3.88%, 05/15/28	$1,392	$1,384,368
4.50%, 04/15/30	660	663,840
Johnson & Johnson
0.95%, 09/01/27	1,130	1,086,749
1.30%, 09/01/30	1,300	1,156,321
2.90%, 01/15/28	1,135	1,114,676
2.95%, 03/03/27(a)	800	793,630
4.50%, 03/01/27	575	578,028
4.55%, 03/01/28(a)	550	555,557
4.70%, 03/01/30	815	832,160
4.80%, 06/01/29	890	909,782
McKesson Corp.
1.30%, 08/15/26	485	481,306
4.25%, 09/15/29	465	463,235
4.65%, 05/30/30(a)	480	483,190
Merck & Co., Inc.
1.45%, 06/24/30	919	818,616
1.70%, 06/10/27	1,165	1,136,373
1.90%, 12/10/28	905	855,138
3.40%, 03/07/29	1,405	1,375,423
3.85%, 09/15/27	545	543,965
3.85%, 03/15/29	350	346,978
4.05%, 05/17/28	370	370,035
4.15%, 09/15/30	540	536,801
4.15%, 03/15/31	730	720,474
4.30%, 05/17/30(a)	540	539,482
Mylan, Inc., 4.55%, 04/15/28	551	548,628
Novartis Capital Corp.
2.00%, 02/14/27(a)	975	960,151
2.20%, 08/14/30	1,062	972,325
3.10%, 05/17/27	765	758,850
3.80%, 09/18/29	749	738,276
3.90%, 11/05/28	500	497,027
4.10%, 03/16/29	560	558,456
4.10%, 11/05/30	1,255	1,238,995
4.40%, 03/18/31	1,420	1,418,221
Pfizer Investment Enterprises Pte. Ltd.
4.45%, 05/19/28	3,095	3,108,071
4.65%, 05/19/30	2,252	2,266,361
Pfizer, Inc.
1.70%, 05/28/30	734	661,572
2.63%, 04/01/30	970	909,073
2.75%, 06/03/26	1,018	1,016,748
3.00%, 12/15/26	1,335	1,328,097
3.45%, 03/15/29	1,223	1,199,485
3.60%, 09/15/28(a)	675	667,389
3.88%, 11/15/27	330	329,226
4.20%, 11/15/30	735	728,893
Pharmacia LLC, 6.60%, 12/01/28	475	501,451
Sanofi SA, 3.63%, 06/19/28	790	781,862
Shire Acquisitions Investments Ireland DAC, 3.20%, 09/23/26(a)	562	559,747
Takeda Pharmaceutical Co. Ltd.
2.05%, 03/31/30	1,880	1,711,871
5.00%, 11/26/28	1,360	1,377,251
Utah Acquisition Sub, Inc., 3.95%, 06/15/26	1,295	1,293,831
Viatris, Inc.
2.30%, 06/22/27	580	563,767
2.70%, 06/22/30	1,050	957,319
Security	Par (000)	Value
Pharmaceuticals (continued)
Zoetis, Inc.
2.00%, 05/15/30	$560	$508,989
3.00%, 09/12/27	585	574,942
3.90%, 08/20/28	399	394,564
4.15%, 08/17/28	515	512,360
		112,014,295
Pipelines — 3.0%
Boardwalk Pipelines LP
3.40%, 02/15/31	350	327,569
4.45%, 07/15/27	335	334,488
4.80%, 05/03/29	395	396,132
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/29	900	874,586
5.13%, 06/30/27	960	964,098
Cheniere Energy Partners LP
4.00%, 03/01/31	1,035	997,365
4.50%, 10/01/29	1,240	1,233,464
Cheniere Energy, Inc., 4.63%, 10/15/28	1,545	1,539,144
DCP Midstream Operating LP
5.13%, 05/15/29	515	522,373
5.63%, 07/15/27	420	424,025
Enbridge, Inc.
1.60%, 10/04/26(a)	348	344,327
3.13%, 11/15/29	810	772,539
3.70%, 07/15/27	495	490,831
4.20%, 11/20/28	400	397,411
4.25%, 12/01/26(a)	670	670,045
4.50%, 02/15/31(a)	410	405,704
4.85%, 03/27/31	550	552,150
4.90%, 06/20/30	485	489,148
5.25%, 04/05/27	385	388,213
5.30%, 04/05/29	590	602,235
5.90%, 11/15/26	590	594,529
6.00%, 11/15/28(a)	585	606,783
6.20%, 11/15/30	610	645,589
Energy Transfer LP
3.75%, 05/15/30	1,280	1,238,509
3.90%, 07/15/26	482	481,734
4.00%, 10/01/27	590	586,520
4.15%, 09/15/29	400	394,338
4.20%, 04/15/27	540	539,725
4.40%, 03/15/27(a)	590	590,245
4.55%, 01/15/31	625	619,430
4.95%, 05/15/28	645	650,299
4.95%, 06/15/28	805	812,572
5.20%, 04/01/30	455	465,169
5.25%, 04/15/29	1,140	1,161,547
5.25%, 07/01/29	805	821,261
5.50%, 06/01/27	710	716,365
5.55%, 02/15/28	800	813,990
6.05%, 12/01/26(a)	795	802,127
6.10%, 12/01/28	420	435,775
6.40%, 12/01/30	730	779,328
Enterprise Products Operating LLC
2.80%, 01/31/30	955	902,971
3.13%, 07/31/29	970	935,411
3.95%, 02/15/27	477	476,243
4.15%, 10/16/28	790	788,876
4.30%, 06/20/28	620	620,020
4.60%, 01/11/27(a)	760	761,710
4.60%, 01/15/31	1,020	1,020,991
27
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® 0-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
Kinder Morgan, Inc.
1.75%, 11/15/26(a)	$365	$360,356
2.00%, 02/15/31	5	4,429
4.30%, 03/01/28	1,040	1,040,071
5.00%, 02/01/29	990	1,004,632
5.10%, 08/01/29	385	392,069
5.15%, 06/01/30	940	961,038
MPLX LP
2.65%, 08/15/30	1,180	1,089,054
4.00%, 03/15/28	997	988,884
4.13%, 03/01/27	1,055	1,052,105
4.25%, 12/01/27	580	578,452
4.80%, 02/15/29	615	619,394
4.80%, 02/15/31	900	901,688
ONEOK, Inc.
3.10%, 03/15/30	595	562,237
3.25%, 06/01/30	380	360,089
3.40%, 09/01/29	555	534,300
4.00%, 07/13/27	400	397,704
4.25%, 09/24/27	430	428,755
4.35%, 03/15/29	525	521,656
4.40%, 10/15/29	485	481,990
4.55%, 07/15/28	640	640,034
5.55%, 11/01/26	660	663,268
5.65%, 11/01/28	580	594,745
5.80%, 11/01/30	375	389,675
6.35%, 01/15/31	470	499,511
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29	785	759,449
3.80%, 09/15/30	600	578,469
4.50%, 12/15/26	570	570,587
4.70%, 01/15/31	735	733,586
Sabine Pass Liquefaction LLC
4.20%, 03/15/28	1,095	1,090,112
4.50%, 05/15/30(a)	1,495	1,493,923
5.00%, 03/15/27	1,250	1,252,907
South Bow USA Infrastructure Holdings LLC
4.91%, 09/01/27	215	215,750
5.03%, 10/01/29	787	792,062
Spectra Energy Partners LP, 3.38%, 10/15/26	485	483,081
Targa Resources Corp.
4.35%, 01/15/29	540	537,330
4.35%, 04/15/31	220	215,630
4.90%, 09/15/30	565	569,117
5.20%, 07/01/27(a)	570	574,163
6.15%, 03/01/29	800	833,319
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.88%, 02/01/31	110	109,893
5.00%, 01/15/28	680	678,726
5.50%, 03/01/30	788	797,375
TransCanada PipeLines Ltd.
4.10%, 04/15/30	955	936,514
4.25%, 05/15/28	1,125	1,120,304
Transcontinental Gas Pipe Line Co. LLC, 3.25%, 05/15/30	530	505,098
Western Midstream Operating LP
4.05%, 02/01/30	930	905,240
4.80%, 03/01/31(a)	480	476,390
6.35%, 01/15/29	505	525,638
Security	Par (000)	Value
Pipelines (continued)
Williams Companies, Inc.(The)
2.60%, 03/15/31	$1,190	$1,080,286
3.50%, 11/15/30	770	732,766
3.75%, 06/15/27	1,172	1,163,955
4.63%, 06/30/30	570	569,013
4.90%, 03/15/29	850	859,082
5.30%, 08/15/28	730	743,538
		68,957,343
Real Estate — 0.0%
CBRE Services, Inc.
4.80%, 06/15/30	470	471,345
5.50%, 04/01/29	430	440,289
		911,634
Real Estate Investment Trusts — 3.5%
Alexandria Real Estate Equities, Inc., 4.90%, 12/15/30(a)	540	540,300
American Assets Trust LP, 3.38%, 02/01/31	385	350,228
American Homes 4 Rent LP
4.25%, 02/15/28	330	327,991
4.95%, 06/15/30	510	512,735
American Tower Corp.
1.45%, 09/15/26	520	514,356
1.50%, 01/31/28	550	523,093
1.88%, 10/15/30	570	506,392
2.10%, 06/15/30	538	486,842
2.75%, 01/15/27	605	599,046
2.90%, 01/15/30	650	611,516
3.38%, 10/15/26	805	802,538
3.55%, 07/15/27	615	608,963
3.60%, 01/15/28	485	478,105
3.65%, 03/15/27	520	517,116
3.80%, 08/15/29	1,360	1,328,864
3.95%, 03/15/29	380	374,124
4.90%, 03/15/30	635	641,511
5.00%, 01/31/30	510	516,500
5.20%, 02/15/29	410	416,831
5.25%, 07/15/28	540	548,428
5.50%, 03/15/28	630	641,165
5.80%, 11/15/28	650	669,496
AvalonBay Communities, Inc.
2.30%, 03/01/30	565	521,958
2.45%, 01/15/31	432	394,198
Boston Properties LP
2.75%, 10/01/26	814	808,265
2.90%, 03/15/30	485	452,031
3.25%, 01/30/31	871	806,376
3.40%, 06/21/29	615	590,905
4.50%, 12/01/28	740	737,960
6.75%, 12/01/27	575	593,459
Brixmor Operating Partnership LP
4.05%, 07/01/30	610	594,430
4.13%, 06/15/26	475	474,829
4.13%, 05/15/29	580	572,538
Camden Property Trust
2.80%, 05/15/30	580	542,485
3.15%, 07/01/29	480	460,721
5.85%, 11/03/26	425	428,015
Cousins Properties LP, 5.25%, 07/15/30	380	385,954
Crown Castle, Inc.
1.05%, 07/15/26	764	758,540
Schedule of Investments
28

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® 0-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
2.10%, 04/01/31	$750	$657,155
2.25%, 01/15/31	820	726,434
2.90%, 03/15/27	620	611,518
3.10%, 11/15/29	435	411,538
3.30%, 07/01/30	535	503,860
3.65%, 09/01/27	620	613,042
3.70%, 06/15/26	730	729,196
3.80%, 02/15/28	735	724,918
4.00%, 03/01/27(a)	412	410,539
4.30%, 02/15/29	505	499,989
4.80%, 09/01/28	490	492,172
4.90%, 09/01/29	435	437,232
5.00%, 01/11/28(a)	800	805,869
5.60%, 06/01/29	615	630,746
CubeSmart LP, 2.25%, 12/15/28	355	335,460
Digital Realty Trust LP
3.60%, 07/01/29	710	690,431
3.70%, 08/15/27	740	733,061
4.45%, 07/15/28	480	479,091
5.55%, 01/15/28	645	655,773
EPR Properties
3.75%, 08/15/29	370	356,939
4.75%, 11/15/30	415	407,947
Equinix Asia Financing Corp. Pte Ltd., 4.40%, 03/15/31	670	657,694
Equinix Europe 2 Financing Corp. LLC, 4.60%, 11/15/30	880	874,707
Equinix, Inc.
1.45%, 05/15/26	596	595,401
1.55%, 03/15/28	675	640,806
1.80%, 07/15/27	280	271,558
2.15%, 07/15/30	800	721,413
2.90%, 11/18/26	520	516,072
3.20%, 11/18/29	955	911,129
ERP Operating LP
2.50%, 02/15/30	475	441,679
2.85%, 11/01/26	430	427,215
3.00%, 07/01/29	480	459,977
3.50%, 03/01/28	335	329,847
Essex Portfolio LP
3.00%, 01/15/30	460	434,595
4.00%, 03/01/29	380	374,716
Extra Space Storage LP
3.50%, 07/01/26	554	553,291
5.50%, 07/01/30	630	646,398
5.70%, 04/01/28	570	581,606
5.90%, 01/15/31(a)	425	442,753
GLP Capital LP/GLP Financing II, Inc.
4.00%, 01/15/30	537	516,299
4.00%, 01/15/31	500	473,954
5.30%, 01/15/29	565	569,546
5.75%, 06/01/28	385	389,969
Healthcare Realty Holdings LP
2.00%, 03/15/31	600	524,318
3.10%, 02/15/30	510	480,357
3.50%, 08/01/26	460	458,943
3.75%, 07/01/27	310	307,284
Healthpeak OP LLC
2.13%, 12/01/28	440	414,871
2.88%, 01/15/31(a)	445	409,114
3.00%, 01/15/30	590	555,863
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
3.25%, 07/15/26	$597	$595,637
3.50%, 07/15/29	515	497,513
Host Hotels & Resorts LP
Series H, 3.38%, 12/15/29	540	513,926
Series I, 3.50%, 09/15/30	565	533,891
Invitation Homes Operating Partnership LP, 2.30%, 11/15/28	452	427,209
Kimco Realty OP LLC
2.70%, 10/01/30	310	288,710
2.80%, 10/01/26	465	462,321
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.50%, 08/01/30(a)	385	388,679
Mid-America Apartments LP
3.60%, 06/01/27	405	402,316
3.95%, 03/15/29(a)	410	404,978
NNN REIT, Inc., 4.60%, 02/15/31	400	396,903
Omega Healthcare Investors, Inc.
3.38%, 02/01/31	500	464,349
3.63%, 10/01/29	420	403,763
4.50%, 04/01/27	515	514,528
4.75%, 01/15/28	355	355,087
5.20%, 07/01/30	490	493,837
Prologis LP
1.25%, 10/15/30	530	460,877
2.13%, 04/15/27	310	304,588
2.25%, 04/15/30	805	741,230
4.25%, 06/15/31	315	310,247
4.75%, 01/15/31	330	333,692
4.88%, 06/15/28	530	536,088
Public Storage Operating Co.
1.50%, 11/09/26	495	488,756
1.85%, 05/01/28	425	405,635
1.95%, 11/09/28	375	352,874
3.09%, 09/15/27	320	315,294
3.39%, 05/01/29(a)	375	365,520
5.13%, 01/15/29(a)	420	428,888
Realty Income Corp.
3.00%, 01/15/27	450	446,413
3.10%, 12/15/29	405	385,899
3.25%, 06/15/29	380	366,742
3.25%, 01/15/31	680	640,042
3.40%, 01/15/28	415	408,152
3.65%, 01/15/28	397	392,476
3.95%, 08/15/27	430	428,152
4.13%, 10/15/26	539	538,865
4.85%, 03/15/30	485	490,816
4.88%, 06/01/26(a)	500	500,256
Regency Centers LP
3.60%, 02/01/27	355	353,487
3.70%, 06/15/30	475	460,898
Simon Property Group LP
1.38%, 01/15/27	410	401,949
1.75%, 02/01/28	585	560,480
2.20%, 02/01/31(a)	520	467,893
2.45%, 09/13/29	1,010	946,913
2.65%, 07/15/30(a)	445	413,917
3.25%, 11/30/26	615	612,078
3.38%, 06/15/27(a)	520	515,124
3.38%, 12/01/27	555	547,469
4.30%, 01/15/31	615	606,576
4.38%, 10/01/30	530	526,616
29
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® 0-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
UDR, Inc., 3.20%, 01/15/30	$515	$491,935
Ventas Realty LP
3.00%, 01/15/30	540	509,864
4.00%, 03/01/28	410	406,385
4.40%, 01/15/29	555	551,925
4.75%, 11/15/30	320	320,461
VICI Properties LP
4.75%, 02/15/28	930	931,167
4.95%, 02/15/30	750	750,306
Welltower OP LLC
2.05%, 01/15/29	380	357,415
2.70%, 02/15/27	380	375,598
2.75%, 01/15/31	420	387,140
3.10%, 01/15/30	620	590,750
4.13%, 03/15/29	400	397,312
4.25%, 04/15/28	530	529,087
4.50%, 07/01/30	730	730,174
Weyerhaeuser Co.
4.00%, 11/15/29	570	558,979
4.00%, 04/15/30	555	540,694
		80,160,830
Retail — 2.5%
AutoNation, Inc.
4.45%, 01/15/29	285	282,525
4.75%, 06/01/30	380	378,271
AutoZone, Inc.
1.65%, 01/15/31	417	364,020
3.75%, 06/01/27(a)	412	409,226
4.00%, 04/15/30(a)	545	533,204
5.10%, 07/15/29	460	468,663
5.13%, 06/15/30	395	402,353
6.25%, 11/01/28	410	427,573
Best Buy Co., Inc.
1.95%, 10/01/30	465	415,844
4.45%, 10/01/28	415	415,394
Costco Wholesale Corp.
1.38%, 06/20/27	905	879,113
1.60%, 04/20/30	1,322	1,197,830
3.00%, 05/18/27	710	703,355
Darden Restaurants, Inc., 3.85%, 05/01/27	342	339,995
Dollar General Corp.
3.50%, 04/03/30	735	702,845
4.13%, 05/01/28	360	357,586
5.20%, 07/05/28	370	375,020
Dollar Tree, Inc., 4.20%, 05/15/28	997	990,924
Ferguson Enterprises, Inc., 4.35%, 03/15/31	550	542,056
Genuine Parts Co.
1.88%, 11/01/30	360	312,363
4.95%, 08/15/29	565	563,524
Home Depot, Inc.(The)
0.90%, 03/15/28	405	382,509
1.38%, 03/15/31(a)	880	762,875
1.50%, 09/15/28	790	745,151
2.13%, 09/15/26	790	784,482
2.50%, 04/15/27(a)	550	542,944
2.70%, 04/15/30	1,092	1,027,924
2.80%, 09/14/27	765	752,578
2.88%, 04/15/27(a)	635	628,844
2.95%, 06/15/29	1,315	1,265,126
3.75%, 09/15/28	275	273,019
3.90%, 12/06/28	767	762,691
Security	Par (000)	Value
Retail (continued)
3.95%, 09/15/30(a)	$285	$281,417
4.75%, 06/25/29	920	933,673
4.88%, 06/25/27	655	660,797
4.90%, 04/15/29(a)	625	636,330
4.95%, 09/30/26	560	561,427
5.15%, 06/25/26	1,210	1,212,456
Lowe's Companies, Inc.
1.30%, 04/15/28	715	675,255
1.70%, 09/15/28	760	715,111
1.70%, 10/15/30	945	836,817
2.63%, 04/01/31	1,000	913,559
3.10%, 05/03/27(a)	1,100	1,089,598
3.35%, 04/01/27	560	556,872
3.65%, 04/05/29	1,255	1,229,521
3.95%, 10/15/27	520	518,744
4.00%, 10/15/28	665	659,513
4.25%, 03/15/31	910	896,397
4.50%, 04/15/30(a)	905	906,965
McDonald's Corp.
2.13%, 03/01/30	595	547,861
2.63%, 09/01/29(a)	820	777,902
3.50%, 03/01/27(a)	712	708,569
3.50%, 07/01/27	840	833,168
3.60%, 07/01/30(a)	820	797,659
3.80%, 04/01/28(a)	815	808,850
4.60%, 05/15/30	470	474,662
4.80%, 08/14/28(a)	480	485,122
5.00%, 05/17/29	405	412,785
O'Reilly Automotive, Inc.
1.75%, 03/15/31	365	319,814
3.60%, 09/01/27	520	514,769
3.90%, 06/01/29(a)	370	364,735
4.20%, 04/01/30	400	394,730
4.35%, 06/01/28	380	379,965
5.75%, 11/20/26	610	614,563
Starbucks Corp.
2.00%, 03/12/27(a)	455	446,817
2.25%, 03/12/30	630	579,830
2.45%, 06/15/26	517	515,717
2.55%, 11/15/30(a)	935	858,893
3.50%, 03/01/28	475	467,850
3.55%, 08/15/29	835	814,276
4.00%, 11/15/28	530	525,299
4.50%, 05/15/28	595	596,637
4.80%, 05/15/30	415	419,187
4.85%, 02/08/27	747	750,336
Target Corp.
1.95%, 01/15/27(a)	710	699,868
2.35%, 02/15/30	565	526,703
3.38%, 04/15/29	785	766,872
4.35%, 06/15/28	300	301,358
TJX Companies, Inc.(The)
1.15%, 05/15/28	430	405,292
2.25%, 09/15/26	825	819,778
Tractor Supply Co., 1.75%, 11/01/30(a)	480	424,050
Walmart, Inc.
1.05%, 09/17/26(a)	960	949,247
3.05%, 07/08/26	635	633,992
3.25%, 07/08/29	330	322,604
3.70%, 06/26/28	1,075	1,068,307
3.90%, 04/15/28	585	584,083
Schedule of Investments
30

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® 0-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail (continued)
4.00%, 04/30/29	$185	$184,940
4.00%, 04/15/30	330	328,898
4.10%, 04/28/27	555	556,235
4.15%, 04/30/31	650	650,642
4.35%, 04/28/30(a)	740	746,160
		56,653,304
Semiconductors — 2.1%
Advanced Micro Devices, Inc., 4.32%, 03/24/28	120	120,566
Analog Devices, Inc.
1.70%, 10/01/28	550	518,537
3.50%, 12/05/26(a)	700	697,953
4.25%, 06/15/28	620	619,683
4.50%, 06/15/30	525	526,528
Applied Materials, Inc.
1.75%, 06/01/30	585	527,214
3.30%, 04/01/27	930	924,006
4.00%, 01/15/31	415	407,172
4.80%, 06/15/29	565	574,750
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.50%, 01/15/28	574	567,558
Broadcom, Inc.
1.95%, 02/15/28	570	548,150
2.45%, 02/15/31	2,065	1,880,124
3.46%, 09/15/26	636	634,427
4.00%, 04/15/29(b)	570	564,363
4.15%, 11/15/30	1,400	1,378,719
4.20%, 10/15/30	755	745,791
4.30%, 01/15/31	580	575,378
4.35%, 02/15/30	1,138	1,133,803
4.60%, 07/15/30	1,325	1,331,151
4.75%, 04/15/29	1,225	1,237,661
4.80%, 04/15/28	785	793,670
5.00%, 04/15/30	463	471,364
5.05%, 07/12/29	1,695	1,727,365
5.05%, 04/15/30	605	617,526
Intel Corp.
1.60%, 08/12/28	750	704,088
2.45%, 11/15/29	1,535	1,429,039
2.60%, 05/19/26	850	849,787
3.15%, 05/11/27	777	768,114
3.75%, 03/25/27	800	797,044
3.75%, 08/05/27	965	956,774
3.90%, 03/25/30	1,160	1,128,640
4.00%, 08/05/29	690	678,160
4.65%, 06/01/31	955	951,604
4.88%, 02/10/28	1,300	1,307,925
5.00%, 02/21/31	50	50,510
5.13%, 02/10/30	955	970,536
KLA Corp., 4.10%, 03/15/29	625	621,386
Lam Research Corp.
1.90%, 06/15/30(a)	595	539,387
4.00%, 03/15/29	740	734,567
Marvell Technology, Inc.
2.45%, 04/15/28	600	577,957
4.75%, 07/15/30	390	391,763
5.75%, 02/15/29	375	386,837
Microchip Technology, Inc.
4.90%, 03/15/28	625	628,906
5.05%, 03/15/29	755	764,654
5.05%, 02/15/30	825	832,964
Security	Par (000)	Value
Semiconductors (continued)
NVIDIA Corp.
1.55%, 06/15/28	$950	$902,260
2.85%, 04/01/30	1,175	1,114,427
3.20%, 09/16/26	380	379,351
NXP BV/NXP Funding LLC, 5.55%, 12/01/28(a)	465	475,338
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.15%, 05/01/27	290	286,546
3.40%, 05/01/30	755	722,881
4.30%, 08/19/28	265	264,138
4.30%, 06/18/29	840	833,347
4.40%, 06/01/27	355	355,264
Qorvo, Inc., 4.38%, 10/15/29(a)	625	613,107
QUALCOMM, Inc.
1.30%, 05/20/28	726	685,067
2.15%, 05/20/30	895	820,060
3.25%, 05/20/27	1,565	1,552,679
4.50%, 05/20/30	380	382,100
Skyworks Solutions, Inc., 1.80%, 06/01/26	442	441,063
Texas Instruments, Inc.
1.13%, 09/15/26	475	470,163
1.75%, 05/04/30	610	552,386
2.25%, 09/04/29	565	529,995
2.90%, 11/03/27(a)	395	388,423
4.50%, 05/23/30	415	417,472
4.60%, 02/08/27	500	502,082
4.60%, 02/15/28	530	534,053
4.60%, 02/08/29	495	500,895
Xilinx, Inc., 2.38%, 06/01/30	690	637,703
		49,554,901
Shipbuilding — 0.1%
Huntington Ingalls Industries, Inc.
2.04%, 08/16/28	520	492,801
3.48%, 12/01/27	340	334,437
4.20%, 05/01/30	365	358,663
5.35%, 01/15/30	375	382,927
		1,568,828
Software — 3.2%
Adobe, Inc.
2.15%, 02/01/27	735	725,228
2.30%, 02/01/30	1,080	997,095
4.75%, 01/17/28	575	580,682
4.80%, 04/04/29	535	542,488
4.85%, 04/04/27(a)	380	382,683
4.95%, 01/17/30	490	499,297
Atlassian Corp., 5.25%, 05/15/29	385	387,122
Autodesk, Inc.
2.85%, 01/15/30	350	328,557
3.50%, 06/15/27	402	397,732
Broadridge Financial Solutions, Inc.
2.90%, 12/01/29	545	511,197
3.40%, 06/27/26	535	534,043
Cadence Design Systems, Inc.
4.20%, 09/10/27	295	294,717
4.30%, 09/10/29	840	836,710
Fidelity National Information Services, Inc.
1.65%, 03/01/28	570	540,780
2.25%, 03/01/31	565	502,108
4.45%, 03/10/28	1,035	1,032,169
4.55%, 03/10/29	1,750	1,743,239
4.80%, 03/10/31(a)	1,508	1,500,160
31
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® 0-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Software (continued)
Fiserv, Inc.
2.25%, 06/01/27(a)	$760	$741,780
2.65%, 06/01/30	815	745,565
3.20%, 07/01/26	1,645	1,641,816
3.50%, 07/01/29	2,285	2,195,957
4.20%, 10/01/28	803	794,054
4.55%, 02/15/31	720	706,036
4.75%, 03/15/30	660	654,464
5.15%, 03/15/27	595	597,984
5.35%, 03/15/31(a)	355	359,468
5.38%, 08/21/28	520	527,096
5.45%, 03/02/28	675	683,347
Intuit, Inc.
1.35%, 07/15/27	435	420,791
1.65%, 07/15/30(a)	405	361,437
5.13%, 09/15/28	545	554,517
5.25%, 09/15/26	680	681,960
Microsoft Corp.
2.40%, 08/08/26(a)	3,000	2,986,885
3.30%, 02/06/27	2,785	2,771,706
3.40%, 09/15/26	610	608,757
Oracle Corp.
2.30%, 03/25/28	1,469	1,402,152
2.65%, 07/15/26	2,457	2,447,734
2.80%, 04/01/27(a)	1,707	1,697,969
2.88%, 03/25/31	1,745	1,550,650
2.95%, 04/01/30	2,530	2,317,482
3.25%, 11/15/27	2,065	2,021,273
3.25%, 05/15/30	395	366,298
4.20%, 09/27/29(a)	1,180	1,146,517
4.45%, 09/26/30	2,340	2,258,465
4.50%, 05/06/28	595	591,708
4.55%, 02/04/29	2,235	2,206,032
4.65%, 05/06/30	594	581,998
4.80%, 08/03/28	1,130	1,128,214
4.95%, 02/04/31	2,720	2,661,425
6.15%, 11/09/29	985	1,014,519
Paychex, Inc., 5.10%, 04/15/30	1,140	1,151,382
Roper Technologies, Inc.
1.40%, 09/15/27(a)	315	302,015
1.75%, 02/15/31	755	654,409
2.00%, 06/30/30	450	402,856
2.95%, 09/15/29	507	479,961
3.80%, 12/15/26	616	614,243
4.20%, 09/15/28	630	624,978
4.25%, 09/15/28	145	143,873
4.45%, 09/15/30	385	379,794
4.50%, 10/15/29	475	472,558
Salesforce, Inc.
1.50%, 07/15/28(a)	800	751,387
3.70%, 04/11/28	1,210	1,195,711
4.50%, 03/15/28	2,375	2,376,905
4.65%, 03/15/29	2,395	2,398,208
ServiceNow, Inc., 1.40%, 09/01/30	1,160	1,010,356
Synopsys, Inc.
4.55%, 04/01/27	775	777,835
4.65%, 04/01/28	770	774,259
4.85%, 04/01/30	1,545	1,557,440
Take-Two Interactive Software, Inc.
3.70%, 04/14/27	470	467,654
4.95%, 03/28/28	650	654,817
Security	Par (000)	Value
Software (continued)
VMware LLC
1.40%, 08/15/26	$1,235	$1,225,703
1.80%, 08/15/28	580	547,702
4.70%, 05/15/30	580	583,162
Workday, Inc.
3.50%, 04/01/27	790	784,357
3.70%, 04/01/29	577	562,021
		74,655,649
Telecommunications — 3.1%
AT&T, Inc.
1.65%, 02/01/28	1,850	1,765,671
2.30%, 06/01/27	2,002	1,959,240
3.80%, 02/15/27	685	683,101
4.10%, 02/15/28	1,421	1,415,158
4.25%, 03/01/27(a)	325	324,950
4.30%, 02/15/30	2,450	2,431,779
4.35%, 03/01/29	2,345	2,342,101
4.40%, 04/30/31	1,000	988,492
4.70%, 08/15/30	705	709,835
British Telecommunications PLC
5.13%, 12/04/28	490	496,538
9.63%, 12/15/30	2,065	2,463,198
Cisco Systems, Inc.
2.50%, 09/20/26	1,173	1,166,714
4.55%, 02/24/28(a)	770	776,836
4.75%, 02/24/30	785	798,037
4.80%, 02/26/27	1,540	1,548,948
4.85%, 02/26/29	1,872	1,903,234
4.95%, 02/26/31	1,875	1,918,672
Deutsche Telekom International Finance BV, 8.75%, 06/15/30	2,790	3,199,414
Motorola Solutions, Inc.
2.30%, 11/15/30	710	641,368
4.60%, 02/23/28	535	536,545
4.60%, 05/23/29	695	695,595
4.85%, 08/15/30	445	448,419
Nokia OYJ, 4.38%, 06/12/27	310	309,277
Orange SA, 9.00%, 03/01/31	1,500	1,764,931
Rogers Communications, Inc.
2.90%, 11/15/26	255	253,059
3.20%, 03/15/27	1,065	1,054,468
5.00%, 02/15/29	1,050	1,058,333
Sprint Capital Corp., 6.88%, 11/15/28	1,840	1,942,614
Telefonica Emisiones SA, 4.10%, 03/08/27	976	973,486
Telefonica Europe BV, 8.25%, 09/15/30	945	1,069,669
TELUS Corp.
2.80%, 02/16/27	510	504,263
3.70%, 09/15/27	425	420,178
T-Mobile USA, Inc.
2.05%, 02/15/28	1,410	1,353,018
2.40%, 03/15/29(a)	385	363,696
2.55%, 02/15/31	1,975	1,795,829
2.63%, 02/15/29	780	742,333
2.88%, 02/15/31	435	400,966
3.38%, 04/15/29	1,807	1,752,139
3.50%, 04/15/31	1,800	1,703,618
3.75%, 04/15/27	2,855	2,842,554
3.88%, 04/15/30	5,194	5,059,126
4.20%, 10/01/29	550	545,084
4.80%, 07/15/28	725	731,215
4.85%, 01/15/29	785	792,763
Schedule of Investments
32

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® 0-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Telecommunications (continued)
4.95%, 03/15/28	$779	$786,920
Verizon Communications, Inc.
1.50%, 09/18/30(a)	885	778,871
1.68%, 10/30/30	770	680,375
1.75%, 01/20/31	1,525	1,341,382
2.10%, 03/22/28(a)	1,697	1,629,621
2.55%, 03/21/31	2,360	2,146,934
3.15%, 03/22/30	1,077	1,026,520
3.88%, 02/08/29	750	741,654
4.02%, 12/03/29	2,640	2,602,486
4.13%, 03/16/27	93	93,012
4.33%, 09/21/28(a)	1,960	1,961,353
7.75%, 12/01/30	445	501,157
		70,936,749
Toys, Games & Hobbies — 0.1%
Hasbro, Inc.
3.50%, 09/15/27	405	400,280
3.55%, 11/19/26	630	627,329
3.90%, 11/19/29	710	692,611
Mattel, Inc., 5.00%, 11/17/30(a)	405	406,115
		2,126,335
Transportation — 0.7%
Burlington Northern Santa Fe LLC, 3.25%, 06/15/27	395	391,499
Canadian Pacific Railway Co.
1.75%, 12/02/26	775	764,531
2.05%, 03/05/30(a)	385	353,142
4.00%, 06/01/28	400	397,168
4.00%, 03/15/29(a)	350	345,951
4.80%, 03/30/30(a)	440	445,769
CSX Corp.
2.60%, 11/01/26(a)	555	550,769
3.25%, 06/01/27	669	662,047
3.80%, 03/01/28	605	599,863
4.25%, 03/15/29	710	709,063
FedEx Corp., 3.10%, 08/05/29(a)	500	480,012
Fedex Freight Holding Co., Inc., 4.65%, 03/15/31(b)	770	759,700
GXO Logistics, Inc., 6.25%, 05/06/29	507	525,940
Norfolk Southern Corp.
2.90%, 06/15/26	595	594,026
3.80%, 08/01/28	460	455,553
5.05%, 08/01/30	470	480,475
Ryder System, Inc.
5.25%, 06/01/28	505	513,311
5.38%, 03/15/29	390	399,749
5.65%, 03/01/28	375	383,198
Union Pacific Corp.
2.15%, 02/05/27(a)	390	384,502
2.40%, 02/05/30	582	543,162
3.00%, 04/15/27(a)	395	391,390
3.70%, 03/01/29	560	551,999
3.95%, 09/10/28(a)	785	780,601
United Parcel Service, Inc.
2.40%, 11/15/26	444	440,401
Security	Par (000)	Value
Transportation (continued)
3.05%, 11/15/27	$800	$787,047
3.40%, 03/15/29	595	581,519
4.45%, 04/01/30	585	587,957
4.65%, 10/15/30(a)	165	167,513
Walmart, Inc.
1.50%, 09/22/28	890	840,013
3.95%, 09/09/27	715	714,939
		16,582,809
Trucking & Leasing — 0.0%
GATX Corp.
4.00%, 06/30/30	385	376,064
4.70%, 04/01/29	380	381,289
		757,353
Water — 0.1%
American Water Capital Corp.
2.80%, 05/01/30	405	380,677
2.95%, 09/01/27	410	403,030
3.45%, 06/01/29	437	425,158
3.75%, 09/01/28	485	478,854
Essential Utilities, Inc.
2.70%, 04/15/30	375	348,807
4.80%, 08/15/27	440	441,471
		2,477,997
Total Long-Term Investments — 99.2% (Cost: $2,285,770,545)		2,292,339,664
	Shares
Short-Term Securities
Money Market Funds — 6.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.83%(d)(e)(f)	130,197,728	130,236,787
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.61%(d)(e)	8,540,000	8,540,000
Total Short-Term Securities — 6.0% (Cost: $138,723,588)		138,776,787
Total Investments — 105.2% (Cost: $2,424,494,133)		2,431,116,451
Liabilities in Excess of Other Assets — (5.2)%		(119,308,315)
Net Assets — 100.0%		$2,311,808,136

(a)	All or a portion of this security is on loan.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
33
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® 0-5 Year Investment Grade Corporate Bond ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/26	Shares Held at 04/30/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$97,130,503	$33,136,624 (a)	$—	$(13,783)	$(16,557)	$130,236,787	130,197,728	$158,535 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	10,720,000	—	(2,180,000)(a)	—	—	8,540,000	8,540,000	233,711	—
				$(13,783)	$(16,557)	$138,776,787		$392,246	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$2,292,339,664	$—	$2,292,339,664
Short-Term Securities
Money Market Funds	138,776,787	—	—	138,776,787
	$138,776,787	$2,292,339,664	$—	$2,431,116,451
See notes to financial statements.
Schedule of Investments
34

Schedule of Investments (unaudited)
April 30, 2026
iShares® Aaa - A Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Aerospace & Defense — 1.3%
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35	$420	$401,911
General Dynamics Corp.
2.25%, 06/01/31	398	358,412
2.63%, 11/15/27	123	120,340
2.85%, 06/01/41	125	93,016
3.60%, 11/15/42	213	169,411
3.63%, 04/01/30	525	510,517
3.75%, 05/15/28	539	535,343
4.25%, 04/01/40	504	452,111
4.25%, 04/01/50(a)	337	281,463
4.95%, 08/15/35	425	427,408
General Electric Co.
4.30%, 07/29/30	490	489,089
4.50%, 03/11/44	190	168,167
4.90%, 01/29/36(a)	520	519,009
5.88%, 01/14/38	580	616,806
6.75%, 03/15/32	630	699,806
6.88%, 01/10/39	150	172,754
Honeywell Aerospace, Inc.
4.00%, 03/16/29(b)	600	593,455
4.30%, 03/16/31(b)	400	395,043
4.60%, 03/16/33(b)	180	177,785
4.95%, 03/16/36(b)	1,655	1,636,343
5.62%, 03/16/46(b)	140	137,793
5.73%, 03/16/56(b)	1,790	1,758,040
5.85%, 03/16/66(b)	275	270,585
Lockheed Martin Corp.
2.80%, 06/15/50	469	292,234
3.60%, 03/01/35(a)	233	212,685
3.80%, 03/01/45	565	444,106
3.90%, 06/15/32(a)	415	402,366
4.07%, 12/15/42	633	534,010
4.09%, 09/15/52	146	113,646
4.15%, 08/15/28(a)	130	129,998
4.15%, 06/15/53	355	277,469
4.30%, 06/15/62	255	196,840
4.40%, 08/15/30	545	544,590
4.45%, 05/15/28	215	216,019
4.50%, 02/15/29	265	266,652
4.50%, 05/15/36(a)	305	295,095
4.70%, 12/15/31(a)	345	348,893
4.70%, 05/15/46	698	617,061
4.75%, 02/15/34	270	269,470
4.80%, 08/15/34	365	363,694
5.00%, 08/15/35	335	337,036
5.10%, 11/15/27(a)	205	208,117
5.20%, 02/15/55(a)	355	328,374
5.20%, 02/15/64	430	388,815
5.25%, 01/15/33(a)	400	414,998
5.70%, 11/15/54	525	520,618
5.90%, 11/15/63	455	461,100
Series B, 6.15%, 09/01/36	430	467,450
		19,635,943
Agriculture — 1.1%
Archer-Daniels-Midland Co.
2.70%, 09/15/51	320	190,747
2.90%, 03/01/32(a)	340	310,421
3.25%, 03/27/30	500	478,986
Security	Par (000)	Value
Agriculture (continued)
4.50%, 08/15/33(a)	$265	$261,750
4.50%, 03/15/49(a)	288	242,842
Philip Morris International, Inc.
1.75%, 11/01/30	375	333,182
2.10%, 05/01/30	346	315,789
3.13%, 08/17/27(a)	265	261,659
3.13%, 03/02/28	205	200,951
3.38%, 08/15/29	319	309,248
3.88%, 10/27/28	305	302,316
3.88%, 08/21/42	220	177,216
4.00%, 10/29/30	330	323,274
4.13%, 04/28/28	310	309,304
4.13%, 04/27/29	200	198,788
4.13%, 03/04/43	384	317,862
4.25%, 10/29/32	410	398,175
4.25%, 11/10/44	508	421,515
4.38%, 11/01/27	485	486,127
4.38%, 04/30/30	365	363,167
4.38%, 11/15/41	395	343,646
4.50%, 03/20/42	236	206,297
4.63%, 11/01/29	370	372,727
4.63%, 10/29/35(a)	535	515,703
4.75%, 11/01/31	405	407,118
4.88%, 02/15/28	500	504,830
4.88%, 02/13/29	425	430,454
4.88%, 04/30/35	205	202,557
4.88%, 04/29/36	260	254,603
4.88%, 11/15/43	307	276,209
4.90%, 11/01/34	305	302,974
5.13%, 11/17/27	245	247,883
5.13%, 02/15/30	945	965,100
5.13%, 02/13/31	460	470,645
5.25%, 09/07/28	250	255,220
5.25%, 02/13/34	895	911,512
5.38%, 02/15/33	945	971,308
5.50%, 09/07/30	315	326,756
5.63%, 11/17/29	445	461,500
5.63%, 09/07/33	435	453,840
5.75%, 11/17/32	555	583,785
6.38%, 05/16/38(a)	690	753,690
		16,421,676
Airlines — 0.1%
American Airlines 2025-1 Class A Pass Through Trust, 4.90%, 11/11/39	135	131,071
American Airlines Pass-Through Trust, Series A, Class A, 2.88%, 01/11/36	280	251,760
Delta Air Lines Pass-Through Trust, Series 2020, Class AA, 2.00%, 12/10/29	137	133,057
United Airlines Pass-Through Trust
5.80%, 07/15/37(a)	566	586,484
Series 2019-2, Class AA, 2.70%, 11/01/33(a)	360	329,125
Series 2020-1, 5.88%, 04/15/29	450	456,120
Series AA, 5.45%, 08/15/38(a)	381	388,414
		2,276,031
Apparel — 0.2%
NIKE, Inc.
2.85%, 03/27/30	657	620,394
3.25%, 03/27/40(a)	432	342,163
3.38%, 11/01/46	105	75,024
3.38%, 03/27/50(a)	665	460,649
35
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Aaa - A Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Apparel (continued)
3.63%, 05/01/43	$247	$192,399
3.88%, 11/01/45	485	378,154
Ralph Lauren Corp.
2.95%, 06/15/30	355	334,339
5.00%, 06/15/32(a)	145	147,417
		2,550,539
Auto Manufacturers — 1.6%
American Honda Finance Corp.
1.80%, 01/13/31(a)	300	261,239
2.00%, 03/24/28	380	362,601
2.25%, 01/12/29	235	220,789
3.50%, 02/15/28	176	172,891
4.15%, 01/08/29	290	286,580
4.25%, 09/01/28	140	139,066
4.45%, 10/22/27	600	599,740
4.50%, 09/04/30	250	246,574
4.55%, 03/03/28	600	600,025
4.60%, 04/17/30	350	347,273
4.70%, 01/12/28(a)	230	230,619
4.80%, 03/05/30	140	140,105
4.85%, 10/23/31	250	248,830
4.90%, 03/13/29	250	251,722
4.90%, 01/10/34	350	342,662
5.13%, 07/07/28	510	516,125
5.15%, 07/09/32	275	275,745
5.65%, 11/15/28	800	820,319
Series A, 4.55%, 04/10/28	90	90,064
Series A, 4.90%, 04/10/31	175	174,726
Cummins, Inc.
1.50%, 09/01/30	328	291,086
2.60%, 09/01/50	305	181,084
4.70%, 02/15/31	280	282,540
4.88%, 10/01/43	240	224,754
4.90%, 02/20/29(a)	120	121,927
5.15%, 02/20/34	290	295,872
5.30%, 05/09/35	375	382,542
5.45%, 02/20/54(a)	405	390,211
Honda Motor Co. Ltd.
4.44%, 07/08/28	320	319,300
4.69%, 07/08/30	500	497,688
5.34%, 07/08/35	500	499,596
Mercedes-Benz Finance North America LLC, 8.50%, 01/18/31	585	678,034
PACCAR Financial Corp.
4.45%, 08/06/27	275	276,590
4.55%, 03/03/28	235	236,907
4.60%, 01/31/29	270	273,283
5.00%, 05/13/27	155	156,526
Toyota Motor Corp.
2.36%, 03/25/31(a)	105	95,297
2.76%, 07/02/29	315	300,375
3.67%, 07/20/28	241	238,560
4.19%, 06/30/27(a)	245	245,348
4.45%, 06/30/30	210	210,354
5.05%, 06/30/35	170	172,155
5.12%, 07/13/28	180	183,406
5.12%, 07/13/33(a)	200	204,914
Toyota Motor Credit Corp.
1.15%, 08/13/27	265	255,445
1.65%, 01/10/31	110	96,770
1.90%, 04/06/28	275	263,756
Security	Par (000)	Value
Auto Manufacturers (continued)
1.90%, 09/12/31	$235	$205,109
2.15%, 02/13/30	475	437,658
3.05%, 01/11/28	225	221,033
3.38%, 04/01/30	495	476,052
3.65%, 01/08/29	330	324,916
4.05%, 09/05/28	465	463,433
4.35%, 10/08/27	495	496,671
4.45%, 06/29/29	305	305,921
4.50%, 05/14/27	380	381,662
4.55%, 09/20/27	410	412,460
4.55%, 08/09/29	455	457,510
4.55%, 05/17/30(a)	270	271,099
4.60%, 10/10/31	240	240,243
4.63%, 01/12/28(a)	390	393,416
4.65%, 01/05/29	225	227,098
4.65%, 09/03/32	320	318,382
4.70%, 01/12/33(a)	170	169,637
4.80%, 05/15/30(a)	405	410,074
4.80%, 01/05/34	260	259,346
4.95%, 01/09/30	375	381,553
5.05%, 05/16/29	460	469,454
5.10%, 03/21/31(a)	405	415,141
5.25%, 09/11/28	310	316,944
5.35%, 01/09/35	430	440,549
5.45%, 11/10/27	295	300,603
5.55%, 11/20/30	447	465,982
Series B, 3.75%, 01/12/28(a)	285	283,386
Series B, 4.05%, 03/13/29	400	397,291
Series B, 4.20%, 01/10/31(a)	315	311,384
Series B, 4.60%, 03/11/33	400	394,505
Series B, 4.80%, 01/11/36(a)	140	137,472
		24,487,999
Auto Parts & Equipment — 0.0%
Magna International, Inc.
2.45%, 06/15/30	341	313,725
5.50%, 03/21/33(a)	175	179,876
		493,601
Banks — 31.9%
Australia & New Zealand Banking Group Ltd./New York
3.92%, 09/30/27	300	299,343
4.90%, 07/16/27	350	353,364
Series A, 3.92%, 12/08/28	320	317,728
Series A, 4.36%, 06/18/28	465	466,591
Banco Bilbao Vizcaya, 4.97%, 05/08/31	400	400,112
Banco Bilbao Vizcaya Argentaria SA
4.15%, 03/03/29	435	429,896
5.13%, 03/03/36	415	402,922
5.38%, 03/13/29	340	348,125
6.14%, 09/14/28, (1-year CMT + 2.70%)(c)	85	86,820
Banco Santander SA
2.96%, 03/25/31(a)	440	403,061
3.31%, 06/27/29	540	520,725
3.49%, 05/28/30	490	466,905
3.80%, 02/23/28	458	452,156
4.38%, 04/12/28	578	576,043
4.55%, 11/06/30	250	246,567
4.60%, 04/15/29	200	199,520
4.87%, 04/15/31	205	204,105
5.13%, 11/06/35	345	336,943
Schedule of Investments
36

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Aaa - A Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
5.29%, 08/18/27	$835	$843,482
5.37%, 07/15/28, (1-year CMT + 0.95%)(c)	750	757,311
5.44%, 07/15/31	585	602,157
5.44%, 04/15/36	230	228,577
5.54%, 03/14/30, (1-year CMT + 1.45%)(c)	620	633,969
5.57%, 01/17/30	430	441,024
5.59%, 08/08/28	695	710,266
6.03%, 01/17/35	445	465,498
6.61%, 11/07/28	465	488,350
6.94%, 11/07/33	615	688,744
Bank of America Corp.
1.90%, 07/23/31, (1-day SOFR + 1.53%)(c)	825	736,665
1.92%, 10/24/31, (1-day SOFR + 1.37%)(c)	570	505,726
2.09%, 06/14/29, (1-day SOFR + 1.06%)(c)	880	837,623
2.30%, 07/21/32, (1-day SOFR + 1.22%)(c)	1,190	1,053,092
2.48%, 09/21/36, (5-year CMT + 1.20%)(c)	635	551,850
2.50%, 02/13/31, (3-mo. CME Term SOFR + 1.25%)(c)	810	749,912
2.57%, 10/20/32, (1-day SOFR + 1.21%)(c)	940	838,961
2.59%, 04/29/31, (1-day SOFR + 2.15%)(c)	1,029	950,813
2.68%, 06/19/41, (1-day SOFR + 1.93%)(c)	1,090	784,311
2.69%, 04/22/32, (1-day SOFR + 1.32%)(c)	1,345	1,219,788
2.83%, 10/24/51, (1-day SOFR + 1.88%)(c)	290	178,158
2.88%, 10/22/30, (3-mo. CME Term SOFR + 1.45%)(c)	600	567,140
2.97%, 02/04/33, (1-day SOFR + 1.33%)(c)	935	846,059
2.97%, 07/21/52, (1-day SOFR + 1.56%)(a)(c)	695	439,923
3.19%, 07/23/30, (3-mo. CME Term SOFR + 1.44%)(c)	581	557,003
3.25%, 10/21/27(a)	754	744,656
3.31%, 04/22/42, (1-day SOFR + 1.58%)(c)	775	593,985
3.42%, 12/20/28, (3-mo. CME Term SOFR + 1.30%)(c)	1,432	1,408,543
3.59%, 07/21/28, (3-mo. CME Term SOFR + 1.63%)(c)	549	543,447
3.85%, 03/08/37, (5-year CMT + 2.00%)(c)	730	677,201
3.95%, 01/23/49, (3-mo. CME Term SOFR + 1.45%)(c)	374	288,681
3.97%, 03/05/29, (3-mo. CME Term SOFR + 1.33%)(c)	939	930,807
3.97%, 02/07/30, (3-mo. CME Term SOFR + 1.47%)(c)	760	748,614
4.08%, 04/23/40, (3-mo. CME Term SOFR + 1.58%)(c)	248	215,708
4.08%, 03/20/51, (3-mo. CME Term SOFR + 3.41%)(c)	1,398	1,087,550
4.24%, 04/24/38, (3-mo. CME Term SOFR + 2.08%)(c)	428	390,149
4.27%, 07/23/29, (3-mo. CME Term SOFR + 1.57%)(c)	828	823,577
4.33%, 03/15/50, (3-mo. CME Term SOFR + 1.78%)(c)	831	675,865
4.44%, 01/20/48, (3-mo. CME Term SOFR + 2.25%)(c)	610	508,979
4.46%, 02/06/32, (1-day SOFR + 0.87%)(c)	840	828,299
4.48%, 04/23/30, (1-day SOFR + 0.87%)(c)	1,820	1,814,310
4.57%, 04/27/33, (1-day SOFR + 1.83%)(c)	1,240	1,218,517
4.62%, 05/09/29, (1-day SOFR + 1.11%)(c)	720	721,761
4.70%, 04/23/32, (1-day SOFR + 1.04%)(c)	1,655	1,648,463
4.88%, 04/01/44	170	155,742
4.95%, 07/22/28, (1-day SOFR + 2.04%)(c)	1,005	1,011,331
Security	Par (000)	Value
Banks (continued)
4.98%, 01/24/29, (1-day SOFR + 0.83%)(c)	$755	$760,945
5.00%, 01/21/44	587	547,254
5.02%, 07/22/33, (1-day SOFR + 2.16%)(c)	1,535	1,544,022
5.05%, 02/06/37, (1-day SOFR + 1.13%)(c)	820	807,123
5.16%, 01/24/31, (1-day SOFR + 1.00%)(c)	900	916,287
5.20%, 04/25/29, (1-day SOFR + 1.63%)(c)	1,075	1,089,323
5.29%, 04/25/34, (1-day SOFR + 1.91%)(c)	1,335	1,354,512
5.43%, 08/15/35, (1-day SOFR + 1.91%)(c)	700	702,394
5.46%, 05/09/36, (1-day SOFR + 1.64%)(a)(c)	585	597,121
5.47%, 01/23/35, (1-day SOFR + 1.65%)(c)	1,460	1,491,402
5.49%, 04/23/37, (1-day SOFR + 1.57%)(c)	650	645,251
5.51%, 01/24/36, (1-day SOFR + 1.31%)(c)	1,080	1,102,872
5.52%, 10/25/35, (1-day SOFR + 1.74%)(c)	940	946,092
5.74%, 02/12/36, (1-day SOFR + 1.70%)(c)	960	977,688
5.82%, 09/15/29, (1-day SOFR + 1.57%)(c)	610	627,459
5.87%, 09/15/34, (1-day SOFR + 1.84%)(c)	1,195	1,253,098
5.88%, 02/07/42	308	317,046
6.11%, 01/29/37	495	519,581
6.20%, 11/10/28, (1-day SOFR + 1.99%)(c)	660	677,277
7.75%, 05/14/38	510	608,837
Series L, 4.18%, 11/25/27(a)	560	558,707
Series L, 4.75%, 04/21/45(a)	170	148,387
Series N, 2.65%, 03/11/32, (1-day SOFR + 1.22%)(c)	656	596,217
Series N, 3.48%, 03/13/52, (1-day SOFR + 1.65%)(c)	300	208,846
Bank of America N.A., 6.00%, 10/15/36	320	337,851
Bank of Montreal
4.06%, 09/22/28, (1-day SOFR Index + 0.75%)(c)	545	542,608
4.35%, 09/22/31, (1-day SOFR Index + 1.08%)(c)	485	478,821
4.64%, 09/10/30, (1-day SOFR + 1.25%)(c)	160	160,417
5.00%, 01/27/29, (1-day SOFR Index + 0.67%)(c)	580	585,184
5.20%, 02/01/28	765	776,220
5.37%, 06/04/27	250	252,985
5.51%, 06/04/31	410	425,663
5.72%, 09/25/28	390	401,242
Series H, 4.70%, 09/14/27	345	346,848
Series J, 4.34%, 03/19/30, (1-day SOFR + 0.89%)(a)(c)	355	352,898
Series J, 4.44%, 01/14/32, (1-day SOFR + 0.97%)(c)	250	246,521
Bank of New York Mellon (The), 4.73%, 04/20/29, (1-day SOFR + 1.14%)(c)	430	433,434
Bank of New York Mellon Corp.(The)
1.65%, 07/14/28	145	137,326
1.65%, 01/28/31(a)	260	229,796
1.80%, 07/28/31	465	405,498
3.00%, 10/30/28	241	233,394
3.25%, 05/16/27	373	370,259
3.30%, 08/23/29	320	308,522
3.40%, 01/29/28	348	343,989
3.85%, 04/28/28	400	398,262
3.99%, 06/13/28, (1-day SOFR + 1.15%)(c)	305	304,172
4.03%, 01/22/30, (1-day SOFR + 0.63%)(c)	370	366,114
4.29%, 06/13/33, (1-day SOFR + 1.42%)(c)	350	340,961
4.44%, 06/09/28, (1-day SOFR + 0.68%)(c)	240	240,509
4.54%, 02/01/29, (1-day SOFR + 1.17%)(c)	320	321,232
4.54%, 04/23/32, (1-day SOFR + 0.90%)(c)	325	323,726
37
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Aaa - A Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
4.60%, 07/26/30, (1-day SOFR + 1.76%)(c)	$230	$230,879
4.71%, 02/01/34, (1-day SOFR + 1.51%)(c)	290	287,035
4.89%, 07/21/28, (1-day SOFR + 0.84%)(c)	240	241,680
4.94%, 02/11/31, (1-day SOFR + 0.89%)(c)	355	359,414
4.97%, 04/26/34, (1-day SOFR + 1.61%)(c)	430	430,570
4.98%, 03/14/30, (1-day SOFR + 1.09%)(c)	365	370,292
5.06%, 07/22/32, (1-day SOFR + 1.23%)(c)	510	519,530
5.09%, 04/23/37, (1-day SOFR + 1.18%)(c)	345	342,274
5.19%, 03/14/35, (1-day SOFR + 1.42%)(c)	435	440,642
5.23%, 11/20/35, (1-day SOFR + 1.25%)(c)	310	313,489
5.32%, 06/06/36, (1-day SOFR + 1.35%)(c)	220	222,716
5.61%, 07/21/39, (1-day SOFR + 1.77%)(c)	220	223,946
5.80%, 10/25/28, (1-day SOFR Index + 1.80%)(a)(c)	405	413,819
5.83%, 10/25/33, (1-day SOFR Index + 2.07%)(c)	730	771,575
6.32%, 10/25/29, (1-day SOFR + 1.60%)(c)	430	449,087
6.47%, 10/25/34, (1-day SOFR + 1.85%)(c)	400	436,773
Bank of Nova Scotia(The)
2.15%, 08/01/31	275	243,298
2.45%, 02/02/32	420	373,059
4.04%, 09/15/28, (1-day SOFR + 0.76%)(c)	260	258,618
4.25%, 02/02/30, (1-day SOFR + 0.73%)(c)	405	401,728
4.34%, 09/15/31, (1-day SOFR + 1.09%)(c)	395	389,523
4.40%, 09/08/28, (1-day SOFR + 1.00%)(c)	395	394,771
4.74%, 11/10/32, (1-day SOFR + 1.44%)(c)	265	264,509
4.81%, 02/02/34, (1-day SOFR + 1.05%)(c)	445	439,556
4.85%, 02/01/30	610	617,326
4.93%, 02/14/29, (1-day SOFR + 0.89%)(c)	755	761,638
5.13%, 02/14/31, (1-day SOFR + 1.07%)(c)	345	351,092
5.25%, 06/12/28	135	137,715
5.40%, 06/04/27	385	389,687
5.45%, 08/01/29	315	324,481
5.65%, 02/01/34	315	328,697
Blackstone Reg Finance Co. LLC
4.30%, 11/03/30(a)	260	256,386
4.95%, 02/15/36(a)	330	320,215
5.00%, 12/06/34	320	316,062
Canadian Imperial Bank of Commerce
3.60%, 04/07/32	500	470,130
4.24%, 09/08/28, (1-day SOFR Index + 0.60%)(a)(c)	265	264,409
4.28%, 01/29/30, (1-day SOFR Index + 0.79%)(c)	500	496,104
4.58%, 09/08/31, (1-day SOFR Index + 1.17%)(c)	565	561,191
4.63%, 09/11/30, (1-day SOFR + 1.34%)(c)	330	330,424
4.86%, 03/30/29, (1-day SOFR + 1.03%)(a)(c)	510	513,746
5.00%, 04/28/28	355	359,403
5.24%, 06/28/27	580	586,795
5.25%, 01/13/31, (1-day SOFR + 1.11%)(c)	425	433,948
5.26%, 04/08/29	495	506,368
5.99%, 10/03/28	305	315,631
6.09%, 10/03/33	375	400,471
Capital One NA
2.70%, 02/06/30	255	238,939
4.65%, 09/13/28	125	125,371
Citibank N.A.
4.58%, 05/29/27	1,270	1,276,533
4.84%, 08/06/29	570	577,217
4.91%, 05/29/30	1,170	1,188,062
Security	Par (000)	Value
Banks (continued)
5.57%, 04/30/34(a)	$875	$909,014
5.80%, 09/29/28	1,285	1,331,216
Citigroup, Inc.
2.52%, 11/03/32, (1-day SOFR + 1.18%)(c)	995	881,321
2.56%, 05/01/32, (1-day SOFR + 1.17%)(c)	1,505	1,352,113
2.57%, 06/03/31, (1-day SOFR + 2.11%)(c)	1,698	1,560,214
2.67%, 01/29/31, (1-day SOFR + 1.15%)(c)	806	749,545
2.90%, 11/03/42, (1-day SOFR + 1.38%)(a)(c)	570	410,911
2.98%, 11/05/30, (1-day SOFR + 1.42%)(c)	1,283	1,213,164
3.06%, 01/25/33, (1-day SOFR + 1.35%)(c)	1,355	1,227,850
3.52%, 10/27/28, (3-mo. CME Term SOFR + 1.41%)(c)	936	923,071
3.67%, 07/24/28, (3-mo. CME Term SOFR + 1.65%)(c)	804	796,488
3.79%, 03/17/33, (1-day SOFR + 1.94%)(c)	1,360	1,278,929
3.88%, 01/24/39, (3-mo. CME Term SOFR + 1.43%)(c)	371	320,259
3.98%, 03/20/30, (3-mo. CME Term SOFR + 1.60%)(c)	805	790,880
4.08%, 04/23/29, (3-mo. CME Term SOFR + 1.45%)(c)	934	926,932
4.28%, 04/24/48, (3-mo. CME Term SOFR + 2.10%)(c)	436	354,522
4.41%, 03/31/31, (1-day SOFR + 3.91%)(c)	1,624	1,606,203
4.50%, 09/11/31, (1-day SOFR + 1.17%)(c)	1,360	1,345,732
4.54%, 09/19/30, (1-day SOFR + 1.34%)(c)	1,475	1,469,081
4.64%, 05/07/28, (1-day SOFR + 1.14%)(c)	1,155	1,157,234
4.65%, 07/30/45	419	366,533
4.65%, 07/23/48	933	810,142
4.66%, 05/24/28, (1-day SOFR + 1.89%)(c)	570	571,426
4.79%, 03/04/29, (1-day SOFR + 0.87%)(c)	805	808,793
4.91%, 05/24/33, (1-day SOFR + 2.09%)(a)(c)	1,365	1,360,951
4.95%, 05/07/31, (1-day SOFR + 1.46%)(c)	735	740,011
5.17%, 02/13/30, (1-day SOFR + 1.36%)(c)	1,300	1,319,545
5.17%, 09/11/36, (1-day SOFR + 1.49%)(c)	1,085	1,074,480
5.32%, 03/26/41, (1-day SOFR + 4.55%)(a)(c)	535	520,298
5.33%, 03/27/36, (1-day SOFR + 1.47%)(c)	935	938,839
5.45%, 06/11/35, (1-day SOFR + 1.45%)(c)	1,090	1,105,557
5.61%, 03/04/56, (1-day SOFR + 1.75%)(c)	695	670,329
5.88%, 01/30/42	365	372,992
6.27%, 11/17/33, (1-day SOFR + 2.34%)(c)	1,175	1,256,474
8.13%, 07/15/39	763	954,492
Citizens Bank NA, 4.58%, 08/09/28, (1-day SOFR + 2.00%)(c)	140	140,165
Citizens Bank NA/Providence RI, 4.19%, 01/29/29, (1-day SOFR + 0.70%)(c)	295	292,897
Commonwealth Bank of Australia, 4.15%, 10/01/30	275	272,583
Commonwealth Bank of Australia/New York, 4.42%, 03/14/28	270	271,302
Commonwealth Bank of Australia/New York NY, Series C, 4.36%, 03/27/29	375	375,847
Cooperatieve Rabobank UA, 5.25%, 05/24/41(a)	541	529,820
Cooperatieve Rabobank UA/NY
3.96%, 10/17/28	305	303,232
4.16%, 01/14/31	250	246,367
4.32%, 04/01/29	365	365,324
4.37%, 05/27/27	250	250,556
4.49%, 10/17/29	250	251,367
4.80%, 01/09/29	255	258,276
4.88%, 01/21/28	250	253,272
Schedule of Investments
38

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Aaa - A Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Deutsche Bank AG/New York NY
4.47%, 12/10/31, (1-day SOFR + 1.10%)(c)	$230	$226,584
5.41%, 05/10/29	340	348,649
Goldman Sachs Group, Inc.
4.59%, 04/20/30, (1-day SOFR + 0.99%)(c)	1,325	1,321,869
5.09%, 04/20/34, (1-day SOFR + 1.34%)(c)	1,490	1,486,218
Goldman Sachs Group, Inc.(The)
1.99%, 01/27/32, (1-day SOFR + 1.09%)(c)	1,225	1,077,702
2.38%, 07/21/32, (1-day SOFR + 1.25%)(c)	1,937	1,715,022
2.60%, 02/07/30	988	920,709
2.62%, 04/22/32, (1-day SOFR + 1.28%)(c)	1,555	1,399,591
2.65%, 10/21/32, (1-day SOFR + 1.26%)(c)	1,495	1,330,617
2.91%, 07/21/42, (1-day SOFR + 1.47%)(c)	857	611,695
3.10%, 02/24/33, (1-day SOFR + 1.41%)(c)	1,910	1,729,402
3.21%, 04/22/42, (1-day SOFR + 1.51%)(c)	982	733,956
3.44%, 02/24/43, (1-day SOFR + 1.63%)(c)	870	657,656
3.69%, 06/05/28, (3-mo. CME Term SOFR + 1.77%)(c)	735	728,643
3.80%, 03/15/30	1,248	1,212,917
3.81%, 04/23/29, (3-mo. CME Term SOFR + 1.42%)(c)	863	850,690
4.02%, 10/31/38, (3-mo. CME Term SOFR + 1.63%)(c)	828	723,071
4.15%, 01/21/29, (1-day SOFR + 0.71%)(c)	1,305	1,295,487
4.15%, 10/21/29, (1-day SOFR + 0.90%)(c)	1,035	1,023,931
4.22%, 05/01/29, (3-mo. CME Term SOFR + 1.56%)(c)	1,657	1,646,469
4.37%, 10/21/31, (1-day SOFR + 1.06%)(c)	1,260	1,236,172
4.41%, 04/23/39, (3-mo. CME Term SOFR + 1.69%)(c)	660	594,030
4.48%, 08/23/28, (1-day SOFR + 1.73%)(c)	685	685,141
4.52%, 01/21/32, (1-day SOFR + 0.96%)(c)	1,740	1,714,216
4.69%, 10/23/30, (1-day SOFR + 1.14%)(c)	740	740,099
4.75%, 10/21/45	815	707,680
4.80%, 07/08/44	808	717,914
4.94%, 10/21/36, (1-day SOFR + 1.33%)(c)	1,220	1,184,325
5.02%, 10/23/35, (1-day SOFR + 1.42%)(c)	1,690	1,660,215
5.05%, 07/23/30, (1-day SOFR + 1.21%)(c)	1,095	1,107,274
5.07%, 01/21/37, (1-day SOFR + 1.19%)(c)	1,810	1,769,172
5.21%, 01/28/31, (1-day SOFR + 1.08%)(c)	1,015	1,030,983
5.22%, 04/23/31, (1-day SOFR + 1.58%)(c)	1,155	1,174,164
5.33%, 07/23/35, (1-day SOFR + 1.55%)(c)	1,425	1,431,480
5.54%, 01/28/36, (1-day SOFR + 1.38%)(c)	1,395	1,416,230
5.54%, 01/21/47, (1-day SOFR + 1.32%)(c)	1,335	1,275,253
5.56%, 11/19/45, (1-day SOFR + 1.58%)(c)	430	413,467
5.73%, 04/25/30, (1-day SOFR + 1.27%)(c)	1,140	1,174,045
5.73%, 01/28/56, (1-day SOFR + 1.70%)(c)	750	731,198
5.85%, 04/25/35, (1-day SOFR + 1.55%)(c)	1,275	1,322,818
6.13%, 02/15/33(a)	703	756,125
6.25%, 02/01/41	1,119	1,182,419
6.48%, 10/24/29, (1-day SOFR + 1.77%)(c)	1,040	1,084,973
6.56%, 10/24/34, (1-day SOFR + 1.95%)(c)	715	776,626
HSBC Bank USA N.A, 7.00%, 01/15/39	260	290,847
HSBC Holdings PLC
2.01%, 09/22/28, (1-day SOFR + 1.73%)(c)	800	772,902
2.21%, 08/17/29, (1-day SOFR + 1.29%)(c)	975	924,356
2.36%, 08/18/31, (1-day SOFR + 1.95%)(c)	635	574,515
2.80%, 05/24/32, (1-day SOFR + 1.19%)(c)	1,205	1,089,904
2.85%, 06/04/31, (1-day SOFR + 2.39%)(c)	795	736,144
2.87%, 11/22/32, (1-day SOFR + 1.41%)(c)	770	692,054
Security	Par (000)	Value
Banks (continued)
3.97%, 05/22/30, (3-mo. CME Term SOFR + 1.87%)(c)	$1,178	$1,153,248
4.40%, 03/10/30, (1-day SOFR + 0.99%)(a)(c)	660	655,364
4.58%, 06/19/29, (3-mo. CME Term SOFR + 1.80%)(c)	1,268	1,267,007
4.62%, 11/06/31, (1-day SOFR + 1.19%)(c)	805	797,364
4.68%, 03/10/32, (1-day SOFR + 1.21%)(c)	635	627,527
4.76%, 06/09/28, (1-day SOFR + 2.11%)(c)	1,165	1,167,407
4.90%, 03/03/29, (1-day SOFR + 1.03%)(c)	675	678,438
4.95%, 03/31/30	1,263	1,278,990
5.13%, 11/19/28, (1-day SOFR + 1.04%)(c)	645	650,218
5.13%, 03/03/31, (1-day SOFR + 1.29%)(c)	1,040	1,052,758
5.13%, 11/06/36, (1-day SOFR + 1.43%)(c)	565	554,845
5.21%, 08/11/28, (1-day SOFR + 2.61%)(c)	700	705,738
5.24%, 05/13/31, (1-day SOFR + 1.57%)(c)	1,125	1,141,364
5.28%, 03/10/37, (1-day SOFR + 1.55%)(c)	1,135	1,119,274
5.29%, 11/19/30, (1-day SOFR + 1.29%)(c)	1,020	1,038,275
5.40%, 08/11/33, (1-day SOFR + 2.87%)(c)	1,231	1,252,092
5.45%, 03/03/36, (1-day SOFR + 1.56%)(c)	920	927,288
5.55%, 03/04/30, (1-day SOFR + 1.46%)(c)	815	833,713
5.60%, 05/17/28, (1-day SOFR + 1.06%)(a)(c)	1,010	1,021,355
5.72%, 03/04/35, (1-day SOFR + 1.78%)(c)	430	441,641
5.73%, 05/17/32, (1-day SOFR + 1.52%)(c)	790	818,390
5.79%, 05/13/36, (1-day SOFR + 1.88%)(a)(c)	860	887,013
6.10%, 01/14/42(a)	235	247,501
6.16%, 03/09/29, (1-day SOFR + 1.97%)(c)	890	915,059
6.25%, 03/09/34, (1-day SOFR + 2.39%)(c)	925	982,866
6.33%, 03/09/44, (1-day SOFR + 2.65%)(a)(c)	1,295	1,368,566
7.39%, 11/03/28, (1-day SOFR + 3.35%)(c)	770	801,023
HSBC USA, Inc., 4.65%, 06/03/28	325	327,128
Huntington National Bank(The)
4.55%, 05/17/28, (1-day SOFR Index + 1.65%)(c)	370	370,031
5.65%, 01/10/30	55	56,834
ING Groep NV
2.73%, 04/01/32, (1-day SOFR + 1.32%)(c)	368	333,890
4.05%, 04/09/29	475	469,402
4.25%, 03/28/33, (1-day SOFR + 2.07%)(c)	520	502,103
4.55%, 10/02/28	635	636,272
4.86%, 03/25/29, (1-day SOFR + 1.01%)(c)	345	347,327
5.07%, 03/25/31, (1-day SOFR Index + 1.23%)(c)	435	439,701
5.34%, 03/19/30, (1-day SOFR + 1.44%)(c)	715	729,495
5.42%, 03/23/37, (1-day SOFR Index + 1.61%)(c)	405	404,833
5.53%, 03/25/36, (1-day SOFR + 1.61%)(c)	425	431,255
5.55%, 03/19/35, (1-day SOFR + 1.77%)(c)	620	631,281
6.11%, 09/11/34, (1-day SOFR + 2.09%)(c)	505	534,615
Series VAR, 4.80%, 03/23/32, (1-day SOFR Index + 1.26%)(c)	420	418,210
JPMorgan Chase & Co.
1.76%, 11/19/31, (3-mo. CME Term SOFR + 1.11%)(c)	480	423,001
1.95%, 02/04/32, (1-day SOFR + 1.07%)(c)	654	577,028
2.07%, 06/01/29, (1-day SOFR + 1.02%)(c)	640	609,696
2.18%, 06/01/28, (1-day SOFR + 1.89%)(a)(c)	316	308,633
2.52%, 04/22/31, (1-day SOFR + 2.04%)(c)	615	568,822
2.53%, 11/19/41, (3-mo. CME Term SOFR + 1.51%)(c)	480	336,292
2.55%, 11/08/32, (1-day SOFR + 1.18%)(c)	625	556,018
39
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Aaa - A Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
2.58%, 04/22/32, (3-mo. CME Term SOFR + 1.25%)(c)	$900	$814,483
2.74%, 10/15/30, (3-mo. CME Term SOFR + 1.51%)(c)	1,145	1,078,058
2.96%, 05/13/31, (3-mo. CME Term SOFR + 2.52%)(c)	876	817,093
2.96%, 01/25/33, (1-day SOFR + 1.26%)(c)	865	785,193
3.11%, 04/22/41, (3-mo. CME Term SOFR + 2.46%)(c)	460	350,873
3.11%, 04/22/51, (1-day SOFR + 2.44%)(c)	635	416,963
3.16%, 04/22/42, (3-mo. CME Term SOFR + 1.46%)(c)	570	429,251
3.33%, 04/22/52, (1-day SOFR + 1.58%)(c)	930	630,362
3.51%, 01/23/29, (3-mo. CME Term SOFR + 1.21%)(c)	580	571,534
3.54%, 05/01/28, (3-mo. CME Term SOFR + 1.64%)(c)	728	721,881
3.63%, 12/01/27	232	229,724
3.70%, 05/06/30, (3-mo. CME Term SOFR + 1.42%)(c)	871	850,481
3.88%, 07/24/38, (3-mo. CME Term SOFR + 1.62%)(c)	681	598,748
3.90%, 01/23/49, (3-mo. CME Term SOFR + 1.48%)(c)	455	349,332
3.96%, 11/15/48, (3-mo. CME Term SOFR + 1.64%)(c)	725	564,920
4.01%, 04/23/29, (3-mo. CME Term SOFR + 1.38%)(c)	800	793,679
4.03%, 07/24/48, (3-mo. CME Term SOFR + 1.72%)(c)	433	341,208
4.20%, 07/23/29, (3-mo. CME Term SOFR + 1.52%)(c)	700	695,619
4.25%, 10/01/27	315	315,189
4.26%, 10/22/31, (1-day SOFR + 0.93%)(c)	665	653,965
4.26%, 02/22/48, (3-mo. CME Term SOFR + 1.84%)(c)	493	403,771
4.35%, 01/22/32, (1-day SOFR + 0.84%)(c)	850	836,783
4.41%, 04/23/30, (1-day SOFR + 0.82%)(c)	1,350	1,344,393
4.45%, 12/05/29, (3-mo. CME Term SOFR + 1.59%)(c)	735	734,093
4.49%, 03/24/31, (3-mo. CME Term SOFR + 3.79%)(a)(c)	960	956,998
4.51%, 10/22/28, (1-day SOFR + 0.86%)(c)	420	420,426
4.57%, 06/14/30, (1-day SOFR + 1.75%)(c)	555	555,246
4.59%, 04/26/33, (1-day SOFR + 1.80%)(c)	630	621,424
4.60%, 10/22/30, (1-day SOFR + 1.04%)(c)	850	851,245
4.62%, 04/23/32, (1-day SOFR + 0.99%)(c)	1,380	1,373,319
4.81%, 10/22/36, (1-day SOFR + 1.19%)(c)	820	796,453
4.85%, 07/25/28, (1-day SOFR + 1.99%)(c)	690	693,583
4.85%, 02/01/44	318	289,330
4.90%, 01/22/37, (1-day SOFR + 1.07%)(c)	775	755,428
4.91%, 07/25/33, (1-day SOFR + 2.08%)(c)	1,180	1,182,373
4.92%, 01/24/29, (1-day SOFR + 0.80%)(c)	705	710,792
4.95%, 10/22/35, (1-day SOFR + 1.34%)(c)	715	706,453
4.95%, 06/01/45	260	236,920
4.98%, 07/22/28, (1-day SOFR + 0.93%)(c)	445	447,903
5.00%, 07/22/30, (1-day SOFR + 1.13%)(c)	970	981,984
5.01%, 01/23/30, (1-day SOFR + 1.31%)(c)	665	672,803
5.10%, 04/22/31, (1-day SOFR + 1.44%)(c)	875	891,459
5.14%, 01/24/31, (1-day SOFR + 1.01%)(c)	820	834,271
5.15%, 04/23/37, (1-day SOFR + 1.26%)(c)	655	651,471
Security	Par (000)	Value
Banks (continued)
5.19%, 02/05/37, (1-day SOFR + 1.30%)(c)	$700	$687,276
5.29%, 07/22/35, (1-day SOFR + 1.46%)(c)	905	913,939
5.30%, 07/24/29, (1-day SOFR + 1.45%)(c)	735	747,185
5.34%, 01/23/35, (1-day SOFR + 1.62%)(c)	775	786,302
5.35%, 06/01/34, (1-day SOFR + 1.85%)(c)	1,305	1,332,210
5.40%, 01/06/42	254	250,221
5.50%, 01/24/36, (1-day SOFR + 1.32%)(c)	830	849,128
5.50%, 10/15/40	320	326,025
5.53%, 11/29/45, (1-day SOFR + 1.55%)(c)	650	642,457
5.57%, 04/22/36, (1-day SOFR + 1.68%)(c)	1,165	1,198,336
5.58%, 04/22/30, (1-day SOFR + 1.16%)(c)	665	683,904
5.58%, 07/23/36, (1-day SOFR + 1.64%)(c)	860	874,304
5.60%, 07/15/41	528	533,801
5.63%, 08/16/43	345	343,558
5.72%, 09/14/33, (1-day SOFR + 2.58%)(c)	740	767,579
5.77%, 04/22/35, (1-day SOFR + 1.49%)(c)	870	906,628
6.09%, 10/23/29, (1-day SOFR + 1.57%)(c)	415	430,164
6.25%, 10/23/34, (1-day SOFR + 1.81%)(c)	785	842,607
6.40%, 05/15/38	707	779,093
Lloyds Banking Group PLC
3.57%, 11/07/28, (3-mo. SOFR US + 1.47%)(c)	1,030	1,016,987
4.24%, 02/10/30, (1-year CMT + 0.60%)(c)	355	351,596
4.38%, 03/22/28	755	754,203
4.43%, 11/04/31, (1-year CMT + 0.82%)(c)	835	822,654
4.55%, 08/16/28(a)	610	611,334
4.82%, 06/13/29, (1-year CMT + 0.83%)(c)	605	608,842
4.94%, 11/04/36, (1-year CMT + 0.97%)(c)	390	376,586
4.98%, 08/11/33, (1-year CMT + 2.30%)(c)	635	633,938
5.09%, 11/26/28, (1-year CMT + 0.85%)(c)	945	953,236
5.59%, 11/26/35, (1-year CMT + 1.20%)(c)	410	417,665
5.67%, 02/10/47, (1-year CMT + 0.82%)(c)	225	218,476
5.68%, 01/05/35, (1-year CMT + 1.75%)(c)	970	1,000,091
5.72%, 06/05/30, (1-year CMT + 1.07%)(c)	555	572,804
5.87%, 03/06/29, (1-year CMT + 1.70%)(c)	825	844,933
Manufacturers & Traders Trust Co.
3.40%, 08/17/27	250	246,367
4.55%, 04/18/30, (1-day SOFR + 0.94%)(c)	250	249,352
4.70%, 01/27/28	510	512,738
4.76%, 07/06/28, (1-day SOFR + 0.95%)(c)	295	295,754
Mitsubishi UFJ Financial Group, Inc.
2.05%, 07/17/30	415	374,303
2.31%, 07/20/32, (1-year CMT + 0.95%)(a)(c)	950	839,355
2.49%, 10/13/32, (1-year CMT + 0.97%)(c)	475	420,720
2.56%, 02/25/30	499	462,478
2.85%, 01/19/33, (1-year CMT + 1.10%)(c)	520	466,137
3.20%, 07/18/29	824	790,374
3.29%, 07/25/27	437	432,204
3.74%, 03/07/29(a)	685	673,994
3.75%, 07/18/39	850	716,018
3.96%, 03/02/28	512	508,943
4.05%, 09/11/28	481	477,549
4.15%, 03/07/39(a)	167	150,000
4.29%, 07/26/38(a)	270	249,405
4.32%, 04/19/33, (1-year CMT + 1.55%)(c)	385	372,214
4.51%, 01/14/32, (1-year CMT + 0.80%)(c)	555	546,631
4.53%, 09/12/31, (1-year CMT + 0.80%)(c)	490	484,376
4.59%, 04/18/30, (1-year CMT + 0.78%)(c)	200	200,074
4.85%, 04/21/32, (1-year CMT + 0.92%)(c)	200	199,770
5.02%, 07/20/28, (1-year CMT + 1.95%)(c)	420	422,707
5.06%, 01/14/37, (1-year CMT + 0.90%)(c)	725	710,822
5.13%, 07/20/33, (1-year CMT + 2.13%)(c)	725	729,129
Schedule of Investments
40

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Aaa - A Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
5.16%, 04/24/31, (1-year CMT + 1.17%)(c)	$465	$471,855
5.19%, 09/12/36, (1-year CMT + 0.93%)(c)	450	446,769
5.20%, 01/16/31, (1-year CMT + 0.78%)(c)	565	573,673
5.24%, 04/19/29, (1-year CMT + 1.70%)(c)	270	273,619
5.26%, 04/17/30, (1-year CMT + 0.82%)(c)	430	437,564
5.33%, 04/21/37, (1-year CMT + 1.02%)(c)	360	359,202
5.35%, 09/13/28, (1-year CMT + 1.90%)(c)	430	434,998
5.41%, 04/19/34, (1-year CMT + 1.97%)(c)	330	336,981
5.42%, 02/22/29, (1-year CMT + 1.38%)(c)	570	578,733
5.43%, 04/17/35, (1-year CMT + 1.00%)(c)	755	767,056
5.44%, 02/22/34, (1-year CMT + 1.63%)(c)	595	608,427
5.47%, 09/13/33, (1-year CMT + 2.13%)(c)	320	327,899
5.48%, 02/22/31, (1-year CMT + 1.53%)(c)	225	230,740
5.57%, 01/16/36, (1-year CMT + 0.95%)(c)	555	567,632
5.62%, 04/24/36, (1-year CMT + 1.27%)(c)	680	696,617
5.87%, 04/21/47, (1-year CMT + 0.98%)(c)	140	140,157
Mizuho Financial Group, Inc.
1.98%, 09/08/31, (3-mo. CME Term SOFR + 1.53%)(c)	385	342,886
2.17%, 05/22/32, (1-year CMT + 0.87%)(c)	290	254,695
2.20%, 07/10/31, (3-mo. CME Term SOFR + 1.77%)(c)	335	302,179
2.26%, 07/09/32, (1-year CMT + 0.90%)(c)	285	250,434
2.59%, 05/25/31, (3-mo. CME Term SOFR + 1.33%)(c)	475	437,043
2.87%, 09/13/30, (3-mo. CME Term SOFR + 1.57%)(c)	270	254,909
3.15%, 07/16/30, (3-mo. CME Term SOFR + 1.39%)(c)	370	353,494
3.17%, 09/11/27	366	360,375
3.26%, 05/22/30, (1-year CMT + 1.25%)(c)	245	236,046
4.02%, 03/05/28	515	512,245
4.25%, 09/11/29, (3-mo. CME Term SOFR + 1.53%)(c)	375	372,643
4.44%, 05/12/32, (1-year CMT + 0.70%)(c)	265	259,992
4.71%, 07/08/31, (1-year CMT + 0.92%)(c)	570	569,682
5.05%, 05/12/37, (1-year CMT + 0.85%)(c)	200	196,235
5.10%, 05/13/31, (1-year CMT + 0.82%)(c)	335	339,269
5.32%, 07/08/36, (1-year CMT + 1.07%)(c)	465	466,510
5.38%, 05/26/30, (1-year CMT + 1.12%)(c)	270	275,762
5.38%, 07/10/30, (1-year CMT + 1.08%)(c)	355	362,594
5.41%, 09/13/28, (1-year CMT + 2.05%)(c)	325	329,292
5.42%, 05/13/36, (1-year CMT + 0.98%)(c)	285	288,303
5.58%, 05/26/35, (1-year CMT + 1.30%)(c)	250	256,359
5.59%, 07/10/35, (1-year CMT + 1.30%)(c)	295	302,753
5.67%, 05/27/29, (1-year CMT + 1.50%)(c)	375	383,979
5.67%, 09/13/33, (1-year CMT + 2.40%)(c)	310	321,688
5.74%, 05/27/31, (1-year CMT + 1.65%)(c)	260	269,455
5.75%, 05/27/34, (1-year CMT + 1.80%)(c)	395	410,585
5.75%, 07/06/34, (1-year CMT + 1.90%)(c)	475	493,278
5.78%, 07/06/29, (1-year CMT + 1.65%)(c)	785	805,813
Morgan Stanley
1.79%, 02/13/32, (1-day SOFR + 1.03%)(c)	1,000	870,120
1.93%, 04/28/32, (1-day SOFR + 1.02%)(c)	808	702,932
2.24%, 07/21/32, (1-day SOFR + 1.18%)(c)	1,259	1,107,862
2.51%, 10/20/32, (1-day SOFR + 1.20%)(c)	1,005	890,472
2.70%, 01/22/31, (1-day SOFR + 1.14%)(c)	1,151	1,070,475
2.80%, 01/25/52, (1-day SOFR + 1.43%)(c)	690	420,543
2.94%, 01/21/33, (1-day SOFR + 1.29%)(c)	950	855,630
3.22%, 04/22/42, (1-day SOFR + 1.49%)(c)	642	486,089
3.59%, 07/22/28(c)	935	924,590
Security	Par (000)	Value
Banks (continued)
3.62%, 04/01/31, (1-day SOFR + 3.12%)(c)	$1,065	$1,023,801
3.77%, 01/24/29, (3-mo. CME Term SOFR + 1.40%)(c)	1,017	1,004,235
3.97%, 07/22/38(c)	594	521,100
4.24%, 01/09/30, (1-day SOFR + 0.80%)(c)	585	578,947
4.30%, 01/27/45(a)	815	678,998
4.38%, 01/22/47	515	425,698
4.43%, 01/23/30, (3-mo. CME Term SOFR + 1.89%)(c)	772	768,249
4.46%, 04/22/39, (3-mo. CME Term SOFR + 1.69%)(c)	370	340,848
4.49%, 01/16/32, (1-day SOFR + 0.95%)(c)	1,040	1,023,052
4.56%, 04/10/30, (1-day SOFR Index + 0.96%)(c)	1,125	1,121,160
4.65%, 10/18/30, (1-day SOFR + 1.10%)(c)	975	973,123
4.71%, 03/12/32, (1-day SOFR + 1.20%)(c)	1,075	1,066,342
4.81%, 04/16/32, (1-day SOFR Index + 1.18%)(c)	820	818,029
4.89%, 07/20/33, (1-day SOFR + 2.08%)(c)	710	707,502
4.99%, 04/12/29, (1-day SOFR + 1.38%)(c)	615	620,118
5.04%, 07/19/30, (1-day SOFR + 1.22%)(c)	700	707,889
5.07%, 01/30/37, (1-day SOFR + 1.18%)(c)	1,165	1,143,265
5.12%, 02/01/29, (1-day SOFR + 1.73%)(c)	860	868,534
5.16%, 04/20/29, (1-day SOFR + 1.59%)(c)	845	854,235
5.17%, 01/16/30, (1-day SOFR + 1.45%)(c)	505	511,671
5.19%, 04/17/31, (1-day SOFR + 1.51%)(c)	710	720,986
5.23%, 01/15/31, (1-day SOFR + 1.11%)(c)	820	833,263
5.25%, 04/21/34, (1-day SOFR + 1.87%)(c)	975	984,724
5.30%, 04/10/37, (1-day SOFR Index + 1.41%)(c)	640	636,850
5.32%, 07/19/35, (1-day SOFR + 1.56%)(c)	985	992,051
5.42%, 07/21/34, (1-day SOFR + 1.88%)(c)	985	1,004,231
5.45%, 07/20/29, (1-day SOFR + 1.63%)(c)	620	631,474
5.47%, 01/18/35, (1-day SOFR + 1.73%)(c)	820	834,761
5.52%, 11/19/55, (1-day SOFR + 1.71%)(c)	910	865,495
5.59%, 01/18/36, (1-day SOFR + 1.42%)(c)	855	876,565
5.60%, 03/24/51, (1-day SOFR + 4.84%)(c)	496	479,497
5.66%, 04/18/30, (1-day SOFR + 1.26%)(c)	575	590,683
5.66%, 04/17/36, (1-day SOFR + 1.76%)(c)	1,025	1,052,382
5.83%, 04/19/35, (1-day SOFR + 1.58%)(c)	1,000	1,038,523
5.90%, 03/13/47, (1-day SOFR + 1.78%)(c)	810	810,806
6.30%, 10/18/28, (1-day SOFR + 2.24%)(c)	535	548,718
6.34%, 10/18/33, (1-day SOFR + 2.56%)(c)	940	1,006,145
6.38%, 07/24/42	662	712,544
6.41%, 11/01/29, (1-day SOFR + 1.83%)(c)	615	640,885
6.63%, 11/01/34, (1-day SOFR + 2.05%)(c)	750	818,820
7.25%, 04/01/32(a)	446	505,715
Series I, 4.13%, 10/18/29, (1-day SOFR + 0.91%)(c)	465	460,004
Series I, 4.36%, 10/22/31, (1-day SOFR + 1.07%)(c)	685	671,788
Series I, 4.89%, 10/22/36, (1-day SOFR + 1.31%)(a)(c)	985	953,941
Morgan Stanley Bank N.A.
4.97%, 07/14/28, (1-day SOFR + 0.93%)(c)	430	432,425
5.02%, 01/12/29, (1-day SOFR + 0.91%)(c)	570	575,328
5.50%, 05/26/28, (1-day SOFR + 0.87%)(c)	525	530,830
Morgan Stanley Private Bank N.A.
4.20%, 11/17/28, (1-day SOFR + 0.78%)(c)	735	732,338
4.21%, 02/08/30, (1-day SOFR + 0.76%)(c)	875	865,431
4.47%, 07/06/28, (1-day SOFR + 0.77%)(c)	275	274,907
41
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Aaa - A Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
4.47%, 11/19/31, (1-day SOFR + 1.02%)(c)	$985	$971,208
4.73%, 07/18/31, (1-day SOFR + 1.08%)(c)	620	619,006
National Australia Bank Ltd./New York
3.85%, 12/13/28	270	267,589
3.91%, 06/09/27	370	369,303
4.15%, 01/13/31	250	247,176
4.31%, 06/13/28	435	435,998
4.50%, 10/26/27	280	281,424
4.53%, 06/13/30	305	306,604
4.79%, 01/10/29	445	451,872
4.90%, 06/13/28	370	375,089
4.90%, 01/14/30	330	336,418
4.94%, 01/12/28	235	238,002
5.09%, 06/11/27	465	470,145
National Bank of Canada
4.17%, 01/20/29, (1-day SOFR Index + 0.76%)(c)	465	462,704
4.50%, 10/10/29	410	409,693
5.60%, 12/18/28	315	324,250
NatWest Group PLC
3.07%, 05/22/28, (1-year CMT + 2.55%)(c)	555	547,106
4.45%, 05/08/30, (3-mo. SOFR US + 2.13%)(c)	375	373,016
4.89%, 05/18/29, (3-mo. SOFR US + 2.01%)(a)(c)	775	779,845
4.96%, 08/15/30, (1-year CMT + 1.22%)(c)	520	524,564
5.08%, 01/27/30, (3-mo. SOFR US + 2.17%)(c)	610	616,611
5.12%, 05/23/31, (1-year CMT + 1.05%)(c)	445	450,171
5.52%, 09/30/28, (1-year CMT + 2.27%)(c)	420	426,068
5.78%, 03/01/35, (1-year CMT + 1.50%)(c)	590	611,844
5.81%, 09/13/29, (1-year CMT + 1.95%)(c)	570	585,830
6.02%, 03/02/34, (1-year CMT + 2.10%)(c)	400	421,334
Northern Trust Corp.
1.95%, 05/01/30	535	487,832
3.15%, 05/03/29	255	247,160
3.65%, 08/03/28	145	143,527
4.00%, 05/10/27	325	324,792
4.15%, 11/19/30	180	178,522
5.12%, 11/19/40, (5-year CMT + 1.05%)(c)	150	146,661
6.13%, 11/02/32	545	583,855
PNC Bank N.A.
2.70%, 10/22/29	440	414,027
3.10%, 10/25/27	460	453,008
3.25%, 01/22/28	270	265,849
4.05%, 07/26/28	555	550,557
4.43%, 07/21/28, (1-day SOFR + 0.73%)(c)	390	390,103
PNC Financial Services Group, Inc.(The)
2.31%, 04/23/32, (1-day SOFR + 0.98%)(a)(c)	493	440,341
2.55%, 01/22/30	905	844,650
3.15%, 05/19/27	405	401,045
3.45%, 04/23/29	776	757,958
4.08%, 01/26/29, (1-day SOFR + 0.61%)(c)	120	119,351
4.63%, 06/06/33, (1-day SOFR Index + 1.85%)(c)	425	413,207
4.81%, 10/21/32, (1-day SOFR + 1.26%)(c)	730	729,284
4.90%, 05/13/31, (1-day SOFR + 1.33%)(a)(c)	585	589,404
5.07%, 01/24/34, (1-day SOFR + 1.93%)(c)	610	611,256
5.22%, 01/29/31, (1-day SOFR + 1.07%)(c)	305	311,223
5.35%, 12/02/28, (1-day SOFR + 1.62%)(c)	440	446,387
5.37%, 07/21/36, (1-day SOFR + 1.42%)(c)	600	602,989
5.40%, 07/23/35, (1-day SOFR + 1.60%)(c)	570	578,181
5.42%, 01/25/41, (5-year CMT + 1.17%)(c)	580	568,691
Security	Par (000)	Value
Banks (continued)
5.49%, 05/14/30, (1-day SOFR + 1.20%)(c)	$565	$580,336
5.58%, 06/12/29, (1-day SOFR + 1.84%)(c)	794	813,112
5.58%, 01/29/36, (1-day SOFR + 1.39%)(c)	785	801,973
5.68%, 01/22/35, (1-day SOFR + 1.90%)(c)	670	690,449
5.94%, 08/18/34, (1-day SOFR + 1.95%)(c)	445	467,370
6.04%, 10/28/33, (1-day SOFR Index + 2.14%)(c)	570	602,256
6.88%, 10/20/34, (1-day SOFR + 2.28%)(c)	925	1,022,471
Royal Bank of Canada
2.30%, 11/03/31	600	536,161
3.63%, 05/04/27(a)	445	443,051
3.88%, 05/04/32	480	462,341
4.00%, 11/03/28, (1-day SOFR + 0.70%)(c)	325	322,878
4.24%, 08/03/27	425	425,574
4.31%, 11/03/31, (1-day SOFR + 0.98%)(c)	490	481,857
4.40%, 04/17/30, (1-day SOFR + 0.84%)(c)	550	547,730
4.50%, 08/06/29, (1-day SOFR + 0.89%)(c)	560	560,399
4.52%, 10/18/28, (1-day SOFR Index + 0.86%)(c)	355	355,633
4.61%, 05/03/32, (1-day SOFR + 1.01%)(c)	600	596,334
4.65%, 10/18/30, (1-day SOFR Index + 1.08%)(c)	645	646,787
4.70%, 08/06/31, (1-day SOFR + 1.06%)(c)	325	324,849
4.90%, 01/12/28	300	303,280
4.95%, 02/01/29	455	462,699
4.97%, 01/24/29, (1-day SOFR + 0.83%)(c)	655	660,754
4.97%, 08/02/30, (1-day SOFR + 1.10%)(c)	535	541,380
4.97%, 05/02/31, (1-day SOFR Index + 1.13%)(c)	320	323,887
5.00%, 02/01/33	755	762,927
5.00%, 05/02/33	325	328,633
5.15%, 02/04/31, (1-day SOFR + 1.03%)(c)	855	869,359
5.15%, 02/01/34	500	511,546
5.20%, 08/01/28	460	468,632
6.00%, 11/01/27	375	384,730
Standard Chartered Bank/New York, 4.85%, 12/03/27	25	25,218
State Street Bank & Trust Co., 4.78%, 11/23/29	270	273,888
State Street Corp.
2.20%, 03/03/31	347	311,102
2.40%, 01/24/30(a)	85	79,715
2.62%, 02/07/33, (1-day SOFR + 1.00%)(c)	270	241,118
3.03%, 11/01/34, (1-day SOFR + 1.49%)(c)	245	230,183
4.14%, 12/03/29, (3-mo. CME Term SOFR + 1.29%)(c)	235	233,894
4.16%, 08/04/33, (1-day SOFR + 1.73%)(c)	450	434,281
4.33%, 10/22/27	405	406,009
4.42%, 05/13/33, (1-day SOFR + 1.61%)(c)	215	210,669
4.53%, 02/20/29, (1-day SOFR + 1.02%)(c)	515	517,110
4.54%, 02/28/28	410	412,467
4.56%, 04/23/32, (1-day SOFR + 0.91%)(c)	265	263,698
4.68%, 10/22/32, (1-day SOFR + 1.05%)(c)	265	264,934
4.73%, 02/28/30	280	282,796
4.78%, 10/23/36, (1-day SOFR + 1.22%)(c)	310	302,598
4.82%, 01/26/34, (1-day SOFR + 1.57%)(c)	310	308,559
4.83%, 04/24/30	435	441,224
5.09%, 04/24/37, (1-day SOFR + 1.20%)(c)	255	252,768
5.15%, 02/28/36, (1-day SOFR + 1.22%)(c)	315	315,375
5.16%, 05/18/34, (1-day SOFR + 1.89%)(c)	450	455,807
5.68%, 11/21/29, (1-day SOFR + 1.48%)(c)	440	454,483
5.82%, 11/04/28, (1-day SOFR + 1.72%)(c)	300	306,548
Schedule of Investments
42

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Aaa - A Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
6.12%, 11/21/34, (1-day SOFR + 1.96%)(c)	$200	$211,172
Sumitomo Mitsui Financial Group, Inc.
1.71%, 01/12/31	305	266,634
1.90%, 09/17/28	595	560,647
2.13%, 07/08/30	755	681,521
2.22%, 09/17/31	500	438,313
2.30%, 01/12/41	235	160,048
2.47%, 01/14/29	395	375,009
2.72%, 09/27/29	265	249,260
2.75%, 01/15/30	630	589,151
3.04%, 07/16/29	1,044	996,125
3.05%, 01/14/42	200	148,310
3.35%, 10/18/27	300	296,131
3.36%, 07/12/27	564	557,915
3.54%, 01/17/28	240	236,846
3.94%, 07/19/28	246	243,498
4.11%, 01/15/29	300	297,443
4.31%, 10/16/28(a)	245	244,263
4.49%, 01/15/32, (1-day SOFR + 1.02%)(c)	545	536,679
4.66%, 07/08/31, (1-day SOFR + 1.19%)(c)	395	392,976
4.95%, 07/08/33, (1-day SOFR + 1.38%)(c)	335	334,132
5.05%, 01/15/37, (1-day SOFR + 1.22%)(c)	265	260,004
5.24%, 04/15/30	450	459,220
5.25%, 07/08/36, (1-day SOFR + 1.50%)(c)	345	345,301
5.32%, 07/09/29(a)	470	479,991
5.42%, 07/09/31	350	359,207
5.45%, 01/15/32	395	406,261
5.52%, 01/13/28	770	783,848
5.56%, 07/09/34	570	585,286
5.57%, 01/15/47, (1-day SOFR + 1.36%)(c)	205	198,766
5.63%, 01/15/35	460	474,556
5.71%, 01/13/30	575	594,890
5.72%, 09/14/28	445	456,969
5.77%, 01/13/33	745	776,593
5.78%, 07/13/33	180	187,612
5.80%, 07/13/28	500	513,942
5.81%, 09/14/33	305	319,313
5.85%, 07/13/30	215	223,847
Toronto-Dominion Bank(The)
2.00%, 09/10/31(a)	445	393,322
2.45%, 01/12/32	300	265,841
3.20%, 03/10/32	735	677,667
3.91%, 01/13/28	190	188,704
4.11%, 06/08/27	735	733,791
4.11%, 10/13/28	250	248,485
4.36%, 04/23/29	350	348,967
4.41%, 01/13/31	165	163,564
4.46%, 06/08/32	980	965,082
4.57%, 06/02/28	535	537,125
4.69%, 09/15/27	475	477,571
4.78%, 12/17/29	475	480,335
4.81%, 06/03/30	905	912,606
4.86%, 01/31/28	510	514,064
4.87%, 04/22/33	350	348,002
4.93%, 10/15/35	370	362,864
4.99%, 04/05/29	405	411,188
5.15%, 09/10/34, (5-year CMT + 1.50%)(c)	400	402,057
5.16%, 01/10/28	405	410,051
5.30%, 01/30/32	350	359,120
5.52%, 07/17/28	715	732,072
Security	Par (000)	Value
Banks (continued)
Truist Bank
2.25%, 03/11/30	$482	$439,802
4.14%, 10/23/29, (1-day SOFR + 0.91%)(c)	570	564,414
4.42%, 07/24/28, (1-day SOFR + 0.77%)(c)	485	484,648
Series I, 4.14%, 01/27/29, (1-day SOFR + 0.66%)(c)	420	418,018
Truist Financial Corp.
1.13%, 08/03/27	245	235,626
1.89%, 06/07/29, (1-day SOFR + 0.86%)(c)	465	440,712
1.95%, 06/05/30	333	301,338
4.12%, 06/06/28, (1-day SOFR + 1.37%)(c)	470	468,333
4.60%, 01/27/32, (1-day SOFR + 0.97%)(c)	270	267,269
4.87%, 01/26/29, (1-day SOFR + 1.44%)(c)	485	488,406
4.96%, 10/23/36, (1-day SOFR + 1.40%)(a)(c)	785	758,140
5.07%, 05/20/31, (1-day SOFR + 1.31%)(c)	390	394,548
5.12%, 01/26/34, (1-day SOFR + 1.85%)(a)(c)	545	544,611
5.15%, 08/05/32, (1-day SOFR + 1.57%)(c)	380	384,969
5.44%, 01/24/30, (1-day SOFR + 1.62%)(c)	695	711,117
5.71%, 01/24/35, (1-day SOFR + 1.92%)(a)(c)	645	663,781
5.87%, 06/08/34, (1-day SOFR + 2.36%)(c)	755	785,702
6.12%, 10/28/33, (1-day SOFR + 2.30%)(a)(c)	235	248,690
7.16%, 10/30/29, (1-day SOFR + 2.45%)(c)	615	652,471
Series I, 4.68%, 04/23/32, (1-day SOFR + 1.09%)(c)	460	455,779
Series I, 5.28%, 04/23/37, (1-day SOFR + 1.41%)(c)	620	611,907
U.S. Bancorp
1.38%, 07/22/30	430	378,866
2.49%, 11/03/36, (5-year CMT + 0.95%)(c)	525	455,808
2.68%, 01/27/33, (1-day SOFR + 1.02%)(a)(c)	375	334,167
3.00%, 07/30/29	312	298,135
3.90%, 04/26/28	375	372,725
4.48%, 01/26/32, (1-day SOFR + 0.87%)(c)	455	449,647
4.55%, 07/22/28, (1-day SOFR + 1.66%)(c)	705	706,014
4.65%, 02/01/29, (1-day SOFR + 1.23%)(c)	605	607,320
4.84%, 02/01/34, (1-day SOFR + 1.60%)(c)	700	692,059
4.97%, 07/22/33, (1-day SOFR + 2.11%)(c)	620	616,105
5.03%, 01/26/37, (1-day SOFR + 1.10%)(c)	455	447,756
5.05%, 02/12/31, (1-day SOFR + 1.06%)(c)	465	471,738
5.08%, 05/15/31, (1-day SOFR + 1.30%)(c)	485	492,379
5.10%, 07/23/30, (1-day SOFR + 1.25%)(c)	425	432,171
5.38%, 01/23/30, (1-day SOFR + 1.56%)(c)	671	687,120
5.42%, 02/12/36, (1-day SOFR + 1.41%)(a)(c)	395	402,184
5.68%, 01/23/35, (1-day SOFR + 1.86%)(c)	815	842,132
5.78%, 06/12/29, (1-day SOFR + 2.02%)(c)	515	528,388
5.84%, 06/12/34, (1-day SOFR + 2.26%)(c)	758	791,027
5.85%, 10/21/33, (1-day SOFR + 2.09%)(a)(c)	695	728,713
U.S. Bank NA/Cincinnati OH, 4.73%, 05/15/28, (1-day SOFR + 0.91%)(c)	620	622,079
UBS AG/London
4.50%, 06/26/48	379	321,506
5.65%, 09/11/28	560	577,139
UBS AG/Stamford CT, 4.30%, 03/16/29, (1-day SOFR + 0.81%)(c)	30	29,977
UBS Group AG, 4.88%, 05/15/45	1,040	931,879
Wachovia Corp., 5.50%, 08/01/35	400	404,090
Wells Fargo & Co.
2.39%, 06/02/28, (1-day SOFR + 2.10%)(c)	1,280	1,252,149
2.57%, 02/11/31, (3-mo. CME Term SOFR + 1.26%)(c)	1,318	1,222,728
43
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Aaa - A Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
2.88%, 10/30/30, (3-mo. CME Term SOFR + 1.43%)(c)	$1,355	$1,279,191
3.07%, 04/30/41, (1-day SOFR + 2.53%)(c)	1,378	1,038,019
3.35%, 03/02/33, (1-day SOFR + 1.50%)(c)	1,580	1,454,526
3.58%, 05/22/28, (3-mo. CME Term SOFR + 1.57%)(c)	1,179	1,168,996
3.90%, 05/01/45	1,003	788,083
4.08%, 09/15/29, (1-day SOFR + 0.88%)(c)	620	613,533
4.15%, 01/24/29	1,245	1,238,599
4.18%, 01/23/30, (1-day SOFR + 0.74%)(a)(c)	870	862,244
4.30%, 07/22/27	1,176	1,174,428
4.40%, 06/14/46	810	650,029
4.48%, 04/04/31, (3-mo. CME Term SOFR + 4.03%)(c)	1,106	1,097,112
4.61%, 04/25/53, (1-day SOFR + 2.13%)(c)	1,405	1,162,153
4.65%, 11/04/44	852	717,418
4.75%, 12/07/46	196	165,405
4.81%, 07/25/28, (1-day SOFR + 1.98%)(c)	1,115	1,119,519
4.89%, 09/15/36, (1-day SOFR + 1.34%)(c)	740	720,036
4.90%, 07/25/33, (1-day SOFR + 2.10%)(c)	1,850	1,844,679
4.90%, 11/17/45	1,023	885,446
4.96%, 01/23/37, (1-day SOFR + 1.10%)(a)(c)	1,380	1,343,846
4.97%, 04/23/29, (1-day SOFR + 1.37%)(c)	945	953,229
5.01%, 04/04/51, (3-mo. CME Term SOFR + 4.50%)(c)	2,472	2,186,560
5.15%, 04/23/31, (1-day SOFR + 1.50%)(c)	1,490	1,515,627
5.20%, 01/23/30, (1-day SOFR + 1.50%)(c)	1,015	1,032,254
5.21%, 12/03/35, (1-day SOFR + 1.38%)(c)	1,155	1,152,459
5.24%, 01/24/31, (1-day SOFR + 1.11%)(c)	1,335	1,360,876
5.38%, 11/02/43	900	842,775
5.39%, 04/24/34, (1-day SOFR + 2.02%)(c)	1,535	1,560,746
5.43%, 01/23/47, (1-day SOFR + 1.23%)(c)	935	888,860
5.50%, 01/23/35, (1-day SOFR + 1.78%)(c)	1,325	1,350,217
5.56%, 07/25/34, (1-day SOFR + 1.99%)(c)	1,910	1,961,683
5.57%, 07/25/29, (1-day SOFR + 1.74%)(c)	1,760	1,798,984
5.61%, 04/23/36, (1-day SOFR + 1.74%)(c)	1,215	1,244,197
5.61%, 01/15/44	1,025	980,999
6.30%, 10/23/29, (1-day SOFR + 1.79%)(c)	1,050	1,092,628
6.49%, 10/23/34, (1-day SOFR + 2.06%)(c)	1,340	1,449,848
Wells Fargo Bank NA
5.85%, 02/01/37	400	414,115
5.95%, 08/26/36	340	353,230
6.60%, 01/15/38	588	642,626
Westpac Banking Corp.
1.95%, 11/20/28	480	454,040
2.15%, 06/03/31	470	421,881
2.65%, 01/16/30	340	320,972
2.67%, 11/15/35, (5-year CMT + 1.75%)(c)	685	617,283
2.96%, 11/16/40	560	414,158
3.02%, 11/18/36, (5-year CMT + 1.53%)(c)	575	514,578
3.13%, 11/18/41	325	239,056
3.40%, 01/25/28(a)	500	494,219
4.04%, 08/26/27	340	339,812
4.11%, 07/24/34, (5-year CMT + 2.00%)(a)(c)	535	522,591
4.35%, 07/01/30	345	345,249
4.42%, 07/24/39	310	277,754
5.05%, 04/16/29	490	501,559
5.41%, 08/10/33, (1-year CMT + 2.68%)(c)	515	522,814
5.46%, 11/18/27	620	632,348
5.54%, 11/17/28	560	578,072
5.62%, 11/20/35, (1-year CMT + 1.20%)(c)	605	613,500
Security	Par (000)	Value
Banks (continued)
6.82%, 11/17/33	$280	$306,093
		489,476,036
Beverages — 2.7%
Anheuser-Busch Cos LLC/Anheuser-Busch InBev Worldwide, Inc.
4.70%, 02/01/36	2,360	2,303,181
4.90%, 02/01/46	3,735	3,381,561
Anheuser-Busch InBev Finance, Inc.
4.63%, 02/01/44	335	296,107
4.70%, 02/01/36	290	282,907
4.90%, 02/01/46	560	504,533
Anheuser-Busch InBev Worldwide, Inc.
3.50%, 06/01/30	775	749,525
4.38%, 04/15/38	290	269,724
4.44%, 10/06/48	870	731,146
4.50%, 06/01/50(a)	105	92,486
4.60%, 04/15/48	195	167,630
4.75%, 01/23/29	1,197	1,208,766
4.75%, 04/15/58	240	205,092
4.90%, 01/23/31(a)	365	372,706
4.95%, 01/15/42	575	537,731
5.00%, 06/15/34(a)	595	602,035
5.45%, 01/23/39	900	915,052
5.55%, 01/23/49	1,595	1,555,826
5.80%, 01/23/59(a)	885	889,475
8.20%, 01/15/39	505	636,532
Brown-Forman Corp.
4.50%, 07/15/45(a)	230	189,878
4.75%, 04/15/33(a)	210	206,692
Coca-Cola Co.(The)
1.00%, 03/15/28(a)	560	530,131
1.38%, 03/15/31	634	554,839
1.45%, 06/01/27	575	559,882
1.50%, 03/05/28	366	350,550
1.65%, 06/01/30	560	506,342
2.00%, 03/05/31	390	351,872
2.13%, 09/06/29	453	425,032
2.25%, 01/05/32	915	821,110
2.50%, 06/01/40	609	446,192
2.50%, 03/15/51(a)	463	271,586
2.60%, 06/01/50	740	448,970
2.75%, 06/01/60	382	217,845
2.88%, 05/05/41	385	291,190
2.90%, 05/25/27	264	261,147
3.00%, 03/05/51	1,027	670,364
3.45%, 03/25/30	455	443,015
4.20%, 03/25/50	245	199,559
4.65%, 08/14/34(a)	355	356,464
5.00%, 05/13/34	400	411,507
5.20%, 01/14/55(a)	560	528,324
5.30%, 05/13/54	370	353,226
5.40%, 05/13/64	775	737,091
Coca-Cola Femsa SAB de CV
1.85%, 09/01/32	323	270,834
2.75%, 01/22/30	385	360,521
5.10%, 05/06/35	250	251,418
Diageo Capital PLC
2.00%, 04/29/30	383	347,485
2.13%, 04/29/32	190	164,294
2.38%, 10/24/29	533	497,598
3.88%, 05/18/28	265	263,045
Schedule of Investments
44

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Aaa - A Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Beverages (continued)
3.88%, 04/29/43	$231	$182,841
5.30%, 10/24/27	245	248,679
5.50%, 01/24/33	240	248,091
5.63%, 10/05/33	470	488,861
5.88%, 09/30/36	369	390,281
Diageo Investment Corp.
4.25%, 05/11/42(a)	180	153,190
5.13%, 08/15/30	175	178,748
5.63%, 04/15/35	220	228,969
PepsiCo, Inc.
1.40%, 02/25/31	410	358,864
1.63%, 05/01/30	380	342,971
1.95%, 10/21/31	550	485,503
2.63%, 07/29/29(a)	488	465,007
2.63%, 10/21/41(a)	385	274,902
2.75%, 03/19/30	622	587,895
2.75%, 10/21/51(a)	490	300,021
2.88%, 10/15/49	490	314,793
3.00%, 10/15/27	485	478,636
3.45%, 10/06/46	336	247,983
3.60%, 02/18/28	360	357,098
3.63%, 03/19/50	429	315,410
3.88%, 03/19/60	165	121,726
3.90%, 07/18/32	395	383,310
4.00%, 05/02/47	255	202,934
4.10%, 01/15/29	405	404,668
4.20%, 07/18/52	255	204,329
4.30%, 07/23/30	320	321,250
4.45%, 02/07/28	240	241,839
4.45%, 05/15/28	430	433,214
4.45%, 02/15/33	440	441,245
4.45%, 04/14/46	300	259,009
4.50%, 07/17/29	565	569,470
4.60%, 02/07/30	295	299,009
4.65%, 07/23/32	385	387,146
4.65%, 02/15/53(a)	185	159,668
4.80%, 07/17/34	500	502,143
5.00%, 02/07/35	430	433,816
5.00%, 07/23/35(a)	450	453,718
5.25%, 07/17/54	215	205,306
5.50%, 01/15/40	310	318,297
7.00%, 03/01/29	260	279,318
		41,260,176
Biotechnology — 0.5%
Gilead Sciences, Inc.
1.20%, 10/01/27	115	110,467
1.65%, 10/01/30	380	338,177
2.60%, 10/01/40	290	209,520
2.80%, 10/01/50(a)	625	385,888
4.00%, 09/01/36	210	193,177
4.15%, 03/01/47	200	161,000
4.50%, 02/01/45	615	529,086
4.60%, 09/01/35(a)	405	394,941
4.75%, 03/01/46	1,015	897,131
4.80%, 11/15/29	255	259,229
4.80%, 04/01/44	995	894,964
5.10%, 06/15/35(a)	775	780,968
5.25%, 10/15/33	60	62,023
5.50%, 11/15/54	545	523,502
5.55%, 10/15/53(a)	415	400,717
5.60%, 11/15/64	330	316,491
Security	Par (000)	Value
Biotechnology (continued)
5.65%, 12/01/41	$440	$445,810
		6,903,091
Building Materials — 0.0%
Trane Technologies Financing Ltd.
3.80%, 03/21/29	20	19,746
5.10%, 06/13/34(a)	45	45,562
Trane Technologies Holdco, Inc., 3.75%, 08/21/28	110	109,063
		174,371
Chemicals — 0.5%
Air Products and Chemicals, Inc.
1.85%, 05/15/27	421	411,683
2.05%, 05/15/30	325	296,553
2.70%, 05/15/40	492	362,466
2.80%, 05/15/50	488	302,766
4.30%, 06/11/28	255	255,614
4.60%, 02/08/29	590	594,352
4.75%, 02/08/31(a)	320	323,810
4.80%, 03/03/33(a)	205	206,544
4.85%, 02/08/34(a)	420	420,799
4.90%, 10/11/32	165	167,083
Ecolab, Inc.
1.30%, 01/30/31	240	207,655
2.13%, 02/01/32(a)	165	145,151
2.13%, 08/15/50	230	122,695
2.70%, 12/15/51	420	252,399
2.75%, 08/18/55	435	256,219
3.25%, 12/01/27	362	357,422
4.30%, 06/15/28	270	270,486
4.80%, 03/24/30	472	478,702
5.00%, 09/01/35(a)	140	140,739
5.25%, 01/15/28	270	274,509
EIDP, Inc.
2.30%, 07/15/30	377	347,210
4.80%, 05/15/33	225	222,719
5.13%, 05/15/32	175	177,965
Linde, Inc./CT
1.10%, 08/10/30	510	449,112
3.55%, 11/07/42	267	209,929
		7,254,582
Commercial Services — 1.0%
American University (The), Series 2019, 3.67%, 04/01/49	203	151,021
Automatic Data Processing, Inc.
1.25%, 09/01/30	386	339,372
1.70%, 05/15/28	517	493,310
4.45%, 09/09/34(a)	475	465,363
4.75%, 05/08/32	375	377,683
Brown University, Series A, 2.92%, 09/01/50	210	136,534
California Institute of Technology, 3.65%, 09/01/2119	275	171,240
Cintas Corp. No. 2, 4.00%, 05/01/32	475	462,295
Cornell University
4.84%, 06/15/34	240	241,475
Series 2025, 4.17%, 06/15/30	20	19,868
Series 2025, 4.73%, 06/15/35	10	9,916
Duke University, Series 2020, 2.83%, 10/01/55(a)	240	148,150
Ford Foundation (The), Series 2020, 2.82%, 06/01/70	205	113,577
George Washington University (The), Series 2018, 4.13%, 09/15/48	311	248,271
45
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Aaa - A Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Services (continued)
J Paul Getty Trust (The), 4.91%, 04/01/35	$10	$10,060
Leland Stanford Junior University(The)
3.65%, 05/01/48	309	237,250
Series 2025, 4.15%, 08/01/30(a)	100	99,686
Massachusetts Institute of Technology
3.07%, 04/01/52	285	188,220
3.89%, 07/01/2116(a)	133	90,062
4.68%, 07/01/2114	395	321,673
5.60%, 07/01/2111	433	419,932
5.62%, 06/01/55(a)	60	60,680
Series F, 2.99%, 07/01/50	320	211,132
Northwestern University
4.64%, 12/01/44	249	232,066
4.94%, 12/01/35(a)	100	100,275
PayPal Holdings, Inc.
2.30%, 06/01/30	420	384,832
2.85%, 10/01/29	620	587,202
3.25%, 06/01/50	470	302,180
3.90%, 06/01/27	240	239,128
4.40%, 06/01/32	350	343,112
5.05%, 06/01/52(a)	430	367,074
5.10%, 04/01/35(a)	255	252,935
5.15%, 06/01/34(a)	320	317,690
5.25%, 06/01/62(a)	250	216,031
President and Fellows of Harvard College
2.52%, 10/15/50	196	117,250
3.15%, 07/15/46	124	88,091
3.30%, 07/15/56	240	161,393
3.75%, 11/15/52	200	150,192
4.61%, 02/15/35(a)	550	545,328
RELX Capital, Inc.
3.00%, 05/22/30	155	146,134
4.00%, 03/18/29	155	153,001
4.75%, 03/27/30	240	241,789
4.75%, 05/20/32(a)	275	275,210
5.25%, 03/27/35(a)	350	353,070
Rockefeller Foundation (The), Series 2020, 2.49%, 10/01/50(a)	435	259,485
S&P Global, Inc.
1.25%, 08/15/30(a)	195	170,119
2.30%, 08/15/60(a)	273	132,076
2.50%, 12/01/29	270	253,130
2.90%, 03/01/32	480	438,515
2.95%, 03/01/29	540	520,815
3.25%, 12/01/49	174	118,242
3.70%, 03/01/52	460	337,448
3.90%, 03/01/62	410	292,132
4.25%, 05/01/29	450	447,778
4.25%, 01/15/31(b)	175	172,594
4.75%, 08/01/28	295	297,801
5.25%, 09/15/33(a)	250	257,325
Trustees of Princeton University(The)
5.70%, 03/01/39	229	241,283
Series 2020, 2.52%, 07/01/50(a)	169	103,205
University of Miami, 4.06%, 04/01/52	185	143,930
University of Southern California
3.03%, 10/01/39	334	273,366
4.98%, 10/01/53(a)	95	86,289
Washington University(The)
3.52%, 04/15/54(a)	200	142,723
4.35%, 04/15/2122	250	185,750
Security	Par (000)	Value
Commercial Services (continued)
Yale University
Series 2020, 1.48%, 04/15/30	$395	$356,056
Series 2020, 2.40%, 04/15/50	170	99,568
		15,920,383
Computers — 2.5%
Accenture Capital, Inc.
3.90%, 10/04/27	420	418,965
4.05%, 10/04/29	280	277,775
4.25%, 10/04/31	575	566,406
4.50%, 10/04/34(a)	675	650,191
Apple, Inc.
1.20%, 02/08/28	1,138	1,084,724
1.25%, 08/20/30	693	612,757
1.40%, 08/05/28	1,070	1,011,956
1.65%, 05/11/30	766	695,000
1.65%, 02/08/31	1,202	1,072,211
1.70%, 08/05/31	355	313,238
2.20%, 09/11/29	537	507,073
2.38%, 02/08/41	735	520,921
2.40%, 08/20/50	575	332,130
2.55%, 08/20/60	875	467,941
2.65%, 05/11/50	975	596,513
2.65%, 02/08/51	1,322	803,035
2.70%, 08/05/51	843	513,989
2.80%, 02/08/61	570	324,434
2.85%, 08/05/61	680	393,296
2.90%, 09/12/27	645	636,077
2.95%, 09/11/49	693	456,470
3.00%, 06/20/27	836	827,459
3.00%, 11/13/27	664	654,927
3.20%, 05/11/27	812	806,691
3.25%, 08/08/29	335	327,143
3.35%, 08/08/32	670	638,141
3.45%, 02/09/45	1,104	838,396
3.75%, 09/12/47	525	406,053
3.75%, 11/13/47	542	417,071
3.85%, 05/04/43	1,032	853,327
3.85%, 08/04/46	967	768,488
3.95%, 08/08/52	645	499,823
4.00%, 05/10/28	625	625,334
4.00%, 05/12/28	560	559,813
4.10%, 08/08/62	640	487,527
4.15%, 05/10/30	255	255,343
4.20%, 05/12/30(a)	490	492,014
4.25%, 02/09/47	523	438,233
4.30%, 05/10/33	340	340,376
4.38%, 05/13/45	673	586,120
4.45%, 05/06/44(a)	324	287,491
4.50%, 05/12/32(a)	415	421,293
4.50%, 02/23/36(a)	418	415,070
4.65%, 02/23/46	1,532	1,375,976
4.75%, 05/12/35	480	484,930
4.85%, 05/10/53(a)	430	393,752
IBM International Capital Pte. Ltd.
4.60%, 02/05/29	155	155,765
4.75%, 02/05/31(a)	220	220,093
4.90%, 02/05/34	415	409,051
5.25%, 02/05/44	505	462,431
5.30%, 02/05/54	445	392,632
International Business Machines Corp.
1.70%, 05/15/27	515	502,226
Schedule of Investments
46

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Aaa - A Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Computers (continued)
1.95%, 05/15/30(a)	$450	$406,597
2.72%, 02/09/32	170	152,028
2.85%, 05/15/40	258	186,460
2.95%, 05/15/50	585	355,863
3.43%, 02/09/52	300	195,335
3.50%, 05/15/29	1,045	1,016,071
4.00%, 02/03/29	155	153,302
4.00%, 06/20/42	540	434,975
4.15%, 07/27/27(a)	330	329,536
4.15%, 05/15/39(a)	830	717,417
4.25%, 05/15/49(a)	1,170	897,015
4.30%, 02/03/31	335	330,445
4.40%, 07/27/32(a)	255	249,070
4.50%, 02/06/28	440	441,227
4.60%, 02/03/33(a)	200	196,143
4.65%, 02/10/28	430	432,609
4.70%, 02/19/46	350	295,536
4.75%, 02/06/33	255	253,514
4.80%, 02/10/30	385	388,388
4.90%, 07/27/52	280	233,042
4.95%, 02/03/36(a)	400	389,211
5.00%, 02/10/32	390	393,313
5.10%, 02/06/53	300	258,943
5.20%, 02/10/35	360	360,577
5.60%, 11/30/39(a)	294	295,538
5.70%, 02/10/55(a)	440	411,188
5.80%, 02/03/56(a)	285	269,937
5.88%, 11/29/32(a)	337	357,572
		38,998,943
Cosmetics & Personal Care — 1.1%
Colgate-Palmolive Co.
3.10%, 08/15/27	245	242,335
3.25%, 08/15/32(a)	160	150,363
3.70%, 08/01/47	253	194,056
4.00%, 08/15/45(a)	242	202,165
4.20%, 05/01/30(a)	300	300,305
4.60%, 03/01/28	290	293,454
4.60%, 03/01/33(a)	350	354,691
Estee Lauder Companies, Inc.(The)
1.95%, 03/15/31	220	194,546
2.38%, 12/01/29	330	307,239
2.60%, 04/15/30(a)	305	283,991
3.13%, 12/01/49(a)	219	139,570
4.15%, 03/15/47	235	181,830
4.38%, 05/15/28	225	225,092
4.65%, 05/15/33	65	64,033
5.00%, 02/14/34(a)	210	209,826
5.15%, 05/15/53	300	263,336
Kenvue, Inc.
4.85%, 05/22/32(a)	345	348,699
4.90%, 03/22/33	495	497,770
5.00%, 03/22/30	520	530,189
5.05%, 03/22/28	340	344,575
5.05%, 03/22/53(a)	495	446,344
5.10%, 03/22/43	365	346,190
5.20%, 03/22/63	435	388,794
Procter & Gamble Co.(The)
1.20%, 10/29/30	490	429,425
1.95%, 04/23/31	535	480,089
2.30%, 02/01/32(a)	220	199,616
2.85%, 08/11/27	273	269,294
Security	Par (000)	Value
Cosmetics & Personal Care (continued)
3.00%, 03/25/30	$655	$626,860
3.55%, 03/25/40	300	255,242
3.95%, 01/26/28	365	365,058
4.05%, 05/01/30(a)	340	338,888
4.05%, 01/26/33	280	276,311
4.10%, 11/03/32(a)	230	226,320
4.15%, 10/24/29(a)	250	251,533
4.35%, 01/29/29	325	328,173
4.35%, 11/03/35(a)	230	223,071
4.55%, 01/29/34(a)	305	306,160
4.55%, 10/24/34(a)	210	210,684
4.60%, 05/01/35(a)	245	244,143
5.55%, 03/05/37	385	408,587
Unilever Capital Corp.
1.38%, 09/14/30	220	194,866
1.75%, 08/12/31	365	320,412
2.13%, 09/06/29	515	482,474
2.90%, 05/05/27	285	281,951
3.50%, 03/22/28	438	433,251
4.25%, 08/12/27	295	295,727
4.63%, 08/12/34	345	341,067
4.88%, 09/08/28	415	421,614
5.00%, 12/08/33(a)	615	628,267
5.90%, 11/15/32(a)	503	543,053
Series 30Y, 2.63%, 08/12/51	330	200,503
		16,092,032
Distribution & Wholesale — 0.0%
WW Grainger, Inc.
4.45%, 09/15/34	340	333,077
4.60%, 06/15/45	432	381,860
		714,937
Diversified Financial Services — 3.4%
American Express Co.
3.30%, 05/03/27	1,009	1,001,552
4.01%, 02/09/29, (1-day SOFR + 0.58%)(c)	655	650,526
4.05%, 05/03/29	635	632,625
4.05%, 12/03/42(a)	324	269,645
4.35%, 07/20/29, (1-day SOFR + 0.81%)(c)	700	698,622
4.42%, 08/03/33, (1-day SOFR + 1.76%)(c)	600	585,210
4.44%, 05/03/30(c)	575	574,153
4.46%, 02/10/32, (1-day SOFR + 0.87%)(c)	505	499,605
4.73%, 04/25/29, (1-day SOFR + 1.26%)(c)	615	618,335
4.80%, 10/24/36, (1-day SOFR + 1.24%)(c)	895	866,167
4.92%, 07/20/33, (1-day SOFR + 1.22%)(c)	605	606,437
5.02%, 04/25/31, (1-day SOFR + 1.44%)(c)	485	492,090
5.04%, 07/26/28, (1-day SOFR + 0.93%)(c)	550	554,504
5.04%, 05/01/34, (1-day SOFR + 1.84%)(c)	545	547,033
5.09%, 01/30/31, (1-day SOFR Index + 1.02%)(c)	650	661,362
5.28%, 07/27/29, (1-day SOFR Index + 1.28%)(c)	690	702,523
5.28%, 07/26/35, (1-day SOFR + 1.42%)(a)(c)	645	652,768
5.44%, 01/30/36, (1-day SOFR Index + 1.32%)(c)	500	509,822
5.53%, 04/25/30, (1-day SOFR Index + 1.09%)(c)	570	586,247
5.67%, 04/25/36, (1-day SOFR + 1.79%)(c)	720	746,996
5.85%, 11/05/27	645	659,679
6.49%, 10/30/31, (1-day SOFR + 1.94%)(c)	450	482,955
47
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Aaa - A Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
Ameriprise Financial, Inc.
4.50%, 05/13/32	$180	$179,040
5.15%, 05/15/33	365	372,179
5.20%, 04/15/35	350	351,263
5.70%, 12/15/28	185	191,135
Apollo Global Management, Inc.
5.15%, 08/12/35	380	369,548
5.70%, 03/30/36	300	300,989
5.80%, 05/21/54(a)	390	368,724
6.38%, 11/15/33	295	315,251
Brookfield Asset Management Ltd.
4.65%, 11/15/30	245	242,848
4.83%, 04/15/31	360	357,309
5.30%, 01/15/36	225	219,513
5.80%, 04/24/35	210	214,050
6.08%, 09/15/55	390	385,382
Brookfield Capital Finance LLC, 6.09%, 06/14/33	170	178,428
Brookfield Finance I U.K. PLC/Brookfield Finance, Inc., 2.34%, 01/30/32	320	277,048
Brookfield Finance LLC/Brookfield Finance, Inc., 3.45%, 04/15/50	274	180,901
Brookfield Finance, Inc.
2.72%, 04/15/31(a)	395	358,841
3.50%, 03/30/51	353	236,375
3.90%, 01/25/28	576	569,473
4.35%, 04/15/30	231	227,115
4.70%, 09/20/47	277	231,476
4.85%, 03/29/29	410	411,548
5.33%, 01/15/36	350	343,606
5.97%, 03/04/54(a)	405	394,851
6.35%, 01/05/34	360	382,385
Cboe Global Markets, Inc., 1.63%, 12/15/30	405	356,665
Charles Schwab Corp.(The)
1.65%, 03/11/31(a)	104	91,011
1.95%, 12/01/31(a)	555	484,783
2.00%, 03/20/28	611	586,337
2.30%, 05/13/31(a)	255	229,602
2.90%, 03/03/32	625	567,229
3.20%, 01/25/28	435	428,119
3.25%, 05/22/29	121	117,569
4.00%, 02/01/29	197	195,740
4.34%, 11/14/31, (1-day SOFR + 0.94%)(c)	405	399,580
4.63%, 03/22/30	221	223,424
4.91%, 11/14/36, (1-day SOFR + 1.23%)(c)	410	399,672
5.64%, 05/19/29, (1-day SOFR + 2.21%)(c)	390	400,181
5.85%, 05/19/34, (1-day SOFR + 2.50%)(a)(c)	690	723,354
6.14%, 08/24/34, (1-day SOFR + 2.01%)(c)	493	525,857
6.20%, 11/17/29, (1-day SOFR + 1.88%)(c)	465	484,761
CME Group, Inc.
2.65%, 03/15/32	440	399,835
3.75%, 06/15/28	172	170,503
4.15%, 06/15/48(a)	375	310,913
4.40%, 03/15/30	405	406,395
5.30%, 09/15/43	412	406,009
Franklin Resources, Inc., 1.60%, 10/30/30	540	476,733
Intercontinental Exchange, Inc.
1.85%, 09/15/32(a)	890	752,272
2.10%, 06/15/30	635	578,332
2.65%, 09/15/40(a)	550	401,204
3.00%, 06/15/50	715	463,169
3.00%, 09/15/60	585	341,671
Security	Par (000)	Value
Diversified Financial Services (continued)
3.10%, 09/15/27	$170	$167,367
3.63%, 09/01/28	335	329,993
3.75%, 09/21/28	205	202,299
3.95%, 12/01/28	125	123,949
4.00%, 09/15/27	1,030	1,026,532
4.20%, 03/15/31	120	118,453
4.25%, 09/21/48	450	363,767
4.35%, 06/15/29	420	419,190
4.60%, 03/15/33	850	841,979
4.95%, 06/15/52(a)	619	554,707
5.20%, 06/15/62	560	500,560
5.25%, 06/15/31	460	474,103
Legg Mason, Inc., 5.63%, 01/15/44(a)	343	334,308
Mastercard, Inc.
1.90%, 03/15/31(a)	250	222,851
2.00%, 11/18/31	440	390,501
2.95%, 06/01/29(a)	466	449,496
2.95%, 03/15/51	268	172,497
3.35%, 03/26/30	607	586,925
3.50%, 02/26/28(a)	230	227,761
3.65%, 06/01/49	440	326,230
3.80%, 11/21/46	201	155,880
3.85%, 03/26/50	621	476,033
3.95%, 02/26/48	180	142,112
4.10%, 01/15/28(a)	320	320,228
4.35%, 01/15/32	370	367,380
4.55%, 01/15/35	455	446,157
4.85%, 03/09/33	255	258,277
4.88%, 03/09/28	300	304,121
4.88%, 05/09/34	445	448,367
4.95%, 03/15/32(a)	125	128,341
ORIX Corp.
2.25%, 03/09/31	220	195,935
4.00%, 04/13/32	440	420,725
4.45%, 09/09/30	195	193,380
4.65%, 09/10/29(a)	155	155,964
5.00%, 09/13/27	165	166,188
5.20%, 09/13/32(a)	185	188,207
5.40%, 02/25/35	275	277,710
Raymond James Financial, Inc.
3.75%, 04/01/51	380	273,885
4.65%, 04/01/30	425	427,764
4.90%, 09/11/35	260	253,560
4.95%, 07/15/46	380	338,310
5.65%, 09/11/55(a)	310	296,282
TPG Operating Group II LP
4.88%, 05/15/31	115	113,489
5.38%, 01/15/36	275	268,448
5.88%, 03/05/34	300	305,592
UBS Americas, Inc., 7.13%, 07/15/32(a)	456	508,754
Visa, Inc.
0.75%, 08/15/27	192	184,165
1.10%, 02/15/31	395	342,606
2.00%, 08/15/50(a)	908	480,649
2.05%, 04/15/30(a)	738	679,506
2.70%, 04/15/40	416	315,239
2.75%, 09/15/27	332	326,356
3.65%, 09/15/47(a)	263	200,599
3.80%, 02/12/29	340	337,474
4.10%, 02/12/31(a)	310	308,797
4.15%, 12/14/35(a)	697	666,811
Schedule of Investments
48

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Aaa - A Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
4.30%, 12/14/45	$1,351	$1,149,953
4.40%, 02/12/33	225	222,766
4.70%, 02/12/36	220	217,779
		52,876,311
Electric — 6.8%
AEP Transmission Co. LLC
3.75%, 12/01/47	265	196,230
4.50%, 06/15/52	180	147,722
5.40%, 03/15/53(a)	320	300,878
Series M, 3.65%, 04/01/50	300	216,854
Alabama Power Co.
3.00%, 03/15/52	330	207,498
3.05%, 03/15/32(a)	225	207,104
3.13%, 07/15/51	230	148,833
3.45%, 10/01/49	275	191,556
3.75%, 09/01/27	240	238,648
3.75%, 03/01/45	268	205,860
5.10%, 04/02/35	100	100,906
6.00%, 03/01/39	177	186,966
Series 20-A, 1.45%, 09/15/30	285	251,367
Series A, 4.30%, 07/15/48	272	219,891
Series B, 3.70%, 12/01/47	279	206,033
Series C, 4.30%, 03/15/31	215	212,834
Ameren Illinois Co.
3.70%, 12/01/47	191	142,146
3.85%, 09/01/32	195	185,798
4.50%, 03/15/49	225	186,714
4.95%, 06/01/33	230	231,161
5.55%, 07/01/54	230	220,669
5.63%, 03/01/55	290	281,781
Baltimore Gas and Electric Co.
2.25%, 06/15/31	98	87,808
3.50%, 08/15/46	248	178,938
4.55%, 06/01/52	223	184,322
5.40%, 06/01/53(a)	290	272,571
5.45%, 06/01/35	245	250,637
Basin Electric Power Cooperative, 5.85%, 10/15/55(b)	35	34,129
Berkshire Hathaway Energy Co.
1.65%, 05/15/31	165	143,110
2.85%, 05/15/51	260	156,831
3.25%, 04/15/28	104	102,093
3.70%, 07/15/30	480	465,988
3.80%, 07/15/48	410	301,654
4.25%, 10/15/50	395	308,913
4.45%, 01/15/49	427	347,532
4.50%, 02/01/45	377	321,685
4.60%, 05/01/53	315	258,998
5.15%, 11/15/43	300	280,919
5.95%, 05/15/37	225	238,395
6.13%, 04/01/36	526	563,798
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42	205	160,101
3.60%, 03/01/52	170	120,846
4.50%, 04/01/44	299	258,437
4.80%, 03/15/30	230	232,713
4.95%, 04/01/33	250	251,089
5.05%, 03/01/35	180	180,117
5.20%, 10/01/28	285	290,504
Series AF, 3.35%, 04/01/51	263	179,230
Series ai., 4.45%, 10/01/32	165	162,591
Security	Par (000)	Value
Electric (continued)
Series AQ, 4.95%, 08/15/35	$285	$282,158
Series AR, 4.85%, 04/01/36	120	117,564
Commonwealth Edison Co.
3.00%, 03/01/50	300	190,961
3.65%, 06/15/46	352	262,612
3.70%, 08/15/28	158	156,163
4.00%, 03/01/48	255	197,899
5.30%, 02/01/53	210	194,950
5.90%, 03/15/36(a)	330	348,830
5.95%, 06/01/55	330	333,531
Series 123, 3.75%, 08/15/47	281	209,312
Series 130, 3.13%, 03/15/51	326	210,678
Connecticut Light and Power Co.(The)
4.00%, 04/01/48	480	375,150
5.25%, 01/15/53	210	194,548
Consolidated Edison Co. of New York, Inc.
2.40%, 06/15/31	250	225,932
3.20%, 12/01/51	355	231,188
3.60%, 06/15/61	400	267,257
3.70%, 11/15/59	310	211,745
3.85%, 06/15/46(a)	280	215,140
3.95%, 03/01/43	337	271,784
4.45%, 03/15/44	398	339,377
4.50%, 12/01/45	293	246,775
4.50%, 05/15/58	350	278,068
4.63%, 12/01/54	393	323,705
5.20%, 03/01/33	215	220,305
5.50%, 03/15/34	195	202,606
5.50%, 03/15/55	50	47,374
5.70%, 05/15/54	425	415,406
5.75%, 11/15/55	400	391,872
5.90%, 11/15/53	395	395,398
6.15%, 11/15/52	315	327,546
Series 07-A, 6.30%, 08/15/37	172	186,451
Series 08-B, 6.75%, 04/01/38(a)	196	221,236
Series 09-C, 5.50%, 12/01/39	196	197,112
Series 2017, 3.88%, 06/15/47	265	202,035
Series 20A, 3.35%, 04/01/30	168	161,287
Series 20B, 3.95%, 04/01/50	309	237,990
Series A, 4.13%, 05/15/49	368	288,031
Series C, 3.00%, 12/01/60	270	156,906
Series C, 4.30%, 12/01/56(a)	245	189,578
Series D, 4.00%, 12/01/28	310	307,762
Series E, 4.65%, 12/01/48	252	213,443
Consumers Energy Co.
2.50%, 05/01/60	10	5,352
3.10%, 08/15/50	275	179,632
3.50%, 08/01/51	267	188,984
4.05%, 05/15/48(a)	275	215,099
4.35%, 04/15/49	308	251,001
4.50%, 01/15/31	255	254,496
4.60%, 05/30/29	315	316,975
4.63%, 05/15/33	285	281,798
4.70%, 01/15/30	270	272,108
4.90%, 02/15/29	225	228,154
5.05%, 05/15/35	280	280,894
5.13%, 05/01/36	175	174,977
Dominion Energy South Carolina, Inc.
5.10%, 06/01/65	264	231,144
6.05%, 01/15/38	215	227,545
6.25%, 10/15/53	225	236,193
49
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Aaa - A Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
DTE Electric Co.
2.25%, 03/01/30	$188	$173,946
2.95%, 03/01/50(a)	262	168,075
3.70%, 03/15/45	226	171,953
3.95%, 03/01/49	435	333,497
5.20%, 04/01/33	235	241,024
5.20%, 03/01/34	225	229,898
5.25%, 05/15/35	360	364,796
5.40%, 04/01/53(a)	265	250,401
5.85%, 05/15/55	245	245,047
Series A, 1.90%, 04/01/28	408	391,343
Series A, 3.00%, 03/01/32	210	193,595
Series A, 4.05%, 05/15/48	90	70,153
Series A, 4.85%, 03/01/36	225	219,884
Series B, 5.55%, 03/01/56	255	244,455
Series C, 2.63%, 03/01/31	209	192,195
Duke Energy Carolinas LLC
2.45%, 02/01/30	254	236,707
2.55%, 04/15/31	229	209,205
2.85%, 03/15/32	200	181,985
3.20%, 08/15/49	380	253,360
3.55%, 03/15/52	95	66,607
3.70%, 12/01/47	295	218,114
3.75%, 06/01/45	257	196,390
3.88%, 03/15/46	215	165,655
3.95%, 11/15/28	385	381,810
3.95%, 03/15/48	212	162,628
4.00%, 09/30/42	320	262,491
4.25%, 12/15/41	281	242,412
4.85%, 01/15/34(a)	220	219,540
4.95%, 01/15/33(a)	305	308,856
5.25%, 03/15/35	300	304,659
5.30%, 02/15/40	381	377,206
5.35%, 01/15/53	320	298,899
5.40%, 01/15/54	432	406,740
6.00%, 01/15/38	262	277,232
6.05%, 04/15/38	205	217,837
Duke Energy Florida LLC
1.75%, 06/15/30	215	192,993
2.40%, 12/15/31	310	276,612
2.50%, 12/01/29(a)	390	366,007
3.00%, 12/15/51(a)	305	191,353
3.40%, 10/01/46	290	207,020
3.80%, 07/15/28	185	183,281
4.20%, 12/01/30(a)	40	39,520
4.85%, 12/01/35	270	264,752
5.88%, 11/15/33	225	238,428
5.95%, 11/15/52	130	131,123
6.20%, 11/15/53	270	282,173
6.35%, 09/15/37	200	216,902
6.40%, 06/15/38	305	333,246
Duke Energy Indiana LLC
2.75%, 04/01/50	160	96,755
3.75%, 05/15/46	250	189,018
5.40%, 04/01/53	250	232,273
6.35%, 08/15/38	246	267,644
Series DDDD, 4.95%, 03/15/36	210	206,356
Series YYY, 3.25%, 10/01/49	230	154,655
Duke Energy Progress LLC
2.00%, 08/15/31	300	264,714
2.50%, 08/15/50	328	186,931
Security	Par (000)	Value
Electric (continued)
3.40%, 04/01/32	$120	$112,274
3.45%, 03/15/29	415	405,718
3.60%, 09/15/47	245	177,695
3.70%, 09/01/28(a)	154	152,312
4.10%, 05/15/42	250	208,108
4.10%, 03/15/43	251	206,728
4.15%, 12/01/44	270	218,885
4.20%, 08/15/45	340	276,000
5.05%, 03/15/35	235	235,700
5.10%, 03/15/34	345	350,176
5.25%, 03/15/33(a)	185	189,816
5.35%, 03/15/53	225	209,122
5.55%, 03/15/55	330	316,019
Entergy Arkansas LLC
2.65%, 06/15/51	372	215,414
4.20%, 04/01/49	250	196,000
4.95%, 01/15/36	170	167,094
5.45%, 06/01/34	230	236,711
5.75%, 01/15/56	200	195,068
Entergy Louisiana LLC
2.35%, 06/15/32	165	144,757
2.90%, 03/15/51	190	117,268
3.10%, 06/15/41	170	127,537
4.00%, 03/15/33	322	306,760
4.20%, 09/01/48	403	318,636
4.20%, 04/01/50	273	212,619
4.75%, 09/15/52(a)	230	194,361
4.90%, 04/15/36	240	233,988
5.15%, 09/15/34(a)	375	378,577
5.35%, 03/15/34	270	277,156
5.65%, 04/15/56(a)	280	268,686
5.70%, 03/15/54	300	291,081
5.80%, 03/15/55	335	328,725
Entergy Mississippi LLC
5.05%, 04/15/36	70	68,837
5.80%, 04/15/55	265	259,677
Entergy Texas, Inc.
1.75%, 03/15/31	240	210,305
5.25%, 04/15/35	245	247,318
Evergy Kansas Central, Inc.
3.45%, 04/15/50	265	183,651
4.13%, 03/01/42	251	208,785
5.25%, 03/15/35	100	100,695
Florida Power & Light Co.
2.45%, 02/03/32	615	551,741
2.88%, 12/04/51	449	279,144
3.15%, 10/01/49	424	283,562
3.70%, 12/01/47	405	302,447
3.95%, 03/01/48	433	337,637
3.99%, 03/01/49	125	96,849
4.05%, 06/01/42	283	238,094
4.05%, 10/01/44	220	179,019
4.13%, 02/01/42(a)	317	270,055
4.13%, 06/01/48	227	180,849
4.40%, 05/15/28	310	311,329
4.63%, 05/15/30	240	241,990
4.70%, 02/15/36	320	311,407
4.80%, 05/15/33	245	245,440
5.05%, 04/01/28	280	284,520
5.10%, 04/01/33	390	397,856
5.15%, 06/15/29	415	425,290
Schedule of Investments
50

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Aaa - A Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
5.30%, 06/15/34	$255	$262,069
5.30%, 04/01/53(a)	360	336,683
5.60%, 06/15/54	400	390,146
5.60%, 02/15/66	335	319,900
5.69%, 03/01/40	180	185,713
5.70%, 03/15/55	435	430,242
5.80%, 03/15/65	355	350,475
5.95%, 02/01/38	255	272,500
5.96%, 04/01/39	235	249,620
Georgia Power Co.
4.00%, 10/01/28	340	337,914
4.30%, 03/15/42	370	319,279
4.55%, 03/15/30	100	100,329
4.65%, 05/16/28	375	377,724
4.70%, 05/15/32	290	290,921
4.85%, 03/15/31	480	486,061
4.95%, 05/17/33	460	463,369
5.13%, 05/15/52(a)	370	337,422
5.20%, 03/15/35	260	263,544
5.25%, 03/15/34	415	422,854
5.50%, 10/01/55(a)	230	220,113
Series 10-C, 4.75%, 09/01/40	240	224,484
Series A, 3.25%, 03/15/51	355	238,003
Series B, 2.65%, 09/15/29	230	217,841
Series B, 3.70%, 01/30/50	210	153,096
Indiana Michigan Power Co.
5.60%, 03/15/56	320	307,904
5.63%, 04/01/53	230	222,161
Jersey Central Power & Light Co.
4.40%, 01/15/31(b)	280	276,384
5.10%, 01/15/35	345	343,898
5.15%, 01/15/36(b)	250	248,559
John Sevier Combined Cycle Generation LLC, 4.63%, 01/15/42	155	149,505
Johnsonville Aeroderivative Combustion Turbine Generation LLC, 5.08%, 10/01/54	290	272,053
Kentucky Utilities Co.
3.30%, 06/01/50	370	248,472
4.38%, 10/01/45	287	237,249
5.13%, 11/01/40	319	306,578
5.85%, 08/15/55	230	228,223
Louisville Gas and Electric Co., 5.85%, 08/15/55	125	123,683
MidAmerican Energy Co.
2.70%, 08/01/52	75	45,160
3.15%, 04/15/50	510	339,063
3.65%, 04/15/29	363	356,462
3.65%, 08/01/48	373	273,730
4.25%, 07/15/49	437	350,260
5.30%, 02/01/55	360	333,310
5.85%, 09/15/54(a)	345	345,139
National Rural Utilities Cooperative Finance Corp.
2.40%, 03/15/30	188	174,155
2.75%, 04/15/32	225	202,729
3.40%, 02/07/28	346	341,012
3.95%, 12/10/27	130	129,342
4.02%, 11/01/32	168	161,513
4.12%, 09/16/27	240	239,405
4.30%, 03/15/49	297	242,344
4.75%, 02/07/28	115	115,827
4.80%, 03/15/28	425	428,230
4.85%, 02/07/29	250	252,880
Security	Par (000)	Value
Electric (continued)
4.95%, 02/07/30(a)	$90	$91,496
5.15%, 06/15/29(a)	340	347,677
5.80%, 01/15/33	255	269,067
Series D, 4.05%, 02/09/29	335	332,549
Series D, 4.15%, 08/25/28	220	219,028
Nevada Power Co.
6.00%, 03/15/54	210	210,079
Series CC, 3.70%, 05/01/29	135	132,267
Northern States Power Co./MN
2.60%, 06/01/51	351	210,438
2.90%, 03/01/50(a)	273	175,947
3.40%, 08/15/42	184	141,090
3.60%, 09/15/47	243	179,352
4.50%, 06/01/52(a)	320	265,326
4.85%, 05/15/36	430	423,117
5.05%, 05/15/35(a)	300	301,734
5.10%, 05/15/53	325	293,776
5.40%, 03/15/54(a)	360	340,760
5.55%, 05/15/56	275	264,778
5.65%, 05/15/55	130	126,982
Northern States Power Co./WI, 5.65%, 06/15/54	15	14,649
NSTAR Electric Co.
3.20%, 05/15/27	320	316,901
5.20%, 03/01/35	195	196,213
5.40%, 06/01/34	355	363,202
Oklahoma Gas and Electric Co., 5.60%, 04/01/53	310	296,886
Oncor Electric Delivery Co. LLC
2.75%, 05/15/30	234	219,183
3.10%, 09/15/49	239	154,874
3.70%, 11/15/28	55	54,191
3.75%, 04/01/45	228	174,631
4.30%, 05/15/28(a)	345	345,016
4.50%, 03/15/31(b)	390	387,396
4.55%, 09/15/32	230	227,279
4.65%, 11/01/29	175	176,365
4.95%, 09/15/52	421	367,994
5.35%, 04/01/35	280	285,295
5.55%, 06/15/54	360	341,371
5.65%, 11/15/33	225	235,435
5.80%, 04/01/55	315	310,008
5.90%, 03/15/56(b)	380	376,810
PECO Energy Co.
3.90%, 03/01/48	312	237,904
4.88%, 09/15/35	315	311,962
4.90%, 06/15/33	243	244,807
5.25%, 09/15/54	180	165,315
5.65%, 09/15/55	255	249,380
Potomac Electric Power Co.
4.15%, 03/15/43	290	239,295
6.50%, 11/15/37	220	241,730
PPL Electric Utilities Corp.
4.85%, 02/15/34	235	234,610
5.00%, 05/15/33	265	267,422
5.25%, 05/15/53	410	379,464
5.55%, 08/15/55	320	309,219
Public Service Co. of Colorado
1.88%, 06/15/31	295	257,773
3.60%, 09/15/42	259	198,848
4.15%, 03/13/29	180	179,033
5.05%, 06/15/36	90	88,384
5.15%, 09/15/35	350	348,142
51
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Aaa - A Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
5.25%, 04/01/53	$270	$244,403
5.35%, 05/15/34	235	238,978
5.75%, 05/15/54	335	325,584
5.85%, 05/15/55	355	351,032
Series 34, 3.20%, 03/01/50(a)	465	306,337
Public Service Co. of New Hampshire, 5.35%, 10/01/33	195	200,709
Public Service Electric and Gas Co.
3.10%, 03/15/32	270	248,354
3.80%, 03/01/46	228	175,072
4.65%, 03/15/33	335	332,646
4.85%, 08/01/34	230	228,647
5.20%, 08/01/33	200	204,624
5.30%, 08/01/54	325	302,791
5.45%, 03/01/54	325	309,200
Series Q, 5.50%, 03/01/55	205	197,307
Series R, 4.20%, 01/01/31	185	182,802
Series R, 5.63%, 01/01/56(a)	235	230,423
Puget Sound Energy, Inc.
4.22%, 06/15/48	130	103,897
5.60%, 09/15/55	345	332,471
San Diego Gas & Electric Co.
3.70%, 03/15/52	280	198,249
4.50%, 08/15/40	200	180,091
4.95%, 08/15/28(a)	55	55,729
5.35%, 04/01/53	335	309,599
5.40%, 04/15/35	395	401,621
5.55%, 04/15/54	215	203,628
Series DDDD, 5.20%, 03/15/36	190	189,444
Series VVV, 1.70%, 10/01/30	331	293,561
Series WWW, 2.95%, 08/15/51	460	287,702
Series XXX, 3.00%, 03/15/32	210	191,388
Southern California Edison Co.
2.25%, 06/01/30	255	230,976
2.75%, 02/01/32	170	151,442
2.85%, 08/01/29	322	303,917
3.45%, 02/01/52	340	220,763
3.65%, 02/01/50	582	398,120
4.00%, 04/01/47	604	445,418
4.50%, 09/01/40(a)	175	150,406
4.65%, 10/01/43	384	320,564
4.80%, 03/15/33	185	181,079
5.15%, 06/01/29	445	450,275
5.20%, 06/01/34(a)	490	484,848
5.25%, 03/15/30	375	380,531
5.30%, 03/01/28	255	258,055
5.45%, 06/01/31(a)	175	178,993
5.45%, 03/01/35	550	549,527
5.50%, 03/15/40(a)	209	201,097
5.65%, 10/01/28	190	194,166
5.85%, 11/01/27	240	244,377
5.88%, 12/01/53(a)	310	291,319
5.90%, 03/01/55	245	230,645
5.95%, 11/01/32	325	339,597
6.00%, 01/15/34	205	212,807
6.05%, 03/15/39	161	163,381
6.20%, 09/15/55(a)	235	230,330
Series 08-A, 5.95%, 02/01/38	270	272,826
Series 20A, 2.95%, 02/01/51	380	226,705
Series A, 4.20%, 03/01/29	309	304,429
Series B, 4.88%, 03/01/49	290	240,325
Security	Par (000)	Value
Electric (continued)
Series C, 4.13%, 03/01/48	$357	$266,142
Series D, 4.70%, 06/01/27(a)	325	325,949
Southwestern Public Service Co.
5.30%, 05/15/35	215	215,922
6.00%, 06/01/54	280	280,534
Series 8, 3.15%, 05/01/50	310	199,637
Tampa Electric Co.
4.90%, 03/01/29	245	248,189
5.15%, 03/01/35	220	220,675
Union Electric Co.
2.15%, 03/15/32	220	192,869
2.63%, 03/15/51	370	216,811
3.90%, 04/01/52	310	231,280
5.20%, 04/01/34	45	45,702
5.25%, 04/15/35	180	182,893
5.45%, 03/15/53(a)	235	221,955
Virginia Electric and Power Co.
2.30%, 11/15/31	158	140,301
2.40%, 03/30/32	290	256,388
2.45%, 12/15/50	493	275,527
2.95%, 11/15/51	455	280,035
3.30%, 12/01/49	292	194,041
4.00%, 01/15/43	155	124,958
4.45%, 02/15/44	256	216,854
4.60%, 12/01/48	314	260,404
4.95%, 03/15/36	475	463,118
5.00%, 04/01/33(a)	230	232,002
5.00%, 01/15/34	360	359,575
5.05%, 08/15/34	260	260,150
5.15%, 03/15/35	235	235,071
5.35%, 01/15/54	225	207,247
5.45%, 04/01/53	345	322,513
5.55%, 08/15/54	270	255,095
5.65%, 03/15/55	295	282,457
5.70%, 08/15/53(a)	275	266,236
5.70%, 03/15/56	270	259,814
8.88%, 11/15/38	281	366,648
Series A, 2.88%, 07/15/29	155	148,199
Series A, 3.80%, 04/01/28	230	227,920
Series A, 6.00%, 05/15/37	267	281,838
Series B, 3.75%, 05/15/27	245	244,115
Series B, 3.80%, 09/15/47	255	190,551
Series B, 6.00%, 01/15/36	400	421,486
Series C, 4.00%, 11/15/46	215	165,022
Series C, 4.63%, 05/15/52(a)	123	101,490
Series C, 4.90%, 09/15/35	390	381,692
Series D, 4.65%, 08/15/43	255	221,820
Series D, 5.60%, 09/15/55	315	299,535
Wisconsin Electric Power Co.
4.15%, 10/15/30	220	216,993
4.75%, 09/30/32(a)	205	207,050
		104,265,146
Electrical Components & Equipment — 0.1%
ABB Finance USA, Inc., 4.38%, 05/08/42	260	228,667
Emerson Electric Co.
1.80%, 10/15/27	122	118,162
1.95%, 10/15/30	270	243,789
2.00%, 12/21/28	495	468,487
2.20%, 12/21/31(a)	610	541,931
2.75%, 10/15/50	227	139,967
2.80%, 12/21/51	393	241,562
Schedule of Investments
52

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Aaa - A Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electrical Components & Equipment (continued)
5.00%, 03/15/35(a)	$190	$191,013
		2,173,578
Electronics — 0.5%
Amphenol Corp.
2.20%, 09/15/31	415	367,323
2.80%, 02/15/30	235	221,519
3.80%, 11/15/27	235	233,579
3.90%, 11/15/28	215	213,123
4.13%, 11/15/30	435	428,477
4.35%, 06/01/29	155	155,483
4.38%, 06/12/28	405	405,793
4.40%, 02/15/33	490	478,967
4.63%, 02/15/36	740	715,092
5.00%, 01/15/35(a)	390	389,656
5.25%, 04/05/34	285	291,347
5.30%, 11/15/55(a)	740	692,242
5.38%, 11/15/54(a)	205	196,182
Honeywell International, Inc.
1.75%, 09/01/31	855	743,689
1.95%, 06/01/30	491	445,371
2.70%, 08/15/29	365	346,872
2.80%, 06/01/50	429	272,623
4.50%, 01/15/34	505	495,862
5.00%, 03/01/35(a)	100	100,594
Tyco Electronics Group SA
2.50%, 02/04/32	315	280,410
4.50%, 02/09/31	145	144,416
4.88%, 02/09/36	160	157,485
		7,776,105
Environmental Control — 0.7%
Republic Services, Inc.
1.45%, 02/15/31(a)	750	651,093
1.75%, 02/15/32	200	171,454
2.30%, 03/01/30(a)	45	41,560
2.38%, 03/15/33(a)	235	203,348
3.38%, 11/15/27	95	93,929
3.95%, 05/15/28	25	24,864
4.75%, 07/15/30(a)	190	192,094
4.88%, 04/01/29	305	309,483
5.00%, 12/15/33	105	106,631
5.00%, 04/01/34	675	680,537
5.15%, 03/15/35(a)	570	580,033
5.20%, 11/15/34	20	20,394
Waste Connections, Inc.
2.20%, 01/15/32	110	96,554
2.60%, 02/01/30(a)	80	75,287
2.95%, 01/15/52	370	233,370
3.05%, 04/01/50	225	147,709
3.20%, 06/01/32	120	110,777
3.50%, 05/01/29	40	39,233
4.20%, 01/15/33	660	636,195
4.25%, 12/01/28	120	119,953
4.80%, 07/15/36	175	171,274
5.00%, 03/01/34	460	462,155
5.25%, 09/01/35(a)	260	264,442
Waste Management, Inc.
1.15%, 03/15/28	170	160,820
1.50%, 03/15/31	322	280,069
2.50%, 11/15/50	255	151,517
3.15%, 11/15/27	255	251,323
Security	Par (000)	Value
Environmental Control (continued)
4.15%, 04/15/32(a)	$525	$514,573
4.15%, 07/15/49(a)	265	213,722
4.50%, 03/15/28	335	337,255
4.63%, 02/15/30	365	368,005
4.63%, 02/15/33	215	214,755
4.65%, 03/15/30	155	156,267
4.80%, 03/15/32	280	283,148
4.88%, 02/15/29(a)	385	390,919
4.88%, 02/15/34(a)	570	575,112
4.95%, 07/03/27	370	373,367
4.95%, 07/03/31	410	418,544
4.95%, 03/15/35	665	665,230
5.35%, 10/15/54(a)	405	385,487
		11,172,482
Food — 0.2%
Hershey Co.(The)
4.55%, 02/24/28	205	206,585
4.75%, 02/24/30	295	299,155
4.95%, 02/24/32	295	301,426
5.10%, 02/24/35	210	214,420
Hormel Foods Corp.
1.70%, 06/03/28	490	465,130
1.80%, 06/11/30	501	451,137
3.05%, 06/03/51(a)	260	165,464
Kellanova
2.10%, 06/01/30	180	163,983
4.30%, 05/15/28(a)	30	30,021
4.50%, 04/01/46	25	21,283
Series B, 7.45%, 04/01/31	90	101,239
		2,419,843
Forest Products & Paper — 0.0%
Georgia-Pacific LLC, 7.75%, 11/15/29	336	373,006
Gas — 0.4%
Atmos Energy Corp.
1.50%, 01/15/31	197	172,056
2.63%, 09/15/29	145	137,267
2.85%, 02/15/52	280	171,600
3.00%, 06/15/27	172	169,800
3.38%, 09/15/49	233	161,335
4.13%, 10/15/44	364	301,927
4.15%, 01/15/43	150	125,730
4.30%, 10/01/48	265	215,335
5.00%, 12/15/54(a)	315	280,030
5.20%, 08/15/35(a)	300	305,030
5.45%, 01/15/56	215	204,449
5.75%, 10/15/52(a)	245	243,280
5.90%, 11/15/33	330	351,871
6.20%, 11/15/53	240	253,267
CenterPoint Energy Resources Corp.
1.75%, 10/01/30	395	350,844
4.40%, 07/01/32	270	264,952
5.25%, 03/01/28	425	431,887
ONE Gas, Inc.
4.66%, 02/01/44	235	205,695
5.10%, 04/01/29	240	244,676
Southern California Gas Co.
5.05%, 09/01/34	350	351,608
5.20%, 06/01/33	50	50,916
5.45%, 06/15/35(a)	240	245,796
5.60%, 04/01/54	252	239,623
53
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Aaa - A Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Gas (continued)
5.75%, 06/01/53(a)	$215	$208,552
6.00%, 06/15/55(a)	260	260,651
6.35%, 11/15/52(a)	260	273,838
Series VV, 4.30%, 01/15/49	262	208,119
Series XX, 2.55%, 02/01/30	269	252,108
		6,682,242
Hand & Machine Tools — 0.0%
Snap-on, Inc., 3.10%, 05/01/50	213	141,508
Health Care - Products — 1.5%
Abbott Laboratories
1.15%, 01/30/28(a)	289	274,697
1.40%, 06/30/30	248	220,152
3.70%, 03/09/29	1,030	1,016,044
4.00%, 03/15/31	1,145	1,123,793
4.30%, 03/15/33	1,165	1,136,956
4.65%, 03/15/36	1,375	1,336,589
4.75%, 11/30/36(a)	567	554,745
4.75%, 03/15/38	940	907,197
4.75%, 04/15/43	353	322,210
4.90%, 11/30/46	1,421	1,294,132
5.30%, 05/27/40	357	359,296
5.50%, 03/15/56	1,575	1,522,608
5.60%, 03/15/66	845	814,285
6.00%, 04/01/39	180	193,038
6.15%, 11/30/37	275	299,915
Boston Scientific Corp.
2.65%, 06/01/30	255	237,490
4.70%, 03/01/49(a)	250	218,506
Danaher Corp.
2.60%, 10/01/50	460	273,415
2.80%, 12/10/51	395	242,144
4.38%, 09/15/45	240	204,272
DH Europe Finance II SARL
2.60%, 11/15/29	405	381,035
3.25%, 11/15/39	515	413,660
3.40%, 11/15/49	345	242,105
Medtronic Global Holdings SCA
4.25%, 03/30/28	365	365,030
4.50%, 03/30/33(a)	470	464,466
Medtronic, Inc.
4.38%, 03/15/35	662	638,974
4.63%, 03/15/45(a)	762	676,213
Thermo Fisher Scientific, Inc.
1.75%, 10/15/28	545	513,652
2.00%, 10/15/31	480	423,480
2.60%, 10/01/29	570	538,783
2.80%, 10/15/41	726	527,735
4.10%, 08/15/47	385	312,698
4.20%, 03/01/31	325	320,892
4.22%, 02/12/31(a)	85	84,031
4.47%, 10/07/32	285	281,742
4.55%, 06/15/33	325	320,516
4.79%, 10/07/35	340	334,445
4.80%, 11/21/27(a)	270	272,589
4.89%, 10/07/37	370	363,298
4.90%, 02/12/36	350	346,081
4.95%, 11/21/32	360	365,311
4.98%, 08/10/30(a)	470	479,442
5.00%, 01/31/29(a)	430	437,980
5.09%, 08/10/33	370	376,034
Security	Par (000)	Value
Health Care - Products (continued)
5.20%, 01/31/34	$75	$76,559
5.40%, 08/10/43	270	265,867
5.55%, 02/12/46	150	147,126
		22,521,228
Health Care - Services — 2.5%
Ascension Health
3.95%, 11/15/46	597	472,605
Series 2025, 4.92%, 11/15/35	25	24,719
Series B, 2.53%, 11/15/29	452	424,980
Series B, 3.11%, 11/15/39	360	283,651
Baptist Healthcare System Obligated Group, Series 20B, 3.54%, 08/15/50	40	28,230
BayCare Health System, Inc., Series 2020, 3.83%, 11/15/50	219	164,310
Baylor Scott & White Holdings, Series 2021, 2.84%, 11/15/50	390	243,756
Children's Hospital of Philadelphia (The), Series 2020, 2.70%, 07/01/50	230	141,636
CommonSpirit Health
2.78%, 10/01/30	215	198,395
3.35%, 10/01/29	400	382,967
3.82%, 10/01/49	262	192,012
3.91%, 10/01/50	240	175,959
4.19%, 10/01/49	400	309,398
4.35%, 11/01/42	330	283,184
5.21%, 12/01/31	305	310,626
5.32%, 12/01/34	250	250,804
6.07%, 11/01/27	175	178,835
Cottage Health Obligated Group, Series 2020, 3.30%, 11/01/49	235	160,804
Duke University Health System, Inc., Series 2017, 3.92%, 06/01/47	225	176,904
Hackensack Meridian Health, Inc.
Series 2020, 2.68%, 09/01/41	220	155,658
Series 2020, 2.88%, 09/01/50	240	148,700
Hoag Memorial Hospital Presbyterian, 3.80%, 07/15/52	240	178,835
Johns Hopkins Health System Corp. (The), 3.84%, 05/15/46(a)	286	223,820
Kaiser Foundation Hospitals
3.15%, 05/01/27	312	308,802
4.15%, 05/01/47	502	406,660
4.88%, 04/01/42	260	241,244
Series 2019, 3.27%, 11/01/49	430	294,503
Series 2021, 2.81%, 06/01/41	660	480,230
Series 2021, 3.00%, 06/01/51	565	360,364
Mass General Brigham, Inc., Series 2020, 3.34%, 07/01/60	244	156,830
Mayo Clinic, Series 2021, 3.20%, 11/15/61	235	148,134
Memorial Sloan-Kettering Cancer Center, Series 2015, 4.20%, 07/01/55	155	123,687
Methodist Hospital (The), Series 20A, 2.71%, 12/01/50	250	151,280
New York and Presbyterian Hospital(The)
4.02%, 08/01/45	216	175,939
Series 2019, 3.95%, 08/01/2119	105	71,349
Northwell Healthcare, Inc.
3.98%, 11/01/46(a)	210	162,436
4.26%, 11/01/47	373	300,020
Novant Health, Inc., 3.17%, 11/01/51	251	162,985
Schedule of Investments
54

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Aaa - A Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
Providence St. Joseph Health Obligated Group
5.40%, 10/01/33	$275	$281,261
Series 19A, 2.53%, 10/01/29	316	295,016
Series 21A, 2.70%, 10/01/51	345	199,946
SSM Health Care Corp., Series A, 3.82%, 06/01/27(a)	210	208,831
Stanford Health Care, Series 2018, 3.80%, 11/15/48	260	197,855
Sutter Health
Series 20A, 2.29%, 08/15/30	225	205,369
Series 20A, 3.36%, 08/15/50	89	61,389
Toledo Hospital (The), 5.75%, 11/15/38	176	176,033
UnitedHealth Group, Inc.
3.70%, 05/15/27	145	144,487
2.00%, 05/15/30	555	504,583
2.30%, 05/15/31	687	617,478
2.75%, 05/15/40	502	367,771
2.88%, 08/15/29	495	473,736
2.90%, 05/15/50	525	328,868
2.95%, 10/15/27	446	438,488
3.05%, 05/15/41	570	424,959
3.13%, 05/15/60(a)	510	305,083
3.25%, 05/15/51	837	554,111
3.50%, 08/15/39	565	461,361
3.70%, 08/15/49	417	301,867
3.75%, 10/15/47	374	278,512
3.85%, 06/15/28	344	341,514
3.88%, 12/15/28	269	266,314
3.88%, 08/15/59	450	314,840
3.95%, 10/15/42	408	331,295
4.00%, 05/15/29	255	252,479
4.20%, 05/15/32	690	672,984
4.20%, 01/15/47	342	273,529
4.25%, 01/15/29	580	579,158
4.25%, 03/15/43	395	330,878
4.25%, 04/15/47	418	336,209
4.25%, 06/15/48	700	558,592
4.38%, 03/15/42	315	271,914
4.40%, 06/15/28	180	180,502
4.45%, 12/15/48	573	471,664
4.50%, 04/15/33	650	636,135
4.63%, 07/15/35	467	452,492
4.63%, 11/15/41	344	307,452
4.65%, 01/15/31	430	432,663
4.75%, 07/15/45	675	592,720
4.75%, 05/15/52	770	651,147
4.80%, 01/15/30	425	430,252
4.90%, 04/15/31(a)	490	497,488
4.95%, 01/15/32	605	613,032
4.95%, 05/15/62	95	80,274
5.00%, 04/15/34	660	660,906
5.05%, 04/15/53	645	570,082
5.15%, 07/15/34	845	854,558
5.20%, 04/15/63	650	569,588
5.25%, 02/15/28	550	559,372
5.30%, 02/15/30	485	498,296
5.30%, 06/15/35(a)	555	565,803
5.35%, 02/15/33	840	864,198
5.38%, 04/15/54	830	767,260
5.50%, 07/15/44	745	723,002
5.50%, 04/15/64	500	459,688
Security	Par (000)	Value
Health Care - Services (continued)
5.63%, 07/15/54	$1,215	$1,164,483
5.75%, 07/15/64	865	827,442
5.80%, 03/15/36	295	309,103
5.88%, 02/15/53	745	736,922
5.95%, 06/15/55(a)	235	237,462
6.05%, 02/15/63	535	536,525
6.50%, 06/15/37	307	337,344
6.63%, 11/15/37	254	282,361
6.88%, 02/15/38	405	458,866
UPMC, 5.04%, 05/15/33	245	246,705
		37,587,748
Home Builders — 0.1%
DR Horton, Inc.
1.40%, 10/15/27	180	172,701
4.85%, 10/15/30	160	161,428
5.00%, 10/15/34	330	326,622
5.50%, 10/15/35	305	311,309
NVR, Inc., 3.00%, 05/15/30	300	282,370
		1,254,430
Household Products & Wares — 0.1%
Kimberly-Clark Corp.
1.05%, 09/15/27	270	259,144
2.00%, 11/02/31(a)	360	317,676
2.88%, 02/07/50	221	141,604
3.10%, 03/26/30	295	281,135
3.20%, 04/25/29	355	344,847
3.20%, 07/30/46	234	164,089
3.95%, 11/01/28	315	312,885
6.63%, 08/01/37	396	450,112
		2,271,492
Insurance — 2.4%
Aflac, Inc.
3.60%, 04/01/30	473	458,607
4.75%, 01/15/49	293	250,905
Alleghany Corp.
3.25%, 08/15/51(a)	275	179,647
3.63%, 05/15/30	345	334,627
American International Group, Inc.
3.88%, 01/15/35	240	220,037
4.38%, 06/30/50(a)	605	488,456
4.50%, 07/16/44	80	68,351
4.75%, 04/01/48(a)	25	21,576
4.85%, 05/07/30	90	90,905
5.13%, 03/27/33	20	20,215
5.45%, 05/07/35	145	147,802
Arch Capital Group Ltd., 3.64%, 06/30/50	350	250,310
Arch Capital Group U.S., Inc., 5.14%, 11/01/43	255	235,183
AXA SA, 8.60%, 12/15/30	290	334,006
Berkshire Hathaway Finance Corp.
1.45%, 10/15/30	177	157,705
1.85%, 03/12/30	400	367,439
2.50%, 01/15/51(a)	350	205,627
2.85%, 10/15/50	565	354,845
2.88%, 03/15/32	365	338,344
3.85%, 03/15/52	1,175	886,936
4.20%, 08/15/48	786	641,505
4.25%, 01/15/49	917	749,801
4.30%, 05/15/43(a)	303	265,506
4.40%, 05/15/42	365	326,827
5.75%, 01/15/40	352	376,853
55
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Aaa - A Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
Berkshire Hathaway, Inc., 4.50%, 02/11/43(a)	$307	$277,097
Chubb INA Holdings LLC
1.38%, 09/15/30(a)	430	376,968
2.85%, 12/15/51(a)	235	145,794
3.05%, 12/15/61	285	170,418
4.35%, 11/03/45	685	582,128
4.65%, 08/15/29	385	388,780
4.90%, 08/15/35	470	463,306
5.00%, 03/15/34	815	818,932
6.00%, 05/11/37	548	584,319
Series 1, 6.50%, 05/15/38	280	311,145
Globe Life, Inc., 4.55%, 09/15/28	20	19,961
Hartford Insurance Group, Inc.
2.80%, 08/19/29	140	132,675
2.90%, 09/15/51(a)	345	213,763
3.60%, 08/19/49	290	208,317
4.40%, 03/15/48	90	74,247
Loews Corp.
3.20%, 05/15/30	443	421,367
4.13%, 05/15/43	271	222,920
4.94%, 04/01/36	175	170,889
Manulife Financial Corp.
2.48%, 05/19/27	115	113,042
3.70%, 03/16/32	605	575,559
4.99%, 12/11/35	195	191,975
5.38%, 03/04/46	327	313,020
Marsh & McLennan Companies, Inc.
2.25%, 11/15/30(a)	380	344,236
4.20%, 03/01/48	310	247,216
4.35%, 01/30/47	268	219,012
4.38%, 03/15/29	574	574,136
4.55%, 11/08/27	275	276,286
4.65%, 03/15/30	405	407,097
4.75%, 03/15/39	314	294,926
4.85%, 11/15/31	650	655,460
4.90%, 03/15/49	398	348,975
4.95%, 03/15/36	260	256,365
5.00%, 03/15/35	925	919,279
5.15%, 03/15/34	190	191,642
5.35%, 11/15/44	225	213,310
5.40%, 09/15/33(a)	190	196,253
5.40%, 03/15/55(a)	615	572,728
5.45%, 03/15/53	250	234,750
5.45%, 03/15/54	220	206,255
5.70%, 09/15/53	470	458,680
5.75%, 11/01/32	120	125,974
6.25%, 11/01/52	255	266,381
MetLife, Inc.
4.05%, 03/01/45	499	403,230
4.13%, 08/13/42	415	345,404
4.55%, 03/23/30(a)	520	523,721
4.60%, 05/13/46	230	199,915
4.88%, 11/13/43	395	357,682
5.00%, 07/15/52(a)	375	332,537
5.25%, 01/15/54(a)	480	444,503
5.30%, 12/15/34(a)	355	362,206
5.38%, 07/15/33(a)	395	409,029
5.70%, 06/15/35	326	340,415
5.88%, 02/06/41	350	360,656
6.38%, 06/15/34	344	375,444
6.50%, 12/15/32	431	472,942
Security	Par (000)	Value
Insurance (continued)
PartnerRe Finance B LLC, 3.70%, 07/02/29	$325	$315,723
Principal Financial Group, Inc.
2.13%, 06/15/30	306	277,309
3.70%, 05/15/29	115	112,324
6.05%, 10/15/36	345	369,194
Progressive Corp.(The)
3.00%, 03/15/32	245	224,233
3.20%, 03/26/30(a)	434	415,332
3.70%, 03/15/52(a)	250	180,531
3.95%, 03/26/50	253	191,837
4.00%, 03/01/29	210	208,915
4.13%, 04/15/47	328	260,809
4.20%, 03/15/48	265	211,974
4.60%, 03/26/31	90	90,297
4.95%, 06/15/33	420	423,919
5.15%, 03/26/36	270	270,077
Prudential Financial, Inc.
2.10%, 03/10/30(a)	232	214,133
3.00%, 03/10/40	106	80,144
3.70%, 03/13/51(a)	762	545,709
3.91%, 12/07/47	378	284,109
3.94%, 12/07/49	493	368,947
4.35%, 02/25/50	443	355,518
4.60%, 05/15/44(a)	228	196,621
5.20%, 03/14/35(a)	365	366,836
5.70%, 12/14/36	290	301,082
Prudential Funding Asia PLC, 3.13%, 04/14/30	545	520,087
RenaissanceRe Holdings Ltd.
5.75%, 06/05/33	380	390,891
5.80%, 04/01/35	190	194,992
Travelers Companies, Inc.(The)
2.55%, 04/27/50(a)	245	144,297
3.05%, 06/08/51	360	232,460
3.75%, 05/15/46	233	177,836
4.00%, 05/30/47	325	256,056
4.05%, 03/07/48	169	133,608
4.10%, 03/04/49	240	188,727
4.60%, 08/01/43	95	84,076
5.05%, 07/24/35	280	280,065
5.35%, 11/01/40	375	372,575
5.45%, 05/25/53	335	320,959
5.70%, 07/24/55(a)	330	328,340
6.25%, 06/15/37	424	464,171
Travelers Property Casualty Corp., 6.38%, 03/15/33	348	385,262
		37,225,257
Internet — 6.0%
Alibaba Group Holding Ltd.
2.13%, 02/09/31(a)	785	708,615
2.70%, 02/09/41(a)	370	272,082
3.15%, 02/09/51	510	340,487
3.25%, 02/09/61	430	271,654
3.40%, 12/06/27	920	910,186
4.00%, 12/06/37	520	472,159
4.20%, 12/06/47	800	660,560
4.40%, 12/06/57(a)	370	300,555
4.50%, 11/28/34	210	204,948
4.88%, 05/26/30	490	500,307
5.25%, 05/26/35(a)	455	470,160
Alphabet, Inc.
0.80%, 08/15/27	110	105,790
Schedule of Investments
56

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Aaa - A Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Internet (continued)
1.10%, 08/15/30	$1,087	$955,869
1.90%, 08/15/40(a)	535	354,190
2.05%, 08/15/50(a)	1,492	797,991
2.25%, 08/15/60	1,015	505,817
3.70%, 02/15/29	980	969,181
3.88%, 11/15/28	190	189,033
4.00%, 05/15/30(a)	400	396,269
4.10%, 11/15/30	985	975,878
4.10%, 02/15/31	1,485	1,466,935
4.38%, 11/15/32	410	405,428
4.40%, 02/15/33	855	840,886
4.50%, 05/15/35	625	610,958
4.70%, 11/15/35	935	916,460
4.80%, 02/15/36	1,675	1,650,901
5.25%, 05/15/55	745	692,117
5.30%, 05/15/65	735	669,114
5.35%, 11/15/45	870	841,754
5.45%, 11/15/55(a)	2,000	1,911,929
5.50%, 02/15/46	845	830,369
5.65%, 02/15/56	1,320	1,293,738
5.70%, 11/15/75	1,040	996,148
5.75%, 02/15/66	780	759,992
Amazon.com, Inc.
1.20%, 06/03/27	747	725,147
1.50%, 06/03/30	1,246	1,113,259
1.65%, 05/12/28	982	935,513
2.10%, 05/12/31	1,292	1,157,615
2.50%, 06/03/50	1,211	700,814
2.70%, 06/03/60	991	535,162
2.88%, 05/12/41	727	536,323
3.10%, 05/12/51	1,555	1,004,891
3.15%, 08/22/27	512	506,284
3.25%, 05/12/61	705	432,552
3.45%, 04/13/29	485	475,380
3.60%, 04/13/32	1,170	1,114,805
3.85%, 03/13/28	1,155	1,150,382
3.88%, 08/22/37	1,239	1,114,312
3.90%, 11/20/28	1,165	1,157,365
3.95%, 04/13/52(a)	1,130	856,604
4.00%, 03/13/29	1,285	1,275,941
4.05%, 08/22/47	1,457	1,157,071
4.10%, 11/20/30(a)	1,335	1,316,457
4.10%, 04/13/62	645	475,692
4.25%, 03/13/31	1,825	1,806,651
4.25%, 08/22/57(a)	1,017	785,583
4.35%, 03/20/33	980	958,225
4.55%, 12/01/27	1,095	1,103,525
4.55%, 03/13/33	705	695,884
4.65%, 12/01/29	820	830,513
4.65%, 11/20/35	1,380	1,342,859
4.70%, 12/01/32	1,210	1,221,412
4.80%, 12/05/34(a)	354	356,334
4.88%, 03/13/36	1,565	1,541,845
4.95%, 12/05/44(a)	759	705,443
5.45%, 11/20/55	1,130	1,067,038
5.55%, 11/20/65	720	670,335
5.65%, 03/13/46	1,150	1,132,805
5.80%, 03/13/56	2,405	2,366,174
5.95%, 03/13/66	1,350	1,331,710
6.05%, 03/13/76	1,300	1,278,827
Security	Par (000)	Value
Internet (continued)
Baidu, Inc.
2.38%, 08/23/31	$270	$244,254
3.63%, 07/06/27	215	213,280
4.38%, 03/29/28	35	35,000
Booking Holdings, Inc., 3.55%, 03/15/28	185	182,610
Meta Platforms, Inc.
3.50%, 08/15/27	625	620,718
3.85%, 08/15/32	1,510	1,438,513
4.20%, 11/15/30(a)	1,165	1,151,017
4.30%, 08/15/29	830	831,097
4.45%, 08/15/52	1,010	782,944
4.55%, 05/15/31	1,325	1,324,694
4.55%, 08/15/31	795	796,952
4.60%, 05/15/28	645	651,108
4.60%, 11/15/32	1,020	1,007,132
4.65%, 08/15/62	495	374,717
4.75%, 08/15/34(a)	1,025	1,006,984
4.80%, 05/15/30	485	492,194
4.88%, 05/15/33	1,325	1,324,408
4.88%, 11/15/35	2,640	2,574,220
4.95%, 05/15/33	900	902,627
5.25%, 05/15/36	675	673,106
5.40%, 08/15/54	1,455	1,293,148
5.50%, 11/15/45	1,855	1,724,216
5.55%, 08/15/64	1,183	1,043,926
5.60%, 05/15/53	1,040	955,621
5.63%, 11/15/55	2,980	2,730,417
5.75%, 05/15/63	700	642,032
5.75%, 11/15/65(a)	1,855	1,685,252
6.20%, 05/15/46	675	675,816
6.30%, 05/15/56	675	676,040
6.45%, 05/15/66	675	673,552
Netflix, Inc.
4.88%, 04/15/28	120	121,464
4.90%, 08/15/34(a)	60	60,284
5.40%, 08/15/54(a)	485	465,092
5.88%, 11/15/28	430	446,327
6.38%, 05/15/29	430	454,549
Tencent Music Entertainment Group, 2.00%, 09/03/30	240	216,428
		91,676,931
Iron & Steel — 0.1%
Nucor Corp.
2.70%, 06/01/30	290	271,403
3.13%, 04/01/32	170	157,269
3.85%, 04/01/52	325	244,942
3.95%, 05/01/28	365	362,999
4.30%, 05/23/27	465	465,942
4.65%, 06/01/30	235	236,982
5.10%, 06/01/35(a)	145	146,760
6.40%, 12/01/37	125	138,203
		2,024,500
Machinery — 1.3%
Caterpillar Financial Services Corp.
1.10%, 09/14/27(a)	319	306,905
3.60%, 08/12/27(a)	225	223,896
3.70%, 01/10/28(a)	150	149,162
3.75%, 02/23/29	400	395,085
3.95%, 11/14/28	320	318,432
4.15%, 01/08/31(a)	225	222,986
57
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Aaa - A Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Machinery (continued)
4.38%, 08/16/29(a)	$295	$295,821
4.40%, 10/15/27	210	210,899
4.60%, 11/15/27	310	312,373
4.70%, 11/15/29	365	370,144
4.85%, 02/27/29	335	340,415
5.00%, 05/14/27	330	333,543
Series K, 4.10%, 08/15/28	490	489,879
Caterpillar, Inc.
1.90%, 03/12/31	65	58,037
2.60%, 09/19/29	226	214,263
2.60%, 04/09/30	411	386,296
3.25%, 09/19/49	460	321,378
3.25%, 04/09/50	404	280,759
3.80%, 08/15/42	557	461,685
4.30%, 05/15/44	170	146,519
4.75%, 05/15/64(a)	442	382,256
5.20%, 05/15/35(a)	700	718,026
5.20%, 05/27/41	369	366,672
Deere & Co.
2.88%, 09/07/49	170	111,102
3.10%, 04/15/30	253	241,659
3.75%, 04/15/50(a)	359	272,562
3.90%, 06/09/42	421	355,911
5.38%, 10/16/29	276	286,069
5.45%, 01/16/35	580	602,964
5.70%, 01/19/55(a)	340	345,161
Deere Funding Canada Corp., 4.15%, 10/09/30	30	29,600
Eaton Capital ULC, 4.45%, 05/09/30	215	214,807
John Deere Capital Corp.
1.45%, 01/15/31	185	162,163
1.50%, 03/06/28	170	162,211
2.00%, 06/17/31	290	257,962
2.45%, 01/09/30	230	215,793
2.80%, 09/08/27	168	165,315
2.80%, 07/18/29	300	286,956
3.35%, 04/18/29	233	227,279
3.45%, 03/07/29	286	280,484
3.90%, 06/07/32(a)	235	227,256
4.15%, 09/15/27(a)	305	305,421
4.20%, 07/15/27	430	430,992
4.35%, 09/15/32	295	292,418
4.38%, 10/15/30(a)	205	204,665
4.40%, 09/08/31	560	558,644
4.50%, 01/16/29	405	408,185
4.65%, 01/07/28	170	171,582
4.70%, 06/10/30	375	379,534
4.75%, 01/20/28(a)	370	374,246
4.85%, 06/11/29	370	376,219
4.90%, 06/11/27	380	383,631
4.90%, 03/03/28	130	131,801
4.90%, 03/07/31(a)	290	295,793
4.95%, 07/14/28	700	711,709
5.10%, 04/11/34	445	452,958
5.15%, 09/08/33	435	447,600
Series 1, 5.05%, 06/12/34	390	395,153
Series I, 3.90%, 03/09/29(a)	225	223,157
Series I, 4.13%, 01/18/29	275	274,461
Series I, 4.20%, 03/10/31	150	148,437
Series I, 4.25%, 06/05/28	355	356,001
Series I, 4.38%, 04/15/31	255	254,014
Series I, 4.55%, 06/05/30	315	317,050
Security	Par (000)	Value
Machinery (continued)
Rockwell Automation, Inc., 4.20%, 03/01/49	$250	$202,225
		19,846,581
Manufacturing — 0.8%
3M Co.
2.38%, 08/26/29	325	304,718
2.88%, 10/15/27	275	269,781
3.05%, 04/15/30	225	213,008
3.13%, 09/19/46	120	81,040
3.25%, 08/26/49(a)	460	310,022
3.38%, 03/01/29	395	384,122
3.63%, 09/14/28	440	434,416
3.63%, 10/15/47	245	177,488
3.70%, 04/15/50(a)	255	185,134
4.00%, 09/14/48	480	369,743
4.80%, 03/15/30	245	247,461
5.15%, 03/15/35(a)	180	182,078
5.70%, 03/15/37	600	623,048
Eaton Corp.
3.10%, 09/15/27	310	305,873
3.85%, 03/06/28	405	402,243
3.95%, 03/06/29	765	757,197
4.00%, 11/02/32	560	543,120
4.15%, 03/15/33(a)	745	722,319
4.15%, 11/02/42	210	180,211
4.20%, 03/06/31	285	280,991
4.35%, 05/18/28(a)	225	225,492
4.50%, 03/06/33	225	221,757
4.70%, 08/23/52(a)	330	288,210
4.80%, 03/06/36	795	782,823
5.45%, 03/06/56(a)	420	406,060
Illinois Tool Works, Inc.
3.90%, 09/01/42	475	395,037
4.88%, 09/15/41	190	179,390
Parker-Hannifin Corp.
3.25%, 06/14/29	515	497,852
4.00%, 06/14/49(a)	290	227,218
4.10%, 03/01/47	265	212,510
4.20%, 11/21/34	380	362,817
4.25%, 09/15/27	425	425,127
4.45%, 11/21/44	230	198,362
4.50%, 09/15/29	350	351,593
		11,748,261
Media — 2.3%
Comcast Corp.
1.50%, 02/15/31	670	580,656
1.95%, 01/15/31	645	572,015
2.45%, 08/15/52(a)	706	364,932
2.65%, 02/01/30	750	701,637
2.65%, 08/15/62	485	236,756
2.80%, 01/15/51(a)	781	442,436
2.89%, 11/01/51	1,985	1,139,049
2.94%, 11/01/56	2,758	1,518,395
2.99%, 11/01/63	1,817	955,134
3.15%, 02/15/28	80	78,431
3.20%, 07/15/36(a)	353	294,882
3.25%, 11/01/39	435	334,120
3.40%, 04/01/30	754	723,623
3.40%, 07/15/46	542	369,007
3.45%, 02/01/50	658	429,812
3.55%, 05/01/28	55	54,191
Schedule of Investments
58

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Aaa - A Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Media (continued)
3.75%, 04/01/40	$564	$456,251
3.90%, 03/01/38	691	593,182
3.97%, 11/01/47	862	632,325
4.00%, 08/15/47	416	307,003
4.00%, 03/01/48	389	284,493
4.00%, 11/01/49	725	523,487
4.05%, 11/01/52	483	344,029
4.15%, 10/15/28	1,115	1,110,780
4.20%, 08/15/34	338	317,171
4.25%, 10/15/30	579	571,334
4.25%, 01/15/33	600	578,008
4.40%, 08/15/35	393	370,478
4.55%, 01/15/29	25	25,133
4.60%, 10/15/38	501	457,007
4.60%, 08/15/45	387	321,362
4.65%, 02/15/33	735	726,200
4.65%, 07/15/42	324	278,141
4.70%, 10/15/48	833	677,653
4.80%, 05/15/33	530	526,378
4.95%, 05/15/32	160	161,095
4.95%, 10/15/58	403	327,228
5.10%, 06/01/29	125	127,600
5.17%, 01/15/37(b)	836	813,635
5.30%, 06/01/34(a)	620	627,820
5.30%, 05/15/35	340	344,825
5.35%, 05/15/53(a)	700	614,064
5.50%, 11/15/32(a)	360	373,414
5.50%, 05/15/64	485	422,496
5.65%, 06/15/35	351	362,024
5.65%, 06/01/54(a)	500	456,264
6.05%, 05/15/55	335	328,844
6.45%, 03/15/37	335	362,722
6.50%, 11/15/35(a)	235	257,273
7.05%, 03/15/33	315	353,064
NBCUniversal Media LLC, 4.45%, 01/15/43	376	311,301
TWDC Enterprises 18 Corp.
2.95%, 06/15/27	276	272,593
3.00%, 07/30/46	204	138,892
3.70%, 12/01/42	250	197,677
4.13%, 06/01/44	377	310,286
Series B, 7.00%, 03/01/32(a)	290	324,889
Series E, 4.13%, 12/01/41	266	227,931
Walt Disney Co.(The)
2.00%, 09/01/29	813	756,645
2.20%, 01/13/28	305	296,096
2.65%, 01/13/31	830	770,298
2.75%, 09/01/49	957	590,734
3.50%, 05/13/40	1,098	900,764
3.60%, 01/13/51	996	721,158
3.75%, 03/14/29	295	291,064
3.80%, 03/22/30	594	582,301
3.80%, 05/13/60	72	51,264
4.00%, 03/14/31	690	678,442
4.63%, 03/14/36(a)	440	427,775
4.63%, 03/23/40(a)	592	554,324
4.70%, 03/23/50	646	562,590
4.75%, 09/15/44	270	240,410
5.40%, 10/01/43	301	295,015
6.15%, 02/15/41	385	412,489
6.20%, 12/15/34(a)	462	507,520
6.40%, 12/15/35	345	382,242
Security	Par (000)	Value
Media (continued)
6.65%, 11/15/37(a)	$508	$572,254
		35,204,813
Metal Fabricate & Hardware — 0.0%
Precision Castparts Corp., 3.90%, 01/15/43	210	172,311
Mining — 0.8%
BHP Billiton Finance USA Ltd.
4.13%, 02/24/42	555	471,206
4.75%, 02/28/28	590	595,172
4.90%, 02/28/33	245	246,249
5.00%, 02/21/30	515	525,187
5.00%, 02/15/36	125	124,989
5.00%, 09/30/43	931	869,340
5.10%, 09/08/28	390	397,190
5.13%, 02/21/32	325	332,588
5.25%, 09/08/30	420	432,196
5.25%, 09/08/33(a)	705	721,446
5.30%, 02/21/35	435	444,271
5.50%, 09/08/53(a)	375	363,626
5.75%, 09/05/55(a)	405	406,542
Newmont Corp.
2.60%, 07/15/32	45	40,656
4.88%, 03/15/42(a)	130	120,480
Newmont Corp./Newcrest Finance Pty. Ltd., 5.35%, 03/15/34	150	154,780
Rio Tinto Alcan, Inc., 6.13%, 12/15/33	245	263,007
Rio Tinto Finance USA Ltd.
2.75%, 11/02/51	505	305,912
5.20%, 11/02/40	642	628,839
7.13%, 07/15/28	431	456,804
Rio Tinto Finance USA PLC
4.13%, 08/21/42	226	190,800
4.50%, 03/14/28	435	437,155
4.75%, 03/22/42	285	260,192
4.88%, 03/14/30	945	959,180
5.00%, 03/14/32	440	447,771
5.00%, 03/09/33	240	243,137
5.13%, 03/09/53	485	443,920
5.25%, 03/14/35(a)	615	626,408
5.75%, 03/14/55	825	825,607
5.88%, 03/14/65	335	336,880
		12,671,530
Oil & Gas — 3.4%
BP Capital Markets America, Inc.
1.75%, 08/10/30	410	367,504
2.72%, 01/12/32	930	841,865
2.77%, 11/10/50	660	403,025
2.94%, 06/04/51	837	526,393
3.00%, 02/24/50	1,122	722,286
3.00%, 03/17/52	545	343,176
3.06%, 06/17/41	590	444,512
3.38%, 02/08/61	833	534,125
3.63%, 04/06/30	552	537,315
3.94%, 09/21/28	485	481,522
4.23%, 11/06/28	813	812,513
4.70%, 04/10/29	555	561,403
4.81%, 02/13/33	985	987,629
4.87%, 11/25/29	310	314,959
4.89%, 09/11/33	755	758,380
4.97%, 10/17/29(a)	400	408,046
4.99%, 04/10/34	495	498,458
59
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Aaa - A Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
5.02%, 11/17/27	$370	$374,638
5.23%, 11/17/34(a)	690	703,209
BP Capital Markets PLC
3.28%, 09/19/27	459	453,720
3.72%, 11/28/28	344	339,242
Chevron Corp.
2.00%, 05/11/27	288	282,365
2.24%, 05/11/30	924	853,894
3.08%, 05/11/50	462	309,025
Chevron USA, Inc.
1.02%, 08/12/27	233	224,417
2.34%, 08/12/50(a)	227	129,838
3.85%, 01/15/28	185	184,480
3.95%, 08/13/27	155	154,966
4.05%, 08/13/28	370	369,595
4.30%, 10/15/30	575	575,820
4.48%, 02/26/28	405	407,596
4.50%, 10/15/32	695	696,372
4.69%, 04/15/30	485	491,104
4.82%, 04/15/32	390	396,945
4.85%, 10/15/35	430	430,269
4.98%, 04/15/35(a)	415	419,982
ConocoPhillips, 6.50%, 02/01/39	690	764,127
ConocoPhillips Co.
3.76%, 03/15/42	359	290,554
3.80%, 03/15/52	488	356,499
4.03%, 03/15/62	830	596,956
4.30%, 11/15/44(a)	368	309,514
4.70%, 01/15/30	650	656,500
4.85%, 01/15/32	390	396,402
5.00%, 01/15/35(a)	565	567,761
5.05%, 09/15/33	490	498,909
5.30%, 05/15/53	485	447,864
5.50%, 01/15/55(a)	595	565,990
5.55%, 03/15/54	355	340,547
5.65%, 01/15/65	185	176,663
5.70%, 09/15/63	310	298,183
5.90%, 10/15/32(a)	286	307,496
6.95%, 04/15/29	343	368,341
EOG Resources, Inc.
3.90%, 04/01/35	414	381,967
4.38%, 04/15/30	182	181,424
4.40%, 07/15/28	315	315,770
4.40%, 01/15/31	315	312,704
4.95%, 04/15/50(a)	370	327,746
5.00%, 07/15/32	690	699,321
5.35%, 01/15/36	455	461,492
5.65%, 12/01/54(a)	325	315,233
5.95%, 07/15/55	340	343,849
Exxon Mobil Corp.
2.44%, 08/16/29	704	668,826
2.61%, 10/15/30	892	833,780
3.00%, 08/16/39	347	276,173
3.10%, 08/16/49	655	442,678
3.45%, 04/15/51	1,188	845,433
3.48%, 03/19/30	1,116	1,085,506
3.57%, 03/06/45(a)	335	259,223
4.11%, 03/01/46	1,109	917,719
4.23%, 03/19/40	872	788,150
4.33%, 03/19/50	1,169	971,862
Security	Par (000)	Value
Oil & Gas (continued)
Hess Corp.
5.60%, 02/15/41	$670	$681,875
5.80%, 04/01/47(a)	280	282,996
6.00%, 01/15/40	100	105,824
7.13%, 03/15/33	170	193,009
7.30%, 08/15/31	375	422,656
Shell Finance U.S., Inc.
2.38%, 11/07/29	792	743,335
2.75%, 04/06/30	397	374,085
3.00%, 11/26/51(b)	533	340,721
3.13%, 11/07/49(b)	492	325,697
3.25%, 04/06/50(a)	713	486,372
3.75%, 09/12/46	483	369,323
3.88%, 11/13/28(a)(b)	729	723,703
4.00%, 05/10/46	561	446,322
4.13%, 11/06/30	390	385,457
4.13%, 05/11/35	763	723,722
4.38%, 05/11/45	1,077	911,444
4.55%, 08/12/43	393	346,304
4.75%, 01/06/36	340	333,841
5.13%, 10/15/41(b)	30	28,811
5.50%, 03/25/40(b)	498	504,116
6.38%, 12/15/38(b)	910	1,000,201
Shell International Finance BV
2.88%, 11/26/41	250	182,211
3.63%, 08/21/42	273	215,628
4.38%, 05/11/45	310	261,477
6.38%, 12/15/38(a)	35	38,547
TotalEnergies Capital International SA
2.83%, 01/10/30	779	739,197
2.99%, 06/29/41	252	188,727
3.13%, 05/29/50(a)	1,071	710,056
3.39%, 06/29/60	288	185,337
3.46%, 02/19/29	490	481,211
3.46%, 07/12/49(a)	461	326,009
TotalEnergies Capital SA
3.88%, 10/11/28	563	560,596
4.72%, 09/10/34	630	626,226
5.15%, 04/05/34	758	774,308
5.28%, 09/10/54	420	391,612
5.43%, 09/10/64	565	525,786
5.49%, 04/05/54	743	712,786
5.64%, 04/05/64	518	498,170
TotalEnergies Capital USA LLC
4.25%, 01/13/31	200	197,887
4.57%, 01/13/33	160	158,318
		52,215,653
Oil & Gas Services — 0.3%
Baker Hughes Holdings LLC, 5.13%, 09/15/40	609	587,692
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.
3.14%, 11/07/29(a)	298	286,537
3.34%, 12/15/27	487	479,989
4.05%, 03/11/29	280	277,978
4.08%, 12/15/47(a)	563	444,786
4.35%, 06/15/31	700	691,568
4.49%, 05/01/30	278	278,016
4.65%, 06/15/33	450	442,983
5.00%, 06/15/36	750	738,104
Schedule of Investments
60

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Aaa - A Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas Services (continued)
5.85%, 06/15/56	$600	$592,012
		4,819,665
Pharmaceuticals — 7.8%
AbbVie, Inc.
3.20%, 11/21/29	2,370	2,279,470
3.78%, 03/03/28	640	636,019
4.05%, 11/21/39	1,785	1,564,558
4.13%, 03/15/31	360	354,428
4.25%, 11/14/28	585	586,089
4.25%, 11/21/49	2,320	1,873,371
4.30%, 05/14/36	490	462,527
4.40%, 03/15/33	405	397,073
4.40%, 11/06/42	1,165	1,019,250
4.45%, 05/14/46	775	659,176
4.50%, 05/14/35	1,160	1,119,357
4.55%, 03/15/35	575	557,639
4.65%, 03/15/28	405	408,450
4.70%, 05/14/45	1,025	905,368
4.75%, 03/15/36(a)	495	483,981
4.75%, 03/15/45	450	399,672
4.80%, 03/15/29	1,090	1,105,909
4.85%, 06/15/44	415	376,352
4.88%, 03/15/30	520	529,162
4.88%, 11/14/48	805	715,875
4.95%, 03/15/31	715	729,480
5.05%, 03/15/34	1,375	1,392,266
5.20%, 03/15/35	475	482,466
5.35%, 03/15/44(a)	395	382,045
5.40%, 03/15/54(a)	1,365	1,293,903
5.50%, 03/15/64	510	482,787
5.55%, 03/15/56	480	464,565
5.60%, 03/15/55	465	454,477
5.65%, 03/15/66	385	371,791
Astrazeneca Finance LLC
1.75%, 05/28/28	610	581,131
2.25%, 05/28/31	400	360,727
4.00%, 03/02/31	255	250,168
4.30%, 03/02/33	225	219,945
4.60%, 03/02/36	225	219,240
4.85%, 02/26/29	510	518,011
4.88%, 03/03/28	350	354,881
4.88%, 03/03/33	240	243,629
4.90%, 03/03/30	290	295,619
4.90%, 02/26/31	485	494,647
5.00%, 02/26/34	665	673,878
AstraZeneca PLC
1.38%, 08/06/30	650	575,476
2.13%, 08/06/50	285	155,256
3.00%, 05/28/51(a)	325	214,823
3.13%, 06/12/27	350	346,833
4.00%, 01/17/29	420	418,179
4.00%, 09/18/42	305	255,902
4.38%, 11/16/45	405	348,778
4.38%, 08/17/48(a)	350	297,023
6.45%, 09/15/37	1,265	1,408,702
Bristol-Myers Squibb Co.
1.13%, 11/13/27	325	311,001
1.45%, 11/13/30(a)	515	453,273
2.35%, 11/13/40	376	262,673
2.55%, 11/13/50	743	431,045
2.95%, 03/15/32	680	623,544
Security	Par (000)	Value
Pharmaceuticals (continued)
3.25%, 08/01/42(a)	$330	$247,841
3.40%, 07/26/29	743	722,818
3.45%, 11/15/27	168	166,434
3.55%, 03/15/42	630	496,902
3.70%, 03/15/52	750	539,930
3.90%, 03/15/62	480	338,041
4.13%, 06/15/39	790	703,522
4.25%, 10/26/49	1,587	1,270,217
4.35%, 11/15/47	425	349,784
4.55%, 02/20/48	474	399,990
4.63%, 05/15/44	390	342,582
4.90%, 02/22/29	20	20,390
5.00%, 08/15/45	340	311,080
5.10%, 02/22/31	505	518,285
5.20%, 02/22/34(a)	870	890,361
5.50%, 02/22/44	250	246,270
5.55%, 02/22/54	1,230	1,180,320
5.75%, 02/01/31(a)	505	532,270
5.90%, 11/15/33(a)	279	298,593
Eli Lilly & Co.
2.25%, 05/15/50	619	344,924
2.50%, 09/15/60	385	203,601
3.38%, 03/15/29(a)	426	416,919
3.95%, 03/15/49	405	316,657
4.00%, 10/15/28	485	484,036
4.15%, 08/14/27	285	285,501
4.15%, 03/15/59	283	217,503
4.20%, 08/14/29	470	469,446
4.25%, 03/15/31	380	377,784
4.50%, 02/09/29	465	469,102
4.55%, 02/12/28(a)	420	423,030
4.55%, 10/15/32	420	419,637
4.60%, 08/14/34	405	399,328
4.70%, 02/27/33	330	332,186
4.70%, 02/09/34	705	702,229
4.75%, 02/12/30	525	533,582
4.88%, 02/27/53	515	456,756
4.90%, 02/12/32	495	505,216
4.90%, 10/15/35(a)	405	404,338
4.95%, 02/27/63	425	370,028
5.00%, 02/09/54	700	632,265
5.05%, 08/14/54	480	436,840
5.10%, 02/12/35	575	584,918
5.10%, 02/09/64	640	572,100
5.20%, 08/14/64(a)	230	208,552
5.50%, 02/12/55	525	511,196
5.55%, 10/15/55(a)	555	544,007
5.60%, 02/12/65	315	304,703
5.65%, 10/15/65	450	439,428
GlaxoSmithKline Capital PLC, 3.38%, 06/01/29	585	569,861
GlaxoSmithKline Capital, Inc.
3.88%, 05/15/28	1,110	1,103,771
4.20%, 03/18/43	209	179,770
4.50%, 04/15/30(a)	345	347,009
4.88%, 04/15/35	245	243,908
5.38%, 04/15/34	231	239,422
6.38%, 05/15/38	1,364	1,510,512
Johnson & Johnson
0.95%, 09/01/27	735	707,063
1.30%, 09/01/30	815	724,853
2.10%, 09/01/40	270	188,828
61
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Aaa - A Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
2.25%, 09/01/50(a)	$465	$266,567
2.45%, 09/01/60	525	280,702
2.90%, 01/15/28	629	617,852
3.40%, 01/15/38	545	471,555
3.50%, 01/15/48	349	262,936
3.55%, 03/01/36	485	441,361
3.63%, 03/03/37	593	531,293
3.70%, 03/01/46	698	553,663
3.75%, 03/03/47	413	326,491
4.38%, 12/05/33(a)	420	419,466
4.50%, 09/01/40	342	323,848
4.50%, 12/05/43(a)	260	238,733
4.55%, 03/01/28	325	328,271
4.70%, 03/01/30	325	331,878
4.80%, 06/01/29	550	562,419
4.85%, 03/01/32(a)	615	632,710
4.90%, 06/01/31(a)	535	551,386
4.95%, 05/15/33	228	236,416
4.95%, 06/01/34(a)	285	293,845
5.00%, 03/01/35(a)	610	627,332
5.25%, 06/01/54(a)	375	369,542
5.85%, 07/15/38	396	431,540
5.95%, 08/15/37	276	303,064
McKesson Corp.
4.25%, 09/15/29	275	274,066
4.65%, 05/30/30	305	306,982
4.95%, 05/30/32	270	274,009
5.10%, 07/15/33	265	269,947
5.25%, 05/30/35	210	213,870
Mead Johnson Nutrition Co., 4.60%, 06/01/44	245	212,283
Merck & Co., Inc.
1.45%, 06/24/30	700	623,214
1.70%, 06/10/27	745	726,862
1.90%, 12/10/28(a)	520	491,707
2.15%, 12/10/31	970	859,743
2.35%, 06/24/40	501	354,145
2.45%, 06/24/50	455	261,387
2.75%, 12/10/51	691	417,443
2.90%, 12/10/61	640	363,441
3.40%, 03/07/29	573	560,895
3.60%, 09/15/42(a)	324	255,927
3.70%, 02/10/45	915	707,746
3.85%, 09/15/27	270	269,448
3.85%, 03/15/29	450	446,177
3.90%, 03/07/39	475	415,874
4.00%, 03/07/49	656	511,011
4.05%, 05/17/28	300	300,085
4.15%, 09/15/30(a)	610	606,028
4.15%, 03/15/31	300	296,002
4.15%, 05/18/43	613	516,156
4.30%, 05/17/30(a)	260	259,512
4.45%, 12/04/32	275	272,484
4.50%, 05/17/33(a)	835	829,186
4.55%, 09/15/32	425	425,130
4.75%, 12/04/35(a)	360	352,583
4.90%, 05/17/44	195	178,161
4.95%, 09/15/35(a)	575	573,456
5.00%, 05/17/53	600	535,606
5.15%, 05/17/63	470	418,100
5.50%, 03/15/46	320	311,813
5.55%, 12/04/55(a)	680	655,380
Security	Par (000)	Value
Pharmaceuticals (continued)
5.70%, 09/15/55	$525	$515,691
5.70%, 12/04/65(a)	365	352,838
6.50%, 12/01/33	503	557,679
Novartis Capital Corp.
2.20%, 08/14/30	950	869,837
2.75%, 08/14/50	709	443,023
3.10%, 05/17/27	420	416,737
3.70%, 09/21/42	413	335,375
3.80%, 09/18/29	540	532,372
3.90%, 11/05/28	495	492,200
4.00%, 09/18/31	520	511,298
4.00%, 11/20/45	660	540,015
4.10%, 03/16/29	355	353,971
4.10%, 11/05/30	420	414,519
4.20%, 09/18/34	655	631,919
4.30%, 11/05/32(a)	320	315,480
4.40%, 03/18/31	405	404,359
4.40%, 05/06/44	985	860,059
4.60%, 03/18/33	785	780,127
4.60%, 11/05/35	305	297,993
4.70%, 09/18/54	410	355,316
4.90%, 03/18/36	1,120	1,111,686
5.30%, 11/05/55(a)	50	47,551
5.60%, 03/18/46	320	320,288
5.70%, 03/18/56	470	470,202
Pfizer Investment Enterprises Pte. Ltd.
4.45%, 05/19/28	1,870	1,878,536
4.65%, 05/19/30	1,250	1,258,379
4.75%, 05/19/33	1,945	1,935,403
5.11%, 05/19/43	1,245	1,171,423
5.30%, 05/19/53(a)	2,550	2,361,719
5.34%, 05/19/63	1,820	1,647,602
Pfizer, Inc.
1.70%, 05/28/30	555	499,624
1.75%, 08/18/31	410	358,607
2.55%, 05/28/40	359	260,361
2.63%, 04/01/30	580	543,588
2.70%, 05/28/50(a)	488	297,948
3.45%, 03/15/29	726	712,079
3.60%, 09/15/28(a)	410	405,596
3.88%, 11/15/27	220	219,469
3.90%, 03/15/39	313	271,199
4.00%, 12/15/36(a)	595	547,354
4.00%, 03/15/49	469	366,403
4.10%, 09/15/38(a)	357	322,834
4.13%, 12/15/46	599	484,309
4.20%, 11/15/30	400	396,582
4.20%, 09/15/48	490	395,352
4.30%, 06/15/43	419	357,851
4.40%, 05/15/44(a)	544	470,082
4.50%, 11/15/32	450	445,665
4.88%, 11/15/35	540	534,127
5.60%, 11/15/55(a)	290	284,418
5.70%, 11/15/65	95	91,350
7.20%, 03/15/39	1,092	1,272,720
Pharmacia LLC, 6.60%, 12/01/28	309	326,088
Sanofi SA
3.63%, 06/19/28	668	661,371
4.20%, 11/03/32	275	269,771
Wyeth LLC
5.95%, 04/01/37	736	783,497
Schedule of Investments
62

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Aaa - A Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
6.00%, 02/15/36	$236	$251,861
6.50%, 02/01/34	387	427,134
		119,747,895
Pipelines — 0.7%
Enterprise Products Operating LLC
2.80%, 01/31/30	520	491,355
3.13%, 07/31/29	405	390,609
3.20%, 02/15/52	345	225,772
3.30%, 02/15/53	650	430,157
3.70%, 01/31/51	280	203,400
3.95%, 01/31/60	405	293,151
4.15%, 10/16/28	395	394,426
4.20%, 01/31/50	450	358,936
4.25%, 02/15/48	610	494,283
4.30%, 06/20/28	400	400,148
4.45%, 02/15/43	505	439,479
4.60%, 01/15/31	580	580,924
4.80%, 02/01/49	620	540,442
4.85%, 01/31/34	560	559,301
4.85%, 08/15/42	315	288,117
4.85%, 03/15/44	645	585,853
4.90%, 05/15/46	365	326,195
4.95%, 02/15/35(a)	430	429,547
5.10%, 02/15/45(a)	555	514,917
5.20%, 01/15/36(a)	650	656,099
5.35%, 01/31/33	500	515,835
5.55%, 02/16/55(a)	470	451,375
5.70%, 02/15/42	250	251,527
5.95%, 02/01/41	245	256,452
6.13%, 10/15/39(a)	205	219,012
6.45%, 09/01/40(a)	300	330,540
Series D, 6.88%, 03/01/33(a)	155	173,333
		10,801,185
Private Equity — 0.1%
Brookfield Finance, Inc., 5.81%, 03/03/55	230	219,486
Carlyle Group, Inc. (The), 5.05%, 09/19/35	365	353,451
KKR & Co., Inc., 5.10%, 08/07/35	410	398,867
		971,804
Real Estate Investment Trusts — 1.7%
AvalonBay Communities, Inc.
2.05%, 01/15/32	485	423,251
2.30%, 03/01/30(a)	355	327,773
2.45%, 01/15/31	226	206,151
Camden Property Trust
2.80%, 05/15/30	287	268,353
3.15%, 07/01/29	480	460,764
4.90%, 02/28/36(a)	175	169,789
ERP Operating LP
1.85%, 08/01/31(a)	390	343,112
2.50%, 02/15/30	370	344,186
3.00%, 07/01/29	311	298,253
3.50%, 03/01/28	21	20,686
4.50%, 07/01/44	372	324,449
4.65%, 09/15/34	170	165,856
4.95%, 06/15/32	360	363,254
Kimco Realty OP LLC
2.25%, 12/01/31	50	44,205
2.70%, 10/01/30	100	93,095
3.20%, 04/01/32	190	175,510
4.25%, 04/01/45	180	147,784
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
4.60%, 02/01/33	$90	$88,732
4.85%, 03/01/35	145	142,285
5.30%, 02/01/36	10	10,116
6.40%, 03/01/34(a)	130	141,041
Mid-America Apartments LP
3.60%, 06/01/27	330	327,818
3.95%, 03/15/29(a)	300	296,312
Prologis LP
1.25%, 10/15/30	380	330,268
2.13%, 10/15/50	227	119,702
2.25%, 04/15/30	508	467,981
3.00%, 04/15/50	230	148,629
4.25%, 06/15/31	330	324,659
4.63%, 01/15/33	445	439,884
4.75%, 01/15/31(a)	80	80,844
4.75%, 06/15/33	295	292,597
4.88%, 06/15/28(a)	480	485,610
4.90%, 06/15/36	485	473,534
5.00%, 03/15/34	400	400,169
5.00%, 01/31/35	255	253,754
5.13%, 01/15/34	279	281,146
5.25%, 05/15/35	355	359,789
5.25%, 06/15/53(a)	309	287,872
5.25%, 03/15/54	370	343,808
Public Storage Operating Co.
1.85%, 05/01/28	427	407,614
1.95%, 11/09/28	495	467,570
2.25%, 11/09/31	440	390,877
2.30%, 05/01/31	419	377,190
3.09%, 09/15/27	152	149,834
3.39%, 05/01/29(a)	174	169,649
5.00%, 12/15/35	105	103,779
5.10%, 08/01/33	290	295,044
5.13%, 01/15/29(a)	185	188,995
5.35%, 08/01/53	355	333,606
Realty Income Corp.
2.85%, 12/15/32	395	350,702
3.10%, 12/15/29	181	172,463
3.25%, 06/15/29	220	212,305
3.25%, 01/15/31	461	433,619
3.40%, 01/15/28	100	98,362
3.65%, 01/15/28	170	168,098
3.95%, 08/15/27	190	189,204
4.65%, 03/15/47	346	296,966
4.75%, 04/15/33	275	271,651
4.85%, 03/15/30	250	252,949
4.90%, 07/15/33(a)	260	259,396
5.13%, 02/15/34	425	428,264
5.13%, 04/15/35	190	190,174
5.38%, 09/01/54(a)	170	161,580
5.63%, 10/13/32	355	370,096
Regency Centers LP, 3.70%, 06/15/30(a)	135	130,899
Simon Property Group LP
1.75%, 02/01/28	260	249,153
2.20%, 02/01/31	277	249,263
2.25%, 01/15/32	330	289,395
2.45%, 09/13/29	585	548,940
2.65%, 07/15/30(a)	392	364,358
2.65%, 02/01/32(a)	470	420,305
3.25%, 09/13/49(a)	485	328,678
3.38%, 06/15/27	430	426,070
63
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Aaa - A Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
3.38%, 12/01/27	$305	$300,941
3.80%, 07/15/50(a)	338	250,216
4.25%, 11/30/46	185	150,323
4.30%, 01/15/31	245	241,450
4.38%, 10/01/30	365	362,639
4.75%, 09/26/34	390	381,498
4.75%, 03/15/42	266	239,697
5.13%, 10/01/35(a)	340	340,553
5.50%, 03/08/33	340	352,429
5.85%, 03/08/53(a)	295	293,894
6.25%, 01/15/34	230	247,568
6.65%, 01/15/54(a)	260	286,892
6.75%, 02/01/40(a)	246	276,057
Welltower OP LLC
2.05%, 01/15/29	85	79,960
2.75%, 01/15/31	165	151,902
2.75%, 01/15/32	200	180,360
2.80%, 06/01/31	200	183,541
3.10%, 01/15/30	275	261,980
3.85%, 06/15/32(a)	585	557,113
4.13%, 03/15/29	160	158,950
4.25%, 04/15/28	100	99,859
4.50%, 07/01/30	485	485,039
4.95%, 09/01/48	250	226,263
5.13%, 07/01/35	600	601,102
		26,730,295
Retail — 2.1%
Costco Wholesale Corp.
1.38%, 06/20/27	482	468,189
1.60%, 04/20/30	792	717,237
1.75%, 04/20/32	415	360,092
3.00%, 05/18/27	333	329,969
Home Depot, Inc.(The)
0.90%, 03/15/28	135	127,489
1.38%, 03/15/31	470	407,201
1.50%, 09/15/28(a)	432	407,511
1.88%, 09/15/31	462	405,069
2.38%, 03/15/51	610	340,198
2.70%, 04/15/30	677	637,283
2.75%, 09/15/51	517	310,646
2.80%, 09/14/27	400	393,559
2.95%, 06/15/29	762	733,149
3.13%, 12/15/49	617	407,694
3.25%, 04/15/32	405	378,326
3.30%, 04/15/40	587	469,546
3.35%, 04/15/50	563	387,082
3.50%, 09/15/56	363	246,934
3.63%, 04/15/52	655	467,446
3.75%, 09/15/28	270	268,062
3.90%, 12/06/28	323	321,261
3.90%, 06/15/47	560	433,320
3.95%, 09/15/30(a)	255	251,817
4.20%, 04/01/43	436	367,698
4.25%, 04/01/46	727	599,900
4.40%, 03/15/45	482	408,360
4.50%, 09/15/32	540	539,437
4.50%, 12/06/48	657	551,810
4.65%, 09/15/35(a)	395	384,561
4.75%, 06/25/29	450	456,789
4.85%, 06/25/31	380	387,959
4.88%, 06/25/27	475	479,216
Security	Par (000)	Value
Retail (continued)
4.88%, 02/15/44	$472	$429,649
4.90%, 04/15/29	315	320,899
4.95%, 06/25/34	555	558,078
4.95%, 09/15/52(a)	455	404,508
5.30%, 06/25/54(a)	484	451,984
5.40%, 09/15/40	235	237,011
5.40%, 06/25/64	60	56,172
5.88%, 12/16/36	1,444	1,536,349
5.95%, 04/01/41	335	354,231
Ross Stores, Inc., 1.88%, 04/15/31	10	8,802
Target Corp.
2.35%, 02/15/30	415	386,664
2.95%, 01/15/52(a)	495	311,098
3.38%, 04/15/29	337	329,473
3.63%, 04/15/46	286	214,457
3.90%, 11/15/47	166	128,218
4.00%, 07/01/42	330	273,848
4.35%, 06/15/28	195	195,830
4.40%, 01/15/33(a)	120	119,212
4.50%, 09/15/32	345	346,736
4.50%, 09/15/34(a)	300	292,146
4.80%, 01/15/53(a)	475	416,095
5.00%, 04/15/35(a)	440	441,495
5.25%, 02/15/36(a)	175	178,109
7.00%, 01/15/38	310	358,834
TJX Companies, Inc.(The)
1.15%, 05/15/28(a)	257	242,186
1.60%, 05/15/31	145	127,019
Walmart, Inc.
2.50%, 09/22/41	495	354,318
2.65%, 09/22/51(a)	655	404,187
2.95%, 09/24/49	275	183,472
3.25%, 07/08/29(a)	223	217,983
3.70%, 06/26/28	560	556,774
3.90%, 04/15/28	235	234,732
3.95%, 06/28/38(a)	175	161,395
4.00%, 04/30/29	155	154,773
4.00%, 04/15/30	195	194,288
4.05%, 06/29/48	611	499,715
4.10%, 04/15/33(a)	510	502,564
4.15%, 04/30/31	405	403,331
4.15%, 09/09/32(a)	405	402,703
4.35%, 04/28/30(a)	490	494,213
4.45%, 04/30/33	405	403,154
4.50%, 09/09/52	490	423,031
4.50%, 04/15/53(a)	650	561,669
4.75%, 04/30/36	350	347,705
4.90%, 04/28/35(a)	600	607,656
5.25%, 09/01/35	515	536,991
5.63%, 04/01/40	275	290,143
5.63%, 04/15/41	290	304,744
6.20%, 04/15/38	370	411,668
6.50%, 08/15/37	575	657,092
		31,472,214
Semiconductors — 2.9%
Advanced Micro Devices, Inc.
3.92%, 06/01/32	235	228,793
4.32%, 03/24/28	250	251,142
4.39%, 06/01/52	185	153,291
Analog Devices, Inc.
1.70%, 10/01/28	341	321,585
Schedule of Investments
64

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Aaa - A Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Semiconductors (continued)
2.10%, 10/01/31	$420	$370,990
2.80%, 10/01/41	310	224,756
2.95%, 10/01/51(a)	420	267,566
4.25%, 06/15/28	385	384,957
4.50%, 06/15/30	320	320,763
5.05%, 04/01/34	155	157,769
5.30%, 04/01/54	190	180,509
Applied Materials, Inc.
1.75%, 06/01/30	290	261,081
2.75%, 06/01/50(a)	277	174,500
4.00%, 01/15/31	265	259,899
4.35%, 04/01/47	459	387,235
4.80%, 06/15/29	360	366,083
5.10%, 10/01/35(a)	192	194,789
5.85%, 06/15/41(a)	155	161,860
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.50%, 01/15/28(a)	15	14,834
Broadcom, Inc.
1.95%, 02/15/28	665	639,499
2.45%, 02/15/31	200	182,192
3.14%, 11/15/35(b)	3,480	2,966,195
3.19%, 11/15/36(b)	295	247,783
3.42%, 04/15/33	35	32,053
3.47%, 04/15/34(a)	380	342,833
3.50%, 02/15/41	1,470	1,174,952
3.75%, 02/15/51(a)	530	393,362
4.00%, 04/15/29(b)	115	113,872
4.15%, 11/15/30	345	339,661
4.15%, 04/15/32(b)	45	43,620
4.20%, 10/15/30	50	49,409
4.30%, 01/15/31	250	247,974
4.30%, 11/15/32	220	214,718
4.35%, 02/15/30	280	278,920
4.55%, 02/15/32	55	54,586
4.60%, 07/15/30	65	65,261
4.60%, 01/15/33	400	395,121
4.75%, 04/15/29	265	267,899
4.80%, 04/15/28	130	131,475
4.80%, 10/15/34	4,095	4,040,243
4.80%, 02/15/36	460	449,474
4.90%, 07/15/32	5,040	5,085,066
4.90%, 02/15/38	460	444,262
4.93%, 05/15/37(b)	1,580	1,538,628
4.95%, 01/15/36	160	158,201
5.00%, 04/15/30	140	142,484
5.05%, 07/12/29	1,155	1,177,192
5.05%, 04/15/30	75	76,503
5.15%, 11/15/31	135	138,240
5.20%, 04/15/32	90	92,206
5.20%, 07/15/35	175	176,446
5.70%, 01/15/56(a)	285	282,947
KLA Corp.
3.30%, 03/01/50	345	235,885
4.10%, 03/15/29	310	308,117
4.65%, 07/15/32(a)	410	412,152
4.70%, 02/01/34	195	193,151
4.95%, 07/15/52	457	409,527
5.25%, 07/15/62	460	417,877
Lam Research Corp.
1.90%, 06/15/30	320	290,163
2.88%, 06/15/50	176	111,518
Security	Par (000)	Value
Semiconductors (continued)
3.13%, 06/15/60	$352	$213,495
4.00%, 03/15/29	310	307,754
4.88%, 03/15/49	312	280,464
NVIDIA Corp.
1.55%, 06/15/28	760	721,888
2.00%, 06/15/31	525	470,603
2.85%, 04/01/30(a)	611	579,198
3.50%, 04/01/40	320	266,441
3.50%, 04/01/50(a)	752	552,499
3.70%, 04/01/60(a)	340	243,424
QUALCOMM, Inc.
1.30%, 05/20/28	492	464,519
1.65%, 05/20/32(a)	400	339,443
2.15%, 05/20/30	523	478,833
3.25%, 05/20/27	430	426,684
3.25%, 05/20/50	378	253,834
4.25%, 05/20/32	265	260,781
4.30%, 05/20/47	599	488,831
4.50%, 05/20/30	275	276,448
4.50%, 05/20/52(a)	440	361,794
4.65%, 05/20/35(a)	381	375,671
4.80%, 05/20/45	492	438,859
5.00%, 05/20/35	275	275,240
5.40%, 05/20/33(a)	355	370,155
6.00%, 05/20/53	460	470,115
Texas Instruments, Inc.
1.75%, 05/04/30	304	275,036
1.90%, 09/15/31	179	157,808
2.25%, 09/04/29	370	346,622
2.70%, 09/15/51	210	126,241
2.90%, 11/03/27(a)	156	153,388
3.88%, 03/15/39	350	307,637
4.15%, 05/15/48	506	414,924
4.50%, 05/23/30	210	210,976
4.60%, 02/15/28	265	267,027
4.60%, 02/08/29	285	288,572
4.85%, 02/08/34	285	288,208
4.90%, 03/14/33	570	581,806
5.00%, 03/14/53	265	241,155
5.05%, 05/18/63	765	678,256
5.10%, 05/23/35	215	218,024
5.15%, 02/08/54(a)	320	299,222
TSMC Arizona Corp.
2.50%, 10/25/31	593	537,978
3.13%, 10/25/41	345	279,958
3.25%, 10/25/51	455	339,585
4.13%, 04/22/29	190	189,644
4.25%, 04/22/32	290	287,398
4.50%, 04/22/52(a)	325	299,969
Xilinx, Inc., 2.38%, 06/01/30	293	270,532
		45,021,008
Software — 1.9%
Adobe, Inc.
2.30%, 02/01/30	430	396,934
4.75%, 01/17/28	305	308,018
4.80%, 04/04/29(a)	340	344,630
4.95%, 01/17/30	125	127,380
4.95%, 04/04/34(a)	370	367,892
5.30%, 01/17/35	190	192,623
Cadence Design Systems, Inc.
4.20%, 09/10/27	225	224,847
65
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Aaa - A Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Software (continued)
4.30%, 09/10/29	$450	$448,297
4.70%, 09/10/34	450	443,307
Intuit, Inc.
1.35%, 07/15/27	150	145,138
1.65%, 07/15/30	450	401,280
5.13%, 09/15/28	280	285,022
5.20%, 09/15/33	555	561,381
5.50%, 09/15/53(a)	465	419,423
Microsoft Corp.
2.50%, 09/15/50	485	285,124
2.53%, 06/01/50	2,334	1,376,941
2.68%, 06/01/60(a)	1,493	822,417
2.92%, 03/17/52	2,604	1,657,682
3.04%, 03/17/62	954	569,734
3.45%, 08/08/36(a)	775	693,919
3.50%, 02/12/35(a)	445	412,947
3.70%, 08/08/46	814	637,704
4.00%, 02/12/55(a)	430	330,295
4.10%, 02/06/37	433	410,351
4.20%, 11/03/35(a)	510	497,407
4.25%, 02/06/47(a)	495	420,656
4.45%, 11/03/45(a)	395	347,533
4.50%, 02/06/57	430	362,988
5.20%, 06/01/39	195	200,949
5.30%, 02/08/41(a)	250	254,516
Salesforce, Inc.
1.50%, 07/15/28	495	465,177
1.95%, 07/15/31	550	479,105
2.70%, 07/15/41	530	361,538
2.90%, 07/15/51	905	523,026
3.05%, 07/15/61(a)	605	336,016
3.70%, 04/11/28	578	571,563
4.50%, 03/15/28	1,325	1,326,461
4.65%, 03/15/29	1,960	1,963,450
4.90%, 09/15/31	1,570	1,565,450
5.20%, 03/15/33(a)	1,150	1,148,136
5.55%, 03/15/36	1,640	1,635,146
6.40%, 03/15/46	600	599,378
6.55%, 03/15/56	1,625	1,614,269
6.70%, 03/15/66	475	476,927
ServiceNow, Inc., 1.40%, 09/01/30	615	535,899
VMware LLC
2.20%, 08/15/31	50	44,241
4.70%, 05/15/30	825	829,233
		28,422,350
Telecommunications — 0.8%
America Movil SAB de CV
2.88%, 05/07/30	435	406,278
3.63%, 04/22/29	313	304,864
4.38%, 07/16/42	404	349,328
4.38%, 04/22/49	345	284,688
4.70%, 07/21/32	303	300,737
5.00%, 01/20/33	225	225,368
6.13%, 03/30/40	1,217	1,280,197
6.38%, 03/01/35	362	392,427
Cisco Systems, Inc.
4.55%, 02/24/28(a)	340	343,263
4.75%, 02/24/30	335	340,310
4.85%, 02/26/29	1,010	1,026,385
4.95%, 02/26/31	1,020	1,043,905
4.95%, 02/24/32	435	443,747
Security	Par (000)	Value
Telecommunications (continued)
5.05%, 02/26/34	$1,010	$1,022,589
5.10%, 02/24/35	555	561,917
5.30%, 02/26/54	850	795,085
5.35%, 02/26/64	640	589,293
5.50%, 01/15/40	816	831,581
5.50%, 02/24/55	255	245,634
5.90%, 02/15/39	698	737,917
		11,525,513
Transportation — 2.3%
Burlington Northern Santa Fe LLC
2.88%, 06/15/52	240	147,215
3.05%, 02/15/51(a)	184	118,220
3.25%, 06/15/27	544	539,227
3.30%, 09/15/51	291	195,887
3.55%, 02/15/50	381	272,886
3.90%, 08/01/46	308	240,438
4.05%, 06/15/48	358	280,939
4.13%, 06/15/47	290	233,183
4.15%, 04/01/45	467	383,676
4.15%, 12/15/48	335	267,249
4.38%, 09/01/42	332	289,008
4.40%, 03/15/42	332	292,670
4.45%, 03/15/43	382	333,190
4.45%, 01/15/53(a)	435	357,047
4.55%, 09/01/44	400	348,335
4.70%, 09/01/45	353	312,039
4.90%, 04/01/44	499	457,818
5.05%, 03/01/41	202	196,000
5.15%, 09/01/43	329	312,274
5.20%, 04/15/54	615	566,276
5.40%, 06/01/41(a)	210	210,038
5.50%, 03/15/55	440	423,749
5.55%, 03/15/56	390	376,971
5.75%, 05/01/40	321	334,562
5.80%, 03/15/56	400	400,505
6.15%, 05/01/37	265	288,468
Canadian National Railway Co.
2.45%, 05/01/50(a)	280	163,350
3.20%, 08/02/46	321	226,032
3.65%, 02/03/48	216	161,222
3.85%, 08/05/32	415	396,858
4.38%, 09/18/34	255	246,174
4.40%, 08/05/52(a)	345	286,495
4.45%, 01/20/49	181	151,519
6.25%, 08/01/34	285	309,800
CSX Corp.
2.50%, 05/15/51(a)	165	96,528
3.25%, 06/01/27	270	267,243
3.35%, 09/15/49	255	175,578
3.80%, 03/01/28	255	252,883
3.80%, 11/01/46	315	241,647
3.80%, 04/15/50	235	174,378
3.95%, 05/01/50	185	140,890
4.10%, 11/15/32	410	399,063
4.10%, 03/15/44	385	317,267
4.25%, 03/15/29	620	619,235
4.25%, 11/01/66	315	236,427
4.30%, 03/01/48	315	257,374
4.50%, 11/15/52(a)	435	362,155
4.65%, 03/01/68	195	157,178
4.75%, 05/30/42	300	273,958
Schedule of Investments
66

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Aaa - A Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Transportation (continued)
4.75%, 11/15/48	$310	$269,492
4.90%, 03/15/55(a)	260	229,930
5.05%, 06/15/35	400	401,752
5.20%, 11/15/33(a)	350	358,784
5.50%, 04/15/41(a)	190	191,377
6.15%, 05/01/37	330	356,635
6.22%, 04/30/40	325	351,440
Federal Express Corp. Pass-Through Trusts, Series 2020-1, Class AA, 1.88%, 08/20/35(a)	395	341,971
Union Pacific Corp.
2.38%, 05/20/31	460	418,025
2.40%, 02/05/30	365	340,458
2.80%, 02/14/32	510	464,879
2.89%, 04/06/36	505	425,050
2.95%, 03/10/52	380	238,196
2.97%, 09/16/62	475	273,113
3.20%, 05/20/41	450	347,879
3.25%, 02/05/50	655	445,539
3.38%, 02/14/42	230	178,387
3.50%, 02/14/53	525	365,539
3.55%, 08/15/39	255	214,865
3.55%, 05/20/61	315	208,228
3.60%, 09/15/37	195	171,161
3.70%, 03/01/29	395	389,402
3.75%, 02/05/70	346	229,941
3.80%, 10/01/51	420	310,203
3.80%, 04/06/71	440	297,190
3.84%, 03/20/60	770	546,363
3.85%, 02/14/72(a)	220	149,883
3.95%, 09/10/28(a)	805	800,713
3.95%, 08/15/59	225	163,255
4.00%, 04/15/47	185	145,163
4.05%, 03/01/46	210	167,984
4.10%, 09/15/67	230	166,212
4.30%, 03/01/49	250	203,964
4.50%, 01/20/33(a)	405	404,429
4.95%, 09/09/52	360	323,707
4.95%, 05/15/53	225	199,963
5.10%, 02/20/35(a)	545	554,331
5.60%, 12/01/54(a)	335	327,121
United Parcel Service, Inc.
3.05%, 11/15/27	430	423,127
3.40%, 03/15/29	643	628,255
3.40%, 11/15/46	195	139,142
3.40%, 09/01/49	408	283,511
3.75%, 11/15/47	228	170,761
4.25%, 03/15/49	388	311,981
4.45%, 04/01/30	196	197,208
4.65%, 10/15/30(a)	440	446,104
Security	Par (000)	Value
Transportation (continued)
4.88%, 03/03/33(a)	$425	$432,638
4.88%, 11/15/40	209	198,400
5.05%, 03/03/53(a)	515	459,287
5.15%, 05/22/34(a)	455	466,369
5.20%, 04/01/40(a)	203	200,815
5.25%, 05/14/35(a)	400	409,601
5.30%, 04/01/50(a)	589	552,913
5.50%, 05/22/54	475	452,591
5.60%, 05/22/64	290	274,146
5.95%, 05/14/55(a)	385	390,571
6.05%, 05/14/65	395	398,130
6.20%, 01/15/38	646	701,605
Walmart, Inc.
1.50%, 09/22/28	602	568,348
1.80%, 09/22/31	1,205	1,068,483
3.95%, 09/09/27	257	257,012
		35,494,646
Total Long-Term Investments — 98.5% (Cost: $1,593,916,077)		1,511,967,871
	Shares
Short-Term Securities
Money Market Funds — 8.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.83%(d)(e)(f)	133,076,273	133,116,196
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.61%(d)(e)	1,000,000	1,000,000
Total Short-Term Securities — 8.8% (Cost: $134,086,494)		134,116,196
Total Investments — 107.3% (Cost: $1,728,002,571)		1,646,084,067
Liabilities in Excess of Other Assets — (7.3)%		(111,621,729)
Net Assets — 100.0%		$1,534,462,338

(a)	All or a portion of this security is on loan.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
67
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Aaa - A Rated Corporate Bond ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/26	Shares Held at 04/30/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$114,422,027	$18,727,162 (a)	$—	$(15,179)	$(17,814)	$133,116,196	133,076,273	$168,255 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	3,740,000	—	(2,740,000)(a)	—	—	1,000,000	1,000,000	254,602	—
				$(15,179)	$(17,814)	$134,116,196		$422,857	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$1,511,967,871	$—	$1,511,967,871
Short-Term Securities
Money Market Funds	134,116,196	—	—	134,116,196
	$134,116,196	$1,511,967,871	$—	$1,646,084,067
See notes to financial statements.
Schedule of Investments
68

Schedule of Investments (unaudited)
April 30, 2026
iShares® BB Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Advertising — 0.3%
Lamar Media Corp.
3.63%, 01/15/31	$271	$254,296
3.75%, 02/15/28	271	265,738
4.00%, 02/15/30	276	264,647
4.88%, 01/15/29	205	203,542
5.38%, 11/01/33(a)(b)	250	247,347
Outfront Media Capital LLC/Outfront Media Capital Corp., 7.38%, 02/15/31(a)	206	215,451
		1,451,021
Aerospace & Defense — 2.1%
AAR Escrow Issuer LLC, 6.75%, 03/15/29(a)	385	396,609
ATI, Inc.
4.88%, 10/01/29	170	168,853
5.13%, 10/01/31	180	179,304
5.88%, 12/01/27	65	65,067
7.25%, 08/15/30	210	218,710
Bombardier, Inc.
6.75%, 06/15/33(a)	385	401,441
7.00%, 06/01/32(a)(b)	385	401,880
7.25%, 07/01/31(a)	365	384,049
7.45%, 05/01/34(a)	300	329,950
8.75%, 11/15/30(a)	375	398,143
Moog, Inc., 5.50%, 10/15/34(a)	285	285,254
TransDigm, Inc.
6.00%, 01/15/33(a)	730	736,979
6.25%, 01/31/34(a)	250	255,651
6.38%, 03/01/29(a)	1,347	1,373,879
6.63%, 03/01/32(a)	1,065	1,094,493
6.75%, 08/15/28(a)	996	1,009,454
6.88%, 12/15/30(a)	716	737,913
7.13%, 12/01/31(a)	495	512,954
		8,950,583
Agriculture — 0.2%
Darling Ingredients, Inc., 6.00%, 06/15/30(a)	524	528,545
Turning Point Brands, Inc., 7.63%, 03/15/32(a)	157	161,750
		690,295
Airlines — 0.7%
Allegiant Travel Co., 7.25%, 08/15/27(a)	177	177,589
American Airlines, Inc., 7.25%, 02/15/28(a)	356	360,777
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/29(a)	1,520	1,520,770
United Airlines Holdings, Inc.
4.88%, 03/01/29	510	502,382
5.38%, 03/01/31(b)	520	512,519
		3,074,037
Apparel — 0.4%
Crocs, Inc.
4.13%, 08/15/31(a)	175	162,844
4.25%, 03/15/29(a)	175	169,892
Kontoor Brands, Inc., 4.13%, 11/15/29(a)	180	171,487
Levi Strauss & Co., 3.50%, 03/01/31(a)	270	248,518
VF Corp.
2.95%, 04/23/30	365	331,168
6.00%, 10/15/33	140	140,346
6.45%, 11/01/37	139	133,009
William Carter Co. (The), 7.38%, 02/15/31(a)(b)	260	267,270
		1,624,534
Security	Par (000)	Value
Auto Manufacturers — 1.9%
Allison Transmission, Inc.
3.75%, 01/30/31(a)(b)	$490	$460,410
4.75%, 10/01/27(a)	175	174,686
5.88%, 06/01/29(a)	272	274,548
5.88%, 12/01/33(a)	280	282,676
Jaguar Land Rover Automotive PLC
4.50%, 10/01/27(a)	165	163,099
5.50%, 07/15/29(a)	245	242,259
5.88%, 01/15/28(a)	295	294,897
Nissan Motor Acceptance Co. LLC
2.45%, 09/15/28(a)	150	138,570
2.75%, 03/09/28(a)	300	284,481
5.30%, 09/13/27(a)	170	169,472
5.55%, 09/13/29(a)	120	117,482
5.63%, 09/29/28(a)	375	372,912
6.13%, 09/30/30(a)	580	571,233
7.05%, 09/15/28(a)	355	364,060
Nissan Motor Co. Ltd.
4.35%, 09/17/27(a)	1,220	1,205,383
4.81%, 09/17/30(a)	1,200	1,120,703
7.50%, 07/17/30(a)	535	552,799
7.75%, 07/17/32(a)	425	443,046
8.13%, 07/17/35(a)	615	648,869
		7,881,585
Auto Parts & Equipment — 1.6%
Adient Global Holdings Ltd., 7.00%, 04/15/28(a)	199	202,463
American Axle & Manufacturing, Inc., 6.38%, 10/15/32(a)	455	454,187
Aptiv Swiss Holdings Ltd., 6.88%, 12/15/54, (5-year CMT + 3.39%)(c)	300	307,552
Cyprium Corp./Cyprium Holdings Luxembourg SARL
6.13%, 04/15/31(a)	430	432,969
6.38%, 04/15/34(a)	410	409,479
Forvia SE
6.75%, 09/15/33(a)	165	165,470
8.00%, 06/15/30(a)	275	289,254
Garrett Motion Holdings, Inc./Garrett LX I SARL, 7.75%, 05/31/32(a)	405	422,846
IHO Verwaltungs GmbH
6.38%, 05/15/29, (6.38% Cash or 7.13% PIK)(a)(d)	85	85,382
7.75%, 11/15/30, (7.75% Cash or 8.50% PIK)(a)(d)	265	273,087
8.00%, 11/15/32, (8.00% Cash or 8.75% PIK)(a)(d)	265	273,991
Phinia, Inc.
6.63%, 10/15/32(a)	235	240,765
6.75%, 04/15/29(a)	285	291,709
Qnity Electronics, Inc.
5.75%, 08/15/32(a)	515	519,955
6.25%, 08/15/33(a)	380	388,788
ZF North America Capital, Inc.
6.75%, 04/23/30(a)	380	377,493
6.88%, 04/14/28(a)	240	245,903
6.88%, 04/23/32(a)	385	376,747
7.13%, 04/14/30(a)(b)	300	300,798
7.50%, 03/24/31(a)	759	759,977
		6,818,815
Banks — 0.2%
Dresdner Funding Trust I, 8.15%, 06/30/31(a)	475	514,195
Popular, Inc., 7.25%, 03/13/28	210	217,574
Walker & Dunlop, Inc., 6.63%, 04/01/33(a)(b)	195	193,919
		925,688
69
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® BB Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Beverages — 0.1%
Primo Water Holdings, Inc./Triton Water Holdings, Inc., 4.38%, 04/30/29(a)	$370	$361,081
Biotechnology — 0.4%
BioMarin Pharmaceutical, Inc., 5.50%, 02/15/34(a)	465	461,730
Genmab A/S/Genmab Finance LLC
6.25%, 12/15/32(a)	775	795,344
7.25%, 12/15/33(a)	475	495,267
		1,752,341
Building Materials — 2.7%
Boise Cascade Co., 4.88%, 07/01/30(a)(b)	223	219,414
Builders FirstSource, Inc.
4.25%, 02/01/32(a)	640	593,688
5.00%, 03/01/30(a)	290	283,797
6.38%, 06/15/32(a)(b)	362	364,523
6.38%, 03/01/34(a)	495	492,543
6.75%, 05/15/35(a)(b)	365	368,606
EMRLD Borrower LP/Emerald Co-Issuer, Inc.
6.63%, 12/15/30(a)	1,342	1,373,911
6.75%, 07/15/31(a)	240	248,109
James Hardie International Finance DAC, 5.00%, 01/15/28(a)	265	264,168
Knife River Corp., 7.75%, 05/01/31(a)	203	210,782
Masterbrand, Inc., 7.00%, 07/15/32(a)(b)	358	356,055
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC, 6.75%, 04/01/32(a)(b)	363	358,804
Quikrete Holdings, Inc., 6.38%, 03/01/32(a)	1,968	1,999,051
Smyrna Ready Mix Concrete LLC
6.00%, 11/01/28(a)	524	523,572
8.88%, 11/15/31(a)	533	558,084
Standard Building Solutions, Inc.
5.88%, 03/15/34(a)	335	326,584
6.25%, 08/01/33(a)	560	559,641
6.50%, 08/15/32(a)(b)	474	478,683
Standard Industries, Inc./New York
3.38%, 01/15/31(a)	522	473,809
4.38%, 07/15/30(a)	805	768,594
4.75%, 01/15/28(a)	495	492,153
		11,314,571
Chemicals — 3.0%
Ashland, Inc.
3.38%, 09/01/31(a)(b)	240	214,081
6.88%, 05/15/43	143	141,033
Axalta Coating Systems Dutch Holding B BV, 7.25%, 02/15/31(a)	220	228,446
Axalta Coating Systems LLC, 3.38%, 02/15/29(a)	410	390,402
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV, 4.75%, 06/15/27(a)	210	209,043
Celanese U.S. Holdings LLC
6.50%, 04/15/30(b)	370	378,482
6.75%, 04/15/33(b)	560	576,790
6.85%, 11/15/28	397	415,236
7.00%, 02/15/31	300	312,149
7.05%, 11/15/30	500	536,710
7.17%, 07/15/27	40	41,066
7.20%, 11/15/33	515	556,812
7.33%, 07/15/29	370	388,160
7.38%, 07/15/32(b)	514	544,728
7.38%, 02/15/34(b)	380	397,854
CVR Partners LP/CVR Nitrogen Finance Corp., 6.13%, 06/15/28(a)	156	155,895
Security	Par (000)	Value
Chemicals (continued)
Element Solutions, Inc., 3.88%, 09/01/28(a)	$390	$380,227
FMC Corp.
3.45%, 10/01/29(b)	265	239,804
4.50%, 10/01/49(b)	269	168,043
5.65%, 05/18/33(b)	235	207,719
6.38%, 05/18/53	250	188,588
8.45%, 11/01/55, (5-year CMT + 4.37%)(c)	370	245,211
HB Fuller Co., 4.25%, 10/15/28(b)	160	156,604
Huntsman International LLC
2.95%, 06/15/31	185	157,962
4.50%, 05/01/29	402	384,990
5.70%, 10/15/34(b)	165	154,876
INEOS Finance PLC
6.75%, 05/15/28(a)	225	225,974
7.50%, 04/15/29(a)	390	385,165
Ingevity Corp., 3.88%, 11/01/28(a)(b)	310	299,036
Methanex Corp.
5.13%, 10/15/27	320	320,180
5.25%, 12/15/29(b)	385	382,644
5.65%, 12/01/44(b)	170	154,575
Methanex U.S. Operations, Inc., 6.25%, 03/15/32(a)(b)	290	298,423
Minerals Technologies, Inc., 5.00%, 07/01/28(a)	195	193,832
NOVA Chemicals Corp.
4.25%, 05/15/29(a)	276	268,893
5.25%, 06/01/27(a)	482	481,792
7.00%, 12/01/31(a)	195	206,353
9.00%, 02/15/30(a)	242	255,222
Olin Corp.
5.00%, 02/01/30(b)	248	240,360
5.63%, 08/01/29(b)	323	320,830
6.63%, 04/01/33(a)	290	287,288
Solstice Advanced Materials, Inc., 5.63%, 09/30/33(a)	475	472,470
		12,563,948
Coal — 0.1%
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp., 8.63%, 06/15/29(a)	166	173,378
SunCoke Energy, Inc., 4.88%, 06/30/29(a)(b)	243	224,031
		397,409
Commercial Services — 4.5%
ADT Security Corp.(The)
4.13%, 08/01/29(a)	475	456,814
4.88%, 07/15/32(a)	347	330,472
5.88%, 10/15/33(a)	525	517,202
Albion Financing 1 SARL/Aggreko Holdings, Inc., 7.00%, 05/21/30(a)	740	764,420
AMN Healthcare, Inc.
4.00%, 04/15/29(a)(b)	179	171,107
6.50%, 01/15/31(a)	180	179,367
APi Group DE, Inc.
4.13%, 07/15/29(a)(b)	165	160,803
4.75%, 10/15/29(a)	142	139,146
Belron U.K. Finance PLC, 5.75%, 10/15/29(a)	435	439,368
Block, Inc.
3.50%, 06/01/31	480	435,900
5.63%, 08/15/30(a)	595	595,600
6.00%, 08/15/33(a)	515	514,006
6.50%, 05/15/32	987	1,005,806
Brink's Co.(The)
4.63%, 10/15/27(a)	265	263,732
6.50%, 06/15/29(a)	200	204,615
Schedule of Investments
70

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® BB Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Services (continued)
6.75%, 06/15/32(a)	$207	$212,366
Clarivate Science Holdings Corp., 3.88%, 07/01/28(a)	401	387,290
CompoSecure Holdings LLC, 5.63%, 02/01/33(a)	440	431,284
CoreCivic, Inc., 8.25%, 04/15/29	195	203,141
Dcli Bidco LLC, 7.75%, 11/15/29(a)	244	250,663
Deluxe Corp., 8.13%, 09/15/29(a)	235	245,065
GEO Group, Inc. (The), 8.63%, 04/15/29	320	332,935
Graham Holdings Co., 5.63%, 12/01/33(a)	262	259,329
Grand Canyon University, 5.13%, 10/01/28(b)	191	189,239
Herc Holdings, Inc.
5.75%, 03/15/31(a)	305	305,732
6.00%, 03/15/34(a)	305	302,412
6.63%, 06/15/29(a)	389	398,589
7.00%, 06/15/30(a)	808	840,621
7.25%, 06/15/33(a)(b)	540	565,504
Korn Ferry, 4.63%, 12/15/27(a)	190	188,371
Prime Security Services Borrower LLC/Prime Finance, Inc., 3.38%, 08/31/27(a)	502	492,222
Service Corp. International/U.S.
3.38%, 08/15/30	429	399,043
4.00%, 05/15/31	433	409,107
4.63%, 12/15/27(b)	280	277,950
5.13%, 06/01/29	309	308,380
5.75%, 10/15/32	430	433,791
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 6.75%, 08/15/32(a)	846	844,328
TriNet Group, Inc.
3.50%, 03/01/29(a)	270	250,972
7.13%, 08/15/31(a)	170	168,745
United Rentals North America, Inc.
3.75%, 01/15/32	362	335,994
3.88%, 11/15/27	374	369,004
3.88%, 02/15/31	555	525,570
4.00%, 07/15/30(b)	373	357,611
4.88%, 01/15/28	854	852,491
5.25%, 01/15/30(b)	342	342,679
5.38%, 11/15/33(a)	705	697,092
6.13%, 03/15/34(a)	545	560,027
WEX, Inc., 6.50%, 03/15/33(a)	265	263,945
		19,179,850
Computers — 1.2%
Amentum Holdings, Inc., 7.25%, 08/01/32(a)	520	538,257
CACI International, Inc., 6.38%, 06/15/33(a)	679	694,653
Crane NXT Co., 4.20%, 03/15/48	155	101,128
Crowdstrike Holdings, Inc., 3.00%, 02/15/29	325	309,670
Everforth, Inc., 4.63%, 05/15/28(a)	275	257,053
Insight Enterprises, Inc., 6.63%, 05/15/32(a)	265	262,852
KBR, Inc., 4.75%, 09/30/28(a)	124	121,994
NCR Atleos Corp., 9.50%, 04/01/29(a)	739	786,190
Science Applications International Corp.
4.88%, 04/01/28(a)	173	171,281
5.88%, 11/01/33(a)	275	271,243
Seagate Data Storage Technology Pte. Ltd.
4.09%, 06/01/29(a)	190	185,077
5.75%, 12/01/34(a)	178	181,060
5.88%, 07/15/30(a)	210	214,559
8.25%, 12/15/29(a)(b)	185	193,341
8.50%, 07/15/31(a)	210	219,970
9.63%, 12/01/32(a)	378	420,382
		4,928,710
Security	Par (000)	Value
Cosmetics & Personal Care — 0.5%
Edgewell Personal Care Co.
4.13%, 04/01/29(a)	$249	$237,973
5.50%, 06/01/28(a)	365	364,252
Perrigo Finance Unlimited Co.
4.90%, 12/15/44	180	131,470
5.15%, 06/15/30	380	360,420
6.13%, 09/30/32(b)	335	315,224
Prestige Brands, Inc.
3.75%, 04/01/31(a)	290	267,861
5.13%, 01/15/28(a)	225	224,666
		1,901,866
Distribution & Wholesale — 0.4%
American Builders & Contractors Supply Co., Inc.
3.88%, 11/15/29(a)	225	214,725
4.00%, 01/15/28(a)	315	311,121
RB Global Holdings, Inc.
6.75%, 03/15/28(a)	271	274,674
7.75%, 03/15/31(a)(b)	410	425,695
Resideo Funding, Inc.
4.00%, 09/01/29(a)(b)	156	148,782
6.50%, 07/15/32(a)(b)	330	333,035
		1,708,032
Diversified Financial Services — 6.4%
Ally Financial, Inc.
6.65%, 01/17/40, (5-year CMT + 2.45%)(c)	260	256,027
6.70%, 02/14/33(b)	267	275,664
Azorra Finance Ltd.
6.25%, 02/15/34(a)	200	192,168
7.25%, 01/15/31(a)	290	297,057
7.75%, 04/15/30(a)	270	279,703
Bread Financial Holdings, Inc., 6.75%, 05/15/31(a)	250	255,411
Burford Capital Global Finance LLC
6.25%, 04/15/28(a)	170	165,699
6.88%, 04/15/30(a)	195	180,978
7.50%, 07/15/33(a)	270	221,901
8.50%, 01/15/34(a)	280	236,600
9.25%, 07/01/31(a)	320	298,000
Coinbase Global, Inc.
3.38%, 10/01/28(a)	535	512,970
3.63%, 10/01/31(a)(b)	360	315,546
Credit Acceptance Corp.
6.63%, 03/15/30(a)(b)	280	279,065
9.25%, 12/15/28(a)	259	270,087
Encore Capital Group, Inc.
6.63%, 04/15/31(a)	275	279,489
8.50%, 05/15/30(a)	300	320,387
9.25%, 04/01/29(a)	235	245,575
EZCORP, Inc., 7.38%, 04/01/32(a)	165	174,431
GGAM Finance Ltd.
5.88%, 03/15/30(a)	178	179,312
6.88%, 04/15/29(a)	170	173,677
8.00%, 06/15/28(a)	313	326,018
Global Aircraft Leasing Co. Ltd., 8.75%, 09/01/27(a)	486	492,955
Jane Street Group/JSG Finance, Inc.
4.50%, 11/15/29(a)	290	281,653
6.13%, 11/01/32(a)	800	804,206
6.75%, 05/01/33(a)	1,010	1,037,584
7.13%, 04/30/31(a)	701	726,776
71
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® BB Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
Jefferies Finance LLC/JFIN Co-Issuer Corp.
5.00%, 08/15/28(a)	$490	$470,076
6.63%, 10/15/31(a)	270	263,452
Jefferson Capital Holdings LLC
8.25%, 05/15/30(a)(b)	265	277,340
9.50%, 02/15/29(a)	180	189,405
Navient Corp.
4.88%, 03/15/28	257	250,561
5.50%, 03/15/29(b)	375	360,422
5.63%, 08/01/33	264	224,678
7.88%, 06/15/32(b)	250	240,646
9.38%, 07/25/30	238	246,979
11.50%, 03/15/31	233	250,063
OneMain Finance Corp.
3.88%, 09/15/28	295	285,261
4.00%, 09/15/30(b)	386	355,050
5.38%, 11/15/29	375	369,656
6.13%, 05/15/30	375	374,870
6.50%, 03/15/33	370	362,388
6.63%, 01/15/28	355	360,032
6.63%, 05/15/29	450	457,756
6.75%, 03/15/32	300	299,914
6.75%, 09/15/33	505	496,717
7.13%, 11/15/31	375	380,268
7.13%, 09/15/32	380	385,342
7.50%, 05/15/31	380	389,598
7.88%, 03/15/30	355	370,083
PennyMac Financial Services, Inc.
4.25%, 02/15/29(a)	336	321,048
5.75%, 09/15/31(a)	240	228,395
6.75%, 02/15/34(a)	335	324,224
6.88%, 05/15/32(a)	415	410,445
6.88%, 02/15/33(a)	420	413,009
7.13%, 11/15/30(a)	320	324,208
7.88%, 12/15/29(a)	365	378,711
PRA Group, Inc.
5.00%, 10/01/29(a)(b)	194	184,180
8.38%, 02/01/28(a)	200	203,159
8.88%, 01/31/30(a)	267	276,264
Rocket Companies, Inc.
6.13%, 08/01/30(a)	980	994,538
6.38%, 08/01/33(a)	975	986,890
6.50%, 08/01/29(a)	370	376,915
7.13%, 02/01/32(a)	480	496,140
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.
3.63%, 03/01/29(a)	374	358,953
3.88%, 03/01/31(a)	580	538,471
4.00%, 10/15/33(a)(b)	412	371,201
SLM Corp., 6.50%, 01/31/30	255	257,447
Stonebriar ABF Issuer LLC, 8.13%, 12/15/30(a)	381	400,218
Stonex Escrow Issuer LLC, 6.88%, 07/15/32(a)	336	347,406
StoneX Group, Inc., 7.88%, 03/01/31(a)	280	294,821
Synchrony Financial, 7.25%, 02/02/33	380	393,934
United Wholesale Mortgage LLC
5.50%, 04/15/29(a)	342	326,321
5.75%, 06/15/27(a)	235	234,021
UWM Holdings LLC
6.25%, 03/15/31(a)	490	454,402
6.63%, 02/01/30(a)	404	387,745
		27,022,562
Security	Par (000)	Value
Electric — 4.2%
AES Corp.(The)
6.95%, 07/15/55, (5-year CMT + 2.89%)(c)	$255	$248,765
7.60%, 01/15/55, (5-year CMT + 3.20%)(c)	465	473,710
Atlantica Sustainable Infrastructure Ltd., 4.13%, 06/15/28(a)	175	170,930
Clearway Energy Operating LLC
3.75%, 02/15/31(a)	475	444,493
3.75%, 01/15/32(a)(b)	160	147,519
4.75%, 03/15/28(a)	425	422,299
5.75%, 01/15/34(a)	295	295,074
ContourGlobal Power Holdings SA, 6.75%, 02/28/30(a)	285	289,275
DPL LLC, 4.35%, 04/15/29	253	244,969
Edison International
7.88%, 06/15/54, (5-year CMT + 3.66%)(c)	235	242,412
8.13%, 06/15/53, (5-year CMT + 3.86%)(c)	241	247,250
Electricite de France SA, 9.13%, (5-year CMT + 5.41%)(a)(c)(e)	695	810,402
Emera U.S. Finance LLC
Series A, 6.65%, 10/01/56, (5-year CMT + 2.87%)(c)	180	180,460
Series B, 6.85%, 10/01/56, (5-year CMT + 2.65%)(c)	195	195,583
EUSHI Finance, Inc.
6.25%, 04/01/56, (5-year CMT + 2.51%)(c)	370	366,439
7.63%, 12/15/54, (5-year CMT + 3.14%)(c)	240	248,472
Hawaiian Electric Co., Inc., 6.00%, 10/01/33(a)(b)	250	250,834
Leeward Renewable Energy Operations LLC, 4.25%, 07/01/29(a)	170	162,651
NRG Energy, Inc.
3.38%, 02/15/29(a)	240	229,288
3.63%, 02/15/31(a)	515	478,402
3.88%, 02/15/32(a)	247	228,526
5.25%, 06/15/29(a)	360	358,664
5.75%, 01/15/28	340	340,396
5.75%, 07/15/29(a)	389	388,823
5.75%, 01/15/34(a)	620	615,420
5.88%, 05/15/34(a)	505	503,183
6.00%, 02/01/33(a)	465	468,595
6.00%, 01/15/36(a)	1,190	1,181,857
6.13%, 05/15/36(a)	387	385,538
6.25%, 11/01/34(a)	481	486,594
PacifiCorp
7.13%, 08/15/56, (5-year CMT + 3.29%)(c)	570	568,140
7.38%, 09/15/55, (5-year CMT + 3.32%)(c)	395	400,479
Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.50%, 08/15/28(a)	319	313,416
PG&E Corp.
5.00%, 07/01/28	491	488,597
5.25%, 07/01/30	497	492,013
6.85%, 09/15/56, (5-year CMT + 3.23%)(c)	485	484,903
7.38%, 03/15/55, (5-year CMT + 3.88%)(c)	736	757,018
Puget Energy, Inc.
7.00%, 09/15/56, (5-year CMT + 2.96%)(a)(c)	250	250,313
7.25%, 09/15/56, (5-year CMT + 2.85%)(a)(c)	250	251,405
TransAlta Corp.
5.88%, 02/01/34	185	184,537
6.50%, 03/15/40	170	170,172
TXNM Energy, Inc., 7.00%, 07/31/56, (5-year CMT + 3.25%)(a)(c)	170	169,457
Schedule of Investments
72

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® BB Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
XPLR Infrastructure Operating Partners LP
4.50%, 09/15/27(a)(b)	$271	$269,009
7.25%, 01/15/29(a)(b)	366	380,616
7.75%, 04/15/34(a)(b)	355	372,094
8.38%, 01/15/31(a)	410	438,112
8.63%, 03/15/33(a)	445	476,869
		17,573,973
Electrical Components & Equipment — 0.7%
EnerSys
4.38%, 12/15/27(a)(b)	131	129,305
6.63%, 01/15/32(a)	154	158,479
WESCO Distribution, Inc.
5.25%, 04/15/31(a)	315	314,804
5.50%, 04/15/34(a)	390	388,997
6.38%, 03/15/29(a)	487	496,586
6.38%, 03/15/33(a)(b)	420	433,815
6.63%, 03/15/32(a)	466	482,620
7.25%, 06/15/28(a)	395	395,989
		2,800,595
Electronics — 0.8%
Atkore, Inc., 4.25%, 06/01/31(a)(b)	195	185,974
Coherent Corp., 5.00%, 12/15/29(a)	512	506,463
Ingram Micro, Inc., 4.75%, 05/15/29(a)	1,015	997,402
Sensata Technologies BV
4.00%, 04/15/29(a)	364	353,496
5.88%, 09/01/30(a)	270	272,054
Sensata Technologies, Inc.
3.75%, 02/15/31(a)	355	329,753
4.38%, 02/15/30(a)	227	220,091
6.63%, 07/15/32(a)	285	294,058
TTM Technologies, Inc., 4.00%, 03/01/29(a)	264	255,394
		3,414,685
Energy - Alternate Sources — 0.2%
TerraForm Power Operating LLC
4.75%, 01/15/30(a)	339	328,434
5.00%, 01/31/28(a)	357	353,518
		681,952
Engineering & Construction — 0.8%
AECOM, 6.00%, 08/01/33(a)	593	597,841
ATP Tower Holdings/Andean Telecom Partners Chile SpA/Andean Tower Partners C, 7.88%, 02/03/30(a)	270	276,151
Fluor Corp., 4.25%, 09/15/28	265	262,106
Global Infrastructure Solutions, Inc.
5.63%, 06/01/29(a)	205	204,662
7.50%, 04/15/32(a)	165	174,071
HTA Group Ltd./Mauritius, 7.50%, 06/04/29(a)	480	494,208
HTA Group Ltd/Mauritius, 6.75%, 04/01/31(a)	250	253,831
TopBuild Corp.
3.63%, 03/15/29(a)	195	193,825
4.13%, 02/15/32(a)	250	249,913
5.63%, 01/31/34(a)	370	374,803
Weekley Homes LLC/Weekley Finance Corp.
4.88%, 09/15/28(a)	205	200,435
6.75%, 01/15/34(a)	260	257,006
		3,538,852
Entertainment — 3.2%
Allwyn Entertainment Financing U.K. PLC, 7.88%, 04/30/29(a)	77	79,287
Brightstar Lottery PLC, 5.25%, 01/15/29(a)	335	333,558
Security	Par (000)	Value
Entertainment (continued)
Brightstar Lottery PLC/Brightstar Global Solutions Corp., 5.75%, 01/15/33(a)	$420	$411,806
Caesars Entertainment, Inc.
6.50%, 02/15/32(a)	720	699,592
7.00%, 02/15/30(a)	977	991,854
Cinemark USA, Inc.
5.25%, 07/15/28(a)(b)	365	363,591
7.00%, 08/01/32(a)(b)	265	273,870
Discovery Global Holdings, Inc.
4.05%, 03/15/29	670	652,064
4.28%, 03/15/32	1,410	1,277,079
5.05%, 03/15/42	2,005	1,430,628
5.14%, 03/15/52	475	311,125
Light & Wonder International, Inc.
6.25%, 10/01/33(a)	490	485,939
7.25%, 11/15/29(a)	225	230,126
7.50%, 09/01/31(a)	265	276,177
Live Nation Entertainment, Inc.
3.75%, 01/15/28(a)	270	264,782
4.75%, 10/15/27(a)(b)	478	476,571
6.50%, 05/15/27(a)	535	535,238
Resorts World Las Vegas LLC/RWLV Capital, Inc.
4.63%, 04/16/29(a)(b)	425	379,901
4.63%, 04/06/31(a)	190	160,746
8.45%, 07/27/30(a)	200	198,216
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc./Canada's Wonderland Co., 6.63%, 05/01/32(a)(b)	461	469,200
Speedway Motorsports LLC/Speedway Funding II, Inc., 4.88%, 11/01/27(a)	151	150,245
Vail Resorts, Inc.
5.63%, 07/15/30(a)	243	241,552
6.50%, 05/15/32(a)(b)	293	298,903
Voyager Parent LLC, 9.25%, 07/01/32(a)	1,083	1,151,709
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
5.13%, 10/01/29(a)	380	377,478
6.25%, 03/15/33(a)	385	386,888
7.13%, 02/15/31(a)	495	523,909
		13,432,034
Environmental Control — 0.7%
Clean Harbors, Inc.
5.13%, 07/15/29(a)	151	149,867
5.75%, 10/15/33(a)(b)	360	363,343
6.38%, 02/01/31(a)(b)	254	258,505
GFL Environmental Holdings U.S., Inc., 5.50%, 02/01/34(a)	500	491,839
GFL Environmental, Inc.
4.00%, 08/01/28(a)(b)	375	366,486
4.38%, 08/15/29(a)	270	264,121
4.75%, 06/15/29(a)	380	375,506
6.75%, 01/15/31(a)	479	496,620
Wrangler Holdco Corp., 6.63%, 04/01/32(a)	260	268,221
		3,034,508
Food — 2.3%
Albertsons Companies, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
3.50%, 03/15/29(a)	690	658,011
4.88%, 02/15/30(a)	475	464,963
5.50%, 03/31/31(a)	325	323,195
73
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® BB Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Food (continued)
5.63%, 03/31/32(a)	$590	$582,045
5.75%, 03/31/34(a)	815	793,417
6.25%, 03/15/33(a)	280	282,484
6.50%, 02/15/28(a)	389	393,617
Chobani LLC/Chobani Finance Corp., Inc., 4.63%, 11/15/28(a)	200	198,073
Ingles Markets, Inc., 4.00%, 06/15/31(a)	174	164,469
Lamb Weston Holdings, Inc.
4.13%, 01/31/30(a)	470	450,275
4.38%, 01/31/32(a)	377	355,077
4.88%, 05/15/28(a)	251	249,231
Performance Food Group, Inc.
4.25%, 08/01/29(a)	487	472,148
5.63%, 03/01/34(a)	545	533,643
6.13%, 09/15/32(a)(b)	499	505,821
Pilgrim's Pride Corp.
3.50%, 03/01/32	433	395,502
4.25%, 04/15/31	375	360,429
6.25%, 07/01/33(b)	335	351,266
6.88%, 05/15/34	240	260,695
Post Holdings, Inc., 6.25%, 02/15/32(a)	530	540,121
Safeway, Inc., 7.25%, 02/01/31	117	123,385
U.S. Foods, Inc.
4.63%, 06/01/30(a)	257	251,359
4.75%, 02/15/29(a)	455	450,047
5.75%, 04/15/33(a)	250	250,917
6.88%, 09/15/28(a)	245	250,174
7.25%, 01/15/32(a)	248	257,959
		9,918,323
Gas — 0.1%
AltaGas Ltd., 7.20%, 10/15/54, (5-year CMT + 3.57%)(a)(c)	450	467,522
Health Care - Products — 0.7%
Avantor Funding, Inc.
3.88%, 11/01/29(a)	396	376,441
4.63%, 07/15/28(a)	807	795,372
DENTSPLY SIRONA, Inc., 8.38%, 09/12/55, (5-year CMT + 4.38%)(b)(c)	240	241,287
Medline Borrower LP, 5.25%, 10/01/29(a)	1,230	1,224,109
Teleflex, Inc.
4.25%, 06/01/28(a)	262	258,195
4.63%, 11/15/27	261	259,648
		3,155,052
Health Care - Services — 4.3%
Centene Corp.
2.50%, 03/01/31	1,000	871,538
2.63%, 08/01/31	500	433,458
3.00%, 10/15/30	1,000	899,068
3.38%, 02/15/30	1,000	929,238
4.63%, 12/15/29	1,500	1,462,347
Charles River Laboratories International, Inc.
3.75%, 03/15/29(a)(b)	265	253,411
4.00%, 03/15/31(a)	265	247,413
4.25%, 05/01/28(a)	263	258,262
DaVita, Inc.
3.75%, 02/15/31(a)(b)	734	680,923
4.63%, 06/01/30(a)	1,339	1,296,223
6.75%, 07/15/33(a)	460	474,292
6.88%, 09/01/32(a)	494	509,902
Security	Par (000)	Value
Health Care - Services (continued)
Encompass Health Corp.
4.50%, 02/01/28	$387	$384,000
4.63%, 04/01/31(b)	225	218,828
4.75%, 02/01/30	420	413,496
Humana, Inc., 6.63%, 09/15/56, (5-year CMT + 2.89%)(c)	475	468,043
IQVIA, Inc.
5.00%, 05/15/27(a)	475	474,618
6.25%, 06/01/32(a)	1,020	1,038,764
6.50%, 05/15/30(a)	285	290,870
Molina Healthcare, Inc.
3.88%, 11/15/30(a)	288	266,883
3.88%, 05/15/32(a)(b)	400	359,028
4.38%, 06/15/28(a)	390	384,504
6.25%, 01/15/33(a)(b)	365	364,616
6.50%, 02/15/31(a)	415	422,242
Pediatrix Medical Group, Inc., 5.38%, 02/15/30(a)	165	164,063
Tenet Healthcare Corp.
4.25%, 06/01/29	672	654,550
4.38%, 01/15/30	715	692,681
4.63%, 06/15/28	298	295,706
5.13%, 11/01/27	695	694,375
5.50%, 11/15/32(a)	740	738,113
6.13%, 06/15/30	983	988,843
6.75%, 05/15/31	663	681,276
		18,311,574
Holding Companies - Diversified — 0.6%
FS KKR Capital Corp.
3.13%, 10/12/28(b)	350	327,887
6.13%, 01/15/30	360	348,839
6.13%, 01/15/31(b)	215	207,677
6.88%, 08/15/29	275	274,138
7.88%, 01/15/29(b)	175	180,017
HA Sustainable Infrastructure Capital, Inc.
7.13%, 11/15/56, (5-year CMT + 3.48%)(c)	305	307,892
8.00%, 06/01/56, (5-year CMT + 4.30%)(c)	270	286,605
Prospect Capital Corp., 3.44%, 10/15/28	137	121,679
Stena International SA
7.25%, 01/15/31(a)	380	386,372
7.63%, 02/15/31(a)	260	266,501
		2,707,607
Home Builders — 1.2%
Ashton Woods USA LLC/Ashton Woods Finance Co.
4.63%, 08/01/29(a)	150	143,575
4.63%, 04/01/30(a)	200	190,419
6.88%, 08/01/33(a)(b)	235	230,578
Century Communities, Inc.
3.88%, 08/15/29(a)	243	230,115
6.63%, 09/15/33(a)	247	245,760
Dream Finders Homes, Inc.
6.88%, 09/15/30(a)(b)	146	143,176
8.25%, 08/15/28(a)	155	158,874
Forestar Group, Inc.
5.00%, 03/01/28(a)	150	148,836
6.50%, 03/15/33(a)	250	251,513
Installed Building Products, Inc., 5.63%, 02/01/34(a)	265	263,685
KB Home
4.00%, 06/15/31	217	200,906
4.80%, 11/15/29	148	145,407
6.88%, 06/15/27(b)	140	141,390
Schedule of Investments
74

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® BB Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Home Builders (continued)
7.25%, 07/15/30	$124	$126,614
M/I Homes, Inc.
3.95%, 02/15/30	115	109,314
4.95%, 02/01/28	210	209,009
Mattamy Group Corp.
4.63%, 03/01/30(a)	279	266,449
6.00%, 12/15/33(a)	265	254,417
Shea Homes LP/Shea Homes Funding Corp.
4.75%, 02/15/28	205	202,574
4.75%, 04/01/29	130	125,928
STL Holding Co. LLC, 8.75%, 02/15/29(a)	123	127,634
Taylor Morrison Communities, Inc.
5.13%, 08/01/30(a)	275	273,888
5.75%, 01/15/28(a)	200	201,805
5.75%, 11/15/32(a)	285	288,044
Thor Industries, Inc., 4.00%, 10/15/29(a)	262	248,059
Tri Pointe Homes, Inc.
5.25%, 06/01/27	87	86,862
5.70%, 06/15/28	205	206,874
		5,221,705
Home Furnishings — 0.6%
Somnigroup International, Inc.
3.88%, 10/15/31(a)	405	374,583
4.00%, 04/15/29(a)	423	409,199
Whirlpool Corp.
2.40%, 05/15/31	165	133,453
4.50%, 06/01/46	265	178,081
4.60%, 05/15/50	260	174,823
4.70%, 05/14/32	165	144,827
4.75%, 02/26/29	330	318,624
5.15%, 03/01/43	145	108,119
5.50%, 03/01/33	137	123,303
5.75%, 03/01/34(b)	150	135,413
6.13%, 06/15/30(b)	270	264,771
6.50%, 06/15/33(b)	280	268,174
		2,633,370
Housewares — 0.1%
Central Garden & Pet Co.
4.13%, 10/15/30(b)	266	251,216
4.13%, 04/30/31(a)	236	221,386
5.13%, 02/01/28	124	123,484
		596,086
Insurance — 1.2%
American National Group, Inc., 7.00%, 12/01/55, (5-year CMT + 3.18%)(c)	265	258,966
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Inves, 7.88%, 11/01/29(a)	383	370,801
Assurant, Inc., 7.00%, 03/27/48, (3-mo. SOFR US + 4.40%)(c)	250	253,230
Asurion LLC/Asurion Co-Issuer, Inc., 8.00%, 12/31/32(a)	1,660	1,734,018
Fidelis Insurance Holdings Ltd., 7.75%, 06/15/55, (5-year CMT + 4.28%)(c)	240	253,358
Global Atlantic Fin Co.
7.25%, 03/01/56, (5-year CMT + 3.55%)(a)(b)(c)	295	290,770
7.95%, 10/15/54, (5-year CMT + 3.61%)(a)(c)	287	287,812
Liberty Mutual Group, Inc.
4.30%, 02/01/61(a)(b)	390	247,638
7.80%, 03/07/87(a)	230	255,980
Security	Par (000)	Value
Insurance (continued)
Nassau Companies of New York (The), 7.88%, 07/15/30(a)(b)	$210	$195,905
Ryan Specialty LLC
4.38%, 02/01/30(a)	210	203,792
5.88%, 08/01/32(a)	600	599,908
Wilton RE Ltd., 6.00%, (5-year CMT + 5.27%)(a)(c)(e)	170	164,356
		5,116,534
Internet — 1.4%
Cogent Communications Group LLC/Cogent Finance, Inc., 6.50%, 07/01/32(a)(b)	278	257,803
Gen Digital, Inc.
6.25%, 04/01/33(a)	490	477,503
6.75%, 09/30/27(a)	396	397,633
7.13%, 09/30/30(a)(b)	331	335,682
Go Daddy Operating Co. LLC/GD Finance Co., Inc.
3.50%, 03/01/29(a)	365	341,092
5.25%, 12/01/27(a)	330	329,329
Match Group Holdings II LLC
3.63%, 10/01/31(a)(b)	255	228,516
4.13%, 08/01/30(a)	251	235,732
4.63%, 06/01/28(a)	275	271,465
5.00%, 12/15/27(a)	206	205,355
5.63%, 02/15/29(a)	155	155,453
6.13%, 09/15/33(a)	380	375,458
Rakuten Group, Inc., 9.75%, 04/15/29(a)	935	1,025,706
Snap, Inc.
6.88%, 03/01/33(a)	719	699,973
6.88%, 03/15/34(a)	270	261,325
Ziff Davis, Inc., 4.63%, 10/15/30(a)(b)	198	187,145
		5,785,170
Iron & Steel — 0.9%
Carpenter Technology Corp., 5.63%, 03/01/34(a)	375	375,226
Champion Iron Canada, Inc., 7.88%, 07/15/32(a)	276	289,276
Commercial Metals Co.
3.88%, 02/15/31	155	144,063
4.13%, 01/15/30	155	148,827
4.38%, 03/15/32	140	131,794
5.75%, 11/15/33(a)	475	475,794
6.00%, 12/15/35(a)	505	504,500
Mineral Resources Ltd.
6.00%, 05/01/32(a)	149	147,845
6.25%, 05/01/34(a)	310	306,102
7.00%, 04/01/31(a)(b)	379	393,390
8.50%, 05/01/30(a)	301	310,044
9.25%, 10/01/28(a)	342	354,959
U.S. Steel Corp.
6.65%, 06/01/37	157	162,102
6.88%, 03/01/29	178	178,236
		3,922,158
Leisure Time — 1.5%
A&K Travel Group Holdings Ltd., 7.50%, 05/15/33	200	200,986
Acushnet Co., 5.63%, 12/01/33(a)	270	271,254
Carnival Corp.
5.13%, 05/01/29(a)	600	598,202
5.75%, 03/15/30(a)	485	492,034
5.75%, 08/01/32(a)	1,450	1,457,291
5.88%, 06/15/31(a)	495	502,041
6.13%, 02/15/33(a)	975	989,293
Life Time, Inc., 6.00%, 11/15/31(a)	265	269,008
75
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® BB Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Leisure Time (continued)
Viking Cruises Ltd.
5.88%, 10/15/33(a)	$875	$877,223
7.00%, 02/15/29(a)(b)	200	200,537
9.13%, 07/15/31(a)	375	395,149
		6,253,018
Lodging — 2.2%
Boyd Gaming Corp.
4.75%, 12/01/27	500	497,755
4.75%, 06/15/31(a)	472	454,902
Genting New York LLC/GENNY Capital, Inc., 7.25%, 10/01/29(a)	365	370,655
Hilton Domestic Operating Co., Inc.
3.63%, 02/15/32(a)	711	650,909
3.75%, 05/01/29(a)(b)	378	364,799
4.00%, 05/01/31(a)(b)	569	538,855
4.88%, 01/15/30	471	467,546
5.50%, 03/31/34(a)	485	481,416
5.75%, 09/15/33(a)	485	488,257
5.88%, 04/01/29(a)	280	283,851
5.88%, 03/15/33(a)	478	484,012
6.13%, 04/01/32(a)	220	224,090
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc, 6.63%, 01/15/32(a)	490	495,688
MGM Resorts International
4.75%, 10/15/28	378	374,365
5.50%, 04/15/27	345	345,486
6.13%, 09/15/29	420	425,511
6.50%, 04/15/32(b)	367	371,643
Travel + Leisure Co., 4.63%, 03/01/30(a)	152	146,637
Travel and Leisure Co.
4.50%, 12/01/29(a)	324	313,059
6.00%, 04/01/27	120	120,164
6.13%, 09/01/33(a)	263	260,629
Wyndham Hotels & Resorts, Inc.
4.38%, 08/15/28(a)(b)	240	236,112
5.63%, 03/01/33(a)	340	336,450
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 05/15/27(a)	433	433,391
		9,166,182
Machinery — 0.7%
ATS Corp., 4.13%, 12/15/28(a)	153	149,382
BWX Technologies, Inc.
4.13%, 06/30/28(a)	168	165,280
4.13%, 04/15/29(a)	183	177,784
Chart Industries, Inc., 7.50%, 01/01/30(a)	650	674,785
Esab Corp.
5.63%, 04/01/31(a)	485	489,466
6.25%, 04/15/29(a)	345	349,557
Mueller Water Products, Inc., 4.00%, 06/15/29(a)	230	222,777
Terex Corp.
5.00%, 05/15/29(a)	298	295,974
6.25%, 10/15/32(a)(b)	375	381,138
		2,906,143
Manufacturing — 0.6%
Amsted Industries, Inc.
4.63%, 05/15/30(a)	204	197,782
6.38%, 03/15/33(a)	272	276,709
Avient Corp.
6.25%, 11/01/31(a)	360	365,228
7.13%, 08/01/30(a)	355	361,560
Security	Par (000)	Value
Manufacturing (continued)
Axon Enterprise, Inc.
6.13%, 03/15/30(a)	$501	$512,280
6.25%, 03/15/33(a)(b)	395	405,334
Enpro, Inc., 6.13%, 06/01/33(a)	249	253,759
Trinity Industries, Inc., 7.75%, 07/15/28(a)	260	266,875
		2,639,527
Media — 6.6%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 02/01/31(a)	968	879,198
4.25%, 01/15/34(a)(b)	660	553,579
4.50%, 08/15/30(a)	925	862,808
4.50%, 05/01/32(b)	909	798,245
4.50%, 06/01/33(a)(b)	555	476,804
4.75%, 03/01/30(a)	1,035	981,107
4.75%, 02/01/32(a)(b)	385	344,741
5.00%, 02/01/28(a)	792	782,704
5.13%, 05/01/27(a)	306	305,662
5.38%, 06/01/29(a)	481	473,237
6.38%, 09/01/29(a)(b)	474	474,825
7.00%, 02/01/33(a)(b)	585	576,654
7.38%, 03/01/31(a)(b)	337	341,119
7.38%, 02/01/36(a)(b)	405	397,045
Directv Financing LLC, 8.88%, 02/01/30(a)	1,180	1,201,119
Directv Financing LLC/Directv Financing Co-Obligor, Inc.
5.88%, 08/15/27(a)	701	701,520
10.00%, 02/15/31(a)	1,040	1,082,110
Discovery Communications LLC
3.63%, 05/15/30	460	432,441
3.95%, 03/20/28	620	609,913
4.13%, 05/15/29	330	321,770
5.00%, 09/20/37	240	182,400
6.35%, 06/01/40	220	173,819
Nexstar Media, Inc.
4.75%, 11/01/28(a)	482	474,896
6.50%, 09/15/33(a)	1,640	1,652,621
7.25%, 04/15/34(a)(b)	845	850,396
Paramount Global
4.20%, 05/19/32	555	485,013
4.38%, 03/15/43	680	433,635
4.60%, 01/15/45	275	171,859
4.85%, 07/01/42	250	168,271
4.90%, 08/15/44	250	163,945
4.95%, 01/15/31	680	641,450
4.95%, 05/19/50	475	298,321
5.25%, 04/01/44	150	101,544
5.50%, 05/15/33	225	203,911
5.85%, 09/01/43	615	451,451
5.90%, 10/15/40	155	120,346
6.88%, 04/30/36(b)	545	506,987
7.88%, 07/30/30	375	399,041
Sirius XM Radio LLC
3.88%, 09/01/31(a)(b)	762	689,803
4.00%, 07/15/28(a)	1,010	980,818
4.13%, 07/01/30(a)	713	663,439
5.00%, 08/01/27(a)	590	588,302
5.50%, 07/01/29(a)(b)	592	587,730
5.88%, 04/15/32(a)(b)	600	589,975
Sunrise FinCo I BV, 4.88%, 07/15/31(a)	502	482,281
Versant Media Group, Inc., 7.25%, 01/30/31(a)(b)	495	513,941
Schedule of Investments
76

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® BB Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Media (continued)
Virgin Media Secured Finance PLC
4.50%, 08/15/30(a)	$450	$398,299
5.50%, 05/15/29(a)	760	733,298
VZ Secured Financing BV
5.00%, 01/15/32(a)	780	683,492
7.50%, 01/15/33(a)	550	533,122
Ziggo BV, 4.88%, 01/15/30(a)	560	526,779
		28,047,786
Metal Fabricate & Hardware — 0.2%
Advanced Drainage Systems, Inc.
5.38%, 03/01/34(a)	270	266,183
6.38%, 06/15/30(a)	220	223,159
Roller Bearing Co of America, Inc., 4.38%, 10/15/29(a)	255	249,335
		738,677
Mining — 1.5%
Alcoa Nederland Holding BV
4.13%, 03/31/29(a)	245	238,104
7.13%, 03/15/31(a)	375	385,903
Alumina Pty. Ltd.
6.13%, 03/15/30(a)	175	178,878
6.38%, 09/15/32(a)	285	293,026
Arsenal AIC Parent LLC, 8.00%, 10/01/30(a)	366	382,632
Constellium SE
3.75%, 04/15/29(a)	265	255,567
5.63%, 06/15/28(a)	210	209,775
6.38%, 08/15/32(a)	215	220,477
Fortescue Treasury Pty Ltd.
4.50%, 09/15/27(a)	280	277,816
5.88%, 04/15/30(a)	255	260,187
Fortescue Treasury Pty. Ltd.
4.38%, 04/01/31(a)	497	474,903
6.13%, 04/15/32(a)(b)	388	400,990
Hudbay Minerals, Inc., 6.13%, 04/01/29(a)	275	276,076
Novelis Corp.
3.88%, 08/15/31(a)	344	312,706
4.75%, 01/30/30(a)	799	765,428
6.38%, 08/15/33(a)	375	376,574
6.88%, 01/30/30(a)(b)	397	407,011
Perenti Finance Pty Ltd., 7.50%, 04/26/29(a)	220	226,885
PLS Group Ltd., 6.88%, 05/01/31(a)	175	179,136
		6,122,074
Office & Business Equipment — 0.1%
Zebra Technologies Corp., 6.50%, 06/01/32(a)	262	267,097
Office Furnishings — 0.0%
HNI Corp., 5.13%, 01/18/29(a)	154	152,093
Oil & Gas — 5.5%
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
5.88%, 06/30/29(a)	258	258,330
6.63%, 10/15/32(a)	320	328,373
6.63%, 07/15/33(a)	255	261,986
Breakwater Energy Holdings SARL, 9.25%, 11/15/30(a)	460	489,893
California Resources Corp.
7.00%, 01/15/34(a)	366	373,478
8.25%, 06/15/29(a)	285	297,181
Chord Energy Corp.
6.00%, 10/01/30(a)	380	387,332
6.75%, 03/15/33(a)	395	411,026
Security	Par (000)	Value
Oil & Gas (continued)
CNX Resources Corp.
5.88%, 03/01/34(a)	$240	$238,077
7.25%, 03/01/32(a)	320	333,388
7.38%, 01/15/31(a)	265	273,149
Crescent Energy Finance LLC
7.38%, 01/15/33(a)	488	499,445
7.63%, 04/01/32(a)	518	533,373
7.75%, 07/31/29(a)	125	125,781
7.88%, 04/15/32(a)	490	507,986
8.38%, 01/15/34(a)	295	311,986
DBR Land Holdings LLC, 6.25%, 12/01/30(a)	245	250,819
Diamond Foreign Asset Co./Diamond Finance LLC, 8.50%, 10/01/30(a)	216	227,777
Hilcorp Energy I LP/Hilcorp Finance Co.
5.75%, 02/01/29(a)	297	296,815
6.00%, 04/15/30(a)	253	251,998
6.00%, 02/01/31(a)	312	308,349
6.25%, 11/01/28(a)	273	274,443
6.25%, 04/15/32(a)	232	230,479
6.88%, 05/15/34(a)	254	255,262
7.25%, 02/15/35(a)(b)	481	490,567
8.38%, 11/01/33(a)	292	312,236
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.88%, 12/01/32(a)	180	186,242
Matador Resources Co.
6.00%, 04/15/34(a)	375	376,425
6.25%, 04/15/33(a)(b)	385	391,532
6.50%, 04/15/32(a)	446	455,439
Murphy Oil Corp.
5.88%, 12/01/42	155	134,522
6.00%, 10/01/32(b)	310	312,042
6.50%, 02/15/34	255	256,966
Nabors Industries, Inc.
7.63%, 11/15/32(a)	365	380,851
9.13%, 01/31/30(a)	275	288,812
Noble Finance II LLC, 8.00%, 04/15/30(a)(b)	706	734,287
PBF Holding Co. LLC/PBF Finance Corp.
6.00%, 02/15/28	391	390,660
7.88%, 09/15/30(a)(b)	256	262,427
9.88%, 03/15/30(a)(b)	420	451,296
Precision Drilling Corp., 6.88%, 01/15/29(a)	150	151,354
Range Resources Corp., 4.75%, 02/15/30(a)	233	228,610
Seadrill Finance Ltd., 8.38%, 08/01/30(a)	345	361,671
SM Energy Co.
6.50%, 07/15/28	150	150,438
6.63%, 04/15/34(a)	485	491,705
6.75%, 08/01/29(a)	425	435,963
7.00%, 08/01/32(a)	370	379,812
8.63%, 11/01/30(a)	533	563,794
8.75%, 07/01/31(a)(b)	693	727,001
9.63%, 06/15/33(a)	392	436,798
Sunoco LP
4.50%, 10/01/29(a)	388	380,238
4.63%, 05/01/30(a)	370	359,841
5.38%, 07/15/31(a)	315	313,524
5.63%, 03/15/31(a)	495	496,837
5.63%, 07/15/34(a)	300	295,965
5.88%, 07/15/27(a)	190	189,995
5.88%, 03/15/34(a)	445	443,403
6.25%, 07/01/33(a)	485	495,681
6.63%, 08/15/32(a)	241	246,400
77
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® BB Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
7.00%, 05/01/29(a)	$385	$397,571
7.25%, 05/01/32(a)	371	388,559
Sunoco LP/Sunoco Finance Corp.
4.50%, 05/15/29	417	409,510
4.50%, 04/30/30	404	392,547
5.88%, 03/15/28	165	165,202
7.00%, 09/15/28(a)(b)	203	207,835
Valaris Ltd., 8.38%, 04/30/30(a)	578	602,721
Vermilion Energy, Inc.
6.88%, 05/01/30(a)	175	176,764
7.25%, 02/15/33(a)	175	177,515
		23,218,284
Oil & Gas Services — 1.2%
Archrock Partners LP/Archrock Partners Finance Corp., 6.63%, 09/01/32(a)	383	394,090
Archrock Services LP/Archrock Partners Finance Corp., 6.00%, 02/01/34(a)	370	372,411
Bristow Group, Inc., 6.75%, 02/01/33(a)	245	249,309
Enerflex, Inc., 6.88%, 01/15/31(a)	190	195,739
Helix Energy Solutions Group, Inc., 9.75%, 03/01/29(a)	170	178,550
Kodiak Gas Services LLC
5.88%, 04/01/31(a)(b)	480	483,488
6.50%, 10/01/33(a)	382	390,749
6.75%, 10/01/35(a)(b)	300	311,621
Oceaneering International, Inc., 6.00%, 02/01/28	132	132,923
TGS ASA, 8.50%, 01/15/30(a)	260	271,516
USA Compression Partners LP/USA Compression Finance Corp.
6.25%, 10/01/33(a)(b)	397	400,617
7.13%, 03/15/29(a)(b)	470	485,714
WBI Operating LLC
6.25%, 10/15/30(a)	440	446,120
6.50%, 10/15/33(a)	300	303,228
Weatherford International Ltd., 6.75%, 10/15/33(a)	602	624,539
		5,240,614
Packaging & Containers — 1.2%
Ball Corp.
2.88%, 08/15/30	622	565,785
3.13%, 09/15/31(b)	400	362,685
5.50%, 09/15/33	355	355,944
6.00%, 06/15/29	480	488,325
Cascades, Inc./Cascades USA, Inc.
5.38%, 01/15/28(a)	205	201,402
6.75%, 07/15/30(a)	230	232,277
Clydesdale Acquisition Holdings, Inc.
6.63%, 04/15/29(a)	275	270,675
6.75%, 04/15/32(a)	663	623,762
6.88%, 01/15/30(a)	260	254,202
Crown Americas LLC
5.25%, 04/01/30	265	266,017
5.88%, 06/01/33	365	367,654
Graphic Packaging International LLC
3.50%, 03/15/28(a)	190	183,773
3.50%, 03/01/29(a)	165	156,567
3.75%, 02/01/30(a)(b)	185	172,791
4.75%, 07/15/27(a)	102	101,137
6.38%, 07/15/32(a)(b)	260	259,490
Silgan Holdings, Inc., 4.13%, 02/01/28(b)	259	254,768
		5,117,254
Security	Par (000)	Value
Pharmaceuticals — 1.3%
AdaptHealth LLC
4.63%, 08/01/29(a)(b)	$275	$266,292
5.13%, 03/01/30(a)	330	320,925
6.13%, 08/01/28(a)	40	39,992
CVS Health Corp.
6.75%, 12/10/54, (5-year CMT + 2.52%)(c)	372	385,402
7.00%, 03/10/55, (5-year CMT + 2.89%)(c)	1,138	1,180,695
Elanco Animal Health, Inc., 6.40%, 08/28/28	375	383,342
Endo Finance Holdings LP, 8.50%, 04/15/31(a)(b)	492	521,545
HLF Financing SARL LLC/Herbalife International, Inc., 7.75%, 05/01/33(a)	390	398,345
Jazz Securities DAC, 4.38%, 01/15/29(a)(b)	700	684,592
Organon & Co./Organon Foreign Debt Co-Issuer BV
4.13%, 04/30/28(a)	1,029	1,015,609
6.75%, 05/15/34(a)	280	295,216
		5,491,955
Pipelines — 5.9%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.38%, 06/15/29(a)	342	341,653
5.75%, 01/15/28(a)	302	301,959
5.75%, 10/15/33(a)	323	322,361
5.75%, 07/01/34(a)	330	329,150
6.63%, 02/01/32(a)	332	340,455
Buckeye Partners LP
4.13%, 12/01/27	156	153,363
4.50%, 03/01/28(a)	230	227,881
5.60%, 10/15/44	150	133,143
5.85%, 11/15/43	195	178,602
6.75%, 02/01/30(a)	263	272,070
6.88%, 07/01/29(a)	350	361,377
CNX Midstream Partners LP, 4.75%, 04/15/30(a)	205	198,380
CQP Holdco LP/BIP-V Chinook Holdco LLC
5.50%, 06/15/31(a)	796	786,298
7.50%, 12/15/33(a)	275	292,390
Energy Transfer LP
6.50%, 02/15/56, (5-year CMT + 2.68%)(c)	593	594,598
6.75%, 02/15/56, (5-year CMT + 2.48%)(c)	375	377,695
7.13%, 10/01/54, (5-year CMT + 2.83%)(b)(c)	190	195,078
8.00%, 05/15/54, (5-year CMT + 4.02%)(c)	391	414,470
Excelerate Energy LP, 8.00%, 05/15/30(a)	115	121,956
Harvest Midstream I LP
7.50%, 09/01/28(a)	305	307,010
7.50%, 05/15/32(a)	280	291,522
Hess Midstream Operations LP
4.25%, 02/15/30(a)	382	370,485
5.13%, 06/15/28(a)	264	262,782
5.50%, 10/15/30(a)	201	201,093
5.88%, 03/01/28(a)	396	399,891
6.50%, 06/01/29(a)	301	308,397
Howard Midstream Energy Partners LLC
6.63%, 01/15/34(a)	375	381,485
7.38%, 07/15/32(a)	330	344,110
Kinetik Holdings LP
5.88%, 06/15/30(a)	481	482,627
6.63%, 12/15/28(a)	554	565,132
Northriver Midstream Finance LP, 6.75%, 07/15/32(a)	315	322,521
NuStar Logistics LP, 6.38%, 10/01/30(b)	283	294,186
Rockies Express Pipeline LLC
4.80%, 05/15/30(a)	170	165,653
4.95%, 07/15/29(a)	285	281,100
Schedule of Investments
78

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® BB Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
6.75%, 03/15/33(a)	$260	$271,083
6.88%, 04/15/40(a)	255	257,520
7.50%, 07/15/38(a)	135	142,254
South Bow Canadian Infrastructure Holdings Ltd.
7.50%, 03/01/55, (5-year CMT + 3.67%)(b)(c)	305	322,457
7.63%, 03/01/55, (5-year CMT + 3.95%)(c)	215	224,398
Venture Global Calcasieu Pass LLC
3.88%, 11/01/33(a)	600	534,707
6.00%, 05/01/36(a)	280	282,179
6.25%, 01/15/30(a)	485	499,162
3.88%, 08/15/29(a)	586	561,361
4.13%, 08/15/31(a)	600	562,053
Venture Global LNG, Inc.
7.00%, 01/15/30(a)	728	748,841
8.13%, 06/01/28(a)	1,096	1,121,450
8.38%, 06/01/31(a)(b)	1,095	1,141,684
9.50%, 02/01/29(a)	1,457	1,590,122
9.88%, 02/01/32(a)(b)	972	1,042,815
Venture Global Plaquemines LNG LLC
6.13%, 12/15/30(a)	840	866,274
6.50%, 01/15/34(a)	960	1,005,601
6.50%, 06/15/34(a)	595	622,628
6.75%, 01/15/36(a)(b)	970	1,031,149
7.50%, 05/01/33(a)	599	664,269
7.75%, 05/01/35(a)	620	697,323
		25,110,203
Real Estate — 0.6%
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp., 7.00%, 04/15/30(a)	300	300,141
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp., 9.75%, 04/15/30(a)	250	266,968
Cushman & Wakefield U.S. Borrower LLC
6.75%, 05/15/28(a)	268	268,022
8.88%, 09/01/31(a)	190	200,001
Greystar Real Estate Partners LLC, 7.75%, 09/01/30(a)	180	187,520
Howard Hughes Corp.(The)
4.13%, 02/01/29(a)	283	272,487
4.38%, 02/01/31(a)	350	327,721
5.88%, 03/01/32(a)	260	254,382
6.13%, 03/01/34(a)	265	259,666
Newmark Group, Inc., 7.50%, 01/12/29	235	247,385
		2,584,293
Real Estate Investment Trusts — 3.0%
Arbor Realty SR, Inc.
7.88%, 07/15/30(a)(b)	259	244,664
8.50%, 12/15/28(a)(b)	205	203,110
Brandywine Operating Partnership LP
3.95%, 11/15/27	233	227,358
4.55%, 10/01/29	145	134,881
6.13%, 01/15/31(b)	170	158,217
8.30%, 03/15/28	170	176,738
8.88%, 04/12/29	265	277,347
Iron Mountain Information Management Services, Inc., 5.00%, 07/15/32(a)	385	371,740
Iron Mountain, Inc.
4.50%, 02/15/31(a)	533	512,200
4.88%, 09/15/27(a)	524	522,829
4.88%, 09/15/29(a)	497	490,135
5.00%, 07/15/28(a)	232	231,241
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
5.25%, 03/15/28(a)	$400	$399,636
5.25%, 07/15/30(a)	629	622,491
5.63%, 07/15/32(a)	296	293,891
6.25%, 01/15/33(a)(b)	580	588,982
7.00%, 02/15/29(a)	485	495,644
Millrose Properties, Inc.
6.25%, 09/15/32(a)	365	366,599
6.38%, 08/01/30(a)	603	610,697
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
4.88%, 05/15/29(a)	378	367,697
5.88%, 10/01/28(a)	375	374,103
7.00%, 02/01/30(a)	276	281,778
RHP Hotel Properties LP/RHP Finance Corp.
4.50%, 02/15/29(a)	315	309,670
5.75%, 03/15/34(a)	346	343,927
6.50%, 04/01/32(a)(b)	512	525,369
6.50%, 06/15/33(a)	306	315,184
7.25%, 07/15/28(a)	163	166,793
RLJ Lodging Trust LP, 4.00%, 09/15/29(a)(b)	263	248,508
SBA Communications Corp., 3.13%, 02/01/29	767	738,354
Starwood Property Trust, Inc.
5.25%, 10/15/28(a)	255	253,781
5.75%, 01/15/31(a)	270	269,736
6.00%, 04/15/30(a)	200	202,337
6.50%, 07/01/30(a)	231	236,670
6.50%, 10/15/30(a)	245	251,984
7.25%, 04/01/29(a)	300	310,877
Vornado Realty LP
3.40%, 06/01/31	185	168,138
5.75%, 02/01/33	260	260,441
		12,553,747
Retail — 4.7%
Academy Ltd., 6.00%, 11/15/27(a)	150	150,001
Advance Auto Parts, Inc.
1.75%, 10/01/27	159	151,809
3.50%, 03/15/32	176	154,735
3.90%, 04/15/30	265	248,567
5.95%, 03/09/28	149	151,572
7.00%, 08/01/30(a)(b)	490	505,472
7.38%, 08/01/33(a)(b)	485	500,438
Asbury Automotive Group, Inc.
4.50%, 03/01/28	180	178,227
4.63%, 11/15/29(a)	415	403,882
4.75%, 03/01/30(b)	220	214,255
5.00%, 02/15/32(a)(b)	300	287,679
Bath & Body Works, Inc.
5.25%, 02/01/28	229	229,518
6.63%, 10/01/30(a)	445	450,980
7.50%, 06/15/29	174	176,583
6.75%, 07/01/36(b)	285	277,162
6.88%, 11/01/35(b)	382	376,827
Brinker International, Inc., 8.25%, 07/15/30(a)(b)	140	146,431
Burger King (Restaurant Brands International, Inc.)/New Red Finance, Inc.
3.50%, 02/15/29(a)	355	342,056
3.88%, 01/15/28(a)	763	748,803
4.00%, 10/15/30(a)	1,405	1,336,659
4.38%, 01/15/28(a)	370	365,335
5.63%, 09/15/29(a)	238	240,136
6.13%, 06/15/29(a)	593	603,460
79
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® BB Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail (continued)
FirstCash, Inc.
4.63%, 09/01/28(a)	$220	$216,300
5.63%, 01/01/30(a)	265	263,724
6.13%, 05/01/34(a)	255	254,394
6.88%, 03/01/32(a)	275	281,842
Gap, Inc.(The)
3.63%, 10/01/29(a)	380	358,521
3.88%, 10/01/31(a)	386	353,159
Group 1 Automotive, Inc.
4.00%, 08/15/28(a)	355	345,633
6.38%, 01/15/30(a)	255	259,143
Ken Garff Automotive LLC, 4.88%, 09/15/28(a)	189	186,727
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 4.75%, 06/01/27(a)	375	374,322
Kohl's Corp., 10.00%, 06/01/30(a)	160	173,118
Lithia Motors, Inc.
3.88%, 06/01/29(a)	421	403,485
4.38%, 01/15/31(a)	280	265,942
4.63%, 12/15/27(a)	173	172,183
5.50%, 10/01/30(a)	300	298,410
Macy's Retail Holdings LLC
4.30%, 02/15/43	120	80,486
4.50%, 12/15/34(b)	198	172,790
5.13%, 01/15/42	139	105,102
6.13%, 03/15/32(a)(b)	201	201,097
7.38%, 08/01/33(a)(b)	263	273,946
Murphy Oil USA, Inc.
3.75%, 02/15/31(a)(b)	258	240,980
4.75%, 09/15/29	247	244,443
5.63%, 05/01/27	168	168,273
Nordstrom, Inc.
4.25%, 08/01/31	221	203,431
4.38%, 04/01/30(b)	270	256,571
5.00%, 01/15/44	465	325,090
6.95%, 03/15/28	140	142,778
Penske Automotive Group, Inc., 3.75%, 06/15/29(b)	260	249,246
QXO Building Products, Inc., 6.75%, 04/30/32(a)	1,141	1,163,866
Sally Holdings LLC/Sally Capital, Inc., 6.75%, 04/01/32(b)	326	336,009
Sonic Automotive, Inc.
4.63%, 11/15/29(a)(b)	332	324,786
4.88%, 11/15/31(a)(b)	266	255,751
Superior Plus LP/Superior General Partner, Inc., 4.50%, 03/15/29(a)	330	319,987
Vivo Energy Investments BV, 5.13%, 09/24/27(a)	160	158,397
Yum! Brands, Inc.
3.63%, 03/15/31	514	478,764
4.63%, 01/31/32	540	519,511
4.75%, 01/15/30(a)	398	394,128
5.35%, 11/01/43	135	128,466
5.38%, 04/01/32	486	486,340
6.88%, 11/15/37	155	170,615
		19,848,343
Semiconductors — 0.8%
Amkor Technology, Inc., 5.88%, 10/01/33(a)	275	276,495
Entegris, Inc.
3.63%, 05/01/29(a)(b)	171	163,096
4.38%, 04/15/28(a)	200	197,152
4.75%, 04/15/29(a)	787	780,908
5.95%, 06/15/30(a)(b)	423	428,203
Security	Par (000)	Value
Semiconductors (continued)
Kioxia Holdings Corp.
6.25%, 07/24/30(a)	$600	$617,961
6.63%, 07/24/33(a)	485	507,000
ON Semiconductor Corp., 3.88%, 09/01/28(a)	380	370,456
Synaptics, Inc., 4.00%, 06/15/29(a)(b)	170	161,662
		3,502,933
Software — 2.2%
Cloud Software Group, Inc.
6.50%, 03/31/29(a)	1,965	1,913,234
6.63%, 08/15/33(a)(b)	500	447,831
8.25%, 06/30/32(a)	885	840,784
Elastic NV, 4.13%, 07/15/29(a)	240	227,804
Fair Isaac Corp.
4.00%, 06/15/28(a)	442	430,921
6.00%, 05/15/33(a)	720	710,081
6.25%, 09/15/34(a)	480	472,487
OAK-Eagle Acquireco, Inc., 7.25%, 07/01/33(a)	1,400	1,442,583
Open Text Corp.
3.88%, 02/15/28(a)	482	466,367
3.88%, 12/01/29(a)	399	359,614
Open Text Holdings, Inc.
4.13%, 02/15/30(a)	452	406,906
4.13%, 12/01/31(a)(b)	303	258,724
PTC, Inc., 4.00%, 02/15/28(a)	265	258,695
RingCentral, Inc., 8.50%, 08/15/30(a)	168	176,438
ROBLOX Corp., 3.88%, 05/01/30(a)	511	484,014
Twilio, Inc.
3.63%, 03/15/29(b)	250	240,422
3.88%, 03/15/31(b)	240	224,028
		9,360,933
Telecommunications — 6.3%
APLD ComputeCo 2 LLC, 6.75%, 03/15/31(a)	1,050	1,039,558
APLD ComputeCo LLC, 9.25%, 12/15/30(a)	1,145	1,230,743
Bell Telephone Co. of Canada or Bell Canada
6.88%, 09/15/55, (5-year CMT + 2.39%)(c)	465	477,067
7.00%, 09/15/55, (5-year CMT + 2.36%)(c)	650	674,538
Black Pearl Compute LLC, 6.13%, 02/15/31(a)	995	1,009,515
British Telecommunications PLC, 4.88%, 11/23/81, (5-year CMT + 3.49%)(a)(c)	305	293,693
Ciena Corp., 4.00%, 01/31/30(a)	159	152,302
Cipher Compute LLC, 7.13%, 11/15/30(a)(b)	835	865,485
Core Scientific Finance I LLC, 7.75%, 05/15/31(a)	1,068	1,065,334
Edged Compute LLC, 7.50%, 04/30/31(a)	625	612,821
Fibercop SpA
Series 2033, 6.38%, 11/15/33(a)	160	159,800
Series 2034, 6.00%, 09/30/34(a)	285	273,302
Series 2036, 7.20%, 07/18/36(a)	245	244,388
Series 2038, 7.72%, 06/04/38(a)	256	256,678
Flash Compute LLC, 7.25%, 12/31/30(a)	650	663,046
Level 3 Financing, Inc.
6.88%, 06/30/33(a)	975	1,006,231
7.00%, 03/31/34(a)	1,170	1,213,556
Meridian Arc Holdco LLC, 6.25%, 04/30/31(a)	2,770	2,769,370
Millicom International Cellular SA
4.50%, 04/27/31(a)	345	322,035
5.13%, 01/15/28(a)	235	233,965
6.25%, 03/25/29(a)	355	357,127
7.38%, 04/02/32(a)	280	289,716
Rogers Communications, Inc.
7.00%, 04/15/55, (5-year CMT + 2.65%)(c)	500	510,345
Schedule of Investments
80

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® BB Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Telecommunications (continued)
7.13%, 04/15/55, (5-year CMT + 2.62%)(c)	$505	$520,963
SE COSMOS LLC, 8.88%, 05/01/31(a)	250	248,750
SES AMERICOM, Inc., 5.30%, 03/25/44(a)(b)	60	46,864
SV RNO Property Owner 1 LLC, 5.88%, 03/01/31(a)	1,890	1,854,371
Telecom Italia Capital SA
6.00%, 09/30/34(b)	266	273,558
6.38%, 11/15/33(b)	265	278,098
7.20%, 07/18/36	215	234,684
7.72%, 06/04/38	241	272,876
TELUS Corp.
6.63%, 10/15/55, (5-year CMT + 2.77%)(c)	319	322,564
7.00%, 10/15/55, (5-year CMT + 2.71%)(c)	390	403,388
Series ., 6.38%, 06/09/56, (5-year CMT + 2.69%)(c)	385	385,044
Series ..., 6.63%, 06/09/56, (5-year CMT + 2.52%)(c)	370	367,963
Vmed O2 U.K. Financing I PLC
4.25%, 01/31/31(a)	689	593,173
4.75%, 07/15/31(a)	710	614,219
6.75%, 01/15/33(a)	435	397,628
7.75%, 04/15/32(a)	340	330,536
Vodafone Group PLC
4.13%, 06/04/81, (5-year CMT + 2.77%)(c)	490	456,455
5.13%, 06/04/81, (5-year CMT + 3.07%)(c)	475	374,041
7.00%, 04/04/79, (5-year USD Swap + 4.87%)(c)	984	1,026,192
WULF Compute LLC, 7.75%, 10/15/30(a)	1,588	1,668,481
Zegona Finance PLC, 8.63%, 07/15/29(a)	366	382,863
		26,773,326
Transportation — 0.6%
Danaos Corp., 6.88%, 10/15/32(a)	300	308,131
First Student Bidco, Inc./First Transit Parent, Inc., 4.00%, 07/31/29(a)	350	334,835
Genesee & Wyoming, Inc., 6.25%, 04/15/32(a)	345	353,105
Rand Parent LLC, 8.50%, 02/15/30(a)	378	392,647
RXO, Inc., 6.38%, 05/15/31(a)	190	188,147
Stonepeak Nile Parent LLC, 7.25%, 03/15/32(a)	260	272,041
XPO CNW, Inc., 6.70%, 05/01/34	158	166,259
XPO, Inc.
7.13%, 06/01/31(a)(b)	173	179,078
7.13%, 02/01/32(a)	281	293,033
		2,487,276
Trucking & Leasing — 0.4%
FTAI Aviation Investors LLC
5.50%, 05/01/28(a)	367	366,849
Security	Par (000)	Value
Trucking & Leasing (continued)
5.88%, 04/15/33(a)	$271	$269,473
7.00%, 05/01/31(a)	344	356,013
7.00%, 06/15/32(a)	400	412,895
7.88%, 12/01/30(a)	210	220,495
		1,625,725
Total Long-Term Investments — 97.8% (Cost: $416,099,020)		414,066,111
	Shares
Short-Term Securities
Money Market Funds — 11.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.83%(f)(g)(h)	44,389,644	44,402,960
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.61%(f)(g)	6,170,000	6,170,000
Total Short-Term Securities — 11.9% (Cost: $50,556,901)		50,572,960
Total Investments — 109.7% (Cost: $466,655,921)		464,639,071
Liabilities in Excess of Other Assets — (9.7)%		(40,994,885)
Net Assets — 100.0%		$423,644,186

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(e)	Perpetual security with no stated maturity date.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.
81
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® BB Rated Corporate Bond ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/26	Shares Held at 04/30/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$41,148,602	$3,268,648 (a)	$—	$(8,001)	$(6,289)	$44,402,960	44,389,644	$88,764 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	9,090,000	—	(2,920,000)(a)	—	—	6,170,000	6,170,000	64,000	—
				$(8,001)	$(6,289)	$50,572,960		$152,764	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$414,066,111	$—	$414,066,111
Short-Term Securities
Money Market Funds	50,572,960	—	—	50,572,960
	$50,572,960	$414,066,111	$—	$464,639,071
See notes to financial statements.
Schedule of Investments
82

Schedule of Investments (unaudited)
April 30, 2026
iShares® Convertible Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Convertible Bonds
Aerospace & Defense — 0.8%
AeroVironment, Inc., 0.00% 07/15/30(a)	$14,650	$14,899,798
Intuitive Machines, Inc., 2.50%, 10/01/30(b)	6,000	13,324,013
Joby Aviation, Inc., 0.75%, 02/15/32	11,375	10,420,651
Voyager Technologies, Inc., 0.75%, 11/15/30(b)	7,500	8,529,146
		47,173,608
Airlines — 0.1%
JetBlue Airways Corp., 2.50%, 09/01/29	7,650	7,636,821
Auto Manufacturers — 1.9%
Fisker, Inc., 2.50%, 09/15/26(b)(c)(d)	9,762	3,785
Li Auto, Inc., 0.25%, 05/01/28	13,950	13,919,069
Lucid Group, Inc.
5.00%, 04/01/30(b)	15,950	7,829,139
7.00%, 11/01/31(b)	16,100	9,097,053
NIO, Inc.
3.88%, 10/15/29	9,650	10,123,537
4.63%, 10/15/30	9,550	10,013,111
Rivian Automotive, Inc.
3.63%, 10/15/30	30,525	31,682,452
4.63%, 03/15/29	27,275	31,264,484
		113,932,630
Biotechnology — 4.6%
Alnylam Pharmaceuticals, Inc.
0.00%, 09/15/28(a)(b)	11,500	10,638,073
1.00%, 09/15/27	17,800	21,924,371
ANI Pharmaceuticals, Inc., 2.25%, 09/01/29	5,350	6,807,576
Arrowhead Pharmaceuticals, Inc., 0.00% 01/15/32(a)	12,571	14,321,889
BioMarin Pharmaceutical, Inc., 1.25%, 05/15/27	10,228	9,902,025
Bridgebio Pharma, Inc.
0.75%, 02/01/33(b)	10,686	10,555,338
1.75%, 03/01/31	9,875	16,267,029
2.25%, 02/01/29	12,975	14,429,337
2.50%, 03/15/27	9,745	16,892,300
CRISPR Therapeutics AG, 1.73%, 03/01/31(b)	10,437	10,909,110
Cytokinetics, Inc., 1.75%, 10/01/31(b)	13,350	17,016,743
Halozyme Therapeutics, Inc.
0.00%, 02/15/31(a)(b)	12,990	12,658,780
0.88%, 11/15/32(b)	12,915	12,731,320
1.00%, 08/15/28	7,875	10,047,851
Immunocore Holdings PLC, 2.50%, 02/01/30	6,350	5,670,547
Innoviva, Inc., 2.13%, 03/15/28	4,250	4,595,966
Ionis Pharmaceuticals, Inc.
0.00%, 12/01/30(a)(b)	13,100	13,646,318
1.75%, 06/15/28	10,025	14,943,933
Ligand Pharmaceuticals, Inc., 0.75%, 10/01/30(b)	7,899	10,608,882
NeoGenomics, Inc., 0.25%, 01/15/28	5,254	4,859,035
PTC Therapeutics, Inc., 1.50%, 09/15/26	4,825	6,134,271
Revolution Medicines, Inc., 0.50%, 05/01/33	9,000	9,955,052
Sarepta Therapeutics, Inc., 4.88%, 09/01/30(b)	15,650	13,427,665
Travere Therapeutics, Inc., 2.25%, 03/01/29	5,300	7,927,627
		276,871,038
Coal — 0.2%
Peabody Energy Corp., 3.25%, 03/01/28	5,225	8,042,718
Ramaco Resources, Inc., 0.00% 11/01/31(a)	5,825	4,502,960
		12,545,678
Commercial Services — 1.9%
Affirm Holdings, Inc., 0.75%, 12/15/29	15,595	16,383,693
Alarm.com Holdings, Inc., 2.25%, 06/01/29	8,225	7,741,586
Security	Par (000)	Value
Commercial Services (continued)
Block, Inc., 0.25%, 11/01/27	$9,529	$8,983,263
Euronet Worldwide, Inc., 0.63%, 10/01/30(b)	17,165	15,506,059
Global Payments, Inc., 1.50%, 03/01/31	34,113	30,651,652
Hertz Corp. (The), 5.50%, 10/01/30(b)	8,225	7,053,387
Repay Holdings Corp., 2.88%, 07/15/29(b)	4,725	4,188,552
Shift4 Payments, Inc., 0.50%, 08/01/27	10,675	10,072,276
Stride, Inc., 1.13%, 09/01/27	7,433	14,046,939
		114,627,407
Computers — 13.2%
Check Point Software Technologies Ltd., 0.00% 12/15/30(a)(b)	35,550	32,239,396
CyberArk Software Ltd., 0.00% 06/15/30(a)(b)	21,875	23,826,860
Lumentum Holdings, Inc.
0.38%, 03/15/32(b)	21,850	106,480,615
0.50%, 06/15/28	14,775	101,493,617
Okta, Inc., 0.38%, 06/15/26	3,677	3,656,269
PAR Technology Corp., 4.00%, 03/15/31(b)	5,050	5,381,335
Parsons Corp., 2.63%, 03/01/29	13,400	13,158,445
Rapid7, Inc.
0.25%, 03/15/27	10,155	9,628,725
1.25%, 03/15/29	4,975	4,054,639
Rubrik, Inc., 0.00% 06/15/30(a)(b)	19,803	17,777,361
Seagate HDD Cayman, 3.50%, 06/01/28	6,725	54,769,656
Super Micro Computer, Inc.
0.00%, 06/15/30(a)(b)	40,475	32,678,181
2.25%, 07/15/28	11,875	11,008,227
3.50%, 03/01/29	30,303	26,473,066
Varonis Systems, Inc., 1.00%, 09/15/29	7,600	6,934,440
Western Digital Corp., 3.00%, 11/15/28	28,340	324,476,674
Zscaler, Inc., 0.00% 07/15/28(a)(b)	30,250	27,500,718
		801,538,224
Cosmetics & Personal Care — 0.1%
Oddity Finance LLC, 0.00% 06/15/30(a)(b)	9,550	6,732,346
SkinHealth Systems Inc, 7.95%, 11/15/28(b)	2,550	2,407,870
		9,140,216
Diversified Financial Services — 2.9%
Coinbase Global, Inc.
0.00%, 10/01/29(a)(b)	27,450	24,999,855
0.00%, 10/01/32(a)(b)	25,375	21,438,547
0.25%, 04/01/30	23,500	22,686,336
Galaxy Digital Holdings LP, 0.50%, 05/01/31(b)	22,850	19,423,795
SoFi Technologies, Inc.
0.00%, 10/15/26(a)(b)	6,393	6,496,435
1.25%, 03/15/29(b)	15,175	28,062,620
Twenty One Capital, Inc., 1.00%, 12/01/30(b)	8,500	8,082,549
Upstart Holdings, Inc.
0.00%, 02/15/32(a)(b)	11,202	8,428,966
1.00%, 11/15/30	8,611	6,899,876
2.00%, 10/01/29	7,250	7,871,539
WisdomTree, Inc.
4.50%, 10/01/31(b)	10,675	11,896,945
4.63%, 08/15/30(b)	8,400	9,953,376
		176,240,839
Electric — 7.5%
Alliant Energy Corp., 3.25%, 05/30/28(b)	10,150	10,869,979
CenterPoint Energy, Inc.
2.88%, 05/15/29(b)	11,154	11,240,331
3.00%, 08/01/28(b)	17,906	18,993,533
4.25%, 08/15/26	16,300	19,493,873
83
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Convertible Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
CMS Energy Corp.
3.13%, 05/01/31(b)	$17,787	$18,200,653
3.38%, 05/01/28	14,150	15,835,108
Duke Energy Corp., 3.00%, 03/15/29(b)	25,822	25,880,450
Evergy, Inc., 4.50%, 12/15/27	20,464	27,905,068
Exelon Corp., 3.25%, 03/15/29(b)	18,850	19,094,185
FirstEnergy Corp.
3.63%, 01/15/29(b)	23,746	25,944,729
3.88%, 01/15/31(b)	20,190	22,426,955
NextEra Energy Capital Holdings, Inc., 3.00%, 03/01/27	17,704	25,665,733
Ormat Technologies, Inc., Series A, 1.50%, 03/15/31(b)	14,600	15,436,279
PG&E Corp., 4.25%, 12/01/27	36,794	37,734,398
Pinnacle West Capital Corp., 4.75%, 06/15/27	8,975	10,477,902
PPL Capital Funding, Inc.
2.88%, 03/15/28	17,012	19,624,820
3.00%, 12/01/30(b)	20,550	21,259,895
Southern Co.(The)
3.25%, 06/15/28(b)	28,808	29,356,981
4.50%, 06/15/27	14,688	16,402,814
TXNM Energy, Inc., 5.75%, 06/01/54	9,725	13,136,224
WEC Energy Group, Inc.
3.38%, 06/01/28(b)	15,135	15,838,800
4.38%, 06/01/27	15,125	18,504,527
4.38%, 06/01/29	15,575	19,365,937
		458,689,174
Electronics — 2.1%
Advanced Energy Industries, Inc., 2.50%, 09/15/28	9,800	27,932,012
Avnet, Inc., 1.75%, 09/01/30(b)	12,875	16,858,032
Enovix Corp., 4.75%, 09/15/30(b)	6,375	5,823,105
Itron, Inc.
0.00%, 03/15/32(a)(b)	14,281	13,409,505
1.38%, 07/15/30	13,125	13,003,717
Mirion Technologies, Inc.
0.00%, 10/01/31(a)(b)	6,450	6,371,957
0.25%, 06/01/30(b)	6,750	7,610,929
OSI Systems, Inc.
0.50%, 02/01/31(b)	10,150	10,823,785
2.25%, 08/01/29	5,650	9,276,297
Vishay Intertechnology, Inc., 2.25%, 09/15/30	12,975	15,802,653
		126,911,992
Energy - Alternate Sources — 1.1%
Array Technologies, Inc.
1.00%, 12/01/28	5,476	5,086,907
2.88%, 07/01/31(b)	5,425	7,042,447
Enphase Energy, Inc., 0.00% 03/01/28(a)	9,169	8,299,804
Eos Energy Enterprises, Inc., 1.75%, 12/01/31(b)	10,125	7,350,411
Fluence Energy, Inc., 2.25%, 06/15/30	6,575	6,336,273
Plug Power, Inc., 6.75%, 12/01/33(b)	7,375	10,236,760
SolarEdge Technologies, Inc., 2.25%, 07/01/29	5,975	9,127,797
Sunrun, Inc., 4.00%, 03/01/30	8,542	9,788,995
XPLR Infrastructure LP, 2.50%, 06/15/26(b)	5,275	5,248,625
		68,518,019
Engineering & Construction — 0.6%
Fluor Corp., 1.13%, 08/15/29	9,720	13,055,061
Granite Construction, Inc.
3.25%, 06/15/30	6,225	11,346,029
3.75%, 05/15/28	4,810	14,369,746
		38,770,836
Security	Par (000)	Value
Entertainment — 2.4%
DraftKings Holdings, Inc., 0.00% 03/15/28(a)	$21,675	$19,722,270
IMAX Corp., 0.75%, 11/15/30(b)	4,125	4,618,224
Liberty Live Holdings, Inc., 2.38%, 09/30/53(b)	19,275	31,480,675
Liberty Media Corp.-Liberty Formula One, 2.25%, 08/15/27	8,075	9,391,721
Live Nation Entertainment, Inc.
2.88%, 01/15/30	18,878	20,958,681
2.88%, 10/15/31(b)	24,334	25,224,527
3.13%, 01/15/29	17,290	27,078,398
Marriott Vacations Worldwide Corp., 3.25%, 12/15/27	9,600	9,330,083
		147,804,579
Environmental Control — 0.2%
Tetra Tech, Inc., 2.25%, 08/15/28	9,464	10,366,643
Food — 0.3%
Chefs' Warehouse, Inc. (The), 2.38%, 12/15/28	4,800	8,779,185
Post Holdings, Inc., 2.50%, 08/15/27	9,700	10,838,884
		19,618,069
Gas — 0.3%
UGI Corp., 5.00%, 06/01/28	12,400	17,415,385
Health Care - Products — 3.0%
Alphatec Holdings, Inc., 0.75%, 03/15/30	6,730	6,678,989
CONMED Corp., 2.25%, 06/15/27	13,398	13,082,315
Enovis Corp., 3.88%, 10/15/28	7,919	7,715,486
Envista Holdings Corp., 1.75%, 08/15/28	8,300	8,291,407
Guardant Health, Inc.
0.00%, 11/15/27(a)	7,965	8,090,267
0.00%, 05/15/33(a)(b)	6,650	6,943,486
1.25%, 02/15/31	10,650	17,144,568
Haemonetics Corp., 2.50%, 06/01/29	11,225	10,854,362
Integer Holdings Corp., 1.88%, 03/15/30	16,983	16,414,424
IRhythm Holdings, Inc., 1.50%, 09/01/29	10,975	12,586,300
Lantheus Holdings, Inc., 2.63%, 12/15/27	9,725	12,360,927
LivaNova PLC, 2.50%, 03/15/29	5,630	6,385,437
Merit Medical Systems, Inc., 3.00%, 02/01/29	12,175	13,081,496
Repligen Corp., 1.00%, 12/15/28	12,046	11,864,077
Sumisho Air Lease Corp., 0.00% 03/15/32(a)(b)	4,925	4,356,870
Tandem Diabetes Care, Inc., Series 2024, 1.50%, 03/15/29	5,450	5,551,960
Tempus AI, Inc., 0.75%, 07/15/30(b)	12,550	13,084,946
TransMedics Group, Inc., 1.50%, 06/01/28	7,825	10,259,052
		184,746,369
Health Care - Services — 0.6%
Alignment Healthcare, Inc., 4.25%, 11/15/29	6,700	11,130,278
Brookdale Senior Living, Inc., 3.50%, 10/15/29	750	1,287,293
Oscar Health, Inc., 2.25%, 09/01/30(b)	6,675	7,433,313
Teladoc Health, Inc., 1.25%, 06/01/27	16,615	15,993,552
		35,844,436
Holding Companies - Diversified — 5.4%
Bitdeer Technologies Group
4.00%, 11/15/31(b)	8,050	7,764,256
4.88%, 07/01/31(b)	6,000	6,307,571
5.00%, 03/01/32(b)	6,500	9,172,594
Bitfarms Ltd., 1.38%, 01/15/31(b)	9,250	7,767,519
Cipher Digital, Inc., 0.00% 10/01/31(a)(b)	22,550	31,278,689
Cleanspark, Inc.
0.00%, 06/15/30(a)	12,325	14,730,155
0.00%, 02/15/32(a)(b)	20,350	18,270,538
Schedule of Investments
84

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Convertible Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Holding Companies - Diversified (continued)
Core Scientific, Inc.
0.00%, 06/15/31(a)(b)	$10,825	$13,470,218
3.00%, 09/01/29(b)	7,775	15,662,710
HAT Holdings I LLC/HAT Holdings II LLC, 3.75%, 08/15/28(b)	6,775	10,793,595
IREN Ltd.
0.00%, 07/01/31(a)(b)	17,700	15,310,876
0.25%, 06/01/32(b)	19,900	21,885,960
Series 33, 1.00%, 06/01/33(b)	19,575	21,711,084
MARA Holdings, Inc.
0.00%, 03/01/30(a)	11,200	10,627,728
0.00%, 06/01/31(a)	5,200	4,936,792
0.00%, 08/01/32(a)(b)	18,025	16,456,871
2.13%, 09/01/31	5,225	5,368,617
Riot Platforms, Inc., 0.75%, 01/15/30	10,025	14,324,583
Terawulf, Inc.
0.00%, 05/01/32(a)(b)	18,469	25,106,221
1.00%, 09/01/31(b)	17,300	33,380,474
2.75%, 02/01/30(b)	8,675	23,761,958
		328,089,009
Home Builders — 0.4%
LCI Industries, 3.00%, 03/01/30	7,800	9,261,226
Meritage Homes Corp., 1.75%, 05/15/28	9,525	9,335,854
Winnebago Industries, Inc., 3.25%, 01/15/30	5,850	5,436,765
		24,033,845
Household Products & Wares — 0.1%
Spectrum Brands, Inc., 3.38%, 06/01/29	5,696	5,829,167
Internet — 8.7%
Alibaba Group Holding Ltd., 0.50%, 06/01/31	88,500	127,656,162
DoorDash, Inc., 0.00% 05/15/30(a)(b)	48,450	46,311,093
Etsy, Inc.
0.13%, 10/01/26	10,311	10,337,641
0.13%, 09/01/27	10,798	10,152,805
0.25%, 06/15/28	16,925	15,351,276
1.00%, 06/15/30(b)	13,225	14,359,192
Farfetch Ltd., 3.75%, 05/01/27(c)(d)	2,275	11,326
Hims & Hers Health, Inc., 0.00% 05/15/30(a)(b)	17,108	14,210,659
iQIYI, Inc., 4.63%, 03/15/30	5,600	5,146,846
JD.com, Inc., 0.25%, 06/01/29	36,050	36,749,582
Lyft, Inc.
0.00%, 09/15/30(a)(b)	8,475	8,291,857
0.63%, 03/01/29	7,600	7,963,833
MakeMyTrip Ltd., 0.00% 07/01/30(a)(b)	25,600	22,504,349
Match Group Financeco 2, Inc., 0.88%, 06/15/26(b)	5,450	5,422,414
Match Group Financeco 3, Inc., 2.00%, 01/15/30(b)	10,810	9,830,718
Sea Ltd., 0.25%, 09/15/26	16,175	15,896,589
Snap, Inc.
0.13%, 03/01/28	8,914	8,171,377
0.50%, 05/01/30	12,489	10,553,871
Trip.com Group Ltd., 0.75%, 06/15/29	26,100	28,054,958
Trump Media & Technology Group Corp., 0.00% 05/29/28(a)(b)	16,675	15,562,394
Uber Technologies, Inc.
0.00%, 05/15/28(a)(b)	19,575	21,436,789
Series 2028, 0.88%, 12/01/28	30,525	37,377,674
Upwork, Inc., 0.25%, 08/15/26	2,916	2,868,213
Vnet Group, Inc.
2.00%, 10/01/27(b)	4,050	4,589,490
2.50%, 04/01/30	7,500	7,604,325
Wayfair, Inc., 3.50%, 11/15/28	9,400	14,350,188
Security	Par (000)	Value
Internet (continued)
Weibo Corp., 1.38%, 12/01/30	$5,475	$5,830,994
Wix.com Ltd., 0.00% 09/15/30(a)(b)	19,050	15,301,833
Ziff Davis, Inc., 3.63%, 03/01/28(b)	4,335	4,286,792
		526,185,240
Leisure Time — 0.7%
NCL Corp. Ltd.
0.75%, 09/15/30(b)	25,050	23,476,833
0.88%, 04/15/30	6,050	6,385,155
Patrick Industries, Inc., 1.75%, 12/01/28	4,275	6,417,449
Peloton Interactive, Inc., 5.50%, 12/01/29	5,700	8,880,535
		45,159,972
Machinery — 1.7%
Bloom Energy Corp., 0.00% 11/15/30(a)(b)	44,249	77,020,836
BWX Technologies, Inc., 0.00% 11/01/30(a)(b)	22,180	24,079,169
		101,100,005
Manufacturing — 0.2%
JBT Marel Corp., 0.38%, 09/15/30(b)	10,300	9,764,784
Media — 0.5%
Cable One, Inc., 1.13%, 03/15/28	5,491	4,150,060
Sirius XM Holdings, Inc., 3.75%, 03/15/28	9,719	10,639,527
Sphere Entertainment Co., 3.50%, 12/01/28	4,150	16,819,235
		31,608,822
Metal Fabricate & Hardware — 0.1%
Xometry, Inc., 0.75%, 06/15/30(b)	4,125	5,628,169
Mining — 2.4%
B2Gold Corp., 2.75%, 02/01/30(b)	7,963	12,846,310
Centrus Energy Corp.
0.00%, 08/15/32(a)(b)	13,930	16,548,806
2.25%, 11/01/30	6,800	16,227,105
Denison Mines Corp., Series ., 4.25%, 09/15/31(b)	5,600	9,232,726
Endeavour Silver Corp., 0.25%, 01/15/31(b)	5,575	6,068,853
Energy Fuels, Inc./Canada, 0.75%, 11/01/31(b)	12,225	16,166,071
First Majestic Silver Corp., 0.13%, 01/15/31(b)	5,875	7,184,199
i-80 Gold Corp., 3.75%, 04/15/31(b)	4,700	5,274,599
Lithium Argentina AG, 1.75%, 01/15/27	3,690	3,673,576
MP Materials Corp., 3.00%, 03/01/30(b)	14,866	47,244,379
Vizsla Silver Corp., 5.00%, 01/15/31(b)	4,800	4,928,960
		145,395,584
Office & Business Equipment — 0.0%
Xerox Holdings Corp., 3.75%, 03/15/30	3,950	1,040,893
Oil & Gas — 0.7%
Borr Drilling Ltd., Series ., 3.50%, 05/01/33(b)	5,300	5,756,648
Crescent Energy Co., 2.75%, 03/15/31(b)	11,850	13,683,327
Kosmos Energy Ltd., 3.13%, 03/15/30	5,550	4,588,302
Nabors Industries, Inc., 1.75%, 06/15/29	3,650	3,573,579
Northern Oil & Gas, Inc., 3.63%, 04/15/29	8,050	8,540,543
Transocean International Ltd.
4.63%, 09/30/29(b)	2,425	4,833,718
4.63%, 09/30/29	1,800	3,746,275
		44,722,392
Oil & Gas Services — 0.9%
Atlas Energy Solutions, Inc., 0.50%, 04/15/31(b)	6,870	9,552,617
Liberty Energy, Inc.
0.00%, 03/01/31(a)(b)	15,024	18,141,081
0.00%, 03/01/32(a)(b)	8,690	9,797,864
Solaris Energy Infrastructure, Inc., 0.25%, 10/01/31	12,750	19,477,142
		56,968,704
85
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Convertible Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals — 2.4%
Amphastar Pharmaceuticals, Inc., 2.00%, 03/15/29	$5,525	$5,045,754
Dexcom, Inc., 0.38%, 05/15/28	20,925	19,404,651
Herbalife Ltd., 4.25%, 06/15/28	4,350	5,499,218
Indivior Pharmaceuticals, Inc., 0.63%, 03/15/31(b)	10,312	11,772,772
Jazz Investments I Ltd.
2.00%, 06/15/26	15,722	20,361,825
3.13%, 09/15/30	18,216	27,179,485
Mirum Pharmaceuticals, Inc., 4.00%, 05/01/29	5,700	17,834,600
Pacira BioSciences, Inc., 2.13%, 05/15/29	4,775	4,813,423
Zoetis, Inc., 0.25%, 06/15/29(b)	35,400	35,026,220
		146,937,948
Pipelines — 0.2%
Golar LNG Ltd., 2.75%, 12/15/30(b)	9,725	11,717,464
Real Estate — 0.4%
Compass, Inc., 0.25%, 04/15/31(b)	18,621	16,442,550
Redfin Corp., 0.50%, 04/01/27	8,300	7,972,522
		24,415,072
Real Estate Investment Trusts — 3.3%
Blackstone Mortgage Trust, Inc., 5.50%, 03/15/27	4,272	4,247,303
Boston Properties LP, 2.00%, 10/01/30(b)	18,475	17,249,181
COPT Defense Properties, 5.25%, 09/15/28(b)	5,763	6,791,491
Digital Realty Trust LP, 1.88%, 11/15/29(b)	20,350	22,826,429
Federal Realty OP LP, 3.25%, 01/15/29(b)	8,100	8,451,496
Pebblebrook Hotel Trust
1.63%, 01/15/30(b)	6,425	7,020,146
1.75%, 12/15/26	5,135	5,050,361
PennyMac Corp., 8.50%, 06/01/29	5,850	6,077,292
Realty Income Corp., 3.50%, 01/15/29(b)	14,575	15,146,832
Redwood Trust, Inc., 7.75%, 06/15/27	5,025	5,059,965
Rexford Industrial Realty LP
4.13%, 03/15/29(b)	10,200	10,089,646
4.38%, 03/15/27(b)	9,775	9,761,547
Starwood Property Trust, Inc., 6.75%, 07/15/27	5,750	5,923,203
Tanger Properties LP, 2.38%, 01/15/31(b)	3,900	4,082,883
Welltower OP LLC
2.75%, 05/15/28(b)	18,325	41,785,236
3.13%, 07/15/29(b)	18,275	31,474,930
		201,037,941
Retail — 1.8%
Cheesecake Factory, Inc., 2.00%, 03/15/30	10,696	11,824,153
Cracker Barrel Old Country Store, Inc., 1.75%, 09/15/30(b)	5,425	4,384,965
Freshpet, Inc., 3.00%, 04/01/28	6,475	7,952,488
GameStop Corp.
0.00%, 04/01/30(a)	27,275	29,314,400
0.00%, 06/15/32(a)(b)	47,800	51,805,618
Shake Shack, Inc., 0.00% 03/01/28(a)	3,850	3,776,618
		109,058,242
Semiconductors — 4.0%
Camtek Ltd., 0.00% 09/15/30(a)(b)	8,875	16,937,339
Cohu, Inc., 1.50%, 01/15/31(b)	5,875	11,217,430
MACOM Technology Solutions Holdings, Inc., 0.00% 12/15/29(a)	5,625	9,912,006
Microchip Technology, Inc.
0.00%, 02/15/30(a)(b)	15,941	18,235,375
0.75%, 06/01/30	22,180	24,176,627
MKS, Inc., 1.25%, 06/01/30	24,929	48,721,494
Nova Ltd., 0.00% 09/15/30(a)(b)	12,850	22,127,272
Security	Par (000)	Value
Semiconductors (continued)
ON Semiconductor Corp.
0.00%, 05/01/27(a)	$14,125	$27,148,590
0.50%, 03/01/29	26,062	31,724,805
Semtech Corp., 0.00% 10/15/30(a)(b)	6,650	8,827,347
Synaptics, Inc., 0.75%, 12/01/31	7,450	9,177,023
Ultra Clean Holdings, Inc., 0.00% 03/15/31(a)(b)	10,600	13,152,414
		241,357,722
Software — 16.0%
Akamai Technologies, Inc.
0.25%, 05/15/33(b)	30,030	39,412,347
0.38%, 09/01/27	20,551	22,860,742
1.13%, 02/15/29	21,900	24,378,557
Alkami Technology, Inc., 1.50%, 03/15/30	5,725	5,253,195
Bentley Systems, Inc., 0.38%, 07/01/27	9,825	9,408,135
BILL Holdings, Inc., 0.00% 04/01/30(a)	25,175	22,359,623
BlackLine, Inc., 1.00%, 06/01/29	11,043	10,123,879
Box, Inc., 1.50%, 09/15/29	7,651	7,205,225
Cloudflare, Inc.
0.00%, 08/15/26(a)	21,100	24,511,998
0.00%, 06/15/30(a)(b)	36,325	41,830,319
Commvault Systems, Inc., 0.00% 09/15/30(a)(b)	16,850	14,885,260
CoreWeave, Inc.
1.75%, 12/01/31(b)	45,787	59,584,581
1.75%, 10/01/32(b)	70,791	85,341,059
CSG Systems International, Inc., 3.88%, 09/15/28	7,275	8,870,711
Datadog, Inc., 0.00% 12/01/29(a)	18,375	18,413,168
DigitalOcean Holdings, Inc.
0.00%, 12/01/26(a)	4,750	4,716,989
0.00%, 08/15/30(a)(b)	11,135	28,708,523
Dropbox, Inc., 0.00% 03/01/28(a)	11,470	11,083,587
Evolent Health, Inc., 3.50%, 12/01/29	5,975	3,776,351
Five9, Inc., 1.00%, 03/15/29	12,172	10,561,862
Guidewire Software, Inc., 1.25%, 11/01/29	11,701	11,477,567
Life360, Inc., 0.00% 06/01/30(a)(b)	5,550	5,246,197
Nebius Group NV
1.00%, 09/15/30(b)	27,057	35,040,939
1.25%, 03/15/31(b)	45,800	50,904,067
2.75%, 09/15/32(b)	28,457	36,070,279
Series ., 2.00%, 06/05/29(b)	8,950	24,476,265
Series ., 2.63%, 03/15/33(b)	30,775	33,944,385
Series ., 3.00%, 06/05/31(b)	8,050	22,261,609
Nutanix, Inc.
0.25%, 10/01/27	8,975	9,426,226
0.50%, 12/15/29	14,325	13,202,196
PagerDuty, Inc., 1.50%, 10/15/28	6,625	6,030,358
Planet Labs PBC, 0.50%, 10/15/30(b)	7,900	25,319,408
Porch Group, Inc., 6.75%, 10/01/28(b)	5,800	5,907,065
Progress Software Corp., 3.50%, 03/01/30	7,046	6,424,101
Snowflake, Inc.
0.00%, 10/01/27(a)	20,253	23,028,588
0.00%, 10/01/29(a)	20,267	23,534,120
Strategy, Inc.
0.00%, 12/01/29(a)	53,100	45,862,276
0.00%, 03/01/30(a)	35,400	32,384,333
0.63%, 09/15/28	17,525	21,796,067
0.63%, 03/15/30	14,000	19,174,597
0.88%, 03/15/31	10,875	12,032,730
2.25%, 06/15/32	14,135	17,153,446
Unity Software, Inc.
0.00%, 11/15/26(a)	8,500	8,298,823
0.00%, 03/15/30(a)	12,021	13,039,318
Schedule of Investments
86

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Convertible Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Software (continued)
Vertex, Inc., 0.75%, 05/01/29	$5,700	$5,060,605
Workiva, Inc., 1.25%, 08/15/28	11,700	10,888,282
		971,269,958
Telecommunications — 2.3%
Applied Digital Corp., 2.75%, 06/01/30	7,800	28,702,148
AST SpaceMobile, Inc.
2.00%, 01/15/36(b)	18,700	18,888,858
2.25%, 04/15/36(b)	18,900	17,564,853
2.38%, 10/15/32(b)	7,900	11,001,996
GDS Holdings Ltd., 2.25%, 06/01/32(b)	9,325	13,858,980
InterDigital, Inc., 3.50%, 06/01/27	6,575	25,218,936
Uniti Group, Inc., 7.50%, 12/01/27	4,675	5,685,358
Viavi Solutions, Inc., 0.63%, 03/01/31(b)	4,500	17,478,287
		138,399,416
Transportation — 0.2%
Scorpio Tankers, Inc., 1.75%, 04/15/31(b)	6,500	7,276,100
World Kinect Corp., 3.25%, 07/01/28	6,025	6,909,699
		14,185,799
Trucking & Leasing — 0.1%
Greenbrier Companies, Inc. (The), 2.88%, 04/15/28	6,198	7,010,931
Venture Capital — 0.1%
Hercules Capital, Inc., 4.75%, 09/01/28(b)	4,775	4,655,609
Water — 0.3%
American Water Capital Corp., 3.63%, 06/15/26	15,600	15,558,937
Total Convertible Bonds — 96.7% (Cost: $5,237,342,158)		5,879,523,588
	Shares
Common Stocks
Health Care Providers & Services — 0.1%
Brookdale Senior Living, Inc.(d)	500,000	7,180,000
Security	Shares	Value
Semiconductors & Semiconductor Equipment — 0.2%
Wolfspeed, Inc., NVS(d)	300,000	$8,859,000
Total Common Stocks — 0.3% (Cost $16,846,243)		16,039,000
Total Long-Term Investments — 97.0% (Cost: $5,254,188,401)		5,895,562,588
Short-Term Securities
Money Market Funds — 1.3%
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.61%(e)(f)	77,740,000	77,740,000
Total Short-Term Securities — 1.3% (Cost: $77,740,000)		77,740,000
Total Investments — 98.3% (Cost: $5,331,928,401)		5,973,302,588
Other Assets Less Liabilities — 1.7%		104,265,385
Net Assets — 100.0%		$6,077,567,973

(a)	Zero-coupon bond.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Issuer filed for bankruptcy and/or is in default.
(d)	Non-income producing security.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/26	Shares Held at 04/30/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$20,813,810	$—	$(20,813,806)(b)	$(4)	$—	$—	—	$1,968 (c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	19,050,000	58,690,000 (b)	—	—	—	77,740,000	77,740,000	840,971	—
				$(4)	$—	$77,740,000		$842,939	$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

87
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Convertible Bond ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Convertible Bonds	$—	$5,879,523,588	$—	$5,879,523,588
Common Stocks	16,039,000	—	—	16,039,000
Short-Term Securities
Money Market Funds	77,740,000	—	—	77,740,000
	$93,779,000	$5,879,523,588	$—	$5,973,302,588
See notes to financial statements.
Schedule of Investments
88

Schedule of Investments (unaudited)
April 30, 2026
iShares® Floating Rate Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Aerospace & Defense — 0.5%
General Electric Co., 4.30%, 05/05/26, (3-mo. CME Term SOFR + 0.64%)(a)	$31,201	$31,201,000
Honeywell Aerospace, Inc., 4.29%, 03/16/29, (1-day SOFR Index + 0.63%)(a)(b)	10,000	9,963,388
		41,164,388
Agriculture — 0.3%
Cargill, Inc., 4.27%, 02/11/28, (1-day SOFR + 0.61%)(a)(b)	11,050	11,067,838
Philip Morris International, Inc.
4.33%, 10/27/28, (1-day SOFR + 0.66%)(a)	10,275	10,258,979
4.50%, 04/28/28, (1-day SOFR + 0.83%)(a)(c)	10,400	10,441,799
		31,768,616
Auto Manufacturers — 8.5%
American Honda Finance Corp.
4.21%, 05/21/26, (1-day SOFR + 0.55%)(a)	1,250	1,249,884
4.28%, 12/11/26, (1-day SOFR + 0.62%)(a)(c)	26,550	26,533,361
4.37%, 07/09/27, (1-day SOFR + 0.71%)(a)(c)	13,548	13,535,711
4.38%, 10/05/26, (1-day SOFR Index + 0.72%)(a)	16,788	16,804,834
4.38%, 10/22/27, (1-day SOFR + 0.72%)(a)(c)	12,527	12,518,324
4.39%, 03/08/27, (1-day SOFR + 0.73%)(a)(c)	550	550,633
4.40%, 08/13/27, (1-day SOFR + 0.73%)(a)	10,200	10,198,094
4.41%, 01/15/27, (1-day SOFR + 0.75%)(a)(c)	400	400,299
4.43%, 03/12/27, (1-day SOFR + 0.77%)(a)(c)	13,986	13,993,611
4.44%, 01/08/29, (1-day SOFR + 0.78%)(a)	9,825	9,806,890
4.48%, 03/03/28, (1-day SOFR + 0.82%)(a)(c)	21,988	21,969,226
4.53%, 07/09/27, (1-day SOFR + 0.87%)(a)	12,925	12,939,848
4.56%, 09/01/28, (1-day SOFR + 0.90%)(a)	9,925	9,930,648
Series A, 4.31%, 11/19/27, (1-day SOFR + 0.65%)(a)	9,100	9,079,359
Series A, 4.59%, 04/10/28, (1-day SOFR Index + 0.93%)(a)	6,625	6,635,756
BMW U.S. Capital LLC
4.37%, 08/11/27, (1-day SOFR + 0.71%)(a)(b)(c)	7,100	7,116,641
4.44%, 03/19/27, (1-day SOFR Index + 0.78%)(a)(b)(c)	21,175	21,226,663
4.45%, 03/17/28, (1-day SOFR + 0.79%)(a)(b)	9,650	9,656,511
4.47%, 08/13/26, (1-day SOFR Index + 0.80%)(a)(b)	23,545	23,576,033
4.58%, 03/21/28, (1-day SOFR Index + 0.92%)(a)(b)(c)	21,700	21,792,527
4.59%, 08/13/27, (1-day SOFR Index + 0.92%)(a)(b)	11,027	11,070,546
Daimler Truck Finance North America LLC
4.50%, 01/13/28, (1-day SOFR + 0.84%)(a)(b)(c)	10,100	10,102,161
4.62%, 09/25/27, (1-day SOFR + 0.96%)(a)(b)(c)	12,975	13,005,811
Ford Motor Credit Co. LLC
5.12%, 11/05/26, (1-day SOFR + 1.45%)(a)	13,880	13,894,344
5.69%, 03/20/28, (1-day SOFR + 2.03%)(a)	11,975	12,073,950
General Motors Financial Co., Inc.
4.70%, 02/26/27, (1-day SOFR + 1.04%)(a)(c)	6,728	6,730,939
4.71%, 07/15/27, (1-day SOFR Index + 1.05%)(a)(c)	14,035	14,043,366
4.83%, 04/04/28, (1-day SOFR Index + 1.17%)(a)	8,684	8,704,964
4.95%, 01/07/30, (1-day SOFR + 1.29%)(a)	10,391	10,393,677
5.02%, 05/08/27, (1-day SOFR Index + 1.35%)(a)	13,761	13,819,983
Security	Par (000)	Value
Auto Manufacturers (continued)
Hyundai Capital America
4.55%, 01/08/29, (1-day SOFR + 0.89%)(a)(b)(c)	$9,425	$9,418,494
4.58%, 01/07/28, (1-day SOFR + 0.92%)(a)(b)(c)	10,466	10,486,147
4.65%, 03/25/27, (1-day SOFR + 0.99%)(a)(b)(c)	15,400	15,436,132
4.69%, 09/24/27, (1-day SOFR + 1.03%)(a)(b)	17,382	17,433,220
4.70%, 03/19/27, (1-day SOFR + 1.04%)(a)(b)(c)	17,126	17,181,658
4.70%, 06/24/27, (1-day SOFR + 1.04%)(a)(b)	27,299	27,391,092
4.73%, 09/18/28, (1-day SOFR + 1.07%)(a)(b)	6,025	6,050,887
4.73%, 01/08/31, (1-day SOFR + 1.07%)(a)(b)	9,625	9,620,026
4.78%, 06/23/27, (1-day SOFR + 1.12%)(a)(b)(c)	12,900	12,949,715
4.96%, 09/18/30, (1-day SOFR + 1.30%)(a)(b)	10,100	10,199,277
5.01%, 03/27/30, (1-day SOFR + 1.35%)(a)(b)	11,075	11,186,090
5.16%, 01/08/27, (1-day SOFR + 1.50%)(a)(b)(c)	13,962	14,042,215
Mercedes-Benz Finance North America LLC
4.30%, 07/31/26, (1-day SOFR + 0.63%)(a)(b)(c)	25,438	25,455,690
4.37%, 03/10/28, (1-day SOFR + 0.71%)(a)(b)	6,750	6,750,892
4.44%, 04/01/27, (1-day SOFR + 0.78%)(a)(b)	19,600	19,639,140
4.52%, 11/15/27, (1-day SOFR + 0.85%)(a)(b)	15,850	15,889,055
4.59%, 03/31/28, (1-day SOFR + 0.93%)(a)(b)	15,475	15,529,989
Toyota Motor Credit Corp.
4.11%, 05/15/26, (1-day SOFR + 0.45%)(a)	13,616	13,615,497
4.13%, 01/08/27, (1-day SOFR + 0.47%)(a)(c)	13,912	13,918,870
4.31%, 03/19/27, (1-day SOFR + 0.65%)(a)	19,557	19,607,509
4.37%, 05/14/27, (1-day SOFR + 0.71%)(a)	21,300	21,340,013
4.38%, 09/05/28, (1-day SOFR + 0.72%)(a)	16,950	17,012,313
4.44%, 08/07/26, (1-day SOFR + 0.77%)(a)	30,650	30,679,166
4.55%, 05/18/26, (1-day SOFR Index + 0.89%)(a)(c)	12,070	12,073,297
Series B, 4.11%, 01/12/28, (1-day SOFR Index + 0.45%)(a)	8,700	8,696,976
Series B, 4.31%, 03/13/29, (1-day SOFR Index + 0.65%)(a)	12,000	11,999,570
Volkswagen Group of America Finance LLC
4.72%, 08/14/26, (1-day SOFR + 1.06%)(a)(b)	22,182	22,218,092
4.72%, 03/25/27, (1-day SOFR + 1.06%)(a)(b)	10,825	10,857,426
		790,033,042
Auto Parts & Equipment — 0.2%
LG Energy Solution Ltd.
5.21%, 04/02/31, (1-day SOFR + 1.56%)(a)(b)	8,800	8,830,778
5.36%, 04/02/30, (1-day SOFR + 1.70%)(a)(d)	9,400	9,529,745
		18,360,523
Banks — 45.2%
ABN AMRO Bank NV
4.45%, 07/07/28, (1-day SOFR Index + 0.75%)(a)(b)(c)	15,600	15,640,521
4.66%, 12/03/28, (1-day SOFR Index + 1.00%)(a)(b)	16,330	16,372,977
5.44%, 09/18/27, (1-day SOFR Index + 1.78%)(a)(b)	22,525	22,633,944
ANZ New Zealand International Ltd./London
4.26%, 01/22/29, (1-day SOFR + 0.61%)(a)(b)(c)	14,925	14,910,150
4.40%, 01/22/31, (1-day SOFR + 0.75%)(a)(b)	18,125	18,136,426
ASB Bank Ltd., 4.57%, 10/29/30, (1-day SOFR + 0.90%)(a)(b)	8,575	8,623,191
Australia & New Zealand Banking Group Ltd.
4.12%, 12/16/26, (1-day SOFR + 0.47%)(a)(b)(c)	13,240	13,248,187
4.24%, 12/08/28, (1-day SOFR + 0.59%)(a)(b)	25,300	25,363,289
4.27%, 06/18/28, (1-day SOFR + 0.62%)(a)(b)	17,900	17,956,312
4.30%, 09/30/27, (1-day SOFR + 0.65%)(a)(b)(c)	20,665	20,727,923
4.33%, 07/16/27, (1-day SOFR + 0.68%)(a)(b)(c)	43,190	43,342,193
89
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Floating Rate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
4.33%, 12/08/30, (1-day SOFR + 0.68%)(a)(b)(c)	$14,800	$14,834,032
4.46%, 01/18/27, (1-day SOFR + 0.81%)(a)(b)(c)	31,625	31,735,153
4.50%, 12/16/29, (1-day SOFR + 0.85%)(a)(b)	25,650	25,889,665
Banco Bilbao Vizcaya Argentaria SA, 4.54%, 03/03/29, (1-day SOFR + 0.88%)(a)	12,400	12,397,224
Banco Santander SA
4.65%, 04/15/29, (1-day SOFR + 0.99%)(a)	11,600	11,604,367
4.78%, 07/15/28, (1-day SOFR + 1.12%)(a)(c)	32,415	32,551,491
4.79%, 11/06/30, (1-day SOFR + 1.12%)(a)	9,800	9,807,873
5.04%, 03/14/28, (1-day SOFR + 1.38%)(a)	17,403	17,500,319
Bank of America Corp.
4.63%, 07/22/27, (1-day SOFR + 0.97%)(a)	21,066	21,085,862
4.67%, 01/24/31, (1-day SOFR + 1.01%)(a)(c)	15,000	14,993,115
4.70%, 09/15/26, (3-mo. CME Term SOFR + 1.02%)(a)	9,164	9,178,595
4.72%, 02/04/28, (1-day SOFR + 1.05%)(a)	19,495	19,562,569
4.78%, 05/09/29, (1-day SOFR + 1.11%)(a)	19,000	19,115,742
5.01%, 09/15/27, (1-day SOFR + 1.35%)(a)	11,546	11,578,953
Series frn, 4.49%, 01/24/29, (1-day SOFR + 0.83%)(a)	30,580	30,614,445
Series N, 4.54%, 04/23/30, (1-day SOFR + 0.88%)(a)	9,000	8,991,809
Bank of America N.A., 4.68%, 08/18/26, (1-day SOFR + 1.02%)(a)	2,055	2,057,920
Bank of Montreal
4.28%, 09/15/26, (1-day SOFR Index + 0.62%)(a)(c)	14,782	14,797,376
4.41%, 09/22/28, (1-day SOFR Index + 0.75%)(a)(c)	7,500	7,503,313
4.42%, 06/04/27, (1-day SOFR Index + 0.76%)(a)	15,247	15,292,513
4.53%, 01/27/29, (1-day SOFR + 0.86%)(a)	10,125	10,140,163
4.54%, 09/10/27, (1-day SOFR Index + 0.88%)(a)	28,100	28,137,054
4.82%, 12/11/26, (1-day SOFR Index + 1.16%)(a)	12,625	12,685,429
4.99%, 06/05/26, (1-day SOFR Index + 1.33%)(a)	6,809	6,815,644
Bank of New York Mellon Corp.(The)
4.29%, 01/22/30, (1-day SOFR + 0.63%)(a)	9,025	9,001,159
4.34%, 06/09/28, (1-day SOFR Index + 0.68%)(a)	9,700	9,709,196
4.49%, 07/21/28, (1-day SOFR Index + 0.83%)(a)(c)	12,221	12,245,666
Bank of New Zealand, 4.48%, 01/27/27, (1-day SOFR + 0.81%)(a)(b)(c)	14,910	14,948,313
Bank of Nova Scotia(The)
4.27%, 09/15/26, (1-day SOFR + 0.61%)(a)(c)	9,534	9,537,909
4.40%, 02/02/30, (1-day SOFR + 0.73%)(a)	7,025	7,004,675
4.44%, 06/04/27, (1-day SOFR Index + 0.78%)(a)	20,287	20,364,158
4.55%, 02/14/29, (1-day SOFR + 0.89%)(a)	12,900	12,917,810
4.66%, 09/08/28, (1-day SOFR + 1.00%)(a)	9,887	9,922,106
4.75%, 08/01/29, (1-day SOFR Index + 1.08%)(a)(c)	14,600	14,721,245
Series I, 4.42%, 09/15/28, (1-day SOFR + 0.76%)(a)(c)	6,725	6,727,358
Banque Federative du Credit Mutuel SA
4.65%, 10/16/28, (1-day SOFR + 0.99%)(a)(b)(c)	16,050	16,122,687
4.74%, 02/16/28, (1-day SOFR Index + 1.07%)(a)(b)	12,760	12,829,499
Security	Par (000)	Value
Banks (continued)
4.79%, 01/23/27, (1-day SOFR + 1.13%)(a)(b)(c)	$14,582	$14,644,926
4.89%, 01/22/30, (1-day SOFR Index + 1.23%)(a)(b)(c)	10,285	10,377,699
5.06%, 07/13/26, (1-day SOFR Index + 1.40%)(a)(b)	5,775	5,787,255
Barclays PLC
4.74%, 11/11/29, (1-day SOFR + 1.08%)(a)	10,600	10,612,274
5.15%, 03/12/28, (1-day SOFR + 1.49%)(a)	19,900	20,033,467
5.54%, 09/13/27, (1-day SOFR + 1.88%)(a)	13,765	13,825,696
Series ., 4.59%, 05/24/30, (1-day SOFR + 0.93%)(a)	11,100	11,046,460
BNP Paribas SA, 5.10%, 05/09/29, (1-day SOFR + 1.43%)(a)(b)	11,650	11,754,049
BPCE SA, 5.64%, 10/19/27, (1-day SOFR Index + 1.98%)(a)(b)	12,081	12,160,659
Canadian Imperial Bank of Commerce
4.38%, 01/13/28, (1-day SOFR + 0.72%)(a)(c)	18,527	18,547,678
4.46%, 09/08/28, (1-day SOFR + 0.80%)(a)	6,050	6,057,579
4.47%, 01/29/30, (1-day SOFR Index + 0.80%)(a)	9,900	9,872,871
4.59%, 09/11/27, (1-day SOFR Index + 0.93%)(a)	8,525	8,537,799
4.60%, 06/28/27, (1-day SOFR + 0.94%)(a)	14,755	14,831,233
4.69%, 03/30/29, (1-day SOFR + 1.03%)(a)	11,975	12,029,332
4.88%, 10/02/26, (1-day SOFR + 1.22%)(a)	10,445	10,482,014
Citibank N.A.
4.37%, 08/06/26, (1-day SOFR + 0.71%)(a)	13,505	13,513,270
4.38%, 11/19/27, (1-day SOFR + 0.71%)(a)	26,805	26,826,467
4.44%, 05/29/27, (1-day SOFR + 0.78%)(a)	31,900	32,028,885
4.72%, 12/04/26, (1-day SOFR Index + 1.06%)(a)	12,510	12,548,397
4.78%, 05/29/30, (1-day SOFR + 1.12%)(a)	16,800	16,937,650
Citigroup, Inc.
4.43%, 06/09/27, (1-day SOFR + 0.77%)(a)	8,110	8,112,948
4.53%, 03/04/29, (1-day SOFR + 0.87%)(a)	25,950	25,947,728
4.81%, 05/07/28, (1-day SOFR + 1.14%)(a)	12,900	12,952,955
4.94%, 02/24/28, (1-day SOFR + 1.28%)(a)	21,345	21,451,946
Commonwealth Bank of Australia
4.12%, 11/27/26, (1-day SOFR + 0.46%)(a)(b)	22,750	22,770,501
4.17%, 06/15/26, (1-day SOFR + 0.52%)(a)(b)(c)	11,531	11,533,597
4.28%, 03/27/29, (1-day SOFR + 0.63%)(a)(b)	18,900	18,942,826
4.29%, 03/14/28, (1-day SOFR + 0.64%)(a)(b)	22,175	22,250,681
4.43%, 10/01/30, (1-day SOFR + 0.78%)(a)(b)(c)	17,605	17,722,842
4.46%, 03/14/30, (1-day SOFR + 0.81%)(a)(b)	47,325	47,670,928
4.62%, 03/14/27, (1-day SOFR + 0.97%)(a)(b)(c)	8,125	8,163,415
Cooperatieve Rabobank UA, 4.25%, 10/17/28, (1-day SOFR + 0.59%)(a)	17,350	17,401,431
Cooperatieve Rabobank UA/New York
4.07%, 01/14/28, (1-day SOFR + 0.41%)(a)	7,025	7,029,444
4.26%, 01/21/28, (1-day SOFR + 0.60%)(a)	16,180	16,219,999
4.28%, 08/28/26, (1-day SOFR Index + 0.62%)(a)	18,100	18,117,922
4.36%, 01/14/31, (1-day SOFR + 0.70%)(a)(c)	11,975	11,980,358
4.37%, 03/05/27, (1-day SOFR Index + 0.71%)(a)	27,230	27,313,593
4.55%, 10/17/29, (1-day SOFR Index + 0.89%)(a)	16,420	16,573,547
4.56%, 10/05/26, (1-day SOFR Index + 0.90%)(a)	18,522	18,567,516
Series ., 4.25%, 05/27/27, (1-day SOFR + 0.59%)(a)(c)	13,450	13,480,376
Schedule of Investments
90

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Floating Rate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Cooperatieve Rabobank UA/NY, 4.31%, 04/01/29, (1-day SOFR Index + 0.65%)(a)	$11,000	$11,026,018
Credit Agricole SA
4.53%, 03/11/27, (1-day SOFR + 0.87%)(a)(b)	15,570	15,632,396
4.79%, 01/09/29, (1-day SOFR + 1.13%)(a)(b)	14,630	14,694,666
4.87%, 09/11/28, (1-day SOFR + 1.21%)(a)(b)	20,135	20,227,088
4.95%, 07/05/26, (1-day SOFR + 1.29%)(a)(b)	17,525	17,553,308
DBS Group Holdings Ltd.
4.25%, 03/21/28, (1-day SOFR + 0.60%)(a)(b)	30,185	30,267,957
4.30%, 03/21/30, (1-day SOFR + 0.65%)(a)(b)	14,650	14,721,221
Deutsche Bank AG/New York NY
4.87%, 01/10/29, (1-day SOFR + 1.21%)(a)	17,665	17,729,225
4.88%, 11/16/27, (1-day SOFR + 1.22%)(a)(c)	9,659	9,676,189
DNB Bank ASA, 4.73%, 11/05/30, (1-day SOFR + 1.06%)(a)(b)(c)	2,250	2,270,070
Federation des Caisses Desjardins du Quebec, 4.30%, 01/27/27, (1-day SOFR + 0.63%)(a)(b)(c)	3,100	3,105,284
Fifth Third Bank N.A., 4.48%, 01/28/28, (1-day SOFR + 0.81%)(a)	12,680	12,675,410
Goldman Sachs Bank USA/New York, 4.41%, 05/21/27, (1-day SOFR + 0.75%)(a)	24,850	24,852,242
Goldman Sachs Group, Inc., 4.66%, 04/20/30, (1-day SOFR + 1.00%)(a)	8,850	8,862,500
Goldman Sachs Group, Inc.(The)
4.37%, 01/21/29, (1-day SOFR + 0.71%)(a)	22,750	22,707,104
4.48%, 09/10/27, (1-day SOFR + 0.82%)(a)	8,588	8,595,063
4.58%, 10/21/27, (1-day SOFR + 0.92%)(a)	5,395	5,404,532
4.58%, 10/21/29, (1-day SOFR + 0.92%)(a)(c)	13,325	13,354,190
4.75%, 01/28/31, (1-day SOFR + 1.08%)(a)(c)	12,300	12,311,398
4.78%, 02/24/28, (1-day SOFR + 1.12%)(a)(c)	16,667	16,726,692
4.95%, 04/23/28, (1-day SOFR + 1.29%)(a)(c)	12,475	12,549,281
5.51%, 03/15/28, (1-day SOFR + 1.85%)(a)(c)	14,520	14,667,268
5.68%, 10/28/27, (3-mo. CME Term SOFR + 2.01%)(a)(c)	30,872	31,082,827
HSBC Holdings PLC
4.69%, 03/03/29, (1-day SOFR + 1.03%)(a)(c)	21,565	21,627,826
4.70%, 11/19/28, (1-day SOFR + 1.04%)(a)	12,571	12,619,931
4.95%, 03/03/31, (1-day SOFR + 1.29%)(a)(c)	20,700	20,898,925
4.96%, 11/19/30, (1-day SOFR + 1.29%)(a)(c)	15,510	15,638,401
5.23%, 08/14/27, (1-day SOFR + 1.57%)(a)(c)	27,390	27,465,453
HSBC USA, Inc.
4.62%, 03/04/27, (1-day SOFR + 0.96%)(a)	21,925	22,014,747
4.63%, 06/03/28, (1-day SOFR + 0.97%)(a)	7,350	7,389,270
Huntington National Bank (The), 4.38%, 04/12/28, (1-day SOFR + 0.72%)(a)	18,975	18,955,783
ING Groep NV
4.67%, 03/25/29, (1-day SOFR Index + 1.01%)(a)	17,650	17,697,798
5.22%, 09/11/27, (1-day SOFR Index + 1.56%)(a)	23,620	23,706,835
JPMorgan Chase & Co.
4.42%, 09/22/27, (1-day SOFR + 0.77%)(a)	7,793	7,800,692
4.48%, 04/23/30, (1-day SOFR + 0.82%)(a)	14,800	14,803,948
4.52%, 10/22/28, (1-day SOFR + 0.86%)(a)	18,972	19,024,814
4.58%, 04/22/28, (1-day SOFR + 0.92%)(a)	24,993	25,076,357
4.59%, 07/22/28, (1-day SOFR + 0.93%)(a)(c)	25,045	25,121,136
4.84%, 02/24/28, (1-day SOFR + 1.18%)(a)	24,885	25,010,593
4.86%, 01/23/28, (1-day SOFR + 1.20%)(a)	22,046	22,147,084
Series FRN, 4.46%, 01/24/29, (1-day SOFR + 0.80%)(a)	25,598	25,619,656
Security	Par (000)	Value
Banks (continued)
JPMorgan Chase Bank N.A., 4.66%, 12/08/26, (1-day SOFR + 1.00%)(a)(c)	$26,676	$26,771,668
KEB Hana Bank, 4.26%, 10/21/28(a)(d)	1,900	1,905,176
Lloyds Banking Group PLC
4.44%, 02/10/30, (1-day SOFR Index + 0.77%)(a)(c)	10,400	10,356,475
4.72%, 11/26/28, (1-day SOFR Index + 1.06%)(a)	23,568	23,644,146
4.72%, 06/13/29, (1-day SOFR Index + 1.06%)(a)	13,400	13,479,173
5.23%, 08/07/27, (1-day SOFR Index + 1.56%)(a)	21,730	21,793,294
5.24%, 01/05/28, (1-day SOFR Index + 1.58%)(a)(c)	16,440	16,556,036
Macquarie Bank Ltd.
4.15%, 02/03/28, (1-day SOFR + 0.48%)(a)(b)	10,750	10,737,126
4.39%, 06/12/28, (1-day SOFR + 0.74%)(a)(b)	18,200	18,266,132
4.41%, 03/29/29, (1-day SOFR + 0.76%)(a)(b)(c)	21,150	21,237,674
4.57%, 07/02/27, (1-day SOFR + 0.92%)(a)(b)(c)	19,650	19,754,231
4.85%, 12/07/26, (1-day SOFR + 1.20%)(a)(b)	16,568	16,643,149
4.89%, 06/15/26, (1-day SOFR + 1.24%)(a)(b)	5,394	5,399,209
Macquarie Group Ltd., 4.57%, 09/23/27, (1-day SOFR + 0.92%)(a)(b)(c)	19,945	19,971,844
Mitsubishi UFJ Financial Group, Inc., 5.13%, 04/24/31, (1-day SOFR + 1.48%)(a)	10,000	10,183,600
Mizuho Bank Ltd.
4.45%, 04/16/29, (1-day SOFR + 0.80%)(a)(b)	8,800	8,841,538
4.70%, 04/16/31, (1-day SOFR + 1.05%)(a)(b)	13,715	13,910,438
Morgan Stanley
4.46%, 01/09/30, (1-day SOFR + 0.80%)(a)	21,900	21,783,759
4.68%, 04/13/28, (1-day SOFR + 1.02%)(a)	23,298	23,374,274
5.04%, 04/12/29, (1-day SOFR + 1.38%)(a)	18,125	18,314,785
Series ., 4.63%, 04/10/30, (1-day SOFR Index + 0.97%)(a)	15,875	15,890,229
Series I, 4.58%, 10/18/29, (1-day SOFR + 0.92%)(a)(c)	12,200	12,201,696
Morgan Stanley Bank N.A.
4.34%, 10/15/27, (1-day SOFR + 0.69%)(a)(c)	22,775	22,791,449
4.53%, 05/26/28, (1-day SOFR + 0.87%)(a)	28,960	29,002,995
4.56%, 01/12/29, (1-day SOFR + 0.90%)(a)(c)	17,000	17,047,909
4.60%, 07/14/28, (1-day SOFR + 0.94%)(a)(c)	36,635	36,738,117
4.74%, 01/14/28, (1-day SOFR + 1.08%)(a)	22,385	22,461,115
4.83%, 10/30/26, (1-day SOFR + 1.17%)(a)(c)	15,456	15,505,991
Morgan Stanley Private Bank N.A.
4.44%, 02/08/30, (1-day SOFR + 0.77%)(a)	9,250	9,187,731
Series ., 4.43%, 07/06/28, (1-day SOFR + 0.77%)(a)	18,125	18,162,780
Series ., 4.44%, 11/17/28, (1-day SOFR + 0.78%)(a)	17,300	17,306,789
National Australia Bank Ltd.
4.15%, 03/06/28, (1-day SOFR + 0.50%)(a)(b)	9,560	9,565,191
4.18%, 12/13/28, (1-day SOFR + 0.53%)(a)(b)	17,175	17,184,113
4.27%, 06/11/27, (1-day SOFR + 0.62%)(a)(b)	29,090	29,158,995
4.27%, 10/26/27, (1-day SOFR + 0.60%)(a)(b)	25,900	25,965,720
4.30%, 01/12/27, (1-day SOFR + 0.65%)(a)(b)	17,560	17,598,557
4.30%, 06/13/28, (1-day SOFR + 0.65%)(a)(b)	20,025	20,095,784
4.33%, 01/13/31, (1-day SOFR + 0.68%)(a)(b)(c)	22,525	22,585,226
4.44%, 01/14/30, (1-day SOFR + 0.79%)(a)(b)(c)	20,600	20,756,686
National Bank of Canada, 4.69%, 07/02/27, (1-day SOFR Index + 1.03%)(a)	10,185	10,194,823
91
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Floating Rate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
NatWest Group PLC
4.76%, 05/23/29, (1-day SOFR + 1.10%)(a)	$11,400	$11,436,747
4.91%, 03/01/28, (1-day SOFR + 1.25%)(a)	14,305	14,372,272
4.96%, 11/15/28, (1-day SOFR + 1.30%)(a)	13,400	13,503,237
NatWest Markets PLC
4.42%, 09/29/26, (1-day SOFR + 0.76%)(a)(b)(c)	14,160	14,181,871
4.47%, 11/06/28, (1-day SOFR + 0.80%)(a)(b)	15,250	15,259,832
4.57%, 05/17/27, (1-day SOFR + 0.90%)(a)(b)	13,057	13,104,584
4.59%, 03/27/29, (1-day SOFR + 0.93%)(a)(b)	8,800	8,805,704
4.61%, 03/21/28, (1-day SOFR + 0.95%)(a)(b)(c)	12,500	12,558,737
4.81%, 05/17/29, (1-day SOFR + 1.14%)(a)(b)(c)	17,295	17,415,334
4.85%, 03/21/30, (1-day SOFR + 1.19%)(a)(b)(c)	10,200	10,288,153
NongHyup Bank
4.34%, 01/21/29, (1-day SOFR + 0.68%)(a)(d)	10,000	10,038,459
4.46%, 07/22/27, (1-day SOFR + 0.80%)(a)(d)	5,500	5,525,060
Nordea Bank Abp
4.36%, 03/17/28, (1-day SOFR + 0.70%)(a)(b)	7,815	7,842,839
4.40%, 03/19/27, (1-day SOFR + 0.74%)(a)(b)	9,870	9,900,557
4.49%, 08/28/30, (1-day SOFR + 0.83%)(a)(b)	10,200	10,223,421
4.68%, 09/10/29, (1-day SOFR + 1.02%)(a)(b)	17,775	17,984,416
PNC Bank N.A., 4.39%, 07/21/28, (1-day SOFR + 0.73%)(a)	10,050	10,057,887
PNC Financial Services Group, Inc. (The), 4.29%, 01/26/29, (1-day SOFR + 0.62%)(a)(c)	13,000	12,988,679
Royal Bank of Canada
4.26%, 11/02/26, (1-day SOFR Index + 0.59%)(a)(c)	16,000	16,018,753
4.37%, 01/21/27, (1-day SOFR Index + 0.71%)(a)(c)	14,323	14,357,542
4.38%, 10/18/27, (1-day SOFR Index + 0.72%)(a)(c)	24,500	24,528,490
4.45%, 07/23/27, (1-day SOFR Index + 0.79%)(a)	19,975	19,993,322
4.48%, 03/27/28, (1-day SOFR Index + 0.82%)(a)	21,550	21,599,753
4.49%, 01/24/29, (1-day SOFR Index + 0.83%)(a)(c)	20,575	20,599,257
4.52%, 10/18/28, (1-day SOFR Index + 0.86%)(a)(c)	16,609	16,627,984
4.55%, 08/06/29, (1-day SOFR Index + 0.88%)(a)(c)	15,900	15,932,687
4.61%, 01/19/27, (1-day SOFR Index + 0.95%)(a)(c)	9,407	9,445,034
4.70%, 02/04/31, (1-day SOFR Index + 1.03%)(a)	100	100,184
4.74%, 07/20/26, (1-day SOFR Index + 1.08%)(a)(c)	6,075	6,085,804
Series 1, 4.37%, 11/03/28, (1-day SOFR + 0.70%)(a)(c)	15,500	15,498,690
Santander Holdings USA, Inc., 5.27%, 03/20/29, (1-day SOFR + 1.61%)(a)	11,530	11,615,922
Santander U.K. Group Holdings PLC, 4.73%, 09/22/29, (1-day SOFR Index + 1.07%)(a)	11,200	11,217,433
Skandinaviska Enskilda Banken AB
4.41%, 06/02/28, (1-day SOFR + 0.75%)(a)(b)	9,000	9,029,555
4.55%, 03/05/27, (1-day SOFR + 0.89%)(a)(b)(c)	14,497	14,551,743
4.72%, 09/03/30, (1-day SOFR Index + 1.06%)(a)(b)(c)	11,100	11,125,858
Societe Generale SA
4.75%, 04/12/30, (1-day SOFR + 1.10%)(a)(b)	15,100	15,111,354
4.76%, 02/19/27, (1-day SOFR + 1.10%)(a)(b)(c)	7,600	7,622,423
Security	Par (000)	Value
Banks (continued)
5.07%, 04/13/29, (1-day SOFR + 1.41%)(a)(b)	$14,425	$14,516,442
5.08%, 05/22/29, (1-day SOFR + 1.42%)(a)(b)(c)	15,700	15,821,676
5.32%, 01/19/28, (1-day SOFR + 1.66%)(a)(b)	12,455	12,540,614
Standard Chartered Bank/New York, 4.31%, 10/08/26, (1-day SOFR + 0.65%)(a)	1,825	1,826,583
Standard Chartered PLC
4.58%, 01/13/30, (1-day SOFR + 0.92%)(a)(b)(c)	14,625	14,602,401
4.83%, 05/14/28, (1-day SOFR + 1.17%)(a)(b)	18,435	18,515,667
4.90%, 01/21/29, (1-day SOFR + 1.24%)(a)(b)	10,075	10,136,897
5.59%, 07/06/27, (1-day SOFR + 1.93%)(a)(b)	24,440	24,501,567
5.70%, 02/08/28, (1-day SOFR + 2.03%)(a)(b)	17,100	17,271,105
State Street Bank & Trust Co., 4.12%, 11/25/26, (1-day SOFR + 0.46%)(a)(c)	7,515	7,523,714
State Street Corp.
4.30%, 10/22/27, (1-day SOFR + 0.64%)(a)	9,705	9,721,611
4.51%, 08/03/26, (1-day SOFR + 0.85%)(a)	12,917	12,927,796
4.61%, 04/24/28, (1-day SOFR + 0.95%)(a)	9,670	9,700,871
Sumitomo Mitsui Financial Group, Inc.
4.41%, 01/15/29, (1-day SOFR + 0.76%)(a)	15,325	15,288,272
4.53%, 01/14/27, (1-day SOFR + 0.88%)(a)	16,345	16,387,949
4.70%, 04/15/30, (1-day SOFR + 1.05%)(a)(c)	23,500	23,554,068
4.82%, 07/09/29, (1-day SOFR + 1.17%)(a)	24,135	24,316,798
4.95%, 07/13/26, (1-day SOFR + 1.30%)(a)	16,460	16,488,432
Sumitomo Mitsui Trust Bank Ltd.
4.36%, 03/05/29, (1-day SOFR + 0.71%)(a)(b)(c)	20,500	20,511,412
4.40%, 09/11/28, (1-day SOFR + 0.75%)(a)(b)	19,500	19,548,827
4.54%, 03/05/31, (1-day SOFR + 0.89%)(a)(b)(c)	16,850	16,968,862
4.63%, 09/10/27, (1-day SOFR + 0.98%)(a)(b)	29,215	29,387,597
4.64%, 03/13/30, (1-day SOFR + 0.99%)(a)(b)(c)	30,500	30,794,521
4.80%, 09/14/26, (1-day SOFR + 1.15%)(a)(b)(c)	18,445	18,500,671
Svenska Handelsbanken AB
4.32%, 05/28/27, (1-day SOFR + 0.66%)(a)(b)	16,077	16,116,337
4.40%, 05/23/28, (1-day SOFR + 0.74%)(a)(b)	8,950	8,979,392
4.91%, 06/15/26, (1-day SOFR + 1.25%)(a)(b)(c)	11,100	11,113,109
Swedbank AB
4.69%, 11/20/29, (1-day SOFR + 1.03%)(a)(b)	11,116	11,236,571
5.04%, 06/15/26, (1-day SOFR Index + 1.38%)(a)(b)	10,025	10,037,393
Toronto-Dominion Bank(The)
4.25%, 09/10/26, (1-day SOFR + 0.59%)(a)(c)	11,887	11,898,522
4.28%, 12/17/26, (1-day SOFR + 0.62%)(a)	15,339	15,362,511
4.39%, 04/05/27, (1-day SOFR + 0.73%)(a)	15,654	15,695,689
4.41%, 10/13/28, (1-day SOFR + 0.75%)(a)(c)	15,800	15,816,092
4.42%, 04/23/29, (1-day SOFR + 0.76%)(a)(c)	8,900	8,903,089
4.49%, 01/31/28, (1-day SOFR + 0.82%)(a)	14,965	15,017,165
4.57%, 06/02/28, (1-day SOFR + 0.91%)(a)	9,650	9,693,778
4.69%, 12/17/29, (1-day SOFR + 1.03%)(a)	17,290	17,383,045
4.74%, 07/17/26, (1-day SOFR + 1.08%)(a)	14,103	14,128,777
Truist Bank, 4.33%, 01/27/29, (1-day SOFR + 0.66%)(a)	11,800	11,792,419
U.S. Bank NA/Cincinnati OH
4.35%, 10/22/27, (1-day SOFR + 0.69%)(a)(c)	22,070	22,089,387
4.57%, 05/15/28, (1-day SOFR + 0.91%)(a)	425	426,571
UBS AG/Stamford CT, 4.47%, 03/16/29, (1-day SOFR + 0.81%)(a)(c)	10,750	10,762,803
UBS Group AG
4.50%, 12/23/29, (1-day SOFR + 0.84%)(a)(b)	23,275	23,239,657
4.51%, 04/10/30, (1-day SOFR + 0.84%)(a)(b)(c)	8,000	7,981,650
Schedule of Investments
92

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Floating Rate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
United Overseas Bank Ltd.
4.23%, 04/02/28, (1-day SOFR Index + 0.58%)(a)(b)(c)	$18,650	$18,691,779
4.30%, 04/02/30, (1-day SOFR Index + 0.65%)(a)(b)(c)	1,700	1,706,577
Wells Fargo & Co.
4.40%, 01/23/30, (1-day SOFR + 0.74%)(a)(c)	17,900	17,795,953
4.44%, 01/24/28, (1-day SOFR + 0.78%)(a)	9,815	9,826,756
4.54%, 09/15/29, (1-day SOFR + 0.88%)(a)(c)	21,975	22,002,929
4.73%, 04/22/28, (1-day SOFR + 1.07%)(a)	36,368	36,529,548
5.03%, 04/23/29, (1-day SOFR + 1.37%)(a)	11,500	11,630,995
Wells Fargo Bank N.A.
4.73%, 08/07/26, (1-day SOFR + 1.06%)(a)(c)	8,220	8,232,094
4.73%, 12/11/26, (1-day SOFR + 1.07%)(a)	8,345	8,375,011
Westpac Banking Corp.
4.11%, 10/20/26, (1-day SOFR + 0.46%)(a)(c)	10,015	10,018,821
4.15%, 03/06/28, (1-day SOFR + 0.50%)(a)(b)	12,405	12,394,621
4.18%, 06/03/26, (1-day SOFR + 0.52%)(a)(c)	12,896	12,898,704
4.46%, 04/16/29, (1-day SOFR + 0.81%)(a)(c)	27,826	28,041,115
4.47%, 07/01/30, (1-day SOFR + 0.82%)(a)(c)	20,700	20,868,311
Westpac New Zealand Ltd., 4.42%, 01/30/31, (1-day SOFR + 0.75%)(a)(b)	20,000	19,986,152
		4,198,751,787
Beverages — 0.4%
Keurig Dr Pepper, Inc.
4.24%, 11/15/26, (1-day SOFR + 0.58%)(a)	1,975	1,975,943
4.54%, 03/15/27, (1-day SOFR Index + 0.88%)(a)(c)	16,058	16,073,829
PepsiCo Singapore Financing I Pte. Ltd., 4.22%, 02/16/27, (1-day SOFR Index + 0.56%)(a)(c)	19,991	20,031,697
		38,081,469
Commercial Services — 0.1%
PayPal Holdings, Inc., 4.33%, 03/06/28, (1-day SOFR + 0.67%)(a)(c)	13,080	13,085,388
Computers — 0.1%
Hewlett Packard Enterprise Co.
4.62%, 09/15/28, (1-day SOFR + 0.96%)(a)	350	350,455
4.64%, 03/23/28, (1-day SOFR Index + 0.98%)(a)	9,600	9,617,993
		9,968,448
Distribution & Wholesale — 0.1%
Mitsubishi Corp., 4.36%, 09/09/28, (1-day SOFR + 0.70%)(a)(b)	7,100	7,117,448
Diversified Financial Services — 2.1%
American Express Co.
4.26%, 02/09/29, (1-day SOFR + 0.59%)(a)	15,200	15,207,199
4.32%, 11/04/26, (1-day SOFR Index + 0.65%)(a)(c)	9,844	9,857,728
4.47%, 07/20/29, (1-day SOFR + 0.81%)(a)(c)	23,025	23,062,386
4.60%, 07/26/28, (1-day SOFR + 0.93%)(a)	19,467	19,537,859
4.64%, 07/28/27, (1-day SOFR Index + 0.97%)(a)	16,491	16,510,754
4.67%, 02/16/28, (1-day SOFR Index + 1.00%)(a)(c)	16,146	16,198,823
4.69%, 01/30/31, (1-day SOFR + 1.02%)(a)(c)	10,000	9,987,015
4.93%, 04/25/29, (1-day SOFR + 1.26%)(a)(c)	10,600	10,711,402
Charles Schwab Corp.(The)
4.19%, 05/13/26, (1-day SOFR Index + 0.52%)(a)	16,562	16,563,335
Security	Par (000)	Value
Diversified Financial Services (continued)
4.71%, 03/03/27, (1-day SOFR Index + 1.05%)(a)(c)	$14,268	$14,340,657
Equitable America Global Funding, 4.37%, 09/15/27, (1-day SOFR + 0.71%)(a)(b)	600	599,740
Kodit Global 2025-1 Co. Ltd., 4.30%, 09/30/28, (1-day SOFR + 0.65%)(a)(d)	2,400	2,403,533
Mastercard, Inc., 4.10%, 03/15/28, (1-day SOFR Index + 0.44%)(a)(c)	9,648	9,649,154
Nomura Holdings, Inc., 4.90%, 07/02/27, (1-day SOFR + 1.25%)(a)	18,447	18,546,047
Stellantis Financial Services U.S. Corp., 5.35%, 09/15/28, (1-day SOFR + 1.69%)(a)(b)	7,750	7,768,665
		190,944,297
Electric — 1.0%
Consolidated Edison Co. of New York, Inc., 4.18%, 11/18/27, (1-day SOFR Index + 0.52%)(a)(c)	13,534	13,494,234
Constellation Energy Generation LLC, 4.26%, 01/08/28, (1-day SOFR + 0.60%)(a)	9,425	9,405,161
Georgia Power Co., 3.94%, 09/15/26, (1-day SOFR Index + 0.28%)(a)	13,350	13,333,030
National Rural Utilities Cooperative Finance Corp.
4.47%, 02/05/27, (1-day SOFR + 0.80%)(a)	13,735	13,742,560
4.48%, 09/16/27, (1-day SOFR + 0.82%)(a)	10,485	10,528,585
Series D, 4.10%, 08/09/27, (1-day SOFR Index + 0.43%)(a)(c)	300	299,893
NextEra Energy Capital Holdings, Inc., 4.47%, 02/04/28, (1-day SOFR Index + 0.80%)(a)(c)	13,810	13,853,356
Pinnacle West Capital Corp., 4.48%, 06/10/26, (1-day SOFR + 0.82%)(a)	17,071	17,076,931
		91,733,750
Electronics — 0.1%
Amphenol Corp., 4.19%, 11/15/27, (1-day SOFR + 0.53%)(a)(c)	9,025	9,020,061
Health Care - Products — 0.2%
Abbott Laboratories, 4.16%, 03/09/29, (1-day SOFR Index + 0.50%)(a)(c)	19,115	19,126,527
Health Care - Services — 0.4%
HCA, Inc., 4.53%, 03/01/28, (1-day SOFR + 0.87%)(a)	11,350	11,383,567
Roche Holdings, Inc., 4.41%, 11/13/26, (1-day SOFR + 0.74%)(a)(b)	12,025	12,044,881
UnitedHealth Group, Inc., 4.16%, 07/15/26, (1-day SOFR + 0.50%)(a)(c)	16,283	16,288,809
		39,717,257
Holding Companies - Diversified — 0.0%
Temasek Financial I Ltd., 4.04%, 08/20/27, (1-day SOFR + 0.38%)(a)(b)	2,550	2,551,715
Insurance — 5.5%
Athene Global Funding
4.41%, 07/16/26, (1-day SOFR Index + 0.75%)(a)(b)	2,850	2,851,752
4.52%, 05/08/26, (1-day SOFR Index + 0.85%)(a)(b)	10,866	10,865,902
4.53%, 01/07/27, (1-day SOFR Index + 0.83%)(a)(b)	12,575	12,582,264
4.61%, 03/06/28, (1-day SOFR Index + 0.95%)(a)(b)(c)	20,200	20,164,007
93
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Floating Rate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
4.66%, 09/18/28, (1-day SOFR Index + 1.00%)(a)(b)	$11,100	$11,015,398
4.69%, 08/27/26, (1-day SOFR Index + 1.03%)(a)(b)	12,975	12,990,487
4.87%, 03/25/27, (1-day SOFR Index + 1.21%)(a)(b)	13,613	13,655,383
Corebridge Global Funding
4.41%, 01/07/28, (1-day SOFR + 0.75%)(a)(b)	9,775	9,767,525
4.52%, 12/15/28, (1-day SOFR + 0.86%)(a)(b)(c)	6,755	6,734,750
4.96%, 09/25/26, (1-day SOFR + 1.30%)(a)(b)	23,203	23,276,211
F&G Global Funding, 4.98%, 09/08/28, (1-day SOFR + 1.33%)(a)(b)	5,400	5,385,084
Jackson National Life Global Funding
4.55%, 06/09/27, (1-day SOFR + 0.89%)(a)(b)	200	200,356
4.61%, 09/12/28, (1-day SOFR + 0.95%)(a)(b)	15,350	15,316,181
4.63%, 01/14/28, (1-day SOFR + 0.97%)(a)(b)	13,180	13,203,126
Marsh & McLennan Companies, Inc., 4.37%, 11/08/27, (1-day SOFR Index + 0.70%)(a)	12,631	12,641,489
MassMutual Global Funding II
4.32%, 01/22/29, (1-day SOFR + 0.66%)(a)(b)	15,000	14,973,841
4.40%, 04/09/27, (1-day SOFR + 0.74%)(a)(b)	17,850	17,902,911
4.44%, 01/29/27, (1-day SOFR + 0.77%)(a)(b)	15,083	15,124,744
4.64%, 07/10/26, (1-day SOFR + 0.98%)(a)(b)	19,037	19,061,955
Metropolitan Life Global Funding I
4.28%, 04/13/28, (1-day SOFR Index + 0.62%)(a)(b)	6,600	6,598,227
4.36%, 06/11/27, (1-day SOFR Index + 0.70%)(a)(b)	16,450	16,486,224
4.36%, 08/25/28, (1-day SOFR + 0.70%)(a)(b)	7,200	7,196,496
New York Life Global Funding
4.08%, 02/05/27, (1-day SOFR + 0.41%)(a)(b)(c)	16,675	16,676,479
4.14%, 06/09/26, (1-day SOFR + 0.48%)(a)(b)(c)	19,495	19,499,374
4.21%, 06/11/27, (1-day SOFR + 0.55%)(a)(b)(c)	2,800	2,802,589
4.24%, 08/28/26, (1-day SOFR + 0.58%)(a)(b)(c)	14,220	14,234,325
4.24%, 02/02/29, (1-day SOFR + 0.57%)(a)(b)(c)	12,725	12,704,434
4.33%, 04/02/27, (1-day SOFR + 0.67%)(a)(b)	21,265	21,305,605
4.33%, 07/25/28, (1-day SOFR + 0.66%)(a)(b)	11,300	11,315,324
4.34%, 04/20/29, (1-day SOFR + 0.68%)(a)(b)(c)	8,850	8,862,906
4.55%, 04/25/28, (1-day SOFR + 0.88%)(a)(b)	12,425	12,508,571
Northwestern Mutual Global Funding, 4.32%, 08/25/28, (1-day SOFR + 0.66%)(a)(b)	7,745	7,748,805
Pacific Life Global Funding II
4.15%, 02/04/27, (1-day SOFR + 0.48%)(a)(b)(c)	1,750	1,751,164
4.24%, 12/20/27, (1-day SOFR + 0.58%)(a)(b)	13,500	13,506,782
4.27%, 01/27/28, (1-day SOFR + 0.60%)(a)(b)	5,400	5,401,106
4.28%, 06/04/26, (1-day SOFR + 0.62%)(a)(b)	15,162	15,166,589
4.41%, 07/10/28, (1-day SOFR + 0.75%)(a)(b)(c)	10,200	10,221,785
4.52%, 02/05/27, (1-day SOFR + 0.85%)(a)(b)(c)	20,520	20,588,486
4.72%, 07/28/26, (1-day SOFR Index + 1.05%)(a)(b)	21,647	21,686,891
Principal Life Global Funding II, 4.47%, 08/18/28, (1-day SOFR + 0.81%)(a)(b)	10,100	10,093,784
Protective Life Global Funding, 4.51%, 09/11/28, (1-day SOFR + 0.85%)(a)(b)	16,000	16,012,658
Sammons Financial Group Global Funding, 4.51%, 09/02/27, (1-day SOFR + 0.85%)(a)(b)	700	699,709
		510,781,679
Internet — 0.6%
Alphabet, Inc., 4.18%, 11/15/28, (1-day SOFR + 0.52%)(a)(c)	10,100	10,143,548
Security	Par (000)	Value
Internet (continued)
Amazon.com, Inc.
4.10%, 03/13/28, (1-day SOFR + 0.44%)(a)	$20,000	$20,017,250
4.25%, 03/13/29, (1-day SOFR + 0.59%)(a)	25,590	25,657,133
		55,817,931
Machinery — 2.4%
Caterpillar Financial Services Corp.
4.04%, 01/07/27, (1-day SOFR + 0.38%)(a)	13,730	13,725,735
4.06%, 01/10/28, (1-day SOFR + 0.40%)(a)	12,650	12,650,110
4.15%, 02/23/29, (1-day SOFR + 0.49%)(a)(c)	13,000	12,980,028
4.18%, 05/14/27, (1-day SOFR + 0.52%)(a)(c)	18,444	18,471,773
4.18%, 03/03/28, (1-day SOFR + 0.52%)(a)(c)	13,930	13,942,960
4.19%, 07/07/27, (1-day SOFR + 0.53%)(a)	350	350,467
4.22%, 11/15/27, (1-day SOFR + 0.56%)(a)(c)	14,580	14,611,973
4.24%, 11/14/28, (1-day SOFR + 0.58%)(a)	13,245	13,262,498
4.30%, 08/15/28, (1-day SOFR + 0.64%)(a)	10,550	10,579,855
4.35%, 10/16/26, (1-day SOFR + 0.69%)(a)(c)	14,629	14,652,419
John Deere Capital Corp.
4.06%, 01/05/27, (1-day SOFR + 0.40%)(a)	11,100	11,097,987
4.16%, 03/06/28, (1-day SOFR + 0.50%)(a)	12,355	12,367,573
4.24%, 09/11/28, (1-day SOFR + 0.58%)(a)(c)	5,800	5,789,168
4.26%, 04/19/27, (1-day SOFR + 0.60%)(a)	16,804	16,861,194
4.26%, 06/11/27, (1-day SOFR + 0.60%)(a)	17,007	17,041,761
4.34%, 07/15/27, (1-day SOFR + 0.68%)(a)(c)	14,450	14,511,811
4.45%, 06/08/26, (1-day SOFR + 0.79%)(a)	13,648	13,653,368
Series I, 4.21%, 03/09/29, (1-day SOFR + 0.55%)(a)(c)	9,025	9,010,809
		225,561,489
Manufacturing — 0.2%
Siemens Funding BV, 4.30%, 05/26/28, (1-day SOFR + 0.64%)(a)(b)	16,150	16,188,307
Media — 0.2%
Walt Disney Co. (The), 4.14%, 03/14/29, (1-day SOFR Index + 0.47%)(a)(c)	14,750	14,750,961
Mining — 0.4%
Glencore Funding LLC
4.41%, 10/01/26, (1-day SOFR Index + 0.75%)(a)(b)	5,900	5,903,139
4.72%, 04/04/27, (1-day SOFR Index + 1.06%)(a)(b)(c)	11,995	12,033,994
Rio Tinto Finance USA PLC, 4.50%, 03/14/28, (1-day SOFR Index + 0.84%)(a)(c)	15,805	15,874,864
		33,811,997
Multi-National — 3.6%
European Investment Bank, 4.66%, 05/21/28, (1-day SOFR Index + 1.00%)(a)(b)	34,590	35,164,851
Inter-American Development Bank
3.93%, 03/20/28, (1-day SOFR Index + 0.27%)(a)(c)	67,240	67,334,654
4.01%, 10/05/28, (1-day SOFR Index + 0.35%)(a)(c)	58,871	59,073,420
International Bank for Reconstruction & Development
3.96%, 01/24/29, (1-day SOFR Index + 0.30%)(a)(c)	79,797	79,929,210
4.03%, 01/12/27, (1-day SOFR Index + 0.37%)(a)(c)	91,343	91,469,947
		332,972,082
Schedule of Investments
94

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Floating Rate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas — 0.6%
Chevron USA, Inc.
4.02%, 02/26/27, (1-day SOFR Index + 0.36%)(a)(c)	$14,570	$14,578,661
4.13%, 02/26/28, (1-day SOFR Index + 0.47%)(a)(c)	9,216	9,222,420
4.48%, 10/15/30, (1-day SOFR + 0.82%)(a)	10,300	10,405,290
Series ., 4.24%, 08/13/28, (1-day SOFR + 0.57%)(a)	10,000	10,022,621
Shell Finance U.S., Inc., 4.45%, 11/06/30, (1-day SOFR + 0.78%)(a)(c)	10,000	10,018,542
		54,247,534
Pharmaceuticals — 1.2%
AbbVie, Inc., 4.14%, 03/03/28, (1-day SOFR Index + 0.48%)(a)	10,000	10,007,165
Eli Lilly & Co., 4.19%, 10/15/28, (1-day SOFR + 0.53%)(a)	12,100	12,118,868
GlaxoSmithKline Capital PLC, 4.16%, 03/12/27, (1-day SOFR + 0.50%)(a)	10,510	10,529,370
Merck & Co., Inc.
4.12%, 09/15/27, (1-day SOFR + 0.46%)(a)	300	300,637
4.23%, 03/15/29, (1-day SOFR + 0.57%)(a)	16,100	16,124,972
Novartis Capital Corp.
4.19%, 11/05/28, (1-day SOFR + 0.52%)(a)	12,500	12,541,226
4.31%, 03/16/29, (1-day SOFR Index + 0.65%)(a)(c)	14,300	14,358,156
Pfizer, Inc., 4.16%, 11/15/27, (1-day SOFR + 0.50%)(a)	7,100	7,118,765
Sanofi SA
4.13%, 11/03/27, (1-day SOFR + 0.46%)(a)	9,625	9,644,123
4.21%, 11/03/28, (1-day SOFR + 0.54%)(a)	15,100	15,123,240
		107,866,522
Real Estate Investment Trusts — 0.3%
Public Storage Operating Co., 4.36%, 04/16/27, (1-day SOFR Index + 0.70%)(a)	29,623	29,672,330
Retail — 0.3%
Walmart, Inc.
4.05%, 04/30/29, (1-day SOFR Index + 0.400%)(a)	8,775	8,776,597
4.10%, 04/28/27, (1-day SOFR Index + 0.43%)(a)	22,025	22,068,089
		30,844,686
Savings & Loans — 0.4%
Nationwide Building Society
4.67%, 09/30/30, (1-day SOFR + 1.01%)(a)(b)	10,900	10,892,106
4.73%, 07/14/29, (1-day SOFR + 1.07%)(a)(b)	10,800	10,826,940
4.96%, 02/16/28, (1-day SOFR + 1.29%)(a)(b)(c)	13,678	13,743,319
		35,462,365
Software — 0.4%
Fidelity National Information Services, Inc., 4.87%, 03/10/29, (1-day SOFR + 1.21%)(a)	12,775	12,765,626
Oracle Corp.
4.43%, 08/03/28, (1-day SOFR + 0.76%)(a)	14,180	13,942,472
4.78%, 02/04/29, (1-day SOFR Index + 1.11%)(a)	13,850	13,739,099
		40,447,197
Security	Par (000)	Value
Telecommunications — 0.3%
NTT Finance Corp.
4.73%, 07/16/28, (1-day SOFR + 1.08%)(a)(b)	$9,350	$9,422,898
4.96%, 07/16/30, (1-day SOFR + 1.31%)(a)(b)	15,050	15,304,116
		24,727,014
Total Corporate Bonds & Notes — 75.6% (Cost: $7,001,679,026)		7,014,576,810
Foreign Government Obligations(e)
Canada — 0.4%
CDP Financial, Inc., 3.99%, 04/16/29, (1-day SOFR Index + 0.33%)(a)(b)	20,000	19,994,089
Export Development Canada, 4.00%, 08/01/28, (1-day SOFR Index + 0.33%)(a)(c)	19,710	19,753,420
PSP Capital, Inc., 4.01%, 12/01/27, (1-day SOFR + 0.35%)(a)(b)(c)	2,000	2,004,271
		41,751,780
Finland — 0.3%
Kuntarahoitus OYJ
4.67%, 02/02/29, (1-day SOFR Index + 1.00%)(a)(b)	10,800	11,007,208
4.67%, 02/04/30, (1-day SOFR Index + 1.00%)(a)(b)	20,000	20,494,473
		31,501,681
Netherlands — 0.3%
BNG Bank NV
4.02%, 03/19/31, (1-day SOFR Index + 0.36%)(a)(b)	20,400	20,400,954
4.66%, 03/17/28, (1-day SOFR Index + 1.00%)(a)(b)	4,000	4,055,201
4.67%, 08/05/26, (1-day SOFR Index + 1.00%)(a)(b)	3,700	3,707,477
		28,163,632
Norway — 2.0%
Kommunalbanken AS
4.06%, 03/03/28, (1-day SOFR Index + 0.40%)(a)(b)	67,925	68,087,308
4.07%, 04/09/29, (1-day SOFR Index + 0.41%)(a)(b)(c)	53,100	53,299,998
4.66%, 06/17/26, (1-day SOFR Index + 1.00%)(a)(b)	60,670	60,733,469
		182,120,775
South Korea — 2.2%
Export-Import Bank of Korea
4.05%, 01/13/29, (1-day SOFR + 0.40%)(a)	13,025	13,026,548
4.11%, 09/22/28, (1-day SOFR + 0.46%)(a)	5,600	5,609,448
4.12%, 01/14/28, (1-day SOFR + 0.47%)(a)	18,045	18,066,987
4.47%, 09/11/29, (1-day SOFR + 0.82%)(a)	22,420	22,706,670
Industrial Bank of Korea
4.23%, 06/24/28, (1-day SOFR + 0.58%)(a)(d)	7,800	7,826,122
4.27%, 09/30/27, (1-day SOFR + 0.62%)(a)(d)	10,225	10,255,337
Korea Development Bank(The)
4.17%, 01/28/31, (1-day SOFR + 0.50%)(a)(c)	15,000	15,033,155
4.35%, 10/23/26, (1-day SOFR + 0.70%)(a)	11,900	11,917,731
4.43%, 02/03/30, (1-day SOFR + 0.76%)(a)	34,375	34,739,749
Korea Electric Power Corp., 4.29%, 11/12/28(a)(d)	6,200	6,210,842
Korea Gas Corp., 4.31%, 07/10/28, (1-day SOFR + 0.65%)(a)(d)	4,500	4,513,137
95
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Floating Rate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
South Korea (continued)
Korea Housing Finance Corp.
4.15%, 01/15/29, (1-day SOFR + 0.490%)(a)(d)	$1,700	$1,698,269
4.56%, 01/21/30, (1-day SOFR + 0.90%)(a)(d)	11,000	11,108,503
Korea National Oil Corp.
4.43%, 03/31/28, (1-day SOFR + 0.77%)(a)(d)	7,500	7,522,505
4.48%, 04/03/27, (1-day SOFR + 0.83%)(a)(d)	5,400	5,412,773
4.56%, 09/30/27, (1-day SOFR + 0.90%)(a)(d)	15,000	15,068,827
4.74%, 11/14/26, (1-day SOFR + 1.08%)(a)(d)	9,670	9,698,449
		200,415,052
Supranational — 17.5%
Asian Development Bank
3.95%, 01/29/31, (1-day SOFR Index + 0.28%)(a)	21,000	21,006,139
3.96%, 06/20/28, (1-day SOFR Index + 0.30%)(a)	49,441	49,567,286
4.66%, 06/16/26, (1-day SOFR Index + 1.00%)(a)	34,555	34,594,852
4.66%, 08/27/26, (1-day SOFR Index + 1.00%)(a)	53,255	53,409,169
4.66%, 04/06/27, (1-day SOFR Index + 1.00%)(a)(c)	53,037	53,464,960
Asian Infrastructure Investment Bank (The), 4.29%, 08/16/27, (1-day SOFR Index + 0.62%)(a)(b)(c)	12,250	12,322,204
European Bank for Reconstruction & Development
3.97%, 02/16/29, (1-day SOFR Index + 0.30%)(a)	86,289	86,476,455
3.99%, 02/20/28, (1-day SOFR Index + 0.33%)(a)	101,620	101,865,511
4.08%, 07/22/30, (1-day SOFR Index + 0.42%)(a)	66,150	66,500,608
European Investment Bank, 3.98%, 08/14/29, (1-day SOFR Index + 0.32%)(a)	33,310	33,384,870
Inter-American Development Bank
3.83%, 09/16/26, (1-day SOFR Index + 0.17%)(a)	67,492	67,502,988
3.94%, 04/12/27, (1-day SOFR Index + 0.28%)(a)(c)	61,578	61,666,805
3.96%, 02/15/29, (1-day SOFR Index + 0.30%)(a)(c)	68,648	68,766,763
4.01%, 10/04/27, (1-day SOFR Index + 0.35%)(a)(c)	70,027	70,213,310
4.04%, 08/01/29, (1-day SOFR Index + 0.37%)(a)	66,966	67,206,184
Series GLOB, 4.05%, 03/13/30, (1-day SOFR Index + 0.39%)(a)	49,075	49,292,668
International Bank for Reconstruction & Development
3.84%, 06/15/26, (1-day SOFR Index + 0.18%)(a)	35,910	35,914,161
3.93%, 06/15/27, (1-day SOFR Index + 0.27%)(a)	73,945	74,032,438
3.95%, 02/23/27, (1-day SOFR Index + 0.28%)(a)	18,805	18,831,352
3.95%, 11/18/27, (1-day SOFR Index + 0.28%)(a)(c)	31,650	31,710,930
3.96%, 05/15/28, (1-day SOFR Index + 0.30%)(a)	63,875	64,024,532
3.96%, 11/22/28, (1-day SOFR Index + 0.29%)(a)(c)	74,395	74,536,434
3.97%, 09/23/26, (1-day SOFR Index + 0.31%)(a)	78,849	78,909,586
Security	Par (000)	Value
Supranational (continued)
4.10%, 08/19/27, (1-day SOFR Index + 0.43%)(a)	$105,294	$105,671,556
Series GDIF, 4.04%, 02/11/31, (1-day SOFR Index + 0.37%)(a)	10,000	10,033,816
Series GDIF, 4.12%, 10/04/30, (1-day SOFR Index + 0.46%)(a)(c)	49,200	49,583,860
International Finance Corp.
3.94%, 07/30/27, (1-day SOFR Index + 0.27%)(a)	1,350	1,352,208
3.97%, 08/28/28, (1-day SOFR Index + 0.31%)(a)	83,547	83,762,770
4.02%, 08/28/29, (1-day SOFR Index + 0.36%)(a)	43,075	43,231,705
4.04%, 10/22/30, (1-day SOFR Index + 0.38%)(a)	20,425	20,513,612
Nordic Investment Bank
3.95%, 10/04/27, (1-day SOFR Index + 0.29%)(a)(b)	2,081	2,083,951
4.67%, 05/12/26, (1-day SOFR Index + 1.00%)(a)	31,298	31,305,609
		1,622,739,292
Sweden — 1.0%
Svensk Exportkredit AB
4.03%, 11/21/29, (1-day SOFR + 0.37%)(a)	19,450	19,488,041
4.67%, 08/03/26, (1-day SOFR Index + 1.00%)(a)	51,060	51,171,833
4.67%, 05/05/27, (1-day SOFR + 1.00%)(a)	20,000	20,164,499
		90,824,373
Total Foreign Government Obligations — 23.7% (Cost: $2,193,407,446)		2,197,516,585
Total Long-Term Investments — 99.3% (Cost: $9,195,086,472)		9,212,093,395
	Shares
Short-Term Securities
Money Market Funds — 2.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.83%(f)(g)(h)	161,071,842	161,120,163
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.61%(f)(g)	46,080,000	46,080,000
Total Short-Term Securities — 2.2% (Cost: $207,114,041)		207,200,163
Total Investments — 101.5% (Cost: $9,402,200,513)		9,419,293,558
Liabilities in Excess of Other Assets — (1.5)%		(138,928,833)
Net Assets — 100.0%		$9,280,364,725

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
Schedule of Investments
96

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Floating Rate Bond ETF

(e)	U.S. dollar denominated security issued by foreign domiciled entity.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/26	Shares Held at 04/30/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$182,330,899	$—	$(21,161,175)(a)	$(15,235)	$(34,326)	$161,120,163	161,071,842	$319,686 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	57,480,000	—	(11,400,000)(a)	—	—	46,080,000	46,080,000	809,440	—
				$(15,235)	$(34,326)	$207,200,163		$1,129,126	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$7,014,576,810	$—	$7,014,576,810
Foreign Government Obligations	—	2,197,516,585	—	2,197,516,585
Short-Term Securities
Money Market Funds	207,200,163	—	—	207,200,163
	$207,200,163	$9,212,093,395	$—	$9,419,293,558
See notes to financial statements.
97
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)
April 30, 2026
iShares® USD Green Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Collateralized Mortgage Obligations
United States — 0.0%
Federal National Mortgage Association-ACES, Series 2017, Class A2, 3.06%, 09/25/27(a)	$59	$58,402
Total Collateralized Mortgage Obligations — 0.0% (Cost: $57,854)		58,402
Corporate Bonds & Notes
Canada — 1.3%
Alimentation Couche-Tard, Inc., 3.63%, 05/13/51(b)(c)	700	490,154
Brookfield Finance, Inc., 2.72%, 04/15/31(c)	1,005	913,002
Manulife Financial Corp., 3.70%, 03/16/32	1,625	1,545,923
Royal Bank of Canada, 1.15%, 07/14/26	1,569	1,559,949
Toronto-Dominion Bank (The), 5.26%, 12/11/26	1,332	1,340,901
		5,849,929
Chile — 1.1%
AES Andes SA, 6.30%, 03/15/29(d)	750	768,316
Colbun SA
3.15%, 01/19/32(d)	1,340	1,213,175
5.38%, 09/11/35(d)	900	892,076
Engie Energia Chile SA, 6.38%, 04/17/34(d)	1,050	1,104,071
Inversiones CMPC SA, 4.38%, 04/04/27(d)	1,180	1,177,700
		5,155,338
China — 3.6%
Agricultural Bank of China Ltd./New York, 2.00%, 01/18/27(d)	600	590,554
Amipeace Ltd., 1.75%, 11/09/26(d)	700	691,118
Baidu, Inc., 2.38%, 08/23/31(c)	1,305	1,180,559
Chengdu Tianfu New Area Investment Group Co. Ltd., 5.45%, 04/10/27(d)	200	201,555
China Construction Bank Corp./Hong Kong, 5.00%, 11/30/26(d)	1,100	1,104,487
China Construction Bank Corp./Sydney, 4.50%, 05/31/26(d)	800	800,026
China Huaneng Group Hong Kong Treasury Management Holding Ltd., 4.15%, (3-year CMT + 3.67%)(a)(d)(e)	759	761,119
China Merchants Bank Co. Ltd./Luxembourg Branch, 1.25%, 09/01/26(d)	500	494,893
CMB International Leasing Management Ltd., 1.75%, 09/16/26(d)	400	395,939
Deyang Development Holdings Group Co. Ltd., 4.29%, 10/28/28(d)	600	596,451
Guangzhou Development District Holding Group Co. Ltd., 4.40%, 11/28/27(d)	1,000	999,168
Henan Railway Construction & Investment Group Co. Ltd., 4.80%, 01/10/28(d)	800	803,921
ICBCIL Finance Co. Ltd., 2.25%, 11/02/26(d)	1,300	1,285,977
Industrial & Commercial Bank of China Ltd., 4.13%, 05/21/28(d)	500	499,894
Industrial & Commercial Bank of China Ltd./Hong Kong
1.63%, 10/28/26(d)	1,800	1,777,741
5.38%, 10/25/26(d)	1,900	1,909,823
Lenovo Group Ltd., 6.54%, 07/27/32(d)	1,205	1,294,010
Xiaomi Best Time International Ltd., 4.10%, 07/14/51(d)	860	656,139
Xingcheng Bvi Ltd., 2.38%, 10/08/26(d)	600	590,295
		16,633,669
Security	Par (000)	Value
France — 0.4%
BNP Paribas SA, 1.68%, 06/30/27, (1-day SOFR + 0.91%)(a)(b)	$2,045	$2,035,273
Germany — 5.4%
Kreditanstalt fuer Wiederaufbau
0.75%, 09/30/30	4,052	3,522,892
1.00%, 10/01/26	5,756	5,690,045
1.75%, 09/14/29	4,337	4,039,255
4.38%, 02/28/34	3,770	3,792,375
RWE Finance U.S. LLC
5.13%, 09/18/35(b)	2,120	2,064,022
5.88%, 04/16/34(b)	2,120	2,194,081
5.88%, 09/18/55(b)	2,145	2,044,645
6.25%, 04/16/54(b)	2,105	2,109,867
		25,457,182
Hong Kong — 1.3%
Hongkong Land Finance Cayman Islands Co. Ltd. (The), 2.25%, 07/15/31(d)	1,100	984,571
Link Finance Cayman 2009 Ltd. (The), 2.88%, 07/21/26(d)	900	896,953
MTR Corp. CI Ltd., 2.50%, 11/02/26(d)	1,100	1,090,766
MTR Corp. Ltd., 1.63%, 08/19/30(d)	2,280	2,060,689
Swire Properties MTN Financing Ltd., 3.50%, 01/10/28(d)	900	886,130
		5,919,109
Hungary — 0.3%
MVM Energetika Zrt, 7.50%, 06/09/28(d)	1,500	1,570,887
India — 1.5%
Indian Railway Finance Corp. Ltd.
3.57%, 01/21/32(c)(d)	1,155	1,083,137
3.84%, 12/13/27(d)	1,200	1,185,704
Power Finance Corp. Ltd., 3.75%, 12/06/27(d)	900	887,374
REC Ltd.
3.88%, 07/07/27(d)	1,100	1,089,483
4.75%, 09/27/29(d)	1,040	1,037,950
5.63%, 04/11/28(d)	1,700	1,725,441
		7,009,089
Indonesia — 0.5%
Pertamina Geothermal Energy PT, 5.15%, 04/27/28(d)	780	783,999
Star Energy Geothermal Darajat II/Star Energy Geothermal Salak, 4.85%, 10/14/38(d)	1,600	1,516,791
		2,300,790
Japan — 3.9%
Aozora Bank Ltd., 5.90%, 09/08/26(d)	500	501,587
Honda Motor Co. Ltd.
2.53%, 03/10/27	2,168	2,136,428
2.97%, 03/10/32	1,734	1,554,960
Marubeni Corp., 1.58%, 09/17/26(d)	900	890,461
Mitsui Fudosan Co. Ltd., 2.57%, 01/21/32(b)(c)	775	684,928
Mizuho Financial Group, Inc.
3.26%, 05/22/30, (1-year CMT + 1.25%)(a)(c)	960	924,914
5.78%, 07/06/29, (1-year CMT + 1.65%)(a)	2,925	3,002,551
Norinchukin Bank(The)
1.28%, 09/22/26(b)(c)	980	967,165
2.08%, 09/22/31(b)(c)	1,040	900,728
4.87%, 09/14/27(b)	1,050	1,053,806
5.09%, 10/16/29(b)(c)	1,150	1,162,260
5.43%, 03/09/28(b)	1,110	1,125,039
Sumitomo Mitsui Financial Group, Inc., 2.47%, 01/14/29	1,105	1,049,075
Schedule of Investments
98

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® USD Green Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Japan (continued)
Sumitomo Mitsui Trust Bank Ltd.
2.80%, 03/10/27(b)(c)	$1,140	$1,125,541
5.50%, 03/09/28(b)(c)	1,215	1,238,345
		18,317,788
Kuwait — 0.2%
NBK SPC Ltd., 5.50%, 06/06/30, (1-day SOFR + 1.16%)(a)(d)	1,100	1,123,514
Mexico — 0.3%
Trust 2401, 7.38%, 02/13/34	600	652,175
Trust Fibra Uno, 7.38%, 02/13/34(d)	600	648,204
		1,300,379
Netherlands — 0.4%
ABN AMRO Bank NV, 2.47%, 12/13/29, (1-year CMT + 1.10%)(a)(b)	2,105	1,993,940
Philippines — 0.2%
Philippine National Bank, 4.85%, 10/23/29(d)	750	753,629
Portugal — 0.4%
EDP Finance BV, 1.71%, 01/24/28(b)	1,880	1,791,394
Saudi Arabia — 5.7%
Gaci First Investment Co.
4.75%, 02/14/30(d)	3,500	3,475,909
4.88%, 02/14/35(d)	4,300	4,177,505
5.00%, 10/13/27(d)	2,500	2,510,439
5.13%, 02/14/53(d)	3,800	3,290,822
5.25%, 10/13/32(d)	3,570	3,602,207
5.38%, 10/13/2122(d)	1,000	842,890
Saudi Awwal Bank, 5.95%, 09/04/35, (5-year CMT + 2.20%)(a)(d)	2,400	2,386,606
Saudi Electricity Global Sukuk Co. 5, 2.41%, 09/17/30(d)	1,300	1,179,754
Saudi Electricity Sukuk Programme Co.
4.63%, 04/11/33(d)	2,350	2,290,356
5.49%, 02/18/35(d)	2,800	2,850,790
		26,607,278
South Korea — 3.7%
Doosan Enerbility Co. Ltd., 5.50%, 07/17/26(d)	600	601,098
Hanwha Q Cells Americas Holdings Corp., 5.00%, 07/27/28(d)	825	834,638
Hyundai Capital Services, Inc., 2.50%, 01/24/27(d)	850	837,453
KEB Hana Bank, 4.00%, 10/21/30(d)	800	789,253
Kia Corp.
1.75%, 10/16/26(d)	800	790,107
2.75%, 02/14/27(d)	530	523,225
Korea Ocean Business Corp., 4.63%, 05/09/30(d)	600	603,477
Kyobo Life Insurance Co. Ltd., 5.90%, 06/15/52, (5-year CMT + 2.89%)(a)(d)	980	990,375
LG Chem Ltd., 3.63%, 04/15/29(d)	1,145	1,105,137
LG Energy Solution Ltd.
5.38%, 07/02/29(d)	1,685	1,713,990
5.50%, 07/02/34(d)	1,045	1,038,474
5.63%, 09/25/26(d)	825	827,996
5.75%, 09/25/28(d)	1,325	1,353,794
5.88%, 04/02/35(d)	1,545	1,558,704
Shinhan Bank Co. Ltd., 4.38%, 04/13/32(c)(d)	1,090	1,062,228
Security	Par (000)	Value
South Korea (continued)
SK Battery America, Inc.
4.25%, 01/22/29(d)	$2,000	$1,992,559
4.88%, 01/23/27(d)	800	802,059
		17,424,567
Sweden — 0.4%
Swedbank AB, 1.54%, 11/16/26(b)	2,040	2,011,862
United Arab Emirates — 7.4%
Abu Dhabi Commercial Bank PJSC
4.50%, 09/14/27(d)	1,100	1,099,528
5.50%, 01/12/29(d)	1,300	1,322,560
Abu Dhabi Future Energy Co. Pjsc Masdar
4.88%, 07/25/29(d)	1,100	1,104,415
4.88%, 05/21/30(d)	1,050	1,049,663
4.88%, 07/25/33(d)	1,600	1,571,746
5.25%, 07/25/34(d)	1,100	1,099,361
5.38%, 05/21/35(d)	1,000	1,007,391
Abu Dhabi National Energy Co. PJSC
4.70%, 04/24/33(d)	1,950	1,906,812
4.75%, 03/09/37(d)	2,000	1,902,451
Adib Sukuk Co. II Ltd., 5.70%, 11/15/28(d)	900	917,759
Aldar Investment Properties Sukuk Ltd.
4.88%, 05/24/33(d)	1,300	1,271,626
5.25%, 03/25/35(d)	1,200	1,182,929
5.50%, 05/16/34(d)	1,300	1,304,687
Commercial Bank of Dubai PSC, 5.32%, 06/14/28(d)	1,000	1,007,835
Dhafrah Pv2 Energy Co. LLC, 5.79%, 06/30/53(d)	1,900	1,883,711
DP World Crescent Ltd., 5.50%, 09/13/33(d)	3,000	3,008,686
Emirates NBD Bank PJSC
4.53%, 01/13/31(d)	1,600	1,575,789
5.88%, 10/11/28(d)	1,500	1,537,838
First Abu Dhabi Bank PJSC
4.77%, 06/06/28(d)	1,200	1,199,481
5.13%, 10/13/27(d)	1,575	1,583,543
MAF Sukuk Ltd.
3.93%, 02/28/30(d)	1,200	1,147,665
4.64%, 05/14/29(d)	1,400	1,380,192
5.00%, 06/01/33(d)	1,200	1,177,715
National Central Cooling Co. PJSC, 5.28%, 03/05/30(d)	1,400	1,413,813
Sweihan PV Power Co. PJSC, 3.63%, 01/31/49(d)	1,431	1,172,588
		34,829,784
United States — 35.8%
AES Corp.(The)
2.45%, 01/15/31	1,968	1,752,523
5.45%, 06/01/28(c)	1,615	1,630,740
Alexandria Real Estate Equities, Inc.
2.00%, 05/18/32	1,895	1,583,531
2.95%, 03/15/34	1,747	1,474,027
4.75%, 04/15/35(c)	1,077	1,017,898
American Homes 4 Rent LP, 5.50%, 02/01/34	1,267	1,285,329
AP Moller - Maersk A/S, 5.88%, 09/14/33(b)	1,545	1,614,186
Apple, Inc., 3.00%, 06/20/27	2,260	2,236,910
Arizona Public Service Co., 2.65%, 09/15/50(c)	944	556,045
AvalonBay Communities, Inc.
1.90%, 12/01/28	993	934,394
2.05%, 01/15/32	1,460	1,274,115
Avangrid, Inc., 3.80%, 06/01/29	1,620	1,579,794
Boston Properties LP
2.45%, 10/01/33	1,745	1,423,498
2.55%, 04/01/32	1,755	1,522,480
99
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® USD Green Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
United States (continued)
3.40%, 06/21/29	$1,915	$1,840,088
4.50%, 12/01/28(c)	2,135	2,129,403
6.50%, 01/15/34	1,540	1,624,054
6.75%, 12/01/27(c)	1,615	1,667,156
Consolidated Edison Co. of New York, Inc.
3.60%, 06/15/61	1,595	1,065,687
Series 20A, 3.35%, 04/01/30	1,497	1,437,184
Series 20B, 3.95%, 04/01/50	2,085	1,605,856
Dominion Energy, Inc., Series C, 2.25%, 08/15/31(c)	1,926	1,704,081
DTE Electric Co.
3.95%, 03/01/49	1,291	989,757
Series A, 1.90%, 04/01/28	1,447	1,387,925
Series A, 4.05%, 05/15/48	1,091	850,408
Series B, 3.25%, 04/01/51(c)	850	566,328
Series B, 3.65%, 03/01/52	824	592,025
Duke Energy Carolinas LLC, 3.95%, 11/15/28(c)	1,365	1,353,691
Duke Energy Florida LLC, 2.50%, 12/01/29(c)	1,565	1,468,719
Duke Energy Progress LLC
3.45%, 03/15/29	1,258	1,229,862
5.10%, 03/15/34	1,065	1,080,978
Equinix, Inc.
1.55%, 03/15/28	1,607	1,525,843
2.50%, 05/15/31	2,205	1,975,892
3.90%, 04/15/32	2,490	2,361,937
ERP Operating LP
1.85%, 08/01/31	1,144	1,006,463
4.15%, 12/01/28	946	940,679
Evergy Kansas Central, Inc., 2.55%, 07/01/26(c)	641	639,247
Federal Realty OP LP, 5.38%, 05/01/28	758	769,246
Fifth Third Bancorp, 1.71%, 11/01/27, (1-day SOFR + 0.69%)(a)	1,253	1,236,200
Ford Motor Co.
3.25%, 02/12/32	5,192	4,555,314
6.10%, 08/19/32(c)	3,677	3,745,140
General Motors Co.
5.40%, 10/15/29(c)	2,216	2,265,624
5.60%, 10/15/32(c)	2,661	2,730,672
HA Sustainable Infrastructure Capital, Inc.
6.15%, 01/15/31(c)	1,140	1,172,354
6.38%, 07/01/34(c)	2,085	2,134,458
6.75%, 07/15/35	855	893,367
HAT Holdings I LLC/HAT Holdings II LLC
3.38%, 06/15/26(b)	1,302	1,298,686
3.75%, 09/15/30(b)(c)	724	669,964
Healthpeak OP LLC
1.35%, 02/01/27(c)	957	936,370
2.13%, 12/01/28	1,118	1,054,614
Host Hotels & Resorts LP
5.70%, 07/01/34	1,185	1,205,376
Series H, 3.38%, 12/15/29	1,328	1,264,310
Series I, 3.50%, 09/15/30	1,738	1,641,804
Series J, 2.90%, 12/15/31	896	801,574
Interstate Power and Light Co.
3.50%, 09/30/49(c)	528	364,956
3.60%, 04/01/29(c)	621	607,491
4.10%, 09/26/28	1,125	1,116,839
JPMorgan Chase & Co., 6.07%, 10/22/27, (1-day SOFR + 1.33%)(a)	4,119	4,154,252
Kilroy Realty LP
2.50%, 11/15/32	815	670,984
2.65%, 11/15/33	892	715,961
Security	Par (000)	Value
United States (continued)
4.75%, 12/15/28	$850	$843,037
Kimco Realty OP LLC, 2.70%, 10/01/30	1,075	1,000,769
Liberty Utilities Finance GP 1, 2.05%, 09/15/30(b)	1,388	1,246,542
Massachusetts Institute of Technology, 3.96%, 07/01/38	850	775,889
MidAmerican Energy Co.
2.70%, 08/01/52	1,065	641,272
3.10%, 05/01/27	832	823,907
3.15%, 04/15/50	1,263	839,679
3.65%, 04/15/29	1,830	1,797,037
3.65%, 08/01/48	1,355	994,381
3.95%, 08/01/47	892	690,510
4.25%, 07/15/49	2,077	1,664,736
5.30%, 02/01/55	1,245	1,152,698
5.35%, 01/15/34	645	662,596
5.85%, 09/15/54	1,995	1,995,807
New York State Electric & Gas Corp.
5.05%, 08/15/35(b)	645	636,076
5.30%, 08/15/34(b)	969	979,134
5.65%, 08/15/28(b)	720	737,947
5.85%, 08/15/33(b)(c)	832	868,472
NextEra Energy Capital Holdings, Inc., 1.90%, 06/15/28	3,383	3,215,151
Niagara Mohawk Power Corp.
1.96%, 06/27/30(b)	1,130	1,016,685
5.78%, 09/16/52(b)	1,040	998,962
NiSource, Inc., 5.00%, 06/15/52	746	644,013
Northern States Power Co./MN
2.25%, 04/01/31	1,040	939,605
2.60%, 06/01/51	1,428	856,140
2.90%, 03/01/50	1,250	805,617
3.20%, 04/01/52	899	605,875
4.50%, 06/01/52	1,075	891,330
5.40%, 03/15/54(c)	1,483	1,403,740
NSTAR Electric Co.
3.10%, 06/01/51	652	423,732
3.25%, 05/15/29	1,075	1,040,732
3.95%, 04/01/30	883	866,302
4.95%, 09/15/52	811	717,245
Oncor Electric Delivery Co. LLC, 4.15%, 06/01/32	816	792,394
PacifiCorp
2.90%, 06/15/52	2,148	1,260,514
5.50%, 05/15/54	2,641	2,380,802
Piedmont Operating Partnership LP, 3.15%, 08/15/30	455	413,801
Principal Life Global Funding II, 1.25%, 08/16/26(b)	1,300	1,288,926
Prologis LP
1.25%, 10/15/30	1,701	1,478,384
4.63%, 01/15/33	1,438	1,421,468
Public Service Co. of Colorado
3.70%, 06/15/28	896	884,460
4.10%, 06/15/48	660	512,142
5.75%, 05/15/54	1,571	1,526,844
Series 34, 3.20%, 03/01/50(c)	1,118	736,526
Series 36, 2.70%, 01/15/51	835	491,191
Public Service Co. of Oklahoma
Series J, 2.20%, 08/15/31	1,058	930,211
Series K, 3.15%, 08/15/51	875	555,948
Puget Sound Energy, Inc.
5.45%, 06/01/53	759	716,308
5.69%, 06/15/54	821	804,851
Schedule of Investments
100

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® USD Green Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
United States (continued)
QTS Fayetteville I Dc1-2 LLC / QTS TRS Fayetteville I DC1-2 LLC, 5.70%, 04/15/36(b)	$800	$778,159
Rexford Industrial Realty LP, 2.15%, 09/01/31	885	766,937
Solar Star Funding LLC, 5.38%, 06/30/35(b)	1,187	1,186,937
Southwestern Electric Power Co., 3.25%, 11/01/51	1,372	879,247
Southwestern Public Service Co.
3.75%, 06/15/49(c)	545	391,263
Series 8, 3.15%, 05/01/50	1,277	822,377
Toyota Motor Credit Corp., 2.15%, 02/13/30	1,931	1,779,197
Tucson Electric Power Co., 1.50%, 08/01/30	736	647,150
UDR, Inc.
1.90%, 03/15/33	905	742,423
3.10%, 11/01/34	705	603,320
Union Electric Co., 2.63%, 03/15/51(c)	1,170	685,593
Union Pacific Corp., 4.95%, 09/09/52	1,381	1,241,777
Verizon Communications, Inc.
1.50%, 09/18/30(c)	2,108	1,856,423
2.85%, 09/03/41	2,122	1,493,759
3.88%, 02/08/29	2,216	2,191,562
3.88%, 03/01/52	2,112	1,537,258
5.05%, 05/09/33(c)	2,180	2,204,566
5.50%, 02/23/54(c)	2,165	2,036,479
Welltower OP LLC
2.70%, 02/15/27	1,415	1,398,193
3.85%, 06/15/32(c)	1,277	1,216,125
Wisconsin Electric Power Co., 4.75%, 09/30/32(c)	1,120	1,131,200
Wisconsin Power and Light Co.
1.95%, 09/16/31(c)	634	552,206
3.95%, 09/01/32	1,320	1,259,235
4.95%, 04/01/33	776	777,503
5.38%, 03/30/34	702	715,631
Wisconsin Public Service Corp., 2.85%, 12/01/51	940	570,732
WP Carey, Inc., 2.45%, 02/01/32(c)	791	693,335
Xylem, Inc./New York
1.95%, 01/30/28	1,285	1,235,588
2.25%, 01/30/31(c)	1,110	1,002,754
		168,301,606
Total Corporate Bonds & Notes — 73.8% (Cost: $353,199,947)		346,387,007
Foreign Government Obligations(f)
Canada — 0.9%
CDP Financial, Inc., 1.00%, 05/26/26(b)	1,950	1,946,183
Export Development Canada, 4.75%, 06/05/34	2,135	2,196,780
		4,142,963
Chile — 1.3%
Chile Government International Bonds
2.55%, 01/27/32	3,029	2,702,750
3.50%, 01/25/50	4,925	3,558,234
		6,260,984
Denmark — 0.4%
Kommunekredit, 5.13%, 11/01/27(d)	2,000	2,031,008
Finland — 0.4%
Kuntarahoitus OYJ, 3.63%, 10/09/29(b)	1,800	1,777,540
Security	Par (000)	Value
Hong Kong — 4.5%
Airport Authority
1.75%, 01/12/27(b)	$2,220	$2,182,526
4.75%, 01/12/28(b)	2,080	2,099,534
Hong Kong Government International Bonds
1.38%, 02/02/31(b)(c)	2,560	2,263,827
1.75%, 11/24/31(d)	1,600	1,416,918
2.38%, 02/02/51(b)	1,000	629,282
4.00%, 06/07/28(b)(c)	1,450	1,452,091
4.00%, 06/07/33(b)	1,650	1,608,488
4.13%, 06/10/30(b)(c)	2,000	2,007,003
4.25%, 06/07/26(b)	800	800,099
4.25%, 07/24/27(b)	2,500	2,509,832
4.50%, 01/11/28(b)	1,710	1,724,357
4.63%, 01/11/33(b)	1,700	1,720,420
5.25%, 01/11/53(b)	820	849,990
		21,264,367
Indonesia — 1.6%
Perusahaan Penerbit SBSN Indonesia III
3.55%, 06/09/51(c)(d)	2,480	1,713,079
4.70%, 06/06/32(c)(d)	3,100	3,080,644
5.20%, 07/23/35(c)(d)	2,225	2,218,316
5.50%, 07/02/54(d)	680	654,065
		7,666,104
Israel — 0.9%
Israel Government International Bonds, 4.50%, 01/17/33	4,075	3,936,742
Japan — 0.9%
Japan Bank for International Cooperation
1.63%, 01/20/27(c)	1,335	1,312,648
3.88%, 01/23/31	1,200	1,183,805
4.38%, 10/05/27	950	953,627
4.88%, 10/18/28(c)	850	865,480
		4,315,560
Qatar — 1.2%
Qatar Government International Bonds
4.63%, 05/29/29(d)	2,200	2,216,082
4.75%, 05/29/34(d)	3,450	3,519,748
		5,735,830
South Korea — 1.4%
Export-Import Bank of Korea
1.75%, 10/19/28(d)	2,105	1,988,672
2.13%, 01/18/32(c)	2,030	1,804,082
3.75%, 01/13/29(c)	1,000	991,370
Korea Hydro & Nuclear Power Co. Ltd., 5.00%, 07/18/28(d)	900	912,659
Korea Water Resources Corp., 4.38%, 05/21/27(d)	700	700,533
		6,397,316
Supranational — 8.7%
Arab Energy Fund(The)
1.48%, 10/06/26(b)(c)	1,140	1,125,818
5.43%, 05/02/29(b)	1,500	1,537,742
Asian Development Bank
1.75%, 08/14/26(c)	1,175	1,168,167
2.38%, 08/10/27	1,192	1,168,830
3.13%, 09/26/28	1,675	1,644,880
CIF Capital Markets Mechanism PLC, 4.75%, 01/22/28(d)	1,200	1,211,529
European Investment Bank
0.63%, 10/21/27	890	848,811
101
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® USD Green Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Supranational (continued)
0.75%, 09/23/30	$3,206	$2,788,850
1.63%, 10/09/29	2,009	1,859,772
1.63%, 05/13/31	3,770	3,359,251
2.38%, 05/24/27	3,051	3,002,530
3.75%, 02/14/33	10,270	9,996,069
4.38%, 10/10/31	8,452	8,576,323
New Development Bank (The), 4.68%, 11/07/27(d)	2,600	2,618,089
		40,906,661
Total Foreign Government Obligations — 22.2% (Cost: $106,587,522)		104,435,075
Municipal Debt Obligations
United States — 0.4%
City of Los Angeles Department of Airports Customer Facility Charge Revenue, RB, Class A, 4.24%, 05/15/48 (AGM)	660	561,726
District of Columbia Water & Sewer Authority, RB, 4.81%, 10/01/2114	700	573,903
San Francisco City & County Public Utilities Commission Wastewater Revenue, RB, Class A, 4.66%, 10/01/27	380	382,741
University of Michigan, RB, Class B, 3.50%, 04/01/52	600	431,522
Total Municipal Debt Obligations — 0.4% (Cost: $2,232,770)		1,949,892
Total Long-Term Investments — 96.4% (Cost: $462,078,093)		452,830,376
Security	Shares	Value
Short-Term Securities
Money Market Funds — 10.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.83%(g)(h)(i)	31,181,825	$31,191,180
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.61%(g)(h)	18,340,000	18,340,000
Total Short-Term Securities — 10.6% (Cost: $49,521,727)		49,531,180
Total Investments — 107.0% (Cost: $511,599,820)		502,361,556
Liabilities in Excess of Other Assets — (7.0)%		(32,662,226)
Net Assets — 100.0%		$469,699,330

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Perpetual security with no stated maturity date.
(f)	U.S. dollar denominated security issued by foreign domiciled entity.
(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period end.
(i)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/26	Shares Held at 04/30/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$22,623,998	$8,571,793 (a)	$—	$(2,242)	$(2,369)	$31,191,180	31,181,825	$59,375 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	12,150,000	6,190,000 (a)	—	—	—	18,340,000	18,340,000	181,783	—
				$(2,242)	$(2,369)	$49,531,180		$241,158	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
102

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® USD Green Bond ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Collateralized Mortgage Obligations	$—	$58,402	$—	$58,402
Corporate Bonds & Notes	—	346,387,007	—	346,387,007
Foreign Government Obligations	—	104,435,075	—	104,435,075
Municipal Debt Obligations	—	1,949,892	—	1,949,892
Short-Term Securities
Money Market Funds	49,531,180	—	—	49,531,180
	$49,531,180	$452,830,376	$—	$502,361,556
See notes to financial statements.
103
2026 iShares Semi-Annual Financial Statements and Additional Information

Statements of Assets and Liabilities (unaudited)
April 30, 2026

	iShares 0-5 Year Investment Grade Corporate Bond ETF	iShares Aaa - A Rated Corporate Bond ETF	iShares BB Rated Corporate Bond ETF	iShares Convertible Bond ETF
ASSETS
Investments, at value—unaffiliated(a)(b)	$2,292,339,664	$1,511,967,871	$414,066,111	$5,895,562,588
Investments, at value—affiliated(c)	138,776,787	134,116,196	50,572,960	77,740,000
Cash	63,188	—	337,585	98,658
Foreign currency, at value(d)	—	—	21	—
Receivables:
Investments sold	15,793,972	25,407,128	8,623,613	282,726,777
Securities lending income—affiliated	28,916	30,086	15,603	3
Capital shares sold	—	142,259	—	1,607,954
Dividends—unaffiliated	—	—	—	14,000,451
Dividends—affiliated	18,938	35,645	25,599	187,352
Interest—unaffiliated	22,728,123	17,194,755	6,118,561	19,129,391
Total assets	2,469,749,588	1,688,893,940	479,760,053	6,291,053,174
LIABILITIES
Bank overdraft	—	37,950	—	—
Collateral on securities loaned, at value	130,193,513	133,182,075	44,404,952	—
Payables:
Investments purchased	27,433,601	20,958,608	11,607,923	212,565,910
Capital shares redeemed	199,281	51,808	—	—
Investment advisory fees	115,057	201,161	102,992	919,291
Total liabilities	157,941,452	154,431,602	56,115,867	213,485,201
Commitments and contingent liabilities
NET ASSETS	$2,311,808,136	$1,534,462,338	$423,644,186	$6,077,567,973
NET ASSETS CONSIST OF
Paid-in capital	$2,322,092,878	$1,661,127,055	$431,437,507	$5,251,517,811
Accumulated earnings (loss)	(10,284,742)	(126,664,717)	(7,793,321)	826,050,162
NET ASSETS	$2,311,808,136	$1,534,462,338	$423,644,186	$6,077,567,973
NET ASSET VALUE
Shares outstanding	45,800,000	32,300,000	9,050,000	54,050,000
Net asset value	$50.48	$47.51	$46.81	$112.44
Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited
Par value	None	None	None	None
(a) Investments, at cost—unaffiliated	$2,285,770,545	$1,593,916,077	$416,099,020	$5,254,188,401
(b) Securities loaned, at value	$126,065,685	$128,775,503	$42,818,060	$—
(c) Investments, at cost—affiliated	$138,723,588	$134,086,494	$50,556,901	$77,740,000
(d) Foreign currency, at cost	$—	$—	$18	$—
See notes to financial statements.
Statements of Assets and Liabilities
104

Statements of Assets and Liabilities (unaudited)(continued)
April 30, 2026

	iShares Floating Rate Bond ETF	iShares USD Green Bond ETF
ASSETS
Investments, at value—unaffiliated(a)(b)	$9,212,093,395	$452,830,376
Investments, at value—affiliated(c)	207,200,163	49,531,180
Cash	349,481	7,415
Foreign currency, at value(d)	277	7,365
Receivables:
Investments sold	120,663,816	197,902
Securities lending income—affiliated	51,331	12,661
Capital shares sold	2,711,982	204,469
Dividends—affiliated	94,712	41,574
Interest—unaffiliated	49,474,263	4,428,342
Total assets	9,592,639,420	507,261,284
LIABILITIES
Collateral on securities loaned, at value	160,937,447	31,182,545
Payables:
Investments purchased	150,196,822	6,302,632
Investment advisory fees	1,140,426	76,777
Total liabilities	312,274,695	37,561,954
Commitments and contingent liabilities
NET ASSETS	$9,280,364,725	$469,699,330
NET ASSETS CONSIST OF
Paid-in capital	$9,303,819,496	$504,993,747
Accumulated loss	(23,454,771)	(35,294,417)
NET ASSETS	$9,280,364,725	$469,699,330
NET ASSET VALUE
Shares outstanding	182,000,000	9,900,000
Net asset value	$50.99	$47.44
Shares authorized	Unlimited	Unlimited
Par value	None	None
(a) Investments, at cost—unaffiliated	$9,195,086,472	$462,078,093
(b) Securities loaned, at value	$156,826,070	$30,187,495
(c) Investments, at cost—affiliated	$207,114,041	$49,521,727
(d) Foreign currency, at cost	$275	$6,852
See notes to financial statements.
105
2026 iShares Semi-Annual Financial Statements and Additional Information

Statements of Operations (unaudited)
Six Months Ended April 30, 2026

	iShares 0-5 Year Investment Grade Corporate Bond ETF	iShares Aaa - A Rated Corporate Bond ETF	iShares BB Rated Corporate Bond ETF	iShares Convertible Bond ETF
INVESTMENT INCOME
Dividends—affiliated	$233,711	$254,602	$64,000	$840,971
Interest—unaffiliated	50,745,115	38,297,208	14,770,619	39,080,934
Securities lending income—affiliated—net	158,535	168,255	88,764	1,968
Other income—unaffiliated	2,385	—	1,795	—
Total investment income	51,139,746	38,720,065	14,925,178	39,923,873
EXPENSES
Investment advisory	698,351	1,271,902	612,682	4,639,746
Total expenses	698,351	1,271,902	612,682	4,639,746
Net investment income	50,441,395	37,448,163	14,312,496	35,284,127
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated	979,170	(5,562,412)	(307,973)	274,276,309
Investments—affiliated	(13,783)	(15,179)	(8,001)	(4)
In-kind redemptions—unaffiliated(a)	1,288,594	1,227,130	2,637,971	76,069,075
	2,253,981	(4,350,461)	2,321,997	350,345,380
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated	(16,923,595)	(29,244,899)	(6,620,296)	154,329,471
Investments—affiliated	(16,557)	(17,814)	(6,289)	—
	(16,940,152)	(29,262,713)	(6,626,585)	154,329,471
Net realized and unrealized gain (loss)	(14,686,171)	(33,613,174)	(4,304,588)	504,674,851
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$35,755,224	$3,834,989	$10,007,908	$539,958,978
(a) See Note 2 of the Notes to Financial Statements.
See notes to financial statements.
Statements of Operations
106

Statements of Operations (unaudited)(continued)
Six Months Ended April 30, 2026

	iShares Floating Rate Bond ETF	iShares USD Green Bond ETF
INVESTMENT INCOME
Dividends—affiliated	$809,440	$181,783
Interest—unaffiliated	201,202,879	9,789,317
Securities lending income—affiliated—net	319,686	59,375
Total investment income	202,332,005	10,030,475
EXPENSES
Investment advisory	6,778,856	444,443
Interest expense	305	—
Total expenses	6,779,161	444,443
Net investment income	195,552,844	9,586,032
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated	1,324,967	(73,250)
Investments—affiliated	(15,235)	(2,242)
In-kind redemptions—unaffiliated(a)	767,824	—
	2,077,556	(75,492)
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated	(7,769,985)	(6,546,663)
Investments—affiliated	(34,326)	(2,369)
Foreign currency translations	2	272
	(7,804,309)	(6,548,760)
Net realized and unrealized loss	(5,726,753)	(6,624,252)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$189,826,091	$2,961,780
(a) See Note 2 of the Notes to Financial Statements.
See notes to financial statements.
107
2026 iShares Semi-Annual Financial Statements and Additional Information

Statements of Changes in Net Assets

	iShares 0-5 Year Investment Grade Corporate Bond ETF		iShares Aaa - A Rated Corporate Bond ETF
	Six Months Ended 04/30/26 (unaudited)	Year Ended 10/31/25	Six Months Ended 04/30/26 (unaudited)	Year Ended 10/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$50,441,395	$92,758,254	$37,448,163	$72,765,230
Net realized gain (loss)	2,253,981	4,755,590	(4,350,461)	(1,539,446)
Net change in unrealized appreciation (depreciation)	(16,940,152)	33,507,109	(29,262,713)	30,009,030
Net increase in net assets resulting from operations	35,755,224	131,020,953	3,834,989	101,234,814
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(50,460,230)(b)	(90,957,983)	(37,766,191)(b)	(72,240,954)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(7,308,162)	177,507,529	(164,746,332)	52,507,300
NET ASSETS
Total increase (decrease) in net assets	(22,013,168)	217,570,499	(198,677,534)	81,501,160
Beginning of period	2,333,821,304	2,116,250,805	1,733,139,872	1,651,638,712
End of period	$2,311,808,136	$2,333,821,304	$1,534,462,338	$1,733,139,872

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.
Statements of Changes in Net Assets
108

Statements of Changes in Net Assets(continued)

	iShares BB Rated Corporate Bond ETF		iShares Convertible Bond ETF
	Six Months Ended 04/30/26 (unaudited)	Year Ended 10/31/25	Six Months Ended 04/30/26 (unaudited)	Year Ended 10/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$14,312,496	$19,351,893	$35,284,127	$49,788,326
Net realized gain (loss)	2,321,997	(14,103)	350,345,380	33,623,319
Net change in unrealized appreciation (depreciation)	(6,626,585)	161,999	154,329,471	522,439,515
Net increase in net assets resulting from operations	10,007,908	19,499,789	539,958,978	605,851,160
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(13,671,889)(b)	(19,793,437)	(35,807,267)(b)	(53,456,381)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	19,379,643	40,777,479	2,110,037,866	655,149,042
NET ASSETS
Total increase in net assets	15,715,662	40,483,831	2,614,189,577	1,207,543,821
Beginning of period	407,928,524	367,444,693	3,463,378,396	2,255,834,575
End of period	$423,644,186	$407,928,524	$6,077,567,973	$3,463,378,396

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.
109
2026 iShares Semi-Annual Financial Statements and Additional Information

Statements of Changes in Net Assets(continued)

	iShares Floating Rate Bond ETF		iShares USD Green Bond ETF
	Six Months Ended 04/30/26 (unaudited)	Year Ended 10/31/25	Six Months Ended 04/30/26 (unaudited)	Year Ended 10/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$195,552,844	$424,294,557	$9,586,032	$17,236,707
Net realized gain (loss)	2,077,556	3,577,923	(75,492)	(1,152,033)
Net change in unrealized appreciation (depreciation)	(7,804,309)	1,086,090	(6,548,760)	9,132,242
Net increase in net assets resulting from operations	189,826,091	428,958,570	2,961,780	25,216,916
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(200,190,877)(b)	(423,546,485)	(9,423,214)(b)	(17,086,232)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	209,338,068	1,751,864,310	42,847,025	38,003,242
NET ASSETS
Total increase in net assets	198,973,282	1,757,276,395	36,385,591	46,133,926
Beginning of period	9,081,391,443	7,324,115,048	433,313,739	387,179,813
End of period	$9,280,364,725	$9,081,391,443	$469,699,330	$433,313,739

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.
Statements of Changes in Net Assets
110

Financial Highlights
(For a share outstanding throughout each period)

	iShares 0-5 Year Investment Grade Corporate Bond ETF
	Six Months Ended 04/30/26 (unaudited)	Year Ended 10/31/25	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21
Net asset value, beginning of period	$50.79	$49.91	$47.89	$47.24	$51.36	$52.01
Net investment income(a)	1.09	2.08	1.78	1.37	0.86	0.80
Net realized and unrealized gain (loss)(b)	(0.31)	0.85	2.01	0.66	(4.09)	(0.57)
Net increase (decrease) from investment operations	0.78	2.93	3.79	2.03	(3.23)	0.23
Distributions(c)
From net investment income	(1.09)(d)	(2.05)	(1.77)	(1.38)	(0.82)	(0.87)
From net realized gain	—	—	—	—	(0.07)	(0.01)
Total distributions	(1.09)	(2.05)	(1.77)	(1.38)	(0.89)	(0.88)
Net asset value, end of period	$50.48	$50.79	$49.91	$47.89	$47.24	$51.36
Total Return(e)
Based on net asset value	1.54%(f)	5.99%	8.03%	4.32%	(6.35)%	0.44%
Ratios to Average Net Assets(g)
Total expenses	0.06%(h)	0.06%	0.06%	0.06%	0.06%	0.06%
Net investment income	4.33%(h)	4.14%	3.62%	2.85%	1.74%	1.54%
Supplemental Data
Net assets, end of period (000)	$2,311,808	$2,333,821	$2,116,251	$2,236,466	$2,992,806	$2,521,896
Portfolio turnover rate(i)	14%	24%	24%	23%	20%	23%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
111
2026 iShares Semi-Annual Financial Statements and Additional Information

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares Aaa - A Rated Corporate Bond ETF
	Six Months Ended 04/30/26 (unaudited)	Year Ended 10/31/25	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21
Net asset value, beginning of period	$48.48	$47.67	$44.10	$44.74	$56.49	$57.46
Net investment income(a)	1.05	2.09	1.93	1.60	1.20	1.10
Net realized and unrealized gain (loss)(b)	(0.96)	0.78	3.51	(0.69)	(11.75)	(0.91)
Net increase (decrease) from investment operations	0.09	2.87	5.44	0.91	(10.55)	0.19
Distributions(c)
From net investment income	(1.06)(d)	(2.06)	(1.87)	(1.55)	(1.20)	(1.13)
From net realized gain	—	—	—	—	—	(0.03)
Total distributions	(1.06)	(2.06)	(1.87)	(1.55)	(1.20)	(1.16)
Net asset value, end of period	$47.51	$48.48	$47.67	$44.10	$44.74	$56.49
Total Return(e)
Based on net asset value	0.17%(f)	6.21%	12.45%	1.92%	(18.93)%	0.34%
Ratios to Average Net Assets(g)
Total expenses	0.15%(h)	0.15%	0.15%	0.15%	0.15%	0.15%
Net investment income	4.42%(h)	4.39%	4.07%	3.43%	2.35%	1.93%
Supplemental Data
Net assets, end of period (000)	$1,534,462	$1,733,140	$1,651,639	$921,738	$773,919	$1,186,345
Portfolio turnover rate(i)	11%	15%	16%	16%	14%	17%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights
112

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares BB Rated Corporate Bond ETF
	Six Months Ended 04/30/26 (unaudited)	Year Ended 10/31/25	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21
Net asset value, beginning of period	$47.16	$46.51	$43.23	$43.97	$52.01	$49.76
Net investment income(a)	1.36	2.85	2.90	2.78	2.28	1.89
Net realized and unrealized gain (loss)(b)	(0.38)	0.76	3.21	(0.69)	(8.04)	2.25
Net increase (decrease) from investment operations	0.98	3.61	6.11	2.09	(5.76)	4.14
Distributions(c)
From net investment income	(1.33)(d)	(2.96)	(2.83)	(2.83)	(2.12)	(1.89)
From net realized gain	—	—	—	—	(0.16)	—
Total distributions	(1.33)	(2.96)	(2.83)	(2.83)	(2.28)	(1.89)
Net asset value, end of period	$46.81	$47.16	$46.51	$43.23	$43.97	$52.01
Total Return(e)
Based on net asset value	2.11%(f)	8.06%	14.44%	4.75%	(11.30)%	8.39%
Ratios to Average Net Assets(g)
Total expenses	0.25%(h)	0.25%	0.25%	0.25%	0.25%	0.25%
Total expenses after fees waived	0.25%(h)	0.25%	0.25%	0.15%	0.15%	0.15%
Net investment income	5.84%(h)	6.14%	6.32%	6.25%	4.92%	3.64%
Supplemental Data
Net assets, end of period (000)	$423,644	$407,929	$367,445	$263,727	$329,801	$93,611
Portfolio turnover rate(i)	19%	27%	37%	22%	21%	32%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
113
2026 iShares Semi-Annual Financial Statements and Additional Information

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares Convertible Bond ETF
	Six Months Ended 04/30/26 (unaudited)	Year Ended 10/31/25	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21
Net asset value, beginning of period	$103.23	$83.86	$71.10	$70.75	$102.26	$80.71
Net investment income(a)	0.78	1.68	1.75	1.17	1.13	0.75
Net realized and unrealized gain (loss)(b)	9.25	19.51	12.94	0.51	(25.49)	24.52
Net increase (decrease) from investment operations	10.03	21.19	14.69	1.68	(24.36)	25.27
Distributions(c)
From net investment income	(0.82)(d)	(1.82)	(1.93)	(1.33)	(1.30)	(0.97)
From net realized gain	—	—	—	—	(5.85)	(2.75)
Total distributions	(0.82)	(1.82)	(1.93)	(1.33)	(7.15)	(3.72)
Net asset value, end of period	$112.44	$103.23	$83.86	$71.10	$70.75	$102.26
Total Return(e)
Based on net asset value	9.82%(f)	25.67%	20.91%	2.35%	(25.08)%	31.91%
Ratios to Average Net Assets(g)
Total expenses	0.20%(h)	0.20%	0.20%	0.20%	0.20%	0.20%
Net investment income	1.52%(h)	1.88%	2.22%	1.61%	1.45%	0.75%
Supplemental Data
Net assets, end of period (000)	$6,077,568	$3,463,378	$2,255,835	$1,325,931	$1,835,845	$1,907,198
Portfolio turnover rate(i)	19%	30%	25%	22%	17%	46%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights
114

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares Floating Rate Bond ETF
	Six Months Ended 04/30/26 (unaudited)	Year Ended 10/31/25	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21
Net asset value, beginning of period	$51.05	$51.04	$50.81	$50.32	$50.74	$50.70
Net investment income(a)	1.09	2.53	3.02	2.68	0.73	0.22
Net realized and unrealized gain (loss)(b)	(0.03)	0.03	0.24	0.48	(0.63)	0.05
Net increase from investment operations	1.06	2.56	3.26	3.16	0.10	0.27
Distributions from net investment income(c)	(1.12)(d)	(2.55)	(3.03)	(2.67)	(0.52)	(0.23)
Net asset value, end of period	$50.99	$51.05	$51.04	$50.81	$50.32	$50.74
Total Return(e)
Based on net asset value	2.11%(f)	5.16%	6.61%	6.47%	0.21%	0.52%
Ratios to Average Net Assets(g)
Total expenses	0.15%(h)	0.15%	0.15%	0.15%	0.15%	0.20%
Net investment income	4.33%(h)	4.97%	5.94%	5.30%	1.46%	0.43%
Supplemental Data
Net assets, end of period (000)	$9,280,365	$9,081,391	$7,324,115	$7,575,932	$9,177,515	$7,001,546
Portfolio turnover rate(i)	15%	26%	37%	37%	39%	38%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
115
2026 iShares Semi-Annual Financial Statements and Additional Information

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares USD Green Bond ETF
	Six Months Ended 04/30/26 (unaudited)	Year Ended 10/31/25	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21
Net asset value, beginning of period	$48.15	$47.22	$44.36	$44.78	$54.46	$55.61
Net investment income(a)	1.02	2.01	1.88	1.63	1.06	0.30
Net realized and unrealized gain (loss)(b)	(0.72)	0.92	2.83	(0.44)	(9.49)	(1.29)
Net increase (decrease) from investment operations	0.30	2.93	4.71	1.19	(8.43)	(0.99)
Distributions from net investment income(c)	(1.01)(d)	(2.00)	(1.85)	(1.61)	(1.25)	(0.16)
Net asset value, end of period	$47.44	$48.15	$47.22	$44.36	$44.78	$54.46
Total Return(e)
Based on net asset value	0.65%(f)	6.38%	10.74%	2.59%	(15.69)%	(1.82)%
Ratios to Average Net Assets(g)
Total expenses	0.20%(h)	0.20%	0.20%	0.20%	0.21%	0.25%
Total expenses after fees waived	0.20%(h)	0.20%	0.20%	0.16%	0.12%	0.20%
Net investment income	4.31%(h)	4.26%	4.02%	3.53%	2.13%	0.55%
Supplemental Data
Net assets, end of period (000)	$469,699	$433,314	$387,180	$314,952	$279,846	$236,907
Portfolio turnover rate(i)	7%	15%	21%	20%	94%	24%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights
116

Notes to Financial Statements (unaudited)
1. ORGANIZATION
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
iShares ETF	Diversification Classification
0-5 Year Investment Grade Corporate Bond	Diversified
Aaa - A Rated Corporate Bond	Diversified
BB Rated Corporate Bond	Diversified
Convertible Bond	Diversified
Floating Rate Bond	Diversified
USD Green Bond	Diversified
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis. For convertible securities, premiums attributable to the debt instrument are amortized, but premiums attributable to the conversion feature are not amortized.
Foreign Currency Translation: Certain Funds' books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Certain Funds do not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Cash: The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
Segment Reporting: The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within each Fund’s financial statements.
117
2026 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment  Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date.  U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds' investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
• Equity investments (except ETF options, equity index options or those that are customized) traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation or last available bid (long positions) or ask (short positions) price.
• Fixed-income investments and certain derivative instruments for which market quotations are readily available are generally valued using the last available bid price (including evaluated prices) provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots of securities in certain asset classes may trade at lower prices than institutional round lots, and the value ultimately realized when the securities are sold could differ from the prices used by a fund. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless BFA determines such method does not represent fair value.
• Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).  The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair  Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
• Level  2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
Notes to Financial Statements
118

Notes to Financial Statements (unaudited) (continued)
4. SECURITIES AND OTHER INVESTMENTS
Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.
For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.
Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.
Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions.  The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. Government.  The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities.  The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day.  During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments.  The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
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Notes to Financial Statements (unaudited) (continued)
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
0-5 Year Investment Grade Corporate Bond
Barclays Bank PLC	$23,548,656	$(23,548,656)	$—	$—
BMO Capital Markets Corp.	463,137	(463,137)	—	—
BNP Paribas SA	4,348,062	(4,348,062)	—	—
BofA Securities, Inc.	3,709,968	(3,709,968)	—	—
Citigroup Global Markets, Inc.	1,191,205	(1,191,205)	—	—
Deutsche Bank Securities, Inc.	23,072,051	(23,072,051)	—	—
Goldman Sachs & Co. LLC	7,517,077	(7,517,077)	—	—
HSBC Securities (USA), Inc.	1,405,749	(1,405,749)	—	—
J.P. Morgan Securities LLC	36,032,392	(36,032,392)	—	—
Morgan Stanley	1,669,901	(1,669,901)	—	—
MUFG Securities Americas, Inc.	363,777	(363,777)	—	—
National Bank Financial Inc.	4,058,185	(4,058,185)	—	—
Nomura Securities International, Inc.	653,665	(653,665)	—	—
Pershing LLC	9,222,936	(9,222,936)	—	—
RBC Capital Markets LLC	4,709,881	(4,709,881)	—	—
Scotia Capital (USA), Inc.	63,052	(63,052)	—	—
Scotia Capital Inc	34,053	(34,053)	—	—
TD Securities (USA) LLC	35,729	(35,729)	—	—
UBS Securities LLC	28,640	(28,640)	—	—
Wells Fargo Bank N.A.	42,399	(42,399)	—	—
Wells Fargo Securities LLC	3,895,170	(3,895,170)	—	—
	$126,065,685	$(126,065,685)	$—	$—
Aaa - A Rated Corporate Bond
Barclays Bank PLC	$29,508,913	$(29,508,913)	$—	$—
Barclays Capital, Inc.	758,460	(758,460)	—	—
BMO Capital Markets Corp.	70,490	(70,490)	—	—
BNP Paribas SA	5,319,105	(5,319,105)	—	—
BofA Securities, Inc.	3,302,826	(3,302,826)	—	—
Citadel Clearing LLC	605,169	(605,169)	—	—
Citigroup Global Markets, Inc.	2,468,203	(2,468,203)	—	—
Deutsche Bank Securities, Inc.	10,095,114	(10,095,114)	—	—
Goldman Sachs & Co. LLC	20,917,004	(20,917,004)	—	—
HSBC Securities (USA), Inc.	1,273,189	(1,273,189)	—	—
J.P. Morgan Securities LLC	26,563,364	(26,563,364)	—	—
Morgan Stanley	1,665,461	(1,665,461)	—	—
MUFG Securities Americas Inc.	2,059,168	(2,059,168)	—	—
National Bank Financial Inc.	4,006,649	(4,006,649)	—	—
Nomura Securities International, Inc.	845,357	(845,357)	—	—
Pershing LLC	2,849,344	(2,849,344)	—	—
RBC Capital Markets LLC	5,104,902	(5,104,902)	—	—
Scotia Capital (USA), Inc.	1,716,090	(1,716,090)	—	—
TD Securities (USA) LLC	52,877	(52,877)	—	—
UBS Securities LLC	106,701	(106,701)	—	—
Wells Fargo Bank N.A.	1,568,251	(1,568,251)	—	—
Wells Fargo Securities LLC	7,918,866	(7,918,866)	—	—
	$128,775,503	$(128,775,503)	$—	$—
Notes to Financial Statements
120

Notes to Financial Statements (unaudited) (continued)
iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
BB Rated Corporate Bond
Barclays Bank PLC	$11,597,594	$(11,597,594)	$—	$—
Barclays Capital, Inc.	1,467,606	(1,467,606)	—	—
BNP Paribas SA	4,204,799	(4,204,799)	—	—
BofA Securities, Inc.	778,554	(778,554)	—	—
Citadel Clearing LLC	926,439	(926,439)	—	—
Citigroup Global Markets, Inc.	2,157,438	(2,157,438)	—	—
J.P. Morgan Securities LLC	3,164,744	(3,164,744)	—	—
Jefferies LLC	740,702	(740,702)	—	—
Morgan Stanley	1,209,934	(1,209,934)	—	—
National Bank Financial Inc.	501,073	(501,073)	—	—
Nomura Securities International, Inc.	193,024	(193,024)	—	—
Pershing LLC	290,904	(290,904)	—	—
RBC Capital Markets LLC	5,025,212	(5,025,212)	—	—
Scotia Capital (USA), Inc.	3,493,941	(3,493,941)	—	—
State Street Bank & Trust Co.	542,003	(542,003)	—	—
Wells Fargo Bank, National Association	1,397,717	(1,397,717)	—	—
Wells Fargo Securities LLC	5,126,376	(5,126,376)	—	—
	$42,818,060	$(42,818,060)	$—	$—
Floating Rate Bond
Barclays Bank PLC	$14,404,656	$(14,404,656)	$—	$—
Barclays Capital, Inc.	2,149,589	(2,149,589)	—	—
BNP Paribas SA	100,241	(100,241)	—	—
BofA Securities, Inc.	6,233,380	(6,233,380)	—	—
Citigroup Global Markets, Inc.	20,697,228	(20,697,228)	—	—
Deutsche Bank Securities Inc.	2,050,199	(2,050,199)	—	—
Goldman Sachs & Co. LLC	7,537,104	(7,537,104)	—	—
HSBC Securities (USA), Inc.	3,096,973	(3,096,973)	—	—
J.P. Morgan Securities LLC	60,157,839	(60,157,839)	—	—
Jefferies LLC	1,405,416	(1,405,416)	—	—
Mitsubishi UFJ Securities Holdings Co., Ltd.	501,337	(501,337)	—	—
Morgan Stanley	7,939,763	(7,939,763)	—	—
National Bank Financial Inc.	742,858	(742,858)	—	—
Nomura Securities International, Inc.	12,081,596	(12,081,596)	—	—
Pershing LLC	1,539,820	(1,539,820)	—	—
RBC Capital Markets LLC	14,757,539	(14,757,539)	—	—
Scotia Capital (USA), Inc.	1,255,330	(1,255,330)	—	—
Wells Fargo Securities LLC	175,202	(175,202)	—	—
	$156,826,070	$(156,826,070)	$—	$—
USD Green Bond
Barclays Capital, Inc.	$1,720,339	$(1,720,339)	$—	$—
BNP Paribas SA	4,274,676	(4,274,676)	—	—
BofA Securities, Inc.	773,737	(773,737)	—	—
Citigroup Global Markets, Inc.	2,616,635	(2,616,635)	—	—
J.P. Morgan Securities LLC	15,705,902	(15,705,902)	—	—
Jefferies LLC	579,598	(579,598)	—	—
Morgan Stanley	692,054	(692,054)	—	—
National Bank Financial Inc.	155,862	(155,862)	—	—
Pershing LLC	387,244	(387,244)	—	—
RBC Capital Markets LLC	1,100,931	(1,100,931)	—	—
Wells Fargo Securities LLC	2,180,517	(2,180,517)	—	—
	$30,187,495	$(30,187,495)	$—	$—

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s
Statements of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.'s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss
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Notes to Financial Statements (unaudited) (continued)
if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets.  BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:
iShares ETF	Investment Advisory Fees
0-5 Year Investment Grade Corporate Bond	0.06%
Aaa - A Rated Corporate Bond	0.15
BB Rated Corporate Bond	0.25
Convertible Bond	0.20
Floating Rate Bond	0.15
USD Green Bond	0.20
Sub-Adviser: BFA has entered into a sub-advisory agreement with BlackRock International Limited (the “Sub-Adviser”), an affiliate of BFA, under which BFA pays the Sub-Adviser for services it provides to the iShares USD Green Bond ETF.
Distributor: BlackRock Investments, LLC ("BRIL"), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Securities Lending: The U.S. Securities and Exchange Commission ("SEC") has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. ("BTC"), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions.  As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares ETF Complex in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
Notes to Financial Statements
122

Notes to Financial Statements (unaudited) (continued)
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended April 30, 2026, the Funds paid BTC the following amounts for securities lending agent services:
iShares ETF	Amounts
0-5 Year Investment Grade Corporate Bond	$57,010
Aaa - A Rated Corporate Bond	60,222
BB Rated Corporate Bond	28,689
Convertible Bond	608
Floating Rate Bond	102,844
USD Green Bond	17,576
Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.
Other Transactions: Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate.  The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
6. PURCHASES AND SALES
For the six months ended April 30, 2026, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
	U.S. Government Securities	Other Securities
iShares ETF	Sales	Purchases	Sales
0-5 Year Investment Grade Corporate Bond	$—	$340,858,505	$316,685,269
Aaa - A Rated Corporate Bond	—	183,625,385	177,184,016
BB Rated Corporate Bond	—	90,555,490	92,453,967
Convertible Bond	—	909,082,322	870,577,572
Floating Rate Bond	—	1,378,803,385	1,323,780,487
USD Green Bond	669	31,510,686	35,384,832
For the six months ended April 30, 2026, in-kind transactions were as follows:
iShares ETF	In-kind Purchases	In-kind Sales
0-5 Year Investment Grade Corporate Bond	$103,402,300	$111,365,817
Aaa - A Rated Corporate Bond	199,301,587	359,791,926
BB Rated Corporate Bond	209,387,702	189,456,382
Convertible Bond	2,389,475,086	331,960,882
Floating Rate Bond	394,191,275	190,741,989
USD Green Bond	41,183,557	—
7. INCOME TAX INFORMATION
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes.  It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of April 30, 2026, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
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Notes to Financial Statements (unaudited) (continued)
As of October 31, 2025, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:
iShares ETF	Non-Expiring Capital Loss Carryforwards(a)
0-5 Year Investment Grade Corporate Bond	$(27,025,188)
Aaa - A Rated Corporate Bond	(45,714,029)
BB Rated Corporate Bond	(10,224,683)
Convertible Bond	(166,161,205)
Floating Rate Bond	(74,357,231)
USD Green Bond	(27,421,958)

(a)	Amounts available to offset future realized capital gains.
As of April 30, 2026, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
0-5 Year Investment Grade Corporate Bond	$2,425,077,437	$12,387,949	$(6,348,935)	$6,039,014
Aaa - A Rated Corporate Bond	1,728,529,117	3,322,948	(85,767,998)	(82,445,050)
BB Rated Corporate Bond	466,878,115	1,742,369	(3,981,413)	(2,239,044)
Convertible Bond	5,338,079,434	843,278,612	(208,055,458)	635,223,154
Floating Rate Bond	9,402,953,741	19,348,236	(3,008,419)	16,339,817
USD Green Bond	511,868,933	2,068,162	(11,575,539)	(9,507,377)
8. PRINCIPAL RISKS
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations.  Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Funds are not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.
Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless
Notes to Financial Statements
124

Notes to Financial Statements (unaudited) (continued)
of the individual results of the securities and other instruments in which a Fund invests. A Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
Certain Funds invest a significant portion of their assets in issuers located in a single country or a limited number of countries. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Unanticipated or sudden political or social developments may cause uncertainty in the markets and as a result adversely affect the Fund’s investments. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities. Investment percentages in specific countries are presented in the Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
Certain Funds invest a significant portion of their assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. Certain Asian countries have developed increasingly strained relationships with the U.S. or China; if these relations were to worsen, they could adversely affect Asian issuers that rely on the U.S. or China for trade and the region as a whole. The Asian financial markets have experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Funds’ investments.
Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors.  When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio.  Investment percentages in specific sectors are presented in the  Schedule of Investments.
Certain Funds invest a significant portion of their assets in high yield securities. High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”) or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.
The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates during a period of historically low interest rates. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Funds’ performance.
Certain Funds invest a significant portion of their assets within the financials sector. Performance of companies in the financials sector may be adversely impacted by many factors, including, among others, changes in government regulations, economic conditions, and interest rates, credit rating downgrades, adverse public perception, exposure concentration and decreased liquidity in credit markets. The impact of changes in capital requirements and recent or future regulation on any individual financial company, or on the financials sector as a whole, cannot be predicted, but may negatively impact the Funds.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
125
2026 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
9. CAPITAL SHARE TRANSACTIONS
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
	Six Months Ended 04/30/26		Year Ended 10/31/25
iShares ETF	Shares	Amount	Shares	Amount
0-5 Year Investment Grade Corporate Bond
Shares sold	2,100,000	$106,368,117	14,500,000	$727,261,809
Shares redeemed	(2,250,000)	(113,676,279)	(10,950,000)	(549,754,280)
	(150,000)	$(7,308,162)	3,550,000	$177,507,529
Aaa - A Rated Corporate Bond
Shares sold	4,250,000	$203,673,771	14,000,000	$667,444,065
Shares redeemed	(7,700,000)	(368,420,103)	(12,900,000)	(614,936,765)
	(3,450,000)	$(164,746,332)	1,100,000	$52,507,300
BB Rated Corporate Bond
Shares sold	4,600,000	$216,121,604	5,100,000	$238,363,336
Shares redeemed	(4,200,000)	(196,741,961)	(4,350,000)	(197,585,857)
	400,000	$19,379,643	750,000	$40,777,479
Convertible Bond
Shares sold	23,800,000	$2,454,109,897	13,000,000	$1,205,604,956
Shares redeemed	(3,300,000)	(344,072,031)	(6,350,000)	(550,455,914)
	20,500,000	$2,110,037,866	6,650,000	$655,149,042
Floating Rate Bond
Shares sold	7,900,000	$402,746,398	47,100,000	$2,397,480,444
Shares redeemed	(3,800,000)	(193,408,330)	(12,700,000)	(645,616,134)
	4,100,000	$209,338,068	34,400,000	$1,751,864,310
USD Green Bond
Shares sold	900,000	$42,847,025	1,050,000	$49,724,852
Shares redeemed	—	—	(250,000)	(11,721,610)
	900,000	$42,847,025	800,000	$38,003,242
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash.  Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars.  Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash.  Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, each Funds’ custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
10. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Notes to Financial Statements
126

Additional Information
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
 • Go to icsdelivery.com.
 • If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com.
127
2026 iShares Semi-Annual Financial Statements and Additional Information

Glossary of Terms Used in these Financial Statements

Currency Abbreviation
USD	United States Dollar

Portfolio Abbreviation
AGM	Assured Guaranty Municipal Corp.
CME	Chicago Mercantile Exchange
CMT	Constant Maturity Treasury
NVS	Non-Voting Shares
PIK	Payment-in-kind
PJSC	Public Joint Stock Company
RB	Revenue Bonds
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
Glossary of Terms Used in this Report
128

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Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Bloomberg Index Services Limited, ICE Data Indices, LLC, or Markit Indices Limited, nor do these companies make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the companies listed above.
©2026 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

April 30, 2026

2026 Semi-Annual Financial Statements and Additional Information (Unaudited)

iShares Trust
• iShares Systematic Bond ETF | SYSB | Cboe BZX Exchange

2

Schedule of Investments (unaudited)
April 30, 2026
iShares® Systematic Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Aerospace & Defense — 0.4%
Boeing Co.(The)
2.70%, 02/01/27	$93	$91,914
3.20%, 03/01/29	461	444,958
3.25%, 02/01/28	643	630,438
5.15%, 05/01/30	1,125	1,143,194
6.30%, 05/01/29	495	519,157
6.53%, 05/01/34	86	94,051
TransDigm, Inc., 6.38%, 03/01/29(a)	718	732,328
		3,656,040
Agriculture — 0.4%
Altria Group, Inc.
2.45%, 02/04/32	443	389,939
3.40%, 05/06/30	595	569,171
4.80%, 02/14/29	619	623,597
5.63%, 02/06/35	219	224,680
BAT Capital Corp.
4.74%, 03/16/32	189	188,960
4.91%, 04/02/30	218	220,272
5.35%, 08/15/32	159	163,454
5.83%, 02/20/31	92	96,250
6.00%, 02/20/34(b)	103	108,976
6.34%, 08/02/30(b)	173	184,432
6.42%, 08/02/33(b)	783	850,156
BAT International Finance PLC, 4.45%, 03/16/28	813	813,290
		4,433,177
Airlines — 0.4%
American Airlines, Inc., 7.25%, 02/15/28(a)(b)	911	923,225
Delta Air Lines, Inc.
4.95%, 07/10/28	267	268,592
5.25%, 07/10/30	1,671	1,684,042
JetBlue Airways Corp/JetBlue Loyalty LP, 9.88%, 09/20/31(a)(b)	1,508	1,404,504
		4,280,363
Apparel — 0.3%
Tapestry, Inc.
5.10%, 03/11/30	1,089	1,102,296
5.50%, 03/11/35	640	642,966
Under Armour, Inc., 7.25%, 07/15/30(a)(b)	441	449,249
VF Corp., 2.95%, 04/23/30(b)	1,173	1,064,276
		3,258,787
Auto Manufacturers — 0.3%
Allison Transmission, Inc., 5.88%, 06/01/29(a)	215	217,014
New Flyer Holdings, Inc., 9.25%, 07/01/30(a)	766	826,552
Nissan Motor Co. Ltd.
7.75%, 07/17/32(a)	994	1,036,205
8.13%, 07/17/35(a)	1,333	1,406,411
		3,486,182
Auto Parts & Equipment — 0.3%
Cooper-Standard Automotive, Inc., 9.25%, 03/01/31(a)(b)	1,205	1,157,872
Garrett Motion Holdings, Inc./Garrett LX I SARL, 7.75%, 05/31/32(a)	1,031	1,076,430
Phinia, Inc., 6.75%, 04/15/29(a)	412	421,699
		2,656,001
Banks — 7.0%
Bank of America Corp.
3.19%, 07/23/30, (3-mo. CME Term SOFR + 1.44%)(c)	295	282,944
Security	Par (000)	Value
Banks (continued)
3.42%, 12/20/28, (3-mo. CME Term SOFR + 1.30%)(c)	$1,025	$1,008,066
3.59%, 07/21/28, (3-mo. CME Term SOFR + 1.63%)(c)	1,320	1,306,555
3.97%, 03/05/29, (3-mo. CME Term SOFR + 1.33%)(c)	2,421	2,399,458
3.97%, 02/07/30, (3-mo. CME Term SOFR + 1.47%)(c)	188	185,235
4.27%, 07/23/29, (3-mo. CME Term SOFR + 1.57%)(c)	1,533	1,525,742
Bank of New York Mellon Corp. (The), 6.32%, 10/25/29, (1-day SOFR + 1.60%)(c)	1,415	1,478,293
Canadian Imperial Bank of Commerce
4.58%, 09/08/31, (1-day SOFR Index + 1.17%)(c)	1,333	1,323,390
5.25%, 01/13/31, (1-day SOFR + 1.11%)(b)(c)	1,301	1,327,143
Citibank N.A.
4.58%, 05/29/27	775	779,057
4.84%, 08/06/29	425	431,069
5.80%, 09/29/28	1,825	1,890,903
Citizens Bank NA, 4.58%, 08/09/28, (1-day SOFR + 2.00%)(c)	125	125,187
Citizens Financial Group, Inc.
5.25%, 03/05/31, (1-day SOFR + 1.26%)(c)	159	161,000
5.72%, 07/23/32, (1-day SOFR + 1.91%)(c)	345	355,463
5.84%, 01/23/30, (1-day SOFR + 2.01%)(c)	1,638	1,685,625
Fifth Third Bancorp
1.71%, 11/01/27, (1-day SOFR + 0.69%)(c)	43	42,426
4.77%, 07/28/30, (1-day SOFR Index + 2.13%)(c)	366	365,957
6.34%, 07/27/29, (1-day SOFR + 2.34%)(c)	1,318	1,364,817
6.36%, 10/27/28, (1-day SOFR Index + 2.19%)(c)	527	540,837
First Horizon Corp., 5.51%, 03/07/31, (1-day SOFR + 1.77%)(c)	365	370,499
Goldman Sachs Group, Inc.(The)
3.69%, 06/05/28, (3-mo. CME Term SOFR + 1.77%)(c)	144	142,783
3.80%, 03/15/30	450	437,599
3.85%, 01/26/27	20	19,957
4.48%, 08/23/28, (1-day SOFR + 1.73%)(c)	1,448	1,448,536
HSBC Holdings PLC
2.36%, 08/18/31, (1-day SOFR + 1.95%)(c)	130	117,612
3.97%, 05/22/30, (3-mo. CME Term SOFR + 1.87%)(c)	1,532	1,500,345
4.58%, 06/19/29, (3-mo. CME Term SOFR + 1.80%)(c)	1,196	1,195,737
4.76%, 06/09/28, (1-day SOFR + 2.11%)(c)	325	325,746
5.13%, 03/03/31, (1-day SOFR + 1.29%)(c)	135	136,696
5.21%, 08/11/28, (1-day SOFR + 2.61%)(c)	715	720,783
5.55%, 03/04/30, (1-day SOFR + 1.46%)(c)	1,096	1,121,908
7.39%, 11/03/28, (1-day SOFR + 3.35%)(c)	1,274	1,325,629
Huntington Bancshares, Inc./Ohio
4.44%, 08/04/28, (1-day SOFR + 1.97%)(c)	603	602,286
6.21%, 08/21/29, (1-day SOFR + 2.02%)(c)	870	900,288
Huntington National Bank (The), 4.55%, 05/17/28, (1-day SOFR Index + 1.65%)(b)(c)	770	769,656
JPMorgan Chase & Co.
2.55%, 11/08/32, (1-day SOFR + 1.18%)(c)	2,224	1,979,126
2.96%, 01/25/33, (1-day SOFR + 1.26%)(c)	1,295	1,175,542
3
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Systematic Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
3.54%, 05/01/28, (3-mo. CME Term SOFR + 1.64%)(c)	$1,588	$1,574,737
4.20%, 07/23/29, (3-mo. CME Term SOFR + 1.52%)(c)	1,801	1,789,787
4.45%, 12/05/29, (3-mo. CME Term SOFR + 1.59%)(b)(c)	1,583	1,579,838
4.85%, 07/25/28, (1-day SOFR + 1.99%)(c)	670	673,655
KeyCorp
4.79%, 06/01/33, (1-day SOFR Index + 2.06%)(c)	1,578	1,547,544
6.40%, 03/06/35, (1-day SOFR Index + 2.42%)(c)	1,102	1,171,588
M&T Bank Corp.
4.83%, 01/16/29, (1-day SOFR + 0.93%)(c)	545	547,158
6.08%, 03/13/32, (1-day SOFR + 2.26%)(c)	695	728,366
7.41%, 10/30/29, (1-day SOFR + 2.80%)(c)	1,029	1,096,698
Morgan Stanley
2.70%, 01/22/31, (1-day SOFR + 1.14%)(c)	1,445	1,344,283
3.59%, 07/22/28(c)	2,105	2,081,716
3.62%, 04/01/31, (1-day SOFR + 3.12%)(c)	75	72,088
3.77%, 01/24/29, (3-mo. CME Term SOFR + 1.40%)(c)	1,302	1,285,569
4.43%, 01/23/30, (3-mo. CME Term SOFR + 1.89%)(c)	1,713	1,704,687
5.12%, 02/01/29, (1-day SOFR + 1.73%)(c)	961	970,853
5.19%, 04/17/31, (1-day SOFR + 1.51%)(c)	132	134,069
6.30%, 10/18/28, (1-day SOFR + 2.24%)(c)	1,286	1,318,545
6.34%, 10/18/33, (1-day SOFR + 2.56%)(c)	75	80,382
Pinnacle Bank/Nashville TN, 5.96%, 01/15/36, (5-year CMT + 2.30%)(c)	280	277,937
PNC Financial Services Group, Inc.(The)
5.58%, 06/12/29, (1-day SOFR + 1.84%)(c)	1,589	1,627,345
5.68%, 01/22/35, (1-day SOFR + 1.90%)(c)	685	706,066
Regions Financial Corp., 5.72%, 06/06/30, (1-day SOFR + 1.49%)(c)	1,124	1,154,953
Santander Holdings USA, Inc.
6.17%, 01/09/30, (1-day SOFR + 2.50%)(c)	712	734,824
6.50%, 03/09/29, (1-day SOFR + 2.36%)(c)	1,729	1,782,856
Santander U.K. Group Holdings PLC
4.86%, 09/11/30, (1-day SOFR Index + 1.55%)(c)	698	698,899
6.53%, 01/10/29, (1-day SOFR + 2.60%)(c)	1,461	1,506,892
Truist Financial Corp.
4.12%, 06/06/28, (1-day SOFR + 1.37%)(c)	25	24,909
5.44%, 01/24/30, (1-day SOFR + 1.62%)(c)	1,101	1,126,599
7.16%, 10/30/29, (1-day SOFR + 2.45%)(c)	1,870	1,983,911
U.S. Bancorp
4.55%, 07/22/28, (1-day SOFR + 1.66%)(c)	439	439,692
4.65%, 02/01/29, (1-day SOFR + 1.23%)(c)	53	53,207
5.78%, 06/12/29, (1-day SOFR + 2.02%)(c)	1,393	1,429,530
Series X, 3.15%, 04/27/27	70	69,403
Wells Fargo & Co.
2.39%, 06/02/28, (1-day SOFR + 2.10%)(c)	1,302	1,274,059
3.20%, 06/17/27, (3-mo. CME Term SOFR + 1.43%)(c)	309	308,577
3.53%, 03/24/28, (1-day SOFR + 1.51%)(c)	582	577,577
3.58%, 05/22/28, (3-mo. CME Term SOFR + 1.57%)(c)	1,059	1,049,972
4.81%, 07/25/28, (1-day SOFR + 1.98%)(c)	1,692	1,699,011
4.90%, 07/25/33, (1-day SOFR + 2.10%)(c)	25	24,949
Security	Par (000)	Value
Banks (continued)
Zions Bancorp N.A., 4.70%, 08/18/28, (1-day SOFR + 1.16%)(c)	$50	$49,979
		71,172,605
Beverages — 0.5%
Constellation Brands, Inc.
2.25%, 08/01/31	868	767,168
4.80%, 05/01/30(b)	152	153,216
4.90%, 05/01/33	1,127	1,115,794
Keurig Dr Pepper, Inc.
3.95%, 04/15/29	350	343,744
4.35%, 05/15/28	320	318,744
4.60%, 05/15/30	565	561,076
5.05%, 03/15/29	1,015	1,025,829
Maple Parent Holdings Corp., 5.05%, 03/26/31(a)	25	25,052
Primo Water Holdings, Inc./Triton Water Holdings, Inc., 4.38%, 04/30/29(a)	1,082	1,055,919
		5,366,542
Biotechnology — 0.8%
Biocon Biologics Global PLC, 6.67%, 10/09/29(a)	1,121	1,126,373
Biogen, Inc.
2.25%, 05/01/30	1,492	1,364,835
5.75%, 05/15/35(b)	214	222,878
Bio-Rad Laboratories, Inc., 3.70%, 03/15/32	1,332	1,241,424
Emergent BioSolutions, Inc., 3.88%, 08/15/28(a)	533	474,397
Genmab A/S/Genmab Finance LLC, 6.25%, 12/15/32(a)	470	482,338
Regeneron Pharmaceuticals, Inc., 1.75%, 09/15/30	1,661	1,476,421
Royalty Pharma PLC
2.20%, 09/02/30	1,747	1,577,827
4.45%, 03/25/31	398	393,305
		8,359,798
Building Materials — 0.5%
Amrize Finance U.S. LLC
4.95%, 04/07/30	1,587	1,604,895
5.40%, 04/07/35(b)	232	236,477
Builders FirstSource, Inc., 6.38%, 06/15/32(a)	895	901,237
Carlisle Companies, Inc.
2.75%, 03/01/30(b)	359	335,855
5.25%, 09/15/35(b)	31	31,119
Sisecam U.K. PLC
8.25%, 05/02/29(a)	363	371,977
8.38%, 01/23/33(a)	565	576,307
8.63%, 05/02/32(a)(b)	1,081	1,111,674
		5,169,541
Chemicals — 0.7%
Celanese U.S. Holdings LLC
6.75%, 04/15/33(b)	818	842,526
7.38%, 02/15/34(b)	1,068	1,118,179
CVR Partners LP/CVR Nitrogen Finance Corp., 6.13%, 06/15/28(a)	617	616,584
EIDP, Inc., 5.13%, 05/15/32	368	374,257
Rain Carbon, Inc., 12.25%, 09/01/29(a)(b)	589	619,703
Sasol Financing USA LLC, 5.50%, 03/18/31	916	863,483
SK Invictus Intermediate II SARL, 5.00%, 10/30/29(a)	763	751,860
Tronox, Inc., 4.63%, 03/15/29(a)(b)	1,773	1,483,762
		6,670,354
Schedule of Investments
4

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Systematic Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Coal — 0.1%
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp., 8.63%, 06/15/29(a)	$388	$405,245
SunCoke Energy, Inc., 4.88%, 06/30/29(a)	657	605,712
		1,010,957
Commercial Services — 0.9%
ADT Security Corp.(The)
4.13%, 08/01/29(a)	507	487,588
4.88%, 07/15/32(a)	1,040	990,463
5.88%, 10/15/33(a)	261	257,124
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
8.00%, 02/15/31(a)(b)	677	683,344
8.25%, 01/15/30(a)(b)	344	353,205
8.38%, 06/15/32(a)	822	826,413
CoreCivic, Inc., 8.25%, 04/15/29	275	286,480
Deluxe Corp.
8.00%, 06/01/29(a)	636	643,278
8.13%, 09/15/29(a)	481	501,602
Equifax, Inc.
2.35%, 09/15/31	335	294,315
4.80%, 09/15/29	417	418,886
5.10%, 06/01/28(b)	104	105,136
EquipmentShare.com, Inc., 8.63%, 05/15/32(a)	780	827,241
Korn Ferry, 4.63%, 12/15/27(a)	39	38,666
Prime Security Services Borrower LLC/Prime Finance, Inc., 3.38%, 08/31/27(a)	187	183,357
PROG Holdings, Inc., 6.00%, 11/15/29(a)	835	815,854
Quanta Services, Inc.
2.90%, 10/01/30	1,503	1,399,814
4.50%, 01/15/31(b)	361	358,473
United Rentals North America, Inc., 4.88%, 01/15/28	50	49,912
		9,521,151
Computers — 0.8%
Apple, Inc., 4.50%, 02/23/36(b)	1,075	1,072,444
CGI, Inc., 4.95%, 03/14/30	403	403,930
Dell International LLC/EMC Corp., 5.30%, 10/01/29	1,660	1,696,080
Diebold Nixdorf, Inc., 7.75%, 03/31/30(a)	1,017	1,068,323
Insight Enterprises, Inc., 6.63%, 05/15/32(a)	682	676,471
Leidos, Inc.
2.30%, 02/15/31	246	218,968
4.38%, 05/15/30	1,159	1,141,105
5.40%, 03/15/32	383	390,478
5.75%, 03/15/33	250	259,681
NetApp, Inc.
5.50%, 03/17/32	506	517,854
5.70%, 03/17/35	355	362,772
Pitney Bowes, Inc., 7.25%, 03/15/29(a)	692	695,929
		8,504,035
Cosmetics & Personal Care — 0.0%
Procter & Gamble Co. (The), 4.35%, 11/03/35(b)	325	315,919
Diversified Financial Services — 3.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.00%, 10/29/28	254	244,750
3.30%, 01/30/32	56	51,186
3.65%, 07/21/27	1,119	1,107,068
5.10%, 01/19/29	121	122,527
Security	Par (000)	Value
Diversified Financial Services (continued)
5.38%, 12/15/31	$51	$52,049
6.15%, 09/30/30	25	26,246
Ally Financial, Inc.
6.70%, 02/14/33(b)	364	375,812
Series D, 7.10%(c)(d)	616	615,515
Apollo Global Management, Inc., 5.15%, 08/12/35	1,455	1,416,305
BGC Group, Inc., 6.15%, 04/02/30	575	588,768
Bread Financial Holdings, Inc., 6.75%, 05/15/31(a)	572	584,380
Brookfield Asset Management Ltd.
4.65%, 11/15/30(b)	475	470,806
4.83%, 04/15/31	440	436,310
Burford Capital Global Finance LLC, 7.50%, 07/15/33(a)	345	283,540
Capital One Financial Corp.
4.93%, 05/10/28, (1-day SOFR + 2.06%)(c)	50	50,219
5.25%, 07/26/30, (1-day SOFR + 2.60%)(b)(c)	1,498	1,519,454
6.31%, 06/08/29, (1-day SOFR + 2.64%)(c)	1,511	1,562,482
7.62%, 10/30/31, (1-day SOFR + 3.07%)(c)	296	326,791
Coinbase Global, Inc.
3.38%, 10/01/28(a)	1,544	1,480,422
3.63%, 10/01/31(a)	178	156,020
Credit Acceptance Corp.
6.63%, 03/15/30(a)(b)	659	656,799
9.25%, 12/15/28(a)	621	647,584
Enact Holdings, Inc., 6.25%, 05/28/29	1,066	1,101,354
Encore Capital Group, Inc.
6.63%, 04/15/31(a)	645	655,530
8.50%, 05/15/30(a)	603	643,977
Enova International, Inc.
9.13%, 08/01/29(a)	561	587,647
11.25%, 12/15/28(a)	333	351,593
LPL Holdings, Inc.
5.20%, 03/15/30(b)	822	829,541
5.65%, 03/15/35	54	53,965
5.70%, 05/20/27	96	97,020
6.75%, 11/17/28	943	986,802
OneMain Finance Corp.
3.88%, 09/15/28	199	192,431
5.38%, 11/15/29	179	176,449
6.63%, 01/15/28	91	92,290
6.75%, 03/15/32	763	762,780
6.75%, 09/15/33	140	137,704
7.13%, 11/15/31	850	861,942
7.13%, 09/15/32	389	394,468
7.50%, 05/15/31	80	82,021
7.88%, 03/15/30	248	258,537
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.
3.63%, 03/01/29(a)(b)	142	136,287
3.88%, 03/01/31(a)	1,504	1,396,312
4.00%, 10/15/33(a)(b)	446	401,834
Stonex Escrow Issuer LLC, 6.88%, 07/15/32(a)	827	855,072
StoneX Group, Inc., 7.88%, 03/01/31(a)	688	724,418
Synchrony Financial
3.95%, 12/01/27	231	228,442
5.02%, 07/29/29, (1-day SOFR + 1.40%)(c)	637	637,093
5.45%, 03/06/31, (1-day SOFR + 1.68%)(c)	255	255,693
5.94%, 08/02/30, (1-day SOFR Index + 2.13%)(c)	1,033	1,053,680
7.25%, 02/02/33(b)	996	1,032,522
5
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Systematic Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
United Wholesale Mortgage LLC
5.50%, 04/15/29(a)	$1,030	$982,779
5.75%, 06/15/27(a)(b)	459	457,088
VFH Parent LLC/Valor Co-Issuer, Inc., 7.50%, 06/15/31(a)	550	577,581
Visa, Inc., 4.15%, 12/14/35(b)	1,265	1,213,109
		30,992,994
Electric — 3.5%
Ameren Corp.
3.50%, 01/15/31(b)	491	466,030
5.38%, 03/15/35	1,132	1,147,119
American Electric Power Co., Inc.
5.20%, 01/15/29	1,230	1,252,809
5.63%, 03/01/33	1,263	1,306,309
CenterPoint Energy Houston Electric LLC
4.80%, 03/15/30(b)	186	188,188
5.05%, 03/01/35	254	254,178
Series AQ, 4.95%, 08/15/35	372	368,376
CenterPoint Energy, Inc., 5.40%, 06/01/29	234	239,967
Consumers Energy Co., 5.05%, 05/15/35	506	508,018
Dominion Energy, Inc.
5.45%, 03/15/35	473	477,530
Series C, 3.38%, 04/01/30	593	566,591
DTE Electric Co.
5.20%, 04/01/33	110	112,868
5.20%, 03/01/34(b)	94	96,103
5.25%, 05/15/35	482	488,777
DTE Energy Co., 5.10%, 03/01/29(b)	479	486,565
Duke Energy Carolinas LLC
4.95%, 01/15/33	1,854	1,877,622
5.25%, 03/15/35	466	473,202
Duke Energy Florida LLC, 4.85%, 12/01/35	299	293,596
Duke Energy Progress LLC, 5.05%, 03/15/35(b)	1,080	1,082,455
Entergy Arkansas LLC, 4.95%, 01/15/36	150	147,439
Entergy Louisiana LLC
4.90%, 04/15/36	25	24,378
5.15%, 09/15/34(b)	328	330,937
Entergy Mississippi LLC, 5.05%, 04/15/36	1,225	1,204,764
Entergy Texas, Inc., 5.25%, 04/15/35	248	250,237
Evergy Kansas Central, Inc., 5.25%, 03/15/35	455	458,623
FirstEnergy Corp., Series B, 3.90%, 07/15/27	1,375	1,365,471
Florida Power & Light Co.
4.80%, 05/15/33	888	889,735
5.10%, 04/01/33	892	910,323
5.30%, 06/15/34	1,689	1,736,498
National Grid PLC
5.42%, 01/11/34	513	523,127
5.81%, 06/12/33	1,255	1,309,602
NRG Energy, Inc.
3.88%, 02/15/32(a)	727	672,626
5.75%, 07/15/29(a)	1,126	1,125,487
Oncor Electric Delivery Co. LLC
4.65%, 11/01/29(b)	296	298,358
5.35%, 04/01/35	678	691,676
5.65%, 11/15/33	1,051	1,100,520
PECO Energy Co., 4.88%, 09/15/35	286	283,320
PG&E Corp.
5.00%, 07/01/28	880	875,693
5.25%, 07/01/30	619	612,789
PPL Capital Funding, Inc., 5.25%, 09/01/34	1,289	1,301,448
Security	Par (000)	Value
Electric (continued)
Public Service Co. of Colorado
1.88%, 06/15/31	$1,190	$1,039,797
5.35%, 05/15/34	1,390	1,413,476
Public Service Electric and Gas Co.
4.65%, 03/15/33	135	134,146
4.85%, 08/01/34	249	247,555
5.20%, 08/01/33	271	277,626
5.20%, 03/01/34	38	38,616
Series R, 4.20%, 01/01/31(b)	25	24,715
Public Service Enterprise Group, Inc.
2.45%, 11/15/31	740	658,213
5.20%, 04/01/29	983	1,000,220
San Diego Gas & Electric Co., 5.40%, 04/15/35	1,329	1,351,376
Sempra, 3.40%, 02/01/28	301	295,337
Southern Co. (The), Series A, 3.70%, 04/30/30(b)	115	111,428
System Energy Resources, Inc., 5.30%, 12/15/34	251	250,459
Talen Energy Supply LLC, 6.50%, 02/01/36(a)	1,106	1,110,188
Union Electric Co., 5.25%, 04/15/35	314	319,020
		36,071,526
Electronics — 0.2%
Jabil, Inc., 4.75%, 02/01/33	330	321,416
Keysight Technologies, Inc., 5.35%, 07/30/30	180	184,823
TD SYNNEX Corp., 4.30%, 01/17/29	496	490,639
Trimble, Inc., 6.10%, 03/15/33	1,219	1,279,959
		2,276,837
Engineering & Construction — 0.3%
IHS Holding Ltd.
6.25%, 11/29/28(a)	125	124,640
7.88%, 05/29/30(a)	599	616,915
8.25%, 11/29/31(a)	839	877,590
Jacobs Solutions, Inc., 4.75%, 03/03/31	1,278	1,264,753
MasTec, Inc., 5.90%, 06/15/29	236	243,327
Tutor Perini Corp., 11.88%, 04/30/29(a)	344	375,043
		3,502,268
Entertainment — 0.6%
Discovery Global Holdings, Inc.
4.28%, 03/15/32	1,599	1,448,262
5.05%, 03/15/42	1,117	797,013
Live Nation Entertainment, Inc.
3.75%, 01/15/28(a)	236	231,439
6.50%, 05/15/27(a)	463	463,206
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.
5.63%, 09/01/29(a)	1,403	914,266
5.88%, 09/01/31(a)	535	307,625
Six Flags Entertainment Corp/Canada's Wonderland Co/Millennium Operations LLC, 8.63%, 01/15/32(a)(b)	1,380	1,402,979
		5,564,790
Environmental Control — 0.0%
Veralto Corp., 5.45%, 09/18/33	307	314,358
Food — 1.0%
B&G Foods, Inc., 8.00%, 09/15/28(a)	1,140	1,129,853
General Mills, Inc., 4.95%, 03/29/33(b)	943	935,074
Kraft Heinz Foods Co.
5.20%, 03/15/32	355	359,819
5.40%, 03/15/35	334	336,125
Pilgrim's Pride Corp.
3.50%, 03/01/32	628	573,614
Schedule of Investments
6

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Systematic Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Food (continued)
4.25%, 04/15/31	$1,208	$1,161,062
Post Holdings, Inc., 6.50%, 03/15/36(a)	1,434	1,424,573
Sysco Corp.
3.25%, 07/15/27	8	7,883
4.40%, 07/25/31	550	538,019
5.95%, 04/01/30(b)	1,003	1,043,764
Tyson Foods, Inc.
4.35%, 03/01/29	1,809	1,803,476
5.70%, 03/15/34(b)	543	563,140
		9,876,402
Gas — 0.3%
AmeriGas Partners LP/AmeriGas Finance Corp.
9.38%, 06/01/28(a)	630	646,349
9.50%, 06/01/30(a)	240	256,263
National Fuel Gas Co.
5.50%, 03/15/30	373	380,671
5.95%, 03/15/35	279	289,848
NiSource, Inc.
1.70%, 02/15/31	547	476,702
5.35%, 07/15/35(b)	262	264,398
Southern California Gas Co.
5.05%, 09/01/34	92	92,209
5.45%, 06/15/35(b)	491	502,851
		2,909,291
Health Care - Products — 0.5%
GE HealthCare Technologies, Inc., 5.86%, 03/15/30(b)	1,561	1,625,555
Smith & Nephew PLC, 2.03%, 10/14/30	1,699	1,517,533
Solventum Corp.
5.45%, 03/13/31	261	268,186
5.60%, 03/23/34	1,454	1,486,424
		4,897,698
Health Care - Services — 0.7%
DaVita, Inc.
3.75%, 02/15/31(a)	792	734,729
4.63%, 06/01/30(a)	1,486	1,438,526
Fortrea Holdings, Inc., 7.50%, 07/01/30(a)	419	407,923
HCA, Inc.
2.38%, 07/15/31	525	465,845
3.50%, 09/01/30	257	244,359
3.63%, 03/15/32	1,683	1,571,040
4.13%, 06/15/29	516	509,063
Laboratory Corp. of America Holdings
4.35%, 04/01/30	162	160,629
4.55%, 04/01/32(b)	130	128,648
Select Medical Corp., 6.25%, 12/01/32(a)	798	774,880
Sotera Health Holdings LLC, 7.38%, 06/01/31(a)	524	544,667
		6,980,309
Holding Companies - Diversified — 1.0%
Ares Capital Corp.
2.88%, 06/15/28	200	190,889
5.88%, 03/01/29	1,290	1,302,338
5.95%, 07/15/29	691	696,991
Blackstone Secured Lending Fund
5.13%, 01/31/31(b)	332	319,617
5.30%, 06/30/30	312	303,937
5.35%, 04/13/28	457	455,884
Clue Opco LLC, 9.50%, 10/15/31(a)	1,010	1,032,124
Compass Group Diversified Holdings LLC, 5.25%, 04/15/29(a)	673	636,888
Security	Par (000)	Value
Holding Companies - Diversified (continued)
FS KKR Capital Corp.
3.13%, 10/12/28(b)	$25	$23,420
6.13%, 01/15/30(b)	1,037	1,004,850
6.88%, 08/15/29	787	784,532
Golub Capital BDC, Inc., 6.00%, 07/15/29(b)	1,136	1,139,119
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
9.75%, 01/15/29(b)	884	888,499
10.00%, 11/15/29(a)	1,156	1,166,091
		9,945,179
Home Builders — 0.1%
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC, 6.25%, 09/15/27(a)	697	697,167
NVR, Inc., 3.00%, 05/15/30	661	622,402
Toll Brothers Finance Corp., 5.60%, 06/15/35	67	68,548
		1,388,117
Home Furnishings — 0.3%
Somnigroup International, Inc., 3.88%, 10/15/31(a)	823	761,191
Whirlpool Corp.
4.50%, 06/01/46	1,042	700,230
4.60%, 05/15/50	1,048	704,670
6.50%, 06/15/33(b)	572	547,840
		2,713,931
Insurance — 1.0%
Aon North America, Inc., 5.45%, 03/01/34	1,481	1,513,493
Arthur J Gallagher & Co.
5.00%, 02/15/32	268	268,544
5.15%, 02/15/35	1,595	1,579,652
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance, 7.13%, 05/15/31(a)	689	697,600
Brown & Brown, Inc.
4.70%, 06/23/28	83	83,249
4.90%, 06/23/30	637	636,183
5.25%, 06/23/32	425	424,119
5.65%, 06/11/34	434	438,436
CNA Financial Corp., 5.20%, 08/15/35	469	461,088
Fairfax Financial Holdings Ltd.
5.63%, 08/16/32	1,006	1,036,587
6.00%, 12/07/33	773	811,532
Hanover Insurance Group, Inc. (The), 5.50%, 09/01/35	413	413,637
Reinsurance Group of America, Inc., 5.75%, 09/15/34	160	163,633
Willis North America, Inc.
4.55%, 03/15/31	535	528,363
4.65%, 06/15/27	201	201,474
5.35%, 05/15/33	1,102	1,117,493
		10,375,083
Internet — 1.2%
Alphabet, Inc., 4.80%, 02/15/36	884	875,017
Amazon.com, Inc., 4.88%, 03/13/36	453	446,355
AppLovin Corp.
5.13%, 12/01/29(b)	1,409	1,420,248
5.38%, 12/01/31	302	304,994
Gen Digital, Inc., 6.25%, 04/01/33(a)(b)	1,382	1,346,753
Go Daddy Operating Co. LLC/GD Finance Co., Inc., 3.50%, 03/01/29(a)	287	268,201
Match Group Holdings II LLC, 6.13%, 09/15/33(a)	836	826,007
Rakuten Group, Inc., 9.75%, 04/15/29(a)	1,249	1,370,167
7
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Systematic Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Internet (continued)
Snap, Inc.
6.88%, 03/01/33(a)	$969	$943,358
6.88%, 03/15/34(a)(b)	818	791,719
VeriSign, Inc.
2.70%, 06/15/31	1,131	1,019,225
5.25%, 06/01/32	495	501,877
Wayfair LLC
7.25%, 10/31/29(a)	1,040	1,065,764
7.75%, 09/15/30(a)	645	669,242
		11,848,927
Iron & Steel — 0.3%
ArcelorMittal SA
6.55%, 11/29/27	1,680	1,728,682
6.80%, 11/29/32(b)	200	220,989
Champion Iron Canada, Inc., 7.88%, 07/15/32(a)	658	689,651
Mineral Resources Ltd.
6.00%, 05/01/32(a)	190	188,527
6.25%, 05/01/34(a)	190	187,611
		3,015,460
Leisure Time — 0.3%
Lindblad Expeditions LLC, 7.00%, 09/15/30(a)(b)	910	934,826
NCL Corp. Ltd., 6.25%, 09/15/33(a)	1,250	1,209,789
Patrick Industries, Inc., 6.38%, 11/01/32(a)	541	544,321
		2,688,936
Lodging — 0.9%
Genting New York LLC/GENNY Capital, Inc., 7.25%, 10/01/29(a)	790	802,240
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc
4.88%, 07/01/31(a)(b)	718	664,449
5.00%, 06/01/29(a)	551	533,236
Hyatt Hotels Corp.
5.05%, 03/30/28	338	341,198
5.25%, 06/30/29	94	95,473
5.75%, 03/30/32(b)	234	242,254
Las Vegas Sands Corp.
5.63%, 06/15/28	1,716	1,741,130
6.00%, 06/14/30	50	51,553
Marriott International, Inc./MD
4.90%, 04/15/29	388	392,616
5.10%, 04/15/32(b)	394	400,056
Series FF, 4.63%, 06/15/30	1,157	1,155,211
Series GG, 3.50%, 10/15/32	137	126,276
Series HH, 2.85%, 04/15/31	482	441,839
Station Casinos LLC, 4.63%, 12/01/31(a)(b)	600	564,751
Travel and Leisure Co., 4.50%, 12/01/29(a)	951	918,888
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 05/15/27(a)	148	148,134
		8,619,304
Machinery — 0.3%
IDEX Corp., 4.95%, 09/01/29	82	82,805
Ingersoll Rand, Inc.
5.40%, 08/14/28	167	170,779
5.70%, 08/14/33	1,399	1,456,892
Nordson Corp., 4.50%, 12/15/29	177	176,835
Westinghouse Air Brake Technologies Corp.
4.70%, 09/15/28	1,305	1,309,082
4.90%, 05/29/30(b)	255	258,036
Security	Par (000)	Value
Machinery (continued)
5.61%, 03/11/34	$42	$43,312
		3,497,741
Manufacturing — 0.1%
LSB Industries, Inc., 6.25%, 10/15/28(a)	508	508,198
Textron, Inc., 5.50%, 05/15/35(b)	266	271,445
		779,643
Media — 1.5%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 02/01/31(a)	400	363,305
4.25%, 01/15/34(a)(b)	1,282	1,075,285
4.50%, 05/01/32	1,591	1,397,149
4.50%, 06/01/33(a)(b)	1,285	1,103,951
4.75%, 02/01/32(a)(b)	1,258	1,126,451
Discovery Communications LLC
5.00%, 09/20/37	807	613,320
6.35%, 06/01/40	368	290,752
EchoStar Corp., 10.75%, 11/30/29	577	626,057
Fox Corp.
4.71%, 01/25/29	332	332,782
6.50%, 10/13/33	1,446	1,552,844
McGraw-Hill Education, Inc.
7.38%, 09/01/31(a)	900	929,907
8.00%, 08/01/29(a)	768	768,266
Nexstar Media, Inc.
4.75%, 11/01/28(a)	1,091	1,074,920
7.25%, 04/15/34(a)	490	493,129
Paramount Global
4.95%, 05/19/50	308	193,438
5.85%, 09/01/43	50	36,703
6.88%, 04/30/36(b)	1,565	1,455,844
Sinclair Television Group, Inc.
5.50%, 03/01/30(a)	621	548,033
8.13%, 02/15/33(a)	174	180,189
Versant Media Group, Inc., 7.25%, 01/30/31(a)(b)	1,290	1,339,361
		15,501,686
Metal Fabricate & Hardware — 0.0%
Park-Ohio Industries, Inc., 8.50%, 08/01/30(a)(b)	425	442,345
Mining — 1.0%
Aris Mining Corp., 8.00%, 10/31/29(a)	580	600,286
Eldorado Gold Corp., 6.25%, 09/01/29(a)	308	307,348
Endeavour Mining PLC, 7.00%, 05/28/30(a)	581	594,657
First Quantum Minerals Ltd., 8.63%, 06/01/31(a)(b)	734	765,344
Fortescue Treasury Pty. Ltd.
4.38%, 04/01/31(a)	659	629,700
6.13%, 04/15/32(a)	977	1,009,709
IAMGOLD Corp., 5.75%, 10/15/28(a)	487	483,998
Ivanhoe Mines Ltd., 7.88%, 01/23/30(a)	1,013	1,032,798
Nickel Industries Ltd., 9.00%, 09/30/30(a)	1,084	1,126,974
Novelis Corp.
4.75%, 01/30/30(a)(b)	1,503	1,439,848
6.88%, 01/30/30(a)(b)	425	435,717
PLS Group Ltd., 6.88%, 05/01/31(a)	170	174,017
Skeena Resources Ltd., 8.50%, 04/01/31(a)	25	26,174
Stillwater Mining Co., 4.50%, 11/16/29(a)(b)	663	632,218
Taseko Mines Ltd., 8.25%, 05/01/30(a)	519	543,313
		9,802,101
Office Furnishings — 0.0%
HNI Corp., 5.13%, 01/18/29(a)	425	419,738
Schedule of Investments
8

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Systematic Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas — 2.5%
BKV Upstream Midstream LLC, 7.50%, 10/15/30(a)	$674	$690,059
California Resources Corp.
7.00%, 01/15/34(a)(b)	289	294,905
8.25%, 06/15/29(a)	575	599,576
Canadian Natural Resources Ltd., 5.00%, 12/15/29	594	602,519
Cenovus Energy, Inc., 4.65%, 03/20/31	395	393,015
CNX Resources Corp., 7.38%, 01/15/31(a)(b)	562	579,281
Comstock Resources, Inc. 6.75%, 03/01/29(a)	1,746	1,744,398
Crescent Energy Finance LLC, 7.88%, 04/15/32(a)	1,370	1,420,286
CVR Energy, Inc.
7.50%, 02/15/31(a)	846	856,764
7.88%, 02/15/34(a)	447	448,359
Diamond Foreign Asset Co./Diamond Finance LLC, 8.50%, 10/01/30(a)	682	719,185
Diamondback Energy, Inc.
3.50%, 12/01/29	363	350,933
5.15%, 01/30/30	525	537,057
6.25%, 03/15/33	1,047	1,122,574
EnQuest PLC, 9.88%, 04/30/31(a)	225	232,412
EQT Corp.
4.50%, 01/15/29	186	184,649
4.75%, 01/15/31(b)	1,085	1,079,859
Expand Energy Corp., 4.75%, 02/01/32	1,595	1,563,844
Gulfport Energy Operating Corp., 6.75%, 09/01/29(a)	869	891,517
Ithaca Energy North Sea PLC, 8.13%, 10/15/29(a)	963	1,006,394
Kosmos Energy Ltd., 8.75%, 10/01/31(a)(b)	916	846,402
Marathon Petroleum Corp., 5.15%, 03/01/30	903	921,452
Noble Finance II LLC, 8.00%, 04/15/30(a)	1,332	1,385,368
Northern Oil & Gas, Inc.
7.88%, 10/15/33(a)	875	906,845
8.75%, 06/15/31(a)	600	626,538
Occidental Petroleum Corp.
6.63%, 09/01/30	488	520,257
8.88%, 07/15/30	1,498	1,705,935
Talos Production, Inc.
9.00%, 02/01/29(a)	160	166,916
9.38%, 02/01/31(a)(b)	824	876,686
Viper Energy Partners LLC, 4.90%, 08/01/30(b)	412	411,768
Woodside Finance Ltd.
5.40%, 05/19/30	1,437	1,467,905
5.70%, 05/19/32	305	316,899
		25,470,557
Oil & Gas Services — 0.3%
Bristow Group, Inc., 6.75%, 02/01/33(a)	653	664,485
Enerflex, Inc., 6.88%, 01/15/31(a)	422	434,746
Tidewater, Inc., 9.13%, 07/15/30(a)	858	923,635
Viridien, 10.00%, 10/15/30(a)(b)	492	528,356
		2,551,222
Packaging & Containers — 0.1%
AptarGroup, Inc., 4.75%, 03/30/31	390	387,290
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 4.00%, 09/01/29(a)	108	101,079
Klabin Austria GmbH, 7.00%, 04/03/49(a)	355	362,632
		851,001
Security	Par (000)	Value
Pharmaceuticals — 0.8%
Cardinal Health, Inc.
5.00%, 11/15/29	$1,161	$1,178,122
5.35%, 11/15/34	700	708,851
CVS Health Corp.
3.75%, 04/01/30(b)	1,171	1,134,627
5.13%, 02/21/30(b)	1,231	1,251,272
5.25%, 02/21/33	489	496,314
5.45%, 09/15/35	78	78,735
5.70%, 06/01/34	185	190,949
Elanco Animal Health, Inc., 6.40%, 08/28/28(b)	968	989,534
Grifols SA, 4.75%, 10/15/28(a)	998	984,012
HLF Financing SARL LLC/Herbalife International, Inc., 7.75%, 05/01/33(a)	830	847,759
		7,860,175
Pipelines — 3.8%
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/29	289	280,773
5.13%, 06/30/27	1,210	1,215,217
Cheniere Energy Partners LP
3.25%, 01/31/32	603	551,894
4.00%, 03/01/31	1,607	1,549,558
Cheniere Energy, Inc.
4.63%, 10/15/28	100	99,674
5.65%, 04/15/34	263	270,936
Delek Logistics Partners LP/Delek Logistics Finance Corp., 8.63%, 03/15/29(a)	1,339	1,397,051
Enbridge, Inc.
5.63%, 04/05/34	104	107,326
5.70%, 03/08/33(b)	999	1,034,566
6.00%, 11/15/28	240	249,018
6.20%, 11/15/30	199	210,659
Energy Transfer LP
4.95%, 05/15/28(b)	428	431,644
4.95%, 06/15/28	165	166,538
5.25%, 07/01/29(b)	268	273,647
5.50%, 06/01/27	540	544,831
5.55%, 02/15/28	207	210,688
6.40%, 12/01/30(b)	792	845,335
6.55%, 12/01/33(b)	851	922,527
Genesis Energy LP/Genesis Energy Finance Corp.
7.88%, 05/15/32	439	460,240
8.00%, 05/15/33	632	665,332
8.88%, 04/15/30	615	644,330
Kinder Morgan, Inc., 4.80%, 02/01/33	1,068	1,059,653
MPLX LP
4.80%, 02/15/31	1,289	1,290,450
4.95%, 09/01/32	299	299,054
5.00%, 03/01/33	914	909,430
NGL Energy Operating LLC/NGL Energy Finance Corp.
8.13%, 02/15/29(a)	967	1,002,371
8.38%, 02/15/32(a)	755	792,440
ONEOK, Inc.
3.10%, 03/15/30	240	226,711
4.55%, 07/15/28	456	456,185
4.75%, 10/15/31(b)	71	70,565
4.95%, 10/15/32	25	24,833
5.65%, 11/01/28	635	651,460
6.05%, 09/01/33	1,253	1,318,008
Plains All American Pipeline LP, 5.95%, 06/15/35	395	407,329
9
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Systematic Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
Plains All American Pipeline LP/PAA Finance Corp., 4.70%, 01/15/31	$1,529	$1,525,555
Sabine Pass Liquefaction LLC
4.20%, 03/15/28	261	259,850
4.50%, 05/15/30	1,519	1,517,288
South Bow USA Infrastructure Holdings LLC, 5.03%, 10/01/29	1,035	1,041,613
Summit Midstream Holdings LLC, 8.63%, 10/31/29(a)	1,086	1,135,488
Targa Resources Corp.
6.13%, 03/15/33	923	976,355
6.15%, 03/01/29	58	60,409
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.00%, 01/15/32	1,368	1,302,432
TransCanada PipeLines Ltd., 4.10%, 04/15/30(b)	614	602,101
Venture Global Calcasieu Pass LLC, 6.00%, 05/01/36(a)	1,078	1,086,390
Venture Global LNG, Inc.
8.38%, 06/01/31(a)	1,402	1,461,773
9.88%, 02/01/32(a)(b)	1,341	1,438,699
Venture Global Plaquemines LNG LLC
6.75%, 01/15/36(a)	910	967,366
7.50%, 05/01/33(a)	389	431,387
7.75%, 05/01/35(a)(b)	1,267	1,425,013
Western Midstream Operating LP
4.05%, 02/01/30	1,065	1,037,080
4.80%, 03/01/31	121	120,195
6.15%, 04/01/33	247	259,089
Williams Companies, Inc.(The)
4.90%, 03/15/29	56	56,610
5.65%, 03/15/33	1,120	1,159,834
		38,504,800
Real Estate — 0.4%
CBRE Services, Inc.
4.80%, 06/15/30	415	416,429
4.90%, 01/15/33	951	940,051
5.95%, 08/15/34	449	468,573
Five Point Operating Co. LP, 8.00%, 10/01/30(a)	514	527,062
Howard Hughes Corp.(The)
4.13%, 02/01/29(a)	889	855,975
4.38%, 02/01/31(a)	919	860,502
		4,068,592
Real Estate Investment Trusts — 3.1%
American Homes 4 Rent LP
4.95%, 06/15/30	252	253,522
5.50%, 02/01/34	95	96,331
American Tower Corp.
3.80%, 08/15/29	85	83,104
4.90%, 03/15/30	448	452,439
5.55%, 07/15/33	1,003	1,033,141
5.65%, 03/15/33	310	321,540
5.80%, 11/15/28(b)	914	941,571
Blackstone Mortgage Trust, Inc., 7.75%, 12/01/29(a)	560	594,014
Brixmor Operating Partnership LP
4.05%, 07/01/30	577	562,496
4.13%, 05/15/29	296	292,343
Crown Castle, Inc.
2.25%, 01/15/31	230	203,912
3.65%, 09/01/27	447	441,963
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
3.80%, 02/15/28	$1,468	$1,447,888
5.00%, 01/11/28	75	75,577
5.60%, 06/01/29(b)	461	472,572
Digital Realty Trust LP, 5.55%, 01/15/28	71	72,130
Diversified Healthcare Trust
4.38%, 03/01/31	729	655,636
7.25%, 10/15/30(a)	573	584,662
Equinix Europe 2 Financing Corp. LLC
4.60%, 11/15/30	543	539,256
5.50%, 06/15/34	290	295,848
Equinix, Inc., 3.20%, 11/18/29	1,130	1,078,367
Extra Space Storage LP
4.95%, 01/15/33	123	121,975
5.40%, 06/15/35	344	346,198
5.50%, 07/01/30	1,149	1,178,845
5.70%, 04/01/28	103	105,096
GLP Capital LP/GLP Financing II, Inc.
3.25%, 01/15/32	1,010	905,136
5.25%, 02/15/33	356	350,128
5.30%, 01/15/29	384	387,064
5.63%, 09/15/34	304	302,522
Healthcare Realty Holdings LP, 2.00%, 03/15/31	855	747,116
Healthpeak OP LLC
4.75%, 01/15/33	349	342,652
5.25%, 12/15/32	1,243	1,254,539
Host Hotels & Resorts LP
5.70%, 06/15/32	368	379,081
5.70%, 07/01/34	83	84,715
Series I, 3.50%, 09/15/30	580	547,715
Hudson Pacific Properties LP, 4.65%, 04/01/29	186	166,452
Invitation Homes Operating Partnership LP, 4.95%, 01/15/33	454	447,198
Iron Mountain, Inc.
4.50%, 02/15/31(a)(b)	303	291,175
5.63%, 07/15/32(a)	305	302,827
Millrose Properties, Inc., 6.38%, 08/01/30(a)	625	632,977
MPT Operating Partnership LP/MPT Finance Corp.
4.63%, 08/01/29(b)	1,535	1,270,187
5.00%, 10/15/27	726	707,847
NNN REIT, Inc., 4.60%, 02/15/31	426	422,937
Omega Healthcare Investors, Inc., 5.20%, 07/01/30	477	480,632
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
4.88%, 05/15/29(a)	1,062	1,033,053
5.88%, 10/01/28(a)	363	362,131
Rithm Capital Corp.
8.00%, 04/01/29(a)	1,002	1,006,609
8.00%, 07/15/30(a)	582	582,423
RLJ Lodging Trust LP, 4.00%, 09/15/29(a)(b)	736	695,445
Sabra Health Care LP, 3.20%, 12/01/31	1,333	1,205,106
Starwood Property Trust, Inc., 6.50%, 10/15/30(a)	675	694,241
Sun Communities Operating LP
2.70%, 07/15/31	889	800,688
4.20%, 04/15/32	251	241,139
VICI Properties LP
4.75%, 02/15/28	1,045	1,046,448
4.95%, 02/15/30	641	641,121
5.13%, 05/15/32	295	292,463
Weyerhaeuser Co., 4.00%, 04/15/30	287	279,727
Schedule of Investments
10

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Systematic Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
XHR LP, 4.88%, 06/01/29(a)	$560	$549,645
		31,703,565
Retail — 1.3%
Arko Corp., 5.13%, 11/15/29(a)	553	498,406
Bath & Body Works, Inc., 6.75%, 07/01/36	340	330,649
Brinker International, Inc., 8.25%, 07/15/30(a)(b)	292	305,413
Dick's Sporting Goods, Inc., 3.15%, 01/15/32(b)	1,147	1,045,278
Dollar General Corp.
3.50%, 04/03/30	1,529	1,461,539
5.45%, 07/05/33(b)	365	372,108
Dollar Tree, Inc.
2.65%, 12/01/31	350	312,350
4.20%, 05/15/28	1,333	1,325,435
FirstCash, Inc.
4.63%, 09/01/28(a)	534	525,020
5.63%, 01/01/30(a)	556	553,323
6.13%, 05/01/34(a)	510	508,788
Gap, Inc.(The)
3.63%, 10/01/29(a)	1,123	1,059,524
3.88%, 10/01/31(a)	558	510,526
Kohl's Corp.
5.13%, 05/01/31(b)	757	619,116
10.00%, 06/01/30(a)	471	509,615
Macy's Retail Holdings LLC
6.13%, 03/15/32(a)(b)	77	77,037
7.38%, 08/01/33(a)(b)	533	555,182
Petco Health & Wellness Co, Inc., 8.25%, 02/01/31(a)	838	846,276
QXO Building Products, Inc., 6.75%, 04/30/32(a)	1,400	1,428,057
		12,843,642
Semiconductors — 0.4%
Broadcom, Inc., 4.15%, 04/15/32(a)	25	24,251
Marvell Technology, Inc.
2.95%, 04/15/31	1,444	1,331,155
4.75%, 07/15/30	490	492,235
Microchip Technology, Inc., 5.05%, 02/15/30	100	101,014
NXP BV/NXP Funding LLC/NXP USA, Inc.
2.50%, 05/11/31	540	485,416
3.40%, 05/01/30(b)	494	472,164
4.30%, 06/18/29	860	853,031
5.00%, 01/15/33(b)	297	297,389
		4,056,655
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.
5.35%, 01/15/30	82	83,659
5.75%, 01/15/35	166	171,677
		255,336
Software — 2.3%
Autodesk, Inc., 2.40%, 12/15/31	50	44,053
Broadridge Financial Solutions, Inc.
2.60%, 05/01/31	1,157	1,033,896
2.90%, 12/01/29	760	713,123
CoreWeave, Inc.
9.00%, 02/01/31(a)	649	644,885
9.25%, 06/01/30(a)(b)	1,120	1,134,122
9.75%, 10/01/31(a)	373	375,160
Elastic NV, 4.13%, 07/15/29(a)	699	663,478
Fair Isaac Corp., 6.25%, 09/15/34(a)	1,460	1,437,147
Microsoft Corp., 3.50%, 02/12/35(b)	1,458	1,351,827
MSCI, Inc., 5.25%, 09/01/35(b)	978	962,541
Security	Par (000)	Value
Software (continued)
Oracle Corp.
2.95%, 04/01/30	$1,506	$1,379,949
4.45%, 09/26/30	1,944	1,875,008
6.15%, 11/09/29	695	716,138
6.25%, 11/09/32	1,152	1,182,419
Paychex, Inc.
5.10%, 04/15/30	310	313,304
5.35%, 04/15/32	1,607	1,621,370
ROBLOX Corp., 3.88%, 05/01/30(a)	580	549,370
Roper Technologies, Inc.
1.75%, 02/15/31(b)	1,574	1,364,678
4.90%, 10/15/34	737	714,143
Salesforce, Inc.
4.90%, 09/15/31	2,961	2,952,303
5.20%, 03/15/33(b)	475	474,151
VMware LLC, 4.70%, 05/15/30	591	594,357
Workday, Inc., 3.80%, 04/01/32	1,708	1,590,429
		23,687,851
Telecommunications — 2.7%
AT&T, Inc.
4.30%, 02/15/30	323	320,686
4.75%, 04/30/33	1,573	1,552,436
Bell Telephone Co. of Canada or Bell Canada, 5.10%, 05/11/33(b)	678	679,945
British Telecommunications PLC, 9.63%, 12/15/30	1,311	1,563,219
Core Scientific Finance I LLC, 7.75%, 05/15/31(a)	650	648,378
Deutsche Telekom International Finance BV, 8.75%, 06/15/30	1,351	1,548,340
Frontier Communications Holdings LLC, 5.88%, 11/01/29	896	900,143
GCI LLC, 4.75%, 10/15/28(a)	695	679,990
Millicom International Cellular SA
4.50%, 04/27/31(a)(b)	1,189	1,109,855
7.38%, 04/02/32(a)	541	559,773
Motorola Solutions, Inc.
2.30%, 11/15/30(b)	429	387,509
2.75%, 05/24/31	642	585,403
4.60%, 05/23/29	390	390,612
5.20%, 08/15/32	342	346,850
5.40%, 04/15/34(b)	443	448,915
Orange SA, 9.00%, 03/01/31	1,419	1,668,386
Sprint Capital Corp.
6.88%, 11/15/28	290	306,198
8.75%, 03/15/32	1,345	1,600,455
TELUS Corp., 3.40%, 05/13/32	1,512	1,377,331
T-Mobile USA, Inc.
2.25%, 11/15/31	1,386	1,217,720
2.55%, 02/15/31	494	449,180
2.70%, 03/15/32	1,813	1,614,299
3.88%, 04/15/30	1,070	1,041,838
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC, 8.63%, 06/15/32(a)(b)	815	852,983
Viasat, Inc., 7.50%, 05/30/31(a)	1,105	1,107,433
Windstream Services LLC/Windstream Escrow Finance Corp., 8.25%, 10/01/31(a)	1,380	1,459,623
WULF Compute LLC, 7.75%, 10/15/30(a)	1,377	1,447,781
Zegona Finance PLC, 8.63%, 07/15/29(a)	1,142	1,194,617
		27,059,898
Transportation — 0.3%
Danaos Corp., 6.88%, 10/15/32(a)	555	570,042
11
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Systematic Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Transportation (continued)
Fedex Freight Holding Co., Inc.
4.65%, 03/15/31(a)	$1,711	$1,686,985
4.95%, 03/15/33(a)	455	446,907
JB Hunt Transport Services, Inc., 4.90%, 03/15/30	796	803,645
		3,507,579
Trucking & Leasing — 0.1%
FTAI Aviation Investors LLC, 5.50%, 05/01/28(a)	1,183	1,182,512
Water — 0.0%
Essential Utilities, Inc.
2.40%, 05/01/31	55	49,432
5.25%, 08/15/35	266	266,403
5.38%, 01/15/34	11	11,172
		327,007
Total Corporate Bonds & Notes — 49.6% (Cost: $507,861,910)		506,216,508
U.S. Government & Agency Obligations
Mortgage-Backed Securities — 18.5%
Federal National Mortgage Association
4.00%, 01/01/57	42	39,657
4.00%, 02/01/57	42	39,139
Government National Mortgage Association
2.00%, 12/20/50	1,976	1,626,716
2.00%, 12/20/51	730	601,017
2.00%, 02/20/52	730	601,200
2.00%, 05/20/56(e)	4,550	3,742,601
2.50%, 08/20/51	3,543	3,036,516
2.50%, 12/20/51	5,180	4,441,345
3.00%, 08/20/51	2,661	2,371,779
3.00%, 05/20/52	1,447	1,290,134
3.00%, 05/20/56(e)	1,100	979,494
3.50%, 11/20/54	1,627	1,472,169
3.50%, 05/20/56(e)	3,100	2,801,746
4.00%, 06/20/48	532	506,009
4.00%, 05/20/56(e)	2,650	2,472,214
4.50%, 01/20/55	1,890	1,824,243
4.50%, 05/20/56(e)	1,850	1,783,805
5.00%, 02/20/55	562	557,646
5.00%, 05/20/56(e)	5,135	5,090,023
5.50%, 07/20/55	563	567,553
5.50%, 11/20/55	2,960	2,983,766
5.50%, 05/20/56(e)	2,075	2,089,582
6.00%, 05/20/56(e)	2,925	2,981,914
6.50%, 05/15/54(e)	1,325	1,383,979
Uniform Mortgage-Backed Securities
1.50%, 05/18/41(e)	327	293,100
2.00%, 03/01/36	1,437	1,321,519
2.00%, 05/18/41(e)	9,493	8,703,772
2.00%, 06/01/50	961	779,321
2.00%, 04/01/51	6,141	4,949,570
2.00%, 11/01/51	6,583	5,330,283
2.00%, 03/01/52	10,606	8,526,744
2.00%, 05/13/56(e)	11,220	8,974,805
2.50%, 11/01/36	334	314,520
2.50%, 05/01/37	1,530	1,440,359
2.50%, 05/18/41(e)	850	799,767
2.50%, 12/01/50	664	556,958
2.50%, 04/01/51	2,263	1,909,819
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
2.50%, 11/01/51	$1,610	$1,376,086
2.50%, 12/01/51	2,015	1,695,829
2.50%, 04/01/52	96	81,132
2.50%, 07/01/52	229	191,860
2.50%, 05/13/56(e)	15,705	13,148,271
3.00%, 03/25/37(e)	780	742,734
3.00%, 04/01/37	675	642,676
3.00%, 03/01/50	1,699	1,514,527
3.00%, 12/01/51	1,338	1,185,168
3.00%, 05/13/56(e)	10,775	9,431,277
3.50%, 05/18/41(e)	375	360,103
3.50%, 05/01/48	1,849	1,712,936
3.50%, 06/01/50	4,083	3,773,620
3.50%, 05/13/56(e)	3,425	3,117,217
4.00%, 05/15/39(e)	25	24,355
4.00%, 10/01/40	463	451,256
4.00%, 03/01/41	1,334	1,299,849
4.00%, 10/01/49	1,444	1,383,011
4.00%, 08/01/53	2,252	2,119,676
4.00%, 05/13/56(e)	4,100	3,844,551
4.50%, 12/01/40	473	469,887
4.50%, 06/01/54	162	155,459
4.50%, 01/01/56	4,313	4,155,514
4.50%, 05/13/56(e)	3,050	2,933,507
5.00%, 06/01/53	757	756,684
5.00%, 11/01/53	1,010	999,411
5.00%, 06/01/54	2,249	2,233,395
5.00%, 11/01/54	755	744,997
5.00%, 01/01/55	1,129	1,122,249
5.00%, 01/01/56	879	871,670
5.00%, 03/01/56	1,325	1,314,925
5.00%, 05/13/56(e)	4,050	3,989,616
5.50%, 03/01/54	1,575	1,599,154
5.50%, 09/01/55	248	250,502
5.50%, 10/01/55	485	491,709
5.50%, 01/01/56	2,485	2,523,976
5.50%, 02/01/56	4,194	4,273,333
5.50%, 05/13/56(e)	5,050	5,075,120
6.00%, 09/01/54	4,804	4,916,225
6.00%, 12/01/54	3,603	3,783,851
6.00%, 01/01/55	595	613,540
6.00%, 09/01/55	159	164,698
6.00%, 12/01/55	71	72,112
6.00%, 01/01/56	93	95,135
6.00%, 05/13/56(e)	2,100	2,143,748
6.00%, 06/11/56(e)	100	101,978
6.50%, 01/01/54	1,204	1,265,416
6.50%, 02/01/54	1,340	1,410,518
6.50%, 10/01/55	1,785	1,865,880
6.50%, 12/01/55	90	94,093
6.50%, 05/13/56(e)	925	959,659
		188,728,879
U.S. Government Obligations — 31.4%
U.S. Treasury Notes/Bonds
1.13%, 08/15/40	61,237	37,933,698
1.75%, 08/15/41	16,100	10,687,004
1.88%, 02/15/32	26,500	23,454,570
1.88%, 11/15/51	24,001	13,014,142
2.00%, 11/15/41	16,200	11,122,313
2.00%, 08/15/51	26,480	14,885,691
2.25%, 08/15/46	18,000	11,619,141
Schedule of Investments
12

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Systematic Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
U.S. Government Obligations (continued)
2.25%, 02/15/52	$22,283	$13,254,844
2.50%, 02/15/46	1,865	1,273,664
2.75%, 08/15/32	10,000	9,222,656
2.75%, 08/15/47(b)	52,194	36,564,134
2.75%, 11/15/47	18,200	12,710,141
2.88%, 05/15/32(b)	20,660	19,268,771
3.00%, 11/15/44	13,300	10,091,375
3.00%, 08/15/48	16,071	11,657,753
3.00%, 08/15/52	24,826	17,421,629
3.63%, 05/15/53	1,085	858,803
3.88%, 08/15/33(b)	11,700	11,440,406
4.25%, 05/15/35(b)	28,086	27,876,651
4.25%, 08/15/35	18,350	18,189,437
6.13%, 08/15/29	7,000	7,467,031
		320,013,854
Total U.S. Government & Agency Obligations — 49.9% (Cost: $517,308,138)		508,742,733
Total Long-Term Investments — 99.5% (Cost: $1,025,170,048)		1,014,959,241
	Shares
Short-Term Securities
Money Market Funds — 17.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.83%(f)(g)(h)	176,765,266	176,818,296
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.61%(f)(g)	100,000	100,000
Total Short-Term Securities — 17.3% (Cost: $176,912,575)		176,918,296
Total Investments Before TBA Sales Commitments — 116.8% (Cost: $1,202,082,623)		1,191,877,537
	Par (000)
TBA Sales Commitments(e)
Mortgage-Backed Securities — (2.0)%
Government National Mortgage Association
3.50%, 05/20/56	(850)	(768,221)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
4.00%, 05/20/56	(550)	$(513,101)
6.50%, 05/15/54	(325)	(339,466)
Uniform Mortgage-Backed Securities
2.00%, 05/18/41	(1,050)	(962,686)
2.00%, 05/13/56	(4,650)	(3,719,505)
2.50%, 05/18/41	(350)	(329,316)
3.00%, 03/25/37	(175)	(166,639)
3.00%, 05/13/56	(5,825)	(5,098,579)
3.50%, 05/18/41	(50)	(48,014)
3.50%, 05/13/56	(775)	(705,356)
4.00%, 05/15/39	(25)	(24,355)
4.00%, 05/13/56	(675)	(632,944)
4.50%, 05/13/56	(1,675)	(1,611,025)
5.00%, 05/13/56	(1,175)	(1,157,481)
5.50%, 05/13/56	(1,950)	(1,959,700)
6.00%, 05/13/56	(1,725)	(1,760,936)
6.50%, 05/13/56	(400)	(414,988)
Total TBA Sales Commitments — (2.0)% (Proceeds: $(20,307,652))		(20,212,312)
Total Investments, Net of TBA Sales Commitments — 114.8% (Cost: $1,181,774,971)		1,171,665,225
Liabilities in Excess of Other Assets — (14.8)%		(151,036,778)
Net Assets — 100.0%		$1,020,628,447

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	Perpetual security with no stated maturity date.
(e)	Represents or includes a TBA transaction.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.
13
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Systematic Bond ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/26	Shares Held at 04/30/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$16,127,968	$160,712,968 (a)	$—	$(25,819)	$3,179	$176,818,296	176,765,266	$1,304,124 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	100,000	0 (a)	—	—	—	100,000	100,000	1,824	—
				$(25,819)	$3,179	$176,918,296		$1,305,948	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
10-Year U.S. Treasury Note	54	06/18/26	$5,969	$(285)
2-Year U.S. Treasury Note	215	06/30/26	44,532	(85,068)
5-Year U.S. Treasury Note	424	06/30/26	45,716	(63,793)
				(149,146)
Short Contracts
U.S. Long Bond	96	06/18/26	10,818	374,625
Ultra U.S. Treasury Bond	219	06/18/26	25,151	324,344
				698,969
				$549,823
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$—	$—	$698,969	$—	$698,969
Liabilities—Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$—	$—	$149,146	$—	$149,146

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statement of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

Schedule of Investments
14

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Systematic Bond ETF

For the period ended April 30, 2026, the effect of derivative financial instruments in the Statement of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$—	$—	$(492,612)	$—	$(492,612)
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$—	$—	$550,106	$—	$550,106
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$58,132,547
Average notional value of contracts — short	$22,548,789
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$506,216,508	$—	$506,216,508
U.S. Government & Agency Obligations	—	508,742,733	—	508,742,733
Short-Term Securities
Money Market Funds	176,918,296	—	—	176,918,296
Liabilities
Investments
TBA Sales Commitments	—	(20,212,312)	—	(20,212,312)
	$176,918,296	$994,746,929	$—	$1,171,665,225
Derivative Financial Instruments(a)
Assets
Interest Rate Contracts	$698,969	$—	$—	$698,969
Liabilities
Interest Rate Contracts	(149,146)	—	—	(149,146)
	$549,823	$—	$—	$549,823

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
15
2026 iShares Semi-Annual Financial Statements and Additional Information

Statement of Assets and Liabilities (unaudited)
April 30, 2026

iShares Systematic Bond ETF
ASSETS
Investments, at value—unaffiliated(a)(b)	$1,014,959,241
Investments, at value—affiliated(c)	176,918,296
Cash	353,151
Cash pledged for futures contracts	1,383,000
Receivables:
Investments sold	57,693,137
Securities lending income—affiliated	16,277
TBA sales commitments	20,307,652
Capital shares sold	831,606
Dividends—affiliated	325,375
Interest—unaffiliated	10,525,871
Variation margin on futures contracts	140,963
Total assets	1,283,454,569
LIABILITIES
Collateral on securities loaned, at value	97,476,427
TBA sales commitments, at value(d)	20,212,312
Payables:
Investments purchased	144,929,705
Investment advisory fees	207,678
Total liabilities	262,826,122
Commitments and contingent liabilities
NET ASSETS	$1,020,628,447
NET ASSETS CONSIST OF
Paid-in capital	$1,042,129,262
Accumulated loss	(21,500,815)
NET ASSETS	$1,020,628,447
NET ASSET VALUE
Shares outstanding	11,500,000
Net asset value	$88.75
Shares authorized	Unlimited
Par value	None
(a) Investments, at cost—unaffiliated	$1,025,170,048
(b) Securities loaned, at value	$93,991,068
(c) Investments, at cost—affiliated	$176,912,575
(d) Proceeds from TBA sales commitments	$20,307,652
See notes to financial statements.
Statement of Assets and Liabilities
16

Statement of Operations (unaudited)
Six Months Ended April 30, 2026

iShares Systematic Bond ETF
INVESTMENT INCOME
Dividends—affiliated	$1,229,285
Interest—unaffiliated	17,260,902
Securities lending income—affiliated—net	76,663
Other income—unaffiliated	285
Total investment income	18,567,135
EXPENSES
Investment advisory	934,688
Interest expense	75
Total expenses	934,763
Less:
Investment advisory fees waived	(28,573)
Total expenses after fees waived	906,190
Net investment income	17,660,945
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated	(2,817,424)
Investments—affiliated	(25,819)
Futures contracts	(492,612)
In-kind redemptions—unaffiliated(a)	532,641
(2,803,214)
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated	(10,876,676)
Investments—affiliated	3,179
Futures contracts	550,106
(10,323,391)
Net realized and unrealized loss	(13,126,605)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,534,340
(a) See Note 2 of the Notes to Financial Statements.
See notes to financial statements.
17
2026 iShares Semi-Annual Financial Statements and Additional Information

Statement of Changes in Net Assets

	iShares Systematic Bond ETF
	Six Months Ended 04/30/26 (unaudited)	Year Ended 10/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$17,660,945	$3,862,549
Net realized gain (loss)	(2,803,214)	2,774,851
Net change in unrealized appreciation (depreciation)	(10,323,391)	5,572
Net increase in net assets resulting from operations	4,534,340	6,642,972
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(13,995,712)(b)	(3,871,062)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	953,426,536	4,130,943
NET ASSETS
Total increase in net assets	943,965,164	6,902,853
Beginning of period	76,663,283	69,760,430
End of period	$1,020,628,447	$76,663,283

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.
Statement of Changes in Net Assets
18

Financial Highlights
(For a share outstanding throughout each period)

	iShares Systematic Bond ETF
	Six Months Ended 04/30/26 (unaudited)	Year Ended 10/31/25	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21
Net asset value, beginning of period	$90.19	$87.20	$81.77	$81.88	$100.00	$101.38
Net investment income(a)	2.10	4.56	4.33	3.66	2.44	1.81
Net realized and unrealized gain (loss)(b)	(1.68)	3.01	5.33	(0.10)	(18.32)	(1.22)
Net increase (decrease) from investment operations	0.42	7.57	9.66	3.56	(15.88)	0.59
Distributions from net investment income(c)	(1.86)(d)	(4.58)	(4.23)	(3.67)	(2.24)	(1.97)
Net asset value, end of period	$88.75	$90.19	$87.20	$81.77	$81.88	$100.00
Total Return(e)
Based on net asset value	0.46%(f)	8.97%	12.04%	4.32%	(16.04)%	0.57%
Ratios to Average Net Assets(g)
Total expenses	0.25%(h)	0.25%	0.25%	0.25%	0.25%	0.25%
Total expenses after fees waived	0.24%(h)	0.25%	0.25%	0.25%	0.24%	0.25%
Net investment income	4.72%(h)	5.18%	5.04%	4.37%	2.67%	1.79%
Supplemental Data
Net assets, end of period (000)	$1,020,628	$76,663	$69,760	$57,237	$69,600	$114,999
Portfolio turnover rate(i)(j)	140%	567%	453%	464%	550%	546%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions, if any.
(j) Includes mortgage dollar roll transactions (“MDRs”).
See notes to financial statements.
19
2026 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited)
1. ORGANIZATION
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following fund (the “Fund”):
iShares ETF	Diversification Classification
Systematic Bond	Diversified
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed (the "trade dates"). Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, including amortization and accretion of premiums and discounts on debt securities, and payment-in-kind interest are recognized daily on an accrual basis.
Cash: The Fund may maintain cash at its custodian which, at times may exceed United States federally insured limits. The Fund may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Fund. Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Fund’s tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Fund.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Segment Reporting: The Chief Financial Officer acts as the Fund’s Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund’s financial statements.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment  Valuation Policies: The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date.  U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of the Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Fund’s investment adviser, as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Notes to Financial Statements
20

Notes to Financial Statements (unaudited) (continued)
• Fixed-income investments and certain derivative instruments for which market quotations are readily available are generally valued using the last available bid price (including evaluated prices) provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots of securities in certain asset classes may trade at lower prices than institutional round lots, and the value ultimately realized when the securities are sold could differ from the prices used by a fund. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless BFA determines such method does not represent fair value.
• Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
• Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).  The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair  Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level  2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.
For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are
21
2026 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.
Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.
TBA Commitments: TBA commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, a fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date, if there are expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.
To mitigate counterparty risk, a fund enters into a two-way collateral agreement for TBA transactions with certain counterparties. Under such agreement, the “in-the-money” party of a TBA transaction may at any time require the other party to pledge collateral assets (in the form of cash or securities) to offset any loss the in-the-money party would incur upon cancellation of the TBA transaction. A party is in-the-money if they are the buyer and the market value of the TBA transaction increases or if they are the seller and the market value of the TBA transaction decreases. Cash collateral received from the counterparty may be reinvested in money market funds, including those managed by the Fund’s investment adviser, or its affiliates. Such collateral, if any, is noted in the Schedule of Investments and the obligation to return the collateral is presented as a liability in the Statement of Assets and Liabilities. Securities pledged as collateral by a fund, if any, are noted in the Schedule of Investments.
Mortgage Dollar Roll Transactions: The Fund may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and a fund realizes gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.
Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions.  The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. Government.  The initial collateral received by the Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities.  The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day.  During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in the Fund’s Schedule of Investments.  The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statement of Assets and Liabilities.
Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
Notes to Financial Statements
22

Notes to Financial Statements (unaudited) (continued)
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
Systematic Bond
Barclays Bank PLC	$9,857,041	$(9,857,041)	$—	$—
Barclays Capital, Inc.	779,803	(779,803)	—	—
BNP Paribas SA	2,234,512	(2,234,512)	—	—
BofA Securities, Inc.	2,078,055	(2,078,055)	—	—
Citadel Clearing LLC	607,236	(607,236)	—	—
Citigroup Global Markets, Inc.	2,216,111	(2,216,111)	—	—
Deutsche Bank Securities, Inc.	9,716,277	(9,716,277)	—	—
Goldman Sachs & Co. LLC	3,510,861	(3,510,861)	—	—
J.P. Morgan Securities LLC	28,559,310	(28,559,310)	—	—
Jefferies LLC	897,149	(897,149)	—	—
Morgan Stanley & Co LLC	558,917	(558,917)	—	—
National Bank Financial Inc.	248,419	(248,419)	—	—
Nomura Securities International, Inc.	133,552	(133,552)	—	—
RBC Capital Markets LLC	3,860,910	(3,860,910)	—	—
Scotia Capital (USA), Inc.	1,440,324	(1,440,324)	—	—
Scotia Capital Inc	1,015,708	(1,015,708)	—	—
State Street Bank & Trust Co.	261,678	(261,678)	—	—
TD Securities (USA) LLC – Cowen	23,470,869	(23,470,869)	—	—
Wells Fargo Bank N.A.	325,559	(325,559)	—	—
Wells Fargo Securities LLC	2,218,777	(2,218,777)	—	—
	$93,991,068	$(93,991,068)	$—	$—

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund’s
Statements of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.'s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.
5. DERIVATIVE FINANCIAL INSTRUMENTS
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statement of  Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of the Fund’s assets.  BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Fund, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to the Fund, BFA is entitled to an annual investment advisory fee of 0.25%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund.
23
2026 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses, if any, is a fund’s total annual operating expenses. Total expenses as shown in the Statement of Operations does not include acquired fund fees and expenses.
BFA has contractually agreed to waive a portion of its investment advisory fees for the Fund through February 28, 2029 in an amount equal to the acquired fund fees and expenses, if any, attributable to the Fund’s investments in other registered investment companies advised by BFA or its affiliates.
This amount is included in investment advisory fees waived in the Statement of Operations. For the six months ended April 30, 2026, the amounts waived in investment advisory fees pursuant to this arrangement were as follows:
iShares ETF	Amounts Waived
Systematic Bond	$28,573
Distributor: BlackRock Investments, LLC ("BRIL"), an affiliate of BFA, is the distributor for the Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Fund.
ETF Servicing Fees: The Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Fund does not pay BRIL for ETF Services.
Securities Lending: The U.S. Securities and Exchange Commission ("SEC") has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. ("BTC"), an affiliate of BFA, to serve as securities lending agent for the Fund, subject to applicable conditions.  As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. The Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, the Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares ETF Complex in that calendar year exceeds a specified threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by the Fund is shown as securities lending income – affiliated – net in its Statement of Operations. For the six months ended April 30, 2026, the Fund paid BTC $25,349 for securities lending agent services.
Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.
Other Transactions: The Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate.  The income earned on these temporary cash investments is shown as dividends – affiliated in the Statement of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
Notes to Financial Statements
24

Notes to Financial Statements (unaudited) (continued)
7. PURCHASES AND SALES
For the six months ended April 30, 2026, purchases and sales of investments, including mortgage dollar rolls and excluding short-term securities and in-kind transactions, were as follows:
	U.S. Government Securities		Other Securities
iShares ETF	Purchases	Sales	Purchases	Sales
Systematic Bond	$885,794,644	$777,475,202	$226,230,022	$227,875,145
For the six months ended April 30, 2026, in-kind transactions were as follows:
iShares ETF	In-kind Purchases	In-kind Sales
Systematic Bond	$883,600,156	$58,850,233
8. INCOME TAX INFORMATION
The Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes.  It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Fund as of April 30, 2026, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Fund’s NAV.
As of October 31, 2025, the Fund had non-expiring capital loss carryforwards of $13,165,973 available to offset future realized capital gains.
As of April 30, 2026, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Systematic Bond	$1,202,126,271	$2,019,301	$(11,622,872)	$(9,603,571)
9. PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations.  Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve the Fund’s investment objective. The Fund is not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Market Risk: The Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Fund to reinvest in lower yielding securities. The Fund may also be exposed to reinvestment risk, which is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Fund portfolio’s current earnings rate.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and
25
2026 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.
The Fund invests a significant portion of its assets in fixed-income securities and/or uses derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Fund may be subject to a greater risk of rising interest rates during a period of historically low interest rates. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Fund’s performance.
The Fund invests a significant portion of its assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-backed securities. When a fund concentrates its investments in this manner, it assumes a greater risk of prepayment or payment extension by securities issuers. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions. Investment percentages in these securities are presented in the Schedule of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
10. CAPITAL SHARE TRANSACTIONS
Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of the Fund are not redeemable.
Transactions in capital shares were as follows:
	Six Months Ended 04/30/26		Year Ended 10/31/25
iShares ETF	Shares	Amount	Shares	Amount
Systematic Bond
Shares sold	11,450,000	$1,024,994,289	250,000	$22,036,173
Shares redeemed	(800,000)	(71,567,753)	(200,000)	(17,905,230)
	10,650,000	$953,426,536	50,000	$4,130,943
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash.  Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars.  Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash.  Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
Notes to Financial Statements
26

Notes to Financial Statements (unaudited) (continued)
To the extent applicable, to facilitate the timely settlement of orders for the Fund using a clearing facility outside of the continuous net settlement process, the Fund, at its sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, the Fund’s custodian, and the Fund. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the Fund may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statement of Assets and Liabilities.
11. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
27
2026 iShares Semi-Annual Financial Statements and Additional Information

Additional Information
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
 • Go to icsdelivery.com.
 • If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Fund, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Fund from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com.
Additional Information
28

Glossary of Terms Used in these Financial Statements

Portfolio Abbreviation
CME	Chicago Mercantile Exchange
CMT	Constant Maturity Treasury
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To-Be-Announced
29
2026 iShares Semi-Annual Financial Statements and Additional Information

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This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
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April 30, 2026

2026 Semi-Annual Financial Statements and Additional Information (Unaudited)

iShares Trust
• iShares 0-5 Year High Yield Corporate Bond ETF | SHYG | NYSE Arca
• iShares Broad USD High Yield Corporate Bond ETF | USHY | Cboe BZX Exchange
• iShares ESG Advanced High Yield Corporate Bond ETF | HYXF | NASDAQ
• iShares Euro Investment Grade Corporate Bond USD Hedged ETF | EUIG | Cboe BZX Exchange
• iShares Fallen Angels USD Bond ETF | FALN | NASDAQ

2

Schedule of Investments (unaudited)
April 30, 2026
iShares® 0-5 Year High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Advertising — 1.4%
Advantage Sales & Marketing, Inc., 9.00%, 11/15/30(a)(b)	$4,929	$3,952,587
Clear Channel Outdoor Holdings, Inc.
7.13%, 02/15/31(a)	6,100	6,342,237
7.50%, 06/01/29(a)(b)	9,555	9,567,027
7.75%, 04/15/28(a)	8,230	8,289,256
7.88%, 04/01/30(a)	8,105	8,427,672
CMG Media Corp., 8.88%, 06/18/29(a)	4,735	4,210,843
Lamar Media Corp.
3.63%, 01/15/31(b)	4,725	4,428,027
3.75%, 02/15/28	5,240	5,133,834
4.00%, 02/15/30	4,830	4,631,767
4.88%, 01/15/29	3,345	3,323,344
Neptune Bidco U.S., Inc., 9.29%, 04/15/29(a)	23,376	23,664,577
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.25%, 01/15/29(a)(b)	4,437	4,328,098
4.63%, 03/15/30(a)(b)	4,385	4,255,913
5.00%, 08/15/27(a)	5,798	5,787,847
7.38%, 02/15/31(a)	75	78,447
Stagwell Global LLC, 5.63%, 08/15/29(a)	9,807	9,326,892
		105,748,368
Aerospace & Defense — 1.3%
AAR Escrow Issuer LLC, 6.75%, 03/15/29(a)	6,100	6,265,361
ATI, Inc.
5.88%, 12/01/27	2,530	2,530,157
7.25%, 08/15/30(b)	2,800	2,914,106
Bombardier, Inc.
7.50%, 02/01/29(a)	6,620	6,874,168
8.75%, 11/15/30(a)	5,250	5,575,589
Incora Top Holdco LLC, 6.00%, 01/31/33(c)(d)(e)	2,897	716,317
TransDigm, Inc.
4.63%, 01/15/29	10,540	10,388,611
4.88%, 05/01/29(b)	6,495	6,410,992
6.38%, 03/01/29(a)	24,540	25,043,070
6.75%, 08/15/28(a)	18,220	18,477,069
6.88%, 12/15/30(a)	11,890	12,260,454
		97,455,894
Agriculture — 0.2%
Darling Ingredients, Inc.
5.25%, 04/15/27(a)(b)	4,880	4,881,388
6.00%, 06/15/30(a)(b)	8,915	8,975,600
		13,856,988
Airlines — 1.1%
Air Canada, 3.88%, 08/15/26(a)	9,447	9,416,039
Allegiant Travel Co., 7.25%, 08/15/27(a)(b)	3,899	3,910,743
American Airlines, Inc., 7.25%, 02/15/28(a)(b)	6,390	6,471,115
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/29(a)(b)	26,510	26,509,791
OneSky Flight LLC, 8.88%, 12/15/29(a)	5,010	5,296,155
United Airlines Holdings, Inc.
4.88%, 03/01/29(b)	3,960	3,909,244
5.38%, 03/01/31(b)	8,445	8,324,518
VistaJet Malta Finance PLC/Vista Management Holding, Inc.
6.38%, 02/01/30(a)(b)	9,000	8,399,076
7.88%, 05/01/27(a)(b)	4,131	4,130,810
Security	Par (000)	Value
Airlines (continued)
9.50%, 06/01/28(a)(b)	$4,650	$4,701,322
		81,068,813
Apparel — 0.5%
Crocs, Inc., 4.25%, 03/15/29(a)(b)	3,127	3,030,472
Kontoor Brands, Inc., 4.13%, 11/15/29(a)	3,517	3,348,572
Levi Strauss & Co., 3.50%, 03/01/31(a)(b)	3,882	3,576,569
Under Armour, Inc.
3.25%, 06/15/26(b)	4,418	4,406,173
7.25%, 07/15/30(a)(b)	3,730	3,798,530
VF Corp.
2.80%, 04/23/27(b)	4,915	4,807,358
2.95%, 04/23/30(b)	6,915	6,274,567
William Carter Co. (The), 7.38%, 02/15/31(a)(b)	4,675	4,808,769
Wolverine World Wide, Inc., 4.00%, 08/15/29(a)(b)	5,162	4,823,405
		38,874,415
Auto Manufacturers — 1.9%
Allison Transmission, Inc.
3.75%, 01/30/31(a)	8,025	7,539,969
4.75%, 10/01/27(a)	3,240	3,230,068
5.88%, 06/01/29(a)(b)	4,265	4,303,909
Aston Martin Capital Holdings Ltd., 10.00%, 03/31/29(a)	9,295	7,390,640
Jaguar Land Rover Automotive PLC
4.50%, 10/01/27(a)	4,015	3,955,310
5.50%, 07/15/29(a)(b)	3,875	3,822,439
5.88%, 01/15/28(a)(b)	4,165	4,156,906
New Flyer Holdings, Inc., 9.25%, 07/01/30(a)	5,835	6,277,578
Nissan Motor Acceptance Co. LLC
1.85%, 09/16/26(a)	8,600	8,486,545
2.45%, 09/15/28(a)(b)	3,575	3,311,941
2.75%, 03/09/28(a)	5,505	5,213,325
5.30%, 09/13/27(a)(b)	3,670	3,668,047
5.63%, 09/29/28(a)	6,800	6,767,790
6.13%, 09/30/30(a)	11,130	10,964,858
7.05%, 09/15/28(a)	6,325	6,477,873
Nissan Motor Co. Ltd.
4.35%, 09/17/27(a)	22,055	21,757,902
4.81%, 09/17/30(a)(b)	21,915	20,489,659
7.50%, 07/17/30(a)	8,980	9,275,759
PM General Purchaser LLC, 9.50%, 10/01/28(a)	5,425	5,093,451
Wabash National Corp., 4.50%, 10/15/28(a)(b)	3,617	3,191,098
		145,375,067
Auto Parts & Equipment — 1.8%
Adient Global Holdings Ltd., 7.00%, 04/15/28(a)	4,470	4,547,205
American Axle & Manufacturing, Inc., 5.00%, 10/01/29(b)	5,225	5,062,502
Clarios Global LP/Clarios U.S. Finance Co.
6.75%, 05/15/28(a)	7,090	7,207,984
6.75%, 02/15/30(a)(b)	9,355	9,667,666
Cooper-Standard Automotive, Inc., 9.25%, 03/01/31(a)(b)	9,545	9,223,219
Cyprium Corp./Cyprium Holdings Luxembourg SARL, 6.13%, 04/15/31(a)	5,910	5,964,224
Dexko Global, Inc., 7.50%, 04/15/32(a)	6,285	5,627,548
Forvia SE, 8.00%, 06/15/30(a)(b)	4,865	5,123,881
Goodyear Tire & Rubber Co.(The)
4.88%, 03/15/27(b)	6,337	6,295,780
5.00%, 07/15/29(b)	7,682	7,354,086
5.25%, 04/30/31(b)	2,750	2,503,198
6.63%, 07/15/30(b)	4,510	4,466,041
3
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® 0-5 Year High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Auto Parts & Equipment (continued)
IHO Verwaltungs GmbH
6.38%, 05/15/29, (6.38% Cash or 7.13% PIK)(a)(f)	$3,625	$3,637,715
7.75%, 11/15/30, (7.75% Cash or 8.50% PIK)(a)(f)	3,710	3,813,665
Phinia, Inc., 6.75%, 04/15/29(a)	4,680	4,797,482
Tenneco, Inc., 8.00%, 11/17/28(a)	17,502	17,684,497
Titan International, Inc., 7.00%, 04/30/28(b)	3,270	3,269,760
ZF North America Capital, Inc.
6.75%, 04/23/30(a)	7,295	7,202,706
6.88%, 04/14/28(a)	5,550	5,671,971
7.13%, 04/14/30(a)(b)	5,370	5,383,908
7.50%, 03/24/31(a)	10,225	10,238,599
		134,743,637
Banks — 0.2%
Armor Holdco, Inc., 8.50%, 11/15/29(a)(b)	2,895	2,868,109
Freedom Mortgage Corp.
6.63%, 01/15/27(a)	4,608	4,608,960
12.25%, 10/01/30(a)	4,000	4,341,838
Popular, Inc., 7.25%, 03/13/28	2,815	2,915,806
		14,734,713
Beverages — 0.2%
Primo Water Holdings, Inc./Triton Water Holdings, Inc.
4.38%, 04/30/29(a)	6,928	6,754,862
6.25%, 04/01/29(a)	6,125	6,132,803
		12,887,665
Biotechnology — 0.1%
Emergent BioSolutions, Inc., 3.88%, 08/15/28(a)	4,240	3,771,561
Building Materials — 1.2%
Boise Cascade Co., 4.88%, 07/01/30(a)(b)	3,490	3,435,265
Builders FirstSource, Inc., 5.00%, 03/01/30(a)	4,985	4,873,972
CP Atlas Buyer, Inc.
9.75%, 07/15/30(a)(b)	4,085	3,795,271
12.75%, 01/15/31, (7.00% Cash and 5.75% PIK)(a)(f)	3,986	2,950,606
EMRLD Borrower LP/Emerald Co-Issuer, Inc., 6.63%, 12/15/30(a)	17,170	17,573,960
Griffon Corp., 5.75%, 03/01/28	7,950	7,925,285
James Hardie International Finance DAC, 5.00%, 01/15/28(a)	2,075	2,063,358
Jeld-Wen, Inc., 4.88%, 12/15/27(a)	3,325	2,474,631
MIWD Holdco II LLC/MIWD Finance Corp., 5.50%, 02/01/30(a)(b)	4,300	3,967,230
New Enterprise Stone & Lime Co., Inc., 5.25%, 07/15/28(a)	4,880	4,845,090
Smyrna Ready Mix Concrete LLC, 6.00%, 11/01/28(a)	9,417	9,409,285
Standard Industries, Inc./New York
3.38%, 01/15/31(a)	9,550	8,661,171
4.38%, 07/15/30(a)	14,065	13,403,242
4.75%, 01/15/28(a)(b)	9,150	9,093,396
		94,471,762
Chemicals — 2.9%
Axalta Coating Systems LLC, 3.38%, 02/15/29(a)	6,537	6,218,706
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV, 4.75%, 06/15/27(a)	4,476	4,451,609
Security	Par (000)	Value
Chemicals (continued)
Celanese U.S. Holdings LLC
1.40%, 08/05/26	$3,300	$3,264,122
6.50%, 04/15/30(b)	6,440	6,590,148
6.85%, 11/15/28	6,251	6,529,384
7.00%, 02/15/31(b)	4,015	4,173,585
7.05%, 11/15/30	9,345	10,037,569
7.33%, 07/15/29(b)	7,095	7,435,502
Chemours Co.(The)
4.63%, 11/15/29(a)(b)	5,557	5,320,939
5.75%, 11/15/28(a)(b)	5,444	5,436,452
CVR Partners LP/CVR Nitrogen Finance Corp., 6.13%, 06/15/28(a)	4,571	4,563,545
Element Solutions, Inc., 3.88%, 09/01/28(a)	7,315	7,115,572
FMC Corp.
3.20%, 10/01/26(b)	200	198,755
3.45%, 10/01/29(b)	4,655	4,181,882
Herens Holdco SARL, 4.75%, 05/15/28(a)(b)	2,950	2,609,623
Huntsman International LLC, 4.50%, 05/01/29(b)	6,850	6,556,169
INEOS Finance PLC
6.75%, 05/15/28(a)	3,840	3,865,082
7.50%, 04/15/29(a)(b)	6,455	6,380,715
INEOS Quattro Finance 2 PLC, 9.63%, 03/15/29(a)(b)	3,440	3,325,027
Ingevity Corp., 3.88%, 11/01/28(a)(b)	5,060	4,876,527
Innophos Holdings, Inc., 11.50%, 06/15/29(a)(b)	3,981	3,682,724
Mativ Holdings, Inc., 8.00%, 10/01/29(a)(b)	3,515	3,392,326
Methanex Corp.
5.13%, 10/15/27(b)	6,096	6,093,964
5.25%, 12/15/29(b)	6,323	6,303,544
Minerals Technologies, Inc., 5.00%, 07/01/28(a)(b)	3,287	3,267,800
NOVA Chemicals Corp.
4.25%, 05/15/29(a)	4,960	4,844,060
5.25%, 06/01/27(a)	9,375	9,359,930
8.50%, 11/15/28(a)	3,160	3,281,798
9.00%, 02/15/30(a)	5,005	5,281,947
Nufarm Australia Ltd./Nufarm Americas, Inc., 5.00%, 01/27/30(a)	3,127	2,867,905
Olin Corp.
5.00%, 02/01/30(b)	4,770	4,613,847
5.63%, 08/01/29(b)	5,745	5,696,805
Olympus Water U.S. Holding Corp.
4.25%, 10/01/28(a)	7,250	7,045,068
6.25%, 10/01/29(a)(b)	3,640	3,548,383
Rain Carbon, Inc., 12.25%, 09/01/29(a)	3,790	3,992,841
SCIH Salt Holdings, Inc.
4.88%, 05/01/28(a)	9,705	9,599,013
6.63%, 05/01/29(a)(b)	6,152	6,110,415
SK Invictus Intermediate II SARL, 5.00%, 10/30/29(a)	6,105	6,008,520
Tronox, Inc.
4.63%, 03/15/29(a)(b)	9,395	7,850,926
9.13%, 09/30/30(a)(b)	3,520	3,576,254
WR Grace Holdings LLC
5.63%, 08/15/29(a)(b)	10,592	10,073,990
7.38%, 03/01/31(a)(b)	2,090	2,112,495
		221,735,468
Coal — 0.1%
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp., 8.63%, 06/15/29(a)	3,417	3,563,586
Coronado Finance Pty Ltd., 9.25%, 10/01/29(a)	3,560	3,232,520
Schedule of Investments
4

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® 0-5 Year High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Coal (continued)
SunCoke Energy, Inc., 4.88%, 06/30/29(a)(b)	$4,552	$4,201,332
		10,997,438
Commercial Services — 5.3%
ADT Security Corp. (The), 4.13%, 08/01/29(a)(b)	9,292	8,935,439
Albion Financing 1 SARL/Aggreko Holdings, Inc., 7.00%, 05/21/30(a)	12,535	12,944,323
Allied Universal Holdco LLC, 7.88%, 02/15/31(a)(b)	5,535	5,800,662
Allied Universal Holdco LLC/Allied Universal Finance Corp.
6.00%, 06/01/29(a)(b)	8,510	8,440,616
6.88%, 06/15/30(a)	9,555	9,837,812
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL, 4.63%, 06/01/28(a)	17,798	17,523,973
Alta Equipment Group, Inc., 9.00%, 06/01/29(a)(b)	4,295	4,113,826
AMN Healthcare, Inc.
4.00%, 04/15/29(a)(b)	3,175	3,037,733
6.50%, 01/15/31(a)(b)	3,745	3,729,047
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
4.75%, 04/01/28(a)	4,982	4,865,981
5.38%, 03/01/29(a)	5,542	5,383,626
8.00%, 02/15/31(a)	500	504,641
8.25%, 01/15/30(a)(b)	6,582	6,762,897
Belron U.K. Finance PLC, 5.75%, 10/15/29(a)	10,485	10,583,184
Block, Inc.
2.75%, 06/01/26(b)	7,095	7,073,880
5.63%, 08/15/30(a)(b)	11,005	11,007,809
Brink's Co.(The)
4.63%, 10/15/27(a)	4,582	4,558,909
6.50%, 06/15/29(a)	3,629	3,705,990
Carriage Services, Inc., 4.25%, 05/15/29(a)	3,752	3,631,989
Champions Financing, Inc., 8.75%, 02/15/29(a)(b)	5,430	5,270,376
Clarivate Science Holdings Corp.
3.88%, 07/01/28(a)	8,579	8,281,030
4.88%, 07/01/29(a)(b)	8,185	7,413,957
CoreCivic, Inc., 8.25%, 04/15/29	3,930	4,096,131
Dcli Bidco LLC, 7.75%, 11/15/29(a)	4,287	4,400,532
Deluxe Corp.
8.00%, 06/01/29(a)	4,275	4,315,904
8.13%, 09/15/29(a)	3,095	3,232,350
EquipmentShare.com, Inc., 9.00%, 05/15/28(a)	9,375	9,721,730
Garda World Security Corp.
6.00%, 06/01/29(a)(b)	4,662	4,566,565
6.50%, 01/15/31(a)	5,285	5,393,855
7.75%, 02/15/28(a)(b)	3,710	3,771,613
GEO Group, Inc.(The)
8.63%, 04/15/29	5,367	5,584,888
10.25%, 04/15/31	4,500	4,825,707
Grand Canyon University, 5.13%, 10/01/28(b)	3,390	3,359,480
Herc Holdings, Inc.
5.75%, 03/15/31(a)	4,535	4,543,442
6.63%, 06/15/29(a)(b)	7,292	7,460,427
7.00%, 06/15/30(a)	14,980	15,579,628
Hertz Corp.(The)
4.63%, 12/01/26(a)(b)	1,295	1,251,342
12.63%, 07/15/29(a)(b)	10,675	10,059,826
Korn Ferry, 4.63%, 12/15/27(a)	3,072	3,044,982
Mavis Tire Express Services Topco Corp., 6.50%, 05/15/29(a)	6,541	6,514,452
NESCO Holdings II, Inc., 5.50%, 04/15/29(a)(b)	7,967	7,919,759
Security	Par (000)	Value
Commercial Services (continued)
Prime Security Services Borrower LLC/Prime Finance, Inc., 3.38%, 08/31/27(a)	$9,103	$8,915,711
PROG Holdings, Inc., 6.00%, 11/15/29(a)	5,267	5,142,444
RR Donnelley & Sons Co.
9.50%, 08/01/29(a)	9,369	9,639,446
10.88%, 08/01/29(a)	4,315	4,433,231
RRD Intermediate Holdings, Inc., 11.00%, 12/01/30, (11.00% Cash or 12.00% PIK)(a)(f)	2,705	2,759,100
Service Corp. International/U.S.
3.38%, 08/15/30	7,475	6,946,204
4.63%, 12/15/27	4,217	4,180,027
5.13%, 06/01/29(b)	6,797	6,786,725
Sotheby's, 8.25%, 04/15/31(a)	4,270	4,148,956
StoneMor, Inc., 8.50%, 05/15/29(a)(b)	3,105	3,061,265
Synergy Infrastructure Holdings LLC, 7.88%, 12/01/30(a)	4,465	4,690,295
TriNet Group, Inc., 3.50%, 03/01/29(a)	4,622	4,296,824
United Rentals North America, Inc.
3.88%, 11/15/27	5,810	5,715,518
3.88%, 02/15/31	5,100	4,828,657
4.00%, 07/15/30(b)	6,950	6,664,923
4.88%, 01/15/28	13,661	13,634,726
5.25%, 01/15/30(b)	6,090	6,104,688
Upbound Group, Inc., 6.38%, 02/15/29(a)(b)	4,092	4,041,259
Veritiv Operating Co., 10.50%, 11/30/30(a)	8,785	9,248,956
VM Consolidated, Inc., 5.50%, 04/15/29(a)	3,090	3,009,150
VT Topco, Inc., 8.50%, 08/15/30(a)(b)	4,195	4,271,758
Williams Scotsman, Inc.
4.63%, 08/15/28(a)	4,335	4,290,317
6.63%, 06/15/29(a)(b)	4,415	4,527,557
6.63%, 04/15/30(a)	4,380	4,504,280
		398,892,330
Computers — 1.2%
Ahead DB Holdings LLC, 6.63%, 05/01/28(a)	2,417	2,398,741
Conduent Business Services LLC/Conduent State & Local Solutions, Inc., 6.00%, 11/01/29(a)(b)	4,287	3,060,690
Crowdstrike Holdings, Inc., 3.00%, 02/15/29(b)	5,977	5,694,996
Diebold Nixdorf, Inc., 7.75%, 03/31/30(a)	8,060	8,471,141
Everforth, Inc., 4.63%, 05/15/28(a)(b)	4,974	4,643,779
McAfee Corp., 7.38%, 02/15/30(a)(b)	17,180	13,907,444
NCR Atleos Corp., 9.50%, 04/01/29(a)	11,242	11,961,488
NCR Voyix Corp.
5.00%, 10/01/28(a)	5,780	5,658,771
5.13%, 04/15/29(a)	3,706	3,601,304
Pitney Bowes, Inc.
6.88%, 03/15/27(a)	2,861	2,863,287
7.25%, 03/15/29(a)(b)	3,340	3,364,221
Science Applications International Corp., 4.88%, 04/01/28(a)(b)	3,135	3,102,791
Seagate Data Storage Technology Pte. Ltd.
4.09%, 06/01/29(a)(b)	3,617	3,526,885
5.88%, 07/15/30(a)	3,375	3,444,626
8.25%, 12/15/29(a)(b)	4,020	4,189,724
Unisys Corp., 10.63%, 01/15/31(a)(b)	5,650	4,912,392
Virtusa Corp., 7.13%, 12/15/28(a)(b)	2,837	2,342,298
		87,144,578
Cosmetics & Personal Care — 0.4%
Edgewell Personal Care Co.
4.13%, 04/01/29(a)(b)	4,665	4,455,967
5.50%, 06/01/28(a)	6,889	6,871,706
5
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® 0-5 Year High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Cosmetics & Personal Care (continued)
P&L Development LLC/PLD Finance Corp., 12.00%, 05/15/29, (9.00% Cash and 3.00% PIK)(a)(f)	$2,784	$2,756,060
Perrigo Finance Unlimited Co., 5.15%, 06/15/30	6,580	6,223,888
Prestige Brands, Inc.
3.75%, 04/01/31(a)	3,500	3,232,414
5.13%, 01/15/28(a)	3,135	3,128,565
		26,668,600
Distribution & Wholesale — 0.4%
American Builders & Contractors Supply Co., Inc.
3.88%, 11/15/29(a)(b)	3,195	3,044,616
4.00%, 01/15/28(a)	5,712	5,639,697
Dealer Tire LLC/DT Issuer LLC, 8.00%, 02/01/28(a)	4,190	4,163,735
Gates Corp./DE, 6.88%, 07/01/29(a)	4,345	4,469,376
RB Global Holdings, Inc., 6.75%, 03/15/28(a)	5,000	5,070,029
Velocity Vehicle Group LLC, 8.00%, 06/01/29(a)(b)	4,320	4,266,216
Windsor Holdings III LLC, 8.50%, 06/15/30(a)(b)	6,060	6,324,258
		32,977,927
Diversified Financial Services — 5.6%
Aretec Group, Inc.
7.50%, 04/01/29(a)(b)	3,352	3,359,447
10.00%, 08/15/30(a)	4,480	4,738,505
Atlanticus Holdings Corp., 9.75%, 09/01/30(a)(b)	3,525	3,491,654
Azorra Finance Ltd.
7.25%, 01/15/31(a)	4,405	4,505,823
7.75%, 04/15/30(a)	4,655	4,822,352
Burford Capital Global Finance LLC
6.25%, 04/15/28(a)(b)	3,460	3,371,727
6.88%, 04/15/30(a)(b)	3,180	2,950,927
Cobra AcquisitionCo LLC, 6.38%, 11/01/29(a)	3,520	3,064,307
Coinbase Global, Inc., 3.38%, 10/01/28(a)(b)	8,810	8,440,467
Credit Acceptance Corp.
6.63%, 03/15/30(a)(b)	4,465	4,445,411
9.25%, 12/15/28(a)	4,890	5,100,304
CrossCountry Intermediate HoldCo LLC, 6.50%, 10/01/30(a)	8,010	7,862,743
Encore Capital Group, Inc.
6.63%, 04/15/31(a)	3,750	3,793,758
8.50%, 05/15/30(a)(b)	4,590	4,891,471
9.25%, 04/01/29(a)(b)	4,850	5,076,535
Enova International, Inc.
9.13%, 08/01/29(a)	4,552	4,770,551
11.25%, 12/15/28(a)(b)	2,965	3,131,437
Freedom Mortgage Holdings LLC, 9.25%, 02/01/29(a)	9,687	10,035,254
GGAM Finance Ltd.
5.88%, 03/15/30(a)	3,240	3,263,574
6.88%, 04/15/29(a)	3,042	3,113,767
8.00%, 02/15/27(a)	6,490	6,546,974
8.00%, 06/15/28(a)	4,777	4,974,762
Global Aircraft Leasing Co. Ltd., 8.75%, 09/01/27(a)	9,802	9,953,529
goeasy Ltd.
6.88%, 02/15/31(a)(b)	3,825	3,173,159
7.38%, 10/01/30(a)(b)	3,385	2,869,069
7.63%, 07/01/29(a)(b)	5,550	4,974,456
9.25%, 12/01/28(a)(b)	5,165	4,892,976
Series 144*, 6.88%, 05/15/30(a)(b)	3,440	2,907,933
GPS Hospitality Holding Co. LLC/GPS Finco, Inc., 7.00%, 08/15/28(a)(c)(e)	2,749	1,352,164
Security	Par (000)	Value
Diversified Financial Services (continued)
Hightower Holding LLC, 9.13%, 01/31/30(a)(b)	$3,395	$3,520,581
Jane Street Group/JSG Finance, Inc.
4.50%, 11/15/29(a)	4,765	4,633,916
7.13%, 04/30/31(a)	4,725	4,884,469
Jefferies Finance LLC/JFIN Co-Issuer Corp., 5.00%, 08/15/28(a)	9,175	8,795,534
Jefferson Capital Holdings LLC
8.25%, 05/15/30(a)(b)	4,390	4,586,019
9.50%, 02/15/29(a)	3,685	3,870,127
LD Holdings Group LLC, 6.13%, 04/01/28(a)(b)	4,345	3,754,836
LFS Topco LLC, 8.75%, 07/15/30(a)(b)	3,485	3,350,854
Navient Corp.
4.88%, 03/15/28	4,765	4,651,491
5.00%, 03/15/27	6,589	6,532,499
5.50%, 03/15/29(b)	6,335	6,069,880
6.75%, 06/15/26	3,542	3,547,611
9.38%, 07/25/30(b)	4,380	4,543,634
11.50%, 03/15/31(b)	3,770	4,045,343
OneMain Finance Corp.
3.50%, 01/15/27(b)	6,727	6,635,785
3.88%, 09/15/28	5,365	5,185,618
4.00%, 09/15/30(b)	7,480	6,886,946
5.38%, 11/15/29(b)	6,625	6,514,445
6.13%, 05/15/30	6,590	6,568,741
6.63%, 01/15/28	7,482	7,585,680
6.63%, 05/15/29	7,920	8,047,718
7.88%, 03/15/30	6,135	6,390,966
Oxford Finance LLC/Oxford Finance Co-Issuer II, Inc.
6.38%, 02/01/27(a)(b)	2,863	2,862,732
7.75%, 05/15/31(a)	3,105	3,093,356
PennyMac Financial Services, Inc.
4.25%, 02/15/29(a)	5,855	5,594,145
7.13%, 11/15/30(a)	5,770	5,840,311
7.88%, 12/15/29(a)	6,630	6,880,334
PHH Escrow Issuer LLC/PHH Corp., 9.88%, 11/01/29(a)	5,235	5,266,060
Phoenix Aviation Capital Ltd., 9.25%, 07/15/30(a)	5,530	5,637,854
Planet Financial Group LLC, 10.50%, 12/15/29(a)	5,440	5,283,801
PRA Group, Inc.
5.00%, 10/01/29(a)(b)	3,025	2,873,402
8.38%, 02/01/28(a)(b)	3,605	3,655,527
8.88%, 01/31/30(a)(b)	4,947	5,115,986
Provident Funding Associates LP/PFG Finance Corp., 9.75%, 09/15/29(a)	4,760	4,948,631
Rfna LP, 7.88%, 02/15/30(a)(b)	4,260	4,205,667
Rocket Companies, Inc.
6.13%, 08/01/30(a)	18,055	18,315,702
6.50%, 08/01/29(a)(b)	6,870	7,001,256
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.
2.88%, 10/15/26(a)(b)	9,603	9,512,146
3.63%, 03/01/29(a)	7,055	6,758,372
3.88%, 03/01/31(a)	10,210	9,464,721
SLM Corp.
3.13%, 11/02/26	3,369	3,328,063
6.50%, 01/31/30	4,450	4,482,377
Stonebriar ABF Issuer LLC, 8.13%, 12/15/30(a)	6,640	6,966,735
StoneX Group, Inc., 7.88%, 03/01/31(a)	4,455	4,691,180
TrueNoord Capital DAC, 8.75%, 03/01/30(a)(b)	3,240	3,307,748
Schedule of Investments
6

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® 0-5 Year High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
United Wholesale Mortgage LLC
5.50%, 04/15/29(a)(b)	$6,360	$6,063,327
5.75%, 06/15/27(a)	4,101	4,083,681
UWM Holdings LLC
6.25%, 03/15/31(a)(b)	8,110	7,519,173
6.63%, 02/01/30(a)	7,405	7,112,997
Velocity Commercial Capital LLC, 9.38%, 02/15/31(a)(b)	4,025	4,158,221
		420,501,234
Electric — 1.8%
Clearway Energy Operating LLC
3.75%, 02/15/31(a)	7,575	7,085,572
4.75%, 03/15/28(a)	7,255	7,206,194
ContourGlobal Power Holdings SA, 6.75%, 02/28/30(a)	4,500	4,588,395
DPL LLC, 4.35%, 04/15/29	3,552	3,433,406
EnfraGen Energia Sur SA/EnfraGen Spain SA/Prime Energia SpA, 5.38%, 12/30/30(a)(b)	5,600	5,204,018
Leeward Renewable Energy Operations LLC, 4.25%, 07/01/29(a)	3,170	3,025,401
NRG Energy, Inc.
3.38%, 02/15/29(a)	4,712	4,497,327
3.63%, 02/15/31(a)	4,545	4,221,741
5.25%, 06/15/29(a)	7,115	7,087,180
5.75%, 01/15/28(b)	5,802	5,813,488
5.75%, 07/15/29(a)	6,371	6,372,119
Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.50%, 08/15/28(a)(b)	5,990	5,885,645
PG&E Corp.
5.00%, 07/01/28	9,009	8,942,671
5.25%, 07/01/30	8,605	8,511,727
Vistra Operations Co. LLC
4.38%, 05/01/29(a)	6,488	6,375,140
5.00%, 07/31/27(a)	11,443	11,440,957
VoltaGrid LLC, 7.38%, 11/01/30(a)	17,075	17,699,288
XPLR Infrastructure Operating Partners LP
4.50%, 09/15/27(a)(b)	4,245	4,210,470
7.25%, 01/15/29(a)(b)	6,785	7,046,901
8.38%, 01/15/31(a)(b)	6,685	7,136,153
		135,783,793
Electrical Components & Equipment — 0.4%
Energizer Holdings, Inc.
4.38%, 03/31/29(a)(b)	7,360	7,076,081
4.75%, 06/15/28(a)(b)	5,715	5,637,965
WESCO Distribution, Inc.
5.25%, 04/15/31(a)(b)	2,485	2,482,832
6.38%, 03/15/29(a)	7,947	8,121,142
7.25%, 06/15/28(a)	10,440	10,467,379
		33,785,399
Electronics — 0.6%
Coherent Corp., 5.00%, 12/15/29(a)(b)	8,327	8,233,071
Ingram Micro, Inc., 4.75%, 05/15/29(a)	18,330	17,996,905
Sensata Technologies BV
4.00%, 04/15/29(a)(b)	5,778	5,606,855
5.88%, 09/01/30(a)	4,270	4,292,570
Sensata Technologies, Inc.
3.75%, 02/15/31(a)(b)	3,485	3,235,483
4.38%, 02/15/30(a)	3,755	3,639,920
Security	Par (000)	Value
Electronics (continued)
TTM Technologies, Inc., 4.00%, 03/01/29(a)	$4,560	$4,414,838
		47,419,642
Energy - Alternate Sources — 0.2%
TerraForm Power Operating LLC
4.75%, 01/15/30(a)	5,862	5,684,968
5.00%, 01/31/28(a)(b)	6,416	6,355,468
		12,040,436
Engineering & Construction — 0.6%
Arcosa, Inc., 4.38%, 04/15/29(a)	3,560	3,468,830
Artera Services LLC, 8.50%, 02/15/31(a)(b)	4,769	4,093,665
Brand Industrial Services, Inc., 10.38%, 08/01/30(a)(b)	12,720	11,723,770
Dycom Industries, Inc., 4.50%, 04/15/29(a)(b)	4,482	4,374,120
Fluor Corp., 4.25%, 09/15/28(b)	5,332	5,276,284
Global Infrastructure Solutions, Inc., 5.63%, 06/01/29(a)	3,545	3,537,027
TopBuild Corp., 3.63%, 03/15/29(a)	3,602	3,571,908
Tutor Perini Corp., 11.88%, 04/30/29(a)(b)	3,220	3,511,066
Weekley Homes LLC/Weekley Finance Corp., 4.88%, 09/15/28(a)	3,435	3,360,140
		42,916,810
Entertainment — 3.3%
Affinity Interactive, 6.88%, 12/15/27(a)(b)	2,774	1,724,866
Allwyn Entertainment Financing U.K. PLC, 7.88%, 04/30/29(a)(b)	5,948	6,117,780
AMC Entertainment Holdings, Inc., 7.50%, 02/15/29(a)(b)	3,360	2,825,516
Banijay Entertainment SASU, 8.13%, 05/01/29(a)	3,240	3,343,280
Boyne USA, Inc., 4.75%, 05/15/29(a)(b)	6,330	6,181,177
Brightstar Lottery PLC, 5.25%, 01/15/29(a)	6,670	6,640,939
Caesars Entertainment, Inc.
4.63%, 10/15/29(a)(b)	10,982	10,614,012
7.00%, 02/15/30(a)	17,055	17,292,220
Churchill Downs, Inc.
4.75%, 01/15/28(a)	6,410	6,342,237
5.50%, 04/01/27(a)	5,690	5,682,558
5.75%, 04/01/30(a)	10,625	10,606,638
Cinemark USA, Inc., 5.25%, 07/15/28(a)(b)	6,596	6,568,805
Discovery Global Holdings, Inc.
3.76%, 03/15/27(b)	9,875	9,791,303
4.05%, 03/15/29	12,245	11,907,456
Great Canadian Gaming Corp./Raptor LLC, 8.75%, 11/15/29(a)(b)	4,800	4,681,245
Jacobs Entertainment, Inc., 6.75%, 02/15/29(a)	4,643	4,542,220
Light & Wonder International, Inc., 7.25%, 11/15/29(a)	4,560	4,661,457
Live Nation Entertainment, Inc.
3.75%, 01/15/28(a)	4,550	4,465,142
4.75%, 10/15/27(a)(b)	7,357	7,324,865
6.50%, 05/15/27(a)	9,395	9,400,120
Merlin Entertainments Group U.S. Holdings, Inc., 7.38%, 02/15/31(a)(b)	3,700	3,045,402
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.88%, 05/01/29(a)	7,017	6,848,744
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC
8.25%, 04/15/30(a)	6,720	6,987,754
11.88%, 04/15/31(a)	1,949	2,091,277
Motion Bondco DAC, 6.63%, 11/15/27(a)(b)	3,470	3,331,962
7
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® 0-5 Year High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Entertainment (continued)
Muvico LLC, 15.00%, 02/19/29, (9.00% Cash and 6.00% PIK)(a)(b)(f)	$7,785	$8,121,862
Ontario Gaming GTA LP/OTG Co-Issuer, Inc., 8.00%, 08/01/30(a)(b)	3,460	3,416,273
Penn Entertainment, Inc.
4.13%, 07/01/29(a)(b)	3,532	3,352,400
5.63%, 01/15/27(a)(b)	3,536	3,532,385
6.75%, 04/01/31(a)	2,885	2,861,144
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp., 5.63%, 09/01/29(a)	5,000	3,283,438
Resorts World Las Vegas LLC/RWLV Capital, Inc.
4.63%, 04/16/29(a)(b)	9,070	8,133,772
4.63%, 04/06/31(a)(b)	2,500	2,116,200
8.45%, 07/27/30(a)(b)	3,380	3,349,574
Rivers Enterprise Borrower LLC, 6.25%, 10/15/30(a)	5,260	5,354,740
Scientific Games Holdings LP/Scientific Games U.S. FinCo, Inc., 6.63%, 03/01/30(a)(b)	7,220	6,075,449
SeaWorld Parks & Entertainment, Inc., 5.25%, 08/15/29(a)(b)	6,612	6,388,815
Six Flags Entertainment Corp./Canada's Wonderland Co./Magnum Management Corp., 5.25%, 07/15/29(b)	4,667	4,493,516
Speedway Motorsports LLC/Speedway Funding II, Inc., 4.88%, 11/01/27(a)	2,527	2,516,136
Universal Entertainment Corp., 9.88%, 08/01/29(a)	3,345	3,224,812
Vail Resorts, Inc., 5.63%, 07/15/30(a)	4,690	4,666,949
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
5.13%, 10/01/29(a)	7,037	6,975,560
7.13%, 02/15/31(a)	8,025	8,520,544
		249,402,544
Environmental Control — 0.7%
Clean Harbors, Inc., 6.38%, 02/01/31(a)	125	126,982
Enviri Corp., 5.75%, 07/31/27(a)(b)	4,231	4,225,228
GFL Environmental, Inc.
4.00%, 08/01/28(a)(b)	7,040	6,868,867
4.38%, 08/15/29(a)	5,110	4,990,851
4.75%, 06/15/29(a)	6,467	6,390,348
6.75%, 01/15/31(a)	8,625	8,937,823
Madison IAQ LLC
4.13%, 06/30/28(a)	6,516	6,428,425
5.88%, 06/30/29(a)	9,305	9,278,095
Reworld Holding Corp., 4.88%, 12/01/29(a)	6,380	6,097,573
		53,344,192
Food — 1.7%
Albertsons Companies, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
3.50%, 03/15/29(a)	12,422	11,848,041
4.88%, 02/15/30(a)	8,970	8,776,833
5.50%, 03/31/31(a)	5,455	5,420,186
6.50%, 02/15/28(a)	6,910	6,990,582
B&G Foods, Inc.
5.25%, 09/15/27(b)	2,722	2,626,712
8.00%, 09/15/28(a)(b)	7,485	7,403,863
C&S Group Enterprises LLC, 5.00%, 12/15/28(a)	3,722	3,454,079
Chobani LLC/Chobani Finance Corp., Inc.
4.63%, 11/15/28(a)	3,135	3,102,973
7.63%, 07/01/29(a)(b)	4,510	4,652,817
Security	Par (000)	Value
Food (continued)
Fiesta Purchaser, Inc., 7.88%, 03/01/31(a)	$3,440	$3,556,436
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc., 9.00%, 02/15/29(a)	9,315	9,740,301
Lamb Weston Holdings, Inc.
4.13%, 01/31/30(a)	8,820	8,435,008
4.88%, 05/15/28(a)	4,510	4,480,199
Performance Food Group, Inc., 4.25%, 08/01/29(a)	9,225	8,932,205
Post Holdings, Inc., 4.63%, 04/15/30(a)(b)	12,750	12,358,448
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed, 4.63%, 03/01/29(a)	7,935	7,663,502
U.S. Foods, Inc.
4.63%, 06/01/30(a)	4,420	4,323,710
4.75%, 02/15/29(a)	8,200	8,093,718
6.88%, 09/15/28(a)(b)	4,500	4,605,992
United Natural Foods, Inc., 6.75%, 10/15/28(a)(b)	3,098	3,097,192
		129,562,797
Food Service — 0.3%
Aramark Services, Inc., 5.00%, 02/01/28(a)	10,197	10,162,203
TKC Holdings, Inc.
8.50%, 08/15/30(a)	9,325	9,549,744
12.00%, 02/15/31(a)	5,625	5,849,030
		25,560,977
Forest Products & Paper — 0.1%
Domtar Corp., 6.75%, 10/01/28(a)	5,504	4,347,747
Magnera Corp., 4.75%, 11/15/29(a)(b)	4,477	4,100,149
Mercer International, Inc., 12.88%, 10/01/28(a)(b)	3,375	1,692,703
		10,140,599
Gas — 0.2%
AmeriGas Partners LP/AmeriGas Finance Corp.
5.75%, 05/20/27	4,847	4,869,763
9.38%, 06/01/28(a)(b)	4,182	4,285,560
9.50%, 06/01/30(a)	4,965	5,298,652
		14,453,975
Health Care - Products — 1.0%
Avantor Funding, Inc.
3.88%, 11/01/29(a)	7,275	6,908,018
4.63%, 07/15/28(a)	14,255	14,036,831
Bausch & Lomb Corp., 8.38%, 10/01/28(a)	11,760	12,167,999
Embecta Corp., 5.00%, 02/15/30(a)(b)	4,430	4,157,007
Medline Borrower LP
3.88%, 04/01/29(a)	3,175	3,083,245
5.25%, 10/01/29(a)	21,790	21,670,207
Neogen Food Safety Corp., 8.63%, 07/20/30(a)(b)	3,750	3,939,155
Teleflex, Inc.
4.25%, 06/01/28(a)	4,657	4,595,537
4.63%, 11/15/27	3,881	3,863,978
		74,421,977
Health Care - Services — 5.3%
Acadia Healthcare Co., Inc.
5.00%, 04/15/29(a)(b)	4,300	4,208,294
5.50%, 07/01/28(a)	4,280	4,251,199
Centene Corp.
2.45%, 07/15/28(b)	6,000	5,663,263
2.50%, 03/01/31(b)	17,000	14,801,784
3.00%, 10/15/30	15,000	13,499,925
3.38%, 02/15/30	15,000	13,935,345
4.25%, 12/15/27(b)	4,000	3,975,163
4.63%, 12/15/29	7,000	6,821,717
Schedule of Investments
8

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® 0-5 Year High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
Charles River Laboratories International, Inc.
3.75%, 03/15/29(a)	$4,480	$4,277,540
4.00%, 03/15/31(a)	3,200	2,984,267
4.25%, 05/01/28(a)	4,945	4,856,910
CHS/Community Health Systems, Inc.
4.75%, 02/15/31(a)(b)	7,355	6,870,886
5.25%, 05/15/30(a)(b)	13,755	12,997,375
6.00%, 01/15/29(a)	6,270	6,218,680
6.13%, 04/01/30(a)	10,970	9,745,137
6.88%, 04/15/29(a)(b)	11,275	11,094,096
DaVita, Inc.
3.75%, 02/15/31(a)	8,700	8,070,773
4.63%, 06/01/30(a)	25,250	24,434,698
Encompass Health Corp.
4.50%, 02/01/28	6,992	6,936,117
4.63%, 04/01/31	2,250	2,187,984
4.75%, 02/01/30	7,085	6,969,632
Fortrea Holdings, Inc., 7.50%, 07/01/30(a)(b)	4,564	4,443,434
HealthEquity, Inc., 4.50%, 10/01/29(a)(b)	5,040	4,896,635
Heartland Dental LLC/Heartland Dental Finance Corp., 10.50%, 04/30/28(a)	1,020	1,049,860
IQVIA, Inc.
5.00%, 10/15/26(a)(b)	7,781	7,782,203
5.00%, 05/15/27(a)	9,505	9,491,479
6.50%, 05/15/30(a)	4,080	4,159,315
Kedrion SpA, 6.50%, 09/01/29(a)	7,185	7,041,289
LifePoint Health, Inc.
5.38%, 01/15/29(a)(b)	4,782	4,610,589
9.88%, 08/15/30(a)	6,925	7,351,061
Molina Healthcare, Inc.
3.88%, 11/15/30(a)	5,865	5,440,934
4.38%, 06/15/28(a)(b)	6,974	6,878,257
6.50%, 02/15/31(a)	6,880	6,999,075
MPH Acquisition Holdings LLC
5.75%, 12/31/30(a)(b)	6,800	5,630,450
6.75%, 03/31/31, (6.00% Cash and 0.75% PIK)(a)(f)	5,550	3,737,592
11.50%, 12/31/30, (6.50% cash and 5.00% PIK)(a)(f)	5,260	4,933,251
National Mentor Holdings, Inc., 10.50%, 12/15/30(a)(b)	11,005	11,517,503
Option Care Health, Inc., 4.38%, 10/31/29(a)(b)	4,605	4,464,706
Pediatrix Medical Group, Inc., 5.38%, 02/15/30(a)(b)	3,175	3,147,012
Prime Healthcare Services, Inc., 9.38%, 09/01/29(a)(b)	13,850	14,342,187
Quorum Health Corp., 11.63%, 04/15/23(d)	2,653	—
Radiology Partners, Inc., 9.78%, 02/15/30, (9.78% PIK)(a)(b)(f)	6,091	5,556,693
Star Parent, Inc., 9.00%, 10/01/30(a)	7,799	8,169,359
Team Health Holdings, Inc.
8.38%, 06/30/28(a)	2,615	2,620,720
13.50%, 06/30/28, (9.00% Cash and 4.50% PIK)(a)(b)(f)	7,395	7,773,349
Tenet Healthcare Corp.
4.25%, 06/01/29	12,705	12,371,922
4.38%, 01/15/30	13,065	12,659,769
4.63%, 06/15/28	4,820	4,766,161
5.13%, 11/01/27	13,186	13,177,335
6.13%, 10/01/28(b)	13,821	13,843,854
6.13%, 06/15/30	18,165	18,271,140
Security	Par (000)	Value
Health Care - Services (continued)
U.S. Acute Care Solutions LLC, 9.75%, 05/15/29(a)(b)	$8,973	$8,478,812
US Renal Care, Inc., 10.63%, 07/15/27(a)(b)	3,284	2,906,626
		403,313,357
Holding Companies - Diversified — 1.0%
Compass Group Diversified Holdings LLC, 5.25%, 04/15/29(a)	9,014	8,511,582
FS KKR Capital Corp.
3.13%, 10/12/28(b)	3,510	3,290,542
3.25%, 07/15/27(b)	3,000	2,913,456
6.13%, 01/15/30(b)	3,510	3,403,916
6.13%, 01/15/31(b)	2,500	2,413,703
6.88%, 08/15/29(b)	3,075	3,066,867
7.88%, 01/15/29(b)	2,000	2,059,370
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.38%, 02/01/29	6,173	5,395,498
5.25%, 05/15/27	13,185	13,057,748
9.00%, 06/15/30(b)	6,560	6,310,473
9.75%, 01/15/29(b)	6,095	6,119,630
10.00%, 11/15/29(a)	8,805	8,860,463
Stena International SA
7.25%, 01/15/31(a)	7,250	7,372,102
7.63%, 02/15/31(a)	3,275	3,356,881
		76,132,231
Home Builders — 1.0%
Adams Homes, Inc., 9.25%, 10/15/28(a)	3,692	3,813,485
Ashton Woods USA LLC/Ashton Woods Finance Co.
4.63%, 08/01/29(a)	3,002	2,870,228
4.63%, 04/01/30(a)	3,100	2,948,276
Beazer Homes USA, Inc., 5.88%, 10/15/27	2,026	2,023,879
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC
4.88%, 02/15/30(a)(b)	4,590	4,288,670
5.00%, 06/15/29(a)(b)	3,035	2,918,174
6.25%, 09/15/27(a)	5,158	5,157,706
Century Communities, Inc., 3.88%, 08/15/29(a)	4,680	4,419,769
Empire Communities Corp., 9.75%, 05/01/29(a)	4,085	4,159,971
K Hovnanian Enterprises, Inc., 8.00%, 04/01/31(a)	3,250	3,273,014
KB Home, 7.25%, 07/15/30(b)	3,340	3,411,283
LGI Homes, Inc., 8.75%, 12/15/28(a)	3,770	3,880,977
M/I Homes, Inc., 4.95%, 02/01/28	3,300	3,280,651
Mattamy Group Corp., 4.63%, 03/01/30(a)	5,430	5,183,312
New Home Co., Inc. (The), 8.50%, 11/01/30(a)	3,535	3,607,991
Shea Homes LP/Shea Homes Funding Corp., 4.75%, 02/15/28	3,532	3,485,709
Taylor Morrison Communities, Inc.
5.13%, 08/01/30(a)(b)	4,385	4,363,873
5.75%, 01/15/28(a)	3,765	3,794,282
Thor Industries, Inc., 4.00%, 10/15/29(a)(b)	4,597	4,359,451
Tri Pointe Homes, Inc., 5.70%, 06/15/28	3,335	3,354,825
		74,595,526
Home Furnishings — 0.4%
FXI Holdings, Inc.
11.00%, 11/15/30(a)(b)	6,747	5,708,749
14.00%, 11/15/29, (16.00% PIK)(a)(f)	3,914	1,957,210
Somnigroup International, Inc., 4.00%, 04/15/29(a)(b)	7,406	7,150,169
9
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® 0-5 Year High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Home Furnishings (continued)
Whirlpool Corp.
4.75%, 02/26/29(b)	$6,659	$6,434,266
6.13%, 06/15/30(b)	5,475	5,352,839
		26,603,233
Household Products & Wares — 0.1%
ACCO Brands Corp., 4.25%, 03/15/29(a)(b)	5,245	4,683,536
Housewares — 0.5%
CD&R Smokey Buyer, Inc./Radio Systems Corp., 9.50%, 10/15/29(a)(b)	6,695	5,548,850
Central Garden & Pet Co., 4.13%, 10/15/30(b)	3,845	3,636,037
Newell Brands, Inc.
6.38%, 09/15/27	4,626	4,671,317
6.38%, 05/15/30(b)	6,805	6,655,934
6.63%, 09/15/29(b)	4,555	4,550,697
8.50%, 06/01/28(a)	11,280	11,777,509
Scotts Miracle-Gro Co. (The), 4.50%, 10/15/29(b)	3,480	3,401,762
		40,242,106
Insurance — 2.2%
Acrisure LLC/Acrisure Finance, Inc.
4.25%, 02/15/29(a)	6,410	6,112,416
6.00%, 08/01/29(a)(b)	4,490	4,263,611
7.50%, 11/06/30(a)	9,705	9,853,711
8.25%, 02/01/29(a)	8,200	8,222,816
8.50%, 06/15/29(a)	4,505	4,513,482
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
4.25%, 10/15/27(a)	6,095	5,997,609
5.88%, 11/01/29(a)	3,782	3,705,605
6.75%, 10/15/27(a)	10,465	10,465,551
6.75%, 04/15/28(a)	11,340	11,455,146
7.00%, 01/15/31(a)	12,250	12,473,017
AmWINS Group, Inc.
4.88%, 06/30/29(a)	6,815	6,587,648
6.38%, 02/15/29(a)	6,379	6,436,459
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Inves, 7.88%, 11/01/29(a)(b)	6,555	6,365,203
Ardonagh Finco Ltd., 7.75%, 02/15/31(a)(b)	10,975	11,191,116
Broadstreet Partners Group LLC, 5.88%, 04/15/29(a)(b)	6,240	6,142,907
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC, 7.25%, 02/15/31(a)	8,005	8,029,266
HUB International Ltd.
5.63%, 12/01/29(a)(b)	4,595	4,547,272
7.25%, 06/15/30(a)	28,240	29,152,011
Jones Deslauriers Insurance Management, Inc., 8.50%, 03/15/30(a)	5,220	5,376,115
Nassau Companies of New York (The), 7.88%, 07/15/30(a)(b)	3,590	3,351,107
Ryan Specialty LLC, 4.38%, 02/01/30(a)(b)	3,310	3,212,538
		167,454,606
Internet — 2.1%
ANGI Group LLC, 3.88%, 08/15/28(a)(b)	4,517	4,136,571
Arches Buyer, Inc.
4.25%, 06/01/28(a)	8,227	8,036,113
6.13%, 12/01/28(a)(b)	4,345	4,224,836
Cars.com, Inc., 6.38%, 11/01/28(a)	3,252	3,198,562
Security	Par (000)	Value
Internet (continued)
Cogent Communications Group LLC/Cogent Finance, Inc., 7.00%, 06/15/27(a)(b)	$4,566	$4,541,266
Gen Digital, Inc.
6.75%, 09/30/27(a)	7,250	7,281,816
7.13%, 09/30/30(a)(b)	4,720	4,788,957
Getty Images, Inc.
10.50%, 11/15/30(a)	5,385	4,772,456
11.25%, 02/21/30(a)(b)	4,640	4,132,604
Go Daddy Operating Co. LLC/GD Finance Co., Inc.
3.50%, 03/01/29(a)	7,250	6,773,872
5.25%, 12/01/27(a)	5,555	5,537,736
GrubHub Holdings, Inc., 13.00%, 07/31/30, (7.00% Cash and 7.00% PIK)(a)(b)(f)	5,010	4,105,816
ION Platform Finance U.S., Inc./ION Platform Finance SARL
5.00%, 05/01/28(a)	795	733,089
5.75%, 05/15/28(a)(b)	3,705	3,475,136
9.00%, 08/01/29(a)	4,460	4,128,845
9.50%, 05/30/29(a)	6,720	6,302,867
Series 144@, 8.75%, 05/01/29(a)(b)	6,295	5,837,224
Match Group Holdings II LLC
4.13%, 08/01/30(a)	4,150	3,900,577
4.63%, 06/01/28(a)	4,404	4,347,574
5.00%, 12/15/27(a)	3,945	3,930,135
5.63%, 02/15/29(a)(b)	3,107	3,113,967
Rakuten Group, Inc.
9.75%, 04/15/29(a)	18,115	19,839,457
11.25%, 02/15/27(a)	15,455	16,066,593
Shutterfly Finance LLC, 8.50%, 10/01/27, (4.25% Cash and 4.25% PIK)(a)(f)	5,452	5,363,258
Wayfair LLC
7.25%, 10/31/29(a)	7,347	7,528,133
7.75%, 09/15/30(a)	5,830	6,045,786
Ziff Davis, Inc., 4.63%, 10/15/30(a)(b)	3,525	3,330,035
		155,473,281
Iron & Steel — 0.7%
Algoma Steel, Inc., 9.13%, 04/15/29(a)	3,047	2,830,053
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 07/15/26(a)(b)	4,441	3,539,215
Big River Steel LLC/BRS Finance Corp., 6.63%, 01/31/29(a)	4,405	4,408,516
Cleveland-Cliffs, Inc.
4.63%, 03/01/29(a)(b)	3,180	3,065,520
6.75%, 04/15/30(a)	6,660	6,634,675
6.88%, 11/01/29(a)(b)	8,055	8,188,925
Infrabuild Australia Pty. Ltd., 14.50%, 11/15/28(a)	2,600	2,776,535
Mineral Resources Ltd.
7.00%, 04/01/31(a)	4,600	4,771,554
8.50%, 05/01/30(a)(b)	5,230	5,393,693
9.25%, 10/01/28(a)(b)	6,605	6,857,627
U.S. Steel Corp., 6.88%, 03/01/29(b)	3,170	3,170,866
		51,637,179
Leisure Time — 0.9%
Lindblad Expeditions LLC, 7.00%, 09/15/30(a)(b)	6,205	6,381,455
MajorDrive Holdings IV LLC, 6.38%, 06/01/29(a)(b)	4,635	3,884,130
NCL Corp. Ltd.
5.88%, 01/15/31(a)	10,200	9,929,195
7.75%, 02/15/29(a)(b)	5,460	5,699,497
NCL Finance Ltd., 6.13%, 03/15/28(a)(b)	4,785	4,847,238
Patrick Industries, Inc., 4.75%, 05/01/29(a)	3,164	3,107,957
Schedule of Investments
10

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® 0-5 Year High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Leisure Time (continued)
Sabre Financial Borrower LLC, 11.13%, 06/15/29(a)(b)	$8,200	$8,400,900
Sabre GLBL, Inc.
10.75%, 11/15/29(a)(b)	3,573	3,105,480
10.75%, 03/15/30(a)	4,147	3,565,729
11.13%, 07/15/30(a)(b)	11,565	9,942,183
Viking Cruises Ltd., 7.00%, 02/15/29(a)(b)	3,515	3,523,688
Viking Ocean Cruises Ship VII Ltd., 5.63%, 02/15/29(a)(b)	2,231	2,228,936
		64,616,388
Lodging — 2.6%
Boyd Gaming Corp., 4.75%, 12/01/27	8,664	8,619,179
Full House Resorts, Inc., 8.25%, 02/15/28(a)(b)	3,870	3,677,448
Genting New York LLC/GENNY Capital, Inc., 7.25%, 10/01/29(a)	5,598	5,684,237
Hilton Domestic Operating Co., Inc.
3.75%, 05/01/29(a)(b)	7,280	7,024,126
4.88%, 01/15/30(b)	8,810	8,738,150
5.88%, 04/01/29(a)	5,190	5,258,975
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc, 5.00%, 06/01/29(a)(b)	7,740	7,476,442
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 04/01/27	4,735	4,728,803
Marriott Ownership Resorts, Inc., 4.50%, 06/15/29(a)(b)	4,685	4,475,034
Melco Resorts Finance Ltd.
5.38%, 12/04/29(a)(b)	10,350	10,111,646
5.63%, 07/17/27(a)(b)	5,566	5,553,485
5.75%, 07/21/28(a)	7,525	7,479,273
MGM China Holdings Ltd.
4.75%, 02/01/27(a)(b)	6,141	6,104,002
5.88%, 05/15/26(a)(b)	5,610	5,608,007
MGM Resorts International
4.63%, 09/01/26(b)	2,897	2,894,960
4.75%, 10/15/28(b)	7,065	7,001,655
5.50%, 04/15/27(b)	5,777	5,788,536
6.13%, 09/15/29(b)	7,902	7,999,164
Station Casinos LLC, 4.50%, 02/15/28(a)	6,136	6,034,331
Studio City Co. Ltd., 7.00%, 02/15/27(a)	2,599	2,601,383
Studio City Finance Ltd.
5.00%, 01/15/29(a)(b)	10,046	9,549,420
6.50%, 01/15/28(a)(b)	4,323	4,313,886
Travel + Leisure Co., 4.63%, 03/01/30(a)	3,060	2,943,185
Travel and Leisure Co.
4.50%, 12/01/29(a)(b)	5,979	5,771,120
6.00%, 04/01/27(b)	3,519	3,524,456
6.63%, 07/31/26(a)	5,016	5,017,319
Wyndham Hotels & Resorts, Inc., 4.38%, 08/15/28(a)(b)	4,389	4,323,714
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 05/15/27(a)	8,187	8,192,040
Wynn Macau Ltd.
5.13%, 12/15/29(a)(b)	9,260	9,050,319
5.50%, 10/01/27(a)(b)	5,941	5,920,336
5.63%, 08/26/28(a)	12,270	12,193,343
		193,657,974
Machinery — 0.6%
ATS Corp., 4.13%, 12/15/28(a)(b)	3,207	3,120,545
Security	Par (000)	Value
Machinery (continued)
BWX Technologies, Inc.
4.13%, 06/30/28(a)	$3,350	$3,294,668
4.13%, 04/15/29(a)	3,396	3,297,943
Chart Industries, Inc., 7.50%, 01/01/30(a)	9,805	10,182,843
Esab Corp.
5.63%, 04/01/31(a)	4,455	4,497,526
6.25%, 04/15/29(a)(b)	6,337	6,421,757
Maxim Crane Works Holdings Capital LLC, 11.50%, 09/01/28(a)	4,220	4,407,137
Mueller Water Products, Inc., 4.00%, 06/15/29(a)	3,902	3,771,874
Terex Corp., 5.00%, 05/15/29(a)(b)	5,105	5,064,886
TK Elevator U.S. Newco, Inc., 5.25%, 07/15/27(a)(b)	3,024	3,027,262
		47,086,441
Manufacturing — 0.5%
Amsted Industries, Inc., 4.63%, 05/15/30(a)	3,145	3,039,742
Avient Corp., 7.13%, 08/01/30(a)	6,775	6,892,970
Axon Enterprise, Inc., 6.13%, 03/15/30(a)	9,080	9,285,113
Calderys Financing LLC, 11.25%, 06/01/28(a)	4,085	4,206,760
LSB Industries, Inc., 6.25%, 10/15/28(a)	4,086	4,086,902
Maxam Prill SARL, 7.75%, 07/15/30(a)(b)	4,535	4,695,267
Trinity Industries, Inc., 7.75%, 07/15/28(a)	5,195	5,316,433
		37,523,187
Media — 8.7%
Block Communications, Inc., 10.25%, 03/01/31(a)(b)	3,650	3,373,499
Cable One, Inc., 4.00%, 11/15/30(a)(b)	5,225	3,621,963
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 02/01/31(a)	22,890	20,740,606
4.50%, 08/15/30(a)(b)	25,025	23,322,912
4.75%, 03/01/30(a)	27,880	26,378,364
5.00%, 02/01/28(a)	21,777	21,526,279
5.13%, 05/01/27(a)	9,305	9,295,312
5.38%, 06/01/29(a)	13,795	13,580,257
6.38%, 09/01/29(a)(b)	13,307	13,332,975
7.38%, 03/01/31(a)(b)	7,630	7,709,286
CSC Holdings LLC
5.38%, 02/01/28(a)	8,930	6,594,805
5.50%, 04/15/27(a)	11,540	9,734,711
6.50%, 02/01/29(a)	15,674	9,700,573
11.25%, 05/15/28(a)	9,025	7,416,068
11.75%, 01/31/29(a)	18,375	13,149,609
Directv Financing LLC, 8.88%, 02/01/30(a)	21,785	22,159,370
Directv Financing LLC/Directv Financing Co-Obligor, Inc.
5.88%, 08/15/27(a)	13,979	13,917,492
10.00%, 02/15/31(a)	16,515	17,182,885
Discovery Communications LLC
3.63%, 05/15/30	8,310	7,778,721
3.95%, 03/20/28	11,560	11,366,143
4.13%, 05/15/29	6,185	6,024,178
DISH DBS Corp.
5.25%, 12/01/26(a)	25,438	25,212,523
5.75%, 12/01/28(a)	23,315	22,899,158
7.38%, 07/01/28	9,100	8,897,264
7.75%, 07/01/26	18,350	18,297,840
5.13%, 06/01/29	14,245	13,096,984
DISH Network Corp., 11.75%, 11/15/27(a)	26,785	27,649,764
EchoStar Corp.
6.75%, 11/30/30, (6.75% Cash or 6.75% PIK)(f)	9,720	9,866,578
11
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® 0-5 Year High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Media (continued)
10.75%, 11/30/29	$36,935	$40,059,350
EW Scripps Co. (The), 9.88%, 08/15/30(a)	6,655	6,648,262
Gray Media, Inc.
4.75%, 10/15/30(a)	6,400	5,116,077
10.50%, 07/15/29(a)(b)	10,352	10,988,402
iHeartCommunications, Inc.
7.75%, 08/15/30(a)	5,660	5,476,758
9.13%, 05/01/29(a)	6,081	6,075,412
10.88%, 05/01/30(a)	5,735	5,459,796
LCPR Senior Secured Financing DAC
5.13%, 07/15/29(a)	6,000	3,840,000
6.75%, 10/15/27(a)	9,950	6,748,783
McGraw-Hill Education, Inc.
5.75%, 08/01/28(a)	7,622	7,543,417
8.00%, 08/01/29(a)	6,390	6,398,586
Nexstar Media, Inc., 4.75%, 11/01/28(a)	8,621	8,483,861
Paramount Global
2.90%, 01/15/27	2,000	1,968,447
3.38%, 02/15/28	2,000	1,939,943
3.70%, 06/01/28	2,000	1,940,054
4.20%, 06/01/29	2,290	2,205,654
4.95%, 01/15/31	5,500	5,193,121
Scripps Escrow II, Inc.
3.88%, 01/15/29(a)(b)	4,660	4,417,185
5.38%, 01/15/31(a)	3,125	2,428,281
Sinclair Television Group, Inc., 5.50%, 03/01/30(a)	4,085	3,612,161
Sirius XM Radio LLC
3.13%, 09/01/26(a)	5,355	5,321,572
4.00%, 07/15/28(a)	17,892	17,390,244
4.13%, 07/01/30(a)(b)	13,370	12,434,100
5.00%, 08/01/27(a)(b)	11,954	11,909,285
5.50%, 07/01/29(a)	11,382	11,293,562
Telenet Finance Luxembourg Notes SARL, 5.50%, 03/01/28(a)	8,200	8,104,675
Univision Communications, Inc.
4.50%, 05/01/29(a)	9,495	9,059,921
7.38%, 06/30/30(a)(b)	8,005	7,994,327
Versant Media Group, Inc., 7.25%, 01/30/31(a)(b)	7,800	8,069,350
Virgin Media Finance PLC, 5.00%, 07/15/30(a)	8,275	6,942,725
Virgin Media Secured Finance PLC
4.50%, 08/15/30(a)	8,290	7,358,992
5.50%, 05/15/29(a)	12,545	12,089,303
Ziggo Bond Co. BV, 5.13%, 02/28/30(a)(b)	4,530	3,970,981
Ziggo BV, 4.88%, 01/15/30(a)(b)	8,995	8,475,119
		660,783,825
Metal Fabricate & Hardware — 0.2%
Advanced Drainage Systems, Inc., 6.38%, 06/15/30(a)	4,020	4,077,996
Park-Ohio Industries, Inc., 8.50%, 08/01/30(a)(b)	3,095	3,219,688
Roller Bearing Co of America, Inc., 4.38%, 10/15/29(a)	3,840	3,751,894
TMS International Corp./DE, 6.25%, 04/15/29(a)	2,947	2,894,198
		13,943,776
Mining — 1.1%
Alcoa Nederland Holding BV
4.13%, 03/31/29(a)	4,581	4,450,972
7.13%, 03/15/31(a)	5,870	6,102,393
Alumina Pty. Ltd., 6.13%, 03/15/30(a)	4,510	4,611,483
Arsenal AIC Parent LLC, 8.00%, 10/01/30(a)	5,905	6,174,051
Security	Par (000)	Value
Mining (continued)
Compass Minerals International, Inc., 8.00%, 07/01/30(a)	$5,700	$5,951,907
Constellium SE, 3.75%, 04/15/29(a)(b)	4,745	4,570,445
Fortescue Treasury Pty Ltd.
4.50%, 09/15/27(a)	3,538	3,516,028
5.88%, 04/15/30(a)	4,149	4,229,154
Fortescue Treasury Pty. Ltd., 4.38%, 04/01/31(a)	4,484	4,289,551
JW Aluminum Continuous Cast Co., 10.25%, 04/01/30(a)(b)	2,655	2,760,094
Novelis Corp.
4.75%, 01/30/30(a)	14,795	14,145,974
6.88%, 01/30/30(a)(b)	6,930	7,097,172
Perenti Finance Pty Ltd., 7.50%, 04/26/29(a)	3,240	3,342,794
PLS Group Ltd., 6.88%, 05/01/31(a)	685	700,946
Skeena Resources Ltd., 8.50%, 04/01/31(a)	3,822	4,001,641
Taseko Mines Ltd., 8.25%, 05/01/30(a)(b)	4,210	4,410,767
		80,355,372
Office & Business Equipment — 0.0%
Xerox Corp., 10.25%, 10/15/30(a)	3,650	3,050,305
Office Furnishings — 0.0%
HNI Corp., 5.13%, 01/18/29(a)(b)	3,215	3,172,864
Oil & Gas — 4.8%
Aethon United BR LP/Aethon United Finance Corp., 7.50%, 10/01/29(a)	9,467	9,883,779
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 5.88%, 06/30/29(a)	3,565	3,570,162
BKV Upstream Midstream LLC, 7.50%, 10/15/30(a)	4,480	4,584,838
Breakwater Energy Holdings SARL, 9.25%, 11/15/30(a)	6,600	7,032,772
California Resources Corp., 8.25%, 06/15/29(a)	5,321	5,540,824
Calumet Specialty Products Partners LP/Calumet Finance Corp., 9.75%, 02/15/31(a)	4,350	4,608,655
Caturus Energy LLC
7.13%, 05/15/31(a)	910	911,994
8.50%, 02/15/30(a)	4,645	4,855,870
Chord Energy Corp., 6.00%, 10/01/30(a)	6,545	6,674,591
CITGO Petroleum Corp., 8.38%, 01/15/29(a)	7,635	7,868,618
CNX Resources Corp., 7.38%, 01/15/31(a)	4,485	4,624,813
Comstock Resources, Inc.
5.88%, 01/15/30(a)(b)	8,795	8,505,095
6.75%, 03/01/29(a)	14,845	14,795,923
CVR Energy, Inc.
5.75%, 02/15/28(a)	1,182	1,177,451
7.50%, 02/15/31(a)(b)	4,075	4,125,713
DBR Land Holdings LLC, 6.25%, 12/01/30(a)	3,805	3,894,379
Diamond Foreign Asset Co./Diamond Finance LLC, 8.50%, 10/01/30(a)	3,326	3,506,028
Energian Israel Finance Ltd.
5.38%, 03/30/28(a)	5,801	5,719,418
5.88%, 03/30/31(a)	250	239,549
EnQuest PLC, 11.63%, 11/01/27(a)	3,530	3,631,187
Gulfport Energy Operating Corp., 6.75%, 09/01/29(a)	6,015	6,173,433
Hilcorp Energy I LP/Hilcorp Finance Co.
5.75%, 02/01/29(a)	5,245	5,243,548
6.00%, 04/15/30(a)	4,505	4,484,827
6.00%, 02/01/31(a)	4,380	4,326,631
6.25%, 11/01/28(a)	4,547	4,566,082
Infinity Natural Resources LLC, 7.63%, 04/01/31(a)	4,180	4,249,409
Schedule of Investments
12

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® 0-5 Year High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
Ithaca Energy North Sea PLC, 8.13%, 10/15/29(a)	$6,403	$6,684,937
Kraken Oil & Gas Partners LLC, 7.63%, 08/15/29(a)	4,377	4,460,322
Leviathan Bond Ltd.
6.50%, 06/30/27(a)(g)	6,022	6,046,458
6.75%, 06/30/30(a)(g)	4,745	4,887,884
Nabors Industries, Inc., 9.13%, 01/31/30(a)(b)	6,087	6,389,323
Noble Finance II LLC, 8.00%, 04/15/30(a)(b)	12,875	13,379,458
PBF Holding Co. LLC/PBF Finance Corp.
6.00%, 02/15/28	7,365	7,351,590
7.88%, 09/15/30(a)(b)	4,490	4,597,224
9.88%, 03/15/30(a)(b)	7,230	7,766,170
Permian Resources Operating LLC, 5.88%, 07/01/29(a)	6,095	6,097,668
Precision Drilling Corp., 6.88%, 01/15/29(a)(b)	3,560	3,592,815
Puma International Financing SA, 7.75%, 04/25/29(a)(b)	4,680	4,812,572
Range Resources Corp., 4.75%, 02/15/30(a)(b)	4,465	4,381,900
Saturn Oil & Gas, Inc., 9.63%, 06/15/29(a)(b)	5,308	5,571,363
SM Energy Co, 5.00%, 10/15/26(a)(b)	2,810	2,810,995
SM Energy Co.
6.50%, 07/15/28(b)	3,160	3,166,748
6.63%, 01/15/27	3,617	3,617,373
6.75%, 09/15/26	3,296	3,299,206
6.75%, 08/01/29(a)	7,027	7,203,234
8.63%, 11/01/30(a)	8,495	8,978,695
Sunoco LP
4.50%, 10/01/29(a)	6,805	6,640,336
4.63%, 05/01/30(a)	6,885	6,695,017
5.38%, 07/15/31(a)	3,060	3,041,765
5.63%, 03/15/31(a)(b)	7,330	7,353,974
5.88%, 07/15/27(a)	4,872	4,876,053
7.00%, 05/01/29(a)	7,135	7,327,788
Sunoco LP/Sunoco Finance Corp.
4.50%, 05/15/29	7,382	7,247,559
4.50%, 04/30/30	6,925	6,723,796
5.88%, 03/15/28	3,035	3,038,130
7.00%, 09/15/28(a)	4,670	4,783,450
Talos Production, Inc.
9.00%, 02/01/29(a)	5,014	5,232,282
9.38%, 02/01/31(a)(b)	4,610	4,905,003
Teine Energy Ltd., 6.88%, 04/15/29(a)	3,267	3,267,607
TGNR Intermediate Holdings LLC, 5.50%, 10/15/29(a)(b)	6,037	5,961,376
Transocean International Ltd.
8.25%, 05/15/29(a)(b)	8,125	8,439,673
8.75%, 02/15/30(a)	6,216	6,518,870
Valaris Ltd., 8.38%, 04/30/30(a)	10,295	10,721,908
Vermilion Energy, Inc., 6.88%, 05/01/30(a)(b)	3,375	3,418,248
W&T Offshore, Inc., 10.75%, 02/01/29(a)(b)	2,902	3,011,099
Wildfire Intermediate Holdings LLC, 7.50%, 10/15/29(a)(b)	5,487	5,648,994
		364,744,452
Oil & Gas Services — 0.7%
CHC Group LLC, 11.75%, 09/01/30(a)	4,795	4,340,530
Enerflex, Inc., 6.88%, 01/15/31(a)	3,355	3,450,217
Kodiak Gas Services LLC, 5.88%, 04/01/31(a)	7,745	7,797,358
SESI LLC, 7.88%, 09/30/30(a)	5,770	5,954,460
TGS ASA, 8.50%, 01/15/30(a)	4,283	4,491,268
Tidewater, Inc., 9.13%, 07/15/30(a)(b)	6,125	6,593,568
Security	Par (000)	Value
Oil & Gas Services (continued)
USA Compression Partners LP/USA Compression Finance Corp., 7.13%, 03/15/29(a)(b)	$9,020	$9,306,178
Viridien, 10.00%, 10/15/30(a)(b)	3,454	3,718,525
WBI Operating LLC, 6.25%, 10/15/30(a)	7,605	7,706,299
		53,358,403
Packaging & Containers — 2.4%
Ardagh Group SA
9.50%, 12/01/30(a)	14,206	15,060,428
12.00%, 12/01/30, (5.50% Cash + 6.50% PIK)(a)(f)	10,179	9,122,318
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
3.25%, 09/01/28(a)	5,645	5,397,396
4.00%, 09/01/29(a)	9,510	8,877,883
6.25%, 01/30/31(a)	4,285	4,313,895
Ball Corp.
2.88%, 08/15/30(b)	11,335	10,327,701
6.00%, 06/15/29	8,815	8,958,567
Cascades, Inc./Cascades USA, Inc.
5.38%, 01/15/28(a)	4,105	4,035,888
6.75%, 07/15/30(a)(b)	3,545	3,580,093
Clydesdale Acquisition Holdings, Inc.
6.63%, 04/15/29(a)	4,660	4,585,531
6.88%, 01/15/30(a)(b)	4,415	4,336,237
8.75%, 04/15/30(a)(b)	9,585	8,701,720
Crown Americas LLC, 5.25%, 04/01/30	4,355	4,371,170
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 09/30/26(b)	3,220	3,215,273
Graphic Packaging International LLC
3.50%, 03/15/28(a)	4,032	3,894,601
3.50%, 03/01/29(a)	3,115	2,947,935
3.75%, 02/01/30(a)(b)	3,725	3,475,593
Iris Holding, Inc., 10.00%, 12/15/28(a)(b)	3,415	2,900,402
Mauser Packaging Solutions Holding Co.
7.88%, 04/15/30(a)	23,389	23,593,654
9.25%, 04/15/30(a)(b)	11,488	10,956,335
OI European Group BV, 4.75%, 02/15/30(a)	3,520	3,267,915
Owens-Brockway Glass Container, Inc., 6.63%, 05/13/27(a)	5,374	5,374,951
Silgan Holdings, Inc., 4.13%, 02/01/28(b)	5,000	4,908,810
Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan FinCo U.S. LLC, 9.50%, 05/15/30(a)(b)	8,520	7,457,433
Trident TPI Holdings, Inc., 12.75%, 12/31/28(a)(b)	5,515	5,538,178
TriMas Corp., 4.13%, 04/15/29(a)	3,748	3,603,110
Trivium Packaging Finance BV
8.25%, 07/15/30(a)	4,784	4,999,872
12.25%, 01/15/31(a)	4,600	5,007,463
		182,810,352
Pharmaceuticals — 2.2%
1261229 B.C. Ltd., 10.00%, 04/15/32(a)	8,502	8,779,378
AdaptHealth LLC
4.63%, 08/01/29(a)	4,387	4,244,527
5.13%, 03/01/30(a)(b)	5,395	5,245,235
6.13%, 08/01/28(a)	3,135	3,134,394
Bausch Health Americas, Inc., 8.50%, 01/31/27(a)	4,993	4,990,503
Bausch Health Companies, Inc.
4.88%, 06/01/28(a)	4,330	4,075,185
5.00%, 01/30/28(a)	3,375	2,883,262
5.00%, 02/15/29(a)	4,025	2,926,678
5.25%, 01/30/30(a)	6,700	4,350,377
13
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® 0-5 Year High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
6.25%, 02/15/29(a)	$6,500	$4,794,373
11.00%, 09/30/28(a)	6,629	6,887,365
14.00%, 10/15/30(a)	2,680	2,589,395
BellRing Brands, Inc., 7.00%, 03/15/30(a)	6,820	6,909,545
Elanco Animal Health, Inc., 6.40%, 08/28/28(b)	6,955	7,121,796
Endo Finance Holdings LP, 8.50%, 04/15/31(a)(b)	6,500	6,889,345
Grifols SA, 4.75%, 10/15/28(a)(b)	6,540	6,447,213
HLF Financing SARL LLC/Herbalife International, Inc., 4.88%, 06/01/29(a)(b)	5,583	5,243,930
Jazz Securities DAC, 4.38%, 01/15/29(a)(b)	13,857	13,548,786
Organon & Co./Organon Foreign Debt Co-Issuer BV, 4.13%, 04/30/28(a)	19,207	18,967,160
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/01/26	11,122	11,043,805
4.75%, 05/09/27	6,559	6,549,299
5.13%, 05/09/29(b)	9,485	9,512,495
6.75%, 03/01/28(b)	11,270	11,560,082
7.88%, 09/15/29	4,055	4,370,670
Teva Pharmaceutical Finance Netherlands IV BV, 5.75%, 12/01/30(b)	3,065	3,144,135
		166,208,933
Pipelines — 4.1%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.38%, 06/15/29(a)	6,860	6,848,801
5.75%, 01/15/28(a)	5,870	5,867,321
Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.00%, 07/15/29(a)	4,550	4,707,710
Buckeye Partners LP
3.95%, 12/01/26	5,106	5,071,359
4.13%, 12/01/27	3,437	3,383,193
4.50%, 03/01/28(a)	4,660	4,615,457
6.75%, 02/01/30(a)(b)	4,710	4,866,908
6.88%, 07/01/29(a)	5,590	5,767,678
CNX Midstream Partners LP, 4.75%, 04/15/30(a)	3,320	3,213,562
Delek Logistics Partners LP/Delek Logistics Finance Corp.
7.13%, 06/01/28(a)	2,950	2,953,082
8.63%, 03/15/29(a)	9,715	10,123,988
Excelerate Energy LP, 8.00%, 05/15/30(a)(b)	5,735	6,072,230
Genesis Energy LP/Genesis Energy Finance Corp.
8.25%, 01/15/29	5,580	5,796,862
8.88%, 04/15/30	4,270	4,472,378
Global Partners LP/GLP Finance Corp., 6.88%, 01/15/29	3,045	3,072,841
Golar LNG Ltd., 7.50%, 10/02/30(a)(b)	4,435	4,544,456
Harvest Midstream I LP, 7.50%, 09/01/28(a)	6,015	6,057,430
Hess Midstream Operations LP
4.25%, 02/15/30(a)	6,665	6,464,056
5.13%, 06/15/28(a)	4,990	4,971,583
5.50%, 10/15/30(a)	850	849,626
5.88%, 03/01/28(a)	7,500	7,567,282
6.50%, 06/01/29(a)	5,840	5,979,740
ITT Holdings LLC, 6.50%, 08/01/29(a)	11,222	11,049,090
Kinetik Holdings LP
5.88%, 06/15/30(a)(b)	9,215	9,232,251
6.63%, 12/15/28(a)	9,095	9,277,557
Martin Midstream Partners LP/Martin Midstream Finance Corp., 11.50%, 02/15/28(a)(b)	3,506	3,601,131
NGL Energy Operating LLC/NGL Energy Finance Corp., 8.13%, 02/15/29(a)	7,637	7,915,893
Security	Par (000)	Value
Pipelines (continued)
NuStar Logistics LP
5.63%, 04/28/27	$5,085	$5,097,289
6.38%, 10/01/30(b)	5,355	5,564,729
Prairie Acquiror LP, 9.00%, 08/01/29(a)(b)	3,500	3,654,771
Rockies Express Pipeline LLC
4.80%, 05/15/30(a)	2,965	2,894,093
4.95%, 07/15/29(a)	4,680	4,613,833
Summit Midstream Holdings LLC, 8.63%, 10/31/29(a)	7,505	7,845,449
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
5.50%, 01/15/28(a)	6,942	6,928,026
6.00%, 12/31/30(a)	6,600	6,632,151
7.38%, 02/15/29(a)	7,475	7,690,803
TransMontaigne Partners LLC, 8.50%, 06/15/30(a)	4,590	4,745,754
Venture Global Calcasieu Pass LLC
6.25%, 01/15/30(a)(b)	8,660	8,914,098
3.88%, 08/15/29(a)	11,035	10,567,496
Venture Global LNG, Inc.
7.00%, 01/15/30(a)(b)	13,510	13,913,279
8.13%, 06/01/28(a)(b)	20,000	20,464,542
9.50%, 02/01/29(a)(b)	26,430	28,858,756
Venture Global Plaquemines LNG LLC, 6.13%, 12/15/30(a)	14,760	15,220,956
		307,949,490
Real Estate — 0.9%
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp., 7.00%, 04/15/30(a)	5,075	5,080,493
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp.
5.25%, 04/15/30(a)(b)	4,090	3,899,106
5.75%, 01/15/29(a)(b)	5,243	5,135,259
9.75%, 04/15/30(a)	4,255	4,551,686
CoreLogic, Inc., 4.50%, 05/01/28(a)(b)	6,535	6,347,710
Cushman & Wakefield U.S. Borrower LLC, 6.75%, 05/15/28(a)	4,555	4,557,437
Five Point Operating Co. LP, 8.00%, 10/01/30(a)	3,880	3,976,406
Greystar Real Estate Partners LLC, 7.75%, 09/01/30(a)(b)	2,645	2,754,263
Howard Hughes Corp.(The)
4.13%, 02/01/29(a)	5,680	5,468,846
4.38%, 02/01/31(a)	5,290	4,950,357
Hunt Companies, Inc., 5.25%, 04/15/29(a)	5,505	5,331,606
Kennedy-Wilson, Inc.
4.75%, 03/01/29	5,355	5,304,379
4.75%, 02/01/30	5,410	5,341,955
Newmark Group, Inc., 7.50%, 01/12/29(b)	4,065	4,277,907
		66,977,410
Real Estate Investment Trusts — 4.0%
Apollo Commercial Real Estate Finance, Inc., 4.63%, 06/15/29(a)(b)	4,265	4,266,085
Arbor Realty SR, Inc.
7.88%, 07/15/30(a)(b)	4,395	4,146,089
8.50%, 12/15/28(a)(b)	3,155	3,123,577
Blackstone Mortgage Trust, Inc., 7.75%, 12/01/29(a)(b)	4,037	4,287,015
Brandywine Operating Partnership LP
3.95%, 11/15/27	4,150	4,048,503
8.30%, 03/15/28	3,295	3,426,661
8.88%, 04/12/29(b)	4,877	5,107,633
Schedule of Investments
14

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® 0-5 Year High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC
4.50%, 04/01/27(a)	$6,289	$6,151,169
5.75%, 05/15/26(a)(b)	4,933	4,928,488
Diversified Healthcare Trust
4.38%, 03/01/31	3,825	3,443,125
4.75%, 02/15/28(b)	4,535	4,408,639
7.25%, 10/15/30(a)	3,345	3,421,657
EF Holdco/EF Cayman Holdings/Ellington Financial REIT Cayman/TRS/EF Cayman Non-MTM, 7.38%, 09/30/30(a)(b)	3,450	3,427,585
Global Net Lease, Inc., 4.50%, 09/30/28(a)	1,170	1,143,941
Hudson Pacific Properties LP
3.25%, 01/15/30(b)	3,435	2,930,739
3.95%, 11/01/27	3,185	3,079,197
4.65%, 04/01/29(b)	4,362	3,904,404
5.95%, 02/15/28(b)	3,120	3,044,716
Iron Mountain, Inc.
4.50%, 02/15/31(a)	8,080	7,766,092
4.88%, 09/15/27(a)	9,015	8,988,463
4.88%, 09/15/29(a)	8,891	8,790,606
5.00%, 07/15/28(a)	4,740	4,720,882
5.25%, 03/15/28(a)	7,667	7,658,524
5.25%, 07/15/30(a)	11,610	11,515,669
7.00%, 02/15/29(a)	9,357	9,557,737
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.25%, 02/01/27(a)(b)	3,535	3,508,065
Millrose Properties, Inc., 6.38%, 08/01/30(a)	11,220	11,335,005
MPT Operating Partnership LP/MPT Finance Corp.
3.50%, 03/15/31	7,300	5,225,127
4.63%, 08/01/29(b)	8,160	6,743,873
5.00%, 10/15/27(b)	12,781	12,459,649
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
4.88%, 05/15/29(a)	6,468	6,279,647
5.88%, 10/01/28(a)	6,480	6,463,499
7.00%, 02/01/30(a)(b)	5,225	5,332,885
Pebblebrook Hotel LP/PEB Finance Corp., 6.38%, 10/15/29(a)(b)	3,735	3,794,947
RHP Hotel Properties LP/RHP Finance Corp.
4.50%, 02/15/29(a)	5,525	5,416,205
7.25%, 07/15/28(a)	3,348	3,422,073
Rithm Capital Corp.
8.00%, 04/01/29(a)	6,708	6,734,533
8.00%, 07/15/30(a)(b)	4,565	4,566,236
RLJ Lodging Trust, 3.75%, 07/01/26(a)	3,996	3,987,425
RLJ Lodging Trust LP, 4.00%, 09/15/29(a)(b)	4,442	4,199,264
SBA Communications Corp.
3.13%, 02/01/29(b)	13,705	13,199,893
3.88%, 02/15/27	13,166	13,078,966
Service Properties Trust
3.95%, 01/15/28(b)	3,620	3,509,685
4.38%, 02/15/30	3,455	3,111,184
4.95%, 10/01/29(b)	3,625	3,399,457
Starwood Property Trust, Inc.
3.63%, 07/15/26(a)	3,560	3,545,704
4.38%, 01/15/27(a)(b)	4,346	4,328,161
5.25%, 10/15/28(a)	4,640	4,621,443
5.75%, 01/15/31(a)	4,550	4,540,036
6.00%, 04/15/30(a)	3,540	3,579,093
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
6.50%, 07/01/30(a)	$4,565	$4,683,953
6.50%, 10/15/30(a)	4,610	4,734,452
7.25%, 04/01/29(a)	5,160	5,347,728
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC, 6.00%, 01/15/30(a)(b)	6,005	5,801,080
Vornado Realty LP, 2.15%, 06/01/26	2,960	2,953,968
XHR LP
4.88%, 06/01/29(a)	4,647	4,556,505
6.63%, 05/15/30(a)	3,770	3,860,233
		305,607,170
Retail — 4.9%
Academy Ltd., 6.00%, 11/15/27(a)	3,125	3,120,182
Advance Auto Parts, Inc.
1.75%, 10/01/27	2,665	2,542,341
3.90%, 04/15/30(b)	4,175	3,908,831
7.00%, 08/01/30(a)(b)	8,785	9,049,715
Arko Corp., 5.13%, 11/15/29(a)(b)	4,015	3,616,293
Asbury Automotive Group, Inc.
4.50%, 03/01/28	3,461	3,424,448
4.63%, 11/15/29(a)(b)	6,837	6,652,819
4.75%, 03/01/30(b)	3,590	3,489,695
Bath & Body Works, Inc.
5.25%, 02/01/28	3,942	3,949,660
6.63%, 10/01/30(a)	7,405	7,502,715
7.50%, 06/15/29	3,547	3,597,019
Brinker International, Inc., 8.25%, 07/15/30(a)(b)	2,350	2,457,317
Burger King (Restaurant Brands International, Inc.)/New Red Finance, Inc.
3.50%, 02/15/29(a)(b)	7,065	6,799,525
3.88%, 01/15/28(a)	14,337	14,064,167
4.00%, 10/15/30(a)	19,130	18,198,719
4.38%, 01/15/28(a)	6,910	6,828,237
5.63%, 09/15/29(a)	4,709	4,753,980
6.13%, 06/15/29(a)	11,200	11,397,925
Carvana Co., 9.00%, 06/01/30, (9.00 % Cash)(a)(f)	12,450	12,943,595
EG Global Finance PLC, 12.00%, 11/30/28(a)	9,175	9,788,147
Ferrellgas LP/Ferrellgas Finance Corp.
5.88%, 04/01/29(a)	7,550	7,360,797
9.25%, 01/15/31(a)(b)	5,900	6,189,233
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.
4.63%, 01/15/29(a)	9,050	8,792,771
6.75%, 01/15/30(a)(b)	11,495	11,161,645
FirstCash, Inc.
4.63%, 09/01/28(a)	4,225	4,159,539
5.63%, 01/01/30(a)	4,445	4,427,066
Gap, Inc. (The), 3.63%, 10/01/29(a)	6,902	6,503,151
Global Auto Holdings Ltd./AAG FH U.K. Ltd.
8.38%, 01/15/29(a)(c)	4,830	4,599,102
11.50%, 08/15/29(a)(b)	4,915	4,972,702
Group 1 Automotive, Inc.
4.00%, 08/15/28(a)	6,797	6,617,058
6.38%, 01/15/30(a)(b)	4,535	4,601,937
Guitar Center, Inc., 8.50%, 01/15/29, (8.50% PIK)(a)(f)	5,199	4,248,086
Ken Garff Automotive LLC, 4.88%, 09/15/28(a)(b)	3,545	3,505,249
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 4.75%, 06/01/27(a)	5,007	5,000,337
Kohl's Corp., 10.00%, 06/01/30(a)	3,390	3,666,539
LBM Acquisition LLC, 6.25%, 01/15/29(a)(b)	7,385	5,105,804
15
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® 0-5 Year High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail (continued)
LCM Investments Holdings II LLC, 4.88%, 05/01/29(a)	$9,215	$9,015,824
Lithia Motors, Inc.
3.88%, 06/01/29(a)	7,315	7,011,828
4.38%, 01/15/31(a)(b)	3,095	2,934,425
4.63%, 12/15/27(a)	3,640	3,615,618
5.50%, 10/01/30(a)(b)	4,880	4,855,436
Men's Wearhouse LLC (The), 9.00%, 02/01/31(a)(b)	3,395	3,592,032
Murphy Oil USA, Inc.
3.75%, 02/15/31(a)(b)	3,625	3,388,953
4.75%, 09/15/29	4,627	4,576,111
Nordstrom, Inc.
4.00%, 03/15/27(b)	3,218	3,163,114
4.38%, 04/01/30(b)	4,315	4,099,228
Papa John's International, Inc., 3.88%, 09/15/29(a)	3,700	3,554,179
Park River Holdings, Inc.
8.00%, 03/15/31(a)	6,000	6,021,800
8.75%, 12/31/30(a)(b)	4,783	4,532,117
Penske Automotive Group, Inc., 3.75%, 06/15/29(b)	4,467	4,286,155
Petco Health & Wellness Co, Inc., 8.25%, 02/01/31(a)(b)	5,025	5,061,374
Sonic Automotive, Inc., 4.63%, 11/15/29(a)(b)	5,882	5,746,096
Specialty Building Products Holdings LLC/SBP Finance Corp., 7.75%, 10/15/29(a)	4,395	3,879,928
Staples, Inc.
10.75%, 09/01/29(a)	21,270	20,361,914
12.75%, 01/15/30(a)	6,955	5,163,705
Superior Plus LP/Superior General Partner, Inc., 4.50%, 03/15/29(a)	5,605	5,437,170
Victoria's Secret & Co., 4.63%, 07/15/29(a)(b)	5,547	5,342,147
Victra Holdings LLC/Victra Finance Corp., 8.75%, 09/15/29(a)(b)	3,585	3,748,953
Vivo Energy Investments BV, 5.13%, 09/24/27(a)	1,190	1,173,638
White Cap Supply Holdings LLC, 7.38%, 11/15/30(a)	5,750	5,797,008
Yum! Brands, Inc.
3.63%, 03/15/31	7,880	7,344,400
4.75%, 01/15/30(a)	7,575	7,489,930
		370,189,429
Semiconductors — 0.7%
ams-OSRAM AG, 12.25%, 03/30/29(a)(b)	6,319	6,736,924
Entegris, Inc.
3.63%, 05/01/29(a)(b)	3,582	3,420,978
4.38%, 04/15/28(a)	3,652	3,598,548
4.75%, 04/15/29(a)	14,282	14,179,420
5.95%, 06/15/30(a)	8,115	8,213,218
Kioxia Holdings Corp., 6.25%, 07/24/30(a)(b)	9,860	10,146,975
ON Semiconductor Corp., 3.88%, 09/01/28(a)	6,297	6,126,493
Synaptics, Inc., 4.00%, 06/15/29(a)(b)	3,487	3,321,720
		55,744,276
Software — 3.4%
AthenaHealth Group, Inc., 6.50%, 02/15/30(a)(b)	21,140	20,155,178
Capstone Borrower, Inc., 8.00%, 06/15/30(a)(b)	7,085	6,833,789
CDK Global II LLC, 4.88%, 06/01/27	15	13,963
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc., 8.00%, 06/15/29(a)	6,527	3,916,200
Central Parent, Inc./CDK Global, Inc., 7.25%, 06/15/29(a)	6,507	3,904,200
Security	Par (000)	Value
Software (continued)
Cloud Software Group, Inc.
6.50%, 03/31/29(a)	$35,548	$34,640,744
9.00%, 09/30/29(a)(b)	33,830	33,244,741
CoreWeave, Inc.
9.00%, 02/01/31(a)(b)	13,105	13,011,273
9.25%, 06/01/30(a)(b)	18,355	18,573,353
Dye & Durham Ltd., 8.63%, 04/15/29(a)(b)	5,040	4,393,040
Elastic NV, 4.13%, 07/15/29(a)	5,262	4,990,578
Ellucian Holdings, Inc., 6.50%, 12/01/29(a)(b)	6,162	6,085,052
Fair Isaac Corp., 4.00%, 06/15/28(a)	7,901	7,705,460
Open Text Corp.
3.88%, 02/15/28(a)(b)	8,125	7,852,769
3.88%, 12/01/29(a)	7,660	6,911,089
Open Text Holdings, Inc., 4.13%, 02/15/30(a)	8,000	7,211,472
Pagaya U.S. Holdings Co. LLC, 8.88%, 08/01/30(a)(b)	4,140	3,213,520
Playtika Holding Corp., 4.25%, 03/15/29(a)(b)	5,130	4,440,351
PTC, Inc., 4.00%, 02/15/28(a)	4,085	3,991,045
RingCentral, Inc., 8.50%, 08/15/30(a)(b)	2,325	2,439,111
ROBLOX Corp., 3.88%, 05/01/30(a)	9,115	8,641,749
Rocket Software, Inc.
6.50%, 02/15/29(a)(b)	5,040	4,490,741
9.00%, 11/28/28(a)(b)	6,740	6,684,987
SS&C Technologies, Inc., 5.50%, 09/30/27(a)	15,323	15,310,170
Twilio, Inc.
3.63%, 03/15/29(b)	4,490	4,313,894
3.88%, 03/15/31(b)	3,500	3,270,236
UKG, Inc., 6.88%, 02/01/31(a)	19,880	19,322,257
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%, 02/01/29(a)	5,855	4,730,040
		260,291,002
Telecommunications — 4.7%
Altice Financing SA
5.00%, 01/15/28(a)	10,553	7,801,780
5.75%, 08/15/29(a)	17,915	13,150,364
9.63%, 07/15/27(a)	2,990	2,315,934
Altice France SA
6.50%, 10/15/31(a)	1,654	1,622,146
6.88%, 10/15/30(a)	6,852	6,732,234
6.88%, 07/15/32(a)	1,306	1,284,257
9.50%, 11/01/29(a)	11,039	11,266,263
APLD ComputeCo 2 LLC, 6.75%, 03/15/31(a)	15,875	15,723,484
APLD ComputeCo LLC, 9.25%, 12/15/30(a)	20,580	22,108,020
Black Pearl Compute LLC, 6.13%, 02/15/31(a)	9,980	10,134,428
Ciena Corp., 4.00%, 01/31/30(a)	3,427	3,281,293
Cipher Compute LLC, 7.13%, 11/15/30(a)(b)	14,520	15,054,098
Connect Finco SARL/Connect U.S. Finco LLC, 9.00%, 09/15/29(a)(b)	17,190	18,128,510
Connect Holding II LLC, 10.50%, 04/03/31(a)	9,000	9,168,337
Core Scientific Finance I LLC, 7.75%, 05/15/31(a)	10,715	10,680,718
Edged Compute LLC, 7.50%, 04/30/31(a)	9,860	9,668,655
Flash Compute LLC, 7.25%, 12/31/30(a)(b)	11,540	11,772,753
Frontier Communications Holdings LLC
5.00%, 05/01/28(a)	8,240	8,242,108
6.75%, 05/01/29(a)	6,475	6,475,680
GCI LLC, 4.75%, 10/15/28(a)	5,180	5,061,782
Hughes Satellite Systems Corp.
5.25%, 08/01/26(b)	6,220	5,636,992
6.63%, 08/01/26(b)	5,575	3,974,663
Schedule of Investments
16

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® 0-5 Year High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Telecommunications (continued)
Iliad Holding SAS
7.00%, 10/15/28(a)	$6,628	$6,665,780
8.50%, 04/15/31(a)	285	301,778
Level 3 Financing, Inc.
3.63%, 01/15/29(a)(b)	3,270	3,112,813
3.75%, 07/15/29(a)(b)	3,825	3,613,411
Meridian Arc Holdco LLC, 6.25%, 04/30/31(a)	14,690	14,686,830
PR RNO Property Owner 1 LLC, 6.50%, 05/01/31(a)	13,525	13,407,800
SE COSMOS LLC, 8.88%, 05/01/31(a)	4,200	4,179,000
SV RNO Property Owner 1 LLC, 5.88%, 03/01/31(a)	20,115	19,778,979
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC
4.75%, 04/15/28(a)(b)	5,565	5,548,864
6.50%, 02/15/29(a)(b)	9,946	9,765,538
Viasat, Inc.
5.63%, 04/15/27(a)(b)	5,726	5,714,616
6.50%, 07/15/28(a)	3,340	3,331,884
Viavi Solutions, Inc., 3.75%, 10/01/29(a)	3,195	3,042,948
Vmed O2 U.K. Financing I PLC, 4.25%, 01/31/31(a)	11,275	9,725,702
WULF Compute LLC, 7.75%, 10/15/30(a)	28,265	29,718,104
Zayo Group Holdings, Inc.
9.25%, 03/09/30, (5.75% Cash and 0.50% PIK)(a)(b)(f)	10,631	10,637,743
13.75%, 09/09/30, (7.13% Cash and 1.88% PIK)(a)(f)	7,436	7,318,854
Zegona Finance PLC, 8.63%, 07/15/29(a)(b)	7,343	7,688,404
		357,523,547
Transportation — 0.4%
Beacon Mobility Corp., 7.25%, 08/01/30(a)	4,665	4,855,077
First Student Bidco, Inc./First Transit Parent, Inc., 4.00%, 07/31/29(a)	7,046	6,736,509
Rand Parent LLC, 8.50%, 02/15/30(a)(b)	7,895	8,182,536
RXO, Inc., 6.38%, 05/15/31(a)(b)	3,420	3,393,465
Star Leasing Co. LLC, 7.63%, 02/15/30(a)	6,230	6,017,604
		29,185,191
Trucking & Leasing — 0.1%
FTAI Aviation Investors LLC
5.50%, 05/01/28(a)(b)	8,552	8,552,425
7.88%, 12/01/30(a)	400	419,907
		8,972,332
Total Corporate Bonds & Notes — 97.9% (Cost: $7,395,689,245)		7,404,626,773
Floating Rate Loan Interests(h)
Retail — 0.2%
SAKS Global Enterprises LLC
DIP First Out Interim Delayed Draw Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 11.00%), 14.67%, 01/14/33	11,897	10,955,116
DIP Second Out Roll-Up DDTL, (1-mo. CME Term SOFR at 0.00% Floor + 12.50%), 16.16%, 07/15/26	2,795	1,224,310
Security	Par (000)	Value
Retail (continued)
(1-mo. CME Term SOFR at 0.00% Floor + 12.50%), 16.17%, 07/15/26	$5,096	$2,242,693
Total Floating Rate Loan Interests — 0.2% (Cost: $15,346,094)		14,422,119
	Shares
Common Stocks
Aerospace & Defense — 0.0%
Incora Top Holdco LLC, NVS(a)(b)(d)	6,597	40,769
Incora Top Holdco LLC, NVS(d)	129,875	802,628
		843,397
Health Care Technology — 0.0%
Quincy Health LLC(d)(e)	25,958	—
Total Common Stocks — 0.0% (Cost $16,041,089)		843,397
Total Long-Term Investments — 98.1% (Cost: $7,427,076,428)		7,419,892,289
Short-Term Securities
Money Market Funds — 14.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.83%(i)(j)(k)	958,317,854	958,605,350
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.61%(i)(j)	120,190,000	120,190,000
Total Short-Term Securities — 14.3% (Cost: $1,078,459,938)		1,078,795,350
Total Investments — 112.4% (Cost: $8,505,536,366)		8,498,687,639
Liabilities in Excess of Other Assets — (12.4)%		(935,565,385)
Net Assets — 100.0%		$7,563,122,254

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)	Issuer filed for bankruptcy and/or is in default.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Non-income producing security.
(f)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(g)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(h)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(i)	Affiliate of the Fund.
(j)	Annualized 7-day yield as of period end.
(k)	All or a portion of this security was purchased with the cash collateral from loaned securities.
17
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® 0-5 Year High Yield Corporate Bond ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/26	Shares Held at 04/30/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institu- tional, SL Agency Shares	$1,164,723,448	$—	$(205,900,537)(a)	$(28,374)	$(189,187)	$958,605,350	958,317,854	$3,162,734 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	197,380,000	—	(77,190,000)(a)	—	—	120,190,000	120,190,000	2,356,767	—
				$(28,374)	$(189,187)	$1,078,795,350		$5,519,501	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$7,403,910,456	$716,317	$7,404,626,773
Floating Rate Loan Interests	—	14,422,119	—	14,422,119
Common Stocks	—	—	843,397	843,397
Short-Term Securities
Money Market Funds	1,078,795,350	—	—	1,078,795,350
	$1,078,795,350	$7,418,332,575	$1,559,714	$8,498,687,639
See notes to financial statements.
Schedule of Investments
18

Schedule of Investments (unaudited)
April 30, 2026
iShares® Broad USD High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Advertising — 1.1%
Advantage Sales & Marketing, Inc., 9.00%, 11/15/30(a)(b)	$9,990	$7,968,356
Clear Channel Outdoor Holdings, Inc.
7.13%, 02/15/31(a)	18,107	18,824,254
7.50%, 06/01/29(a)	19,738	19,774,318
7.50%, 03/15/33(a)(b)	13,617	14,304,304
7.75%, 04/15/28(a)	18,589	18,722,395
7.88%, 04/01/30(a)	12,750	13,274,637
CMG Media Corp., 8.88%, 06/18/29(a)(b)	9,578	8,536,006
Lamar Media Corp.
3.63%, 01/15/31	9,006	8,450,874
3.75%, 02/15/28	9,637	9,449,879
4.00%, 02/15/30	8,807	8,444,735
4.88%, 01/15/29	6,664	6,616,600
5.38%, 11/01/33(a)(b)	6,149	6,083,760
Neptune Bidco U.S., Inc.
9.29%, 04/15/29(a)	48,638	49,190,016
9.50%, 02/15/33(a)	29,290	29,313,239
10.38%, 05/15/31(a)(b)	23,691	24,448,425
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.25%, 01/15/29(a)	9,015	8,795,249
4.63%, 03/15/30(a)(b)	7,798	7,587,575
5.00%, 08/15/27(a)	9,452	9,437,993
7.38%, 02/15/31(a)(b)	7,855	8,215,387
Stagwell Global LLC, 5.63%, 08/15/29(a)(b)	18,682	17,771,338
		295,209,340
Aerospace & Defense — 2.0%
AAR Escrow Issuer LLC, 6.75%, 03/15/29(a)	13,184	13,581,537
ATI, Inc.
4.88%, 10/01/29(b)	5,332	5,296,035
5.13%, 10/01/31	5,659	5,637,117
5.88%, 12/01/27(b)	5,091	5,096,254
7.25%, 08/15/30(b)	7,725	8,045,410
Bombardier, Inc.
6.75%, 06/15/33(a)	13,157	13,718,843
7.00%, 06/01/32(a)(b)	12,715	13,272,476
7.25%, 07/01/31(a)(b)	13,046	13,726,858
7.45%, 05/01/34(a)(b)	8,606	9,465,154
7.50%, 02/01/29(a)(b)	13,691	14,222,060
8.75%, 11/15/30(a)(b)	13,505	14,338,461
Efesto Bidco SpA Efesto U.S. LLC, 7.50%, 02/15/32(a)	14,805	14,743,844
Goat Holdco LLC, 6.75%, 02/01/32(a)	13,927	14,271,805
Incora Top Holdco LLC, 6.00%, 01/31/33(c)(d)(e)	1,394	344,635
Moog, Inc., 5.50%, 10/15/34(a)	8,300	8,307,404
TransDigm, Inc.
4.63%, 01/15/29(b)	22,259	21,964,493
4.88%, 05/01/29(b)	13,891	13,727,618
6.00%, 01/15/33(a)	29,788	30,072,763
6.13%, 07/31/34(a)(b)	20,709	20,731,778
6.25%, 01/31/34(a)(b)	8,811	9,010,182
6.38%, 03/01/29(a)	50,894	51,909,590
6.38%, 05/31/33(a)	50,002	50,386,465
6.63%, 03/01/32(a)	39,853	40,956,649
6.75%, 08/15/28(a)	38,044	38,557,898
6.75%, 01/31/34(a)(b)	37,006	38,016,116
6.88%, 12/15/30(a)	27,163	27,994,324
Security	Par (000)	Value
Aerospace & Defense (continued)
7.13%, 12/01/31(a)	$18,596	$19,270,477
		516,666,246
Agriculture — 0.1%
Darling Ingredients, Inc., 6.00%, 06/15/30(a)	17,862	18,016,917
Turning Point Brands, Inc., 7.63%, 03/15/32(a)	5,073	5,226,499
		23,243,416
Airlines — 0.8%
Allegiant Travel Co., 7.25%, 08/15/27(a)(b)	8,288	8,315,591
American Airlines, Inc., 7.25%, 02/15/28(a)(b)	14,867	15,066,500
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/29(a)(b)	55,225	55,262,003
JetBlue Airways Corp/JetBlue Loyalty LP, 9.88%, 09/20/31(a)(b)	36,118	33,639,166
OneSky Flight LLC, 8.88%, 12/15/29(a)(b)	10,701	11,301,797
United Airlines Holdings, Inc.
4.88%, 03/01/29(b)	17,388	17,128,251
5.38%, 03/01/31(b)	18,481	18,215,130
VistaJet Malta Finance PLC/Vista Management Holding, Inc.
6.38%, 02/01/30(a)(b)	17,208	16,114,685
7.88%, 05/01/27(a)(b)	8,599	8,599,524
8.75%, 01/15/32(a)	8,970	8,673,551
9.50%, 06/01/28(a)(b)	9,011	9,109,010
		201,425,208
Apparel — 0.5%
Beach Acquisition Bidco LLC, 10.00%, 07/15/33, (10.00% Cash or 10.75% PIK)(a)(f)	42,437	46,680,901
Champ Acquisition Corp., 8.38%, 12/01/31(a)(b)	8,364	8,811,298
Crocs, Inc.
4.13%, 08/15/31(a)(b)	6,685	6,220,628
4.25%, 03/15/29(a)(b)	6,320	6,135,531
Kontoor Brands, Inc., 4.13%, 11/15/29(a)	7,073	6,738,479
Levi Strauss & Co., 3.50%, 03/01/31(a)(b)	8,947	8,235,149
Under Armour, Inc., 7.25%, 07/15/30(a)(b)	6,853	6,981,192
VF Corp.
2.95%, 04/23/30(b)	12,540	11,377,683
6.00%, 10/15/33(b)	4,315	4,325,680
6.45%, 11/01/37	5,978	5,720,336
William Carter Co. (The), 7.38%, 02/15/31(a)(b)	11,075	11,384,659
Wolverine World Wide, Inc., 4.00%, 08/15/29(a)(b)	9,834	9,192,525
		131,804,061
Auto Manufacturers — 1.3%
Allison Transmission, Inc.
3.75%, 01/30/31(a)(b)	16,752	15,740,380
4.75%, 10/01/27(a)	7,268	7,254,981
5.88%, 06/01/29(a)(b)	9,487	9,575,884
5.88%, 12/01/33(a)(b)	7,708	7,781,658
Aston Martin Capital Holdings Ltd., 10.00%, 03/31/29(a)(b)	20,394	16,373,017
Jaguar Land Rover Automotive PLC
4.50%, 10/01/27(a)	9,022	8,918,041
5.50%, 07/15/29(a)(b)	7,295	7,213,377
5.88%, 01/15/28(a)(b)	9,742	9,738,609
JB Poindexter & Co., Inc., 8.75%, 12/15/31(a)(b)	16,168	16,753,977
19
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Broad USD High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Auto Manufacturers (continued)
New Flyer Holdings, Inc., 9.25%, 07/01/30(a)	$10,853	$11,710,919
Nissan Motor Acceptance Co. LLC
2.45%, 09/15/28(a)	6,302	5,821,787
2.75%, 03/09/28(a)	10,401	9,862,957
5.30%, 09/13/27(a)	6,526	6,505,718
5.55%, 09/13/29(a)	5,174	5,065,449
5.63%, 09/29/28(a)(b)	13,420	13,345,274
6.13%, 09/30/30(a)	23,250	22,898,576
7.05%, 09/15/28(a)	13,089	13,423,034
Nissan Motor Co. Ltd.
4.35%, 09/17/27(a)	43,340	42,820,756
4.81%, 09/17/30(a)(b)	43,749	40,858,037
7.50%, 07/17/30(a)	18,695	19,316,963
7.75%, 07/17/32(a)	13,326	13,891,823
8.13%, 07/17/35(a)	21,079	22,239,858
PM General Purchaser LLC, 9.50%, 10/01/28(a)	12,425	11,578,485
Wabash National Corp., 4.50%, 10/15/28(a)(b)	7,196	6,350,892
		345,040,452
Auto Parts & Equipment — 1.9%
Adient Global Holdings Ltd.
7.00%, 04/15/28(a)(b)	10,527	10,710,170
7.50%, 02/15/33(a)(b)	15,364	15,716,512
8.25%, 04/15/31(a)(b)	9,070	9,461,243
American Axle & Manufacturing, Inc.
5.00%, 10/01/29(b)	10,613	10,312,559
6.38%, 10/15/32(a)	15,610	15,582,105
6.88%, 07/01/28(b)	4,705	4,710,411
7.75%, 10/15/33(a)(b)	23,676	23,115,533
Aptiv Swiss Holdings Ltd., 6.88%, 12/15/54, (5-year CMT + 3.39%)(b)(g)	8,836	9,058,422
Clarios Global LP/Clarios U.S. Finance Co.
6.75%, 05/15/28(a)(b)	14,304	14,552,543
6.75%, 02/15/30(a)	19,619	20,270,155
6.75%, 09/15/32(a)(b)	21,531	22,024,921
Cooper-Standard Automotive, Inc., 9.25%, 03/01/31(a)	21,055	20,231,539
Cyprium Corp./Cyprium Holdings Luxembourg SARL
6.13%, 04/15/31(a)	11,406	11,484,747
6.38%, 04/15/34(a)	12,412	12,396,244
Dexko Global, Inc., 7.50%, 04/15/32(a)	12,455	11,206,419
Forvia SE
6.75%, 09/15/33(a)(b)	9,520	9,547,103
8.00%, 06/15/30(a)(b)	9,278	9,758,916
Garrett Motion Holdings, Inc./Garrett LX I SARL, 7.75%, 05/31/32(a)	15,270	15,942,857
Goodyear Tire & Rubber Co.(The)
5.00%, 07/15/29(b)	15,385	14,758,306
5.25%, 04/30/31(b)	10,027	9,137,749
5.25%, 07/15/31(b)	10,975	9,975,952
5.63%, 04/30/33(b)	7,986	7,161,259
6.63%, 07/15/30(b)	9,350	9,257,022
IHO Verwaltungs GmbH
6.38%, 05/15/29, (6.38% Cash or 7.13% PIK)(a)(b)(f)	7,020	7,051,583
7.38%, 05/15/33, (7.38% Cash or 8.13% PIK)(a)(f)	2,052	2,087,272
7.75%, 11/15/30, (7.75% Cash or 8.50% PIK)(a)(b)(f)	9,127	9,405,529
Security	Par (000)	Value
Auto Parts & Equipment (continued)
8.00%, 11/15/32, (8.00% Cash or 8.75% PIK)(a)(f)	$7,859	$8,125,656
Phinia, Inc.
6.63%, 10/15/32(a)	8,352	8,556,875
6.75%, 04/15/29(a)	10,266	10,507,672
Qnity Electronics, Inc.
5.75%, 08/15/32(a)	18,014	18,187,313
6.25%, 08/15/33(a)(b)	13,983	14,306,371
Tenneco, Inc., 8.00%, 11/17/28(a)(b)	36,666	37,101,665
Titan International, Inc., 7.00%, 04/30/28(b)	7,563	7,559,076
ZF North America Capital, Inc.
6.75%, 04/23/30(a)	15,091	14,991,446
6.88%, 04/14/28(a)	11,204	11,479,551
6.88%, 04/23/32(a)(b)	12,344	12,079,392
7.13%, 04/14/30(a)(b)	11,315	11,345,109
7.50%, 03/24/31(a)(b)	29,032	29,069,380
		498,226,577
Automobile Abs — 0.0%
Realtruck Group Inc, 6.25%, 07/31/31	7,847	9,127,447
Banks — 0.2%
Armor Holdco, Inc., 8.50%, 11/15/29(a)(b)	5,142	5,102,612
Dresdner Funding Trust I, 8.15%, 06/30/31(a)(b)	20,723	22,432,962
Freedom Mortgage Corp., 12.25%, 10/01/30(a)	9,149	9,929,044
Walker & Dunlop, Inc., 6.63%, 04/01/33(a)(b)	6,688	6,650,937
		44,115,555
Beverages — 0.1%
Primo Water Holdings, Inc./Triton Water Holdings, Inc.
4.38%, 04/30/29(a)	12,071	11,780,033
6.25%, 04/01/29(a)(b)	12,346	12,360,704
		24,140,737
Biotechnology — 0.3%
BioMarin Pharmaceutical, Inc., 5.50%, 02/15/34(a)(b)	15,376	15,267,881
Emergent BioSolutions, Inc., 3.88%, 08/15/28(a)	8,136	7,241,444
Genmab A/S/Genmab Finance LLC
6.25%, 12/15/32(a)	30,250	31,044,062
7.25%, 12/15/33(a)	20,247	21,110,889
		74,664,276
Building Materials — 2.0%
ACProducts Holdings, Inc., 6.38%, 05/15/29(a)	7,899	3,633,540
AmeriTex HoldCo Intermediate LLC, 7.63%, 08/15/33(a)	13,767	14,310,645
Boise Cascade Co., 4.88%, 07/01/30(a)(b)	7,462	7,342,017
Builders FirstSource, Inc.
4.25%, 02/01/32(a)(b)	23,963	22,228,963
5.00%, 03/01/30(a)	9,910	9,698,039
6.38%, 06/15/32(a)(b)	13,231	13,323,207
6.38%, 03/01/34(a)(b)	18,115	18,025,099
6.75%, 05/15/35(a)	14,259	14,399,865
Camelot Return Merger Sub, Inc., 8.75%, 08/01/28(a)	13,413	8,550,538
Cornerstone Building Brands, Inc.
6.13%, 01/15/29(a)	5,291	909,506
9.50%, 08/15/29(a)	8,998	5,722,393
Schedule of Investments
20

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Broad USD High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Building Materials (continued)
CP Atlas Buyer, Inc.
9.75%, 07/15/30(a)(b)	$9,197	$8,550,280
12.75%, 01/15/31, (7.00% Cash and 5.75% PIK)(a)(b)(f)	8,991	6,653,787
EMRLD Borrower LP/Emerald Co-Issuer, Inc.
6.63%, 12/15/30(a)(b)	52,154	53,394,170
6.75%, 07/15/31(a)(b)	8,471	8,757,201
Griffon Corp., 5.75%, 03/01/28	17,402	17,359,696
James Hardie International Finance DAC, 5.00%, 01/15/28(a)	791	788,518
JELD-WEN Holding, Inc., 7.00%, 09/01/32(a)(b)	5,729	2,898,794
Jeld-Wen, Inc., 4.88%, 12/15/27(a)	6,639	4,943,915
Knife River Corp., 7.75%, 05/01/31(a)(b)	6,724	6,981,778
Masterbrand, Inc., 7.00%, 07/15/32(a)(b)	12,075	12,009,382
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC, 6.75%, 04/01/32(a)(b)	12,832	12,683,656
MIWD Holdco II LLC/MIWD Finance Corp., 5.50%, 02/01/30(a)(b)	9,230	8,515,274
New Enterprise Stone & Lime Co., Inc., 5.25%, 07/15/28(a)	10,726	10,633,154
Oscar AcquisitionCo LLC/Oscar Finance, Inc., 9.50%, 04/15/30(a)(b)	9,496	4,700,520
Quikrete Holdings, Inc.
6.38%, 03/01/32(a)(b)	72,287	73,427,546
6.75%, 03/01/33(a)	28,844	29,249,685
Smyrna Ready Mix Concrete LLC
6.00%, 11/01/28(a)	19,554	19,538,022
8.88%, 11/15/31(a)	20,278	21,232,323
Standard Building Solutions, Inc.
5.88%, 03/15/34(a)	11,773	11,477,229
6.25%, 08/01/33(a)	20,228	20,215,036
6.50%, 08/15/32(a)(b)	18,611	18,794,877
Standard Industries, Inc./New York
3.38%, 01/15/31(a)(b)	19,607	17,796,897
4.38%, 07/15/30(a)	28,098	26,827,266
4.75%, 01/15/28(a)	17,480	17,379,446
Wilsonart LLC, 11.00%, 08/15/32(a)(b)	9,021	6,970,306
		539,922,570
Chemicals — 3.1%
Ashland, Inc.
3.38%, 09/01/31(a)(b)	8,245	7,354,572
6.88%, 05/15/43(b)	5,199	5,127,474
ASP Unifrax Holdings, Inc.
7.10%, 09/30/29, (5.85% Cash and 1.25% PIK)(a)(f)	7,982	19,954
11.18%, 09/30/29, (10.43% Cash or 11.18% PIK)(a)(f)	7,124	2,903,204
Axalta Coating Systems Dutch Holding B BV, 7.25%, 02/15/31(a)(b)	8,871	9,211,550
Axalta Coating Systems LLC, 3.38%, 02/15/29(a)(b)	12,742	12,132,927
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV, 4.75%, 06/15/27(a)(b)	9,180	9,138,160
Celanese U.S. Holdings LLC
6.50%, 04/15/30(b)	13,808	14,124,535
6.75%, 04/15/33(b)	20,820	21,444,246
6.85%, 11/15/28(b)	13,940	14,580,320
7.00%, 02/15/31(b)	11,591	12,060,412
7.05%, 11/15/30	18,224	19,562,006
Security	Par (000)	Value
Chemicals (continued)
7.20%, 11/15/33(b)	$17,967	$19,425,705
7.33%, 07/15/29	15,120	15,862,120
7.38%, 07/15/32(b)	18,607	19,719,364
7.38%, 02/15/34(b)	14,369	15,044,113
Cerdia Finanz GmbH, 9.38%, 10/03/31(a)(b)	16,128	15,442,560
Chemours Co.(The)
4.63%, 11/15/29(a)(b)	12,588	12,074,254
5.75%, 11/15/28(a)(b)	12,586	12,558,068
7.88%, 03/15/34(a)	10,656	10,897,028
8.00%, 01/15/33(a)(b)	10,798	11,129,391
Consolidated Energy Finance SA
5.63%, 10/15/28(a)(b)	9,609	9,128,550
12.00%, 02/15/31(a)(b)	9,866	10,112,650
CVR Partners LP/CVR Nitrogen Finance Corp., 6.13%, 06/15/28(a)(b)	10,025	10,018,235
Element Solutions, Inc., 3.88%, 09/01/28(a)	14,301	13,942,640
FMC Corp.
3.45%, 10/01/29(b)	7,492	6,779,658
4.50%, 10/01/49(b)	8,800	5,497,308
5.65%, 05/18/33(b)	8,929	7,892,449
6.38%, 05/18/53(b)	8,812	6,647,367
8.45%, 11/01/55, (5-year CMT + 4.37%)(g)	14,363	9,518,846
HB Fuller Co., 4.25%, 10/15/28(b)	6,634	6,493,209
Herens Holdco SARL, 4.75%, 05/15/28(a)(b)	5,970	5,283,450
Huntsman International LLC
2.95%, 06/15/31	7,551	6,447,403
4.50%, 05/01/29	14,171	13,571,373
5.70%, 10/15/34(b)	5,997	5,629,035
INEOS Finance PLC
6.75%, 05/15/28(a)(b)	8,191	8,226,459
7.50%, 04/15/29(a)(b)	13,737	13,566,712
INEOS Quattro Finance 2 PLC, 9.63%, 03/15/29(a)(b)	7,563	7,336,110
Ingevity Corp., 3.88%, 11/01/28(a)(b)	10,746	10,365,945
Innophos Holdings, Inc., 11.50%, 06/15/29(a)(b)	7,931	7,316,348
Mativ Holdings, Inc., 8.00%, 10/01/29(a)(b)	7,290	7,055,570
Methanex Corp.
5.13%, 10/15/27	12,955	12,962,290
5.25%, 12/15/29(b)	13,269	13,187,788
5.65%, 12/01/44(b)	5,018	4,562,703
Methanex U.S. Operations, Inc., 6.25%, 03/15/32(a)(b)	11,237	11,563,390
Minerals Technologies, Inc., 5.00%, 07/01/28(a)(b)	7,489	7,444,141
NOVA Chemicals Corp.
4.25%, 05/15/29(a)	10,455	10,185,784
5.25%, 06/01/27(a)	16,991	16,983,656
7.00%, 12/01/31(a)	8,803	9,315,493
9.00%, 02/15/30(a)	11,599	12,232,735
Nufarm Australia Ltd./Nufarm Americas, Inc., 5.00%, 01/27/30(a)	6,178	5,679,275
Olin Corp.
5.00%, 02/01/30(b)	9,659	9,361,444
5.63%, 08/01/29	12,668	12,582,886
6.63%, 04/01/33(a)(b)	11,448	11,340,928
Olympus Water U.S. Holding Corp.
4.25%, 10/01/28(a)	15,193	14,777,256
6.25%, 10/01/29(a)	6,083	5,945,731
6.75%, 08/01/32(a)	19,698	19,092,797
7.25%, 06/15/31(a)(b)	15,892	15,986,224
21
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Broad USD High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Chemicals (continued)
Series 144*, 7.25%, 02/15/33(a)	$30,138	$29,458,171
Perimeter Holdings LLC, 6.25%, 01/15/34(a)	10,178	10,128,942
Rain Carbon, Inc., 12.25%, 09/01/29(a)(b)	8,993	9,461,778
SCIH Salt Holdings, Inc.
4.88%, 05/01/28(a)	19,578	19,386,243
6.63%, 05/01/29(a)	13,039	12,942,642
SK Invictus Intermediate II SARL, 5.00%, 10/30/29(a)	12,781	12,594,392
Solstice Advanced Materials, Inc., 5.63%, 09/30/33(a)(b)	19,341	19,237,978
Trinseo Luxco Finance SPV SARL/Trinseo NA Finance SPV LLC, 7.63%, 05/03/29, (5.13% Cash and 2.50% PIK)(a)(b)(f)	6,088	121,752
Tronox, Inc.
4.63%, 03/15/29(a)(b)	19,590	16,394,187
9.13%, 09/30/30(a)(b)	6,747	6,856,268
WR Grace Holdings LLC
5.63%, 08/15/29(a)	20,982	20,018,891
6.63%, 08/15/32(a)	13,847	13,744,190
7.00%, 08/01/33(a)	9,179	9,117,868
7.38%, 03/01/31(a)	6,188	6,252,361
		809,561,464
Coal — 0.1%
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp., 8.63%, 06/15/29(a)	8,044	8,401,524
Coronado Finance Pty Ltd., 9.25%, 10/01/29(a)	7,131	6,429,985
SunCoke Energy, Inc., 4.88%, 06/30/29(a)(b)	9,496	8,754,710
		23,586,219
Commercial Services — 5.1%
ADT Security Corp.(The)
4.13%, 08/01/29(a)(b)	17,635	16,959,801
4.88%, 07/15/32(a)(b)	14,010	13,342,681
5.88%, 10/15/33(a)(b)	18,637	18,360,190
Albion Financing 1 SARL/Aggreko Holdings, Inc., 7.00%, 05/21/30(a)	25,116	25,944,828
Allied Universal Holdco LLC, 7.88%, 02/15/31(a)	44,817	47,007,296
Allied Universal Holdco LLC/Allied Universal Finance Corp.
6.00%, 06/01/29(a)(b)	17,587	17,450,937
6.88%, 06/15/30(a)(b)	19,515	20,078,035
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL, 4.63%, 06/01/28(a)	36,603	36,072,909
Alta Equipment Group, Inc., 9.00%, 06/01/29(a)(b)	8,896	8,447,337
AMN Healthcare, Inc.
4.00%, 04/15/29(a)(b)	5,991	5,726,833
6.50%, 01/15/31(a)	7,334	7,308,219
APi Group DE, Inc.
4.13%, 07/15/29(a)(b)	6,297	6,136,824
4.75%, 10/15/29(a)(b)	4,441	4,351,724
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
4.75%, 04/01/28(a)(b)	7,615	7,434,385
5.38%, 03/01/29(a)(b)	10,919	10,609,620
5.75%, 07/15/27(a)(b)	5,821	5,815,979
5.75%, 07/15/27(a)(b)	5,407	5,403,847
Security	Par (000)	Value
Commercial Services (continued)
8.00%, 02/15/31(a)(b)	$8,961	$9,044,965
8.25%, 01/15/30(a)(b)	11,197	11,496,632
8.38%, 06/15/32(a)	10,570	10,626,750
Belron U.K. Finance PLC, 5.75%, 10/15/29(a)	20,904	21,113,905
Block, Inc.
3.50%, 06/01/31(b)	18,549	16,844,822
5.63%, 08/15/30(a)	23,086	23,109,294
6.00%, 08/15/33(a)	19,959	19,920,479
6.50%, 05/15/32(b)	38,243	38,971,668
Brink's Co.(The)
4.63%, 10/15/27(a)	10,858	10,806,046
6.50%, 06/15/29(a)	7,972	8,155,962
6.75%, 06/15/32(a)(b)	7,322	7,511,816
Carriage Services, Inc., 4.25%, 05/15/29(a)	6,947	6,725,653
Champions Financing, Inc., 8.75%, 02/15/29(a)(b)	10,806	10,515,483
Cimpress PLC, 7.38%, 09/15/32(a)(b)	7,928	8,028,606
Clarivate Science Holdings Corp.
3.88%, 07/01/28(a)(b)	16,979	16,398,502
4.88%, 07/01/29(a)(b)	16,184	14,677,477
CompoSecure Holdings LLC, 5.63%, 02/01/33(a)(b)	17,004	16,667,151
CoreCivic, Inc., 8.25%, 04/15/29	9,881	10,293,502
CPI CG, Inc., 10.00%, 07/15/29(a)	4,661	4,898,023
Dcli Bidco LLC, 7.75%, 11/15/29(a)(b)	10,424	10,708,669
Deluxe Corp.
8.00%, 06/01/29(a)(b)	9,070	9,173,788
8.13%, 09/15/29(a)	7,985	8,327,006
EquipmentShare.com, Inc.
8.00%, 03/15/33(a)(b)	8,981	9,418,284
8.63%, 05/15/32(a)	10,443	11,075,480
9.00%, 05/15/28(a)(b)	21,774	22,574,064
Garda World Security Corp.
6.00%, 06/01/29(a)(b)	9,067	8,884,950
6.50%, 01/15/31(a)	12,218	12,481,591
7.75%, 02/15/28(a)	8,735	8,892,143
8.25%, 08/01/32(a)	10,043	10,275,445
8.38%, 11/15/32(a)	18,301	18,882,569
GEO Group, Inc.(The)
8.63%, 04/15/29	12,372	12,872,101
10.25%, 04/15/31	11,393	12,227,578
Graham Holdings Co., 5.63%, 12/01/33(a)(b)	9,014	8,922,109
Grand Canyon University, 5.13%, 10/01/28(b)	6,870	6,806,640
Herc Holdings, Inc.
5.75%, 03/15/31(a)(b)	11,633	11,660,931
6.00%, 03/15/34(a)(b)	10,376	10,287,964
6.63%, 06/15/29(a)(b)	15,441	15,821,605
7.00%, 06/15/30(a)(b)	30,661	31,898,877
7.25%, 06/15/33(a)(b)	20,246	21,202,198
Hertz Corp.(The)
5.00%, 12/01/29(a)	16,189	7,958,674
12.63%, 07/15/29(a)(b)	21,007	19,803,599
ION Platform Finance U.S., Inc., 7.88%, 09/30/32(a)	26,349	20,476,504
Korn Ferry, 4.63%, 12/15/27(a)	7,718	7,651,837
Mavis Tire Express Services Topco Corp., 6.50%, 05/15/29(a)(b)	12,610	12,572,634
Mobius Merger Sub, Inc., 9.00%, 06/01/30(a)	8,110	5,506,106
NESCO Holdings II, Inc., 5.50%, 04/15/29(a)	16,323	16,241,597
Paysafe Finance PLC/Paysafe Holdings U.S. Corp., 4.00%, 06/15/29(a)(b)	5,926	4,964,210
Schedule of Investments
22

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Broad USD High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Services (continued)
Prime Security Services Borrower LLC/Prime Finance, Inc., 3.38%, 08/31/27(a)(b)	$18,575	$18,213,176
PROG Holdings, Inc., 6.00%, 11/15/29(a)	10,309	10,072,615
Raven Acquisition Holdings LLC, 6.88%, 11/15/31(a)(b)	24,769	24,518,873
RR Donnelley & Sons Co.
8.50%, 04/15/29(a)	25	25,133
9.50%, 08/01/29(a)	18,581	19,178,100
10.88%, 08/01/29(a)	9,181	9,432,642
Service Corp. International/U.S.
3.38%, 08/15/30	14,862	13,824,195
4.00%, 05/15/31	14,064	13,287,948
4.63%, 12/15/27	9,053	8,986,727
5.13%, 06/01/29(b)	11,770	11,746,373
5.75%, 10/15/32(b)	13,620	13,740,088
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 6.75%, 08/15/32(a)(b)	31,169	31,107,410
Signal Parent, Inc., 6.13%, 04/01/29(a)	4,450	1,718,813
Sotheby's, 8.25%, 04/15/31(a)	11,235	10,914,692
Sotheby's/Bidfair Holdings, Inc., 5.88%, 06/01/29(a)(b)	5,070	4,813,362
Synergy Infrastructure Holdings LLC, 7.88%, 12/01/30(a)	9,980	10,478,042
TriNet Group, Inc.
3.50%, 03/01/29(a)	8,856	8,231,874
7.13%, 08/15/31(a)(b)	6,945	6,893,742
United Rentals North America, Inc.
3.75%, 01/15/32	12,780	11,861,891
3.88%, 11/15/27(b)	12,089	11,927,513
3.88%, 02/15/31	18,697	17,705,564
4.00%, 07/15/30(b)	12,804	12,275,739
4.88%, 01/15/28	27,311	27,262,731
5.25%, 01/15/30(b)	12,048	12,071,927
5.38%, 11/15/33(a)	25,165	24,882,713
6.13%, 03/15/34(a)	18,825	19,344,043
Upbound Group, Inc., 6.38%, 02/15/29(a)(b)	8,822	8,717,756
Valvoline, Inc., 3.63%, 06/15/31(a)(b)	9,588	8,734,135
Veritiv Operating Co., 10.50%, 11/30/30(a)(b)	19,863	20,931,129
VM Consolidated, Inc., 5.50%, 04/15/29(a)	6,002	5,883,827
VT Topco, Inc., 8.50%, 08/15/30(a)(b)	9,402	9,626,228
Wand NewCo 3, Inc., 7.63%, 01/30/32(a)(b)	23,676	24,647,474
WEX, Inc., 6.50%, 03/15/33(a)(b)	10,621	10,578,699
Williams Scotsman, Inc.
4.63%, 08/15/28(a)	8,671	8,583,673
6.63%, 06/15/29(a)	8,982	9,219,322
6.63%, 04/15/30(a)	9,085	9,356,832
7.38%, 10/01/31(a)(b)	7,794	8,117,303
		1,358,739,638
Computers — 1.1%
Ahead DB Holdings LLC, 6.63%, 05/01/28(a)(b)	7,430	7,354,219
Amentum Holdings, Inc., 7.25%, 08/01/32(a)(b)	19,376	20,056,287
CACI International, Inc., 6.38%, 06/15/33(a)	28,124	28,772,350
Conduent Business Services LLC/Conduent State & Local Solutions, Inc., 6.00%, 11/01/29(a)(b)	8,912	6,383,471
Crane NXT Co., 4.20%, 03/15/48	6,385	4,165,830
Crowdstrike Holdings, Inc., 3.00%, 02/15/29(b)	13,623	12,980,392
Diebold Nixdorf, Inc., 7.75%, 03/31/30(a)(b)	17,523	18,407,304
Security	Par (000)	Value
Computers (continued)
Everforth, Inc., 4.63%, 05/15/28(a)(b)	$10,306	$9,633,427
Fortress Intermediate 3, Inc., 7.50%, 06/01/31(a)(b)	13,422	13,555,992
Insight Enterprises, Inc., 6.63%, 05/15/32(a)	9,833	9,753,285
KBR, Inc., 4.75%, 09/30/28(a)(b)	4,512	4,439,014
McAfee Corp., 7.38%, 02/15/30(a)(b)	31,414	25,453,332
NCR Atleos Corp., 9.50%, 04/01/29(a)	25,727	27,369,849
NCR Voyix Corp.
5.00%, 10/01/28(a)	12,110	11,858,659
5.13%, 04/15/29(a)(b)	7,097	6,890,402
Pitney Bowes, Inc., 7.25%, 03/15/29(a)(b)	7,004	7,043,762
Science Applications International Corp.
4.88%, 04/01/28(a)	6,751	6,683,909
5.88%, 11/01/33(a)(b)	10,231	10,091,235
Seagate Data Storage Technology Pte. Ltd.
4.09%, 06/01/29(a)	6,541	6,371,503
5.75%, 12/01/34(a)(b)	6,385	6,494,777
5.88%, 07/15/30(a)(b)	7,016	7,168,296
8.25%, 12/15/29(a)(b)	7,748	8,097,311
8.50%, 07/15/31(a)(b)	7,869	8,242,604
9.63%, 12/01/32(a)(b)	13,556	15,075,926
Unisys Corp., 10.63%, 01/15/31(a)(b)	12,648	10,975,426
Virtusa Corp., 7.13%, 12/15/28(a)(b)	6,009	4,996,528
		298,315,090
Cosmetics & Personal Care — 0.4%
Edgewell Personal Care Co.
4.13%, 04/01/29(a)(b)	8,600	8,219,149
5.50%, 06/01/28(a)(b)	14,728	14,697,800
Opal Bidco SAS, 6.50%, 03/31/32(a)	20,679	21,052,918
P&L Development LLC/PLD Finance Corp., 12.00%, 05/15/29, (9.00% Cash and 3.00% PIK)(a)(f)	9,318	9,247,784
Perrigo Finance Unlimited Co.
4.90%, 12/15/44(b)	4,618	3,372,927
5.15%, 06/15/30(b)	13,609	12,907,787
6.13%, 09/30/32(b)	13,728	12,917,607
Prestige Brands, Inc.
3.75%, 04/01/31(a)(b)	9,852	9,099,902
5.13%, 01/15/28(a)	5,545	5,536,773
		97,052,647
Distribution & Wholesale — 0.4%
American Builders & Contractors Supply Co., Inc.
3.88%, 11/15/29(a)(b)	6,966	6,647,889
4.00%, 01/15/28(a)(b)	11,477	11,335,654
Dealer Tire LLC/DT Issuer LLC, 8.00%, 02/01/28(a)(b)	8,974	8,916,699
Gates Corp./DE, 6.88%, 07/01/29(a)	9,841	10,123,806
RB Global Holdings, Inc.
6.75%, 03/15/28(a)	11,404	11,558,619
7.75%, 03/15/31(a)(b)	14,109	14,649,086
Resideo Funding, Inc.
4.00%, 09/01/29(a)(b)	5,499	5,244,583
6.50%, 07/15/32(a)(b)	11,535	11,641,076
S&S Holdings LLC, 8.38%, 10/01/31(a)(b)	11,040	10,158,164
Velocity Vehicle Group LLC, 8.00%, 06/01/29(a)(b)	9,144	8,998,083
Windsor Holdings III LLC, 8.50%, 06/15/30(a)(b)	13,803	14,408,745
		113,682,404
23
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Broad USD High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services — 5.1%
Ally Financial, Inc.
6.65%, 01/17/40, (5-year CMT + 2.45%)(g)	$9,910	$9,758,565
6.70%, 02/14/33(b)	10,578	10,921,268
Aretec Group, Inc.
7.50%, 04/01/29(a)(b)	5,455	5,461,814
10.00%, 08/15/30(a)	12,587	13,330,967
Atlanticus Holdings Corp., 9.75%, 09/01/30(a)(b)	6,748	6,680,870
Azorra Finance Ltd.
6.25%, 02/15/34(a)	7,085	6,807,555
7.25%, 01/15/31(a)	9,486	9,716,842
7.75%, 04/15/30(a)	10,120	10,483,662
Bread Financial Holdings, Inc.
6.75%, 05/15/31(a)	8,909	9,101,826
8.38%, 06/15/35, (5-year CMT + 4.30%)(a)(b)(g)	5,630	5,903,854
Burford Capital Global Finance LLC
6.25%, 04/15/28(a)(b)	7,057	6,878,458
6.88%, 04/15/30(a)(b)	6,233	5,784,785
7.50%, 07/15/33(a)(b)	9,628	7,912,820
8.50%, 01/15/34(a)(b)	9,492	8,020,740
9.25%, 07/01/31(a)(b)	12,794	11,914,413
Cobra AcquisitionCo LLC
6.38%, 11/01/29(a)	7,185	6,282,349
12.25%, 11/01/29(a)	4,489	4,575,238
Coinbase Global, Inc.
3.38%, 10/01/28(a)(b)	20,651	19,800,650
3.63%, 10/01/31(a)(b)	14,069	12,331,711
Credit Acceptance Corp.
6.63%, 03/15/30(a)(b)	7,740	7,714,148
9.25%, 12/15/28(a)(b)	10,498	10,947,398
CrossCountry Intermediate HoldCo LLC
6.50%, 10/01/30(a)	13,757	13,515,641
6.75%, 12/01/32(a)	11,268	10,891,399
Encore Capital Group, Inc.
6.63%, 04/15/31(a)(b)	8,378	8,514,771
8.50%, 05/15/30(a)(b)	8,989	9,599,848
9.25%, 04/01/29(a)	9,149	9,560,705
Enova International, Inc.
9.13%, 08/01/29(a)	9,545	9,998,388
11.25%, 12/15/28(a)	7,294	7,701,268
EZCORP, Inc., 7.38%, 04/01/32(a)(b)	4,701	4,969,709
Focus Financial Partners LLC, 6.75%, 09/15/31(a)(b)	19,221	19,554,383
Freedom Mortgage Holdings LLC
6.88%, 05/01/31(a)	15,104	14,569,107
7.88%, 04/01/33(a)	9,397	9,161,242
8.38%, 04/01/32(a)(b)	10,915	11,066,227
9.13%, 05/15/31(a)(b)	11,606	12,021,077
9.25%, 02/01/29(a)	20,186	20,913,302
GGAM Finance Ltd.
5.88%, 03/15/30(a)	6,262	6,308,151
6.88%, 04/15/29(a)	6,914	7,063,550
8.00%, 06/15/28(a)(b)	10,898	11,351,259
Global Aircraft Leasing Co. Ltd., 8.75%, 09/01/27(a)	21,619	21,928,390
goeasy Ltd.
6.88%, 02/15/31(a)(b)	8,163	6,781,028
7.38%, 10/01/30(a)(b)	7,190	6,117,810
7.63%, 07/01/29(a)(b)	10,824	9,700,129
9.25%, 12/01/28(a)(b)	9,880	9,342,936
Security	Par (000)	Value
Diversified Financial Services (continued)
Series 144*, 6.88%, 05/15/30(a)(b)	$7,067	$5,967,813
GPS Hospitality Holding Co. LLC/GPS Finco, Inc., 7.00%, 08/15/28(a)(c)(e)	5,697	2,763,045
Hightower Holding LLC
6.75%, 04/15/29(a)(b)	3,791	3,765,167
9.13%, 01/31/30(a)	7,371	7,651,489
Jane Street Group/JSG Finance, Inc.
4.50%, 11/15/29(a)	9,839	9,555,788
6.13%, 11/01/32(a)(b)	29,152	29,305,263
6.75%, 05/01/33(a)	29,845	30,660,097
7.13%, 04/30/31(a)	25,049	25,970,071
Jefferies Finance LLC/JFIN Co-Issuer Corp.
5.00%, 08/15/28(a)	18,608	17,851,384
6.63%, 10/15/31(a)(b)	9,109	8,888,098
Jefferson Capital Holdings LLC
8.25%, 05/15/30(a)(b)	8,233	8,616,378
9.50%, 02/15/29(a)(b)	8,217	8,646,346
LD Holdings Group LLC
6.13%, 04/01/28(a)	9,517	8,219,083
8.75%, 11/01/27(a)(b)	6,679	6,257,237
LFS Topco LLC, 8.75%, 07/15/30(a)(b)	6,376	6,160,956
Navient Corp.
4.88%, 03/15/28	8,731	8,512,261
5.50%, 03/15/29(b)	13,737	13,202,989
5.63%, 08/01/33(b)	10,485	8,923,304
7.88%, 06/15/32(b)	9,211	8,866,360
9.38%, 07/25/30(b)	8,699	9,027,187
11.50%, 03/15/31(b)	9,329	10,012,181
OneMain Finance Corp.
3.88%, 09/15/28	11,083	10,717,124
4.00%, 09/15/30(b)	14,943	13,744,848
5.38%, 11/15/29(b)	13,897	13,698,941
6.13%, 05/15/30	14,125	14,120,084
6.50%, 03/15/33	15,119	14,807,954
6.63%, 01/15/28(b)	13,145	13,331,317
6.63%, 05/15/29	15,862	16,135,383
6.75%, 03/15/32	10,808	10,804,882
6.75%, 09/15/33	17,803	17,510,997
7.13%, 11/15/31(b)	13,081	13,264,775
7.13%, 09/15/32	14,671	14,877,233
7.50%, 05/15/31	14,149	14,506,390
7.88%, 03/15/30	12,726	13,266,677
Osaic Holdings, Inc.
6.75%, 08/01/32(a)(b)	17,894	18,174,824
8.00%, 08/01/33(a)(b)	12,680	12,930,696
Oxford Finance LLC/Oxford Finance Co-Issuer II, Inc., 7.75%, 05/15/31(a)	6,540	6,507,293
PennyMac Financial Services, Inc.
4.25%, 02/15/29(a)	11,955	11,422,992
5.75%, 09/15/31(a)(b)	9,404	8,949,267
6.75%, 02/15/34(a)(b)	11,826	11,445,599
6.88%, 05/15/32(a)	15,958	15,782,853
6.88%, 02/15/33(a)	16,070	15,802,492
7.13%, 11/15/30(a)	12,533	12,697,796
7.88%, 12/15/29(a)	14,431	14,973,103
PHH Escrow Issuer LLC/PHH Corp., 9.88%, 11/01/29(a)(b)	12,475	12,599,051
Phoenix Aviation Capital Ltd., 9.25%, 07/15/30(a)(b)	13,591	13,870,404
Planet Financial Group LLC, 10.50%, 12/15/29(a)(b)	10,995	10,686,193
Schedule of Investments
24

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Broad USD High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
PRA Group, Inc.
5.00%, 10/01/29(a)(b)	$6,029	$5,723,834
8.38%, 02/01/28(a)	8,650	8,786,635
8.88%, 01/31/30(a)	10,451	10,813,608
Provident Funding Associates LP/PFG Finance Corp., 9.75%, 09/15/29(a)(b)	9,832	10,238,946
Rfna LP, 7.88%, 02/15/30(a)(b)	8,606	8,541,853
Rocket Companies, Inc.
6.13%, 08/01/30(a)	38,300	38,868,180
6.38%, 08/01/33(a)	34,175	34,591,764
6.50%, 08/01/29(a)	13,254	13,501,704
7.13%, 02/01/32(a)	17,991	18,595,947
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.
3.63%, 03/01/29(a)(b)	13,079	12,552,806
3.88%, 03/01/31(a)	21,506	19,966,145
4.00%, 10/15/33(a)(b)	15,866	14,294,823
SLM Corp., 6.50%, 01/31/30	8,490	8,571,470
Stonebriar ABF Issuer LLC, 8.13%, 12/15/30(a)(b)	13,194	13,859,519
Stonex Escrow Issuer LLC, 6.88%, 07/15/32(a)	10,688	11,050,804
StoneX Group, Inc., 7.88%, 03/01/31(a)(b)	11,477	12,084,512
Synchrony Financial, 7.25%, 02/02/33	15,143	15,698,274
TrueNoord Capital DAC, 8.75%, 03/01/30(a)(b)	7,144	7,284,084
United Wholesale Mortgage LLC
5.50%, 04/15/29(a)(b)	11,388	10,865,915
5.75%, 06/15/27(a)	9,631	9,590,887
UWM Holdings LLC
6.25%, 03/15/31(a)(b)	18,252	16,926,023
6.63%, 02/01/30(a)	15,026	14,421,417
Velocity Commercial Capital LLC, 9.38%, 02/15/31(a)(b)	8,404	8,690,181
VFH Parent LLC/Valor Co-Issuer, Inc., 7.50%, 06/15/31(a)	8,204	8,615,406
		1,350,546,655
Electric — 2.9%
AES Corp.(The)
6.95%, 07/15/55, (5-year CMT + 2.89%)(g)	7,539	7,354,658
7.60%, 01/15/55, (5-year CMT + 3.20%)(g)	16,968	17,285,828
Alpha Generation LLC
6.25%, 01/15/34(a)	13,872	13,777,179
6.75%, 10/15/32(a)	18,607	19,057,401
Atlantica Sustainable Infrastructure Ltd., 4.13%, 06/15/28(a)	6,827	6,668,227
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC, 6.38%, 02/15/32(a)	18,763	18,649,026
Clearway Energy Operating LLC
3.75%, 02/15/31(a)	16,888	15,803,373
3.75%, 01/15/32(a)(b)	4,002	3,689,830
4.75%, 03/15/28(a)	15,522	15,423,333
5.75%, 01/15/34(a)(b)	11,267	11,269,839
ContourGlobal Power Holdings SA, 6.75%, 02/28/30(a)	10,045	10,195,675
DPL LLC, 4.35%, 04/15/29	7,780	7,533,049
Edison International
7.88%, 06/15/54, (5-year CMT + 3.66%)(g)	9,331	9,625,300
8.13%, 06/15/53, (5-year CMT + 3.86%)(b)(g)	7,911	8,116,156
Security	Par (000)	Value
Electric (continued)
Electricite de France SA, 9.13%, (5-year CMT + 5.41%)(a)(g)(h)	$29,129	$33,965,754
Emera U.S. Finance LLC
Series A, 6.65%, 10/01/56, (5-year CMT + 2.87%)(g)	6,623	6,639,935
Series B, 6.85%, 10/01/56, (5-year CMT + 2.65%)(g)	7,129	7,150,323
EUSHI Finance, Inc.
6.25%, 04/01/56, (5-year CMT + 2.51%)(g)	10,932	10,826,773
7.63%, 12/15/54, (5-year CMT + 3.14%)(g)	9,809	10,155,272
Hawaiian Electric Co., Inc., 6.00%, 10/01/33(a)(b)	9,777	9,809,626
Leeward Renewable Energy Operations LLC, 4.25%, 07/01/29(a)(b)	6,908	6,609,366
Long Ridge Energy LLC, 8.75%, 02/15/32(a)(b)	11,695	12,499,745
NRG Energy, Inc.
3.38%, 02/15/29(a)	9,634	9,204,004
3.63%, 02/15/31(a)	18,766	17,432,426
3.88%, 02/15/32(a)	7,833	7,247,150
5.25%, 06/15/29(a)	13,980	13,928,109
5.75%, 01/15/28	14,353	14,369,707
5.75%, 07/15/29(a)	15,661	15,653,862
5.75%, 01/15/34(a)	23,186	23,014,713
5.88%, 05/15/34(a)	10,675	10,636,596
6.00%, 02/01/33(a)(b)	16,327	16,453,240
6.00%, 01/15/36(a)	43,081	42,786,184
6.13%, 05/15/36(a)	6,948	6,921,747
6.25%, 11/01/34(a)(b)	17,479	17,682,281
PacifiCorp
7.13%, 08/15/56, (5-year CMT + 3.29%)(g)	13,316	13,272,555
7.38%, 09/15/55, (5-year CMT + 3.32%)(g)	13,048	13,228,989
Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.50%, 08/15/28(a)	13,313	13,079,964
PG&E Corp.
5.00%, 07/01/28(b)	19,756	19,659,316
5.25%, 07/01/30	18,594	18,407,420
6.85%, 09/15/56, (5-year CMT + 3.23%)(g)	15,016	15,012,992
7.38%, 03/15/55, (5-year CMT + 3.88%)(g)	26,201	26,949,222
Puget Energy, Inc.
7.00%, 09/15/56, (5-year CMT + 2.96%)(a)(g)	8,116	8,126,161
7.25%, 09/15/56, (5-year CMT + 2.85%)(a)(g)	8,398	8,445,205
Talen Energy Supply LLC
6.25%, 02/01/34(a)	25,254	25,065,524
6.50%, 02/01/36(a)	22,599	22,684,578
TransAlta Corp.
5.88%, 02/01/34	6,910	6,892,713
6.50%, 03/15/40	4,785	4,789,833
VoltaGrid LLC, 7.38%, 11/01/30(a)	40,093	41,613,407
XPLR Infrastructure Operating Partners LP
4.50%, 09/15/27(a)(b)	10,097	10,022,815
7.25%, 01/15/29(a)(b)	15,326	15,938,013
7.75%, 04/15/34(a)(b)	13,289	13,928,879
8.38%, 01/15/31(a)(b)	15,690	16,765,801
8.63%, 03/15/33(a)(b)	17,715	18,983,672
		770,302,746
Electrical Components & Equipment — 0.5%
Energizer Holdings, Inc.
4.38%, 03/31/29(a)(b)	13,942	13,411,804
25
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Broad USD High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electrical Components & Equipment (continued)
4.75%, 06/15/28(a)	$11,321	$11,166,707
6.00%, 09/15/33(a)(b)	6,869	6,568,845
EnerSys
4.38%, 12/15/27(a)	5,108	5,041,907
6.63%, 01/15/32(a)(b)	4,556	4,688,502
WESCO Distribution, Inc.
5.25%, 04/15/31(a)	10,295	10,288,588
5.50%, 04/15/34(a)(b)	13,003	12,969,556
6.38%, 03/15/29(a)	18,458	18,821,346
6.38%, 03/15/33(a)(b)	15,939	16,463,281
6.63%, 03/15/32(a)	16,462	17,049,117
7.25%, 06/15/28(a)	16,571	16,612,494
		133,082,147
Electronics — 0.4%
Atkore, Inc., 4.25%, 06/01/31(a)(b)	7,252	6,916,326
Coherent Corp., 5.00%, 12/15/29(a)(b)	17,505	17,315,703
Ingram Micro, Inc., 4.75%, 05/15/29(a)	35,527	34,911,029
Sensata Technologies BV
4.00%, 04/15/29(a)(b)	10,859	10,545,650
5.88%, 09/01/30(a)	9,289	9,359,661
Sensata Technologies, Inc.
3.75%, 02/15/31(a)(b)	13,584	12,617,940
4.38%, 02/15/30(a)	8,365	8,110,393
6.63%, 07/15/32(a)	9,307	9,602,786
TTM Technologies, Inc., 4.00%, 03/01/29(a)(b)	9,513	9,202,884
		118,582,372
Energy - Alternate Sources — 0.1%
TerraForm Power Operating LLC
4.75%, 01/15/30(a)	13,112	12,703,325
5.00%, 01/31/28(a)	12,875	12,749,414
		25,452,739
Engineering & Construction — 0.7%
AECOM, 6.00%, 08/01/33(a)	22,758	22,943,774
Arcosa, Inc.
4.38%, 04/15/29(a)(b)	6,887	6,717,847
6.88%, 08/15/32(a)(b)	11,645	12,095,207
Artera Services LLC, 8.50%, 02/15/31(a)(b)	11,168	9,617,989
ATP Tower Holdings/Andean Telecom Partners Chile SpA/Andean Tower Partners C, 7.88%, 02/03/30(a)(b)	7,934	8,114,741
Brand Industrial Services, Inc., 10.38%, 08/01/30(a)(b)	27,024	24,878,565
Brundage-Bone Concrete Pumping Holdings, Inc., 7.50%, 02/01/32(a)(b)	7,763	7,889,529
Dycom Industries, Inc., 4.50%, 04/15/29(a)	8,759	8,555,293
Fluor Corp., 4.25%, 09/15/28(b)	8,920	8,822,595
Global Infrastructure Solutions, Inc.
5.63%, 06/01/29(a)(b)	6,036	6,026,052
7.50%, 04/15/32(a)(b)	5,079	5,358,228
HTA Group Ltd./Mauritius, 7.50%, 06/04/29(a)(b)	2,871	2,955,980
HTA Group Ltd/Mauritius, 6.75%, 04/01/31(a)	5,000	5,076,624
Railworks Holdings LP/Railworks Rally, Inc., 8.25%, 11/15/28(a)(b)	6,653	6,667,357
TopBuild Corp.
3.63%, 03/15/29(a)	6,795	6,754,065
4.13%, 02/15/32(a)(b)	8,539	8,536,021
5.63%, 01/31/34(a)(b)	13,625	13,801,866
Tutor Perini Corp., 11.88%, 04/30/29(a)	7,624	8,311,997
Security	Par (000)	Value
Engineering & Construction (continued)
Weekley Homes LLC/Weekley Finance Corp.
4.88%, 09/15/28(a)	$7,860	$7,684,977
6.75%, 01/15/34(a)(b)	9,492	9,382,686
		190,191,393
Entertainment — 3.1%
Affinity Interactive, 6.88%, 12/15/27(a)(b)	10,167	6,288,544
Allen Media LLC/Allen Media Co-Issuer, Inc., 10.50%, 02/15/28(a)	4,578	1,785,420
AMC Entertainment Holdings, Inc., 7.50%, 02/15/29(a)(b)	8,833	7,435,899
Banijay Entertainment SASU, 8.13%, 05/01/29(a)	6,541	6,751,431
Boyne USA, Inc., 4.75%, 05/15/29(a)(b)	11,746	11,482,551
Brightstar Lottery PLC, 5.25%, 01/15/29(a)	13,988	13,927,791
Brightstar Lottery PLC/Brightstar Global Solutions Corp., 5.75%, 01/15/33(a)	13,993	13,719,988
Caesars Entertainment, Inc.
4.63%, 10/15/29(a)(b)	21,513	20,763,965
6.00%, 10/15/32(a)(b)	20,510	18,381,730
6.50%, 02/15/32(a)(b)	26,979	26,214,278
7.00%, 02/15/30(a)(b)	36,630	37,186,908
Churchill Downs, Inc.
4.75%, 01/15/28(a)	12,222	12,115,465
5.50%, 04/01/27(a)	11,127	11,116,622
5.75%, 04/01/30(a)(b)	19,994	19,928,718
6.75%, 05/01/31(a)(b)	10,799	11,045,401
Cinemark USA, Inc.
5.25%, 07/15/28(a)(b)	14,976	14,918,176
7.00%, 08/01/32(a)(b)	8,385	8,665,646
Discovery Global Holdings, Inc.
4.05%, 03/15/29	24,756	24,093,282
4.28%, 03/15/32(b)	53,576	48,525,391
5.05%, 03/15/42(b)	72,728	51,893,610
5.14%, 03/15/52	17,342	11,359,010
Great Canadian Gaming Corp./Raptor LLC, 8.75%, 11/15/29(a)(b)	10,502	10,239,570
Jacobs Entertainment, Inc., 6.75%, 02/15/29(a)	9,209	9,024,820
Light & Wonder International, Inc.
6.25%, 10/01/33(a)(b)	19,264	19,104,350
7.25%, 11/15/29(a)	9,825	10,048,853
7.50%, 09/01/31(a)	10,741	11,194,023
Live Nation Entertainment, Inc.
3.75%, 01/15/28(a)	8,719	8,550,502
4.75%, 10/15/27(a)(b)	16,042	15,994,049
6.50%, 05/15/27(a)(b)	16,594	16,601,384
Merlin Entertainments Group U.S. Holdings, Inc., 7.38%, 02/15/31(a)(b)	7,988	6,585,790
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.88%, 05/01/29(a)	12,304	12,029,605
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC
8.25%, 04/15/30(a)	13,597	14,154,410
11.88%, 04/15/31(a)	13,337	14,313,295
Motion Bondco DAC, 6.63%, 11/15/27(a)(b)	6,871	6,595,519
Motion Finco SARL, 8.38%, 02/15/32(a)(b)	6,565	5,377,381
Ontario Gaming GTA LP/OTG Co-Issuer, Inc., 8.00%, 08/01/30(a)(b)	6,713	6,634,107
Penn Entertainment, Inc.
4.13%, 07/01/29(a)(b)	6,139	5,842,847
6.75%, 04/01/31(a)(b)	11,301	11,207,716
Schedule of Investments
26

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Broad USD High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Entertainment (continued)
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.
5.63%, 09/01/29(a)	$11,986	$7,810,684
5.88%, 09/01/31(a)	10,743	6,177,225
Resorts World Las Vegas LLC/RWLV Capital, Inc.
4.63%, 04/16/29(a)(b)	18,756	16,765,713
4.63%, 04/06/31(a)(b)	6,128	5,184,491
8.45%, 07/27/30(a)(b)	7,278	7,213,078
Rivers Enterprise Borrower LLC, 6.25%, 10/15/30(a)	10,803	10,989,589
Rivers Enterprise Borrower LLC/Rivers Enterprise Finance Corp., 6.63%, 02/01/33(a)	10,888	11,117,051
Scientific Games Holdings LP/Scientific Games U.S. FinCo, Inc., 6.63%, 03/01/30(a)(b)	15,161	12,794,708
SeaWorld Parks & Entertainment, Inc., 5.25%, 08/15/29(a)(b)	13,200	12,761,653
Six Flags Entertainment Corp., 7.25%, 05/15/31(a)(b)	15,132	14,920,200
Six Flags Entertainment Corp./Canada's Wonderland Co./Magnum Management Corp.
5.25%, 07/15/29(b)	8,944	8,604,523
6.50%, 10/01/28(b)	4,843	4,856,594
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc./Canada's Wonderland Co., 6.63%, 05/01/32(a)(b)	16,289	16,578,749
Six Flags Entertainment Corp/Canada's Wonderland Co/Millennium Operations LLC, 8.63%, 01/15/32(a)(b)	19,198	19,517,666
Speedway Motorsports LLC/Speedway Funding II, Inc., 4.88%, 11/01/27(a)	6,674	6,640,627
Universal Entertainment Corp., 9.88%, 08/01/29(a)(b)	5,006	4,801,076
Vail Resorts, Inc.
5.63%, 07/15/30(a)(b)	9,252	9,196,858
6.50%, 05/15/32(a)(b)	10,720	10,935,965
Voyager Parent LLC, 9.25%, 07/01/32(a)(b)	29,618	31,497,055
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
5.13%, 10/01/29(a)(b)	13,535	13,445,185
6.25%, 03/15/33(a)(b)	14,208	14,277,690
7.13%, 02/15/31(a)(b)	19,544	20,685,409
		827,869,836
Environmental Control — 0.7%
Clean Harbors, Inc.
5.13%, 07/15/29(a)(b)	5,066	5,027,981
5.75%, 10/15/33(a)(b)	12,176	12,289,054
6.38%, 02/01/31(a)(b)	8,834	8,990,697
Enviri Corp., 5.75%, 07/31/27(a)(b)	8,521	8,506,459
GFL Environmental Holdings U.S., Inc., 5.50%, 02/01/34(a)	17,143	16,863,204
GFL Environmental, Inc.
4.00%, 08/01/28(a)(b)	14,230	13,906,929
4.38%, 08/15/29(a)	9,594	9,385,097
4.75%, 06/15/29(a)	13,908	13,743,529
6.75%, 01/15/31(a)	18,329	19,003,214
Luna 1.5 SARL, 12.00%, 07/01/32, (12.00% PIK)(a)(f)	5,524	5,869,788
Security	Par (000)	Value
Environmental Control (continued)
Madison IAQ LLC
4.13%, 06/30/28(a)	$12,923	$12,742,930
5.88%, 06/30/29(a)	19,001	18,949,578
Reworld Holding Corp., 4.88%, 12/01/29(a)(b)	12,780	12,214,548
Waste Pro USA, Inc., 7.00%, 02/01/33(a)	15,053	15,334,573
Wrangler Holdco Corp., 6.63%, 04/01/32(a)(b)	9,723	10,030,422
		182,858,003
Food — 2.4%
Albertsons Companies, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
3.50%, 03/15/29(a)	25,006	23,846,709
4.88%, 02/15/30(a)(b)	17,189	16,825,772
5.50%, 03/31/31(a)(b)	12,939	12,867,121
5.63%, 03/31/32(a)	22,771	22,463,960
5.75%, 03/31/34(a)(b)	31,631	30,793,332
6.25%, 03/15/33(a)	10,914	11,010,829
6.50%, 02/15/28(a)	14,863	15,039,424
B&G Foods, Inc.
5.25%, 09/15/27(b)	8,272	7,976,177
8.00%, 09/15/28(a)(b)	14,599	14,469,058
C&S Group Enterprises LLC, 5.00%, 12/15/28(a)(b)	7,390	6,893,283
Chobani LLC/Chobani Finance Corp, Inc., 6.38%, 04/15/34(a)	4,153	4,237,330
Chobani LLC/Chobani Finance Corp., Inc.
4.63%, 11/15/28(a)(b)	8,002	7,924,888
7.63%, 07/01/29(a)(b)	7,852	8,105,486
Fiesta Purchaser, Inc.
7.88%, 03/01/31(a)(b)	9,468	9,777,367
9.63%, 09/15/32(a)(b)	8,199	8,479,168
Froneri Lux FinCo SARL, 6.00%, 08/01/32(a)	11,177	11,054,395
Industrial F&B Investments III, Inc., 7.75%, 02/11/33(a)(b)	14,628	14,781,684
Ingles Markets, Inc., 4.00%, 06/15/31(a)(b)	6,701	6,333,954
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc.
7.13%, 04/30/33(a)	6,325	6,403,413
9.00%, 02/15/29(a)	17,403	18,191,600
Lamb Weston Holdings, Inc.
4.13%, 01/31/30(a)	17,744	16,999,322
4.38%, 01/31/32(a)	12,662	11,925,697
4.88%, 05/15/28(a)	9,830	9,760,718
Performance Food Group, Inc.
4.25%, 08/01/29(a)	17,908	17,361,879
5.63%, 03/01/34(a)	19,645	19,235,631
6.13%, 09/15/32(a)(b)	19,430	19,695,608
Pilgrim's Pride Corp.
3.50%, 03/01/32	14,405	13,157,508
4.25%, 04/15/31	14,059	13,512,723
6.25%, 07/01/33(b)	15,806	16,573,476
6.88%, 05/15/34	8,010	8,700,688
Post Holdings, Inc.
4.50%, 09/15/31(a)	18,442	17,338,032
4.63%, 04/15/30(a)(b)	26,422	25,669,877
6.25%, 02/15/32(a)	17,973	18,316,230
6.25%, 10/15/34(a)	18,840	18,598,132
6.38%, 03/01/33(a)(b)	22,837	22,828,116
6.50%, 03/15/36(a)	26,099	25,927,423
Safeway, Inc., 7.25%, 02/01/31(b)	4,359	4,596,871
27
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Broad USD High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Food (continued)
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed, 4.63%, 03/01/29(a)(b)	$15,362	$14,821,694
U.S. Foods, Inc.
4.63%, 06/01/30(a)	8,346	8,162,805
4.75%, 02/15/29(a)	16,928	16,743,715
5.75%, 04/15/33(a)	8,058	8,087,573
6.88%, 09/15/28(a)	6,612	6,751,646
7.25%, 01/15/32(a)(b)	8,756	9,107,606
United Natural Foods, Inc., 6.75%, 10/15/28(a)	7,508	7,512,708
Viking Baked Goods Acquisition Corp., 8.63%, 11/01/31(a)(b)	16,277	16,619,076
		625,479,704
Food Service — 0.2%
Aramark Services, Inc., 5.00%, 02/01/28(a)	20,896	20,853,909
TKC Holdings, Inc.
8.50%, 08/15/30(a)	17,041	17,443,049
12.00%, 02/15/31(a)	12,023	12,527,954
		50,824,912
Forest Products & Paper — 0.2%
Ahlstrom Holding 3 OY, 4.88%, 02/04/28(a)	5,241	5,133,594
Domtar Corp., 6.75%, 10/01/28(a)(b)	11,580	9,175,992
Magnera Corp.
4.75%, 11/15/29(a)(b)	9,537	8,735,408
7.25%, 11/15/31(a)(b)	14,455	13,534,000
Mercer International, Inc.
5.13%, 02/01/29(b)	13,181	5,272,400
12.88%, 10/01/28(a)(b)	6,622	3,294,445
		45,145,839
Gas — 0.2%
AltaGas Ltd., 7.20%, 10/15/54, (5-year CMT + 3.57%)(a)(b)(g)	14,587	15,154,974
AmeriGas Partners LP/AmeriGas Finance Corp.
5.75%, 05/20/27	9,664	9,710,300
9.38%, 06/01/28(a)(b)	8,430	8,648,767
9.50%, 06/01/30(a)	9,246	9,872,546
		43,386,587
Health Care - Products — 0.6%
Avantor Funding, Inc.
3.88%, 11/01/29(a)	14,428	13,715,398
4.63%, 07/15/28(a)(b)	29,159	28,738,845
Bausch & Lomb Corp., 8.38%, 10/01/28(a)	24,912	25,721,640
DENTSPLY SIRONA, Inc., 8.38%, 09/12/55, (5-year CMT + 4.38%)(b)(g)	10,087	10,141,076
Embecta Corp., 5.00%, 02/15/30(a)(b)	9,328	8,763,342
Insulet Corp., 6.50%, 04/01/33(a)(b)	8,757	8,939,128
Medline Borrower LP, 5.25%, 10/01/29(a)(b)	46,253	46,031,480
Neogen Food Safety Corp., 8.63%, 07/20/30(a)(b)	5,319	5,592,014
Teleflex, Inc.
4.25%, 06/01/28(a)	9,692	9,551,249
4.63%, 11/15/27	7,556	7,516,848
		164,711,020
Health Care - Services — 4.6%
Acadia Healthcare Co., Inc.
5.00%, 04/15/29(a)(b)	8,846	8,656,036
5.50%, 07/01/28(a)(b)	8,694	8,650,038
7.38%, 03/15/33(a)(b)	10,333	10,569,543
Security	Par (000)	Value
Health Care - Services (continued)
AHP Health Partners, Inc., 5.75%, 07/15/29(a)(b)	$5,576	$5,525,755
Centene Corp.
2.50%, 03/01/31	25,000	21,788,457
2.63%, 08/01/31	25,000	21,672,903
3.00%, 10/15/30	25,000	22,476,698
3.38%, 02/15/30	25,000	23,230,955
4.63%, 12/15/29	25,000	24,372,455
Charles River Laboratories International, Inc.
3.75%, 03/15/29(a)(b)	8,890	8,501,223
4.00%, 03/15/31(a)	9,122	8,516,618
4.25%, 05/01/28(a)	9,552	9,379,921
CHS/Community Health Systems, Inc.
4.75%, 02/15/31(a)(b)	20,196	18,897,100
5.25%, 05/15/30(a)	29,503	27,857,792
6.00%, 01/15/29(a)	11,803	11,709,520
6.13%, 04/01/30(a)(b)	22,477	19,927,092
6.88%, 04/15/29(a)(b)	22,712	22,345,138
9.75%, 01/15/34(a)	33,710	34,768,839
10.88%, 01/15/32(a)	31,890	34,249,509
Concentra Health Services, Inc., 6.88%, 07/15/32(a)(b)	12,664	13,123,589
DaVita, Inc.
3.75%, 02/15/31(a)(b)	27,306	25,331,465
4.63%, 06/01/30(a)	55,225	53,460,705
6.75%, 07/15/33(a)(b)	21,058	21,712,272
6.88%, 09/01/32(a)(b)	19,818	20,455,961
Encompass Health Corp.
4.50%, 02/01/28	13,561	13,455,860
4.63%, 04/01/31(b)	7,094	6,899,409
4.75%, 02/01/30	14,195	13,975,193
Fortrea Holdings, Inc., 7.50%, 07/01/30(a)(b)	8,902	8,666,657
Global Medical Response, Inc., 7.38%, 10/01/32(a)	18,565	19,352,899
HAH Group Holding Co. LLC, 9.75%, 10/01/31(a)(b)	12,671	11,597,303
HealthEquity, Inc., 4.50%, 10/01/29(a)(b)	10,680	10,366,210
IQVIA, Inc.
5.00%, 05/15/27(a)	20,284	20,267,696
6.25%, 06/01/32(a)(b)	34,036	34,662,126
6.50%, 05/15/30(a)	8,505	8,680,160
Kedrion SpA, 6.50%, 09/01/29(a)	13,232	12,907,629
LifePoint Health, Inc.
5.38%, 01/15/29(a)(b)	9,100	8,777,088
7.00%, 05/01/34(a)	13,880	13,533,930
8.38%, 02/15/32(a)	13,575	14,242,809
9.88%, 08/15/30(a)(b)	15,435	16,364,125
10.00%, 06/01/32(a)(b)	14,390	14,728,165
Molina Healthcare, Inc.
3.88%, 11/15/30(a)	11,485	10,642,897
3.88%, 05/15/32(a)(b)	13,222	11,867,677
4.38%, 06/15/28(a)(b)	14,292	14,090,599
6.25%, 01/15/33(a)(b)	13,648	13,633,644
6.50%, 02/15/31(a)(b)	15,878	16,155,068
MPH Acquisition Holdings LLC
5.75%, 12/31/30(a)(b)	13,251	10,986,540
6.75%, 03/31/31, (6.00% Cash and 0.75% PIK)(a)(b)(f)	12,982	8,731,244
11.50%, 12/31/30, (6.50% cash and 5.00% PIK)(a)(b)(f)	10,509	9,806,660
Schedule of Investments
28

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Broad USD High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
National Mentor Holdings, Inc., 10.50%, 12/15/30(a)(b)	$23,625	$24,715,161
Option Care Health, Inc., 4.38%, 10/31/29(a)	9,336	9,035,812
Pediatrix Medical Group, Inc., 5.38%, 02/15/30(a)(b)	7,055	7,014,914
Prime Healthcare Services, Inc., 9.38%, 09/01/29(a)(b)	27,649	28,671,299
Quorum Health Corp., 11.63%, 04/15/23(d)	1,183	—
Radiology Partners, Inc.
8.50%, 07/15/32(a)(b)	15,932	15,840,869
9.78%, 02/15/30, (9.78% PIK)(a)(b)(f)	13,657	12,427,634
Select Medical Corp., 6.25%, 12/01/32(a)(b)	10,616	10,308,429
Sotera Health Holdings LLC, 7.38%, 06/01/31(a)(b)	13,695	14,235,152
Star Parent, Inc., 9.00%, 10/01/30(a)(b)	18,855	19,751,631
Surgery Center Holdings, Inc., 7.25%, 04/15/32(a)(b)	23,322	23,259,737
Team Health Holdings, Inc.
8.38%, 06/30/28(a)(b)	7,050	7,073,829
13.50%, 06/30/28, (9.00% Cash and 4.50% PIK)(a)(b)(f)	682	716,952
TEAM Services Holding, Inc., 9.00%, 02/15/33(a)(b)	12,560	12,565,401
Tenet Healthcare Corp.
4.25%, 06/01/29	23,494	22,883,908
4.38%, 01/15/30(b)	24,037	23,286,664
4.63%, 06/15/28	10,890	10,806,168
5.13%, 11/01/27	23,359	23,337,986
5.50%, 11/15/32(a)(b)	26,123	26,056,373
6.00%, 11/15/33(a)(b)	13,079	13,219,455
6.13%, 10/01/28	27,506	27,575,288
6.13%, 06/15/30	34,552	34,757,377
6.75%, 05/15/31(b)	22,189	22,800,662
6.88%, 11/15/31(b)	6,467	6,891,322
U.S. Acute Care Solutions LLC, 9.75%, 05/15/29(a)(b)	18,642	17,617,383
		1,216,420,578
Holding Companies - Diversified — 0.8%
Clue Opco LLC, 9.50%, 10/15/31(a)(b)	12,876	13,158,049
Compass Group Diversified Holdings LLC
5.00%, 01/15/32(a)(b)	4,875	4,312,159
5.25%, 04/15/29(a)(b)	17,246	16,320,482
FS KKR Capital Corp.
3.13%, 10/12/28(b)	11,696	10,957,045
6.13%, 01/15/30(b)	12,323	11,940,956
6.13%, 01/15/31(b)	6,921	6,685,261
6.88%, 08/15/29	11,657	11,620,447
7.88%, 01/15/29(b)	6,761	6,954,833
HA Sustainable Infrastructure Capital, Inc.
7.13%, 11/15/56, (5-year CMT + 3.48%)(g)	10,465	10,564,208
8.00%, 06/01/56, (5-year CMT + 4.30%)(g)	6,637	7,045,175
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.38%, 02/01/29	11,689	10,246,288
5.25%, 05/15/27	25,482	25,237,551
9.00%, 06/15/30(b)	11,913	11,473,185
9.75%, 01/15/29(b)	12,019	12,080,165
10.00%, 11/15/29(a)	17,088	17,237,170
Prospect Capital Corp., 3.44%, 10/15/28(b)	5,176	4,597,168
Security	Par (000)	Value
Holding Companies - Diversified (continued)
Stena International SA
7.25%, 01/15/31(a)	$16,584	$16,862,081
7.63%, 02/15/31(a)	8,113	8,315,866
		205,608,089
Home Builders — 1.2%
Adams Homes, Inc., 9.25%, 10/15/28(a)(b)	7,106	7,345,465
Ashton Woods USA LLC/Ashton Woods Finance Co.
4.63%, 08/01/29(a)(b)	5,989	5,732,476
4.63%, 04/01/30(a)	7,186	6,841,766
6.88%, 08/01/33(a)	8,402	8,243,896
Beazer Homes USA, Inc.
5.88%, 10/15/27	6,823	6,813,659
7.25%, 10/15/29(b)	6,395	6,478,007
7.50%, 03/15/31(a)(b)	4,403	4,384,799
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC
4.88%, 02/15/30(a)(b)	8,786	8,237,149
5.00%, 06/15/29(a)(b)	5,760	5,547,889
6.25%, 09/15/27(a)	11,361	11,363,715
Century Communities, Inc.
3.88%, 08/15/29(a)	9,286	8,793,622
6.63%, 09/15/33(a)(b)	9,163	9,116,993
Dream Finders Homes, Inc.
6.88%, 09/15/30(a)(b)	5,824	5,711,366
8.25%, 08/15/28(a)(b)	5,997	6,146,883
Empire Communities Corp., 9.75%, 05/01/29(a)(b)	9,003	9,176,263
Forestar Group, Inc.
5.00%, 03/01/28(a)	5,679	5,634,915
6.50%, 03/15/33(a)(b)	9,191	9,246,633
Installed Building Products, Inc., 5.63%, 02/01/34(a)(b)	9,082	9,036,946
K Hovnanian Enterprises, Inc.
8.00%, 04/01/31(a)(b)	8,412	8,482,240
8.38%, 10/01/33(a)(b)	8,372	8,410,813
KB Home
4.00%, 06/15/31(b)	6,490	6,008,667
4.80%, 11/15/29	5,443	5,347,622
6.88%, 06/15/27(b)	6,217	6,278,741
7.25%, 07/15/30	6,590	6,728,904
LGI Homes, Inc.
4.00%, 07/15/29(a)(b)	5,663	5,136,915
7.00%, 11/15/32(a)(b)	6,992	6,700,878
8.75%, 12/15/28(a)(b)	7,453	7,674,266
M/I Homes, Inc.
3.95%, 02/15/30(b)	5,364	5,098,783
4.95%, 02/01/28(b)	7,481	7,445,688
Mattamy Group Corp.
4.63%, 03/01/30(a)(b)	10,401	9,933,110
6.00%, 12/15/33(a)	8,875	8,520,581
New Home Co., Inc.(The)
8.50%, 11/01/30(a)	6,485	6,625,875
9.25%, 10/01/29(a)(b)	6,991	7,253,869
Shea Homes LP/Shea Homes Funding Corp.
4.75%, 02/15/28	8,121	8,024,892
4.75%, 04/01/29	5,314	5,147,541
STL Holding Co. LLC, 8.75%, 02/15/29(a)(b)	5,276	5,474,747
Taylor Morrison Communities, Inc.
5.13%, 08/01/30(a)	9,498	9,459,585
5.75%, 01/15/28(a)	8,735	8,813,833
29
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Broad USD High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Home Builders (continued)
5.75%, 11/15/32(a)(b)	$9,802	$9,906,695
Thor Industries, Inc., 4.00%, 10/15/29(a)(b)	8,891	8,417,906
Tri Pointe Homes, Inc.
5.25%, 06/01/27(b)	5,759	5,749,858
5.70%, 06/15/28	6,583	6,643,175
		307,137,626
Home Furnishings — 0.4%
FXI Holdings, Inc.
11.00%, 11/15/30(a)(b)	12,671	10,609,300
14.00%, 11/15/29, (16.00% PIK)(a)(f)	6,201	2,790,428
Somnigroup International, Inc.
3.88%, 10/15/31(a)	15,302	14,152,778
4.00%, 04/15/29(a)	14,270	13,804,423
Whirlpool Corp.
2.40%, 05/15/31	5,498	4,446,813
4.50%, 06/01/46	9,405	6,320,209
4.60%, 05/15/50(b)	9,206	6,190,072
4.70%, 05/14/32	5,551	4,872,318
4.75%, 02/26/29(b)	13,336	12,876,259
5.15%, 03/01/43(b)	4,067	3,032,565
5.50%, 03/01/33(b)	5,628	5,065,301
5.75%, 03/01/34(b)	5,273	4,760,223
6.13%, 06/15/30(b)	10,933	10,721,271
6.50%, 06/15/33(b)	10,813	10,356,287
		109,998,247
Household Products & Wares — 0.1%
ACCO Brands Corp., 4.25%, 03/15/29(a)(b)	10,572	9,440,690
Kronos Acquisition Holdings, Inc.
8.25%, 06/30/31(a)	9,816	6,000,030
10.75%, 06/30/32(a)	7,999	2,399,700
		17,840,420
Housewares — 0.5%
CD&R Smokey Buyer, Inc./Radio Systems Corp., 9.50%, 10/15/29(a)	14,132	11,722,730
Central Garden & Pet Co.
4.13%, 10/15/30(b)	9,090	8,584,786
4.13%, 04/30/31(a)(b)	7,296	6,844,192
5.13%, 02/01/28	4,710	4,690,404
Newell Brands, Inc.
6.38%, 09/15/27	8,737	8,797,215
6.38%, 05/15/30(b)	13,779	13,495,231
6.63%, 09/15/29(b)	9,493	9,486,478
6.63%, 05/15/32(b)	9,530	9,251,565
7.38%, 04/01/36(b)	6,744	6,421,915
7.50%, 04/01/46	12,053	10,399,296
8.50%, 06/01/28(a)	23,864	24,937,045
Scotts Miracle-Gro Co.(The)
4.00%, 04/01/31	8,113	7,548,673
4.38%, 02/01/32(b)	7,384	6,889,902
4.50%, 10/15/29(b)	6,944	6,805,525
		135,874,957
Insurance — 2.9%
Acrisure LLC/Acrisure Finance, Inc.
4.25%, 02/15/29(a)	12,144	11,598,920
6.00%, 08/01/29(a)	8,239	7,773,725
6.75%, 07/01/32(a)(b)	9,760	9,615,667
7.50%, 11/06/30(a)(b)	19,907	20,216,028
8.25%, 02/01/29(a)	16,322	16,379,225
8.50%, 06/15/29(a)	9,333	9,338,619
Security	Par (000)	Value
Insurance (continued)
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
4.25%, 10/15/27(a)	$11,672	$11,491,540
5.88%, 11/01/29(a)	6,474	6,346,312
6.50%, 10/01/31(a)(b)	18,550	18,708,584
6.75%, 10/15/27(a)(b)	23,957	23,940,326
6.75%, 04/15/28(a)	22,511	22,768,571
7.00%, 01/15/31(a)	27,374	27,937,713
7.38%, 10/01/32(a)(b)	12,364	12,148,730
American National Group, Inc., 7.00%, 12/01/55, (5-year CMT + 3.18%)(b)(g)	8,106	7,921,417
AmWINS Group, Inc.
4.88%, 06/30/29(a)	13,449	13,006,525
6.38%, 02/15/29(a)	11,747	11,883,876
Amynta Agency Borrower, Inc. and Amynta Warranty Borrower, Inc., 7.50%, 07/15/33(a)	5,466	5,329,853
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Inves, 7.88%, 11/01/29(a)	12,724	12,318,741
Ardonagh Finco Ltd., 7.75%, 02/15/31(a)	27,050	27,614,845
Ardonagh Group Finance Ltd., 8.88%, 02/15/32(a)(b)	28,933	28,796,590
Assurant, Inc., 7.00%, 03/27/48, (3-mo. SOFR US + 4.40%)(g)	5,532	5,603,465
Asurion LLC/Asurion Co-Issuer, Inc.
8.00%, 12/31/32(a)	64,204	67,066,792
8.38%, 02/01/34(a)	60,643	59,830,863
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance, 7.13%, 05/15/31(a)(b)	10,692	10,825,458
Broadstreet Partners Group LLC, 5.88%, 04/15/29(a)	12,292	12,103,884
Fidelis Insurance Holdings Ltd., 7.75%, 06/15/55, (5-year CMT + 4.28%)(b)(g)	6,096	6,435,303
Global Atlantic Fin Co.
7.25%, 03/01/56, (5-year CMT + 3.55%)(a)(b)(g)	8,893	8,765,499
7.95%, 10/15/54, (5-year CMT + 3.61%)(a)(b)(g)	10,892	10,922,824
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC
7.25%, 02/15/31(a)	18,651	18,775,514
8.13%, 02/15/32(a)	21,171	20,222,486
HUB International Ltd.
5.63%, 12/01/29(a)(b)	8,943	8,830,682
7.25%, 06/15/30(a)	64,107	66,316,832
7.38%, 01/31/32(a)(b)	38,046	38,973,219
Jones Deslauriers Insurance Management, Inc.
6.88%, 10/01/33(a)(b)	5,835	5,451,785
8.50%, 03/15/30(a)	12,499	12,884,094
Liberty Mutual Group, Inc.
4.30%, 02/01/61(a)(b)	13,334	8,466,675
7.80%, 03/07/87(a)	7,677	8,544,152
Nassau Companies of New York (The), 7.88%, 07/15/30(a)(b)	7,356	6,862,271
Panther Escrow Issuer LLC, 7.13%, 06/01/31(a)(b)	54,404	54,658,757
Schedule of Investments
30

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Broad USD High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
Ryan Specialty LLC
4.38%, 02/01/30(a)(b)	$6,424	$6,234,107
5.88%, 08/01/32(a)(b)	21,964	21,960,631
USI, Inc./New York, 7.50%, 01/15/32(a)(b)	11,021	11,336,318
		776,207,418
Internet — 1.7%
ANGI Group LLC, 3.88%, 08/15/28(a)(b)	8,475	7,754,625
Arches Buyer, Inc.
4.25%, 06/01/28(a)	16,797	16,438,502
6.13%, 12/01/28(a)(b)	8,973	8,723,929
Cars.com, Inc., 6.38%, 11/01/28(a)(b)	7,625	7,496,176
Cogent Communications Group LLC/Cogent Finance, Inc.
6.50%, 07/01/32(a)(b)	9,550	8,856,192
7.00%, 06/15/27(a)(b)	4,799	4,769,668
7.00%, 06/15/27(a)(b)	7,563	7,524,937
Gen Digital, Inc.
6.25%, 04/01/33(a)	17,280	16,839,282
6.75%, 09/30/27(a)	18,068	18,142,512
7.13%, 09/30/30(a)(b)	10,390	10,536,956
Getty Images, Inc.
10.50%, 11/15/30(a)(b)	11,887	10,539,042
11.25%, 02/21/30(a)(b)	8,750	7,816,900
14.00%, 03/01/28(a)(b)	4,393	4,085,490
Go Daddy Operating Co. LLC/GD Finance Co., Inc.
3.50%, 03/01/29(a)	13,998	13,081,095
5.25%, 12/01/27(a)	11,459	11,435,693
GrubHub Holdings, Inc., 13.00%, 07/31/30, (7.00% Cash and 7.00% PIK)(a)(b)(f)	10,603	8,685,122
ION Platform Finance U.S., Inc./ION Platform Finance SARL
4.63%, 05/01/28(a)(b)	6,189	5,704,333
5.00%, 05/01/28(a)(b)	6,012	5,552,381
5.75%, 05/15/28(a)(b)	7,690	7,192,602
9.00%, 08/01/29(a)(b)	8,868	8,193,267
9.50%, 05/30/29(a)	13,833	12,934,928
Series 144@, 8.75%, 05/01/29(a)(b)	12,740	11,725,545
Match Group Holdings II LLC
3.63%, 10/01/31(a)(b)	8,011	7,178,991
4.13%, 08/01/30(a)(b)	8,817	8,280,673
4.63%, 06/01/28(a)	10,223	10,091,574
5.00%, 12/15/27(a)(b)	8,696	8,668,793
5.63%, 02/15/29(a)(b)	6,847	6,867,021
6.13%, 09/15/33(a)	11,957	11,814,079
Newfold Digital Holdings Group, Inc.
11.75%, 04/30/29(a)(b)	5,306	4,112,396
11.75%, 04/30/29(a)	6,755	2,465,633
Rakuten Group, Inc.
6.25%, (5-year CMT + 4.96%)(a)(b)(g)(h)	16,992	16,034,058
8.13%, (5-year CMT + 4.25%)(a)(g)(h)	9,319	9,519,559
9.75%, 04/15/29(a)	34,614	37,971,952
Shutterfly Finance LLC, 8.50%, 10/01/27, (4.25% Cash and 4.25% PIK)(a)(b)(f)	13,033	12,772,013
Snap, Inc.
6.88%, 03/01/33(a)(b)	27,072	26,355,599
6.88%, 03/15/34(a)	10,353	10,020,382
Wayfair LLC
6.75%, 11/15/32(a)(b)	13,443	13,590,967
7.25%, 10/31/29(a)	15,893	16,286,717
7.75%, 09/15/30(a)(b)	13,657	14,170,286
Security	Par (000)	Value
Internet (continued)
Ziff Davis, Inc., 4.63%, 10/15/30(a)(b)	$8,385	$7,925,290
ZipRecruiter, Inc., 5.00%, 01/15/30(a)(b)	9,451	6,166,469
		444,321,629
Iron & Steel — 1.0%
Algoma Steel, Inc., 9.13%, 04/15/29(a)(b)	6,539	6,072,478
Big River Steel LLC/BRS Finance Corp., 6.63%, 01/31/29(a)	3,812	3,815,213
Carpenter Technology Corp., 5.63%, 03/01/34(a)(b)	12,069	12,076,266
Champion Iron Canada, Inc., 7.88%, 07/15/32(a)(b)	9,928	10,405,557
Cleveland-Cliffs, Inc.
4.63%, 03/01/29(a)(b)	6,792	6,546,287
4.88%, 03/01/31(a)(b)	5,241	4,830,142
6.75%, 04/15/30(a)	14,264	14,041,561
6.88%, 11/01/29(a)	17,859	18,198,940
7.00%, 03/15/32(a)(b)	26,971	26,954,186
7.38%, 05/01/33(a)(b)	16,322	16,495,487
7.50%, 09/15/31(a)	15,888	16,224,619
7.63%, 01/15/34(a)(b)	22,256	22,481,542
Commercial Metals Co.
3.88%, 02/15/31	5,765	5,358,195
4.13%, 01/15/30(b)	5,590	5,367,391
4.38%, 03/15/32(b)	5,759	5,421,436
5.75%, 11/15/33(a)	18,416	18,446,792
6.00%, 12/15/35(a)(b)	18,531	18,512,669
Infrabuild Australia Pty. Ltd., 14.50%, 11/15/28(a)(b)	2,700	2,884,561
Mineral Resources Ltd.
6.00%, 05/01/32(a)	3,824	3,794,353
6.25%, 05/01/34(a)	7,425	7,331,646
7.00%, 04/01/31(a)(b)	12,193	12,655,942
8.50%, 05/01/30(a)(b)	11,637	11,986,670
9.25%, 10/01/28(a)	12,873	13,360,765
U.S. Steel Corp.
6.65%, 06/01/37(b)	5,340	5,513,534
6.88%, 03/01/29	9,193	9,205,181
		277,981,413
Leisure Time — 1.6%
A&K Travel Group Holdings Ltd., 7.50%, 05/15/33	5,475	5,501,986
Acushnet Co., 5.63%, 12/01/33(a)	7,591	7,626,268
Carnival Corp.
5.13%, 05/01/29(a)	23,411	23,340,835
5.75%, 03/15/30(a)	19,035	19,311,084
5.75%, 08/01/32(a)	53,734	54,004,175
5.88%, 06/15/31(a)(b)	19,739	20,019,768
6.13%, 02/15/33(a)(b)	37,546	38,096,408
Kingpin Intermediate Holdings LLC, 7.25%, 10/15/32(a)(b)	9,064	7,588,001
Life Time, Inc., 6.00%, 11/15/31(a)(b)	9,687	9,833,497
Lindblad Expeditions LLC, 7.00%, 09/15/30(a)(b)	12,427	12,766,033
MajorDrive Holdings IV LLC, 6.38%, 06/01/29(a)(b)	9,170	7,667,840
NCL Corp. Ltd.
5.88%, 01/15/31(a)(b)	21,224	20,657,748
6.25%, 03/01/30(a)(b)	5,820	5,806,354
6.25%, 09/15/33(a)(b)	16,042	15,525,948
6.75%, 02/01/32(a)(b)	31,453	31,298,682
31
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Broad USD High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Leisure Time (continued)
7.75%, 02/15/29(a)(b)	$11,146	$11,635,555
NCL Finance Ltd., 6.13%, 03/15/28(a)(b)	9,411	9,547,883
Patrick Industries, Inc.
4.75%, 05/01/29(a)	6,275	6,164,983
6.38%, 11/01/32(a)	9,699	9,758,532
Sabre Financial Borrower LLC, 11.13%, 06/15/29(a)(b)	18,773	19,270,822
Sabre GLBL, Inc.
10.75%, 11/15/29(a)(b)	7,676	6,683,416
10.75%, 03/15/30(a)	10,629	9,181,224
11.13%, 07/15/30(a)(b)	26,309	22,625,740
Viking Cruises Ltd.
5.88%, 10/15/33(a)	29,543	29,618,069
7.00%, 02/15/29(a)(b)	8,200	8,222,013
9.13%, 07/15/31(a)	12,333	12,995,677
		424,748,541
Lodging — 1.6%
Boyd Gaming Corp.
4.75%, 12/01/27	18,407	18,324,338
4.75%, 06/15/31(a)	15,723	15,153,451
Full House Resorts, Inc., 8.25%, 02/15/28(a)(b)	7,423	7,037,074
Genting New York LLC/GENNY Capital, Inc., 7.25%, 10/01/29(a)	12,736	12,933,331
Hilton Domestic Operating Co., Inc.
3.63%, 02/15/32(a)	24,653	22,569,412
3.75%, 05/01/29(a)(b)	13,555	13,081,609
4.00%, 05/01/31(a)(b)	18,724	17,732,016
4.88%, 01/15/30(b)	16,716	16,593,425
5.50%, 03/31/34(a)(b)	17,208	17,080,826
5.75%, 09/15/33(a)(b)	15,849	15,955,426
5.88%, 04/01/29(a)(b)	9,865	10,000,693
5.88%, 03/15/33(a)(b)	16,278	16,482,745
6.13%, 04/01/32(a)	7,585	7,726,028
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc
4.88%, 07/01/31(a)(b)	8,846	8,186,234
5.00%, 06/01/29(a)(b)	16,057	15,539,327
6.63%, 01/15/32(a)	17,688	17,893,322
Marriott Ownership Resorts, Inc.
4.50%, 06/15/29(a)(b)	9,360	8,950,385
4.75%, 01/15/28(b)	6,972	6,873,631
6.50%, 10/01/33(a)(b)	10,722	10,309,683
MGM Resorts International
4.75%, 10/15/28(b)	13,029	12,903,724
5.50%, 04/15/27	12,056	12,072,987
6.13%, 09/15/29(b)	14,523	14,713,556
6.50%, 04/15/32(b)	12,425	12,582,176
Station Casinos LLC
4.50%, 02/15/28(a)	13,004	12,801,779
4.63%, 12/01/31(a)(b)	9,001	8,472,200
6.63%, 03/15/32(a)(b)	10,104	10,229,957
Travel + Leisure Co., 4.63%, 03/01/30(a)	6,327	6,103,768
Travel and Leisure Co.
4.50%, 12/01/29(a)(b)	12,321	11,904,957
6.00%, 04/01/27	6,983	6,992,525
6.13%, 09/01/33(a)	9,575	9,488,679
Wyndham Hotels & Resorts, Inc.
4.38%, 08/15/28(a)(b)	10,506	10,335,791
5.63%, 03/01/33(a)	10,517	10,407,194
Security	Par (000)	Value
Lodging (continued)
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 05/15/27(a)	$17,202	$17,217,516
		414,649,765
Machinery — 0.7%
ATS Corp., 4.13%, 12/15/28(a)(b)	6,431	6,278,922
BWX Technologies, Inc.
4.13%, 06/30/28(a)	7,404	7,284,151
4.13%, 04/15/29(a)	6,794	6,600,358
Chart Industries, Inc.
7.50%, 01/01/30(a)	26,616	27,630,895
9.50%, 01/01/31(a)	8,874	9,327,692
Columbus McKinnon Corp/NY, 7.13%, 02/01/33(a)(b)	15,827	15,917,293
Esab Corp.
5.63%, 04/01/31(a)	16,031	16,178,627
6.25%, 04/15/29(a)	14,196	14,383,501
GrafTech Finance, Inc., 4.63%, 12/23/29(a)(b)	7,824	4,961,714
GrafTech Global Enterprises, Inc., 9.88%, 12/23/29(a)(b)	7,404	5,534,490
Lsf12 Helix Parent LLC, 7.13%, 02/01/33(a)(b)	9,391	9,166,910
Manitowoc Co., Inc. (The), 9.25%, 10/01/31(a)(b)	5,746	6,143,663
Maxim Crane Works Holdings Capital LLC, 11.50%, 09/01/28(a)(b)	9,976	10,411,712
Mueller Water Products, Inc., 4.00%, 06/15/29(a)	8,289	8,028,685
Terex Corp.
5.00%, 05/15/29(a)(b)	10,777	10,703,720
6.25%, 10/15/32(a)(b)	13,807	14,032,979
TK Elevator U.S. Newco, Inc., 5.25%, 07/15/27(a)(b)	5,165	5,166,286
		177,751,598
Manufacturing — 0.5%
Amsted Industries, Inc.
4.63%, 05/15/30(a)(b)	7,029	6,814,739
6.38%, 03/15/33(a)(b)	9,498	9,662,429
Avient Corp.
6.25%, 11/01/31(a)(b)	11,351	11,515,852
7.13%, 08/01/30(a)(b)	13,264	13,509,119
Axon Enterprise, Inc.
6.13%, 03/15/30(a)	18,742	19,163,993
6.25%, 03/15/33(a)(b)	13,699	14,057,380
Calderys Financing II LLC, 11.75%, 06/01/28, (11.75% Cash and 12.50% PIK)(a)(b)(f)	5,806	5,890,412
Calderys Financing LLC, 11.25%, 06/01/28(a)	9,872	10,158,791
Enpro, Inc., 6.13%, 06/01/33(a)	7,946	8,097,880
LSB Industries, Inc., 6.25%, 10/15/28(a)	9,047	9,050,537
Maxam Prill SARL, 7.75%, 07/15/30(a)(b)	9,124	9,429,681
Trinity Industries, Inc., 7.75%, 07/15/28(a)	10,389	10,663,696
		128,014,509
Media — 8.0%
AMC Global Media, Inc.
4.25%, 02/15/29(b)	3,271	2,872,519
10.50%, 07/15/32(a)	27,050	27,885,009
Block Communications, Inc., 10.25%, 03/01/31(a)(b)	7,303	6,761,613
Cable One, Inc., 4.00%, 11/15/30(a)(b)	9,256	6,454,198
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 02/01/31(a)(b)	53,746	48,815,462
Schedule of Investments
32

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Broad USD High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Media (continued)
4.25%, 01/15/34(a)(b)	$34,847	$29,228,113
4.50%, 08/15/30(a)(b)	49,705	46,363,090
4.50%, 05/01/32(b)	53,215	46,731,157
4.50%, 06/01/33(a)(b)	32,140	27,611,656
4.75%, 03/01/30(a)(b)	51,179	48,514,079
4.75%, 02/01/32(a)(b)	22,177	19,857,951
5.00%, 02/01/28(a)	49,130	48,553,339
5.13%, 05/01/27(a)(b)	17,503	17,483,685
5.38%, 06/01/29(a)(b)	29,872	29,389,863
6.38%, 09/01/29(a)	28,821	28,871,150
7.00%, 02/01/33(a)(b)	34,188	33,700,249
7.38%, 03/01/31(a)(b)	20,295	20,543,045
7.38%, 02/01/36(a)(b)	23,591	23,127,652
CSC Holdings LLC
3.38%, 02/15/31(a)	17,332	10,074,171
4.13%, 12/01/30(a)	18,063	10,754,038
4.50%, 11/15/31(a)	24,869	14,499,821
4.63%, 12/01/30(a)	38,235	13,355,420
5.00%, 11/15/31(a)	7,210	2,578,077
5.38%, 02/01/28(a)	16,631	12,416,305
5.50%, 04/15/27(a)	18,569	15,663,779
5.75%, 01/15/30(a)	36,830	13,076,989
6.50%, 02/01/29(a)	30,569	19,030,651
7.50%, 04/01/28(a)	17,059	9,043,319
11.25%, 05/15/28(a)	17,297	14,067,470
11.75%, 01/31/29(a)	34,290	24,554,620
Directv Financing LLC, 8.88%, 02/01/30(a)(b)	43,400	44,175,335
Directv Financing LLC/Directv Financing Co-Obligor, Inc.
5.88%, 08/15/27(a)	31,720	31,743,536
10.00%, 02/15/31(a)	40,400	42,035,796
Discovery Communications LLC
3.63%, 05/15/30	15,712	14,770,694
3.95%, 03/20/28	21,583	21,231,845
4.13%, 05/15/29(b)	11,097	10,820,241
5.00%, 09/20/37	8,796	6,684,960
6.35%, 06/01/40	7,792	6,156,362
DISH DBS Corp.
5.25%, 12/01/26(a)	13,217	13,091,239
5.75%, 12/01/28(a)	43,898	43,129,355
7.38%, 07/01/28	17,374	16,967,249
5.13%, 06/01/29	25,843	23,796,177
DISH Network Corp., 11.75%, 11/15/27(a)	53,346	55,069,076
Dotdash Meredith, Inc., 7.63%, 06/15/32(a)(b)	6,093	5,718,951
EchoStar Corp.
6.75%, 11/30/30, (6.75% Cash or 6.75% PIK)(f)	42,390	43,009,687
10.75%, 11/30/29	101,264	109,947,632
EW Scripps Co. (The), 9.88%, 08/15/30(a)	13,804	13,844,906
Gray Media, Inc.
4.75%, 10/15/30(a)(b)	13,670	10,943,300
5.38%, 11/15/31(a)(b)	21,586	16,858,450
7.25%, 08/15/33(a)	14,190	14,448,939
9.63%, 07/15/32(a)	21,316	21,672,297
10.50%, 07/15/29(a)(b)	22,377	23,757,303
iHeartCommunications, Inc.
4.75%, 01/15/28(a)(b)	2,335	2,233,789
7.75%, 08/15/30(a)	12,002	11,551,896
9.13%, 05/01/29(a)	13,148	13,172,771
10.88%, 05/01/30(a)(b)	12,246	11,663,934
Security	Par (000)	Value
Media (continued)
LCPR Senior Secured Financing DAC
5.13%, 07/15/29(a)	$14,410	$9,339,841
6.75%, 10/15/27(a)	20,625	13,863,094
McGraw-Hill Education, Inc.
5.75%, 08/01/28(a)	14,885	14,772,079
7.38%, 09/01/31(a)	10,886	11,247,742
8.00%, 08/01/29(a)	10,470	10,473,633
Midcontinent Communications, 8.00%, 08/15/32(a)(b)	11,431	10,758,038
Nexstar Media, Inc.
4.75%, 11/01/28(a)	19,299	19,014,550
6.50%, 09/15/33(a)(b)	52,707	53,112,633
7.25%, 04/15/34(a)(b)	22,163	22,304,534
Paramount Global
4.20%, 05/19/32	18,226	15,927,646
4.38%, 03/15/43(b)	26,612	16,970,449
4.60%, 01/15/45	10,862	6,788,130
4.85%, 07/01/42	5,702	3,837,927
4.90%, 08/15/44(b)	10,373	6,802,394
4.95%, 01/15/31(b)	23,353	22,029,083
4.95%, 05/19/50(b)	17,117	10,750,249
5.25%, 04/01/44(b)	2,944	1,992,980
5.50%, 05/15/33	4,197	3,803,613
5.85%, 09/01/43	23,855	17,511,174
5.90%, 10/15/40	1,859	1,443,378
6.88%, 04/30/36(b)	21,587	20,081,349
7.88%, 07/30/30	17,556	18,681,519
Radiate Holdco LLC/Radiate Finance, Inc., 9.25%, 03/25/30, (9.25% PIK)(a)(f)	9,553	7,739,854
Scripps Escrow II, Inc.
3.88%, 01/15/29(a)(b)	8,934	8,465,302
5.38%, 01/15/31(a)(b)	6,319	4,858,522
Sinclair Television Group, Inc.
5.50%, 03/01/30(a)(b)	9,105	8,035,162
8.13%, 02/15/33(a)	27,087	28,050,485
Sirius XM Radio LLC
3.88%, 09/01/31(a)(b)	26,237	23,751,115
4.00%, 07/15/28(a)	36,001	34,960,837
4.13%, 07/01/30(a)(b)	27,724	25,796,883
5.00%, 08/01/27(a)	25,465	25,391,735
5.50%, 07/01/29(a)(b)	24,366	24,190,255
5.88%, 04/15/32(a)(b)	19,690	19,361,023
Sunrise FinCo I BV, 4.88%, 07/15/31(a)	20,946	20,123,241
Univision Communications, Inc.
4.50%, 05/01/29(a)	18,312	17,471,675
7.38%, 06/30/30(a)(b)	16,963	16,946,860
8.50%, 07/31/31(a)	22,121	22,450,598
8.88%, 04/15/33(a)	16,041	16,128,431
9.38%, 08/01/32(a)(b)	26,675	27,604,570
Urban One, Inc., 7.63%, 04/01/31(a)	3,738	1,544,467
Versant Media Group, Inc., 7.25%, 01/30/31(a)(b)	17,586	18,258,919
Virgin Media Finance PLC, 5.00%, 07/15/30(a)(b)	17,520	14,768,065
Virgin Media O2 Vendor Financing Notes VI DAC, 8.50%, 03/15/33(a)(b)	9,643	8,655,068
Virgin Media Secured Finance PLC
4.50%, 08/15/30(a)	16,756	14,830,875
5.50%, 05/15/29(a)	27,122	26,169,080
VZ Secured Financing BV
5.00%, 01/15/32(a)	28,165	24,680,198
33
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Broad USD High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Media (continued)
7.50%, 01/15/33(a)	$21,905	$21,232,779
Ziggo Bond Co. BV, 5.13%, 02/28/30(a)(b)	8,325	7,302,683
Ziggo BV, 4.88%, 01/15/30(a)	19,369	18,219,965
		2,098,868,892
Metal Fabricate & Hardware — 0.1%
Advanced Drainage Systems, Inc.
5.38%, 03/01/34(a)(b)	7,368	7,263,850
6.38%, 06/15/30(a)(b)	8,338	8,457,725
Park-Ohio Industries, Inc., 8.50%, 08/01/30(a)(b)	6,308	6,565,436
Roller Bearing Co of America, Inc., 4.38%, 10/15/29(a)	8,581	8,390,363
TMS International Corp./DE, 6.25%, 04/15/29(a)	6,142	5,994,776
		36,672,150
Mining — 1.2%
Alcoa Nederland Holding BV
4.13%, 03/31/29(a)(b)	9,040	8,785,557
7.13%, 03/15/31(a)	14,072	14,481,154
Alumina Pty. Ltd.
6.13%, 03/15/30(a)	8,787	8,981,737
6.38%, 09/15/32(a)(b)	9,635	9,906,331
Arsenal AIC Parent LLC
8.00%, 10/01/30(a)(b)	12,971	13,560,441
11.50%, 10/01/31(a)	9,399	10,167,932
Century Aluminum Co., 6.88%, 08/01/32(a)(b)	7,531	7,796,023
Coeur Mining, Inc.
5.13%, 02/15/29(a)(b)	5,941	5,919,398
6.88%, 04/01/32(a)(b)	7,037	7,252,508
Compass Minerals International, Inc., 8.00%, 07/01/30(a)(b)	12,704	13,261,363
Constellium SE
3.75%, 04/15/29(a)(b)	8,511	8,208,046
5.63%, 06/15/28(a)	6,416	6,409,126
6.38%, 08/15/32(a)(b)	6,483	6,648,153
Eldorado Gold Corp., 6.25%, 09/01/29(a)(b)	8,407	8,389,196
Fortescue Treasury Pty Ltd.
4.50%, 09/15/27(a)	10,508	10,426,043
5.88%, 04/15/30(a)	7,776	7,934,167
Fortescue Treasury Pty. Ltd.
4.38%, 04/01/31(a)	18,534	17,709,943
6.13%, 04/15/32(a)(b)	14,285	14,763,246
Hudbay Minerals, Inc., 6.13%, 04/01/29(a)	10,436	10,476,826
IAMGOLD Corp., 5.75%, 10/15/28(a)(b)	9,203	9,146,272
JW Aluminum Continuous Cast Co., 10.25%, 04/01/30(a)(b)	5,823	6,014,577
Kaiser Aluminum Corp.
4.50%, 06/01/31(a)(b)	10,002	9,594,592
5.88%, 03/01/34(a)(b)	8,801	8,814,765
Novelis Corp.
3.88%, 08/15/31(a)(b)	13,229	12,025,555
4.75%, 01/30/30(a)	28,604	27,402,141
6.38%, 08/15/33(a)(b)	13,397	13,453,227
6.88%, 01/30/30(a)(b)	14,605	14,973,280
Perenti Finance Pty Ltd., 7.50%, 04/26/29(a)	7,080	7,301,566
PLS Group Ltd., 6.88%, 05/01/31(a)	3,885	3,976,810
Skeena Resources Ltd., 8.50%, 04/01/31(a)	3,963	4,149,142
Taseko Mines Ltd., 8.25%, 05/01/30(a)	9,954	10,420,305
		318,349,422
Security	Par (000)	Value
Office & Business Equipment — 0.1%
Xerox Corp.
4.80%, 03/01/35	$3,737	$1,029,148
6.75%, 12/15/39	5,076	1,449,676
10.25%, 10/15/30(a)	7,070	5,903,450
13.50%, 04/15/31(a)	8,805	4,955,014
Xerox Holdings Corp.
5.50%, 08/15/28(a)	12,351	5,928,480
8.88%, 11/30/29(a)	8,327	3,039,355
Zebra Technologies Corp., 6.50%, 06/01/32(a)	9,263	9,443,192
		31,748,315
Office Furnishings — 0.0%
HNI Corp., 5.13%, 01/18/29(a)	6,316	6,237,805
Oil & Gas — 4.8%
Aethon United BR LP/Aethon United Finance Corp., 7.50%, 10/01/29(a)	19,726	20,607,693
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
5.88%, 06/30/29(a)	9,245	9,256,806
6.63%, 10/15/32(a)	9,645	9,897,381
6.63%, 07/15/33(a)(b)	9,042	9,289,724
9.00%, 11/01/27(a)	2,269	2,603,677
BKV Upstream Midstream LLC, 7.50%, 10/15/30(a)	6,532	6,687,638
Borr IHC Ltd./Borr Finance LLC
10.00%, 11/15/28(a)(b)	20,919	21,854,144
10.38%, 11/15/30(a)(b)	12,733	13,346,462
Breakwater Energy Holdings SARL, 9.25%, 11/15/30(a)	13,147	14,001,358
California Resources Corp.
7.00%, 01/15/34(a)	9,800	10,000,224
8.25%, 06/15/29(a)	11,878	12,385,667
Calumet Specialty Products Partners LP/Calumet Finance Corp.
9.75%, 07/15/28(a)(b)	6,960	7,168,800
9.75%, 02/15/31(a)	10,127	10,731,602
Caturus Energy LLC
7.13%, 05/15/31(a)	6,855	6,873,905
8.50%, 02/15/30(a)	9,356	9,782,392
Chord Energy Corp.
6.00%, 10/01/30(a)	13,636	13,899,093
6.75%, 03/15/33(a)	13,117	13,649,183
CITGO Petroleum Corp., 8.38%, 01/15/29(a)	11,973	12,321,031
CNX Resources Corp.
5.88%, 03/01/34(a)	8,093	8,028,138
7.25%, 03/01/32(a)	11,313	11,786,309
7.38%, 01/15/31(a)	9,963	10,269,362
Comstock Resources, Inc.
5.88%, 01/15/30(a)(b)	16,707	16,183,120
6.75%, 03/01/29(a)	30,144	30,110,628
Crescent Energy Finance LLC
7.38%, 01/15/33(a)(b)	18,024	18,446,717
7.63%, 04/01/32(a)	19,560	20,140,482
7.75%, 07/31/29(a)(b)	5,613	5,648,081
7.88%, 04/15/32(a)(b)	18,535	19,215,327
8.38%, 01/15/34(a)(b)	10,816	11,438,785
9.75%, 10/15/30(a)(b)	4,005	4,280,344
CVR Energy, Inc.
7.50%, 02/15/31(a)	8,845	8,957,535
7.88%, 02/15/34(a)	6,414	6,433,505
Schedule of Investments
34

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Broad USD High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
DBR Land Holdings LLC, 6.25%, 12/01/30(a)	$9,146	$9,363,217
Diamond Foreign Asset Co./Diamond Finance LLC, 8.50%, 10/01/30(a)	10,032	10,578,985
EnQuest PLC, 11.63%, 11/01/27(a)	8,602	8,851,991
Gulfport Energy Operating Corp., 6.75%, 09/01/29(a)	12,503	12,826,965
Hilcorp Energy I LP/Hilcorp Finance Co.
5.75%, 02/01/29(a)	10,545	10,538,441
6.00%, 04/15/30(a)	8,731	8,696,423
6.00%, 02/01/31(a)	10,272	10,151,792
6.25%, 11/01/28(a)	10,918	10,975,723
6.25%, 04/15/32(a)(b)	9,038	8,978,743
6.88%, 05/15/34(a)(b)	7,780	7,818,643
7.25%, 02/15/35(a)(b)	17,073	17,412,593
8.38%, 11/01/33(a)(b)	10,639	11,376,304
Infinity Natural Resources LLC, 7.63%, 04/01/31(a)	10,279	10,452,777
Ithaca Energy North Sea PLC, 8.13%, 10/15/29(a)(b)	12,821	13,398,727
Kraken Oil & Gas Partners LLC, 7.63%, 08/15/29(a)(b)	9,545	9,725,826
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.88%, 12/01/32(a)	7,013	7,256,204
Matador Resources Co.
6.00%, 04/15/34(a)	12,632	12,680,002
6.25%, 04/15/33(a)(b)	13,374	13,600,895
6.50%, 04/15/32(a)(b)	16,292	16,636,804
Moss Creek Resources Holdings, Inc., 8.25%, 09/01/31(a)(b)	13,541	13,708,326
Murphy Oil Corp.
5.88%, 12/01/42	6,298	5,465,943
6.00%, 10/01/32(b)	11,166	11,239,547
6.50%, 02/15/34	8,432	8,496,994
Nabors Industries, Inc.
7.63%, 11/15/32(a)(b)	12,315	12,849,816
8.88%, 08/15/31(a)(b)	9,002	9,505,410
9.13%, 01/31/30(a)	11,869	12,465,144
Noble Finance II LLC, 8.00%, 04/15/30(a)(b)	25,403	26,420,797
Northern Oil & Gas, Inc.
7.88%, 10/15/33(a)	12,979	13,451,364
8.75%, 06/15/31(a)(b)	9,193	9,599,606
PBF Holding Co. LLC/PBF Finance Corp.
6.00%, 02/15/28	13,500	13,488,275
7.88%, 09/15/30(a)(b)	8,992	9,217,763
9.88%, 03/15/30(a)(b)	14,432	15,507,386
Precision Drilling Corp., 6.88%, 01/15/29(a)(b)	8,099	8,172,118
Range Resources Corp., 4.75%, 02/15/30(a)(b)	8,303	8,146,566
Saturn Oil & Gas, Inc., 9.63%, 06/15/29(a)(b)	3,885	4,073,916
Seadrill Finance Ltd., 8.38%, 08/01/30(a)(b)	10,694	11,210,747
SM Energy Co.
6.50%, 07/15/28	7,485	7,506,841
6.63%, 04/15/34(a)	17,488	17,729,772
6.75%, 08/01/29(a)	13,489	13,836,962
7.00%, 08/01/32(a)(b)	13,680	14,042,780
8.63%, 11/01/30(a)	18,762	19,845,975
8.75%, 07/01/31(a)(b)	27,317	28,657,281
9.63%, 06/15/33(a)(b)	13,328	14,851,124
Sunoco LP
4.50%, 10/01/29(a)(b)	14,283	13,997,259
Security	Par (000)	Value
Oil & Gas (continued)
4.63%, 05/01/30(a)	$15,064	$14,650,403
5.38%, 07/15/31(a)(b)	10,654	10,604,090
5.63%, 03/15/31(a)	18,861	18,930,993
5.63%, 07/15/34(a)	9,338	9,212,418
5.88%, 07/15/27(a)	9,073	9,072,736
5.88%, 03/15/34(a)	16,186	16,127,912
6.25%, 07/01/33(a)(b)	18,344	18,747,990
6.63%, 08/15/32(a)(b)	9,251	9,458,296
7.00%, 05/01/29(a)(b)	12,163	12,560,146
7.25%, 05/01/32(a)	12,505	13,096,837
Sunoco LP/Sunoco Finance Corp.
4.50%, 05/15/29(b)	14,870	14,602,923
4.50%, 04/30/30	14,341	13,934,442
5.88%, 03/15/28	7,765	7,774,481
7.00%, 09/15/28(a)(b)	8,739	8,947,137
Talos Production, Inc.
9.00%, 02/01/29(a)	12,052	12,572,960
9.38%, 02/01/31(a)(b)	11,397	12,125,713
Teine Energy Ltd., 6.88%, 04/15/29(a)	8,931	8,933,679
TGNR Intermediate Holdings LLC, 5.50%, 10/15/29(a)	12,003	11,839,669
Transocean Aquila Ltd., 8.00%, 09/30/28(a)	0 (i)	331
Transocean International Ltd.
6.80%, 03/15/38	11,629	11,292,035
7.50%, 04/15/31	6,632	6,832,346
7.88%, 10/15/32(a)	7,702	8,253,032
8.25%, 05/15/29(a)(b)	15,851	16,457,713
8.50%, 05/15/31(a)(b)	16,139	17,066,557
8.75%, 02/15/30(a)	14,793	15,493,575
Valaris Ltd., 8.38%, 04/30/30(a)	20,190	21,053,506
Vermilion Energy, Inc.
6.88%, 05/01/30(a)(b)	7,091	7,162,487
7.25%, 02/15/33(a)(b)	6,960	7,060,036
W&T Offshore, Inc., 10.75%, 02/01/29(a)(b)	5,490	5,695,875
Wildfire Intermediate Holdings LLC, 7.50%, 10/15/29(a)(b)	11,138	11,463,285
		1,261,127,483
Oil & Gas Services — 0.9%
Archrock Partners LP/Archrock Partners Finance Corp., 6.63%, 09/01/32(a)	12,521	12,883,571
Archrock Services LP/Archrock Partners Finance Corp., 6.00%, 02/01/34(a)	13,826	13,916,089
Bristow Group, Inc., 6.75%, 02/01/33(a)	8,744	8,897,792
CHC Group LLC, 11.75%, 09/01/30(a)(b)	9,752	8,812,102
Enerflex, Inc., 6.88%, 01/15/31(a)(b)	8,114	8,359,067
Helix Energy Solutions Group, Inc., 9.75%, 03/01/29(a)(b)	6,278	6,593,758
Kodiak Gas Services LLC
5.88%, 04/01/31(a)	17,300	17,425,700
6.50%, 10/01/33(a)	15,310	15,660,630
6.75%, 10/01/35(a)	12,049	12,515,722
Oceaneering International, Inc., 6.00%, 02/01/28(b)	4,926	4,960,462
SESI LLC, 7.88%, 09/30/30(a)	14,665	15,143,710
Star Holding LLC, 8.75%, 08/01/31(a)(b)	5,927	6,047,514
TGS ASA, 8.50%, 01/15/30(a)(b)	6,045	6,312,748
Tidewater, Inc., 9.13%, 07/15/30(a)(b)	11,234	12,093,378
USA Compression Partners LP/USA Compression Finance Corp.
6.25%, 10/01/33(a)	12,923	13,040,741
7.13%, 03/15/29(a)	20,249	20,926,005
35
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Broad USD High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas Services (continued)
Viridien, 10.00%, 10/15/30(a)(b)	$6,522	$7,003,937
WBI Operating LLC
6.25%, 10/15/30(a)(b)	16,259	16,485,163
6.50%, 10/15/33(a)(b)	9,957	10,064,137
Weatherford International Ltd., 6.75%, 10/15/33(a)(b)	20,951	21,735,402
		238,877,628
Packaging & Containers — 1.9%
Ardagh Group SA
9.50%, 12/01/30(a)	28,634	30,362,810
12.00%, 12/01/30, (5.50% Cash + 6.50% PIK)(a)(f)	21,113	18,946,806
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
3.25%, 09/01/28(a)	10,634	10,168,317
4.00%, 09/01/29(a)	18,573	17,382,734
6.25%, 01/30/31(a)(b)	11,178	11,254,077
Ball Corp.
2.88%, 08/15/30(b)	21,549	19,601,462
3.13%, 09/15/31	14,301	12,966,900
5.50%, 09/15/33(b)	12,683	12,716,723
6.00%, 06/15/29(b)	16,995	17,289,761
Cascades, Inc./Cascades USA, Inc.
5.38%, 01/15/28(a)	7,572	7,439,086
6.75%, 07/15/30(a)(b)	7,178	7,249,062
Clearwater Paper Corp., 4.75%, 08/15/28(a)(b)	5,005	4,405,320
Clydesdale Acquisition Holdings, Inc.
6.63%, 04/15/29(a)	9,416	9,267,902
6.75%, 04/15/32(a)	25,777	24,251,443
6.88%, 01/15/30(a)(b)	9,394	9,184,534
8.75%, 04/15/30(a)(b)	21,901	19,871,350
Crown Americas LLC
5.25%, 04/01/30	8,630	8,663,131
5.88%, 06/01/33(b)	13,744	13,843,946
Graphic Packaging International LLC
3.50%, 03/15/28(a)(b)	8,160	7,892,549
3.50%, 03/01/29(a)	6,705	6,362,307
3.75%, 02/01/30(a)(b)	7,525	7,028,378
4.75%, 07/15/27(a)(b)	5,073	5,030,101
6.38%, 07/15/32(a)(b)	9,603	9,584,153
Iris Holding, Inc., 10.00%, 12/15/28(a)(b)	7,126	6,039,285
Mauser Packaging Solutions Holding Co.
7.88%, 04/15/30(a)	47,713	48,245,716
9.25%, 04/15/30(a)(b)	24,079	22,948,756
OI European Group BV, 4.75%, 02/15/30(a)(b)	6,519	6,052,665
Owens-Brockway Glass Container, Inc.
6.63%, 05/13/27(a)	11,703	11,714,949
7.25%, 05/15/31(a)(b)	11,107	10,614,579
7.38%, 06/01/32(a)(b)	5,193	4,906,446
Sealed Air Corp., 6.88%, 07/15/33(a)(b)	7,499	7,310,421
Silgan Holdings, Inc., 4.13%, 02/01/28(b)	9,850	9,689,045
Sword Purchaser LLC
8.25%, 04/15/33(a)(b)	16,519	16,901,550
10.50%, 04/15/34(a)	7,360	7,488,986
Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan FinCo U.S. LLC, 9.50%, 05/15/30(a)	17,887	15,674,430
Trident TPI Holdings, Inc., 12.75%, 12/31/28(a)(b)	11,901	11,936,489
TriMas Corp., 4.13%, 04/15/29(a)(b)	7,224	6,949,884
Security	Par (000)	Value
Packaging & Containers (continued)
Trivium Packaging Finance BV
8.25%, 07/15/30(a)	$9,155	$9,545,818
12.25%, 01/15/31(a)	11,684	12,738,820
		499,520,691
Pharmaceuticals — 1.9%
1261229 B.C. Ltd., 10.00%, 04/15/32(a)	119,818	123,745,394
Accendra Health, Inc.
4.50%, 03/31/29(a)(b)	7,829	5,219,436
6.63%, 04/01/30(a)(b)	8,755	4,704,696
AdaptHealth LLC
4.63%, 08/01/29(a)(b)	9,302	9,007,460
5.13%, 03/01/30(a)(b)	11,024	10,720,852
6.13%, 08/01/28(a)(b)	6,272	6,270,812
Amneal Pharmaceuticals LLC, 6.88%, 08/01/32(a)	11,206	11,637,857
Bausch Health Americas, Inc., 8.50%, 01/31/27(a)	7,220	7,183,900
Bausch Health Companies, Inc.
4.88%, 06/01/28(a)	7,531	7,074,094
5.00%, 01/30/28(a)	6,500	5,557,500
5.00%, 02/15/29(a)	7,659	5,536,552
5.25%, 01/30/30(a)	13,428	8,741,762
5.25%, 02/15/31(a)	7,631	4,540,445
6.25%, 02/15/29(a)	13,937	10,252,406
7.25%, 05/30/29(a)	4,693	3,472,820
11.00%, 09/30/28(a)	12,600	13,104,000
14.00%, 10/15/30(a)	5,824	5,605,600
BellRing Brands, Inc., 7.00%, 03/15/30(a)(b)	15,309	15,546,215
CVS Health Corp.
6.75%, 12/10/54, (5-year CMT + 2.52%)(g)	13,555	14,043,332
7.00%, 03/10/55, (5-year CMT + 2.89%)(g)	40,783	42,313,068
Elanco Animal Health, Inc., 6.40%, 08/28/28(b)	13,775	14,081,439
Endo Finance Holdings LP, 8.50%, 04/15/31(a)(b)	18,711	19,834,596
Grifols SA, 4.75%, 10/15/28(a)(b)	13,452	13,263,462
Harrow, Inc., 8.63%, 09/15/30(a)(b)	4,461	4,617,313
HLF Financing SARL LLC/Herbalife International, Inc.
4.88%, 06/01/29(a)(b)	10,461	9,836,564
7.75%, 05/01/33(a)	13,470	13,758,206
Jazz Securities DAC, 4.38%, 01/15/29(a)(b)	27,857	27,243,812
Organon & Co./Organon Foreign Debt Co-Issuer BV
4.13%, 04/30/28(a)	37,784	37,292,308
5.13%, 04/30/31(a)(b)	27,992	27,814,171
6.75%, 05/15/34(a)	8,704	9,177,002
7.88%, 05/15/34(a)(b)	9,118	9,768,535
Paradigm Parent LLC and Paradigm Parent CO-Issuer, Inc., 8.75%, 04/17/32(a)	8,940	8,067,098
		509,032,707
Pipelines — 4.8%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.38%, 06/15/29(a)(b)	10,496	10,485,352
5.75%, 01/15/28(a)	11,646	11,644,430
5.75%, 10/15/33(a)	11,070	11,048,110
5.75%, 07/01/34(a)	9,706	9,680,988
6.63%, 02/01/32(a)	10,825	11,100,691
Schedule of Investments
36

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Broad USD High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
Blue Racer Midstream LLC/Blue Racer Finance Corp.
7.00%, 07/15/29(a)	$9,443	$9,780,351
7.25%, 07/15/32(a)	8,677	9,076,628
Buckeye Partners LP
4.13%, 12/01/27	6,946	6,828,575
4.50%, 03/01/28(a)	8,938	8,855,650
5.60%, 10/15/44	5,311	4,714,147
5.85%, 11/15/43	7,483	6,853,751
6.75%, 02/01/30(a)(b)	9,573	9,903,125
6.88%, 07/01/29(a)	10,885	11,238,839
CNX Midstream Partners LP, 4.75%, 04/15/30(a)	6,727	6,509,780
CQP Holdco LP/BIP-V Chinook Holdco LLC
5.50%, 06/15/31(a)	25,716	25,402,563
7.50%, 12/15/33(a)	8,562	9,103,418
Delek Logistics Partners LP/Delek Logistics Finance Corp.
7.13%, 06/01/28(a)	6,867	6,866,214
7.38%, 06/30/33(a)(b)	12,527	12,928,412
8.63%, 03/15/29(a)	21,421	22,349,686
Energy Transfer LP
6.50%, 02/15/56, (5-year CMT + 2.68%)(g)	21,905	21,964,034
6.75%, 02/15/56, (5-year CMT + 2.48%)(g)	13,352	13,447,947
7.13%, 10/01/54, (5-year CMT + 2.83%)(b)(g)	7,732	7,938,653
8.00%, 05/15/54, (5-year CMT + 4.02%)(g)	15,101	16,007,463
Excelerate Energy LP, 8.00%, 05/15/30(a)(b)	6,110	6,479,588
Genesis Energy LP/Genesis Energy Finance Corp.
6.75%, 03/15/34(b)	13,940	14,040,633
7.88%, 05/15/32(b)	13,159	13,795,672
8.00%, 05/15/33(b)	10,525	11,080,099
8.25%, 01/15/29	10,901	11,330,042
8.88%, 04/15/30	8,705	9,120,150
Global Partners LP/GLP Finance Corp.
6.88%, 01/15/29	7,498	7,566,854
7.13%, 07/01/33(a)(b)	7,425	7,609,430
8.25%, 01/15/32(a)(b)	8,531	8,956,185
Harvest Midstream I LP
7.50%, 09/01/28(a)	16,261	16,368,144
7.50%, 05/15/32(a)	8,113	8,446,850
Hess Midstream Operations LP
4.25%, 02/15/30(a)	12,010	11,647,984
5.13%, 06/15/28(a)	10,342	10,294,285
5.50%, 10/15/30(a)	6,699	6,702,095
5.88%, 03/01/28(a)(b)	14,814	14,959,577
6.50%, 06/01/29(a)	10,411	10,666,850
Howard Midstream Energy Partners LLC
6.63%, 01/15/34(a)(b)	12,970	13,194,303
7.38%, 07/15/32(a)	10,187	10,622,576
ITT Holdings LLC, 6.50%, 08/01/29(a)(b)	21,604	21,297,001
Kinetik Holdings LP
5.88%, 06/15/30(a)	18,379	18,441,176
6.63%, 12/15/28(a)	18,928	19,308,320
Martin Midstream Partners LP/Martin Midstream Finance Corp., 11.50%, 02/15/28(a)(b)	7,994	8,223,939
NFE Financing LLC, 12.00%, 11/15/29(a)(c)(e)	45,995	20,697,527
Security	Par (000)	Value
Pipelines (continued)
NGL Energy Operating LLC/NGL Energy Finance Corp.
8.13%, 02/15/29(a)	$17,029	$17,651,884
8.38%, 02/15/32(a)	23,919	25,105,143
Northriver Midstream Finance LP, 6.75%, 07/15/32(a)	10,195	10,438,406
NuStar Logistics LP, 6.38%, 10/01/30(b)	10,337	10,745,570
Prairie Acquiror LP, 9.00%, 08/01/29(a)	7,162	7,479,076
Rockies Express Pipeline LLC
4.80%, 05/15/30(a)	6,150	5,992,745
4.95%, 07/15/29(a)	9,942	9,805,961
6.75%, 03/15/33(a)	8,798	9,173,018
6.88%, 04/15/40(a)	9,838	9,935,229
7.50%, 07/15/38(a)	4,716	4,969,405
South Bow Canadian Infrastructure Holdings Ltd.
7.50%, 03/01/55, (5-year CMT + 3.67%)(b)(g)	10,405	11,000,525
7.63%, 03/01/55, (5-year CMT + 3.95%)(g)	7,123	7,434,375
Summit Midstream Holdings LLC, 8.63%, 10/31/29(a)	16,775	17,539,420
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
5.50%, 01/15/28(a)(b)	13,038	13,006,603
6.00%, 12/31/30(a)	13,123	13,192,604
6.00%, 09/01/31(a)	8,349	8,394,761
6.75%, 03/15/34(a)(b)	12,888	13,168,777
7.38%, 02/15/29(a)	15,832	16,310,633
TransMontaigne Partners LLC, 8.50%, 06/15/30(a)	9,517	9,849,448
Venture Global Calcasieu Pass LLC
3.88%, 11/01/33(a)(b)	20,995	18,710,284
6.00%, 05/01/36(a)	7,945	8,006,837
6.25%, 01/15/30(a)(b)	18,854	19,404,518
3.88%, 08/15/29(a)	23,058	22,088,496
4.13%, 08/15/31(a)(b)	22,459	21,038,594
Venture Global LNG, Inc.
7.00%, 01/15/30(a)(b)	26,711	27,475,682
8.13%, 06/01/28(a)(b)	40,869	41,818,019
8.38%, 06/01/31(a)(b)	41,610	43,384,001
9.50%, 02/01/29(a)	57,050	62,262,487
9.88%, 02/01/32(a)(b)	36,797	39,477,845
Venture Global Plaquemines LNG LLC
6.13%, 12/15/30(a)	34,585	35,666,750
6.50%, 01/15/34(a)(b)	36,040	37,751,936
6.50%, 06/15/34(a)(b)	22,859	23,920,412
6.75%, 01/15/36(a)	35,026	37,234,039
7.50%, 05/01/33(a)	23,256	25,790,044
7.75%, 05/01/35(a)(b)	23,510	26,442,026
		1,256,243,640
Real Estate — 0.7%
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp., 7.00%, 04/15/30(a)(b)	12,289	12,294,387
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp.
5.25%, 04/15/30(a)(b)	7,817	7,459,183
5.75%, 01/15/29(a)(b)	10,346	10,137,587
9.75%, 04/15/30(a)	9,225	9,851,122
CoreLogic, Inc., 4.50%, 05/01/28(a)(b)	14,329	13,932,953
Cushman & Wakefield U.S. Borrower LLC
6.75%, 05/15/28(a)	11,766	11,766,979
37
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Broad USD High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate (continued)
8.88%, 09/01/31(a)(b)	$8,087	$8,512,675
Five Point Operating Co. LP, 8.00%, 10/01/30(a)	7,985	8,187,915
Greystar Real Estate Partners LLC, 7.75%, 09/01/30(a)	6,974	7,265,360
Howard Hughes Corp.(The)
4.13%, 02/01/29(a)(b)	12,455	11,992,318
4.38%, 02/01/31(a)	11,713	10,967,419
5.88%, 03/01/32(a)(b)	7,342	7,183,361
6.13%, 03/01/34(a)(b)	7,969	7,808,585
Hunt Companies, Inc., 5.25%, 04/15/29(a)	10,623	10,290,922
Kennedy-Wilson, Inc.
4.75%, 03/01/29	11,377	11,252,545
4.75%, 02/01/30	10,963	10,784,085
5.00%, 03/01/31(b)	11,387	11,341,110
Newmark Group, Inc., 7.50%, 01/12/29(b)	8,858	9,324,817
		180,353,323
Real Estate Investment Trusts — 2.8%
Apollo Commercial Real Estate Finance, Inc., 4.63%, 06/15/29(a)(b)	6,188	6,186,610
Arbor Realty SR, Inc.
7.88%, 07/15/30(a)(b)	8,458	7,989,834
8.50%, 12/15/28(a)(b)	7,315	7,247,547
Blackstone Mortgage Trust, Inc., 7.75%, 12/01/29(a)	7,395	7,844,165
Brandywine Operating Partnership LP
3.95%, 11/15/27	8,024	7,829,698
4.55%, 10/01/29(b)	6,720	6,251,053
6.13%, 01/15/31(b)	4,284	3,987,057
8.30%, 03/15/28(b)	6,501	6,758,687
8.88%, 04/12/29(b)	10,428	10,913,882
Diversified Healthcare Trust
4.38%, 03/01/31(b)	9,164	8,241,766
4.75%, 02/15/28(b)	8,391	8,160,652
7.25%, 10/15/30(a)	5,823	5,941,510
EF Holdco/EF Cayman Holdings/Ellington Financial REIT Cayman/TRS/EF Cayman Non-MTM, 7.38%, 09/30/30(a)	6,853	6,809,081
Hudson Pacific Properties LP
3.25%, 01/15/30(b)	6,546	5,577,644
3.95%, 11/01/27	7,086	6,857,263
4.65%, 04/01/29(b)	8,748	7,828,631
5.95%, 02/15/28(b)	6,277	6,116,480
Iron Mountain Information Management Services, Inc., 5.00%, 07/15/32(a)	13,519	13,053,376
Iron Mountain, Inc.
4.50%, 02/15/31(a)	19,896	19,119,565
4.88%, 09/15/27(a)	18,029	17,988,716
4.88%, 09/15/29(a)	18,765	18,505,801
5.00%, 07/15/28(a)	9,777	9,745,033
5.25%, 03/15/28(a)	15,280	15,266,089
5.25%, 07/15/30(a)	23,867	23,620,016
5.63%, 07/15/32(a)(b)	10,770	10,693,274
6.25%, 01/15/33(a)(b)	22,487	22,835,256
7.00%, 02/15/29(a)	18,569	18,976,515
Millrose Properties, Inc.
6.25%, 09/15/32(a)(b)	13,742	13,802,209
6.38%, 08/01/30(a)	23,126	23,421,180
MPT Operating Partnership LP/MPT Finance Corp.
3.50%, 03/15/31	23,822	17,075,081
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
4.63%, 08/01/29	$15,428	$12,766,418
5.00%, 10/15/27(b)	24,495	23,882,528
8.50%, 02/15/32(a)(b)	27,547	28,618,551
Office Properties Income Trust, 3.25%, 03/15/27(a)(b)(c)(e)	2	1,371
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
4.88%, 05/15/29(a)	12,830	12,480,287
5.88%, 10/01/28(a)	13,930	13,896,667
7.00%, 02/01/30(a)	10,457	10,675,896
Pebblebrook Hotel LP/PEB Finance Corp., 6.38%, 10/15/29(a)(b)	7,194	7,310,433
RHP Hotel Properties LP/RHP Finance Corp.
4.50%, 02/15/29(a)	11,055	10,867,945
5.75%, 03/15/34(a)	10,843	10,778,027
6.50%, 04/01/32(a)(b)	19,511	20,020,471
6.50%, 06/15/33(a)(b)	12,037	12,398,266
7.25%, 07/15/28(a)	7,127	7,292,838
Rithm Capital Corp.
8.00%, 04/01/29(a)	13,879	13,942,843
8.00%, 07/15/30(a)	9,155	9,161,656
RLJ Lodging Trust LP, 4.00%, 09/15/29(a)(b)	8,488	8,020,292
SBA Communications Corp., 3.13%, 02/01/29	24,667	23,745,737
Service Properties Trust
0.00%, 09/30/28(a)(j)	7,773	7,142,063
3.95%, 01/15/28	7,655	7,422,171
4.38%, 02/15/30	6,634	5,971,640
4.95%, 10/01/29(b)	7,356	6,912,801
8.63%, 11/15/31(a)(b)	20,145	21,198,523
8.88%, 06/15/32(b)	8,868	9,100,235
Starwood Property Trust, Inc.
5.25%, 10/15/28(a)	9,021	8,977,874
5.75%, 01/15/31(a)(b)	9,867	9,857,347
6.00%, 04/15/30(a)	7,091	7,173,873
6.50%, 07/01/30(a)(b)	9,168	9,393,038
6.50%, 10/15/30(a)	9,005	9,261,688
7.25%, 04/01/29(a)	10,303	10,676,566
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC, 6.00%, 01/15/30(a)(b)	12,624	12,197,951
Vornado Realty LP
3.40%, 06/01/31(b)	7,941	7,217,221
5.75%, 02/01/33(b)	8,733	8,747,808
XHR LP
4.88%, 06/01/29(a)	8,347	8,192,649
6.63%, 05/15/30(a)	6,823	6,981,328
		726,928,673
Retail — 4.9%
Academy Ltd., 6.00%, 11/15/27(a)	6,966	6,966,028
Advance Auto Parts, Inc.
1.75%, 10/01/27	6,447	6,155,412
3.50%, 03/15/32(b)	6,148	5,405,168
3.90%, 04/15/30(b)	9,172	8,603,231
5.95%, 03/09/28(b)	5,602	5,698,702
7.00%, 08/01/30(a)(b)	18,753	19,345,145
7.38%, 08/01/33(a)(b)	17,819	18,386,179
Arko Corp., 5.13%, 11/15/29(a)(b)	7,963	7,176,862
Asbury Automotive Group, Inc.
4.50%, 03/01/28(b)	7,704	7,628,133
4.63%, 11/15/29(a)(b)	14,408	14,021,998
4.75%, 03/01/30(b)	8,038	7,828,093
Schedule of Investments
38

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Broad USD High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail (continued)
5.00%, 02/15/32(a)(b)	$11,429	$10,959,610
Bath & Body Works, Inc.
5.25%, 02/01/28(b)	8,963	8,983,292
6.63%, 10/01/30(a)	16,319	16,538,295
7.50%, 06/15/29(b)	9,321	9,459,352
6.75%, 07/01/36	11,444	11,129,268
6.88%, 11/01/35(b)	14,754	14,554,198
6.95%, 03/01/33(b)	5,136	4,991,195
BCPE Flavor Debt Merger Sub LLC and BCPE Flavor Issuer, Inc., 9.50%, 07/01/32(a)(b)	9,198	8,022,631
Bloomin' Brands, Inc./OSI Restaurant Partners LLC, 5.13%, 04/15/29(a)(b)	5,587	5,034,927
BlueLinx Holdings, Inc., 6.00%, 11/15/29(a)(b)	5,219	5,068,544
Brinker International, Inc., 8.25%, 07/15/30(a)(b)	6,946	7,265,064
Burger King (Restaurant Brands International, Inc.)/New Red Finance, Inc.
3.50%, 02/15/29(a)(b)	13,601	13,105,082
3.88%, 01/15/28(a)	28,362	27,834,273
4.00%, 10/15/30(a)	52,848	50,277,388
4.38%, 01/15/28(a)	14,966	14,777,315
5.63%, 09/15/29(a)	9,833	9,921,231
6.13%, 06/15/29(a)(b)	23,421	23,834,128
Carvana Co.
9.00%, 06/01/30, (9.00 % Cash)(a)(b)(f)	26,482	27,547,622
9.00%, 06/01/31, (9.00 % Cash)(a)(b)(f)	38,978	43,119,757
Cougar JV Subsidiary LLC, 8.00%, 05/15/32(a)(b)	12,140	12,765,052
EG Global Finance PLC, 12.00%, 11/30/28(a)	16,763	17,881,746
Ferrellgas LP/Ferrellgas Finance Corp.
5.88%, 04/01/29(a)	14,856	14,501,640
9.25%, 01/15/31(a)	11,871	12,459,897
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.
4.63%, 01/15/29(a)(b)	19,318	18,807,021
6.75%, 01/15/30(a)(b)	21,007	20,354,508
FirstCash, Inc.
4.63%, 09/01/28(a)	8,986	8,834,880
5.63%, 01/01/30(a)(b)	7,302	7,266,847
6.13%, 05/01/34(a)	7,160	7,142,990
6.88%, 03/01/32(a)(b)	9,256	9,486,295
Gap, Inc.(The)
3.63%, 10/01/29(a)	13,536	12,770,892
3.88%, 10/01/31(a)	14,044	12,849,143
Gee Automotive Holdings LLC, 7.25%, 03/01/31(a)(b)	5,720	5,795,790
Global Auto Holdings Ltd./AAG FH U.K. Ltd.
8.38%, 01/15/29(a)	9,688	9,200,306
8.75%, 01/15/32(a)(b)	9,681	8,905,699
11.50%, 08/15/29(a)(b)	10,077	10,232,992
Group 1 Automotive, Inc.
4.00%, 08/15/28(a)	14,050	13,679,291
6.38%, 01/15/30(a)	9,789	9,948,052
Ken Garff Automotive LLC, 4.88%, 09/15/28(a)	7,845	7,750,653
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 4.75%, 06/01/27(a)(b)	13,240	13,216,067
Kohl's Corp.
5.13%, 05/01/31	7,173	5,866,470
Security	Par (000)	Value
Retail (continued)
5.55%, 07/17/45(b)	$7,409	$4,471,915
10.00%, 06/01/30(a)	7,166	7,753,512
LBM Acquisition LLC
6.25%, 01/15/29(a)(b)	13,604	9,427,583
9.50%, 06/15/31(a)(b)	17,272	15,112,736
LCM Investments Holdings II LLC
4.88%, 05/01/29(a)(b)	18,178	17,797,156
8.25%, 08/01/31(a)	18,303	19,173,765
Lithia Motors, Inc.
3.88%, 06/01/29(a)	14,354	13,756,812
4.38%, 01/15/31(a)(b)	9,600	9,118,016
4.63%, 12/15/27(a)	7,580	7,544,190
5.50%, 10/01/30(a)(b)	10,416	10,360,795
Macy's Retail Holdings LLC
4.30%, 02/15/43(b)	4,555	3,055,118
4.50%, 12/15/34(b)	6,376	5,564,175
5.13%, 01/15/42	4,698	3,552,294
6.13%, 03/15/32(a)(b)	7,472	7,475,601
7.38%, 08/01/33(a)(b)	9,149	9,529,763
Men's Wearhouse LLC (The), 9.00%, 02/01/31(a)(b)	8,746	9,255,822
Michaels Companies, Inc.(The)
8.50%, 03/15/33(a)	39,307	38,817,624
11.00%, 03/15/34(a)	14,000	13,510,053
Murphy Oil USA, Inc.
3.75%, 02/15/31(a)(b)	8,440	7,883,237
4.75%, 09/15/29	8,772	8,681,179
5.63%, 05/01/27(b)	5,547	5,556,025
Nordstrom, Inc.
4.25%, 08/01/31(b)	7,381	6,794,241
4.38%, 04/01/30(b)	9,300	8,837,461
5.00%, 01/15/44	17,379	12,149,968
6.95%, 03/15/28(b)	5,326	5,431,700
Papa John's International, Inc., 3.88%, 09/15/29(a)	6,818	6,526,142
Park River Holdings, Inc.
8.00%, 03/15/31(a)	14,326	14,404,621
8.75%, 12/31/30(a)(b)	9,310	8,766,489
Penske Automotive Group, Inc., 3.75%, 06/15/29(b)	8,943	8,573,119
Petco Health & Wellness Co, Inc., 8.25%, 02/01/31(a)(b)	11,239	11,349,999
PetSmart LLC/PetSmart Finance Corp.
7.50%, 09/15/32(a)	37,266	37,735,500
10.00%, 09/15/33(a)(b)	14,573	14,719,838
QXO Building Products, Inc., 6.75%, 04/30/32(a)	40,628	41,442,204
SAKS Global Enterprises LLC, 11.00%, 12/15/29(a)(b)(c)(e)	26,266	196,996
Sally Holdings LLC/Sally Capital, Inc., 6.75%, 04/01/32(b)	11,808	12,170,541
Sonic Automotive, Inc.
4.63%, 11/15/29(a)(b)	11,253	11,008,491
4.88%, 11/15/31(a)(b)	8,203	7,886,946
Specialty Building Products Holdings LLC/SBP Finance Corp., 7.75%, 10/15/29(a)(b)	9,314	8,220,452
Staples, Inc.
10.75%, 09/01/29(a)	47,528	45,429,620
12.75%, 01/15/30(a)	15,341	11,518,615
39
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Broad USD High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail (continued)
Suburban Propane Partners LP/Suburban Energy Finance Corp.
5.00%, 06/01/31(a)(b)	$12,073	$11,590,774
6.50%, 12/15/35(a)(b)	5,375	5,331,487
Superior Plus LP/Superior General Partner, Inc., 4.50%, 03/15/29(a)(b)	11,112	10,774,835
Victoria's Secret & Co., 4.63%, 07/15/29(a)(b)	10,580	10,192,549
Victra Holdings LLC/Victra Finance Corp., 8.75%, 09/15/29(a)(b)	8,395	8,790,237
Vivo Energy Investments BV, 5.13%, 09/24/27(a)	1,105	1,093,926
White Cap Supply Holdings LLC, 7.38%, 11/15/30(a)(b)	12,032	12,166,133
Yum! Brands, Inc.
3.63%, 03/15/31(b)	17,976	16,743,700
4.63%, 01/31/32	18,377	17,679,727
4.75%, 01/15/30(a)(b)	13,905	13,769,724
5.35%, 11/01/43(b)	5,482	5,216,661
5.38%, 04/01/32(b)	16,622	16,633,619
6.88%, 11/15/37	6,692	7,366,165
		1,297,264,205
Semiconductors — 0.5%
Amkor Technology, Inc., 5.88%, 10/01/33(a)(b)	10,188	10,243,372
ams-OSRAM AG, 12.25%, 03/30/29(a)(b)	7,731	8,255,123
Entegris, Inc.
3.63%, 05/01/29(a)(b)	6,773	6,459,936
4.38%, 04/15/28(a)	7,090	6,989,031
4.75%, 04/15/29(a)	29,404	29,176,381
5.95%, 06/15/30(a)(b)	16,716	16,921,607
Kioxia Holdings Corp.
6.25%, 07/24/30(a)	19,627	20,214,543
6.63%, 07/24/33(a)(b)	19,455	20,337,511
ON Semiconductor Corp., 3.88%, 09/01/28(a)	13,043	12,715,408
Synaptics, Inc., 4.00%, 06/15/29(a)(b)	6,918	6,578,709
		137,891,621
Software — 2.8%
AthenaHealth Group, Inc., 6.50%, 02/15/30(a)(b)	40,758	38,848,378
Capstone Borrower, Inc., 8.00%, 06/15/30(a)(b)	14,762	14,239,920
Castle U.S. Holding Corp., 10.00%, 06/30/31(a)	1,837	367,400
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc., 8.00%, 06/15/29(a)	13,540	8,124,000
Central Parent, Inc./CDK Global, Inc., 7.25%, 06/15/29(a)	13,644	8,186,400
Cloud Software Group, Inc.
6.50%, 03/31/29(a)	69,885	68,043,949
6.63%, 08/15/33(a)(b)	17,526	15,697,387
8.25%, 06/30/32(a)(b)	33,186	31,527,954
9.00%, 09/30/29(a)	67,386	66,165,312
Consensus Cloud Solutions, Inc., 6.50%, 10/15/28(a)(b)	6,195	6,142,274
CoreWeave, Inc.
9.00%, 02/01/31(a)(b)	34,364	34,146,117
9.25%, 06/01/30(a)(b)	40,762	41,275,943
9.75%, 10/01/31(a)	13,846	13,926,176
Dye & Durham Ltd., 8.63%, 04/15/29(a)(b)	9,032	7,877,981
Elastic NV, 4.13%, 07/15/29(a)(b)	10,252	9,731,016
Ellucian Holdings, Inc., 6.50%, 12/01/29(a)(b)	12,652	12,444,160
Security	Par (000)	Value
Software (continued)
Fair Isaac Corp.
4.00%, 06/15/28(a)(b)	$16,953	$16,528,078
6.00%, 05/15/33(a)	26,748	26,379,522
6.25%, 09/15/34(a)	19,364	19,060,903
OAK-Eagle Acquireco, Inc.
7.25%, 07/01/33(a)	36,901	38,023,382
8.75%, 07/01/34(a)	34,922	36,340,773
Open Text Corp.
3.88%, 02/15/28(a)(b)	16,458	15,924,216
3.88%, 12/01/29(a)	15,272	13,764,475
Open Text Holdings, Inc.
4.13%, 02/15/30(a)(b)	15,976	14,382,135
4.13%, 12/01/31(a)(b)	12,054	10,292,600
Pagaya U.S. Holdings Co. LLC, 8.88%, 08/01/30(a)(b)	9,014	6,994,572
PTC, Inc., 4.00%, 02/15/28(a)(b)	8,888	8,676,540
Rackspace Finance LLC, 3.50%, 05/15/28(a)	1,801	886,748
RingCentral, Inc., 8.50%, 08/15/30(a)(b)	5,926	6,223,633
ROBLOX Corp., 3.88%, 05/01/30(a)(b)	17,665	16,732,110
Rocket Software, Inc.
6.50%, 02/15/29(a)(b)	10,452	9,332,589
9.00%, 11/28/28(a)(b)	14,738	14,665,063
SS&C Technologies, Inc.
5.50%, 09/30/27(a)(b)	36,294	36,262,170
6.50%, 06/01/32(a)(b)	12,955	13,108,292
Twilio, Inc.
3.63%, 03/15/29(b)	9,505	9,140,860
3.88%, 03/15/31(b)	8,578	8,007,134
UKG, Inc., 6.88%, 02/01/31(a)	43,832	42,662,274
West Technology Group LLC, 8.50%, 04/10/27(a)	7,918	79,180
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%, 02/01/29(a)(b)	11,820	9,616,169
		749,827,785
Telecommunications — 6.0%
Africell Holding Ltd., 10.50%, 10/23/29(a)	4,328	4,354,526
Altice Financing SA
5.00%, 01/15/28(a)	21,644	16,120,185
5.75%, 08/15/29(a)	35,736	26,305,527
9.63%, 07/15/27(a)	5,613	4,356,559
Altice France Lux 3/Altice Holdings 1, 10.00%, 01/15/33(a)	18,458	18,257,321
Altice France SA
6.50%, 10/15/31(a)	7,464	7,323,317
6.50%, 04/15/32(a)	36,764	36,158,965
6.88%, 10/15/30(a)	14,693	14,444,257
6.88%, 07/15/32(a)	28,068	27,608,757
9.50%, 11/01/29(a)	25,671	26,205,811
APLD ComputeCo 2 LLC, 6.75%, 03/15/31(a)	40,395	39,993,282
APLD ComputeCo LLC, 9.25%, 12/15/30(a)	45,126	48,505,254
Bell Telephone Co. of Canada or Bell Canada
6.88%, 09/15/55, (5-year CMT + 2.39%)(g)	17,316	17,765,350
7.00%, 09/15/55, (5-year CMT + 2.36%)(g)	23,412	24,295,826
Black Pearl Compute LLC, 6.13%, 02/15/31(a)	34,106	34,603,530
British Telecommunications PLC, 4.88%, 11/23/81, (5-year CMT + 3.49%)(a)(b)(g)	7,595	7,313,437
Ciena Corp., 4.00%, 01/31/30(a)	7,084	6,785,602
Cipher Compute LLC, 7.13%, 11/15/30(a)(b)	30,885	32,012,586
Connect Finco SARL/Connect U.S. Finco LLC, 9.00%, 09/15/29(a)(b)	36,414	38,405,372
Schedule of Investments
40

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Broad USD High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Telecommunications (continued)
Connect Holding II LLC, 10.50%, 04/03/31(a)	$29,238	$29,794,500
Core Scientific Finance I LLC, 7.75%, 05/15/31(a)	30,655	30,578,491
Edged Compute LLC, 7.50%, 04/30/31(a)(b)	22,675	22,233,161
Embarq LLC, 8.00%, 06/01/36(b)	18,471	5,005,641
Fibercop SpA
Series 2033, 6.38%, 11/15/33(a)(b)	8,626	8,615,217
Series 2034, 6.00%, 09/30/34(a)	8,705	8,347,704
Series 2036, 7.20%, 07/18/36(a)(b)	8,305	8,284,237
Series 2038, 7.72%, 06/04/38(a)(b)	9,232	9,256,446
Flash Compute LLC, 7.25%, 12/31/30(a)	23,011	23,472,833
GCI LLC, 4.75%, 10/15/28(a)	10,923	10,687,092
GoTo Group, Inc.
5.50%, 05/01/28(a)	7,532	5,762,171
5.50%, 05/01/28(a)(b)	4,748	1,187,062
Iliad Holding SAS
7.00%, 10/15/28(a)	19,403	19,535,697
7.00%, 04/15/32(a)	14,909	15,136,422
8.50%, 04/15/31(a)	17,450	18,512,822
Level 3 Financing, Inc.
3.63%, 01/15/29(a)	3,020	2,869,000
3.75%, 07/15/29(a)(b)	4,783	4,488,272
6.88%, 06/30/33(a)(b)	41,288	42,610,532
7.00%, 03/31/34(a)	47,983	49,769,263
8.50%, 01/15/36(a)(b)	37,564	40,231,457
Lumen Technologies, Inc.
4.50%, 01/15/29(a)(b)	5,032	4,830,720
Series P, 7.60%, 09/15/39	6,528	6,283,200
Series U, 7.65%, 03/15/42	4,397	4,100,560
Meridian Arc Holdco LLC, 6.25%, 04/30/31(a)	80,050	80,031,780
Millicom International Cellular SA
4.50%, 04/27/31(a)(b)	12,375	11,551,271
5.13%, 01/15/28(a)(b)	5,313	5,291,553
6.25%, 03/25/29(a)(b)	10,900	10,949,796
7.38%, 04/02/32(a)(b)	7,197	7,446,736
PR RNO Property Owner 1 LLC, 6.50%, 05/01/31(a)	28,340	28,091,002
Rogers Communications, Inc.
6.88%, 07/31/56, (5-year CMT + 2.84%)(b)(g)	8,000	8,124,772
7.00%, 04/15/55, (5-year CMT + 2.65%)(g)	19,620	20,025,938
7.13%, 04/15/55, (5-year CMT + 2.62%)(g)	19,020	19,621,232
SE COSMOS LLC, 8.88%, 05/01/31(a)	8,700	8,656,500
SES AMERICOM, Inc., 5.30%, 03/25/44(a)(b)	2,253	1,759,728
SV RNO Property Owner 1 LLC, 5.88%, 03/01/31(a)	73,262	71,880,915
Telecom Italia Capital SA
6.00%, 09/30/34(b)	9,273	9,536,483
6.38%, 11/15/33(b)	9,160	9,612,751
7.20%, 07/18/36	9,526	10,398,124
7.72%, 06/04/38	9,424	10,670,456
TELUS Corp.
6.63%, 10/15/55, (5-year CMT + 2.77%)(b)(g)	12,176	12,312,018
7.00%, 10/15/55, (5-year CMT + 2.71%)(g)	14,982	15,496,302
Series ., 6.38%, 06/09/56, (5-year CMT + 2.69%)(g)	14,956	14,957,705
Series ..., 6.63%, 06/09/56, (5-year CMT + 2.52%)(g)	13,258	13,185,027
Security	Par (000)	Value
Telecommunications (continued)
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC
4.75%, 04/15/28(a)(b)	$8,781	$8,747,315
6.50%, 02/15/29(a)(b)	18,501	18,177,525
8.63%, 06/15/32(a)(b)	16,433	17,198,851
Series Feb, 8.63%, 06/15/32(a)	6,960	7,284,367
Viasat, Inc.
6.50%, 07/15/28(a)	6,488	6,462,508
7.50%, 05/30/31(a)	11,344	11,368,979
Viavi Solutions, Inc., 3.75%, 10/01/29(a)	7,003	6,671,470
Vmed O2 U.K. Financing I PLC
4.25%, 01/31/31(a)	24,943	21,473,893
4.75%, 07/15/31(a)	24,632	21,309,067
6.75%, 01/15/33(a)	16,342	14,938,021
7.75%, 04/15/32(a)	17,005	16,531,662
Vodafone Group PLC
4.13%, 06/04/81, (5-year CMT + 2.77%)(g)	17,307	16,122,173
5.13%, 06/04/81, (5-year CMT + 3.07%)(g)	16,021	12,615,818
7.00%, 04/04/79, (5-year USD Swap + 4.87%)(b)(g)	37,061	38,650,102
Windstream Services LLC, 7.50%, 10/15/33(a)	24,024	25,293,813
Windstream Services LLC/Windstream Escrow Finance Corp., 8.25%, 10/01/31(a)(b)	37,531	39,696,464
WULF Compute LLC, 7.75%, 10/15/30(a)	63,948	67,209,235
Zayo Group Holdings, Inc.
9.25%, 03/09/30, (5.75% Cash and 0.50% PIK)(a)(b)(f)	19,422	19,431,777
13.75%, 09/09/30, (7.13% Cash and 1.88% PIK)(a)(b)(f)	14,734	14,527,812
Zegona Finance PLC, 8.63%, 07/15/29(a)	14,389	15,051,965
		1,570,770,870
Transportation — 0.5%
Beacon Mobility Corp., 7.25%, 08/01/30(a)(b)	10,467	10,898,994
Brightline East LLC, 11.00%, 01/31/30(a)(b)	18,328	1,651,642
Carriage Purchaser, Inc., 7.88%, 10/15/29(a)(b)	5,461	5,305,202
Danaos Corp., 6.88%, 10/15/32(a)	9,220	9,469,890
First Student Bidco, Inc./First Transit Parent, Inc., 4.00%, 07/31/29(a)	11,207	10,721,394
GB AIT Buyer, Inc., 8.75%, 04/30/34(a)	6,595	6,634,029
Genesee & Wyoming, Inc., 6.25%, 04/15/32(a)(b)	12,596	12,891,918
Rand Parent LLC, 8.50%, 02/15/30(a)(b)	16,039	16,660,495
RXO, Inc., 6.38%, 05/15/31(a)(b)	7,339	7,267,414
Star Leasing Co. LLC, 7.63%, 02/15/30(a)(b)	12,525	12,120,131
Stonepeak Nile Parent LLC, 7.25%, 03/15/32(a)	8,896	9,307,995
Watco Companies LLC/Watco Finance Corp., 7.13%, 08/01/32(a)(b)	17,705	18,387,545
XPO CNW, Inc., 6.70%, 05/01/34(b)	5,773	6,074,778
XPO, Inc.
7.13%, 06/01/31(a)(b)	7,853	8,128,907
7.13%, 02/01/32(a)(b)	10,074	10,505,389
		146,025,723
Trucking & Leasing — 0.3%
FTAI Aviation Investors LLC
5.50%, 05/01/28(a)(b)	19,237	19,229,067
5.88%, 04/15/33(a)(b)	9,675	9,620,504
41
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Broad USD High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Trucking & Leasing (continued)
7.00%, 05/01/31(a)	$12,816	$13,263,560
7.00%, 06/15/32(a)(b)	14,535	15,003,565
7.88%, 12/01/30(a)	9,623	10,103,919
		67,220,615
Total Corporate Bonds & Notes — 97.4% (Cost: $26,131,600,431)		25,702,473,638
Floating Rate Loan Interests(g)
Retail — 0.2%
SAKS Global Enterprises LLC
DIP First Out Interim Delayed Draw Term Loan, 0.00%, 01/14/33	31,766	29,250,802
DIP Second Out Roll-Up DDTL, (1-mo. CME Term SOFR at 0.00% Floor + 12.50%), 16.16%, 07/15/26	7,503	3,519,399
(1-mo. CME Term SOFR at 0.00% Floor + 12.50%), 16.17%, 07/15/26(g)	13,689	6,057,313
Total Floating Rate Loan Interests — 0.2% (Cost: $41,661,692)		38,827,514
	Shares
Common Stocks
Aerospace & Defense — 0.0%
Incora Top Holdco LLC, NVS(a)(b)(d)	3,199	19,770
Incora Top Holdco LLC, NVS(d)	62,532	386,448
		406,218
Health Care Technology — 0.0%
Quincy Health LLC(d)(e)	11,575	—
Professional Services — 0.0%
Affinion Group, Inc.(d)	3,506	—
Total Common Stocks — 0.0% (Cost $7,775,317)		406,218
Total Long-Term Investments — 97.6% (Cost: $26,181,037,440)		25,741,707,370
Security	Shares	Value
Short-Term Securities
Money Market Funds — 13.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.83%(k)(l)(m)	3,215,143,073	$3,216,107,616
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.61%(k)(l)	404,750,000	404,750,000
Total Short-Term Securities — 13.7% (Cost: $3,620,256,951)		3,620,857,616
Total Investments — 111.3% (Cost: $29,801,294,391)		29,362,564,986
Liabilities in Excess of Other Assets — (11.3)%		(2,983,010,089)
Net Assets — 100.0%		$26,379,554,897

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)	Issuer filed for bankruptcy and/or is in default.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Non-income producing security.
(f)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(g)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(h)	Perpetual security with no stated maturity date.
(i)	Rounds to less than 1,000.
(j)	Zero-coupon bond.
(k)	Affiliate of the Fund.
(l)	Annualized 7-day yield as of period end.
(m)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Schedule of Investments
42

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Broad USD High Yield Corporate Bond ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/26	Shares Held at 04/30/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: In- stitutional, SL Agency Shares	$3,769,682,559	$—	$(552,802,987)(a)	$(120,033)	$(651,923)	$3,216,107,616	3,215,143,073	$8,773,946 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	250,950,000	153,800,000 (a)	—	—	—	404,750,000	404,750,000	3,218,495	—
				$(120,033)	$(651,923)	$3,620,857,616		$11,992,441	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$25,702,129,003	$344,635	$25,702,473,638
Floating Rate Loan Interests	—	38,827,514	—	38,827,514
Common Stocks	—	—	406,218	406,218
Short-Term Securities
Money Market Funds	3,620,857,616	—	—	3,620,857,616
	$3,620,857,616	$25,740,956,517	$750,853	$29,362,564,986
See notes to financial statements.
43
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)
April 30, 2026
iShares® ESG Advanced High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Advertising — 1.7%
Clear Channel Outdoor Holdings, Inc.
7.13%, 02/15/31(a)	$465	$483,967
7.50%, 06/01/29(a)	375	375,977
7.50%, 03/15/33(a)	355	372,819
7.75%, 04/15/28(a)	410	411,400
7.88%, 04/01/30(a)	340	354,208
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.25%, 01/15/29(a)	239	233,231
4.63%, 03/15/30(a)(b)	197	191,426
5.00%, 08/15/27(a)	252	251,857
7.38%, 02/15/31(a)	200	209,272
Stagwell Global LLC, 5.63%, 08/15/29(a)	441	420,055
		3,304,212
Aerospace & Defense — 2.1%
ATI, Inc., 7.25%, 08/15/30(b)	175	182,337
TransDigm, Inc.
4.63%, 01/15/29	245	241,305
4.88%, 05/01/29	140	138,287
6.00%, 01/15/33(a)	320	323,221
6.13%, 07/31/34(a)	190	190,234
6.25%, 01/31/34(a)	125	127,764
6.38%, 03/01/29(a)	554	565,785
6.38%, 05/31/33(a)	525	529,564
6.63%, 03/01/32(a)	438	450,249
6.75%, 08/15/28(a)	429	434,984
6.75%, 01/31/34(a)(b)	426	437,435
6.88%, 12/15/30(a)	300	309,295
7.13%, 12/01/31(a)	194	201,091
		4,131,551
Agriculture — 0.2%
Darling Ingredients, Inc., 6.00%, 06/15/30(a)	449	452,969
Airlines — 0.9%
Allegiant Travel Co., 7.25%, 08/15/27(a)	150	150,620
JetBlue Airways Corp/JetBlue Loyalty LP, 9.88%, 09/20/31(a)	795	739,376
United Airlines Holdings, Inc.
4.88%, 03/01/29	400	395,024
5.38%, 03/01/31	425	419,087
		1,704,107
Apparel — 0.4%
Kontoor Brands, Inc., 4.13%, 11/15/29(a)	176	167,656
Under Armour, Inc., 7.25%, 07/15/30(a)(b)	180	183,717
William Carter Co. (The), 7.38%, 02/15/31(a)(b)	225	231,439
Wolverine World Wide, Inc., 4.00%, 08/15/29(a)	222	207,441
		790,253
Auto Parts & Equipment — 1.8%
Adient Global Holdings Ltd.
7.00%, 04/15/28(a)	194	197,536
7.50%, 02/15/33(a)(b)	338	345,616
8.25%, 04/15/31(a)	198	206,579
American Axle & Manufacturing, Inc.
5.00%, 10/01/29(b)	250	242,919
6.38%, 10/15/32(a)(b)	350	349,349
7.75%, 10/15/33(a)	510	498,761
Aptiv Swiss Holdings Ltd., 6.88%, 12/15/54, (5-year CMT + 3.39%)(c)	200	204,331
Security	Par (000)	Value
Auto Parts & Equipment (continued)
Garrett Motion Holdings, Inc./Garrett LX I SARL, 7.75%, 05/31/32(a)(b)	$328	$342,267
Phinia, Inc.
6.63%, 10/15/32(a)	200	205,512
6.75%, 04/15/29(a)	226	231,723
Qnity Electronics, Inc.
5.75%, 08/15/32(a)	400	404,272
6.25%, 08/15/33(a)	300	306,799
		3,535,664
Banks — 0.1%
Walker & Dunlop, Inc., 6.63%, 04/01/33(a)	160	159,036
Beverages — 0.3%
Primo Water Holdings, Inc./Triton Water Holdings, Inc.
4.38%, 04/30/29(a)	300	292,834
6.25%, 04/01/29(a)	285	285,371
		578,205
Biotechnology — 0.7%
BioMarin Pharmaceutical, Inc., 5.50%, 02/15/34(a)	350	347,586
Genmab A/S/Genmab Finance LLC
6.25%, 12/15/32(a)	625	640,917
7.25%, 12/15/33(a)	425	443,062
		1,431,565
Building Materials — 2.1%
Boise Cascade Co., 4.88%, 07/01/30(a)(b)	185	182,423
Builders FirstSource, Inc.
4.25%, 02/01/32(a)	530	492,318
5.00%, 03/01/30(a)	236	231,227
6.38%, 06/15/32(a)(b)	270	272,201
6.38%, 03/01/34(a)	409	407,343
6.75%, 05/15/35(a)	317	320,169
EMRLD Borrower LP/Emerald Co-Issuer, Inc.
6.63%, 12/15/30(a)	1,125	1,153,180
6.75%, 07/15/31(a)	200	207,062
Griffon Corp., 5.75%, 03/01/28	398	397,086
Knife River Corp., 7.75%, 05/01/31(a)	175	181,913
Masterbrand, Inc., 7.00%, 07/15/32(a)(b)	273	271,732
		4,116,654
Chemicals — 1.6%
Ashland, Inc., 3.38%, 09/01/31(a)(b)	181	161,709
Axalta Coating Systems Dutch Holding B BV, 7.25%, 02/15/31(a)	200	207,751
Axalta Coating Systems LLC, 3.38%, 02/15/29(a)	305	290,132
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV, 4.75%, 06/15/27(a)	175	174,174
FMC Corp.
3.45%, 10/01/29	195	177,196
4.50%, 10/01/49(b)	200	124,000
5.65%, 05/18/33(b)	195	171,955
6.38%, 05/18/53(b)	200	150,659
8.45%, 11/01/55, (5-year CMT + 4.37%)(c)	310	205,291
Huntsman International LLC
2.95%, 06/15/31	160	136,645
4.50%, 05/01/29	340	325,390
Perimeter Holdings LLC, 6.25%, 01/15/34(a)	225	224,165
SK Invictus Intermediate II SARL, 5.00%, 10/30/29(a)	300	295,373
Tronox, Inc.
4.63%, 03/15/29(a)(b)	438	366,432
9.13%, 09/30/30(a)(b)	165	167,526
		3,178,398
Schedule of Investments
44

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® ESG Advanced High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Services — 5.3%
ADT Security Corp.(The)
4.13%, 08/01/29(a)	$408	$392,300
4.88%, 07/15/32(a)	285	270,586
5.88%, 10/15/33(a)	410	403,753
AMN Healthcare, Inc., 6.50%, 01/15/31(a)	165	164,167
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
4.75%, 04/01/28(a)	210	204,753
5.38%, 03/01/29(a)(b)	223	216,483
8.00%, 02/15/31(a)(b)	211	212,921
8.25%, 01/15/30(a)(b)	299	306,876
8.38%, 06/15/32(a)	241	242,269
Belron U.K. Finance PLC, 5.75%, 10/15/29(a)	450	454,501
Cimpress PLC, 7.38%, 09/15/32(a)	220	222,478
Clarivate Science Holdings Corp.
3.88%, 07/01/28(a)(b)	400	386,215
4.88%, 07/01/29(a)	362	328,084
CompoSecure Holdings LLC, 5.63%, 02/01/33(a)	375	367,150
Deluxe Corp.
8.00%, 06/01/29(a)	233	235,706
8.13%, 09/15/29(a)	175	182,692
Herc Holdings, Inc.
5.75%, 03/15/31(a)(b)	230	230,431
6.00%, 03/15/34(a)(b)	245	242,830
6.63%, 06/15/29(a)	338	346,360
7.00%, 06/15/30(a)(b)	670	697,290
7.25%, 06/15/33(a)(b)	444	464,849
Hertz Corp.(The)
5.00%, 12/01/29(a)	407	200,150
12.63%, 07/15/29(a)	510	481,807
Korn Ferry, 4.63%, 12/15/27(a)	179	177,310
NESCO Holdings II, Inc., 5.50%, 04/15/29(a)	380	378,111
Prime Security Services Borrower LLC/Prime Finance, Inc., 3.38%, 08/31/27(a)	403	394,548
Service Corp. International/U.S.
3.38%, 08/15/30	361	336,305
4.00%, 05/15/31	315	297,409
4.63%, 12/15/27	225	223,344
5.13%, 06/01/29(b)	305	304,375
5.75%, 10/15/32	321	323,762
TriNet Group, Inc.
3.50%, 03/01/29(a)	200	186,341
7.13%, 08/15/31(a)	164	162,705
Valvoline, Inc., 3.63%, 06/15/31(a)(b)	237	215,776
WEX, Inc., 6.50%, 03/15/33(a)	232	230,951
		10,485,588
Computers — 2.1%
CACI International, Inc., 6.38%, 06/15/33(a)	595	608,769
Diebold Nixdorf, Inc., 7.75%, 03/31/30(a)	385	404,935
Everforth, Inc., 4.63%, 05/15/28(a)	231	215,762
Insight Enterprises, Inc., 6.63%, 05/15/32(a)	212	210,173
NCR Atleos Corp., 9.50%, 04/01/29(a)	525	558,581
NCR Voyix Corp.
5.00%, 10/01/28(a)	265	259,525
5.13%, 04/15/29(a)	167	162,262
Pitney Bowes, Inc., 7.25%, 03/15/29(a)	200	200,990
Science Applications International Corp.
4.88%, 04/01/28(a)	175	173,305
5.88%, 11/01/33(a)(b)	205	202,146
Seagate Data Storage Technology Pte. Ltd.
4.09%, 06/01/29(a)	160	156,060
5.88%, 07/15/30(a)	163	166,505
Security	Par (000)	Value
Computers (continued)
8.25%, 12/15/29(a)	$203	$212,130
8.50%, 07/15/31(a)	195	204,326
9.63%, 12/01/32(a)	331	368,901
		4,104,370
Cosmetics & Personal Care — 0.7%
Edgewell Personal Care Co.
4.13%, 04/01/29(a)	210	200,628
5.50%, 06/01/28(a)	322	321,244
Perrigo Finance Unlimited Co.
5.15%, 06/15/30	300	284,426
6.13%, 09/30/32(b)	294	276,945
Prestige Brands, Inc.
3.75%, 04/01/31(a)	234	216,185
5.13%, 01/15/28(a)	163	162,744
		1,462,172
Distribution & Wholesale — 0.4%
RB Global Holdings, Inc.
6.75%, 03/15/28(a)	215	218,029
7.75%, 03/15/31(a)	325	337,382
Resideo Funding, Inc., 6.50%, 07/15/32(a)(b)	253	255,419
		810,830
Diversified Financial Services — 7.7%
Ally Financial, Inc.
6.65%, 01/17/40, (5-year CMT + 2.45%)(c)	205	202,216
6.70%, 02/14/33(b)	183	188,874
Bread Financial Holdings, Inc., 6.75%, 05/15/31(a)	195	199,264
Burford Capital Global Finance LLC
6.25%, 04/15/28(a)	125	121,782
7.50%, 07/15/33(a)	225	184,714
8.50%, 01/15/34(a)	200	169,022
9.25%, 07/01/31(a)	275	256,073
Coinbase Global, Inc.
3.38%, 10/01/28(a)(b)	405	388,310
3.63%, 10/01/31(a)(b)	295	258,609
Credit Acceptance Corp.
6.63%, 03/15/30(a)	205	204,266
9.25%, 12/15/28(a)	238	248,491
Encore Capital Group, Inc.
6.63%, 04/15/31(a)	225	228,737
8.50%, 05/15/30(a)	200	213,101
9.25%, 04/01/29(a)	150	156,979
Navient Corp.
4.88%, 03/15/28	210	205,238
5.50%, 03/15/29(b)	310	297,940
5.63%, 08/01/33	240	204,128
7.88%, 06/15/32(b)	205	197,323
9.38%, 07/25/30	205	212,608
11.50%, 03/15/31	205	220,113
OneMain Finance Corp.
3.88%, 09/15/28	240	232,000
4.00%, 09/15/30	332	305,477
5.38%, 11/15/29	300	294,628
6.13%, 05/15/30	295	293,919
6.50%, 03/15/33	314	307,551
6.63%, 01/15/28	299	303,137
6.63%, 05/15/29	342	348,160
6.75%, 03/15/32	240	239,956
6.75%, 09/15/33	395	388,562
7.13%, 11/15/31	298	302,251
7.13%, 09/15/32	315	319,612
45
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® ESG Advanced High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
7.50%, 05/15/31	$302	$309,762
7.88%, 03/15/30	262	273,161
PennyMac Financial Services, Inc.
4.25%, 02/15/29(a)	272	259,606
5.75%, 09/15/31(a)	217	206,501
6.75%, 02/15/34(a)	265	256,374
6.88%, 05/15/32(a)	360	356,160
6.88%, 02/15/33(a)	345	339,123
7.13%, 11/15/30(a)	263	266,221
7.88%, 12/15/29(a)	289	300,135
PRA Group, Inc., 8.88%, 01/31/30(a)	211	218,134
Rocket Companies, Inc.
6.13%, 08/01/30(a)	810	822,422
6.38%, 08/01/33(a)	850	861,934
6.50%, 08/01/29(a)	300	306,024
7.13%, 02/01/32(a)	376	388,798
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.
3.63%, 03/01/29(a)	300	287,301
3.88%, 03/01/31(a)	510	473,676
4.00%, 10/15/33(a)(b)	340	306,450
SLM Corp., 6.50%, 01/31/30	195	196,688
Stonex Escrow Issuer LLC, 6.88%, 07/15/32(a)	260	269,073
StoneX Group, Inc., 7.88%, 03/01/31(a)	224	235,812
Synchrony Financial, 7.25%, 02/02/33	314	326,114
VFH Parent LLC/Valor Co-Issuer, Inc., 7.50%, 06/15/31(a)	194	203,552
		15,156,062
Electric — 0.7%
XPLR Infrastructure Operating Partners LP
7.25%, 01/15/29(a)(b)	300	312,020
7.75%, 04/15/34(a)(b)	300	314,371
8.38%, 01/15/31(a)(b)	325	347,079
8.63%, 03/15/33(a)	375	401,921
		1,375,391
Electrical Components & Equipment — 1.5%
Energizer Holdings, Inc.
4.38%, 03/31/29(a)(b)	341	328,042
4.75%, 06/15/28(a)	257	253,556
6.00%, 09/15/33(a)(b)	160	152,895
WESCO Distribution, Inc.
5.25%, 04/15/31(a)	265	265,061
5.50%, 04/15/34(a)	365	364,088
6.38%, 03/15/29(a)	354	361,426
6.38%, 03/15/33(a)(b)	330	340,505
6.63%, 03/15/32(a)	375	388,214
7.25%, 06/15/28(a)	430	431,333
		2,885,120
Electronics — 0.9%
Atkore, Inc., 4.25%, 06/01/31(a)(b)	160	152,670
Coherent Corp., 5.00%, 12/15/29(a)	393	388,913
Sensata Technologies BV
4.00%, 04/15/29(a)	226	219,930
5.88%, 09/01/30(a)	175	176,184
Sensata Technologies, Inc.
3.75%, 02/15/31(a)	299	278,138
4.38%, 02/15/30(a)	240	233,016
6.63%, 07/15/32(a)	180	185,551
TTM Technologies, Inc., 4.00%, 03/01/29(a)	205	198,665
		1,833,067
Security	Par (000)	Value
Engineering & Construction — 0.7%
Arcosa, Inc.
4.38%, 04/15/29(a)	$177	$172,437
6.88%, 08/15/32(a)	220	228,560
Dycom Industries, Inc., 4.50%, 04/15/29(a)	188	183,621
TopBuild Corp.
3.63%, 03/15/29(a)	141	140,100
4.13%, 02/15/32(a)	210	209,841
5.63%, 01/31/34(a)	335	339,258
Tutor Perini Corp., 11.88%, 04/30/29(a)	154	167,910
		1,441,727
Entertainment — 1.8%
Cinemark USA, Inc.
5.25%, 07/15/28(a)	316	314,867
7.00%, 08/01/32(a)(b)	216	223,189
Live Nation Entertainment, Inc.
3.75%, 01/15/28(a)	234	229,807
4.75%, 10/15/27(a)	352	350,835
6.50%, 05/15/27(a)	441	441,362
SeaWorld Parks & Entertainment, Inc., 5.25%, 08/15/29(a)(b)	301	291,085
Six Flags Entertainment Corp., 7.25%, 05/15/31(a)(b)	325	320,465
Six Flags Entertainment Corp./Canada's Wonderland Co./Magnum Management Corp., 5.25%, 07/15/29	204	196,309
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc./Canada's Wonderland Co., 6.63%, 05/01/32(a)(b)	344	350,093
Six Flags Entertainment Corp/Canada's Wonderland Co/Millennium Operations LLC, 8.63%, 01/15/32(a)(b)	405	412,009
Vail Resorts, Inc.
5.63%, 07/15/30(a)	231	230,724
6.50%, 05/15/32(a)(b)	245	249,913
		3,610,658
Environmental Control — 0.1%
Enviri Corp., 5.75%, 07/31/27(a)	183	182,729
Food — 2.7%
Industrial F&B Investments III, Inc., 7.75%, 02/11/33(a)	350	353,879
Lamb Weston Holdings, Inc.
4.13%, 01/31/30(a)	393	376,554
4.38%, 01/31/32(a)(b)	285	268,480
4.88%, 05/15/28(a)	224	222,804
Post Holdings, Inc.
4.50%, 09/15/31(a)	428	402,510
4.63%, 04/15/30(a)(b)	587	568,453
6.25%, 02/15/32(a)	427	435,970
6.25%, 10/15/34(a)	405	399,992
6.38%, 03/01/33(a)(b)	479	478,948
6.50%, 03/15/36(a)	530	526,698
U.S. Foods, Inc.
4.63%, 06/01/30(a)	225	220,130
4.75%, 02/15/29(a)	365	360,546
5.75%, 04/15/33(a)	175	175,664
6.88%, 09/15/28(a)	191	195,470
7.25%, 01/15/32(a)	226	235,239
		5,221,337
Food Service — 0.3%
Aramark Services, Inc., 5.00%, 02/01/28(a)	485	483,741
Schedule of Investments
46

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® ESG Advanced High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Products — 1.0%
Avantor Funding, Inc.
3.88%, 11/01/29(a)	$328	$311,670
4.63%, 07/15/28(a)	645	635,680
DENTSPLY SIRONA, Inc., 8.38%, 09/12/55, (5-year CMT + 4.38%)(c)	210	211,018
Embecta Corp., 5.00%, 02/15/30(a)(b)	210	197,397
Insulet Corp., 6.50%, 04/01/33(a)(b)	200	204,118
Teleflex, Inc.
4.25%, 06/01/28(a)	215	211,838
4.63%, 11/15/27	220	218,975
		1,990,696
Health Care - Services — 7.5%
Acadia Healthcare Co., Inc.
5.00%, 04/15/29(a)(b)	208	203,871
5.50%, 07/01/28(a)	183	181,625
7.38%, 03/15/33(a)(b)	220	225,209
Charles River Laboratories International, Inc.
3.75%, 03/15/29(a)	184	175,980
4.00%, 03/15/31(a)	225	210,344
4.25%, 05/01/28(a)	240	235,679
DaVita, Inc.
3.75%, 02/15/31(a)	607	563,191
4.63%, 06/01/30(a)	1,126	1,090,082
6.75%, 07/15/33(a)	405	417,386
6.88%, 09/01/32(a)(b)	406	419,236
Encompass Health Corp.
4.50%, 02/01/28	329	326,584
4.63%, 04/01/31	165	160,683
4.75%, 02/01/30(b)	347	341,530
Fortrea Holdings, Inc., 7.50%, 07/01/30(a)(b)	202	196,596
HealthEquity, Inc., 4.50%, 10/01/29(a)	251	243,839
Humana, Inc., 6.63%, 09/15/56, (5-year CMT + 2.89%)(c)	400	394,195
IQVIA, Inc.
5.00%, 05/15/27(a)	430	429,450
6.25%, 06/01/32(a)(b)	824	840,712
6.50%, 05/15/30(a)	225	230,146
LifePoint Health, Inc.
5.38%, 01/15/29(a)	215	207,451
7.00%, 05/01/34(a)	420	409,755
8.38%, 02/15/32(a)	279	292,727
9.88%, 08/15/30(a)	325	344,744
10.00%, 06/01/32(a)	320	326,472
Molina Healthcare, Inc.
3.88%, 11/15/30(a)	270	250,526
3.88%, 05/15/32(a)	305	273,847
4.38%, 06/15/28(a)	350	345,014
6.25%, 01/15/33(a)(b)	280	279,713
6.50%, 02/15/31(a)(b)	345	350,993
MPH Acquisition Holdings LLC, 5.75%, 12/31/30(a)(b)	300	248,921
Option Care Health, Inc., 4.38%, 10/31/29(a)	213	206,537
Pediatrix Medical Group, Inc., 5.38%, 02/15/30(a)	173	171,545
Select Medical Corp., 6.25%, 12/01/32(a)(b)	205	198,843
Surgery Center Holdings, Inc., 7.25%, 04/15/32(a)(b)	499	498,003
Tenet Healthcare Corp.
4.25%, 06/01/29	432	420,608
4.38%, 01/15/30	435	421,423
4.63%, 06/15/28	200	198,500
5.50%, 11/15/32(a)	490	489,237
6.00%, 11/15/33(a)(b)	235	238,250
6.13%, 10/01/28(b)	529	529,474
Security	Par (000)	Value
Health Care - Services (continued)
6.13%, 06/15/30	$625	$628,504
6.75%, 05/15/31	435	447,187
		14,664,612
Holding Companies - Diversified — 0.6%
Clue Opco LLC, 9.50%, 10/15/31(a)(b)	295	302,187
Compass Group Diversified Holdings LLC, 5.25%, 04/15/29(a)	418	395,845
HA Sustainable Infrastructure Capital, Inc.
7.13%, 11/15/56, (5-year CMT + 3.48%)(c)	250	252,472
8.00%, 06/01/56, (5-year CMT + 4.30%)(c)	200	212,368
		1,162,872
Home Builders — 1.1%
Century Communities, Inc.
3.88%, 08/15/29(a)	218	206,071
6.63%, 09/15/33(a)(b)	220	219,045
Installed Building Products, Inc., 5.63%, 02/01/34(a)(b)	205	203,975
K Hovnanian Enterprises, Inc.
8.00%, 04/01/31(a)	185	186,366
8.38%, 10/01/33(a)	197	197,860
LGI Homes, Inc.
7.00%, 11/15/32(a)(b)	175	168,010
8.75%, 12/15/28(a)(b)	134	138,052
Taylor Morrison Communities, Inc.
5.13%, 08/01/30(a)	229	228,076
5.75%, 01/15/28(a)	181	182,679
5.75%, 11/15/32(a)	195	197,149
Thor Industries, Inc., 4.00%, 10/15/29(a)	204	193,064
		2,120,347
Home Furnishings — 0.8%
Somnigroup International, Inc.
3.88%, 10/15/31(a)	315	291,194
4.00%, 04/15/29(a)	327	316,224
Whirlpool Corp.
4.50%, 06/01/46	215	144,302
4.60%, 05/15/50(b)	200	134,562
4.75%, 02/26/29(b)	300	289,708
6.13%, 06/15/30(b)	245	239,979
6.50%, 06/15/33(b)	243	232,707
		1,648,676
Housewares — 0.9%
Newell Brands, Inc.
6.38%, 09/15/27	205	207,077
6.38%, 05/15/30(b)	305	298,796
6.63%, 09/15/29	194	193,880
6.63%, 05/15/32(b)	192	186,360
7.38%, 04/01/36(b)	164	156,340
7.50%, 04/01/46	260	223,730
8.50%, 06/01/28(a)	545	569,269
		1,835,452
Insurance — 0.6%
Assurant, Inc., 7.00%, 03/27/48, (3-mo. SOFR US + 4.40%)(c)	165	167,683
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance, 7.13%, 05/15/31(a)(b)	261	264,304
Ryan Specialty LLC
4.38%, 02/01/30(a)	165	160,164
5.88%, 08/01/32(a)	490	490,475
		1,082,626
47
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® ESG Advanced High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Internet — 2.4%
Cars.com, Inc., 6.38%, 11/01/28(a)	$154	$151,412
Cogent Communications Group LLC/Cogent Finance, Inc.
6.50%, 07/01/32(a)(b)	251	233,023
7.00%, 06/15/27(a)(b)	189	188,042
Gen Digital, Inc.
6.25%, 04/01/33(a)	385	375,198
6.75%, 09/30/27(a)	352	353,737
7.13%, 09/30/30(a)(b)	267	270,967
Go Daddy Operating Co. LLC/GD Finance Co., Inc.
3.50%, 03/01/29(a)	345	322,631
5.25%, 12/01/27(a)	245	244,162
Rakuten Group, Inc.
6.25%, (5-year CMT + 4.96%)(a)(c)(d)	500	472,379
8.13%, (5-year CMT + 4.25%)(a)(c)(d)	215	219,541
9.75%, 04/15/29(a)	695	761,688
Wayfair LLC
6.75%, 11/15/32(a)	305	308,351
7.25%, 10/31/29(a)	325	332,869
7.75%, 09/15/30(a)	286	296,834
Ziff Davis, Inc., 4.63%, 10/15/30(a)(b)	193	182,489
		4,713,323
Iron & Steel — 1.7%
Cleveland-Cliffs, Inc.
6.75%, 04/15/30(a)	302	300,997
6.88%, 11/01/29(a)	365	371,837
7.00%, 03/15/32(a)(b)	591	590,485
7.38%, 05/01/33(a)	360	363,436
7.50%, 09/15/31(a)	341	346,849
7.63%, 01/15/34(a)(b)	456	460,509
Commercial Metals Co.
5.75%, 11/15/33(a)	400	400,096
6.00%, 12/15/35(a)	400	399,572
		3,233,781
Leisure Time — 2.2%
Acushnet Co., 5.63%, 12/01/33(a)	230	231,050
Life Time, Inc., 6.00%, 11/15/31(a)	225	228,198
Lindblad Expeditions LLC, 7.00%, 09/15/30(a)	290	297,916
NCL Corp. Ltd.
5.88%, 01/15/31(a)	499	485,353
6.25%, 09/15/33(a)(b)	344	332,874
6.75%, 02/01/32(a)	720	716,684
7.75%, 02/15/29(a)	258	269,338
NCL Finance Ltd., 6.13%, 03/15/28(a)	228	231,179
Patrick Industries, Inc., 6.38%, 11/01/32(a)	218	219,633
Sabre Financial Borrower LLC, 11.13%, 06/15/29(a)	435	446,437
Sabre GLBL, Inc.
10.75%, 11/15/29(a)(b)	183	159,189
10.75%, 03/15/30(a)	194	167,288
11.13%, 07/15/30(a)(b)	539	463,638
		4,248,777
Lodging — 2.7%
Hilton Domestic Operating Co., Inc.
3.63%, 02/15/32(a)	628	575,874
3.75%, 05/01/29(a)	332	320,565
4.00%, 05/01/31(a)	441	417,633
4.88%, 01/15/30	402	398,841
5.50%, 03/31/34(a)	380	377,199
5.75%, 09/15/33(a)	420	422,618
5.88%, 04/01/29(a)	245	248,453
Security	Par (000)	Value
Lodging (continued)
5.88%, 03/15/33(a)	$395	$399,842
6.13%, 04/01/32(a)	175	178,310
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc
4.88%, 07/01/31(a)(b)	204	188,663
5.00%, 06/01/29(a)	346	334,830
6.63%, 01/15/32(a)	365	369,275
Marriott Ownership Resorts, Inc.
4.50%, 06/15/29(a)	205	196,059
6.50%, 10/01/33(a)(b)	240	230,809
Travel and Leisure Co.
4.50%, 12/01/29(a)(b)	264	255,089
6.00%, 04/01/27	152	152,236
6.13%, 09/01/33(a)	221	219,156
		5,285,452
Machinery — 0.7%
Esab Corp.
5.63%, 04/01/31(a)	415	418,623
6.25%, 04/15/29(a)	285	289,005
Mueller Water Products, Inc., 4.00%, 06/15/29(a)	166	160,540
Terex Corp.
5.00%, 05/15/29(a)	219	217,555
6.25%, 10/15/32(a)	315	319,946
		1,405,669
Manufacturing — 0.8%
Avient Corp.
6.25%, 11/01/31(a)(b)	297	301,176
7.13%, 08/01/30(a)	264	268,984
Axon Enterprise, Inc.
6.13%, 03/15/30(a)	420	429,457
6.25%, 03/15/33(a)	305	313,101
Trinity Industries, Inc., 7.75%, 07/15/28(a)	236	241,793
		1,554,511
Media — 5.7%
Cable One, Inc., 4.00%, 11/15/30(a)(b)	234	163,733
Dotdash Meredith, Inc., 7.63%, 06/15/32(a)	171	160,494
Nexstar Media, Inc.
4.75%, 11/01/28(a)	440	433,462
6.50%, 09/15/33(a)	1,370	1,380,749
7.25%, 04/15/34(a)	700	704,671
Paramount Global
3.38%, 02/15/28	200	194,036
3.70%, 06/01/28	200	194,132
4.20%, 06/01/29	200	192,722
4.20%, 05/19/32(b)	400	349,445
4.38%, 03/15/43	575	366,737
4.60%, 01/15/45	250	156,300
4.85%, 07/01/42	200	135,070
4.90%, 08/15/44	225	147,905
4.95%, 01/15/31	500	471,962
4.95%, 05/19/50	400	251,590
5.50%, 05/15/33	175	158,807
5.85%, 09/01/43	500	367,816
6.88%, 04/30/36(b)	450	419,105
7.88%, 07/30/30	325	346,046
Sinclair Television Group, Inc.
5.50%, 03/01/30(a)(b)	199	175,540
8.13%, 02/15/33(a)	600	621,225
Sirius XM Radio LLC
3.88%, 09/01/31(a)(b)	612	554,708
Schedule of Investments
48

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® ESG Advanced High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Media (continued)
4.00%, 07/15/28(a)	$826	$802,401
4.13%, 07/01/30(a)	608	566,538
5.00%, 08/01/27(a)	478	476,830
5.50%, 07/01/29(a)	542	537,971
5.88%, 04/15/32(a)	515	506,656
Telenet Finance Luxembourg Notes SARL, 5.50%, 03/01/28(a)	400	395,611
		11,232,262
Metal Fabricate & Hardware — 0.2%
Advanced Drainage Systems, Inc.
5.38%, 03/01/34(a)	215	212,247
6.38%, 06/15/30(a)	210	213,101
		425,348
Mining — 1.3%
Century Aluminum Co., 6.88%, 08/01/32(a)(b)	180	186,467
Compass Minerals International, Inc., 8.00%, 07/01/30(a)	285	297,531
Constellium SE, 3.75%, 04/15/29(a)	200	192,597
Kaiser Aluminum Corp.
4.50%, 06/01/31(a)(b)	211	202,043
5.88%, 03/01/34(a)	210	210,296
Novelis Corp.
3.88%, 08/15/31(a)	325	295,187
4.75%, 01/30/30(a)	665	637,279
6.38%, 08/15/33(a)	288	289,152
6.88%, 01/30/30(a)(b)	295	302,353
		2,612,905
Office & Business Equipment — 0.1%
Zebra Technologies Corp., 6.50%, 06/01/32(a)(b)	208	212,043
Packaging & Containers — 1.8%
Ball Corp.
2.88%, 08/15/30	544	495,478
3.13%, 09/15/31	361	327,208
5.50%, 09/15/33	306	306,586
6.00%, 06/15/29	400	406,918
Crown Americas LLC
5.25%, 04/01/30	201	201,619
5.88%, 06/01/33	295	297,132
Graphic Packaging International LLC
3.50%, 03/15/28(a)	160	154,698
3.75%, 02/01/30(a)(b)	175	163,320
6.38%, 07/15/32(a)(b)	225	224,886
OI European Group BV, 4.75%, 02/15/30(a)	171	158,591
Owens-Brockway Glass Container, Inc.
6.63%, 05/13/27(a)	197	197,068
7.25%, 05/15/31(a)(b)	267	255,414
Sealed Air Corp., 6.88%, 07/15/33(a)	161	157,378
TriMas Corp., 4.13%, 04/15/29(a)	166	159,390
		3,505,686
Pharmaceuticals — 1.2%
AdaptHealth LLC
4.63%, 08/01/29(a)	188	181,825
5.13%, 03/01/30(a)(b)	266	258,743
BellRing Brands, Inc., 7.00%, 03/15/30(a)	346	351,316
Elanco Animal Health, Inc., 6.40%, 08/28/28	291	298,571
HLF Financing SARL LLC/Herbalife International, Inc.
4.88%, 06/01/29(a)	236	222,036
7.75%, 05/01/33(a)	340	347,260
Security	Par (000)	Value
Pharmaceuticals (continued)
Jazz Securities DAC, 4.38%, 01/15/29(a)(b)	$610	$596,721
		2,256,472
Real Estate — 1.6%
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp., 7.00%, 04/15/30(a)	260	260,605
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp.
5.25%, 04/15/30(a)(b)	177	168,879
5.75%, 01/15/29(a)	225	220,468
9.75%, 04/15/30(a)	205	219,006
Cushman & Wakefield U.S. Borrower LLC
6.75%, 05/15/28(a)	263	262,989
8.88%, 09/01/31(a)	162	170,485
Howard Hughes Corp.(The)
4.13%, 02/01/29(a)	263	253,500
4.38%, 02/01/31(a)	258	241,826
5.88%, 03/01/32(a)	215	210,685
6.13%, 03/01/34(a)(b)	215	210,676
Kennedy-Wilson, Inc.
4.75%, 03/01/29	253	250,716
4.75%, 02/01/30	248	245,218
5.00%, 03/01/31(b)	248	247,050
Newmark Group, Inc., 7.50%, 01/12/29	210	221,105
		3,183,208
Real Estate Investment Trusts — 6.3%
Apollo Commercial Real Estate Finance, Inc., 4.63%, 06/15/29(a)(b)	199	198,959
Arbor Realty SR, Inc.
7.88%, 07/15/30(a)	200	188,691
8.50%, 12/15/28(a)(b)	150	148,615
Blackstone Mortgage Trust, Inc., 7.75%, 12/01/29(a)	181	192,079
Brandywine Operating Partnership LP
3.95%, 11/15/27	182	177,638
8.88%, 04/12/29	223	233,541
Hudson Pacific Properties LP
3.25%, 01/15/30(b)	155	132,361
3.95%, 11/01/27	180	174,038
4.65%, 04/01/29(b)	200	179,107
Iron Mountain Information Management Services, Inc., 5.00%, 07/15/32(a)	307	296,401
Iron Mountain, Inc.
4.50%, 02/15/31(a)	456	438,099
4.88%, 09/15/27(a)	390	389,230
4.88%, 09/15/29(a)	405	399,141
5.00%, 07/15/28(a)	200	199,022
5.25%, 03/15/28(a)	336	335,374
5.25%, 07/15/30(a)	526	521,953
5.63%, 07/15/32(a)	252	250,193
6.25%, 01/15/33(a)(b)	485	491,298
7.00%, 02/15/29(a)	427	436,404
MPT Operating Partnership LP/MPT Finance Corp.
3.50%, 03/15/31	530	380,776
4.63%, 08/01/29	365	302,420
5.00%, 10/15/27	583	568,382
8.50%, 02/15/32(a)(b)	611	634,653
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
4.88%, 05/15/29(a)	294	285,800
5.88%, 10/01/28(a)	308	307,296
7.00%, 02/01/30(a)	220	224,785
49
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® ESG Advanced High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
Pebblebrook Hotel LP/PEB Finance Corp., 6.38%, 10/15/29(a)	$165	$167,606
RHP Hotel Properties LP/RHP Finance Corp.
4.50%, 02/15/29(a)	260	255,210
5.75%, 03/15/34(a)	290	288,418
6.50%, 04/01/32(a)	402	412,657
6.50%, 06/15/33(a)	240	247,195
7.25%, 07/15/28(a)	183	187,154
SBA Communications Corp., 3.13%, 02/01/29	622	598,786
Starwood Property Trust, Inc.
5.25%, 10/15/28(a)	225	224,321
5.75%, 01/15/31(a)	225	224,967
6.00%, 04/15/30(a)	164	165,690
6.50%, 07/01/30(a)	205	209,939
6.50%, 10/15/30(a)	205	210,818
7.25%, 04/01/29(a)	244	252,857
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC, 6.00%, 01/15/30(a)(b)	280	270,628
Vornado Realty LP, 5.75%, 02/01/33	200	200,201
XHR LP
4.88%, 06/01/29(a)	203	199,254
6.63%, 05/15/30(a)	165	168,977
		12,370,934
Retail — 7.1%
Advance Auto Parts, Inc.
3.90%, 04/15/30	198	185,376
7.00%, 08/01/30(a)(b)	390	402,356
7.38%, 08/01/33(a)	400	411,731
Asbury Automotive Group, Inc.
4.50%, 03/01/28	168	166,142
4.63%, 11/15/29(a)(b)	325	316,428
4.75%, 03/01/30(b)	184	179,114
5.00%, 02/15/32(a)(b)	262	251,279
Bath & Body Works, Inc.
5.25%, 02/01/28	214	214,383
6.63%, 10/01/30(a)	356	360,245
7.50%, 06/15/29	150	152,312
6.75%, 07/01/36	232	225,644
6.88%, 11/01/35(b)	318	313,870
Burger King (Restaurant Brands International, Inc.)/New Red Finance, Inc.
3.50%, 02/15/29(a)(b)	275	264,677
3.88%, 01/15/28(a)	667	654,748
4.00%, 10/15/30(a)	1,177	1,119,342
4.38%, 01/15/28(a)	298	294,390
5.63%, 09/15/29(a)	220	222,104
6.13%, 06/15/29(a)	478	486,365
Carvana Co.
9.00%, 06/01/30, (9.00 % Cash)(a)(e)	662	688,091
9.00%, 06/01/31, (9.00 % Cash)(a)(e)	922	1,019,871
Gap, Inc.(The)
3.63%, 10/01/29(a)	300	283,138
3.88%, 10/01/31(a)(b)	300	274,274
Group 1 Automotive, Inc.
4.00%, 08/15/28(a)	301	293,040
6.38%, 01/15/30(a)	210	213,240
Lithia Motors, Inc.
3.88%, 06/01/29(a)(b)	325	311,261
4.38%, 01/15/31(a)	238	225,584
4.63%, 12/15/27(a)	165	164,013
5.50%, 10/01/30(a)(b)	245	243,769
Security	Par (000)	Value
Retail (continued)
Macy's Retail Holdings LLC
6.13%, 03/15/32(a)(b)	$175	$174,589
7.38%, 08/01/33(a)(b)	200	207,731
Michaels Companies, Inc.(The)
8.50%, 03/15/33(a)	800	790,067
11.00%, 03/15/34(a)	300	289,601
Papa John's International, Inc., 3.88%, 09/15/29(a)	205	196,979
Penske Automotive Group, Inc., 3.75%, 06/15/29(b)	205	196,574
Petco Health & Wellness Co, Inc., 8.25%, 02/01/31(a)(b)	245	247,527
QXO Building Products, Inc., 6.75%, 04/30/32(a)	915	933,419
Sally Holdings LLC/Sally Capital, Inc., 6.75%, 04/01/32	265	273,052
Sonic Automotive, Inc.
4.63%, 11/15/29(a)(b)	264	258,002
4.88%, 11/15/31(a)(b)	209	201,086
Victoria's Secret & Co., 4.63%, 07/15/29(a)	243	234,194
		13,939,608
Semiconductors — 1.2%
Amkor Technology, Inc., 5.88%, 10/01/33(a)	194	195,027
Entegris, Inc.
3.63%, 05/01/29(a)(b)	169	161,688
4.38%, 04/15/28(a)	163	160,793
5.95%, 06/15/30(a)	365	369,636
Kioxia Holdings Corp.
6.25%, 07/24/30(a)	450	463,648
6.63%, 07/24/33(a)	450	470,146
ON Semiconductor Corp., 3.88%, 09/01/28(a)	285	277,414
Synaptics, Inc., 4.00%, 06/15/29(a)	167	159,267
		2,257,619
Software — 2.1%
Elastic NV, 4.13%, 07/15/29(a)	240	227,690
Fair Isaac Corp.
4.00%, 06/15/28(a)	342	333,984
6.00%, 05/15/33(a)	574	566,125
6.25%, 09/15/34(a)	425	418,161
Open Text Corp.
3.88%, 02/15/28(a)	369	356,917
3.88%, 12/01/29(a)	332	299,850
Open Text Holdings, Inc.
4.13%, 02/15/30(a)	368	331,504
4.13%, 12/01/31(a)(b)	254	216,810
Pagaya U.S. Holdings Co. LLC, 8.88%, 08/01/30(a)	200	154,794
PTC, Inc., 4.00%, 02/15/28(a)	230	224,536
SS&C Technologies, Inc., 6.50%, 06/01/32(a)	300	303,543
Twilio, Inc.
3.63%, 03/15/29(b)	198	190,244
3.88%, 03/15/31	209	195,406
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%, 02/01/29(a)(b)	284	230,620
		4,050,184
Telecommunications — 7.9%
APLD ComputeCo 2 LLC, 6.75%, 03/15/31(a)	875	867,418
APLD ComputeCo LLC, 9.25%, 12/15/30(a)	945	1,015,111
Bell Telephone Co. of Canada or Bell Canada
6.88%, 09/15/55, (5-year CMT + 2.39%)(c)	405	415,303
7.00%, 09/15/55, (5-year CMT + 2.36%)(c)	525	544,935
Ciena Corp., 4.00%, 01/31/30(a)	193	185,077
Connect Finco SARL/Connect U.S. Finco LLC, 9.00%, 09/15/29(a)	825	871,014
Schedule of Investments
50

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® ESG Advanced High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Telecommunications (continued)
Flash Compute LLC, 7.25%, 12/31/30(a)	$525	$535,534
Level 3 Financing, Inc.
6.88%, 06/30/33(a)	810	836,546
7.00%, 03/31/34(a)	996	1,035,471
8.50%, 01/15/36(a)(b)	780	836,646
Rogers Communications, Inc.
6.88%, 07/31/56, (5-year CMT + 2.84%)(b)(c)	300	304,316
7.00%, 04/15/55, (5-year CMT + 2.65%)(c)	443	452,192
7.13%, 04/15/55, (5-year CMT + 2.62%)(c)	445	459,453
Telecom Italia Capital SA
6.00%, 09/30/34	188	193,233
6.38%, 11/15/33	217	227,420
7.20%, 07/18/36(b)	197	215,081
7.72%, 06/04/38	185	210,167
TELUS Corp.
6.63%, 10/15/55, (5-year CMT + 2.77%)(c)	295	298,629
7.00%, 10/15/55, (5-year CMT + 2.71%)(c)	320	331,208
Series ., 6.38%, 06/09/56, (5-year CMT + 2.69%)(c)	335	334,935
Series ..., 6.63%, 06/09/56, (5-year CMT + 2.52%)(c)	285	283,203
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC
4.75%, 04/15/28(a)	235	234,211
6.50%, 02/15/29(a)(b)	455	446,789
8.63%, 06/15/32(a)	650	680,819
Viasat, Inc.
6.50%, 07/15/28(a)	181	180,364
7.50%, 05/30/31(a)(b)	290	290,635
Viavi Solutions, Inc., 3.75%, 10/01/29(a)	164	156,162
Windstream Services LLC, 7.50%, 10/15/33(a)	570	600,555
Windstream Services LLC/Windstream Escrow Finance Corp., 8.25%, 10/01/31(a)	875	925,735
WULF Compute LLC, 7.75%, 10/15/30(a)	1,425	1,497,164
		15,465,326
Transportation — 0.3%
RXO, Inc., 6.38%, 05/15/31(a)	175	173,859
XPO, Inc.
7.13%, 06/01/31(a)(b)	165	170,825
7.13%, 02/01/32(a)	235	245,268
		589,952
Total Long-Term Investments — 96.6% (Cost: $190,449,452)		189,483,747
Security	Shares	Value
Short-Term Securities
Money Market Funds — 17.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.83%(f)(g)(h)	30,398,887	$30,408,006
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.61%(f)(g)	3,370,000	3,370,000
Total Short-Term Securities — 17.2% (Cost: $33,765,744)		33,778,006
Total Investments — 113.8% (Cost: $224,215,196)		223,261,753
Liabilities in Excess of Other Assets — (13.8)%		(27,064,838)
Net Assets — 100.0%		$196,196,915

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	Perpetual security with no stated maturity date.
(e)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.
51
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® ESG Advanced High Yield Corporate Bond ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/26	Shares Held at 04/30/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$32,026,213	$—	$(1,611,574)(a)	$(1,044)	$(5,589)	$30,408,006	30,398,887	$72,895 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	4,840,000	—	(1,470,000)(a)	—	—	3,370,000	3,370,000	49,736	—
				$(1,044)	$(5,589)	$33,778,006		$122,631	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$189,483,747	$—	$189,483,747
Short-Term Securities
Money Market Funds	33,778,006	—	—	33,778,006
	$33,778,006	$189,483,747	$—	$223,261,753
See notes to financial statements.
Schedule of Investments
52

Schedule of Investments (unaudited)
April 30, 2026
iShares® Euro Investment Grade Corporate Bond USD Hedged ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Australia — 0.5%
Sydney Airport Finance Co. Pty Ltd., 1.75%, 04/26/28(a)	EUR100	$114,105
Austria — 0.8%
Erste Group Bank AG, 4.00%, 06/07/33, (5-year EURIBOR ICE Swap + 2.55%)(a)(b)	EUR100	117,660
Wienerberger AG, 4.88%, 10/04/28(a)	EUR50	60,703
		178,363
Belgium — 1.2%
Anheuser-Busch InBev SA
1.50%, 04/18/30(a)	EUR60	66,077
2.75%, 03/17/36(a)	EUR75	80,327
3.45%, 09/22/31(a)	EUR100	117,799
		264,203
Canada — 2.7%
Bank of Montreal, 3.75%, 07/10/30, (3-mo. EURIBOR + 1.00%)(a)(b)	EUR100	118,546
Canadian Imperial Bank of Commerce, 3.25%, 07/16/31, (3-mo. EURIBOR + 1.12%)(a)(b)	EUR100	115,814
Fairfax Financial Holdings Ltd., 2.75%, 03/29/28(a)	EUR100	115,886
Royal Bank of Canada, 3.13%, 09/27/31, (3-mo. EURIBOR + 0.95%)(a)(b)	EUR100	115,704
Toronto-Dominion Bank (The), 2.55%, 08/03/27(a)	EUR100	116,699
		582,649
China — 0.5%
Prosus NV, 1.29%, 07/13/29(a)	EUR100	109,278
Czech Republic — 1.1%
EP Infrastructure A/S, 2.05%, 10/09/28(a)	EUR100	113,262
EPH Financing International A/S, 6.65%, 11/13/28(a)	EUR100	124,107
		237,369
Denmark — 1.6%
Danske Bank A/S, 3.88%, 01/09/32, (1-year EUR Swap + 1.42%)(a)(b)	EUR100	118,906
DSV Finance BV, 3.25%, 11/06/30(a)	EUR100	116,515
TDC Net A/S, 5.19%, 08/02/29(a)	EUR100	121,952
		357,373
Finland — 1.1%
Nordea Bank Abp, Series EMTb, 3.38%, Series EMTb, 06/11/29(a)	EUR100	118,232
OP Corporate Bank PLC, 0.10%, 11/16/27(a)	EUR100	112,346
		230,578
France — 18.6%
Abertis France SAS, 3.38%, 04/21/29(a)	EUR100	117,036
Altarea SCA, 1.75%, 01/16/30(a)	EUR100	107,773
Arkema SA, 3.50%, 01/23/31(a)	EUR100	117,125
AXA SA, 1.88%, 07/10/42, (3-mo. EURIBOR + 2.60%)(a)(b)	EUR100	104,050
Ayvens SA, 4.00%, 01/24/31(a)	EUR100	119,669
Banque Federative du Credit Mutuel SA
1.88%, 06/18/29(a)	EUR100	111,927
3.38%, 06/10/32(a)	EUR100	115,730
4.00%, 01/15/35, (5-year EURIBOR ICE Swap + 1.75%)(a)(b)	EUR100	117,198
BNP Paribas SA
2.75%, 07/25/28, (3-mo. EURIBOR + 1.37%)(a)(b)	EUR100	116,798
4.13%, 05/24/33(a)	EUR100	121,190
4.20%, 07/16/35, (5-year EURIBOR ICE Swap + 1.80%)(a)(b)	EUR100	118,039
Security	Par (000)	Value
France (continued)
Bouygues SA, 4.63%, 06/07/32(a)	EUR100	$123,739
BPCE SA
1.75%, 02/02/34, (5-year EUR Swap + 1.57%)(a)(b)	EUR100	111,099
4.00%, 01/20/34, (3-mo. EURIBOR + 1.47%)(a)(b)	EUR100	117,320
Capgemini SE, 1.13%, 06/23/30(a)	EUR100	106,204
Carrefour SA, 2.38%, 10/30/29(a)	EUR100	114,229
Cie de Saint-Gobain SA, 3.88%, 11/29/30(a)	EUR100	119,927
Credit Agricole Assurances SA, 1.50%, 10/06/31(a)	EUR100	104,295
Credit Agricole SA, 4.13%, 02/26/36(a)	EUR100	118,070
Credit Agricole SA/London, 1.75%, 03/05/29(a)	EUR100	112,423
Credit Mutuel Arkea SA, 3.31%, 05/06/32(a)	EUR100	115,490
Danone SA, 3.20%, 09/12/31(a)	EUR100	116,337
Engie SA, 1.25%, 10/24/41(a)	EUR100	75,331
EssilorLuxottica SA, 2.88%, 03/05/29(a)	EUR100	116,750
Gecina SA, 1.38%, 01/26/28(a)	EUR100	113,695
LVMH Moet Hennessy Louis Vuitton SE, 3.00%, 03/07/32(a)	EUR100	114,924
Orange SA, 1.38%, 09/04/49(a)	EUR100	67,383
Pernod Ricard SA, 0.88%, 10/24/31(a)	EUR100	102,225
RCI Banque SA, 3.38%, 07/26/29(a)	EUR80	93,515
Societe Generale SA
3.38%, 05/14/30, (3-mo. EURIBOR + 1.37%)(a)(b)	EUR100	116,916
5.25%, 09/06/32, (5-year EUR Swap + 3.10%)(a)(b)	EUR100	120,006
Suez SACA, 4.63%, 11/03/28(a)	EUR100	120,647
Teleperformance SE, 3.75%, 06/24/29(a)	EUR100	116,321
TotalEnergies Capital International SA, 0.95%, 05/18/31(a)	EUR100	104,563
TotalEnergies SE, 4.50%, (5-year EUR Swap + 2.40%)(a)(b)	EUR100	115,907
Unibail-Rodamco-Westfield SE, 1.38%, 12/04/31(a)	EUR100	102,938
Veolia Environnement SA, 6.13%, 11/25/33	EUR50	67,850
		4,074,639
Germany — 10.5%
Allianz SE, 2.12%, 07/08/50(a)(b)	EUR100	109,648
Amprion GmbH, 3.88%, 06/05/36(a)	EUR100	115,452
BASF SE, 1.63%, 11/15/37(a)	EUR70	64,147
Bayer AG, 4.63%, 05/26/33(a)	EUR50	61,341
BMW Finance NV, 3.25%, 05/20/31(a)	EUR80	93,218
Commerzbank AG, 3.88%, 09/02/36, (3-mo. EURIBOR + 1.27%)(a)(b)	EUR100	114,749
Deutsche Bank AG, 1.75%, 11/19/30, (3-mo. EURIBOR + 2.05%)(a)(b)	EUR100	109,997
Deutsche Lufthansa AG, 3.63%, 09/03/28(a)	EUR50	59,121
Deutsche Pfandbriefbank AG, 3.25%, 09/01/28(a)	EUR60	68,765
Deutsche Post AG, 3.50%, 03/25/36(a)	EUR50	57,377
Deutsche Telekom AG, 1.75%, 12/09/49(a)	EUR50	36,168
E.ON SE, 4.13%, 03/25/44(a)	EUR70	80,398
Eurogrid GmbH, 0.74%, 04/21/33(a)	EUR100	95,640
Evonik Industries AG, 3.25%, 01/15/30(a)	EUR25	29,243
Grenke Finance PLC, 5.25%, 04/08/30(a)	EUR50	61,100
Hamburg Commercial Bank AG, 3.50%, 03/17/28(a)	EUR80	94,207
Mercedes-Benz Group AG
1.50%, 07/03/29(a)	EUR50	55,819
2.00%, 02/27/31(a)	EUR60	66,255
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, 1.25%, 05/26/41, (3-mo. EURIBOR + 0.68%)(a)(b)	EUR100	104,681
Sartorius Finance BV, 4.50%, 09/14/32(a)	EUR100	121,091
Siemens Financieringsmaatschappij NV, 3.50%, 02/24/36(a)	EUR100	115,292
Symrise AG, 3.25%, 09/24/32(a)	EUR50	57,460
53
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Euro Investment Grade Corporate Bond USD Hedged ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Germany (continued)
Traton Finance Luxembourg SA, 2.88%, 08/26/28(a)	EUR100	$115,903
Volkswagen Bank GmbH, 3.63%, 10/02/32(a)	EUR100	114,846
Volkswagen Financial Services AG, 0.88%, 01/31/28(a)	EUR60	67,612
Volkswagen International Finance NV, 3.88%, (9-year EUR Swap + 3.96%)(a)(b)	EUR100	113,896
Volkswagen Leasing GmbH, 4.75%, 09/25/31(a)	EUR25	30,721
Vonovia SE, 1.00%, 06/16/33(a)	EUR100	95,590
		2,309,737
Hong Kong — 0.5%
AIA Group Ltd., 0.88%, 09/09/33, (5-year EUR Swap + 1.10%)(a)(b)	EUR100	110,882
Ireland — 0.6%
AIB Group PLC, 5.75%, 02/16/29, (1-year EUR Swap + 2.85%)(a)(b)	EUR100	122,333
Italy — 5.6%
Autostrade per l'Italia SpA, 2.25%, 01/25/32(a)	EUR100	108,326
Banco BPM SpA, 3.00%, 02/16/31(a)	EUR100	114,398
Enel Finance International NV, 3.50%, 02/24/36(a)	EUR100	112,417
Eni SpA
0.63%, 01/23/30(a)	EUR100	106,841
2.75%, (5-year EUR Swap + 2.77%)(a)(b)	EUR100	110,661
Generali, 2.43%, 07/14/31(a)	EUR100	110,152
Intesa Sanpaolo SpA, 0.75%, 03/16/28(a)	EUR100	112,519
Italgas SpA, 0.00%, 02/16/28(a)	EUR100	111,044
Mediobanca Banca di Credito Finanziario SpA, 3.00%, 01/15/31, (3-mo. EURIBOR + 0.85%)(a)(b)	EUR100	115,151
Snam SpA, 3.25%, 07/01/32(a)	EUR100	114,927
UniCredit SpA, 4.00%, 03/05/34(a)	EUR100	118,726
		1,235,162
Japan — 1.4%
East Japan Railway Co., 0.77%, 09/15/34(a)	EUR100	92,589
Mizuho Financial Group, Inc., 0.84%, 04/12/33(a)	EUR100	96,916
NTT Finance Corp., 2.91%, 03/16/29(a)	EUR100	116,264
		305,769
Luxembourg — 2.0%
CBRE Open-Ended Funds SCA SICAV-SIF, 0.90%, 10/12/29(a)	EUR100	107,354
Eurofins Scientific SE, 0.88%, 05/19/31(a)	EUR100	102,265
JAB Holdings BV, Series 11Y, 2.50%, 06/25/29(a)	EUR100	114,224
Prologis International Funding II SA, 3.13%, 06/01/31(a)	EUR100	114,815
		438,658
Netherlands — 6.8%
ABN AMRO Bank NV, 4.25%, 02/21/30(a)	EUR100	120,746
Akzo Nobel NV, 1.63%, 04/14/30(a)	EUR100	109,160
BMW International Investment BV, 3.25%, 11/17/28(a)	EUR50	58,868
Brenntag Finance BV, 3.75%, 04/24/28(a)	EUR100	118,333
Heineken NV, 3.51%, 05/03/34(a)	EUR100	115,133
ING Groep NV
3.75%, 09/03/35, (3-mo. EURIBOR + 1.30%)(a)(b)	EUR100	115,703
4.25%, 08/26/35, (5-year EUR Swap + 1.78%)(a)(b)	EUR100	118,686
Mondelez International Holdings Netherlands BV, 0.63%, 09/09/32(a)	EUR100	97,606
NN Group NV, 0.88%, 11/23/31(a)	EUR100	102,624
Novo Nordisk Finance Netherlands BV, 3.13%, 01/21/29(a)	EUR100	117,539
Randstad NV, 3.61%, 03/12/29(a)	EUR100	117,722
Telefonica Europe BV, 5.88%, 02/14/33(a)	EUR50	65,680
Unilever Finance Netherlands BV, 1.75%, 11/16/28(a)	EUR100	113,968
Security	Par (000)	Value
Netherlands (continued)
Vestas Wind Systems Finance BV, 1.50%, 06/15/29(a)	EUR100	$111,804
		1,483,572
Norway — 0.5%
Aker BP ASA, 4.00%, 05/29/32(a)	EUR100	118,081
Portugal — 0.6%
EDP Servicios Financieros Espana SA, 4.38%, 04/04/32(a)	EUR100	122,014
Spain — 5.3%
Abertis Infraestructuras SA, 4.13%, 08/07/29(a)	EUR100	119,657
Banco Bilbao Vizcaya Argentaria SA
3.13%, 07/15/30(a)	EUR100	116,111
5.75%, 09/15/33, (5-year EURIBOR ICE Swap + 2.80%)(a)(b)	EUR100	122,042
Banco de Sabadell SA, 4.00%, 01/15/30, (1-year EUR Swap + 1.60%)(a)(b)	EUR100	119,318
Banco Santander SA
3.50%, 02/17/35(a)	EUR100	113,732
3.88%, 01/16/28(a)	EUR100	118,960
CaixaBank SA, 3.38%, 06/26/35(a)	EUR100	113,640
Iberdrola International BV, Series NC8, 2.25%, (5-year EUR Swap + 2.57%)(a)(b)	EUR100	112,029
Repsol Europe Finance SARL, 0.38%, 07/06/29(a)	EUR100	107,788
Telefonica Emisiones SA, 3.70%, 01/24/32(a)	EUR100	117,224
		1,160,501
Sweden — 3.6%
EQT AB, 0.88%, 05/14/31(a)	EUR100	101,697
Fastighets AB Balder, 3.63%, 08/25/31(a)	EUR100	114,013
Heimstaden Bostad AB, 3.88%, 11/05/29(a)	EUR100	117,467
Sagax Euro Mtn NL BV, 1.00%, 05/17/29(a)	EUR100	108,872
Sandvik AB, 0.38%, 11/25/28(a)	EUR100	109,583
Skandinaviska Enskilda Banken AB, 4.38%, 11/06/28(a)	EUR100	120,552
Svenska Handelsbanken AB, 3.63%, 11/04/36, (5-year EURIBOR ICE Swap + 1.40%)(a)(b)	EUR100	115,121
		787,305
Switzerland — 1.4%
Holcim Finance Luxembourg SA, 0.63%, 01/19/33(a)	EUR100	95,554
UBS Group AG
0.65%, 09/10/29(a)	EUR100	107,426
2.88%, 04/02/32, (1-year EUR Swap + 1.95%)(a)(b)	EUR100	113,460
		316,440
United Kingdom — 8.1%
Barclays PLC, 4.51%, 01/31/33, (1-year EURIBOR ICE Swap + 2.05%)(a)(b)	EUR100	121,152
BAT Netherlands Finance BV, 5.38%, 02/16/31(a)	EUR110	138,385
British Telecommunications PLC, 2.13%, 09/26/28(a)	EUR100	114,708
Compass Group PLC, 3.25%, 09/16/33(a)	EUR100	114,542
Diageo Finance PLC, 3.13%, 02/28/31(a)	EUR100	115,784
HSBC Holdings PLC, 3.83%, 09/25/35, (3-mo. EURIBOR + 1.46%)(a)(b)	EUR100	116,329
Imperial Brands Finance Netherlands BV, 5.25%, 02/15/31(a)	EUR100	124,711
Lloyds Banking Group PLC, 4.50%, 01/11/29, (1-year EUR Swap + 1.60%)(a)(b)	EUR100	119,900
London Stock Exchange Group PLC, 1.75%, 12/06/27(a)	EUR100	114,914
National Grid PLC, 3.25%, 03/30/34(a)	EUR100	111,883
Nationwide Building Society, 3.13%, 08/18/32(a)	EUR100	114,630
NatWest Group PLC, 3.24%, 05/13/30, (3-mo. EURIBOR + 1.22%)(a)(b)	EUR100	116,661
Schedule of Investments
54

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Euro Investment Grade Corporate Bond USD Hedged ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
United Kingdom (continued)
SSE PLC, 1.38%, 09/04/27(a)	EUR100	$114,609
Standard Chartered PLC, 0.80%, 11/17/29, (1-year EUR Swap + 0.85%)(a)(b)	EUR100	110,200
Vodafone International Financing DAC, 3.38%, 07/03/33(a)	EUR100	114,815
		1,763,223
United States — 23.4%
Alphabet, Inc., 3.38%, 05/06/37	EUR100	112,306
Amazon.com, Inc., 4.05%, 03/16/39	EUR100	116,082
American Tower Corp., 1.00%, 01/15/32	EUR100	101,302
AT&T, Inc., 3.60%, 06/01/33	EUR100	116,024
Bank of America Corp., 4.13%, 06/12/28(a)	EUR100	119,509
Baxter International, Inc., 1.30%, 05/15/29	EUR100	109,314
Berkshire Hathaway Finance Corp., 2.00%, 03/18/34	EUR100	104,915
Booking Holdings, Inc., 3.75%, 03/01/36	EUR100	113,433
BP Capital Markets PLC, 2.82%, 04/07/32(a)	EUR100	113,007
Bristol-Myers Squibb Co., 1.75%, 05/15/35	EUR100	100,215
Chubb INA Holdings LLC, 1.40%, 06/15/31	EUR100	106,153
Citigroup, Inc., 4.11%, 09/22/33(a)(b)	EUR100	119,703
CNH Industrial NV, 3.75%, 06/11/31(a)	EUR100	117,401
Coca-Cola Co. (The), 1.00%, 03/09/41	EUR100	76,637
Comcast Corp., 0.75%, 02/20/32	EUR100	99,941
Digital Intrepid Holding BV, 1.38%, 07/18/32(a)	EUR100	100,493
Fiserv Funding ULC, 3.50%, 06/15/32	EUR100	113,414
Ford Motor Credit Co. LLC, 4.17%, 11/21/28	EUR100	118,366
General Electric Co., 4.13%, 09/19/35(a)	EUR50	60,202
Goldman Sachs Group, Inc.
3.51%, 08/17/33, (3-mo. EURIBOR + 0.95%)(a)(b)	EUR75	86,364
4.00%, 09/21/29(a)	EUR50	60,040
Illinois Tool Works, Inc., 3.25%, 05/17/28	EUR100	117,706
International Business Machines Corp., 1.20%, 02/11/40	EUR100	79,839
Johnson & Johnson, 3.35%, 02/26/37	EUR100	113,658
JPMorgan Chase & Co.
0.60%, 02/17/33, (3-mo. EURIBOR + 0.65%)(a)(b)	EUR110	109,137
1.96%, 03/23/30, (3-mo. EURIBOR + 1.13%)(a)(b)	EUR100	113,016
Linde PLC, 1.63%, 03/31/35(a)	EUR100	98,910
Maple Parent Holdings Corp., 3.88%, 03/26/30(a)	EUR100	117,047
McDonald's Corp., 0.88%, 10/04/33(a)	EUR100	95,496
Medtronic Global Holdings SCA, 2.25%, 03/07/39	EUR100	96,389
Merck & Co., Inc., 1.38%, 11/02/36	EUR100	93,753
Morgan Stanley
0.50%, 10/26/29, (3-mo. EURIBOR + 0.87%)(b)	EUR100	109,527
3.96%, 03/21/35(b)	EUR100	117,595
Nestle Finance International Ltd.
0.88%, 06/14/41(a)	EUR50	38,355
Security	Par (000)	Value
United States (continued)
3.25%, 01/23/37(a)	EUR70	$78,475
NextEra Energy Capital Holdings, Inc., 2.99%, 02/10/30	EUR100	115,783
Pfizer Netherlands International Finance BV, 2.88%, 05/19/29	EUR100	116,354
Prologis Euro Finance LLC, 3.88%, 01/31/30	EUR100	118,974
Robert Bosch Finance LLC, 2.75%, 05/28/28(a)	EUR100	116,380
Schneider Electric SE, 1.50%, 01/15/28(a)	EUR100	114,539
Stellantis NV, 2.75%, 04/01/32(a)	EUR100	106,633
Stryker Corp., 3.38%, 09/11/32	EUR100	115,983
Thermo Fisher Scientific, Inc., 0.88%, 10/01/31	EUR100	102,986
T-Mobile USA, Inc., 3.55%, 05/08/29	EUR100	118,252
Toyota Motor Credit Corp., 0.13%, 11/05/27(a)	EUR100	112,338
Verizon Communications, Inc.
0.75%, 03/22/32	EUR100	99,731
4.25%, 10/31/30	EUR100	121,037
Visa, Inc., 2.25%, 05/15/28	EUR100	115,553
Wells Fargo & Co., 3.90%, 07/22/32, (3-mo. EURIBOR + 1.22%)(a)(b)	EUR100	118,638
		5,136,905
Total Long-Term Investments — 98.4% (Cost: $21,530,195)		21,559,139
	Shares
Short-Term Securities
Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.61%(c)(d)	30,000	30,000
Total Short-Term Securities — 0.1% (Cost: $30,000)		30,000
Total Investments — 98.5% (Cost: $21,560,195)		21,589,139
Other Assets Less Liabilities — 1.5%		330,262
Net Assets — 100.0%		$21,919,401

(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
55
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Euro Investment Grade Corporate Bond USD Hedged ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 11/04/25(a)	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/26	Shares Held at 04/30/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$—	$30,000 (b)	$—	$—	$—	$30,000	30,000	$308	$—

(a)	Commencement of operations.
(b)	Represents net amount purchased (sold).
Derivative Financial Instruments Outstanding as of Period End
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	18,863,000	USD	22,058,958	Bank of America N.A.	05/05/26	$79,596
EUR	69,000	USD	80,023	HSBC Bank PLC	05/05/26	959
EUR	185,000	USD	217,300	HSBC Bank PLC	06/02/26	111
						80,666
USD	21,715,104	EUR	18,842,000	Bank of America N.A.	05/05/26	$(398,804)
USD	320,875	EUR	90,000	HSBC Bank PLC	05/05/26	(1,767)
USD	22,088,098	EUR	18,863,000	Bank of America N.A.	06/02/26	(79,583)
						(480,154)
						$(399,488)
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency exchange contracts	$—	$—	$—	$80,666	$—	$—	$80,666
Liabilities—Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency exchange contracts	$—	$—	$—	$480,154	$—	$—	$480,154
For the period ended April 30, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Forward foreign currency exchange contracts	$—	$—	$—	$141,419	$—	$—	$141,419
Net Change in Unrealized Appreciation (Depreciation) on:
Forward foreign currency exchange contracts	$—	$—	$—	$(399,488)	$—	$—	$(399,488)
Schedule of Investments
56

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Euro Investment Grade Corporate Bond USD Hedged ETF

Derivative Financial Instruments Categorized by Risk Exposure (continued)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Forward foreign currency exchange contracts:
Average amounts sold — in USD	$22,588,175
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments - Offsetting as of Period End
The Fund's derivative assets and liabilities (by type) were as follows:
	Assets	Liabilities
Derivative Financial Instruments:
Forward foreign currency exchange contracts	$80,666	$480,154
Total derivative assets and liabilities in the Statements of Assets and Liabilities	80,666	480,154
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA")	—	—
Total derivative assets and liabilities subject to an MNA	$80,666	$480,154
The following tables present the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Received(b)	Cash Collateral Received(b)	Net Amount of Derivative Assets(c)(d)
Bank of America N.A.	$79,596	$(79,596)	$—	$—	$—
HSBC Bank PLC	1,070	(1,070)	—	—	—
	$80,666	$(80,666)	$—	$—	$—

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Pledged(b)	Cash Collateral Pledged(b)	Net Amount of Derivative Liabilities(d)(e)
Bank of America N.A.	$478,387	$(79,596)	$—	$—	$398,791
HSBC Bank PLC	1,767	(1,070)	—	—	697
	$480,154	$(80,666)	$—	$—	$399,488

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)	Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)	Net amount represents the net amount receivable from the counterparty in the event of default.
(d)	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(e)
Net amount represents the net amount payable due to the counterparty in the event of default. Net amount may be offset further by the options written receivable/payable on the
Statements of Assets and Liabilities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$21,559,139	$—	$21,559,139
57
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Euro Investment Grade Corporate Bond USD Hedged ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$30,000	$—	$—	$30,000
	$30,000	$21,559,139	$—	$21,589,139
Derivative Financial Instruments(a)
Assets
Foreign Currency Exchange Contracts	$—	$80,666	$—	$80,666
Liabilities
Foreign Currency Exchange Contracts	—	(480,154)	—	(480,154)
	$—	$(399,488)	$—	$(399,488)

(a)
Derivative financial instruments are forward foreign currency exchange contracts.  Forward foreign currency exchange contracts are valued at the unrealized appreciation
(depreciation) on the instrument.

See notes to financial statements.
Schedule of Investments
58

Schedule of Investments (unaudited)
April 30, 2026
iShares® Fallen Angels USD Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Aerospace & Defense — 1.2%
Bombardier, Inc., 7.45%, 05/01/34(a)	$19,482	$21,468,639
Apparel — 2.4%
VF Corp.
2.95%, 04/23/30(b)	26,830	24,334,756
6.00%, 10/15/33(b)	9,912	9,932,719
6.45%, 11/01/37	10,378	9,999,149
		44,266,624
Auto Manufacturers — 3.0%
Nissan Motor Acceptance Co. LLC
2.45%, 09/15/28(a)	2,931	2,711,438
2.75%, 03/09/28(a)	4,605	4,361,846
5.30%, 09/13/27(a)	3,275	3,266,029
5.55%, 09/13/29(a)	2,521	2,468,427
7.05%, 09/15/28(a)	5,426	5,561,620
Nissan Motor Co. Ltd.
4.35%, 09/17/27(a)	19,108	18,858,893
4.81%, 09/17/30(a)	19,080	17,837,661
		55,065,914
Auto Parts & Equipment — 1.4%
Aptiv Swiss Holdings Ltd., 6.88%, 12/15/54, (5-year CMT + 3.39%)(c)	18,983	19,394,100
Goodyear Tire & Rubber Co. (The), 7.00%, 03/15/28(b)	5,974	6,050,855
		25,444,955
Chemicals — 10.7%
Celanese U.S. Holdings LLC
6.85%, 11/15/28(b)	7,798	8,149,408
7.05%, 11/15/30(b)	10,371	11,133,927
7.17%, 07/15/27(b)	2,500	2,565,999
7.20%, 11/15/33(b)	10,337	11,196,423
7.33%, 07/15/29(b)	8,370	8,778,788
7.38%, 07/15/32(b)	10,302	10,919,651
FMC Corp.
3.45%, 10/01/29(b)	17,155	15,588,748
4.50%, 10/01/49(b)	17,150	10,633,000
5.65%, 05/18/33(b)	17,134	15,109,109
6.38%, 05/18/53(b)	17,039	12,835,379
Huntsman International LLC
2.95%, 06/15/31	15,185	12,968,473
4.50%, 05/01/29	27,515	26,332,648
5.70%, 10/15/34(b)	13,279	12,474,074
Methanex Corp.
5.25%, 12/15/29	25,804	25,709,197
5.65%, 12/01/44(b)	11,570	10,482,240
		194,877,064
Commercial Services — 1.5%
United Rentals North America, Inc., 3.88%, 11/15/27	27,490	27,096,608
Computers — 1.2%
Crane NXT Co.
4.20%, 03/15/48	13,294	8,681,541
6.55%, 11/15/36(b)	7,788	7,915,416
Seagate Data Storage Technology Pte. Ltd., 5.75%, 12/01/34(a)	1,000	1,017,166
Seagate HDD Cayman, 5.75%, 12/01/34(b)	4,690	4,790,739
		22,404,862
Security	Par (000)	Value
Cosmetics & Personal Care — 1.9%
Perrigo Finance Unlimited Co.
4.90%, 12/15/44(b)	$11,553	$8,403,289
5.15%, 06/15/30(b)	27,508	26,079,928
		34,483,217
Diversified Financial Services — 1.1%
Navient Corp., 5.63%, 08/01/33(b)	22,477	19,117,397
Electric — 2.4%
PacifiCorp, 7.38%, 09/15/55, (5-year CMT + 3.32%)(c)	32,037	32,461,909
TransAlta Corp., 6.50%, 03/15/40	11,525	11,534,303
		43,996,212
Engineering & Construction — 1.2%
Fluor Corp., 4.25%, 09/15/28(b)	22,017	21,805,072
Entertainment — 3.2%
Discovery Global Holdings, Inc.
4.28%, 03/15/32(b)	11,505	9,287,562
5.05%, 03/15/42(b)	6,825	4,453,305
Resorts World Las Vegas LLC/RWLV Capital, Inc.
4.63%, 04/16/29(d)	37,015	33,106,622
4.63%, 04/06/31(a)(b)	13,351	11,280,343
		58,127,832
Environmental Control — 2.1%
GFL Environmental, Inc., 6.75%, 01/15/31(a)(b)	36,802	38,149,524
Food — 0.6%
Safeway, Inc., 7.25%, 02/01/31(b)	10,153	10,683,464
Health Care - Services — 4.4%
Centene Corp.
2.45%, 07/15/28	6,950	6,558,617
2.50%, 03/01/31(b)	7,900	6,867,518
2.63%, 08/01/31	4,350	3,763,779
3.00%, 10/15/30(b)	7,950	7,147,286
3.38%, 02/15/30(b)	7,050	6,550,947
4.25%, 12/15/27	200	198,778
4.63%, 12/15/29	12,500	12,184,983
Horizon Mutual Holdings, Inc., 6.20%, 11/15/34(a)	22,796	21,543,087
Tenet Healthcare Corp., 6.88%, 11/15/31(b)	13,760	14,653,013
		79,468,008
Holding Companies - Diversified — 3.0%
FS KKR Capital Corp.
3.13%, 10/12/28(b)	8,575	8,034,861
3.25%, 07/15/27(b)	2,125	2,063,625
6.13%, 01/15/30(b)	12,250	11,877,294
6.13%, 01/15/31(b)	7,350	7,098,091
6.88%, 08/15/29(b)	10,175	10,151,493
7.88%, 01/15/29(b)	7,300	7,517,118
Prospect Capital Corp., 3.44%, 10/15/28(b)	8,000	7,102,433
		53,844,915
Home Furnishings — 3.0%
Whirlpool Corp.
2.40%, 05/15/31	6,371	5,145,836
4.50%, 06/01/46	10,522	7,062,080
4.60%, 05/15/50(b)	10,516	7,075,276
4.70%, 05/14/32	6,403	5,626,669
4.75%, 02/26/29(b)	14,776	14,269,079
5.15%, 03/01/43	5,286	3,967,835
5.50%, 03/01/33(b)	6,371	5,740,848
59
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Fallen Angels USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Home Furnishings (continued)
5.75%, 03/01/34(b)	$6,348	$5,713,353
		54,600,976
Housewares — 2.0%
Newell Brands, Inc.
7.38%, 04/01/36(b)	15,768	15,031,532
7.50%, 04/01/46	24,814	21,352,481
		36,384,013
Insurance — 3.9%
Constellation Insurance, Inc.
6.63%, 05/01/31(a)(b)	7,211	7,103,242
6.80%, 01/24/30(a)(b)	11,935	11,935,611
Genworth Holdings, Inc., 6.50%, 06/15/34(b)	9,496	9,559,554
Liberty Mutual Group, Inc., 7.80%, 03/07/87(a)(b)	16,538	18,498,018
MBIA, Inc., 5.70%, 12/01/34(b)	1,000	976,850
Provident Financing Trust I, 7.41%, 03/15/38(b)	7,838	8,349,944
Wilton RE Ltd., 6.00%, (5-year CMT + 5.27%)(a)(b)(c)(e)	15,079	14,693,732
		71,116,951
Iron & Steel — 1.0%
Cleveland-Cliffs, Inc., 6.25%, 10/01/40	9,010	7,293,595
U.S. Steel Corp., 6.65%, 06/01/37(b)	10,496	10,815,701
		18,109,296
Leisure Time — 0.4%
Carnival Corp., 6.65%, 01/15/28(b)	7,786	7,961,203
Lodging — 0.6%
Travel and Leisure Co., 6.00%, 04/01/27	11,620	11,638,054
Media — 4.1%
Belo Corp.
7.25%, 09/15/27	9,225	9,457,495
7.75%, 06/01/27(b)	7,566	7,753,495
Discovery Communications LLC, 6.35%, 06/01/40(b)	8,375	6,560,995
Paramount Global
3.38%, 02/15/28(b)	1,825	1,770,575
3.70%, 06/01/28	1,825	1,771,459
4.20%, 06/01/29	1,650	1,589,958
4.20%, 05/19/32	5,625	4,914,076
4.38%, 03/15/43(b)	7,850	5,006,760
4.60%, 01/15/45	3,325	2,078,790
4.85%, 07/01/42(b)	2,850	1,924,752
4.90%, 08/15/44(b)	3,125	2,054,239
4.95%, 01/15/31(b)	7,050	6,654,670
4.95%, 05/19/50(b)	5,425	3,412,192
5.25%, 04/01/44(b)	2,000	1,356,524
5.50%, 05/15/33(b)	2,525	2,291,351
5.85%, 09/01/43	6,900	5,075,863
5.90%, 10/15/40	1,775	1,387,992
6.88%, 04/30/36(b)	5,932	5,524,740
7.88%, 07/30/30(b)	4,675	4,977,739
		75,563,665
Mining — 1.5%
Alcoa Nederland Holding BV
4.13%, 03/31/29(a)(b)	18,691	18,161,452
6.13%, 05/15/28(a)(b)	8,517	8,518,925
		26,680,377
Security	Par (000)	Value
Office & Business Equipment — 0.3%
Xerox Corp.
4.80%, 03/01/35	$8,390	$2,285,041
6.75%, 12/15/39	12,359	3,598,007
		5,883,048
Oil & Gas — 3.2%
Global Marine, Inc., 7.00%, 06/01/28	9,465	9,547,422
Murphy Oil Corp., 5.88%, 12/01/42	12,913	11,212,100
Transocean International Ltd.
6.80%, 03/15/38(b)	22,421	21,784,689
7.50%, 04/15/31	14,926	15,362,010
		57,906,221
Packaging & Containers — 0.9%
Sealed Air Corp., 6.88%, 07/15/33(a)(b)	17,050	16,666,375
Pipelines — 5.4%
Buckeye Partners LP
4.13%, 12/01/27	15,137	14,935,262
5.60%, 10/15/44(b)	11,542	10,234,113
5.85%, 11/15/43	14,683	13,438,704
6.75%, 08/15/33(b)	5,321	5,584,473
Rockies Express Pipeline LLC
4.80%, 05/15/30(a)	11,419	11,129,346
4.95%, 07/15/29(a)	17,871	17,657,673
6.88%, 04/15/40(a)(b)	16,548	16,713,480
7.50%, 07/15/38(a)(b)	8,400	8,846,230
		98,539,281
Real Estate Investment Trusts — 9.3%
Brandywine Operating Partnership LP
3.95%, 11/15/27	16,534	16,137,710
4.55%, 10/01/29(b)	13,277	12,348,569
8.30%, 03/15/28	12,887	13,400,024
Diversified Healthcare Trust, 4.75%, 02/15/28(b)	18,895	18,359,292
Hudson Pacific Properties LP
3.25%, 01/15/30(b)	14,796	12,634,963
3.95%, 11/01/27(b)	14,262	13,789,579
4.65%, 04/01/29(b)	17,899	16,029,220
5.95%, 02/15/28(b)	12,960	12,648,334
Service Properties Trust
3.95%, 01/15/28(b)	14,623	14,182,800
4.38%, 02/15/30(b)	15,127	13,621,303
4.95%, 10/01/29(b)	15,943	14,936,938
Vornado Realty LP, 3.40%, 06/01/31(b)	13,417	12,180,993
		170,269,725
Retail — 11.5%
Advance Auto Parts, Inc.
1.75%, 10/01/27	12,850	12,251,743
3.50%, 03/15/32(b)	13,269	11,650,571
3.90%, 04/15/30(b)	18,291	17,124,807
5.95%, 03/09/28(b)	11,453	11,645,242
Bath & Body Works, Inc.
6.95%, 03/01/33(b)	10,810	10,518,128
7.60%, 07/15/37	7,631	7,443,217
Kohl's Corp.
5.13%, 05/01/31(b)	16,047	13,120,398
5.55%, 07/17/45(b)	16,096	9,724,611
Macy's Retail Holdings LLC
4.30%, 02/15/43	9,421	6,310,576
4.50%, 12/15/34(b)	13,407	11,691,622
5.13%, 01/15/42	9,420	7,141,750
6.38%, 03/15/37(b)	7,301	6,722,352
Schedule of Investments
60

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Fallen Angels USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail (continued)
6.70%, 07/15/34(a)(b)	$6,900	$6,565,574
Nordstrom, Inc.
4.25%, 08/01/31(b)	12,340	11,364,709
4.38%, 04/01/30(b)	14,503	13,780,061
5.00%, 01/15/44(b)	28,121	19,698,195
6.95%, 03/15/28(b)	9,163	9,347,629
Yum! Brands, Inc.
5.35%, 11/01/43(b)	10,629	10,099,202
6.88%, 11/15/37	11,904	13,105,554
		209,305,941
Telecommunications — 9.0%
Embarq LLC, 8.00%, 06/01/36	45,193	12,507,569
Lumen Technologies, Inc.
Series P, 7.60%, 09/15/39	13,235	12,632,467
Series U, 7.65%, 03/15/42	10,839	10,106,849
SES AMERICOM, Inc., 5.30%, 03/25/44(a)(b)	18,825	14,696,867
SES SA, 5.30%, 04/04/43(a)(b)	8,150	6,315,544
Telecom Italia Capital SA
6.00%, 09/30/34(b)	12,661	13,013,413
6.38%, 11/15/33(b)	12,421	13,017,455
7.20%, 07/18/36(b)	12,641	13,801,186
7.72%, 06/04/38(b)	12,424	14,114,108
Vodafone Group PLC, 7.00%, 04/04/79, (5-year USD Swap + 4.87%)(b)(c)	52,386	54,555,521
		164,760,979
Transportation — 0.7%
XPO CNW, Inc., 6.70%, 05/01/34	11,402	12,003,227
Total Long-Term Investments — 98.1% (Cost: $1,857,289,589)		1,787,689,639
Security	Shares	Value
Short-Term Securities
Money Market Funds — 15.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.83%(f)(g)(h)	251,213,130	$251,288,494
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.61%(f)(g)	32,820,000	32,820,000
Total Short-Term Securities — 15.6% (Cost: $284,022,636)		284,108,494
Total Investments — 113.7% (Cost: $2,141,312,225)		2,071,798,133
Liabilities in Excess of Other Assets — (13.7)%		(249,569,126)
Net Assets — 100.0%		$1,822,229,007

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Perpetual security with no stated maturity date.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/26	Shares Held at 04/30/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$319,021,788	$—	$(67,669,891)(a)	$(9,606)	$(53,797)	$251,288,494	251,213,130	$1,074,882 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	26,450,000	6,370,000 (a)	—	—	—	32,820,000	32,820,000	258,150	—
				$(9,606)	$(53,797)	$284,108,494		$1,333,032	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

61
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Fallen Angels USD Bond ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$1,787,689,639	$—	$1,787,689,639
Short-Term Securities
Money Market Funds	284,108,494	—	—	284,108,494
	$284,108,494	$1,787,689,639	$—	$2,071,798,133
See notes to financial statements.
Schedule of Investments
62

Statements of Assets and Liabilities (unaudited)
April 30, 2026

	iShares 0-5 Year High Yield Corporate Bond ETF	iShares Broad USD High Yield Corporate Bond ETF	iShares ESG Advanced High Yield Corporate Bond ETF	iShares Euro Investment Grade Corporate Bond USD Hedged ETF
ASSETS
Investments, at value—unaffiliated(a)(b)	$7,419,892,289	$25,741,707,370	$189,483,747	$21,559,139
Investments, at value—affiliated(c)	1,078,795,350	3,620,857,616	33,778,006	30,000
Cash	2,546,301	11,403,888	20,614	4,425
Foreign currency, at value(d)	10,228	579	115	42,360
Receivables:
Investments sold	10,640,416	163,650,102	982,261	494,221
Securities lending income—affiliated	474,054	1,373,797	13,868	—
Loans	270,116	888,019	—	—
Capital shares sold	9,442	9,050,530	—	—
Dividends—affiliated	287,864	908,262	10,386	171
Interest—unaffiliated	122,285,630	432,357,294	2,869,395	313,847
Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	80,666
Total assets	8,635,211,690	29,982,197,457	227,158,392	22,524,829
LIABILITIES
Collateral on securities loaned, at value	958,446,003	3,216,748,652	30,413,091	—
Payables:
Investments purchased	111,790,147	384,258,566	492,084	122,036
Investment advisory fees	1,853,286	1,635,342	56,302	3,238
Unrealized depreciation on forward foreign currency exchange contracts	—	—	—	480,154
Total liabilities	1,072,089,436	3,602,642,560	30,961,477	605,428
Commitments and contingent liabilities
NET ASSETS	$7,563,122,254	$26,379,554,897	$196,196,915	$21,919,401
NET ASSETS CONSIST OF
Paid-in capital	$8,108,018,369	$27,135,163,339	$209,976,323	$22,050,361
Accumulated loss	(544,896,115)	(755,608,442)	(13,779,408)	(130,960)
NET ASSETS	$7,563,122,254	$26,379,554,897	$196,196,915	$21,919,401
NET ASSET VALUE
Shares outstanding	177,700,000	710,200,000	4,200,000	440,000
Net asset value	$42.56	$37.14	$46.71	$49.82
Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited
Par value	None	None	None	None
(a) Investments, at cost—unaffiliated	$7,427,076,428	$26,181,037,440	$190,449,452	$21,530,195
(b) Securities loaned, at value	$921,299,920	$3,096,272,771	$29,390,073	$—
(c) Investments, at cost—affiliated	$1,078,459,938	$3,620,256,951	$33,765,744	$30,000
(d) Foreign currency, at cost	$9,381	$514	$104	$41,977
See notes to financial statements.
63
2026 iShares Semi-Annual Financial Statements and Additional Information

Statements of Assets and Liabilities (unaudited)(continued)
April 30, 2026

iShares Fallen Angels USD Bond ETF
ASSETS
Investments, at value—unaffiliated(a)(b)	$1,787,689,639
Investments, at value—affiliated(c)	284,108,494
Receivables:
Investments sold	32,158,987
Securities lending income—affiliated	189,270
Dividends—affiliated	46,106
Interest—unaffiliated	27,934,836
Total assets	2,132,127,332
LIABILITIES
Bank overdraft	11,563,573
Collateral on securities loaned, at value	251,536,290
Payables:
Investments purchased	46,307,786
Capital shares redeemed	114,733
Investment advisory fees	375,943
Total liabilities	309,898,325
Commitments and contingent liabilities
NET ASSETS	$1,822,229,007
NET ASSETS CONSIST OF
Paid-in capital	$2,068,795,847
Accumulated loss	(246,566,840)
NET ASSETS	$1,822,229,007
NET ASSET VALUE
Shares outstanding	67,200,000
Net asset value	$27.12
Shares authorized	Unlimited
Par value	None
(a) Investments, at cost—unaffiliated	$1,857,289,589
(b) Securities loaned, at value	$243,430,201
(c) Investments, at cost—affiliated	$284,022,636
See notes to financial statements.
Statements of Assets and Liabilities
64

Statements of Operations (unaudited)
Six Months Ended April 30, 2026

	iShares 0-5 Year High Yield Corporate Bond ETF	iShares Broad USD High Yield Corporate Bond ETF	iShares ESG Advanced High Yield Corporate Bond ETF	iShares Euro Investment Grade Corporate Bond USD Hedged ETF(a)
INVESTMENT INCOME
Dividends—affiliated	$2,356,767	$3,218,495	$49,736	$308
Interest—unaffiliated	273,771,710	864,184,680	5,968,740	318,017
Securities lending income—affiliated—net	3,162,734	8,773,946	72,895	—
Other income—unaffiliated	—	167,446	388	—
Total investment income	279,291,211	876,344,567	6,091,759	318,325
EXPENSES
Investment advisory	11,631,062	10,178,926	335,251	19,179
Interest expense	394	3,997	—	—
Total expenses	11,631,456	10,182,923	335,251	19,179
Net investment income	267,659,755	866,161,644	5,756,508	299,146
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated	(24,606,298)	(94,772,665)	(2,668,772)	50,645
Investments—affiliated	(28,374)	(120,033)	(1,044)	—
Forward foreign currency exchange contracts	—	—	—	141,419
Foreign currency transactions	3	—	—	(12,321)
In-kind redemptions—unaffiliated(b)	17,862,301	62,726,208	102,263	—
	(6,772,368)	(32,166,490)	(2,567,553)	179,743
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated	(77,234,530)	(279,702,718)	340,296	28,944
Investments—affiliated	(189,187)	(651,923)	(5,589)	—
Forward foreign currency exchange contracts	—	—	—	(399,488)
Foreign currency translations	168	11	3	2,937
	(77,423,549)	(280,354,630)	334,710	(367,607)
Net realized and unrealized loss	(84,195,917)	(312,521,120)	(2,232,843)	(187,864)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$183,463,838	$553,640,524	$3,523,665	$111,282
(a) For the period from November 4, 2025 (commencement of operations) to April 30, 2026.
(b) See Note 2 of the Notes to Financial Statements.
See notes to financial statements.
65
2026 iShares Semi-Annual Financial Statements and Additional Information

Statements of Operations (unaudited)(continued)
Six Months Ended April 30, 2026

iShares Fallen Angels USD Bond ETF
INVESTMENT INCOME
Dividends—affiliated	$258,150
Interest—unaffiliated	58,237,300
Securities lending income—affiliated—net	1,074,882
Other income—unaffiliated	87,075
Total investment income	59,657,407
EXPENSES
Investment advisory	2,243,230
Interest expense	165
Total expenses	2,243,395
Net investment income	57,414,012
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated	(27,303,052)
Investments—affiliated	(9,606)
In-kind redemptions—unaffiliated	9,383,761
(17,928,897)
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated	(5,369,003)
Investments—affiliated	(53,797)
(5,422,800)
Net realized and unrealized loss	(23,351,697)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$34,062,315
See notes to financial statements.
Statements of Operations
66

Statements of Changes in Net Assets

	iShares 0-5 Year High Yield Corporate Bond ETF		iShares Broad USD High Yield Corporate Bond ETF
	Six Months Ended 04/30/26 (unaudited)	Year Ended 10/31/25	Six Months Ended 04/30/26 (unaudited)	Year Ended 10/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$267,659,755	$470,730,771	$866,161,644	$1,516,513,399
Net realized gain (loss)	(6,772,368)	(28,877,924)	(32,166,490)	168,492,307
Net change in unrealized appreciation (depreciation)	(77,423,549)	20,298,810	(280,354,630)	119,344,968
Net increase in net assets resulting from operations	183,463,838	462,151,657	553,640,524	1,804,350,674
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(272,582,530)(b)	(462,115,595)	(881,152,157)(b)	(1,501,698,924)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(231,774,975)	1,880,473,951	456,332,804	5,343,331,283
NET ASSETS
Total increase (decrease) in net assets	(320,893,667)	1,880,510,013	128,821,171	5,645,983,033
Beginning of period	7,884,015,921	6,003,505,908	26,250,733,726	20,604,750,693
End of period	$7,563,122,254	$7,884,015,921	$26,379,554,897	$26,250,733,726

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.
67
2026 iShares Semi-Annual Financial Statements and Additional Information

Statements of Changes in Net Assets(continued)

	iShares ESG Advanced High Yield Corporate Bond ETF		iShares Euro Investment Grade Corporate Bond USD Hedged ETF
	Six Months Ended 04/30/26 (unaudited)	Year Ended 10/31/25	Period From 11/04/25(a) to 04/30/26 (unaudited)
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$5,756,508	$10,924,536	$299,146
Net realized gain (loss)	(2,567,553)	1,029,363	179,743
Net change in unrealized appreciation (depreciation)	334,710	1,482,117	(367,607)
Net increase in net assets resulting from operations	3,523,665	13,436,016	111,282
DISTRIBUTIONS TO SHAREHOLDERS(b)
Decrease in net assets resulting from distributions to shareholders	(5,784,131)(c)	(10,913,679)	(242,242)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	9,468,781	28,089,047	22,050,361
NET ASSETS
Total increase in net assets	7,208,315	30,611,384	21,919,401
Beginning of period	188,988,600	158,377,216	—
End of period	$196,196,915	$188,988,600	$21,919,401

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.
Statements of Changes in Net Assets
68

Statements of Changes in Net Assets(continued)

	iShares Fallen Angels USD Bond ETF
	Six Months Ended 04/30/26 (unaudited)	Year Ended 10/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$57,414,012	$116,455,918
Net realized gain (loss)	(17,928,897)	16,017,375
Net change in unrealized appreciation (depreciation)	(5,422,800)	9,158,698
Net increase in net assets resulting from operations	34,062,315	141,631,991
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(58,685,208)(b)	(117,778,883)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	68,588,388	(53,142,718)
NET ASSETS
Total increase (decrease) in net assets	43,965,495	(29,289,610)
Beginning of period	1,778,263,512	1,807,553,122
End of period	$1,822,229,007	$1,778,263,512

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.
69
2026 iShares Semi-Annual Financial Statements and Additional Information

Financial Highlights
(For a share outstanding throughout each period)

	iShares 0-5 Year High Yield Corporate Bond ETF
	Six Months Ended 04/30/26 (unaudited)	Year Ended 10/31/25	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21
Net asset value, beginning of period	$43.04	$42.97	$40.44	$40.83	$45.51	$43.75
Net investment income(a)	1.47	3.05	2.92	2.64	2.10	2.09
Net realized and unrealized gain (loss)(b)	(0.46)	0.05	2.49	(0.36)	(4.58)	1.90
Net increase (decrease) from investment operations	1.01	3.10	5.41	2.28	(2.48)	3.99
Distributions from net investment income(c)	(1.49)(d)	(3.03)	(2.88)	(2.67)	(2.20)	(2.23)
Net asset value, end of period	$42.56	$43.04	$42.97	$40.44	$40.83	$45.51
Total Return(e)
Based on net asset value	2.42%(f)	7.50%	13.78%	5.69%	(5.55)%	9.25%
Ratios to Average Net Assets(g)
Total expenses	0.30%(h)	0.30%	0.31%(i)	0.30%	0.30%	0.30%
Total expenses after reimbursement of litigation fees	0.30%(h)	0.29%(j)	0.31%(i)	0.30%	0.30%	0.30%
Net investment income	6.93%(h)	7.15%	6.92%	6.42%	4.90%	4.59%
Supplemental Data
Net assets, end of period (000)	$7,563,122	$7,884,016	$6,003,506	$4,594,343	$6,977,147	$5,433,846
Portfolio turnover rate(k)	14%	29%	36%	26%	23%	39%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Includes non-recurring expense of Interest expense. Without this cost, total expenses would have been 0.30%.
(j) Includes non-recurring reimbursement of litigation fees.
(k) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights
70

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares Broad USD High Yield Corporate Bond ETF
	Six Months Ended 04/30/26 (unaudited)	Year Ended 10/31/25	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21
Net asset value, beginning of period	$37.56	$37.17	$34.11	$34.49	$41.21	$39.34
Net investment income(a)	1.26	2.56	2.54	2.32	2.03	2.02
Net realized and unrealized gain (loss)(b)	(0.39)	0.38	2.99	(0.34)	(6.68)	1.97
Net increase (decrease) from investment operations	0.87	2.94	5.53	1.98	(4.65)	3.99
Distributions from net investment income(c)	(1.29)(d)	(2.55)	(2.47)	(2.36)	(2.07)	(2.12)
Net asset value, end of period	$37.14	$37.56	$37.17	$34.11	$34.49	$41.21
Total Return(e)
Based on net asset value	2.36%(f)	8.25%	16.68%	5.80%	(11.59)%	10.31%
Ratios to Average Net Assets(g)
Total expenses	0.08%(h)	0.08%	0.09%(i)	0.22%	0.22%	0.22%
Total expenses after fees waived	0.08%(h)	0.08%	0.09%(i)	0.15%	0.15%	0.15%
Net investment income	6.82%(h)	6.90%	6.96%	6.65%	5.42%	4.91%
Supplemental Data
Net assets, end of period (000)	$26,379,555	$26,250,734	$20,604,751	$9,016,134	$8,114,659	$8,308,643
Portfolio turnover rate(j)	13%	18%	21%	13%	12%	24%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Interest expense was not annualized in the calculation of the expense ratio. If this expense was annualized, the total expense would have been 0.08%.
(j) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
71
2026 iShares Semi-Annual Financial Statements and Additional Information

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares ESG Advanced High Yield Corporate Bond ETF
	Six Months Ended 04/30/26 (unaudited)	Year Ended 10/31/25	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21
Net asset value, beginning of period	$47.25	$46.58	$42.32	$43.32	$51.90	$51.03
Net investment income(a)	1.40	2.92	2.92	2.57	2.13	1.97
Net realized and unrealized gain (loss)(b)	(0.53)	0.71	4.27	(0.95)	(8.21)	1.18
Net increase (decrease) from investment operations	0.87	3.63	7.19	1.62	(6.08)	3.15
Distributions(c)
From net investment income	(1.41)(d)	(2.96)	(2.93)	(2.62)	(2.21)	(2.07)
From net realized gain	—	—	—	—	(0.29)	(0.21)
Total distributions	(1.41)	(2.96)	(2.93)	(2.62)	(2.50)	(2.28)
Net asset value, end of period	$46.71	$47.25	$46.58	$42.32	$43.32	$51.90
Total Return(e)
Based on net asset value	1.89%(f)	8.06%	17.45%	3.70%	(12.03)%	6.25%
Ratios to Average Net Assets(g)
Total expenses	0.35%(h)	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income	6.01%(h)	6.26%	6.44%	5.89%	4.53%	3.78%
Supplemental Data
Net assets, end of period (000)	$196,197	$188,989	$158,377	$110,044	$129,965	$124,566
Portfolio turnover rate(i)	20%	47%	30%	28%	23%	43%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights
72

Financial Highlights(continued)
(For a share outstanding throughout each period)

iShares Euro Investment Grade Corporate Bond USD Hedged ETF
Period From 11/04/25(a) to 04/30/26 (unaudited)
Net asset value, beginning of period	$50.00
Net investment income(b)	0.68
Net realized and unrealized loss(c)	(0.31)
Net increase from investment operations	0.37
Distributions from net investment income(d)	(0.55)(e)
Net asset value, end of period	$49.82
Total Return(f)
Based on net asset value	0.74%(g)
Ratios to Average Net Assets(h)
Total expenses	0.18%(i)
Net investment income	2.81%(i)
Supplemental Data
Net assets, end of period (000)	$21,919
Portfolio turnover rate(j)	19%
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f) Where applicable, assumes the reinvestment of distributions.
(g) Not annualized.
(h) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i) Annualized.
(j) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
73
2026 iShares Semi-Annual Financial Statements and Additional Information

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares Fallen Angels USD Bond ETF
	Six Months Ended 04/30/26 (unaudited)	Year Ended 10/31/25	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21
Net asset value, beginning of period	$27.55	$26.96	$24.50	$24.21	$30.04	$27.29
Net investment income(a)	0.86	1.68	1.63	1.32	1.10	1.06
Net realized and unrealized gain (loss)(b)	(0.41)	0.60	2.45	0.37	(5.79)	2.83
Net increase (decrease) from investment operations	0.45	2.28	4.08	1.69	(4.69)	3.89
Distributions from net investment income(c)	(0.88)(d)	(1.69)	(1.62)	(1.40)	(1.14)	(1.14)
Net asset value, end of period	$27.12	$27.55	$26.96	$24.50	$24.21	$30.04
Total Return(e)
Based on net asset value	1.67%(f)	8.83%	17.00%	7.06%	(15.88)%	14.45%
Ratios to Average Net Assets(g)
Total expenses	0.25%(h)	0.25%	0.25%	0.25%	0.25%	0.25%
Net investment income	6.40%(h)	6.23%	6.17%	5.31%	4.02%	3.57%
Supplemental Data
Net assets, end of period (000)	$1,822,229	$1,778,264	$1,807,553	$1,258,033	$1,677,473	$4,676,501
Portfolio turnover rate(i)	15%	26%	22%	26%	26%	21%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights
74

Notes to Financial Statements (unaudited)
1. ORGANIZATION
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
iShares ETF	Diversification Classification
0-5 Year High Yield Corporate Bond	Diversified
Broad USD High Yield Corporate Bond	Diversified
ESG Advanced High Yield Corporate Bond	Diversified
Euro Investment Grade Corporate Bond USD Hedged(a)	Diversified
Fallen Angels USD Bond	Diversified

(a)	The Fund commenced operations on November 4, 2025.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Currency Translation: Each Fund's books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Cash: The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
Segment Reporting: The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within each Fund’s financial statements.
75
2026 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment  Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date.  U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds' investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
• Equity investments (except ETF options, equity index options or those that are customized) traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation or last available bid (long positions) or ask (short positions) price.
• Fixed-income investments and certain derivative instruments for which market quotations are readily available are generally valued using the last available bid price (including evaluated prices) provided by independent dealers or third-party pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more independent brokers or dealers as obtained from a third-party pricing service. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots of securities in certain asset classes may trade at lower prices than institutional round lots, and the value ultimately realized when the securities are sold could differ from the prices used by a fund. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless BFA determines such method does not represent fair value.
• Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
• Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the New York Stock Exchange (“NYSE”) based on that day’s prevailing forward exchange rate for the underlying currencies.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).  The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair  Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
• Level  2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies
Notes to Financial Statements
76

Notes to Financial Statements (unaudited) (continued)
or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.
Floating Rate Loan Interests: Floating rate loan interests are typically issued to companies (the “borrower”) by banks, other financial institutions, or privately and publicly offered corporations (the “lender”). Floating rate loan interests are generally non-investment grade, often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged or in bankruptcy proceedings. In addition, transactions in floating rate loan interests may settle on a delayed basis, which may result in proceeds from the sale not being readily available for a fund to make additional investments or meet its redemption obligations. Floating rate loan interests may include fully funded term loans or revolving lines of credit. Floating rate loan interests are typically senior in the corporate capital structure of the borrower. Floating rate loan interests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. Since the rates reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the NAV of a fund to the extent that it invests in floating rate loan interests. The base lending rates are generally the lending rate offered by one or more European banks, such as the Secured Overnight Financing Rate (“SOFR”), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. Floating rate loan interests may involve foreign borrowers, and investments may be denominated in foreign currencies. These investments are treated as investments in debt securities for purposes of a fund’s investment policies.
When a fund purchases a floating rate loan interest, it may receive a facility fee and when it sells a floating rate loan interest, it may pay a facility fee. On an ongoing basis, a fund may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by a fund upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. A fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.
Floating rate loan interests are usually freely callable at the borrower’s option. A fund may invest in such loans in the form of participations in loans (“Participations”) or assignments (“Assignments”) of all or a portion of loans from third parties. Participations typically will result in a fund having a contractual relationship only with the lender, not with the borrower. A fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, a fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of offset against the borrower. A fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, a fund assumes the credit risk of both the borrower and the lender that is selling the Participation. A fund’s investment in loan participation interests involves the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the Participation, a fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower. Assignments typically result in a fund having a direct contractual relationship with the borrower, and a fund may enforce compliance by the borrower with the terms of the loan agreement.
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions.  The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. Government.  The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities.  The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day.  During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments.  The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
77
2026 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
0-5 Year High Yield Corporate Bond
Barclays Bank PLC	$173,443,952	$(173,443,952)	$—	$—
Barclays Capital, Inc.	15,246,891	(15,246,891)	—	—
BMO Capital Markets Corp.	2,188,327	(2,188,327)	—	—
BNP Paribas SA	99,535,578	(99,535,578)	—	—
BofA Securities, Inc.	13,966,423	(13,966,423)	—	—
Citigroup Global Markets, Inc.	25,505,367	(25,505,367)	—	—
Deutsche Bank Securities, Inc.	152,494,195	(152,494,195)	—	—
Goldman Sachs & Co. LLC	69,929,903	(69,929,903)	—	—
J.P. Morgan Securities LLC	72,760,183	(72,760,183)	—	—
Jefferies LLC	13,629,564	(13,629,564)	—	—
Mitsubishi UFJ Securities Holdings Co., Ltd.	1,839,765	(1,839,765)	—	—
Morgan Stanley	17,853,079	(17,853,079)	—	—
National Bank Financial Inc.	5,597,872	(5,597,872)	—	—
Nomura Securities International, Inc.	16,827,643	(16,827,643)	—	—
Pershing LLC	27,530,661	(27,530,661)	—	—
RBC Capital Markets LLC	95,791,986	(95,791,986)	—	—
Scotia Capital (USA), Inc.	33,575,541	(33,575,541)	—	—
Scotia Capital Inc	24,615,621	(24,615,621)	—	—
State Street Bank & Trust Co.	1,651,483	(1,651,483)	—	—
TD Securities (USA) LLC – Cowen	7,156,248	(7,156,248)	—	—
UBS Securities LLC	120,266	(120,266)	—	—
Wells Fargo Bank N.A.	5,906,447	(5,906,447)	—	—
Wells Fargo Securities LLC	44,132,925	(44,132,925)	—	—
	$921,299,920	$(921,299,920)	$—	$—
Broad USD High Yield Corporate Bond
Barclays Bank PLC	$747,737,029	$(747,737,029)	$—	$—
Barclays Capital, Inc.	118,889,165	(118,889,165)	—	—
BMO Capital Markets Corp.	4,898,088	(4,898,088)	—	—
BNP Paribas SA	301,579,520	(301,579,520)	—	—
BofA Securities, Inc.	65,012,922	(65,012,922)	—	—
Citadel Clearing LLC	27,494,415	(27,494,415)	—	—
Citigroup Global Markets, Inc.	144,685,982	(144,685,982)	—	—
Goldman Sachs & Co. LLC	256,429,780	(256,429,780)	—	—
J.P. Morgan Securities LLC	304,605,561	(304,605,561)	—	—
Jefferies LLC	42,180,359	(42,180,359)	—	—
Mitsubishi UFJ Securities Holdings Co., Ltd.	8,110,611	(8,110,611)	—	—
Morgan Stanley	64,324,172	(64,324,172)	—	—
National Bank Financial Inc.	18,422,476	(18,422,476)	—	—
Nomura Securities International, Inc.	44,807,741	(44,807,741)	—	—
Pershing LLC	61,207,088	(61,207,088)	—	—
RBC Capital Markets LLC	367,978,452	(367,978,452)	—	—
Scotia Capital (USA), Inc.	152,267,570	(152,267,570)	—	—
Scotia Capital Inc	105,948,236	(105,948,236)	—	—
State Street Bank & Trust Co.	13,598,145	(13,598,145)	—	—
TD Securities (USA) LLC	39,407,526	(39,407,526)	—	—
UBS AG	1,207,824	(1,207,824)	—	—
UBS Securities LLC	3,640,503	(3,640,503)	—	—
Wells Fargo Bank N.A.	49,048,261	(49,048,261)	—	—
Wells Fargo Securities LLC	152,791,345	(152,791,345)	—	—
	$3,096,272,771	$(3,096,272,771)	$—	$—
Notes to Financial Statements
78

Notes to Financial Statements (unaudited) (continued)
iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
ESG Advanced High Yield Corporate Bond
Barclays Bank PLC	$7,787,339	$(7,787,339)	$—	$—
Barclays Capital, Inc.	1,091,527	(1,091,527)	—	—
BNP Paribas SA	1,728,909	(1,728,909)	—	—
Citigroup Global Markets, Inc.	1,545,224	(1,545,224)	—	—
J.P. Morgan Securities LLC	2,956,339	(2,956,339)	—	—
Jefferies LLC	518,869	(518,869)	—	—
Morgan Stanley	806,332	(806,332)	—	—
National Bank Financial Inc.	460,319	(460,319)	—	—
Pershing LLC	200,930	(200,930)	—	—
RBC Capital Markets LLC	4,063,782	(4,063,782)	—	—
Scotia Capital (USA), Inc.	819,514	(819,514)	—	—
Scotia Capital Inc	2,010,941	(2,010,941)	—	—
State Street Bank & Trust Co.	803,869	(803,869)	—	—
Wells Fargo Bank N.A.	2,020,157	(2,020,157)	—	—
Wells Fargo Securities LLC	2,576,022	(2,576,022)	—	—
	$29,390,073	$(29,390,073)	$—	$—
Fallen Angels USD Bond
Barclays Bank PLC	$88,586,506	$(88,586,506)	$—	$—
BMO Capital Markets Corp.	175,023	(175,023)	—	—
BNP Paribas SA	17,968,219	(17,968,219)	—	—
BofA Securities, Inc.	5,651,461	(5,651,461)	—	—
Citigroup Global Markets, Inc.	11,819,452	(11,819,452)	—	—
Goldman Sachs & Co. LLC	8,605,444	(8,605,444)	—	—
J.P. Morgan Securities LLC	30,083,893	(30,083,893)	—	—
Jefferies LLC	4,601,713	(4,601,713)	—	—
Mitsubishi UFJ Securities Holdings Co., Ltd.	4,461,616	(4,461,616)	—	—
Morgan Stanley	10,271,817	(10,271,817)	—	—
National Bank Financial Inc.	882,686	(882,686)	—	—
Pershing LLC	6,029,304	(6,029,304)	—	—
RBC Capital Markets LLC	14,722,839	(14,722,839)	—	—
Scotia Capital (USA), Inc.	8,109,963	(8,109,963)	—	—
Scotia Capital Inc	19,664,501	(19,664,501)	—	—
TD Securities (USA) LLC – Cowen	1,195,218	(1,195,218)	—	—
UBS AG	47,319	(47,319)	—	—
UBS Securities LLC	7,102	(7,102)	—	—
Wells Fargo Bank N.A.	7,126,491	(7,126,491)	—	—
Wells Fargo Securities LLC	3,419,634	(3,419,634)	—	—
	$243,430,201	$(243,430,201)	$—	$—

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s
Statements of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.'s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. DERIVATIVE FINANCIAL INSTRUMENTS
Forward Foreign Currency Exchange Contracts: Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Funds are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded over-the-counter (“OTC”) and not on an organized exchange.
The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation or depreciation in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed.  Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign
79
2026 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
currency. The use of forward foreign currency exchange contracts involves the risk that the value of a contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the Statements of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statements of  Assets and Liabilities.   A fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets.  BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:
iShares ETF	Investment Advisory Fees
0-5 Year High Yield Corporate Bond	0.30%
Broad USD High Yield Corporate Bond	0.08
ESG Advanced High Yield Corporate Bond	0.35
Euro Investment Grade Corporate Bond USD Hedged	0.18
Fallen Angels USD Bond	0.25
Distributor: BlackRock Investments, LLC ("BRIL"), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Securities Lending: The U.S. Securities and Exchange Commission ("SEC") has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. ("BTC"), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions.  As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares ETF Complex in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
Notes to Financial Statements
80

Notes to Financial Statements (unaudited) (continued)
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended April 30, 2026, the Funds paid BTC the following amounts for securities lending agent services:
iShares ETF	Amounts
0-5 Year High Yield Corporate Bond	$853,750
Broad USD High Yield Corporate Bond	2,469,823
ESG Advanced High Yield Corporate Bond	20,808
Fallen Angels USD Bond	278,673
Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.
Other Transactions: Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate.  The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
7. PURCHASES AND SALES
For the six months ended April 30, 2026, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
iShares ETF	Purchases	Sales
0-5 Year High Yield Corporate Bond	$1,162,085,701	$1,052,651,977
Broad USD High Yield Corporate Bond	2,863,092,243	2,945,508,430
ESG Advanced High Yield Corporate Bond	36,853,992	37,204,043
Euro Investment Grade Corporate Bond USD Hedged	23,620,274	4,133,283
Fallen Angels USD Bond	279,018,639	265,552,608
For the six months ended April 30, 2026, in-kind transactions were as follows:
iShares ETF	In-kind Purchases	In-kind Sales
0-5 Year High Yield Corporate Bond	$482,191,507	$698,918,945
Broad USD High Yield Corporate Bond	5,731,684,420	5,323,644,733
ESG Advanced High Yield Corporate Bond	18,311,422	9,047,809
Euro Investment Grade Corporate Bond USD Hedged	1,969,486	—
Fallen Angels USD Bond	358,829,716	296,815,529
8. INCOME TAX INFORMATION
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes.  It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of April 30, 2026, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
As of October 31, 2025, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:
iShares ETF	Non-Expiring Capital Loss Carryforwards(a)
0-5 Year High Yield Corporate Bond	$(570,090,422)
Broad USD High Yield Corporate Bond	(393,880,628)
ESG Advanced High Yield Corporate Bond	(10,922,025)
Fallen Angels USD Bond	(161,939,333)

(a)	Amounts available to offset future realized capital gains.
81
2026 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
As of April 30, 2026, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
0-5 Year High Yield Corporate Bond	$8,509,662,606	$111,926,903	$(122,901,870)	$(10,974,967)
Broad USD High Yield Corporate Bond	29,828,389,365	219,721,858	(685,546,237)	(465,824,379)
ESG Advanced High Yield Corporate Bond	224,448,060	1,707,539	(2,893,846)	(1,186,307)
Euro Investment Grade Corporate Bond USD Hedged	21,565,220	185,705	(561,274)	(375,569)
Fallen Angels USD Bond	2,147,079,920	16,440,991	(91,722,778)	(75,281,787)
9. PRINCIPAL RISKS
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations.  Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Funds are not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests. A Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore each Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by each Fund, and each Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
Notes to Financial Statements
82

Notes to Financial Statements (unaudited) (continued)
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
The Funds invest a significant portion of their assets in high yield securities. High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”) or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.
The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates during a period of historically low interest rates. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Funds’ performance.
Certain Funds invest a significant portion of their assets within the financials sector. Performance of companies in the financials sector may be adversely impacted by many factors, including, among others, changes in government regulations, economic conditions, and interest rates, credit rating downgrades, adverse public perception, exposure concentration and decreased liquidity in credit markets. The impact of changes in capital requirements and recent or future regulation on any individual financial company, or on the financials sector as a whole, cannot be predicted, but may negatively impact the Funds.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
10. CAPITAL SHARE TRANSACTIONS
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
	Six Months Ended 04/30/26		Year Ended 10/31/25
iShares ETF	Shares	Amount	Shares	Amount
0-5 Year High Yield Corporate Bond
Shares sold	11,600,000	$496,391,586	63,800,000	$2,727,956,823
Shares redeemed	(17,100,000)	(728,166,561)	(20,300,000)	(847,482,872)
	(5,500,000)	$(231,774,975)	43,500,000	$1,880,473,951
Broad USD High Yield Corporate Bond
Shares sold	158,700,000	$5,906,149,220	413,750,000	$15,305,377,974
Shares redeemed	(147,350,000)	(5,449,816,416)	(269,200,000)	(9,962,046,691)
	11,350,000	$456,332,804	144,550,000	$5,343,331,283
ESG Advanced High Yield Corporate Bond
Shares sold	400,000	$18,741,388	1,350,000	$62,875,481
Shares redeemed	(200,000)	(9,272,607)	(750,000)	(34,786,434)
	200,000	$9,468,781	600,000	$28,089,047

	Period Ended 04/30/26
iShares ETF	Shares	Amount
Euro Investment Grade Corporate Bond USD Hedged(a)
Shares sold	440,000	$22,050,361

(a)	The Fund commenced operations on November 4, 2025.
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2026 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)

	Six Months Ended 04/30/26		Year Ended 10/31/25
iShares ETF	Shares	Amount	Shares	Amount
Fallen Angels USD Bond
Shares sold	13,850,000	$372,960,868	28,900,000	$775,970,853
Shares redeemed	(11,200,000)	(304,372,480)	(31,400,000)	(829,113,571)
	2,650,000	$68,588,388	(2,500,000)	$(53,142,718)
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash.  Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars.  Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash.  Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, each Funds’ custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
11. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Notes to Financial Statements
84

Additional Information
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
 • Go to icsdelivery.com.
 • If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com.
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2026 iShares Semi-Annual Financial Statements and Additional Information

Board Review and Approval of Investment Advisory Contract
iShares Euro Investment Grade Corporate Bond USD Hedged ETF
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required to consider the approval of the proposed Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) and the Sub-Advisory Agreement between BFA and BIL (the “Sub-Advisory Agreement”), (together “the Advisory Agreements”) on behalf of the Fund. The Independent Board Members requested, and BFA provided (inclusive of information provided for the Sub-Advisor), such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the terms of the proposed Advisory Agreements. At a meeting held on September 25-26, 2025, the Board, including the Independent Board Members, approved the selection of BFA as investment adviser and BIL as Sub-Adviser and approved the proposed Advisory Agreements for the Fund, based on a review of qualitative and quantitative information provided by BFA. The Board also considered information previously provided by BFA, BlackRock Institutional Trust Company, N.A. (“BTC”), and BlackRock, Inc. (“BlackRock”), as applicable, at prior Board meetings. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Agreements for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses of the Fund; (ii) the nature, extent and quality of the services to be provided by BFA; (iii) the costs of services to be provided to the Fund and the availability of information related to profits to be realized by BFA and its affiliates; (iv) potential economies of scale; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The Board Members did not identify any particular information, or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the Advisory Agreements are discussed below.
Expenses of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.
The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.
The Board further noted that BFA pays BIL for its sub-advisory services, and that there are no additional fees imposed on the Fund in respect of the services provided under the Sub-Advisory Agreement
Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level of the Fund supported the Board’s approval of the Advisory Agreements.
Nature, Extent and Quality of Services to be Provided by BFA: The Board reviewed the scope of services to be provided by BFA under the Advisory Agreements. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time and have made significant investments into the iShares business to support the iShares funds and their shareholders. The Board considered representations by BFA, BTC, and BlackRock that the scope and quality of services to be provided to the Fund would be similar to the scope and quality of services provided to other iShares funds. The Board also considered BFA’s compliance program and its compliance record with respect to other iShares funds, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons who will be responsible for the day-to-day management of the Fund, as well as the resources that will be available to them in managing the Fund. The Board also considered detailed presentations regarding the performance of iShares funds (including, where applicable, funds advised by the Sub-Advisor), investment and risk management processes and strategies, which were provided throughout the year with respect to other iShares funds, and other matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business.
Based on review of this information, the Board concluded that the nature, extent and quality of services to be provided to the Fund under the Advisory Agreements supported the Board’s approval of the Advisory Agreements.
Costs of Services to be Provided to the Fund and Profits to be Realized by BFA and Affiliates: The Board did not consider the profitability of the Fund to BFA based on the fees payable under the Advisory Agreements or revenue to be received by BFA or its affiliates in connection with services to be provided to the Fund since the proposed relationship had not yet commenced. The Board noted that it expects to receive profitability information from BFA periodically following the Fund’s launch and will thus be in a position to evaluate whether any new or additional breakpoints or other adjustments in Fund fees would be appropriate.
Economies of Scale: The Board considered information that it had previously received regarding potential economies of scale, efficiencies and scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory
Board Review and Approval of Investment Advisory Contract
86

Board Review and Approval of Investment Advisory Contract (continued)
Agreement for the Fund did not provide for any breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
This consideration of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the Advisory Agreements.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA previously provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the iShares funds, including in terms of the different and generally more extensive character and scope of services provided to the iShares funds, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement.
Other Benefits to BFA and/or its Affiliates: Except as noted below, the Board did not consider the other benefits or ancillary revenue to be received by BFA and/or its affiliates in connection with the services to be provided to the Fund by BFA since the proposed relationship had not yet commenced. However, the Board considered the potential payment of advisory fees and/or administration fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board further considered other direct benefits that might accrue to BFA, including the potential for reduction in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also noted the potential revenue to be received by BFA and/or its affiliates pursuant to an agreement that would permit a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board also considered the potential for revenue to BTC, the Fund’s securities lending agent, and its affiliates in the event of any loaning of portfolio securities of the Fund. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that will be provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the Advisory Agreements.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreements does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services to be rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the Advisory Agreements.
87
2026 iShares Semi-Annual Financial Statements and Additional Information

Glossary of Terms Used in these Financial Statements

Currency Abbreviation
EUR	Euro
USD	United States Dollar

Portfolio Abbreviation
CME	Chicago Mercantile Exchange
CMT	Constant Maturity Treasury
CPI	Consumer Price Index
DIP	Debtor-In-Possession
EURIBOR	Euro Interbank Offered Rate
NVS	Non-Voting Shares
PIK	Payment-in-kind
RB	Revenue Bonds
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
Glossary of Terms Used in this Report
88

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April 30, 2026

2026 Semi-Annual Financial Statements and Additional Information (Unaudited)

iShares Trust
• iShares 1-3 Year International Treasury Bond ETF | ISHG | NASDAQ
• iShares International Treasury Bond ETF | IGOV | NASDAQ

2

Schedule of Investments (unaudited)
April 30, 2026
iShares® 1-3 Year International Treasury Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Foreign Government Obligations
Australia — 4.5%
Australia Government Bonds
2.25%, 05/21/28(a)	AUD13,797	$9,449,706
2.75%, 11/21/27(a)	AUD13,683	9,557,615
2.75%, 11/21/28(a)	AUD14,475	9,921,787
3.25%, 04/21/29(a)	AUD16,670	11,503,624
		40,432,732
Austria — 4.5%
Republic of Austria Government Bonds
0.01%, 10/20/28(b)	EUR7,843	8,621,894
0.50%, 04/20/27(a)(b)	EUR290	333,756
0.50%, 02/20/29(b)	EUR11,414	12,605,671
0.75%, 02/20/28(a)(b)	EUR9,610	10,905,446
6.25%, 07/15/27	EUR6,524	7,981,849
		40,448,616
Belgium — 4.6%
Kingdom of Belgium Government Bonds
0.01%, 10/22/27(a)(b)	EUR7,936	8,958,286
0.80%, 06/22/27(a)(b)	EUR8,344	9,597,074
0.80%, 06/22/28(a)(b)	EUR8,445	9,518,085
0.80%, 06/22/28(b)	EUR2,020	2,276,677
5.50%, 03/28/28(a)	EUR8,276	10,205,289
		40,555,411
Canada — 4.6%
Canada Government Bonds
2.50%, 05/01/28	CAD5,720	4,173,766
2.75%, 09/01/27	CAD630	463,149
4.00%, 03/01/29	CAD6,250	4,719,697
Canadian Government Bonds
1.00%, 06/01/27	CAD3,070	2,217,899
2.00%, 06/01/28	CAD2,537	1,831,791
2.25%, 02/01/28	CAD7,300	5,311,289
2.50%, 08/01/27	CAD6,940	5,088,192
2.50%, 11/01/27	CAD7,816	5,721,587
2.75%, 05/01/27	CAD3,300	2,429,491
2.75%, 09/01/27	CAD3,862	2,839,175
3.25%, 09/01/28	CAD4,495	3,328,653
3.50%, 03/01/28	CAD3,396	2,524,593
		40,649,282
Denmark — 1.3%
Denmark Government Bonds, 0.50%, 11/15/27	DKK74,557	11,370,086
Finland — 4.5%
Finland Government Bonds
0.50%, 09/15/27(a)(b)	EUR7,194	8,200,071
0.50%, 09/15/28(a)(b)	EUR10,723	11,947,613
1.38%, 04/15/27(b)	EUR950	1,102,491
2.75%, 07/04/28(a)(b)	EUR6,432	7,564,315
2.88%, 04/15/29(b)	EUR9,840	11,583,243
		40,397,733
France — 10.2%
French Republic Government Bonds OAT
0.75%, 02/25/28(a)(b)	EUR6,735	7,623,129
0.75%, 05/25/28(b)	EUR3,700	4,165,764
0.75%, 05/25/28(a)(b)	EUR8,517	9,589,138
0.75%, 11/25/28(a)(b)	EUR11,837	13,182,585
1.00%, 05/25/27(a)(b)	EUR5,643	6,508,991
2.40%, 09/24/28(a)(b)	EUR7,067	8,210,411
2.50%, 09/24/27(a)(b)	EUR8,126	9,503,698
Security	Par (000)	Value
France (continued)
2.75%, 10/25/27(a)(b)	EUR10,194	$11,960,596
2.75%, 02/25/29(b)	EUR12,410	14,516,928
5.50%, 04/25/29(b)	EUR4,790	6,035,545
		91,296,785
Germany — 8.9%
Bundesobligation
1.30%, 10/15/27(a)	EUR5,877	6,773,244
2.10%, 04/12/29(a)	EUR4,870	5,627,115
2.20%, 04/13/28(a)	EUR4,760	5,541,433
2.40%, 10/19/28(a)	EUR5,190	6,056,887
Bundesrepublik Deutschland Bundesanleihe
0.01%, 11/15/27(a)	EUR3,234	3,651,161
0.01%, 11/15/28(a)	EUR4,171	4,586,449
0.25%, 08/15/28(a)	EUR5,764	6,415,414
0.25%, 02/15/29(a)	EUR4,928	5,419,370
0.50%, 08/15/27(a)	EUR5,520	6,311,659
0.50%, 02/15/28(a)	EUR5,260	5,949,365
4.75%, 07/04/28(a)	EUR1,937	2,373,501
5.63%, 01/04/28(a)	EUR1,632	2,007,239
6.50%, 07/04/27(a)	EUR1,915	2,347,577
Bundesschatzanweisungen
1.70%, 06/10/27(a)	EUR2,775	3,226,328
1.90%, 09/16/27(a)	EUR3,761	4,372,604
2.00%, 12/16/27(a)	EUR2,375	2,760,575
2.10%, 03/15/28(a)	EUR5,348	6,217,050
		79,636,971
Ireland — 2.8%
Ireland Government Bonds
0.20%, 05/15/27(a)	EUR10,373	11,890,608
0.90%, 05/15/28(a)	EUR11,459	12,985,644
		24,876,252
Israel — 4.6%
Israel Government Bonds - Fixed
2.25%, 09/28/28	ILS35,351	11,581,752
3.75%, 09/30/27	ILS35,053	11,897,689
3.75%, 02/28/29	ILS34,900	11,832,727
4.10%, 07/31/28	ILS15,411	5,266,005
		40,578,173
Italy — 8.3%
Italy Buoni Poliennali Del Tesoro
0.25%, 03/15/28(a)	EUR3,675	4,116,509
0.45%, 02/15/29(a)	EUR2,990	3,280,209
0.50%, 07/15/28(a)	EUR3,430	3,827,637
0.95%, 09/15/27(a)	EUR3,550	4,069,723
2.00%, 02/01/28(a)	EUR4,520	5,235,435
2.05%, 08/01/27(a)	EUR4,907	5,715,565
2.10%, 08/26/27(a)	EUR2,735	3,183,800
2.20%, 06/01/27(a)	EUR3,089	3,609,684
2.20%, 02/28/28(a)	EUR1,590	1,846,446
2.35%, 01/15/29(a)	EUR2,750	3,179,299
2.40%, 03/15/29(a)	EUR2,680	3,100,308
2.65%, 12/01/27(a)	EUR3,922	4,595,433
2.65%, 06/15/28(a)	EUR3,042	3,554,848
2.70%, 10/15/27(a)	EUR2,462	2,886,555
2.80%, 12/01/28(a)	EUR3,030	3,551,273
3.40%, 04/01/28(a)	EUR2,944	3,492,024
3.45%, 07/15/27(a)	EUR2,628	3,111,508
3.80%, 08/01/28(a)	EUR1,850	2,214,886
4.10%, 02/01/29(a)	EUR2,870	3,470,936
4.75%, 09/01/28(a)(b)	EUR4,394	5,373,864
3
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® 1-3 Year International Treasury Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Italy (continued)
6.50%, 11/01/27(a)	EUR811	$1,003,564
		74,419,506
Japan — 8.5%
Japan Government Five Year Bonds
0.01%, 06/20/27	JPY338,750	2,136,729
0.10%, 09/20/27	JPY313,600	1,972,943
0.10%, 03/20/28	JPY475,450	2,966,555
0.10%, 06/20/28	JPY126,250	784,314
0.20%, 12/20/27	JPY129,800	814,526
0.20%, 03/20/28	JPY159,150	994,872
0.20%, 06/20/28	JPY90,350	562,484
0.20%, 12/20/28	JPY145,800	900,299
0.30%, 12/20/27	JPY86,850	545,892
0.30%, 06/20/28	JPY131,250	818,855
0.30%, 12/20/28	JPY162,350	1,005,128
0.40%, 12/20/28	JPY271,150	1,683,103
0.40%, 03/20/29	JPY540,050	3,339,752
0.60%, 03/20/29	JPY193,350	1,202,523
Japan Government Ten Year Bonds
0.10%, 06/20/27	JPY133,750	844,567
0.10%, 09/20/27	JPY114,750	721,923
0.10%, 12/20/27	JPY147,050	921,262
0.10%, 03/20/28	JPY226,300	1,411,992
0.10%, 06/20/28	JPY243,000	1,509,920
0.10%, 09/20/28	JPY419,700	2,597,124
0.10%, 12/20/28	JPY181,200	1,115,950
Japan Government Twenty Year Bonds
1.90%, 12/20/28	JPY116,100	749,461
2.10%, 06/20/27	JPY176,300	1,138,656
2.10%, 09/20/27	JPY197,400	1,276,521
2.10%, 12/20/27	JPY203,150	1,314,782
2.10%, 06/20/28	JPY197,650	1,280,777
2.10%, 09/20/28	JPY305,350	1,980,040
2.10%, 03/20/29	JPY403,050	2,615,532
2.20%, 09/20/27	JPY70,950	459,431
2.20%, 03/20/28	JPY215,250	1,396,612
2.30%, 06/20/27	JPY89,950	582,246
2.30%, 06/20/28	JPY52,700	342,965
2.40%, 03/20/28	JPY299,550	1,950,620
2.40%, 06/20/28	JPY287,850	1,877,116
Japan Government Two Year Bonds
0.70%, 05/01/27	JPY708,450	4,507,960
0.70%, 07/01/27	JPY321,800	2,044,963
0.80%, 06/01/27	JPY461,750	2,939,503
0.90%, 08/01/27	JPY284,300	1,809,746
0.90%, 09/01/27	JPY344,450	2,191,230
1.00%, 10/01/27	JPY271,000	1,725,464
1.00%, 11/01/27	JPY328,450	2,089,907
1.00%, 12/01/27	JPY122,950	781,899
1.10%, 01/01/28	JPY443,550	2,823,642
1.30%, 02/01/28	JPY382,550	2,442,475
1.30%, 03/01/28	JPY529,400	3,378,685
1.40%, 04/01/28	JPY522,800	3,340,670
		75,891,616
Netherlands — 4.6%
Netherlands Government Bonds
0.01%, 01/15/29(b)	EUR9,130	9,972,843
0.75%, 07/15/27(a)(b)	EUR10,838	12,447,807
Security	Par (000)	Value
Netherlands (continued)
0.75%, 07/15/28(a)(b)	EUR11,704	$13,184,193
5.50%, 01/15/28(b)	EUR4,135	5,082,105
		40,686,948
New Zealand — 2.6%
New Zealand Government Bonds
0.25%, 05/15/28	NZD19,700	10,859,641
3.00%, 04/20/29	NZD20,970	12,078,570
4.50%, 04/15/27(a)	NZD60	35,898
		22,974,109
Norway — 0.7%
Norway Government Bonds,2.00%, 04/26/28(a)(b)	NOK64,009	6,575,212
Portugal — 4.1%
Portugal Obrigacoes do Tesouro OT
0.70%, 10/15/27(a)(b)	EUR10,120	11,547,501
2.13%, 10/17/28(a)(b)	EUR21,493	24,892,280
		36,439,781
Singapore — 3.1%
Singapore Government Bonds
2.63%, 05/01/28	SGD11,747	9,421,319
2.88%, 09/01/27	SGD8,715	6,967,207
2.88%, 08/01/28	SGD7,260	5,867,093
3.00%, 04/01/29	SGD7,080	5,778,199
		28,033,818
South Korea — 4.5%
Korea Treasury Bonds
2.13%, 06/10/27	KRW4,792,710	3,195,654
2.25%, 09/10/27	KRW3,187,620	2,119,450
2.25%, 06/10/28	KRW9,170,290	6,025,120
2.63%, 06/10/28	KRW5,578,120	3,691,834
2.75%, 12/10/28	KRW7,102,080	4,688,072
3.13%, 09/10/27	KRW2,884,510	1,940,196
3.25%, 06/10/27	KRW7,346,830	4,960,675
3.25%, 03/10/28	KRW4,547,370	3,053,469
3.25%, 03/10/29	KRW5,663,680	3,781,116
5.50%, 03/10/28	KRW9,876,590	6,898,090
		40,353,676
Spain — 5.7%
Spain Government Bonds
0.01%, 01/31/28	EUR5,416	6,068,792
0.80%, 07/30/27(b)	EUR4,295	4,929,121
1.40%, 04/30/28(a)(b)	EUR4,882	5,586,383
1.40%, 07/30/28(b)	EUR5,092	5,808,048
1.45%, 10/31/27(a)(b)	EUR4,795	5,528,741
1.50%, 04/30/27(a)(b)	EUR1,044	1,212,458
2.35%, 03/31/29	EUR2,720	3,152,966
2.40%, 05/31/28	EUR3,898	4,544,097
2.50%, 05/31/27	EUR4,724	5,535,838
5.15%, 10/31/28(a)(b)	EUR6,065	7,525,736
6.00%, 01/31/29	EUR390	496,693
		50,388,873
Sweden — 1.4%
Sweden Government Bonds, 0.75%, 05/12/28(a)	SEK119,090	12,474,412
United Kingdom — 5.0%
United Kingdom Gilt
0.13%, 01/31/28(a)	GBP3,567	4,518,397
0.50%, 01/31/29(a)	GBP5,496	6,737,543
1.25%, 07/22/27(a)	GBP3,227	4,229,546
1.63%, 10/22/28(a)	GBP3,739	4,764,256
Schedule of Investments
4

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® 1-3 Year International Treasury Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
United Kingdom (continued)
4.25%, 12/07/27(a)	GBP2,290	$3,108,638
4.38%, 03/07/28(a)	GBP8,990	12,211,120
4.50%, 06/07/28(a)	GBP5,292	7,206,849
6.00%, 12/07/28(a)	GBP1,370	1,936,373
		44,712,722
Total Long-Term Investments — 99.0% (Cost: $876,616,666)		883,192,714
	Shares
Short-Term Securities
Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.61%(c)(d)	40,000	40,000
Total Short-Term Securities — 0.0% (Cost: $40,000)		40,000
Total Investments — 99.0% (Cost: $876,656,666)		883,232,714
Other Assets Less Liabilities — 1.0%		8,755,527
Net Assets — 100.0%		$891,988,241

(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/26	Shares Held at 04/30/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$100,000	$—	$(60,000)(a)	$—	$—	$40,000	40,000	$3,743	$—

(a)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Foreign Government Obligations	$—	$883,192,714	$—	$883,192,714
Short-Term Securities
Money Market Funds	40,000	—	—	40,000
	$40,000	$883,192,714	$—	$883,232,714
See notes to financial statements.
5
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)
April 30, 2026
iShares® International Treasury Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Foreign Government Obligations
Australia — 4.6%
Australia Government Bonds
1.00%, 12/21/30(a)	AUD4,110	$2,500,085
1.00%, 11/21/31(a)	AUD4,233	2,485,063
1.25%, 05/21/32	AUD4,252	2,487,585
1.50%, 06/21/31(a)	AUD4,661	2,857,469
1.75%, 11/21/32(a)	AUD3,522	2,093,140
1.75%, 06/21/51(a)	AUD2,705	965,417
2.25%, 05/21/28(a)	AUD3,798	2,601,289
2.50%, 05/21/30(a)	AUD3,533	2,333,866
2.75%, 11/21/27(a)	AUD2,403	1,678,502
2.75%, 11/21/28(a)	AUD2,937	2,013,146
2.75%, 11/21/29(a)	AUD3,327	2,239,438
2.75%, 06/21/35(a)	AUD3,970	2,384,741
2.75%, 05/21/41(a)	AUD2,111	1,128,204
3.00%, 11/21/33(a)	AUD3,343	2,115,162
3.00%, 03/21/47(a)	AUD1,721	867,931
3.25%, 04/21/29(a)	AUD3,437	2,371,803
3.25%, 06/21/39(a)	AUD1,899	1,118,412
3.50%, 12/21/34(a)	AUD3,720	2,398,502
3.75%, 05/21/34(a)	AUD3,527	2,335,336
3.75%, 04/21/37(a)	AUD3,068	1,959,411
4.25%, 06/21/34(a)	AUD1,316	901,863
4.25%, 12/21/35(a)	AUD2,959	2,001,448
4.25%, 03/21/36(a)	AUD3,009	2,032,234
4.25%, 10/21/36(a)	AUD3,345	2,246,978
4.50%, 04/21/33(a)	AUD3,405	2,393,086
4.75%, 10/21/37(a)	AUD1,406	980,718
4.75%, 06/21/54(a)	AUD1,449	939,920
		52,430,749
Austria — 4.5%
Republic of Austria Government Bonds
0.01%, 10/20/28(b)	EUR1,867	2,052,413
0.01%, 02/20/30(a)(b)	EUR2,260	2,390,121
0.01%, 02/20/31(b)	EUR2,931	3,002,059
0.01%, 10/20/40(a)(b)	EUR1,043	732,022
0.25%, 10/20/36(a)(b)	EUR1,131	969,797
0.50%, 02/20/29(a)(b)	EUR2,534	2,798,561
0.70%, 04/20/71(a)(b)	EUR1,049	427,212
0.75%, 02/20/28(a)(b)	EUR2,129	2,415,993
0.75%, 03/20/51(b)	EUR1,664	1,000,888
0.85%, 06/30/2120(a)(b)	EUR879	312,690
0.90%, 02/20/32(a)(b)	EUR2,058	2,153,303
1.50%, 02/20/47(a)(b)	EUR1,136	903,488
1.50%, 11/02/86(a)(b)	EUR395	217,146
1.50%, 11/02/86(b)	EUR283	155,576
1.85%, 05/23/49(b)	EUR1,621	1,344,868
2.10%, 09/20/2117(a)(b)	EUR884	603,414
2.40%, 05/23/34(a)(b)	EUR1,457	1,619,035
2.50%, 10/20/29(a)(b)	EUR1,644	1,912,115
2.80%, 09/20/32(a)(b)	EUR862	999,829
2.90%, 05/23/29(a)(b)	EUR1,124	1,326,438
2.90%, 02/20/33(a)(b)	EUR3,282	3,817,251
2.90%, 02/20/34(a)(b)	EUR1,945	2,245,449
2.95%, 02/20/35(a)(b)	EUR2,765	3,178,129
3.15%, 06/20/44(a)(b)	EUR2,364	2,576,408
3.15%, 10/20/53(a)(b)	EUR1,665	1,732,724
3.20%, 02/20/36(a)(b)	EUR1,003	1,167,388
3.20%, 07/15/39(a)	EUR1,110	1,259,760
3.45%, 10/20/30(a)(b)	EUR2,082	2,506,215
Security	Par (000)	Value
Austria (continued)
3.75%, 03/20/56(b)	EUR367	$423,480
3.80%, 01/26/62(a)(b)	EUR872	1,015,235
4.15%, 03/15/37(a)(b)	EUR2,572	3,239,892
6.25%, 07/15/27	EUR1,473	1,802,156
		52,301,055
Belgium — 4.5%
Kingdom of Belgium Government Bonds
0.01%, 10/22/27(a)(b)	EUR1,732	1,955,110
0.01%, 10/22/31(a)(b)	EUR1,266	1,259,547
0.10%, 06/22/30(a)(b)	EUR1,987	2,079,249
0.35%, 06/22/32(b)	EUR1,848	1,834,026
0.40%, 06/22/40(b)	EUR1,326	965,815
0.65%, 06/22/71(b)	EUR926	328,322
0.80%, 06/22/27(a)(b)	EUR1,557	1,790,825
0.80%, 06/22/28(b)	EUR2,004	2,258,722
0.90%, 06/22/29(a)(b)	EUR2,013	2,228,127
1.00%, 06/22/31(a)(b)	EUR1,920	2,037,756
1.25%, 04/22/33(a)(b)	EUR1,393	1,439,034
1.40%, 06/22/53(b)	EUR1,057	664,065
1.45%, 06/22/37(a)(b)	EUR944	883,792
1.60%, 06/22/47(a)(b)	EUR1,463	1,093,290
1.70%, 06/22/50(b)	EUR1,180	850,748
1.90%, 06/22/38(a)(b)	EUR1,144	1,098,695
2.15%, 06/22/66(b)	EUR921	631,885
2.25%, 06/22/57(a)(b)	EUR1,048	788,297
2.60%, 10/22/30(a)(b)	EUR1,457	1,685,042
2.70%, 10/22/29(a)(b)	EUR1,107	1,292,344
2.75%, 04/22/39(a)(b)	EUR1,151	1,204,301
2.85%, 10/22/34(a)(b)	EUR2,215	2,492,529
3.00%, 06/22/33(a)(b)	EUR2,475	2,858,306
3.00%, 06/22/34(a)(b)	EUR710	811,709
3.10%, 06/22/35(a)(b)	EUR1,634	1,857,718
3.30%, 06/22/54(b)	EUR753	734,757
3.30%, 06/22/54(a)(b)	EUR552	538,626
3.40%, 06/22/36(b)	EUR1,012	1,168,611
3.45%, 06/22/42(a)(b)	EUR308	336,310
3.45%, 06/22/43(a)(b)	EUR611	660,879
3.50%, 06/22/55(a)(b)	EUR1,046	1,051,840
3.75%, 06/22/45(a)	EUR1,129	1,258,069
4.00%, 03/28/32(a)	EUR1,167	1,435,689
4.25%, 03/28/41(a)(b)	EUR2,014	2,444,444
4.35%, 06/22/56(b)	EUR598	698,474
5.00%, 03/28/35(a)(b)	EUR2,201	2,883,068
5.50%, 03/28/28(a)	EUR2,094	2,581,896
		52,181,917
Canada — 4.5%
Canada Government Bonds
2.50%, 05/01/28	CAD485	353,895
3.25%, 06/01/36	CAD528	377,392
Canadian Government Bonds
0.50%, 12/01/30	CAD2,332	1,522,483
1.00%, 06/01/27	CAD746	538,942
1.25%, 06/01/30	CAD3,039	2,076,794
1.50%, 06/01/31	CAD3,250	2,200,745
1.50%, 12/01/31	CAD1,483	994,042
1.75%, 12/01/53	CAD3,038	1,416,600
2.00%, 06/01/28	CAD48	34,657
2.00%, 06/01/32	CAD944	644,958
2.00%, 12/01/51	CAD2,759	1,401,589
2.25%, 02/01/28	CAD4,280	3,114,016
Schedule of Investments
6

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® International Treasury Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Canada (continued)
2.25%, 06/01/29	CAD456	$327,984
2.25%, 12/01/29(b)	CAD1,215	869,989
2.50%, 08/01/27	CAD1,763	1,292,577
2.50%, 11/01/27	CAD920	673,472
2.50%, 12/01/32	CAD1,078	753,985
2.75%, 05/01/27	CAD3,186	2,345,563
2.75%, 09/01/27	CAD1,134	833,668
2.75%, 03/01/30	CAD3,574	2,596,139
2.75%, 09/01/30	CAD3,645	2,638,643
2.75%, 03/01/31	CAD2,939	2,120,403
2.75%, 06/01/33	CAD1,576	1,115,133
2.75%, 12/01/48	CAD810	495,762
2.75%, 12/01/55	CAD2,346	1,369,535
2.75%, 12/01/64	CAD549	309,374
3.00%, 06/01/34	CAD5,480	3,908,113
3.25%, 09/01/28	CAD574	425,060
3.25%, 12/01/33	CAD389	283,318
3.25%, 12/01/34	CAD2,468	1,786,095
3.25%, 06/01/35	CAD3,467	2,499,374
3.25%, 12/01/35	CAD2,295	1,647,429
3.50%, 03/01/28	CAD972	722,587
3.50%, 09/01/29	CAD3,157	2,356,426
3.50%, 03/01/34	CAD1,470	1,087,606
3.50%, 12/01/45	CAD927	652,411
3.50%, 12/01/57	CAD1,944	1,319,347
4.00%, 03/01/29	CAD1,856	1,401,561
4.00%, 06/01/41	CAD587	444,925
5.00%, 06/01/37	CAD879	727,499
5.75%, 06/01/29	CAD340	269,970
5.75%, 06/01/33	CAD497	420,080
		52,370,141
Denmark — 1.5%
Denmark Government Bonds
0.01%, 11/15/31(a)	DKK10,143	1,380,145
0.25%, 11/15/52(a)	DKK24,711	1,842,240
0.50%, 11/15/27	DKK9,497	1,448,307
0.50%, 11/15/29	DKK20,248	2,970,124
2.25%, 11/15/33	DKK22,033	3,330,618
2.25%, 11/15/35	DKK12,282	1,821,520
4.50%, 11/15/39	DKK26,330	4,775,442
		17,568,396
Finland — 4.2%
Finland Government Bonds
0.01%, 09/15/30(a)(b)	EUR2,018	2,090,988
0.13%, 09/15/31(a)(b)	EUR2,471	2,493,728
0.13%, 04/15/36(a)(b)	EUR1,371	1,170,794
0.13%, 04/15/52(b)	EUR1,339	616,836
0.25%, 09/15/40(b)	EUR1,347	984,240
0.50%, 09/15/27(a)(b)	EUR188	214,291
0.50%, 09/15/27(b)	EUR1,036	1,180,883
0.50%, 09/15/28(a)(b)	EUR2,382	2,654,035
0.50%, 09/15/29(b)	EUR2,349	2,554,712
0.50%, 04/15/43(a)(b)	EUR1,623	1,132,309
0.75%, 04/15/31(a)(b)	EUR1,343	1,418,858
1.13%, 04/15/34(a)(b)	EUR1,784	1,791,364
1.38%, 04/15/47(a)(b)	EUR1,907	1,452,156
1.50%, 09/15/32(a)(b)	EUR2,451	2,616,483
2.50%, 04/15/30(a)(b)	EUR2,148	2,487,521
2.63%, 04/15/32(a)(b)	EUR1,577	1,810,664
2.63%, 07/04/42(a)(b)	EUR2,092	2,138,815
Security	Par (000)	Value
Finland (continued)
2.75%, 07/04/28(a)(b)	EUR1,729	$2,033,380
2.75%, 04/15/38(a)(b)	EUR1,466	1,594,607
2.88%, 04/15/29(a)(b)	EUR2,263	2,663,911
2.95%, 04/15/55(a)(b)	EUR1,883	1,848,054
3.00%, 09/15/33(a)(b)	EUR2,671	3,104,661
3.00%, 09/15/34(a)(b)	EUR2,557	2,946,584
3.00%, 09/15/35(a)(b)	EUR2,735	3,125,190
3.20%, 04/15/45(a)(b)	EUR1,021	1,105,033
3.55%, 04/15/41(a)(b)	EUR1,364	1,577,678
		48,807,775
France — 8.7%
French Republic Government Bond OAT
3.60%, 05/25/42(b)	EUR290	318,746
3.80%, 06/25/37(b)	EUR486	569,481
4.40%, 05/25/57(b)	EUR321	370,827
French Republic Government Bonds, 4.10%, 05/25/46(a)(b)	EUR557	640,321
French Republic Government Bonds OAT
0.01%, 11/25/29(a)(b)	EUR2,009	2,126,556
0.01%, 11/25/30(a)(b)	EUR2,576	2,635,429
0.01%, 11/25/31(a)(b)	EUR2,452	2,417,055
0.01%, 05/25/32(a)(b)	EUR2,307	2,228,904
0.50%, 05/25/29(a)(b)	EUR3,205	3,501,624
0.50%, 05/25/40(b)	EUR1,894	1,383,751
0.50%, 06/25/44(a)(b)	EUR1,237	775,844
0.50%, 05/25/72(a)(b)	EUR612	185,674
0.75%, 02/25/28(a)(b)	EUR2,657	3,007,373
0.75%, 05/25/28(a)(b)	EUR2,854	3,213,268
0.75%, 11/25/28(a)(b)	EUR2,910	3,240,798
0.75%, 05/25/52(a)(b)	EUR1,406	726,562
0.75%, 05/25/53(b)	EUR1,076	539,109
1.00%, 05/25/27(a)(b)	EUR1,843	2,125,832
1.25%, 05/25/34(a)(b)	EUR3,210	3,173,671
1.25%, 05/25/36(a)(b)	EUR2,648	2,464,194
1.25%, 05/25/38(a)(b)	EUR1,719	1,504,856
1.50%, 05/25/31(a)(b)	EUR3,079	3,344,449
1.50%, 05/25/50(a)(b)	EUR1,597	1,082,606
1.75%, 06/25/39(a)(b)	EUR1,575	1,433,695
1.75%, 05/25/66(a)(b)	EUR837	494,218
2.00%, 11/25/32(a)(b)	EUR2,549	2,760,679
2.00%, 05/25/48(a)(b)	EUR1,358	1,071,682
2.40%, 09/24/28(a)(b)	EUR1,591	1,848,417
2.50%, 09/24/27(a)(b)	EUR2,146	2,509,837
2.50%, 05/25/30(a)(b)	EUR3,691	4,251,367
2.50%, 05/25/43(a)(b)	EUR982	917,755
2.70%, 02/25/31(a)(b)	EUR2,056	2,370,796
2.75%, 10/25/27(a)(b)	EUR2,789	3,272,005
2.75%, 02/25/29(a)(b)	EUR2,892	3,382,994
2.75%, 02/25/30(a)(b)	EUR2,790	3,247,632
3.00%, 05/25/33(a)(b)	EUR2,001	2,290,935
3.00%, 11/25/34(a)(b)	EUR1,855	2,086,770
3.00%, 06/25/49(a)(b)	EUR893	846,316
3.00%, 05/25/54(a)(b)	EUR1,316	1,188,665
3.20%, 05/25/35(a)(b)	EUR2,288	2,597,769
3.25%, 05/25/45(a)(b)	EUR1,341	1,374,456
3.25%, 05/25/55(a)(b)	EUR1,098	1,035,702
3.50%, 11/25/33(a)(b)	EUR2,511	2,955,581
3.50%, 11/25/35(a)(b)	EUR2,032	2,348,845
3.60%, 05/25/42(a)(b)	EUR812	892,488
3.75%, 05/25/56(a)(b)	EUR1,091	1,125,824
4.00%, 10/25/38(a)(b)	EUR1,317	1,557,144
7
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® International Treasury Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
France (continued)
4.00%, 04/25/55(a)(b)	EUR992	$1,080,395
4.00%, 04/25/60(a)(b)	EUR975	1,046,840
4.50%, 04/25/41(a)(b)	EUR1,718	2,114,929
4.75%, 04/25/35(a)(b)	EUR1,782	2,272,563
5.50%, 04/25/29(a)(b)	EUR1,701	2,143,311
5.75%, 10/25/32(a)(b)	EUR1,504	2,014,105
		100,110,645
Germany — 6.8%
Bundesobligation
1.30%, 10/15/27(a)	EUR4,643	5,351,074
2.10%, 04/12/29(a)	EUR1,125	1,299,892
2.20%, 04/13/28(a)	EUR82	95,462
2.20%, 10/10/30(a)	EUR1,051	1,207,047
2.40%, 10/19/28(a)	EUR1,185	1,382,931
2.40%, 04/18/30(a)	EUR1,731	2,008,874
2.50%, 10/11/29(a)	EUR1,154	1,346,821
2.50%, 04/16/31(a)	EUR420	487,654
Bundesrepublik Deutschland Bundesanleihe
0.01%, 11/15/27(a)	EUR848	957,385
0.01%, 11/15/28(a)	EUR1,099	1,208,465
0.01%, 08/15/29(a)	EUR1,324	1,426,367
0.01%, 02/15/30(a)	EUR920	977,073
0.01%, 08/15/30(a)	EUR1,454	1,523,790
0.01%, 02/15/31(a)	EUR1,784	1,842,997
0.01%, 08/15/31(a)	EUR1,248	1,269,776
0.01%, 02/15/32(a)	EUR1,430	1,432,898
0.01%, 05/15/35(a)	EUR961	862,736
0.01%, 05/15/36(a)	EUR1,386	1,200,212
0.01%, 08/15/50(a)	EUR1,596	806,408
0.01%, 08/15/52(a)	EUR1,409	664,231
0.25%, 08/15/28(a)	EUR1,343	1,494,706
0.25%, 02/15/29(a)	EUR1,588	1,746,339
0.50%, 08/15/27(a)	EUR637	728,356
0.50%, 02/15/28(a)	EUR1,109	1,254,343
1.00%, 05/15/38(a)	EUR1,273	1,167,172
1.25%, 08/15/48(a)	EUR1,947	1,493,539
1.70%, 08/15/32(a)	EUR1,636	1,800,028
1.80%, 08/15/53(a)	EUR2,087	1,716,042
2.10%, 11/15/29(a)	EUR1,198	1,378,558
2.20%, 02/15/34(a)	EUR1,887	2,104,165
2.30%, 02/15/33(a)	EUR2,059	2,335,034
2.40%, 11/15/30(a)	EUR943	1,091,644
2.50%, 11/15/32(a)	EUR440	505,995
2.50%, 02/15/35(a)	EUR1,444	1,632,858
2.50%, 07/04/44(a)	EUR1,656	1,698,127
2.50%, 08/15/46(a)	EUR1,586	1,599,880
2.50%, 08/15/54(a)	EUR1,330	1,275,861
2.60%, 08/15/33(a)	EUR1,805	2,078,971
2.60%, 08/15/34(a)	EUR1,917	2,192,379
2.60%, 08/15/35(a)	EUR1,665	1,890,696
2.60%, 05/15/41(a)	EUR1,700	1,798,923
2.90%, 02/15/36(a)	EUR1,541	1,788,085
2.90%, 08/15/56(a)	EUR1,230	1,274,343
3.25%, 07/04/42(a)	EUR1,070	1,235,172
4.00%, 01/04/37(a)	EUR1,234	1,567,088
4.25%, 07/04/39(a)	EUR336	436,305
4.75%, 07/04/28(a)	EUR793	971,786
4.75%, 07/04/34(a)	EUR806	1,069,836
4.75%, 07/04/40(a)	EUR909	1,240,824
5.50%, 01/04/31(a)	EUR686	902,364
5.63%, 01/04/28(a)	EUR1,184	1,456,233
Security	Par (000)	Value
Germany (continued)
6.25%, 01/04/30(a)	EUR743	$978,993
6.50%, 07/04/27(a)	EUR30	36,777
Series G, 0.01%, 08/15/30(a)	EUR696	729,570
Series G, 0.01%, 08/15/31(a)	EUR575	585,242
Series G, 0.01%, 08/15/50(a)	EUR704	357,155
Bundesschatzanweisungen
1.70%, 06/10/27(a)	EUR971	1,128,924
1.90%, 09/16/27(a)	EUR310	360,411
2.00%, 12/16/27(a)	EUR743	863,624
2.10%, 03/15/28(a)	EUR761	884,662
		78,203,103
Ireland — 3.5%
Ireland Government Bonds
0.01%, 10/18/31(a)	EUR2,678	2,693,266
0.20%, 05/15/27(a)	EUR2,812	3,223,406
0.20%, 10/18/30(a)	EUR2,580	2,701,220
0.35%, 10/18/32(a)	EUR948	943,947
0.40%, 05/15/35(a)	EUR1,536	1,413,157
0.55%, 04/22/41(a)	EUR1,340	1,033,730
0.90%, 05/15/28(a)	EUR917	1,039,146
1.10%, 05/15/29(a)	EUR3,039	3,397,302
1.30%, 05/15/33(a)	EUR1,716	1,801,009
1.35%, 03/18/31(a)	EUR1,729	1,898,354
1.50%, 05/15/50(a)	EUR2,347	1,807,264
1.70%, 05/15/37(a)	EUR2,287	2,283,395
2.00%, 02/18/45(a)	EUR3,503	3,219,555
2.40%, 05/15/30(a)	EUR3,818	4,414,736
2.60%, 10/18/34(a)	EUR3,226	3,642,697
3.00%, 10/18/43(a)	EUR1,181	1,283,233
3.10%, 06/18/36(a)	EUR1,914	2,213,793
3.15%, 10/18/55(a)	EUR1,143	1,196,065
		40,205,275
Israel — 3.5%
Israel Government Bonds - Fixed
1.00%, 03/31/30	ILS13,944	4,258,749
1.30%, 04/30/32	ILS14,440	4,240,239
1.50%, 05/31/37	ILS14,722	3,861,360
2.25%, 09/28/28	ILS12,749	4,176,848
2.80%, 11/29/52	ILS11,686	2,914,558
3.75%, 09/30/27	ILS12,396	4,207,390
3.75%, 02/28/29	ILS10,449	3,542,698
3.75%, 03/31/47	ILS6,575	2,040,050
4.00%, 03/30/35	ILS10,224	3,473,207
4.10%, 07/31/28	ILS1,260	430,548
4.15%, 10/31/35	ILS3,122	1,070,847
4.60%, 08/31/29	ILS6,953	2,416,828
5.50%, 01/31/42	ILS9,927	3,863,160
		40,496,482
Italy — 7.9%
Italy Buoni Poliennali Del Tesoro
0.25%, 03/15/28(a)	EUR1,234	1,382,251
0.45%, 02/15/29(a)	EUR819	898,492
0.50%, 07/15/28(a)	EUR731	815,744
0.60%, 08/01/31(a)(b)	EUR1,070	1,096,829
0.90%, 04/01/31(a)	EUR1,215	1,277,819
0.95%, 09/15/27(a)	EUR543	622,496
0.95%, 08/01/30(a)	EUR657	705,984
0.95%, 12/01/31(a)(b)	EUR922	953,849
0.95%, 06/01/32(a)	EUR1,029	1,049,050
0.95%, 03/01/37(b)	EUR775	674,644
Schedule of Investments
8

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® International Treasury Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Italy (continued)
1.35%, 04/01/30(a)	EUR2,013	$2,215,659
1.45%, 03/01/36(b)	EUR687	651,126
1.50%, 04/30/45(b)	EUR606	451,273
1.65%, 12/01/30(b)	EUR1,008	1,107,441
1.65%, 03/01/32(a)(b)	EUR1,033	1,105,736
1.70%, 09/01/51(a)(b)	EUR738	503,409
1.80%, 03/01/41(a)(b)	EUR802	692,571
2.00%, 02/01/28(a)	EUR1,189	1,377,197
2.05%, 08/01/27(a)	EUR370	430,968
2.10%, 08/26/27(a)	EUR671	781,108
2.15%, 09/01/52(b)	EUR355	266,609
2.15%, 03/01/72(a)(b)	EUR99	67,048
2.20%, 06/01/27(a)	EUR907	1,059,884
2.20%, 02/28/28(a)	EUR1,183	1,373,802
2.25%, 09/01/36(a)(b)	EUR691	701,491
2.35%, 01/15/29(a)	EUR1,050	1,213,914
2.40%, 03/15/29(a)	EUR332	384,068
2.45%, 09/01/33(a)(b)	EUR1,032	1,128,536
2.45%, 09/01/50(a)(b)	EUR726	597,397
2.50%, 12/01/32(a)	EUR1,007	1,119,331
2.65%, 12/01/27(a)	EUR1,600	1,874,731
2.65%, 06/15/28(a)	EUR1,093	1,277,268
2.70%, 10/15/27(a)	EUR839	983,680
2.70%, 10/01/30(a)(b)	EUR943	1,086,034
2.70%, 03/01/47(a)(b)	EUR830	749,695
2.80%, 12/01/28(a)	EUR926	1,085,306
2.80%, 06/15/29(a)	EUR555	648,132
2.80%, 03/01/67(a)(b)	EUR567	458,308
2.85%, 02/01/31(a)	EUR738	852,438
2.95%, 07/01/30(a)	EUR888	1,035,172
2.95%, 09/01/38(a)(b)	EUR677	713,012
3.00%, 08/01/29(a)	EUR787	924,873
3.00%, 10/01/29(a)	EUR633	742,448
3.10%, 03/01/40(a)(b)	EUR747	783,059
3.15%, 11/15/31(a)(b)	EUR1,110	1,292,606
3.15%, 03/15/33(a)(b)	EUR739	850,220
3.25%, 07/15/32(a)(b)	EUR1,096	1,275,284
3.25%, 11/15/32(a)(b)	EUR830	962,790
3.25%, 03/01/38(a)(b)	EUR788	860,278
3.25%, 09/01/46(a)(b)	EUR807	802,730
3.35%, 07/01/29(a)	EUR1,168	1,385,437
3.35%, 03/01/35(a)(b)	EUR991	1,133,134
3.40%, 04/01/28(a)	EUR743	881,309
3.45%, 07/15/27(a)	EUR451	533,977
3.45%, 07/15/31(a)	EUR1,129	1,337,163
3.45%, 02/01/36(a)	EUR785	893,192
3.45%, 03/01/48(a)(b)	EUR972	987,611
3.50%, 03/01/30(a)(b)	EUR1,567	1,869,478
3.50%, 02/15/31(a)(b)	EUR972	1,155,204
3.60%, 10/01/35(a)	EUR916	1,058,652
3.65%, 08/01/35(a)(b)	EUR937	1,089,315
3.70%, 06/15/30(a)	EUR887	1,064,056
3.80%, 08/01/28(a)	EUR623	745,878
3.80%, 07/01/36(b)	EUR621	725,635
3.85%, 12/15/29(a)	EUR1,035	1,247,918
3.85%, 07/01/34(a)	EUR803	955,316
3.85%, 02/01/35(a)	EUR836	990,607
3.85%, 10/01/40(a)(b)	EUR878	994,514
3.85%, 09/01/49(a)(b)	EUR799	858,450
3.95%, 10/01/41(b)	EUR701	797,100
4.00%, 11/15/30(a)	EUR868	1,053,789
Security	Par (000)	Value
Italy (continued)
4.00%, 10/30/31(a)(b)	EUR720	$875,445
4.00%, 04/30/35(a)(b)	EUR874	1,048,311
4.00%, 02/01/37(a)(b)	EUR1,472	1,747,371
4.05%, 10/30/37(a)(b)	EUR565	669,255
4.10%, 02/01/29(a)	EUR625	755,866
4.10%, 04/30/46(a)(b)	EUR338	381,619
4.15%, 10/01/39(a)(b)	EUR894	1,054,002
4.20%, 03/01/34(a)	EUR970	1,183,653
4.30%, 10/01/54(a)(b)	EUR778	876,284
4.35%, 11/01/33(a)	EUR1,051	1,296,305
4.40%, 05/01/33(a)	EUR1,078	1,335,905
4.45%, 09/01/43(a)(b)	EUR621	740,031
4.50%, 10/01/53(a)(b)	EUR741	864,785
4.65%, 10/01/55(a)(b)	EUR338	401,060
4.75%, 09/01/28(a)(b)	EUR1,050	1,284,151
4.75%, 09/01/44(a)(b)	EUR872	1,080,261
5.00%, 08/01/34(a)(b)	EUR971	1,248,490
5.00%, 08/01/39(a)(b)	EUR1,095	1,406,859
5.00%, 09/01/40(a)(b)	EUR901	1,156,916
5.25%, 11/01/29(a)	EUR1,145	1,442,985
5.75%, 02/01/33(a)	EUR1,028	1,371,212
6.00%, 05/01/31(a)	EUR407	538,646
		90,480,937
Japan — 11.2%
Japan Government Five Year Bonds
0.01%, 06/20/27	JPY83,700	527,953
0.10%, 09/20/27	JPY112,300	706,510
0.10%, 03/20/28	JPY49,850	311,038
0.10%, 06/20/28	JPY77,950	484,255
0.20%, 12/20/27	JPY220,100	1,381,180
0.20%, 06/20/28	JPY159,500	992,984
0.20%, 12/20/28	JPY18,250	112,692
0.30%, 12/20/27	JPY40,450	254,247
0.30%, 06/20/28	JPY58,450	364,663
0.30%, 09/20/28	JPY11,300	70,242
0.30%, 12/20/28	JPY20,700	128,156
0.40%, 09/20/28	JPY3,250	20,250
0.40%, 12/20/28	JPY52,450	325,572
0.40%, 03/20/29	JPY68,650	424,542
0.40%, 06/20/29	JPY43,100	265,326
0.50%, 03/20/29	JPY18,650	115,663
0.50%, 06/20/29	JPY34,650	213,969
0.60%, 03/20/29	JPY25,500	158,595
0.60%, 06/20/29	JPY62,350	386,323
0.60%, 09/20/29	JPY47,800	294,952
0.70%, 09/20/29	JPY138,400	856,841
0.90%, 12/20/29	JPY112,450	698,274
1.00%, 12/20/29	JPY82,600	514,900
1.00%, 03/20/30	JPY348,450	2,164,327
1.00%, 06/20/30	JPY168,550	1,043,383
1.10%, 12/20/29	JPY101,750	636,504
1.10%, 06/20/30	JPY57,600	358,117
1.30%, 09/20/30	JPY210,250	1,313,688
1.40%, 09/20/30	JPY133,100	835,430
1.60%, 12/20/30	JPY313,650	1,981,051
1.80%, 03/20/31	JPY107,000	680,862
Japan Government Forty Year Bonds
0.40%, 03/20/56	JPY120,750	314,796
0.50%, 03/20/59	JPY94,950	241,373
0.50%, 03/20/60	JPY155,350	387,752
0.70%, 03/20/61	JPY174,150	467,214
9
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® International Treasury Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Japan (continued)
0.80%, 03/20/58	JPY131,600	$389,811
0.90%, 03/20/57	JPY129,950	407,642
1.00%, 03/20/62	JPY148,800	445,654
1.30%, 03/20/63	JPY169,200	556,878
1.40%, 03/20/55	JPY38,050	143,917
1.70%, 03/20/54	JPY92,750	386,095
1.90%, 03/20/53	JPY50,750	223,906
2.00%, 03/20/52	JPY59,550	271,955
2.20%, 03/20/49	JPY72,350	364,858
2.20%, 03/20/50	JPY48,850	242,379
2.20%, 03/20/51	JPY80,550	391,984
2.20%, 03/20/64	JPY207,200	903,736
2.40%, 03/20/48	JPY43,650	232,371
3.10%, 03/20/65	JPY99,150	548,072
Japan Government Ten Year Bonds
0.10%, 06/20/27	JPY30,150	190,383
0.10%, 09/20/27	JPY133,650	840,828
0.10%, 12/20/27	JPY16,300	102,119
0.10%, 03/20/28	JPY60,650	378,424
0.10%, 06/20/28	JPY50,550	314,101
0.10%, 09/20/28	JPY18,400	113,860
0.10%, 12/20/28	JPY20,900	128,716
0.10%, 03/20/29	JPY55,350	339,362
0.10%, 06/20/29	JPY19,250	117,438
0.10%, 09/20/29	JPY26,050	158,022
0.10%, 12/20/29	JPY78,350	472,652
0.10%, 03/20/30	JPY40,050	240,216
0.10%, 06/20/30	JPY106,400	634,614
0.10%, 09/20/30	JPY42,900	254,383
0.10%, 12/20/30	JPY71,400	420,866
0.10%, 03/20/31	JPY53,300	312,266
0.10%, 06/20/31	JPY110,200	641,448
0.10%, 09/20/31	JPY93,400	540,277
0.10%, 12/20/31	JPY52,650	302,677
0.20%, 03/20/32	JPY73,100	420,030
0.20%, 06/20/32	JPY56,500	322,601
0.20%, 09/20/32	JPY51,450	291,910
0.40%, 06/20/33	JPY108,600	612,795
0.50%, 12/20/32	JPY79,100	455,011
0.50%, 03/20/33	JPY67,950	388,750
0.60%, 12/20/33	JPY143,450	811,532
0.80%, 09/20/33	JPY115,900	669,755
0.80%, 03/20/34	JPY243,950	1,393,829
0.90%, 09/20/34	JPY294,600	1,678,197
1.10%, 06/20/34	JPY273,000	1,589,017
1.20%, 12/20/34	JPY391,750	2,277,583
1.40%, 03/20/35	JPY275,700	1,622,959
1.50%, 06/20/35	JPY393,350	2,325,553
1.70%, 09/20/35	JPY318,400	1,907,878
2.10%, 12/20/35	JPY319,950	1,977,966
2.40%, 03/20/36	JPY38,800	245,442
Japan Government Thirty Year Bonds
0.30%, 06/20/46	JPY62,300	218,749
0.40%, 06/20/49	JPY73,850	237,298
0.40%, 09/20/49	JPY45,050	143,448
0.40%, 12/20/49	JPY81,800	257,875
0.40%, 03/20/50	JPY85,700	267,334
0.50%, 09/20/46	JPY53,900	197,387
0.50%, 03/20/49	JPY84,850	283,906
0.60%, 12/20/46	JPY48,800	181,715
0.60%, 06/20/50	JPY80,750	265,871
Security	Par (000)	Value
Japan (continued)
0.60%, 09/20/50	JPY104,950	$342,218
0.70%, 06/20/48	JPY65,450	237,765
0.70%, 12/20/48	JPY86,300	308,449
0.70%, 12/20/50	JPY127,900	426,325
0.70%, 03/20/51	JPY109,500	361,783
0.70%, 06/20/51	JPY123,650	404,687
0.70%, 09/20/51	JPY145,200	471,257
0.70%, 12/20/51	JPY146,150	470,419
0.80%, 03/20/46	JPY73,250	293,393
0.80%, 03/20/47	JPY46,600	180,855
0.80%, 06/20/47	JPY80,100	308,320
0.80%, 09/20/47	JPY63,000	240,640
0.80%, 12/20/47	JPY96,450	365,599
0.80%, 03/20/48	JPY61,050	229,526
0.90%, 09/20/48	JPY52,900	200,892
1.00%, 03/20/52	JPY57,150	200,809
1.20%, 06/20/53	JPY136,000	495,483
1.30%, 06/20/52	JPY122,950	468,821
1.40%, 09/20/45	JPY22,100	101,785
1.40%, 12/20/45	JPY76,850	351,879
1.40%, 09/20/52	JPY72,850	284,304
1.40%, 03/20/53	JPY90,850	351,968
1.50%, 12/20/44	JPY26,050	124,164
1.50%, 03/20/45	JPY44,550	211,394
1.60%, 06/20/45	JPY50,900	244,793
1.60%, 12/20/52	JPY91,700	376,172
1.60%, 12/20/53	JPY93,400	378,277
1.70%, 12/20/43	JPY34,100	172,143
1.70%, 03/20/44	JPY58,800	294,986
1.70%, 06/20/44	JPY50,250	250,886
1.70%, 09/20/44	JPY42,500	211,187
1.80%, 03/20/43	JPY54,850	285,687
1.80%, 09/20/43	JPY49,300	253,823
1.80%, 09/20/53	JPY110,750	474,353
1.80%, 03/20/54	JPY132,150	562,592
1.90%, 09/20/42	JPY138,500	739,339
1.90%, 06/20/43	JPY36,350	191,361
2.00%, 12/20/33	JPY12,750	80,075
2.00%, 09/20/40	JPY229,200	1,289,569
2.00%, 09/20/41	JPY142,150	784,819
2.00%, 03/20/42	JPY136,850	748,818
2.10%, 09/20/54	JPY102,550	468,309
2.20%, 09/20/39	JPY114,950	674,611
2.20%, 03/20/41	JPY127,800	733,690
2.20%, 06/20/54	JPY132,100	618,694
2.30%, 05/20/32	JPY12,900	83,641
2.30%, 03/20/35	JPY85,850	544,685
2.30%, 06/20/35	JPY40,550	256,678
2.30%, 12/20/35	JPY26,450	166,396
2.30%, 12/20/36	JPY35,250	218,638
2.30%, 03/20/39	JPY145,150	869,824
2.30%, 03/20/40	JPY132,200	778,980
2.30%, 12/20/54	JPY142,400	680,897
2.40%, 03/20/34	JPY27,650	178,267
2.40%, 12/20/34	JPY22,150	141,985
2.40%, 03/20/37	JPY61,150	381,485
2.40%, 09/20/38	JPY83,500	509,544
2.40%, 03/20/55	JPY150,400	735,106
2.50%, 06/20/34	JPY26,450	171,452
2.50%, 09/20/34	JPY20,600	133,386
2.50%, 09/20/35	JPY19,000	121,965
Schedule of Investments
10

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® International Treasury Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Japan (continued)
2.50%, 03/20/36	JPY28,550	$182,233
2.50%, 06/20/36	JPY49,400	314,405
2.50%, 09/20/36	JPY19,150	121,432
2.50%, 09/20/37	JPY47,450	296,890
2.50%, 03/20/38	JPY61,300	381,179
2.80%, 06/20/55	JPY158,000	842,081
3.20%, 09/20/55	JPY68,850	397,870
3.40%, 12/20/55	JPY84,750	508,760
Japan Government Twenty Year Bonds
0.20%, 06/20/36	JPY40,150	203,093
0.30%, 06/20/39	JPY108,400	496,464
0.30%, 09/20/39	JPY115,250	522,602
0.30%, 12/20/39	JPY121,250	544,651
0.40%, 03/20/36	JPY49,700	259,092
0.40%, 03/20/39	JPY99,100	464,809
0.40%, 03/20/40	JPY138,950	628,197
0.40%, 06/20/40	JPY164,650	737,867
0.40%, 09/20/40	JPY195,200	866,945
0.40%, 06/20/41	JPY169,500	732,719
0.50%, 09/20/36	JPY124,550	645,770
0.50%, 03/20/38	JPY121,050	596,687
0.50%, 06/20/38	JPY156,750	765,763
0.50%, 12/20/38	JPY122,400	587,650
0.50%, 12/20/40	JPY176,150	788,391
0.50%, 03/20/41	JPY144,400	640,625
0.50%, 09/20/41	JPY190,900	832,373
0.50%, 12/20/41	JPY189,650	819,570
0.60%, 12/20/36	JPY93,800	487,942
0.60%, 06/20/37	JPY49,700	254,238
0.60%, 09/20/37	JPY141,000	715,605
0.60%, 12/20/37	JPY46,750	235,283
0.70%, 03/20/37	JPY96,700	504,547
0.70%, 09/20/38	JPY114,500	569,688
0.80%, 03/20/42	JPY83,550	377,769
0.90%, 06/20/42	JPY172,400	787,189
1.00%, 12/20/35	JPY74,450	415,803
1.10%, 09/20/42	JPY159,000	745,991
1.10%, 03/20/43	JPY127,600	590,642
1.10%, 06/20/43	JPY187,400	861,570
1.20%, 12/20/34	JPY115,950	674,118
1.20%, 03/20/35	JPY114,750	663,858
1.20%, 09/20/35	JPY98,050	561,394
1.30%, 06/20/35	JPY57,150	331,960
1.30%, 12/20/43	JPY118,550	557,315
1.40%, 09/20/34	JPY139,650	829,140
1.40%, 12/20/42	JPY129,800	636,626
1.50%, 06/20/32	JPY31,850	197,043
1.50%, 03/20/33	JPY30,850	189,033
1.50%, 03/20/34	JPY53,000	319,815
1.50%, 06/20/34	JPY94,200	566,223
1.50%, 09/20/43	JPY118,500	580,287
1.60%, 06/20/30	JPY48,400	307,110
1.60%, 03/20/32	JPY7,400	46,176
1.60%, 06/20/32	JPY19,050	118,582
1.60%, 03/20/33	JPY34,000	209,634
1.60%, 12/20/33	JPY81,750	498,839
1.60%, 03/20/44	JPY108,250	533,606
1.70%, 09/20/31	JPY16,050	101,248
1.70%, 12/20/31	JPY63,400	398,984
1.70%, 03/20/32	JPY40,650	255,153
1.70%, 06/20/32	JPY17,150	107,351
Security	Par (000)	Value
Japan (continued)
1.70%, 09/20/32	JPY82,800	$516,840
1.70%, 12/20/32	JPY54,250	337,691
1.70%, 06/20/33	JPY79,550	492,381
1.70%, 09/20/33	JPY51,550	318,003
1.80%, 06/20/30	JPY56,750	363,025
1.80%, 09/20/30	JPY1,000	6,386
1.80%, 06/20/31	JPY24,850	157,802
1.80%, 09/20/31	JPY63,150	400,331
1.80%, 12/20/31	JPY134,300	849,516
1.80%, 03/20/32	JPY28,600	180,478
1.80%, 12/20/32	JPY38,700	242,474
1.80%, 09/20/44	JPY141,700	716,334
1.90%, 12/20/28	JPY34,700	223,999
1.90%, 09/20/30	JPY16,150	103,549
1.90%, 06/20/31	JPY58,350	372,276
1.90%, 06/20/44	JPY138,100	713,254
2.00%, 06/20/30	JPY26,850	173,080
2.00%, 12/20/30	JPY6,650	42,764
2.00%, 03/20/31	JPY19,500	125,242
2.00%, 12/20/44	JPY212,100	1,104,998
2.10%, 06/20/27	JPY24,300	156,945
2.10%, 09/20/27	JPY16,250	105,083
2.10%, 12/20/27	JPY78,200	506,108
2.10%, 06/20/28	JPY1,050	6,804
2.10%, 09/20/28	JPY37,150	240,899
2.10%, 12/20/28	JPY23,450	152,177
2.10%, 03/20/29	JPY36,600	237,510
2.10%, 06/20/29	JPY73,350	475,895
2.10%, 09/20/29	JPY29,850	193,553
2.10%, 12/20/29	JPY94,250	610,838
2.10%, 03/20/30	JPY127,750	827,635
2.10%, 12/20/30	JPY76,350	493,282
2.20%, 09/20/27	JPY2,200	14,246
2.20%, 03/20/28	JPY67,800	439,909
2.20%, 09/20/28	JPY15,350	99,763
2.20%, 06/20/29	JPY20,500	133,396
2.20%, 12/20/29	JPY49,850	324,172
2.20%, 03/20/30	JPY58,550	380,546
2.20%, 03/20/31	JPY22,550	146,186
2.30%, 06/20/27	JPY44,550	288,372
2.30%, 06/20/28	JPY64,900	422,361
2.40%, 03/20/28	JPY33,650	219,123
2.40%, 06/20/28	JPY53,900	351,490
2.40%, 03/20/45	JPY244,600	1,355,873
2.50%, 06/20/45	JPY97,800	549,343
2.70%, 09/20/45	JPY92,450	534,291
3.20%, 12/20/45	JPY95,450	593,612
Japan Government Two Year Bonds
0.70%, 05/01/27	JPY110,350	702,172
0.80%, 06/01/27	JPY130,900	833,310
0.90%, 09/01/27	JPY203,850	1,296,799
1.00%, 10/01/27	JPY46,650	297,022
1.00%, 11/01/27	JPY57,300	364,596
1.00%, 12/01/27	JPY62,900	400,012
1.10%, 01/01/28	JPY99,750	635,009
1.30%, 02/01/28	JPY111,700	713,173
1.30%, 03/01/28	JPY95,150	607,257
1.40%, 04/01/28	JPY123,150	786,923
		129,673,761
11
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® International Treasury Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Netherlands — 4.6%
Netherlands Government Bonds
0.01%, 01/15/29(b)	EUR2,282	$2,492,665
0.01%, 07/15/30(a)(b)	EUR2,266	2,371,201
0.01%, 07/15/31(a)(b)	EUR2,004	2,033,064
0.01%, 01/15/38(a)(b)	EUR1,737	1,391,772
0.01%, 01/15/52(a)(b)	EUR2,927	1,399,874
0.25%, 07/15/29(a)(b)	EUR1,892	2,054,670
0.50%, 07/15/32(a)(b)	EUR2,329	2,364,143
0.50%, 01/15/40(b)	EUR2,351	1,898,640
0.75%, 07/15/27(a)(b)	EUR2,205	2,531,988
0.75%, 07/15/28(a)(b)	EUR2,866	3,228,460
2.00%, 01/15/54(a)(b)	EUR2,382	2,038,856
2.50%, 01/15/30(a)(b)	EUR2,207	2,567,710
2.50%, 01/15/31(a)(b)	EUR1,212	1,404,256
2.50%, 01/15/33(a)(b)	EUR2,193	2,507,152
2.50%, 07/15/33(b)	EUR1,552	1,765,766
2.50%, 07/15/34(a)(b)	EUR2,215	2,499,288
2.50%, 07/15/35(a)(b)	EUR1,974	2,209,749
2.75%, 07/15/36(b)	EUR456	516,506
2.75%, 01/15/47(a)(b)	EUR3,307	3,446,170
3.25%, 01/15/44(a)(b)	EUR1,656	1,889,249
3.50%, 01/15/56(a)(b)	EUR1,067	1,237,633
3.75%, 01/15/42(a)(b)	EUR2,495	3,040,701
4.00%, 01/15/37(a)(b)	EUR2,769	3,486,579
5.50%, 01/15/28(b)	EUR1,741	2,139,892
		52,515,984
New Zealand — 2.3%
New Zealand Government Bonds
0.25%, 05/15/28	NZD4,132	2,277,768
1.50%, 05/15/31	NZD5,746	2,975,425
1.75%, 05/15/41	NZD1,933	747,001
2.00%, 05/15/32	NZD3,372	1,741,352
2.75%, 04/15/37(a)	NZD1,922	936,306
2.75%, 05/15/51	NZD2,465	948,040
3.00%, 04/20/29	NZD4,219	2,430,114
3.50%, 04/14/33(a)	NZD4,720	2,626,143
4.25%, 05/15/34	NZD4,020	2,322,727
4.25%, 05/15/36	NZD4,070	2,308,908
4.50%, 05/15/30	NZD6,193	3,716,592
4.50%, 05/15/35	NZD5,361	3,128,589
5.00%, 05/15/54	NZD1,530	866,640
		27,025,605
Norway — 1.3%
Norway Government Bonds
1.25%, 09/17/31(a)(b)	NOK16,457	1,508,515
1.38%, 08/19/30(a)(b)	NOK11,003	1,042,890
1.75%, 09/06/29(b)	NOK18,607	1,835,254
2.00%, 04/26/28(a)(b)	NOK15,522	1,594,470
2.13%, 05/18/32(a)(b)	NOK17,575	1,668,285
3.00%, 08/15/33(a)(b)	NOK16,040	1,583,346
3.50%, 10/06/42(a)(b)	NOK8,834	848,149
3.63%, 04/13/34(a)(b)	NOK20,077	2,057,780
3.63%, 05/31/39(a)(b)	NOK6,675	661,326
3.75%, 06/12/35(a)(b)	NOK15,695	1,612,478
4.13%, 06/03/36(b)	NOK9,519	1,002,512
		15,415,005
Portugal — 4.5%
Portugal Obrigacoes do Tesouro OT
0.30%, 10/17/31(a)(b)	EUR3,102	3,166,101
0.48%, 10/18/30(a)(b)	EUR3,279	3,476,796
Security	Par (000)	Value
Portugal (continued)
0.70%, 10/15/27(a)(b)	EUR2,263	$2,582,213
0.90%, 10/12/35(a)(b)	EUR2,546	2,400,321
1.00%, 04/12/52(a)(b)	EUR2,396	1,468,066
1.15%, 04/11/42(a)(b)	EUR1,877	1,507,781
1.65%, 07/16/32(a)(b)	EUR2,482	2,690,533
1.95%, 06/15/29(a)(b)	EUR3,698	4,242,347
2.13%, 10/17/28(a)(b)	EUR4,769	5,523,253
2.25%, 04/18/34(b)	EUR2,661	2,914,772
2.88%, 10/14/33(a)(b)	EUR1,350	1,552,580
2.88%, 10/20/34(a)(b)	EUR1,662	1,894,799
3.00%, 06/15/35(a)(b)	EUR2,124	2,428,916
3.25%, 06/13/36(a)(b)	EUR1,368	1,579,896
3.38%, 06/15/40(a)(b)	EUR930	1,049,166
3.50%, 06/18/38(a)(b)	EUR2,018	2,344,836
3.63%, 06/12/54(a)(b)	EUR1,441	1,570,847
3.88%, 02/15/30(a)(b)	EUR2,526	3,082,928
4.10%, 04/15/37(a)(b)	EUR3,193	3,953,949
4.10%, 02/15/45(a)(b)	EUR2,333	2,806,578
		52,236,678
Singapore — 3.0%
Singapore Government Bonds
1.63%, 07/01/31	SGD1,509	1,175,024
1.88%, 03/01/50	SGD2,144	1,616,422
1.88%, 10/01/51	SGD2,043	1,533,309
2.25%, 08/01/36	SGD3,194	2,544,184
2.25%, 07/01/40	SGD625	500,182
2.38%, 07/01/39	SGD1,882	1,516,956
2.50%, 04/01/30	SGD2,756	2,231,000
2.63%, 05/01/28	SGD2,611	2,094,072
2.63%, 08/01/32	SGD1,831	1,498,808
2.75%, 03/01/35	SGD605	501,720
2.75%, 04/01/42	SGD1,806	1,543,883
2.75%, 03/01/46	SGD2,914	2,528,870
2.88%, 09/01/27	SGD747	597,189
2.88%, 08/01/28	SGD2,657	2,147,227
2.88%, 07/01/29	SGD2,343	1,909,173
2.88%, 09/01/30	SGD2,453	2,019,870
3.00%, 04/01/29	SGD1,752	1,429,859
3.00%, 08/01/72(a)	SGD2,294	2,188,456
3.25%, 06/01/54(a)	SGD1,436	1,387,870
3.38%, 09/01/33	SGD2,704	2,325,126
3.38%, 05/01/34	SGD1,272	1,097,720
		34,386,920
South Korea — 4.1%
Korea Treasury Bonds
1.13%, 09/10/39	KRW4,215,160	2,055,913
1.50%, 12/10/30	KRW1,676,150	1,020,345
1.50%, 09/10/40	KRW1,680,470	837,457
1.50%, 03/10/50	KRW4,121,470	1,795,738
1.88%, 06/10/29	KRW1,510,110	966,185
1.88%, 09/10/41	KRW940,150	485,303
1.88%, 03/10/51	KRW4,129,050	1,934,514
2.00%, 06/10/31	KRW2,647,120	1,634,693
2.00%, 03/10/46	KRW3,639,610	1,828,001
2.00%, 03/10/49	KRW1,568,310	766,053
2.13%, 03/10/47	KRW2,381,190	1,205,896
2.25%, 06/10/28	KRW6,073,300	3,990,317
2.38%, 12/10/28	KRW4,115,340	2,691,897
2.50%, 09/10/30	KRW6,117,590	3,912,249
2.50%, 03/10/52	KRW4,256,250	2,256,605
Schedule of Investments
12

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® International Treasury Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
South Korea (continued)
2.63%, 03/10/30	KRW723,560	$468,306
2.63%, 06/10/35	KRW630,790	383,405
2.63%, 09/10/35	KRW2,337,080	1,423,340
2.63%, 03/10/55	KRW3,465,910	1,880,263
2.63%, 09/10/55	KRW2,237,140	1,212,028
2.75%, 09/10/54	KRW3,126,250	1,726,452
2.88%, 12/10/27	KRW4,468,960	2,989,697
3.25%, 03/10/29	KRW2,048,990	1,367,921
3.25%, 06/10/33	KRW2,253,260	1,460,838
3.25%, 12/10/35	KRW2,306,770	1,472,981
3.25%, 03/10/53	KRW1,007,130	614,859
3.25%, 03/10/54	KRW891,100	549,371
3.50%, 03/10/56	KRW2,180,280	1,395,326
3.75%, 12/10/33	KRW341,360	228,031
4.25%, 12/10/32	KRW3,491,770	2,410,722
		46,964,706
Spain — 5.2%
Spain Government Bonds
0.01%, 01/31/28	EUR1,268	1,420,832
0.10%, 04/30/31(a)(b)	EUR1,082	1,104,372
0.50%, 04/30/30(a)(b)	EUR1,517	1,624,728
0.50%, 10/31/31(b)	EUR1,622	1,665,721
0.60%, 10/31/29(a)(b)	EUR1,395	1,518,279
0.70%, 04/30/32(a)(b)	EUR946	968,402
0.80%, 07/30/27(b)	EUR1,409	1,617,027
0.80%, 07/30/29	EUR1,062	1,169,574
0.85%, 07/30/37(a)(b)	EUR934	818,228
1.00%, 07/30/42(a)(b)	EUR736	564,998
1.00%, 10/31/50(a)(b)	EUR1,098	679,514
1.20%, 10/31/40(b)	EUR897	748,452
1.25%, 10/31/30(a)(b)	EUR1,166	1,274,352
1.40%, 04/30/28(a)(b)	EUR1,390	1,590,551
1.40%, 07/30/28(b)	EUR1,200	1,368,747
1.45%, 10/31/27(a)(b)	EUR1,059	1,221,051
1.45%, 04/30/29(a)(b)	EUR920	1,039,633
1.45%, 10/31/71(b)	EUR438	236,025
1.50%, 04/30/27(a)(b)	EUR849	985,993
1.85%, 07/30/35(a)(b)	EUR1,193	1,229,498
1.90%, 10/31/52(b)	EUR325	246,293
1.95%, 07/30/30(a)(b)	EUR1,417	1,602,991
2.35%, 03/31/29	EUR328	380,211
2.35%, 07/30/33(a)(b)	EUR1,254	1,391,353
2.40%, 05/31/28	EUR1,198	1,396,570
2.50%, 05/31/27	EUR820	960,920
2.55%, 10/31/32(b)	EUR1,138	1,291,271
2.60%, 05/31/31	EUR200	230,772
2.70%, 01/31/30	EUR701	818,039
2.70%, 10/31/48(a)(b)	EUR1,534	1,446,447
2.90%, 10/31/46(a)(b)	EUR970	962,947
3.00%, 01/31/33	EUR228	264,839
3.10%, 07/30/31	EUR1,318	1,555,162
3.15%, 04/30/33(a)(b)	EUR1,164	1,362,932
3.15%, 04/30/35(a)(b)	EUR1,287	1,481,456
3.20%, 10/31/35(a)(b)	EUR1,261	1,450,432
3.25%, 04/30/34(a)(b)	EUR683	798,300
3.30%, 04/30/36(a)(b)	EUR780	901,386
3.45%, 10/31/34(a)(b)	EUR1,168	1,380,364
3.45%, 07/30/43(a)(b)	EUR1,155	1,271,534
3.45%, 07/30/66(a)(b)	EUR581	585,265
3.50%, 05/31/29	EUR1,393	1,668,638
3.50%, 01/31/41(a)(b)	EUR483	544,056
Security	Par (000)	Value
Spain (continued)
3.55%, 10/31/33(a)(b)	EUR1,284	$1,536,533
3.90%, 07/30/39(a)(b)	EUR1,040	1,238,917
3.95%, 10/31/56(b)	EUR1,048	1,181,179
4.20%, 01/31/37(a)(b)	EUR1,102	1,366,012
4.70%, 07/30/41(a)(b)	EUR933	1,201,318
4.90%, 07/30/40(a)(b)	EUR880	1,157,175
5.15%, 10/31/28(a)(b)	EUR1,070	1,327,706
5.15%, 10/31/44(a)(b)	EUR785	1,065,049
5.75%, 07/30/32	EUR1,251	1,689,020
6.00%, 01/31/29	EUR956	1,217,665
		59,818,729
Sweden — 1.5%
Sweden Government Bonds
0.13%, 05/12/31(a)(b)	SEK23,135	2,217,868
0.75%, 05/12/28(a)	SEK17,625	1,846,180
0.75%, 11/12/29(a)	SEK38,830	3,958,639
1.75%, 11/11/33(a)	SEK13,505	1,364,725
2.25%, 06/01/32(a)	SEK15,400	1,634,399
2.25%, 05/11/35(a)	SEK30,670	3,170,161
2.50%, 10/15/36(a)	SEK13,525	1,417,988
3.50%, 03/30/39(a)	SEK14,945	1,707,609
		17,317,569
United Kingdom — 6.8%
United Kingdom Gilt
0.13%, 01/31/28(a)	GBP1,285	1,627,738
0.25%, 07/31/31(a)	GBP1,653	1,810,477
0.38%, 10/22/30(a)	GBP1,020	1,163,670
0.50%, 01/31/29(a)	GBP1,249	1,531,148
0.50%, 10/22/61(a)	GBP1,566	488,410
0.63%, 07/31/35(a)	GBP1,003	929,724
0.63%, 10/22/50(a)	GBP991	451,883
0.88%, 10/22/29(a)	GBP943	1,139,727
0.88%, 07/31/33(a)	GBP1,676	1,740,795
0.88%, 01/31/46(a)	GBP784	466,524
1.00%, 01/31/32(a)	GBP1,705	1,900,608
1.13%, 01/31/39(a)	GBP934	786,331
1.13%, 10/22/73(a)	GBP458	175,063
1.25%, 07/22/27(a)	GBP630	825,725
1.25%, 10/22/41(a)	GBP1,255	966,411
1.25%, 07/31/51(a)	GBP1,195	660,683
1.50%, 07/22/47(a)	GBP748	497,724
1.50%, 07/31/53(a)	GBP1,428	816,318
1.63%, 10/22/28(a)	GBP771	982,413
1.63%, 10/22/54(a)	GBP579	337,604
1.63%, 10/22/71(a)	GBP764	378,731
1.75%, 09/07/37(a)	GBP1,337	1,290,263
1.75%, 01/22/49(a)	GBP682	465,965
1.75%, 07/22/57(a)	GBP1,039	604,690
2.50%, 07/22/65(a)	GBP579	400,784
3.25%, 01/31/33(a)	GBP1,606	2,000,045
3.25%, 01/22/44(a)	GBP956	960,958
3.50%, 01/22/45(a)	GBP1,119	1,153,886
3.50%, 07/22/68(a)	GBP821	739,123
3.75%, 01/29/38(a)	GBP1,438	1,703,554
3.75%, 07/22/52(a)	GBP737	738,816
3.75%, 10/22/53(a)	GBP1,284	1,272,837
4.00%, 05/22/29(a)	GBP1,818	2,438,714
4.00%, 10/22/31(a)	GBP1,443	1,908,778
4.00%, 01/22/60(a)	GBP683	696,985
4.00%, 10/22/63(a)	GBP827	834,552
13
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® International Treasury Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
United Kingdom (continued)
4.13%, 07/22/29(a)	GBP1,814	$2,441,988
4.13%, 03/07/31(a)	GBP992	1,326,646
4.13%, 03/07/33(a)	GBP158	207,301
4.25%, 12/07/27(a)	GBP848	1,151,099
4.25%, 06/07/32(a)	GBP1,127	1,505,198
4.25%, 07/31/34(a)	GBP2,054	2,675,914
4.25%, 03/07/36(a)	GBP1,115	1,422,409
4.25%, 09/07/39(a)	GBP575	702,780
4.25%, 12/07/40(a)	GBP684	822,785
4.25%, 12/07/46(a)	GBP788	893,094
4.25%, 12/07/49(a)	GBP580	644,726
4.25%, 12/07/55(a)	GBP757	816,895
4.38%, 03/07/28(a)	GBP2,127	2,889,105
4.38%, 03/07/30(a)	GBP1,893	2,566,111
4.38%, 01/31/40(a)	GBP1,650	2,030,592
4.38%, 07/31/54(a)	GBP1,268	1,402,085
4.50%, 06/07/28(a)	GBP1,210	1,647,824
4.50%, 09/07/34(a)	GBP1,268	1,681,432
4.50%, 03/07/35(a)	GBP1,862	2,452,890
4.50%, 12/07/42(a)	GBP921	1,116,980
4.63%, 01/31/34(a)	GBP1,317	1,768,272
4.75%, 12/07/30(a)	GBP916	1,263,196
4.75%, 10/22/35(a)	GBP1,849	2,464,448
4.75%, 12/07/38(a)	GBP669	867,829
4.75%, 10/22/43(a)	GBP1,666	2,060,711
5.25%, 01/31/41(a)	GBP826	1,103,972
5.38%, 01/31/56(a)	GBP261	338,215
6.00%, 12/07/28(a)	GBP532	750,433
		77,902,587
Total Long-Term Investments — 98.7% (Cost: $1,168,363,343)		1,138,414,019
Security	Shares	Value
Short-Term Securities
Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.61%(c)(d)	530,000	$530,000
Total Short-Term Securities — 0.1% (Cost: $530,000)		530,000
Total Investments — 98.8% (Cost: $1,168,893,343)		1,138,944,019
Other Assets Less Liabilities — 1.2%		14,168,135
Net Assets — 100.0%		$1,153,112,154

(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/26	Shares Held at 04/30/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$940,000	$—	$(410,000)(a)	$—	$—	$530,000	530,000	$10,772	$—

(a)	Represents net amount purchased (sold).
Schedule of Investments
14

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® International Treasury Bond ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Foreign Government Obligations	$—	$1,138,414,019	$—	$1,138,414,019
Short-Term Securities
Money Market Funds	530,000	—	—	530,000
	$530,000	$1,138,414,019	$—	$1,138,944,019
See notes to financial statements.
15
2026 iShares Semi-Annual Financial Statements and Additional Information

Statements of Assets and Liabilities (unaudited)
April 30, 2026

	iShares 1-3 Year International Treasury Bond ETF	iShares International Treasury Bond ETF
ASSETS
Investments, at value—unaffiliated(a)	$883,192,714	$1,138,414,019
Investments, at value—affiliated(b)	40,000	530,000
Cash	9,653	3,017
Foreign currency, at value(c)	3,802,411	3,508,188
Receivables:
Investments sold	75,822,245	46,513,436
Capital shares sold	48,331,242	—
Dividends—affiliated	640	2,173
Interest—unaffiliated	6,422,143	10,746,256
Total assets	1,017,621,048	1,199,717,089
LIABILITIES
Payables:
Investments purchased	125,416,994	33,713,126
Capital shares redeemed	—	12,557,378
Investment advisory fees	215,813	334,431
Total liabilities	125,632,807	46,604,935
Commitments and contingent liabilities
NET ASSETS	$891,988,241	$1,153,112,154
NET ASSETS CONSIST OF
Paid-in capital	$886,156,677	$1,278,378,698
Accumulated earnings (loss)	5,831,564	(125,266,544)
NET ASSETS	$891,988,241	$1,153,112,154
NET ASSET VALUE
Shares outstanding	11,750,000	27,550,000
Net asset value	$75.91	$41.86
Shares authorized	Unlimited	Unlimited
Par value	None	None
(a) Investments, at cost—unaffiliated	$876,616,666	$1,168,363,343
(b) Investments, at cost—affiliated	$40,000	$530,000
(c) Foreign currency, at cost	$3,749,889	$3,465,126
See notes to financial statements.
Statements of Assets and Liabilities
16

Statements of Operations (unaudited)
Six Months Ended April 30, 2026

	iShares 1-3 Year International Treasury Bond ETF	iShares International Treasury Bond ETF
INVESTMENT INCOME
Dividends—affiliated	$3,743	$10,772
Interest—unaffiliated	8,116,453	14,940,796
Total investment income	8,120,196	14,951,568
EXPENSES
Investment advisory	1,250,583	1,883,109
Interest expense	55	—
Total expenses	1,250,638	1,883,109
Net investment income	6,869,558	13,068,459
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated	3,336,584	(11,902,784)
Foreign currency transactions	(102,028)	(5,311)
In-kind redemptions—unaffiliated(a)	759,986	1,025,249
	3,994,542	(10,882,846)
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated	4,607,185	970,295
Foreign currency translations	33,845	173,677
	4,641,030	1,143,972
Net realized and unrealized gain (loss)	8,635,572	(9,738,874)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$15,505,130	$3,329,585
(a) See Note 2 of the Notes to Financial Statements.
See notes to financial statements.
17
2026 iShares Semi-Annual Financial Statements and Additional Information

Statements of Changes in Net Assets

	iShares 1-3 Year International Treasury Bond ETF		iShares International Treasury Bond ETF
	Six Months Ended 04/30/26 (unaudited)	Year Ended 10/31/25	Six Months Ended 04/30/26 (unaudited)	Year Ended 10/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$6,869,558	$6,217,635	$13,068,459	$17,674,298
Net realized gain (loss)	3,994,542	1,996,760	(10,882,846)	(9,923,081)
Net change in unrealized appreciation (depreciation)	4,641,030	1,689,670	1,143,972	28,114,957
Net increase in net assets resulting from operations	15,505,130	9,904,065	3,329,585	35,866,174
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(9,721,470)(b)	(1,724,103)	(13,883,070)(b)	(2,631,495)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	214,711,642	595,229,336	113,834,846	500,749,073
NET ASSETS
Total increase in net assets	220,495,302	603,409,298	103,281,361	533,983,752
Beginning of period	671,492,939	68,083,641	1,049,830,793	515,847,041
End of period	$891,988,241	$671,492,939	$1,153,112,154	$1,049,830,793

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.
Statements of Changes in Net Assets
18

Financial Highlights
(For a share outstanding throughout each period)

	iShares 1-3 Year International Treasury Bond ETF
	Six Months Ended 04/30/26 (unaudited)	Year Ended 10/31/25	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21
Net asset value, beginning of period	$75.03	$71.67	$67.41	$64.76	$80.31	$81.34
Net investment income (loss)(a)	0.72	1.45	1.72	0.89	(0.25)	(0.49)
Net realized and unrealized gain (loss)(b)	1.25	3.63	2.67	1.76	(14.29)	(0.54)
Net increase (decrease) from investment operations	1.97	5.08	4.39	2.65	(14.54)	(1.03)
Distributions from net investment income(c)	(1.09)(d)	(1.72)	(0.13)	—	(1.01)	—
Net asset value, end of period	$75.91	$75.03	$71.67	$67.41	$64.76	$80.31
Total Return(e)
Based on net asset value	2.66%(f)	7.36%	6.52%	4.09%	(18.32)%	(1.27)%
Ratios to Average Net Assets(g)
Total expenses	0.35%(h)	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	1.92%(h)	1.93%	2.43%	1.28%	(0.35)%	(0.59)%
Supplemental Data
Net assets, end of period (000)	$891,988	$671,493	$68,084	$74,152	$55,043	$76,292
Portfolio turnover rate(i)	42%	78%	77%	89%	69%	60%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
19
2026 iShares Semi-Annual Financial Statements and Additional Information

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares International Treasury Bond ETF
	Six Months Ended 04/30/26 (unaudited)	Year Ended 10/31/25	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21
Net asset value, beginning of period	$42.16	$40.14	$36.78	$36.88	$51.00	$52.95
Net investment income(a)	0.50	0.91	0.70	0.50	0.11	0.08
Net realized and unrealized gain (loss)(b)	(0.21)	1.34	2.66	(0.56)	(14.03)	(2.03)
Net increase (decrease) from investment operations	0.29	2.25	3.36	(0.06)	(13.92)	(1.95)
Distributions(c)
From net investment income	(0.59)(d)	(0.23)	—	—	(0.20)	—
Return of capital	—	—	—	(0.04)	—	—
Total distributions	(0.59)	(0.23)	—	(0.04)	(0.20)	—
Net asset value, end of period	$41.86	$42.16	$40.14	$36.78	$36.88	$51.00
Total Return(e)
Based on net asset value	0.69%(f)	5.64%	9.14%	(0.14)%	(27.42)%	(3.68)%
Ratios to Average Net Assets(g)
Total expenses	0.35%(h)	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income	2.43%(h)	2.19%	1.78%	1.28%	0.26%	0.14%
Supplemental Data
Net assets, end of period (000)	$1,153,112	$1,049,831	$515,847	$1,064,779	$916,358	$1,183,210
Portfolio turnover rate(i)	20%	23%	27%	51%	24%	21%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights
20

Notes to Financial Statements (unaudited)
1. ORGANIZATION
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
iShares ETF	Diversification Classification
1-3 Year International Treasury Bond	Non-diversified
International Treasury Bond	Non-diversified
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Currency Translation: Each Fund's books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Cash: The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
Segment Reporting: The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within each Fund’s financial statements.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment  Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date.  U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund
21
2026 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds' investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
• Fixed-income investments and certain derivative instruments for which market quotations are readily available are generally valued using the last available bid price (including evaluated prices) provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots of securities in certain asset classes may trade at lower prices than institutional round lots, and the value ultimately realized when the securities are sold could differ from the prices used by a fund. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless BFA determines such method does not represent fair value.
• Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).  The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair  Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
• Level  2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets.  BFA is a California corporation indirectly owned by BlackRock, Inc. ("BlackRock"). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee of 0.35%, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund.
Sub-Adviser: BFA has entered into a sub-advisory agreement with BlackRock International Limited (the “Sub-Adviser”), an affiliate of BFA, under which BFA pays the Sub-Adviser for services it provides to the Funds.
Notes to Financial Statements
22

Notes to Financial Statements (unaudited) (continued)
Distributor: BlackRock Investments, LLC ("BRIL"), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.
Other Transactions: Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate.  The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
5. PURCHASES AND SALES
For the six months ended April 30, 2026, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
iShares ETF	Purchases	Sales
1-3 Year International Treasury Bond	$362,353,867	$309,498,888
International Treasury Bond	212,106,647	214,517,809
For the six months ended April 30, 2026, in-kind transactions were as follows:
iShares ETF	In-kind Purchases	In-kind Sales
1-3 Year International Treasury Bond	$178,615,418	$22,258,634
International Treasury Bond	153,288,123	41,295,252
6. INCOME TAX INFORMATION
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes.  It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of April 30, 2026, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
As of October 31, 2025, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:
iShares ETF	Non-Expiring Capital Loss Carryforwards(a)
1-3 Year International Treasury Bond	$(9,681,290)
International Treasury Bond	(93,539,629)

(a)	Amounts available to offset future realized capital gains.
As of April 30, 2026, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
1-3 Year International Treasury Bond	$876,934,142	$11,947,778	$(5,649,206)	$6,298,572
International Treasury Bond	1,172,396,669	21,672,760	(55,125,410)	(33,452,650)
23
2026 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
7. PRINCIPAL RISKS
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations.  Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Funds are not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Funds’ investments.
Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. The United Kingdom has withdrawn from the European Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. These events and actions have adversely affected, and may in the future adversely affect, the value and exchange rate of the Euro and may continue to significantly affect the economies of every country in Europe, including countries that do not use the Euro and non-European Union member states. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching.  In addition, Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region are impossible to predict, but have been, and may continue to be, significant and have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors.
The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates during a period of historically low interest rates. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Funds’ performance.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
8. CAPITAL SHARE TRANSACTIONS
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Notes to Financial Statements
24

Notes to Financial Statements (unaudited) (continued)
Transactions in capital shares were as follows:
	Six Months Ended 04/30/26		Year Ended 10/31/25
iShares ETF	Shares	Amount	Shares	Amount
1-3 Year International Treasury Bond
Shares sold	3,650,000	$278,187,512	8,200,000	$609,945,617
Shares redeemed	(850,000)	(63,475,870)	(200,000)	(14,716,281)
	2,800,000	$214,711,642	8,000,000	$595,229,336
International Treasury Bond
Shares sold	5,750,000	$243,506,216	23,350,000	$966,752,766
Shares redeemed	(3,100,000)	(129,671,370)	(11,300,000)	(466,003,693)
	2,650,000	$113,834,846	12,050,000	$500,749,073
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash.  Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars.  Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash.  Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, each Funds’ custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
9. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
25
2026 iShares Semi-Annual Financial Statements and Additional Information

Additional Information
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
 • Go to icsdelivery.com.
 • If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com.
Additional Information
26

Glossary of Terms Used in these Financial Statements

Currency Abbreviation
AUD	Australian Dollar
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	British Pound
ILS	Israeli Shekel
JPY	Japanese Yen
KRW	South Korean Won
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
27
2026 iShares Semi-Annual Financial Statements and Additional Information

Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by FTSE Fixed Income LLC, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

April 30, 2026

2026 Semi-Annual Financial Statements and Additional Information (Unaudited)

iShares Trust
• iShares iBonds Dec 2034 Term Treasury ETF | IBTP | NASDAQ
• iShares iBonds Dec 2044 Term Treasury ETF | IBGA | NASDAQ
• iShares iBonds Dec 2054 Term Treasury ETF | IBGK | NASDAQ

2

Schedule of Investments (unaudited)
April 30, 2026
iShares® iBonds® Dec 2034 Term Treasury ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
U.S. Government Obligations
U.S. Government Obligations — 98.3%
U.S. Treasury Notes/Bonds
3.88%, 08/15/34	$66,293	$64,329,717
4.00%, 02/15/34	66,014	64,843,184
4.25%, 11/15/34	66,378	66,046,210
4.38%, 05/15/34	66,306	66,717,823
		261,936,934
Total Investments — 98.3% (Cost: $263,360,084)		261,936,934
Other Assets Less Liabilities — 1.7%		4,546,637
Net Assets — 100.0%		$266,483,571
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/26	Shares Held at 04/30/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares(a)	$10,000	$—	$(10,000)(b)	$—	$—	$—	—	$8,405 (c)	$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
U.S. Government Obligations	$—	$261,936,934	$—	$261,936,934
See notes to financial statements.
3
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)
April 30, 2026
iShares® iBonds® Dec 2044 Term Treasury ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
U.S. Government Obligations
U.S. Government Obligations — 98.1%
U.S. Treasury Notes/Bonds
3.00%, 11/15/44	$9,249	$7,017,831
3.13%, 08/15/44	10,807	8,395,533
3.38%, 05/15/44	8,392	6,795,800
3.63%, 02/15/44	8,984	7,563,307
4.13%, 08/15/44	16,134	14,505,744
4.50%, 02/15/44	16,123	15,277,802
Security	Par (000)	Value
U.S. Government Obligations (continued)
4.63%, 05/15/44	$16,134	$15,509,587
4.63%, 11/15/44	16,129	15,466,349
		90,531,953
Total Investments — 98.1% (Cost: $93,096,061)		90,531,953
Other Assets Less Liabilities — 1.9%		1,725,334
Net Assets — 100.0%		$92,257,287
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/26	Shares Held at 04/30/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares(a)	$60,000	$—	$(60,000)(b)	$—	$—	$—	—	$3,362 (c)	$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
U.S. Government Obligations	$—	$90,531,953	$—	$90,531,953
See notes to financial statements.
Schedule of Investments
4

Schedule of Investments (unaudited)
April 30, 2026
iShares® iBonds® Dec 2054 Term Treasury ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
U.S. Government Obligations
U.S. Government Obligations — 98.0%
U.S. Treasury Notes/Bonds
4.25%, 02/15/54	$936	$827,848
4.25%, 08/15/54	937	828,364
4.50%, 11/15/54	936	863,792
4.63%, 05/15/54	936	881,606
		3,401,610
Total Investments — 98.0% (Cost: $3,648,149)		3,401,610
Other Assets Less Liabilities — 2.0%		69,523
Net Assets — 100.0%		$3,471,133
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/26	Shares Held at 04/30/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares(a)	$—	$—	$0 (b)	$—	$—	$—	—	$132	$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
U.S. Government Obligations	$—	$3,401,610	$—	$3,401,610
See notes to financial statements.
5
2026 iShares Semi-Annual Financial Statements and Additional Information

Statements of Assets and Liabilities (unaudited)
April 30, 2026

	iShares iBonds Dec 2034 Term Treasury ETF	iShares iBonds Dec 2044 Term Treasury ETF	iShares iBonds Dec 2054 Term Treasury ETF
ASSETS
Investments, at value—unaffiliated(a)	$261,936,934	$90,531,953	$3,401,610
Cash	4,034	656	340
Receivables:
Investments sold	837,486	357,071	13,473
Securities lending income—affiliated	—	26	—
Dividends—affiliated	504	213	6
Interest—unaffiliated	3,718,982	1,372,669	55,906
Total assets	266,497,940	92,262,588	3,471,335
LIABILITIES
Payables:
Investment advisory fees	14,369	5,301	202
Total liabilities	14,369	5,301	202
Commitments and contingent liabilities
NET ASSETS	$266,483,571	$92,257,287	$3,471,133
NET ASSETS CONSIST OF
Paid-in capital	$267,100,861	$95,123,021	$3,745,984
Accumulated loss	(617,290)	(2,865,734)	(274,851)
NET ASSETS	$266,483,571	$92,257,287	$3,471,133
NET ASSET VALUE
Shares outstanding	10,450,000	3,800,000	150,000
Net asset value	$25.50	$24.28	$23.14
Shares authorized	Unlimited	Unlimited	Unlimited
Par value	None	None	None
(a) Investments, at cost—unaffiliated	$263,360,084	$93,096,061	$3,648,149
See notes to financial statements.
Statements of Assets and Liabilities
6

Statements of Operations (unaudited)
Six Months Ended April 30, 2026

	iShares iBonds Dec 2034 Term Treasury ETF	iShares iBonds Dec 2044 Term Treasury ETF	iShares iBonds Dec 2054 Term Treasury ETF
INVESTMENT INCOME
Dividends—affiliated	$8,405	$3,336	$132
Interest—unaffiliated	4,710,072	2,046,579	82,215
Securities lending income—affiliated—net	—	26	—
Total investment income	4,718,477	2,049,941	82,347
EXPENSES
Investment advisory	80,087	30,636	1,228
Total expenses	80,087	30,636	1,228
Less:
Investment advisory fees waived	(200)	(83)	(3)
Total expenses after fees waived	79,887	30,553	1,225
Net investment income	4,638,590	2,019,388	81,122
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated	(68,975)	(73,341)	(5,185)
In-kind redemptions—unaffiliated(a)	724,576	—	—
	655,601	(73,341)	(5,185)
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated	(5,204,549)	(3,552,162)	(176,765)
	(5,204,549)	(3,552,162)	(176,765)
Net realized and unrealized loss	(4,548,948)	(3,625,503)	(181,950)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$89,642	$(1,606,115)	$(100,828)
(a) See Note 2 of the Notes to Financial Statements.
See notes to financial statements.
7
2026 iShares Semi-Annual Financial Statements and Additional Information

Statements of Changes in Net Assets

	iShares iBonds Dec 2034 Term Treasury ETF		iShares iBonds Dec 2044 Term Treasury ETF
	Six Months Ended 04/30/26 (unaudited)	Year Ended 10/31/25	Six Months Ended 04/30/26 (unaudited)	Year Ended 10/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$4,638,590	$4,847,776	$2,019,388	$2,730,192
Net realized gain (loss)	655,601	(312,442)	(73,341)	(467,261)
Net change in unrealized appreciation (depreciation)	(5,204,549)	4,274,209	(3,552,162)	1,401,111
Net increase (decrease) in net assets resulting from operations	89,642	8,809,543	(1,606,115)	3,664,042
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(4,468,532)(b)	(4,265,092)	(1,962,572)(b)	(2,482,272)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	52,555,088	179,435,577	16,143,266	63,287,402
NET ASSETS
Total increase in net assets	48,176,198	183,980,028	12,574,579	64,469,172
Beginning of period	218,307,373	34,327,345	79,682,708	15,213,536
End of period	$266,483,571	$218,307,373	$92,257,287	$79,682,708

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.
Statements of Changes in Net Assets
8

Statements of Changes in Net Assets(continued)

	iShares iBonds Dec 2054 Term Treasury ETF
	Six Months Ended 04/30/26 (unaudited)	Year Ended 10/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$81,122	$108,648
Net realized loss	(5,185)	(32,514)
Net change in unrealized appreciation (depreciation)	(176,765)	(43,434)
Net increase (decrease) in net assets resulting from operations	(100,828)	32,700
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(76,634)(b)	(121,740)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	1,210,893	—
NET ASSETS
Total increase (decrease) in net assets	1,033,431	(89,040)
Beginning of period	2,437,702	2,526,742
End of period	$3,471,133	$2,437,702

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.
9
2026 iShares Semi-Annual Financial Statements and Additional Information

Financial Highlights
(For a share outstanding throughout each period)

	iShares iBonds Dec 2034 Term Treasury ETF
	Six Months Ended 04/30/26 (unaudited)	Year Ended 10/31/25	Period From 06/11/24(a) to 10/31/24
Net asset value, beginning of period	$25.99	$25.43	$25.00
Net investment income(b)	0.52	1.07	0.40
Net realized and unrealized gain (loss)(c)	(0.50)	0.48	0.24
Net increase from investment operations	0.02	1.55	0.64
Distributions from net investment income(d)	(0.51)(e)	(0.99)	(0.21)
Net asset value, end of period	$25.50	$25.99	$25.43
Total Return(f)
Based on net asset value	0.07%(g)	6.24%	2.51%(g)
Ratios to Average Net Assets(h)
Total expenses	0.07%(i)	0.07%	0.07%(i)
Total expenses after fees waived	0.07%(i)	0.07%	0.07%(i)
Net investment income	4.05%(i)	4.20%	3.95%(i)
Supplemental Data
Net assets, end of period (000)	$266,484	$218,307	$34,327
Portfolio turnover rate(j)	1%	14%	61%
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f) Where applicable, assumes the reinvestment of distributions.
(g) Not annualized.
(h) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i) Annualized.
(j) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Statements of Changes in Net Assets
10

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares iBonds Dec 2044 Term Treasury ETF
	Six Months Ended 04/30/26 (unaudited)	Year Ended 10/31/25	Period From 06/11/24(a) to 10/31/24
Net asset value, beginning of period	$25.30	$25.36	$25.00
Net investment income(b)	0.57	1.14	0.44
Net realized and unrealized gain (loss)(c)	(1.03)	(0.11)	0.15
Net increase (decrease) from investment operations	(0.46)	1.03	0.59
Distributions from net investment income(d)	(0.56)(e)	(1.09)	(0.23)
Net asset value, end of period	$24.28	$25.30	$25.36
Total Return(f)
Based on net asset value	(1.83)%(g)	4.22%	2.32%(g)
Ratios to Average Net Assets(h)
Total expenses	0.07%(i)	0.07%	0.07%(i)
Total expenses after fees waived	0.07%(i)	0.07%	0.07%(i)
Net investment income	4.61%(i)	4.62%	4.37%(i)
Supplemental Data
Net assets, end of period (000)	$92,257	$79,683	$15,214
Portfolio turnover rate(j)	1%	19%	51%
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f) Where applicable, assumes the reinvestment of distributions.
(g) Not annualized.
(h) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i) Annualized.
(j) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
11
2026 iShares Semi-Annual Financial Statements and Additional Information

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares iBonds Dec 2054 Term Treasury ETF
	Six Months Ended 04/30/26 (unaudited)	Year Ended 10/31/25	Period From 06/11/24(a) to 10/31/24
Net asset value, beginning of period	$24.38	$25.27	$25.00
Net investment income(b)	0.54	1.09	0.42
Net realized and unrealized gain (loss)(c)	(1.24)	(0.76)	0.19
Net increase (decrease) from investment operations	(0.70)	0.33	0.61
Distributions(d)
From net investment income	(0.54)(e)	(1.09)	(0.34)
From net realized gain	—	(0.13)	—
Total distributions	(0.54)	(1.22)	(0.34)
Net asset value, end of period	$23.14	$24.38	$25.27
Total Return(f)
Based on net asset value	(2.89)%(g)	1.42%	2.39%(g)
Ratios to Average Net Assets(h)
Total expenses	0.07%(i)	0.07%	0.07%(i)
Total expenses after fees waived	0.07%(i)	0.07%	0.07%(i)
Net investment income	4.62%(i)	4.52%	4.19%(i)
Supplemental Data
Net assets, end of period (000)	$3,471	$2,438	$2,527
Portfolio turnover rate(j)	2%	28%	104%
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f) Where applicable, assumes the reinvestment of distributions.
(g) Not annualized.
(h) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i) Annualized.
(j) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Statements of Changes in Net Assets
12

Notes to Financial Statements (unaudited)
1. ORGANIZATION
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
iShares ETF	Diversification Classification
iBonds Dec 2034 Term Treasury	Diversified
iBonds Dec 2044 Term Treasury	Diversified
iBonds Dec 2054 Term Treasury	Diversified
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Cash: The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
Segment Reporting: The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within each Fund’s financial statements.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment  Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date.  U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds' investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
13
2026 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
• Fixed-income investments and certain derivative instruments for which market quotations are readily available are generally valued using the last available bid price (including evaluated prices) provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots of securities in certain asset classes may trade at lower prices than institutional round lots, and the value ultimately realized when the securities are sold could differ from the prices used by a fund. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless BFA determines such method does not represent fair value.
• Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).  The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair  Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
• Level  2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions.  The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. Government.  The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities.  The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day.  During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments.  The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.'s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss
Notes to Financial Statements
14

Notes to Financial Statements (unaudited) (continued)
if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets.  BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee of 0.07%, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund.
Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses, if any, is a fund’s total annual operating expenses. Total expenses as shown in the Statements of Operations does not include acquired fund fees and expenses.
BFA has contractually agreed to waive a portion of its investment advisory fee for each Fund through the termination date of such Fund, in an amount equal to acquired fund fees and expenses, if any, attributable to each Fund’s investments in other funds advised by BFA or its affiliates.
These amounts are included in investment advisory fees waived in the Statements of Operations. For the six months ended April 30, 2026, the amounts waived in investment advisory fees pursuant to these arrangements were as follows:
iShares ETF	Amounts Waived
iBonds Dec 2034 Term Treasury	$200
iBonds Dec 2044 Term Treasury	83
iBonds Dec 2054 Term Treasury	3
Distributor: BlackRock Investments, LLC ("BRIL"), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
Securities Lending: The U.S. Securities and Exchange Commission ("SEC") has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. ("BTC"), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions.  As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares ETF Complex in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
15
2026 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended April 30, 2026, the Funds paid BTC the following amounts for securities lending agent services:
iShares ETF	Amounts
iBonds Dec 2044 Term Treasury	$11
Trustees and Officers: Certain trustees and/or officers of the Company are directors and/or officers of BlackRock or its affiliates.
Other Transactions: Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate.  The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
6. PURCHASES AND SALES
For the six months ended April 30, 2026, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
	U.S. Government Securities
iShares ETF	Purchases	Sales
iBonds Dec 2034 Term Treasury	$3,000,580	$3,138,412
iBonds Dec 2044 Term Treasury	1,283,400	1,394,657
iBonds Dec 2054 Term Treasury	56,893	55,850
For the six months ended April 30, 2026, in-kind transactions were as follows:
iShares ETF	In-kind Purchases	In-kind Sales
iBonds Dec 2034 Term Treasury	$66,122,137	$14,167,963
iBonds Dec 2044 Term Treasury	15,918,778	—
iBonds Dec 2054 Term Treasury	1,191,510	—
7. INCOME TAX INFORMATION
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes.  It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of April 30, 2026, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
As of October 31, 2025, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:
iShares ETF	Non-Expiring Capital Loss Carryforwards(a)
iBonds Dec 2034 Term Treasury	$(614,480)
iBonds Dec 2044 Term Treasury	(585,964)
iBonds Dec 2054 Term Treasury	(30,837)

(a)	Amounts available to offset future realized capital gains.
Notes to Financial Statements
16

Notes to Financial Statements (unaudited) (continued)
As of April 30, 2026, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
iBonds Dec 2034 Term Treasury	$263,446,393	$—	$(1,509,459)	$(1,509,459)
iBonds Dec 2044 Term Treasury	93,100,559	—	(2,568,606)	(2,568,606)
iBonds Dec 2054 Term Treasury	3,654,141	—	(252,531)	(252,531)
8. PRINCIPAL RISKS
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations.  Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Funds are not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates during a period of historically low interest rates. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Funds’ performance.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
9. CAPITAL SHARE TRANSACTIONS
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
17
2026 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
Transactions in capital shares were as follows:
	Six Months Ended 04/30/26		Year Ended 10/31/25
iShares ETF	Shares	Amount	Shares	Amount
iBonds Dec 2034 Term Treasury
Shares sold	2,600,000	$66,950,690	7,300,000	$185,837,927
Shares redeemed	(550,000)	(14,395,602)	(250,000)	(6,402,350)
	2,050,000	$52,555,088	7,050,000	$179,435,577
iBonds Dec 2044 Term Treasury
Shares sold	650,000	$16,143,266	2,650,000	$65,783,321
Shares redeemed	—	—	(100,000)	(2,495,919)
	650,000	$16,143,266	2,550,000	$63,287,402
iBonds Dec 2054 Term Treasury
Shares sold	50,000	$1,210,893	—	$—
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash.  Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars.  Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash.  Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, each Funds’ custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
10. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Notes to Financial Statements
18

Additional Information
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
 • Go to icsdelivery.com.
 • If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com.
19
2026 iShares Semi-Annual Financial Statements and Additional Information

Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by ICE Data Indices, LLC, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

April 30, 2026

2026 Semi-Annual Financial Statements and Additional Information (Unaudited)

iShares Trust
• iShares iBonds Dec 2026 Term Corporate ETF | IBDR | NYSE Arca
• iShares iBonds Dec 2027 Term Corporate ETF | IBDS | NYSE Arca
• iShares iBonds Dec 2028 Term Corporate ETF | IBDT | NYSE Arca
• iShares iBonds Dec 2029 Term Corporate ETF | IBDU | NYSE Arca
• iShares iBonds Dec 2030 Term Corporate ETF | IBDV | NYSE Arca
• iShares iBonds Dec 2031 Term Corporate ETF | IBDW | NYSE Arca
• iShares iBonds Dec 2034 Term Corporate ETF | IBDZ | NYSE Arca

2

Schedule of Investments (unaudited)
April 30, 2026
iShares® iBonds® Dec 2026 Term Corporate ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Aerospace & Defense — 1.3%
Boeing Co.(The)
2.25%, 06/15/26	$4,379	$4,366,713
3.10%, 05/01/26	6,248	6,248,000
General Dynamics Corp.
1.15%, 06/01/26(a)	4,734	4,721,938
2.13%, 08/15/26(a)	4,710	4,684,110
L3Harris Technologies, Inc., 3.85%, 12/15/26(a)	5,595	5,580,982
RTX Corp.
2.65%, 11/01/26(a)	7,056	7,004,240
5.75%, 11/08/26	13,993	14,090,832
Spirit AeroSystems, Inc., 3.85%, 06/15/26	1,875	1,869,044
		48,565,859
Agriculture — 1.1%
Altria Group, Inc., 2.63%, 09/16/26	5,257	5,227,447
Archer-Daniels-Midland Co., 2.50%, 08/11/26(a)	10,217	10,169,311
BAT Capital Corp., 3.22%, 09/06/26	9,723	9,690,793
Bunge Ltd. Finance Corp., 3.25%, 08/15/26(a)	7,027	7,003,689
Philip Morris International, Inc., 0.88%, 05/01/26	6,878	6,878,000
		38,969,240
Airlines — 0.2%
American Airlines Pass-Through Trust, Series 2014-1, Class A, 3.70%, 04/01/28	2,175	2,164,399
Southwest Airlines Co., 3.00%, 11/15/26(a)	2,194	2,175,099
United Airlines Pass-Through Trust, Series 2014-2, Class A, 3.75%, 03/03/28(a)	2,463	2,458,561
		6,798,059
Apparel — 0.3%
NIKE, Inc., 2.38%, 11/01/26(a)	10,142	10,059,838
Auto Manufacturers — 5.1%
American Honda Finance Corp.
1.30%, 09/09/26	7,500	7,420,063
2.30%, 09/09/26(a)	4,650	4,614,662
4.40%, 10/05/26	7,331	7,333,681
5.25%, 07/07/26(a)	9,620	9,633,921
Ford Motor Co., 4.35%, 12/08/26(a)	15,743	15,694,042
Ford Motor Credit Co. LLC
2.70%, 08/10/26(a)	15,205	15,122,757
4.54%, 08/01/26	6,636	6,634,007
5.13%, 11/05/26	13,201	13,218,681
6.95%, 06/10/26	9,927	9,930,715
General Motors Financial Co., Inc.
1.50%, 06/10/26	12,988	12,948,615
4.00%, 10/06/26(a)	9,019	9,006,216
PACCAR Financial Corp.
1.10%, 05/11/26(a)	2,317	2,315,004
5.05%, 08/10/26(a)	3,669	3,676,989
5.20%, 11/09/26(a)	5,681	5,712,944
Series R, 4.50%, 11/25/26(a)	3,702	3,707,231
Toyota Motor Corp., 5.28%, 07/13/26(a)	4,639	4,644,609
Toyota Motor Credit Corp.
1.13%, 06/18/26(a)	9,719	9,681,121
4.45%, 05/18/26(a)	12,811	12,811,482
4.55%, 08/07/26(a)	7,463	7,470,017
5.00%, 08/14/26(a)	6,554	6,570,392
5.20%, 05/15/26	6,509	6,510,819
5.40%, 11/20/26(a)	9,908	9,976,228
		184,634,196
Security	Par (000)	Value
Banks — 26.9%
Bank of America Corp.
4.25%, 10/22/26(a)	$22,789	$22,789,584
6.22%, 09/15/26(a)	4,050	4,076,740
Bank of America N.A., 5.53%, 08/18/26	19,680	19,735,798
Bank of Montreal
1.25%, 09/15/26(a)	13,809	13,660,533
5.27%, 12/11/26	11,050	11,126,043
5.30%, 06/05/26	11,497	11,509,005
Bank of New York Mellon Corp.(The)
1.05%, 10/15/26(a)	4,625	4,565,079
2.45%, 08/17/26(a)	7,105	7,069,082
2.80%, 05/04/26	6,739	6,739,000
Bank of Nova Scotia(The)
1.30%, 09/15/26(a)	9,079	8,986,049
1.35%, 06/24/26(a)	7,157	7,126,877
2.70%, 08/03/26(a)	14,634	14,582,737
5.35%, 12/07/26	11,781	11,865,939
Barclays PLC, 5.20%, 05/12/26	17,663	17,666,854
BPCE SA, 3.38%, 12/02/26	6,257	6,226,484
Canadian Imperial Bank of Commerce
1.25%, 06/22/26	8,199	8,165,326
5.62%, 07/17/26(a)	4,188	4,200,768
5.93%, 10/02/26(a)	8,209	8,263,214
Citibank N.A.
4.93%, 08/06/26(a)	14,022	14,040,079
5.49%, 12/04/26	22,053	22,204,510
Citigroup, Inc.
3.20%, 10/21/26	32,614	32,463,736
3.40%, 05/01/26	17,097	17,097,000
4.30%, 11/20/26	9,957	9,962,548
Citizens Financial Group, Inc., 2.85%, 07/27/26	4,694	4,676,046
Commonwealth Bank of Australia/New York, 4.58%, 11/27/26(a)	14,442	14,479,247
Cooperatieve Rabobank UA, 3.75%, 07/21/26	14,710	14,684,042
Cooperatieve Rabobank UA/New York
4.33%, 08/28/26(a)	4,944	4,947,973
5.50%, 10/05/26	6,873	6,913,329
Goldman Sachs Group, Inc. (The), 3.50%, 11/16/26	27,638	27,526,788
HSBC Holdings PLC
3.90%, 05/25/26(a)	13,958	13,955,229
4.38%, 11/23/26(a)	7,800	7,796,999
JPMorgan Chase & Co.
2.95%, 10/01/26(a)	28,767	28,649,167
3.20%, 06/15/26	16,521	16,504,071
4.13%, 12/15/26(a)	20,805	20,799,926
7.63%, 10/15/26	4,769	4,843,632
JPMorgan Chase Bank N.A., 5.11%, 12/08/26(a)	26,324	26,453,065
Keybank National Association, 3.40%, 05/20/26(a)	5,280	5,276,656
Mitsubishi UFJ Financial Group, Inc., 2.76%, 09/13/26(a)	9,958	9,900,770
Mizuho Financial Group, Inc., 2.84%, 09/13/26(a)	9,707	9,655,101
Morgan Stanley
3.13%, 07/27/26	32,633	32,547,421
4.35%, 09/08/26	24,163	24,148,406
6.25%, 08/09/26(a)	7,173	7,211,302
Morgan Stanley Bank N.A., 5.88%, 10/30/26	16,093	16,215,691
National Australia Bank Ltd./New York, 2.50%, 07/12/26(a)	12,205	12,165,001
3
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® iBonds® Dec 2026 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
PNC Financial Services Group, Inc.(The)
1.15%, 08/13/26(a)	$6,819	$6,761,338
2.60%, 07/23/26(a)	9,666	9,630,692
Royal Bank of Canada
1.15%, 07/14/26	7,574	7,530,311
1.40%, 11/02/26(a)	9,188	9,063,447
5.20%, 07/20/26	10,203	10,227,646
Santander Holdings USA, Inc., 3.24%, 10/05/26	9,939	9,892,047
State Street Bank & Trust Co., 4.59%, 11/25/26	11,280	11,309,634
State Street Corp.
2.65%, 05/19/26	8,086	8,074,587
5.27%, 08/03/26(a)	11,524	11,548,355
Sumitomo Mitsui Financial Group, Inc.
1.40%, 09/17/26	19,943	19,742,402
2.63%, 07/14/26	19,827	19,758,975
3.01%, 10/19/26(a)	15,710	15,613,737
5.88%, 07/13/26	8,411	8,437,534
Toronto-Dominion Bank(The)
1.20%, 06/03/26	11,508	11,478,901
1.25%, 09/10/26	13,551	13,404,993
5.26%, 12/11/26	4,870	4,902,542
5.53%, 07/17/26(a)	20,006	20,066,573
Truist Bank
3.30%, 05/15/26	5,815	5,811,411
3.80%, 10/30/26(a)	8,859	8,840,991
U.S. Bancorp, Series V, 2.38%, 07/22/26(a)	13,303	13,254,714
UBS AG/London, 1.25%, 06/01/26(a)	9,498	9,476,640
UBS AG/Stamford CT, 1.25%, 08/07/26(a)	13,425	13,323,720
Wachovia Corp., 7.57%, 08/01/26(b)	1,921	1,934,161
Wells Fargo & Co.
3.00%, 10/23/26	29,883	29,727,620
4.10%, 06/03/26	18,633	18,628,538
Wells Fargo Bank NA
5.25%, 12/11/26(a)	19,684	19,807,079
5.45%, 08/07/26	19,322	19,364,444
Westpac Banking Corp.
1.15%, 06/03/26	13,024	12,989,328
2.70%, 08/19/26(a)	11,867	11,817,193
2.85%, 05/13/26	12,985	12,977,997
4.60%, 10/20/26	7,549	7,573,607
		976,444,004
Beverages — 1.5%
Constellation Brands, Inc., 3.70%, 12/06/26	6,086	6,064,072
Diageo Capital PLC, 5.38%, 10/05/26(a)	8,826	8,861,344
Keurig Dr Pepper, Inc., 2.55%, 09/15/26(a)	3,800	3,773,721
Molson Coors Beverage Co., 3.00%, 07/15/26(a)	19,813	19,754,632
PepsiCo, Inc.
2.38%, 10/06/26	9,679	9,604,973
5.13%, 11/10/26(a)	8,007	8,041,311
		56,100,053
Biotechnology — 0.5%
Amgen, Inc., 2.60%, 08/19/26(a)	13,609	13,539,651
Illumina, Inc., 4.65%, 09/09/26	4,620	4,621,260
		18,160,911
Building Materials — 0.1%
Owens Corning, 3.40%, 08/15/26(a)	3,707	3,693,712
Chemicals — 0.7%
Ecolab, Inc., 2.70%, 11/01/26	8,749	8,689,510
EIDP, Inc., 4.50%, 05/15/26	5,233	5,232,950
Security	Par (000)	Value
Chemicals (continued)
Nutrien Ltd., 4.00%, 12/15/26(a)	$5,758	$5,746,688
Westlake Corp., 3.60%, 08/15/26(a)	5,445	5,437,809
		25,106,957
Commercial Services — 0.5%
PayPal Holdings, Inc., 2.65%, 10/01/26	12,976	12,895,146
TR Finance LLC, 3.35%, 05/15/26	3,835	3,832,819
		16,727,965
Computers — 3.2%
Apple, Inc.
2.05%, 09/11/26	19,762	19,614,872
2.45%, 08/04/26	21,831	21,738,667
CGI, Inc., 1.45%, 09/14/26	5,293	5,239,505
Dell International LLC/EMC Corp., 4.90%, 10/01/26(a)	17,164	17,190,491
DXC Technology Co., 1.80%, 09/15/26(a)	3,934	3,893,147
Hewlett Packard Enterprise Co., 4.45%, 09/25/26(a)	12,780	12,794,884
HP, Inc., 1.45%, 06/17/26(a)	5,084	5,064,969
International Business Machines Corp., 3.30%, 05/15/26	25,885	25,875,439
Kyndryl Holdings, Inc., 2.05%, 10/15/26(a)	5,859	5,783,933
		117,195,907
Cosmetics & Personal Care — 0.5%
Conopco, Inc., Series E, 7.25%, 12/15/26	2,258	2,297,134
Procter & Gamble Co. (The), 2.45%, 11/03/26	10,656	10,575,522
Unilever Capital Corp., 2.00%, 07/28/26	5,981	5,952,427
		18,825,083
Diversified Financial Services — 4.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 2.45%, 10/29/26	37,693	37,369,827
Aircastle Ltd., 4.25%, 06/15/26	6,743	6,739,140
American Express Co., 1.65%, 11/04/26(a)	10,702	10,574,465
Ameriprise Financial, Inc., 2.88%, 09/15/26(a)	5,545	5,518,387
Brookfield Finance, Inc., 4.25%, 06/02/26(a)	4,456	4,453,588
Capital One Financial Corp., 3.75%, 07/28/26(a)	14,486	14,460,488
Charles Schwab Corp.(The)
1.15%, 05/13/26	8,939	8,929,351
5.88%, 08/24/26(a)	10,612	10,654,257
Mastercard, Inc., 2.95%, 11/21/26	7,692	7,643,789
Nasdaq, Inc., 3.85%, 06/30/26(a)	5,523	5,516,430
Nomura Holdings, Inc., 1.65%, 07/14/26	12,521	12,454,068
Sumisho Air Lease Corp.
1.88%, 08/15/26	11,675	11,583,122
3.75%, 06/01/26	7,118	7,113,082
5.30%, 06/25/26	5,985	5,988,960
Synchrony Financial, 3.70%, 08/04/26	4,720	4,711,369
Voya Financial, Inc., 3.65%, 06/15/26	3,857	3,853,489
		157,563,812
Electric — 6.0%
AEP Transmission Co. LLC, 3.10%, 12/01/26(a)	4,373	4,345,584
Algonquin Power & Utilities Corp., 5.37%, 06/15/26(b)	10,958	10,964,660
Ameren Corp., 5.70%, 12/01/26	7,639	7,694,162
Baltimore Gas & Electric Co., 2.40%, 08/15/26(a)	3,574	3,554,966
CenterPoint Energy Houston Electric LLC, Series Z, 2.40%, 09/01/26(a)	2,197	2,183,968
CenterPoint Energy, Inc., 1.45%, 06/01/26(a)	5,226	5,214,148
Cleco Corporate Holdings LLC, 3.74%, 05/01/26	3,391	3,391,000
CMS Energy Corp., 3.00%, 05/15/26	2,906	2,904,725
Commonwealth Edison Co., 2.55%, 06/15/26	4,303	4,296,206
Schedule of Investments
4

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® iBonds® Dec 2026 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Dominion Energy, Inc., Series D, 2.85%, 08/15/26(a)	$4,483	$4,465,647
DTE Electric Co., 4.85%, 12/01/26(a)	4,971	4,996,955
DTE Energy Co., 2.85%, 10/01/26	7,020	6,980,251
Duke Energy Carolinas LLC, 2.95%, 12/01/26(a)	5,257	5,223,694
Duke Energy Corp., 2.65%, 09/01/26	16,818	16,726,294
Emera U.S. Finance LP, 3.55%, 06/15/26(a)	7,234	7,221,078
Enel Americas SA, 4.00%, 10/25/26(a)	6,980	6,961,028
Entergy Corp., 2.95%, 09/01/26(a)	6,871	6,840,972
Entergy Louisiana LLC, 2.40%, 10/01/26	4,824	4,792,056
Evergy Kansas Central, Inc., 2.55%, 07/01/26(a)	3,574	3,564,228
Eversource Energy
4.75%, 05/15/26	3,758	3,758,675
Series U, 1.40%, 08/15/26(a)	2,912	2,886,900
Florida Power & Light Co., 4.45%, 05/15/26	6,131	6,131,489
Fortis, Inc./Canada, 3.06%, 10/04/26	12,541	12,459,095
ITC Holdings Corp., 3.25%, 06/30/26	3,867	3,859,649
National Rural Utilities Cooperative Finance Corp.
1.00%, 06/15/26(a)	5,841	5,820,493
5.60%, 11/13/26(a)	4,057	4,085,070
PPL Capital Funding, Inc., 3.10%, 05/15/26	5,452	5,448,711
Public Service Electric & Gas Co., 2.25%, 09/15/26(a)	4,172	4,144,526
San Diego Gas & Electric Co., 2.50%, 05/15/26	3,840	3,838,378
Sempra, 5.40%, 08/01/26(a)	6,015	6,026,341
Sierra Pacific Power Co., 2.60%, 05/01/26	3,226	3,226,000
Southern California Edison Co.
4.40%, 09/06/26(a)	3,915	3,916,642
4.90%, 06/01/26(a)	3,765	3,765,276
Southern Co. (The), 3.25%, 07/01/26(a)	17,723	17,696,387
Southwestern Electric Power Co., Series K, 2.75%, 10/01/26(a)	4,054	4,029,373
Virginia Electric & Power Co., Series B, 2.95%, 11/15/26(a)	4,046	4,019,864
WEC Energy Group, Inc., 5.60%, 09/12/26(a)	4,611	4,629,198
Xcel Energy, Inc., 3.35%, 12/01/26	5,173	5,145,829
		217,209,518
Electrical Components & Equipment — 0.2%
Emerson Electric Co., 0.88%, 10/15/26(a)	7,454	7,350,120
Electronics — 0.8%
Fortive Corp., 3.15%, 06/15/26(a)	8,682	8,668,791
Honeywell International, Inc., 2.50%, 11/01/26	15,663	15,521,956
TD SYNNEX Corp., 1.75%, 08/09/26	6,705	6,653,335
		30,844,082
Environmental Control — 0.4%
Republic Services, Inc., 2.90%, 07/01/26(a)	4,758	4,746,755
Veralto Corp., 5.50%, 09/18/26	8,171	8,198,667
		12,945,422
Food — 1.5%
Conagra Brands, Inc., 5.30%, 10/01/26	5,183	5,199,049
Flowers Foods, Inc., 3.50%, 10/01/26(a)	4,828	4,803,047
Hershey Co. (The), 2.30%, 08/15/26	4,611	4,585,309
Ingredion, Inc., 3.20%, 10/01/26(a)	4,819	4,797,996
Kraft Heinz Foods Co., 3.00%, 06/01/26	18,923	18,898,117
Kroger Co. (The), 2.65%, 10/15/26(a)	7,470	7,416,186
Sysco Corp., 3.30%, 07/15/26	9,597	9,576,650
		55,276,354
Gas — 0.3%
National Fuel Gas Co., 5.50%, 10/01/26	2,268	2,277,417
Security	Par (000)	Value
Gas (continued)
Southern California Gas Co., Series TT, 2.60%, 06/15/26	$5,079	$5,071,987
Southern Co. Gas Capital Corp., 3.25%, 06/15/26(a)	2,974	2,969,469
		10,318,873
Health Care - Products — 1.1%
Abbott Laboratories, 3.75%, 11/30/26(a)	16,403	16,375,269
Agilent Technologies, Inc., 3.05%, 09/22/26(a)	3,728	3,710,676
Baxter International, Inc., 2.60%, 08/15/26(a)	2,560	2,545,690
Thermo Fisher Scientific, Inc.
4.95%, 08/10/26	5,240	5,248,871
5.00%, 12/05/26	11,139	11,185,882
		39,066,388
Health Care - Services — 1.7%
Elevance Health, Inc., 4.50%, 10/30/26(a)	3,690	3,692,913
HCA, Inc.
5.25%, 06/15/26	15,789	15,799,725
5.38%, 09/01/26	9,904	9,911,661
Laboratory Corp. of America Holdings, 1.55%, 06/01/26	4,993	4,978,188
Providence St. Joseph Health Obligated Group, Series H, 2.75%, 10/01/26	2,159	2,139,673
Quest Diagnostics, Inc., 3.45%, 06/01/26(a)	4,483	4,477,767
UnitedHealth Group, Inc.
1.15%, 05/15/26	9,627	9,614,816
4.75%, 07/15/26(a)	6,271	6,277,021
Universal Health Services, Inc., 1.65%, 09/01/26(a)	6,104	6,046,770
		62,938,534
Holding Companies - Diversified — 1.8%
Ares Capital Corp., 2.15%, 07/15/26	10,057	10,003,070
Bain Capital Specialty Finance, Inc., 2.55%, 10/13/26(a)	2,515	2,486,762
Barings BDC, Inc., 3.30%, 11/23/26(a)	3,339	3,303,726
Blackstone Private Credit Fund, 2.63%, 12/15/26(a)	12,938	12,748,179
Blackstone Secured Lending Fund, 2.75%, 09/16/26	8,010	7,942,510
Blue Owl Capital Corp., 3.40%, 07/15/26(a)	9,613	9,577,159
Blue Owl Capital Corp. II, 8.45%, 11/15/26	2,685	2,718,753
Blue Owl Credit Income Corp., 3.13%, 09/23/26(a)	4,060	4,015,895
Golub Capital BDC, Inc., 2.50%, 08/24/26	5,591	5,542,936
Main Street Capital Corp., 3.00%, 07/14/26(a)	3,911	3,893,850
Sixth Street Specialty Lending, Inc., 2.50%, 08/01/26(a)	3,601	3,572,700
		65,805,540
Home Builders — 0.3%
DR Horton, Inc., 1.30%, 10/15/26(a)	6,056	5,978,066
Lennar Corp., 5.25%, 06/01/26	3,251	3,249,174
		9,227,240
Insurance — 1.2%
Aflac, Inc., 2.88%, 10/15/26(a)	2,279	2,265,388
Allstate Corp. (The), 3.28%, 12/15/26(a)	5,698	5,667,311
Arch Capital Finance LLC, 4.01%, 12/15/26	4,905	4,891,336
Chubb INA Holdings LLC, 3.35%, 05/03/26	13,038	13,038,000
Lincoln National Corp., 3.63%, 12/12/26(a)	4,378	4,358,132
Old Republic International Corp., 3.88%, 08/26/26(a)	5,608	5,597,974
Principal Financial Group, Inc., 3.10%, 11/15/26	3,563	3,542,186
5
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® iBonds® Dec 2026 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
Reinsurance Group of America, Inc., 3.95%, 09/15/26(a)	$5,006	$4,995,290
		44,355,617
Internet — 2.0%
Alphabet, Inc., 2.00%, 08/15/26	20,328	20,199,712
Amazon.com, Inc., 1.00%, 05/12/26	23,795	23,761,620
Booking Holdings, Inc., 3.60%, 06/01/26(a)	10,560	10,552,791
eBay, Inc., 1.40%, 05/10/26	6,489	6,482,855
Netflix, Inc., 4.38%, 11/15/26(a)	10,650	10,664,206
		71,661,184
Lodging — 0.6%
Las Vegas Sands Corp., 3.50%, 08/18/26(a)	9,668	9,639,564
Marriott International, Inc./MD
5.45%, 09/15/26(a)	4,161	4,174,023
Series R, 3.13%, 06/15/26(a)	8,059	8,044,894
		21,858,481
Machinery — 2.0%
Caterpillar Financial Services Corp.
1.15%, 09/14/26(a)	4,798	4,748,426
2.40%, 08/09/26(a)	2,088	2,077,368
4.35%, 05/15/26	12,532	12,533,561
4.45%, 10/16/26(a)	7,772	7,785,834
CNH Industrial Capital LLC, 1.45%, 07/15/26	5,673	5,637,984
John Deere Capital Corp.
1.05%, 06/17/26(a)	5,242	5,221,475
1.30%, 10/13/26(a)	3,126	3,087,148
2.25%, 09/14/26(a)	3,678	3,652,690
2.65%, 06/10/26(a)	3,650	3,644,108
4.75%, 06/08/26(a)	5,810	5,814,330
5.15%, 09/08/26(a)	5,155	5,174,719
Westinghouse Air Brake Technologies Corp., 3.45%, 11/15/26	7,530	7,494,467
Xylem, Inc./New York, 3.25%, 11/01/26(a)	4,809	4,787,227
		71,659,337
Manufacturing — 0.5%
3M Co., 2.25%, 09/19/26(a)	7,577	7,522,942
Illinois Tool Works, Inc., 2.65%, 11/15/26(a)	9,759	9,691,071
		17,214,013
Media — 0.4%
TWDC Enterprises 18 Corp., 1.85%, 07/30/26(a)	10,592	10,529,481
Walt Disney Co. (The), 3.38%, 11/15/26	4,334	4,317,543
		14,847,024
Mining — 0.3%
BHP Billiton Finance USA Ltd., 5.25%, 09/08/26(a)	10,331	10,366,606
Office & Business Equipment — 0.3%
CDW LLC/CDW Finance Corp., 2.67%, 12/01/26(a)	10,220	10,116,813
Oil & Gas — 2.2%
Chevron Corp., 2.95%, 05/16/26	19,015	19,005,805
Diamondback Energy, Inc., 3.25%, 12/01/26	8,794	8,749,210
Exxon Mobil Corp., 2.28%, 08/16/26	10,368	10,317,083
Marathon Petroleum Corp., 5.13%, 12/15/26(a)	7,318	7,346,376
Phillips 66 Co., 3.55%, 10/01/26(a)	4,604	4,592,854
Shell International Finance BV
2.50%, 09/12/26(a)	10,378	10,317,570
2.88%, 05/10/26	16,686	16,680,694
Valero Energy Corp., 3.40%, 09/15/26(a)	4,089	4,075,399
		81,084,991
Security	Par (000)	Value
Oil & Gas Services — 0.2%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc., 2.06%, 12/15/26	$7,176	$7,089,380
Packaging & Containers — 0.1%
Sonoco Products Co., 4.45%, 09/01/26	4,689	4,689,836
Pharmaceuticals — 5.0%
AbbVie, Inc.
2.95%, 11/21/26(a)	41,578	41,326,998
3.20%, 05/14/26	17,842	17,834,740
Astrazeneca Finance LLC, 1.20%, 05/28/26(a)	11,351	11,325,023
Bristol-Myers Squibb Co., 3.20%, 06/15/26	12,360	12,344,435
Cardinal Health, Inc., 4.70%, 11/15/26	5,619	5,630,915
CVS Health Corp.
2.88%, 06/01/26(a)	16,982	16,958,864
3.00%, 08/15/26	8,388	8,351,937
McKesson Corp., 1.30%, 08/15/26(a)	4,631	4,592,811
Pfizer, Inc.
2.75%, 06/03/26(a)	12,320	12,303,062
3.00%, 12/15/26	16,856	16,768,583
Shire Acquisitions Investments Ireland DAC, 3.20%, 09/23/26	16,112	16,039,336
Utah Acquisition Sub, Inc., 3.95%, 06/15/26(a)	17,151	17,130,715
		180,607,419
Pipelines — 1.8%
Enbridge, Inc.
1.60%, 10/04/26	5,206	5,151,663
4.25%, 12/01/26	7,712	7,710,436
5.90%, 11/15/26	7,753	7,811,806
Energy Transfer LP
3.90%, 07/15/26(a)	5,266	5,261,785
6.05%, 12/01/26(a)	10,730	10,827,128
Kinder Morgan, Inc., 1.75%, 11/15/26	5,008	4,943,886
ONEOK, Inc., 5.55%, 11/01/26	8,068	8,112,398
Plains All American Pipeline LP/PAA Finance Corp., 4.50%, 12/15/26	8,968	8,975,572
Spectra Energy Partners LP, 3.38%, 10/15/26	6,133	6,110,487
		64,905,161
Real Estate Investment Trusts — 4.6%
American Tower Corp.
1.45%, 09/15/26	6,880	6,805,286
3.38%, 10/15/26(a)	9,917	9,876,816
AvalonBay Communities, Inc.
2.90%, 10/15/26(a)	2,160	2,147,017
2.95%, 05/11/26	4,103	4,101,818
Boston Properties LP, 2.75%, 10/01/26	10,574	10,499,272
Brixmor Operating Partnership LP, 4.13%, 06/15/26	6,115	6,110,179
Camden Property Trust, 5.85%, 11/03/26	4,754	4,786,653
Crown Castle, Inc.
1.05%, 07/15/26(a)	10,530	10,459,163
3.70%, 06/15/26	7,753	7,744,071
CubeSmart LP, 3.13%, 09/01/26	2,169	2,157,469
EPR Properties, 4.75%, 12/15/26	5,038	5,035,308
Equinix, Inc.
1.45%, 05/15/26	5,827	5,819,307
2.90%, 11/18/26	6,693	6,642,845
ERP Operating LP, 2.85%, 11/01/26(a)	5,610	5,574,297
Extra Space Storage LP, 3.50%, 07/01/26	5,942	5,933,352
Healthcare Realty Holdings LP, 3.50%, 08/01/26(a)	6,018	6,002,144
Healthpeak OP LLC, 3.25%, 07/15/26	7,050	7,033,344
Schedule of Investments
6

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® iBonds® Dec 2026 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
Kimco Realty OP LLC, 2.80%, 10/01/26(a)	$4,743	$4,715,335
Kite Realty Group LP, 4.00%, 10/01/26(a)	2,200	2,194,076
Mid-America Apartments LP, 1.10%, 09/15/26	2,330	2,302,554
NNN REIT, Inc., 3.60%, 12/15/26(a)	4,477	4,455,728
Prologis LP, 3.25%, 10/01/26(a)	4,295	4,279,452
Public Storage Operating Co., 1.50%, 11/09/26(a)	7,890	7,789,895
Realty Income Corp.
4.13%, 10/15/26	6,676	6,674,731
4.88%, 06/01/26	5,967	5,966,513
Simon Property Group LP, 3.25%, 11/30/26(a)	7,650	7,614,835
Tanger Properties LP, 3.13%, 09/01/26(a)	2,661	2,646,175
UDR, Inc., 2.95%, 09/01/26(a)	3,528	3,510,654
Ventas Realty LP, 3.25%, 10/15/26	4,378	4,355,856
WP Carey, Inc., 4.25%, 10/01/26(a)	4,555	4,550,584
		167,784,729
Retail — 2.2%
AutoZone, Inc., 5.05%, 07/15/26	3,382	3,384,349
Home Depot, Inc.(The)
2.13%, 09/15/26	9,740	9,670,989
4.95%, 09/30/26	6,905	6,925,055
5.15%, 06/25/26(a)	15,655	15,677,281
O'Reilly Automotive, Inc., 5.75%, 11/20/26(a)	7,665	7,721,534
Starbucks Corp., 2.45%, 06/15/26(a)	5,355	5,341,726
TJX Companies, Inc. (The), 2.25%, 09/15/26	10,412	10,340,974
Walmart, Inc.
1.05%, 09/17/26(a)	12,766	12,622,339
3.05%, 07/08/26(a)	7,608	7,593,738
		79,277,985
Semiconductors — 1.9%
Advanced Micro Devices, Inc., 4.21%, 09/24/26	8,519	8,518,677
Analog Devices, Inc., 3.50%, 12/05/26(a)	9,370	9,336,663
Broadcom, Inc., 3.46%, 09/15/26(a)	10,302	10,272,950
Intel Corp., 2.60%, 05/19/26	8,619	8,612,927
NVIDIA Corp., 3.20%, 09/16/26	10,657	10,635,164
Skyworks Solutions, Inc., 1.80%, 06/01/26	5,082	5,069,981
Texas Instruments, Inc., 1.13%, 09/15/26(a)	4,767	4,718,083
TSMC Arizona Corp., 1.75%, 10/25/26(a)	13,385	13,220,632
		70,385,077
Software — 3.7%
Broadridge Financial Solutions, Inc., 3.40%, 06/27/26(a)	5,192	5,180,995
Concentrix Corp., 6.65%, 08/02/26	2,008	2,011,669
Fiserv, Inc., 3.20%, 07/01/26	19,903	19,864,876
Intuit, Inc., 5.25%, 09/15/26	8,532	8,552,728
Microsoft Corp.
2.40%, 08/08/26(a)	38,788	38,633,283
3.40%, 09/15/26(a)	6,382	6,368,604
Oracle Corp., 2.65%, 07/15/26	29,282	29,177,521
Roper Technologies, Inc., 3.80%, 12/15/26(a)	8,520	8,495,397
VMware LLC, 1.40%, 08/15/26	15,495	15,370,606
		133,655,679
Security	Par (000)	Value
Telecommunications — 0.7%
AT&T, Inc., 2.95%, 07/15/26(a)	$3,214	$3,206,860
Cisco Systems, Inc., 2.50%, 09/20/26(a)	15,467	15,377,301
Rogers Communications, Inc., 2.90%, 11/15/26(a)	5,515	5,474,321
		24,058,482
Toys, Games & Hobbies — 0.1%
Hasbro, Inc., 3.55%, 11/19/26(a)	5,301	5,279,672
Transportation — 1.1%
Canadian Pacific Railway Co., 1.75%, 12/02/26(a)	11,789	11,626,786
CSX Corp., 2.60%, 11/01/26	6,977	6,919,556
GXO Logistics, Inc., 1.65%, 07/15/26	3,900	3,872,504
Norfolk Southern Corp., 2.90%, 06/15/26(a)	7,341	7,328,988
Ryder System, Inc.
1.75%, 09/01/26	2,646	2,623,140
2.90%, 12/01/26(a)	2,933	2,907,048
United Parcel Service, Inc., 2.40%, 11/15/26(a)	4,756	4,715,127
		39,993,149
Trucking & Leasing — 0.1%
GATX Corp., 3.25%, 09/15/26	3,550	3,533,290
Venture Capital — 0.1%
Hercules Capital, Inc., 2.63%, 09/16/26	2,341	2,314,553
Total Long-Term Investments — 91.4% (Cost: $3,317,523,121)		3,316,566,145
	Shares
Short-Term Securities
Money Market Funds — 12.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.83%(c)(d)(e)	166,917,130	166,967,205
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.61%(c)(d)	280,510,000	280,510,000
Total Short-Term Securities — 12.3% (Cost: $447,441,057)		447,477,205
Total Investments — 103.7% (Cost: $3,764,964,178)		3,764,043,350
Liabilities in Excess of Other Assets — (3.7)%		(134,163,613)
Net Assets — 100.0%		$3,629,879,737

(a)	All or a portion of this security is on loan.
(b)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.
7
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® iBonds® Dec 2026 Term Corporate ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/26	Shares Held at 04/30/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$158,485,601	$8,524,486 (a)	$—	$(32,354)	$(10,528)	$166,967,205	166,917,130	$286,447 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	21,210,000	259,300,000 (a)	—	—	—	280,510,000	280,510,000	2,047,434	—
				$(32,354)	$(10,528)	$447,477,205		$2,333,881	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$3,316,566,145	$—	$3,316,566,145
Short-Term Securities
Money Market Funds	447,477,205	—	—	447,477,205
	$447,477,205	$3,316,566,145	$—	$3,764,043,350
See notes to financial statements.
Schedule of Investments
8

Schedule of Investments (unaudited)
April 30, 2026
iShares® iBonds® Dec 2027 Term Corporate ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Aerospace & Defense — 2.0%
Boeing Co.(The)
2.70%, 02/01/27	$6,991	$6,909,063
2.80%, 03/01/27(a)	1,769	1,748,992
5.04%, 05/01/27	13,956	14,035,704
6.26%, 05/01/27	6,988	7,108,924
General Dynamics Corp.
2.63%, 11/15/27	3,561	3,483,982
3.50%, 04/01/27	5,122	5,102,453
Hexcel Corp., 4.20%, 02/15/27(a)	2,424	2,427,213
L3Harris Technologies, Inc., 5.40%, 01/15/27	8,612	8,679,471
Lockheed Martin Corp., 5.10%, 11/15/27(a)	4,924	4,998,857
Northrop Grumman Corp., 3.20%, 02/01/27	5,068	5,033,856
RTX Corp.
3.13%, 05/04/27	7,296	7,220,594
3.50%, 03/15/27	7,946	7,904,261
7.20%, 08/15/27	2,315	2,400,037
		77,053,407
Agriculture — 1.4%
BAT Capital Corp.
3.56%, 08/15/27	15,896	15,730,953
4.70%, 04/02/27	6,347	6,370,941
Bunge Ltd. Finance Corp.
3.75%, 09/25/27(a)	4,280	4,248,079
4.90%, 04/21/27(a)	3,000	3,019,452
Philip Morris International, Inc.
3.13%, 08/17/27(a)	3,069	3,030,308
4.38%, 11/01/27	5,492	5,504,766
4.75%, 02/12/27	4,906	4,932,199
5.13%, 11/17/27	10,186	10,305,859
		53,142,557
Airlines — 0.6%
American Airlines Pass-Through Trust
Series 2015-1, Class A, 3.38%, 11/01/28	2,587	2,548,901
Series 2015-2, Class AA, 3.60%, 03/22/29(a)	2,091	2,056,868
Southwest Airlines Co.
3.45%, 11/16/27	1,901	1,865,968
5.13%, 06/15/27	12,051	12,104,823
United Airlines Pass-Through Trust, Series 2020-1, 5.88%, 04/15/29	5,430	5,509,112
		24,085,672
Apparel — 0.3%
NIKE, Inc., 2.75%, 03/27/27	6,967	6,891,786
Tapestry, Inc., 4.13%, 07/15/27	2,693	2,678,680
		9,570,466
Auto Manufacturers — 6.2%
American Honda Finance Corp.
2.35%, 01/08/27(a)	3,351	3,305,453
4.45%, 10/22/27(a)	5,127	5,124,775
4.55%, 07/09/27	6,297	6,304,355
4.90%, 03/12/27(a)	4,923	4,949,029
4.90%, 07/09/27	4,887	4,912,723
Ford Motor Credit Co. LLC
3.82%, 11/02/27	5,317	5,223,454
4.13%, 08/17/27	8,678	8,573,873
4.27%, 01/09/27	6,263	6,230,948
4.95%, 05/28/27	10,304	10,306,655
5.80%, 03/05/27	10,480	10,551,470
5.85%, 05/17/27	10,349	10,433,389
Security	Par (000)	Value
Auto Manufacturers (continued)
7.35%, 11/04/27	$10,354	$10,672,923
General Motors Co.
4.20%, 10/01/27	5,252	5,230,167
6.80%, 10/01/27	6,940	7,131,621
General Motors Financial Co., Inc.
2.35%, 02/26/27	6,883	6,769,823
2.70%, 08/20/27(a)	6,438	6,294,434
4.35%, 01/17/27(a)	8,669	8,658,740
5.00%, 04/09/27(a)	8,235	8,283,493
5.00%, 07/15/27	3,799	3,822,743
5.35%, 07/15/27(a)	7,595	7,670,352
5.40%, 05/08/27(a)	8,695	8,785,395
Honda Motor Co. Ltd., 2.53%, 03/10/27	6,947	6,845,831
PACCAR Financial Corp.
2.00%, 02/04/27	1,871	1,842,279
4.25%, 06/23/27(a)	2,948	2,956,038
4.45%, 08/06/27	4,809	4,836,813
5.00%, 05/13/27	3,563	3,598,085
Toyota Motor Corp., 4.19%, 06/30/27(a)	3,658	3,663,194
Toyota Motor Credit Corp.
1.15%, 08/13/27(a)	3,863	3,723,718
1.90%, 01/13/27(a)	5,102	5,023,428
3.05%, 03/22/27	9,582	9,503,623
3.20%, 01/11/27(a)	5,029	4,996,161
4.35%, 10/08/27	9,016	9,046,427
4.50%, 05/14/27(a)	6,752	6,781,532
4.55%, 09/20/27	6,951	6,992,710
4.60%, 01/08/27(a)	4,078	4,092,009
5.45%, 11/10/27	4,821	4,912,563
Series B, 5.00%, 03/19/27(a)	6,325	6,379,632
		234,429,858
Auto Parts & Equipment — 0.3%
BorgWarner, Inc., 2.65%, 07/01/27(a)	7,819	7,664,938
Lear Corp., 3.80%, 09/15/27	4,109	4,072,401
		11,737,339
Banks — 15.5%
Australia & New Zealand Banking Group Ltd./New York
3.92%, 09/30/27	4,964	4,953,122
4.75%, 01/18/27(a)	8,317	8,357,084
4.90%, 07/16/27(a)	5,110	5,159,116
Banco Santander SA
4.25%, 04/11/27	6,929	6,931,071
5.29%, 08/18/27	12,282	12,406,759
Bank of America Corp.
3.25%, 10/21/27	17,295	17,080,663
Series L, 4.18%, 11/25/27(a)	14,293	14,260,001
Bank of Montreal
2.65%, 03/08/27	9,304	9,190,679
5.37%, 06/04/27	5,181	5,242,862
Series H, 4.70%, 09/14/27(a)	6,964	7,001,304
Bank of New York Mellon Corp.(The)
2.05%, 01/26/27(a)	5,801	5,721,615
3.25%, 05/16/27	5,243	5,204,469
Bank of Nova Scotia(The)
1.95%, 02/02/27(a)	4,873	4,798,396
2.95%, 03/11/27	4,994	4,947,229
5.40%, 06/04/27	5,659	5,727,896
Canadian Imperial Bank of Commerce
3.45%, 04/07/27	6,966	6,930,350
9
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® iBonds® Dec 2027 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
5.24%, 06/28/27(a)	$9,460	$9,570,836
Citibank N.A., 4.58%, 05/29/27	15,460	15,539,528
Citigroup, Inc., 4.45%, 09/29/27	26,771	26,784,465
Cooperatieve Rabobank UA/NY
4.37%, 05/27/27	3,781	3,789,409
5.04%, 03/05/27(a)	4,542	4,575,031
Deutsche Bank AG/New York NY, 5.37%, 09/09/27(a)	2,621	2,660,910
Fifth Third Bancorp, 2.55%, 05/05/27	4,879	4,797,323
Fifth Third Bank NA, 2.25%, 02/01/27	4,043	3,986,524
Goldman Sachs Group, Inc.(The)
3.85%, 01/26/27	20,562	20,518,236
5.95%, 01/15/27(a)	5,757	5,824,513
HSBC USA, Inc., 5.29%, 03/04/27	7,272	7,341,754
ING Groep NV, 3.95%, 03/29/27(a)	10,397	10,379,720
JPMorgan Chase & Co.
3.63%, 12/01/27	7,954	7,875,965
4.25%, 10/01/27	10,297	10,303,165
8.00%, 04/29/27	3,713	3,853,484
Keybank National Association
4.39%, 12/14/27	2,176	2,173,075
5.85%, 11/15/27	6,512	6,636,117
KeyCorp, 2.25%, 04/06/27(a)	5,753	5,649,261
Lloyds Banking Group PLC, 3.75%, 01/11/27(a)	8,991	8,964,942
Manufacturers & Traders Trust Co., 3.40%, 08/17/27	3,648	3,594,990
Mitsubishi UFJ Financial Group, Inc.
3.29%, 07/25/27	6,972	6,895,476
3.68%, 02/22/27	6,880	6,854,651
Mizuho Financial Group, Inc.
3.17%, 09/11/27	7,702	7,583,631
3.66%, 02/28/27	3,267	3,248,452
Morgan Stanley
3.63%, 01/20/27	20,884	20,808,411
3.95%, 04/23/27(a)	14,522	14,485,080
National Australia Bank Ltd./New York
3.91%, 06/09/27(a)	8,618	8,601,756
4.50%, 10/26/27	6,949	6,984,343
5.09%, 06/11/27	6,068	6,135,145
Northern Trust Corp., 4.00%, 05/10/27(a)	7,119	7,114,435
PNC Bank N.A., 3.10%, 10/25/27(a)	7,002	6,895,569
PNC Financial Services Group, Inc. (The), 3.15%, 05/19/27	4,945	4,896,704
Royal Bank of Canada
2.05%, 01/21/27(a)	3,528	3,476,966
3.63%, 05/04/27(a)	8,229	8,192,964
4.24%, 08/03/27	8,711	8,722,772
4.88%, 01/19/27	8,753	8,799,640
6.00%, 11/01/27	9,426	9,670,580
Santander Holdings USA, Inc., 4.40%, 07/13/27	7,559	7,552,472
Standard Chartered Bank/New York, 4.85%, 12/03/27(a)	3,191	3,218,851
State Street Corp.
4.33%, 10/22/27	8,087	8,107,146
4.99%, 03/18/27	7,490	7,545,101
Sumitomo Mitsui Financial Group, Inc.
2.17%, 01/14/27	3,844	3,790,443
3.35%, 10/18/27(a)	5,095	5,029,297
3.36%, 07/12/27	12,143	12,011,982
3.45%, 01/11/27(a)	8,400	8,356,555
Synchrony Bank, 5.63%, 08/23/27	4,117	4,155,383
Security	Par (000)	Value
Banks (continued)
Toronto-Dominion Bank(The)
1.95%, 01/12/27(a)	$4,871	$4,798,325
2.80%, 03/10/27	7,871	7,786,293
4.11%, 06/08/27	10,865	10,847,126
4.69%, 09/15/27	10,441	10,497,505
4.98%, 04/05/27(a)	6,038	6,087,344
Truist Financial Corp., 1.13%, 08/03/27	5,438	5,229,928
U.S. Bancorp, Series X, 3.15%, 04/27/27(a)	8,849	8,775,559
UBS AG/Stamford CT, 5.00%, 07/09/27	4,094	4,127,483
Wells Fargo & Co., 4.30%, 07/22/27(a)	17,461	17,437,652
Westpac Banking Corp.
3.35%, 03/08/27	7,039	6,992,708
4.04%, 08/26/27	6,792	6,788,248
5.46%, 11/18/27	8,633	8,804,936
		586,038,776
Beverages — 1.7%
Coca-Cola Co.(The)
1.45%, 06/01/27(a)	10,389	10,115,845
2.90%, 05/25/27	3,387	3,350,404
3.38%, 03/25/27	6,636	6,607,902
Constellation Brands, Inc.
3.50%, 05/09/27	3,459	3,432,319
4.35%, 05/09/27	4,045	4,046,899
Diageo Capital PLC, 5.30%, 10/24/27	4,717	4,787,840
Keurig Dr Pepper, Inc.
3.43%, 06/15/27	3,623	3,583,150
5.10%, 03/15/27	5,604	5,634,291
PepsiCo Singapore Financing I Pte. Ltd., 4.65%, 02/16/27	3,999	4,013,589
PepsiCo, Inc.
2.63%, 03/19/27(a)	3,756	3,714,238
3.00%, 10/15/27	10,240	10,105,626
4.40%, 02/07/27(a)	3,526	3,536,905
		62,929,008
Biotechnology — 1.2%
Amgen, Inc.
2.20%, 02/21/27	11,975	11,790,021
3.20%, 11/02/27	7,112	7,007,999
Bio-Rad Laboratories, Inc., 3.30%, 03/15/27(a)	3,129	3,100,584
Gilead Sciences, Inc.
1.20%, 10/01/27	5,539	5,320,654
2.95%, 03/01/27(a)	8,939	8,856,974
Illumina, Inc., 5.75%, 12/13/27	3,678	3,743,354
Royalty Pharma PLC, 1.75%, 09/02/27	7,024	6,780,260
		46,599,846
Building Materials — 0.8%
Amrize Finance U.S. LLC, 4.60%, 04/07/27	4,857	4,871,551
Carlisle Companies, Inc., 3.75%, 12/01/27	4,175	4,131,916
Carrier Global Corp., 2.49%, 02/15/27(a)	6,240	6,159,128
Lennox International, Inc., 1.70%, 08/01/27(a)	2,523	2,441,397
Martin Marietta Materials, Inc.
3.45%, 06/01/27(a)	2,541	2,516,752
3.50%, 12/15/27	3,520	3,472,190
Masco Corp., 3.50%, 11/15/27	2,108	2,080,950
Owens Corning, 5.50%, 06/15/27	3,102	3,138,820
Vulcan Materials Co., 3.90%, 04/01/27(a)	2,573	2,566,528
		31,379,232
Chemicals — 1.0%
Air Products and Chemicals, Inc., 1.85%, 05/15/27(a)	4,350	4,253,734
Schedule of Investments
10

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® iBonds® Dec 2027 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Chemicals (continued)
Ecolab, Inc.
1.65%, 02/01/27	$3,720	$3,655,656
3.25%, 12/01/27	3,017	2,978,848
LYB International Finance II BV, 3.50%, 03/02/27	4,536	4,499,199
Mosaic Co. (The), 4.05%, 11/15/27	4,748	4,718,416
Nutrien Ltd.
4.50%, 03/12/27(a)	2,727	2,734,189
5.20%, 06/21/27	2,690	2,712,034
RPM International, Inc., 3.75%, 03/15/27(a)	3,155	3,137,262
Sherwin-Williams Co. (The), 3.45%, 06/01/27	10,178	10,087,516
		38,776,854
Commercial Services — 1.1%
Cintas Corp. No. 2, 3.70%, 04/01/27	6,655	6,640,336
Equifax, Inc., 5.10%, 12/15/27(a)	5,271	5,318,004
Global Payments, Inc.
2.15%, 01/15/27	5,192	5,108,718
4.95%, 08/15/27	3,810	3,821,206
Leland Stanford Junior University (The), 1.29%, 06/01/27(a)	2,484	2,413,451
PayPal Holdings, Inc., 3.90%, 06/01/27(a)	3,669	3,655,674
Quanta Services, Inc., 4.75%, 08/09/27(a)	4,023	4,040,120
S&P Global, Inc.
2.45%, 03/01/27	8,243	8,129,471
2.95%, 01/22/27(a)	3,869	3,835,094
		42,962,074
Computers — 3.3%
Accenture Capital, Inc., 3.90%, 10/04/27	7,356	7,337,870
Apple, Inc.
2.90%, 09/12/27	13,912	13,719,547
3.00%, 06/20/27	7,733	7,653,992
3.00%, 11/13/27(a)	10,087	9,949,168
3.20%, 05/11/27	13,796	13,705,792
3.35%, 02/09/27	15,236	15,176,182
Dell International LLC/EMC Corp., 6.10%, 07/15/27(a)	3,444	3,505,613
Hewlett Packard Enterprise Co.
4.05%, 09/15/27(a)	5,973	5,948,896
4.40%, 09/25/27	8,925	8,917,279
HP, Inc., 3.00%, 06/17/27	7,087	6,974,867
IBM International Capital Pte. Ltd., 4.60%, 02/05/27(a)	3,605	3,613,169
International Business Machines Corp.
1.70%, 05/15/27	8,718	8,501,765
2.20%, 02/09/27	4,684	4,619,294
3.30%, 01/27/27(a)	3,824	3,802,245
4.15%, 07/27/27(a)	5,509	5,501,255
6.22%, 08/01/27	3,020	3,089,656
NetApp, Inc., 2.38%, 06/22/27	3,780	3,693,106
		125,709,696
Cosmetics & Personal Care — 1.3%
Colgate-Palmolive Co., 3.10%, 08/15/27	4,068	4,023,746
Estee Lauder Companies, Inc. (The), 3.15%, 03/15/27	3,304	3,278,846
Haleon U.S. Capital LLC, 3.38%, 03/24/27	13,516	13,404,562
Procter & Gamble Co.(The)
1.90%, 02/01/27(a)	6,508	6,416,665
2.80%, 03/25/27(a)	4,021	3,982,121
2.85%, 08/11/27	4,766	4,701,306
Security	Par (000)	Value
Cosmetics & Personal Care (continued)
Unilever Capital Corp.
2.90%, 05/05/27	$6,765	$6,692,632
4.25%, 08/12/27(a)	5,270	5,282,983
		47,782,861
Diversified Financial Services — 6.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.65%, 07/21/27	7,357	7,283,063
4.63%, 10/15/27	4,202	4,208,247
6.10%, 01/15/27	6,225	6,293,604
6.45%, 04/15/27	10,289	10,478,922
Ally Financial, Inc.
4.75%, 06/09/27(a)	5,099	5,113,899
7.10%, 11/15/27	5,209	5,394,614
American Express Co.
2.55%, 03/04/27	12,204	12,050,064
3.30%, 05/03/27	11,546	11,460,770
5.85%, 11/05/27(a)	10,435	10,672,474
American Express Credit Corp., 3.30%, 05/03/27(a)	2,359	2,340,571
Andrew W Mellon Foundation (The), Series 2020, 0.95%, 08/01/27(a)	1,869	1,797,565
Capital One Financial Corp.
3.65%, 05/11/27	6,976	6,929,898
3.75%, 03/09/27	9,444	9,407,625
4.10%, 02/09/27	6,895	6,886,708
Cboe Global Markets, Inc., 3.65%, 01/12/27(a)	4,605	4,589,325
Charles Schwab Corp.(The)
2.45%, 03/03/27(a)	10,469	10,330,432
3.20%, 03/02/27(a)	4,495	4,464,999
3.30%, 04/01/27(a)	5,167	5,133,438
Eaton Vance Corp., 3.50%, 04/06/27(a)	2,501	2,487,421
Intercontinental Exchange, Inc.
3.10%, 09/15/27(a)	3,661	3,604,308
4.00%, 09/15/27	10,658	10,622,111
Jefferies Financial Group, Inc.
4.85%, 01/15/27(a)	5,050	5,062,076
6.45%, 06/08/27(a)	2,564	2,611,344
LPL Holdings, Inc., 5.70%, 05/20/27(a)	3,660	3,700,993
Mastercard, Inc., 3.30%, 03/26/27	6,999	6,956,025
Nomura Holdings, Inc.
2.33%, 01/22/27	8,309	8,188,581
5.39%, 07/06/27	3,607	3,639,907
5.59%, 07/02/27	3,629	3,669,451
ORIX Corp.
3.70%, 07/18/27	3,197	3,169,515
5.00%, 09/13/27(a)	3,509	3,534,269
Radian Group, Inc., 4.88%, 03/15/27(a)	2,808	2,809,708
Sumisho Air Lease Corp.
2.20%, 01/15/27	5,149	5,065,706
3.63%, 04/01/27(a)	3,484	3,461,308
3.63%, 12/01/27	3,484	3,431,076
5.85%, 12/15/27	4,825	4,917,226
Synchrony Financial, 3.95%, 12/01/27(a)	6,927	6,850,550
Visa, Inc.
0.75%, 08/15/27	3,428	3,288,103
1.90%, 04/15/27(a)	10,186	9,998,904
2.75%, 09/15/27	5,380	5,288,535
		227,193,335
11
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® iBonds® Dec 2027 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric — 6.8%
Alabama Power Co., 3.75%, 09/01/27(a)	$3,842	$3,820,354
Ameren Corp., 1.95%, 03/15/27(a)	3,664	3,592,853
American Electric Power Co., Inc.
3.20%, 11/13/27	3,659	3,592,613
5.75%, 11/01/27	3,392	3,451,291
Appalachian Power Co., Series X, 3.30%, 06/01/27	2,256	2,229,656
Arizona Public Service Co., 2.95%, 09/15/27	1,966	1,924,905
Black Hills Corp., 3.15%, 01/15/27(a)	2,565	2,544,919
CenterPoint Energy Houston Electric LLC, Series AA, 3.00%, 02/01/27	2,105	2,089,148
CMS Energy Corp., 3.45%, 08/15/27(a)	2,091	2,064,985
Commonwealth Edison Co., Series 122, 2.95%, 08/15/27	2,310	2,276,229
Connecticut Light and Power Co. (The), Series A, 3.20%, 03/15/27	3,210	3,184,383
Consolidated Edison Co. of New York, Inc., Series B, 3.13%, 11/15/27	2,200	2,166,203
Dominion Energy, Inc., Series B, 3.60%, 03/15/27	2,505	2,490,244
DTE Electric Co., 4.25%, 05/14/27	2,088	2,094,228
DTE Energy Co., 4.95%, 07/01/27	8,892	8,948,045
Duke Energy Corp.
3.15%, 08/15/27(a)	5,471	5,397,551
4.85%, 01/05/27	4,109	4,126,535
5.00%, 12/08/27(a)	3,483	3,519,608
Duke Energy Florida LLC, 3.20%, 01/15/27(a)	4,151	4,125,110
Duke Energy Progress LLC, 4.35%, 03/06/27(a)	3,478	3,486,757
Edison International, 5.75%, 06/15/27(a)	4,149	4,178,864
Entergy Louisiana LLC, 3.12%, 09/01/27(a)	2,884	2,845,394
Evergy Kansas Central, Inc., 3.10%, 04/01/27(a)	2,203	2,184,816
Eversource Energy
2.90%, 03/01/27	4,647	4,592,624
4.60%, 07/01/27	3,890	3,894,447
5.00%, 01/01/27	2,773	2,782,740
Exelon Corp., 2.75%, 03/15/27(a)	4,509	4,455,631
FirstEnergy Corp., Series B, 3.90%, 07/15/27	10,477	10,406,801
Florida Power & Light Co., Series A, 3.30%, 05/30/27	2,375	2,356,423
Georgia Power Co.
3.25%, 03/30/27	2,844	2,823,656
5.00%, 02/23/27	3,378	3,400,002
ITC Holdings Corp., 3.35%, 11/15/27	3,343	3,290,927
MidAmerican Energy Co., 3.10%, 05/01/27	3,055	3,025,283
National Rural Utilities Cooperative Finance Corp.
3.05%, 04/25/27(a)	2,498	2,476,157
3.95%, 12/10/27	4,271	4,249,384
4.12%, 09/16/27	3,751	3,741,698
4.80%, 02/05/27(a)	4,180	4,199,700
5.10%, 05/06/27	3,100	3,127,708
NextEra Energy Capital Holdings, Inc.
1.88%, 01/15/27	6,673	6,564,168
3.55%, 05/01/27	10,322	10,249,739
4.63%, 07/15/27	8,828	8,862,716
4.69%, 09/01/27	13,853	13,917,319
NSTAR Electric Co., 3.20%, 05/15/27(a)	4,872	4,824,813
Oncor Electric Delivery Co. LLC, 4.50%, 03/20/27	3,485	3,498,114
Pacific Gas and Electric Co.
2.10%, 08/01/27	6,612	6,423,279
3.30%, 03/15/27	3,096	3,067,265
3.30%, 12/01/27	7,879	7,732,090
5.45%, 06/15/27(a)	3,352	3,382,119
Security	Par (000)	Value
Electric (continued)
Public Service Electric and Gas Co., 3.00%, 05/15/27(a)	$3,119	$3,084,483
Public Service Enterprise Group, Inc., 5.85%, 11/15/27	4,769	4,869,397
Sempra, 3.25%, 06/15/27	5,038	4,969,753
Southern California Edison Co.
4.88%, 02/01/27(a)	3,389	3,397,645
5.85%, 11/01/27(a)	5,372	5,469,978
Series D, 4.70%, 06/01/27	4,205	4,217,276
Southern Co. (The), 5.11%, 08/01/27(a)	5,914	5,961,645
Union Electric Co., 2.95%, 06/15/27(a)	2,594	2,559,979
Virginia Electric and Power Co.
Series A, 3.50%, 03/15/27	5,361	5,333,645
Series B, 3.75%, 05/15/27(a)	4,306	4,290,445
WEC Energy Group, Inc.
1.38%, 10/15/27	3,078	2,952,850
5.15%, 10/01/27(a)	2,974	3,003,418
Wisconsin Power and Light Co., 3.05%, 10/15/27(a)	2,046	2,009,406
Xcel Energy, Inc., 1.75%, 03/15/27	3,555	3,480,249
		259,279,663
Electrical Components & Equipment — 0.1%
Emerson Electric Co., 1.80%, 10/15/27(a)	3,321	3,216,522
Electronics — 0.9%
Allegion U.S. Holding Co., Inc., 3.55%, 10/01/27	2,774	2,737,783
Amphenol Corp.
3.80%, 11/15/27	5,628	5,593,971
5.05%, 04/05/27	4,712	4,754,831
Honeywell International, Inc., 1.10%, 03/01/27(a)	6,741	6,579,290
Hubbell, Inc., 3.15%, 08/15/27	1,996	1,964,857
Jabil, Inc., 4.25%, 05/15/27	3,643	3,640,233
Keysight Technologies, Inc., 4.60%, 04/06/27(a)	4,759	4,768,712
Tyco Electronics Group SA, 3.13%, 08/15/27(a)	3,066	3,021,135
		33,060,812
Environmental Control — 0.4%
Republic Services, Inc., 3.38%, 11/15/27(a)	4,356	4,306,915
Waste Management, Inc.
3.15%, 11/15/27(a)	5,027	4,954,516
4.95%, 07/03/27	5,136	5,182,733
		14,444,164
Food — 1.8%
Campbell's Company/The, 5.20%, 03/19/27(a)	3,512	3,537,463
Conagra Brands, Inc., 1.38%, 11/01/27	6,878	6,553,827
General Mills, Inc.
3.20%, 02/10/27(a)	5,311	5,272,424
4.70%, 01/30/27	3,772	3,784,494
Hormel Foods Corp., 4.80%, 03/30/27(a)	3,492	3,513,693
J M Smucker Co. (The), 3.38%, 12/15/27	3,507	3,454,192
Kellanova, 3.40%, 11/15/27	4,184	4,133,797
Kraft Heinz Foods Co., 3.88%, 05/15/27	9,378	9,333,943
Kroger Co. (The), 3.70%, 08/01/27(a)	4,143	4,111,309
McCormick & Co., Inc./MD, 3.40%, 08/15/27	5,493	5,424,273
Mondelez International, Inc., 2.63%, 03/17/27	5,282	5,213,303
Sysco Corp., 3.25%, 07/15/27	5,395	5,317,611
Tyson Foods, Inc., 3.55%, 06/02/27	9,321	9,241,096
		68,891,425
Forest Products & Paper — 0.1%
Celulosa Arauco y Constitucion SA, 3.88%, 11/02/27	3,205	3,161,680
Schedule of Investments
12

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® iBonds® Dec 2027 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Gas — 0.5%
Atmos Energy Corp., 3.00%, 06/15/27	$3,508	$3,463,137
National Fuel Gas Co., 3.95%, 09/15/27	2,049	2,031,580
NiSource, Inc., 3.49%, 05/15/27	6,955	6,898,500
Southern California Gas Co., 2.95%, 04/15/27	5,118	5,068,094
Southwest Gas Corp., 5.80%, 12/01/27(a)	2,053	2,092,797
		19,554,108
Hand & Machine Tools — 0.1%
Snap-on, Inc., 3.25%, 03/01/27(a)	2,396	2,378,622
Health Care - Products — 1.1%
Agilent Technologies, Inc., 4.20%, 09/09/27	3,913	3,904,599
Augusta SpinCo Corp., 4.32%, 09/23/27	4,654	4,647,655
Baxter International, Inc., 1.92%, 02/01/27	5,684	5,573,015
GE HealthCare Technologies, Inc., 5.65%, 11/15/27	12,174	12,393,316
Smith & Nephew PLC, 5.15%, 03/20/27(a)	2,628	2,643,276
Solventum Corp., 5.45%, 02/25/27	2,211	2,226,106
Stryker Corp., 4.55%, 02/10/27(a)	3,983	3,998,309
Thermo Fisher Scientific, Inc., 4.80%, 11/21/27(a)	4,085	4,124,169
Zimmer Biomet Holdings, Inc., 4.70%, 02/19/27(a)	3,982	3,996,974
		43,507,419
Health Care - Services — 2.5%
Cigna Group(The)
3.05%, 10/15/27	3,579	3,514,557
3.40%, 03/01/27	9,194	9,136,185
CommonSpirit Health, 6.07%, 11/01/27(a)	3,560	3,638,021
Elevance Health, Inc., 3.65%, 12/01/27(a)	10,952	10,834,891
HCA, Inc.
3.13%, 03/15/27(a)	7,454	7,384,013
4.50%, 02/15/27	8,414	8,414,149
Humana, Inc.
1.35%, 02/03/27	4,018	3,935,422
3.95%, 03/15/27(a)	3,615	3,605,740
ICON Investments Six DAC, 5.81%, 05/08/27	5,159	5,200,223
Kaiser Foundation Hospitals, 3.15%, 05/01/27(a)	3,897	3,857,056
Laboratory Corp. of America Holdings, 3.60%, 09/01/27	4,477	4,434,250
Quest Diagnostics, Inc., 4.60%, 12/15/27	2,961	2,970,680
SSM Health Care Corp., Series A, 3.82%, 06/01/27(a)	3,252	3,233,901
UnitedHealth Group, Inc.
3.70%, 05/15/27	4,240	4,225,010
2.95%, 10/15/27	6,608	6,496,703
3.38%, 04/15/27(a)	4,008	3,986,135
3.45%, 01/15/27(a)	5,209	5,186,717
4.60%, 04/15/27	3,908	3,929,131
		93,982,784
Holding Companies - Diversified — 1.5%
Ares Capital Corp.
2.88%, 06/15/27(a)	3,556	3,470,401
7.00%, 01/15/27	6,266	6,343,936
Blackstone Private Credit Fund
3.25%, 03/15/27	6,954	6,837,579
4.95%, 09/26/27	2,831	2,810,293
Blackstone Secured Lending Fund
2.13%, 02/15/27	4,278	4,175,387
5.88%, 11/15/27	2,899	2,918,777
Blue Owl Capital Corp.
2.63%, 01/15/27	3,500	3,430,665
3.13%, 04/13/27(a)	2,207	2,158,296
Security	Par (000)	Value
Holding Companies - Diversified (continued)
Blue Owl Credit Income Corp.
4.70%, 02/08/27	$3,521	$3,500,517
7.75%, 09/16/27	4,256	4,336,832
Blue Owl Technology Finance Corp., 2.50%, 01/15/27(a)	2,116	2,062,637
Goldman Sachs BDC, Inc., 6.38%, 03/11/27(a)	2,817	2,846,315
Golub Capital BDC, Inc., 2.05%, 02/15/27(a)	2,444	2,382,187
Main Street Capital Corp., 6.50%, 06/04/27(a)	2,880	2,911,518
Morgan Stanley Direct Lending Fund, 4.50%, 02/11/27(a)	2,622	2,615,135
New Mountain Finance Corp., 6.20%, 10/15/27(a)	2,124	2,122,928
Oaktree Specialty Lending Corp., 2.70%, 01/15/27(a)	2,441	2,389,297
		57,312,700
Home Builders — 0.4%
DR Horton, Inc., 1.40%, 10/15/27	3,586	3,440,599
Lennar Corp.
4.75%, 11/29/27(a)	5,103	5,120,595
5.00%, 06/15/27	2,301	2,308,676
Meritage Homes Corp., 5.13%, 06/06/27(a)	1,923	1,926,579
Toll Brothers Finance Corp., 4.88%, 03/15/27(a)	3,361	3,367,067
		16,163,516
Home Furnishings — 0.1%
Leggett & Platt, Inc., 3.50%, 11/15/27	3,619	3,540,778
Household Products & Wares — 0.3%
Church & Dwight Co., Inc., 3.15%, 08/01/27	3,569	3,524,668
Clorox Co. (The), 3.10%, 10/01/27(a)	2,902	2,853,970
Kimberly-Clark Corp., 1.05%, 09/15/27	4,043	3,880,448
		10,259,086
Insurance — 2.1%
American National Group, Inc., 5.00%, 06/15/27(a)	3,697	3,686,220
Aon Corp., 8.21%, 01/01/27(a)	3,928	4,028,132
Aon Corp./Aon Global Holdings PLC, 2.85%, 05/28/27	4,333	4,270,431
Aon North America, Inc., 5.13%, 03/01/27(a)	4,059	4,086,429
Arthur J Gallagher & Co., 4.60%, 12/15/27(a)	5,227	5,241,135
Axis Specialty Finance PLC, 4.00%, 12/06/27(a)	2,469	2,448,021
Berkshire Hathaway Finance Corp., 2.30%, 03/15/27	5,405	5,326,958
Brighthouse Financial, Inc., 3.70%, 06/22/27(a)	5,351	5,256,605
CNA Financial Corp., 3.45%, 08/15/27	3,757	3,709,943
Corebridge Financial, Inc., 3.65%, 04/05/27(a)	8,682	8,628,189
Jackson Financial, Inc., 5.17%, 06/08/27	2,929	2,943,571
Manulife Financial Corp., 2.48%, 05/19/27	3,525	3,464,970
Markel Group, Inc., 3.50%, 11/01/27	2,507	2,469,327
Marsh & McLennan Companies, Inc., 4.55%, 11/08/27	6,784	6,815,719
Mercury General Corp., 4.40%, 03/15/27	2,852	2,843,725
Progressive Corp.(The)
2.45%, 01/15/27	3,404	3,364,791
2.50%, 03/15/27	3,537	3,488,582
RenaissanceRe Finance, Inc., 3.45%, 07/01/27(a)	2,036	2,015,510
Willis North America, Inc., 4.65%, 06/15/27	5,354	5,366,262
		79,454,520
Internet — 3.3%
Alibaba Group Holding Ltd., 3.40%, 12/06/27	17,666	17,477,548
Alphabet, Inc., 0.80%, 08/15/27(a)	7,043	6,773,444
Amazon.com, Inc.
1.20%, 06/03/27	8,659	8,405,691
13
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® iBonds® Dec 2027 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Internet (continued)
3.15%, 08/22/27	$24,245	$23,974,349
3.30%, 04/13/27	13,842	13,768,624
4.55%, 12/01/27	13,583	13,688,752
Baidu, Inc.
1.63%, 02/23/27(a)	1,960	1,918,369
3.63%, 07/06/27(a)	4,155	4,121,764
eBay, Inc.
3.60%, 06/05/27(a)	6,294	6,242,606
5.95%, 11/22/27	2,026	2,068,966
Expedia Group, Inc., 4.63%, 08/01/27	5,303	5,310,726
Meta Platforms, Inc., 3.50%, 08/15/27(a)	18,525	18,398,086
VeriSign, Inc., 4.75%, 07/15/27(a)	3,545	3,544,247
		125,693,172
Iron & Steel — 0.4%
ArcelorMittal SA, 6.55%, 11/29/27	8,347	8,595,928
Nucor Corp., 4.30%, 05/23/27	3,368	3,374,821
Steel Dynamics, Inc., 1.65%, 10/15/27	2,373	2,283,886
		14,254,635
Leisure Time — 0.1%
Royal Caribbean Cruises Ltd., 7.50%, 10/15/27(a)	2,343	2,438,199
Lodging — 0.6%
Hyatt Hotels Corp., 5.75%, 01/30/27(a)	3,894	3,928,768
Las Vegas Sands Corp., 5.90%, 06/01/27	5,103	5,154,842
Marriott International, Inc./MD
4.20%, 07/15/27	2,477	2,472,658
5.00%, 10/15/27(a)	7,489	7,557,174
Sands China Ltd., 2.30%, 03/08/27(a)	4,710	4,616,773
		23,730,215
Machinery — 2.6%
AGCO Corp., 5.45%, 03/21/27	3,138	3,161,703
Caterpillar Financial Services Corp.
1.10%, 09/14/27(a)	4,728	4,548,734
1.70%, 01/08/27(a)	3,378	3,324,662
3.60%, 08/12/27	4,966	4,941,642
4.40%, 10/15/27(a)	4,486	4,505,210
4.50%, 01/07/27(a)	2,987	2,995,340
4.50%, 01/08/27(a)	3,493	3,502,215
4.60%, 11/15/27	6,314	6,362,322
5.00%, 05/14/27	6,279	6,346,420
CNH Industrial Capital LLC, 4.50%, 10/08/27	3,452	3,454,355
CNH Industrial NV, 3.85%, 11/15/27	3,500	3,469,497
Ingersoll Rand, Inc., 5.20%, 06/15/27	4,696	4,734,587
John Deere Capital Corp.
1.70%, 01/11/27	3,487	3,430,233
1.75%, 03/09/27	3,591	3,526,477
2.35%, 03/08/27(a)	3,592	3,543,199
2.80%, 09/08/27(a)	3,767	3,706,796
4.15%, 09/15/27	6,159	6,167,490
4.20%, 07/15/27	5,223	5,235,043
4.50%, 01/08/27(a)	5,255	5,270,982
4.50%, 01/08/27	2,320	2,327,365
4.85%, 03/05/27(a)	4,261	4,292,320
4.90%, 06/11/27	4,895	4,941,772
Otis Worldwide Corp., 2.29%, 04/05/27(a)	3,581	3,520,872
		97,309,236
Manufacturing — 0.7%
3M Co., 2.88%, 10/15/27(a)	5,873	5,761,545
Eaton Corp., 3.10%, 09/15/27	4,797	4,733,133
Security	Par (000)	Value
Manufacturing (continued)
Parker-Hannifin Corp.
3.25%, 03/01/27(a)	$4,797	$4,762,745
4.25%, 09/15/27	8,350	8,352,490
Textron, Inc., 3.65%, 03/15/27(a)	2,289	2,275,138
		25,885,051
Media — 1.0%
Comcast Corp.
2.35%, 01/15/27(a)	9,718	9,598,474
3.30%, 02/01/27	8,689	8,640,494
3.30%, 04/01/27	5,087	5,054,918
FactSet Research Systems, Inc., 2.90%, 03/01/27	3,609	3,562,290
TWDC Enterprises 18 Corp., 2.95%, 06/15/27(a)	6,869	6,784,196
Walt Disney Co. (The), 3.70%, 03/23/27	3,742	3,732,352
		37,372,724
Mining — 0.2%
Freeport-McMoRan, Inc., 5.00%, 09/01/27(a)	2,901	2,898,680
Rio Tinto Finance USA PLC, 4.38%, 03/12/27(a)	3,511	3,524,918
		6,423,598
Oil & Gas — 2.8%
BP Capital Markets America, Inc.
3.02%, 01/16/27	5,793	5,750,562
3.54%, 04/06/27(a)	3,496	3,481,104
3.59%, 04/14/27(a)	4,356	4,339,416
5.02%, 11/17/27(a)	7,937	8,036,501
BP Capital Markets PLC, 3.28%, 09/19/27	10,672	10,549,237
Canadian Natural Resources Ltd., 3.85%, 06/01/27(a)	8,716	8,669,488
Chevron Corp., 2.00%, 05/11/27	6,825	6,691,466
Chevron USA, Inc.
1.02%, 08/12/27	5,416	5,216,486
3.95%, 08/13/27	3,626	3,625,200
4.41%, 02/26/27(a)	5,040	5,060,308
Coterra Energy, Inc., 3.90%, 05/15/27	4,776	4,752,911
Devon Energy Corp., 5.25%, 10/15/27	2,604	2,604,573
Diamondback Energy, Inc., 5.20%, 04/18/27	5,786	5,835,137
Eni USA, Inc., 7.30%, 11/15/27	2,713	2,828,191
EQT Corp., 3.90%, 10/01/27(a)	4,126	4,083,019
Exxon Mobil Corp., 3.29%, 03/19/27(a)	6,868	6,834,437
Helmerich & Payne, Inc., 4.65%, 12/01/27	2,433	2,437,167
Hess Corp., 4.30%, 04/01/27	6,782	6,787,861
Phillips 66 Co., 4.95%, 12/01/27(a)	5,475	5,520,870
Valero Energy Corp., 2.15%, 09/15/27	4,043	3,922,948
		107,026,882
Oil & Gas Services — 0.2%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc., 3.34%, 12/15/27	9,455	9,318,879
Packaging & Containers — 0.2%
Berry Global, Inc., 1.65%, 01/15/27	2,714	2,662,369
Packaging Corp. of America, 3.40%, 12/15/27	3,705	3,649,419
Sonoco Products Co., 2.25%, 02/01/27(a)	2,171	2,137,781
		8,449,569
Pharmaceuticals — 5.0%
AbbVie, Inc., 4.80%, 03/15/27(a)	15,721	15,816,018
Astrazeneca Finance LLC, 4.80%, 02/26/27	8,738	8,787,186
AstraZeneca PLC, 3.13%, 06/12/27	4,895	4,850,708
Becton Dickinson & Co., 3.70%, 06/06/27	11,967	11,883,216
Bristol-Myers Squibb Co.
1.13%, 11/13/27	6,930	6,631,498
3.25%, 02/27/27	3,600	3,580,779
Schedule of Investments
14

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® iBonds® Dec 2027 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
3.45%, 11/15/27(a)	$3,636	$3,602,100
Cardinal Health, Inc., 3.41%, 06/15/27	8,454	8,364,333
Cencora, Inc.
3.45%, 12/15/27	4,983	4,906,887
4.63%, 12/15/27(a)	3,352	3,363,984
CVS Health Corp.
1.30%, 08/21/27	15,779	15,159,277
3.63%, 04/01/27	5,034	5,007,491
6.25%, 06/01/27	2,648	2,698,279
Eli Lilly & Co.
3.10%, 05/15/27	3,298	3,271,159
4.15%, 08/14/27	4,969	4,977,733
4.50%, 02/09/27	6,674	6,696,656
5.50%, 03/15/27	2,537	2,569,626
GlaxoSmithKline Capital PLC, 4.32%, 03/12/27(a)	2,787	2,793,286
Johnson & Johnson
0.95%, 09/01/27	10,280	9,889,263
2.95%, 03/03/27	6,963	6,909,374
4.50%, 03/01/27	5,448	5,473,983
Merck & Co., Inc.
1.70%, 06/10/27	10,112	9,865,815
3.85%, 09/15/27(a)	5,484	5,472,791
Novartis Capital Corp.
2.00%, 02/14/27	8,903	8,761,160
3.10%, 05/17/27	7,362	7,304,808
Pfizer, Inc., 3.88%, 11/15/27	6,874	6,857,406
Sanofi SA, 3.75%, 11/03/27(a)	3,442	3,429,263
Viatris, Inc., 2.30%, 06/22/27	5,156	5,012,403
Zoetis, Inc., 3.00%, 09/12/27	5,118	5,032,047
		188,968,529
Pipelines — 3.3%
Boardwalk Pipelines LP, 4.45%, 07/15/27	3,684	3,679,264
Cheniere Corpus Christi Holdings LLC, 5.13%, 06/30/27	8,297	8,334,526
DCP Midstream Operating LP, 5.63%, 07/15/27	3,692	3,727,630
Enbridge, Inc.
3.70%, 07/15/27	4,990	4,949,866
5.25%, 04/05/27	5,363	5,409,305
Energy Transfer LP
4.00%, 10/01/27	5,161	5,131,447
4.20%, 04/15/27	4,250	4,247,706
4.40%, 03/15/27(a)	4,876	4,881,287
5.50%, 06/01/27	6,376	6,433,873
Enterprise Products Operating LLC
3.95%, 02/15/27	3,862	3,856,699
4.60%, 01/11/27	6,758	6,776,902
MPLX LP
4.13%, 03/01/27(a)	8,521	8,510,095
4.25%, 12/01/27(a)	5,181	5,167,384
Northwest Pipeline LLC, 4.00%, 04/01/27(a)	3,204	3,197,978
ONEOK, Inc.
4.00%, 07/13/27	4,018	3,995,426
4.25%, 09/24/27	8,680	8,655,343
Sabine Pass Liquefaction LLC, 5.00%, 03/15/27(a)	10,456	10,481,890
South Bow USA Infrastructure Holdings LLC, 4.91%, 09/01/27	4,788	4,805,177
Targa Resources Corp., 5.20%, 07/01/27(a)	5,182	5,220,105
TC PipeLines LP, 3.90%, 05/25/27	3,850	3,823,888
Tennessee Gas Pipeline Co. LLC, 7.00%, 03/15/27(a)	1,878	1,921,577
Security	Par (000)	Value
Pipelines (continued)
Williams Companies, Inc. (The), 3.75%, 06/15/27(a)	$9,943	$9,875,658
		123,083,026
Real Estate Investment Trusts — 3.9%
Alexandria Real Estate Equities, Inc., 3.95%, 01/15/27	2,819	2,808,589
American Tower Corp.
2.75%, 01/15/27	5,278	5,221,348
3.13%, 01/15/27(a)	2,807	2,781,478
3.55%, 07/15/27	5,047	4,998,209
3.65%, 03/15/27	4,818	4,790,998
AvalonBay Communities, Inc., 3.35%, 05/15/27(a)	3,179	3,152,102
Boston Properties LP, 6.75%, 12/01/27	4,952	5,111,923
Brixmor Operating Partnership LP, 3.90%, 03/15/27	3,365	3,356,344
Crown Castle, Inc.
2.90%, 03/15/27	5,417	5,341,916
3.65%, 09/01/27	6,818	6,742,474
4.00%, 03/01/27	3,687	3,674,907
Digital Realty Trust LP, 3.70%, 08/15/27	6,960	6,893,743
DOC DR LLC, 4.30%, 03/15/27	3,012	3,009,890
EPR Properties, 4.50%, 06/01/27(a)	2,981	2,969,823
Equinix, Inc., 1.80%, 07/15/27	3,744	3,631,816
ERP Operating LP, 3.25%, 08/01/27(a)	2,825	2,788,116
Essex Portfolio LP, 3.63%, 05/01/27(a)	2,357	2,339,956
Extra Space Storage LP, 3.88%, 12/15/27(a)	2,889	2,862,944
Federal Realty OP LP, 3.25%, 07/15/27(a)	3,438	3,389,798
Healthcare Realty Holdings LP, 3.75%, 07/01/27	3,390	3,361,152
Healthpeak OP LLC, 1.35%, 02/01/27(a)	3,410	3,336,491
Highwoods Realty LP, 3.88%, 03/01/27(a)	2,030	2,017,760
Kimco Realty OP LLC, 3.80%, 04/01/27	3,096	3,089,126
Mid-America Apartments LP, 3.60%, 06/01/27	4,098	4,070,903
NNN REIT, Inc., 3.50%, 10/15/27(a)	2,439	2,410,617
Omega Healthcare Investors, Inc., 4.50%, 04/01/27(a)	4,858	4,855,474
Prologis LP
2.13%, 04/15/27	3,761	3,693,221
3.38%, 12/15/27	2,908	2,873,031
Public Storage Operating Co., 3.09%, 09/15/27	3,501	3,451,119
Realty Income Corp.
3.00%, 01/15/27(a)	4,391	4,353,048
3.95%, 08/15/27	4,199	4,181,415
Regency Centers LP, 3.60%, 02/01/27	3,367	3,352,066
Simon Property Group LP
1.38%, 01/15/27(a)	3,792	3,717,021
3.38%, 06/15/27(a)	5,559	5,508,193
3.38%, 12/01/27(a)	4,936	4,870,318
Tanger Properties LP, 3.88%, 07/15/27(a)	1,715	1,701,248
UDR, Inc., 3.50%, 07/01/27	2,147	2,124,665
Ventas Realty LP, 3.85%, 04/01/27	2,730	2,720,774
Welltower OP LLC, 2.70%, 02/15/27	4,028	3,980,156
Weyerhaeuser Co., 6.95%, 10/01/27	1,915	1,977,557
		147,511,729
Retail — 3.1%
AutoNation, Inc., 3.80%, 11/15/27	1,966	1,944,350
AutoZone, Inc., 3.75%, 06/01/27	4,249	4,221,455
Costco Wholesale Corp.
1.38%, 06/20/27	8,401	8,160,274
3.00%, 05/18/27	6,836	6,773,771
15
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® iBonds® Dec 2027 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail (continued)
Darden Restaurants, Inc.
3.85%, 05/01/27(a)	$3,587	$3,568,229
4.35%, 10/15/27	3,002	2,997,233
Home Depot, Inc.(The)
2.50%, 04/15/27(a)	5,718	5,644,604
2.80%, 09/14/27(a)	6,832	6,721,983
2.88%, 04/15/27	5,415	5,364,093
4.88%, 06/25/27	6,910	6,971,330
Lowe's Companies, Inc.
3.10%, 05/03/27(a)	10,219	10,122,465
3.35%, 04/01/27	5,904	5,870,666
3.95%, 10/15/27	4,191	4,179,310
McDonald's Corp.
3.50%, 03/01/27(a)	6,479	6,449,876
3.50%, 07/01/27	6,687	6,632,650
O'Reilly Automotive, Inc., 3.60%, 09/01/27	5,410	5,356,816
Starbucks Corp.
2.00%, 03/12/27	3,980	3,907,334
4.85%, 02/08/27	7,206	7,240,960
Target Corp., 1.95%, 01/15/27(a)	7,210	7,106,055
Walmart, Inc.
4.10%, 04/28/27	5,936	5,949,673
5.88%, 04/05/27(a)	2,105	2,143,095
		117,326,222
Semiconductors — 1.9%
Analog Devices, Inc., 3.45%, 06/15/27	3,199	3,174,592
Applied Materials, Inc., 3.30%, 04/01/27	8,055	8,007,255
Broadcom, Inc., 5.05%, 07/12/27	3,369	3,405,459
Intel Corp.
3.15%, 05/11/27(a)	6,701	6,625,557
3.75%, 03/25/27(a)	6,928	6,901,423
3.75%, 08/05/27	8,833	8,759,150
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.15%, 05/01/27	3,220	3,180,805
4.40%, 06/01/27	3,338	3,339,828
QUALCOMM, Inc., 3.25%, 05/20/27	13,692	13,586,399
Texas Instruments, Inc.
2.90%, 11/03/27(a)	2,983	2,933,062
4.60%, 02/08/27	4,608	4,626,240
TSMC Arizona Corp., 3.88%, 04/22/27	6,979	6,955,097
		71,494,867
Shipbuilding — 0.1%
Huntington Ingalls Industries, Inc., 3.48%, 12/01/27	4,097	4,032,418
Software — 3.2%
Adobe, Inc.
2.15%, 02/01/27	6,065	5,981,979
4.85%, 04/04/27(a)	4,090	4,119,491
Autodesk, Inc., 3.50%, 06/15/27	3,770	3,732,425
Cadence Design Systems, Inc., 4.20%, 09/10/27	3,355	3,352,721
Fiserv, Inc.
2.25%, 06/01/27	7,218	7,045,617
5.15%, 03/15/27	5,191	5,218,833
Intuit, Inc., 1.35%, 07/15/27	3,655	3,536,540
Microsoft Corp.
3.30%, 02/06/27(a)	27,387	27,256,972
3.40%, 06/15/27(a)	2,139	2,129,300
Oracle Corp.
2.80%, 04/01/27(a)	15,671	15,433,059
3.25%, 11/15/27	19,145	18,729,790
Security	Par (000)	Value
Software (continued)
Roper Technologies, Inc., 1.40%, 09/15/27(a)	$5,028	$4,821,566
Synopsys, Inc., 4.55%, 04/01/27(a)	7,267	7,294,593
Take-Two Interactive Software, Inc., 3.70%, 04/14/27	4,556	4,534,609
Workday, Inc., 3.50%, 04/01/27(a)	7,138	7,088,184
		120,275,679
Telecommunications — 3.0%
AT&T, Inc.
2.30%, 06/01/27	17,502	17,131,638
3.80%, 02/15/27	5,514	5,499,520
4.25%, 03/01/27(a)	10,210	10,209,886
Cisco Systems, Inc., 4.80%, 02/26/27	13,890	13,972,333
Nokia OYJ, 4.38%, 06/12/27	3,504	3,494,918
Rogers Communications, Inc., 3.20%, 03/15/27	8,740	8,650,010
Telefonica Emisiones SA, 4.10%, 03/08/27	8,598	8,575,060
TELUS Corp.
2.80%, 02/16/27	4,428	4,375,148
3.70%, 09/15/27	3,340	3,302,366
T-Mobile USA, Inc., 3.75%, 04/15/27	27,727	27,613,047
Verizon Communications, Inc., 4.13%, 03/16/27(a)	12,203	12,201,897
		115,025,823
Toys, Games & Hobbies — 0.1%
Hasbro, Inc., 3.50%, 09/15/27	3,486	3,446,731
Transportation — 1.1%
Burlington Northern Santa Fe LLC, 3.25%, 06/15/27	3,864	3,830,100
CSX Corp., 3.25%, 06/01/27(a)	6,436	6,370,271
Norfolk Southern Corp.
3.15%, 06/01/27	2,249	2,222,403
7.80%, 05/15/27	2,364	2,448,730
Ryder System, Inc.
2.85%, 03/01/27	3,072	3,035,360
4.30%, 06/15/27(a)	1,972	1,971,071
5.30%, 03/15/27	2,616	2,634,470
Union Pacific Corp.
2.15%, 02/05/27	3,415	3,367,267
3.00%, 04/15/27(a)	3,308	3,278,570
United Parcel Service, Inc., 3.05%, 11/15/27	6,938	6,827,098
Walmart, Inc., 3.95%, 09/09/27	6,857	6,857,321
		42,842,661
Trucking & Leasing — 0.1%
GATX Corp.
3.85%, 03/30/27	2,374	2,363,204
5.40%, 03/15/27	2,438	2,457,665
		4,820,869
Venture Capital — 0.1%
Hercules Capital, Inc., 3.38%, 01/20/27(a)	2,573	2,536,641
Water — 0.2%
American Water Capital Corp., 2.95%, 09/01/27	3,987	3,919,813
Essential Utilities, Inc., 4.80%, 08/15/27	3,165	3,176,240
		7,096,053
Total Long-Term Investments — 98.6% (Cost: $3,728,072,610)		3,733,962,188
Schedule of Investments
16

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® iBonds® Dec 2027 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Short-Term Securities
Money Market Funds — 5.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.83%(b)(c)(d)	164,002,444	$164,051,645
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.61%(b)(c)	30,370,000	30,370,000
Total Short-Term Securities — 5.1% (Cost: $194,390,562)		194,421,645
Total Investments — 103.7% (Cost: $3,922,463,172)		3,928,383,833
Liabilities in Excess of Other Assets — (3.7)%		(140,917,248)
Net Assets — 100.0%		$3,787,466,585

(a)	All or a portion of this security is on loan.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/26	Shares Held at 04/30/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$134,902,365	$29,178,520 (a)	$—	$(19,290)	$(9,950)	$164,051,645	164,002,444	$200,322 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	32,660,000	—	(2,290,000)(a)	—	—	30,370,000	30,370,000	506,441	—
				$(19,290)	$(9,950)	$194,421,645		$706,763	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$3,733,962,188	$—	$3,733,962,188
Short-Term Securities
Money Market Funds	194,421,645	—	—	194,421,645
	$194,421,645	$3,733,962,188	$—	$3,928,383,833
See notes to financial statements.
17
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)
April 30, 2026
iShares® iBonds® Dec 2028 Term Corporate ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Advertising — 0.1%
Omnicom Group, Inc., 4.65%, 10/01/28(a)	$3,167	$3,174,008
Aerospace & Defense — 2.4%
Boeing Co.(The)
3.25%, 02/01/28	7,468	7,324,295
3.25%, 03/01/28	2,512	2,460,478
3.45%, 11/01/28	2,813	2,744,575
General Dynamics Corp., 3.75%, 05/15/28	6,627	6,582,041
HEICO Corp., 5.25%, 08/01/28(a)	4,362	4,440,707
Honeywell Aerospace, Inc., 3.90%, 03/16/28(b)	9,900	9,825,878
Howmet Aerospace, Inc., 6.75%, 01/15/28(a)	2,481	2,578,466
L3Harris Technologies, Inc., 4.40%, 06/15/28	12,329	12,329,387
Lockheed Martin Corp.
4.15%, 08/15/28(a)	3,755	3,754,941
4.45%, 05/15/28(a)	3,924	3,942,600
Northrop Grumman Corp., 3.25%, 01/15/28	13,619	13,388,071
RTX Corp., 4.13%, 11/16/28	20,859	20,776,395
Spirit AeroSystems, Inc., 4.60%, 06/15/28	3,703	3,705,389
		93,853,223
Agriculture — 1.4%
Altria Group, Inc.
4.88%, 02/04/28	2,780	2,802,532
6.20%, 11/01/28	3,745	3,899,125
BAT Capital Corp., 2.26%, 03/25/28(a)	11,775	11,317,107
BAT International Finance PLC, 4.45%, 03/16/28(a)	6,952	6,954,017
Bunge Ltd. Finance Corp., 4.10%, 01/07/28	2,807	2,796,522
Philip Morris International, Inc.
3.13%, 03/02/28(a)	3,228	3,164,238
3.88%, 10/27/28	3,709	3,676,358
4.13%, 04/28/28	5,176	5,164,376
4.88%, 02/15/28	10,797	10,901,298
5.25%, 09/07/28	4,441	4,533,721
		55,209,294
Airlines — 0.7%
American Airlines Pass-Through Trust
Series 2016-1, Class AA, 3.58%, 07/15/29	1,546	1,517,104
Series 2016-2, Class AA, 3.20%, 12/15/29(a)	1,906	1,851,762
Series 2016-3, Class AA, 3.00%, 04/15/30(a)	1,936	1,872,386
Delta Air Lines Pass-Through Trust, Series 2020, Class AA, 2.00%, 12/10/29	2,719	2,629,328
Delta Air Lines, Inc.
4.38%, 04/19/28	2,764	2,748,122
4.95%, 07/10/28(a)	7,155	7,198,740
Southwest Airlines Co., 4.38%, 11/15/28(a)	5,350	5,309,064
United Airlines Pass-Through Trust
Series 2016-1, Class AA, 3.10%, 01/07/30(a)	2,718	2,638,301
Series 2016-2, Class AA, 2.88%, 04/07/30(a)	2,356	2,265,983
		28,030,790
Auto Manufacturers — 4.8%
American Honda Finance Corp.
2.00%, 03/24/28	4,768	4,549,693
3.50%, 02/15/28	3,179	3,122,838
4.25%, 09/01/28	4,550	4,519,643
4.55%, 03/03/28	4,472	4,472,185
4.70%, 01/12/28(a)	4,010	4,020,784
5.13%, 07/07/28	5,457	5,522,541
5.65%, 11/15/28	5,815	5,962,696
Series A, 4.55%, 04/10/28	1,354	1,354,967
Cummins, Inc., 4.25%, 05/09/28	2,734	2,738,879
Security	Par (000)	Value
Auto Manufacturers (continued)
Ford Motor Co., 6.63%, 10/01/28(a)	$2,894	$2,997,346
Ford Motor Credit Co. LLC
2.90%, 02/16/28	5,098	4,906,666
5.92%, 03/20/28	6,595	6,685,821
6.80%, 05/12/28	10,130	10,441,657
6.80%, 11/07/28	9,956	10,327,468
General Motors Co.
5.00%, 10/01/28(a)	5,540	5,588,212
5.35%, 04/15/28	4,823	4,889,577
General Motors Financial Co., Inc.
2.40%, 04/10/28	7,097	6,822,830
2.40%, 10/15/28	7,217	6,858,750
3.85%, 01/05/28	2,808	2,782,394
4.20%, 10/27/28	6,067	6,016,569
5.05%, 04/04/28	7,562	7,628,868
5.80%, 06/23/28(a)	9,514	9,742,134
6.00%, 01/09/28	6,921	7,072,682
Honda Motor Co. Ltd., 4.44%, 07/08/28	4,805	4,794,493
PACCAR Financial Corp.
4.00%, 08/08/28	2,093	2,089,482
4.55%, 03/03/28	3,848	3,879,230
4.60%, 01/10/28	1,960	1,975,694
4.95%, 08/10/28	2,303	2,341,774
Series R, 4.00%, 11/07/28(a)	3,255	3,241,293
Toyota Motor Corp.
3.67%, 07/20/28	2,406	2,381,637
5.12%, 07/13/28(a)	3,901	3,974,814
Toyota Motor Credit Corp.
1.90%, 04/06/28	4,657	4,466,580
3.05%, 01/11/28	3,796	3,729,076
4.05%, 09/05/28(a)	5,034	5,017,032
4.63%, 01/12/28(a)	6,905	6,965,476
5.25%, 09/11/28	4,686	4,790,968
Series B, 3.75%, 01/12/28	4,608	4,581,907
		183,254,656
Banks — 12.3%
Australia & New Zealand Banking Group Ltd./New York
Series A, 3.92%, 12/08/28	2,704	2,684,804
Series A, 4.36%, 06/18/28	2,136	2,143,310
Banco Santander SA
3.80%, 02/23/28	6,940	6,851,448
4.38%, 04/12/28	8,512	8,483,183
5.59%, 08/08/28	10,607	10,839,990
6.61%, 11/07/28	8,089	8,495,197
Bank of Montreal
5.20%, 02/01/28(a)	8,839	8,968,640
5.72%, 09/25/28	6,760	6,954,865
Bank of New York Mellon Corp.(The)
1.65%, 07/14/28	3,423	3,241,839
3.00%, 10/30/28(a)	3,554	3,441,842
3.40%, 01/29/28(a)	5,546	5,482,078
3.85%, 04/28/28	6,046	6,019,734
Bank of Nova Scotia (The), 5.25%, 06/12/28	5,693	5,807,506
Barclays PLC
4.34%, 01/10/28(a)	8,783	8,759,888
4.84%, 05/09/28	13,829	13,841,952
Canadian Imperial Bank of Commerce
5.00%, 04/28/28	7,073	7,160,728
5.99%, 10/03/28	5,221	5,402,974
Capital One NA, 4.65%, 09/13/28	6,341	6,359,818
Schedule of Investments
18

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® iBonds® Dec 2028 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Citibank N.A., 5.80%, 09/29/28(a)	$16,933	$17,542,012
Citigroup, Inc.
4.13%, 07/25/28	14,417	14,299,040
6.63%, 01/15/28	2,615	2,716,960
Commonwealth Bank of Australia/New York, 4.42%, 03/14/28(a)	4,025	4,044,405
Cooperatieve Rabobank UA/NY
3.96%, 10/17/28	1,177	1,170,177
4.88%, 01/21/28	4,403	4,460,634
Fifth Third Bancorp, 3.95%, 03/14/28	4,637	4,602,587
First-Citizens Bank & Trust Co., 6.13%, 03/09/28(a)	2,656	2,721,060
HSBC USA, Inc., 4.65%, 06/03/28(a)	5,890	5,928,574
ING Groep NV, 4.55%, 10/02/28(a)	8,942	8,959,907
Keybank National Association, 6.95%, 02/01/28	1,910	1,981,386
KeyCorp, 4.10%, 04/30/28	5,414	5,377,552
Lloyds Banking Group PLC
4.38%, 03/22/28	10,660	10,648,745
4.55%, 08/16/28	8,568	8,586,741
Manufacturers & Traders Trust Co., 4.70%, 01/27/28	8,390	8,435,044
Mitsubishi UFJ Financial Group, Inc.
3.96%, 03/02/28	9,062	9,007,888
4.05%, 09/11/28(a)	6,380	6,334,231
Mizuho Financial Group, Inc., 4.02%, 03/05/28	7,538	7,497,676
Morgan Stanley, 3.59%, 07/22/28(c)	20,874	20,641,591
National Australia Bank Ltd./New York
3.85%, 12/13/28(a)	4,499	4,458,821
4.31%, 06/13/28	3,283	3,290,530
4.90%, 06/13/28(a)	6,847	6,941,180
4.94%, 01/12/28	6,785	6,871,669
Northern Trust Corp., 3.65%, 08/03/28(a)	3,434	3,399,112
Pinnacle Bank/Nashville, 5.63%, 02/15/28(a)	3,531	3,556,022
PNC Bank N.A.
3.25%, 01/22/28	4,733	4,660,234
4.05%, 07/26/28	8,373	8,305,972
Regions Financial Corp., 1.80%, 08/12/28(a)	4,252	3,999,167
Royal Bank of Canada
4.90%, 01/12/28(a)	5,691	5,753,215
5.20%, 08/01/28	6,909	7,038,652
State Street Corp., 4.54%, 02/28/28	9,242	9,297,609
Sumitomo Mitsui Financial Group, Inc.
1.90%, 09/17/28	14,148	13,331,151
3.54%, 01/17/28	5,445	5,373,440
3.94%, 07/19/28	4,351	4,306,746
4.31%, 10/16/28(a)	3,825	3,813,493
5.52%, 01/13/28(a)	11,892	12,105,870
5.72%, 09/14/28	7,987	8,201,830
5.80%, 07/13/28	5,039	5,179,510
Toronto-Dominion Bank(The)
3.91%, 01/13/28	6,899	6,851,941
4.11%, 10/13/28(a)	5,313	5,280,808
4.57%, 06/02/28	6,894	6,921,379
4.86%, 01/31/28	7,114	7,170,691
5.16%, 01/10/28	9,166	9,280,308
5.52%, 07/17/28	8,851	9,062,338
U.S. Bancorp, 3.90%, 04/26/28(a)	6,202	6,164,370
UBS AG/London, 5.65%, 09/11/28	10,821	11,152,184
UBS AG/Stamford CT, 7.50%, 02/15/28(a)	1,185	1,252,580
Westpac Banking Corp.
1.95%, 11/20/28	8,672	8,202,992
3.40%, 01/25/28(a)	6,864	6,784,637
Security	Par (000)	Value
Banks (continued)
5.54%, 11/17/28	$8,246	$8,512,104
		472,416,561
Beverages — 1.3%
Coca-Cola Co.(The)
1.00%, 03/15/28(a)	8,675	8,212,303
1.50%, 03/05/28	5,074	4,859,816
Constellation Brands, Inc.
3.60%, 02/15/28	4,912	4,842,579
4.65%, 11/15/28	3,511	3,522,660
Diageo Capital PLC, 3.88%, 05/18/28	4,115	4,084,646
Keurig Dr Pepper, Inc.
4.35%, 05/15/28	3,725	3,710,925
4.60%, 05/25/28	7,743	7,748,870
PepsiCo, Inc.
3.60%, 02/18/28(a)	5,714	5,667,934
4.45%, 02/07/28(a)	5,197	5,236,818
4.45%, 05/15/28(a)	3,356	3,381,086
		51,267,637
Biotechnology — 0.9%
Amgen, Inc.
1.65%, 08/15/28	8,527	8,039,968
5.15%, 03/02/28	25,922	26,279,648
		34,319,616
Building Materials — 0.5%
Amrize Finance U.S. LLC, 4.70%, 04/07/28	2,993	3,004,353
Lennox International, Inc., 5.50%, 09/15/28	4,066	4,148,302
Masco Corp., 1.50%, 02/15/28	4,389	4,164,079
Mohawk Industries, Inc., 5.85%, 09/18/28	1,875	1,927,921
Trane Technologies Holdco, Inc., 3.75%, 08/21/28(a)	4,115	4,079,961
		17,324,616
Chemicals — 1.2%
Air Products and Chemicals, Inc., 4.30%, 06/11/28	3,956	3,965,521
Dow Chemical Co. (The), 4.80%, 11/30/28	4,150	4,170,558
DuPont de Nemours, Inc.
4.73%, 11/15/28(a)	1,116	1,122,704
4.73%, 11/15/28(b)	5,496	5,515,494
Eastman Chemical Co., 4.50%, 12/01/28(a)	3,748	3,750,041
Ecolab, Inc.
4.30%, 06/15/28(a)	3,119	3,124,620
5.25%, 01/15/28(a)	3,417	3,474,062
International Flavors & Fragrances, Inc., 4.45%, 09/26/28(a)	2,951	2,946,992
Mosaic Co. (The), 5.38%, 11/15/28	3,133	3,193,268
Nutrien Ltd., 4.90%, 03/27/28	4,925	4,965,448
PPG Industries, Inc., 3.75%, 03/15/28	5,089	5,039,442
Sherwin-Williams Co.(The)
4.30%, 08/15/28	3,474	3,464,920
4.55%, 03/01/28	3,176	3,185,165
		47,918,235
Commercial Services — 1.3%
Automatic Data Processing, Inc., 1.70%, 05/15/28	6,764	6,454,062
Block Financial LLC, 2.50%, 07/15/28(a)	3,391	3,214,893
Cintas Corp. No. 2, 4.20%, 05/01/28	2,674	2,671,693
Equifax, Inc., 5.10%, 06/01/28	4,826	4,878,227
Global Payments, Inc.
4.45%, 06/01/28	3,081	3,055,759
4.50%, 11/15/28	11,822	11,728,440
4.55%, 03/15/28	2,614	2,603,898
Moody's Corp., 3.25%, 01/15/28	3,680	3,616,900
19
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® iBonds® Dec 2028 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Services (continued)
PayPal Holdings, Inc., 4.45%, 03/06/28	$2,636	$2,640,395
Quanta Services, Inc., 4.30%, 08/09/28(a)	3,081	3,075,872
S&P Global, Inc., 4.75%, 08/01/28(a)	4,854	4,900,088
UL Solutions, Inc., 6.50%, 10/20/28	1,905	1,989,394
		50,829,621
Computers — 2.7%
Apple, Inc.
1.20%, 02/08/28	15,684	14,949,747
1.40%, 08/05/28	13,876	13,123,273
4.00%, 05/10/28	9,652	9,657,151
4.00%, 05/12/28	8,478	8,475,161
Dell International LLC/EMC Corp.
4.75%, 04/01/28	3,732	3,754,219
5.25%, 02/01/28	7,471	7,574,715
Dell, Inc., 7.10%, 04/15/28(a)	2,526	2,650,547
DXC Technology Co., 2.38%, 09/15/28(a)	4,580	4,300,629
Hewlett Packard Enterprise Co.
4.15%, 09/15/28(a)	5,801	5,752,275
4.50%, 03/23/28	2,679	2,680,578
5.25%, 07/01/28	3,817	3,873,677
HP, Inc., 4.75%, 01/15/28(a)	6,264	6,291,250
International Business Machines Corp.
4.50%, 02/06/28(a)	7,469	7,489,831
4.65%, 02/10/28	7,000	7,042,466
6.50%, 01/15/28	2,421	2,507,278
Kyndryl Holdings, Inc., 2.70%, 10/15/28	3,125	2,933,995
		103,056,792
Cosmetics & Personal Care — 0.9%
Colgate-Palmolive Co., 4.60%, 03/01/28(a)	3,524	3,565,971
Estee Lauder Companies, Inc. (The), 4.38%, 05/15/28	5,249	5,251,142
Kenvue, Inc., 5.05%, 03/22/28	7,497	7,597,870
Procter & Gamble Co. (The), 3.95%, 01/26/28	4,025	4,025,639
Unilever Capital Corp.
3.50%, 03/22/28	8,442	8,350,465
4.88%, 09/08/28	4,848	4,925,267
		33,716,354
Distribution & Wholesale — 0.1%
LKQ Corp., 5.75%, 06/15/28	3,772	3,836,233
Diversified Financial Services — 4.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.00%, 10/29/28(a)	25,553	24,617,999
3.88%, 01/23/28	3,603	3,565,041
4.88%, 04/01/28	5,048	5,077,153
5.75%, 06/06/28(a)	6,859	7,018,974
Ally Financial, Inc., 2.20%, 11/02/28	5,206	4,913,851
Ameriprise Financial, Inc., 5.70%, 12/15/28	4,317	4,460,165
Ares Management Corp., 6.38%, 11/10/28	3,434	3,567,926
BGC Group, Inc., 8.00%, 05/25/28	2,354	2,476,321
Brookfield Finance, Inc., 3.90%, 01/25/28	7,169	7,087,758
Capital One Financial Corp., 3.80%, 01/31/28	9,841	9,731,402
Charles Schwab Corp.(The)
2.00%, 03/20/28(a)	8,531	8,186,650
3.20%, 01/25/28	4,867	4,790,015
CME Group, Inc., 3.75%, 06/15/28	3,893	3,859,118
Intercontinental Exchange, Inc.
3.63%, 09/01/28(a)	7,115	7,008,649
3.75%, 09/21/28(a)	4,356	4,298,613
Security	Par (000)	Value
Diversified Financial Services (continued)
3.95%, 12/01/28	$2,745	$2,721,919
Jefferies Financial Group, Inc., 5.88%, 07/21/28(a)	6,612	6,755,522
Lazard Group LLC, 4.50%, 09/19/28	3,727	3,713,716
LPL Holdings, Inc.
4.90%, 04/03/28(a)	3,518	3,527,585
6.75%, 11/17/28(a)	5,000	5,235,691
Marex Group PLC, 5.83%, 05/08/28	3,303	3,334,255
Mastercard, Inc.
3.50%, 02/26/28	3,008	2,978,719
4.10%, 01/15/28(a)	4,716	4,719,361
4.55%, 03/15/28	3,222	3,249,020
4.88%, 03/09/28(a)	5,058	5,127,484
Nasdaq, Inc., 5.35%, 06/28/28	5,343	5,442,719
Nomura Holdings, Inc.
2.17%, 07/14/28	6,663	6,327,092
5.84%, 01/18/28	3,671	3,744,553
6.07%, 07/12/28	6,130	6,312,282
Sumisho Air Lease Corp.
2.10%, 09/01/28	3,068	2,891,972
4.40%, 03/24/28(a)(b)	5,825	5,796,721
4.63%, 10/01/28	3,357	3,348,094
5.30%, 02/01/28	4,277	4,322,230
		180,208,570
Electric — 9.0%
AEP Texas, Inc., 3.95%, 06/01/28	3,518	3,482,190
AES Corp. (The), 5.45%, 06/01/28	5,685	5,740,406
Ameren Corp., 1.75%, 03/15/28(a)	3,182	3,029,500
Ameren Illinois Co., 3.80%, 05/15/28	3,266	3,236,808
American Electric Power Co., Inc., Series J, 4.30%, 12/01/28	4,155	4,144,161
Atlantic City Electric Co., 4.00%, 10/15/28(a)	2,407	2,388,608
Berkshire Hathaway Energy Co., 3.25%, 04/15/28	4,528	4,444,990
Black Hills Corp., 5.95%, 03/15/28(a)	2,382	2,439,629
CenterPoint Energy Houston Electric LLC, 5.20%, 10/01/28	3,921	3,996,727
Commonwealth Edison Co., 3.70%, 08/15/28	3,908	3,862,561
Consolidated Edison Co. of New York, Inc.
3.80%, 05/15/28(a)	2,046	2,027,813
Series D, 4.00%, 12/01/28	3,408	3,383,399
Constellation Energy Generation LLC
3.90%, 01/08/28	6,356	6,308,746
5.60%, 03/01/28	5,117	5,221,210
Consumers Energy Co.
3.80%, 11/15/28(a)	2,376	2,345,512
4.65%, 03/01/28	2,535	2,551,741
Dominion Energy, Inc.
4.25%, 06/01/28(a)	3,868	3,856,069
4.60%, 05/15/28	5,681	5,700,079
DTE Electric Co., Series A, 1.90%, 04/01/28(a)	4,174	4,003,593
DTE Energy Co., 4.88%, 06/01/28	7,278	7,336,088
Duke Energy Carolinas LLC
3.95%, 11/15/28(a)	5,137	5,094,440
Series A, 6.00%, 12/01/28	1,107	1,151,974
Duke Energy Corp., 4.30%, 03/15/28	6,478	6,468,021
Duke Energy Florida LLC, 3.80%, 07/15/28(a)	3,994	3,956,899
Duke Energy Progress LLC, 3.70%, 09/01/28	3,830	3,788,027
Edison International
4.13%, 03/15/28	3,871	3,811,376
5.00%, 05/05/28	1,325	1,325,331
5.25%, 11/15/28	4,225	4,246,225
Enel Chile SA, 4.88%, 06/12/28	6,118	6,167,756
Schedule of Investments
20

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® iBonds® Dec 2028 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Entergy Arkansas LLC, 4.00%, 06/01/28	$2,690	$2,674,740
Entergy Corp., 1.90%, 06/15/28	4,581	4,350,699
Entergy Louisiana LLC, 3.25%, 04/01/28	2,753	2,706,581
Entergy Mississippi LLC, 2.85%, 06/01/28(a)	2,488	2,416,517
Evergy Kansas Central, Inc., 4.70%, 03/13/28	2,171	2,180,394
Eversource Energy
5.45%, 03/01/28	8,954	9,089,974
Series M, 3.30%, 01/15/28	3,140	3,077,211
Exelon Corp., 5.15%, 03/15/28	6,737	6,816,437
FirstEnergy Pennsylvania Electric Co., 4.15%, 03/15/28(b)	2,487	2,476,686
Florida Power & Light Co.
4.40%, 05/15/28	4,794	4,814,552
5.05%, 04/01/28	6,884	6,995,122
Georgia Power Co.
4.00%, 10/01/28	4,416	4,388,903
4.65%, 05/16/28	5,171	5,208,565
Indiana Michigan Power Co., 3.85%, 05/15/28	2,170	2,150,078
Interstate Power and Light Co., 4.10%, 09/26/28(a)	3,982	3,953,113
Mississippi Power Co., 3.95%, 03/30/28	2,050	2,036,694
National Grid PLC, 5.60%, 06/12/28	5,295	5,411,830
National Rural Utilities Cooperative Finance Corp.
3.40%, 02/07/28	4,784	4,715,038
3.90%, 11/01/28(a)	2,443	2,415,197
4.75%, 02/07/28(a)	3,004	3,025,609
4.80%, 03/15/28	3,797	3,825,859
5.05%, 09/15/28	3,306	3,356,790
Series D, 4.15%, 08/25/28	4,260	4,241,172
NextEra Energy Capital Holdings, Inc.
1.90%, 06/15/28	10,912	10,370,596
4.85%, 02/04/28(a)	5,793	5,841,547
4.90%, 02/28/28(a)	8,756	8,831,755
Oklahoma Gas and Electric Co., 3.80%, 08/15/28(a)	2,185	2,160,358
Oncor Electric Delivery Co. LLC
3.70%, 11/15/28	4,666	4,597,335
4.30%, 05/15/28(a)	4,222	4,222,200
Pacific Gas and Electric Co.
3.00%, 06/15/28	5,977	5,779,246
3.75%, 07/01/28	6,330	6,213,426
4.65%, 08/01/28	2,576	2,575,245
5.00%, 06/04/28(a)	4,324	4,361,379
Pinnacle West Capital Corp., 4.90%, 05/15/28(a)	3,067	3,092,978
Public Service Co. of Colorado, 3.70%, 06/15/28	2,502	2,469,777
Public Service Co. of New Hampshire, 4.40%, 07/01/28	2,318	2,321,050
Public Service Electric and Gas Co.
3.65%, 09/01/28	2,462	2,424,735
3.70%, 05/01/28	2,823	2,794,540
Public Service Enterprise Group, Inc., 5.88%, 10/15/28	4,045	4,168,615
Puget Energy, Inc., 2.38%, 06/15/28	3,324	3,176,261
San Diego Gas & Electric Co., 4.95%, 08/15/28(a)	4,260	4,316,456
Sempra, 3.40%, 02/01/28	6,717	6,590,170
Southern California Edison Co.
5.30%, 03/01/28(a)	5,190	5,252,188
5.65%, 10/01/28(a)	3,836	3,920,110
Series B, 3.65%, 03/01/28(a)	2,635	2,589,978
Southern Co.(The)
4.85%, 06/15/28	4,925	4,966,408
Series 21-B, 1.75%, 03/15/28	2,790	2,660,241
Security	Par (000)	Value
Electric (continued)
Southwestern Electric Power Co., Series M, 4.10%, 09/15/28	$3,718	$3,685,330
System Energy Resources, Inc., 6.00%, 04/15/28	2,120	2,175,826
Virginia Electric and Power Co., Series A, 3.80%, 04/01/28	5,224	5,176,750
Vistra Operations Co. LLC, 4.55%, 10/30/28(b)	4,750	4,741,948
WEC Energy Group, Inc.
2.20%, 12/15/28(a)	3,497	3,305,660
4.75%, 01/15/28	4,379	4,404,948
Wisconsin Electric Power Co., 1.70%, 06/15/28(a)	1,637	1,554,080
Xcel Energy, Inc.
4.00%, 06/15/28(a)	4,290	4,257,982
4.75%, 03/21/28	2,413	2,425,389
		345,262,147
Electrical Components & Equipment — 0.1%
ABB Finance USA, Inc., 3.80%, 04/03/28	2,038	2,020,219
Electronics — 1.0%
Amphenol Corp.
3.90%, 11/15/28	3,425	3,395,093
4.38%, 06/12/28	5,399	5,409,571
Arrow Electronics, Inc., 3.88%, 01/12/28	3,390	3,348,287
Avnet, Inc., 6.25%, 03/15/28	3,402	3,492,739
Flex Ltd., 6.00%, 01/15/28(a)	2,941	3,004,243
Hubbell, Inc., 3.50%, 02/15/28	3,424	3,371,825
Jabil, Inc., 3.95%, 01/12/28	3,372	3,340,762
TD SYNNEX Corp., 2.38%, 08/09/28	4,037	3,838,831
Trimble, Inc., 4.90%, 06/15/28(a)	4,040	4,049,981
Vontier Corp., 2.40%, 04/01/28	3,515	3,369,675
		36,621,007
Engineering & Construction — 0.1%
Jacobs Engineering Group, Inc., 6.35%, 08/18/28	3,923	4,060,903
Environmental Control — 0.7%
Republic Services, Inc., 3.95%, 05/15/28(a)	5,653	5,622,270
Veralto Corp., 5.35%, 09/18/28	5,094	5,189,163
Waste Connections, Inc., 4.25%, 12/01/28	4,064	4,062,392
Waste Management, Inc.
1.15%, 03/15/28(a)	3,828	3,621,298
4.50%, 03/15/28(a)	6,430	6,473,277
		24,968,400
Food — 1.6%
Campbell's Company/The, 4.15%, 03/15/28	7,246	7,170,695
Conagra Brands, Inc.
4.85%, 11/01/28	8,907	8,922,299
7.00%, 10/01/28	2,712	2,844,271
General Mills, Inc.
4.20%, 04/17/28	9,649	9,598,336
5.50%, 10/17/28(a)	3,738	3,824,614
Hershey Co.(The)
4.25%, 05/04/28	2,429	2,433,857
4.55%, 02/24/28	2,937	2,959,705
Hormel Foods Corp., 1.70%, 06/03/28	5,169	4,906,647
J M Smucker Co. (The), 5.90%, 11/15/28(a)	5,495	5,685,605
Kellanova, 4.30%, 05/15/28(a)	3,804	3,806,681
Mondelez International, Inc.
4.13%, 05/07/28	3,820	3,799,591
4.25%, 05/06/28	4,548	4,543,531
		60,495,832
Forest Products & Paper — 0.1%
Suzano Austria GmbH, 2.50%, 09/15/28	3,339	3,180,063
21
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® iBonds® Dec 2028 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Gas — 0.6%
CenterPoint Energy Resources Corp.
4.00%, 04/01/28	$2,159	$2,142,826
5.25%, 03/01/28(a)	5,846	5,940,727
National Fuel Gas Co., 4.75%, 09/01/28	2,297	2,291,768
NiSource, Inc., 5.25%, 03/30/28	6,980	7,083,964
Southern Co. Gas Capital Corp., Series A, 4.05%, 09/15/28(a)	2,799	2,774,560
Southwest Gas Corp.
3.70%, 04/01/28	1,588	1,564,744
5.45%, 03/23/28	2,246	2,288,284
		24,086,873
Hand & Machine Tools — 0.2%
Kennametal, Inc., 4.63%, 06/15/28	1,671	1,672,129
Stanley Black & Decker, Inc.
4.25%, 11/15/28	3,614	3,604,904
6.00%, 03/06/28(a)	2,786	2,867,943
		8,144,976
Health Care - Products — 1.5%
Abbott Laboratories, 1.15%, 01/30/28	4,466	4,244,970
Baxter International, Inc., 2.27%, 12/01/28	8,601	8,046,872
Boston Scientific Corp., 4.00%, 03/01/28	2,892	2,883,331
Edwards Lifesciences Corp., 4.30%, 06/15/28	4,602	4,590,788
GE HealthCare Technologies, Inc., 4.15%, 12/15/28	3,665	3,638,993
Medtronic Global Holdings SCA, 4.25%, 03/30/28(a)	7,456	7,456,612
Revvity, Inc., 1.90%, 09/15/28(a)	4,155	3,906,820
Stryker Corp.
3.65%, 03/07/28	4,589	4,533,265
4.70%, 02/10/28	4,942	4,972,258
4.85%, 12/08/28(a)	4,263	4,319,006
Thermo Fisher Scientific, Inc., 1.75%, 10/15/28	5,478	5,162,910
Zimmer Biomet Holdings, Inc., 5.35%, 12/01/28(a)	3,545	3,619,829
		57,375,654
Health Care - Services — 2.8%
Advocate Health & Hospitals Corp., 3.83%, 08/15/28(a)	601	595,995
Ascension Health, Series 2025, 4.08%, 11/15/28	1,853	1,846,285
Bon Secours Mercy Health, Inc., Series 2018, 4.30%, 07/01/28(a)	1,399	1,394,797
CHRISTUS Health, Series C, 4.34%, 07/01/28(a)	1,531	1,521,238
Cigna Group (The), 4.38%, 10/15/28	25,756	25,747,073
Elevance Health, Inc.
4.00%, 09/15/28(a)	5,190	5,145,905
4.10%, 03/01/28	8,795	8,748,020
HCA, Inc.
5.00%, 03/01/28(a)	4,462	4,500,118
5.20%, 06/01/28(a)	6,773	6,865,366
5.63%, 09/01/28	10,861	11,072,881
Humana, Inc.
5.75%, 03/01/28	3,739	3,810,177
5.75%, 12/01/28	3,449	3,532,115
IQVIA, Inc., 5.70%, 05/15/28	5,039	5,132,335
PeaceHealth Obligated Group, 4.34%, 11/15/28	245	243,822
SSM Health Care Corp., 4.89%, 06/01/28(a)	865	871,731
Sutter Health, Series 2018, 3.70%, 08/15/28(a)	527	519,649
Toledo Hospital (The), Series B, 5.33%, 11/15/28	1,172	1,178,369
UnitedHealth Group, Inc.
3.85%, 06/15/28(a)	7,757	7,700,953
3.88%, 12/15/28	5,883	5,824,254
Security	Par (000)	Value
Health Care - Services (continued)
4.40%, 06/15/28(a)	$3,639	$3,649,144
5.25%, 02/15/28	7,058	7,178,268
		107,078,495
Holding Companies - Diversified — 1.9%
Apollo Debt Solutions BDC, 5.20%, 12/08/28(b)	2,907	2,875,430
Ares Capital Corp., 2.88%, 06/15/28	8,507	8,115,550
Ares Strategic Income Fund
5.45%, 09/09/28(b)	4,225	4,195,134
5.70%, 03/15/28	6,966	6,969,402
Barings BDC, Inc., 5.20%, 09/15/28	2,284	2,239,330
Blackstone Private Credit Fund, 7.30%, 11/27/28	4,413	4,568,610
Blackstone Secured Lending Fund
2.85%, 09/30/28	4,530	4,248,228
5.35%, 04/13/28	4,467	4,455,728
Blue Owl Capital Corp., 2.88%, 06/11/28	5,638	5,286,100
Blue Owl Credit Income Corp., 7.95%, 06/13/28	4,514	4,650,663
Blue Owl Technology Finance Corp., 6.10%, 03/15/28(a)	4,115	4,097,675
Goldman Sachs Private Credit Corp.
5.05%, 02/23/28(b)	1,964	1,940,256
5.88%, 05/06/28(a)(b)	2,965	2,969,206
Golub Capital BDC, Inc., 7.05%, 12/05/28	4,763	4,903,012
Golub Capital Private Credit Fund, 5.45%, 08/15/28(a)(b)	3,423	3,394,006
Main Street Capital Corp., 5.40%, 08/15/28(a)	2,538	2,525,799
North Haven Private Income Fund LLC, 5.13%, 09/25/28(b)	2,164	2,107,749
Oaktree Strategic Credit Fund, 8.40%, 11/14/28	2,406	2,527,668
Sixth Street Specialty Lending, Inc., 6.95%, 08/14/28	2,334	2,409,514
		74,479,060
Home Builders — 0.1%
Toll Brothers Finance Corp., 4.35%, 02/15/28	2,960	2,948,909
Household Products & Wares — 0.3%
Avery Dennison Corp., 4.88%, 12/06/28	3,593	3,629,595
Clorox Co. (The), 3.90%, 05/15/28(a)	3,362	3,336,500
Kimberly-Clark Corp., 3.95%, 11/01/28	4,092	4,064,519
		11,030,614
Insurance — 1.6%
Aon Corp., 4.50%, 12/15/28(a)	2,376	2,383,213
Assurant, Inc., 4.90%, 03/27/28	2,313	2,321,957
Assured Guaranty U.S. Holdings, Inc., 6.13%, 09/15/28	2,612	2,702,139
Athene Holding Ltd., 4.13%, 01/12/28(a)	6,864	6,796,781
Brown & Brown, Inc., 4.70%, 06/23/28(a)	3,781	3,791,581
Cincinnati Financial Corp., 6.92%, 05/15/28(a)	2,804	2,942,612
Equitable Holdings, Inc., 4.35%, 04/20/28	7,040	7,008,405
F&G Annuities & Life, Inc., 7.40%, 01/13/28	3,460	3,529,304
Fairfax Financial Holdings Ltd., 4.85%, 04/17/28	3,015	3,031,137
Fidelity National Financial, Inc., 4.50%, 08/15/28	3,424	3,406,834
Globe Life, Inc., 4.55%, 09/15/28(a)	4,091	4,082,937
Horace Mann Educators Corp., 7.25%, 09/15/28	2,188	2,302,454
Lincoln National Corp., 3.80%, 03/01/28(a)	3,151	3,113,589
MGIC Investment Corp., 5.25%, 08/15/28	4,683	4,679,587
Prudential Financial, Inc., 3.88%, 03/27/28	3,185	3,164,088
Willis North America, Inc., 4.50%, 09/15/28	4,329	4,323,508
		59,580,126
Internet — 2.5%
Alphabet, Inc., 3.88%, 11/15/28	4,847	4,822,320
Schedule of Investments
22

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® iBonds® Dec 2028 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Internet (continued)
Amazon.com, Inc.
1.65%, 05/12/28	$15,437	$14,706,231
3.85%, 03/13/28	17,950	17,878,237
3.90%, 11/20/28(a)	13,417	13,329,072
Baidu, Inc.
4.38%, 03/29/28	610	609,997
4.88%, 11/14/28	920	930,619
Booking Holdings, Inc., 3.55%, 03/15/28(a)	3,819	3,769,655
Expedia Group, Inc., 3.80%, 02/15/28(a)	6,945	6,857,947
Meta Platforms, Inc., 4.60%, 05/15/28(a)	10,212	10,308,707
Netflix, Inc.
4.88%, 04/15/28(a)	10,314	10,439,864
5.88%, 11/15/28(a)	12,254	12,719,285
		96,371,934
Iron & Steel — 0.2%
Nucor Corp., 3.95%, 05/01/28	3,541	3,521,590
Steel Dynamics, Inc., 4.00%, 12/15/28	3,702	3,663,685
		7,185,275
Leisure Time — 0.1%
Royal Caribbean Cruises Ltd., 3.70%, 03/15/28	3,331	3,280,065
Lodging — 0.9%
Hyatt Hotels Corp.
4.38%, 09/15/28	2,723	2,707,528
5.05%, 03/30/28(a)	3,379	3,410,882
Las Vegas Sands Corp., 5.63%, 06/15/28	6,690	6,780,309
Marriott International, Inc./MD
5.55%, 10/15/28	4,591	4,708,467
Series AA, 4.65%, 12/01/28	2,003	2,009,458
Series X, 4.00%, 04/15/28(a)	3,180	3,159,480
Sands China Ltd., 5.40%, 08/08/28	11,665	11,799,561
		34,575,685
Machinery — 2.6%
Caterpillar Financial Services Corp.
3.70%, 01/10/28(a)	2,896	2,879,816
3.95%, 11/14/28	6,053	6,023,335
4.40%, 03/03/28(a)	3,527	3,543,625
Series K, 4.10%, 08/15/28(a)	4,851	4,849,803
CNH Industrial Capital LLC
4.55%, 04/10/28	4,458	4,454,586
4.75%, 03/21/28(a)	3,432	3,448,524
Ingersoll Rand, Inc., 5.40%, 08/14/28(a)	3,340	3,413,257
John Deere Capital Corp.
1.50%, 03/06/28	3,676	3,507,564
3.05%, 01/06/28	2,703	2,658,689
4.65%, 01/07/28(a)	3,388	3,419,529
4.75%, 01/20/28(a)	7,689	7,777,240
4.90%, 03/03/28	4,287	4,346,390
4.95%, 07/14/28(a)	10,337	10,509,913
Series I, 4.25%, 06/05/28	5,056	5,070,262
Nordson Corp., 5.60%, 09/15/28	2,715	2,775,468
nVent Finance SARL, 4.55%, 04/15/28	3,166	3,149,380
Oshkosh Corp., 4.60%, 05/15/28	2,239	2,239,801
Otis Worldwide Corp., 5.25%, 08/16/28	5,437	5,541,882
Regal Rexnord Corp., 6.05%, 04/15/28	8,272	8,480,787
Westinghouse Air Brake Technologies Corp., 4.70%, 09/15/28	8,791	8,819,483
Xylem, Inc./New York, 1.95%, 01/30/28	4,163	4,002,920
		100,912,254
Security	Par (000)	Value
Manufacturing — 0.5%
3M Co., 3.63%, 09/14/28(a)	$3,826	$3,777,443
Eaton Corp.
3.85%, 03/06/28	5,467	5,429,781
4.35%, 05/18/28(a)	3,444	3,451,531
Teledyne Technologies, Inc., 2.25%, 04/01/28(a)	4,823	4,632,843
Textron, Inc., 3.38%, 03/01/28	2,085	2,046,028
		19,337,626
Media — 1.6%
Charter Communications Operating LLC/Charter Communications Operating Capital
3.75%, 02/15/28	7,158	7,042,759
4.20%, 03/15/28	8,613	8,523,232
Comcast Corp.
3.15%, 02/15/28	9,523	9,336,185
3.55%, 05/01/28	5,755	5,670,361
4.15%, 10/15/28	20,617	20,538,973
TCI Communications, Inc., 7.13%, 02/15/28	2,729	2,857,262
Walt Disney Co. (The), 2.20%, 01/13/28(a)	7,311	7,097,561
		61,066,333
Metal Fabricate & Hardware — 0.1%
Timken Co. (The), 4.50%, 12/15/28	2,833	2,828,771
Mining — 0.7%
BHP Billiton Finance USA Ltd.
4.75%, 02/28/28(a)	6,820	6,879,789
5.10%, 09/08/28	4,473	4,555,460
Freeport-McMoRan, Inc.
4.13%, 03/01/28	3,357	3,338,762
4.38%, 08/01/28	2,697	2,683,246
Rio Tinto Finance USA Ltd., 7.13%, 07/15/28	5,280	5,596,112
Rio Tinto Finance USA PLC, 4.50%, 03/14/28(a)	5,177	5,202,651
		28,256,020
Office & Business Equipment — 0.2%
CDW LLC/CDW Finance Corp.
3.28%, 12/01/28	3,487	3,351,332
4.25%, 04/01/28	3,778	3,734,841
		7,086,173
Oil & Gas — 2.6%
BP Capital Markets America, Inc.
3.94%, 09/21/28(a)	6,912	6,862,436
4.23%, 11/06/28	13,625	13,616,846
BP Capital Markets PLC, 3.72%, 11/28/28	5,998	5,915,036
Chevron USA, Inc.
3.85%, 01/15/28	4,034	4,022,670
4.05%, 08/13/28	4,499	4,494,076
4.48%, 02/26/28	7,011	7,055,943
Continental Resources, Inc./OK, 4.38%, 01/15/28(a)	6,889	6,855,542
Devon Energy Corp., 5.88%, 06/15/28(a)	1,588	1,588,290
EOG Resources, Inc., 4.40%, 07/15/28	4,000	4,009,777
EQT Corp., 5.70%, 04/01/28	3,641	3,711,184
HF Sinclair Corp., 5.00%, 02/01/28	3,990	3,983,230
Marathon Petroleum Corp., 3.80%, 04/01/28	3,710	3,666,468
Patterson-UTI Energy, Inc., 3.95%, 02/01/28(a)	3,421	3,367,291
Phillips 66, 3.90%, 03/15/28	5,732	5,677,274
Phillips 66 Co., 3.75%, 03/01/28	2,890	2,855,931
Shell Finance U.S., Inc., 3.88%, 11/13/28(b)	9,005	8,939,563
Shell International Finance BV, 3.88%, 11/13/28(a)	360	358,045
TotalEnergies Capital SA, 3.88%, 10/11/28	7,143	7,112,500
Valero Energy Corp., 4.35%, 06/01/28	3,803	3,802,378
23
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® iBonds® Dec 2028 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
Woodside Finance Ltd., 4.90%, 05/19/28	$2,484	$2,502,078
		100,396,558
Packaging & Containers — 0.5%
Amcor Finance USA, Inc., 4.50%, 05/15/28	3,167	3,170,035
Amcor Flexibles North America, Inc., 4.80%, 03/17/28	4,402	4,426,823
Berry Global, Inc., 5.50%, 04/15/28(a)	3,434	3,496,651
WRKCo, Inc.
3.90%, 06/01/28	3,541	3,500,258
4.00%, 03/15/28	3,839	3,812,010
		18,405,777
Pharmaceuticals — 5.8%
AbbVie, Inc.
3.78%, 03/03/28	7,155	7,110,496
4.25%, 11/14/28	12,551	12,574,358
4.65%, 03/15/28(a)	9,058	9,135,165
Astrazeneca Finance LLC
1.75%, 05/28/28	8,752	8,337,803
4.88%, 03/03/28	7,339	7,441,357
Becton Dickinson & Co., 4.69%, 02/13/28	5,375	5,394,648
Bristol-Myers Squibb Co., 3.90%, 02/20/28(a)	269	268,221
CVS Health Corp., 4.30%, 03/25/28	34,099	33,982,710
Eli Lilly & Co.
4.00%, 10/15/28(a)	7,371	7,356,346
4.55%, 02/12/28(a)	6,038	6,081,564
GlaxoSmithKline Capital, Inc., 3.88%, 05/15/28(a)	12,139	12,070,884
Johnson & Johnson
2.90%, 01/15/28(a)	9,928	9,752,042
4.55%, 03/01/28(a)	5,320	5,373,547
McKesson Corp.
3.95%, 02/16/28	2,649	2,630,328
4.90%, 07/15/28(a)	3,149	3,194,671
Merck & Co., Inc.
1.90%, 12/10/28(a)	7,229	6,835,673
4.05%, 05/17/28(a)	2,743	2,743,774
Merck Sharp & Dohme Corp., 5.95%, 12/01/28(a)	2,560	2,674,136
Mylan, Inc., 4.55%, 04/15/28	4,122	4,103,935
Novartis Capital Corp., 3.90%, 11/05/28	5,496	5,464,912
Pfizer Investment Enterprises Pte. Ltd., 4.45%, 05/19/28	26,615	26,736,489
Pfizer, Inc., 3.60%, 09/15/28(a)	6,892	6,817,965
Pharmacia LLC, 6.60%, 12/01/28(a)	4,355	4,595,837
Sanofi SA
3.63%, 06/19/28(a)	6,996	6,926,577
3.80%, 11/03/28	3,363	3,337,727
Takeda Pharmaceutical Co. Ltd., 5.00%, 11/26/28	12,045	12,199,138
Zoetis, Inc.
3.90%, 08/20/28	3,504	3,465,936
4.15%, 08/17/28	5,968	5,937,267
		222,543,506
Pipelines — 3.4%
Cheniere Energy, Inc., 4.63%, 10/15/28	9,925	9,887,181
Enbridge, Inc.
4.20%, 11/20/28	3,948	3,923,011
4.60%, 06/20/28	3,164	3,173,040
6.00%, 11/15/28	4,832	5,012,338
Energy Transfer LP
4.95%, 05/15/28	5,407	5,452,707
4.95%, 06/15/28	6,721	6,783,508
5.55%, 02/15/28(a)	6,710	6,828,715
Security	Par (000)	Value
Pipelines (continued)
6.10%, 12/01/28	$3,509	$3,639,557
Enterprise Products Operating LLC
4.15%, 10/16/28(a)	7,112	7,101,664
4.30%, 06/20/28	5,703	5,705,112
Kinder Morgan, Inc., 4.30%, 03/01/28	8,621	8,621,508
MPLX LP, 4.00%, 03/15/28(a)	8,566	8,499,566
ONEOK, Inc.
4.55%, 07/15/28	5,838	5,838,995
5.65%, 11/01/28	5,134	5,264,909
Sabine Pass Liquefaction LLC, 4.20%, 03/15/28(a)	9,209	9,167,575
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.00%, 01/15/28	5,060	5,053,336
Tennessee Gas Pipeline Co. LLC, 7.00%, 10/15/28	2,723	2,879,849
TransCanada PipeLines Ltd., 4.25%, 05/15/28	9,539	9,501,274
Transcontinental Gas Pipe Line Co. LLC, 4.00%, 03/15/28	2,930	2,908,528
Valero Energy Partners LP, 4.50%, 03/15/28	3,274	3,273,277
Western Midstream Operating LP
4.50%, 03/01/28	2,395	2,392,620
4.75%, 08/15/28	2,287	2,294,157
Williams Companies, Inc. (The), 5.30%, 08/15/28	6,180	6,297,000
		129,499,427
Real Estate — 0.1%
Jones Lang LaSalle, Inc., 6.88%, 12/01/28	2,736	2,879,301
Real Estate Investment Trusts — 5.7%
Agree LP, 2.00%, 06/15/28	2,555	2,426,867
Alexandria Real Estate Equities, Inc., 3.95%, 01/15/28	3,197	3,167,932
American Homes 4 Rent LP, 4.25%, 02/15/28	3,571	3,549,132
American Tower Corp.
1.50%, 01/31/28	4,730	4,498,840
3.60%, 01/15/28	5,075	5,003,624
5.25%, 07/15/28	4,350	4,418,083
5.50%, 03/15/28	4,663	4,746,147
5.80%, 11/15/28	5,036	5,187,295
AvalonBay Communities, Inc.
1.90%, 12/01/28	3,290	3,095,827
3.20%, 01/15/28	3,281	3,222,111
Boston Properties LP, 4.50%, 12/01/28(a)	7,175	7,156,191
Brixmor Operating Partnership LP, 2.25%, 04/01/28	2,427	2,330,155
Camden Property Trust, 4.10%, 10/15/28(a)	3,280	3,263,518
Crown Castle, Inc.
3.80%, 02/15/28	6,884	6,789,512
4.80%, 09/01/28	4,068	4,087,951
5.00%, 01/11/28	6,831	6,881,668
CubeSmart LP, 2.25%, 12/15/28	4,028	3,806,361
Digital Realty Trust LP
4.45%, 07/15/28	4,659	4,651,708
5.55%, 01/15/28	6,331	6,440,186
DOC DR LLC, 3.95%, 01/15/28	2,683	2,656,773
EPR Properties, 4.95%, 04/15/28	1,369	1,369,491
Equinix, Inc.
1.55%, 03/15/28	4,684	4,447,449
2.00%, 05/15/28	2,840	2,708,376
ERP Operating LP
3.50%, 03/01/28	3,736	3,680,158
4.15%, 12/01/28	3,056	3,038,811
Essex Portfolio LP, 1.70%, 03/01/28	3,402	3,233,569
Schedule of Investments
24

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® iBonds® Dec 2028 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
Extra Space Storage LP, 5.70%, 04/01/28	$5,630	$5,746,275
Federal Realty OP LP, 5.38%, 05/01/28	2,652	2,691,346
GLP Capital LP/GLP Financing II, Inc., 5.75%, 06/01/28	3,704	3,752,770
Healthpeak OP LLC, 2.13%, 12/01/28(a)	3,826	3,609,080
Highwoods Realty LP, 4.13%, 03/15/28	1,434	1,414,217
Host Hotels & Resorts LP, 4.25%, 12/15/28(a)	1,427	1,411,940
Invitation Homes Operating Partnership LP, 2.30%, 11/15/28(a)	4,322	4,085,802
Kilroy Realty LP, 4.75%, 12/15/28	3,035	3,010,137
Kimco Realty OP LLC, 1.90%, 03/01/28	2,895	2,773,160
Mid-America Apartments LP, 4.20%, 06/15/28(a)	3,233	3,223,817
NNN REIT, Inc., 4.30%, 10/15/28	2,868	2,855,575
Omega Healthcare Investors, Inc., 4.75%, 01/15/28(a)	4,017	4,018,856
Prologis LP
3.88%, 09/15/28	3,144	3,112,895
4.00%, 09/15/28	3,212	3,190,080
4.88%, 06/15/28(a)	5,226	5,287,081
Public Storage Operating Co.
1.85%, 05/01/28	4,638	4,427,436
1.95%, 11/09/28	4,171	3,939,865
Realty Income Corp.
2.10%, 03/15/28	3,267	3,134,600
2.20%, 06/15/28	3,294	3,152,163
3.40%, 01/15/28(a)	4,000	3,934,492
3.65%, 01/15/28	3,772	3,729,801
4.70%, 12/15/28	2,743	2,762,092
Regency Centers LP, 4.13%, 03/15/28	2,352	2,343,262
Rexford Industrial Realty LP, 5.00%, 06/15/28(a)	2,152	2,175,019
Simon Property Group LP, 1.75%, 02/01/28	5,580	5,347,201
Store Capital LLC, 4.50%, 03/15/28(a)	2,634	2,621,455
Sun Communities Operating LP, 2.30%, 11/01/28	3,221	3,051,321
UDR, Inc., 3.50%, 01/15/28	2,227	2,192,936
Ventas Realty LP, 4.00%, 03/01/28	4,510	4,470,633
VICI Properties LP
4.75%, 02/15/28(a)	8,757	8,768,426
4.75%, 04/01/28	2,732	2,734,548
Welltower OP LLC, 4.25%, 04/15/28	5,283	5,275,571
		220,101,587
Retail — 3.1%
AutoNation, Inc., 1.95%, 08/01/28	2,922	2,756,989
AutoZone, Inc.
4.50%, 02/01/28	3,042	3,048,681
6.25%, 11/01/28(a)	3,681	3,838,994
Best Buy Co., Inc., 4.45%, 10/01/28(a)	3,464	3,468,224
Dollar General Corp.
4.13%, 05/01/28(a)	2,471	2,455,459
5.20%, 07/05/28	2,824	2,864,603
Dollar Tree, Inc., 4.20%, 05/15/28	8,434	8,384,977
Genuine Parts Co., 6.50%, 11/01/28(a)	3,025	3,134,364
Home Depot, Inc.(The)
0.90%, 03/15/28(a)	2,957	2,792,474
1.50%, 09/15/28	6,470	6,103,229
3.75%, 09/15/28(a)	2,191	2,175,271
3.90%, 12/06/28	6,953	6,915,556
Lowe's Companies, Inc.
1.30%, 04/15/28	6,671	6,300,371
1.70%, 09/15/28	6,861	6,456,087
4.00%, 10/15/28	5,690	5,646,720
Security	Par (000)	Value
Retail (continued)
McDonald's Corp.
3.80%, 04/01/28(a)	$6,832	$6,782,157
4.80%, 08/14/28	4,731	4,781,561
O'Reilly Automotive, Inc., 4.35%, 06/01/28	4,117	4,115,888
Starbucks Corp.
3.50%, 03/01/28	4,166	4,104,677
4.00%, 11/15/28(a)	5,281	5,236,849
4.50%, 05/15/28	5,201	5,217,507
Target Corp., 4.35%, 06/15/28(a)	3,461	3,475,731
TJX Companies, Inc. (The), 1.15%, 05/15/28(a)	3,840	3,618,651
Walmart, Inc.
3.70%, 06/26/28	9,072	9,019,737
3.90%, 04/15/28	4,895	4,889,417
		117,584,174
Semiconductors — 2.4%
Advanced Micro Devices, Inc., 4.32%, 03/24/28(a)	4,106	4,124,763
Analog Devices, Inc.
1.70%, 10/01/28	5,025	4,738,894
4.25%, 06/15/28	6,044	6,043,330
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.50%, 01/15/28(a)	5,615	5,552,799
Broadcom, Inc.
1.95%, 02/15/28(a)	5,450	5,241,004
4.80%, 04/15/28	6,741	6,817,461
Intel Corp.
1.60%, 08/12/28	6,829	6,412,406
4.88%, 02/10/28	11,870	11,948,357
Marvell Technology, Inc.
2.45%, 04/15/28	5,361	5,159,851
4.88%, 06/22/28	3,353	3,385,832
Microchip Technology, Inc., 4.90%, 03/15/28	6,422	6,461,435
NVIDIA Corp., 1.55%, 06/15/28	8,399	7,977,815
NXP BV/NXP Funding LLC, 5.55%, 12/01/28	3,403	3,478,238
NXP BV/NXP Funding LLC/NXP USA, Inc., 4.30%, 08/19/28	3,533	3,520,730
QUALCOMM, Inc., 1.30%, 05/20/28	6,644	6,272,889
Texas Instruments, Inc., 4.60%, 02/15/28	4,932	4,969,717
		92,105,521
Shipbuilding — 0.1%
Huntington Ingalls Industries, Inc., 2.04%, 08/16/28	4,424	4,196,252
Software — 3.5%
Adobe, Inc., 4.75%, 01/17/28	5,004	5,053,508
Concentrix Corp., 6.60%, 08/02/28(a)	5,524	5,479,459
Fidelity National Information Services, Inc.
1.65%, 03/01/28(a)	5,148	4,883,934
4.45%, 03/10/28	5,047	5,032,815
Fiserv, Inc.
4.20%, 10/01/28(a)	6,788	6,712,890
5.38%, 08/21/28(a)	4,725	4,791,444
5.45%, 03/02/28	6,131	6,207,754
Intuit, Inc., 5.13%, 09/15/28	5,067	5,157,880
Oracle Corp.
2.30%, 03/25/28(a)	13,239	12,641,735
4.50%, 05/06/28(a)	5,253	5,228,009
4.80%, 08/03/28(a)	10,233	10,218,423
Roper Technologies, Inc.
4.20%, 09/15/28(a)	5,768	5,722,884
4.25%, 09/15/28	3,087	3,064,649
25
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® iBonds® Dec 2028 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Software (continued)
Salesforce, Inc.
1.50%, 07/15/28	$6,905	$6,488,991
3.70%, 04/11/28	9,682	9,574,168
4.50%, 03/15/28	21,096	21,119,263
Synopsys, Inc., 4.65%, 04/01/28(a)	6,891	6,933,674
Take-Two Interactive Software, Inc., 4.95%, 03/28/28	5,970	6,015,301
VMware LLC, 1.80%, 08/15/28	5,122	4,839,340
		135,166,121
Telecommunications — 3.1%
AT&T, Inc.
1.65%, 02/01/28	15,609	14,902,986
4.10%, 02/15/28	12,237	12,189,120
British Telecommunications PLC, 5.13%, 12/04/28	4,754	4,818,306
Cisco Systems, Inc., 4.55%, 02/24/28(a)	7,167	7,235,786
Motorola Solutions, Inc., 4.60%, 02/23/28	4,941	4,956,523
Sprint Capital Corp., 6.88%, 11/15/28	17,268	18,233,791
T-Mobile USA, Inc.
2.05%, 02/15/28	12,453	11,956,379
4.80%, 07/15/28	6,159	6,213,047
4.95%, 03/15/28(a)	7,317	7,392,935
Verizon Communications, Inc.
2.10%, 03/22/28	14,245	13,682,072
4.33%, 09/21/28(a)	18,930	18,941,580
		120,522,525
Transportation — 1.4%
Canadian National Railway Co., 6.90%, 07/15/28(a)	3,178	3,349,919
Canadian Pacific Railway Co., 4.00%, 06/01/28	4,076	4,047,826
CH Robinson Worldwide, Inc., 4.20%, 04/15/28	4,562	4,532,114
CSX Corp., 3.80%, 03/01/28	5,690	5,642,756
FedEx Corp., 3.40%, 02/15/28	195	191,725
Kirby Corp., 4.20%, 03/01/28	3,044	3,029,099
Norfolk Southern Corp., 3.80%, 08/01/28	4,697	4,652,006
Ryder System, Inc.
5.25%, 06/01/28	4,551	4,623,052
5.65%, 03/01/28(a)	3,349	3,420,913
6.30%, 12/01/28(a)	2,838	2,962,087
Union Pacific Corp., 3.95%, 09/10/28(a)	7,687	7,646,060
Walmart, Inc., 1.50%, 09/22/28	8,148	7,692,523
		51,790,080
Security	Par (000)	Value
Trucking & Leasing — 0.1%
GATX Corp.
3.50%, 03/15/28	$2,257	$2,217,355
4.55%, 11/07/28(a)	2,278	2,280,092
		4,497,447
Water — 0.2%
American Water Capital Corp., 3.75%, 09/01/28	4,336	4,282,153
United Utilities PLC, 6.88%, 08/15/28	2,637	2,766,512
		7,048,665
Total Long-Term Investments — 98.3% (Cost: $3,752,145,683)		3,767,386,561
	Shares
Short-Term Securities
Money Market Funds — 3.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.83%(d)(e)(f)	123,149,958	123,186,903
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.61%(d)(e)	22,920,000	22,920,000
Total Short-Term Securities — 3.8% (Cost: $146,085,827)		146,106,903
Total Investments — 102.1% (Cost: $3,898,231,510)		3,913,493,464
Liabilities in Excess of Other Assets — (2.1)%		(78,864,855)
Net Assets — 100.0%		$3,834,628,609

(a)	All or a portion of this security is on loan.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Schedule of Investments
26

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® iBonds® Dec 2028 Term Corporate ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/26	Shares Held at 04/30/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$121,568,407	$1,658,160 (a)	$—	$(24,353)	$(15,311)	$123,186,903	123,149,958	$323,095 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	8,650,000	14,270,000 (a)	—	—	—	22,920,000	22,920,000	247,679	—
				$(24,353)	$(15,311)	$146,106,903		$570,774	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$3,767,386,561	$—	$3,767,386,561
Short-Term Securities
Money Market Funds	146,106,903	—	—	146,106,903
	$146,106,903	$3,767,386,561	$—	$3,913,493,464
See notes to financial statements.
27
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)
April 30, 2026
iShares® iBonds® Dec 2029 Term Corporate ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Advertising — 0.1%
Omnicom Group, Inc., 4.20%, 03/02/29	$2,590	$2,559,810
Aerospace & Defense — 1.6%
Boeing Co.(The)
3.20%, 03/01/29	7,729	7,457,519
6.30%, 05/01/29	10,859	11,389,067
Honeywell Aerospace, Inc., 4.00%, 03/16/29(a)	11,250	11,127,283
Howmet Aerospace, Inc.
3.00%, 01/15/29	5,634	5,431,813
3.90%, 04/15/29	225	221,643
L3Harris Technologies, Inc.
2.90%, 12/15/29	3,007	2,846,959
5.05%, 06/01/29	5,480	5,578,155
Lockheed Martin Corp., 4.50%, 02/15/29	4,937	4,967,777
Northrop Grumman Corp., 4.60%, 02/01/29	4,074	4,102,002
RTX Corp.
5.75%, 01/15/29	3,318	3,436,386
7.50%, 09/15/29(b)	3,292	3,609,601
		60,168,205
Agriculture — 1.6%
Altria Group, Inc., 4.80%, 02/14/29	14,147	14,251,176
BAT Capital Corp., 3.46%, 09/06/29	3,835	3,706,554
BAT International Finance PLC, 5.93%, 02/02/29	6,922	7,173,286
Bunge Ltd. Finance Corp., 4.20%, 09/17/29	6,030	5,975,549
Philip Morris International, Inc.
3.38%, 08/15/29(b)	5,175	5,016,795
4.13%, 04/27/29	2,540	2,524,608
4.63%, 11/01/29(b)	5,418	5,457,936
4.88%, 02/13/29(b)	7,116	7,207,317
5.63%, 11/17/29	9,607	9,963,211
		61,276,432
Airlines — 0.2%
American Airlines Pass-Through Trust
Series 2017-1, Class AA, 3.65%, 02/15/29(b)	1,823	1,777,363
Series 2017-2, Class AA, 3.35%, 04/15/31(b)	1,362	1,306,647
Delta Air Lines, Inc., 3.75%, 10/28/29	3,974	3,827,224
		6,911,234
Auto Manufacturers — 4.7%
American Honda Finance Corp.
2.25%, 01/12/29	5,152	4,840,447
4.15%, 01/08/29	4,320	4,269,059
4.40%, 09/05/29	5,696	5,644,778
4.90%, 03/13/29(b)	5,818	5,858,085
Cummins, Inc., 4.90%, 02/20/29	3,719	3,778,728
Ford Motor Credit Co. LLC
2.90%, 02/10/29	5,902	5,542,785
4.97%, 04/06/29	3,979	3,946,125
5.11%, 05/03/29	11,580	11,508,295
5.30%, 09/06/29	7,073	7,051,831
5.80%, 03/08/29	11,912	12,062,638
5.88%, 11/07/29	10,023	10,175,785
General Motors Co., 5.40%, 10/15/29(b)	7,348	7,512,547
General Motors Financial Co, Inc., 4.75%, 04/06/29(b)	3,890	3,899,870
General Motors Financial Co., Inc.
4.30%, 04/06/29(b)	8,464	8,382,487
4.90%, 10/06/29	7,943	7,993,314
5.55%, 07/15/29	9,975	10,222,945
5.65%, 01/17/29(b)	3,197	3,271,250
Security	Par (000)	Value
Auto Manufacturers (continued)
5.80%, 01/07/29	$10,682	$10,990,426
PACCAR Financial Corp.
3.90%, 02/05/29	2,448	2,431,169
4.00%, 09/26/29	3,058	3,043,315
4.60%, 01/31/29	4,302	4,354,308
Toyota Motor Corp., 2.76%, 07/02/29(b)	3,380	3,223,075
Toyota Motor Credit Corp.
3.65%, 01/08/29(b)	3,589	3,533,705
4.45%, 06/29/29	6,539	6,558,748
4.55%, 08/09/29(b)	6,994	7,032,587
4.65%, 01/05/29	5,452	5,502,825
5.05%, 05/16/29	7,948	8,111,353
Series B, 4.05%, 03/13/29	6,627	6,582,121
		177,324,601
Auto Parts & Equipment — 0.3%
BorgWarner, Inc., 4.95%, 08/15/29(b)	4,343	4,396,544
Lear Corp., 4.25%, 05/15/29	2,824	2,786,396
Magna International, Inc., 5.05%, 03/14/29(b)	3,314	3,361,606
		10,544,546
Banks — 6.9%
Banco Bilbao Vizcaya Argentaria SA
4.15%, 03/03/29	311	307,351
5.38%, 03/13/29	8,386	8,586,395
Banco Santander SA
3.31%, 06/27/29	8,351	8,052,909
4.60%, 04/15/29	2,000	1,995,200
Bank of New York Mellon Corp.(The)
3.30%, 08/23/29	6,312	6,085,587
3.85%, 04/26/29(b)	2,290	2,268,342
Series J, 1.90%, 01/25/29	2,851	2,676,312
Bank of Nova Scotia (The), 5.45%, 08/01/29(b)	5,690	5,861,262
Canadian Imperial Bank of Commerce, 5.26%, 04/08/29	9,155	9,365,255
Citibank N.A., 4.84%, 08/06/29(b)	11,319	11,462,320
Cooperatieve Rabobank UA/NY
4.32%, 04/01/29	1,000	1,000,888
4.49%, 10/17/29(b)	4,557	4,581,923
4.80%, 01/09/29	4,209	4,263,069
Deutsche Bank AG/New York NY, 5.41%, 05/10/29	8,499	8,715,196
Fifth Third Financial Corp., 4.00%, 02/01/29(b)	3,951	3,895,026
ING Groep NV, 4.05%, 04/09/29(b)	8,473	8,373,135
Keybank National Association, 3.90%, 04/13/29	2,806	2,745,250
KeyCorp, 2.55%, 10/01/29(b)	5,952	5,573,552
Mitsubishi UFJ Financial Group, Inc.
3.20%, 07/18/29(b)	12,681	12,163,517
3.74%, 03/07/29(b)	10,709	10,536,942
National Australia Bank Ltd./New York, 4.79%, 01/10/29(b)	6,981	7,088,804
National Bank of Canada, 4.50%, 10/10/29	7,738	7,732,204
Northern Trust Corp., 3.15%, 05/03/29	3,838	3,719,999
PNC Bank N.A., 2.70%, 10/22/29	6,547	6,160,536
PNC Financial Services Group, Inc. (The), 3.45%, 04/23/29(b)	11,426	11,160,342
Royal Bank of Canada, 4.95%, 02/01/29	7,533	7,660,471
State Street Bank & Trust Co., 4.78%, 11/23/29	6,369	6,460,723
Sumitomo Mitsui Financial Group, Inc.
2.47%, 01/14/29(b)	3,394	3,222,227
2.72%, 09/27/29	3,596	3,382,416
3.04%, 07/16/29	20,338	19,405,346
4.11%, 01/15/29	116	115,011
Schedule of Investments
28

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® iBonds® Dec 2029 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
5.32%, 07/09/29(b)	$5,685	$5,805,854
Tabcorp Finance Pty. Ltd., 3.25%, 10/29/29	3,081	2,869,098
Toronto-Dominion Bank(The)
4.36%, 04/23/29	2,000	1,994,094
4.99%, 04/05/29	7,773	7,891,767
Truist Financial Corp., 3.88%, 03/19/29	6,017	5,907,627
U.S. Bancorp, 3.00%, 07/30/29(b)	7,735	7,391,261
Webster Financial Corp., 4.10%, 03/25/29	1,252	1,224,246
Wells Fargo & Co.
4.15%, 01/24/29(b)	18,742	18,645,635
Series B, 7.95%, 11/15/29	3,080	3,400,064
Westpac Banking Corp., 5.05%, 04/16/29	5,024	5,142,514
Wintrust Financial Corp., 4.85%, 06/06/29	1,810	1,782,097
		256,671,767
Beverages — 2.5%
Anheuser-Busch InBev Worldwide, Inc., 4.75%, 01/23/29	22,230	22,448,503
Coca-Cola Co. (The), 2.13%, 09/06/29	7,354	6,899,971
Coca-Cola Consolidated, Inc., 5.25%, 06/01/29	5,878	6,007,122
Constellation Brands, Inc.
3.15%, 08/01/29	6,098	5,840,712
4.80%, 01/15/29	2,890	2,907,112
Diageo Capital PLC, 2.38%, 10/24/29	7,391	6,900,091
Keurig Dr Pepper, Inc.
3.95%, 04/15/29	7,175	7,041,612
5.05%, 03/15/29	6,019	6,083,123
Maple Parent Holdings Corp., 4.75%, 03/26/29(a)	1,997	1,996,570
PepsiCo Singapore Financing I Pte. Ltd., 4.55%, 02/16/29	3,180	3,209,747
PepsiCo, Inc.
2.63%, 07/29/29(b)	7,529	7,174,251
4.10%, 01/15/29	5,450	5,445,533
4.50%, 07/17/29	6,051	6,098,874
7.00%, 03/01/29	3,546	3,809,469
		91,862,690
Biotechnology — 0.7%
Amgen, Inc.
3.00%, 02/22/29	6,053	5,846,213
4.05%, 08/18/29	9,614	9,517,064
Gilead Sciences, Inc., 4.80%, 11/15/29	5,791	5,887,029
Royalty Pharma PLC, 5.15%, 09/02/29	3,792	3,857,567
		25,107,873
Building Materials — 0.8%
CRH SMW Finance DAC, 5.20%, 05/21/29	5,978	6,107,082
Fortune Brands Innovations, Inc., 3.25%, 09/15/29(b)	4,740	4,525,762
Johnson Controls International PLC/Tyco Fire & Security Finance SCA, 5.50%, 04/19/29	5,266	5,433,126
Owens Corning, 3.95%, 08/15/29	3,841	3,772,873
Trane Technologies Financing Ltd., 3.80%, 03/21/29	5,692	5,619,664
Vulcan Materials Co., 4.95%, 12/01/29(b)	3,911	3,973,480
		29,431,987
Chemicals — 1.1%
Air Products and Chemicals, Inc., 4.60%, 02/08/29(b)	5,713	5,755,138
Cabot Corp., 4.00%, 07/01/29(b)	2,824	2,771,551
Dow Chemical Co. (The), 7.38%, 11/01/29(b)	5,097	5,519,785
Eastman Chemical Co., 5.00%, 08/01/29	5,799	5,857,383
Mosaic Co. (The), 4.35%, 01/15/29(b)	2,802	2,784,698
Security	Par (000)	Value
Chemicals (continued)
Nutrien Ltd., 4.20%, 04/01/29	$6,003	$5,960,271
PPG Industries, Inc., 2.80%, 08/15/29(b)	2,562	2,432,961
Rohm and Haas Co., 7.85%, 07/15/29(b)	2,213	2,412,988
RPM International, Inc., 4.55%, 03/01/29	2,817	2,823,359
Sherwin-Williams Co. (The), 2.95%, 08/15/29	6,002	5,724,729
		42,042,863
Commercial Services — 1.7%
Equifax, Inc., 4.80%, 09/15/29(b)	5,181	5,200,007
Global Payments, Inc.
3.20%, 08/15/29	9,411	8,887,116
5.30%, 08/15/29	3,760	3,782,489
Moody's Corp., 4.25%, 02/01/29	2,739	2,736,509
PayPal Holdings, Inc., 2.85%, 10/01/29	11,344	10,743,901
RELX Capital, Inc., 4.00%, 03/18/29(b)	6,940	6,850,511
S&P Global, Inc.
2.50%, 12/01/29(b)	3,956	3,708,828
2.95%, 03/01/29	8,774	8,462,287
4.25%, 05/01/29(b)	6,907	6,872,892
Verisk Analytics, Inc., 4.13%, 03/15/29	4,602	4,560,096
		61,804,636
Computers — 2.9%
Accenture Capital, Inc., 4.05%, 10/04/29	8,875	8,804,464
Apple, Inc.
2.20%, 09/11/29(b)	12,964	12,241,522
3.25%, 08/08/29	7,059	6,893,430
Dell International LLC/EMC Corp.
4.15%, 02/15/29	5,500	5,459,826
5.30%, 10/01/29	12,665	12,937,264
Genpact Luxembourg SARL/Genpact USA, Inc., 6.00%, 06/04/29(b)	2,922	3,002,982
Hewlett Packard Enterprise Co.
4.55%, 10/15/29	13,294	13,241,534
4.60%, 03/23/29(b)	3,460	3,459,057
HP, Inc., 4.00%, 04/15/29(b)	7,791	7,659,400
IBM International Capital Pte. Ltd., 4.60%, 02/05/29	3,321	3,337,396
International Business Machines Corp.
3.50%, 05/15/29	24,294	23,621,454
4.00%, 02/03/29	3,866	3,823,647
Leidos, Inc., 4.10%, 03/15/29	3,994	3,945,225
		108,427,201
Cosmetics & Personal Care — 0.7%
Estee Lauder Companies, Inc. (The), 2.38%, 12/01/29	4,839	4,505,239
Haleon U.S. Capital LLC, 3.38%, 03/24/29	7,646	7,435,711
Procter & Gamble Co.(The)
4.15%, 10/24/29(b)	3,185	3,204,530
4.35%, 01/29/29(b)	4,120	4,160,219
Unilever Capital Corp., 2.13%, 09/06/29	5,943	5,567,656
		24,873,355
Diversified Financial Services — 3.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4.13%, 02/28/29	6,924	6,832,655
4.63%, 09/10/29	10,021	10,003,367
5.10%, 01/19/29	5,939	6,010,026
American Express Co., 4.05%, 05/03/29(b)	7,502	7,473,936
BGC Group, Inc., 6.60%, 06/10/29	4,072	4,197,451
Brookfield Finance, Inc., 4.85%, 03/29/29	8,229	8,260,078
29
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® iBonds® Dec 2029 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
Charles Schwab Corp.(The)
2.75%, 10/01/29	$3,649	$3,458,909
3.25%, 05/22/29(b)	4,663	4,530,787
4.00%, 02/01/29(b)	4,536	4,506,997
Enact Holdings, Inc., 6.25%, 05/28/29	6,070	6,271,596
Intercontinental Exchange, Inc., 4.35%, 06/15/29	9,834	9,815,027
Lazard Group LLC, 4.38%, 03/11/29	4,509	4,464,441
Marex Group PLC, 6.40%, 11/04/29	4,848	4,992,265
Mastercard, Inc., 2.95%, 06/01/29	7,447	7,183,247
Nomura Holdings, Inc.
2.71%, 01/22/29	4,039	3,836,790
5.61%, 07/06/29(b)	4,844	4,971,981
ORIX Corp., 4.65%, 09/10/29(b)	4,618	4,646,727
Radian Group, Inc., 6.20%, 05/15/29	5,333	5,515,044
Sumisho Air Lease Corp.
3.25%, 10/01/29	3,728	3,538,306
4.50%, 03/24/29(a)(b)	6,628	6,585,716
5.10%, 03/01/29(b)	3,467	3,498,711
Synchrony Financial, 5.15%, 03/19/29	5,477	5,488,530
Visa, Inc., 3.80%, 02/12/29	3,753	3,725,116
Western Union Co. (The), 4.75%, 06/15/29	2,994	2,976,215
		132,783,918
Electric — 7.6%
AEP Texas, Inc., 5.45%, 05/15/29	3,902	3,999,571
Ameren Corp., 5.00%, 01/15/29(b)	4,757	4,824,386
American Electric Power Co., Inc., 5.20%, 01/15/29	7,721	7,865,112
Arizona Public Service Co., 2.60%, 08/15/29	3,010	2,828,837
Avangrid, Inc., 3.80%, 06/01/29	5,604	5,464,917
Black Hills Corp., 3.05%, 10/15/29	3,041	2,887,172
CenterPoint Energy, Inc., 5.40%, 06/01/29(b)	4,996	5,123,548
Connecticut Light and Power Co. (The), 4.65%, 01/01/29	2,112	2,127,706
Constellation Energy Generation LLC, 4.63%, 02/01/29(a)(b)	602	598,166
Consumers Energy Co.
4.60%, 05/30/29	4,543	4,571,489
4.90%, 02/15/29	3,630	3,680,881
DTE Energy Co.
5.10%, 03/01/29	9,328	9,477,424
Series C, 3.40%, 06/15/29	3,549	3,431,179
Duke Energy Carolinas LLC, 2.45%, 08/15/29(b)	3,108	2,925,026
Duke Energy Corp.
3.40%, 06/15/29	4,230	4,101,867
4.85%, 01/05/29	4,694	4,740,738
Duke Energy Florida LLC, 2.50%, 12/01/29(b)	5,605	5,260,174
Duke Energy Ohio, Inc., 3.65%, 02/01/29	2,795	2,746,156
Duke Energy Progress LLC, 3.45%, 03/15/29	4,883	4,773,782
Edison International
5.45%, 06/15/29(b)	4,019	4,044,947
6.95%, 11/15/29	4,212	4,424,976
Emera U.S. Finance LLC, 4.50%, 04/01/29	2,138	2,132,339
Entergy Texas, Inc., 4.00%, 03/30/29	2,256	2,237,898
Evergy, Inc.
2.90%, 09/15/29(b)	5,941	5,633,720
4.25%, 03/15/29	2,117	2,100,117
Eversource Energy
5.95%, 02/01/29(b)	6,584	6,807,558
Series O, 4.25%, 04/01/29	3,137	3,110,572
Exelon Corp., 5.15%, 03/15/29	4,736	4,823,404
Florida Power & Light Co., 5.15%, 06/15/29	5,336	5,468,311
Security	Par (000)	Value
Electric (continued)
Georgia Power Co., Series B, 2.65%, 09/15/29(b)	$4,851	$4,594,554
Interstate Power and Light Co., 3.60%, 04/01/29(b)	2,506	2,451,484
Jersey Central Power & Light Co., 4.15%, 01/15/29(a)	2,614	2,591,607
MidAmerican Energy Co., 3.65%, 04/15/29	6,155	6,044,134
National Rural Utilities Cooperative Finance Corp.
3.70%, 03/15/29	3,238	3,178,211
4.40%, 05/11/29	2,175	2,176,283
4.85%, 02/07/29(b)	3,578	3,619,220
5.15%, 06/15/29(b)	3,431	3,508,466
Series D, 4.05%, 02/09/29(b)	4,585	4,551,449
Nevada Power Co., Series CC, 3.70%, 05/01/29	3,962	3,881,784
NextEra Energy Capital Holdings, Inc.
2.75%, 11/01/29	7,489	7,094,583
3.50%, 04/01/29	3,801	3,703,395
4.90%, 03/15/29	7,106	7,198,347
NSTAR Electric Co., 3.25%, 05/15/29(b)	3,092	2,993,435
OGE Energy Corp., 5.45%, 05/15/29	2,726	2,789,657
Oncor Electric Delivery Co. LLC
4.65%, 11/01/29	4,179	4,211,585
5.75%, 03/15/29(b)	2,347	2,426,670
Pacific Gas and Electric Co.
4.20%, 03/01/29	2,965	2,925,363
5.55%, 05/15/29	6,713	6,866,260
6.10%, 01/15/29	9,237	9,546,153
PacifiCorp
3.50%, 06/15/29	2,784	2,690,901
4.25%, 03/15/29	2,321	2,298,590
4.65%, 04/15/29	3,733	3,735,418
5.10%, 02/15/29	3,990	4,037,731
Public Service Co. of Colorado, 4.15%, 03/13/29	3,110	3,093,294
Public Service Electric and Gas Co., 3.20%, 05/15/29(b)	2,274	2,204,443
Public Service Enterprise Group, Inc., 5.20%, 04/01/29	5,549	5,647,268
Sempra, 3.70%, 04/01/29	3,658	3,574,582
Southern California Edison Co.
2.85%, 08/01/29(b)	3,824	3,609,255
5.15%, 06/01/29	7,046	7,129,516
6.65%, 04/01/29	2,698	2,816,696
Series A, 4.20%, 03/01/29(b)	3,952	3,893,534
Southern Co. (The), 5.50%, 03/15/29(b)	7,599	7,813,720
Tampa Electric Co., 4.90%, 03/01/29(b)	3,581	3,627,605
Union Electric Co., 3.50%, 03/15/29	3,673	3,592,255
Virginia Electric and Power Co., Series A, 2.88%, 07/15/29	4,008	3,832,143
Wisconsin Electric Power Co.
3.95%, 03/01/29(b)	1,860	1,843,283
5.00%, 05/15/29	2,704	2,751,767
Wisconsin Power and Light Co., 3.00%, 07/01/29	2,608	2,499,516
Wisconsin Public Service Corp., 4.55%, 12/01/29	2,306	2,315,166
Xcel Energy, Inc., 2.60%, 12/01/29	3,928	3,672,090
		285,243,386
Electronics — 1.0%
Allegion PLC, 3.50%, 10/01/29	3,308	3,186,859
Amphenol Corp.
4.35%, 06/01/29	3,572	3,583,136
5.05%, 04/05/29(b)	3,556	3,629,585
Arrow Electronics, Inc., 5.15%, 08/21/29	4,069	4,108,822
Flex Ltd., 4.88%, 06/15/29(b)	4,881	4,899,194
Honeywell International, Inc., 2.70%, 08/15/29	5,674	5,392,195
Schedule of Investments
30

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® iBonds® Dec 2029 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electronics (continued)
Jabil, Inc.
4.20%, 02/01/29	$3,427	$3,386,227
5.45%, 02/01/29	2,441	2,485,072
Keysight Technologies, Inc., 3.00%, 10/30/29(b)	4,174	3,973,916
TD SYNNEX Corp., 4.30%, 01/17/29(b)	4,286	4,237,983
		38,882,989
Engineering & Construction — 0.1%
MasTec, Inc., 5.90%, 06/15/29	3,262	3,361,220
Environmental Control — 0.7%
Republic Services, Inc.
4.88%, 04/01/29	5,600	5,682,302
5.00%, 11/15/29(b)	3,076	3,138,141
Waste Connections, Inc., 3.50%, 05/01/29(b)	3,281	3,218,082
Waste Management, Inc.
2.00%, 06/01/29(b)	3,447	3,216,889
3.88%, 01/15/29(b)	3,686	3,647,462
4.88%, 02/15/29	5,491	5,575,421
		24,478,297
Food — 1.2%
Ahold Finance USA LLC, 6.88%, 05/01/29	3,284	3,495,700
Campbell's Company/The, 5.20%, 03/21/29(b)	4,502	4,548,960
Hershey Co. (The), 2.45%, 11/15/29(b)	2,440	2,294,866
JBS USA Holding Lux SARL/JBS USA Foods Group Holdings, Inc./JBS USA Food Co., 3.00%, 02/02/29(b)	4,522	4,343,358
Kraft Heinz Foods Co., 4.63%, 01/30/29(b)	2,850	2,859,309
Kroger Co. (The), 4.50%, 01/15/29(b)	4,423	4,432,184
McCormick & Co., Inc./MD, 4.15%, 02/15/29(b)	2,646	2,622,396
Mondelez International, Inc., 4.75%, 02/20/29	3,836	3,877,477
Sysco Corp., 5.75%, 01/17/29	4,122	4,240,366
Tyson Foods, Inc.
4.35%, 03/01/29(b)	7,499	7,474,784
5.40%, 03/15/29	4,565	4,671,809
		44,861,209
Forest Products & Paper — 0.4%
Georgia-Pacific LLC, 7.75%, 11/15/29	3,959	4,395,031
Suzano Austria GmbH, 6.00%, 01/15/29(b)	11,209	11,477,042
		15,872,073
Gas — 0.6%
Atmos Energy Corp., 2.63%, 09/15/29(b)	3,513	3,325,658
NiSource, Inc.
2.95%, 09/01/29(b)	5,506	5,237,238
5.20%, 07/01/29	4,376	4,461,931
ONE Gas, Inc., 5.10%, 04/01/29	4,029	4,107,502
Piedmont Natural Gas Co., Inc., 3.50%, 06/01/29	4,374	4,243,971
		21,376,300
Health Care - Products — 2.0%
Abbott Laboratories, 3.70%, 03/09/29	18,790	18,535,411
Agilent Technologies, Inc., 2.75%, 09/15/29	3,945	3,738,499
Augusta SpinCo Corp., 4.40%, 03/23/29	4,135	4,120,141
Baxter International, Inc., 4.45%, 02/15/29	2,735	2,705,758
DH Europe Finance II SARL, 2.60%, 11/15/29	6,308	5,934,732
GE HealthCare Technologies, Inc., 4.80%, 08/14/29	7,681	7,742,986
Revvity, Inc., 3.30%, 09/15/29	6,667	6,391,464
Solventum Corp., 5.40%, 03/01/29	5,580	5,705,109
Stryker Corp., 4.25%, 09/11/29	5,627	5,601,453
Security	Par (000)	Value
Health Care - Products (continued)
Thermo Fisher Scientific, Inc.
2.60%, 10/01/29	$6,579	$6,218,686
5.00%, 01/31/29(b)	7,764	7,908,079
		74,602,318
Health Care - Services — 3.5%
Ascension Health, Series B, 2.53%, 11/15/29	6,465	6,078,535
Cigna Group (The), 5.00%, 05/15/29(b)	7,292	7,412,558
CommonSpirit Health, 3.35%, 10/01/29	4,578	4,383,062
Elevance Health, Inc.
2.88%, 09/15/29	6,491	6,160,025
5.15%, 06/15/29	4,857	4,943,777
HCA, Inc.
3.38%, 03/15/29(b)	3,948	3,824,920
4.13%, 06/15/29	15,617	15,400,060
5.88%, 02/01/29	7,526	7,733,834
Humana, Inc.
3.13%, 08/15/29(b)	3,854	3,682,815
3.70%, 03/23/29	6,301	6,139,386
ICON Investments Six DAC, 5.85%, 05/08/29	5,358	5,459,317
IQVIA, Inc., 6.25%, 02/01/29(b)	9,185	9,532,682
Laboratory Corp. of America Holdings, 2.95%, 12/01/29	4,851	4,606,586
Providence St. Joseph Health Obligated Group, Series 19A, 2.53%, 10/01/29	4,068	3,797,859
Quest Diagnostics, Inc.
4.20%, 06/30/29(b)	3,348	3,323,127
4.63%, 12/15/29	4,793	4,822,410
Rush System for Health Obligated Group, Series 2020, 3.92%, 11/15/29	2,075	2,034,505
UnitedHealth Group, Inc.
2.88%, 08/15/29	7,974	7,631,461
4.00%, 05/15/29	6,742	6,675,351
4.25%, 01/15/29	9,224	9,210,616
4.70%, 04/15/29	3,467	3,504,823
Universal Health Services, Inc., 4.63%, 10/15/29(b)	4,232	4,203,089
		130,560,798
Holding Companies - Diversified — 3.2%
Apollo Debt Solutions BDC, 6.90%, 04/13/29	7,688	7,928,055
Ares Capital Corp.
5.88%, 03/01/29	7,486	7,555,892
5.95%, 07/15/29	6,746	6,806,745
Ares Strategic Income Fund
4.85%, 01/15/29(a)(b)	4,794	4,662,448
6.35%, 08/15/29	5,233	5,297,399
Barings BDC, Inc., 7.00%, 02/15/29(b)	2,562	2,603,636
Barings Private Credit Corp., 5.75%, 02/06/29(a)(b)	654	641,528
Blackstone Private Credit Fund
4.00%, 01/15/29	4,779	4,548,724
5.60%, 11/22/29	4,216	4,158,944
5.95%, 07/16/29(b)	5,836	5,836,968
Blackstone Secured Lending Fund, 5.25%, 09/04/29	2,330	2,296,801
Blue Owl Capital Corp., 5.95%, 03/15/29(b)	7,502	7,454,284
Blue Owl Credit Income Corp.
6.60%, 09/15/29	6,982	7,005,391
7.75%, 01/15/29(b)	4,190	4,321,523
Blue Owl Technology Finance Corp., 6.75%, 04/04/29(b)	5,489	5,502,782
Franklin BSP Capital Corp., 7.20%, 06/15/29(b)	2,811	2,854,379
Goldman Sachs BDC, Inc., 5.10%, 01/28/29(b)	2,913	2,855,146
31
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® iBonds® Dec 2029 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Holding Companies - Diversified (continued)
Goldman Sachs Private Credit Corp., 5.38%, 01/31/29(a)	$5,054	$4,984,893
Golub Capital BDC, Inc., 6.00%, 07/15/29(b)	5,863	5,879,401
Golub Capital Private Credit Fund, 5.80%, 09/12/29	4,126	4,091,680
Main Street Capital Corp., 6.95%, 03/01/29	2,831	2,918,388
Morgan Stanley Direct Lending Fund, 6.15%, 05/17/29(b)	2,850	2,884,864
New Mountain Finance Corp., 6.88%, 02/01/29(b)	2,172	2,171,290
Oaktree Specialty Lending Corp., 7.10%, 02/15/29(b)	2,186	2,226,213
Oaktree Strategic Credit Fund, 6.50%, 07/23/29(b)	3,283	3,319,193
Sixth Street Lending Partners, 6.50%, 03/11/29	5,995	6,129,419
Sixth Street Specialty Lending, Inc., 6.13%, 03/01/29(b)	3,013	3,053,608
		119,989,594
Home Builders — 0.1%
Toll Brothers Finance Corp., 3.80%, 11/01/29	3,160	3,076,262
Home Furnishings — 0.1%
Leggett & Platt, Inc., 4.40%, 03/15/29(b)	4,376	4,266,381
Household Products & Wares — 0.2%
Clorox Co. (The), 4.40%, 05/01/29	3,869	3,856,844
Kimberly-Clark Corp., 3.20%, 04/25/29(b)	5,422	5,266,926
		9,123,770
Insurance — 3.5%
Allstate Corp. (The), 5.05%, 06/24/29	4,339	4,418,895
American National Group, Inc., 5.75%, 10/01/29	5,074	5,139,305
Aon Corp., 3.75%, 05/02/29	6,163	6,036,628
Aon North America, Inc., 5.15%, 03/01/29(b)	8,018	8,162,912
Arthur J Gallagher & Co., 4.85%, 12/15/29	6,297	6,354,360
Axis Specialty Finance LLC, 3.90%, 07/15/29(b)	2,726	2,667,801
Brown & Brown, Inc., 4.50%, 03/15/29	3,496	3,481,957
Chubb INA Holdings LLC, 4.65%, 08/15/29	5,339	5,391,415
CNA Financial Corp., 3.90%, 05/01/29	4,063	3,982,766
CNO Financial Group, Inc., 5.25%, 05/30/29	4,239	4,255,546
Corebridge Financial, Inc., 3.85%, 04/05/29(b)	8,481	8,306,932
Enstar Group Ltd., 4.95%, 06/01/29(b)	4,405	4,397,585
Essent Group Ltd., 6.25%, 07/01/29	4,351	4,499,339
F&G Annuities & Life, Inc., 6.50%, 06/04/29	4,343	4,390,566
Hartford Insurance Group, Inc., 2.80%, 08/19/29(b)	4,933	4,674,883
Markel Group, Inc., 3.35%, 09/17/29	2,602	2,494,670
Marsh & McLennan Companies, Inc., 4.38%, 03/15/29	11,258	11,260,673
NMI Holdings, Inc., 6.00%, 08/15/29(b)	3,681	3,772,235
PartnerRe Finance B LLC, 3.70%, 07/02/29	4,283	4,160,747
Principal Financial Group, Inc., 3.70%, 05/15/29(b)	4,992	4,875,845
Progressive Corp.(The)
4.00%, 03/01/29(b)	4,069	4,047,971
6.63%, 03/01/29(b)	2,478	2,632,235
Reinsurance Group of America, Inc., 3.90%, 05/15/29	5,456	5,343,115
RenaissanceRe Holdings Ltd., 3.60%, 04/15/29	3,845	3,734,376
SiriusPoint Ltd., 7.00%, 04/05/29	3,417	3,577,467
Unum Group, 4.00%, 06/15/29	3,335	3,272,492
Willis North America, Inc., 2.95%, 09/15/29	6,158	5,840,840
		131,173,556
Internet — 2.4%
Airbnb, Inc., 4.40%, 03/16/29	5,815	5,804,992
Alphabet, Inc., 3.70%, 02/15/29	15,596	15,423,823
Security	Par (000)	Value
Internet (continued)
Amazon.com, Inc.
3.45%, 04/13/29	$10,634	$10,423,068
4.00%, 03/13/29	20,876	20,728,829
4.65%, 12/01/29	10,962	11,102,536
AppLovin Corp., 5.13%, 12/01/29	7,411	7,469,969
eBay, Inc., 4.25%, 03/06/29	4,151	4,131,705
Meta Platforms, Inc., 4.30%, 08/15/29	7,448	7,457,846
Netflix, Inc., 6.38%, 05/15/29	6,236	6,592,011
		89,134,779
Iron & Steel — 0.1%
ArcelorMittal SA, 4.25%, 07/16/29(b)	4,026	4,006,292
Leisure Time — 0.2%
Brunswick Corp/DE, 5.85%, 03/18/29(b)	3,418	3,506,604
Polaris, Inc., 6.95%, 03/15/29(b)	3,489	3,654,769
		7,161,373
Lodging — 0.8%
Choice Hotels International, Inc., 3.70%, 12/01/29	3,096	2,968,850
Hyatt Hotels Corp., 5.25%, 06/30/29	4,857	4,933,203
Las Vegas Sands Corp.
3.90%, 08/08/29	6,182	5,965,016
6.00%, 08/15/29	3,522	3,617,857
Marriott International, Inc./MD
4.88%, 05/15/29	3,662	3,702,694
4.90%, 04/15/29	5,844	5,910,411
Sands China Ltd., 2.85%, 03/08/29	4,425	4,194,342
		31,292,373
Machinery — 2.4%
Caterpillar Financial Services Corp.
3.75%, 02/23/29	4,196	4,144,439
4.38%, 08/16/29(b)	3,991	4,002,102
4.70%, 11/15/29	6,936	7,033,752
4.85%, 02/27/29	4,111	4,177,448
Caterpillar, Inc., 2.60%, 09/19/29	3,246	3,077,428
CNH Industrial Capital LLC
5.10%, 04/20/29	4,664	4,723,249
5.50%, 01/12/29	4,074	4,165,569
Deere & Co., 5.38%, 10/16/29	3,647	3,780,049
Dover Corp., 2.95%, 11/04/29(b)	2,491	2,367,688
IDEX Corp., 4.95%, 09/01/29	4,044	4,083,797
Ingersoll Rand, Inc., 5.18%, 06/15/29	4,632	4,733,999
John Deere Capital Corp.
2.80%, 07/18/29	4,252	4,067,124
3.35%, 04/18/29(b)	3,809	3,715,480
3.45%, 03/07/29	4,867	4,773,129
4.50%, 01/16/29	7,101	7,156,839
4.85%, 06/11/29	5,774	5,871,051
4.85%, 10/11/29(b)	3,249	3,326,498
Series I, 3.90%, 03/09/29(b)	3,803	3,771,849
Series I, 4.13%, 01/18/29	2,500	2,495,101
Nordson Corp., 4.50%, 12/15/29	3,785	3,779,443
Rockwell Automation, Inc., 3.50%, 03/01/29(b)	3,253	3,185,905
		88,431,939
Manufacturing — 1.2%
3M Co.
2.38%, 08/26/29	7,259	6,805,989
3.38%, 03/01/29	6,048	5,881,445
Eaton Corp., 3.95%, 03/06/29	11,144	11,030,335
Parker-Hannifin Corp.
3.25%, 06/14/29	7,230	6,989,267
Schedule of Investments
32

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® iBonds® Dec 2029 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Manufacturing (continued)
4.50%, 09/15/29	$7,434	$7,467,844
Pentair Finance SARL, 4.50%, 07/01/29(b)	3,187	3,177,059
Textron, Inc., 3.90%, 09/17/29	2,666	2,605,310
		43,957,249
Media — 2.1%
Charter Communications Operating LLC/Charter Communications Operating Capital
2.25%, 01/15/29	9,648	9,017,352
5.05%, 03/30/29	9,585	9,607,602
6.10%, 06/01/29	11,504	11,877,815
Comcast Corp.
4.55%, 01/15/29(b)	6,189	6,222,043
5.10%, 06/01/29	4,516	4,609,933
Fox Corp., 4.71%, 01/25/29	15,684	15,720,473
Walt Disney Co.(The)
2.00%, 09/01/29(b)	15,152	14,101,699
3.75%, 03/14/29	8,015	7,908,051
		79,064,968
Mining — 0.1%
Freeport-McMoRan, Inc., 5.25%, 09/01/29(b)	3,124	3,152,117
Office & Business Equipment — 0.1%
CDW LLC/CDW Finance Corp., 3.25%, 02/15/29	5,410	5,168,746
Oil & Gas — 2.6%
BP Capital Markets America, Inc.
4.70%, 04/10/29(b)	9,024	9,128,116
4.87%, 11/25/29(b)	5,142	5,224,247
4.97%, 10/17/29(b)	5,737	5,852,402
Canadian Natural Resources Ltd., 5.00%, 12/15/29	5,543	5,623,812
Chevron USA, Inc., 3.25%, 10/15/29(b)	3,953	3,830,355
ConocoPhillips Co., 6.95%, 04/15/29	5,388	5,786,074
Coterra Energy, Inc., 4.38%, 03/15/29(b)	3,491	3,475,945
Diamondback Energy, Inc., 3.50%, 12/01/29	7,668	7,411,843
EQT Corp., 5.00%, 01/15/29	3,160	3,186,039
Expand Energy Corp., 5.38%, 02/01/29	4,858	4,859,230
Exxon Mobil Corp., 2.44%, 08/16/29(b)	8,977	8,528,485
Helmerich & Payne, Inc., 4.85%, 12/01/29(b)	2,948	2,948,139
Hess Corp., 7.88%, 10/01/29	3,525	3,909,890
Patterson-UTI Energy, Inc., 5.15%, 11/15/29	2,681	2,685,819
Phillips 66 Co., 3.15%, 12/15/29	4,252	4,055,362
Shell Finance U.S., Inc., 2.38%, 11/07/29	8,558	8,032,149
Shell International Finance BV, 2.38%, 11/07/29(b)	1,699	1,593,499
TotalEnergies Capital International SA, 3.46%, 02/19/29	9,268	9,101,760
Valero Energy Corp., 4.00%, 04/01/29	3,279	3,238,832
		98,471,998
Oil & Gas Services — 0.3%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.
3.14%, 11/07/29	3,934	3,782,670
4.05%, 03/11/29	2,776	2,755,956
NOV, Inc., 3.60%, 12/01/29(b)	3,882	3,754,783
		10,293,409
Packaging & Containers — 0.6%
Amcor Flexibles North America, Inc., 4.25%, 03/08/29	3,048	3,021,967
Amcor Group Finance PLC, 5.45%, 05/23/29	4,099	4,195,785
Packaging Corp. of America, 3.00%, 12/15/29	3,900	3,707,658
Sonoco Products Co., 4.60%, 09/01/29	4,611	4,602,005
Security	Par (000)	Value
Packaging & Containers (continued)
WRKCo, Inc., 4.90%, 03/15/29	$5,563	$5,608,161
		21,135,576
Pharmaceuticals — 6.0%
AbbVie, Inc.
3.20%, 11/21/29	39,976	38,448,978
4.80%, 03/15/29	18,883	19,158,609
Astrazeneca Finance LLC, 4.85%, 02/26/29(b)	9,591	9,741,647
AstraZeneca PLC, 4.00%, 01/17/29	6,984	6,953,712
Becton Dickinson & Co., 4.87%, 02/08/29	4,598	4,642,724
Bristol-Myers Squibb Co.
3.40%, 07/26/29	13,459	13,093,414
4.90%, 02/22/29(b)	478	487,325
Cardinal Health, Inc.
5.00%, 11/15/29	5,916	5,998,714
5.13%, 02/15/29	4,592	4,666,813
Cencora, Inc.
3.95%, 02/13/29	3,473	3,423,031
4.85%, 12/15/29(b)	4,561	4,613,737
CVS Health Corp.
3.25%, 08/15/29	13,342	12,804,145
5.00%, 01/30/29	7,545	7,636,520
5.40%, 06/01/29(b)	6,951	7,109,883
Eli Lilly & Co.
3.38%, 03/15/29(b)	6,712	6,568,920
4.20%, 08/14/29(b)	7,442	7,433,226
4.50%, 02/09/29(b)	6,703	6,762,134
GlaxoSmithKline Capital PLC, 3.38%, 06/01/29(b)	7,524	7,329,295
Johnson & Johnson
4.80%, 06/01/29(b)	8,747	8,944,514
6.95%, 09/01/29(b)	1,966	2,147,393
McKesson Corp., 4.25%, 09/15/29(b)	3,820	3,807,029
Merck & Co., Inc.
3.40%, 03/07/29	13,540	13,253,970
3.85%, 03/15/29	4,253	4,216,868
Novartis Capital Corp.
3.80%, 09/18/29	7,837	7,726,301
4.10%, 03/16/29	5,736	5,719,370
Pfizer, Inc., 3.45%, 03/15/29	12,384	12,146,537
		224,834,809
Pipelines — 4.2%
Boardwalk Pipelines LP, 4.80%, 05/03/29	3,768	3,779,800
Cheniere Corpus Christi Holdings LLC, 3.70%, 11/15/29(b)	8,331	8,094,546
Cheniere Energy Partners LP, 4.50%, 10/01/29	11,043	10,985,764
DCP Midstream Operating LP, 5.13%, 05/15/29(b)	4,179	4,238,360
Eastern Gas Transmission & Storage, Inc., 3.00%, 11/15/29	2,742	2,599,491
Enbridge, Inc.
3.13%, 11/15/29	7,702	7,349,628
5.30%, 04/05/29	5,817	5,939,853
Energy Transfer LP
4.15%, 09/15/29	4,056	3,997,918
5.25%, 04/15/29	11,172	11,382,552
5.25%, 07/01/29	7,575	7,734,544
Enterprise Products Operating LLC, 3.13%, 07/31/29	9,273	8,943,500
Kinder Morgan, Inc.
5.00%, 02/01/29(b)	9,349	9,489,818
5.10%, 08/01/29	3,747	3,814,698
MPLX LP, 4.80%, 02/15/29	5,570	5,610,507
33
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® iBonds® Dec 2029 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
ONEOK, Inc.
3.40%, 09/01/29	$5,268	$5,069,676
4.35%, 03/15/29	4,970	4,939,376
4.40%, 10/15/29(b)	4,351	4,323,652
5.38%, 06/01/29(b)	3,899	3,975,005
Plains All American Pipeline LP/PAA Finance Corp., 3.55%, 12/15/29	7,452	7,215,017
South Bow USA Infrastructure Holdings LLC, 5.03%, 10/01/29	7,439	7,488,280
Targa Resources Corp.
4.35%, 01/15/29	5,552	5,526,620
6.15%, 03/01/29	7,401	7,711,324
Western Midstream Operating LP, 6.35%, 01/15/29(b)	4,660	4,849,161
Williams Companies, Inc.(The)
4.80%, 11/15/29(b)	3,328	3,360,280
4.90%, 03/15/29	8,294	8,381,378
		156,800,748
Real Estate — 0.1%
CBRE Services, Inc., 5.50%, 04/01/29	3,942	4,038,895
Real Estate Investment Trusts — 5.8%
Alexandria Real Estate Equities, Inc.
2.75%, 12/15/29(b)	3,336	3,107,874
4.50%, 07/30/29	2,844	2,820,714
American Homes 4 Rent LP, 4.90%, 02/15/29	3,071	3,089,611
American Tower Corp.
3.80%, 08/15/29	12,279	11,999,860
3.95%, 03/15/29	4,529	4,459,672
5.20%, 02/15/29	4,857	4,941,427
AvalonBay Communities, Inc., 3.30%, 06/01/29	3,573	3,457,849
Boston Properties LP, 3.40%, 06/21/29	6,734	6,470,575
Brixmor Operating Partnership LP, 4.13%, 05/15/29	5,789	5,719,535
Camden Property Trust, 3.15%, 07/01/29(b)	5,437	5,219,107
COPT Defense Properties LP, 2.00%, 01/15/29(b)	3,434	3,211,159
Crown Castle, Inc.
3.10%, 11/15/29	4,150	3,926,533
4.30%, 02/15/29	4,749	4,706,985
4.90%, 09/01/29(b)	4,612	4,632,876
5.60%, 06/01/29(b)	5,407	5,544,776
CubeSmart LP, 4.38%, 02/15/29	2,767	2,750,277
Digital Realty Trust LP, 3.60%, 07/01/29	7,064	6,872,832
EPR Properties, 3.75%, 08/15/29	2,670	2,568,630
Equinix, Inc., 3.20%, 11/18/29	9,160	8,735,584
ERP Operating LP, 3.00%, 07/01/29	4,763	4,567,784
Essex Portfolio LP, 4.00%, 03/01/29(b)	3,994	3,938,822
Extra Space Storage LP
3.90%, 04/01/29	3,342	3,281,851
4.00%, 06/15/29	2,455	2,414,971
Federal Realty OP LP, 3.20%, 06/15/29	2,671	2,562,576
GLP Capital LP/GLP Financing II, Inc., 5.30%, 01/15/29	6,054	6,096,218
Healthpeak OP LLC, 3.50%, 07/15/29	5,339	5,158,790
Highwoods Realty LP, 4.20%, 04/15/29	1,150	1,122,237
Host Hotels & Resorts LP, Series H, 3.38%, 12/15/29	5,351	5,094,369
Kilroy Realty LP, 4.25%, 08/15/29	3,333	3,226,894
Mid-America Apartments LP, 3.95%, 03/15/29	3,882	3,834,275
Omega Healthcare Investors, Inc., 3.63%, 10/01/29	4,394	4,227,996
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
Piedmont Operating Partnership LP, 6.88%, 07/15/29	$1,930	$2,023,725
Prologis LP
2.88%, 11/15/29(b)	2,587	2,457,603
4.38%, 02/01/29(b)	2,696	2,700,425
Public Storage Operating Co.
3.39%, 05/01/29(b)	3,622	3,531,426
5.13%, 01/15/29(b)	3,976	4,061,853
Realty Income Corp.
3.10%, 12/15/29	4,791	4,565,027
3.25%, 06/15/29	3,479	3,357,309
3.95%, 02/01/29(b)	3,409	3,367,737
4.00%, 07/15/29	3,438	3,392,943
4.75%, 02/15/29(b)	3,132	3,160,906
Regency Centers LP, 2.95%, 09/15/29	3,612	3,439,813
Sabra Health Care LP, 3.90%, 10/15/29	2,666	2,588,769
Simon Property Group LP, 2.45%, 09/13/29(b)	9,319	8,744,572
Store Capital LLC, 4.63%, 03/15/29	2,649	2,621,928
UDR, Inc., 4.40%, 01/26/29	2,586	2,575,193
Ventas Realty LP, 4.40%, 01/15/29	6,197	6,163,405
Welltower OP LLC
2.05%, 01/15/29	3,669	3,451,469
4.13%, 03/15/29	4,427	4,397,941
Weyerhaeuser Co., 4.00%, 11/15/29(b)	5,795	5,685,735
WP Carey, Inc., 3.85%, 07/15/29(b)	2,881	2,815,377
		214,865,815
Retail — 2.7%
AutoNation, Inc., 4.45%, 01/15/29	3,521	3,492,525
AutoZone, Inc.
3.75%, 04/18/29(b)	3,081	3,021,879
5.10%, 07/15/29	4,848	4,937,476
Darden Restaurants, Inc., 4.55%, 10/15/29	3,434	3,426,321
Dick's Sporting Goods, Inc., 4.00%, 10/01/29(a)	2,767	2,694,484
Genuine Parts Co., 4.95%, 08/15/29	5,680	5,672,117
Home Depot, Inc.(The)
2.95%, 06/15/29	12,946	12,455,841
4.75%, 06/25/29	9,337	9,477,872
4.90%, 04/15/29	5,093	5,188,375
Lowe's Companies, Inc.
3.65%, 04/05/29	10,871	10,649,533
6.50%, 03/15/29(b)	2,343	2,474,525
McDonald's Corp.
2.63%, 09/01/29	7,367	6,985,940
5.00%, 05/17/29(b)	3,836	3,908,950
O'Reilly Automotive, Inc., 3.90%, 06/01/29(b)	3,630	3,578,523
Starbucks Corp., 3.55%, 08/15/29(b)	7,611	7,426,924
Target Corp., 3.38%, 04/15/29(b)	6,874	6,720,459
Walmart, Inc.
2.38%, 09/24/29(b)	2,459	2,325,779
3.25%, 07/08/29(b)	5,005	4,892,393
4.00%, 04/30/29	1,790	1,787,376
		101,117,292
Semiconductors — 3.0%
Applied Materials, Inc., 4.80%, 06/15/29	4,920	5,003,140
Broadcom, Inc.
4.00%, 04/15/29(a)	5,490	5,436,127
4.75%, 04/15/29	11,747	11,875,505
5.05%, 07/12/29	17,639	17,977,913
Intel Corp.
2.45%, 11/15/29	15,176	14,127,650
Schedule of Investments
34

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® iBonds® Dec 2029 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Semiconductors (continued)
4.00%, 08/05/29	$6,227	$6,124,063
KLA Corp., 4.10%, 03/15/29(b)	5,614	5,579,898
Lam Research Corp., 4.00%, 03/15/29	7,043	6,991,963
Marvell Technology, Inc., 5.75%, 02/15/29	4,050	4,180,308
Microchip Technology, Inc., 5.05%, 03/15/29	7,539	7,633,646
NXP BV/NXP Funding LLC/NXP USA, Inc., 4.30%, 06/18/29(b)	7,615	7,552,299
Qorvo, Inc., 4.38%, 10/15/29(b)	6,298	6,177,410
Texas Instruments, Inc.
2.25%, 09/04/29	5,635	5,278,964
4.60%, 02/08/29	4,433	4,488,552
TSMC Arizona Corp., 4.13%, 04/22/29	2,199	2,194,885
		110,622,323
Software — 4.0%
Adobe, Inc., 4.80%, 04/04/29	5,380	5,453,267
Atlassian Corp., 5.25%, 05/15/29(b)	4,036	4,055,117
Broadridge Financial Solutions, Inc., 2.90%, 12/01/29	5,573	5,228,744
Cadence Design Systems, Inc., 4.30%, 09/10/29	7,400	7,372,002
Concentrix Corp., 6.50%, 03/01/29(b)	2,655	2,590,882
Fidelity National Information Services, Inc.
3.75%, 05/21/29	3,261	3,168,698
4.55%, 03/10/29	11,157	11,112,084
Fiserv, Inc., 3.50%, 07/01/29	23,259	22,354,059
Oracle Corp.
4.20%, 09/27/29	11,151	10,827,799
4.55%, 02/04/29	22,890	22,602,447
6.15%, 11/09/29	9,409	9,685,463
Roper Technologies, Inc.
2.95%, 09/15/29	5,186	4,907,012
4.50%, 10/15/29(b)	3,877	3,853,827
Salesforce, Inc., 4.65%, 03/15/29	26,976	27,023,478
Take-Two Interactive Software, Inc., 5.40%, 06/12/29	2,318	2,363,310
Workday, Inc., 3.70%, 04/01/29	5,827	5,680,740
		148,278,929
Telecommunications — 3.8%
America Movil SAB de CV, 3.63%, 04/22/29	7,937	7,730,694
AT&T, Inc., 4.35%, 03/01/29	22,771	22,735,181
Cisco Systems, Inc., 4.85%, 02/26/29	17,956	18,247,292
Frontier Communications Holdings LLC, 5.88%, 11/01/29	637	640,500
Juniper Networks, Inc., 3.75%, 08/15/29	3,756	3,655,381
Motorola Solutions, Inc.
4.60%, 05/23/29	6,143	6,144,746
5.00%, 04/15/29	3,255	3,295,820
Rogers Communications, Inc., 5.00%, 02/15/29	9,590	9,666,359
T-Mobile USA, Inc.
2.40%, 03/15/29(b)	3,864	3,650,633
2.63%, 02/15/29	7,513	7,149,037
3.38%, 04/15/29	16,099	15,618,784
4.20%, 10/01/29	5,610	5,557,185
4.85%, 01/15/29	7,539	7,613,648
Verizon Communications, Inc.
3.88%, 02/08/29	7,436	7,353,996
4.02%, 12/03/29	24,879	24,533,955
		143,593,211
Toys, Games & Hobbies — 0.2%
Hasbro, Inc., 3.90%, 11/19/29	6,730	6,568,231
Security	Par (000)	Value
Transportation — 1.6%
Canadian Pacific Railway Co.
2.88%, 11/15/29	$3,337	$3,164,455
4.00%, 03/15/29	3,470	3,431,077
CSX Corp., 4.25%, 03/15/29	6,694	6,685,739
FedEx Corp., 3.10%, 08/05/29(b)	7,287	6,996,820
Fedex Freight Holding Co., Inc., 4.30%, 03/15/29(a)	3,786	3,739,510
GXO Logistics, Inc., 6.25%, 05/06/29(b)	4,950	5,137,612
Norfolk Southern Corp., 2.55%, 11/01/29(b)	3,243	3,055,292
Ryder System, Inc.
4.90%, 12/01/29(b)	2,395	2,421,591
4.95%, 09/01/29(b)	2,632	2,665,935
5.38%, 03/15/29(b)	3,616	3,703,996
5.50%, 06/01/29(b)	1,940	1,992,559
Union Pacific Corp.
3.70%, 03/01/29(b)	5,689	5,608,379
6.63%, 02/01/29	2,925	3,101,016
United Parcel Service, Inc.
2.50%, 09/01/29(b)	3,331	3,158,232
3.40%, 03/15/29(b)	5,614	5,485,261
		60,347,474
Trucking & Leasing — 0.1%
GATX Corp., 4.70%, 04/01/29(b)	4,101	4,114,016
Venture Capital — 0.0%
Hercules Capital, Inc., 5.35%, 02/10/29(b)	692	682,481
Water — 0.2%
American Water Capital Corp., 3.45%, 06/01/29	3,895	3,789,180
Essential Utilities, Inc., 3.57%, 05/01/29(b)	2,848	2,769,496
		6,558,676
Total Long-Term Investments — 98.2% (Cost: $3,639,789,291)		3,662,352,990
	Shares
Short-Term Securities
Money Market Funds — 5.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.83%(c)(d)(e)	177,765,128	177,818,457
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.61%(c)(d)	19,240,000	19,240,000
Total Short-Term Securities — 5.3% (Cost: $197,045,717)		197,058,457
Total Investments — 103.5% (Cost: $3,836,835,008)		3,859,411,447
Liabilities in Excess of Other Assets — (3.5)%		(129,013,599)
Net Assets — 100.0%		$3,730,397,848

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.
35
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® iBonds® Dec 2029 Term Corporate ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/26	Shares Held at 04/30/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$144,451,226	$33,413,167 (a)	$—	$(25,548)	$(20,388)	$177,818,457	177,765,128	$239,012 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	18,590,000	650,000 (a)	—	—	—	19,240,000	19,240,000	175,715	—
				$(25,548)	$(20,388)	$197,058,457		$414,727	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$3,662,352,990	$—	$3,662,352,990
Short-Term Securities
Money Market Funds	197,058,457	—	—	197,058,457
	$197,058,457	$3,662,352,990	$—	$3,859,411,447
See notes to financial statements.
Schedule of Investments
36

Schedule of Investments (unaudited)
April 30, 2026
iShares® iBonds® Dec 2030 Term Corporate ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Advertising — 0.3%
Omnicom Group, Inc.
2.45%, 04/30/30	$3,735	$3,433,292
4.20%, 06/01/30	3,693	3,625,421
4.75%, 03/30/30(a)	2,891	2,899,566
		9,958,279
Aerospace & Defense — 1.8%
Boeing Co.(The)
2.95%, 02/01/30	4,033	3,811,609
5.15%, 05/01/30	22,773	23,133,961
General Dynamics Corp., 3.63%, 04/01/30(a)	5,282	5,136,285
General Electric Co., 4.30%, 07/29/30	4,872	4,862,943
Lockheed Martin Corp.
1.85%, 06/15/30	2,443	2,208,615
4.40%, 08/15/30	4,293	4,289,770
Northrop Grumman Corp.
4.40%, 05/01/30(a)	4,023	4,018,704
4.65%, 07/15/30	2,579	2,594,414
RTX Corp., 2.25%, 07/01/30(a)	5,550	5,084,345
		55,140,646
Agriculture — 1.8%
Altria Group, Inc.
3.40%, 05/06/30	3,747	3,586,027
4.50%, 08/06/30(a)	3,125	3,110,643
Archer-Daniels-Midland Co., 3.25%, 03/27/30	5,654	5,416,372
BAT Capital Corp.
4.91%, 04/02/30(a)	4,943	4,992,508
6.34%, 08/02/30	5,216	5,560,166
Bunge Ltd. Finance Corp., 4.55%, 08/04/30	3,728	3,715,672
Philip Morris International, Inc.
1.75%, 11/01/30	4,939	4,388,228
2.10%, 05/01/30	4,345	3,965,621
4.00%, 10/29/30	3,672	3,597,153
4.38%, 04/30/30	3,719	3,700,327
5.13%, 02/15/30(a)	9,174	9,369,126
5.50%, 09/07/30(a)	3,311	3,434,565
		54,836,408
Airlines — 0.3%
Delta Air Lines, Inc., 5.25%, 07/10/30	5,256	5,297,529
Southwest Airlines Co., 2.63%, 02/10/30	2,850	2,623,329
United Airlines Pass-Through Trust, Series 2018-1, Class AA, 3.50%, 09/01/31(a)	2,456	2,371,353
		10,292,211
Apparel — 0.5%
NIKE, Inc., 2.85%, 03/27/30(a)	7,856	7,418,291
PVH Corp., 5.50%, 06/13/30(a)	3,160	3,205,788
Ralph Lauren Corp., 2.95%, 06/15/30	3,889	3,662,654
Tapestry, Inc., 5.10%, 03/11/30(a)	2,083	2,108,071
		16,394,804
Auto Manufacturers — 3.6%
American Honda Finance Corp.
4.50%, 09/04/30(a)	3,568	3,519,106
4.60%, 04/17/30	3,622	3,593,782
4.80%, 03/05/30	2,647	2,648,985
5.85%, 10/04/30	2,751	2,856,319
Cummins, Inc., 1.50%, 09/01/30	4,879	4,329,910
Ford Motor Co., 9.63%, 04/22/30(a)	2,281	2,599,864
Ford Motor Credit Co. LLC
4.00%, 11/13/30(a)	9,089	8,532,843
Security	Par (000)	Value
Auto Manufacturers (continued)
5.73%, 09/05/30(a)	$6,879	$6,930,184
7.20%, 06/10/30	3,865	4,087,560
7.35%, 03/06/30	5,325	5,638,101
General Motors Co., 5.63%, 04/15/30	3,612	3,717,642
General Motors Financial Co., Inc.
3.60%, 06/21/30	6,538	6,244,854
5.35%, 01/07/30(a)	5,985	6,103,637
5.45%, 07/15/30	5,234	5,361,456
5.85%, 04/06/30(a)	4,392	4,556,034
Honda Motor Co. Ltd., 4.69%, 07/08/30(a)	6,819	6,787,463
PACCAR Financial Corp., 4.55%, 05/08/30(a)	2,414	2,433,283
Toyota Motor Corp., 4.45%, 06/30/30	2,683	2,687,519
Toyota Motor Credit Corp.
2.15%, 02/13/30	3,498	3,223,009
3.38%, 04/01/30	4,733	4,551,824
4.55%, 05/17/30(a)	3,783	3,798,396
4.80%, 05/15/30(a)	3,655	3,700,793
4.95%, 01/09/30	3,900	3,968,155
5.55%, 11/20/30	6,083	6,341,318
		108,212,037
Auto Parts & Equipment — 0.2%
Lear Corp., 3.50%, 05/30/30	2,201	2,092,717
Magna International, Inc., 2.45%, 06/15/30	4,160	3,827,269
		5,919,986
Banks — 7.0%
Banco Santander SA
2.75%, 12/03/30	8,584	7,758,683
3.49%, 05/28/30	4,949	4,715,742
4.55%, 11/06/30	6,835	6,741,136
5.57%, 01/17/30	4,645	4,764,081
Bank of Nova Scotia (The), 4.85%, 02/01/30	6,304	6,379,713
BankUnited, Inc., 5.13%, 06/11/30(a)	1,270	1,268,272
Blackstone Reg Finance Co. LLC, 4.30%, 11/03/30(a)	3,851	3,797,467
Capital One NA, 2.70%, 02/06/30	2,726	2,554,305
Citibank N.A., 4.91%, 05/29/30	13,185	13,388,542
Citizens Financial Group, Inc.
2.50%, 02/06/30	1,692	1,556,802
3.25%, 04/30/30	3,922	3,712,325
Commonwealth Bank of Australia, 4.15%, 10/01/30	2,525	2,502,806
First Horizon Bank, 5.75%, 05/01/30(a)	1,807	1,844,916
Goldman Sachs Group, Inc.(The)
2.60%, 02/07/30	11,266	10,498,696
3.80%, 03/15/30	12,891	12,528,620
HSBC Holdings PLC, 4.95%, 03/31/30(a)	12,247	12,402,048
Huntington Bancshares, Inc./Ohio, 2.55%, 02/04/30	4,463	4,134,740
Huntington National Bank (The), 5.65%, 01/10/30	4,036	4,170,576
JPMorgan Chase & Co., 8.75%, 09/01/30	3,083	3,571,069
Mitsubishi UFJ Financial Group, Inc.
2.05%, 07/17/30	5,948	5,364,713
2.56%, 02/25/30	5,121	4,746,189
National Australia Bank Ltd./New York
4.53%, 06/13/30	3,310	3,327,404
4.90%, 01/14/30(a)	3,011	3,069,559
Northern Trust Corp.
1.95%, 05/01/30	5,690	5,188,349
4.15%, 11/19/30(a)	2,553	2,532,036
37
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® iBonds® Dec 2030 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
PNC Financial Services Group, Inc. (The), 2.55%, 01/22/30(a)	$10,421	$9,726,070
State Street Corp.
2.40%, 01/24/30(a)	3,547	3,326,443
4.73%, 02/28/30	2,852	2,880,483
4.83%, 04/24/30(a)	4,806	4,874,760
Sumitomo Mitsui Financial Group, Inc.
2.13%, 07/08/30	7,928	7,156,421
2.14%, 09/23/30(a)	2,942	2,633,688
2.75%, 01/15/30	6,383	5,969,133
5.24%, 04/15/30	3,692	3,767,648
5.71%, 01/13/30	6,408	6,629,656
5.85%, 07/13/30(a)	3,456	3,598,218
Toronto-Dominion Bank (The), 4.81%, 06/03/30	5,948	5,997,988
Truist Bank, 2.25%, 03/11/30	7,082	6,461,994
Truist Financial Corp., 1.95%, 06/05/30	3,628	3,283,051
U.S. Bancorp, 1.38%, 07/22/30	7,199	6,342,919
Westpac Banking Corp.
2.65%, 01/16/30(a)	3,345	3,157,799
4.35%, 07/01/30(a)	3,942	3,944,845
		212,269,905
Beverages — 2.2%
Anheuser-Busch InBev Worldwide, Inc., 3.50%, 06/01/30	9,262	8,957,546
Coca-Cola Co.(The)
1.65%, 06/01/30	7,632	6,900,723
3.45%, 03/25/30	5,796	5,643,334
Coca-Cola Femsa SAB de CV, 2.75%, 01/22/30	4,658	4,361,840
Constellation Brands, Inc.
2.88%, 05/01/30	3,224	3,020,465
4.80%, 05/01/30(a)	2,500	2,516,664
Diageo Capital PLC, 2.00%, 04/29/30	5,830	5,289,393
Diageo Investment Corp., 5.13%, 08/15/30	4,647	4,746,518
Keurig Dr Pepper, Inc.
3.20%, 05/01/30	3,996	3,758,678
4.60%, 05/15/30	2,681	2,661,306
PepsiCo, Inc.
1.63%, 05/01/30	5,385	4,860,261
2.75%, 03/19/30	7,607	7,189,894
4.30%, 07/23/30(a)	3,036	3,047,861
4.60%, 02/07/30	3,790	3,841,507
		66,795,990
Biotechnology — 1.5%
Amgen, Inc.
2.45%, 02/21/30	6,576	6,113,451
5.25%, 03/02/30(a)	14,176	14,536,146
Biogen, Inc., 2.25%, 05/01/30	7,949	7,275,683
Gilead Sciences, Inc., 1.65%, 10/01/30	6,049	5,383,247
Illumina, Inc., 4.75%, 12/12/30	3,286	3,269,264
Regeneron Pharmaceuticals, Inc., 1.75%, 09/15/30	5,813	5,163,191
Royalty Pharma PLC, 2.20%, 09/02/30	5,147	4,647,607
		46,388,589
Building Materials — 1.3%
Amrize Finance U.S. LLC, 4.95%, 04/07/30(a)	4,591	4,641,332
Carlisle Companies, Inc., 2.75%, 03/01/30(a)	4,228	3,953,945
Carrier Global Corp., 2.72%, 02/15/30	10,226	9,570,221
CRH SMW Finance DAC, 5.13%, 01/09/30	5,530	5,628,864
Johnson Controls International PLC/Tyco Fire & Security Finance SCA, 1.75%, 09/15/30	3,452	3,072,540
Security	Par (000)	Value
Building Materials (continued)
Martin Marietta Materials, Inc., Series CB, 2.50%, 03/15/30	$2,572	$2,382,324
Masco Corp., 2.00%, 10/01/30	2,251	2,001,865
Mohawk Industries, Inc., 3.63%, 05/15/30	1,806	1,733,518
Owens Corning
3.50%, 02/15/30	2,133	2,047,925
3.88%, 06/01/30(a)	1,656	1,607,480
Vulcan Materials Co., 3.50%, 06/01/30(a)	3,839	3,686,380
		40,326,394
Chemicals — 1.1%
Air Products and Chemicals, Inc., 2.05%, 05/15/30	4,923	4,492,088
Dow Chemical Co. (The), 2.10%, 11/15/30	4,798	4,243,083
Ecolab, Inc., 4.80%, 03/24/30	3,716	3,768,767
EIDP, Inc., 2.30%, 07/15/30(a)	2,685	2,472,832
Linde, Inc./CT, 1.10%, 08/10/30(a)	3,320	2,923,634
LYB International Finance III LLC, 2.25%, 10/01/30	2,939	2,635,203
Mosaic Co. (The), 4.60%, 11/15/30	1,324	1,312,277
Nutrien Ltd., 2.95%, 05/13/30(a)	2,882	2,706,365
PPG Industries, Inc., 2.55%, 06/15/30	1,509	1,404,838
Sherwin-Williams Co.(The)
2.30%, 05/15/30(a)	2,292	2,100,866
4.50%, 08/15/30(a)	2,450	2,442,911
Westlake Corp., 3.38%, 06/15/30(a)	1,788	1,702,423
		32,205,287
Commercial Services — 1.7%
Automatic Data Processing, Inc., 1.25%, 09/01/30	5,073	4,460,192
Block Financial LLC, 3.88%, 08/15/30(a)	3,861	3,632,733
Cornell University, Series 2025, 4.17%, 06/15/30(a)	260	258,277
Emory University, Series 2020, 2.14%, 09/01/30(a)	1,666	1,515,387
Equifax, Inc., 3.10%, 05/15/30	3,300	3,094,012
Global Payments, Inc.
2.90%, 05/15/30	6,190	5,669,962
4.88%, 11/15/30	8,238	8,085,556
Leland Stanford Junior University (The), Series 2025, 4.15%, 08/01/30	1,529	1,524,203
PayPal Holdings, Inc., 2.30%, 06/01/30	5,145	4,714,186
President and Fellows of Harvard College, 4.89%, 03/15/30(a)	941	961,414
Quanta Services, Inc., 2.90%, 10/01/30	4,798	4,469,871
RELX Capital, Inc.
3.00%, 05/22/30	3,961	3,734,441
4.75%, 03/27/30	3,785	3,813,210
S&P Global, Inc., 1.25%, 08/15/30(a)	2,954	2,577,079
Trustees of Dartmouth College, 4.27%, 06/01/30	351	350,255
Trustees of Princeton University (The), 4.65%, 07/01/30	953	965,099
Yale University, Series 2020, 1.48%, 04/15/30	2,664	2,401,347
		52,227,224
Computers — 2.4%
Amdocs Ltd., 2.54%, 06/15/30(a)	3,910	3,540,906
Apple, Inc.
1.25%, 08/20/30	6,464	5,715,524
1.65%, 05/11/30(a)	8,400	7,621,408
4.15%, 05/10/30	2,311	2,314,105
4.20%, 05/12/30(a)	4,470	4,488,375
CGI, Inc., 4.95%, 03/14/30	3,365	3,372,499
Dell International LLC/EMC Corp.
4.35%, 02/01/30(a)	3,503	3,468,068
5.00%, 04/01/30	4,325	4,380,969
Schedule of Investments
38

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® iBonds® Dec 2030 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Computers (continued)
6.20%, 07/15/30(a)	$3,791	$3,999,732
Genpact UK Finco PLC/Genpact USA, Inc., 4.95%, 11/18/30	2,188	2,143,695
Hewlett Packard Enterprise Co., 4.40%, 10/15/30	4,950	4,863,757
HP, Inc.
3.40%, 06/17/30(a)	2,413	2,292,074
5.40%, 04/25/30(a)	2,693	2,753,646
International Business Machines Corp.
1.95%, 05/15/30(a)	7,612	6,877,820
4.80%, 02/10/30	4,966	5,009,698
Leidos, Inc., 4.38%, 05/15/30	3,921	3,860,813
NetApp, Inc., 2.70%, 06/22/30	4,777	4,394,727
Teledyne FLIR LLC, 2.50%, 08/01/30	2,344	2,155,097
		73,252,913
Cosmetics & Personal Care — 1.0%
Colgate-Palmolive Co., 4.20%, 05/01/30(a)	2,874	2,876,921
Estee Lauder Companies, Inc. (The), 2.60%, 04/15/30(a)	2,985	2,779,388
Kenvue, Inc., 5.00%, 03/22/30(a)	5,958	6,074,743
Procter & Gamble Co.(The)
1.20%, 10/29/30	7,119	6,238,930
3.00%, 03/25/30	6,778	6,486,806
4.05%, 05/01/30(a)	3,886	3,873,289
Unilever Capital Corp., 1.38%, 09/14/30(a)	3,138	2,779,491
		31,109,568
Diversified Financial Services — 3.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4.38%, 11/15/30	3,423	3,360,422
6.15%, 09/30/30(a)	4,543	4,769,377
Affiliated Managers Group, Inc., 3.30%, 06/15/30	2,239	2,106,428
BGC Group, Inc., 6.15%, 04/02/30	3,491	3,575,914
Brookfield Asset Management Ltd., 4.65%, 11/15/30(a)	2,627	2,603,921
Brookfield Finance, Inc., 4.35%, 04/15/30	4,406	4,331,905
Cboe Global Markets, Inc., 1.63%, 12/15/30	2,730	2,404,188
Charles Schwab Corp. (The), 4.63%, 03/22/30(a)	2,365	2,390,942
CME Group, Inc., 4.40%, 03/15/30	3,710	3,722,782
Franklin Resources, Inc., 1.60%, 10/30/30	4,230	3,734,408
Intercontinental Exchange, Inc., 2.10%, 06/15/30	6,936	6,317,029
Jefferies Financial Group, Inc., 4.15%, 01/23/30	5,640	5,474,232
LPL Holdings, Inc.
5.15%, 06/15/30	2,884	2,902,890
5.20%, 03/15/30(a)	3,910	3,947,473
Mastercard, Inc., 3.35%, 03/26/30	6,798	6,573,168
Nomura Holdings, Inc.
2.68%, 07/16/30	4,808	4,409,539
3.10%, 01/16/30	6,682	6,301,343
4.90%, 07/01/30(a)	3,620	3,620,380
ORIX Corp., 4.45%, 09/09/30	1,810	1,794,967
Raymond James Financial, Inc., 4.65%, 04/01/30(a)	2,651	2,668,239
Stifel Financial Corp., 4.00%, 05/15/30	2,459	2,391,085
Sumisho Air Lease Corp.
3.00%, 02/01/30	2,997	2,796,935
3.13%, 12/01/30	3,327	3,074,640
Visa, Inc., 2.05%, 04/15/30(a)	8,212	7,561,116
		92,833,323
Electric — 6.9%
AEP Texas, Inc., Series I, 2.10%, 07/01/30(a)	2,993	2,717,571
Security	Par (000)	Value
Electric (continued)
Alabama Power Co., Series 20-A, 1.45%, 09/15/30	$2,932	$2,585,992
Ameren Illinois Co., 1.55%, 11/15/30(a)	2,073	1,819,507
American Electric Power Co., Inc., 2.30%, 03/01/30	2,076	1,907,365
Berkshire Hathaway Energy Co., 3.70%, 07/15/30	5,709	5,542,349
Black Hills Corp., 2.50%, 06/15/30	1,954	1,792,003
CenterPoint Energy Houston Electric LLC, 4.80%, 03/15/30(a)	2,518	2,547,700
CenterPoint Energy, Inc., 2.95%, 03/01/30	1,575	1,480,082
Commonwealth Edison Co., 2.20%, 03/01/30	1,643	1,510,270
Connecticut Light and Power Co. (The), 4.95%, 01/15/30	2,032	2,064,123
Consolidated Edison Co. of New York, Inc., Series 20A, 3.35%, 04/01/30	3,857	3,702,884
Consumers Energy Co., 4.70%, 01/15/30	3,445	3,471,892
Dayton Power & Light Co. (The), 4.55%, 08/15/30	1,530	1,506,664
Dominion Energy, Inc.
5.00%, 06/15/30	4,461	4,525,672
Series C, 3.38%, 04/01/30	7,809	7,463,118
DTE Electric Co., 2.25%, 03/01/30(a)	3,171	2,933,958
DTE Energy Co.
2.95%, 03/01/30	1,396	1,315,888
5.20%, 04/01/30	5,351	5,454,058
Duke Energy Carolinas LLC
2.45%, 02/01/30	2,460	2,292,513
4.85%, 03/15/30(a)	2,005	2,038,096
Duke Energy Corp., 2.45%, 06/01/30(a)	4,083	3,764,770
Duke Energy Florida LLC
1.75%, 06/15/30(a)	3,745	3,361,674
4.20%, 12/01/30(a)	1,976	1,952,270
Duke Energy Ohio, Inc., 2.13%, 06/01/30	2,868	2,612,464
Edison International, 6.25%, 03/15/30	2,684	2,773,938
Entergy Corp., 2.80%, 06/15/30	2,978	2,774,788
Entergy Louisiana LLC, 1.60%, 12/15/30(a)	1,900	1,668,210
Evergy Metro, Inc., Series 2020, 2.25%, 06/01/30	2,036	1,863,991
Eversource Energy
4.45%, 12/15/30	3,421	3,372,047
Series R, 1.65%, 08/15/30(a)	3,038	2,676,507
Exelon Corp., 4.05%, 04/15/30	6,832	6,690,383
FirstEnergy Corp.
2.65%, 03/01/30	3,164	2,937,045
Series B, 2.25%, 09/01/30(a)	2,310	2,082,900
FirstEnergy Transmission LLC, 4.55%, 01/15/30	1,759	1,756,194
Florida Power & Light Co., 4.63%, 05/15/30(a)	2,586	2,607,441
Georgia Power Co., 4.55%, 03/15/30	2,826	2,835,303
Interstate Power and Light Co., 2.30%, 06/01/30	1,755	1,604,960
IPALCO Enterprises, Inc., 4.25%, 05/01/30	2,025	1,954,093
National Rural Utilities Cooperative Finance Corp.
2.40%, 03/15/30	2,502	2,317,743
4.30%, 12/10/30	3,530	3,500,585
4.95%, 02/07/30	1,346	1,368,377
Nevada Power Co., Series DD, 2.40%, 05/01/30	2,248	2,077,393
NextEra Energy Capital Holdings, Inc.
2.25%, 06/01/30	10,296	9,392,673
5.00%, 02/28/30(a)	2,609	2,650,004
5.05%, 03/15/30	5,532	5,628,307
NSTAR Electric Co.
3.95%, 04/01/30	2,210	2,168,208
4.85%, 03/01/30	2,061	2,085,936
Ohio Power Co., Series P, 2.60%, 04/01/30	2,433	2,256,459
39
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® iBonds® Dec 2030 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Oklahoma Gas and Electric Co.
3.25%, 04/01/30	$1,800	$1,718,667
3.30%, 03/15/30	1,367	1,304,581
Oncor Electric Delivery Co. LLC, 2.75%, 05/15/30	3,273	3,065,754
Pacific Gas and Electric Co., 4.55%, 07/01/30	16,113	15,922,040
PacifiCorp, 2.70%, 09/15/30	2,455	2,255,786
Pinnacle West Capital Corp., 5.15%, 05/15/30	2,140	2,174,297
PPL Capital Funding, Inc., 4.13%, 04/15/30	2,124	2,086,766
Public Service Electric and Gas Co., 2.45%, 01/15/30	1,973	1,839,335
Public Service Enterprise Group, Inc.
1.60%, 08/15/30(a)	2,997	2,642,082
4.90%, 03/15/30	1,993	2,012,566
Puget Energy, Inc., 4.10%, 06/15/30	2,591	2,514,114
San Diego Gas & Electric Co., Series VVV, 1.70%, 10/01/30	4,250	3,769,285
Southern California Edison Co.
2.25%, 06/01/30	3,271	2,962,828
5.25%, 03/15/30	4,013	4,072,188
Southern Co. (The), Series A, 3.70%, 04/30/30(a)	5,492	5,321,116
Southern Power Co., Series A, 4.25%, 10/01/30(a)	3,493	3,451,641
Tucson Electric Power Co., 1.50%, 08/01/30	2,179	1,915,950
Union Electric Co., 2.95%, 03/15/30	2,507	2,370,825
WEC Energy Group, Inc., 1.80%, 10/15/30	2,269	2,008,026
Wisconsin Electric Power Co., 4.15%, 10/15/30	3,191	3,147,392
Xcel Energy, Inc., 3.40%, 06/01/30	3,200	3,054,533
		211,016,140
Electrical Components & Equipment — 0.2%
Acuity Brands Lighting, Inc., 2.15%, 12/15/30	2,931	2,619,538
Emerson Electric Co., 1.95%, 10/15/30	2,634	2,378,295
		4,997,833
Electronics — 0.9%
Amphenol Corp.
2.80%, 02/15/30	4,996	4,709,401
4.13%, 11/15/30	4,660	4,590,117
Flex Ltd., 4.88%, 05/12/30	3,309	3,309,319
Honeywell International, Inc., 1.95%, 06/01/30	5,150	4,671,404
Jabil, Inc., 3.60%, 01/15/30	2,885	2,766,555
Keysight Technologies, Inc., 5.35%, 07/30/30	4,247	4,357,504
Tyco Electronics Group SA, 4.63%, 02/01/30	1,670	1,685,779
		26,090,079
Environmental Control — 0.5%
Republic Services, Inc.
2.30%, 03/01/30(a)	3,381	3,122,559
4.75%, 07/15/30(a)	2,200	2,224,243
Waste Connections, Inc., 2.60%, 02/01/30(a)	3,063	2,882,559
Waste Management, Inc.
4.63%, 02/15/30	3,760	3,790,951
4.65%, 03/15/30(a)	2,840	2,863,219
		14,883,531
Food — 1.9%
Campbell's Company/The, 2.38%, 04/24/30	3,171	2,855,348
Conagra Brands, Inc.
5.00%, 08/01/30(a)	3,314	3,317,753
8.25%, 09/15/30	1,636	1,844,437
General Mills, Inc.
2.88%, 04/15/30(a)	3,932	3,674,593
4.88%, 01/30/30	3,886	3,914,896
Hershey Co.(The)
1.70%, 06/01/30	2,584	2,322,981
Security	Par (000)	Value
Food (continued)
4.75%, 02/24/30	$2,257	$2,288,791
Hormel Foods Corp., 1.80%, 06/11/30	4,937	4,445,637
Ingredion, Inc., 2.90%, 06/01/30	3,140	2,942,077
J M Smucker Co. (The), 2.38%, 03/15/30	2,539	2,343,272
Kellanova, 2.10%, 06/01/30	2,426	2,210,125
Kraft Heinz Foods Co., 3.75%, 04/01/30(a)	3,709	3,590,204
Kroger Co. (The), 2.20%, 05/01/30(a)	2,624	2,399,980
McCormick & Co., Inc./MD, 2.50%, 04/15/30(a)	2,727	2,517,058
Mondelez International, Inc.
2.75%, 04/13/30	4,449	4,157,127
4.50%, 05/06/30(a)	1,861	1,855,619
Sysco Corp.
2.40%, 02/15/30	2,468	2,272,396
5.10%, 09/23/30(a)	3,753	3,797,396
5.95%, 04/01/30	4,843	5,037,772
		57,787,462
Forest Products & Paper — 0.2%
Suzano Austria GmbH, 5.00%, 01/15/30(a)	5,233	5,202,818
Gas — 0.6%
CenterPoint Energy Resources Corp., 1.75%, 10/01/30(a)	2,915	2,589,140
National Fuel Gas Co., 5.50%, 03/15/30	2,570	2,623,329
NiSource, Inc., 3.60%, 05/01/30	4,597	4,435,531
ONE Gas, Inc., 2.00%, 05/15/30	2,074	1,883,134
Southern California Gas Co., Series XX, 2.55%, 02/01/30	2,951	2,765,685
Southwest Gas Corp., 2.20%, 06/15/30	2,500	2,272,226
		16,569,045
Hand & Machine Tools — 0.1%
Stanley Black & Decker, Inc., 2.30%, 03/15/30(a)	4,742	4,344,138
Health Care - Products — 1.6%
Abbott Laboratories, 1.40%, 06/30/30	3,558	3,158,469
Agilent Technologies, Inc., 2.10%, 06/04/30(a)	3,256	2,952,085
Baxter International, Inc.
3.95%, 04/01/30(a)	2,990	2,872,686
4.90%, 12/15/30	3,866	3,827,249
Boston Scientific Corp., 2.65%, 06/01/30	6,893	6,419,690
Dentsply Sirona, Inc., 3.25%, 06/01/30(a)	4,240	3,924,025
GE HealthCare Technologies, Inc., 5.86%, 03/15/30	6,245	6,504,559
Smith & Nephew PLC, 2.03%, 10/14/30	4,700	4,196,041
Stryker Corp.
1.95%, 06/15/30	5,251	4,750,266
4.85%, 02/10/30	3,959	4,009,191
Thermo Fisher Scientific, Inc., 4.98%, 08/10/30	3,746	3,821,251
Zimmer Biomet Holdings, Inc., 5.05%, 02/19/30	2,787	2,826,737
		49,262,249
Health Care - Services — 3.1%
Adventist Health System/West, Series 2025, 4.74%, 12/01/30(a)	1,530	1,521,538
Advocate Health & Hospitals Corp., Series 2020, 2.21%, 06/15/30(a)	95	86,975
Ascension Health, Series 2025, 4.29%, 11/15/30	3,043	3,009,566
Banner Health, 2.34%, 01/01/30(a)	949	880,772
Baylor Scott & White Holdings, Series 2021, 1.78%, 11/15/30	1,783	1,584,848
Bon Secours Mercy Health, Inc., 3.46%, 06/01/30(a)	3,198	3,100,229
Schedule of Investments
40

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® iBonds® Dec 2030 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
Cigna Group(The)
2.40%, 03/15/30	$7,232	$6,694,124
4.50%, 09/15/30	5,731	5,724,742
CommonSpirit Health
2.78%, 10/01/30	1,437	1,326,019
4.35%, 09/01/30(a)	1,270	1,250,042
Elevance Health, Inc.
2.25%, 05/15/30	6,607	6,035,086
4.75%, 02/15/30(a)	3,303	3,324,521
HCA, Inc.
3.50%, 09/01/30	13,686	13,015,058
4.30%, 11/15/30(a)	2,539	2,493,800
5.25%, 03/01/30	4,492	4,576,665
Humana, Inc., 4.88%, 04/01/30	3,056	3,056,569
Laboratory Corp. of America Holdings, 4.35%, 04/01/30	3,144	3,116,394
Quest Diagnostics, Inc., 2.95%, 06/30/30(a)	4,137	3,884,876
Stanford Health Care, Series 2020, 3.31%, 08/15/30(a)	2,196	2,099,331
Sutter Health, Series 20A, 2.29%, 08/15/30	2,384	2,175,999
UnitedHealth Group, Inc.
2.00%, 05/15/30	7,870	7,155,077
4.80%, 01/15/30	6,226	6,302,931
5.30%, 02/15/30	6,533	6,712,097
Universal Health Services, Inc., 2.65%, 10/15/30	4,404	3,978,583
		93,105,842
Holding Companies - Diversified — 2.1%
Apollo Debt Solutions BDC, 5.88%, 08/30/30	2,780	2,760,975
Ares Capital Corp., 5.50%, 09/01/30	4,200	4,143,741
Ares Strategic Income Fund
5.60%, 02/15/30	3,733	3,665,809
5.80%, 09/09/30(a)(b)	2,830	2,781,282
Bain Capital Specialty Finance, Inc., 5.95%, 03/15/30(a)	1,395	1,367,324
Barings Private Credit Corp., 6.15%, 06/11/30(b)	1,489	1,453,751
Blackstone Private Credit Fund
5.05%, 09/10/30	2,869	2,748,245
5.25%, 04/01/30	2,203	2,133,896
Blackstone Secured Lending Fund, 5.30%, 06/30/30(a)	2,903	2,827,035
Blue Owl Capital Corp., 6.20%, 07/15/30(a)	2,325	2,310,875
Blue Owl Credit Income Corp., 5.80%, 03/15/30	5,252	5,109,014
Capital Southwest Corp., 5.95%, 09/18/30	2,060	2,041,851
Carlyle Secured Lending, Inc., 6.75%, 02/18/30(a)	1,170	1,178,992
Franklin BSP Capital Corp., 6.00%, 10/02/30(a)(b)	1,078	1,040,291
Goldman Sachs BDC, Inc., 5.65%, 09/09/30(a)	2,306	2,267,506
Goldman Sachs Private Credit Corp., 6.25%, 05/06/30(b)	2,837	2,835,100
Golub Capital Private Credit Fund, 5.88%, 05/01/30(a)	2,822	2,787,811
Morgan Stanley Direct Lending Fund, 6.00%, 05/19/30(a)	2,102	2,097,930
MSD Investment Corp., 6.25%, 05/31/30	2,070	2,048,060
North Haven Private Income Fund LLC, 5.75%, 02/01/30	1,829	1,785,063
Nuveen Churchill Direct Lending Corp., 6.65%, 03/15/30(a)	1,221	1,226,029
Oaktree Specialty Lending Corp., 6.34%, 02/27/30(a)	1,210	1,194,824
Oaktree Strategic Credit Fund, 6.19%, 07/15/30(a)	2,088	2,071,123
Security	Par (000)	Value
Holding Companies - Diversified (continued)
Sixth Street Lending Partners
5.75%, 01/15/30(a)	$3,010	$2,994,608
6.13%, 07/15/30	4,211	4,232,564
Sixth Street Specialty Lending, Inc., 5.63%, 08/15/30(a)	1,852	1,840,946
		62,944,645
Home Builders — 0.4%
DR Horton, Inc., 4.85%, 10/15/30	2,383	2,404,264
Lennar Corp., 5.20%, 07/30/30	4,608	4,671,175
NVR, Inc., 3.00%, 05/15/30	5,306	4,994,181
Sekisui House U.S., Inc., 3.85%, 01/15/30	1,075	1,025,562
		13,095,182
Household Products & Wares — 0.3%
Avery Dennison Corp., 2.65%, 04/30/30	2,404	2,229,166
Clorox Co. (The), 1.80%, 05/15/30(a)	3,655	3,274,158
Kimberly-Clark Corp., 3.10%, 03/26/30	4,140	3,945,426
		9,448,750
Insurance — 3.7%
ACE Capital Trust II, Series N, 9.70%, 04/01/30	1,785	2,097,161
Aflac, Inc., 3.60%, 04/01/30	5,492	5,324,880
Alleghany Corp., 3.63%, 05/15/30	3,600	3,491,765
Allstate Corp. (The), 1.45%, 12/15/30(a)	3,418	2,977,847
American International Group, Inc.
3.40%, 06/30/30	2,494	2,380,972
4.85%, 05/07/30(a)	3,687	3,724,062
Aon Corp., 2.80%, 05/15/30	5,652	5,265,742
Aspen Insurance Holdings Ltd., 5.75%, 07/01/30	2,253	2,324,979
Assurant, Inc., 3.70%, 02/22/30	2,302	2,210,789
Athene Holding Ltd., 6.15%, 04/03/30(a)	3,031	3,131,390
AXA SA, 8.60%, 12/15/30	4,989	5,746,054
Berkshire Hathaway Finance Corp.
1.45%, 10/15/30(a)	3,733	3,326,065
1.85%, 03/12/30(a)	2,545	2,337,829
Brighthouse Financial, Inc., 5.63%, 05/15/30(a)	2,125	2,142,112
Brown & Brown, Inc., 4.90%, 06/23/30	4,672	4,664,829
Chubb INA Holdings LLC, 1.38%, 09/15/30	6,256	5,484,444
CNA Financial Corp., 2.05%, 08/15/30	3,414	3,052,046
Fairfax Financial Holdings Ltd., 4.63%, 04/29/30	2,193	2,184,146
Fidelity National Financial, Inc., 3.40%, 06/15/30	4,094	3,858,527
First American Financial Corp., 4.00%, 05/15/30	2,972	2,851,061
Globe Life, Inc., 2.15%, 08/15/30	2,947	2,643,001
Hanover Insurance Group, Inc. (The), 2.50%, 09/01/30(a)	1,921	1,744,357
Horace Mann Educators Corp., 4.70%, 10/01/30	2,171	2,136,717
Kemper Corp., 2.40%, 09/30/30(a)	2,478	2,171,080
Lincoln National Corp., 3.05%, 01/15/30(a)	2,626	2,466,126
Loews Corp., 3.20%, 05/15/30	3,370	3,205,434
Marsh & McLennan Companies, Inc.
2.25%, 11/15/30	4,730	4,284,829
4.65%, 03/15/30(a)	5,337	5,364,641
MetLife, Inc., 4.55%, 03/23/30(a)	4,937	4,972,331
Principal Financial Group, Inc., 2.13%, 06/15/30	3,429	3,107,495
Progressive Corp. (The), 3.20%, 03/26/30(a)	2,310	2,210,638
Prudential Financial, Inc., 2.10%, 03/10/30(a)	2,550	2,353,618
Prudential Funding Asia PLC, 3.13%, 04/14/30	5,470	5,219,961
Reinsurance Group of America, Inc., 3.15%, 06/15/30	3,398	3,186,258
		113,643,186
Internet — 3.4%
Alibaba Group Holding Ltd., 4.88%, 05/26/30(a)	4,239	4,328,170
41
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® iBonds® Dec 2030 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Internet (continued)
Alphabet, Inc.
1.10%, 08/15/30	$10,360	$9,110,217
4.00%, 05/15/30	4,610	4,566,995
4.10%, 11/15/30	10,850	10,749,515
Amazon.com, Inc.
1.50%, 06/03/30	10,450	9,336,725
4.10%, 11/20/30	12,875	12,696,167
Baidu, Inc.
2.38%, 10/09/30	389	359,053
3.43%, 04/07/30(a)	605	585,243
eBay, Inc., 2.70%, 03/11/30	5,397	5,035,626
Expedia Group, Inc., 3.25%, 02/15/30(a)	6,854	6,499,482
JD.com, Inc., 3.38%, 01/14/30(a)	1,805	1,751,796
Meta Platforms, Inc.
4.20%, 11/15/30(a)	19,469	19,235,329
4.80%, 05/15/30	6,038	6,127,568
Tencent Music Entertainment Group, 2.00%, 09/03/30(a)	2,513	2,266,181
Uber Technologies, Inc., 4.30%, 01/15/30	6,586	6,534,920
Weibo Corp., 3.38%, 07/08/30(a)	4,263	4,001,606
		103,184,593
Iron & Steel — 0.5%
Nucor Corp.
2.70%, 06/01/30	2,622	2,453,862
4.65%, 06/01/30	2,484	2,504,946
Reliance, Inc., 2.15%, 08/15/30	3,435	3,092,238
Steel Dynamics, Inc., 3.45%, 04/15/30	3,397	3,254,953
Vale Overseas Ltd., 3.75%, 07/08/30	5,471	5,239,494
		16,545,493
Lodging — 0.5%
Hyatt Hotels Corp., 5.75%, 04/23/30	2,214	2,273,598
Las Vegas Sands Corp., 6.00%, 06/14/30	2,799	2,884,605
Marriott International, Inc./MD
4.80%, 03/15/30	2,536	2,554,912
Series FF, 4.63%, 06/15/30(a)	4,974	4,966,816
Sands China Ltd., 4.38%, 06/18/30	3,262	3,190,145
		15,870,076
Machinery — 1.8%
Caterpillar Financial Services Corp., 4.80%, 01/08/30(a)	2,014	2,059,272
Caterpillar, Inc., 2.60%, 04/09/30	4,218	3,964,471
CNH Industrial Capital LLC, 4.50%, 10/16/30	2,706	2,672,564
Deere & Co., 3.10%, 04/15/30	3,955	3,777,718
Deere Funding Canada Corp., 4.15%, 10/09/30(a)	2,402	2,369,975
Eaton Capital ULC, 4.45%, 05/09/30(a)	2,860	2,857,431
Flowserve Corp., 3.50%, 10/01/30	3,088	2,919,142
IDEX Corp., 3.00%, 05/01/30(a)	2,685	2,527,046
John Deere Capital Corp.
2.45%, 01/09/30(a)	2,627	2,464,736
4.38%, 10/15/30(a)	3,038	3,033,039
4.70%, 06/10/30	4,791	4,848,926
Series I, 4.55%, 06/05/30(a)	4,174	4,201,167
Oshkosh Corp., 3.10%, 03/01/30	2,137	2,006,150
Otis Worldwide Corp., 2.57%, 02/15/30(a)	7,841	7,292,529
Regal Rexnord Corp., 6.30%, 02/15/30(a)	5,208	5,453,900
Westinghouse Air Brake Technologies Corp., 4.90%, 05/29/30(a)	2,362	2,389,663
		54,837,729
Security	Par (000)	Value
Manufacturing — 0.3%
3M Co.
3.05%, 04/15/30	$3,432	$3,249,085
4.80%, 03/15/30	3,155	3,186,687
Textron, Inc., 3.00%, 06/01/30	3,056	2,875,079
		9,310,851
Media — 1.1%
Comcast Corp.
2.65%, 02/01/30	7,888	7,379,346
3.40%, 04/01/30	8,038	7,714,166
4.25%, 10/15/30	8,286	8,176,298
Fox Corp., 3.50%, 04/08/30(a)	3,986	3,827,438
Walt Disney Co. (The), 3.80%, 03/22/30	5,977	5,859,278
		32,956,526
Mining — 1.0%
AngloGold Ashanti Holdings PLC, 3.75%, 10/01/30(a)	4,059	3,921,085
BHP Billiton Finance USA Ltd.
5.00%, 02/21/30	4,844	4,939,817
5.25%, 09/08/30(a)	4,490	4,620,377
Freeport-McMoRan, Inc.
4.25%, 03/01/30(a)	2,552	2,508,521
4.63%, 08/01/30	2,814	2,804,159
Newmont Corp./Newcrest Finance Pty. Ltd., 3.25%, 05/13/30(a)	2,511	2,418,330
Rio Tinto Finance USA PLC, 4.88%, 03/14/30	8,757	8,888,403
		30,100,692
Office & Business Equipment — 0.1%
CDW LLC/CDW Finance Corp., 5.10%, 03/01/30	3,070	3,079,833
Oil & Gas — 4.8%
APA Corp., 4.25%, 01/15/30	1,961	1,936,756
BP Capital Markets America, Inc.
1.75%, 08/10/30(a)	5,483	4,914,688
3.63%, 04/06/30	6,266	6,099,305
Canadian Natural Resources Ltd., 2.95%, 07/15/30(a)	2,613	2,455,183
Chevron Corp., 2.24%, 05/11/30(a)	8,004	7,396,722
Chevron USA, Inc.
4.30%, 10/15/30(a)	6,318	6,327,005
4.69%, 04/15/30	5,310	5,376,827
ConocoPhillips Co., 4.70%, 01/15/30	7,452	7,526,524
Devon Energy Corp., 4.50%, 01/15/30(a)	3,086	3,074,339
Diamondback Energy, Inc., 5.15%, 01/30/30	4,337	4,435,509
EOG Resources, Inc., 4.38%, 04/15/30	4,206	4,192,693
EQT Corp.
7.00%, 02/01/30(a)	2,796	2,988,057
7.50%, 06/01/30	2,441	2,650,436
Expand Energy Corp., 5.38%, 03/15/30	6,655	6,721,913
Exxon Mobil Corp.
2.61%, 10/15/30	10,390	9,711,860
3.48%, 03/19/30	10,868	10,571,036
HF Sinclair Corp., 4.50%, 10/01/30(a)	1,765	1,731,028
Marathon Petroleum Corp., 5.15%, 03/01/30	5,640	5,759,361
Occidental Petroleum Corp.
6.63%, 09/01/30	5,389	5,753,980
8.88%, 07/15/30	4,940	5,624,774
Ovintiv, Inc., 8.13%, 09/15/30(a)	1,579	1,774,820
Phillips 66, 2.15%, 12/15/30(a)	5,597	5,026,635
Pioneer Natural Resources Co., 1.90%, 08/15/30	3,663	3,308,694
Schedule of Investments
42

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® iBonds® Dec 2030 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
Shell Finance U.S., Inc.
2.75%, 04/06/30	$7,489	$7,056,739
4.13%, 11/06/30	4,986	4,927,921
Shell International Finance BV, 2.75%, 04/06/30(a)	1,669	1,575,905
TotalEnergies Capital International SA, 2.83%, 01/10/30	5,841	5,542,553
Valero Energy Corp., 5.15%, 02/15/30(a)	3,417	3,487,857
Viper Energy Partners LLC, 4.90%, 08/01/30	2,614	2,614,994
Woodside Finance Ltd., 5.40%, 05/19/30	6,016	6,140,859
		146,704,973
Oil & Gas Services — 0.3%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc., 4.49%, 05/01/30(a)	2,770	2,770,159
Halliburton Co., 2.92%, 03/01/30(a)	5,336	5,028,467
Schlumberger Investment SA, 2.65%, 06/26/30(a)	2,526	2,361,997
		10,160,623
Packaging & Containers — 0.5%
Amcor Flexibles North America, Inc.
2.63%, 06/19/30(a)	2,870	2,651,543
5.10%, 03/17/30(a)	3,581	3,625,259
Smurfit Kappa Treasury ULC, 5.20%, 01/15/30(a)	4,722	4,813,710
Sonoco Products Co., 3.13%, 05/01/30(a)	3,148	2,965,775
WestRock MWV LLC, 8.20%, 01/15/30	1,841	2,060,236
		16,116,523
Pharmaceuticals — 5.2%
AbbVie, Inc., 4.88%, 03/15/30	4,810	4,894,750
Astrazeneca Finance LLC, 4.90%, 03/03/30(a)	3,121	3,181,472
AstraZeneca PLC, 1.38%, 08/06/30(a)	7,418	6,567,512
Becton Dickinson & Co., 2.82%, 05/20/30(a)	4,241	3,964,192
Bristol-Myers Squibb Co., 1.45%, 11/13/30	7,705	6,781,499
Cardinal Health, Inc., 4.50%, 09/15/30	3,396	3,377,863
Cencora, Inc.
2.80%, 05/15/30	2,794	2,609,709
4.25%, 11/15/30	1,179	1,159,030
CVS Health Corp.
1.75%, 08/21/30	5,873	5,195,452
3.75%, 04/01/30	6,673	6,464,250
5.13%, 02/21/30(a)	8,592	8,734,216
Eli Lilly & Co., 4.75%, 02/12/30	6,009	6,107,226
GlaxoSmithKline Capital, Inc., 4.50%, 04/15/30	3,706	3,727,579
Johnson & Johnson
1.30%, 09/01/30(a)	7,777	6,916,788
4.70%, 03/01/30(a)	4,632	4,730,033
McKesson Corp., 4.65%, 05/30/30	3,614	3,637,490
Merck & Co., Inc.
1.45%, 06/24/30(a)	7,096	6,317,611
4.15%, 09/15/30(a)	3,837	3,812,018
4.30%, 05/17/30(a)	3,788	3,780,896
Novartis Capital Corp.
2.20%, 08/14/30(a)	8,008	7,332,272
4.10%, 11/05/30	9,305	9,183,560
Pfizer Investment Enterprises Pte. Ltd., 4.65%, 05/19/30(a)	15,641	15,745,841
Pfizer, Inc.
1.70%, 05/28/30	4,998	4,499,318
2.63%, 04/01/30	6,594	6,180,036
4.20%, 11/15/30	4,457	4,418,916
Takeda Pharmaceutical Co. Ltd., 2.05%, 03/31/30	12,600	11,462,798
Viatris, Inc., 2.70%, 06/22/30	5,604	5,107,023
Security	Par (000)	Value
Pharmaceuticals (continued)
Zoetis, Inc., 2.00%, 05/15/30	$3,835	$3,482,974
		159,372,324
Pipelines — 3.4%
DCP Midstream Operating LP, 8.13%, 08/16/30	1,403	1,595,351
Enbridge, Inc.
4.90%, 06/20/30	2,464	2,485,072
6.20%, 11/15/30	4,500	4,763,439
Energy Transfer LP
3.75%, 05/15/30	7,120	6,886,181
5.20%, 04/01/30	2,107	2,153,269
6.40%, 12/01/30	6,357	6,788,152
Enterprise Products Operating LLC, 2.80%, 01/31/30(a)	6,697	6,328,091
Kinder Morgan, Inc., 5.15%, 06/01/30	6,157	6,293,114
MPLX LP, 2.65%, 08/15/30	8,063	7,440,264
ONEOK, Inc.
3.10%, 03/15/30	3,508	3,312,605
3.25%, 06/01/30(a)	2,767	2,620,643
5.80%, 11/01/30	2,790	2,897,856
Plains All American Pipeline LP/PAA Finance Corp., 3.80%, 09/15/30(a)	4,332	4,173,175
Sabine Pass Liquefaction LLC, 4.50%, 05/15/30(a)	11,051	11,036,556
Targa Resources Corp., 4.90%, 09/15/30	4,262	4,293,310
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.50%, 03/01/30(a)	5,016	5,076,866
TransCanada PipeLines Ltd., 4.10%, 04/15/30	6,179	6,057,737
Transcontinental Gas Pipe Line Co. LLC, 3.25%, 05/15/30	3,564	3,395,692
Western Midstream Operating LP, 4.05%, 02/01/30	5,456	5,310,502
Williams Companies, Inc.(The)
3.50%, 11/15/30	5,427	5,165,521
4.63%, 06/30/30	4,648	4,641,758
		102,715,154
Real Estate — 0.1%
CBRE Services, Inc., 4.80%, 06/15/30(a)	3,486	3,494,846
Real Estate Investment Trusts — 6.3%
Agree LP, 2.90%, 10/01/30	1,865	1,731,051
Alexandria Real Estate Equities, Inc.
4.70%, 07/01/30(a)	2,745	2,720,809
4.90%, 12/15/30(a)	3,917	3,916,481
American Homes 4 Rent LP, 4.95%, 06/15/30	2,531	2,544,979
American Tower Corp.
1.88%, 10/15/30	4,002	3,554,652
2.10%, 06/15/30	4,118	3,723,138
2.90%, 01/15/30	3,688	3,471,362
4.90%, 03/15/30(a)	4,215	4,256,258
5.00%, 01/31/30(a)	2,987	3,025,478
AvalonBay Communities, Inc.
2.30%, 03/01/30	3,594	3,318,360
4.35%, 12/01/30	2,523	2,500,947
Boston Properties LP, 2.90%, 03/15/30	3,303	3,077,660
Brixmor Operating Partnership LP, 4.05%, 07/01/30	4,147	4,042,104
Camden Property Trust, 2.80%, 05/15/30	3,522	3,293,163
COPT Defense Properties LP, 4.50%, 10/15/30(a)	1,983	1,959,422
Cousins Properties LP, 5.25%, 07/15/30	2,182	2,215,761
Crown Castle, Inc., 3.30%, 07/01/30(a)	4,551	4,285,692
CubeSmart LP, 3.00%, 02/15/30	2,004	1,886,743
EPR Properties, 4.75%, 11/15/30	1,637	1,608,670
43
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® iBonds® Dec 2030 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
Equinix Europe 2 Financing Corp. LLC, 4.60%, 11/15/30	$4,871	$4,837,126
Equinix, Inc., 2.15%, 07/15/30	6,815	6,143,080
ERP Operating LP, 2.50%, 02/15/30	3,130	2,911,624
Essex Portfolio LP, 3.00%, 01/15/30	2,835	2,678,049
Extra Space Storage LP
2.20%, 10/15/30	2,230	1,996,786
5.50%, 07/01/30	4,534	4,652,358
Federal Realty OP LP, 3.50%, 06/01/30	2,550	2,440,628
GLP Capital LP/GLP Financing II, Inc., 4.00%, 01/15/30	3,449	3,312,507
Healthcare Realty Holdings LP, 3.10%, 02/15/30(a)	3,531	3,324,383
Healthpeak OP LLC, 3.00%, 01/15/30	4,106	3,868,566
Highwoods Realty LP, 3.05%, 02/15/30	1,249	1,156,770
Host Hotels & Resorts LP, Series I, 3.50%, 09/15/30	4,725	4,463,478
Invitation Homes Operating Partnership LP, 5.45%, 08/15/30	2,744	2,794,788
Kilroy Realty LP, 3.05%, 02/15/30	2,961	2,720,394
Kimco Realty OP LLC, 2.70%, 10/01/30(a)	2,404	2,237,999
Kite Realty Group Trust, 4.75%, 09/15/30	1,898	1,901,264
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.50%, 08/01/30(a)	2,989	3,018,904
Lineage OP LP, 5.25%, 07/15/30(a)	2,791	2,788,986
LXP Industrial Trust, 2.70%, 09/15/30	2,098	1,915,464
Mid-America Apartments LP, 2.75%, 03/15/30(a)	2,007	1,879,342
NNN REIT, Inc., 2.50%, 04/15/30	2,566	2,371,520
Omega Healthcare Investors, Inc., 5.20%, 07/01/30	3,273	3,297,050
Piedmont Operating Partnership LP, 3.15%, 08/15/30	1,120	1,018,587
Prologis LP
1.25%, 10/15/30	4,442	3,860,659
1.75%, 07/01/30	1,813	1,620,872
2.25%, 04/15/30	5,231	4,818,911
Public Storage Operating Co., 4.38%, 07/01/30(a)	2,209	2,208,786
Realty Income Corp.
3.40%, 01/15/30	2,181	2,095,780
4.85%, 03/15/30(a)	3,463	3,503,844
Regency Centers LP, 3.70%, 06/15/30	3,118	3,023,276
Rexford Industrial Realty LP, 2.13%, 12/01/30	3,188	2,817,556
Simon Property Group LP
2.65%, 07/15/30	4,341	4,034,896
4.38%, 10/01/30	3,790	3,765,480
Store Capital LLC
2.75%, 11/18/30	1,673	1,509,405
5.40%, 04/30/30	2,051	2,072,769
UDR, Inc., 3.20%, 01/15/30(a)	2,761	2,635,530
Ventas Realty LP
3.00%, 01/15/30	3,338	3,150,596
4.75%, 11/15/30	2,558	2,561,707
VICI Properties LP, 4.95%, 02/15/30	5,203	5,203,076
Welltower OP LLC
3.10%, 01/15/30	4,077	3,883,968
4.50%, 07/01/30(a)	5,650	5,650,451
Weyerhaeuser Co., 4.00%, 04/15/30	4,731	4,608,950
WP Carey, Inc., 4.65%, 07/15/30(a)	2,473	2,466,113
		190,355,008
Retail — 3.3%
AutoNation, Inc., 4.75%, 06/01/30	2,559	2,546,460
Security	Par (000)	Value
Retail (continued)
AutoZone, Inc.
4.00%, 04/15/30	$3,722	$3,640,774
5.13%, 06/15/30	2,440	2,485,840
Best Buy Co., Inc., 1.95%, 10/01/30(a)	3,704	3,312,215
Costco Wholesale Corp., 1.60%, 04/20/30	8,962	8,116,008
Dollar General Corp., 3.50%, 04/03/30	3,681	3,517,193
Genuine Parts Co., 1.88%, 11/01/30	3,247	2,816,146
Home Depot, Inc.(The)
2.70%, 04/15/30	7,579	7,134,373
3.95%, 09/15/30(a)	2,756	2,721,595
Lowe's Companies, Inc.
1.70%, 10/15/30	6,722	5,950,810
4.50%, 04/15/30(a)	6,305	6,317,592
McDonald's Corp.
2.13%, 03/01/30	4,318	3,977,460
3.60%, 07/01/30(a)	4,854	4,717,998
4.60%, 05/15/30(a)	3,446	3,478,924
O'Reilly Automotive, Inc., 4.20%, 04/01/30	2,561	2,526,502
Starbucks Corp.
2.25%, 03/12/30	4,458	4,099,425
2.55%, 11/15/30(a)	7,026	6,449,657
4.80%, 05/15/30	2,188	2,210,457
Target Corp.
2.35%, 02/15/30	4,213	3,925,340
2.65%, 09/15/30	2,924	2,719,432
TJX Companies, Inc. (The), 3.88%, 04/15/30(a)	3,201	3,152,588
Tractor Supply Co., 1.75%, 11/01/30(a)	4,011	3,541,753
Walmart, Inc.
4.00%, 04/15/30(a)	2,598	2,588,519
4.35%, 04/28/30(a)	5,144	5,188,230
7.55%, 02/15/30(a)	2,377	2,661,159
		99,796,450
Semiconductors — 3.3%
Analog Devices, Inc., 4.50%, 06/15/30	3,624	3,632,639
Applied Materials, Inc., 1.75%, 06/01/30	3,850	3,466,073
Broadcom, Inc.
4.15%, 11/15/30	10,529	10,366,059
4.20%, 10/15/30	4,011	3,963,560
4.35%, 02/15/30	7,951	7,920,337
4.60%, 07/15/30	7,877	7,908,675
5.00%, 04/15/30	3,003	3,056,273
5.05%, 04/15/30	4,896	4,994,119
Intel Corp.
3.90%, 03/25/30	7,316	7,111,676
5.13%, 02/10/30	6,263	6,364,399
Lam Research Corp., 1.90%, 06/15/30	4,090	3,708,643
Marvell Technology, Inc., 4.75%, 07/15/30	2,883	2,895,833
Microchip Technology, Inc., 5.05%, 02/15/30	5,050	5,098,939
NVIDIA Corp., 2.85%, 04/01/30(a)	7,500	7,109,631
NXP BV/NXP Funding LLC/NXP USA, Inc., 3.40%, 05/01/30	5,115	4,888,361
QUALCOMM, Inc.
2.15%, 05/20/30(a)	5,821	5,329,422
4.50%, 05/20/30	2,390	2,402,584
Texas Instruments, Inc.
1.75%, 05/04/30	4,290	3,881,269
4.50%, 05/23/30	2,898	2,911,469
Xilinx, Inc., 2.38%, 06/01/30	4,551	4,202,014
		101,211,975
Schedule of Investments
44

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® iBonds® Dec 2030 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Shipbuilding — 0.2%
Huntington Ingalls Industries, Inc.
4.20%, 05/01/30(a)	$2,776	$2,726,762
5.35%, 01/15/30	2,580	2,633,757
		5,360,519
Software — 3.3%
Adobe, Inc.
2.30%, 02/01/30	6,363	5,873,698
4.95%, 01/17/30	3,290	3,352,648
Autodesk, Inc., 2.85%, 01/15/30	3,462	3,249,438
Fiserv, Inc.
2.65%, 06/01/30	5,944	5,437,142
4.75%, 03/15/30	4,534	4,494,574
Intuit, Inc., 1.65%, 07/15/30(a)	3,576	3,188,841
Microsoft Corp., 1.35%, 09/15/30	2,074	1,845,557
Oracle Corp.
2.95%, 04/01/30	16,661	15,260,043
3.25%, 05/15/30(a)	3,321	3,074,054
4.45%, 09/26/30	14,606	14,084,278
4.65%, 05/06/30(a)	4,653	4,558,812
Paychex, Inc., 5.10%, 04/15/30	8,125	8,208,436
Roper Technologies, Inc.
2.00%, 06/30/30	3,537	3,163,735
4.45%, 09/15/30	2,518	2,480,207
ServiceNow, Inc., 1.40%, 09/01/30	8,236	7,176,684
Synopsys, Inc., 4.85%, 04/01/30	9,872	9,953,550
VMware LLC, 4.70%, 05/15/30(a)	4,026	4,046,657
		99,448,354
Telecommunications — 4.8%
America Movil SAB de CV, 2.88%, 05/07/30	5,357	5,003,285
AT&T, Inc.
4.30%, 02/15/30(a)	15,681	15,554,718
4.70%, 08/15/30(a)	6,541	6,582,614
British Telecommunications PLC, 9.63%, 12/15/30	14,163	16,891,403
Cisco Systems, Inc., 4.75%, 02/24/30	4,224	4,290,955
Deutsche Telekom International Finance BV, 8.75%, 06/15/30	18,240	20,920,647
Juniper Networks, Inc., 2.00%, 12/10/30	2,744	2,409,217
Koninklijke KPN NV, 8.38%, 10/01/30	2,778	3,190,568
Motorola Solutions, Inc.
2.30%, 11/15/30(a)	4,373	3,946,673
4.85%, 08/15/30	3,123	3,149,094
Telefonica Europe BV, 8.25%, 09/15/30	7,062	7,989,183
T-Mobile USA, Inc., 3.88%, 04/15/30	36,329	35,382,594
Verizon Communications, Inc.
1.50%, 09/18/30(a)	5,227	4,603,190
1.68%, 10/30/30	4,302	3,799,029
3.15%, 03/22/30	5,100	4,857,569
7.75%, 12/01/30(a)	2,836	3,191,000
Vodafone Group PLC, 7.88%, 02/15/30	2,608	2,906,142
		144,667,881
Toys, Games & Hobbies — 0.1%
Mattel, Inc., 5.00%, 11/17/30(a)	3,871	3,881,704
Transportation — 1.0%
Canadian Pacific Railway Co.
2.05%, 03/05/30	2,463	2,256,423
Security	Par (000)	Value
Transportation (continued)
4.80%, 03/30/30(a)	$2,817	$2,853,031
CSX Corp., 2.40%, 02/15/30	2,349	2,186,253
FedEx Corp., 4.25%, 05/15/30(a)	2,852	2,824,616
JB Hunt Transport Services, Inc., 4.90%, 03/15/30	4,182	4,221,638
Norfolk Southern Corp., 5.05%, 08/01/30	3,073	3,141,017
Ryder System, Inc.
4.30%, 12/01/30	1,374	1,356,461
4.85%, 06/15/30(a)	1,735	1,749,863
5.00%, 03/15/30(a)	1,958	1,991,162
Union Pacific Corp., 2.40%, 02/05/30	3,792	3,537,031
United Parcel Service, Inc.
4.45%, 04/01/30	3,128	3,147,274
4.65%, 10/15/30(a)	2,454	2,488,046
		31,752,815
Trucking & Leasing — 0.1%
GATX Corp., 4.00%, 06/30/30(a)	2,898	2,831,538
Venture Capital — 0.1%
Hercules Capital, Inc., 6.00%, 06/16/30(a)	2,120	2,108,714
Water — 0.2%
American Water Capital Corp., 2.80%, 05/01/30	2,823	2,652,651
Essential Utilities, Inc., 2.70%, 04/15/30	2,589	2,406,994
		5,059,645
Total Long-Term Investments — 98.0% (Cost: $2,972,577,347)		2,981,479,303
	Shares
Short-Term Securities
Money Market Funds — 7.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.83%(c)(d)(e)	202,934,453	202,995,333
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.61%(c)(d)	25,720,000	25,720,000
Total Short-Term Securities — 7.5% (Cost: $228,728,808)		228,715,333
Total Investments — 105.5% (Cost: $3,201,306,155)		3,210,194,636
Liabilities in Excess of Other Assets — (5.5)%		(168,190,641)
Net Assets — 100.0%		$3,042,003,995

(a)	All or a portion of this security is on loan.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.
45
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® iBonds® Dec 2030 Term Corporate ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/26	Shares Held at 04/30/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$158,634,322	$44,388,130 (a)	$—	$16,836	$(43,955)	$202,995,333	202,934,453	$309,242 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	11,970,000	13,750,000 (a)	—	—	—	25,720,000	25,720,000	194,454	—
				$16,836	$(43,955)	$228,715,333		$503,696	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$2,981,479,303	$—	$2,981,479,303
Short-Term Securities
Money Market Funds	228,715,333	—	—	228,715,333
	$228,715,333	$2,981,479,303	$—	$3,210,194,636
See notes to financial statements.
Schedule of Investments
46

Schedule of Investments (unaudited)
April 30, 2026
iShares® iBonds® Dec 2031 Term Corporate ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Advertising — 0.3%
Omnicom Group, Inc.
2.40%, 03/01/31	$1,801	$1,609,604
2.60%, 08/01/31(a)	4,722	4,236,457
		5,846,061
Aerospace & Defense — 2.4%
Boeing Co.(The)
3.63%, 02/01/31	8,022	7,649,686
6.39%, 05/01/31	5,915	6,320,223
General Dynamics Corp., 2.25%, 06/01/31	2,921	2,630,453
Hexcel Corp., 4.90%, 05/15/31	840	840,289
Honeywell Aerospace, Inc., 4.30%, 03/16/31(b)	14,350	14,172,180
Howmet Aerospace, Inc., 4.85%, 10/15/31	2,910	2,933,969
L3Harris Technologies, Inc.
1.80%, 01/15/31	3,770	3,312,609
5.25%, 06/01/31	4,330	4,436,280
Lockheed Martin Corp., 4.70%, 12/15/31(a)	3,550	3,590,058
RTX Corp.
1.90%, 09/01/31	5,920	5,165,575
6.00%, 03/15/31(a)	5,245	5,570,781
		56,622,103
Agriculture — 1.4%
BAT Capital Corp.
2.73%, 03/25/31(a)	7,195	6,572,957
5.83%, 02/20/31	5,125	5,360,346
Bunge Ltd. Finance Corp.
2.75%, 05/14/31	5,710	5,216,785
3.20%, 04/21/31	3,085	2,882,581
Philip Morris International, Inc.
4.75%, 11/01/31	4,300	4,322,486
5.13%, 02/13/31(a)	7,325	7,494,504
		31,849,659
Airlines — 0.1%
United Airlines Pass-Through Trust, Series 2019, Class AA, 4.15%, 02/25/33(a)	2,692	2,619,797
Auto Manufacturers — 4.6%
American Honda Finance Corp.
1.80%, 01/13/31(a)	3,253	2,832,699
4.45%, 01/08/31	3,080	3,024,661
4.85%, 10/23/31(a)	4,105	4,085,787
5.05%, 07/10/31(a)	4,560	4,583,134
Series A, 4.90%, 04/10/31	2,320	2,316,366
Cummins, Inc., 4.70%, 02/15/31	4,045	4,081,697
Ford Motor Co., 7.45%, 07/16/31(a)	6,405	6,959,828
Ford Motor Credit Co. LLC
3.63%, 06/17/31	5,925	5,399,792
5.42%, 04/09/31	4,115	4,079,971
6.05%, 03/05/31(a)	5,580	5,674,496
6.05%, 11/05/31	7,240	7,344,532
General Motors Financial Co., Inc.
2.35%, 01/08/31(a)	6,010	5,378,835
2.70%, 06/10/31	6,133	5,519,991
4.60%, 01/08/31	3,525	3,483,186
5.60%, 06/18/31	5,725	5,885,408
5.75%, 02/08/31	5,752	5,946,705
Mercedes-Benz Finance North America LLC, 8.50%, 01/18/31	8,495	9,845,986
Toyota Motor Corp., 2.36%, 03/25/31(a)	2,529	2,295,303
Security	Par (000)	Value
Auto Manufacturers (continued)
Toyota Motor Credit Corp.
1.65%, 01/10/31	$3,185	$2,801,942
1.90%, 09/12/31	2,093	1,826,776
4.60%, 10/10/31(a)	4,235	4,239,281
5.10%, 03/21/31(a)	5,220	5,350,706
Series B, 4.20%, 01/10/31(a)	4,285	4,235,818
		107,192,900
Banks — 3.2%
Banco Santander SA
2.96%, 03/25/31(a)	5,060	4,635,205
4.87%, 04/15/31	2,000	1,991,272
5.44%, 07/15/31	9,190	9,459,527
Bank of Montreal, 5.51%, 06/04/31	5,220	5,419,414
Bank of New York Mellon Corp.(The)
1.65%, 01/28/31(a)	3,079	2,721,314
1.80%, 07/28/31	3,252	2,835,868
Bank of Nova Scotia (The), 2.15%, 08/01/31	4,181	3,699,019
Cooperatieve Rabobank UA/NY, 4.16%, 01/14/31	620	610,990
Mizuho Financial Group, Inc., 2.56%, 09/13/31	6,141	5,422,617
National Australia Bank Ltd./New York, 4.15%, 01/13/31	290	286,725
Royal Bank of Canada, 2.30%, 11/03/31	8,843	7,902,120
State Street Corp., 2.20%, 03/03/31	4,967	4,453,150
Sumitomo Mitsui Financial Group, Inc.
1.71%, 01/12/31(a)	3,245	2,836,815
2.22%, 09/17/31	6,135	5,378,106
5.42%, 07/09/31	5,805	5,957,712
Toronto-Dominion Bank(The)
2.00%, 09/10/31(a)	5,745	5,077,837
4.41%, 01/13/31	1,010	1,001,208
Westpac Banking Corp., 2.15%, 06/03/31	6,137	5,508,684
		75,197,583
Beverages — 1.6%
Anheuser-Busch InBev Worldwide, Inc., 4.90%, 01/23/31	4,447	4,540,889
Coca-Cola Co.(The)
1.38%, 03/15/31	7,605	6,655,439
2.00%, 03/05/31(a)	4,432	3,998,708
Constellation Brands, Inc., 2.25%, 08/01/31	5,820	5,142,246
Keurig Dr Pepper, Inc.
2.25%, 03/15/31	2,837	2,514,166
Series 10, 5.20%, 03/15/31	3,190	3,228,739
Maple Parent Holdings Corp., 5.05%, 03/26/31(b)	2,045	2,047,189
PepsiCo, Inc.
1.40%, 02/25/31	4,047	3,542,249
1.95%, 10/21/31	6,595	5,821,623
		37,491,248
Biotechnology — 0.9%
Amgen, Inc.
2.30%, 02/25/31(a)	7,398	6,687,624
4.20%, 02/19/31(a)	4,225	4,166,181
Biogen, Inc., 5.05%, 01/15/31	1,955	1,988,575
Illumina, Inc., 2.55%, 03/23/31	3,013	2,713,513
Royalty Pharma PLC
2.15%, 09/02/31	3,824	3,353,692
4.45%, 03/25/31	3,275	3,236,646
		22,146,231
Building Materials — 1.0%
Carrier Global Corp., 2.70%, 02/15/31	4,563	4,196,232
CRH America Finance, Inc., 4.40%, 02/09/31	5,500	5,432,444
47
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® iBonds® Dec 2031 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Building Materials (continued)
Eagle Materials, Inc., 2.50%, 07/01/31	$4,525	$4,046,491
Johnson Controls International PLC/Tyco Fire & Security Finance SCA, 2.00%, 09/16/31(a)	3,120	2,728,098
Martin Marietta Materials, Inc., 2.40%, 07/15/31	5,316	4,743,851
Masco Corp., 2.00%, 02/15/31(a)	3,573	3,156,393
		24,303,509
Chemicals — 1.0%
Air Products and Chemicals, Inc., 4.75%, 02/08/31(a)	3,618	3,661,072
Dow Chemical Co. (The), 4.80%, 01/15/31(a)	4,155	4,111,898
Eastman Chemical Co., 4.50%, 02/20/31	2,595	2,548,336
Ecolab, Inc., 1.30%, 01/30/31	3,040	2,630,303
LYB International Finance III LLC, 5.13%, 01/15/31	1,700	1,707,673
NewMarket Corp., 2.70%, 03/18/31	2,516	2,276,942
PPG Industries, Inc., 4.38%, 03/15/31	3,795	3,745,272
Sherwin-Williams Co. (The), 4.80%, 09/01/31(a)	2,880	2,897,321
		23,578,817
Commercial Services — 0.8%
Equifax, Inc., 2.35%, 09/15/31(a)	5,570	4,892,292
Global Payments, Inc., 2.90%, 11/15/31	4,357	3,832,716
Moody's Corp., 2.00%, 08/19/31(a)	3,210	2,832,345
Quanta Services, Inc., 4.50%, 01/15/31	2,505	2,487,581
S&P Global, Inc., 4.25%, 01/15/31(b)	3,155	3,111,619
Verisk Analytics, Inc., 4.45%, 03/15/31(a)	775	763,960
		17,920,513
Computers — 2.8%
Accenture Capital, Inc., 4.25%, 10/04/31(a)	6,870	6,767,316
Apple, Inc.
1.65%, 02/08/31(a)	15,721	14,023,483
1.70%, 08/05/31	5,937	5,238,579
CGI, Inc., 2.30%, 09/14/31	2,246	1,958,501
Dell International LLC/EMC Corp., 4.50%, 02/15/31	7,550	7,468,805
Fortinet, Inc., 2.20%, 03/15/31(a)	2,618	2,329,804
Gartner, Inc., 4.95%, 03/20/31	2,225	2,164,665
Hewlett Packard Enterprise Co., 4.85%, 10/15/31	7,120	7,073,816
HP, Inc., 2.65%, 06/17/31	5,829	5,213,217
IBM International Capital Pte. Ltd., 4.75%, 02/05/31(a)	2,740	2,741,160
International Business Machines Corp., 4.30%, 02/03/31	3,230	3,186,083
Kyndryl Holdings, Inc., 3.15%, 10/15/31	3,893	3,307,523
Leidos, Inc., 2.30%, 02/15/31	4,403	3,914,379
		65,387,331
Cosmetics & Personal Care — 0.5%
Estee Lauder Companies, Inc. (The), 1.95%, 03/15/31(a)	3,800	3,360,344
Procter & Gamble Co. (The), 1.95%, 04/23/31(a)	5,492	4,928,314
Unilever Capital Corp., 1.75%, 08/12/31	5,015	4,402,367
		12,691,025
Diversified Financial Services — 4.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 5.38%, 12/15/31	4,650	4,743,957
Ally Financial, Inc., 8.00%, 11/01/31	15,313	17,092,446
Apollo Global Management, Inc., 4.60%, 01/15/31(a)	2,820	2,791,500
Blue Owl Finance LLC, 3.13%, 06/10/31	4,505	3,923,397
Brookfield Asset Management Ltd., 4.83%, 04/15/31	2,835	2,813,808
Security	Par (000)	Value
Diversified Financial Services (continued)
Brookfield Finance, Inc., 2.72%, 04/15/31(a)	$3,520	$3,197,777
Charles Schwab Corp.(The)
1.65%, 03/11/31(a)	4,599	4,024,630
1.95%, 12/01/31(a)	5,228	4,566,569
2.30%, 05/13/31	4,745	4,272,397
Intercontinental Exchange, Inc.
4.20%, 03/15/31(a)	3,115	3,074,851
5.25%, 06/15/31	4,937	5,088,360
Jefferies Financial Group, Inc.
2.63%, 10/15/31	6,578	5,749,816
5.13%, 04/28/31	4,200	4,144,504
Lazard Group LLC, 6.00%, 03/15/31	2,730	2,848,827
Marex Group PLC, 5.68%, 04/21/31	2,775	2,772,727
Mastercard, Inc.
1.90%, 03/15/31(a)	3,038	2,708,089
2.00%, 11/18/31(a)	4,017	3,565,092
Nasdaq, Inc., 1.65%, 01/15/31	4,547	3,999,784
Nomura Holdings, Inc., 2.61%, 07/14/31	6,415	5,741,078
ORIX Corp., 2.25%, 03/09/31	2,977	2,651,361
Sumisho Air Lease Corp.
4.85%, 03/24/31(b)	5,265	5,218,671
5.20%, 07/15/31	3,520	3,537,079
Synchrony Financial, 2.88%, 10/28/31(a)	5,104	4,486,485
TPG Operating Group II LP, 4.88%, 05/15/31	25	24,671
Visa, Inc.
1.10%, 02/15/31(a)	5,879	5,099,192
4.10%, 02/12/31(a)	2,930	2,918,625
Western Union Co. (The), 2.75%, 03/15/31(a)	1,864	1,683,906
		112,739,599
Electric — 8.3%
AES Corp. (The), 2.45%, 01/15/31	5,474	4,874,650
Alabama Power Co., Series C, 4.30%, 03/15/31	3,105	3,073,725
Ameren Corp., 3.50%, 01/15/31(a)	4,683	4,447,949
Appalachian Power Co., Series AA, 2.70%, 04/01/31	2,797	2,547,161
Arizona Public Service Co., 2.20%, 12/15/31	2,745	2,394,635
Atlantic City Electric Co., 2.30%, 03/15/31	2,098	1,887,755
Baltimore Gas and Electric Co., 2.25%, 06/15/31	3,612	3,236,366
Berkshire Hathaway Energy Co., 1.65%, 05/15/31	3,184	2,761,595
Black Hills Corp., 4.55%, 01/31/31	2,480	2,458,006
CenterPoint Energy Houston Electric LLC, Series AE, 2.35%, 04/01/31	2,558	2,298,894
Connecticut Light and Power Co. (The), Series A, 2.05%, 07/01/31(a)	2,459	2,174,340
Consolidated Edison Co. of New York, Inc., 2.40%, 06/15/31(a)	5,429	4,906,347
Constellation Energy Generation LLC
3.75%, 03/01/31(b)	645	616,071
4.40%, 01/15/31(a)	2,850	2,821,562
5.00%, 02/01/31(b)	1,060	1,063,069
Consumers Energy Co., 4.50%, 01/15/31	3,150	3,143,774
Dominion Energy South Carolina, Inc., Series A, 2.30%, 12/01/31	2,474	2,195,085
Dominion Energy, Inc., Series C, 2.25%, 08/15/31(a)	4,907	4,341,602
DTE Electric Co., Series C, 2.63%, 03/01/31(a)	3,465	3,186,389
Duke Energy Carolinas LLC, 2.55%, 04/15/31	3,217	2,938,917
Duke Energy Corp., 2.55%, 06/15/31(a)	5,491	4,959,557
Duke Energy Florida LLC, 2.40%, 12/15/31	2,751	2,454,712
Duke Energy Progress LLC, 2.00%, 08/15/31	3,943	3,479,223
Edison International, 4.80%, 03/15/31	2,950	2,879,265
Schedule of Investments
48

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® iBonds® Dec 2031 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Emera U.S. Finance LP, 2.64%, 06/15/31	$2,587	$2,303,384
Entergy Corp., 2.40%, 06/15/31	3,963	3,538,302
Entergy Louisiana LLC, 3.05%, 06/01/31	2,152	2,001,457
Entergy Texas, Inc., 1.75%, 03/15/31	3,391	2,971,442
Eversource Energy
2.55%, 03/15/31(a)	2,021	1,825,415
5.85%, 04/15/31	3,945	4,114,300
Exelon Corp., 5.13%, 03/15/31	2,845	2,889,307
FirstEnergy Pennsylvania Electric Co., 4.55%, 03/15/31(b)	2,525	2,510,782
Georgia Power Co., 4.85%, 03/15/31	4,470	4,526,447
Jersey Central Power & Light Co., 4.40%, 01/15/31(b)	3,070	3,030,349
National Rural Utilities Cooperative Finance Corp.
1.35%, 03/15/31	2,586	2,219,035
1.65%, 06/15/31	2,060	1,782,686
5.00%, 02/07/31(a)	2,545	2,596,609
NextEra Energy Capital Holdings, Inc., 4.40%, 03/01/31	4,055	4,025,463
Northern States Power Co./MN, 2.25%, 04/01/31	2,475	2,236,079
NSTAR Electric Co., 1.95%, 08/15/31	1,919	1,680,858
Ohio Power Co., Series Q, 1.63%, 01/15/31	2,640	2,304,166
Oncor Electric Delivery Co. LLC, 4.50%, 03/15/31(b)	6,430	6,387,061
Pacific Gas and Electric Co.
2.50%, 02/01/31	11,216	10,090,126
3.25%, 06/01/31(a)	5,640	5,215,183
PacifiCorp
5.10%, 04/15/31(a)	2,885	2,915,010
5.30%, 02/15/31	4,165	4,240,994
7.70%, 11/15/31	1,531	1,727,076
Progress Energy, Inc.
7.00%, 10/30/31	2,427	2,667,959
7.75%, 03/01/31	3,802	4,275,271
Public Service Co. of Colorado
1.88%, 06/15/31	4,358	3,808,047
Series 35, 1.90%, 01/15/31(a)	2,555	2,263,167
Public Service Co. of New Hampshire, Series V, 2.20%, 06/15/31	2,061	1,831,463
Public Service Co. of Oklahoma, Series J, 2.20%, 08/15/31	2,264	1,990,546
Public Service Electric and Gas Co.
1.90%, 08/15/31	2,440	2,138,082
Series R, 4.20%, 01/01/31	2,550	2,519,701
Public Service Enterprise Group, Inc., 2.45%, 11/15/31	4,614	4,100,579
Southern California Edison Co.
5.45%, 06/01/31	4,240	4,336,756
Series G, 2.50%, 06/01/31(a)	2,723	2,430,139
Tampa Electric Co., 2.40%, 03/15/31(a)	2,595	2,349,221
Virginia Electric and Power Co., 2.30%, 11/15/31	2,202	1,955,328
Vistra Operations Co. LLC, 5.00%, 04/30/31(b)	4,990	4,976,536
Wisconsin Power and Light Co., 1.95%, 09/16/31(a)	1,805	1,572,133
Wisconsin Public Service Corp., 4.25%, 01/15/31	1,870	1,851,091
Xcel Energy, Inc., 2.35%, 11/15/31(a)	1,648	1,449,864
		194,788,063
Electronics — 1.2%
Amphenol Corp., 2.20%, 09/15/31	4,211	3,727,226
Avnet, Inc., 3.00%, 05/15/31	1,842	1,663,341
Honeywell International, Inc., 1.75%, 09/01/31(a)	8,797	7,651,737
Security	Par (000)	Value
Electronics (continued)
Hubbell, Inc., 2.30%, 03/15/31(a)	$1,757	$1,585,352
Jabil, Inc., 3.00%, 01/15/31	3,622	3,342,011
TD SYNNEX Corp., 2.65%, 08/09/31	2,915	2,599,913
Tyco Electronics Group SA, 4.50%, 02/09/31	4,070	4,053,598
Vontier Corp., 2.95%, 04/01/31(a)	3,580	3,269,195
		27,892,373
Engineering & Construction — 0.1%
Jacobs Solutions, Inc., 4.75%, 03/03/31(a)	2,900	2,870,193
Environmental Control — 0.5%
Republic Services, Inc., 1.45%, 02/15/31(a)	3,460	3,003,710
Waste Management, Inc.
1.50%, 03/15/31(a)	5,293	4,603,741
4.95%, 07/03/31	4,110	4,195,646
		11,803,097
Food — 1.7%
Campbell's Co. (The), 4.55%, 03/21/31	3,425	3,322,859
Flowers Foods, Inc., 2.40%, 03/15/31	2,864	2,456,282
General Mills, Inc., 2.25%, 10/14/31(a)	2,966	2,606,876
JBS USA Holding Lux SARL/JBS USA Foods Group Holdings, Inc./JBS USA Food Co., 3.75%, 12/01/31(a)	2,999	2,806,783
Kellanova, Series B, 7.45%, 04/01/31(a)	3,933	4,424,150
Kraft Heinz Foods Co., 4.25%, 03/01/31(a)	2,559	2,511,374
Kroger Co.(The)
1.70%, 01/15/31	2,890	2,534,901
7.50%, 04/01/31	2,796	3,138,504
McCormick & Co., Inc./MD, 1.85%, 02/15/31(a)	2,874	2,519,061
Mondelez International, Inc., 1.50%, 02/04/31	3,159	2,752,177
Pilgrim's Pride Corp., 4.25%, 04/15/31	5,823	5,596,555
Sysco Corp.
2.45%, 12/14/31(a)	2,874	2,533,381
4.40%, 07/25/31	2,545	2,487,089
		39,689,992
Forest Products & Paper — 0.4%
Georgia-Pacific LLC, 8.88%, 05/15/31	2,511	2,991,067
Suzano Austria GmbH, 3.75%, 01/15/31	7,393	6,956,445
		9,947,512
Gas — 0.7%
Atmos Energy Corp., 1.50%, 01/15/31	3,571	3,118,837
National Fuel Gas Co., 2.95%, 03/01/31	2,819	2,569,023
NiSource, Inc., 1.70%, 02/15/31	4,616	4,022,147
Piedmont Natural Gas Co., Inc., 2.50%, 03/15/31(a)	2,270	2,048,373
Southern Co. Gas Capital Corp., Series 2020-A, 1.75%, 01/15/31(a)	3,214	2,826,392
Spire, Inc., 4.60%, 09/01/31(a)	1,370	1,357,971
		15,942,743
Hand & Machine Tools — 0.1%
Kennametal, Inc., 2.80%, 03/01/31(a)	1,670	1,518,061
Health Care - Products — 2.5%
Abbott Laboratories, 4.00%, 03/15/31	16,460	16,155,142
Agilent Technologies, Inc., 2.30%, 03/12/31	4,962	4,453,794
Augusta SpinCo Corp., 4.66%, 03/23/31	3,145	3,136,085
Baxter International, Inc., 1.73%, 04/01/31(a)	3,870	3,261,128
GE HealthCare Technologies, Inc., 4.80%, 01/15/31	3,930	3,940,085
Revvity, Inc.
2.25%, 09/15/31(a)	2,977	2,607,419
49
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® iBonds® Dec 2031 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Products (continued)
2.55%, 03/15/31	$2,505	$2,251,198
Solventum Corp., 5.45%, 03/13/31(a)	5,720	5,880,962
STERIS Irish FinCo UnLtd Co., 2.70%, 03/15/31(a)	3,888	3,540,005
Thermo Fisher Scientific, Inc.
2.00%, 10/15/31	6,680	5,893,430
4.20%, 03/01/31(a)	3,290	3,248,419
4.22%, 02/12/31	1,700	1,680,630
Zimmer Biomet Holdings, Inc., 2.60%, 11/24/31	4,232	3,783,127
		59,831,424
Health Care - Services — 3.7%
Banner Health, 1.90%, 01/01/31	2,035	1,812,757
Cedars-Sinai Health System, Series 2021, 2.29%, 08/15/31(a)	1,864	1,665,549
Cigna Group(The)
2.38%, 03/15/31	8,513	7,679,738
5.13%, 05/15/31(a)	4,545	4,641,591
CommonSpirit Health, 5.21%, 12/01/31	3,775	3,844,636
Elevance Health, Inc.
2.55%, 03/15/31(a)	6,235	5,659,252
4.95%, 11/01/31	4,835	4,872,403
HCA, Inc.
2.38%, 07/15/31(a)	4,730	4,195,822
4.70%, 05/15/31	5,585	5,558,126
5.45%, 04/01/31(a)	10,080	10,347,317
Humana, Inc., 5.38%, 04/15/31	9,199	9,325,266
Laboratory Corp. of America Holdings, 2.70%, 06/01/31	3,166	2,888,418
OhioHealth Corp., 2.30%, 11/15/31	2,064	1,839,076
Quest Diagnostics, Inc., 2.80%, 06/30/31(a)	3,473	3,182,396
UnitedHealth Group, Inc.
2.30%, 05/15/31	9,104	8,182,702
4.65%, 01/15/31	4,750	4,779,412
4.90%, 04/15/31	6,129	6,222,659
		86,697,120
Holding Companies - Diversified — 2.6%
Apollo Debt Solutions BDC
5.70%, 01/23/31(a)(b)	2,505	2,463,047
6.70%, 07/29/31(a)	5,935	6,061,583
Ares Capital Corp.
3.20%, 11/15/31(a)	4,278	3,746,701
5.10%, 01/15/31	3,980	3,860,853
5.25%, 04/12/31	3,115	3,031,497
Ares Strategic Income Fund
5.15%, 01/15/31(b)	3,100	2,958,959
5.55%, 04/15/31(b)	2,655	2,575,304
Bain Capital Specialty Finance, Inc., 5.95%, 03/01/31	1,360	1,317,900
Blackstone Private Credit Fund
5.35%, 03/12/31	3,795	3,653,047
5.95%, 05/15/31	3,930	3,865,653
6.25%, 01/25/31	3,240	3,240,152
Blackstone Secured Lending Fund, 5.13%, 01/31/31(a)	3,120	3,006,687
Blue Owl Credit Income Corp., 6.65%, 03/15/31(a)	4,670	4,655,134
Blue Owl Technology Finance Corp., 6.13%, 01/23/31(a)	1,190	1,148,019
Carlyle Secured Lending, Inc., 5.75%, 02/15/31(a)	1,610	1,558,960
Goldman Sachs Private Credit Corp.
5.88%, 01/31/31(a)(b)	2,490	2,448,781
6.15%, 06/16/31(b)	4,920	4,878,389
Security	Par (000)	Value
Holding Companies - Diversified (continued)
Golub Capital Private Credit Fund, 5.60%, 04/15/31(b)	$2,190	$2,116,135
HA Sustainable Infrastructure Capital, Inc., 6.15%, 01/15/31	3,365	3,460,501
MSD Investment Corp., 6.13%, 02/05/31(b)	1,535	1,497,677
		61,544,979
Home Builders — 0.2%
PulteGroup, Inc., 4.25%, 03/01/31	2,050	2,001,214
Sekisui House U.S., Inc., 2.50%, 01/15/31(a)	1,778	1,571,103
		3,572,317
Household Products & Wares — 0.2%
Church & Dwight Co., Inc., 2.30%, 12/15/31	2,433	2,157,924
Kimberly-Clark Corp., 2.00%, 11/02/31(a)	3,143	2,773,488
		4,931,412
Insurance — 2.5%
Aon Corp./Aon Global Holdings PLC
2.05%, 08/23/31(a)	1,697	1,481,704
2.60%, 12/02/31	2,477	2,208,934
Aon North America, Inc., 5.30%, 03/01/31	3,760	3,847,602
Arthur J Gallagher & Co., 2.40%, 11/09/31(a)	1,883	1,655,638
Assured Guaranty U.S. Holdings, Inc., 3.15%, 06/15/31(a)	3,424	3,176,928
Athene Holding Ltd., 3.50%, 01/15/31	3,189	2,964,384
Brown & Brown, Inc., 2.38%, 03/15/31	4,710	4,160,015
Enstar Group Ltd., 3.10%, 09/01/31	3,316	2,950,162
Fairfax Financial Holdings Ltd., 3.38%, 03/03/31	3,049	2,854,702
Fidelity National Financial, Inc., 2.45%, 03/15/31	3,682	3,264,509
First American Financial Corp., 2.40%, 08/15/31	3,961	3,432,572
Jackson Financial, Inc., 3.13%, 11/23/31	3,591	3,211,494
Lincoln National Corp., 3.40%, 01/15/31(a)	3,532	3,299,949
Marsh & McLennan Companies, Inc.
2.38%, 12/15/31	1,708	1,521,772
4.85%, 11/15/31	5,845	5,894,097
Primerica, Inc., 2.80%, 11/19/31	4,209	3,784,060
Progressive Corp. (The), 4.60%, 03/26/31(a)	1,185	1,188,914
Stewart Information Services Corp., 3.60%, 11/15/31	2,528	2,247,352
Willis North America, Inc., 4.55%, 03/15/31	4,590	4,534,710
		57,679,498
Internet — 4.6%
Airbnb, Inc., 4.65%, 03/16/31	4,355	4,348,233
Alibaba Group Holding Ltd., 2.13%, 02/09/31(a)	7,835	7,072,609
Alphabet, Inc., 4.10%, 02/15/31	11,685	11,542,856
Amazon.com, Inc.
2.10%, 05/12/31	17,560	15,733,536
4.25%, 03/13/31	19,815	19,615,772
AppLovin Corp., 5.38%, 12/01/31	5,625	5,682,389
Baidu, Inc., 2.38%, 08/23/31(a)	1,370	1,239,360
eBay, Inc., 2.60%, 05/10/31	4,449	4,029,748
Expedia Group, Inc., 2.95%, 03/15/31	2,805	2,574,551
MercadoLibre, Inc., 3.13%, 01/14/31(a)	2,625	2,424,487
Meta Platforms, Inc.
4.55%, 05/15/31	18,525	18,520,727
4.55%, 08/15/31(a)	5,765	5,779,154
Uber Technologies, Inc., 4.15%, 01/15/31(a)	5,730	5,614,802
VeriSign, Inc., 2.70%, 06/15/31	4,674	4,206,679
		108,384,903
Iron & Steel — 0.1%
Steel Dynamics, Inc., 3.25%, 01/15/31(a)	3,063	2,880,393
Schedule of Investments
50

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® iBonds® Dec 2031 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Leisure Time — 0.2%
Brunswick Corp., 2.40%, 08/18/31	$3,241	$2,824,683
Polaris, Inc., 5.60%, 03/01/31	2,960	2,954,420
		5,779,103
Lodging — 0.7%
Choice Hotels International, Inc., 3.70%, 01/15/31(a)	2,499	2,343,319
Hyatt Hotels Corp., 5.38%, 12/15/31(a)	2,415	2,461,593
Marriott International, Inc./MD
4.50%, 10/15/31	2,845	2,811,103
Series HH, 2.85%, 04/15/31	6,344	5,812,940
Sands China Ltd., 3.25%, 08/08/31(a)	3,425	3,141,231
		16,570,186
Machinery — 2.1%
Caterpillar Financial Services Corp., 4.15%, 01/08/31(a)	2,635	2,611,413
Caterpillar, Inc., 1.90%, 03/12/31	2,857	2,550,935
CNH Industrial Capital LLC, 4.38%, 03/07/31	2,140	2,096,965
Deere & Co., 7.13%, 03/03/31	1,630	1,815,520
GE Vernova, Inc., 4.25%, 02/04/31(a)	2,895	2,868,238
IDEX Corp., 2.63%, 06/15/31	2,993	2,707,942
Ingersoll Rand, Inc., 5.31%, 06/15/31(a)	2,995	3,067,583
John Deere Capital Corp.
1.45%, 01/15/31	3,078	2,698,041
2.00%, 06/17/31	3,167	2,817,120
4.40%, 09/08/31	7,115	7,097,771
4.90%, 03/07/31(a)	4,766	4,861,212
Series I, 4.20%, 03/10/31	1,885	1,865,353
Series I, 4.38%, 04/15/31	2,775	2,764,272
nVent Finance SARL, 2.75%, 11/15/31	1,795	1,596,708
Otis Worldwide Corp., 5.13%, 11/19/31(a)	3,570	3,649,112
Rockwell Automation, Inc., 1.75%, 08/15/31	2,730	2,376,886
Xylem, Inc./New York, 2.25%, 01/30/31(a)	3,107	2,806,808
		50,251,879
Manufacturing — 0.5%
Eaton Corp., 4.20%, 03/06/31	3,420	3,371,887
Teledyne Technologies, Inc., 2.75%, 04/01/31	5,714	5,222,903
Textron, Inc., 2.45%, 03/15/31	2,938	2,652,355
		11,247,145
Media — 2.0%
Charter Communications Operating LLC/Charter Communications Operating Capital, 2.80%, 04/01/31	9,480	8,487,789
Comcast Corp.
1.50%, 02/15/31(a)	10,158	8,803,439
1.95%, 01/15/31	8,733	7,744,816
Walt Disney Co.(The)
2.65%, 01/13/31(a)	14,265	13,238,924
4.00%, 03/14/31(a)	8,755	8,608,348
		46,883,316
Mining — 0.2%
Rio Tinto Alcan, Inc., 7.25%, 03/15/31	2,472	2,751,539
Yamana Gold, Inc., 2.63%, 08/15/31	3,060	2,718,557
		5,470,096
Office & Business Equipment — 0.2%
CDW LLC/CDW Finance Corp., 3.57%, 12/01/31	5,979	5,502,656
Oil & Gas — 2.8%
Burlington Resources LLC, 7.20%, 08/15/31	2,902	3,243,589
Cenovus Energy, Inc., 4.65%, 03/20/31	2,495	2,482,000
Devon Energy Corp., 7.88%, 09/30/31(a)	4,150	4,762,615
Security	Par (000)	Value
Oil & Gas (continued)
Diamondback Energy, Inc., 3.13%, 03/24/31	$4,481	$4,186,743
EOG Resources, Inc., 4.40%, 01/15/31	2,510	2,491,706
EQT Corp., 4.75%, 01/15/31	6,675	6,641,884
Helmerich & Payne, Inc., 2.90%, 09/29/31	3,478	3,124,464
Hess Corp., 7.30%, 08/15/31(a)	3,684	4,152,174
HF Sinclair Corp., 5.75%, 01/15/31	3,990	4,086,504
Occidental Petroleum Corp.
7.50%, 05/01/31	5,415	6,029,271
7.88%, 09/15/31(a)	3,061	3,479,148
Ovintiv, Inc.
7.20%, 11/01/31	1,875	2,065,729
7.38%, 11/01/31	3,174	3,526,987
Phillips 66 Co., 5.25%, 06/15/31	6,930	7,088,726
Pioneer Natural Resources Co., 2.15%, 01/15/31	4,309	3,892,414
TotalEnergies Capital USA LLC, 4.25%, 01/13/31	890	880,597
Valero Energy Corp., 2.80%, 12/01/31	2,896	2,617,630
		64,752,181
Oil & Gas Services — 0.5%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc., 4.35%, 06/15/31	8,705	8,600,147
Schlumberger Investment SA, 4.55%, 05/07/31	2,075	2,071,402
		10,671,549
Packaging & Containers — 0.6%
Amcor Flexibles North America, Inc., 2.69%, 05/25/31	4,655	4,220,326
AptarGroup, Inc., 4.75%, 03/30/31	3,730	3,703,837
Berry Global, Inc., 5.80%, 06/15/31	4,525	4,707,972
WestRock MWV LLC, 7.95%, 02/15/31	1,973	2,230,087
		14,862,222
Pharmaceuticals — 5.0%
AbbVie, Inc.
4.13%, 03/15/31	4,705	4,632,183
4.95%, 03/15/31	11,835	12,074,677
Astrazeneca Finance LLC
2.25%, 05/28/31	4,255	3,837,234
4.00%, 03/02/31(a)	2,545	2,496,771
4.90%, 02/26/31(a)	5,710	5,823,575
Becton Dickinson & Co., 1.96%, 02/11/31(a)	5,801	5,124,527
Bristol-Myers Squibb Co.
5.10%, 02/22/31	7,535	7,733,222
5.75%, 02/01/31(a)	5,634	5,938,235
Cencora, Inc., 2.70%, 03/15/31	5,917	5,402,951
CVS Health Corp.
1.88%, 02/28/31(a)	7,024	6,157,919
2.13%, 09/15/31	5,978	5,213,615
5.25%, 01/30/31(a)	4,330	4,418,590
5.55%, 06/01/31	5,850	6,050,480
Eli Lilly & Co., 4.25%, 03/15/31	4,455	4,429,022
Johnson & Johnson, 4.90%, 06/01/31(a)	6,610	6,812,455
Merck & Co., Inc.
2.15%, 12/10/31	11,669	10,342,623
4.15%, 03/15/31	5,435	5,362,562
Novartis Capital Corp.
4.00%, 09/18/31(a)	4,765	4,685,255
4.40%, 03/18/31	5,105	5,096,914
Pfizer, Inc., 1.75%, 08/18/31(a)	5,743	5,023,121
		116,655,931
Pipelines — 3.5%
Boardwalk Pipelines LP, 3.40%, 02/15/31	3,209	2,999,990
Cheniere Energy Partners LP, 4.00%, 03/01/31(a)	8,344	8,035,013
51
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® iBonds® Dec 2031 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
Enbridge, Inc.
4.50%, 02/15/31(a)	$2,870	$2,838,454
4.85%, 03/27/31	4,385	4,403,366
Energy Transfer LP, 4.55%, 01/15/31	1,215	1,204,612
Enterprise Products Operating LLC, 4.60%, 01/15/31	7,945	7,957,658
Kinder Morgan Energy Partners LP, 7.40%, 03/15/31(a)	1,937	2,163,645
Kinder Morgan, Inc.
2.00%, 02/15/31	4,055	3,593,700
7.80%, 08/01/31	3,232	3,690,418
MPLX LP, 4.80%, 02/15/31	7,370	7,386,900
ONEOK, Inc.
4.75%, 10/15/31	7,270	7,226,755
6.35%, 01/15/31	3,671	3,898,744
Plains All American Pipeline LP/PAA Finance Corp., 4.70%, 01/15/31	5,180	5,167,845
Targa Resources Corp., 4.35%, 04/15/31	1,970	1,930,755
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.88%, 02/01/31	6,041	6,034,957
Western Midstream Operating LP, 4.80%, 03/01/31(a)	3,495	3,472,129
Williams Companies, Inc.(The)
2.60%, 03/15/31	8,671	7,870,681
Series A, 7.50%, 01/15/31	2,055	2,294,362
		82,169,984
Real Estate — 0.1%
CBRE Services, Inc., 2.50%, 04/01/31	2,804	2,516,912
Real Estate Investment Trusts — 8.4%
Alexandria Real Estate Equities, Inc., 3.38%, 08/15/31	4,466	4,109,926
American Assets Trust LP, 3.38%, 02/01/31	2,846	2,589,832
American Homes 4 Rent LP, 2.38%, 07/15/31	2,811	2,479,903
American Tower Corp.
2.30%, 09/15/31(a)	4,054	3,581,436
2.70%, 04/15/31	4,205	3,823,563
AvalonBay Communities, Inc., 2.45%, 01/15/31	3,796	3,462,608
Boston Properties LP, 3.25%, 01/30/31(a)	7,019	6,493,939
Brixmor Operating Partnership LP, 2.50%, 08/16/31(a)	3,042	2,713,103
Broadstone Net Lease LLC, 2.60%, 09/15/31	2,290	2,019,226
COPT Defense Properties LP, 2.75%, 04/15/31	3,755	3,406,978
Crown Castle, Inc.
2.10%, 04/01/31	5,840	5,117,944
2.25%, 01/15/31	6,287	5,572,403
2.50%, 07/15/31(a)	4,362	3,862,379
CubeSmart LP, 2.00%, 02/15/31(a)	2,970	2,611,576
DOC Dr. LLC, 2.63%, 11/01/31	3,101	2,758,280
EPR Properties, 3.60%, 11/15/31	1,921	1,761,780
Equinix Asia Financing Corp. Pte Ltd., 4.40%, 03/15/31(a)	5,005	4,913,939
Equinix, Inc., 2.50%, 05/15/31	5,810	5,206,319
ERP Operating LP, 1.85%, 08/01/31(a)	3,198	2,813,521
Essential Properties LP, 2.95%, 07/15/31(a)	2,732	2,474,545
Essex Portfolio LP
1.65%, 01/15/31	1,932	1,680,115
2.55%, 06/15/31	1,870	1,678,396
Extra Space Storage LP
2.40%, 10/15/31	3,222	2,832,429
2.55%, 06/01/31	2,713	2,434,787
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
5.90%, 01/15/31	$3,540	$3,686,594
First Industrial LP, 5.25%, 01/15/31(a)	2,830	2,864,510
GLP Capital LP/GLP Financing II, Inc., 4.00%, 01/15/31(a)	4,061	3,842,962
Healthcare Realty Holdings LP, 2.00%, 03/15/31	4,912	4,292,433
Healthpeak OP LLC, 2.88%, 01/15/31	3,848	3,537,553
Highwoods Realty LP, 2.60%, 02/01/31	1,806	1,604,567
Host Hotels & Resorts LP, Series J, 2.90%, 12/15/31	1,719	1,537,842
Invitation Homes Operating Partnership LP, 2.00%, 08/15/31	3,960	3,401,769
Kimco Realty OP LLC, 2.25%, 12/01/31	2,157	1,906,999
Kite Realty Group LP, 4.95%, 12/15/31	2,245	2,239,553
LXP Industrial Trust, 2.38%, 10/01/31	2,400	2,087,937
Mid-America Apartments LP, 1.70%, 02/15/31(a)	2,968	2,601,414
National Health Investors, Inc., 3.00%, 02/01/31	2,466	2,231,218
NNN REIT, Inc., 4.60%, 02/15/31	3,200	3,177,646
Omega Healthcare Investors, Inc., 3.38%, 02/01/31	4,263	3,957,391
Phillips Edison Grocery Center Operating Partnership I LP, 2.63%, 11/15/31	1,230	1,095,476
Prologis LP
1.63%, 03/15/31(a)	2,555	2,231,870
1.75%, 02/01/31	2,166	1,909,020
4.25%, 06/15/31	2,340	2,302,130
4.75%, 01/15/31	3,165	3,198,402
Public Storage Operating Co.
2.25%, 11/09/31(a)	2,373	2,108,069
2.30%, 05/01/31(a)	4,022	3,620,661
Rayonier LP, 2.75%, 05/17/31(a)	2,797	2,520,467
Realty Income Corp.
3.20%, 02/15/31(a)	2,885	2,704,132
3.25%, 01/15/31	5,635	5,300,304
Rexford Industrial Realty LP, 2.15%, 09/01/31	2,617	2,267,881
Sabra Health Care LP, 3.20%, 12/01/31	4,416	3,992,628
Safehold GL Holdings LLC, 2.80%, 06/15/31	2,615	2,369,440
Simon Property Group LP
2.20%, 02/01/31(a)	5,020	4,517,335
4.30%, 01/15/31(a)	3,075	3,030,442
Store Capital LLC
2.70%, 12/01/31	1,413	1,239,422
4.95%, 02/11/31(b)	1,965	1,950,060
Sun Communities Operating LP, 2.70%, 07/15/31	4,588	4,128,442
Tanger Properties LP, 2.75%, 09/01/31	2,547	2,278,591
UDR, Inc., 3.00%, 08/15/31	3,761	3,461,500
Ventas Realty LP, 2.50%, 09/01/31	3,150	2,806,754
VICI Properties LP, 5.13%, 11/15/31	4,380	4,367,113
Welltower OP LLC
2.75%, 01/15/31	3,786	3,485,460
2.80%, 06/01/31	4,450	4,083,778
WP Carey, Inc., 2.40%, 02/01/31	3,280	2,939,142
		197,277,834
Retail — 2.7%
AutoNation, Inc., 2.40%, 08/01/31(a)	2,738	2,406,557
AutoZone, Inc., 1.65%, 01/15/31	3,504	3,056,135
Dollar Tree, Inc., 2.65%, 12/01/31	4,464	3,983,998
Ferguson Enterprises, Inc., 4.35%, 03/15/31	4,015	3,955,199
Home Depot, Inc.(The)
1.38%, 03/15/31(a)	6,779	5,873,220
1.88%, 09/15/31	5,829	5,110,703
4.85%, 06/25/31(a)	5,705	5,824,488
Schedule of Investments
52

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® iBonds® Dec 2031 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail (continued)
Lowe's Companies, Inc.
2.63%, 04/01/31(a)	$8,661	$7,916,866
4.25%, 03/15/31	6,645	6,544,358
McDonald's Corp., 4.40%, 02/12/31	2,725	2,716,641
O'Reilly Automotive, Inc., 1.75%, 03/15/31	3,008	2,631,152
Ross Stores, Inc., 1.88%, 04/15/31	2,987	2,629,023
Starbucks Corp., 4.90%, 02/15/31	2,679	2,715,292
TJX Companies, Inc. (The), 1.60%, 05/15/31	2,990	2,619,223
Walmart, Inc., 4.15%, 04/30/31	4,875	4,854,912
		62,837,767
Semiconductors — 3.4%
Analog Devices, Inc., 2.10%, 10/01/31	5,786	5,110,834
Applied Materials, Inc., 4.00%, 01/15/31	2,930	2,873,606
Broadcom, Inc.
2.45%, 02/15/31	15,919	14,501,539
4.30%, 01/15/31	3,430	3,402,205
5.15%, 11/15/31	8,474	8,677,364
Intel Corp.
2.00%, 08/12/31	6,671	5,818,744
4.65%, 06/01/31	8,655	8,620,580
5.00%, 02/21/31	3,015	3,044,163
Marvell Technology, Inc., 2.95%, 04/15/31	4,123	3,802,288
NVIDIA Corp., 2.00%, 06/15/31	7,097	6,361,657
NXP BV/NXP Funding LLC/NXP USA, Inc., 2.50%, 05/11/31	5,555	4,994,355
Skyworks Solutions, Inc., 3.00%, 06/01/31	2,855	2,572,703
Texas Instruments, Inc., 1.90%, 09/15/31	2,966	2,614,846
TSMC Arizona Corp., 2.50%, 10/25/31	7,230	6,559,162
		78,954,046
Software — 4.4%
Autodesk, Inc., 2.40%, 12/15/31	5,685	5,008,094
Broadridge Financial Solutions, Inc., 2.60%, 05/01/31	5,826	5,207,073
Fidelity National Information Services, Inc.
2.25%, 03/01/31(a)	5,135	4,558,731
4.80%, 03/10/31	6,295	6,259,233
Fiserv, Inc.
4.55%, 02/15/31	5,170	5,062,672
5.35%, 03/15/31(a)	2,983	3,019,581
Oracle Corp.
2.88%, 03/25/31	18,568	16,497,937
4.95%, 02/04/31	19,780	19,354,427
Roper Technologies, Inc., 1.75%, 02/15/31	5,913	5,122,768
Salesforce, Inc.
1.95%, 07/15/31	8,620	7,508,884
4.90%, 09/15/31	18,215	18,162,215
VMware LLC, 2.20%, 08/15/31	8,866	7,844,788
		103,606,403
Telecommunications — 5.3%
AT&T, Inc.
2.75%, 06/01/31	17,361	15,840,007
4.40%, 04/30/31(a)	8,000	7,912,707
Cisco Systems, Inc., 4.95%, 02/26/31	14,590	14,931,932
Motorola Solutions, Inc., 2.75%, 05/24/31	4,606	4,196,068
Orange SA, 9.00%, 03/01/31	13,763	16,202,089
T-Mobile USA, Inc.
2.25%, 11/15/31	4,640	4,074,395
2.55%, 02/15/31	14,314	13,009,950
Security	Par (000)	Value
Telecommunications (continued)
2.88%, 02/15/31	$6,087	$5,607,266
3.50%, 04/15/31	13,975	13,219,767
Verizon Communications, Inc.
1.75%, 01/20/31	12,804	11,259,203
2.55%, 03/21/31	21,092	19,176,735
		125,430,119
Toys, Games & Hobbies — 0.0%
Hasbro, Inc., 4.65%, 03/12/31	995	987,033
Transportation — 1.8%
Canadian National Railway Co., 4.20%, 03/12/31	1,720	1,696,907
Canadian Pacific Railway Co.
2.45%, 12/02/31	8,238	7,353,214
7.13%, 10/15/31	1,843	2,057,483
FedEx Corp., 2.40%, 05/15/31(a)	5,991	5,396,385
Fedex Freight Holding Co., Inc., 4.65%, 03/15/31(b)	4,420	4,360,532
GXO Logistics, Inc., 2.65%, 07/15/31(a)	2,483	2,216,771
Norfolk Southern Corp., 2.30%, 05/15/31	3,167	2,849,785
Union Pacific Corp., 2.38%, 05/20/31	5,731	5,208,042
Walmart, Inc., 1.80%, 09/22/31(a)	11,239	9,965,707
		41,104,826
Trucking & Leasing — 0.1%
GATX Corp., 1.90%, 06/01/31	2,752	2,403,630
Water — 0.2%
American Water Capital Corp., 2.30%, 06/01/31(a)	3,200	2,872,482
Essential Utilities, Inc., 2.40%, 05/01/31(a)	2,298	2,065,285
		4,937,767
Total Long-Term Investments — 99.5% (Cost: $2,314,327,030)		2,336,433,041
	Shares
Short-Term Securities
Money Market Funds — 8.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.83%(c)(d)(e)	178,100,475	178,153,905
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.61%(c)(d)	10,280,000	10,280,000
Total Short-Term Securities — 8.0% (Cost: $188,426,235)		188,433,905
Total Investments — 107.5% (Cost: $2,502,753,265)		2,524,866,946
Liabilities in Excess of Other Assets — (7.5)%		(176,156,258)
Net Assets — 100.0%		$2,348,710,688

(a)	All or a portion of this security is on loan.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.
53
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® iBonds® Dec 2031 Term Corporate ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/26	Shares Held at 04/30/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$105,189,576	$73,006,390 (a)	$—	$(32,259)	$(9,802)	$178,153,905	178,100,475	$210,197 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	11,830,000	—	(1,550,000)(a)	—	—	10,280,000	10,280,000	97,086	—
				$(32,259)	$(9,802)	$188,433,905		$307,283	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$2,336,433,041	$—	$2,336,433,041
Short-Term Securities
Money Market Funds	188,433,905	—	—	188,433,905
	$188,433,905	$2,336,433,041	$—	$2,524,866,946
See notes to financial statements.
Schedule of Investments
54

Schedule of Investments (unaudited)
April 30, 2026
iShares® iBonds® Dec 2034 Term Corporate ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Advertising — 0.2%
Omnicom Group, Inc., 5.30%, 11/01/34(a)	$1,722	$1,705,572
Aerospace & Defense — 2.6%
Boeing Co.(The)
3.60%, 05/01/34	2,671	2,400,121
6.53%, 05/01/34	6,291	6,879,363
L3Harris Technologies, Inc., 5.35%, 06/01/34	2,020	2,057,340
Lockheed Martin Corp.
4.75%, 02/15/34(a)	2,303	2,298,476
4.80%, 08/15/34(a)	1,799	1,792,564
Northrop Grumman Corp., 4.90%, 06/01/34(a)	2,683	2,677,138
RTX Corp., 6.10%, 03/15/34(a)	3,876	4,171,109
		22,276,111
Agriculture — 1.4%
BAT Capital Corp., 6.00%, 02/20/34	2,251	2,380,309
Bunge Ltd. Finance Corp., 4.65%, 09/17/34	2,228	2,154,036
Philip Morris International, Inc.
4.90%, 11/01/34	2,587	2,569,813
5.25%, 02/13/34	4,665	4,751,063
		11,855,221
Airlines — 0.1%
American Airlines Pass-Through Trust, Series A, Class A, 2.88%, 01/11/36	1,348	1,211,367
Auto Manufacturers — 2.6%
American Honda Finance Corp., 4.90%, 01/10/34	2,360	2,310,522
Cummins, Inc., 5.15%, 02/20/34(a)	1,956	1,995,605
Ford Motor Credit Co. LLC, 6.13%, 03/08/34(a)	4,530	4,551,660
General Motors Financial Co., Inc.
5.45%, 09/06/34	2,333	2,334,611
5.95%, 04/04/34	3,437	3,555,760
6.10%, 01/07/34	3,933	4,104,971
PACCAR Financial Corp., 5.00%, 03/22/34	918	929,468
Toyota Motor Credit Corp., 4.80%, 01/05/34	2,277	2,271,273
		22,053,870
Auto Parts & Equipment — 0.1%
BorgWarner, Inc., 5.40%, 08/15/34	1,212	1,229,880
Banks — 3.0%
Banco Santander SA, 6.35%, 03/14/34(a)	3,510	3,703,910
Bank of Nova Scotia (The), 5.65%, 02/01/34	2,488	2,596,188
Blackstone Reg Finance Co. LLC, 5.00%, 12/06/34(a)	2,125	2,098,852
Citibank N.A., 5.57%, 04/30/34(a)	5,635	5,854,047
Goldman Sachs Capital I, 6.35%, 02/15/34	2,492	2,610,631
HSBC Bank USA N.A, 5.88%, 11/01/34	1,010	1,052,766
Royal Bank of Canada, 5.15%, 02/01/34	3,598	3,681,088
Sumitomo Mitsui Financial Group, Inc., 5.56%, 07/09/34	3,920	4,025,124
		25,622,606
Beverages — 1.8%
Anheuser-Busch InBev Worldwide, Inc., 5.00%, 06/15/34(a)	3,209	3,246,941
Coca-Cola Co.(The)
4.65%, 08/14/34(a)	1,950	1,958,042
5.00%, 05/13/34	2,716	2,794,130
Coca-Cola Consolidated, Inc., 5.45%, 06/01/34	1,463	1,502,402
Keurig Dr Pepper, Inc., 5.30%, 03/15/34	1,914	1,906,564
PepsiCo Singapore Financing I Pte. Ltd., 4.70%, 02/16/34	1,532	1,525,596
Security	Par (000)	Value
Beverages (continued)
PepsiCo, Inc., 4.80%, 07/17/34	$2,039	$2,047,738
		14,981,413
Biotechnology — 0.2%
Royalty Pharma PLC, 5.40%, 09/02/34	1,310	1,326,992
Building Materials — 1.5%
Carrier Global Corp., 5.90%, 03/15/34	2,260	2,384,468
CRH America Finance, Inc., 5.40%, 05/21/34(a)	1,875	1,909,922
Martin Marietta Materials, Inc., 5.15%, 12/01/34(a)	1,995	2,003,593
Owens Corning, 5.70%, 06/15/34(a)	2,456	2,547,546
Trane Technologies Financing Ltd., 5.10%, 06/13/34	1,592	1,611,886
Vulcan Materials Co., 5.35%, 12/01/34	1,740	1,772,228
		12,229,643
Chemicals — 1.8%
Air Products and Chemicals, Inc., 4.85%, 02/08/34(a)	3,070	3,075,837
CF Industries, Inc., 5.15%, 03/15/34	1,943	1,936,052
Dow Chemical Co.(The)
4.25%, 10/01/34(a)	1,107	1,011,870
5.15%, 02/15/34(a)	2,114	2,079,431
Eastman Chemical Co., 5.63%, 02/20/34(a)	2,374	2,423,072
Lubrizol Corp. (The), 6.50%, 10/01/34	854	949,420
LYB International Finance III LLC, 5.50%, 03/01/34(a)	2,163	2,165,184
Nutrien Ltd., 5.40%, 06/21/34(a)	1,667	1,698,455
		15,339,321
Commercial Services — 1.3%
Automatic Data Processing, Inc., 4.45%, 09/09/34	2,845	2,787,279
Cornell University, 4.84%, 06/15/34(a)	1,086	1,092,673
Moody's Corp., 5.00%, 08/05/34	1,588	1,587,751
PayPal Holdings, Inc., 5.15%, 06/01/34(a)	2,255	2,238,723
Quanta Services, Inc., 5.25%, 08/09/34(a)	1,529	1,547,164
Verisk Analytics, Inc., 5.25%, 06/05/34	1,696	1,692,195
		10,945,785
Computers — 1.9%
Accenture Capital, Inc., 4.50%, 10/04/34(a)	4,035	3,886,696
Dell International LLC/EMC Corp., 5.40%, 04/15/34(a)	2,623	2,665,680
Hewlett Packard Enterprise Co., 5.00%, 10/15/34(a)	5,436	5,302,483
IBM International Capital Pte. Ltd., 4.90%, 02/05/34(a)	2,726	2,686,925
Kyndryl Holdings, Inc., 6.35%, 02/20/34(a)	1,323	1,280,315
		15,822,099
Cosmetics & Personal Care — 1.1%
Estee Lauder Companies, Inc. (The), 5.00%, 02/14/34(a)	1,927	1,925,407
Procter & Gamble Co.(The)
4.55%, 01/29/34	1,927	1,934,328
4.55%, 10/24/34(a)	1,143	1,146,724
5.80%, 08/15/34(a)	1,112	1,199,337
Unilever Capital Corp., 4.63%, 08/12/34	2,920	2,886,714
		9,092,510
Distribution & Wholesale — 0.1%
WW Grainger, Inc., 4.45%, 09/15/34(a)	1,239	1,213,773
Diversified Financial Services — 3.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4.95%, 09/10/34	3,430	3,340,146
5.30%, 01/19/34	1,833	1,830,214
Affiliated Managers Group, Inc., 5.50%, 08/20/34	1,500	1,497,253
Blue Owl Finance LLC, 6.25%, 04/18/34	2,693	2,638,776
Brookfield Finance, Inc., 6.35%, 01/05/34	1,995	2,119,052
55
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® iBonds® Dec 2034 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
Janus Henderson U.S. Holdings, Inc., 5.45%, 09/10/34	$1,271	$1,276,396
Jefferies Financial Group, Inc., 6.20%, 04/14/34(a)	4,192	4,288,569
LPL Holdings, Inc., 6.00%, 05/20/34	1,316	1,348,737
Mastercard, Inc., 4.88%, 05/09/34	3,059	3,082,149
Nasdaq, Inc., 5.55%, 02/15/34	3,517	3,631,331
Nomura Holdings, Inc., 5.78%, 07/03/34	2,820	2,909,790
TPG Operating Group II LP, 5.88%, 03/05/34(a)	1,665	1,696,038
Voya Financial, Inc., 5.00%, 09/20/34(a)	1,159	1,135,360
		30,793,811
Electric — 11.6%
AEP Texas, Inc., 5.70%, 05/15/34	1,445	1,491,717
AEP Transmission Co. LLC, 5.15%, 04/01/34	1,157	1,164,430
Appalachian Power Co., 5.65%, 04/01/34	907	934,340
Arizona Public Service Co., 5.70%, 08/15/34	2,035	2,105,507
Baltimore Gas and Electric Co., 5.30%, 06/01/34	1,202	1,220,608
Black Hills Corp., 6.15%, 05/15/34	1,284	1,354,339
CenterPoint Energy Houston Electric LLC, 5.15%, 03/01/34	1,185	1,195,677
Commonwealth Edison Co., 5.30%, 06/01/34	1,171	1,201,972
Connecticut Light and Power Co. (The), 4.95%, 08/15/34	972	968,521
Consolidated Edison Co. of New York, Inc.
5.38%, 05/15/34	1,088	1,118,439
5.50%, 03/15/34	1,875	1,948,139
Constellation Energy Generation LLC, 6.13%, 01/15/34	1,211	1,294,189
DTE Electric Co., 5.20%, 03/01/34	1,258	1,285,386
DTE Energy Co., 5.85%, 06/01/34	2,376	2,489,376
Duke Energy Carolinas LLC, 4.85%, 01/15/34	1,696	1,692,457
Duke Energy Corp., 5.45%, 06/15/34(a)	2,167	2,216,144
Duke Energy Indiana LLC, 5.25%, 03/01/34	631	644,799
Duke Energy Progress LLC, 5.10%, 03/15/34	1,543	1,566,149
Entergy Arkansas LLC, 5.45%, 06/01/34	1,974	2,031,597
Entergy Louisiana LLC
5.15%, 09/15/34	1,854	1,871,682
5.35%, 03/15/34(a)	1,397	1,434,027
Evergy Metro, Inc., 5.40%, 04/01/34	770	789,966
Eversource Energy
5.50%, 01/01/34(a)	2,011	2,045,578
5.95%, 07/15/34	1,699	1,773,646
Exelon Corp., 5.45%, 03/15/34	1,771	1,813,385
Florida Power & Light Co.
5.00%, 08/01/34	860	865,043
5.30%, 06/15/34	3,094	3,179,770
5.63%, 04/01/34	1,099	1,150,224
Georgia Power Co., 5.25%, 03/15/34	2,082	2,121,403
Idaho Power Co., 5.20%, 08/15/34	862	874,331
Interstate Power and Light Co., 4.95%, 09/30/34	1,194	1,175,905
IPALCO Enterprises, Inc., 5.75%, 04/01/34	869	860,786
MidAmerican Energy Co., 5.35%, 01/15/34	667	685,196
National Grid PLC, 5.42%, 01/11/34(a)	1,964	2,004,317
National Rural Utilities Cooperative Finance Corp., 5.00%, 08/15/34	921	928,624
NextEra Energy Capital Holdings, Inc., 5.25%, 03/15/34(a)	3,101	3,140,295
NSTAR Electric Co., 5.40%, 06/01/34	1,590	1,626,737
Ohio Power Co., 5.65%, 06/01/34	978	1,005,602
Pacific Gas and Electric Co.
5.80%, 05/15/34	3,210	3,290,131
6.95%, 03/15/34	2,164	2,374,431
Security	Par (000)	Value
Electric (continued)
PacifiCorp, 5.45%, 02/15/34	$3,076	$3,112,015
Potomac Electric Power Co., 5.20%, 03/15/34	805	819,013
PPL Capital Funding, Inc., 5.25%, 09/01/34	2,500	2,523,585
PPL Electric Utilities Corp., 4.85%, 02/15/34	1,775	1,772,054
Public Service Co. of Colorado, 5.35%, 05/15/34	2,431	2,472,153
Public Service Electric and Gas Co.
4.85%, 08/01/34	1,678	1,668,126
5.20%, 03/01/34	1,076	1,094,792
Public Service Enterprise Group, Inc., 5.45%, 04/01/34	1,375	1,400,981
Puget Sound Energy, Inc., 5.33%, 06/15/34	1,029	1,045,557
Southern California Edison Co.
5.20%, 06/01/34	2,929	2,898,205
6.00%, 01/15/34(a)	1,215	1,261,269
Southern Co. (The), 5.70%, 03/15/34	3,047	3,154,378
System Energy Resources, Inc., 5.30%, 12/15/34	1,432	1,428,272
Tucson Electric Power Co., 5.20%, 09/15/34	1,068	1,077,020
Union Electric Co., 5.20%, 04/01/34	1,609	1,634,101
Virginia Electric and Power Co.
5.00%, 01/15/34	1,375	1,373,375
5.05%, 08/15/34(a)	2,088	2,089,204
Wisconsin Electric Power Co., 4.60%, 10/01/34	948	936,220
Wisconsin Power and Light Co., 5.38%, 03/30/34	797	812,476
Xcel Energy, Inc., 5.50%, 03/15/34	2,353	2,395,824
		97,903,485
Electronics — 1.3%
Allegion U.S. Holding Co., Inc., 5.60%, 05/29/34	1,420	1,453,434
Amphenol Corp., 5.25%, 04/05/34(a)	1,704	1,741,950
Arrow Electronics, Inc., 5.88%, 04/10/34	1,349	1,388,765
Honeywell International, Inc., 4.50%, 01/15/34	2,724	2,674,709
Keysight Technologies, Inc., 4.95%, 10/15/34	1,784	1,771,934
TD SYNNEX Corp., 6.10%, 04/12/34	1,528	1,589,621
		10,620,413
Environmental Control — 1.1%
Republic Services, Inc.
5.00%, 04/01/34	2,201	2,219,054
5.20%, 11/15/34	1,289	1,314,400
Waste Connections, Inc., 5.00%, 03/01/34	2,294	2,304,747
Waste Management, Inc., 4.88%, 02/15/34(a)	3,229	3,257,961
		9,096,162
Food — 2.4%
Campbell's Company/The, 5.40%, 03/21/34	2,780	2,701,748
JBS USA Holding Lux SARL/JBS USA Foods Group Holdings, Inc./JBS USA Food Co., 6.75%, 03/15/34	1,709	1,861,586
Kroger Co. (The), 5.00%, 09/15/34	6,172	6,093,419
McCormick & Co., Inc./MD, 4.70%, 10/15/34(a)	1,582	1,520,140
Mondelez International, Inc., 4.75%, 08/28/34	1,388	1,359,591
Pilgrim's Pride Corp., 6.88%, 05/15/34	1,429	1,552,488
Sysco Corp., 6.00%, 01/17/34	1,252	1,317,802
Tyson Foods, Inc.
4.88%, 08/15/34	1,471	1,446,083
5.70%, 03/15/34(a)	2,432	2,517,699
		20,370,556
Gas — 0.8%
CenterPoint Energy Resources Corp., 5.40%, 07/01/34	1,167	1,192,515
NiSource, Inc., 5.35%, 04/01/34(a)	1,818	1,853,429
Southern California Gas Co., 5.05%, 09/01/34(a)	1,584	1,591,279
Southern Co. Gas Capital Corp., 4.95%, 09/15/34	1,306	1,288,085
Schedule of Investments
56

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® iBonds® Dec 2034 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Gas (continued)
Spire Missouri, Inc., Series 2034, 5.15%, 08/15/34	$836	$841,577
		6,766,885
Health Care - Products — 1.6%
Agilent Technologies, Inc., 4.75%, 09/09/34	1,671	1,644,069
Smith & Nephew PLC, 5.40%, 03/20/34	1,689	1,714,050
Solventum Corp., 5.60%, 03/23/34(a)	4,509	4,609,272
Stryker Corp., 4.63%, 09/11/34	2,159	2,108,008
Thermo Fisher Scientific, Inc., 5.20%, 01/31/34	1,377	1,405,621
Zimmer Biomet Holdings, Inc., 5.20%, 09/15/34	1,999	2,001,550
		13,482,570
Health Care - Services — 4.2%
Adventist Health System/West, 5.76%, 12/01/34	1,269	1,303,557
Cigna Group (The), 5.25%, 02/15/34	3,510	3,555,647
CommonSpirit Health, 5.32%, 12/01/34	1,185	1,188,812
Elevance Health, Inc.
5.38%, 06/15/34	2,472	2,510,130
5.95%, 12/15/34(a)	1,184	1,239,992
HCA, Inc.
5.45%, 09/15/34	3,870	3,919,783
5.60%, 04/01/34	3,416	3,499,284
Humana, Inc., 5.95%, 03/15/34	2,444	2,506,622
ICON Investments Six DAC, 6.00%, 05/08/34	1,295	1,321,649
Laboratory Corp. of America Holdings, 4.80%, 10/01/34	2,280	2,227,999
Quest Diagnostics, Inc., 5.00%, 12/15/34(a)	2,301	2,288,708
UnitedHealth Group, Inc.
5.00%, 04/15/34	3,494	3,498,797
5.15%, 07/15/34(a)	5,375	5,435,794
Universal Health Services, Inc., 5.05%, 10/15/34	1,365	1,313,527
		35,810,301
Holding Companies - Diversified — 0.6%
Blackstone Private Credit Fund, 6.00%, 11/22/34	2,140	2,031,160
HA Sustainable Infrastructure Capital, Inc., 6.38%, 07/01/34(a)	2,533	2,593,085
		4,624,245
Home Builders — 0.3%
DR Horton, Inc., 5.00%, 10/15/34	2,104	2,082,461
Insurance — 4.3%
Aon North America, Inc., 5.45%, 03/01/34	4,758	4,862,750
Arch Capital Group Ltd., 7.35%, 05/01/34	883	998,352
Arthur J Gallagher & Co.
5.45%, 07/15/34	1,369	1,388,755
6.50%, 02/15/34	1,110	1,196,534
Athene Holding Ltd., 5.88%, 01/15/34(a)	1,729	1,739,774
Brown & Brown, Inc., 5.65%, 06/11/34	1,575	1,590,099
Chubb INA Holdings LLC, 5.00%, 03/15/34(a)	4,079	4,098,681
Cincinnati Financial Corp., 6.13%, 11/01/34	1,079	1,133,885
CNA Financial Corp., 5.13%, 02/15/34	1,565	1,552,208
CNO Financial Group, Inc., 6.45%, 06/15/34	1,967	2,039,085
Corebridge Financial, Inc., 5.75%, 01/15/34(a)	2,104	2,162,606
F&G Annuities & Life, Inc., 6.25%, 10/04/34(a)	1,221	1,188,887
First American Financial Corp., 5.45%, 09/30/34	1,300	1,280,350
Globe Life, Inc., 5.85%, 09/15/34(a)	1,285	1,328,117
Lincoln National Corp., 5.85%, 03/15/34	1,072	1,093,588
Marsh & McLennan Companies, Inc., 5.15%, 03/15/34	1,369	1,380,828
MetLife, Inc.
5.30%, 12/15/34(a)	2,664	2,718,074
6.38%, 06/15/34(a)	1,833	2,000,548
Security	Par (000)	Value
Insurance (continued)
Old Republic International Corp., 5.75%, 03/28/34	$1,167	$1,195,211
Reinsurance Group of America, Inc., 5.75%, 09/15/34	1,708	1,744,883
		36,693,215
Internet — 2.5%
Alibaba Group Holding Ltd., 4.50%, 11/28/34	1,250	1,219,927
Amazon.com, Inc., 4.80%, 12/05/34	3,096	3,116,411
AppLovin Corp., 5.50%, 12/01/34	2,752	2,745,455
Meta Platforms, Inc., 4.75%, 08/15/34(a)	7,240	7,112,746
Netflix, Inc., 4.90%, 08/15/34(a)	2,684	2,696,693
Uber Technologies, Inc., 4.80%, 09/15/34	4,145	4,061,801
		20,953,033
Iron & Steel — 0.5%
ArcelorMittal SA, 6.00%, 06/17/34(a)	1,327	1,401,326
Steel Dynamics, Inc., 5.38%, 08/15/34	1,491	1,517,069
Vale Overseas Ltd., 8.25%, 01/17/34	835	985,912
		3,904,307
Lodging — 0.8%
Choice Hotels International, Inc., 5.85%, 08/01/34(a)	1,538	1,556,114
Hyatt Hotels Corp., 5.50%, 06/30/34	759	770,385
Las Vegas Sands Corp., 6.20%, 08/15/34	1,494	1,534,577
Marriott International, Inc./MD, 5.30%, 05/15/34	2,926	2,961,197
		6,822,273
Machinery — 1.3%
AGCO Corp., 5.80%, 03/21/34	1,879	1,932,112
Ingersoll Rand, Inc., 5.45%, 06/15/34	1,946	1,986,477
John Deere Capital Corp.
5.10%, 04/11/34	2,692	2,740,141
Series 1, 5.05%, 06/12/34	2,510	2,543,163
Westinghouse Air Brake Technologies Corp., 5.61%, 03/11/34	1,379	1,419,695
		10,621,588
Manufacturing — 0.2%
Parker-Hannifin Corp., 4.20%, 11/21/34	1,699	1,622,173
Media — 1.9%
Charter Communications Operating LLC/Charter Communications Operating Capital
6.55%, 06/01/34	4,220	4,358,263
6.65%, 02/01/34	2,413	2,503,348
Comcast Corp.
4.20%, 08/15/34	3,204	3,006,556
5.30%, 06/01/34(a)	3,335	3,377,065
Walt Disney Co. (The), 6.20%, 12/15/34	2,515	2,762,799
		16,008,031
Mining — 0.5%
Freeport-McMoRan, Inc., 5.40%, 11/14/34	1,885	1,918,439
Newmont Corp./Newcrest Finance Pty. Ltd., 5.35%, 03/15/34	2,604	2,686,982
		4,605,421
Office & Business Equipment — 0.2%
CDW LLC/CDW Finance Corp., 5.55%, 08/22/34	1,675	1,660,422
Oil & Gas — 4.8%
BP Capital Markets America, Inc.
4.99%, 04/10/34	2,754	2,773,238
5.23%, 11/17/34(a)	5,351	5,453,439
Canadian Natural Resources Ltd., 5.40%, 12/15/34(a)	1,894	1,921,464
Coterra Energy, Inc., 5.60%, 03/15/34	1,295	1,327,891
Devon Energy Corp., 5.20%, 09/15/34(a)	3,454	3,465,576
Diamondback Energy, Inc., 5.40%, 04/18/34	3,508	3,580,874
57
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® iBonds® Dec 2034 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
EQT Corp., 5.75%, 02/01/34	$1,959	$2,026,257
Helmerich & Payne, Inc., 5.50%, 12/01/34	1,505	1,487,391
Occidental Petroleum Corp., 5.55%, 10/01/34(a)	3,344	3,403,913
Ovintiv, Inc., 6.50%, 08/15/34	1,578	1,690,243
Phillips 66, 4.65%, 11/15/34(a)	2,690	2,613,290
Suncor Energy, Inc., 5.95%, 12/01/34	1,502	1,573,166
TotalEnergies Capital SA
4.72%, 09/10/34	2,361	2,346,857
5.15%, 04/05/34	2,995	3,059,435
Woodside Finance Ltd., 5.10%, 09/12/34	3,715	3,661,469
		40,384,503
Packaging & Containers — 0.8%
Berry Global, Inc., 5.65%, 01/15/34(a)	2,212	2,267,431
Smurfit Kappa Treasury ULC, 5.44%, 04/03/34	2,650	2,690,362
Sonoco Products Co., 5.00%, 09/01/34(a)	2,082	2,042,239
		7,000,032
Pharmaceuticals — 5.8%
AbbVie, Inc., 5.05%, 03/15/34(a)	7,954	8,053,882
Astrazeneca Finance LLC, 5.00%, 02/26/34	3,723	3,772,703
Becton Dickinson & Co., 5.11%, 02/08/34	1,621	1,627,860
Bristol-Myers Squibb Co., 5.20%, 02/22/34(a)	6,704	6,860,894
Cardinal Health, Inc.
5.35%, 11/15/34	3,113	3,149,558
5.45%, 02/15/34(a)	1,262	1,288,334
Cencora, Inc., 5.13%, 02/15/34	1,246	1,250,227
CVS Health Corp., 5.70%, 06/01/34	3,624	3,736,875
Eli Lilly & Co.
4.60%, 08/14/34	4,009	3,952,854
4.70%, 02/09/34	3,795	3,780,083
GlaxoSmithKline Capital, Inc., 5.38%, 04/15/34(a)	1,448	1,500,791
Johnson & Johnson, 4.95%, 06/01/34(a)	2,022	2,084,753
Novartis Capital Corp., 4.20%, 09/18/34	3,368	3,249,317
Takeda Pharmaceutical Co. Ltd., 5.30%, 07/05/34	2,918	2,958,319
Wyeth LLC, 6.50%, 02/01/34	1,632	1,801,249
		49,067,699
Pipelines — 6.8%
Boardwalk Pipelines LP, 5.63%, 08/01/34	1,558	1,598,238
Cheniere Energy Partners LP, 5.75%, 08/15/34(a)	3,450	3,570,775
Cheniere Energy, Inc., 5.65%, 04/15/34	3,967	4,087,725
Enbridge, Inc., 5.63%, 04/05/34(a)	3,319	3,426,231
Energy Transfer LP
5.55%, 05/15/34	3,100	3,161,984
5.60%, 09/01/34	3,813	3,890,245
Enterprise Products Operating LLC
4.85%, 01/31/34	2,969	2,965,296
Series H, 6.65%, 10/15/34	956	1,060,227
Kinder Morgan, Inc.
5.30%, 12/01/34	2,757	2,782,925
5.40%, 02/01/34	2,320	2,373,621
MPLX LP, 5.50%, 06/01/34	4,583	4,642,832
ONEOK, Inc.
5.05%, 11/01/34	4,393	4,302,005
5.65%, 09/01/34	1,471	1,504,288
Plains All American Pipeline LP/PAA Finance Corp., 5.70%, 09/15/34	2,026	2,073,311
South Bow USA Infrastructure Holdings LLC, 5.58%, 10/01/34	3,327	3,314,371
Targa Resources Corp., 6.50%, 03/30/34	2,554	2,770,690
TransCanada PipeLines Ltd.
4.63%, 03/01/34	3,506	3,391,624
Security	Par (000)	Value
Pipelines (continued)
5.60%, 03/31/34	$943	$966,889
Western Midstream Operating LP, 5.45%, 11/15/34(a)	2,148	2,136,585
Williams Companies, Inc. (The), 5.15%, 03/15/34	3,670	3,672,104
		57,691,966
Real Estate — 0.3%
CBRE Services, Inc., 5.95%, 08/15/34	2,791	2,911,865
Real Estate Investment Trusts — 7.0%
Agree LP, 5.63%, 06/15/34	1,249	1,280,226
Alexandria Real Estate Equities, Inc., 2.95%, 03/15/34	2,314	1,952,432
American Assets Trust LP, 6.15%, 10/01/34	1,462	1,465,112
American Homes 4 Rent LP
5.50%, 02/01/34	1,824	1,850,387
5.50%, 07/15/34	1,312	1,317,161
American Tower Corp., 5.45%, 02/15/34	1,684	1,715,576
Americold Realty Operating Partnership LP, 5.41%, 09/12/34	1,416	1,361,379
AvalonBay Communities, Inc., 5.35%, 06/01/34	1,227	1,256,199
Boston Properties LP, 6.50%, 01/15/34	2,182	2,301,095
Brixmor Operating Partnership LP, 5.50%, 02/15/34	1,098	1,116,899
Camden Property Trust, 4.90%, 01/15/34	1,132	1,128,740
Cousins Properties LP, 5.88%, 10/01/34	1,515	1,543,337
Crown Castle, Inc.
5.20%, 09/01/34	2,040	2,026,535
5.80%, 03/01/34(a)	2,064	2,125,354
Equinix Europe 2 Financing Corp. LLC, 5.50%, 06/15/34	2,149	2,190,168
ERP Operating LP, 4.65%, 09/15/34	1,497	1,460,504
Essex Portfolio LP, 5.50%, 04/01/34	1,556	1,584,612
Extra Space Storage LP, 5.40%, 02/01/34	1,660	1,673,618
GLP Capital LP/GLP Financing II, Inc., 5.63%, 09/15/34	2,020	2,005,864
Highwoods Realty LP, 7.65%, 02/01/34	887	988,443
Host Hotels & Resorts LP, 5.70%, 07/01/34	1,704	1,733,301
Invitation Homes Operating Partnership LP, 2.70%, 01/15/34	1,037	868,676
Kimco Realty OP LLC, 6.40%, 03/01/34(a)	1,545	1,676,213
Kite Realty Group LP, 5.50%, 03/01/34	753	762,043
Mid-America Apartments LP, 5.00%, 03/15/34	985	980,817
NNN REIT, Inc., 5.50%, 06/15/34	1,164	1,183,526
Phillips Edison Grocery Center Operating Partnership I LP, 5.75%, 07/15/34	951	979,293
Prologis LP
5.00%, 03/15/34	2,013	2,013,852
5.13%, 01/15/34	1,945	1,959,958
Realty Income Corp., 5.13%, 02/15/34	2,366	2,384,172
Regency Centers LP, 5.25%, 01/15/34	1,380	1,395,875
Safehold GL Holdings LLC, 6.10%, 04/01/34(a)	756	795,840
Simon Property Group LP
4.75%, 09/26/34	2,527	2,471,912
6.25%, 01/15/34	1,312	1,412,215
UDR, Inc.
3.10%, 11/01/34	747	639,262
5.13%, 09/01/34	895	889,967
Ventas Realty LP, 5.63%, 07/01/34(a)	1,316	1,353,219
VICI Properties LP, 5.75%, 04/01/34(a)	1,603	1,627,143
WP Carey, Inc., 5.38%, 06/30/34	1,278	1,286,116
		58,757,041
Retail — 1.9%
AutoZone, Inc., 5.40%, 07/15/34	2,031	2,066,983
Schedule of Investments
58

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® iBonds® Dec 2034 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail (continued)
Ferguson Enterprises, Inc., 5.00%, 10/03/34	$2,170	$2,155,758
Home Depot, Inc. (The), 4.95%, 06/25/34(a)	5,113	5,141,355
McDonald's Corp., 5.20%, 05/17/34	1,271	1,298,807
O'Reilly Automotive, Inc., 5.00%, 08/19/34	1,490	1,478,007
Starbucks Corp., 5.00%, 02/15/34	1,723	1,729,942
Target Corp., 4.50%, 09/15/34(a)	2,399	2,336,196
		16,207,048
Semiconductors — 2.4%
Analog Devices, Inc., 5.05%, 04/01/34	1,486	1,512,548
Broadcom, Inc.
3.47%, 04/15/34	8,994	8,114,318
4.80%, 10/15/34	5,049	4,981,487
Intel Corp., 5.15%, 02/21/34(a)	2,453	2,455,963
KLA Corp., 4.70%, 02/01/34	1,457	1,443,188
Texas Instruments, Inc., 4.85%, 02/08/34	1,534	1,551,264
		20,058,768
Software — 2.7%
Adobe, Inc., 4.95%, 04/04/34(a)	1,897	1,886,191
Atlassian Corp., 5.50%, 05/15/34	1,345	1,312,703
Cadence Design Systems, Inc., 4.70%, 09/10/34	2,926	2,882,483
Fiserv, Inc.
5.15%, 08/12/34(a)	2,623	2,553,244
5.45%, 03/15/34(a)	2,002	1,989,057
Oracle Corp.
4.30%, 07/08/34	4,784	4,251,740
4.70%, 09/27/34	5,020	4,575,896
Roper Technologies, Inc., 4.90%, 10/15/34	2,838	2,744,754
Take-Two Interactive Software, Inc., 5.60%, 06/12/34	917	935,142
		23,131,210
Telecommunications — 4.0%
AT&T, Inc., 5.40%, 02/15/34	7,340	7,471,647
Bell Telephone Co. of Canada or Bell Canada, 5.20%, 02/15/34(a)	2,069	2,076,852
Cisco Systems, Inc., 5.05%, 02/26/34	6,733	6,816,924
Motorola Solutions, Inc., 5.40%, 04/15/34	2,486	2,515,084
Rogers Communications, Inc., 5.30%, 02/15/34	3,686	3,668,021
T-Mobile USA, Inc.
5.15%, 04/15/34	3,449	3,462,706
5.75%, 01/15/34	2,800	2,917,590
Verizon Communications, Inc., 4.40%, 11/01/34	5,381	5,109,736
		34,038,560
Toys, Games & Hobbies — 0.2%
Hasbro, Inc., 6.05%, 05/14/34	1,315	1,376,404
Transportation — 1.3%
Canadian National Railway Co.
4.38%, 09/18/34	2,209	2,132,540
Security	Par (000)	Value
Transportation (continued)
6.25%, 08/01/34	$1,410	$1,532,696
Federal Express Corp. Pass-Through Trusts, Series 2020-1, Class AA, 1.88%, 08/20/35	1,733	1,499,177
FedEx Corp., 4.90%, 01/15/34(a)	1,040	1,031,049
GXO Logistics, Inc., 6.50%, 05/06/34	1,317	1,389,961
Norfolk Southern Corp., 5.55%, 03/15/34	1,022	1,061,512
United Parcel Service, Inc., 5.15%, 05/22/34	2,545	2,608,591
		11,255,526
Trucking & Leasing — 0.3%
GATX Corp.
6.05%, 03/15/34	1,231	1,300,170
6.90%, 05/01/34	1,121	1,234,877
		2,535,047
Water — 0.3%
American Water Capital Corp., 5.15%, 03/01/34	1,637	1,662,417
Essential Utilities, Inc., 5.38%, 01/15/34(a)	1,212	1,232,046
		2,894,463
Total Long-Term Investments — 98.1% (Cost: $831,310,635)		828,657,647
	Shares
Short-Term Securities
Money Market Funds — 9.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.83%(b)(c)(d)	73,760,161	73,782,289
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.61%(b)(c)	7,480,000	7,480,000
Total Short-Term Securities — 9.6% (Cost: $81,263,440)		81,262,289
Total Investments — 107.7% (Cost: $912,574,075)		909,919,936
Liabilities in Excess of Other Assets — (7.7)%		(65,431,410)
Net Assets — 100.0%		$844,488,526

(a)	All or a portion of this security is on loan.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.
59
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® iBonds® Dec 2034 Term Corporate ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/26	Shares Held at 04/30/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$52,617,106	$21,183,007 (a)	$—	$(12,141)	$(5,683)	$73,782,289	73,760,161	$95,520 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	3,030,000	4,450,000 (a)	—	—	—	7,480,000	7,480,000	60,397	—
				$(12,141)	$(5,683)	$81,262,289		$155,917	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$828,657,647	$—	$828,657,647
Short-Term Securities
Money Market Funds	81,262,289	—	—	81,262,289
	$81,262,289	$828,657,647	$—	$909,919,936
See notes to financial statements.
Schedule of Investments
60

Statements of Assets and Liabilities (unaudited)
April 30, 2026

	iShares iBonds Dec 2026 Term Corporate ETF	iShares iBonds Dec 2027 Term Corporate ETF	iShares iBonds Dec 2028 Term Corporate ETF	iShares iBonds Dec 2029 Term Corporate ETF
ASSETS
Investments, at value—unaffiliated(a)(b)	$3,316,566,145	$3,733,962,188	$3,767,386,561	$3,662,352,990
Investments, at value—affiliated(c)	447,477,205	194,421,645	146,106,903	197,058,457
Cash	202,658	9,943	3,355	8,305
Receivables:
Investments sold	—	5,073,222	5,543,746	17,577,227
Securities lending income—affiliated	50,042	41,817	56,056	49,662
Capital shares sold	—	—	27,060	10,348
Dividends—affiliated	398,149	75,331	33,789	28,389
Interest—unaffiliated	32,967,523	37,117,660	40,349,740	38,664,014
Total assets	3,797,661,722	3,970,701,806	3,959,507,210	3,915,749,392
LIABILITIES
Collateral on securities loaned, at value	167,044,282	164,075,735	123,214,737	177,871,241
Payables:
Investments purchased	—	18,851,425	1,350,708	7,175,270
Capital shares redeemed	447,763	—	—	—
Investment advisory fees	289,940	308,061	313,156	305,033
Total liabilities	167,781,985	183,235,221	124,878,601	185,351,544
Commitments and contingent liabilities
NET ASSETS	$3,629,879,737	$3,787,466,585	$3,834,628,609	$3,730,397,848
NET ASSETS CONSIST OF
Paid-in capital	$3,645,785,617	$3,793,358,382	$3,824,682,372	$3,710,800,406
Accumulated earnings (loss)	(15,905,880)	(5,891,797)	9,946,237	19,597,442
NET ASSETS	$3,629,879,737	$3,787,466,585	$3,834,628,609	$3,730,397,848
NET ASSET VALUE
Shares outstanding	149,700,000	156,300,000	151,550,000	160,500,000
Net asset value	$24.25	$24.23	$25.30	$23.24
Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited
Par value	None	None	None	None
(a) Investments, at cost—unaffiliated	$3,317,523,121	$3,728,072,610	$3,752,145,683	$3,639,789,291
(b) Securities loaned, at value	$161,710,892	$159,015,769	$121,812,240	$172,386,212
(c) Investments, at cost—affiliated	$447,441,057	$194,390,562	$146,085,827	$197,045,717
See notes to financial statements.
61
2026 iShares Semi-Annual Financial Statements and Additional Information

Statements of Assets and Liabilities (unaudited)(continued)
April 30, 2026

	iShares iBonds Dec 2030 Term Corporate ETF	iShares iBonds Dec 2031 Term Corporate ETF	iShares iBonds Dec 2034 Term Corporate ETF
ASSETS
Investments, at value—unaffiliated(a)(b)	$2,981,479,303	$2,336,433,041	$828,657,647
Investments, at value—affiliated(c)	228,715,333	188,433,905	81,262,289
Cash	10,415	9,717	1,427
Receivables:
Investments sold	4,996,571	12,288,549	209,448
Securities lending income—affiliated	54,974	39,802	16,200
Capital shares sold	—	9,024	20,840
Dividends—affiliated	34,963	20,618	19,918
Interest—unaffiliated	29,982,539	20,636,173	10,107,517
Total assets	3,245,274,098	2,557,870,829	920,295,286
LIABILITIES
Collateral on securities loaned, at value	203,022,372	178,208,535	73,802,443
Payables:
Investments purchased	—	30,532,554	1,936,194
Capital shares redeemed	—	228,133	—
Investment advisory fees	247,731	190,919	68,123
Total liabilities	203,270,103	209,160,141	75,806,760
Commitments and contingent liabilities
NET ASSETS	$3,042,003,995	$2,348,710,688	$844,488,526
NET ASSETS CONSIST OF
Paid-in capital	$3,033,383,030	$2,325,861,179	$843,633,063
Accumulated earnings	8,620,965	22,849,509	855,463
NET ASSETS	$3,042,003,995	$2,348,710,688	$844,488,526
NET ASSET VALUE
Shares outstanding	139,050,000	112,250,000	32,400,000
Net asset value	$21.88	$20.92	$26.06
Shares authorized	Unlimited	Unlimited	Unlimited
Par value	None	None	None
(a) Investments, at cost—unaffiliated	$2,972,577,347	$2,314,327,030	$831,310,635
(b) Securities loaned, at value	$196,799,237	$173,147,619	$71,422,684
(c) Investments, at cost—affiliated	$228,728,808	$188,426,235	$81,263,440
See notes to financial statements.
Statements of Assets and Liabilities
62

Statements of Operations (unaudited)
Six Months Ended April 30, 2026

	iShares iBonds Dec 2026 Term Corporate ETF	iShares iBonds Dec 2027 Term Corporate ETF	iShares iBonds Dec 2028 Term Corporate ETF	iShares iBonds Dec 2029 Term Corporate ETF
INVESTMENT INCOME
Dividends—affiliated	$2,047,434	$506,441	$247,679	$175,715
Interest—unaffiliated	74,215,077	78,672,087	82,015,967	81,621,404
Securities lending income—affiliated—net	286,447	200,322	323,095	239,012
Other income—unaffiliated	5,105	3,164	6,603	—
Total investment income	76,554,063	79,382,014	82,593,344	82,036,131
EXPENSES
Investment advisory	1,819,350	1,800,843	1,788,810	1,728,233
Total expenses	1,819,350	1,800,843	1,788,810	1,728,233
Less:
Investment advisory fees waived	(50,054)	(12,485)	(5,994)	(4,281)
Total expenses after fees waived	1,769,296	1,788,358	1,782,816	1,723,952
Net investment income	74,784,767	77,593,656	80,810,528	80,312,179
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated	599,115	1,305,948	694,159	871,581
Investments—affiliated	(32,354)	(19,290)	(24,353)	(25,548)
In-kind redemptions—unaffiliated(a)	874,275	1,794,125	2,046,109	1,883,230
	1,441,036	3,080,783	2,715,915	2,729,263
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated	(5,181,237)	(16,638,917)	(31,385,098)	(37,426,288)
Investments—affiliated	(10,528)	(9,950)	(15,311)	(20,388)
	(5,191,765)	(16,648,867)	(31,400,409)	(37,446,676)
Net realized and unrealized loss	(3,750,729)	(13,568,084)	(28,684,494)	(34,717,413)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$71,034,038	$64,025,572	$52,126,034	$45,594,766
(a) See Note 2 of the Notes to Financial Statements.
See notes to financial statements.
63
2026 iShares Semi-Annual Financial Statements and Additional Information

Statements of Operations (unaudited)(continued)
Six Months Ended April 30, 2026

	iShares iBonds Dec 2030 Term Corporate ETF	iShares iBonds Dec 2031 Term Corporate ETF	iShares iBonds Dec 2034 Term Corporate ETF
INVESTMENT INCOME
Dividends—affiliated	$194,454	$97,086	$60,397
Interest—unaffiliated	64,138,960	52,754,532	16,992,165
Securities lending income—affiliated—net	309,242	210,197	95,520
Other income—unaffiliated	4,694	5,829	—
Total investment income	64,647,350	53,067,644	17,148,082
EXPENSES
Investment advisory	1,371,403	1,078,845	336,204
Total expenses	1,371,403	1,078,845	336,204
Less:
Investment advisory fees waived	(4,775)	(2,391)	(1,471)
Total expenses after fees waived	1,366,628	1,076,454	334,733
Net investment income	63,280,722	51,991,190	16,813,349
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated	(431,652)	(700,604)	38,015
Investments—affiliated	16,836	(32,259)	(12,141)
In-kind redemptions—unaffiliated(a)	1,605,246	434,898	—
Payment by affiliate	—	3,771	—
	1,190,430	(294,194)	25,874
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated	(35,943,286)	(31,051,019)	(12,654,845)
Investments—affiliated	(43,955)	(9,802)	(5,683)
	(35,987,241)	(31,060,821)	(12,660,528)
Net realized and unrealized loss	(34,796,811)	(31,355,015)	(12,634,654)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$28,483,911	$20,636,175	$4,178,695
(a) See Note 2 of the Notes to Financial Statements.
See notes to financial statements.
Statements of Operations
64

Statements of Changes in Net Assets

	iShares iBonds Dec 2026 Term Corporate ETF		iShares iBonds Dec 2027 Term Corporate ETF
	Six Months Ended 04/30/26 (unaudited)	Year Ended 10/31/25	Six Months Ended 04/30/26 (unaudited)	Year Ended 10/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$74,784,767	$136,462,247	$77,593,656	$133,388,639
Net realized gain	1,441,036	2,192,698	3,080,783	2,869,728
Net change in unrealized appreciation (depreciation)	(5,191,765)	18,598,297	(16,648,867)	28,614,170
Net increase in net assets resulting from operations	71,034,038	157,253,242	64,025,572	164,872,537
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(74,747,201)(b)	(135,056,092)	(76,958,350)(b)	(130,703,361)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	151,053,285	533,234,862	393,096,807	754,514,547
NET ASSETS
Total increase in net assets	147,340,122	555,432,012	380,164,029	788,683,723
Beginning of period	3,482,539,615	2,927,107,603	3,407,302,556	2,618,618,833
End of period	$3,629,879,737	$3,482,539,615	$3,787,466,585	$3,407,302,556

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.
65
2026 iShares Semi-Annual Financial Statements and Additional Information

Statements of Changes in Net Assets(continued)

	iShares iBonds Dec 2028 Term Corporate ETF		iShares iBonds Dec 2029 Term Corporate ETF
	Six Months Ended 04/30/26 (unaudited)	Year Ended 10/31/25	Six Months Ended 04/30/26 (unaudited)	Year Ended 10/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$80,810,528	$129,802,134	$80,312,179	$121,851,143
Net realized gain	2,715,915	2,276,316	2,729,263	3,302,433
Net change in unrealized appreciation (depreciation)	(31,400,409)	41,999,775	(37,446,676)	49,175,808
Net increase in net assets resulting from operations	52,126,034	174,078,225	45,594,766	174,329,384
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(79,597,031)(b)	(125,757,760)	(78,314,335)(b)	(117,299,447)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	653,435,237	867,289,651	677,446,998	1,133,909,875
NET ASSETS
Total increase in net assets	625,964,240	915,610,116	644,727,429	1,190,939,812
Beginning of period	3,208,664,369	2,293,054,253	3,085,670,419	1,894,730,607
End of period	$3,834,628,609	$3,208,664,369	$3,730,397,848	$3,085,670,419

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.
Statements of Changes in Net Assets
66

Statements of Changes in Net Assets(continued)

	iShares iBonds Dec 2030 Term Corporate ETF		iShares iBonds Dec 2031 Term Corporate ETF
	Six Months Ended 04/30/26 (unaudited)	Year Ended 10/31/25	Six Months Ended 04/30/26 (unaudited)	Year Ended 10/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$63,280,722	$84,867,656	$51,991,190	$74,641,819
Net realized gain (loss)	1,190,430	(363,141)	(294,194)	1,789,867
Net change in unrealized appreciation (depreciation)	(35,987,241)	47,211,147	(31,060,821)	41,195,603
Net increase in net assets resulting from operations	28,483,911	131,715,662	20,636,175	117,627,289
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(60,314,833)(b)	(81,569,540)	(50,439,183)(b)	(71,649,824)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	774,113,788	854,030,537	418,711,248	770,850,372
NET ASSETS
Total increase in net assets	742,282,866	904,176,659	388,908,240	816,827,837
Beginning of period	2,299,721,129	1,395,544,470	1,959,802,448	1,142,974,611
End of period	$3,042,003,995	$2,299,721,129	$2,348,710,688	$1,959,802,448

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.
67
2026 iShares Semi-Annual Financial Statements and Additional Information

Statements of Changes in Net Assets(continued)

	iShares iBonds Dec 2034 Term Corporate ETF
	Six Months Ended 04/30/26 (unaudited)	Year Ended 10/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$16,813,349	$16,304,647
Net realized gain (loss)	25,874	(22,753)
Net change in unrealized appreciation (depreciation)	(12,660,528)	10,846,739
Net increase in net assets resulting from operations	4,178,695	27,128,633
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(15,312,102)(b)	(15,018,368)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	355,533,050	311,383,120
NET ASSETS
Total increase in net assets	344,399,643	323,493,385
Beginning of period	500,088,883	176,595,498
End of period	$844,488,526	$500,088,883

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.
Statements of Changes in Net Assets
68

Financial Highlights
(For a share outstanding throughout each period)

	iShares iBonds Dec 2026 Term Corporate ETF
	Six Months Ended 04/30/26 (unaudited)	Year Ended 10/31/25	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21
Net asset value, beginning of period	$24.28	$24.12	$23.26	$22.92	$26.22	$26.72
Net investment income(a)	0.49	1.02	0.99	0.79	0.55	0.57
Net realized and unrealized gain (loss)(b)	(0.02)	0.16	0.83	0.31	(3.32)	(0.49)
Net increase (decrease) from investment operations	0.47	1.18	1.82	1.10	(2.77)	0.08
Distributions from net investment income(c)	(0.50)(d)	(1.02)	(0.96)	(0.76)	(0.53)	(0.58)
Net asset value, end of period	$24.25	$24.28	$24.12	$23.26	$22.92	$26.22
Total Return(e)
Based on net asset value	1.96%(f)	4.99%	7.97%	4.82%	(10.69)%	0.29%
Ratios to Average Net Assets(g)
Total expenses	0.10%(h)	0.10%	0.10%	0.10%	0.10%	0.10%
Total expenses after fees waived	0.10%(h)	0.10%	0.10%	0.10%	0.10%	0.10%
Net investment income	4.11%(h)	4.23%	4.16%	3.39%	2.26%	2.14%
Supplemental Data
Net assets, end of period (000)	$3,629,880	$3,482,540	$2,927,108	$1,804,916	$1,236,459	$861,418
Portfolio turnover rate(i)	0%(j)	3%	9%	9%	5%	7%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions, if any.
(j) Rounds to less than 0.5%.
See notes to financial statements.
69
2026 iShares Semi-Annual Financial Statements and Additional Information

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares iBonds Dec 2027 Term Corporate ETF
	Six Months Ended 04/30/26 (unaudited)	Year Ended 10/31/25	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21
Net asset value, beginning of period	$24.32	$24.07	$22.96	$22.82	$26.68	$27.00
Net investment income(a)	0.52	1.06	1.05	0.91	0.67	0.59
Net realized and unrealized gain (loss)(b)	(0.09)	0.25	1.08	0.10	(3.92)	(0.30)
Net increase (decrease) from investment operations	0.43	1.31	2.13	1.01	(3.25)	0.29
Distributions from net investment income(c)	(0.52)(d)	(1.06)	(1.02)	(0.87)	(0.61)	(0.61)
Net asset value, end of period	$24.23	$24.32	$24.07	$22.96	$22.82	$26.68
Total Return(e)
Based on net asset value	1.80%(f)	5.58%	9.40%	4.45%	(12.31)%	1.01%
Ratios to Average Net Assets(g)
Total expenses	0.10%(h)	0.10%	0.10%	0.10%	0.10%	0.10%
Total expenses after fees waived	0.10%(h)	0.10%	0.10%	0.10%	0.10%	0.10%
Net investment income	4.31%(h)	4.41%	4.41%	3.88%	2.73%	2.18%
Supplemental Data
Net assets, end of period (000)	$3,787,467	$3,407,303	$2,618,619	$1,505,179	$881,858	$522,869
Portfolio turnover rate(i)	2%	6%	12%	5%	10%	4%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights
70

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares iBonds Dec 2028 Term Corporate ETF
	Six Months Ended 04/30/26 (unaudited)	Year Ended 10/31/25	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21
Net asset value, beginning of period	$25.50	$25.09	$23.79	$23.64	$28.52	$28.91
Net investment income(a)	0.57	1.18	1.18	1.04	0.79	0.71
Net realized and unrealized gain (loss)(b)	(0.20)	0.39	1.27	0.09	(4.94)	(0.38)
Net increase (decrease) from investment operations	0.37	1.57	2.45	1.13	(4.15)	0.33
Distributions from net investment income(c)	(0.57)(d)	(1.16)	(1.15)	(0.98)	(0.73)	(0.72)
Net asset value, end of period	$25.30	$25.50	$25.09	$23.79	$23.64	$28.52
Total Return(e)
Based on net asset value	1.51%(f)	6.40%	10.43%	4.79%	(14.77)%	1.09%
Ratios to Average Net Assets(g)
Total expenses	0.10%(h)	0.10%	0.10%	0.10%	0.10%	0.10%
Total expenses after fees waived	0.10%(h)	0.10%	0.10%	0.10%	0.10%	0.10%
Net investment income	4.52%(h)	4.69%	4.75%	4.27%	3.08%	2.45%
Supplemental Data
Net assets, end of period (000)	$3,834,629	$3,208,664	$2,293,054	$1,157,625	$553,093	$305,120
Portfolio turnover rate(i)	4%	7%	3%	18%	8%	10%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
71
2026 iShares Semi-Annual Financial Statements and Additional Information

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares iBonds Dec 2029 Term Corporate ETF
	Six Months Ended 04/30/26 (unaudited)	Year Ended 10/31/25	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21
Net asset value, beginning of period	$23.46	$22.99	$21.58	$21.59	$26.48	$26.88
Net investment income(a)	0.54	1.11	1.12	0.99	0.75	0.61
Net realized and unrealized gain (loss)(b)	(0.22)	0.46	1.35	(0.06)	(4.98)	(0.40)
Net increase (decrease) from investment operations	0.32	1.57	2.47	0.93	(4.23)	0.21
Distributions from net investment income(c)	(0.54)(d)	(1.10)	(1.06)	(0.94)	(0.66)	(0.61)
Net asset value, end of period	$23.24	$23.46	$22.99	$21.58	$21.59	$26.48
Total Return(e)
Based on net asset value	1.39%(f)	6.96%	11.67%	4.23%	(16.19)%	0.78%
Ratios to Average Net Assets(g)
Total expenses	0.10%(h)	0.10%	0.10%	0.10%	0.10%	0.10%
Total expenses after fees waived	0.10%(h)	0.10%	0.10%	0.10%	0.10%	0.10%
Net investment income	4.65%(h)	4.82%	4.88%	4.45%	3.20%	2.28%
Supplemental Data
Net assets, end of period (000)	$3,730,398	$3,085,670	$1,894,731	$716,324	$282,836	$141,681
Portfolio turnover rate(i)	6%	4%	21%	6%	12%	4%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights
72

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares iBonds Dec 2030 Term Corporate ETF
	Six Months Ended 04/30/26 (unaudited)	Year Ended 10/31/25	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21
Net asset value, beginning of period	$22.12	$21.57	$19.97	$20.13	$25.16	$25.56
Net investment income(a)	0.50	1.03	1.03	0.90	0.62	0.51
Net realized and unrealized gain (loss)(b)	(0.24)	0.53	1.56	(0.24)	(5.08)	(0.42)
Net increase (decrease) from investment operations	0.26	1.56	2.59	0.66	(4.46)	0.09
Distributions from net investment income(c)	(0.50)(d)	(1.01)	(0.99)	(0.82)	(0.57)	(0.49)
Net asset value, end of period	$21.88	$22.12	$21.57	$19.97	$20.13	$25.16
Total Return(e)
Based on net asset value	1.14%(f)	7.46%	13.17%	3.17%	(17.98)%	0.36%
Ratios to Average Net Assets(g)
Total expenses	0.10%(h)	0.10%	0.10%	0.10%	0.10%	0.10%
Total expenses after fees waived	0.10%(h)	0.10%	0.10%	0.10%	0.10%	0.10%
Net investment income	4.61%(h)	4.76%	4.82%	4.29%	2.74%	2.01%
Supplemental Data
Net assets, end of period (000)	$3,042,004	$2,299,721	$1,395,544	$494,208	$185,187	$139,655
Portfolio turnover rate(i)	2%	8%	4%	9%	7%	4%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
73
2026 iShares Semi-Annual Financial Statements and Additional Information

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares iBonds Dec 2031 Term Corporate ETF
	Six Months Ended 04/30/26 (unaudited)	Year Ended 10/31/25	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Period From 06/22/21(a) to 10/31/21
Net asset value, beginning of period	$21.20	$20.63	$18.91	$19.30	$24.89	$25.00
Net investment income(b)	0.50	1.03	1.05	0.98	0.79	0.20
Net realized and unrealized gain (loss)(c)	(0.28)	0.55	1.68	(0.45)	(5.75)	(0.17)
Net increase (decrease) from investment operations	0.22	1.58	2.73	0.53	(4.96)	0.03
Distributions from net investment income(d)	(0.50)(e)	(1.01)	(1.01)	(0.92)	(0.63)	(0.14)
Net asset value, end of period	$20.92	$21.20	$20.63	$18.91	$19.30	$24.89
Total Return(f)
Based on net asset value	1.05%(g)(h)	7.90%	14.65%	2.58%	(20.24)%	0.16%(g)
Ratios to Average Net Assets(i)
Total expenses	0.10%(j)	0.10%	0.10%	0.10%	0.10%	0.10%(j)
Total expenses after fees waived	0.10%(j)	0.10%	0.10%	0.10%	0.10%	0.10%(j)
Net investment income	4.82%(j)	4.98%	5.12%	4.92%	3.72%	2.21%(j)
Supplemental Data
Net assets, end of period (000)	$2,348,711	$1,959,802	$1,142,975	$475,572	$103,263	$16,181
Portfolio turnover rate(k)	10%	4%	16%	4%	5%	15%
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f) Where applicable, assumes the reinvestment of distributions.
(g) Not annualized.
(h) Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(i) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(j) Annualized.
(k) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights
74

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares iBonds Dec 2034 Term Corporate ETF
	Six Months Ended 04/30/26 (unaudited)	Year Ended 10/31/25	Period From 05/22/24 to 10/31/24(a)
Net asset value, beginning of period	$26.46	$25.78	$25.00
Net investment income(b)	0.65	1.32	0.59
Net realized and unrealized gain (loss)(c)	(0.43)	0.64	0.51
Net increase from investment operations	0.22	1.96	1.10
Distributions from net investment income(d)	(0.62)(e)	(1.28)	(0.32)
Net asset value, end of period	$26.06	$26.46	$25.78
Total Return(f)
Based on net asset value	0.86%(g)	7.85%	4.40%(g)
Ratios to Average Net Assets(h)
Total expenses	0.10%(i)	0.10%	0.10%(i)
Total expenses after fees waived	0.10%(i)	0.10%	0.10%(i)
Net investment income	5.00%(i)	5.12%	5.09%(i)
Supplemental Data
Net assets, end of period (000)	$844,489	$500,089	$176,595
Portfolio turnover rate(j)	1%	1%	0%(k)
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f) Where applicable, assumes the reinvestment of distributions.
(g) Not annualized.
(h) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i) Annualized.
(j) Portfolio turnover rate excludes in-kind transactions, if any.
(k) Rounds to less than 0.5%.
See notes to financial statements.
75
2026 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited)
1. ORGANIZATION
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
iShares ETF	Diversification Classification
iBonds Dec 2026 Term Corporate	Diversified
iBonds Dec 2027 Term Corporate	Diversified
iBonds Dec 2028 Term Corporate	Diversified
iBonds Dec 2029 Term Corporate	Diversified
iBonds Dec 2030 Term Corporate	Diversified
iBonds Dec 2031 Term Corporate	Diversified
iBonds Dec 2034 Term Corporate	Non-diversified
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Cash: The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
Segment Reporting: The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within each Fund’s financial statements.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment  Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date.  U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds' investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Notes to Financial Statements
76

Notes to Financial Statements (unaudited) (continued)
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
• Fixed-income investments and certain derivative instruments for which market quotations are readily available are generally valued using the last available bid price (including evaluated prices) provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots of securities in certain asset classes may trade at lower prices than institutional round lots, and the value ultimately realized when the securities are sold could differ from the prices used by a fund. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless BFA determines such method does not represent fair value.
• Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).  The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair  Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
• Level  2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions.  The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. Government.  The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities.  The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day.  During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments.  The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
77
2026 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
iBonds Dec 2026 Term Corporate
Barclays Bank PLC	$20,569,079	$(20,569,079)	$—	$—
BMO Capital Markets Corp.	85,096	(85,096)	—	—
BNP Paribas SA	7,340,676	(7,340,676)	—	—
Goldman Sachs & Co. LLC	6,182,104	(6,182,104)	—	—
J.P. Morgan Securities LLC	44,273,652	(44,273,652)	—	—
Mitsubishi UFJ Securities Holdings Co., Ltd.	98,533	(98,533)	—	—
Morgan Stanley	2,952,915	(2,952,915)	—	—
National Bank Financial Inc.	10,242,769	(10,242,769)	—	—
Pershing LLC	67,854,455	(67,854,455)	—	—
RBC Capital Markets LLC	752,722	(752,722)	—	—
Scotia Capital (USA), Inc.	758,793	(758,793)	—	—
Wells Fargo Securities LLC	600,098	(600,098)	—	—
	$161,710,892	$(161,710,892)	$—	$—
iBonds Dec 2027 Term Corporate
Barclays Bank PLC	$18,421,224	$(18,421,224)	$—	$—
BMO Capital Markets Corp.	247,086	(247,086)	—	—
BNP Paribas SA	5,019,490	(5,019,490)	—	—
BofA Securities, Inc.	3,611,324	(3,611,324)	—	—
Goldman Sachs & Co. LLC	12,081,323	(12,081,323)	—	—
J.P. Morgan Securities LLC	63,798,366	(63,798,366)	—	—
Mitsubishi UFJ Securities Holdings Co., Ltd.	1,017,324	(1,017,324)	—	—
Morgan Stanley	786,085	(786,085)	—	—
National Bank Financial Inc.	10,188,982	(10,188,982)	—	—
Nomura Securities International, Inc.	156,618	(156,618)	—	—
Pershing LLC	29,837,422	(29,837,422)	—	—
RBC Capital Markets LLC	4,310,529	(4,310,529)	—	—
Scotia Capital (USA), Inc.	3,003,306	(3,003,306)	—	—
TD Securities (USA) LLC	1,478,302	(1,478,302)	—	—
UBS Securities LLC	357,472	(357,472)	—	—
Wells Fargo Securities LLC	4,700,916	(4,700,916)	—	—
	$159,015,769	$(159,015,769)	$—	$—
iBonds Dec 2028 Term Corporate
Barclays Capital, Inc.	$1,369,125	$(1,369,125)	$—	$—
BMO Capital Markets Corp.	60,558	(60,558)	—	—
BNP Paribas SA	9,337,758	(9,337,758)	—	—
BofA Securities, Inc.	3,332,007	(3,332,007)	—	—
Citadel Clearing LLC	1,696,777	(1,696,777)	—	—
Citigroup Global Markets, Inc.	189,124	(189,124)	—	—
Goldman Sachs & Co. LLC	11,243,269	(11,243,269)	—	—
HSBC Securities (USA), Inc.	1,457,891	(1,457,891)	—	—
J.P. Morgan Securities LLC	57,892,039	(57,568,329)	—	323,710(b)
Mitsubishi UFJ Securities Holdings Co., Ltd.	1,987,865	(1,987,865)	—	—
Morgan Stanley	5,841,420	(5,841,420)	—	—
National Bank Financial Inc.	10,655,324	(10,655,324)	—	—
Pershing LLC	10,846,588	(10,846,588)	—	—
RBC Capital Markets LLC	1,950,227	(1,950,227)	—	—
UBS Securities LLC	43,433	(43,433)	—	—
Wells Fargo Securities LLC	3,908,835	(3,908,835)	—	—
	$121,812,240	$(121,488,530)	$—	$323,710
Notes to Financial Statements
78

Notes to Financial Statements (unaudited) (continued)
iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
iBonds Dec 2029 Term Corporate
Barclays Bank PLC	$50,240,848	$(50,240,848)	$—	$—
Barclays Capital, Inc.	7,007,781	(7,007,781)	—	—
BMO Capital Markets Corp.	2,064,759	(2,064,759)	—	—
BNP Paribas SA	7,950,954	(7,950,954)	—	—
BofA Securities, Inc.	5,079,692	(5,079,692)	—	—
Citigroup Global Markets, Inc.	1,277,952	(1,277,952)	—	—
Goldman Sachs & Co. LLC	4,316,493	(4,316,493)	—	—
J.P. Morgan Securities LLC	65,993,535	(65,993,535)	—	—
Jefferies LLC	981	(981)	—	—
Morgan Stanley	3,032,173	(3,032,173)	—	—
National Bank Financial Inc.	2,516,063	(2,516,063)	—	—
Pershing LLC	14,095,438	(14,095,438)	—	—
RBC Capital Markets LLC	5,601,544	(5,601,544)	—	—
Scotia Capital (USA), Inc.	912,881	(912,881)	—	—
Scotia Capital Inc	280,703	(280,703)	—	—
UBS Securities LLC	27,174	(27,174)	—	—
Wells Fargo Securities LLC	1,987,241	(1,987,241)	—	—
	$172,386,212	$(172,386,212)	$—	$—
iBonds Dec 2030 Term Corporate
Barclays Bank PLC	$51,450,858	$(51,450,858)	$—	$—
Barclays Capital, Inc.	3,428,472	(3,428,472)	—	—
BMO Capital Markets Corp.	728,983	(728,983)	—	—
BNP Paribas SA	6,864,754	(6,864,754)	—	—
BofA Securities, Inc.	8,509,431	(8,509,431)	—	—
Citigroup Global Markets, Inc.	6,411,697	(6,411,697)	—	—
J.P. Morgan Securities LLC	60,903,912	(60,903,912)	—	—
Mitsubishi UFJ Securities Holdings Co., Ltd.	2,258,936	(2,258,936)	—	—
Morgan Stanley	9,121,922	(9,121,922)	—	—
National Bank Financial Inc.	9,058,472	(9,058,472)	—	—
Nomura Securities International, Inc.	213,967	(213,967)	—	—
Pershing LLC	14,086,602	(14,086,602)	—	—
RBC Capital Markets LLC	12,019,038	(12,019,038)	—	—
Scotia Capital (USA), Inc.	1,522,842	(1,522,842)	—	—
State Street Bank & Trust Co.	564,149	(564,149)	—	—
Toronto-Dominion Bank	787,164	(787,164)	—	—
Wells Fargo Securities LLC	8,868,038	(8,868,038)	—	—
	$196,799,237	$(196,799,237)	$—	$—
iBonds Dec 2031 Term Corporate
Barclays Bank PLC	$76,342,295	$(76,342,295)	$—	$—
Barclays Capital, Inc.	516,046	(516,046)	—	—
BMO Capital Markets Corp.	167,691	(167,691)	—	—
BNP Paribas SA	7,283,146	(7,283,146)	—	—
BofA Securities, Inc.	5,731,144	(5,731,144)	—	—
Citigroup Global Markets, Inc.	2,862,641	(2,862,641)	—	—
J.P. Morgan Securities LLC	50,885,776	(50,885,776)	—	—
Mitsubishi UFJ Securities Holdings Co., Ltd.	1,866,724	(1,866,724)	—	—
Morgan Stanley	2,649,691	(2,649,691)	—	—
National Bank Financial Inc.	7,163,571	(7,163,571)	—	—
RBC Capital Markets LLC	6,950,466	(6,950,466)	—	—
Scotia Capital (USA), Inc.	1,302,706	(1,302,706)	—	—
TD Securities (USA) LLC	1,222,995	(1,222,995)	—	—
Wells Fargo Bank N.A.	349,816	(349,816)	—	—
Wells Fargo Securities LLC	7,852,911	(7,852,911)	—	—
	$173,147,619	$(173,147,619)	$—	$—
79
2026 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
iBonds Dec 2034 Term Corporate
BMO Capital Markets	$57,137	$(57,137)	$—	$—
BNP Paribas SA	13,112,803	(13,112,803)	—	—
BofA Securities, Inc.	3,588,771	(3,588,771)	—	—
HSBC Securities (USA) Inc	469,852	(469,852)	—	—
J.P. Morgan Securities LLC	18,135,170	(18,135,170)	—	—
Mitsubishi UFJ Securities Holdings Co., Ltd.	905,070	(905,070)	—	—
Morgan Stanley	1,947	(1,947)	—	—
National Bank Financial Inc.	7,283,007	(7,283,007)	—	—
Pershing LLC	1,530,870	(1,530,870)	—	—
RBC Capital Markets LLC	11,945,943	(11,945,943)	—	—
Scotia Capital (USA) Inc	4,616,126	(4,616,126)	—	—
State Street Bank & Trust Co.	14,027	(14,027)	—	—
TD Securities (USA) LLC – Cowen	4,915,391	(4,915,391)	—	—
UBS AG	1,529,270	(1,529,270)	—	—
Wells Fargo Bank, National Association	195,676	(195,676)	—	—
Wells Fargo Securities LLC	3,121,624	(3,121,624)	—	—
	$71,422,684	$(71,422,684)	$—	$—

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s
Statements of Assets and Liabilities.

(b)
The market value of the loaned securities is determined as of April 30, 2026. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.'s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets.  BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee of 0.10%, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund.
Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses, if any, is a fund’s total annual operating expenses. Total expenses as shown in the Statements of Operations does not include acquired fund fees and expenses.
BFA has contractually agreed to waive a portion of its investment advisory fee for each Fund through the termination date of such Fund, in an amount equal to acquired fund fees and expenses, if any, attributable to each Fund’s investments in other funds advised by BFA or its affiliates.
These amounts are included in investment advisory fees waived in the Statements of Operations. For the six months ended April 30, 2026, the amounts waived in investment advisory fees pursuant to these arrangements were as follows:
iShares ETF	Amounts Waived
iBonds Dec 2026 Term Corporate	$50,054
iBonds Dec 2027 Term Corporate	12,485
iBonds Dec 2028 Term Corporate	5,994
iBonds Dec 2029 Term Corporate	4,281
iBonds Dec 2030 Term Corporate	4,775
iBonds Dec 2031 Term Corporate	2,391
iBonds Dec 2034 Term Corporate	1,471
Distributor: BlackRock Investments, LLC ("BRIL"), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
Notes to Financial Statements
80

Notes to Financial Statements (unaudited) (continued)
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Securities Lending: The U.S. Securities and Exchange Commission ("SEC") has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. ("BTC"), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions.  As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares ETF Complex in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended April 30, 2026, the Funds paid BTC the following amounts for securities lending agent services:
iShares ETF	Amounts
iBonds Dec 2026 Term Corporate	$98,117
iBonds Dec 2027 Term Corporate	69,141
iBonds Dec 2028 Term Corporate	94,326
iBonds Dec 2029 Term Corporate	80,253
iBonds Dec 2030 Term Corporate	102,668
iBonds Dec 2031 Term Corporate	73,228
iBonds Dec 2034 Term Corporate	32,963
Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.
During the six months ended April 30, 2026, iShares iBonds Dec 2031 Term Corporate ETF received a reimbursement of $3,771 from an affiliate, which is included in payment by affiliate in the Statements of Operations, related to an operating event.
Other Transactions: Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate.  The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
81
2026 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
6. PURCHASES AND SALES
For the six months ended April 30, 2026, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
iShares ETF	Purchases	Sales
iBonds Dec 2026 Term Corporate	$6,731,148	$1,290,829,775
iBonds Dec 2027 Term Corporate	85,496,443	113,552,328
iBonds Dec 2028 Term Corporate	158,991,091	145,390,606
iBonds Dec 2029 Term Corporate	318,569,227	211,250,183
iBonds Dec 2030 Term Corporate	72,239,185	67,388,847
iBonds Dec 2031 Term Corporate	379,280,745	212,829,980
iBonds Dec 2034 Term Corporate	6,892,969	5,257,681
For the six months ended April 30, 2026, in-kind transactions were as follows:
iShares ETF	In-kind Purchases	In-kind Sales
iBonds Dec 2026 Term Corporate	$350,810,903	$203,280,796
iBonds Dec 2027 Term Corporate	503,523,229	118,304,180
iBonds Dec 2028 Term Corporate	683,105,164	73,685,525
iBonds Dec 2029 Term Corporate	609,786,057	66,237,772
iBonds Dec 2030 Term Corporate	766,345,695	45,312,300
iBonds Dec 2031 Term Corporate	258,008,326	9,113,446
iBonds Dec 2034 Term Corporate	349,196,925	—
7. INCOME TAX INFORMATION
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes.  It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of April 30, 2026, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
As of October 31, 2025, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:
iShares ETF	Non-Expiring Capital Loss Carryforwards(a)
iBonds Dec 2026 Term Corporate	$(27,666,077)
iBonds Dec 2027 Term Corporate	(27,577,837)
iBonds Dec 2028 Term Corporate	(22,082,648)
iBonds Dec 2029 Term Corporate	(20,038,105)
iBonds Dec 2030 Term Corporate	(13,201,661)
iBonds Dec 2031 Term Corporate	(8,298,420)
iBonds Dec 2034 Term Corporate	(11,623)

(a)	Amounts available to offset future realized capital gains.
Notes to Financial Statements
82

Notes to Financial Statements (unaudited) (continued)
As of April 30, 2026, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
iBonds Dec 2026 Term Corporate	$3,765,666,090	$1,824,951	$(3,447,691)	$(1,622,740)
iBonds Dec 2027 Term Corporate	3,923,193,135	9,012,147	(3,821,449)	5,190,698
iBonds Dec 2028 Term Corporate	3,898,646,719	18,956,901	(4,110,156)	14,846,745
iBonds Dec 2029 Term Corporate	3,836,969,755	26,198,079	(3,756,387)	22,441,692
iBonds Dec 2030 Term Corporate	3,201,456,512	15,149,308	(6,411,184)	8,738,124
iBonds Dec 2031 Term Corporate	2,502,827,155	27,777,674	(5,737,883)	22,039,791
iBonds Dec 2034 Term Corporate	912,607,080	1,352,899	(4,040,043)	(2,687,144)
8. PRINCIPAL RISKS
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations.  Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Funds are not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors.  When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio.  Investment percentages in specific sectors are presented in the  Schedule of Investments.
Certain Funds invest a significant portion of their assets in high yield securities. High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”) or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.
83
2026 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates during a period of historically low interest rates. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Funds’ performance.
Certain Funds invest a significant portion of their assets within the financials sector. Performance of companies in the financials sector may be adversely impacted by many factors, including, among others, changes in government regulations, economic conditions, and interest rates, credit rating downgrades, adverse public perception, exposure concentration and decreased liquidity in credit markets. The impact of changes in capital requirements and recent or future regulation on any individual financial company, or on the financials sector as a whole, cannot be predicted, but may negatively impact the Funds.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
9. CAPITAL SHARE TRANSACTIONS
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
	Six Months Ended 04/30/26		Year Ended 10/31/25
iShares ETF	Shares	Amount	Shares	Amount
iBonds Dec 2026 Term Corporate
Shares sold	14,950,000	$361,819,770	30,650,000	$739,661,249
Shares redeemed	(8,700,000)	(210,766,485)	(8,550,000)	(206,426,387)
	6,250,000	$151,053,285	22,100,000	$533,234,862
iBonds Dec 2027 Term Corporate
Shares sold	21,200,000	$514,435,693	39,600,000	$954,330,379
Shares redeemed	(5,000,000)	(121,338,886)	(8,300,000)	(199,815,832)
	16,200,000	$393,096,807	31,300,000	$754,514,547
iBonds Dec 2028 Term Corporate
Shares sold	28,650,000	$728,359,228	39,100,000	$984,049,674
Shares redeemed	(2,950,000)	(74,923,991)	(4,650,000)	(116,760,023)
	25,700,000	$653,435,237	34,450,000	$867,289,651
iBonds Dec 2029 Term Corporate
Shares sold	31,850,000	$744,858,720	53,150,000	$1,225,748,640
Shares redeemed	(2,900,000)	(67,411,722)	(4,000,000)	(91,838,765)
	28,950,000	$677,446,998	49,150,000	$1,133,909,875
iBonds Dec 2030 Term Corporate
Shares sold	37,200,000	$820,242,333	44,450,000	$966,352,689
Shares redeemed	(2,100,000)	(46,128,545)	(5,200,000)	(112,322,152)
	35,100,000	$774,113,788	39,250,000	$854,030,537
iBonds Dec 2031 Term Corporate
Shares sold	20,250,000	$428,127,116	38,500,000	$801,198,356
Shares redeemed	(450,000)	(9,415,868)	(1,450,000)	(30,347,984)
	19,800,000	$418,711,248	37,050,000	$770,850,372
iBonds Dec 2034 Term Corporate
Shares sold	13,500,000	$355,533,050	12,050,000	$311,383,120
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash.  Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars.  Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash.  Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
Notes to Financial Statements
84

Notes to Financial Statements (unaudited) (continued)
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, each Funds’ custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
10. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
85
2026 iShares Semi-Annual Financial Statements and Additional Information

Additional Information
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
 • Go to icsdelivery.com.
 • If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com.
Additional Information
86

Glossary of Terms Used in these Financial Statements

Portfolio Abbreviation
REIT	Real Estate Investment Trust
87
2026 iShares Semi-Annual Financial Statements and Additional Information

Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Bloomberg Index Services Limited, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

April 30, 2026

2026 Semi-Annual Financial Statements and Additional Information (Unaudited)

iShares Trust
• iShares iBonds Dec 2030 Term Muni Bond ETF | IBMS | Cboe BZX Exchange

2

Schedule of Investments (unaudited)
April 30, 2026
iShares® iBonds® Dec 2030 Term Muni Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Debt Obligations
Alabama — 1.2%
Alabama Federal Aid Highway Finance Authority, RB, 5.00%, 09/01/30	$135	$148,166
Alabama Highway Authority, RB, 5.00%, 09/01/30 (AG)	260	285,011
Alabama Highway Finance Corp., RB, 5.00%, 08/01/33	215	233,324
Alabama Public School & College Authority, RB
5.00%, 11/01/30	85	93,398
5.00%, 11/01/31	285	312,021
Series A, 5.00%, 11/01/32	1,110	1,211,207
Series A, 5.00%, 11/01/34	80	86,738
Auburn University, RB, 5.00%, 06/01/30	35	38,167
City of Birmingham Regional Water Works, RB, 5.00%, 01/01/30	185	191,709
City of Huntsville Alabama, GOL, 5.00%, 12/01/30	25	27,528
State of Alabama, GO, 5.00%, 11/01/30	30	33,071
University of Alabama (The), RB
5.00%, 07/01/30	145	158,516
5.00%, 07/01/30	245	262,334
University of Alabama at Birmingham, RB, 5.00%, 10/01/30	200	219,111
Water Works Board of the City of Birmingham (The), RB, 5.00%, 01/01/30	65	69,979
		3,370,280
Alaska — 0.5%
Borough of Matanuska-Susitna Alaska, GO, 5.00%, 11/01/30	120	131,690
Borough of North Slope AK, GO, 5.00%, 06/30/30	75	81,767
Municipality of Anchorage AK, GO, 5.00%, 04/01/32	220	237,788
Municipality of Anchorage Alaska, GO
5.00%, 04/01/30	150	162,923
5.00%, 09/01/30	50	54,681
5.00%, 09/01/30	85	89,556
5.00%, 04/01/34	250	268,573
State of Alaska, GO
5.00%, 08/01/30	345	377,812
5.00%, 08/01/32	115	124,968
		1,529,758
Arizona — 1.8%
Arizona Board of Regents, RB
5.00%, 07/01/30	360	393,408
5.00%, 07/01/33	175	188,621
Arizona State University, RB, 5.00%, 07/01/30	50	53,538
City of Chandler AZ Excise Tax Revenue, RB, 5.00%, 07/01/30	140	153,450
City of Mesa Arizona, GO, 5.00%, 07/01/30	300	327,580
City of Phoenix Civic Improvement Corp., RB
5.00%, 07/01/30	865	947,386
5.00%, 07/01/30	105	110,464
5.00%, 07/01/31	75	82,003
5.00%, 07/01/32	30	32,708
5.00%, 07/01/33	180	195,694
5.00%, 07/01/34	275	298,210
County of Pima AZ Sewer System Revenue, RB, 5.00%, 07/01/30	100	109,317
County of Pima AZ, COP, 5.00%, 12/01/30	30	32,816
County of Pima Sewer System Revenue, COP, 5.00%, 07/01/30	400	437,269
County of Pima Sewer System Revenue, RB, 5.00%, 07/01/30	95	101,748
Security	Par (000)	Value
Arizona (continued)
Maricopa County Unified School District No. 48 Scottsdale, GO
4.00%, 07/01/32	$85	$88,600
4.00%, 07/01/33	75	77,684
Maricopa County Unified School District No. 80 Chandler, GO
4.00%, 07/01/33	60	62,513
5.00%, 07/01/30	70	76,638
Maricopa County Union High School District No. 210-Phoenix, GO, 5.00%, 07/01/30	410	449,220
Salt River Project Agricultural Improvement & Power District, RB
5.00%, 01/01/30	425	441,871
5.00%, 01/01/32	170	183,710
5.00%, 01/01/33	110	118,567
5.00%, 01/01/34	195	209,654
Scottsdale Municipal Property Corp., RB, 5.00%, 07/01/30	40	43,777
		5,216,446
Arkansas — 0.1%
City of Little Rock Arkansas, GOL, 4.00%, 02/01/30	120	122,378
University of Arkansas, RB
5.00%, 11/01/30	255	279,626
5.00%, 12/01/30	20	21,932
		423,936
California — 11.6%
Alameda Corridor Transportation Authority, RB, 0.00%, 10/01/30 (NPFGC)(a)	80	70,318
Alhambra Unified School District, GO, 0.00%, 08/01/30 (AG)(a)	20	17,737
Anaheim Public Financing Authority, RB, 5.00%, 09/01/30 (BAM)	250	269,771
Beverly Hills Unified School District California , GO, 0.00%, 08/01/30(a)	760	679,109
California Infrastructure & Economic Development Bank, RB, 5.00%, 07/01/30	515	558,702
California School Finance Authority, RB
4.00%, 07/01/31	75	78,612
4.00%, 07/01/34	30	31,135
California State Public Works Board, RB
3.00%, 05/01/30	245	245,084
5.00%, 02/01/30	350	380,227
5.00%, 05/01/30	55	60,027
5.00%, 08/01/30	75	82,203
5.00%, 11/01/30	150	165,094
5.00%, 12/01/30	210	231,439
5.00%, 03/01/31	235	255,081
City & County of San Francisco California , GO
2.00%, 06/15/30	285	269,015
4.00%, 06/15/30	45	47,305
City of Fairfield CA, COP, 0.00%, 04/01/30 (AG)(a)	230	204,990
City of Los Angeles Department of Airports, RB
5.00%, 05/15/30	100	110,372
5.00%, 05/15/33	120	131,503
City of Palo Alto California, COP, 3.00%, 11/01/32	75	74,746
Clovis Unified School District, GO, 0.00%, 08/01/30 (NPFGC)(a)	100	88,983
Coast Community College District, GO, 0.00%, 08/01/30 (AGM)(a)	135	120,328
County of Sacramento, CA COP, 5.00%, 10/01/30	115	121,745
3
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® iBonds® Dec 2030 Term Muni Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
California (continued)
East Side Union High School District, GO, 5.00%, 08/01/30	$100	$110,832
Eastern Municipal Water District Financing Authority, RB, 5.00%, 07/01/33	35	38,588
Escondido Union High School District, GO, 0.00%, 08/01/30 (AGC)(a)	80	71,216
Fontana Unified School District, GO, 0.00%, 08/01/30(a)	75	66,263
Foothill-De Anza Community College District, GO, 0.00%, 08/01/30 (NPFGC)(a)	110	98,375
Gilroy Unified School District, GO, 0.00%, 08/01/30 (AG)(a)	70	62,131
Glendale Community College District, GO, 0.00%, 08/01/33(a)	90	70,476
Glendale Unified School District California , GO, 4.00%, 09/01/30	25	25,865
Grossmont Union High School District, GO, 0.00%, 08/01/30(a)	300	267,508
Grossmont-Cuyamaca Community College District, GO, 0.00%, 08/01/30 (AGC)(a)	15	13,325
Jefferson Union High School District, GO, 5.00%, 08/01/30	150	166,248
Los Angeles Community College District California , GO, 5.00%, 08/01/30	70	77,582
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue, RB
Series A, 5.00%, 06/01/32	85	93,106
Series A, 5.00%, 06/01/33	165	180,300
Los Angeles Department of Water & Power Water System Revenue, RB
5.00%, 01/01/30	645	685,764
5.00%, 07/01/30	355	383,572
5.00%, 07/01/30	35	36,138
5.00%, 07/01/30	275	286,544
5.00%, 07/01/32	180	193,461
5.00%, 07/01/33	95	101,778
Series B, 4.00%, 07/01/30	170	176,723
Los Angeles Department of Water & Power, RB
5.00%, 07/01/30	1,080	1,166,921
5.00%, 07/01/30	865	910,738
5.00%, 07/01/30	550	589,231
Series D, 5.00%, 07/01/30	100	104,198
Los Angeles Unified School District California , GO
5.00%, 07/01/30	320	351,953
5.00%, 07/01/30	175	188,718
5.00%, 07/01/32	215	234,684
Series B-1, 5.00%, 07/01/30	175	182,347
Series C, 4.00%, 07/01/33	165	173,143
Los Angeles Unified School District/CA, GO
5.00%, 07/01/30	230	252,822
5.00%, 07/01/32	125	136,444
Manhattan Beach Unified School District, GO, 0.00%, 09/01/30(a)	715	637,535
Mount San Jacinto Community College District, GO, 3.00%, 08/01/30	75	75,260
Mountain View Los Altos Union High School District California , GO, 3.00%, 08/01/31	240	243,860
Municipal Improvement Corp. of Los Angeles, RB
5.00%, 05/01/30	275	301,080
5.00%, 11/01/30	615	679,250
New Haven Unified School District, GO, 0.00%, 08/01/30 (AGC)(a)	160	141,243
Security	Par (000)	Value
California (continued)
Newport Mesa Unified School District, GO
0.00%, 08/01/30(a)	$315	$281,473
0.00%, 08/01/30 (NPFGC)(a)	325	288,830
Northern California Transmission Agency, RB, 5.00%, 05/01/30	500	548,222
Palo Alto Unified School District, GO
0.00%, 08/01/30(a)	395	355,634
3.00%, 08/01/33	100	101,183
3.00%, 08/01/34	100	100,585
Poway Unified School District, GO, 0.00%, 08/01/30(a)	240	213,897
Rancho Santiago Community College District, GO, 0.00%, 09/01/30 (AGM)(a)	820	723,697
Rancho Water District Financing Authority, RB, 5.00%, 08/01/34	70	76,291
Riverside County Public Financing Authority, 5.00%, 10/01/30 (BAM)	160	177,166
Riverside Unified School District Financing Authority, 5.00%, 09/01/30	100	111,262
Sacramento Municipal Utility District, RB, 5.00%, 08/15/30	145	161,139
San Diego Unified School District California , GO
0.00%, 07/01/30(a)	260	231,634
5.00%, 07/01/30	150	166,044
Series C, 0.00%, 07/01/30(a)	105	93,737
San Francisco Bay Area Rapid Transit District, GO
4.00%, 08/01/30	90	94,449
5.00%, 08/01/30	140	151,956
San Francisco City & County Public Utilities Commission Wastewater Revenue, RB, 5.00%, 10/01/30	55	61,201
San Francisco Unified School District, GO, 5.00%, 06/15/30	75	82,515
San Jose Evergreen Community College District, GO, 0.00%, 09/01/30 (AGM)(a)	65	58,256
San Jose Unified School District, GO, Series C, 0.00%, 08/01/30 (NPFGC)(a)	485	433,560
San Juan Unified School District, GO, 4.00%, 08/01/30	460	474,801
San Mateo County Community College District, GO
0.00%, 09/01/30 (NPFGC)(a)	585	518,064
Series C, 0.00%, 09/01/30 (NPFGC)(a)	55	48,707
Santa Clarita Community College District, GO, 0.00%, 08/01/30 (AG)(a)	115	102,631
Simi Valley Unified School District, GO, 0.00%, 08/01/30 (AGM)(a)	380	336,156
Southern California Public Power Authority, RB
5.00%, 07/01/30	380	410,583
5.00%, 07/01/32	60	65,214
State of California Department of Water Resources, RB, 5.00%, 12/01/32	100	110,646
State of California, GO
3.50%, 08/01/30	25	25,901
5.00%, 03/01/30	405	440,968
5.00%, 04/01/30	175	190,839
5.00%, 04/01/30	135	144,441
5.00%, 08/01/30	1,440	1,579,509
5.00%, 08/01/30	675	710,615
5.00%, 09/01/30	400	439,373
5.00%, 10/01/30	225	247,495
5.00%, 10/01/30	695	750,805
5.00%, 11/01/30	1,725	1,900,119
5.00%, 12/01/30	430	474,291
5.00%, 11/01/31	175	192,050
Schedule of Investments
4

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® iBonds® Dec 2030 Term Muni Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
California (continued)
5.00%, 11/01/31	$385	$422,511
5.00%, 03/01/32	140	151,700
5.00%, 03/01/32	110	119,192
5.00%, 11/01/32	135	147,841
5.00%, 03/01/33	895	966,613
5.00%, 03/01/34	335	360,975
5.00%, 03/01/34	200	215,507
Series B, 5.00%, 11/01/32	135	147,841
Transbay Joint Powers Authority, 5.00%, 10/01/30	35	36,708
University of California, RB
4.00%, 05/15/30	335	345,709
5.00%, 05/15/30	1,580	1,728,036
5.00%, 05/15/30	170	178,555
Series O, 5.00%, 05/15/30	125	131,341
Upland Unified School District, GO, 0.00%, 08/01/30 (AGM)(a)	245	218,007
		32,715,223
Colorado — 1.5%
Board of Governors of Colorado State University System, RB, 5.00%, 03/01/30	85	88,580
Board of Water Commissioners City & County of Denver (The), RB
4.00%, 09/15/33	155	162,041
5.00%, 09/15/31	50	54,864
Series B, 5.00%, 09/15/32	165	180,478
City & County of Denver Airport System Revenue, RB
5.00%, 11/15/30	205	225,186
5.00%, 11/15/30	115	123,945
5.00%, 11/15/32	45	49,146
City & County of Denver Airport System Revenue, RB AMT, 5.00%, 11/15/30	85	93,103
City & County of Denver Co., COP, 5.00%, 12/01/30	115	126,469
City & County of Denver Colorado, GO
3.00%, 08/01/34	50	49,414
5.00%, 08/01/30	35	38,462
5.00%, 08/01/30	85	91,439
5.00%, 08/01/31	195	213,484
Series B, 5.00%, 08/01/30	250	274,728
City & County of Denver Pledged Excise Tax Revenue, RB, 5.00%, 08/01/30	130	141,981
City of Colorado Springs Utilities System Revenue, RB, 5.00%, 11/15/30	235	259,208
Denver City & County School District No. 1, GO
5.00%, 12/01/31 (SAW)	125	137,525
5.00%, 12/01/32 (SAW)	60	65,815
5.00%, 12/01/34 (SAW)	155	168,969
E-470 Public Highway Authority, RB, 0.00%, 09/01/30 (NPFGC)(a)	630	557,448
Metro Wastewater Reclamation District, RB, 5.00%, 04/01/33	230	248,907
Park Creek Metropolitan District, 5.00%, 12/01/30 (AG)	60	65,470
State of Colorado, COP
5.00%, 03/15/30	230	239,682
5.00%, 03/15/30	20	21,277
5.00%, 06/15/30	175	190,948
University of Colorado, RB
4.00%, 06/01/30	115	121,074
5.00%, 06/01/30	40	43,684
5.00%, 10/01/30	80	87,854
		4,121,181
Security	Par (000)	Value
Connecticut — 2.7%
Connecticut State Health & Educational Facilities Authority, RB, 5.00%, 07/01/64	$1,450	$1,578,462
State of Connecticut Special Tax Revenue, RB
5.00%, 01/01/30	70	72,736
5.00%, 05/01/30	445	484,757
5.00%, 07/01/30	510	557,097
5.00%, 11/01/30	215	236,136
5.00%, 05/01/31	250	271,642
Series A, 5.00%, 05/01/30	250	272,335
Series A, 5.00%, 05/01/33	195	210,619
Series B, 5.00%, 10/01/30	415	437,861
State of Connecticut, GO
4.00%, 01/15/30	705	738,144
4.00%, 06/01/30	245	257,445
4.00%, 06/01/32	145	151,199
4.00%, 06/01/33	170	176,704
5.00%, 01/15/30	500	541,772
5.00%, 03/01/30	30	32,582
5.00%, 05/01/30	140	152,508
5.00%, 05/15/30	255	277,960
5.00%, 07/15/30	60	65,582
5.00%, 08/01/30	20	21,877
5.00%, 09/15/30	265	290,446
5.00%, 11/15/30	340	373,648
5.00%, 12/01/30	65	71,483
Series A, 5.00%, 01/15/31	180	194,620
University of Connecticut, RB, 5.00%, 02/15/30	60	65,136
		7,532,751
Delaware — 0.5%
Delaware Transportation Authority, RB
5.00%, 07/01/30	110	118,050
5.00%, 09/01/30	265	289,696
5.00%, 09/01/31	435	473,992
5.00%, 07/01/34	170	183,931
State of Delaware, GO
4.00%, 01/01/32	60	62,785
4.00%, 01/01/33	160	166,917
5.00%, 01/01/30	170	184,755
University of Delaware, RB, 5.00%, 11/01/30	50	54,962
		1,535,088
District of Columbia — 1.0%
District of Columbia Income Tax Revenue, RB
5.00%, 03/01/30	370	401,703
5.00%, 05/01/30	105	114,339
5.00%, 10/01/30	85	93,267
5.00%, 10/01/30	140	150,677
5.00%, 03/01/33	265	285,603
5.00%, 05/01/33	225	243,111
5.00%, 05/01/34	175	188,429
District of Columbia, GO
5.00%, 06/01/30	105	114,581
5.00%, 06/01/30	135	141,476
5.00%, 08/01/30	80	87,541
5.00%, 12/01/30	105	115,519
District of Columbia, RB, 5.00%, 12/01/30	195	210,016
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, RB, 0.00%, 10/01/30 (AG)(a)	250	216,733
Washington Metropolitan Area Transit Authority Dedicated Revenue, RB
5.00%, 07/15/30	215	234,110
5
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® iBonds® Dec 2030 Term Muni Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
District of Columbia (continued)
5.00%, 07/15/32	$120	$129,722
5.00%, 07/15/33	140	150,681
		2,877,508
Florida — 4.6%
Central Florida Expressway Authority, RB
5.00%, 07/01/30	290	315,704
5.00%, 07/01/30 (AG)	135	147,244
5.00%, 07/01/30 (AGM)	535	583,522
City of Hollywood FL Water & Sewer Revenue, RB, 5.00%, 10/01/34	60	65,296
City of Hollywood Water & Sewer Revenue, RB, 5.00%, 10/01/33	60	65,520
City of Jacksonville Florida, RB, 5.00%, 10/01/30	685	749,231
County of Manatee Public Utilities Revenue, RB, 5.00%, 10/01/30	40	43,890
County of Miami-Dade Aviation Revenue, RB
4.00%, 10/01/34	55	56,114
5.00%, 10/01/33	55	59,591
County of Miami-Dade FL Aviation Revenue, RB, 5.00%, 10/01/30	70	76,530
County of Miami-Dade FL, GO
5.00%, 07/01/30	200	218,304
5.00%, 07/01/33	505	547,582
County of Miami-Dade FL, RB, 4.00%, 04/01/34	100	102,803
County of Miami-Dade Florida, GO
4.00%, 07/01/31	90	93,159
5.00%, 07/01/30	65	70,949
County of Miami-Dade Florida, RB
4.00%, 04/01/33	70	72,525
5.00%, 04/01/30	85	92,389
County of Miami-Dade Transit System, RB, 5.00%, 07/01/30	145	155,300
County of Miami-Dade Water & Sewer System Revenue, RB
5.00%, 10/01/30	215	234,879
5.00%, 10/01/30	215	226,637
County of Orange Water Utility System Revenue, RB
5.00%, 10/01/30	230	253,075
5.00%, 10/01/34	200	215,965
Duval County Public Schools, COP
5.00%, 07/01/30 (AGM)	670	730,214
5.00%, 07/01/32 (AG)	155	167,277
Florida Municipal Power Agency, RB
5.00%, 10/01/30	375	410,163
5.00%, 10/01/30	160	168,875
Hillsborough County School Board, COP, 5.00%, 07/01/30	655	685,409
JEA Electric System Revenue, RB, 5.00%, 10/01/30 (AGC)	485	531,747
JEA Water & Sewer System Revenue, RB, 5.00%, 10/01/30	100	109,639
Miami-Dade County Educational Facilities Authority, RB, 5.00%, 04/01/30	205	221,321
Orange County School Board, COP, 5.00%, 08/01/30	120	130,858
Orlando Utilities Commission, RB
5.00%, 10/01/30	75	82,393
5.00%, 10/01/30	20	21,319
Palm Beach County School District, COP
5.00%, 08/01/30	425	463,632
5.00%, 08/01/32	50	54,022
5.00%, 08/01/33	520	559,995
Security	Par (000)	Value
Florida (continued)
School Board of Miami-Dade County/The, GO, 5.00%, 03/15/30 (BAM)	$105	$114,400
School District of Broward County Florida, COP
5.00%, 07/01/30	560	607,108
5.00%, 07/01/30 (AG)	20	21,789
5.00%, 07/01/33	220	235,746
Series A, 5.00%, 07/01/32	470	505,063
Series A, 5.00%, 07/01/34	155	165,877
School District of Broward County/FL, GO, 5.00%, 07/01/30	50	54,370
State of Florida Department of Transportation Turnpike System Revenue, RB
4.00%, 07/01/32	105	109,321
4.00%, 07/01/34	80	82,679
5.00%, 07/01/30	545	595,779
5.00%, 07/01/30	60	63,216
State of Florida Department of Transportation, RB
3.00%, 07/01/33	180	175,125
3.00%, 07/01/34	120	116,059
5.00%, 07/01/30	205	223,002
State of Florida, GO
5.00%, 06/01/30	315	344,384
5.00%, 07/01/30	55	60,307
5.00%, 06/01/33	165	179,292
Series A, 5.00%, 06/01/30	155	169,458
Volusia County School Board, COP, 5.00%, 08/01/30	285	309,712
		12,915,760
Georgia — 1.8%
Athens-Clarke County Unified, GOvernment, GO, 5.00%, 12/01/30	120	132,300
City of Atlanta Department of Aviation, RB, 5.00%, 07/01/30	165	180,572
City of Atlanta GA Department of Aviation, RB, 5.00%, 07/01/30	45	48,268
City of Atlanta GA, GO, 5.00%, 12/01/30, (ETM)	50	55,105
City of Atlanta Water & Wastewater Revenue, RB
5.00%, 11/01/30 (BAM)	290	319,026
5.75%, 11/01/30 (AG)	380	430,056
County of Columbia Water & Sewerage Revenue, RB, 5.00%, 06/01/30	55	60,133
County of DeKalb Water & Sewerage Revenue, RB, 5.00%, 10/01/30	250	274,863
Forsyth County School District, GO
5.00%, 02/01/30	65	70,781
5.00%, 02/01/34	135	145,537
Georgia Ports Authority, RB, 5.00%, 07/01/30	295	322,987
Georgia State Road & Tollway Authority, RB, 5.00%, 06/01/31	165	179,257
Hall County School District, GO, 2.00%, 02/01/30 (SAW)	475	451,926
Henry County School District, GO, 4.00%, 08/01/30 (SAW)	90	94,855
Metropolitan Atlanta Rapid Transit Authority, RB, 5.00%, 07/01/30	50	53,603
Municipal Electric Authority of Georgia, RB
5.00%, 01/01/30	155	166,762
5.00%, 01/01/30	260	274,338
5.00%, 07/01/30 (AG)	100	108,658
Private Colleges & Universities Authority, RB, 5.00%, 09/01/30	645	705,136
State of Georgia, GO
4.00%, 01/01/30	245	256,866
Schedule of Investments
6

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® iBonds® Dec 2030 Term Muni Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Georgia (continued)
5.00%, 07/01/30	$350	$384,075
5.00%, 07/01/30	30	32,238
5.00%, 08/01/30	140	153,854
5.00%, 08/01/33	165	180,106
Series A, 5.00%, 08/01/32	90	98,334
		5,179,636
Hawaii — 1.6%
City & County of Honolulu Hawaii, GO
5.00%, 03/01/30	635	691,103
5.00%, 07/01/30	275	301,078
5.00%, 08/01/30	110	118,129
5.00%, 09/01/30	45	47,422
5.00%, 07/01/31	150	163,656
5.00%, 07/01/32	100	108,780
5.00%, 07/01/33	80	86,812
5.00%, 07/01/34	120	129,882
Series B, 5.00%, 03/01/30	30	32,651
Series B, 5.00%, 03/01/31	230	249,580
County of Hawaii Hawaii, GO
5.00%, 09/01/31	95	104,125
5.00%, 09/01/34	45	48,779
County of Maui Hawaii, GO, 5.00%, 03/01/32	495	535,083
County of Maui HI, GO, 5.00%, 03/01/30	165	179,767
State of Hawaii Airports System Revenue, RB
5.00%, 07/01/30	165	180,162
5.00%, 07/01/31	20	21,780
5.00%, 07/01/33	1,090	1,180,530
State of Hawaii Harbor System Revenue, RB
4.00%, 07/01/32	145	150,332
4.00%, 07/01/33	60	61,910
University of Hawaii, RB, 5.00%, 10/01/30	165	180,623
		4,572,184
Idaho — 0.1%
Idaho Housing & Finance Association, RB, 5.00%, 07/15/30	160	173,624
Illinois — 3.8%
Board of Trustees of the University of Illinois (The), RB, 5.00%, 04/01/31	95	102,354
Chicago O'Hare International Airport, RB
5.00%, 01/01/30	805	868,389
5.00%, 01/01/31	225	241,966
5.00%, 01/01/32	110	117,820
5.00%, 01/01/33	60	64,108
Series A, 5.00%, 01/01/34	250	266,443
Chicago Transit Authority Sales Tax Receipts Fund, RB, 5.00%, 12/01/30	100	109,246
City of Chicago IL Waterworks Revenue, RB, 5.00%, 11/01/30 (AG)	90	97,808
City of Chicago Illinois, GO, 5.00%, 01/01/30	140	144,937
City of Chicago Wastewater Transmission Revenue, RB
5.00%, 01/01/30 (AGM)	185	198,564
5.00%, 01/01/30 (BAM)	305	327,362
City of Chicago Waterworks Revenue, RB, 5.00%, 11/01/30	60	65,021
County of Cook Illinois, GO, 5.00%, 11/15/31	115	124,580
County of Cook Sales Tax Revenue, RB, 5.00%, 11/15/30	130	141,929
Illinois Finance Authority, RB
5.00%, 01/01/30	55	59,571
Security	Par (000)	Value
Illinois (continued)
5.00%, 04/01/30	$335	$361,800
5.00%, 07/01/30	315	344,206
Illinois State Toll Highway Authority, RB
5.00%, 01/01/30	1,045	1,128,804
5.00%, 01/01/30	135	140,222
5.00%, 01/01/31	615	659,228
Metropolitan Pier & Exposition Authority, RB, 0.00%, 06/15/30 (NPFGC)(a)	70	61,217
Metropolitan Water Reclamation District of Greater Chicago, GO, 5.00%, 12/01/30	80	87,866
Metropolitan Water Reclamation District of Greater Chicago, GOL, 5.00%, 12/01/30	410	450,315
Regional Transportation Authority, RB, 6.00%, 07/01/30 (NPFGC)	445	500,712
Sales Tax Securitization Corp., RB
5.00%, 01/01/31	80	85,199
5.00%, 01/01/33	100	105,813
5.00%, 01/01/34	160	168,761
Series A, 5.00%, 01/01/30	555	593,097
State of Illinois Sales Tax Revenue, RB
4.00%, 06/15/30 (BAM)	135	141,242
5.00%, 06/15/30	195	209,432
State of Illinois, GO
5.00%, 04/01/30	500	537,728
5.00%, 05/01/30	745	802,216
5.00%, 07/01/30	555	598,645
5.00%, 10/01/30	190	205,648
5.00%, 12/01/30	245	265,696
Series A, 5.00%, 10/01/30	275	287,561
Series B, 5.00%, 10/01/30	100	104,568
		10,770,074
Indiana — 1.6%
Ball State University, RB, 5.00%, 07/01/30	40	43,465
City of Indianapolis Department of Public Utilities Water System Revenue, RB, 5.00%, 10/01/30	260	273,360
Indiana Finance Authority, RB
5.00%, 02/01/30	740	802,623
5.00%, 02/01/30	205	218,260
5.00%, 02/01/30	50	53,234
5.00%, 10/01/30	775	847,670
5.00%, 10/01/31	170	185,203
5.00%, 10/01/32	70	76,013
5.00%, 10/01/34	65	70,485
Indiana Municipal Power Agency, RB
5.00%, 01/01/30 (AGC)	55	59,473
5.00%, 01/01/30	235	243,664
5.00%, 01/01/30	30	31,739
Indiana University, RB
4.00%, 06/01/30	75	78,783
5.00%, 08/01/30	110	120,466
5.00%, 06/01/32	130	141,238
5.00%, 08/01/32	35	38,109
Indianapolis Local Public Improvement Bond Bank, RB
5.00%, 01/01/30	25	25,905
5.00%, 02/01/30	470	507,234
5.00%, 02/01/30	20	21,240
Purdue University, RB
5.00%, 07/01/30	385	420,516
5.00%, 07/01/30	25	26,258
5.00%, 07/01/31	155	169,416
7
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® iBonds® Dec 2030 Term Muni Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Indiana (continued)
5.00%, 07/01/33	$55	$59,843
		4,514,197
Iowa — 0.4%
City of Des Moines IA, GO
5.00%, 06/01/33	120	130,632
6.00%, 06/01/30	195	219,644
City of Des Moines Iowa, GO
4.00%, 06/01/30	60	61,552
4.00%, 06/01/30	135	139,943
5.00%, 06/01/30	55	60,017
5.00%, 06/01/31	135	147,857
Iowa Finance Authority, RB, 5.00%, 08/01/30	265	278,902
		1,038,547
Kansas — 0.5%
County of Johnson Kansas, GO, 3.00%, 09/01/30	20	20,058
Johnson County Public Building Commission, RB, 5.00%, 09/01/30	50	54,833
Johnson County Unified School District No. 229 Blue Valley, GO
3.00%, 10/01/32	25	24,771
5.00%, 10/01/30	260	285,641
Kansas Development Finance Authority, RB
4.00%, 06/01/30	50	51,194
4.00%, 05/01/31	40	41,694
4.00%, 02/01/33 (BAM)	105	108,226
5.00%, 05/01/30	125	135,579
5.00%, 04/01/31	225	242,936
State of Kansas Department of Transportation, RB, 5.00%, 09/01/30	365	401,226
		1,366,158
Kentucky — 0.8%
Kentucky State Property & Building Commission, RB
5.00%, 04/01/30	70	76,060
5.00%, 06/01/30	195	212,486
5.00%, 10/01/30	345	377,967
5.00%, 11/01/30	265	290,592
5.00%, 11/01/30	125	131,855
Kentucky Turnpike Authority, RB, 5.00%, 07/01/30	470	513,034
Louisville & Jefferson County Metropolitan Sewer District, RB, 5.00%, 05/15/30	250	272,020
Louisville Water Co., RB
5.00%, 11/15/30	50	55,063
5.00%, 11/15/30	15	16,199
Louisville/Jefferson County Metropolitan Government, 5.00%, 04/01/30	110	119,909
Louisville/Jefferson County Metropolitan, Government, GO, 5.00%, 12/01/30	70	77,143
		2,142,328
Louisiana — 0.8%
City of New Orleans LA, GO, 5.00%, 12/01/32	25	26,162
City of New Orleans Louisiana, GO
5.00%, 12/01/30	135	142,490
5.00%, 12/01/31	295	309,317
New Orleans Aviation Board, RB, 5.00%, 10/01/30 (AGM)	155	162,483
State of Louisiana Gasoline & Fuels Tax Revenue, RB, 5.00%, 05/01/30	180	195,939
State of Louisiana, GO
5.00%, 03/01/30	65	70,668
5.00%, 03/01/30	60	63,871
Security	Par (000)	Value
Louisiana (continued)
5.00%, 04/01/30	$45	$48,999
5.00%, 09/01/30	415	455,099
5.00%, 12/01/30	30	33,033
5.00%, 03/01/34	75	80,533
Series A, 5.00%, 03/01/31	20	21,649
State of Louisiana, RB
5.00%, 09/01/30	290	316,653
5.00%, 09/01/30	155	162,684
5.00%, 09/01/33	165	179,114
		2,268,694
Maine — 0.6%
City of Portland Maine, GO
5.00%, 10/01/30	100	108,035
5.00%, 11/01/30	20	22,064
Maine Governmental Facilities Authority, RB
5.00%, 10/01/30	75	82,065
5.00%, 10/01/30	45	47,371
5.00%, 10/01/30	75	80,502
Maine Municipal Bond Bank, RB
5.00%, 09/01/30	180	196,620
5.00%, 11/01/30	410	450,306
5.00%, 11/01/30	95	102,376
5.00%, 09/01/31	190	206,949
5.00%, 09/01/32	20	21,718
Maine Turnpike Authority, RB
5.00%, 07/01/30	95	103,812
5.00%, 07/01/30	25	26,275
State of Maine, GO, 5.00%, 06/01/30	170	185,720
		1,633,813
Maryland — 3.0%
City of Baltimore Maryland, RB, 5.00%, 07/01/30	210	224,005
City of Baltimore MD, GO, 5.00%, 10/15/30	85	91,454
City of Baltimore MD, RB, 5.00%, 07/01/33	100	107,779
County of Anne Arundel Maryland, GOL
5.00%, 04/01/30	75	81,844
5.00%, 10/01/30	295	318,496
County of Anne Arundel MD, GOL, 5.00%, 04/01/30	240	261,900
County of Baltimore Maryland, GO
5.00%, 08/01/30	70	76,838
5.00%, 03/01/31	200	217,098
County of Baltimore MD, GO
4.00%, 03/01/32	65	67,697
5.00%, 03/01/30	205	223,355
County of Charles MD, GO, 5.00%, 10/01/30	65	71,610
County of Frederick Maryland, GO
5.00%, 08/01/30	25	26,336
5.00%, 10/01/30	85	93,644
County of Howard MD, GO
5.00%, 02/15/30	40	43,575
5.00%, 08/15/30	225	247,335
5.00%, 08/15/31	80	87,635
County of Montgomery Maryland, GO
4.00%, 11/01/30	130	137,477
5.00%, 08/01/30	200	219,452
County of Montgomery MD, GO, 4.00%, 08/01/30	50	52,759
County of Prince George's Maryland, GOL
5.00%, 07/01/30	80	87,590
5.00%, 07/15/30	180	189,450
5.00%, 09/01/30	80	87,837
5.00%, 09/15/30	305	335,093
Schedule of Investments
8

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® iBonds® Dec 2030 Term Muni Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Maryland (continued)
Maryland State Transportation Authority, RB
5.00%, 07/01/30	$595	$651,423
5.00%, 07/01/31	120	130,933
5.00%, 07/01/33	150	162,464
State of Maryland Department of Transportation, RB
4.00%, 10/01/30	295	306,635
5.00%, 10/01/30	120	131,776
5.00%, 10/01/34	260	281,921
State of Maryland, GO
5.00%, 03/01/30	75	81,715
5.00%, 03/15/30	120	130,840
5.00%, 03/15/30	170	181,483
5.00%, 06/01/30	465	508,961
5.00%, 08/01/30	305	334,793
5.00%, 03/15/32	85	92,101
Series A, 5.00%, 03/15/30	140	152,647
Series A, 5.00%, 03/15/30	255	266,367
Series A, 5.00%, 08/01/31	620	677,691
Series A, 5.00%, 08/01/33	235	255,431
University System of Maryland, RB, 5.00%, 04/01/30	315	342,474
Washington Suburban Sanitary Commission, RB
5.00%, 06/01/30 (GTD)	70	76,675
5.00%, 12/01/31 (GTD)	210	230,861
		8,347,450
Massachusetts — 1.9%
Commonwealth of Massachusetts Transportation Fund Revenue, RB, 5.00%, 06/01/30	45	47,299
Commonwealth of Massachusetts, GO, 5.00%, 10/01/30	605	665,194
Commonwealth of Massachusetts, GOL
2.00%, 03/01/34	190	168,078
4.00%, 07/01/31	70	73,272
4.00%, 11/01/34	115	119,337
5.00%, 01/01/30	175	186,186
5.00%, 03/01/30	100	108,839
5.00%, 05/01/30	55	60,047
5.00%, 07/01/30	725	793,781
5.00%, 09/01/30	170	186,653
5.00%, 11/01/30	65	71,567
Series A, 5.50%, 08/01/30 (AMBAC)	500	552,090
Series B, 4.00%, 03/01/32	160	166,343
Series B, 5.00%, 07/01/32	55	59,945
Series E, 5.00%, 11/01/30	265	291,772
Series E, 5.00%, 11/01/32	55	60,258
Series E, 5.00%, 11/01/33	125	136,534
Commonwealth of Massachusetts, RB, 5.50%, 01/01/30 (NPFGC)	105	114,562
Massachusetts Clean Water Trust.(The), RB, 5.00%, 02/01/30	640	699,541
Massachusetts Development Finance Agency, RB, 5.00%, 02/15/30	300	326,583
Massachusetts School Building Authority, RB, 5.00%, 02/15/30	500	547,318
		5,435,199
Michigan — 1.2%
Chippewa Valley Schools, GO, 5.00%, 05/01/30 (Q-SBLF)	20	21,321
Great Lakes Water Authority Water Supply System Revenue, RB, 5.00%, 07/01/30	270	294,700
Karegnondi Water Authority, RB, 5.00%, 11/01/30 (BAM)	170	185,874
Lansing Board of Water & Light, RB, 5.00%, 07/01/30	200	218,048
Security	Par (000)	Value
Michigan (continued)
Michigan State Building Authority, RB, 5.00%, 10/15/30	$350	$384,886
Michigan State University, RB
5.00%, 02/15/30	115	125,060
5.00%, 02/15/30	165	175,409
5.00%, 08/15/30	455	499,195
5.00%, 08/15/31	65	71,085
State of Michigan Trunk Line Revenue, RB
5.00%, 11/15/30	355	391,233
5.00%, 11/15/31	25	27,440
5.00%, 11/15/32	500	547,398
5.00%, 11/15/33	120	130,944
State of Michigan, GO, Series A, 5.00%, 05/15/32	90	97,419
University of Michigan, RB, 5.00%, 04/01/34	90	97,174
		3,267,186
Minnesota — 1.5%
City of Minneapolis, GO, 5.00%, 12/01/30	100	110,255
County of Hennepin Minnesota, GO
5.00%, 12/01/30	245	270,124
5.00%, 12/01/31	225	247,361
County of Hennepin MN, GO, 5.00%, 12/01/33	135	147,637
Metropolitan Council, GO
5.00%, 03/01/30	20	21,761
5.00%, 03/01/31	410	444,827
Minneapolis-St. Paul Metropolitan Airports Commission, RB, 5.00%, 01/01/30	170	183,571
Minnesota Public Facilities Authority State Revolving Fund, RB, 5.00%, 03/01/30	500	544,787
State of Minnesota, GO
4.00%, 08/01/30	120	126,429
4.00%, 08/01/31	95	99,641
5.00%, 08/01/30	805	882,649
5.00%, 08/01/30	35	36,815
5.00%, 09/01/30	105	115,290
5.00%, 08/01/31	280	306,802
5.00%, 08/01/32	85	92,874
5.00%, 08/01/33	80	87,193
State of Minnesota, RB, 5.00%, 03/01/30	210	228,010
University of Minnesota, RB
5.00%, 02/01/30	90	97,668
5.00%, 08/01/30	200	218,946
		4,262,640
Mississippi — 0.2%
State of Mississippi, GO
5.00%, 06/01/30	30	32,690
5.00%, 06/01/31	150	162,967
5.00%, 06/01/32	305	331,736
State of Mississippi, RB, 5.00%, 10/01/30	40	43,612
		571,005
Missouri — 0.5%
Curators of the University of Missouri (The), RB, 5.00%, 11/01/30	470	517,273
Missouri Joint Municipal Electric Utility Commission, RB
5.00%, 01/01/30	695	748,528
5.00%, 12/01/30	200	218,582
		1,484,383
Nebraska — 0.7%
City of Lincoln Electric System Revenue, RB, 5.00%, 09/01/32	70	75,459
City of Omaha NE, GO, 5.00%, 04/15/30	40	43,584
City of Omaha Nebraska, 4.00%, 02/15/30	80	83,503
9
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® iBonds® Dec 2030 Term Muni Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Nebraska (continued)
City of Omaha Nebraska, GO
5.00%, 04/15/30	$25	$27,240
5.00%, 04/15/30	35	37,343
City of Omaha Sewer Revenue, RB, 4.00%, 04/01/33	25	25,967
Nebraska Public Power District, RB
5.00%, 01/01/30	250	269,351
5.00%, 01/01/30	205	212,759
Omaha Public Power District Nebraska City Station Unit 2, RB, 5.00%, 02/01/30	500	541,634
Omaha Public Power District, RB
5.00%, 02/01/30	375	406,644
5.00%, 02/01/30	75	78,035
Omaha School District, GO, 4.00%, 12/15/32	35	36,381
University of Nebraska Facilities Corp. (The), RB, 5.00%, 07/15/30	150	157,216
		1,995,116
Nevada — 1.8%
Clark County School District, GOL
4.00%, 06/15/32 (BAM)	340	352,449
5.00%, 06/15/30	425	460,444
5.00%, 06/15/30 (BAM)	105	114,312
5.00%, 06/15/31 (AG)	140	151,896
Clark County Water Reclamation District, GOL, 5.00%, 07/01/30	140	152,986
County of Clark Department of Aviation, RB, 5.00%, 07/01/30	300	321,128
County of Clark Nevada, GOL
4.00%, 11/01/32	70	73,244
5.00%, 06/01/30	85	91,113
5.00%, 12/01/30	300	317,988
County of Clark Nevada, RB, 5.00%, 07/01/30	280	305,626
County of Clark NV, GOL, 4.00%, 06/01/30	110	115,675
County of Clark NV, RB, 5.00%, 07/01/30	50	54,576
County of Washoe Gas Tax Revenue, RB, 5.00%, 02/01/30	15	15,947
County of Washoe NV Gas Tax Revenue, RB, 5.00%, 02/01/33	90	96,906
Las Vegas Valley Water District, GOL
4.00%, 06/01/33	300	309,961
5.00%, 06/01/30	580	634,338
Nevada System of Higher Education, RB, 5.00%, 07/01/30	250	272,581
State of Nevada Highway Improvement Revenue, RB
4.00%, 12/01/32	105	109,130
5.00%, 12/01/30	130	143,383
5.00%, 12/01/30	35	36,736
State of Nevada, GOL
3.00%, 05/01/33	55	54,464
3.00%, 05/01/34	75	74,198
5.00%, 05/01/30	50	54,547
5.50%, 05/01/30	135	149,825
Washoe County School District, GOL
5.00%, 06/01/30	205	223,707
5.00%, 06/01/30 (BAM)	220	235,213
5.00%, 10/01/32	65	70,236
Washoe County School District/NV, GOL
5.00%, 06/01/30	55	60,019
5.00%, 10/01/30	60	65,175
5.00%, 10/01/33	60	64,660
		5,182,463
Security	Par (000)	Value
New Hampshire — 0.4%
City of Nashua NH, GO
4.00%, 09/01/31	$50	$52,573
5.00%, 11/01/30	50	54,960
New Hampshire Municipal Bond Bank, RB
5.00%, 02/15/30	30	32,578
5.00%, 08/15/30	380	416,408
5.00%, 08/15/30	90	96,688
5.00%, 08/15/31	195	212,998
State of New Hampshire, GO
5.00%, 04/01/30	275	299,976
5.00%, 12/01/30	60	66,202
		1,232,383
New Jersey — 1.8%
County of Morris NJ, GO, 2.00%, 02/01/30	1,300	1,231,032
New Jersey Economic Development Authority, RB
5.00%, 06/15/30	135	145,321
5.00%, 11/01/30	115	125,634
5.00%, 11/01/30	85	91,197
New Jersey Educational Facilities Authority, RB
5.00%, 06/01/30	165	179,663
5.00%, 06/15/30	115	124,969
New Jersey Transportation Trust Fund Authority, RB
5.00%, 06/15/30	1,245	1,354,622
5.00%, 06/15/30	340	358,983
5.00%, 06/15/30	110	116,141
New Jersey Turnpike Authority, RB, 5.00%, 01/01/30	155	167,825
State of New Jersey, GO, Series A, 4.00%, 06/01/30	1,060	1,115,943
		5,011,330
New Mexico — 1.0%
New Mexico Finance Authority, RB
5.00%, 06/01/30	475	517,959
5.00%, 06/15/30	295	321,884
5.00%, 06/01/31	120	130,986
5.00%, 06/15/32	305	332,296
Series A, 5.00%, 06/15/30	360	392,660
New Mexico State University, RB, 5.00%, 04/01/30 (BAM)	230	239,874
State of New Mexico Severance Tax Permanent Fund, RB, 5.00%, 07/01/30	470	513,016
State of New Mexico, GO
5.00%, 03/01/30	170	184,696
5.00%, 03/01/34	60	64,648
7.00%, 03/01/30	165	191,485
		2,889,504
New York — 10.3%
Battery Park City Authority, RB, 5.00%, 11/01/30	110	122,155
City of New York NY, GO
5.00%, 02/01/30	500	540,389
5.00%, 04/01/30	85	92,132
5.00%, 08/01/30	190	207,048
5.00%, 08/01/30	50	51,906
5.00%, 09/01/30	45	48,178
5.00%, 11/01/30	125	136,744
5.00%, 04/01/31	45	48,895
5.00%, 11/01/31	50	54,317
Series C-1, 5.00%, 08/01/31	20	21,650
City of New York, GO
5.00%, 01/01/30	45	47,605
5.00%, 04/01/30	305	330,590
5.00%, 04/01/30	315	334,832
Schedule of Investments
10

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® iBonds® Dec 2030 Term Muni Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
New York (continued)
5.00%, 08/01/30	$935	$1,018,892
5.00%, 08/01/30	145	153,481
5.00%, 08/01/30	80	83,050
5.00%, 10/01/30	145	158,419
5.00%, 10/01/30	100	107,220
5.00%, 08/01/31	610	660,327
5.00%, 08/01/31	100	108,250
5.00%, 04/01/32	40	43,325
5.00%, 08/01/32	100	107,915
Series A-1, 4.00%, 08/01/34	130	133,444
Series C, 5.00%, 08/01/30	215	234,291
Series C, 5.00%, 08/01/33	35	37,662
Series C-1, 5.00%, 08/01/30	575	626,591
Series C-1, 5.00%, 08/01/32	115	124,102
Series C-1, 5.00%, 08/01/34	235	252,007
City of Yonkers NY, GO, 5.00%, 02/01/30 (AG)	100	108,846
City of Yonkers NY, GOL, 5.00%, 02/15/30 (AG)	50	54,463
County of Suffolk NY, GOL, 5.00%, 09/01/33	235	256,316
County of Westchester New York, GOL, 3.00%, 10/15/30	95	96,139
Empire State Development Corp., RB
4.00%, 03/15/34	35	36,242
5.00%, 03/15/30	525	573,256
5.00%, 03/15/31	70	75,987
5.00%, 03/15/32	220	240,542
5.00%, 03/15/33	450	486,853
5.00%, 03/15/33	205	223,830
Series E, 4.00%, 03/15/34	385	397,195
Long Island Power Authority, RB, 5.00%, 09/01/34	185	199,361
Metropolitan Transportation Authority Dedicated Tax Fund, RB, Series A, 0.00%, 11/15/30(a)	275	240,685
Metropolitan Transportation Authority, RB
5.00%, 11/15/30	1,120	1,227,225
5.00%, 11/15/30	115	119,834
5.00%, 11/15/33	265	288,278
5.00%, 11/15/45	1,000	1,069,244
New York City Municipal Water Finance Authority, RB
5.00%, 06/15/30	390	427,171
5.00%, 06/15/30	235	246,807
5.00%, 06/15/30	145	154,188
Series DD-1, 5.00%, 06/15/30	80	87,625
Series EE, 5.00%, 06/15/30	160	175,249
New York City Transitional Finance Authority Building Aid Revenue, RB
5.00%, 07/15/30 (SAW)	650	683,609
Series S, 5.00%, 07/15/30 (SAW)	65	68,361
New York City Transitional Finance Authority Future Tax Secured Revenue, RB
5.00%, 02/01/30	315	341,382
5.00%, 05/01/30	360	391,906
5.00%, 06/15/30	65	70,364
5.00%, 07/15/30 (SAW)	50	54,886
5.00%, 08/01/30	75	81,982
5.00%, 08/01/30	30	32,084
5.00%, 11/01/30	2,255	2,474,878
5.00%, 11/01/30	185	198,657
5.00%, 05/01/31	170	186,235
5.00%, 08/01/31	50	54,491
5.00%, 11/01/31	200	218,748
5.00%, 05/01/32	375	409,328
5.00%, 11/01/32	230	250,777
5.00%, 05/01/34	350	379,413
Security	Par (000)	Value
New York (continued)
New York State Dormitory Authority, RB
5.00%, 03/15/30	$1,070	$1,165,137
5.00%, 03/15/30	580	605,759
5.00%, 03/15/30	440	465,075
5.00%, 03/15/30	150	160,262
5.00%, 07/01/30	370	399,035
5.00%, 07/01/30	155	163,055
5.00%, 09/15/30	20	21,818
5.00%, 10/01/30 (AG SAW)	45	49,637
5.00%, 10/01/30 (SAW)	125	136,460
5.00%, 10/01/30 (AGM)	530	570,587
5.00%, 03/15/31	330	360,379
5.00%, 07/01/31	115	126,768
5.00%, 10/01/32 (BAM)	335	366,566
5.00%, 10/01/33 (BAM)	515	560,949
Series A, 4.00%, 03/15/34	190	195,725
Series A, 5.00%, 03/15/30	65	70,749
Series A, 5.00%, 03/15/32	525	571,986
Series D, 5.00%, 02/15/32	100	107,840
Series D, 5.00%, 02/15/33	400	430,679
Series D, 5.00%, 02/15/34	440	473,001
New York State Environmental Facilities Corp., RB
5.00%, 06/15/30	150	165,037
5.00%, 06/15/30	190	199,603
New York State Thruway Authority, RB
5.00%, 01/01/30	230	250,121
5.00%, 03/15/30	385	419,942
5.00%, 01/01/33	85	91,374
Port Authority of New York & New Jersey, RB
5.00%, 01/15/30	40	43,611
5.00%, 07/15/33	190	206,153
Series 209TH, 5.00%, 07/15/30	45	47,287
Series 222, 5.00%, 07/15/32	125	136,014
State of New York, GO, 3.00%, 02/15/30	30	30,091
Triborough Bridge & Tunnel Authority, RB
0.00%, 11/15/30(a)	50	43,702
4.00%, 11/15/30	85	90,033
5.00%, 05/15/30	245	267,669
5.00%, 11/15/30	825	904,357
5.00%, 11/15/34	170	185,089
Series A, 0.00%, 11/15/30(a)	580	504,009
		29,153,413
North Carolina — 2.4%
City of Charlotte Airport Revenue, RB, 5.00%, 07/01/30	85	92,846
City of Charlotte NC Water & Sewer System Revenue, RB, 5.00%, 07/01/32	195	213,175
City of Charlotte NC, COP
5.00%, 06/01/30	185	201,889
5.00%, 06/01/30	70	74,888
City of Charlotte North Carolina, COP
5.00%, 06/01/30	150	160,473
5.00%, 12/01/30	105	115,524
City of Charlotte North Carolina, GO, 5.00%, 07/01/30	150	164,604
City of Charlotte Water & Sewer System Revenue, RB
3.00%, 07/01/30	25	24,890
5.00%, 07/01/30	180	197,524
5.00%, 07/01/30	15	16,124
City of Durham North Carolina, RB, 5.00%, 10/01/30	80	87,854
City of Fayetteville NC Public Works Commission Revenue, RB, 5.00%, 03/01/30	185	201,345
11
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® iBonds® Dec 2030 Term Muni Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
North Carolina (continued)
City of Raleigh Combined Enterprise System Revenue North Carolina, RB, 5.00%, 09/01/30	$55	$60,506
City of Raleigh North Carolina, RB
5.00%, 10/01/30	385	422,631
5.00%, 06/01/31	135	147,215
5.00%, 06/01/32	20	21,729
County of Forsyth NC, RB, 5.00%, 04/01/30	215	234,367
County of Guilford North Carolina, GO, 5.00%, 03/01/30	200	218,137
County of Johnston NC, RB, 5.00%, 04/01/30	80	87,048
County of Johnston North Carolina, RB, 5.00%, 04/01/32	65	70,254
County of Mecklenburg NC, GO, 5.00%, 09/01/30	55	60,530
County of Mecklenburg North Carolina, GO, 5.00%, 03/01/30	55	59,988
County of New Hanover NC, GO, 4.00%, 08/01/30	120	126,771
County of Union NC, GO, 5.00%, 09/01/30	305	335,666
County of Wake NC, GO
5.00%, 02/01/30	100	108,894
5.00%, 05/01/30	160	175,065
County of Wake NC, RB, 5.00%, 05/01/30	105	114,635
County of Wake North Carolina, GO, 5.00%, 04/01/30	205	223,946
County of Wake North Carolina, RB
5.00%, 05/01/30	55	60,047
5.00%, 09/01/30	235	252,854
North Carolina Municipal Power Agency No. 1, RB
5.00%, 01/01/30	295	317,812
5.00%, 01/01/32	120	128,320
North Carolina State University at Raleigh, RB
5.00%, 10/01/30	145	157,682
5.00%, 10/01/34	260	279,489
State of North Carolina, RB
5.00%, 03/01/30	455	494,092
5.00%, 03/01/30	295	314,089
Series B, 3.00%, 05/01/33	170	168,460
Series B, 5.00%, 05/01/30	60	65,482
Series B, 5.00%, 05/01/33	250	270,329
University of North Carolina at Greensboro, RB, 5.00%, 04/01/30	100	104,274
		6,631,448
North Dakota — 0.2%
North Dakota Building Authority, RB
5.00%, 12/01/30	65	71,072
5.00%, 12/01/31	130	141,911
5.00%, 12/01/32	75	81,493
North Dakota Public Finance Authority, RB, 5.00%, 10/01/30	190	209,062
		503,538
Ohio — 3.0%
American Municipal Power, Inc., RB
5.00%, 02/15/30	405	436,885
5.00%, 02/15/30	195	205,841
5.00%, 02/15/33	175	187,252
Cincinnati City School District, GO, 5.25%, 12/01/30 (NPFGC)	20	22,171
City of Cleveland Income Tax Revenue, RB
4.00%, 10/01/31	65	68,081
5.00%, 10/01/30	70	73,003
City of Cleveland Ohio, GOL, 4.00%, 12/01/30	125	130,650
City of Columbus OH, GO, 5.00%, 04/01/30	90	98,097
City of Columbus Ohio, GO
5.00%, 04/01/30	60	64,071
Security	Par (000)	Value
Ohio (continued)
5.00%, 08/15/30	$130	$142,610
5.00%, 10/01/30	250	274,841
5.00%, 04/01/31	180	197,373
5.00%, 04/01/32	260	284,306
City of Columbus Ohio, GOL, 5.00%, 04/01/30	55	59,948
Cleveland Department of Public Utilities Division of Public Power, RB, 5.00%, 11/15/30 (AG)	25	26,790
Cleveland Department of Public Utilities Division of Water, RB, 5.00%, 01/01/31	70	75,818
County of Cuyahoga OH Sales Tax Revenue, RB, 4.00%, 01/01/30	25	26,119
County of Cuyahoga Ohio, GOL, 4.00%, 12/01/32	25	26,035
Northeast Ohio Regional Sewer District, RB, 5.00%, 11/15/30	85	93,595
Ohio State University (The), RB, 5.00%, 12/01/30	405	445,777
Ohio Turnpike & Infrastructure Commission, RB
5.00%, 02/15/30	30	32,564
5.00%, 02/15/30	115	119,617
Ohio Water Development Authority Water Pollution Control Loan Fund, RB
5.00%, 06/01/30	400	436,792
5.00%, 12/01/30	55	60,555
5.00%, 12/01/30	155	169,089
5.00%, 06/01/31	120	130,734
5.00%, 06/01/31	75	82,456
5.00%, 12/01/31	355	386,327
5.00%, 06/01/33	50	54,166
5.00%, 06/01/33	190	207,648
5.00%, 12/01/33	145	156,861
5.25%, 12/01/32	40	44,210
5.25%, 12/01/33	110	121,203
Ohio Water Development Authority, RB
5.00%, 06/01/30	375	409,493
5.00%, 12/01/30	150	165,150
State of Ohio, GO
5.00%, 03/01/30	185	201,260
5.00%, 03/15/30	290	315,716
5.00%, 05/01/30	100	109,125
5.00%, 09/01/30	180	197,532
5.00%, 09/15/30	545	598,466
5.00%, 05/01/31	25	27,212
State of Ohio, GOL
5.00%, 05/01/30	95	103,669
5.00%, 11/01/30	135	148,560
State of Ohio, RB
5.00%, 02/01/30	145	157,501
5.00%, 04/01/30	185	201,571
5.00%, 10/01/30	245	269,236
5.00%, 12/01/30	395	435,255
5.00%, 12/01/30	95	100,583
University of Cincinnati, RB, 5.00%, 06/01/30	85	92,416
		8,474,230
Oklahoma — 1.3%
City of Oklahoma City OK, GO, 5.00%, 03/01/30	275	298,574
City of Oklahoma City Oklahoma, GO, 3.00%, 03/01/30	65	65,180
Grand River Dam Authority, RB, 5.00%, 06/01/30	25	27,111
Oklahoma Capitol Improvement Authority, RB
5.00%, 07/01/30	285	311,243
5.00%, 07/01/30	90	94,432
Oklahoma County Independent School District No. 12 Edmond, GO, 4.00%, 08/01/30	200	210,049
Schedule of Investments
12

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® iBonds® Dec 2030 Term Muni Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oklahoma (continued)
Oklahoma Department of Transportation, RB, 5.00%, 09/01/30	$160	$168,196
Oklahoma Municipal Power Authority, RB, 5.00%, 01/01/30 (AGM)	110	118,351
Oklahoma State University, RB
5.00%, 09/01/31	100	109,138
5.00%, 09/01/32	570	619,469
Oklahoma Turnpike Authority, RB, 5.00%, 01/01/30	365	393,106
Oklahoma Water Resources Board, RB
4.00%, 04/01/33	110	114,337
5.00%, 04/01/30	355	386,426
5.00%, 04/01/30 (OK CERF)	100	108,852
5.00%, 10/01/30	260	285,413
5.00%, 04/01/32	230	248,798
University of Oklahoma (The), RB, 5.00%, 07/01/31	50	54,143
		3,612,818
Oregon — 1.3%
City of Portland OR Sewer System Revenue, RB, 5.00%, 03/01/32	90	98,530
City of Portland OR Water System Revenue, RB, 5.00%, 05/01/30	125	136,466
City of Portland Oregon, GOL, 5.00%, 06/15/30	40	42,060
City of Portland Sewer System Revenue, RB
4.00%, 03/01/33	100	104,009
5.00%, 10/01/30	330	362,819
City of Portland Water System Revenue, RB, 5.00%, 05/01/30	155	167,735
Clackamas County School District No. 86 Canby, GO, 5.00%, 06/15/30 (GTD)	55	59,945
Hillsboro School District No. 1J, GO, 5.00%, 06/15/30 (GTD)	35	38,218
Multnomah County School District No. 1J Portland, GO, 3.00%, 06/15/34 (GTD)	350	336,097
Multnomah County School District No. 40, GO, 0.00%, 06/15/30 (GTD)(a)	490	429,390
Oregon City School District No. 62, GO
0.00%, 06/15/30 (GTD)(a)	150	132,787
5.00%, 06/15/30	310	325,578
Portland Community College District, GO, 5.00%, 06/15/30	135	147,689
Salem-Keizer School District No. 24J, GO, 5.00%, 06/15/32 (GTD)(b)	140	152,415
Salem-Keizer School District No. 24J, GOL, 0.00%, 06/15/30(a)	170	148,249
State of Oregon Department of Transportation, RB, 5.00%, 05/15/30	90	98,284
State of Oregon, GO
5.00%, 05/01/30	485	530,066
5.00%, 05/01/30	75	80,247
5.00%, 06/01/32	50	54,442
5.00%, 05/15/33	105	114,016
Tri-County Metropolitan Transportation District of Oregon, RB, 5.00%, 10/01/30	35	36,363
		3,595,405
Pennsylvania — 2.2%
Allegheny County Sanitary Authority, RB
5.00%, 12/01/30	115	126,355
5.00%, 06/01/31	55	60,443
5.00%, 06/01/32	120	131,605
Security	Par (000)	Value
Pennsylvania (continued)
City of Philadelphia PA Airport Revenue, RB
5.00%, 07/01/30	$55	$60,077
5.00%, 07/01/31	50	54,286
City of Philadelphia Pennsylvania, GO
5.00%, 02/01/30	130	139,249
5.00%, 05/01/30	110	119,644
City of Philadelphia Water & Wastewater Revenue, RB
5.00%, 09/01/30 (AGC)	235	257,081
5.00%, 10/01/32	50	54,458
5.00%, 10/01/33	60	65,154
Commonwealth of Pennsylvania, GO
4.00%, 05/01/32	145	151,018
4.00%, 05/01/33	275	285,625
5.00%, 05/01/30	230	250,804
5.00%, 08/15/30	410	449,248
5.00%, 09/01/30	505	553,751
5.00%, 10/01/30	230	252,551
5.00%, 05/01/31	245	266,480
County of Allegheny Pennsylvania, GO, 5.00%, 12/01/30	45	49,423
Pennsylvania State University.(The), RB
5.00%, 09/01/30	160	175,260
5.00%, 03/01/31	260	281,649
5.00%, 09/01/33	30	32,302
Pennsylvania Turnpike Commission, RB
5.00%, 06/01/30	280	303,494
5.00%, 12/01/30	825	902,192
Philadelphia Gas Works Co., RB
5.00%, 08/01/30	400	433,815
5.00%, 08/01/30 (AG)	90	98,325
5.00%, 08/01/32 (AG)	40	43,330
5.00%, 08/01/33 (AG)	50	53,987
Pittsburgh Water & Sewer Authority, RB
0.00%, 09/01/30 (NPFGC)(a)	220	191,696
5.00%, 09/01/30	160	174,350
5.00%, 09/01/30 (AGM)	115	125,757
		6,143,409
Rhode Island — 0.2%
Rhode Island Commerce Corp., RB, 5.00%, 05/15/33	280	301,377
State of Rhode Island, GO
5.00%, 05/01/30	65	70,833
5.00%, 05/01/30	45	48,054
5.00%, 10/15/30	100	109,795
5.00%, 12/01/30	75	82,514
		612,573
South Carolina — 0.6%
Beaufort County School District/SC, GO, 5.00%, 03/01/30 (SCSDE)	85	92,448
City of Charleston Waterworks & Sewer System Revenue, RB, 4.00%, 01/01/30	170	178,843
County of Charleston South Carolina, GO, 5.00%, 11/01/30	65	71,712
SCAGO Educational Facilities Corp. for Pickens School District, RB, 5.00%, 12/01/30	450	492,710
South Carolina Public Service Authority, RB, 5.00%, 12/01/30	350	383,353
South Carolina Transportation Infrastructure Bank, RB
4.00%, 10/01/30	70	73,521
5.00%, 10/01/30	75	82,426
5.00%, 10/01/30	265	279,853
		1,654,866
13
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® iBonds® Dec 2030 Term Muni Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
South Dakota — 0.1%
South Dakota Conservancy District, RB
5.00%, 08/01/30	$240	$262,927
5.00%, 08/01/30	40	42,072
		304,999
Tennessee — 2.0%
City of Chattanooga Electric Revenue, RB, 5.00%, 09/01/30	20	21,942
City of Chattanooga Tennessee, GO, 5.00%, 02/01/30	100	106,519
City of Knoxville Tennessee, GO, 5.00%, 05/01/30	70	76,507
City of Knoxville Wastewater System Revenue, RB, 5.00%, 04/01/30	150	163,629
City of Memphis Memphis Light Gas & Water Division Electric System Revenue, RB
5.00%, 12/01/30	110	120,871
5.00%, 12/01/32	115	125,266
City of Memphis Sanitary Sewerage System Revenue, RB
5.00%, 10/01/30	70	76,811
5.00%, 10/01/32	145	157,587
5.00%, 10/01/33	245	265,472
City of Memphis Tennessee, GO
5.00%, 05/01/30	330	359,614
5.00%, 12/01/30	160	175,957
City of Memphis Tennessee, GOL, 5.00%, 10/01/30	100	109,682
City of Memphis TN Sanitary Sewerage System Revenue, RB, 5.00%, 10/01/31	250	272,477
City of Oak Ridge Tennessee, GO, 2.00%, 06/01/32	50	45,361
County of Hamilton Tennessee, GO
5.00%, 04/01/30	100	104,577
5.00%, 08/01/30	150	164,653
County of Knox Tennessee, GO, 5.00%, 06/01/30	270	295,197
County of Montgomery Tennessee, GO, 5.00%, 06/01/32	30	32,568
County of Montgomery TN, GO, 5.00%, 06/01/33	95	103,038
County of Rutherford Tennessee, GO, 5.00%, 04/01/30	160	174,600
County of Shelby Tennessee, GO, 4.00%, 04/01/32	80	83,130
County of Shelby TN, GO
5.00%, 04/01/30	80	87,206
5.00%, 04/01/30	50	53,338
County of Sumner Tennessee, GO
4.00%, 12/01/30	80	83,161
5.00%, 06/01/30	100	109,251
5.00%, 12/01/30	20	21,201
County of Williamson Tennessee, GO
5.00%, 04/01/30	70	73,204
5.00%, 04/01/30	25	26,720
Metropolitan Government of Nashville & Davidson County TN Electric Revenue, RB, 5.00%, 05/15/30	220	239,881
Metropolitan Government of Nashville & Davidson County Water & Sewer Revenue, RB
5.00%, 07/01/30	375	410,094
5.00%, 07/01/31	50	54,432
Metropolitan Nashville Airport Authority (The), RB
5.00%, 07/01/30	500	546,359
5.00%, 07/01/31	125	135,204
5.00%, 07/01/32	50	53,938
5.00%, 07/01/34	80	85,805
Metropolitan, Government of Nashville & Davidson County TN, GO
4.00%, 01/01/30	30	31,398
5.00%, 07/01/30	45	47,256
Security	Par (000)	Value
Tennessee (continued)
Metropolitan, Government of Nashville & Davidson County, GO, 5.00%, 01/01/30	$265	$287,420
State of Tennessee, GO
5.00%, 02/01/30	45	46,890
5.00%, 11/01/30	85	93,777
		5,521,993
Texas — 14.1%
Alamo Community College District, GOL
4.00%, 08/15/33	75	77,475
5.00%, 02/15/30	180	194,598
Aldine Independent School District, GO, 5.00%, 02/15/30 (PSF)	200	216,202
Allen Independent School District, GO, 5.00%, 02/15/30 (PSF)	100	108,439
Arlington Independent School District Texas, GO
4.00%, 02/15/31 (PSF)	175	182,092
5.00%, 02/15/30 (PSF)	515	559,235
Aubrey Independent School District, GO, 5.00%, 02/15/30 (PSF)	85	91,632
Austin Independent School District, GO
5.00%, 08/01/30	245	267,706
5.00%, 08/01/30 (PSF)	215	234,173
5.00%, 08/01/32 (PSF)	65	70,659
Barbers Hill Independent School District, GO, 5.00%, 02/15/30 (PSF)	115	124,446
Birdville Independent School District, GO, 5.00%, 02/15/30 (PSF)	20	20,832
Board of Regents of the University of Texas System, RB, 5.00%, 08/15/30	165	180,675
Carrollton-Farmers Branch Independent School District, GO, 5.00%, 02/15/31 (PSF)	85	91,755
Central Texas Regional Mobility Authority, RB
0.00%, 01/01/30(a)	100	89,286
5.00%, 01/01/30	280	301,056
Central Texas Turnpike System, RB, 0.00%, 08/15/30 (AMBAC)(a)	110	96,158
City of Arlington Texas, GOL
5.00%, 08/15/30	65	70,712
5.00%, 08/15/30	25	26,708
City of Austin Electric Utility Revenue, RB
5.00%, 11/15/30	210	230,070
5.00%, 11/15/30	20	21,510
City of Austin Texas, GOL
5.00%, 09/01/30	400	438,012
5.00%, 09/01/33	55	59,733
City of Austin TX Electric Utility Revenue, RB, 5.00%, 11/15/30	60	65,734
City of Austin TX Water & Wastewater System Revenue, RB, 5.00%, 11/15/30	50	54,935
City of Austin TX, GOL, 5.00%, 09/01/30	60	65,702
City of Austin Water & Wastewater System Revenue, RB, 5.00%, 11/15/30	255	280,171
City of Conroe Texas, GOL, 5.00%, 03/01/30	70	75,735
City of Conroe TX, GOL, 5.00%, 03/01/30	160	173,109
City of Corpus Christi TX, GOL
5.00%, 03/01/30	595	628,345
5.00%, 03/01/32	100	106,734
City of Dallas Texas, GOL
5.00%, 02/15/30	500	541,488
5.00%, 02/15/30	125	132,734
Schedule of Investments
14

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® iBonds® Dec 2030 Term Muni Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Texas (continued)
City of Dallas TX Waterworks & Sewer System Revenue, RB
5.00%, 10/01/30	$50	$52,650
5.00%, 10/01/31	65	70,949
City of Dallas TX, GOL
5.00%, 02/15/30	55	59,564
5.00%, 02/15/31	300	323,875
City of Denton Texas, GOL
3.00%, 02/15/33	155	152,575
5.00%, 02/15/30	440	475,519
City of Denton TX, GOL, 5.00%, 02/15/30	55	59,440
City of Fort Worth Texas, GOL, 5.00%, 03/01/30	45	48,772
City of Fort Worth TX Water & Sewer System Revenue, RB, 5.00%, 02/15/30	60	64,866
City of Fort Worth TX, GOL, 4.00%, 03/01/30	55	57,518
City of Fort Worth Water & Sewer System Revenue, RB, 3.00%, 02/15/34	115	111,773
City of Frisco Texas, GOL, 5.00%, 02/15/30	140	151,354
City of Garland TX Electric Utility System Revenue, RB, 5.00%, 03/01/30 (AG)	250	270,010
City of Garland Water & Sewer System Revenue, RB, 5.00%, 03/01/30	25	26,485
City of Greenville Texas, GOL, 3.00%, 02/15/32 (BAM)	95	94,446
City of Houston Airport System Revenue, RB, Series B, 5.00%, 07/01/30	145	152,234
City of Houston Combined Utility System Revenue, RB
5.00%, 11/15/30	340	372,647
Series D, 5.00%, 11/15/30	50	52,758
City of Houston Texas, GOL
5.00%, 03/01/30	65	70,301
5.00%, 03/01/30	400	424,433
City of Houston TX Combined Utility System Revenue, RB
5.00%, 11/15/30	300	328,940
5.00%, 11/15/31	100	109,308
City of Houston TX, GOL, 5.00%, 03/01/30	65	70,301
City of Irving Texas, GOL, 5.00%, 09/15/30	15	16,371
City of Irving TX, GOL, 5.00%, 09/15/30	100	109,141
City of League City Texas, GOL, 3.00%, 02/15/30	60	59,957
City of Lubbock Electric Light & Power System Revenue, RB, 5.00%, 04/15/30 (AG)	25	27,144
City of Lubbock Texas, GOL, 5.00%, 02/15/30	125	135,560
City of Lubbock TX Electric Light & Power System Revenue, RB, 5.00%, 04/15/30 (AG)	300	325,725
City of Lubbock Water & Wastewater System, RB, 4.00%, 02/15/30	35	36,052
City of Odessa Texas, GOL, 3.00%, 03/01/32	120	116,288
City of Plano Texas, GOL
2.00%, 09/01/33	100	89,715
3.00%, 09/01/30	125	125,314
5.00%, 09/01/30	125	129,962
City of San Antonio Electric & Gas Systems Revenue, RB
4.00%, 02/01/30	290	301,295
5.00%, 02/01/30	65	68,972
5.00%, 02/01/34	105	112,293
City of San Antonio Texas, GOL, 5.00%, 02/01/30	120	129,959
City of San Antonio TX Electric & Gas Systems Revenue, RB, 5.00%, 02/01/30	225	243,506
City of San Antonio TX, GOL
3.00%, 08/01/30	500	499,355
5.00%, 02/01/30	155	167,864
Security	Par (000)	Value
Texas (continued)
City of Waco TX, GOL, 5.00%, 02/01/30	$170	$183,730
Clear Creek Independent School District, GO, 5.00%, 02/15/30 (PSF)	570	618,316
Collin County Community College District, GOL, Series A, 5.00%, 08/15/30	110	117,692
Comal Independent School District, GO, 5.00%, 02/01/30 (PSF)	50	54,070
Conroe Independent School District, GO
3.00%, 02/15/32 (PSF)	100	99,871
4.00%, 02/15/32 (PSF)	80	83,063
5.00%, 02/15/30 (PSF)	740	803,283
County of Bexar Texas, GOL, 5.00%, 06/15/33	100	107,713
County of Bexar Texas, RB, 4.00%, 08/15/30	35	35,912
County of Collin Texas, GOL, 5.00%, 02/15/30	70	74,292
County of Collin TX, GOL, 5.00%, 02/15/30	115	124,456
County of Dallas TX, GOL, 5.00%, 08/15/30	155	169,013
County of Fort Bend Texas, GO, 5.00%, 03/01/30	90	97,238
County of Fort Bend TX Toll Road Revenue, RB, 5.00%, 03/01/30 (AG)	195	210,460
County of Fort Bend TX, GO, 5.00%, 03/01/30	35	37,815
County of Harris Texas, GO, 5.00%, 10/01/30	100	109,654
County of Harris Texas, GOL, 5.00%, 08/15/30	60	65,653
County of Harris Toll Road Revenue, RB
4.00%, 08/15/33	90	92,751
4.00%, 08/15/34	160	164,244
5.00%, 08/15/30	220	240,261
County of Harris TX Toll Road Revenue, RB
5.00%, 08/15/30	75	77,896
5.00%, 08/15/32	55	59,707
County of Harris TX, GO, 5.00%, 09/15/30	140	153,402
County of Harris TX, GOL, 5.00%, 10/01/30	105	115,136
County of Travis Texas, GOL, 5.00%, 03/01/30	60	65,121
County of Travis TX, GOL, 5.00%, 03/01/30	75	79,792
County of Williamson Texas, GOL, 5.00%, 02/15/30	235	253,092
Crowley Independent School District, GO, 0.00%, 08/01/30 (PSF)(a)	85	74,621
Cypress-Fairbanks Independent School District, GO
4.00%, 02/15/32 (PSF)	250	259,389
5.00%, 02/15/30 (PSF)	700	759,335
5.00%, 02/15/30 (PSF)	120	124,990
5.00%, 02/15/30 (PSF)	105	111,723
Dallas Area Rapid Transit, RB
5.00%, 12/01/30	145	156,323
5.00%, 12/01/30	230	250,333
5.00%, 12/01/31	20	21,715
Dallas Fort Worth International Airport, RB
4.00%, 11/01/34	65	66,757
5.00%, 11/01/30	710	778,504
5.00%, 11/01/31	190	207,324
5.00%, 11/01/32	155	168,640
Series A, 5.00%, 11/01/32	90	97,920
Dallas Independent School District, GO
5.00%, 02/15/30 (PSF)	505	548,376
5.00%, 02/15/30 (PSF)	140	149,041
5.00%, 02/15/56 (PSF)	1,000	1,072,848
Del Valle Independent School District Texas, GO
5.00%, 06/15/30 (PSF)	670	729,390
5.00%, 06/15/30	110	117,576
Denton Independent School District, GO
5.00%, 08/15/30	145	159,072
5.00%, 08/15/30 (PSF)	105	115,190
15
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® iBonds® Dec 2030 Term Muni Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Texas (continued)
DeSoto Independent School District, GO, 5.00%, 08/15/30 (PSF)	$100	$107,027
Elgin Independent School District, GO, 5.00%, 08/01/30 (PSF)	85	92,616
Fort Bend Independent School District, GO
5.00%, 08/15/30 (PSF)	205	224,110
5.00%, 08/15/30 (PSF)	55	59,116
Fort Worth Independent School District, GO, 5.00%, 02/15/30 (PSF)	190	206,177
Frisco Independent School District, GO, 5.00%, 02/15/30 (PSF)	300	324,978
Garland Independent School District, GO, 5.00%, 02/15/30 (PSF)	300	325,768
Georgetown Independent School District, GO
5.00%, 08/15/30	125	136,493
5.00%, 08/15/30 (PSF)	130	141,953
Grand Parkway Transportation Corp., RB, Series A, 5.00%, 10/01/30	140	146,058
Grapevine-Colleyville Independent School District, GO, 5.00%, 08/15/30 (PSF)	185	202,481
Harris County Flood Control District, GOL
5.00%, 09/15/30	75	81,759
5.00%, 10/01/30	125	136,359
5.00%, 10/01/30	420	449,928
5.00%, 10/01/31	170	184,968
Hays Consolidated Independent School District, GO, 5.00%, 02/15/30 (PSF)	525	568,122
Houston Independent School District, GOL, 5.00%, 02/15/30 (PSF)	125	130,040
Katy Independent School District, GO, 5.00%, 02/15/30 (PSF)	135	146,139
Keller Independent School District Texas, GO, 5.00%, 08/15/30	110	116,759
Klein Independent School District, GO
5.00%, 08/01/30 (PSF)	295	322,175
5.00%, 08/01/31	85	92,732
Lamar Consolidated Independent School District, GO
5.00%, 02/15/30	220	236,691
5.00%, 02/15/30 (PSF)	105	113,585
Laredo Independent School District, GO, 5.00%, 08/01/30 (PSF)	75	81,814
Leander Independent School District, GO
5.00%, 08/15/30 (PSF)	75	82,023
5.00%, 08/15/30 (PSF)	40	42,049
5.00%, 08/15/32 (PSF)	160	173,692
Lewisville Independent School District, GO, 5.00%, 08/15/30 (PSF)	115	126,161
Lower Colorado River Authority, RB
5.00%, 05/15/30	425	460,297
5.00%, 05/15/30 (AG)	140	151,939
5.00%, 05/15/30 (AGM)	360	390,701
5.00%, 05/15/30	170	180,698
5.00%, 05/15/34	120	128,268
Mesquite Independent School District, GO, 5.00%, 08/15/30 (PSF)	160	175,323
Metropolitan Transit Authority of Harris County Sales & Use Tax Revenue, RB
5.00%, 11/01/30	675	711,567
5.00%, 11/01/30	60	64,490
Midland Independent School District, GO, 5.00%, 02/15/30 (PSF)	75	81,357
Security	Par (000)	Value
Texas (continued)
New Hope Higher Education Finance Corp., RB, 5.00%, 03/15/30	$155	$167,929
North East Independent School District Texas, GO, 5.00%, 08/01/30 (PSF)	30	32,789
North Texas Municipal Water District Upper East Fork Wastewater Interceptor System, RB
3.00%, 06/01/33	135	133,060
3.00%, 06/01/34	165	159,788
5.00%, 06/01/30	20	21,777
North Texas Municipal Water District Water System Revenue, RB
4.00%, 09/01/30	205	215,056
4.00%, 09/01/31	195	203,782
5.00%, 09/01/30	80	87,465
North Texas Tollway Authority, RB
0.00%, 01/01/30 (AGC)(a)	465	417,136
5.00%, 01/01/30	90	96,933
Northside Independent School District, GO
4.00%, 08/15/32 (PSF)	50	52,113
5.00%, 08/15/30 (PSF)	275	301,103
5.00%, 08/15/31 (PSF)	60	65,191
Northwest Independent School District, GO
4.00%, 02/15/34 (PSF)	120	123,735
5.00%, 02/15/30 (PSF)	270	292,177
5.00%, 02/15/31 (PSF)	60	64,768
Pasadena Independent School District, GO, 5.00%, 02/15/30 (PSF)	205	221,915
Permanent University Fund - University of Texas System, RB, 5.25%, 07/01/30	100	110,260
Pflugerville Independent School District, GO
5.00%, 02/15/33 (PSF)	140	150,357
5.00%, 02/15/34 (PSF)	80	85,724
Plano Independent School District, GO, 5.00%, 02/15/30	145	156,759
Port Authority of Houston of Harris County Texas, RB, 5.00%, 10/01/30	75	81,458
Prosper Independent School District, GO
5.00%, 02/15/30 (PSF)	225	244,072
5.00%, 02/15/30 (PSF)	110	114,398
Richardson Independent School District, GO, 5.00%, 02/15/30 (PSF)	100	108,401
Rockwall Independent School District, GO, 5.00%, 02/15/30	20	21,680
Round Rock Independent School District, GO
5.00%, 08/01/30 (PSF)	75	81,909
5.00%, 08/01/30 (PSF)	285	299,823
San Antonio Independent School District Texas, GO
5.00%, 08/15/30 (PSF)	380	415,262
5.00%, 08/15/30 (PSF)	75	78,875
San Antonio Water System, RB
5.00%, 05/15/30	415	451,385
5.00%, 05/15/32	320	346,123
Spring Branch Independent School District, GO, 5.00%, 02/01/30 (PSF)	195	211,673
Spring Independent School District, GO, 5.00%, 08/15/30	195	211,888
State of Texas, GO, 2.80%, 10/01/41	475	472,446
Tarrant County College District, GOL
4.00%, 08/15/32	200	208,839
4.00%, 08/15/33	135	140,280
5.00%, 08/15/30	30	32,636
5.00%, 08/15/31	200	217,536
Schedule of Investments
16

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® iBonds® Dec 2030 Term Muni Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Texas (continued)
Tarrant Regional Water District Water Supply System Revenue, RB, 5.00%, 03/01/30	$120	$130,151
Tarrant Regional Water District, RB, 4.00%, 09/01/30	145	150,852
Temple Independent School District Texas, GO, 5.00%, 02/01/30 (PSF)	65	70,316
Texas A&M University, RB, 5.00%, 05/15/30	200	218,257
Texas Department of Transportation State Highway Fund, RB, 5.00%, 10/01/30	160	175,236
Texas State University System, RB, 5.00%, 03/15/30	100	106,447
Texas Tech University System, RB, 5.00%, 02/15/30	60	65,000
Texas Transportation Commission, GO, 5.00%, 04/01/30	100	108,541
Texas Water Development Board, RB
5.00%, 04/15/30	150	163,387
5.00%, 08/01/30	380	415,981
5.00%, 10/15/30	200	219,679
5.00%, 08/01/33	155	168,080
Series B, 5.00%, 04/15/30	100	105,648
Trinity River Authority Central Regional Wastewater System Revenue, RB
3.00%, 08/01/32	150	148,630
5.00%, 08/01/30	200	218,620
5.00%, 08/01/30	90	96,491
Trinity River Authority Denton Creek Wastewater Treatment System Revenue, RB, 5.00%, 02/01/31	150	162,337
Tyler Independent School District, GO, 5.00%, 02/15/30 (PSF)	65	70,436
University of North Texas System, RB
5.00%, 04/15/30	60	65,146
5.00%, 04/15/31	55	59,633
Wylie Independent School District, GO, 4.00%, 08/15/32 (PSF)	25	26,056
Wylie Independent School District/Collin County, GO, 5.00%, 08/15/30 (PSF)	65	70,921
		39,746,501
Utah — 1.2%
Alpine School District Utah, GO, 4.00%, 03/15/30 (GTD)	135	141,579
Central Utah Water Conservancy District, GOL, 4.00%, 04/01/30	185	194,243
Central Valley Water Reclamation Facility, RB, 5.00%, 03/01/30	185	200,992
City of Provo Utah, GO, 5.00%, 01/01/30	25	26,009
City of Salt Lake City Public Utilities Revenue, RB, 5.00%, 02/01/30	60	63,926
City of Salt Lake City UT Airport Revenue, RB, 5.00%, 07/01/30	55	59,941
County of Utah Transportation Sales Tax Revenue, RB, 5.00%, 12/01/30	50	54,028
Davis School District, GO, 5.00%, 06/01/30 (GTD)	115	125,774
Intermountain Power Agency, RB, 5.00%, 07/01/30	520	565,236
Local Building Authority of Alpine School District, RB, 5.00%, 03/15/30	25	27,209
Nebo School District Local Building Authority, RB, 5.00%, 07/01/30	115	125,525
Park City School District, GO, 5.00%, 02/01/30 (GTD)	25	27,157
University of Utah (The), RB
5.00%, 08/01/30	375	410,366
5.00%, 08/01/32	190	206,477
5.00%, 08/01/34	95	102,766
University of Utah.(The), RB
5.00%, 08/01/30	160	175,089
5.00%, 08/01/30	40	41,977
Security	Par (000)	Value
Utah (continued)
5.00%, 08/01/33	$145	$157,227
Utah State Building Ownership Authority, RB, 5.00%, 05/15/30	580	631,295
Utah Transit Authority, RB, 5.00%, 06/15/30	75	82,001
		3,418,817
Vermont — 0.0%
State of Vermont, GO, 4.00%, 08/15/30	55	57,893
University of Vermont & State Agricultural College, RB, 5.00%, 10/01/30	30	32,232
Vermont Municipal Bond Bank, RB, 5.00%, 12/01/30	20	22,049
		112,174
Virginia — 2.3%
City of Alexandria Virginia, GO, 5.00%, 07/15/30 (SAW)	75	82,288
City of Hampton VA, GO, 5.00%, 09/01/30 (SAW)	20	21,099
City of Norfolk Virginia, GO, 5.00%, 08/01/30 (SAW)	30	31,587
City of Richmond Virginia, GO
3.00%, 07/15/32	160	160,143
3.00%, 07/15/33	35	34,870
City of Virginia Beach Storm Water Utility Revenue, RB
3.00%, 11/15/32	55	54,822
3.00%, 11/15/33	85	84,154
City of Virginia Beach VA, GO, 5.00%, 02/01/30 (SAW)	205	223,141
City of Virginia Beach Virginia, GO, 5.00%, 04/01/30	20	20,922
Commonwealth of Virginia, GO
3.00%, 06/01/32	20	20,028
Series A, 5.00%, 06/01/30	40	42,000
County of Arlington Virginia, GO, 5.00%, 08/15/30	15	15,806
County of Fairfax VA, GO
4.00%, 10/01/30 (SAW)	70	74,026
5.00%, 10/01/32 (SAW)	110	119,112
5.00%, 10/01/33 (SAW)	100	108,032
Series A, 5.00%, 10/01/31 (SAW)	50	54,314
County of Henrico Virginia, GO, 5.00%, 08/01/30 (SAW)	20	21,063
County of Henrico Water & Sewer Revenue, RB, 5.00%, 05/01/30	330	360,651
County of Loudoun Virginia, GO
3.00%, 12/01/32 (SAW)	120	118,656
5.00%, 12/01/30 (SAW)	180	198,844
Fairfax County Water Authority, RB, 5.00%, 04/01/30	35	37,447
Hampton Roads Transportation Accountability Commission, RB
5.00%, 07/01/30	70	72,689
5.00%, 07/01/33	280	305,210
Virginia Beach Development Authority, RB, 4.00%, 04/15/32	265	276,962
Virginia College Building Authority, RB
5.00%, 02/01/30	790	856,136
5.00%, 09/01/30 (SAW)	85	93,034
5.00%, 02/01/31	345	373,089
5.00%, 02/01/32	240	258,833
Virginia Commonwealth Transportation Board, RB
4.00%, 09/15/34	65	67,358
5.00%, 05/15/30	270	295,058
5.00%, 05/15/30	25	26,760
5.00%, 03/15/33	140	152,661
Virginia Public Building Authority, RB
5.00%, 08/01/30	310	339,732
5.00%, 08/01/30 (ETM)	25	27,191
5.00%, 08/01/33	285	309,842
17
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® iBonds® Dec 2030 Term Muni Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Virginia (continued)
Virginia Public School Authority, RB
4.00%, 10/01/30 (SAW)	$330	$348,980
5.00%, 08/01/30 (SAW)	355	388,000
5.00%, 08/01/30 (ST INTERCEPT)	40	43,718
Virginia Resources Authority Clean Water Revolving Fund, RB
3.00%, 10/01/34	45	44,541
5.00%, 10/01/31	85	93,116
Virginia Resources Authority, RB, 5.00%, 11/01/30	110	121,005
		6,376,920
Washington — 4.1%
Central Puget Sound Regional Transit Authority, RB, 5.00%, 11/01/30	75	82,674
City of Seattle Drainage & Wastewater Revenue, RB, 4.00%, 09/01/30	230	242,669
City of Seattle Municipal Light & Power Revenue, RB
4.00%, 07/01/31	160	167,706
5.00%, 02/01/30	50	54,258
5.00%, 03/01/30	145	157,590
5.00%, 07/01/30	60	65,615
5.00%, 10/01/30	120	131,776
City of Seattle WA Municipal Light & Power Revenue, RB, 4.00%, 01/01/30	80	81,738
City of Seattle WA Water System Revenue, RB, 5.00%, 08/01/30	90	98,598
City of Seattle Washington, GOL
2.00%, 08/01/31	40	37,101
Series A, 5.00%, 12/01/30	195	215,068
City of Tacoma Electric System Revenue, RB, 5.00%, 01/01/30	45	48,660
City of Tacoma Sewer Revenue, RB, 5.00%, 12/01/30	100	110,018
City of Tacoma Washington, GOL, 5.00%, 12/01/30	185	203,702
Clark County Public Utility District No. 1 Electric Revenue, RB
5.00%, 01/01/30	55	59,453
5.00%, 01/01/34	60	64,034
Clark County Public Utility District No. 1 Generating System Revenue, RB, 5.00%, 01/01/30	165	178,358
Clark County Public Utility District No. 1 Water Revenue, RB, 5.00%, 01/01/30	60	64,989
Clark County School District No. 114 Evergreen, GO
4.00%, 12/01/33 (GTD)	45	46,702
5.00%, 12/01/30	80	87,213
5.00%, 12/01/31 (GTD)	110	119,538
Clark County School District No. 37 Vancouver, GO
5.00%, 12/01/30 (GTD)	185	195,237
5.00%, 12/01/30	50	53,357
County of King Sewer Revenue, RB
4.00%, 01/01/32	100	103,508
5.00%, 01/01/30	45	48,791
County of King WA, GOL, 5.00%, 12/01/30	50	55,009
County of King Washington, GOL
5.00%, 01/01/30	20	21,283
5.00%, 07/01/30	160	174,897
5.00%, 12/01/30	25	27,505
County of Kitsap Sewer Revenue, RB, 5.00%, 12/01/30	45	48,625
County of Pierce Washington, GOL, 5.00%, 07/01/30	70	75,189
County of Snohomish Washington, GOL
4.00%, 12/01/30	100	104,058
5.00%, 12/01/30	35	38,506
5.00%, 12/01/30	275	300,576
Security	Par (000)	Value
Washington (continued)
Energy Northwest, RB
4.00%, 07/01/30	$365	$383,808
5.00%, 07/01/33	230	249,205
Grant County Public Utility District No. 2 Priest Rapids Hydroelectric Project, RB, 5.00%, 01/01/30	70	75,693
King County School District No. 210 Federal Way, GO, 4.00%, 12/01/30 (GTD)	120	125,039
King County School District No. 403 Renton, GO
5.00%, 12/01/30 (GTD)	85	93,516
5.00%, 12/01/30 (GTD)	130	140,538
King County School District No. 405 Bellevue, GO, 5.00%, 12/01/30 (GTD)	190	208,863
King County School District No. 411 Issaquah, GO, 5.00%, 12/01/30 (GTD)	45	49,570
Pierce County School District No. 10 Tacoma, GO
4.00%, 12/01/33 (GTD)	45	46,615
4.00%, 12/01/34 (GTD)	70	72,169
5.00%, 12/01/30	235	258,544
5.00%, 12/01/30 (GTD)	290	319,054
Pierce County School District No. 403 Bethel, GO
4.00%, 12/01/30 (GTD)	140	147,097
5.00%, 12/01/30 (GTD)	80	85,518
Port of Seattle WA, RB, 5.00%, 06/01/30	125	136,351
Port of Seattle Washington, RB, 5.00%, 03/01/30	215	233,496
Snohomish County Public Utility District No. 1 Electric System Revenue, RB, 5.00%, 12/01/30	145	159,527
Spokane County School District No. 356 Central Valley, GO, 5.00%, 12/01/30 (GTD)	100	109,837
Spokane County School District No. 81 Spokane, GO, 5.00%, 12/01/30 (GTD)	85	93,516
State of Washington, COP, 5.00%, 07/01/30	250	273,087
State of Washington, GO
0.00%, 06/01/30 (NPFGC)(a)	180	159,546
4.00%, 07/01/30	100	105,355
5.00%, 02/01/30	495	538,082
5.00%, 06/01/30	195	213,230
5.00%, 07/01/30	655	717,384
5.00%, 08/01/30	580	636,144
5.00%, 08/01/30	25	26,910
5.00%, 02/01/31	255	275,870
5.00%, 08/01/31	165	179,946
5.00%, 06/01/32	380	412,070
5.00%, 06/01/33	145	156,860
5.00%, 08/01/33	160	173,502
5.00%, 06/01/34	110	118,790
Series C, 5.00%, 02/01/30	75	81,528
Series C, 5.00%, 02/01/30	165	171,974
University of Washington, RB
5.00%, 04/01/30	475	516,494
5.00%, 04/01/32	305	329,809
		11,638,538
West Virginia — 0.4%
State of West Virginia, GO
5.00%, 06/01/30	55	60,128
5.00%, 06/01/30	195	208,777
5.00%, 12/01/30	85	90,927
West Virginia Parkways Authority, RB
5.00%, 06/01/30	225	245,159
5.00%, 06/01/30	180	188,705
Schedule of Investments
18

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® iBonds® Dec 2030 Term Muni Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
West Virginia (continued)
West Virginia Water Development Authority, RB, 5.00%, 07/01/30	$185	$202,000
		995,696
Wisconsin — 1.7%
City of Madison Wisconsin, GO
4.00%, 10/01/30	90	93,628
5.00%, 10/01/30	220	241,581
City of Milwaukee WI, GO, 5.00%, 12/01/30 (AG)	400	434,653
Green Bay Area Public School District, GO, 5.00%, 04/01/30	315	342,737
Milwaukee Metropolitan Sewerage District, GO
4.00%, 10/01/30	135	141,052
5.00%, 10/01/30	60	65,859
5.00%, 10/01/31	125	136,880
5.00%, 10/01/32	205	223,843
State of Wisconsin Environmental Improvement Fund Revenue, RB
4.00%, 06/01/32	400	418,527
4.00%, 06/01/33	90	93,904
5.00%, 06/01/30	75	81,932
State of Wisconsin, GO
5.00%, 05/01/30	1,145	1,250,437
5.00%, 05/01/30	65	68,134
5.00%, 05/01/30	145	155,140
5.00%, 05/01/33	125	135,746
5.00%, 05/01/34	70	75,753
Wisconsin Department of Transportation, RB
5.00%, 07/01/30	425	464,933
Security	Par (000)	Value
Wisconsin (continued)
5.00%, 07/01/31	$150	$163,753
5.00%, 07/01/33	130	141,063
		4,729,555
Total Long-Term Investments — 98.9% (Cost: $278,742,825)		278,802,738
	Shares
Short-Term Securities
Money Market Funds — 0.3%
BlackRock Liquidity Funds: MuniCash, 3.31%(c)(d)	884,280	884,368
Total Short-Term Securities — 0.3% (Cost: $884,368)		884,368
Total Investments — 99.2% (Cost: $279,627,193)		279,687,106
Other Assets Less Liabilities — 0.8%		2,370,165
Net Assets — 100.0%		$282,057,271

(a)	Zero-coupon bond.
(b)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/26	Shares Held at 04/30/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds: MuniCash	$566,102	$318,266 (a)	$—	$—	$—	$884,368	884,280	$10,043	$—

(a)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Debt Obligations	$—	$278,802,738	$—	$278,802,738
19
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® iBonds® Dec 2030 Term Muni Bond ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$884,368	$—	$—	$884,368
	$884,368	$278,802,738	$—	$279,687,106
See notes to financial statements.
Schedule of Investments
20

Statement of Assets and Liabilities (unaudited)
April 30, 2026

iShares iBonds Dec 2030 Term Muni Bond ETF
ASSETS
Investments, at value—unaffiliated(a)	$278,802,738
Investments, at value—affiliated(b)	884,368
Cash	27
Receivables:
Dividends—affiliated	2,204
Interest—unaffiliated	3,481,667
Total assets	283,171,004
LIABILITIES
Payables:
Investments purchased	1,072,864
Investment advisory fees	40,869
Total liabilities	1,113,733
Commitments and contingent liabilities
NET ASSETS	$282,057,271
NET ASSETS CONSIST OF
Paid-in capital	$281,402,646
Accumulated earnings	654,625
NET ASSETS	$282,057,271
NET ASSET VALUE
Shares outstanding	10,900,000
Net asset value	$25.88
Shares authorized	Unlimited
Par value	None
(a) Investments, at cost—unaffiliated	$278,742,825
(b) Investments, at cost—affiliated	$884,368
See notes to financial statements.
21
2026 iShares Semi-Annual Financial Statements and Additional Information

Statement of Operations (unaudited)
Six Months Ended April 30, 2026

iShares iBonds Dec 2030 Term Muni Bond ETF
INVESTMENT INCOME
Dividends—affiliated	$10,043
Interest—unaffiliated	3,219,520
Total investment income	3,229,563
EXPENSES
Investment advisory	209,908
Total expenses	209,908
Less:
Investment advisory fees waived	(936)
Total expenses after fees waived	208,972
Net investment income	3,020,591
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated	(11,310)
(11,310)
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated	(1,689,820)
(1,689,820)
Net realized and unrealized loss	(1,701,130)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,319,461
See notes to financial statements.
Statement of Operations
22

Statement of Changes in Net Assets

	iShares iBonds Dec 2030 Term Muni Bond ETF
	Six Months Ended 04/30/26 (unaudited)	Year Ended 10/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$3,020,591	$1,862,420
Net realized loss	(11,310)	—
Net change in unrealized appreciation (depreciation)	(1,689,820)	1,808,148
Net increase in net assets resulting from operations	1,319,461	3,670,568
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(2,749,977)	(1,548,826)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	123,707,027	144,968,036
NET ASSETS
Total increase in net assets	122,276,511	147,089,778
Beginning of period	159,780,760	12,690,982
End of period	$282,057,271	$159,780,760

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
23
2026 iShares Semi-Annual Financial Statements and Additional Information

Financial Highlights
(For a share outstanding throughout each period)

	iShares iBonds Dec 2030 Term Muni Bond ETF
	Six Months Ended 04/30/26 (unaudited)	Year Ended 10/31/25	Period From 05/22/24(a) to 10/31/24
Net asset value, beginning of period	$25.98	$25.38	$25.00
Net investment income(b)	0.33	0.72	0.31
Net realized and unrealized gain (loss)(c)	(0.11)	0.51	0.28
Net increase from investment operations	0.22	1.23	0.59
Distributions from net investment income(d)	(0.32)(e)	(0.63)	(0.21)
Net asset value, end of period	$25.88	$25.98	$25.38
Total Return(f)
Based on net asset value	0.84%(g)	4.90%	2.37%(g)
Ratios to Average Net Assets(h)
Total expenses	0.18%(i)	0.18%	0.18%(i)
Total expenses after fees waived	0.18%(i)	0.18%	0.18%(i)
Net investment income	2.59%(i)	2.80%	2.73%(i)
Supplemental Data
Net assets, end of period (000)	$282,057	$159,781	$12,691
Portfolio turnover rate(j)	1%	0%	0%
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f) Where applicable, assumes the reinvestment of distributions.
(g) Not annualized.
(h) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i) Annualized.
(j) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights
24

Notes to Financial Statements (unaudited)
1. ORGANIZATION
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following fund (the “Fund”):
iShares ETF	Diversification Classification
iBonds Dec 2030 Term Muni Bond	Non-diversified
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Cash: The Fund may maintain cash at its custodian which, at times may exceed United States federally insured limits. The Fund may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Fund. Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Fund’s tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Fund.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Segment Reporting: The Chief Financial Officer acts as the Fund’s Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund’s financial statements.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment  Valuation Policies: The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date.  U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Company (the “Board”) of the Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Fund’s investment adviser, as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
• Fixed-income investments and certain derivative instruments for which market quotations are readily available are generally valued using the last available bid price (including evaluated prices) provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots of securities in certain asset classes may trade at lower prices than institutional round lots, and the value ultimately realized when the securities are sold could differ from the prices used by a fund. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including
25
2026 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless BFA determines such method does not represent fair value.
• Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).  The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair  Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level  2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.
5. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of the Fund’s assets.  BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Fund, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to the Fund, BFA is entitled to an annual investment advisory fee of 0.18%, accrued daily and paid monthly by the Funds, based on the average daily net assets of the Fund.
Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses, if any, is a fund’s total annual operating expenses. Total expenses as shown in the Statement of Operations does not include acquired fund fees and expenses.
BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through the termination date of the Fund, in an amount equal to acquired fund fees and expenses, if any, attributable to the Fund’s investments in other funds advised by BFA or its affiliates.
Notes to Financial Statements
26

Notes to Financial Statements (unaudited) (continued)
This amount is included in investment advisory fees waived in the Statement of Operations. For the six months ended April 30, 2026, the amounts waived in investment advisory fees pursuant to this arrangement were as follows:
iShares ETF	Amounts Waived
iBonds Dec 2030 Term Muni Bond	$936
Distributor: BlackRock Investments, LLC ("BRIL"), an affiliate of BFA, is the distributor for the Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Fund.
Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.
Other Transactions: The Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate.  The income earned on these temporary cash investments is shown as dividends – affiliated in the Statement of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
6. PURCHASES AND SALES
For the six months ended April 30, 2026, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
iShares ETF	Purchases	Sales
iBonds Dec 2030 Term Muni Bond	$125,911,849	$1,289,637
There were no in-kind transactions for the six months ended April 30, 2026.
7. INCOME TAX INFORMATION
The Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes.  It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Fund as of April 30, 2026, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Fund’s NAV.
As of April 30, 2026, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
iBonds Dec 2030 Term Muni Bond	$279,627,193	$994,579	$(934,666)	$59,913
8. PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations.  Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve the Fund’s investment objective. The Fund is not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
Market Risk: The Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Fund to reinvest in lower yielding securities. The Fund may also be exposed to reinvestment risk, which is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Fund portfolio’s current earnings rate.
27
2026 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
The Fund invests a significant portion of its assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Fund may be subject to a greater risk of rising interest rates during a period of historically low interest rates. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Fund’s performance.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
9. CAPITAL SHARE TRANSACTIONS
Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of the Fund are not redeemable.
Transactions in capital shares were as follows:
	Six Months Ended 04/30/26		Year Ended 10/31/25
iShares ETF	Shares	Amount	Shares	Amount
iBonds Dec 2030 Term Muni Bond
Shares sold	4,750,000	$123,707,027	5,650,000	$144,968,036
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash.  Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars.  Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash.  Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Fund using a clearing facility outside of the continuous net settlement process, the Fund, at its sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized
Notes to Financial Statements
28

Notes to Financial Statements (unaudited) (continued)
Participant, the Fund’s custodian, and the Fund. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the Fund may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statement of Assets and Liabilities.
10. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
29
2026 iShares Semi-Annual Financial Statements and Additional Information

Additional Information
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
 • Go to icsdelivery.com.
 • If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Fund, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Fund from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com.
Additional Information
30

Glossary of Terms Used in these Financial Statements

Portfolio Abbreviation
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	Ambac Assurance Corp.
BAM	Build America Mutual Assurance Co.
COP	Certificates of Participation
ETM	Escrowed to Maturity
GO	General Obligation
GOL	General Obligation Limited
GTD	Guaranteed
NPFGC	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
Q-SBLF	Qualified School Bond Loan Fund
RB	Revenue Bonds
SAW	State Aid Withholding
SCSDE	South Carolina State Department of Education
ST	Special Tax
31
2026 iShares Semi-Annual Financial Statements and Additional Information

Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices LLC, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

April 30, 2026

2026 Semi-Annual Financial Statements and Additional Information (Unaudited)

iShares Trust
• iShares iBonds 2026 Term High Yield and Income ETF | IBHF | Cboe BZX Exchange
• iShares iBonds 2027 Term High Yield and Income ETF | IBHG | Cboe BZX Exchange
• iShares iBonds 2031 Term High Yield and Income ETF | IBHK | Cboe BZX Exchange

2

Schedule of Investments (unaudited)
April 30, 2026
iShares® iBonds® 2026 Term High Yield and Income ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Aerospace & Defense — 1.5%
Boeing Co.(The)
2.25%, 06/15/26	$50	$49,860
3.10%, 05/01/26	780	780,000
Incora Top Holdco LLC, 6.00%, 01/31/33(a)(b)(c)	24	5,892
L3Harris Technologies, Inc., 3.85%, 12/15/26	1,105	1,102,231
RTX Corp.
2.65%, 11/01/26(d)	635	630,342
5.75%, 11/08/26	2,500	2,517,479
Spirit AeroSystems, Inc., 3.85%, 06/15/26	10,046	10,014,089
		15,099,893
Agriculture — 0.4%
Altria Group, Inc., 2.63%, 09/16/26	1,115	1,108,732
BAT Capital Corp., 3.22%, 09/06/26(d)	2,085	2,078,093
Bunge Ltd. Finance Corp., 3.25%, 08/15/26	810	807,313
		3,994,138
Airlines — 3.4%
Air Canada, 3.88%, 08/15/26(e)	27,444	27,374,475
Air Canada Pass Through Trust, Series 2020-1, Class C, 10.50%, 07/15/26(e)	5,437	5,499,062
American Airlines Pass-Through Trust, Series 2014-1, Class A, 3.70%, 04/01/28(d)	694	690,943
Southwest Airlines Co., 3.00%, 11/15/26	775	768,323
		34,332,803
Apparel — 1.7%
Under Armour, Inc., 3.25%, 06/15/26	17,055	17,022,596
Auto Manufacturers — 5.0%
Ford Motor Co., 4.35%, 12/08/26	6,935	6,913,434
Ford Motor Credit Co. LLC
2.70%, 08/10/26	5,730	5,699,007
4.54%, 08/01/26	5,425	5,423,370
5.13%, 11/05/26	4,100	4,105,491
6.95%, 06/10/26	1,280	1,280,479
General Motors Financial Co., Inc.
1.50%, 06/10/26	2,515	2,507,373
4.00%, 10/06/26	1,625	1,622,697
Nissan Motor Acceptance Co. LLC
1.85%, 09/16/26(e)	16,840	16,612,066
6.95%, 09/15/26(d)(e)	5,294	5,327,270
		49,491,187
Banks — 2.1%
Barclays PLC, 5.20%, 05/12/26	4,210	4,210,919
Citigroup, Inc., 4.30%, 11/20/26	2,145	2,146,195
Citizens Financial Group, Inc., 2.85%, 07/27/26(d)	1,250	1,245,219
Cooperatieve Rabobank UA, 3.75%, 07/21/26	3,650	3,643,559
HSBC Holdings PLC, 4.38%, 11/23/26(d)	2,085	2,084,198
Keybank National Association, 3.40%, 05/20/26	1,005	1,004,363
Morgan Stanley, 4.35%, 09/08/26	4,730	4,727,143
Santander Holdings USA, Inc., 3.24%, 10/05/26	1,935	1,925,859
		20,987,455
Beverages — 0.5%
Constellation Brands, Inc., 3.70%, 12/06/26	1,265	1,260,442
Keurig Dr Pepper, Inc., 2.55%, 09/15/26(d)	1,260	1,251,286
Molson Coors Beverage Co., 3.00%, 07/15/26	2,785	2,776,796
		5,288,524
Biotechnology — 0.4%
Amgen, Inc., 2.60%, 08/19/26	3,205	3,188,668
Security	Par (000)	Value
Biotechnology (continued)
Illumina, Inc., 4.65%, 09/09/26	$1,160	$1,160,316
		4,348,984
Building Materials — 0.1%
Owens Corning, 3.40%, 08/15/26(d)	1,220	1,215,627
Chemicals — 5.2%
Celanese U.S. Holdings LLC, 1.40%, 08/05/26	16,795	16,623,645
FMC Corp., 3.20%, 10/01/26(d)	32,625	32,424,053
Nutrien Ltd., 4.00%, 12/15/26	880	878,272
Westlake Corp., 3.60%, 08/15/26(d)	1,465	1,463,065
		51,389,035
Commercial Services — 2.9%
Block, Inc., 2.75%, 06/01/26(d)	23,962	23,906,081
Hertz Corp. (The), 4.63%, 12/01/26(d)(e)	4,725	4,560,025
		28,466,106
Computers — 1.5%
CGI, Inc., 1.45%, 09/14/26(d)	1,310	1,296,760
Dell International LLC/EMC Corp., 4.90%, 10/01/26	3,780	3,785,834
DXC Technology Co., 1.80%, 09/15/26	1,431	1,416,140
Hewlett Packard Enterprise Co., 4.45%, 09/25/26	2,540	2,542,958
HP, Inc., 1.45%, 06/17/26	975	971,351
Kyndryl Holdings, Inc., 2.05%, 10/15/26(d)	4,940	4,876,707
		14,889,750
Diversified Financial Services — 9.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 2.45%, 10/29/26	7,825	7,757,910
Aircastle Ltd., 4.25%, 06/15/26	1,240	1,239,290
Capital One Financial Corp., 3.75%, 07/28/26	4,165	4,157,665
Jefferson Capital Holdings LLC, 6.00%, 08/15/26(e)	8,591	8,584,375
Nasdaq, Inc., 3.85%, 06/30/26	405	404,518
Navient Corp., 6.75%, 06/15/26	14,521	14,547,810
Nomura Holdings, Inc., 1.65%, 07/14/26	2,530	2,516,476
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 2.88%, 10/15/26(d)(e)	29,033	28,773,283
SLM Corp., 3.13%, 11/02/26	22,496	22,209,379
Sumisho Air Lease Corp.
1.88%, 08/15/26	3,715	3,685,764
3.75%, 06/01/26	785	784,457
5.30%, 06/25/26	1,145	1,145,758
Synchrony Financial, 3.70%, 08/04/26	1,375	1,372,485
Voya Financial, Inc., 3.65%, 06/15/26	85	84,923
		97,264,093
Electric — 2.5%
Algonquin Power & Utilities Corp., 5.37%, 06/15/26(f)	2,175	2,176,322
Ameren Corp., 5.70%, 12/01/26	1,440	1,450,398
CenterPoint Energy, Inc., 1.45%, 06/01/26	940	937,868
Cleco Corporate Holdings LLC, 3.74%, 05/01/26	460	460,000
CMS Energy Corp., 3.00%, 05/15/26	55	54,976
Dominion Energy, Inc., Series D, 2.85%, 08/15/26(d)	760	757,058
DTE Energy Co., 2.85%, 10/01/26	1,310	1,302,582
Duke Energy Corp., 2.65%, 09/01/26	3,190	3,172,605
Emera U.S. Finance LP, 3.55%, 06/15/26	1,105	1,103,026
Enel Americas SA, 4.00%, 10/25/26	1,435	1,431,100
Entergy Corp., 2.95%, 09/01/26	1,680	1,672,658
Eversource Energy
4.75%, 05/15/26	70	70,013
Series U, 1.40%, 08/15/26(d)	690	684,053
Fortis, Inc./Canada, 3.06%, 10/04/26	2,440	2,424,064
ITC Holdings Corp., 3.25%, 06/30/26	815	813,451
3
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® iBonds® 2026 Term High Yield and Income ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
PPL Capital Funding, Inc., 3.10%, 05/15/26	$280	$279,831
Sempra, 5.40%, 08/01/26	1,385	1,387,611
Southern Co. (The), 3.25%, 07/01/26	1,420	1,417,868
Southwestern Electric Power Co., Series K, 2.75%, 10/01/26(d)	1,175	1,167,862
WEC Energy Group, Inc., 5.60%, 09/12/26(d)	750	752,960
Xcel Energy, Inc., 3.35%, 12/01/26	1,320	1,313,067
		24,829,373
Electronics — 0.3%
Fortive Corp., 3.15%, 06/15/26	1,815	1,812,239
TD SYNNEX Corp., 1.75%, 08/09/26	1,575	1,562,864
		3,375,103
Entertainment — 1.8%
Empire Resorts, Inc., 7.75%, 11/01/26(e)	18,032	17,621,840
Environmental Control — 0.2%
Veralto Corp., 5.50%, 09/18/26	1,615	1,620,468
Food — 1.0%
Conagra Brands, Inc., 5.30%, 10/01/26	1,420	1,424,397
Flowers Foods, Inc., 3.50%, 10/01/26	965	960,013
Ingredion, Inc., 3.20%, 10/01/26	1,205	1,199,748
Kraft Heinz Foods Co., 3.00%, 06/01/26	3,730	3,725,095
Kroger Co. (The), 2.65%, 10/15/26(d)	1,680	1,667,897
Sysco Corp., 3.30%, 07/15/26	1,390	1,387,053
		10,364,203
Gas — 0.1%
National Fuel Gas Co., 5.50%, 10/01/26	835	838,467
Southern Co. Gas Capital Corp., 3.25%, 06/15/26	135	134,794
		973,261
Health Care - Products — 0.2%
Agilent Technologies, Inc., 3.05%, 09/22/26(d)	660	656,933
Baxter International, Inc., 2.60%, 08/15/26(d)	1,155	1,148,544
		1,805,477
Health Care - Services — 4.3%
Elevance Health, Inc., 4.50%, 10/30/26	680	680,537
HCA, Inc.
5.25%, 06/15/26	490	490,333
5.38%, 09/01/26	5,525	5,529,273
IQVIA, Inc., 5.00%, 10/15/26(d)(e)	33,510	33,512,249
Laboratory Corp. of America Holdings, 1.55%, 06/01/26	955	952,167
Universal Health Services, Inc., 1.65%, 09/01/26	1,655	1,639,483
		42,804,042
Holding Companies - Diversified — 5.0%
Ares Capital Corp., 2.15%, 07/15/26(d)	7,040	7,002,248
Bain Capital Specialty Finance, Inc., 2.55%, 10/13/26(d)	755	746,523
Barings BDC, Inc., 3.30%, 11/23/26(d)	815	806,390
Blackstone Private Credit Fund, 2.63%, 12/15/26	8,800	8,670,890
Blackstone Secured Lending Fund, 2.75%, 09/16/26	5,435	5,389,206
Blue Owl Capital Corp., 3.40%, 07/15/26	7,055	7,028,696
Blue Owl Capital Corp. II, 8.45%, 11/15/26	880	891,063
Blue Owl Credit Income Corp., 3.13%, 09/23/26(d)	890	880,332
Golub Capital BDC, Inc., 2.50%, 08/24/26	4,720	4,679,424
Main Street Capital Corp., 3.00%, 07/14/26(d)	4,690	4,669,434
Prospect Capital Corp., 3.36%, 11/15/26(d)	8,750	8,556,185
Security	Par (000)	Value
Holding Companies - Diversified (continued)
Sixth Street Specialty Lending, Inc., 2.50%, 08/01/26(d)	$810	$803,634
		50,124,025
Home Builders — 0.0%
Lennar Corp., 5.25%, 06/01/26	220	219,877
Home Furnishings — 0.5%
FXI Holdings, Inc., 14.00%, 11/15/29, (16.00% PIK)(d)(e)(g)	9,792	4,740,290
Housewares — 0.8%
Scotts Miracle-Gro Co. (The), 5.25%, 12/15/26(d)	7,581	7,574,189
Insurance — 0.5%
Allstate Corp. (The), 3.28%, 12/15/26	1,225	1,218,402
Lincoln National Corp., 3.63%, 12/12/26	1,175	1,169,668
Old Republic International Corp., 3.88%, 08/26/26(d)	1,315	1,312,649
Reinsurance Group of America, Inc., 3.95%, 09/15/26(d)	780	778,331
		4,479,050
Internet — 0.0%
eBay, Inc., 1.40%, 05/10/26	155	154,853
Iron & Steel — 1.1%
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 07/15/26(d)(e)	13,148	10,536,439
Lodging — 6.6%
Las Vegas Sands Corp., 3.50%, 08/18/26	4,065	4,053,044
Marriott International, Inc./MD
5.45%, 09/15/26(d)	940	942,942
Series R, 3.13%, 06/15/26	1,125	1,123,031
MGM China Holdings Ltd., 5.88%, 05/15/26(d)(e)	20,955	20,947,512
MGM Resorts International, 4.63%, 09/01/26(d)	16,072	16,061,238
Travel and Leisure Co., 6.63%, 07/31/26(e)	22,997	23,004,597
		66,132,364
Machinery — 0.4%
CNH Industrial Capital LLC, 1.45%, 07/15/26	1,450	1,441,050
Westinghouse Air Brake Technologies Corp., 3.45%, 11/15/26(d)	1,700	1,691,978
Xylem, Inc./New York, 3.25%, 11/01/26(d)	1,095	1,090,042
		4,223,070
Media — 5.1%
DISH DBS Corp.
5.25%, 12/01/26(e)	15,675	15,521,453
7.75%, 07/01/26	10,975	10,942,982
Sirius XM Radio LLC, 3.13%, 09/01/26(d)(e)	24,563	24,424,661
		50,889,096
Office & Business Equipment — 0.4%
CDW LLC/CDW Finance Corp., 2.67%, 12/01/26	4,045	4,004,159
Oil & Gas — 3.6%
Diamondback Energy, Inc., 3.25%, 12/01/26	1,590	1,581,902
Marathon Petroleum Corp., 5.13%, 12/15/26(d)	1,610	1,616,243
Phillips 66 Co., 3.55%, 10/01/26(d)	1,020	1,017,530
SM Energy Co, 5.00%, 10/15/26(e)	14,019	14,008,679
SM Energy Co., 6.75%, 09/15/26	17,213	17,215,624
Valero Energy Corp., 3.40%, 09/15/26(d)	890	887,040
		36,327,018
Schedule of Investments
4

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® iBonds® 2026 Term High Yield and Income ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Packaging & Containers — 1.6%
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 09/30/26	$15,247	$15,220,062
Sonoco Products Co., 4.45%, 09/01/26	1,185	1,185,211
		16,405,273
Pharmaceuticals — 1.2%
Cardinal Health, Inc., 4.70%, 11/15/26(d)	1,030	1,032,184
CVS Health Corp.
2.88%, 06/01/26	3,520	3,515,204
3.00%, 08/15/26	1,540	1,533,379
Shire Acquisitions Investments Ireland DAC, 3.20%, 09/23/26	3,095	3,081,042
Utah Acquisition Sub, Inc., 3.95%, 06/15/26	2,825	2,821,659
		11,983,468
Pipelines — 4.3%
Buckeye Partners LP, 3.95%, 12/01/26	28,962	28,754,483
Enbridge, Inc.
1.60%, 10/04/26(d)	1,050	1,039,041
4.25%, 12/01/26(d)	1,505	1,504,695
5.90%, 11/15/26(d)	2,395	2,413,166
Energy Transfer LP
3.90%, 07/15/26	1,155	1,154,075
6.05%, 12/01/26	2,165	2,184,598
Kinder Morgan, Inc., 1.75%, 11/15/26	1,040	1,026,686
ONEOK, Inc., 5.55%, 11/01/26	2,320	2,332,767
Plains All American Pipeline LP/PAA Finance Corp., 4.50%, 12/15/26(d)	1,550	1,551,309
Spectra Energy Partners LP, 3.38%, 10/15/26	1,310	1,305,191
		43,266,011
Real Estate Investment Trusts — 10.5%
American Tower Corp.
1.45%, 09/15/26	1,315	1,300,720
3.38%, 10/15/26	2,055	2,046,673
Arbor Realty Trust, Inc., Series QIB, 4.50%, 09/01/26(d)(e)	1,905	1,881,724
Boston Properties LP, 2.75%, 10/01/26	2,125	2,109,982
Brixmor Operating Partnership LP, 4.13%, 06/15/26	655	654,484
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC, 5.75%, 05/15/26(e)	19,924	19,912,557
Crown Castle, Inc.
1.05%, 07/15/26	3,015	2,994,717
3.70%, 06/15/26	1,420	1,418,365
CubeSmart LP, 3.13%, 09/01/26	690	686,332
EPR Properties, 4.75%, 12/15/26	1,190	1,189,364
Equinix, Inc.
1.45%, 05/15/26	85	84,888
2.90%, 11/18/26	1,385	1,374,621
Extra Space Storage LP, 3.50%, 07/01/26	1,250	1,248,181
Healthcare Realty Holdings LP, 3.50%, 08/01/26	1,490	1,486,074
Healthpeak OP LLC, 3.25%, 07/15/26	1,520	1,516,409
Kite Realty Group LP, 4.00%, 10/01/26	825	822,778
NNN REIT, Inc., 3.60%, 12/15/26	845	840,985
RLJ Lodging Trust, 3.75%, 07/01/26(e)	26,654	26,595,311
Starwood Property Trust, Inc., 3.63%, 07/15/26(e)	15,502	15,442,480
Tanger Properties LP, 3.13%, 09/01/26(d)	875	870,125
UDR, Inc., 2.95%, 09/01/26(d)	730	726,411
Ventas Realty LP, 3.25%, 10/15/26	1,845	1,835,668
Vornado Realty LP, 2.15%, 06/01/26	17,392	17,347,083
WP Carey, Inc., 4.25%, 10/01/26	810	809,215
		105,195,147
Security	Par (000)	Value
Retail — 0.3%
AutoZone, Inc., 5.05%, 07/15/26	$1,130	$1,130,785
O'Reilly Automotive, Inc., 5.75%, 11/20/26	1,560	1,571,506
		2,702,291
Semiconductors — 0.2%
Intel Corp., 2.60%, 05/19/26	400	399,718
Skyworks Solutions, Inc., 1.80%, 06/01/26	1,208	1,205,143
		1,604,861
Software — 1.7%
Broadridge Financial Solutions, Inc., 3.40%, 06/27/26(d)	1,000	997,880
Concentrix Corp., 6.65%, 08/02/26(d)	471	471,861
Fiserv, Inc., 3.20%, 07/01/26	4,605	4,596,179
Oracle Corp., 2.65%, 07/15/26	6,470	6,446,915
Roper Technologies, Inc., 3.80%, 12/15/26(d)	1,715	1,710,048
VMware LLC, 1.40%, 08/15/26	3,055	3,030,474
		17,253,357
Telecommunications — 2.3%
AT&T, Inc., 2.95%, 07/15/26(d)	745	743,345
Hughes Satellite Systems Corp.
5.25%, 08/01/26(d)	13,295	12,056,886
6.63%, 08/01/26(d)	12,805	9,175,295
Rogers Communications, Inc., 2.90%, 11/15/26	1,180	1,171,296
		23,146,822
Toys, Games & Hobbies — 0.2%
Hasbro, Inc., 3.55%, 11/19/26(d)	1,515	1,508,905
Transportation — 0.5%
Canadian Pacific Railway Co., 1.75%, 12/02/26	2,015	1,987,274
GXO Logistics, Inc., 1.65%, 07/15/26	1,045	1,037,632
Norfolk Southern Corp., 2.90%, 06/15/26(d)	395	394,354
Ryder System, Inc.
1.75%, 09/01/26	730	723,693
2.90%, 12/01/26	1,165	1,154,692
		5,297,645
Trucking & Leasing — 0.1%
GATX Corp., 3.25%, 09/15/26	895	890,787
Venture Capital — 0.1%
Hercules Capital, Inc., 2.63%, 09/16/26	825	815,680
Total Corporate Bonds & Notes — 91.8% (Cost: $927,749,782)		916,658,635
	Shares
Common Stocks
Aerospace & Defense — 0.0%
Incora Top Holdco LLC, NVS(b)	1,069	6,606
Total Common Stocks — 0.0% (Cost $59,520)		6,606
Total Long-Term Investments — 91.8% (Cost: $927,809,302)		916,665,241
Short-Term Securities
Money Market Funds — 13.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.83%(h)(i)(j)	65,507,246	65,526,898
5
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® iBonds® 2026 Term High Yield and Income ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.61%(h)(i)	70,000,000	$70,000,000
Total Short-Term Securities — 13.6% (Cost: $135,522,096)		135,526,898
Total Investments — 105.4% (Cost: $1,063,331,398)		1,052,192,139
Liabilities in Excess of Other Assets — (5.4)%		(54,221,513)
Net Assets — 100.0%		$997,970,626

(a)	Issuer filed for bankruptcy and/or is in default.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)	Non-income producing security.
(d)	All or a portion of this security is on loan.
(e)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(f)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(g)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(h)	Affiliate of the Fund.
(i)	Annualized 7-day yield as of period end.
(j)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/26	Shares Held at 04/30/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$81,033,690	$—	$(15,486,317)(a)	$(15,952)	$(4,523)	$65,526,898	65,507,246	$805,222 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	13,060,000	56,940,000 (a)	—	—	—	70,000,000	70,000,000	757,503	—
				$(15,952)	$(4,523)	$135,526,898		$1,562,725	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
6

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® iBonds® 2026 Term High Yield and Income ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$916,652,743	$5,892	$916,658,635
Common Stocks	—	—	6,606	6,606
Short-Term Securities
Money Market Funds	135,526,898	—	—	135,526,898
	$135,526,898	$916,652,743	$12,498	$1,052,192,139
See notes to financial statements.
7
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)
April 30, 2026
iShares® iBonds® 2027 Term High Yield and Income ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Advertising — 0.8%
Outfront Media Capital LLC/Outfront Media Capital Corp., 5.00%, 08/15/27(a)	$3,503	$3,501,020
Aerospace & Defense — 0.4%
ATI, Inc., 5.88%, 12/01/27(b)	1,632	1,633,436
Agriculture — 0.5%
Darling Ingredients, Inc., 5.25%, 04/15/27(a)	2,329	2,327,879
Airlines — 1.2%
Allegiant Travel Co., 7.25%, 08/15/27(a)	2,243	2,252,263
VistaJet Malta Finance PLC/Vista Management Holding, Inc., 7.88%, 05/01/27(a)(b)	2,923	2,923,000
		5,175,263
Apparel — 0.5%
VF Corp., 2.80%, 04/23/27	2,461	2,402,344
Auto Manufacturers — 4.3%
Allison Transmission, Inc., 4.75%, 10/01/27(a)	1,861	1,856,509
Jaguar Land Rover Automotive PLC, 4.50%, 10/01/27(a)	2,852	2,817,216
Nissan Motor Acceptance Co. LLC, 5.30%, 09/13/27(a)(b)	1,891	1,885,820
Nissan Motor Co. Ltd., 4.35%, 09/17/27(a)	12,156	11,997,525
		18,557,070
Auto Parts & Equipment — 0.9%
Goodyear Tire & Rubber Co. (The), 4.88%, 03/15/27(b)	3,881	3,855,593
Banks — 0.7%
Freedom Mortgage Corp., 6.63%, 01/15/27(a)	3,003	3,003,494
Building Materials — 0.4%
Jeld-Wen, Inc., 4.88%, 12/15/27(a)	2,174	1,618,525
Chemicals — 2.6%
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV, 4.75%, 06/15/27(a)	2,531	2,519,047
Celanese U.S. Holdings LLC, 7.17%, 07/15/27(b)	3,025	3,104,859
HB Fuller Co., 4.00%, 02/15/27	1,526	1,510,159
Methanex Corp., 5.13%, 10/15/27	4,266	4,263,235
		11,397,300
Commercial Services — 4.8%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
5.75%, 07/15/27(a)	1,628	1,624,483
5.75%, 07/15/27(a)	1,401	1,401,345
Brink's Co. (The), 4.63%, 10/15/27(a)	3,375	3,358,943
Korn Ferry, 4.63%, 12/15/27(a)	2,340	2,317,908
Prime Security Services Borrower LLC/Prime Finance, Inc., 3.38%, 08/31/27(a)	5,457	5,342,558
Service Corp. International/U.S., 4.63%, 12/15/27	2,826	2,805,198
United Rentals North America, Inc., 3.88%, 11/15/27	4,043	3,985,143
		20,835,578
Computers — 0.4%
Pitney Bowes, Inc., 6.88%, 03/15/27(a)	1,813	1,813,048
Diversified Financial Services — 5.8%
GGAM Finance Ltd., 8.00%, 02/15/27(a)	3,816	3,851,001
Global Aircraft Leasing Co. Ltd., 8.75%, 09/01/27(a)	6,698	6,802,200
LD Holdings Group LLC, 8.75%, 11/01/27(a)(b)	1,780	1,662,949
Navient Corp., 5.00%, 03/15/27(b)	3,813	3,783,946
Security	Par (000)	Value
Diversified Financial Services (continued)
OneMain Finance Corp., 3.50%, 01/15/27(b)	$4,087	$4,030,820
Oxford Finance LLC/Oxford Finance Co-Issuer II, Inc., 6.38%, 02/01/27(a)	2,280	2,280,794
United Wholesale Mortgage LLC, 5.75%, 06/15/27(a)	2,847	2,834,434
		25,246,144
Electric — 0.8%
XPLR Infrastructure Operating Partners LP, 4.50%, 09/15/27(a)	3,366	3,340,927
Electrical Components & Equipment — 0.3%
EnerSys, 4.38%, 12/15/27(a)	1,450	1,434,324
Entertainment — 6.7%
Affinity Interactive, 6.88%, 12/15/27(a)(b)	1,829	1,134,927
Churchill Downs, Inc., 5.50%, 04/01/27(a)	3,305	3,301,729
Discovery Global Holdings, Inc., 3.76%, 03/15/27	7,150	7,093,265
Live Nation Entertainment, Inc.
4.75%, 10/15/27(a)(b)	5,033	5,016,344
6.50%, 05/15/27(a)	6,684	6,689,478
Motion Bondco DAC, 6.63%, 11/15/27(a)	2,106	2,022,763
Penn Entertainment, Inc., 5.63%, 01/15/27(a)(b)	2,027	2,025,574
Speedway Motorsports LLC/Speedway Funding II, Inc., 4.88%, 11/01/27(a)	1,639	1,632,024
		28,916,104
Environmental Control — 0.6%
Enviri Corp., 5.75%, 07/31/27(a)	2,644	2,640,084
Food — 0.6%
B&G Foods, Inc., 5.25%, 09/15/27(b)	2,610	2,519,088
Gas — 0.6%
AmeriGas Partners LP/AmeriGas Finance Corp., 5.75%, 05/20/27	2,563	2,573,390
Health Care - Products — 0.7%
Teleflex, Inc., 4.63%, 11/15/27	2,914	2,900,427
Health Care - Services — 5.5%
Centene Corp., 4.25%, 12/15/27	8,000	7,951,103
IQVIA, Inc., 5.00%, 05/15/27(a)	6,880	6,871,196
Tenet Healthcare Corp., 5.13%, 11/01/27	9,078	9,075,110
		23,897,409
Holding Companies - Diversified — 2.9%
FS KKR Capital Corp.
2.63%, 01/15/27(b)	2,200	2,146,413
3.25%, 07/15/27(b)	2,700	2,622,017
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.25%, 05/15/27	8,056	7,975,669
		12,744,099
Home Builders — 2.0%
Beazer Homes USA, Inc., 5.88%, 10/15/27	1,788	1,786,335
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC, 6.25%, 09/15/27(a)	3,530	3,533,245
KB Home, 6.88%, 06/15/27	1,585	1,602,480
Tri Pointe Homes, Inc., 5.25%, 06/01/27	1,770	1,766,485
		8,688,545
Housewares — 0.6%
Newell Brands, Inc., 6.38%, 09/15/27(b)	2,740	2,767,765
Schedule of Investments
8

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® iBonds® 2027 Term High Yield and Income ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance — 2.7%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
4.25%, 10/15/27(a)(b)	$4,576	$4,504,160
6.75%, 10/15/27(a)	7,352	7,357,963
		11,862,123
Internet — 6.4%
Cogent Communications Group LLC/Cogent Finance, Inc.
7.00%, 06/15/27(a)	1,557	1,547,589
7.00%, 06/15/27(a)(b)	2,545	2,532,102
Gen Digital, Inc., 6.75%, 09/30/27(a)	5,195	5,220,137
Go Daddy Operating Co. LLC/GD Finance Co., Inc., 5.25%, 12/01/27(a)(b)	3,858	3,844,807
Match Group Holdings II LLC, 5.00%, 12/15/27(a)	3,089	3,082,529
Rakuten Group, Inc., 11.25%, 02/15/27(a)	10,975	11,430,954
		27,658,118
Lodging — 8.0%
Boyd Gaming Corp., 4.75%, 12/01/27	6,312	6,284,680
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 04/01/27	3,863	3,854,394
Melco Resorts Finance Ltd., 5.63%, 07/17/27(b)(c)	3,102	3,092,690
MGM China Holdings Ltd., 4.75%, 02/01/27(a)	4,049	4,024,106
MGM Resorts International, 5.50%, 04/15/27	4,405	4,414,619
Studio City Co. Ltd., 7.00%, 02/15/27(a)	1,712	1,712,212
Travel and Leisure Co., 6.00%, 04/01/27	2,041	2,044,171
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 05/15/27(a)	4,829	4,830,947
Wynn Macau Ltd., 5.50%, 10/01/27(a)	4,608	4,591,970
		34,849,789
Machinery — 1.7%
TK Elevator U.S. Newco, Inc., 5.25%, 07/15/27(a)(b)	7,523	7,523,970
Media — 11.7%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.13%, 05/01/27(a)	5,554	5,553,546
CSC Holdings LLC, 5.50%, 04/15/27(a)	7,240	6,108,750
Directv Financing LLC/Directv Financing Co-Obligor, Inc., 5.88%, 08/15/27(a)	10,416	10,418,418
DISH Network Corp., 11.75%, 11/15/27(a)	12,276	12,663,016
LCPR Senior Secured Financing DAC, 6.75%, 10/15/27(a)	6,706	4,517,976
Paramount Global, 2.90%, 01/15/27(b)	3,050	3,004,260
Sirius XM Radio LLC, 5.00%, 08/01/27(a)	8,364	8,343,520
		50,609,486
Mining — 0.8%
Fortescue Treasury Pty Ltd., 4.50%, 09/15/27(a)	3,312	3,288,004
Oil & Gas — 2.3%
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 9.00%, 11/01/27(a)	1,606	1,841,179
EnQuest PLC, 11.63%, 11/01/27(a)	2,707	2,785,671
SM Energy Co., 6.63%, 01/15/27	1,939	1,939,693
Sunoco LP, 5.88%, 07/15/27(a)	3,293	3,294,470
		9,861,013
Packaging & Containers — 1.2%
Graphic Packaging International LLC, 4.75%, 07/15/27(a)	1,762	1,748,860
Owens-Brockway Glass Container, Inc., 6.63%, 05/13/27(a)(b)	3,297	3,298,131
		5,046,991
Security	Par (000)	Value
Pipelines — 1.4%
Buckeye Partners LP, 4.13%, 12/01/27	$2,445	$2,412,415
NuStar Logistics LP, 5.63%, 04/28/27	3,659	3,669,995
		6,082,410
Real Estate Investment Trusts — 9.1%
Arbor Realty Trust, Inc., 4.50%, 03/15/27(a)(b)	1,555	1,497,507
Blackstone Mortgage Trust, Inc., 3.75%, 01/15/27(a)(b)	1,626	1,602,730
Brandywine Operating Partnership LP, 3.95%, 11/15/27	2,451	2,392,254
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC, 4.50%, 04/01/27(a)	4,069	3,982,386
Hudson Pacific Properties LP, 3.95%, 11/01/27	2,118	2,047,843
Iron Mountain, Inc., 4.88%, 09/15/27(a)	6,320	6,307,527
MPT Operating Partnership LP/MPT Finance Corp., 5.00%, 10/15/27	7,967	7,767,235
SBA Communications Corp., 3.88%, 02/15/27	8,231	8,181,356
Service Properties Trust, 0.00%, 09/30/28(a)(d)	3,188	2,931,040
Starwood Property Trust, Inc., 4.38%, 01/15/27(a)(b)	2,713	2,701,861
		39,411,739
Retail — 3.0%
Academy Ltd., 6.00%, 11/15/27(a)	1,869	1,868,180
Advance Auto Parts, Inc., 1.75%, 10/01/27	1,829	1,743,847
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 4.75%, 06/01/27(a)(b)	4,097	4,090,535
Lithia Motors, Inc., 4.63%, 12/15/27(a)	1,968	1,956,228
Murphy Oil USA, Inc., 5.63%, 05/01/27	1,585	1,585,281
Nordstrom, Inc., 4.00%, 03/15/27	1,826	1,796,576
		13,040,647
Software — 2.9%
SS&C Technologies, Inc., 5.50%, 09/30/27(a)	12,657	12,655,787
Telecommunications — 1.1%
Altice Financing SA, 9.63%, 07/15/27(a)	2,120	1,642,948
Viasat, Inc., 5.63%, 04/15/27(a)	3,274	3,269,779
		4,912,727
Total Long-Term Investments — 96.9% (Cost: $421,695,838)		420,591,660
	Shares
Short-Term Securities
Money Market Funds — 7.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.83%(e)(f)(g)	28,594,530	28,603,108
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.61%(e)(f)	4,650,000	4,650,000
Total Short-Term Securities — 7.6% (Cost: $33,251,152)		33,253,108
Total Investments — 104.5% (Cost: $454,946,990)		453,844,768
Liabilities in Excess of Other Assets — (4.5)%		(19,616,096)
Net Assets — 100.0%		$434,228,672

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
9
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® iBonds® 2027 Term High Yield and Income ETF

(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)	Zero-coupon bond.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/26	Shares Held at 04/30/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$18,616,518	$9,989,730 (a)	$—	$(1,561)	$(1,579)	$28,603,108	28,594,530	$96,724 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	11,900,000	—	(7,250,000)(a)	—	—	4,650,000	4,650,000	222,873	—
				$(1,561)	$(1,579)	$33,253,108		$319,597	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$420,591,660	$—	$420,591,660
Short-Term Securities
Money Market Funds	33,253,108	—	—	33,253,108
	$33,253,108	$420,591,660	$—	$453,844,768
See notes to financial statements.
Schedule of Investments
10

Schedule of Investments (unaudited)
April 30, 2026
iShares® iBonds® 2031 Term High Yield and Income ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Advertising — 1.7%
Clear Channel Outdoor Holdings, Inc., 7.13%, 02/15/31(a)	$325	$338,257
Lamar Media Corp., 3.63%, 01/15/31	153	143,491
Neptune Bidco U.S., Inc., 10.38%, 05/15/31(a)	318	328,324
Outfront Media Capital LLC/Outfront Media Capital Corp., 7.38%, 02/15/31(a)	125	130,795
		940,867
Aerospace & Defense — 1.1%
ATI, Inc., 5.13%, 10/01/31	101	100,389
Bombardier, Inc., 7.25%, 07/01/31(a)(b)	207	217,714
TransDigm, Inc., 7.13%, 12/01/31(a)	265	274,687
		592,790
Airlines — 1.7%
Avianca Midco 2 PLC, 9.50%, 01/28/31(a)	215	200,167
JetBlue Airways Corp/JetBlue Loyalty LP, 9.88%, 09/20/31(a)	531	493,848
United Airlines Holdings, Inc., 5.38%, 03/01/31(b)	285	281,035
		975,050
Apparel — 1.0%
Champ Acquisition Corp., 8.38%, 12/01/31(a)	140	148,030
Crocs, Inc., 4.13%, 08/15/31(a)(b)	99	92,115
Levi Strauss & Co., 3.50%, 03/01/31(a)	140	128,895
William Carter Co. (The), 7.38%, 02/15/31(a)(b)	165	169,722
		538,762
Auto Manufacturers — 0.9%
Allison Transmission, Inc., 3.75%, 01/30/31(a)	279	262,090
JB Poindexter & Co., Inc., 8.75%, 12/15/31(a)	240	248,978
		511,068
Auto Parts & Equipment — 2.4%
Adient Global Holdings Ltd., 8.25%, 04/15/31(a)(b)	140	146,066
Cooper-Standard Automotive, Inc., 9.25%, 03/01/31(a)	292	287,548
Cyprium Corp./Cyprium Holdings Luxembourg SARL, 6.13%, 04/15/31(a)	230	232,300
Goodyear Tire & Rubber Co.(The)
5.25%, 04/30/31	158	143,811
5.25%, 07/15/31(b)	159	144,616
ZF North America Capital, Inc., 7.50%, 03/24/31(a)	375	376,392
		1,330,733
Banks — 0.4%
Dresdner Funding Trust I, 8.15%, 06/30/31(a)	200	216,460
Building Materials — 1.5%
EMRLD Borrower LP/Emerald Co-Issuer, Inc., 6.75%, 07/15/31(a)	141	145,979
Knife River Corp., 7.75%, 05/01/31(a)	120	124,740
Smyrna Ready Mix Concrete LLC, 8.88%, 11/15/31(a)	292	305,945
Standard Industries, Inc./New York, 3.38%, 01/15/31(a)	296	268,739
		845,403
Chemicals — 2.2%
Ashland, Inc., 3.38%, 09/01/31(a)(b)	127	113,464
Axalta Coating Systems Dutch Holding B BV, 7.25%, 02/15/31(a)	140	145,426
Celanese U.S. Holdings LLC, 7.00%, 02/15/31	171	177,894
Cerdia Finanz GmbH, 9.38%, 10/03/31(a)	235	225,324
Consolidated Energy Finance SA, 12.00%, 02/15/31(a)	170	173,419
Huntsman International LLC, 2.95%, 06/15/31	117	99,922
Olympus Water U.S. Holding Corp., 7.25%, 06/15/31(a)	225	226,258
Security	Par (000)	Value
Chemicals (continued)
WR Grace Holdings LLC, 7.38%, 03/01/31(a)	$101	$102,053
		1,263,760
Commercial Services — 6.5%
Allied Universal Holdco LLC, 7.88%, 02/15/31(a)	621	651,771
AMN Healthcare, Inc., 6.50%, 01/15/31(a)	113	112,429
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 8.00%, 02/15/31(a)	140	141,275
Block, Inc., 3.50%, 06/01/31(b)	280	255,024
Garda World Security Corp., 6.50%, 01/15/31(a)	185	189,005
GEO Group, Inc. (The), 10.25%, 04/15/31	178	191,048
Herc Holdings, Inc., 5.75%, 03/15/31(a)	173	173,324
Raven Acquisition Holdings LLC, 6.88%, 11/15/31(a)(b)	341	337,627
RRD Parent, Inc., 10.00%, 10/15/31, (10.00% PIK)(a)(c)	282	499,970
Service Corp. International/U.S., 4.00%, 05/15/31	229	216,212
Sotheby's, 8.25%, 04/15/31(a)	230	223,481
TriNet Group, Inc., 7.13%, 08/15/31(a)	113	112,107
United Rentals North America, Inc., 3.88%, 02/15/31	312	295,168
Valvoline, Inc., 3.63%, 06/15/31(a)	154	140,209
Williams Scotsman, Inc., 7.38%, 10/01/31(a)(b)	127	132,154
		3,670,804
Computers — 0.9%
Fortress Intermediate 3, Inc., 7.50%, 06/01/31(a)	213	215,634
Seagate Data Storage Technology Pte. Ltd., 8.50%, 07/15/31(a)	132	138,313
Unisys Corp., 10.63%, 01/15/31(a)(b)	186	161,375
		515,322
Cosmetics & Personal Care — 0.3%
Prestige Brands, Inc., 3.75%, 04/01/31(a)	171	157,982
Distribution & Wholesale — 0.7%
RB Global Holdings, Inc., 7.75%, 03/15/31(a)	231	239,801
S&S Holdings LLC, 8.38%, 10/01/31(a)	159	146,132
		385,933
Diversified Financial Services — 7.0%
Avation Group S Pte. Ltd., 8.50%, 05/15/31(a)	85	79,505
Azorra Finance Ltd., 7.25%, 01/15/31(a)	155	158,583
Bread Financial Holdings, Inc., 6.75%, 05/15/31(a)	140	143,061
Burford Capital Global Finance LLC, 9.25%, 07/01/31(a)	170	158,300
Coinbase Global, Inc., 3.63%, 10/01/31(a)(b)	209	183,218
Encore Capital Group, Inc., 6.63%, 04/15/31(a)	140	142,325
Focus Financial Partners LLC, 6.75%, 09/15/31(a)(b)	266	271,099
Freedom Mortgage Holdings LLC
6.88%, 05/01/31(a)	212	204,438
9.13%, 05/15/31(a)(b)	200	207,170
goeasy Ltd., 6.88%, 02/15/31(a)(b)	125	103,851
Jane Street Group/JSG Finance, Inc., 7.13%, 04/30/31(a)(b)	368	381,638
Jefferies Finance LLC/JFIN Co-Issuer Corp., 6.63%, 10/15/31(a)	142	138,267
Navient Corp., 11.50%, 03/15/31	141	151,395
OneMain Finance Corp.
7.13%, 11/15/31	214	217,053
7.50%, 05/15/31	207	212,321
Oxford Finance LLC/Oxford Finance Co-Issuer II, Inc., 7.75%, 05/15/31(a)	95	94,566
PennyMac Financial Services, Inc., 5.75%, 09/15/31(a)	140	133,226
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.88%, 03/01/31(a)	335	311,140
StoneX Group, Inc., 7.88%, 03/01/31(a)	154	162,121
UWM Holdings LLC, 6.25%, 03/15/31(a)	265	246,142
11
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® iBonds® 2031 Term High Yield and Income ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
Velocity Commercial Capital LLC, 9.38%, 02/15/31(a)	$133	$137,530
VFH Parent LLC/Valor Co-Issuer, Inc., 7.50%, 06/15/31(a)	140	146,893
		3,983,842
Electric — 1.3%
Clearway Energy Operating LLC, 3.75%, 02/15/31(a)	256	239,623
NRG Energy, Inc., 3.63%, 02/15/31(a)	286	265,647
XPLR Infrastructure Operating Partners LP, 8.38%, 01/15/31(a)	235	250,965
		756,235
Electrical Components & Equipment — 0.3%
WESCO Distribution, Inc., 5.25%, 04/15/31(a)	180	180,042
Electronics — 0.5%
Atkore, Inc., 4.25%, 06/01/31(a)(b)	115	109,732
Sensata Technologies, Inc., 3.75%, 02/15/31(a)	211	196,278
		306,010
Engineering & Construction — 0.2%
Artera Services LLC, 8.50%, 02/15/31(a)(b)	159	136,941
Entertainment — 2.5%
Churchill Downs, Inc., 6.75%, 05/01/31(a)(b)	168	171,779
Light & Wonder International, Inc., 7.50%, 09/01/31(a)	154	160,559
Merlin Entertainments Group U.S. Holdings, Inc., 7.38%, 02/15/31(a)	137	113,155
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC, 11.88%, 04/15/31(a)	199	213,603
Penn Entertainment, Inc., 6.75%, 04/01/31(a)	170	168,429
Resorts World Las Vegas LLC/RWLV Capital, Inc., 4.63%, 04/06/31(a)	100	84,491
Six Flags Entertainment Corp., 7.25%, 05/15/31(a)	212	209,042
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 7.13%, 02/15/31(a)	264	279,699
		1,400,757
Environmental Control — 0.7%
Clean Harbors, Inc., 6.38%, 02/01/31(a)	140	142,537
GFL Environmental, Inc., 6.75%, 01/15/31(a)	265	274,703
		417,240
Food — 1.8%
Albertsons Companies, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 5.50%, 03/31/31(a)	198	197,012
Fiesta Purchaser, Inc., 7.88%, 03/01/31(a)	141	145,528
Ingles Markets, Inc., 4.00%, 06/15/31(a)	99	93,557
Post Holdings, Inc., 4.50%, 09/15/31(a)	296	278,371
Safeway, Inc., 7.25%, 02/01/31	79	83,128
Viking Baked Goods Acquisition Corp., 8.63%, 11/01/31(a)(b)	239	244,346
		1,041,942
Food Service — 0.3%
TKC Holdings, Inc., 12.00%, 02/15/31(a)	179	186,445
Forest Products & Paper — 0.4%
Magnera Corp., 7.25%, 11/15/31(a)(b)	212	198,474
Gas — 0.1%
South Jersey Industries, Inc., 5.02%, 04/15/31	63	54,928
Health Care - Services — 3.8%
Centene Corp.
2.50%, 03/01/31	100	86,931
2.63%, 08/01/31	100	86,524
Security	Par (000)	Value
Health Care - Services (continued)
Charles River Laboratories International, Inc., 4.00%, 03/15/31(a)	$143	$133,685
CHS/Community Health Systems, Inc., 4.75%, 02/15/31(a)	295	275,875
DaVita, Inc., 3.75%, 02/15/31(a)	395	366,492
Encompass Health Corp., 4.63%, 04/01/31	113	110,044
HAH Group Holding Co. LLC, 9.75%, 10/01/31(a)(b)	179	163,779
Molina Healthcare, Inc., 6.50%, 02/15/31(a)	225	228,908
Sotera Health Holdings LLC, 7.38%, 06/01/31(a)	208	216,404
Tenet Healthcare Corp.
6.75%, 05/15/31	359	369,058
6.88%, 11/15/31(b)	101	107,555
		2,145,255
Holding Companies - Diversified — 1.2%
Clue Opco LLC, 9.50%, 10/15/31(a)	205	209,994
FS KKR Capital Corp., 6.13%, 01/15/31(b)	115	111,059
Stena International SA
7.25%, 01/15/31(a)	245	249,053
7.63%, 02/15/31(a)	115	117,902
		688,008
Home Builders — 0.6%
Beazer Homes USA, Inc., 7.50%, 03/15/31(a)(b)	76	75,690
K Hovnanian Enterprises, Inc., 8.00%, 04/01/31(a)(b)	130	130,960
KB Home, 4.00%, 06/15/31	112	104,289
		310,939
Home Furnishings — 0.5%
Somnigroup International, Inc., 3.88%, 10/15/31(a)	229	211,694
Whirlpool Corp., 2.40%, 05/15/31	91	73,500
		285,194
Household Products & Wares — 0.2%
Kronos Acquisition Holdings, Inc., 8.25%, 06/30/31(a)	163	99,906
Housewares — 0.4%
Central Garden & Pet Co., 4.13%, 04/30/31(a)	114	107,265
Scotts Miracle-Gro Co. (The), 4.00%, 04/01/31	135	125,887
		233,152
Insurance — 4.2%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
6.50%, 10/01/31(a)(b)	279	281,386
7.00%, 01/15/31(a)	389	396,468
Ardonagh Finco Ltd., 7.75%, 02/15/31(a)	393	400,815
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance, 7.13%, 05/15/31(a)	168	170,127
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC, 7.25%, 02/15/31(a)	277	278,590
Panther Escrow Issuer LLC, 7.13%, 06/01/31(a)	849	853,187
		2,380,573
Internet — 0.2%
Match Group Holdings II LLC, 3.63%, 10/01/31(a)(b)	143	128,835
Iron & Steel — 1.1%
Cleveland-Cliffs, Inc.
4.88%, 03/01/31(a)(b)	93	85,624
7.50%, 09/15/31(a)	238	242,082
Commercial Metals Co., 3.88%, 02/15/31	86	79,994
Mineral Resources Ltd., 7.00%, 04/01/31(a)	198	205,193
		612,893
Schedule of Investments
12

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® iBonds® 2031 Term High Yield and Income ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Leisure Time — 1.7%
Carnival Corp., 5.88%, 06/15/31(a)	$280	$284,099
Life Time, Inc., 6.00%, 11/15/31(a)	140	141,990
NCL Corp. Ltd., 5.88%, 01/15/31(a)	319	310,276
Viking Cruises Ltd., 9.13%, 07/15/31(a)	199	209,471
		945,836
Lodging — 1.7%
Boyd Gaming Corp., 4.75%, 06/15/31(a)	253	243,800
Hilton Domestic Operating Co., Inc., 4.00%, 05/01/31(a)	312	295,469
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc, 4.88%, 07/01/31(a)(b)	148	136,873
MGM China Holdings Ltd., 7.13%, 06/26/31(a)	140	145,496
Station Casinos LLC, 4.63%, 12/01/31(a)(b)	143	134,503
		956,141
Machinery — 0.9%
Chart Industries, Inc., 9.50%, 01/01/31(a)	145	152,552
Esab Corp., 5.63%, 04/01/31(a)	265	267,314
Manitowoc Co., Inc. (The), 9.25%, 10/01/31(a)	86	92,101
		511,967
Manufacturing — 0.3%
Avient Corp., 6.25%, 11/01/31(a)	180	182,531
Media — 6.9%
Block Communications, Inc., 10.25%, 03/01/31(a)	119	110,196
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 02/01/31(a)	794	720,645
7.38%, 03/01/31(a)(b)	309	312,168
Directv Financing LLC/Directv Financing Co-Obligor, Inc., 10.00%, 02/15/31(a)(b)	555	577,373
Gray Media, Inc., 5.38%, 11/15/31(a)	324	253,636
McGraw-Hill Education, Inc., 7.38%, 09/01/31(a)	185	191,321
Paramount Global, 4.95%, 01/15/31	332	313,383
Scripps Escrow II, Inc., 5.38%, 01/15/31(a)	105	81,410
Sirius XM Radio LLC, 3.88%, 09/01/31(a)(b)	398	360,742
Sunrise FinCo I BV, 4.88%, 07/15/31(a)	340	326,655
Univision Communications, Inc., 8.50%, 07/31/31(a)	333	338,020
Versant Media Group, Inc., 7.25%, 01/30/31(a)	275	285,505
		3,871,054
Mining — 2.2%
Alcoa Nederland Holding BV, 7.13%, 03/15/31(a)	210	217,881
Arsenal AIC Parent LLC, 11.50%, 10/01/31(a)	140	151,443
Fortescue Treasury Pty. Ltd., 4.38%, 04/01/31(a)	267	255,643
Kaiser Aluminum Corp., 4.50%, 06/01/31(a)(b)	155	148,420
Novelis Corp., 3.88%, 08/15/31(a)	213	193,461
PLS Group Ltd., 6.88%, 05/01/31(a)	175	178,944
Skeena Resources Ltd., 8.50%, 04/01/31(a)	115	120,388
		1,266,180
Oil & Gas — 5.1%
Calumet Specialty Products Partners LP/Calumet Finance Corp., 9.75%, 02/15/31(a)	155	164,210
Caturus Energy LLC, 7.13%, 05/15/31(a)	175	175,432
CNX Resources Corp., 7.38%, 01/15/31(a)	140	144,235
CVR Energy, Inc., 7.50%, 02/15/31(a)	170	172,124
Hilcorp Energy I LP/Hilcorp Finance Co., 6.00%, 02/01/31(a)	167	165,178
Infinity Natural Resources LLC, 7.63%, 04/01/31(a)	155	157,710
Moss Creek Resources Holdings, Inc., 8.25%, 09/01/31(a)	199	201,519
Nabors Industries, Inc., 8.88%, 08/15/31(a)	153	161,466
Northern Oil & Gas, Inc., 8.75%, 06/15/31(a)(b)	146	152,467
SM Energy Co., 8.75%, 07/01/31(a)(b)	360	377,602
Security	Par (000)	Value
Oil & Gas (continued)
Sunoco LP
5.38%, 07/15/31(a)(b)	$170	$169,270
5.63%, 03/15/31(a)	265	265,866
Talos Production, Inc., 9.38%, 02/01/31(a)	174	185,036
Transocean International Ltd.
7.50%, 04/15/31	112	115,272
8.50%, 05/15/31(a)	253	267,697
		2,875,084
Oil & Gas Services — 0.9%
Enerflex, Inc., 6.88%, 01/15/31(a)	115	118,361
Kodiak Gas Services LLC, 5.88%, 04/01/31(a)	270	271,793
Star Holding LLC, 8.75%, 08/01/31(a)	99	100,986
		491,140
Packaging & Containers — 1.6%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 6.25%, 01/30/31(a)	175	176,263
Ball Corp., 3.13%, 09/15/31	235	213,002
Canpack Group, Inc./CANPACK SA, 6.00%, 05/15/31(a)	130	130,014
Owens-Brockway Glass Container, Inc., 7.25%, 05/15/31(a)(b)	196	187,495
Trivium Packaging Finance BV, 12.25%, 01/15/31(a)	170	185,373
		892,147
Pharmaceuticals — 1.3%
Endo Finance Holdings LP, 8.50%, 04/15/31(a)(b)	280	296,873
Organon & Co./Organon Foreign Debt Co-Issuer BV, 5.13%, 04/30/31(a)	450	447,147
		744,020
Pipelines — 2.5%
CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.50%, 06/15/31(a)	368	363,640
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 6.00%, 09/01/31(a)	130	130,683
Venture Global Calcasieu Pass LLC, 4.13%, 08/15/31(a)	327	306,533
Venture Global LNG, Inc., 8.38%, 06/01/31(a)	593	617,620
		1,418,476
Real Estate — 0.8%
Cushman & Wakefield U.S. Borrower LLC, 8.88%, 09/01/31(a)	113	118,918
Howard Hughes Corp. (The), 4.38%, 02/01/31(a)	185	173,402
Kennedy-Wilson, Inc., 5.00%, 03/01/31	172	171,341
		463,661
Real Estate Investment Trusts — 2.3%
Brandywine Operating Partnership LP, 6.13%, 01/15/31(b)	86	80,023
Diversified Healthcare Trust, 4.38%, 03/01/31(b)	140	125,898
Iron Mountain, Inc., 4.50%, 02/15/31(a)	312	299,752
MPT Operating Partnership LP/MPT Finance Corp., 3.50%, 03/15/31	345	247,863
Service Properties Trust, 8.63%, 11/15/31(a)	280	294,619
Starwood Property Trust, Inc., 5.75%, 01/15/31(a)	160	159,976
Vornado Realty LP, 3.40%, 06/01/31	99	89,880
		1,298,011
Retail — 5.6%
Carvana Co., 9.00%, 06/01/31, (9.00 % Cash)(a)(b)(c)	598	661,375
Ferrellgas LP/Ferrellgas Finance Corp., 9.25%, 01/15/31(a)	185	194,029
Gap, Inc. (The), 3.88%, 10/01/31(a)	208	190,163
Gee Automotive Holdings LLC, 7.25%, 03/01/31(a)	85	86,132
Kohl's Corp., 5.13%, 05/01/31	118	96,480
13
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® iBonds® 2031 Term High Yield and Income ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail (continued)
LBM Acquisition LLC, 9.50%, 06/15/31(a)	$252	$221,071
LCM Investments Holdings II LLC, 8.25%, 08/01/31(a)	225	235,552
Lithia Motors, Inc., 4.38%, 01/15/31(a)	156	147,862
Men's Wearhouse LLC (The), 9.00%, 02/01/31(a)	125	132,158
Murphy Oil USA, Inc., 3.75%, 02/15/31(a)(b)	143	133,540
Nordstrom, Inc., 4.25%, 08/01/31(b)	124	114,200
Park River Holdings, Inc., 8.00%, 03/15/31(a)	212	213,319
Petco Health & Wellness Co, Inc., 8.25%, 02/01/31(a)(b)	170	171,753
Sonic Automotive, Inc., 4.88%, 11/15/31(a)	144	138,547
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.00%, 06/01/31(a)	185	177,962
Yum! Brands, Inc., 3.63%, 03/15/31	298	277,557
		3,191,700
Software — 3.0%
CoreWeave, Inc.
9.00%, 02/01/31(a)	465	462,194
9.75%, 10/01/31(a)	313	314,939
Open Text Holdings, Inc., 4.13%, 12/01/31(a)	172	146,816
Twilio, Inc., 3.88%, 03/15/31	140	130,894
UKG, Inc., 6.88%, 02/01/31(a)	664	645,956
		1,700,799
Telecommunications — 11.8%
Altice France SA, 6.50%, 10/15/31(a)	102	100,226
APLD ComputeCo 2 LLC, 6.75%, 03/15/31(a)	570	565,061
Black Pearl Compute LLC, 6.13%, 02/15/31(a)	548	556,228
Connect Holding II LLC, 10.50%, 04/03/31(a)	586	596,894
Core Scientific Finance I LLC, 7.75%, 05/15/31(a)	392	391,067
Edged Compute LLC, 7.50%, 04/30/31(a)	295	289,271
Iliad Holding SAS, 8.50%, 04/15/31(a)	270	286,251
Meridian Arc Holdco LLC, 6.25%, 04/30/31(a)	835	835,092
PR RNO Property Owner 1 LLC, 6.50%, 05/01/31(a)	430	426,222
SE COSMOS LLC, 8.88%, 05/01/31(a)	125	124,375
SV RNO Property Owner 1 LLC, 5.88%, 03/01/31(a)	1,066	1,048,812
Viasat, Inc., 7.50%, 05/30/31(a)	213	213,467
Vmed O2 U.K. Financing I PLC
4.25%, 01/31/31(a)	345	297,651
4.75%, 07/15/31(a)	358	309,734
Windstream Services LLC/Windstream Escrow Finance Corp., 8.25%, 10/01/31(a)	580	613,630
		6,653,981
Security	Par (000)	Value
Transportation — 0.4%
RXO, Inc., 6.38%, 05/15/31(a)	$115	$114,250
XPO, Inc., 7.13%, 06/01/31(a)(b)	127	131,484
		245,734
Trucking & Leasing — 0.4%
FTAI Aviation Investors LLC, 7.00%, 05/01/31(a)	199	205,570
Total Long-Term Investments — 98.0% (Cost: $55,228,159)		55,406,577
	Shares
Short-Term Securities
Money Market Funds — 12.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.83%(d)(e)(f)	6,956,226	6,958,313
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.61%(d)(e)	150,000	150,000
Total Short-Term Securities — 12.6% (Cost: $7,108,108)		7,108,313
Total Investments — 110.6% (Cost: $62,336,267)		62,514,890
Liabilities in Excess of Other Assets — (10.6)%		(5,991,499)
Net Assets — 100.0%		$56,523,391

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Schedule of Investments
14

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® iBonds® 2031 Term High Yield and Income ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/26	Shares Held at 04/30/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$4,517,837	$2,441,922 (a)	$—	$(1,311)	$(135)	$6,958,313	6,956,226	$11,267 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	620,000	—	(470,000)(a)	—	—	150,000	150,000	5,563	—
				$(1,311)	$(135)	$7,108,313		$16,830	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$55,406,577	$—	$55,406,577
Short-Term Securities
Money Market Funds	7,108,313	—	—	7,108,313
	$7,108,313	$55,406,577	$—	$62,514,890
See notes to financial statements.
15
2026 iShares Semi-Annual Financial Statements and Additional Information

Statements of Assets and Liabilities (unaudited)
April 30, 2026

	iShares iBonds 2026 Term High Yield and Income ETF	iShares iBonds 2027 Term High Yield and Income ETF	iShares iBonds 2031 Term High Yield and Income ETF
ASSETS
Investments, at value—unaffiliated(a)(b)	$916,665,241	$420,591,660	$55,406,577
Investments, at value—affiliated(c)	135,526,898	33,253,108	7,108,313
Cash	24,132	3,763,836	5,779
Foreign currency, at value(d)	69	—	—
Receivables:
Investments sold	—	—	1,388,262
Securities lending income—affiliated	136,323	21,149	1,903
Capital shares sold	—	—	2,551
Dividends—affiliated	141,293	52,465	654
Interest—unaffiliated	11,298,499	6,284,889	903,567
Total assets	1,063,792,455	463,967,107	64,817,606
LIABILITIES
Collateral on securities loaned, at value	65,536,189	28,607,214	6,960,184
Payables:
Investments purchased	—	1,005,149	1,318,408
Investment advisory fees	285,640	126,072	15,623
Total liabilities	65,821,829	29,738,435	8,294,215
Commitments and contingent liabilities
NET ASSETS	$997,970,626	$434,228,672	$56,523,391
NET ASSETS CONSIST OF
Paid-in capital	$1,004,131,386	$435,951,912	$56,396,706
Accumulated earnings (loss)	(6,160,760)	(1,723,240)	126,685
NET ASSETS	$997,970,626	$434,228,672	$56,523,391
NET ASSET VALUE
Shares outstanding	43,500,000	19,600,000	2,200,000
Net asset value	$22.94	$22.15	$25.69
Shares authorized	Unlimited	Unlimited	Unlimited
Par value	None	None	None
(a) Investments, at cost—unaffiliated	$927,809,302	$421,695,838	$55,228,159
(b) Securities loaned, at value	$63,023,830	$27,583,528	$6,689,485
(c) Investments, at cost—affiliated	$135,522,096	$33,251,152	$7,108,108
(d) Foreign currency, at cost	$63	$—	$—
See notes to financial statements.
Statements of Assets and Liabilities
16

Statements of Operations (unaudited)
Six Months Ended April 30, 2026

	iShares iBonds 2026 Term High Yield and Income ETF	iShares iBonds 2027 Term High Yield and Income ETF	iShares iBonds 2031 Term High Yield and Income ETF
INVESTMENT INCOME
Dividends—affiliated	$757,503	$222,873	$5,563
Interest—unaffiliated	31,564,510	12,694,342	1,600,245
Securities lending income—affiliated—net	805,222	96,724	11,267
Other income—unaffiliated	—	450	—
Total investment income	33,127,235	13,014,389	1,617,075
EXPENSES
Investment advisory	1,799,881	740,584	81,005
Interest expense	—	—	10
Total expenses	1,799,881	740,584	81,015
Less:
Investment advisory fees waived	(18,440)	(5,459)	(138)
Total expenses after fees waived	1,781,441	735,125	80,877
Net investment income	31,345,794	12,279,264	1,536,198
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated	(55,607)	(1,652,428)	(253,116)
Investments—affiliated	(15,952)	(1,561)	(1,311)
In-kind redemptions—unaffiliated(a)	16,341	724,294	—
	(55,218)	(929,695)	(254,427)
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated	(14,375,772)	(3,606,405)	(28,073)
Investments—affiliated	(4,523)	(1,579)	(135)
Foreign currency translations	1	—	—
	(14,380,294)	(3,607,984)	(28,208)
Net realized and unrealized loss	(14,435,512)	(4,537,679)	(282,635)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$16,910,282	$7,741,585	$1,253,563
(a) See Note 2 of the Notes to Financial Statements.
See notes to financial statements.
17
2026 iShares Semi-Annual Financial Statements and Additional Information

Statements of Changes in Net Assets

	iShares iBonds 2026 Term High Yield and Income ETF		iShares iBonds 2027 Term High Yield and Income ETF
	Six Months Ended 04/30/26 (unaudited)	Year Ended 10/31/25	Six Months Ended 04/30/26 (unaudited)	Year Ended 10/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$31,345,794	$54,161,482	$12,279,264	$18,198,855
Net realized gain (loss)	(55,218)	2,355,071	(929,695)	452,266
Net change in unrealized appreciation (depreciation)	(14,380,294)	(711,266)	(3,607,984)	(234,146)
Net increase in net assets resulting from operations	16,910,282	55,805,287	7,741,585	18,416,975
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(33,033,264)(b)	(52,302,186)	(12,266,967)(b)	(17,453,121)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	20,008,167	435,152,364	70,221,040	194,118,650
NET ASSETS
Total increase in net assets	3,885,185	438,655,465	65,695,658	195,082,504
Beginning of period	994,085,441	555,429,976	368,533,014	173,450,510
End of period	$997,970,626	$994,085,441	$434,228,672	$368,533,014

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.
Statements of Changes in Net Assets
18

Statements of Changes in Net Assets(continued)

	iShares iBonds 2031 Term High Yield and Income ETF
	Six Months Ended 04/30/26 (unaudited)	Year Ended 10/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$1,536,198	$1,482,843
Net realized loss	(254,427)	(98)
Net change in unrealized appreciation (depreciation)	(28,208)	87,030
Net increase in net assets resulting from operations	1,253,563	1,569,775
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(1,453,533)(b)	(1,380,462)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	20,576,436	23,133,546
NET ASSETS
Total increase in net assets	20,376,466	23,322,859
Beginning of period	36,146,925	12,824,066
End of period	$56,523,391	$36,146,925

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.
19
2026 iShares Semi-Annual Financial Statements and Additional Information

Financial Highlights
(For a share outstanding throughout each period)

	iShares iBonds 2026 Term High Yield and Income ETF
	Six Months Ended 04/30/26 (unaudited)	Year Ended 10/31/25	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Period From 11/10/20(a) to 10/31/21
Net asset value, beginning of period	$23.31	$23.24	$22.23	$22.27	$25.40	$25.00
Net investment income(b)	0.70	1.57	1.73	1.73	1.28	1.06
Net realized and unrealized gain (loss)(c)	(0.33)	0.05	0.97	(0.15)	(3.15)	0.37
Net increase (decrease) from investment operations	0.37	1.62	2.70	1.58	(1.87)	1.43
Distributions(d)
From net investment income	(0.71)(e)	(1.55)	(1.69)	(1.62)	(1.26)	(1.03)
From net realized gain	(0.03)	(0.00)(f)	—	—	—	—
Total distributions	(0.74)	(1.55)	(1.69)	(1.62)	(1.26)	(1.03)
Net asset value, end of period	$22.94	$23.31	$23.24	$22.23	$22.27	$25.40
Total Return(g)
Based on net asset value	1.61%(h)	7.28%	12.58%	7.22%	(7.52)%	5.79%(h)
Ratios to Average Net Assets(i)
Total expenses	0.35%(j)	0.35%	0.35%	0.35%	0.35%	0.35%(j)
Total expenses after fees waived	0.35%(j)	0.35%	0.35%	0.35%	0.35%	0.35%(j)
Net investment income	6.10%(j)	6.79%	7.55%	7.68%	5.46%	4.26%(j)
Supplemental Data
Net assets, end of period (000)	$997,971	$994,085	$555,430	$144,482	$35,634	$20,321
Portfolio turnover rate(k)	1%	70%	53%	15%	15%	35%
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f) Rounds to less than $0.01.
(g) Where applicable, assumes the reinvestment of distributions.
(h) Not annualized.
(i) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(j) Annualized.
(k) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights
20

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares iBonds 2027 Term High Yield and Income ETF
	Six Months Ended 04/30/26 (unaudited)	Year Ended 10/31/25	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Period From 07/07/21(a) to 10/31/21
Net asset value, beginning of period	$22.40	$22.38	$21.12	$21.30	$24.85	$25.00
Net investment income(b)	0.64	1.46	1.60	1.51	1.01	0.25
Net realized and unrealized gain (loss)(c)	(0.24)	0.02	1.22	(0.26)	(3.36)	(0.21)
Net increase (decrease) from investment operations	0.40	1.48	2.82	1.25	(2.35)	0.04
Distributions from net investment income(d)	(0.65)(e)	(1.46)	(1.56)	(1.43)	(1.20)	(0.19)
Net asset value, end of period	$22.15	$22.40	$22.38	$21.12	$21.30	$24.85
Total Return(f)
Based on net asset value	1.84%(g)	6.88%	13.78%	5.94%	(9.71)%	0.15%(g)
Ratios to Average Net Assets(h)
Total expenses	0.35%(i)	0.35%	0.35%	0.35%	0.35%	0.35%(i)
Total expenses after fees waived	0.35%(i)	0.35%	0.35%	0.35%	0.35%	0.35%(i)
Net investment income	5.80%(i)	6.54%	7.26%	6.97%	4.41%	3.19%(i)
Supplemental Data
Net assets, end of period (000)	$434,229	$368,533	$173,451	$52,790	$14,907	$12,425
Portfolio turnover rate(j)	37%	44%	17%	14%	13%	3%
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f) Where applicable, assumes the reinvestment of distributions.
(g) Not annualized.
(h) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i) Annualized.
(j) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
21
2026 iShares Semi-Annual Financial Statements and Additional Information

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares iBonds 2031 Term High Yield and Income ETF
	Six Months Ended 04/30/26 (unaudited)	Year Ended 10/31/25	Period From 05/22/24(a) to 10/31/24
Net asset value, beginning of period	$25.82	$25.65	$25.00
Net investment income(b)	0.85	1.72	0.74
Net realized and unrealized gain (loss)(c)	(0.14)	0.15	0.49
Net increase from investment operations	0.71	1.87	1.23
Distributions(d)
From net investment income	(0.84)(e)	(1.69)	(0.58)
From net realized gain	—	(0.01)	—
Total distributions	(0.84)	(1.70)	(0.58)
Net asset value, end of period	$25.69	$25.82	$25.65
Total Return(f)
Based on net asset value	2.79%(g)	7.57%	4.96%(g)
Ratios to Average Net Assets(h)
Total expenses	0.35%(i)	0.35%	0.35%(i)
Total expenses after fees waived	0.35%(i)	0.35%	0.35%(i)
Net investment income	6.64%(i)	6.73%	6.57%(i)
Supplemental Data
Net assets, end of period (000)	$56,523	$36,147	$12,824
Portfolio turnover rate(j)	16%	15%	16%
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f) Where applicable, assumes the reinvestment of distributions.
(g) Not annualized.
(h) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i) Annualized.
(j) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights
22

Notes to Financial Statements (unaudited)
1. ORGANIZATION
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
iShares ETF	Diversification Classification
iBonds 2026 Term High Yield and Income	Diversified
iBonds 2027 Term High Yield and Income	Diversified
iBonds 2031 Term High Yield and Income	Non-diversified
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, including amortization and accretion of premiums and discounts on debt securities, and payment-in-kind interest are recognized daily on an accrual basis.
Foreign Currency Translation: Each Fund's books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Cash: The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
Segment Reporting: The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within each Fund’s financial statements.
23
2026 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment  Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date.  U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds' investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
• Equity investments (except ETF options, equity index options or those that are customized) traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation or last available bid (long positions) or ask (short positions) price.
• Fixed-income investments and certain derivative instruments for which market quotations are readily available are generally valued using the last available bid price (including evaluated prices) provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots of securities in certain asset classes may trade at lower prices than institutional round lots, and the value ultimately realized when the securities are sold could differ from the prices used by a fund. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless BFA determines such method does not represent fair value.
• Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).  The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair  Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
• Level  2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
Notes to Financial Statements
24

Notes to Financial Statements (unaudited) (continued)
4. SECURITIES AND OTHER INVESTMENTS
Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions.  The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. Government.  The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities.  The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day.  During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments.  The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
iBonds 2026 Term High Yield and Income
Barclays Bank PLC	$9,375,313	$(9,375,313)	$—	$—
Barclays Capital, Inc.	12,982,442	(12,982,442)	—	—
BMO Capital Markets Corp.	1,059,340	(1,059,340)	—	—
BNP Paribas SA	1,124,229	(1,124,229)	—	—
Citigroup Global Markets, Inc.	245,986	(245,986)	—	—
Goldman Sachs & Co. LLC	10,511,107	(10,511,107)	—	—
J.P. Morgan Securities LLC	12,184,264	(12,184,264)	—	—
Jefferies LLC	36,062	(36,062)	—	—
Morgan Stanley	6,469,835	(6,469,835)	—	—
National Bank Financial Inc.	1,067,634	(1,067,634)	—	—
Pershing LLC	6,335,630	(6,335,630)	—	—
RBC Capital Markets LLC	150,553	(150,553)	—	—
Scotia Capital (USA), Inc.	208,350	(208,350)	—	—
Wells Fargo Securities LLC	1,273,085	(1,273,085)	—	—
	$63,023,830	$(63,023,830)	$—	$—
25
2026 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
iBonds 2027 Term High Yield and Income
Barclays Bank PLC	$10,744,830	$(10,744,830)	$—	$—
Barclays Capital, Inc.	1,690,000	(1,690,000)	—	—
BNP Paribas SA	1,412,622	(1,412,622)	—	—
BofA Securities, Inc.	793,614	(793,614)	—	—
Citigroup Global Markets, Inc.	52,003	(52,003)	—	—
J.P. Morgan Securities LLC	4,860,857	(4,860,857)	—	—
Jefferies LLC	349,714	(349,714)	—	—
Morgan Stanley	770,757	(770,757)	—	—
National Bank Financial Inc.	545,076	(545,076)	—	—
Nomura Securities International, Inc.	1,547,801	(1,547,801)	—	—
RBC Capital Markets LLC	986,417	(986,417)	—	—
Scotia Capital (USA), Inc.	833,491	(833,491)	—	—
TD Securities (USA) LLC	1,096,987	(1,096,987)	—	—
Wells Fargo Bank, National Association	152,225	(152,225)	—	—
Wells Fargo Securities LLC	1,747,134	(1,747,134)	—	—
	$27,583,528	$(27,583,528)	$—	$—
iBonds 2031 Term High Yield and Income
BNP Paribas Prime Brokerage International Ltd	$1,520,688	$(1,520,688)	$—	$—
BofA Securities, Inc.	103,052	(103,052)	—	—
J.P. Morgan Securities LLC	881,294	(881,294)	—	—
Jefferies LLC	218,063	(218,063)	—	—
Morgan Stanley	307,514	(307,514)	—	—
National Bank Financial Inc.	273,262	(273,262)	—	—
Pershing LLC	64,834	(64,834)	—	—
RBC Capital Markets LLC	990,556	(990,556)	—	—
Scotia Capital (USA), Inc.	974,132	(974,132)	—	—
Wells Fargo Bank, National Association	310,301	(310,301)	—	—
Wells Fargo Securities LLC	1,045,789	(1,045,789)	—	—
	$6,689,485	$(6,689,485)	$—	$—

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s
Statements of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.'s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets.  BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee of 0.35%, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund.
Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies ("acquired fund fees and expenses"). The total of the investment advisory fee and acquired fund fees and expenses, if any, is a fund’s total annual operating expenses. Total expenses as shown in the Statements of Operations does not include acquired fund fees and expenses.
BFA has contractually agreed to waive a portion of its investment advisory fee for each Fund through the termination date of such Fund, in an amount equal to acquired fund fees and expenses, if any, attributable to each Fund's investments in other funds advised by BFA or its affiliates.
Notes to Financial Statements
26

Notes to Financial Statements (unaudited) (continued)
These amounts are included in investment advisory fees waived in the Statements of Operations. For the six months ended April 30, 2026, the amounts waived in investment advisory fees pursuant to these arrangements were as follows:
iShares ETF	Amounts Waived
iBonds 2026 Term High Yield and Income	$18,440
iBonds 2027 Term High Yield and Income	5,459
iBonds 2031 Term High Yield and Income	138
Distributor: BlackRock Investments, LLC ("BRIL"), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Securities Lending: The U.S. Securities and Exchange Commission ("SEC") has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. ("BTC"), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions.  As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares ETF Complex in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended April 30, 2026, the Funds paid BTC the following amounts for securities lending agent services:
iShares ETF	Amounts
iBonds 2026 Term High Yield and Income	$182,722
iBonds 2027 Term High Yield and Income	23,091
iBonds 2031 Term High Yield and Income	3,518
Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.
Other Transactions: Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate.  The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
27
2026 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
6. PURCHASES AND SALES
For the six months ended April 30, 2026, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
iShares ETF	Purchases	Sales
iBonds 2026 Term High Yield and Income	$4,378,077	$221,341,748
iBonds 2027 Term High Yield and Income	147,342,967	164,722,236
iBonds 2031 Term High Yield and Income	8,510,397	7,451,881
For the six months ended April 30, 2026, in-kind transactions were as follows:
iShares ETF	In-kind Purchases	In-kind Sales
iBonds 2026 Term High Yield and Income	$119,008,767	$77,152,109
iBonds 2027 Term High Yield and Income	99,988,737	29,071,500
iBonds 2031 Term High Yield and Income	19,249,767	—
7. INCOME TAX INFORMATION
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes.  It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of April 30, 2026, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
As of October 31, 2025, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:
iShares ETF	Non-Expiring Capital Loss Carryforwards(a)
iBonds 2027 Term High Yield and Income	$(1,397,189)
iBonds 2031 Term High Yield and Income	(58,474)

(a)	Amounts available to offset future realized capital gains.
As of April 30, 2026, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
iBonds 2026 Term High Yield and Income	$1,063,430,793	$842,154	$(12,080,808)	$(11,238,654)
iBonds 2027 Term High Yield and Income	455,366,931	1,049,906	(2,572,069)	(1,522,163)
iBonds 2031 Term High Yield and Income	62,373,744	675,257	(534,111)	141,146
8. PRINCIPAL RISKS
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations.  Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Funds are not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Notes to Financial Statements
28

Notes to Financial Statements (unaudited) (continued)
Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests. A Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore each Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by each Fund, and each Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
The Funds invest a significant portion of their assets in high yield securities. High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”) or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.
The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates during a period of historically low interest rates. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Funds’ performance.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
9. CAPITAL SHARE TRANSACTIONS
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
29
2026 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
Transactions in capital shares were as follows:
	Six Months Ended 04/30/26		Year Ended 10/31/25
iShares ETF	Shares	Amount	Shares	Amount
iBonds 2026 Term High Yield and Income
Shares sold	5,200,000	$120,043,536	21,400,000	$495,768,737
Shares redeemed	(4,350,000)	(100,035,369)	(2,650,000)	(60,616,373)
	850,000	$20,008,167	18,750,000	$435,152,364
iBonds 2027 Term High Yield and Income
Shares sold	4,550,000	$101,242,680	8,900,000	$198,464,530
Shares redeemed	(1,400,000)	(31,021,640)	(200,000)	(4,345,880)
	3,150,000	$70,221,040	8,700,000	$194,118,650
iBonds 2031 Term High Yield and Income
Shares sold	800,000	$20,576,436	1,050,000	$26,947,214
Shares redeemed	—	—	(150,000)	(3,813,668)
	800,000	$20,576,436	900,000	$23,133,546
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash.  Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars.  Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash.  Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, each Funds’ custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
10. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Notes to Financial Statements
30

Additional Information
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
 • Go to icsdelivery.com.
 • If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com.
31
2026 iShares Semi-Annual Financial Statements and Additional Information

Glossary of Terms Used in these Financial Statements

Portfolio Abbreviation
NVS	Non-Voting Shares
PIK	Payment-in-kind
REIT	Real Estate Investment Trust
Glossary of Terms Used in this Report
32

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This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Bloomberg Index Services Limited, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

April 30, 2026

2026 Semi-Annual Financial Statements and Additional Information (Unaudited)

iShares Trust
• iShares iBonds Oct 2034 Term TIPS ETF | IBIK | NYSE Arca

2

Schedule of Investments (unaudited)
April 30, 2026
iShares® iBonds® Oct 2034 Term TIPS ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
U.S. Government Obligations
U.S. Government Obligations — 99.5%
U.S. Treasury Inflation Indexed Bonds
1.75%, 01/15/34	$40,245	$40,386,087
1.88%, 07/15/34	41,793	42,298,575
		82,684,662
Total Investments — 99.5% (Cost: $81,137,205)		82,684,662
Other Assets Less Liabilities — 0.5%		433,816
Net Assets — 100.0%		$83,118,478
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/26	Shares Held at 04/30/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares(a)	$—	$—	$0 (b)	$—	$—	$—	—	$2,102	$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
U.S. Government Obligations	$—	$82,684,662	$—	$82,684,662
See notes to financial statements.
3
2026 iShares Semi-Annual Financial Statements and Additional Information

Statement of Assets and Liabilities (unaudited)
April 30, 2026

iShares iBonds Oct 2034 Term TIPS ETF
ASSETS
Investments, at value—unaffiliated(a)	$82,684,662
Cash	4,650
Receivables:
Dividends—affiliated	172
Interest—unaffiliated	435,687
Total assets	83,125,171
LIABILITIES
Payables:
Investment advisory fees	6,693
Total liabilities	6,693
Commitments and contingent liabilities
NET ASSETS	$83,118,478
NET ASSETS CONSIST OF
Paid-in capital	$80,671,271
Accumulated earnings	2,447,207
NET ASSETS	$83,118,478
NET ASSET VALUE
Shares outstanding	3,200,000
Net asset value	$25.97
Shares authorized	Unlimited
Par value	None
(a) Investments, at cost—unaffiliated	$81,137,205
See notes to financial statements.
Statement of Assets and Liabilities
4

Statement of Operations (unaudited)
Six Months Ended April 30, 2026

iShares iBonds Oct 2034 Term TIPS ETF
INVESTMENT INCOME
Dividends—affiliated	$2,102
Interest—unaffiliated(a)	1,528,798
Total investment income	1,530,900
EXPENSES
Investment advisory	42,250
Total expenses	42,250
Less:
Investment advisory fees waived	(52)
Total expenses after fees waived	42,198
Net investment income	1,488,702
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated	(16,802)
In-kind redemptions—unaffiliated	444,942
428,140
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated	(565,282)
(565,282)
Net realized and unrealized loss	(137,142)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,351,560
(a) Includes net inflationary and deflationary adjustments. See Note 4 of the Notes to Financial Statements.
See notes to financial statements.
5
2026 iShares Semi-Annual Financial Statements and Additional Information

Statement of Changes in Net Assets

	iShares iBonds Oct 2034 Term TIPS ETF
	Six Months Ended 04/30/26 (unaudited)	Year Ended 10/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$1,488,702	$2,480,357
Net realized gain (loss)	428,140	(32,220)
Net change in unrealized appreciation (depreciation)	(565,282)	2,166,425
Net increase in net assets resulting from operations	1,351,560	4,614,562
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(1,348,516)(b)	(2,179,281)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(2,605,795)	74,413,741
NET ASSETS
Total increase (decrease) in net assets	(2,602,751)	76,849,022
Beginning of period	85,721,229	8,872,207
End of period	$83,118,478	$85,721,229

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.
Statement of Changes in Net Assets
6

Financial Highlights
(For a share outstanding throughout each period)

	iShares iBonds Oct 2034 Term TIPS ETF
	Six Months Ended 04/30/26 (unaudited)	Year Ended 10/31/25	Period From 05/22/24(a) to 10/31/24
Net asset value, beginning of period	$25.98	$25.35	$25.00
Net investment income(b)	0.45	1.31	0.42
Net realized and unrealized gain (loss)(c)	(0.05)	0.43	0.29
Net increase from investment operations	0.40	1.74	0.71
Distributions(d)
From net investment income	(0.41)(e)	(0.99)	(0.36)
From net realized gain	—	(0.12)	—
Total distributions	(0.41)	(1.11)	(0.36)
Net asset value, end of period	$25.97	$25.98	$25.35
Total Return(f)
Based on net asset value	1.61%(g)	7.04%	2.83%(g)
Ratios to Average Net Assets(h)
Total expenses	0.10%(i)	0.10%	0.10%(i)
Total expenses after fees waived	0.10%(i)	0.10%	0.10%(i)
Net investment income	3.52%(i)	5.11%	3.67%(i)
Supplemental Data
Net assets, end of period (000)	$83,118	$85,721	$8,872
Portfolio turnover rate(j)	1%	4%	50%
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f) Where applicable, assumes the reinvestment of distributions.
(g) Not annualized.
(h) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i) Annualized.
(j) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
7
2026 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited)
1. ORGANIZATION
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following fund (the “Fund”):
iShares ETF	Diversification Classification
iBonds Oct 2034 Term TIPS	Diversified
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Cash: The Fund may maintain cash at its custodian which, at times may exceed United States federally insured limits. The Fund may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Fund. Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Fund’s tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Fund.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Segment Reporting: The Chief Financial Officer acts as the Fund’s Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund’s financial statements.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment  Valuation Policies: The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date.  U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of the Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Fund’s investment adviser, as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
• Fixed-income investments and certain derivative instruments for which market quotations are readily available are generally valued using the last available bid price (including evaluated prices) provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots of securities in certain asset classes may trade at lower prices than institutional round lots, and the value ultimately realized when the securities are sold could differ from the prices used by a fund. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including
Notes to Financial Statements
8

Notes to Financial Statements (unaudited) (continued)
transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless BFA determines such method does not represent fair value.
• Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).  The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair  Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level  2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Inflation-Indexed Bonds: Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation rises or falls, the principal value of inflation-indexed bonds will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of an inflation-indexed bond is included as interest income in the Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds.
5. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of the Fund’s assets.  BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Fund, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to the Fund, BFA is entitled to an annual investment advisory fee of 0.10%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund.
Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses, if any, is a fund’s total annual operating expenses. Total expenses as shown in the Statement of Operations does not include acquired fund fees and expenses.
BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through the termination date, in an amount equal to acquired fund fees and expenses, if any, attributable to the Fund’s investments in other funds advised by BFA or its affiliates.
9
2026 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
This amount is included in investment advisory fees waived in the Statement of Operations. For the six months ended April 30, 2026, the amounts waived in investment advisory fees pursuant to this arrangement were as follows:
iShares ETF	Amounts Waived
iBonds Oct 2034 Term TIPS	$52
Distributor: BlackRock Investments, LLC ("BRIL"), an affiliate of BFA, is the distributor for the Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Fund.
ETF Servicing Fees: The Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Fund does not pay BRIL for ETF Services.
Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.
Other Transactions: The Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate.  The income earned on these temporary cash investments is shown as dividends – affiliated in the Statement of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
6. PURCHASES AND SALES
For the six months ended April 30, 2026, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
	U.S. Government Securities
iShares ETF	Purchases	Sales
iBonds Oct 2034 Term TIPS	$768,170	$1,367,242
For the six months ended April 30, 2026, in-kind transactions were as follows:
iShares ETF	In-kind Purchases	In-kind Sales
iBonds Oct 2034 Term TIPS	$8,995,172	$11,611,385
7. INCOME TAX INFORMATION
The Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes.  It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Fund as of April 30, 2026, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Fund’s NAV.
As of October 31, 2025, the Fund had non-expiring capital loss carryforwards of $27,076 available to offset future realized capital gains.
As of April 30, 2026, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
iBonds Oct 2034 Term TIPS	$81,142,349	$1,547,457	$(5,144)	$1,542,313
8. PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social
Notes to Financial Statements
10

Notes to Financial Statements (unaudited) (continued)
instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations.  Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve the Fund’s investment objective. The Fund is not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
Market Risk: The Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Fund to reinvest in lower yielding securities. The Fund may also be exposed to reinvestment risk, which is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Fund portfolio’s current earnings rate.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.
The Fund invests a significant portion of its assets in fixed-income securities and/or uses derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Fund may be subject to a greater risk of rising interest rates during a period of historically low interest rates. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Fund’s performance.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
9. CAPITAL SHARE TRANSACTIONS
Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of the Fund are not redeemable.
Transactions in capital shares were as follows:
	Six Months Ended 04/30/26		Year Ended 10/31/25
iShares ETF	Shares	Amount	Shares	Amount
iBonds Oct 2034 Term TIPS
Shares sold	350,000	$9,033,641	2,950,000	$74,413,741
Shares redeemed	(450,000)	(11,639,436)	—	—
	(100,000)	$(2,605,795)	2,950,000	$74,413,741
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash.  Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars.  Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash.  Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
11
2026 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
To the extent applicable, to facilitate the timely settlement of orders for the Fund using a clearing facility outside of the continuous net settlement process, the Fund, at its sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, the Fund’s custodian, and the Fund. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the Fund may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statement of Assets and Liabilities.
10. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Notes to Financial Statements
12

Additional Information
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
 • Go to icsdelivery.com.
 • If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Fund, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Fund from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com.
13
2026 iShares Semi-Annual Financial Statements and Additional Information

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Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by ICE Data Indices, LLC, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

April 30, 2026

2026 Semi-Annual Financial Statements and Additional Information (Unaudited)

iShares Trust
• iShares Core 1-5 Year USD Bond ETF | ISTB | NASDAQ
• iShares Core International Aggregate Bond ETF | IAGG | Cboe BZX Exchange

Schedule of Investments (unaudited)
April 30, 2026
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Asset-Backed Securities
Ally Auto Receivables Trust, 3.96%, 03/15/30	$1,500	$1,495,602
American Express Credit Account Master Trust
5.15%, 09/16/30	1,000	1,021,550
4.65%, 07/15/29	1,110	1,118,277
4.51%, 04/15/32	300	302,031
4.28%, 04/15/30	700	701,557
4.30%, 07/15/30	3,000	3,007,322
American Express Credit Account Master Trust Series, 4.51%, 07/15/32	500	503,832
BA Credit Card Trust, 4.93%, 05/15/29	1,450	1,464,167
BMW Vehicle Lease Trust, 3.97%, 09/25/28	750	748,860
BMW Vehicle Owner Trust, 4.66%, 12/27/32	270	272,148
Carmax Auto Owner Trust, 3.97%, 12/16/30	1,000	991,598
CarMax Auto Owner Trust
4.48%, 03/15/30	2,000	2,008,726
4.47%, 01/15/31	400	401,052
Chase Issuance Trust, 5.08%, 09/15/30	1,000	1,020,470
Citibank Credit Card Issuance Trust, 4.49%, 06/21/32	500	502,890
Drive Auto Receivables Trust, 4.94%, 05/17/32	80	80,603
Exeter Automobile Receivables Trust
5.92%, 02/15/30	1,000	1,015,832
5.74%, 05/15/29	1,568	1,578,337
4.68%, 03/15/32	200	199,286
5.16%, 03/15/32	250	250,163
Ford Credit Auto Owner Trust
4.88%, 09/15/30	500	504,790
3.90%, 06/15/30	1,000	993,021
4.05%, 10/15/30	500	498,166
Ford Credit Floorplan Master Owner Trust A, 4.63%, 04/15/30	500	503,131
GM Financial Automobile Leasing Trust, 4.17%, 08/21/28	500	500,191
GM Financial Consumer Automobile Receivables Trust, 4.15%, 08/18/31	750	748,512
Honda Auto Receivables Owner Trust, 3.98%, 06/17/30	500	497,817
Hyundai Auto Receivables Trust, 4.41%, 05/15/29	1,535	1,540,096
John Deere Owner Trust, 4.06%, 06/15/29	1,430	1,429,819
Mercedes-Benz Auto Lease Trust, 4.69%, 02/18/31	500	503,303
Mercedes-Benz Auto Receivables Trust, 4.78%, 12/17/29	1,000	1,007,753
PSNH Funding LLC 3, 3.81%, 02/01/35	500	489,898
Santander Drive Auto Receivables Trust
4.87%, 05/15/31	500	503,149
5.32%, 12/15/31	250	252,073
4.27%, 01/15/32	500	497,533
Synchrony Card Funding LLC, 4.49%, 05/15/31	1,000	1,003,104
Toyota Auto Receivables Owner Trust
4.34%, 11/15/29	100	100,280
4.11%, 03/15/30	650	648,931
4.19%, 01/15/31	750	750,745
Verizon Master Trust, 4.17%, 08/20/30	1,000	1,000,453
Volkswagen Auto Lease Trust, 4.50%, 06/20/28	500	502,152
WF Card Issuance Trust, 4.29%, 10/15/29	300	301,177
Total Asset-Backed Securities — 0.7% (Cost: $33,439,237)		33,460,397
Security	Par (000)	Value
Collateralized Mortgage Obligations
Mortgage-Backed Securities — 1.7%
Bank, 3.46%, 04/15/52	$342	$333,488
Bank5
5.61%, 08/15/57	1,500	1,541,400
5.65%, 04/15/58	1,500	1,547,950
5.88%, 08/15/57	500	516,636
6.50%, 12/15/56	433	448,536
BBCMS Mortgage Trust
2.04%, 09/15/54	1,000	891,786
4.05%, 12/15/51	500	495,029
5.02%, 09/15/58	1,269	1,281,601
5.14%, 12/15/57	1,000	1,010,918
5.25%, 02/15/59	1,500	1,529,864
5.48%, 11/15/58	500	507,642
5.63%, 09/15/57	300	305,095
5.89%, 09/15/57	1,000	1,034,409
6.64%, 03/15/57(a)	250	256,403
Series 2018-C2, Class A5, 4.31%, 12/15/51	800	794,856
BBCMS Trust, 2.27%, 07/15/54	500	472,896
Benchmark Mortgage Trust
2.93%, 12/15/72	500	469,607
5.18%, 04/15/57	250	253,185
5.18%, 10/15/58	400	406,615
5.18%, 02/15/59	2,000	2,034,062
5.36%, 05/15/55	300	302,819
5.60%, 08/15/57	500	512,753
5.93%, 03/15/57	1,000	1,030,054
6.06%, 01/10/57(a)	500	506,682
6.06%, 08/15/57(a)	500	514,752
6.79%, 03/15/57	500	517,305
7.18%, 07/15/57(a)	40	41,935
Series 2018-B21, Class A2, 1.74%, 12/17/53	203	187,130
Series 2023-B38, Class A2, 5.63%, 04/15/56	7,000	7,104,421
BMO Mortgage Trust
5.58%, 05/15/58	450	462,485
5.63%, 12/15/57(a)	700	718,935
5.74%, 12/15/57(a)	500	488,496
5.75%, 09/15/57(a)	500	506,381
5.78%, 04/15/58(a)	500	516,446
5.86%, 02/15/57	500	515,597
5.88%, 09/15/57(a)	200	197,676
5.89%, 11/15/57(a)	400	406,914
6.41%, 11/15/57(a)	900	923,019
Cantor Commercial Real Estate Lending, 2.87%, 11/15/52	500	472,486
CD Mortgage Trust, 3.91%, 11/13/50(a)	200	191,743
Citigroup Commercial Mortgage Trust
4.05%, 12/15/72(a)	200	177,079
Series 2018-B2, Class A4, 4.01%, 03/10/51	1,000	990,669
Series 2019-C7, Class A4, 3.10%, 12/15/72	1,000	947,479
Series 2019-GC41, Class A5, 2.87%, 08/10/56	2,000	1,888,882
CSAIL Commercial Mortgage Trust
4.05%, 03/15/52	520	510,744
4.45%, 04/15/51(a)	400	386,904
Series 2019-C18, Class A4, 2.97%, 12/15/52	710	670,453
DBJPM Mortgage Trust, 3.56%, 06/10/50(a)	1,000	973,681
Federal Home Loan Mortgage Corp., 4.33%, 06/25/30(a)	5,000	5,002,311

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
3.00%, 09/25/29	$2,000	$1,930,537
3.78%, 01/25/32	1,392	1,378,110
4.46%, 08/25/31	2,000	2,005,351
4.57%, 12/25/28	1,000	1,006,443
4.74%, 08/25/28(a)	10,000	10,089,328
5.20%, 02/25/31	3,110	3,219,769
5.36%, 01/25/29(a)	2,720	2,791,971
5.40%, 01/25/29	1,726	1,771,323
Federal National Mortgage Association-ACES, 1.32%, 05/25/30	485	438,428
Freddie Mac Multifamily Structured Pass Through Certificates, 4.07%, 12/25/30(a)	3,000	2,967,175
GS Mortgage Securities Trust
2.12%, 05/12/53	1,000	929,775
Series 2017-GS7, Class AAB, 3.20%, 08/10/50	789	785,098
Morgan Stanley BAML Trust, 5.64%, 03/15/58	200	206,115
Morgan Stanley Bank of America Merrill Lynch Trust, 5.11%, 11/15/58	225	228,045
Morgan Stanley Capital I Trust
2.45%, 02/15/53	490	454,669
3.77%, 11/15/52(a)	125	113,191
Series 2019-L3, Class AS, 3.49%, 11/15/52	970	914,961
UBS Commercial Mortgage Trust, Series 2018-C14, Class ASB, 4.39%, 12/15/51	1,933	1,932,541
Wells Fargo Commercial Mortgage Trust
4.15%, 03/15/51(a)	500	491,932
4.15%, 08/15/51	1,330	1,318,128
4.67%, 09/15/61(a)	1,000	983,279
5.93%, 07/15/57	2,000	2,066,525
6.23%, 01/15/58(a)	500	504,847
6.39%, 01/15/58(a)	500	520,498
		82,846,248
Total Collateralized Mortgage Obligations — 1.7% (Cost: $82,900,319)		82,846,248
Corporate Bonds & Notes
Advertising — 0.1%
Advantage Sales & Marketing, Inc., 9.00%, 11/15/30(b)	161	129,259
Clear Channel Outdoor Holdings, Inc.
7.13%, 02/15/31(b)	355	369,480
7.50%, 06/01/29(b)	320	320,834
7.75%, 04/15/28(b)	305	306,042
7.88%, 04/01/30(b)	250	260,447
CMG Media Corp., 8.88%, 06/18/29(b)	195	173,821
Lamar Media Corp.
3.63%, 01/15/31	150	140,678
3.75%, 02/15/28	240	235,376
4.00%, 02/15/30	175	168,208
4.88%, 01/15/29	130	129,274
Neptune Bidco U.S., Inc., 9.29%, 04/15/29(b)	805	813,920
Omnicom Group, Inc.
2.40%, 03/01/31	5	4,469
2.45%, 04/30/30	380	349,304
4.20%, 03/02/29	105	103,776
4.20%, 06/01/30	35	34,360
4.65%, 10/01/28	130	130,288
Security	Par (000)	Value
Advertising (continued)
4.75%, 03/30/30	$205	$205,607
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.25%, 01/15/29(b)	175	170,776
4.63%, 03/15/30(b)	170	165,190
5.00%, 08/15/27(b)	210	209,881
Stagwell Global LLC, 5.63%, 08/15/29(b)	330	314,327
		4,735,317
Aerospace & Defense — 0.4%
AAR Escrow Issuer LLC, 6.75%, 03/15/29(b)	200	205,382
ATI, Inc.
4.88%, 10/01/29	100	99,058
5.88%, 12/01/27	130	130,114
7.25%, 08/15/30	5	5,210
BAE Systems Finance, Inc., 7.50%, 07/01/27(b)	115	119,036
BAE Systems PLC
1.90%, 02/15/31(b)	400	353,818
3.40%, 04/15/30(b)	405	388,889
5.13%, 03/26/29(b)	380	387,982
Boeing Co.(The)
2.95%, 02/01/30	225	212,649
3.20%, 03/01/29	305	294,287
3.25%, 02/01/28	395	387,399
3.25%, 03/01/28	65	63,667
3.45%, 11/01/28	40	39,027
3.63%, 02/01/31	415	395,739
5.04%, 05/01/27	625	628,569
5.15%, 05/01/30	1,385	1,406,953
6.26%, 05/01/27	345	350,970
6.30%, 05/01/29	465	487,698
Bombardier, Inc.
7.50%, 02/01/29(b)	255	264,765
8.75%, 11/15/30(b)	230	244,460
Czechoslovak Group A/S, 6.50%, 01/10/31(c)	400	411,335
General Dynamics Corp.
2.63%, 11/15/27	10	9,784
3.63%, 04/01/30	315	306,310
3.75%, 05/15/28	305	302,931
General Electric Co., 4.30%, 07/29/30	295	294,452
HEICO Corp., 5.25%, 08/01/28	135	137,436
Honeywell Aerospace, Inc.
3.90%, 03/16/28(b)	450	446,631
4.00%, 03/16/29(b)	455	450,037
4.30%, 03/16/31(b)	750	740,706
Howmet Aerospace, Inc.
3.00%, 01/15/29	185	178,361
3.90%, 04/15/29	100	98,508
6.75%, 01/15/28	180	187,071
Incora Top Holdco LLC, 6.00%, 01/31/33(d)(e)(f)	147	36,371
L3Harris Technologies, Inc.
2.90%, 12/15/29	210	198,823
4.40%, 06/15/28	625	625,012
5.05%, 06/01/29	155	157,776
Lockheed Martin Corp.
1.85%, 06/15/30	105	94,926
4.15%, 08/15/28	155	154,998
4.40%, 08/15/30	190	189,857
4.45%, 05/15/28	215	216,019
4.50%, 02/15/29	230	231,434
5.10%, 11/15/27	440	446,689
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Aerospace & Defense (continued)
Northrop Grumman Corp.
3.25%, 01/15/28	$710	$697,961
4.40%, 05/01/30	20	19,979
4.60%, 02/01/29	185	186,272
4.65%, 07/15/30	210	211,255
Rolls-Royce PLC, 5.75%, 10/15/27(b)	330	334,867
RTX Corp.
2.25%, 07/01/30	285	261,088
3.13%, 05/04/27	360	356,279
4.13%, 11/16/28	905	901,416
5.75%, 01/15/29	222	229,921
6.00%, 03/15/31	210	223,044
7.20%, 08/15/27	178	184,538
7.50%, 09/15/29	170	186,401
Spirit AeroSystems, Inc., 4.60%, 06/15/28(g)	250	250,161
ST Engineering RHQ Ltd., 4.25%, 05/08/30(c)	200	199,484
TransDigm, Inc.
4.63%, 01/15/29	380	374,269
4.88%, 05/01/29	230	227,186
6.38%, 03/01/29(b)	800	817,017
6.75%, 08/15/28(b)	700	709,765
6.88%, 12/15/30(b)	450	463,942
		19,215,984
Agriculture — 0.3%
Altria Group, Inc.
3.40%, 05/06/30	250	239,260
4.50%, 08/06/30	140	139,357
4.80%, 02/14/29	610	614,492
4.88%, 02/04/28	155	156,256
6.20%, 11/01/28	200	208,231
Amaggi Luxembourg International SARL, 5.25%, 01/28/28(c)	200	197,119
Archer-Daniels-Midland Co., 3.25%, 03/27/30	320	306,551
BAT Capital Corp.
2.26%, 03/25/28	640	615,112
2.73%, 03/25/31	375	342,579
3.46%, 09/06/29	120	115,981
3.56%, 08/15/27	631	624,448
4.91%, 04/02/30	310	313,105
5.83%, 02/20/31	400	418,369
6.34%, 08/02/30	500	532,991
BAT International Finance PLC
4.45%, 03/16/28	295	295,086
5.93%, 02/02/29	335	347,161
Bunge Ltd. Finance Corp.
3.20%, 04/21/31	200	186,877
3.75%, 09/25/27	155	153,844
4.10%, 01/07/28	250	249,067
4.20%, 09/17/29	265	262,607
4.55%, 08/04/30	100	99,669
Cargill, Inc.
1.70%, 02/02/31(b)	150	132,021
2.13%, 04/23/30(b)	215	196,450
3.25%, 05/23/29(b)	155	150,086
4.13%, 10/23/30(b)	150	147,566
4.63%, 02/11/28(b)	100	100,726
Darling Ingredients, Inc., 6.00%, 06/15/30(b)	305	307,696
Imperial Brands Finance PLC
3.88%, 07/26/29(b)	285	279,174
4.50%, 06/30/28(b)	200	200,126
5.50%, 02/01/30(b)	395	405,797
Security	Par (000)	Value
Agriculture (continued)
6.13%, 07/27/27(b)	$375	$381,929
Japan Tobacco, Inc.
4.85%, 05/15/28(b)	250	252,246
5.25%, 06/15/30(b)	260	266,385
JT International Financial Services BV, 3.88%, 09/28/28(c)	200	197,371
Philip Morris International, Inc.
1.75%, 11/01/30	230	204,352
2.10%, 05/01/30	230	209,918
3.13%, 08/17/27	90	88,865
3.13%, 03/02/28	160	156,840
3.38%, 08/15/29	320	310,217
3.88%, 10/27/28	160	158,592
4.00%, 10/29/30	265	259,598
4.13%, 04/28/28	200	199,551
4.13%, 04/27/29	110	109,333
4.38%, 11/01/27	320	320,744
4.38%, 04/30/30	380	378,092
4.63%, 11/01/29	210	211,548
4.88%, 02/15/28	479	483,627
4.88%, 02/13/29	330	334,235
5.13%, 11/17/27	568	574,684
5.13%, 02/15/30	620	633,187
5.13%, 02/13/31	200	204,628
5.25%, 09/07/28	115	117,401
5.50%, 09/07/30	230	238,584
5.63%, 11/17/29	460	477,056
		15,106,787
Airlines — 0.2%
Alaska Airlines Pass Through Trust, Series 2020-1, 4.80%, 02/15/29(b)(g)	307	307,050
Allegiant Travel Co., 7.25%, 08/15/27(b)	143	143,591
American Airlines Pass-Through Trust
Series 2015-1, Class A, 3.38%, 11/01/28	187	184,500
Series 2015-2, Class AA, 3.60%, 03/22/29(g)	100	98,365
Series 2016-1, Class AA, 3.58%, 07/15/29	82	80,697
Series 2016-2, Class AA, 3.20%, 12/15/29	146	141,963
Series 2016-3, Class AA, 3.00%, 04/15/30	75	72,199
Series 2017-1, Class AA, 3.65%, 02/15/29(g)	111	107,870
Series 2017-2, Class AA, 3.35%, 04/15/31	119	114,236
American Airlines, Inc., 7.25%, 02/15/28(b)	240	243,224
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/29(b)	900	900,351
AS Mileage Plan IP Ltd., 5.02%, 10/20/29(b)	235	232,674
Avianca Midco 2 PLC
9.00%, 12/01/28(b)	149	145,919
9.50%, 01/28/31(b)	200	186,202
9.63%, 02/14/30(b)	400	377,160
Azul Secured Finance LLP, 9.88%, 02/15/31	400	354,700
Delta Air Lines Pass-Through Trust, Series 2020, Class AA, 2.00%, 12/10/29	161	155,774
Delta Air Lines, Inc.
3.75%, 10/28/29	175	168,536
4.38%, 04/19/28	180	178,966
4.95%, 07/10/28	165	166,009
5.25%, 07/10/30	315	317,489
Delta Air Lines, Inc./SkyMiles IP Ltd., 4.75%, 10/20/28(b)	888	888,159
Gol Finance, Inc., 14.38%, 06/06/30(c)	700	665,807
Grupo Aeromexico SAB de CV, 8.25%, 11/15/29(c)	200	194,259

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Airlines (continued)
Latam Airlines Group SA
7.63%, 01/07/31(c)	$200	$203,005
7.88%, 04/15/30(c)	400	407,493
OneSky Flight LLC, 8.88%, 12/15/29(b)	165	174,146
Southwest Airlines Co.
2.63%, 02/10/30	170	156,479
3.45%, 11/16/27	25	24,539
4.38%, 11/15/28	230	228,240
5.13%, 06/15/27	645	647,881
United Airlines Holdings, Inc.
4.88%, 03/01/29	183	180,723
5.38%, 03/01/31	290	285,965
United Airlines Pass-Through Trust
Series 2016-1, Class AA, 3.10%, 01/07/30	14	13,381
Series 2016-2, Class AA, 2.88%, 04/07/30	180	173,146
Series 2018-1, Class AA, 3.50%, 09/01/31	78	74,948
Series 2020-1, 5.88%, 04/15/29	328	333,015
United Airlines, Inc., 4.63%, 04/15/29(b)	635	626,499
VistaJet Malta Finance PLC/Vista Management Holding, Inc.
6.38%, 02/01/30(b)(g)	285	267,446
7.88%, 05/01/27(b)	165	165,000
9.50%, 06/01/28(b)(g)	185	187,113
		10,574,719
Apparel — 0.1%
Crocs, Inc., 4.25%, 03/15/29(b)	105	101,892
Gildan Activewear, Inc., 4.70%, 10/07/30(b)	185	183,110
Kontoor Brands, Inc., 4.13%, 11/15/29(b)	135	128,600
Levi Strauss & Co., 3.50%, 03/01/31(b)	150	138,102
NIKE, Inc., 2.85%, 03/27/30	450	424,928
PVH Corp., 5.50%, 06/13/30	102	103,478
Ralph Lauren Corp., 2.95%, 06/15/30	205	193,069
Tapestry, Inc.
4.13%, 07/15/27	37	36,803
5.10%, 03/11/30	260	263,129
Under Armour, Inc., 7.25%, 07/15/30(b)	80	81,652
VF Corp., 2.95%, 04/23/30	240	217,680
William Carter Co. (The), 7.38%, 02/15/31(b)	175	180,008
Wolverine World Wide, Inc., 4.00%, 08/15/29(b)	190	177,540
		2,229,991
Auto Manufacturers — 1.3%
Allison Transmission, Inc.
3.75%, 01/30/31(b)	300	281,817
4.75%, 10/01/27(b)	145	144,650
5.88%, 06/01/29(b)	150	151,412
American Honda Finance Corp.
1.80%, 01/13/31	200	174,159
2.00%, 03/24/28	280	267,180
2.25%, 01/12/29	280	263,068
3.50%, 02/15/28	190	186,643
4.15%, 01/08/29	150	148,231
4.25%, 09/01/28	205	203,632
4.40%, 09/05/29	255	252,707
4.45%, 10/22/27	255	254,889
4.45%, 01/08/31	150	147,305
4.50%, 09/04/30	205	202,191
4.55%, 07/09/27	100	100,117
4.55%, 03/03/28	135	135,006
4.60%, 04/17/30	210	208,364
4.70%, 01/12/28	175	175,471
Security	Par (000)	Value
Auto Manufacturers (continued)
4.80%, 03/05/30	$130	$130,097
4.90%, 07/09/27	200	201,053
4.90%, 03/13/29	255	256,757
5.13%, 07/07/28	350	354,204
5.65%, 11/15/28	170	174,318
5.85%, 10/04/30	185	192,083
Series A, 4.55%, 04/10/28	65	65,046
Series A, 4.90%, 04/10/31	225	224,648
Aston Martin Capital Holdings Ltd., 10.00%, 03/31/29(b)	325	260,537
BMW Finance NV, 2.85%, 08/14/29(b)	205	194,266
BMW U.S. Capital LLC
3.63%, 04/18/29(b)	255	248,645
3.75%, 04/12/28(b)	135	133,370
3.95%, 08/14/28(b)	330	326,404
4.15%, 08/11/27(b)	50	49,894
4.15%, 04/09/30(b)	300	293,819
4.30%, 03/17/28(b)	125	124,916
4.40%, 03/19/29(b)	125	124,800
4.50%, 08/11/30(b)	315	312,088
4.60%, 08/13/27(b)	235	235,782
4.65%, 08/13/29(b)	125	125,375
4.65%, 03/19/31(b)	125	124,405
4.75%, 03/21/28(b)(g)	115	115,756
4.90%, 04/02/29(b)	280	282,734
5.05%, 08/11/28(b)	430	435,282
5.05%, 03/21/30(b)	345	349,473
Cummins, Inc.
1.50%, 09/01/30	310	275,112
4.25%, 05/09/28	75	75,134
4.70%, 02/15/31	200	201,814
4.90%, 02/20/29	105	106,686
Daimler Truck Finance North America LLC
2.38%, 12/14/28(b)	245	231,938
4.15%, 01/12/29(b)	150	148,151
4.30%, 08/12/27(b)	150	149,650
4.65%, 10/12/30(b)	150	149,100
4.95%, 01/13/28(b)	65	65,519
5.13%, 09/25/27(b)	200	201,496
5.13%, 01/19/28(b)	360	363,145
5.13%, 09/25/29(b)	200	202,690
5.25%, 01/13/30(b)	315	320,716
5.40%, 09/20/28(b)	215	219,160
Ford Motor Co.
6.63%, 10/01/28	140	144,999
9.63%, 04/22/30	190	216,560
Ford Motor Credit Co. LLC
2.90%, 02/16/28	235	226,180
2.90%, 02/10/29	250	234,784
3.82%, 11/02/27	300	294,722
4.00%, 11/13/30	450	422,464
4.13%, 08/17/27	455	449,540
4.95%, 05/28/27	510	510,131
4.97%, 04/06/29	400	396,695
5.11%, 05/03/29	445	442,244
5.30%, 09/06/29	250	249,252
5.42%, 04/09/31	465	461,042
5.73%, 09/05/30	425	428,162
5.80%, 03/08/29	485	491,133
5.85%, 05/17/27	255	257,079
5.88%, 11/07/29	405	411,174
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Auto Manufacturers (continued)
5.92%, 03/20/28	$260	$263,581
6.05%, 03/05/31	305	310,165
6.80%, 05/12/28	440	453,537
6.80%, 11/07/28	435	451,230
7.20%, 06/10/30	210	222,093
7.35%, 11/04/27	485	499,939
7.35%, 03/06/30	360	381,167
Ford Otomotiv Sanayi A/S, 7.13%, 04/25/29(c)	200	203,345
General Motors Co.
4.20%, 10/01/27	125	124,480
5.00%, 10/01/28	115	116,001
5.35%, 04/15/28	40	40,552
5.40%, 10/15/29	325	332,278
5.63%, 04/15/30	210	216,142
6.80%, 10/01/27	545	560,048
General Motors Financial Co, Inc., 4.75%, 04/06/29	400	401,015
General Motors Financial Co., Inc.
2.35%, 01/08/31	350	313,243
2.40%, 04/10/28	405	389,354
2.40%, 10/15/28	325	308,867
2.70%, 08/20/27	216	211,183
3.60%, 06/21/30	395	377,289
4.20%, 10/27/28	195	193,379
4.30%, 04/06/29	375	371,389
4.60%, 01/08/31	280	276,679
4.90%, 10/06/29	340	342,154
5.00%, 07/15/27	200	201,250
5.05%, 04/04/28	530	534,687
5.35%, 07/15/27	215	217,133
5.35%, 01/07/30	360	367,136
5.40%, 05/08/27	280	282,911
5.45%, 07/15/30	220	225,357
5.55%, 07/15/29	390	399,694
5.65%, 01/17/29	251	256,829
5.75%, 02/08/31	300	310,155
5.80%, 06/23/28	470	481,270
5.80%, 01/07/29	475	488,715
5.85%, 04/06/30	300	311,205
6.00%, 01/09/28	490	500,739
Honda Motor Co. Ltd.
4.44%, 07/08/28	300	299,344
4.69%, 07/08/30	370	368,289
Hyundai Capital America
1.80%, 01/10/28(b)	350	334,219
2.00%, 06/15/28(b)	295	279,495
2.10%, 09/15/28(b)	365	344,200
2.38%, 10/15/27(b)	345	334,469
4.25%, 09/18/28(b)	200	198,235
4.25%, 01/08/29(b)	260	257,189
4.30%, 09/24/27(b)	195	194,374
4.50%, 09/18/30(b)	140	137,804
4.55%, 09/26/29(b)	250	249,024
4.55%, 01/08/31(b)	290	285,631
4.60%, 04/06/28(b)	100	100,031
4.75%, 04/06/29(b)	100	100,151
4.88%, 06/23/27(b)	85	85,309
4.88%, 11/01/27(b)	210	210,928
4.90%, 06/23/28(b)	175	175,796
5.00%, 01/07/28(b)	380	382,359
5.00%, 04/07/31(b)	100	100,216
5.10%, 06/24/30(b)	190	191,621
Security	Par (000)	Value
Auto Manufacturers (continued)
5.15%, 03/27/30(b)	$200	$202,148
5.28%, 06/24/27(b)	200	201,563
5.30%, 01/08/29(b)	160	162,317
5.30%, 06/24/29(b)	230	233,582
5.30%, 01/08/30(b)	275	279,481
5.35%, 03/19/29(b)	185	188,325
5.40%, 01/08/31(b)	205	208,985
5.60%, 03/30/28(b)	327	332,636
5.68%, 06/26/28(b)	535	545,239
5.70%, 06/26/30(b)	175	180,024
5.80%, 04/01/30(b)	165	170,499
6.10%, 09/21/28(b)	315	324,967
6.20%, 09/21/30(b)	200	209,874
6.38%, 04/08/30(b)	205	215,307
6.50%, 01/16/29(b)	295	307,984
Hyundai Capital Services, Inc.
3.63%, 08/29/27(c)	200	197,677
5.13%, 02/05/29(c)	200	202,346
Jaguar Land Rover Automotive PLC
4.50%, 10/01/27(b)	155	153,110
5.50%, 07/15/29(b)	160	157,931
5.88%, 01/15/28(b)	175	174,786
Mercedes-Benz Finance North America LLC
2.63%, 03/10/30(b)	150	139,620
3.10%, 08/15/29(b)	245	233,869
3.75%, 02/22/28(b)	350	346,210
4.25%, 03/10/29(b)	150	148,948
4.30%, 02/22/29(b)	210	208,955
4.50%, 03/10/31(b)	150	148,417
4.75%, 08/01/27(b)	190	191,035
4.75%, 03/31/28(b)	150	150,894
4.80%, 03/30/28(b)	370	372,643
4.80%, 08/01/29(b)	255	256,943
4.85%, 01/11/29(b)	200	201,706
4.90%, 11/15/27(b)	175	176,430
5.00%, 04/01/30(b)	40	40,458
5.10%, 08/03/28(b)	410	415,873
5.10%, 11/15/29(b)	340	345,365
5.25%, 11/29/27(b)	250	253,447
8.50%, 01/18/31	505	585,312
New Flyer Holdings, Inc., 9.25%, 07/01/30(b)	180	194,226
Nissan Motor Acceptance Co. LLC
2.45%, 09/15/28(b)	120	111,011
2.75%, 03/09/28(b)	210	198,912
5.30%, 09/13/27(b)	125	124,658
5.55%, 09/13/29(b)	105	102,810
5.63%, 09/29/28(b)	270	268,167
6.13%, 09/30/30(b)	395	389,117
7.05%, 09/15/28(b)	240	245,999
Nissan Motor Co. Ltd.
4.35%, 09/17/27(b)	720	710,614
4.81%, 09/17/30(b)	800	747,910
7.50%, 07/17/30(b)	205	211,884
PACCAR Financial Corp.
3.90%, 02/05/29	100	99,312
4.00%, 08/08/28	95	94,840
4.00%, 09/26/29	150	149,280
4.25%, 06/23/27	125	125,341
4.45%, 08/06/27	155	155,896
4.55%, 03/03/28	190	191,542
4.55%, 05/08/30	100	100,799

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Auto Manufacturers (continued)
4.60%, 01/10/28	$235	$236,882
4.60%, 01/31/29	180	182,189
4.95%, 08/10/28	60	61,010
5.00%, 05/13/27	160	161,576
Series R, 4.00%, 11/07/28	100	99,579
PM General Purchaser LLC, 9.50%, 10/01/28(b)	200	185,940
Stellantis Finance U.S., Inc.
5.63%, 01/12/28(b)	200	201,939
5.75%, 03/18/30(b)	275	275,606
Toyota Finance Australia Ltd., 4.40%, 01/30/31	200	197,224
Toyota Motor Corp.
2.36%, 03/25/31	400	363,037
2.76%, 07/02/29	180	171,643
3.67%, 07/20/28	90	89,089
4.19%, 06/30/27	170	170,241
4.45%, 06/30/30	180	180,303
5.12%, 07/13/28	205	208,879
Toyota Motor Credit Corp.
1.15%, 08/13/27	120	115,673
1.90%, 04/06/28	202	193,740
2.15%, 02/13/30	250	230,347
3.05%, 01/11/28	255	250,504
3.38%, 04/01/30	325	312,559
3.65%, 01/08/29	195	191,996
4.05%, 09/05/28	200	199,326
4.35%, 10/08/27	485	486,637
4.45%, 06/29/29	280	280,846
4.50%, 05/14/27	250	251,093
4.55%, 09/20/27	380	382,280
4.55%, 08/09/29	335	336,848
4.55%, 05/17/30	210	210,855
4.63%, 01/12/28	395	398,460
4.65%, 01/05/29	240	242,237
4.80%, 05/15/30	285	288,571
4.95%, 01/09/30	230	234,019
5.05%, 05/16/29	280	285,755
5.10%, 03/21/31	255	261,385
5.25%, 09/11/28	180	184,032
5.45%, 11/10/27	315	320,983
5.55%, 11/20/30	470	489,959
Series B, 3.75%, 01/12/28	200	198,867
Series B, 4.05%, 03/13/29	250	248,307
Series B, 4.20%, 01/10/31	225	222,418
Volkswagen Group of America Finance LLC
1.63%, 11/24/27(b)	65	62,039
3.75%, 05/13/30(b)	205	195,422
4.35%, 06/08/27(b)	575	573,470
4.60%, 06/08/29(b)	200	198,366
4.75%, 11/13/28(b)	375	374,971
4.85%, 08/15/27(b)	210	210,460
4.85%, 09/11/30(b)	290	288,280
4.95%, 08/15/29(b)	235	235,761
5.05%, 03/27/28(b)	215	216,404
5.25%, 03/22/29(b)	370	374,289
5.35%, 03/27/30(b)	185	187,535
5.65%, 09/12/28(b)	205	209,110
6.20%, 11/16/28(b)	200	206,606
6.45%, 11/16/30(b)	290	306,439
Wabash National Corp., 4.50%, 10/15/28(b)(g)	140	124,322
		59,997,473
Security	Par (000)	Value
Auto Parts & Equipment — 0.2%
Adient Global Holdings Ltd.
7.00%, 04/15/28(b)	$190	$193,464
8.25%, 04/15/31(b)	125	130,416
American Axle & Manufacturing, Inc.
5.00%, 10/01/29(g)	195	189,476
6.88%, 07/01/28	118	118,110
Aptiv Swiss Holdings Ltd., 6.88%, 12/15/54, (5-year CMT + 3.39%)(a)	125	127,707
BorgWarner, Inc.
2.65%, 07/01/27	460	450,936
4.95%, 08/15/29	85	86,048
Clarios Global LP/Clarios U.S. Finance Co.
6.75%, 05/15/28(b)	260	264,595
6.75%, 02/15/30(b)	230	237,408
Cooper-Standard Automotive, Inc., 9.25%, 03/01/31(b)	380	374,206
Cyprium Corp./Cyprium Holdings Luxembourg SARL, 6.13%, 04/15/31(b)	265	267,650
Denso Corp.
4.28%, 09/17/30(b)	170	168,197
4.42%, 09/11/29(b)	185	184,714
Dexko Global, Inc., 7.50%, 04/15/32(b)	216	188,816
Forvia SE, 8.00%, 06/15/30(b)	150	158,030
Goodyear Tire & Rubber Co.(The)
5.00%, 07/15/29	250	239,661
5.25%, 04/30/31	170	154,734
6.63%, 07/15/30	145	143,473
7.00%, 03/15/28	56	56,720
IHO Verwaltungs GmbH
6.38%, 05/15/29, (6.38% Cash or 7.13% PIK)(b)(h)	140	140,464
7.75%, 11/15/30, (7.75% Cash or 8.50% PIK)(b)(h)	200	205,655
Lear Corp.
3.80%, 09/15/27	55	54,510
4.25%, 05/15/29	195	192,403
LG Energy Solution Ltd.
5.00%, 04/02/29(b)	200	200,918
5.25%, 04/02/28(c)	200	201,903
5.25%, 04/02/31(b)	200	200,416
5.38%, 07/02/27(c)	200	201,507
5.38%, 07/02/29(c)	200	203,441
5.38%, 04/02/30(c)	200	201,841
5.75%, 09/25/28(c)	200	204,346
Magna International, Inc.
2.45%, 06/15/30	220	202,404
5.05%, 03/14/29	130	131,868
Motherson Global Investments BV, 5.63%, 07/11/29(c)	200	202,741
Phinia, Inc., 6.75%, 04/15/29(b)	190	194,811
Tenneco, Inc., 8.00%, 11/17/28(b)	605	611,771
Titan International, Inc., 7.00%, 04/30/28	130	129,933
Toyota Industries Corp., 3.57%, 03/16/28(b)	200	196,270
ZF North America Capital, Inc.
6.75%, 04/23/30(b)	250	247,645
6.88%, 04/14/28(b)	180	184,077
7.13%, 04/14/30(b)	185	185,161
7.50%, 03/24/31(b)	425	426,578
		8,455,024
Automobile Abs — 0.0%
Realtruck Group Inc, 6.25%, 07/31/31	176	194,728
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks — 8.5%
ABN AMRO Bank NV
2.47%, 12/13/29, (1-year CMT + 1.10%)(a)(b)	$210	$198,920
4.20%, 07/07/28(b)	200	199,251
4.20%, 02/26/31(b)	200	196,576
4.99%, 12/03/28, (1-year CMT + 0.78%)(a)(b)	210	211,431
ABQ Finance Ltd., 4.95%, 03/25/30(c)	200	200,582
Abu Dhabi Commercial Bank PJSC
4.50%, 09/14/27(c)	200	199,914
4.65%, 06/10/30, (1-day SOFR + 1.00%)(a)(c)	200	199,123
4.71%, 02/26/30, (1-day SOFR + 1.05%)(a)(c)	200	199,704
5.36%, 03/10/35, (5-year CMT + 1.68%)(a)(c)	200	199,527
5.50%, 01/12/29(c)	200	203,471
Adib Sukuk Co. II Ltd., 5.70%, 11/15/28(c)	200	203,946
Agricultural Bank of China Ltd./Hong Kong, 4.17%, 04/25/28, (1-day SOFR Index + 0.52%)(a)(c)	400	401,105
AIB Group PLC
5.32%, 05/15/31, (1-day SOFR + 1.65%)(a)(b)	200	203,855
6.61%, 09/13/29, (1-day SOFR + 2.33%)(a)(b)	220	229,897
Ajman Senior Sukuk Ltd., 5.13%, 04/30/30(c)	200	199,537
Akbank TAS, 7.88%, 09/04/35, (5-year CMT + 3.73%)(a)(c)	200	201,847
Al Masraf, 5.11%, 01/29/31(c)	200	197,934
Al Rajhi Sukuk Ltd.
4.75%, 04/05/28(c)	400	400,224
4.87%, 05/19/30(c)	200	199,610
5.05%, 03/12/29(c)	200	201,193
5.65%, 03/16/36, (5-year CMT + 2.00%)(a)(c)	400	396,000
Alinma Sukuk Ltd.
4.94%, 07/15/30(c)	200	200,264
5.79%, 11/10/35, (5-year CMT + 2.10%)(a)(c)	200	197,422
ANZ Bank New Zealand Ltd.
5.55%, 08/11/32, (5-year CMT + 2.70%)(a)(b)	200	201,835
5.90%, 07/10/34, (5-year CMT + 1.50%)(a)(b)	190	195,744
ANZ New Zealand International Ltd.
2.55%, 02/13/30(b)	260	242,927
3.45%, 07/17/27(b)	45	44,600
3.45%, 01/21/28(b)	200	197,364
5.36%, 08/14/28(b)	270	276,130
Ardshinbank CJSC Via Dilijan Finance BV, 6.60%, 01/22/31(c)	200	201,330
Armor Holdco, Inc., 8.50%, 11/15/29(b)	105	104,020
ASB Bank Ltd.
4.16%, 10/29/30(b)	200	196,681
5.28%, 06/17/32, (5-year CMT + 2.25%)(a)(b)	205	205,896
5.40%, 11/29/27(b)	215	218,600
Associated Banc-Corp, 6.46%, 08/29/30, (1-day SOFR + 3.03%)(a)	75	76,743
Australia & New Zealand Banking Group Ltd.
2.57%, 11/25/35, (5-year CMT + 1.70%)(a)(b)	410	367,787
5.73%, 09/18/34, (5-year CMT + 1.62%)(a)(b)	255	261,253
Australia & New Zealand Banking Group Ltd./New York
3.92%, 09/30/27	250	249,452
4.62%, 12/16/29	325	328,698
4.90%, 07/16/27	260	262,499
Series A, 3.92%, 12/08/28	260	258,154
Series A, 4.36%, 06/18/28	195	195,667
Banco Bilbao Vizcaya, 4.97%, 05/08/31	200	200,056
Banco Bilbao Vizcaya Argentaria SA
4.15%, 03/03/29	200	197,653
5.38%, 03/13/29	220	225,257
Security	Par (000)	Value
Banks (continued)
6.14%, 09/14/28, (1-year CMT + 2.70%)(a)	$200	$204,283
Banco Bradesco SA, 6.50%, 01/22/30(c)	400	415,616
Banco de Credito del Peru SA
5.80%, 03/10/35, (5-year CMT + 2.24%)(a)(c)	200	200,490
6.45%, 07/30/35, (5-year CMT + 2.49%)(a)(c)(g)	400	410,293
Banco de Credito e Inversiones SA, 3.50%, 10/12/27(c)	200	198,294
Banco do Brasil SA
4.88%, 01/11/29(c)	200	198,835
6.00%, 03/18/31(c)	200	203,159
6.25%, 04/18/30(c)	200	205,461
Banco General SA, 4.13%, 08/07/27(c)	200	198,682
Banco Macro SA, 8.00%, 06/23/29(c)	200	204,528
Banco Nacional de Comercio Exterior SNC/Cayman Islands, 5.88%, 05/07/30(c)	200	205,477
Banco Nacional de Panama, 2.50%, 08/11/30(c)	200	179,705
Banco Santander Chile, 4.55%, 11/20/30(c)	200	198,131
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, 5.62%, 12/10/29(c)	200	205,371
Banco Santander SA
2.75%, 12/03/30	400	361,542
2.96%, 03/25/31	400	366,419
3.31%, 06/27/29	280	270,005
3.49%, 05/28/30	360	343,032
3.80%, 02/23/28	350	345,534
4.38%, 04/12/28	600	597,969
4.55%, 11/06/30	200	197,253
4.60%, 04/15/29	200	199,520
4.87%, 04/15/31	400	398,254
5.29%, 08/18/27	515	520,231
5.37%, 07/15/28, (1-year CMT + 0.95%)(a)	405	408,948
5.54%, 03/14/30, (1-year CMT + 1.45%)(a)	480	490,815
5.57%, 01/17/30	325	333,332
5.59%, 08/08/28	590	602,960
6.61%, 11/07/28	240	252,052
Banco Votorantim SA/Luxembourg, 5.88%, 04/08/28(c)	200	202,826
Bangkok Bank PCL/Hong Kong
3.73%, 09/25/34, (5-year CMT + 1.90%)(a)(c)	400	380,202
4.30%, 06/15/27(c)	200	199,507
4.45%, 09/19/28(c)	200	199,533
4.51%, 11/26/30(c)	200	198,377
5.30%, 09/21/28(c)	200	203,164
9.03%, 03/15/29(b)	100	110,568
Bank Hapoalim BM, 4.72%, 07/14/29(b)	400	395,823
Bank Leumi Le-Israel BM, 5.13%, 07/27/27(b)(c)	200	200,069
Bank Mandiri Persero Tbk PT, 4.90%, 03/24/28(c)	200	200,655
Bank Muscat SAOG, 4.85%, 10/01/30(c)	200	197,859
Bank of America Corp.
1.90%, 07/23/31, (1-day SOFR + 1.53%)(a)	895	799,170
1.92%, 10/24/31, (1-day SOFR + 1.37%)(a)	800	709,791
2.09%, 06/14/29, (1-day SOFR + 1.06%)(a)	985	937,567
2.50%, 02/13/31, (3-mo. CME Term SOFR + 1.25%)(a)	1,165	1,078,577
2.59%, 04/29/31, (1-day SOFR + 2.15%)(a)	1,035	956,357
2.69%, 04/22/32, (1-day SOFR + 1.32%)(a)	1,000	906,906
2.88%, 10/22/30, (3-mo. CME Term SOFR + 1.45%)(a)	675	638,032
3.19%, 07/23/30, (3-mo. CME Term SOFR + 1.44%)(a)	855	819,686

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
3.25%, 10/21/27	$410	$404,919
3.42%, 12/20/28, (3-mo. CME Term SOFR + 1.30%)(a)	1,975	1,942,649
3.59%, 07/21/28, (3-mo. CME Term SOFR + 1.63%)(a)	705	697,869
3.97%, 03/05/29, (3-mo. CME Term SOFR + 1.33%)(a)	785	778,151
3.97%, 02/07/30, (3-mo. CME Term SOFR + 1.47%)(a)	980	965,319
4.27%, 07/23/29, (3-mo. CME Term SOFR + 1.57%)(a)	965	959,845
4.46%, 02/06/32, (1-day SOFR + 0.87%)(a)	865	852,950
4.48%, 04/23/30, (1-day SOFR + 0.87%)(a)	1,075	1,071,639
4.62%, 05/09/29, (1-day SOFR + 1.11%)(a)	860	862,103
4.70%, 04/23/32, (1-day SOFR + 1.04%)(a)	1,075	1,070,754
4.95%, 07/22/28, (1-day SOFR + 2.04%)(a)	1,080	1,086,804
4.98%, 01/24/29, (1-day SOFR + 0.83%)(a)	1,030	1,038,110
5.16%, 01/24/31, (1-day SOFR + 1.00%)(a)	1,030	1,048,640
5.20%, 04/25/29, (1-day SOFR + 1.63%)(a)	1,300	1,317,320
5.82%, 09/15/29, (1-day SOFR + 1.57%)(a)	960	987,477
6.20%, 11/10/28, (1-day SOFR + 1.99%)(a)	655	672,146
Series L, 4.18%, 11/25/27	370	369,146
Series N, 2.65%, 03/11/32, (1-day SOFR + 1.22%)(a)	600	545,320
Bank of China Ltd./Luxembourg, 4.15%, 03/24/28, (1-day SOFR Index + 0.50%)(a)(c)	200	200,464
Bank of China Ltd./Macau, 4.13%, 10/21/28, (1-day SOFR Index + 0.48%)(a)(c)	200	200,478
Bank of China Ltd./Panama, 4.15%, 03/19/28, (1-day SOFR Index + 0.50%)(a)(c)	200	200,440
Bank of China Ltd./Sydney
4.15%, 06/14/27, (1-day SOFR Index + 0.50%)(a)(c)	400	400,663
4.15%, 11/10/30, (1-day SOFR Index + 0.49%)(a)(c)	200	200,689
4.16%, 03/04/28, (1-day SOFR Index + 0.50%)(a)(c)	200	200,434
4.24%, 09/30/27, (1-day SOFR Index + 0.59%)(a)(c)	400	401,296
Bank of Communications Co. Ltd./Hong Kong, 4.22%, 08/01/27, (1-day SOFR Index + 0.55%)(a)(c)	400	400,780
Bank of East Asia Ltd. (The), 6.75%, 06/27/34, (5-year CMT + 2.55%)(a)(c)	250	260,458
Bank of Ireland Group PLC, 5.60%, 03/20/30, (1-day SOFR + 1.62%)(a)(b)	245	251,261
Bank of Montreal
3.80%, 12/15/32, (5-year USD Swap + 1.43%)(a)	420	412,974
4.06%, 09/22/28, (1-day SOFR Index + 0.75%)(a)	270	268,815
4.35%, 09/22/31, (1-day SOFR Index + 1.08%)(a)	680	671,336
4.64%, 09/10/30, (1-day SOFR + 1.25%)(a)(g)	250	250,652
5.00%, 01/27/29, (1-day SOFR Index + 0.67%)(a)	210	211,877
5.20%, 02/01/28	469	475,879
5.37%, 06/04/27	340	344,060
5.72%, 09/25/28	315	324,080
Series H, 4.70%, 09/14/27	305	306,634
Series J, 4.34%, 03/19/30, (1-day SOFR + 0.89%)(a)	200	198,816
Series J, 4.44%, 01/14/32, (1-day SOFR + 0.97%)(a)	205	202,147
Security	Par (000)	Value
Banks (continued)
Bank of New York Mellon (The), 4.73%, 04/20/29, (1-day SOFR + 1.14%)(a)	$480	$483,834
Bank of New York Mellon Corp.(The)
1.65%, 07/14/28	190	179,944
3.00%, 10/30/28	78	75,538
3.25%, 05/16/27	180	178,677
3.30%, 08/23/29	230	221,750
3.40%, 01/29/28	280	276,773
3.85%, 04/28/28	320	318,610
3.85%, 04/26/29	155	153,534
3.99%, 06/13/28, (1-day SOFR + 1.15%)(a)	355	354,036
4.03%, 01/22/30, (1-day SOFR + 0.63%)(a)	165	163,267
4.44%, 06/09/28, (1-day SOFR + 0.68%)(a)	95	95,202
4.54%, 02/01/29, (1-day SOFR + 1.17%)(a)	355	356,367
4.54%, 04/23/32, (1-day SOFR + 0.90%)(a)	225	224,118
4.60%, 07/26/30, (1-day SOFR + 1.76%)(a)	215	215,821
4.89%, 07/21/28, (1-day SOFR + 0.84%)(a)	345	347,414
4.94%, 02/11/31, (1-day SOFR + 0.89%)(a)	400	404,974
4.98%, 03/14/30, (1-day SOFR + 1.09%)(a)	375	380,437
5.80%, 10/25/28, (1-day SOFR Index + 1.80%)(a)(g)	380	388,274
6.32%, 10/25/29, (1-day SOFR + 1.60%)(a)	340	355,092
Series J, 1.90%, 01/25/29	5	4,694
Bank of New Zealand
4.85%, 02/07/28(b)	270	272,532
5.08%, 01/30/29(b)	230	234,114
Bank of Nova Scotia(The)
4.04%, 09/15/28, (1-day SOFR + 0.76%)(a)	180	179,043
4.25%, 02/02/30, (1-day SOFR + 0.73%)(a)	255	252,940
4.34%, 09/15/31, (1-day SOFR + 1.09%)(a)	335	330,355
4.40%, 09/08/28, (1-day SOFR + 1.00%)(a)	280	279,838
4.85%, 02/01/30	385	389,624
4.93%, 02/14/29, (1-day SOFR + 0.89%)(a)	400	403,517
5.13%, 02/14/31, (1-day SOFR + 1.07%)(a)	300	305,298
5.25%, 06/12/28	220	224,425
5.40%, 06/04/27	250	253,044
5.45%, 08/01/29	200	206,020
Bank of the Philippine Islands
5.00%, 04/07/30(c)	200	203,969
5.25%, 03/26/29(c)	200	204,115
BankUnited, Inc., 5.13%, 06/11/30	15	14,980
Banque Federative du Credit Mutuel SA
4.54%, 01/15/31(b)	400	395,065
4.59%, 10/16/28(b)	225	225,249
4.75%, 07/13/27(b)	280	281,022
5.19%, 02/16/28(b)	285	288,440
5.54%, 01/22/30(b)	250	256,785
5.79%, 07/13/28(b)	250	256,394
Barclays PLC
2.65%, 06/24/31, (1-year CMT + 1.90%)(a)	345	316,770
2.67%, 03/10/32, (1-year CMT + 1.20%)(a)	200	179,947
3.56%, 09/23/35, (5-year CMT + 2.90%)(a)	215	200,895
4.22%, 05/24/30, (1-day SOFR + 0.93%)(a)	400	394,288
4.34%, 01/10/28	445	443,829
4.48%, 11/11/29, (1-day SOFR + 1.08%)(a)	425	422,710
4.52%, 02/24/32, (1-day SOFR + 1.14%)(a)	400	391,656
4.84%, 05/09/28	550	550,515
4.84%, 09/10/28, (1-day SOFR + 1.34%)(a)	250	250,869
4.94%, 09/10/30, (1-day SOFR + 1.56%)(a)	420	421,798
4.97%, 05/16/29, (3-mo. SOFR US + 2.16%)(a)	490	492,940
5.09%, 02/25/29, (1-day SOFR + 0.96%)(a)	405	408,499
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
5.09%, 06/20/30, (3-mo. SOFR US + 3.32%)(a)	$415	$416,695
5.37%, 02/25/31, (1-day SOFR + 1.23%)(a)	640	651,704
5.50%, 08/09/28, (1-year CMT + 2.65%)(a)	655	662,197
5.69%, 03/12/30, (1-day SOFR + 1.74%)(a)	720	738,688
6.49%, 09/13/29, (1-day SOFR + 2.22%)(a)	400	416,264
7.39%, 11/02/28, (1-year CMT + 3.30%)(a)	480	498,983
BBG Sukuk Ltd., 4.56%, 10/09/29(c)	200	198,588
BBK BSC, 6.88%, 06/06/29(c)	200	201,262
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico/TX, 5.25%, 09/10/29(c)	200	203,485
Blackstone Reg Finance Co. LLC, 4.30%, 11/03/30(g)	145	142,984
BNP Paribas SA
1.90%, 09/30/28, (1-day SOFR + 1.61%)(a)(b)	360	347,022
2.16%, 09/15/29, (1-day SOFR + 1.22%)(a)(b)	445	420,467
2.59%, 08/12/35, (5-year CMT + 2.05%)(a)(b)	310	278,323
2.87%, 04/19/32, (3-mo. CME Term SOFR + 1.39%)(a)(b)	690	626,051
3.05%, 01/13/31, (1-day SOFR + 1.51%)(a)(b)	700	657,896
3.50%, 11/16/27(b)	555	547,288
4.38%, 03/01/33, (5-year USD Swap + 1.48%)(a)(b)	425	419,389
4.40%, 08/14/28(b)	610	608,255
4.79%, 05/09/29, (1-day SOFR + 1.45%)(a)(b)	115	115,362
5.09%, 05/09/31, (1-day SOFR + 1.68%)(a)(b)	495	499,505
5.13%, 01/13/29, (1-year CMT + 1.45%)(a)(b)	590	595,930
5.18%, 01/09/30, (1-day SOFR + 1.52%)(a)(b)	570	578,125
5.20%, 01/10/30, (3-mo. CME Term SOFR + 2.83%)(a)(b)	320	324,394
5.28%, 11/19/30, (1-day SOFR + 1.28%)(a)(b)	770	783,191
5.34%, 06/12/29, (1-year CMT + 1.50%)(a)(b)	545	553,528
5.50%, 05/20/30, (1-day SOFR + 1.59%)(a)(b)	415	424,356
BOS Funding Ltd.
5.25%, 09/12/29(c)	200	196,794
7.00%, 03/14/28(c)	400	408,757
Boubyan Sukuk Ltd., 4.97%, 06/04/30(c)	200	200,416
BPCE SA
2.28%, 01/20/32, (1-day SOFR + 1.31%)(a)(b)	400	353,204
2.70%, 10/01/29(b)	310	291,094
3.50%, 10/23/27(b)	495	488,368
4.63%, 09/12/28(b)	250	249,985
4.75%, 07/19/27(b)	295	296,520
4.76%, 01/13/32, (1-day SOFR + 1.27%)(a)(b)	250	247,341
5.13%, 01/18/28(b)	220	222,641
5.28%, 05/30/29(b)	300	305,713
5.39%, 05/28/31, (1-day SOFR + 1.58%)(a)(b)	275	278,914
5.72%, 01/18/30, (1-day SOFR + 1.96%)(a)(b)	290	296,946
5.88%, 01/14/31, (1-day SOFR + 1.68%)(a)(b)	425	438,052
6.71%, 10/19/29, (1-day SOFR + 2.27%)(a)(b)	370	387,080
BSF Finance, 5.76%, 09/03/35, (5-year CMT + 2.00%)(a)(c)	400	392,639
BSF Sukuk Co. Ltd.
4.75%, 05/31/28(c)	400	398,624
5.00%, 01/25/29(c)	200	200,270
5.38%, 01/21/30(c)	200	202,888
Burgan Senior SPC Ltd., 4.88%, 10/16/30(c)	200	198,434
Caixa Economica Federal, 5.63%, 05/13/30(c)	200	202,915
CaixaBank SA
4.63%, 07/03/29, (1-day SOFR + 1.14%)(a)(b)	210	210,153
4.82%, 04/22/32, (1-day SOFR + 1.21%)(a)(b)	200	198,757
Security	Par (000)	Value
Banks (continued)
4.89%, 07/03/31, (1-day SOFR + 1.36%)(a)(b)	$345	$345,373
5.67%, 03/15/30, (1-day SOFR Index + 1.78%)(a)(b)	245	251,285
6.21%, 01/18/29, (1-day SOFR + 2.70%)(a)(b)	415	426,050
Canadian Imperial Bank of Commerce
4.24%, 09/08/28, (1-day SOFR Index + 0.60%)(a)	105	104,766
4.28%, 01/29/30, (1-day SOFR Index + 0.79%)(a)	320	317,506
4.58%, 09/08/31, (1-day SOFR Index + 1.17%)(a)	250	248,315
4.63%, 09/11/30, (1-day SOFR + 1.34%)(a)	340	340,437
4.86%, 03/30/29, (1-day SOFR + 1.03%)(a)	470	473,452
5.00%, 04/28/28	335	339,155
5.24%, 06/28/27	485	490,682
5.25%, 01/13/31, (1-day SOFR + 1.11%)(a)	265	270,579
5.26%, 04/08/29	315	322,234
5.99%, 10/03/28	195	201,797
Capital One NA
2.70%, 02/06/30	225	210,829
4.65%, 09/13/28	265	265,786
CBQ Finance Ltd.
4.63%, 09/10/30(c)	200	196,820
5.38%, 03/28/29(c)	200	202,311
China CITIC Bank International Ltd., 6.00%, 12/05/33, (5-year CMT + 1.65%)(a)(c)	250	258,401
China Construction Bank Corp.
4.15%, 09/11/28, (1-day SOFR Index + 0.50%)(a)(c)	200	200,588
4.23%, 09/11/30, (1-day SOFR Index + 0.58%)(a)(c)	200	200,958
China Construction Bank Corp./Hong Kong
4.18%, 05/28/28, (1-day SOFR Index + 0.52%)(a)(c)	400	401,200
4.20%, 07/16/27, (1-day SOFR Index + 0.55%)(a)(c)	400	400,769
China Everbright Bank Co Ltd./Hong Kong, 4.18%, 05/14/27, (1-day SOFR Index + 0.52%)(a)(c)	200	200,234
CIMB Bank Bhd, 2.13%, 07/20/27(c)	200	194,749
Citibank N.A.
4.58%, 05/29/27	690	693,549
4.84%, 08/06/29	545	551,901
4.91%, 05/29/30	770	781,887
5.80%, 09/29/28	900	932,369
Citigroup, Inc.
2.57%, 06/03/31, (1-day SOFR + 2.11%)(a)	1,145	1,052,088
2.67%, 01/29/31, (1-day SOFR + 1.15%)(a)	770	716,066
2.98%, 11/05/30, (1-day SOFR + 1.42%)(a)	790	746,999
3.52%, 10/27/28, (3-mo. CME Term SOFR + 1.41%)(a)	895	882,638
3.67%, 07/24/28, (3-mo. CME Term SOFR + 1.65%)(a)	740	733,086
3.98%, 03/20/30, (3-mo. CME Term SOFR + 1.60%)(a)	885	869,477
4.08%, 04/23/29, (3-mo. CME Term SOFR + 1.45%)(a)	810	803,870
4.13%, 07/25/28	310	307,464
4.41%, 03/31/31, (1-day SOFR + 3.91%)(a)	1,300	1,285,753
4.45%, 09/29/27	1,265	1,265,636
4.50%, 09/11/31, (1-day SOFR + 1.17%)(a)	1,010	999,404
4.54%, 09/19/30, (1-day SOFR + 1.34%)(a)	1,025	1,020,887
4.64%, 05/07/28, (1-day SOFR + 1.14%)(a)	805	806,557
4.66%, 05/24/28, (1-day SOFR + 1.89%)(a)	645	646,614
4.79%, 03/04/29, (1-day SOFR + 0.87%)(a)	740	743,487

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
4.95%, 05/07/31, (1-day SOFR + 1.46%)(a)	$670	$674,568
5.17%, 02/13/30, (1-day SOFR + 1.36%)(a)	1,040	1,055,636
5.59%, 11/19/34, (5-year CMT + 1.28%)(a)	380	385,836
6.63%, 01/15/28	375	389,621
Citizens Bank NA, 4.58%, 08/09/28, (1-day SOFR + 2.00%)(a)	320	320,376
Citizens Financial Group, Inc.
2.50%, 02/06/30	145	133,414
3.25%, 04/30/30	260	246,100
5.25%, 03/05/31, (1-day SOFR + 1.26%)(a)	225	227,758
5.30%, 01/29/36, (5-year CMT + 1.45%)(a)	30	29,732
5.84%, 01/23/30, (1-day SOFR + 2.01%)(a)	470	483,461
Commercial Bank of Dubai PSC
4.86%, 10/10/29(c)	400	399,050
5.32%, 06/14/28(c)	200	201,567
Commonwealth Bank of Australia
2.69%, 03/11/31(b)	450	407,412
3.15%, 09/19/27(b)	240	236,912
3.61%, 09/12/34, (5-year CMT + 2.05%)(a)(b)	310	297,658
3.90%, 03/16/28(b)	225	223,703
4.15%, 10/01/30	250	247,803
4.61%, 03/14/30(b)	340	343,094
Commonwealth Bank of Australia/New York, 4.42%, 03/14/28	250	251,205
Commonwealth Bank of Australia/New York NY, Series C, 4.36%, 03/27/29	275	275,621
Cooperatieve Rabobank UA
4.66%, 08/22/28, (1-year CMT + 1.75%)(a)(b)	500	500,866
4.99%, 05/27/31, (1-year CMT + 0.92%)(a)(b)	100	101,017
5.45%, 03/05/30, (1-year CMT + 1.12%)(a)(b)	245	250,505
5.56%, 02/28/29, (1-year CMT + 1.40%)(a)(b)	340	346,316
Cooperatieve Rabobank UA/NY
3.96%, 10/17/28	225	223,696
4.32%, 04/01/29	250	250,222
4.37%, 05/27/27	250	250,556
4.49%, 10/17/29	240	241,313
4.80%, 01/09/29	195	197,505
4.88%, 01/21/28	250	253,272
Credit Agricole SA
3.25%, 01/14/30(b)	300	282,634
4.00%, 01/10/33, (5-year USD Swap + 1.64%)(a)(b)	450	442,848
4.63%, 09/11/28, (1-day SOFR + 1.21%)(a)(b)	380	380,126
4.66%, 01/12/32, (1-day SOFR + 1.17%)(a)(b)	525	518,240
5.22%, 05/27/31, (1-day SOFR + 1.46%)(a)(b)	500	505,967
5.23%, 01/09/29, (1-day SOFR + 1.13%)(a)(b)	300	303,024
5.30%, 07/12/28(b)	280	284,916
5.34%, 01/10/30, (1-day SOFR + 1.69%)(a)(b)	250	254,312
6.32%, 10/03/29, (1-day SOFR + 1.86%)(a)(b)	510	529,517
Danske Bank A/S
4.38%, 06/12/28(b)	255	254,223
4.42%, 09/12/31, (1-year CMT + 0.85%)(a)(b)	200	196,500
4.61%, 10/02/30, (1-year CMT + 1.10%)(a)(b)	255	253,835
4.66%, 03/27/29, (1-year CMT + 0.75%)(a)(b)	265	265,318
5.00%, 03/27/32, (1-year CMT + 0.98%)(a)(b)	200	200,656
5.02%, 03/04/31, (1-year CMT + 0.93%)(a)(b)	230	231,488
5.71%, 03/01/30, (1-year CMT + 1.40%)(a)(b)	360	369,772
DBS Group Holdings Ltd., 4.40%, 03/21/28(b)	200	200,902
Deutsche Bank AG, 5.52%, 09/01/28	300	306,088
Deutsche Bank AG/New York NY
3.55%, 09/18/31, (1-day SOFR + 3.04%)(a)	550	518,483
Security	Par (000)	Value
Banks (continued)
3.73%, 01/14/32, (1-day SOFR + 2.76%)(a)	$300	$278,662
4.47%, 12/10/31, (1-day SOFR + 1.10%)(a)	400	394,059
4.73%, 02/06/32, (1-day SOFR + 1.14%)(a)	335	329,848
4.88%, 12/01/32, (5-year USD ICE Swap + 2.55%)(a)	305	303,842
4.95%, 08/04/31, (1-day SOFR + 1.30%)(a)	660	657,691
5.00%, 09/11/30, (1-day SOFR + 1.70%)(a)	400	401,495
5.06%, 04/14/32, (1-day SOFR + 1.41%)(a)	240	239,799
5.30%, 05/09/31, (1-day SOFR + 1.72%)(a)	525	530,320
5.37%, 09/09/27	225	228,426
5.37%, 01/10/29, (1-day SOFR + 1.21%)(a)	315	318,464
5.41%, 05/10/29	210	215,342
6.72%, 01/18/29, (1-day SOFR + 3.18%)(a)	470	485,906
6.82%, 11/20/29, (1-day SOFR + 2.51%)(a)	475	498,191
DIB Sukuk Ltd.
4.57%, 11/19/30(c)	400	396,409
4.80%, 08/16/28(c)	400	400,862
5.24%, 03/04/29(c)	200	202,088
5.49%, 11/30/27(c)	200	202,409
DNB Bank ASA
4.38%, 11/04/31, (1-day SOFR + 1.05%)(a)(b)	200	197,052
4.83%, 03/30/32, (1-day SOFR + 1.13%)(a)(b)	210	209,510
4.85%, 11/05/30, (1-day SOFR + 1.05%)(a)(b)	275	277,650
Doha Finance Ltd.
4.50%, 03/16/31(c)	200	194,412
5.25%, 03/12/29(c)	200	201,832
5.25%, 03/05/30(c)	200	201,991
EI Sukuk Co. Ltd.
4.54%, 03/23/31	200	196,096
5.06%, 03/25/30(c)	200	201,175
5.43%, 05/28/29(c)	200	202,995
Emirates NBD Bank PJSC
4.53%, 01/13/31(c)	200	196,974
4.75%, 01/22/30, (1-day SOFR + 1.10%)(a)(c)	200	199,702
5.07%, 01/31/29, (1-day SOFR + 1.40%)(a)(c)	200	201,008
5.14%, 11/26/29(c)	200	201,276
5.63%, 10/21/27(c)	200	202,547
5.88%, 10/11/28(c)	200	205,045
Fab Sukuk Co. Ltd.
4.58%, 01/17/28(c)	200	199,514
4.78%, 01/23/29(c)	200	199,737
5.15%, 01/16/30(c)	400	405,585
Federation des Caisses Desjardins du Quebec
4.55%, 08/23/27(b)	210	210,718
4.57%, 08/26/30(b)	215	214,405
5.25%, 04/26/29(b)	290	296,171
5.70%, 03/14/28(b)	355	363,361
Fifth Third Bancorp
2.55%, 05/05/27	100	98,326
3.95%, 03/14/28	245	243,182
4.57%, 04/29/32, (1-day SOFR + 0.95%)(a)	300	295,308
4.77%, 07/28/30, (1-day SOFR Index + 2.13%)(a)	335	334,739
4.90%, 09/06/30, (1-day SOFR + 1.49%)(a)	225	225,706
5.63%, 01/29/32, (1-day SOFR + 1.84%)(a)	300	309,153
6.34%, 07/27/29, (1-day SOFR + 2.34%)(a)	420	435,022
6.36%, 10/27/28, (1-day SOFR Index + 2.19%)(a)	287	294,563
Fifth Third Financial Corp.
4.00%, 02/01/29	215	211,954
5.98%, 01/30/30, (1-day SOFR + 2.16%)(a)	325	335,143
First Abu Dhabi Bank PJSC
4.30%, 01/13/31(c)	200	195,309
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
4.38%, 04/24/28(c)	$200	$198,542
4.38%, 09/10/30(c)	200	196,800
4.63%, 05/27/30, (1-day SOFR + 0.97%)(a)(c)	200	198,516
4.65%, 01/22/30, (1-day SOFR + 1.00%)(a)(c)	200	198,704
4.70%, 07/22/29, (1-day SOFR + 1.05%)(a)(c)	200	199,264
4.77%, 06/06/28(c)	200	199,914
4.87%, 01/29/29, (1-day SOFR + 1.20%)(a)(c)	200	201,006
5.00%, 02/28/29(c)	200	201,238
5.13%, 10/13/27(c)	200	201,085
5.80%, 01/16/35, (5-year CMT + 1.55%)(a)(c)	200	203,203
6.32%, 04/04/34, (5-year CMT + 1.70%)(a)(c)	400	410,106
First Citizens BancShares Inc/NC, 4.87%, 03/03/32, (1-day SOFR + 1.49%)(a)	125	121,132
First Citizens BancShares, Inc.
5.23%, 03/12/31, (1-day SOFR + 1.41%)(a)	245	243,723
5.60%, 09/05/35, (5-year CMT + 1.85%)(a)	200	195,509
First Horizon Corp., 5.51%, 03/07/31, (1-day SOFR + 1.77%)(a)	140	142,154
First-Citizens Bank & Trust Co., 6.13%, 03/09/28	45	46,102
FNB Corp., 5.72%, 12/11/30, (1-day SOFR Index + 1.93%)(a)	160	161,482
Freedom Mortgage Corp., 12.25%, 10/01/30(b)	160	173,603
GFH Senior Sukuk Ltd., 7.50%, 11/06/29(c)	200	193,999
Goldman Sachs Group, Inc., 4.59%, 04/20/30, (1-day SOFR + 0.99%)(a)	900	897,873
Goldman Sachs Group, Inc.(The)
1.99%, 01/27/32, (1-day SOFR + 1.09%)(a)	750	659,818
2.60%, 02/07/30	505	470,605
2.62%, 04/22/32, (1-day SOFR + 1.28%)(a)	500	450,029
3.69%, 06/05/28, (3-mo. CME Term SOFR + 1.77%)(a)	810	802,994
3.80%, 03/15/30	900	874,700
3.81%, 04/23/29, (3-mo. CME Term SOFR + 1.42%)(a)	840	828,018
4.15%, 01/21/29, (1-day SOFR + 0.71%)(a)	1,770	1,757,097
4.15%, 10/21/29, (1-day SOFR + 0.90%)(a)	750	741,979
4.22%, 05/01/29, (3-mo. CME Term SOFR + 1.56%)(a)	1,210	1,202,310
4.37%, 10/21/31, (1-day SOFR + 1.06%)(a)	920	902,601
4.48%, 08/23/28, (1-day SOFR + 1.73%)(a)	950	950,195
4.52%, 01/21/32, (1-day SOFR + 0.96%)(a)	1,840	1,812,734
4.69%, 10/23/30, (1-day SOFR + 1.14%)(a)	670	670,089
5.05%, 07/23/30, (1-day SOFR + 1.21%)(a)	750	758,407
5.21%, 01/28/31, (1-day SOFR + 1.08%)(a)	670	680,550
5.22%, 04/23/31, (1-day SOFR + 1.58%)(a)	1,060	1,077,587
5.73%, 04/25/30, (1-day SOFR + 1.27%)(a)	770	792,996
6.48%, 10/24/29, (1-day SOFR + 1.77%)(a)	865	902,405
Grupo Aval Ltd., 4.38%, 02/04/30(c)	200	188,002
Gulf International Bank BSC, 5.75%, 06/05/29(c)	200	203,748
HDFC Bank Ltd., 5.18%, 02/15/29(c)	200	202,587
HSBC Holdings PLC
2.01%, 09/22/28, (1-day SOFR + 1.73%)(a)	620	598,999
2.21%, 08/17/29, (1-day SOFR + 1.29%)(a)	640	606,757
2.36%, 08/18/31, (1-day SOFR + 1.95%)(a)	560	506,659
2.85%, 06/04/31, (1-day SOFR + 2.39%)(a)	485	449,094
3.97%, 05/22/30, (3-mo. CME Term SOFR + 1.87%)(a)	1,035	1,013,253
4.40%, 03/10/30, (1-day SOFR + 0.99%)(a)	420	417,050
4.58%, 06/19/29, (3-mo. CME Term SOFR + 1.80%)(a)	885	884,307
4.62%, 11/06/31, (1-day SOFR + 1.19%)(a)	475	470,495
Security	Par (000)	Value
Banks (continued)
4.68%, 03/10/32, (1-day SOFR + 1.21%)(a)	$600	$592,939
4.76%, 06/09/28, (1-day SOFR + 2.11%)(a)	755	756,560
4.90%, 03/03/29, (1-day SOFR + 1.03%)(a)	520	522,649
4.95%, 03/31/30	840	850,634
5.13%, 11/19/28, (1-day SOFR + 1.04%)(a)	525	529,247
5.13%, 03/03/31, (1-day SOFR + 1.29%)(a)	645	652,912
5.21%, 08/11/28, (1-day SOFR + 2.61%)(a)	780	786,394
5.24%, 05/13/31, (1-day SOFR + 1.57%)(a)	705	715,255
5.29%, 11/19/30, (1-day SOFR + 1.29%)(a)	745	758,348
5.55%, 03/04/30, (1-day SOFR + 1.46%)(a)	435	444,988
5.60%, 05/17/28, (1-day SOFR + 1.06%)(a)	550	556,183
6.16%, 03/09/29, (1-day SOFR + 1.97%)(a)	680	699,147
7.39%, 11/03/28, (1-day SOFR + 3.35%)(a)	755	785,419
HSBC USA, Inc., 4.65%, 06/03/28	215	216,408
Huntington Bancshares, Inc./Ohio
2.55%, 02/04/30	285	264,038
4.44%, 08/04/28, (1-day SOFR + 1.97%)(a)	280	279,724
4.62%, 01/28/32, (1-day SOFR + 0.99%)(a)	300	296,483
5.27%, 01/15/31, (1-day SOFR + 1.28%)(a)	395	401,096
6.21%, 08/21/29, (1-day SOFR + 2.02%)(a)	365	377,707
Huntington National Bank(The)
4.55%, 05/17/28, (1-day SOFR Index + 1.65%)(a)	275	275,023
5.65%, 01/10/30	250	258,336
ICICI Bank Ltd./Dubai, 3.80%, 12/14/27(c)	200	197,550
Industrial & Commercial Bank of China Ltd./Hong Kong
4.04%, 03/16/29(a)	400	400,316
4.14%, 05/23/27, (1-day SOFR Index + 0.48%)(a)(c)	200	200,258
4.18%, 05/21/28, (1-day SOFR Index + 0.52%)(a)(c)	400	401,107
Industrial & Commercial Bank of China Ltd./New York, 3.54%, 11/08/27	250	247,634
Industrial Bank Co. Ltd./Hong Kong, 4.22%, 08/14/27, (1-day SOFR Index + 0.56%)(a)(c)	200	200,183
ING Groep NV
2.73%, 04/01/32, (1-day SOFR + 1.32%)(a)	200	181,462
4.05%, 04/09/29	445	439,755
4.55%, 10/02/28	365	365,731
4.86%, 03/25/29, (1-day SOFR + 1.01%)(a)	200	201,349
5.07%, 03/25/31, (1-day SOFR Index + 1.23%)(a)	385	389,160
5.34%, 03/19/30, (1-day SOFR + 1.44%)(a)	385	392,805
Series VAR, 4.80%, 03/23/32, (1-day SOFR Index + 1.26%)(a)	450	448,083
Intesa Sanpaolo SpA
3.88%, 07/14/27(b)	30	29,806
3.88%, 01/12/28(b)	180	178,100
Series XR, 4.00%, 09/23/29(b)	215	210,268
Israel Discount Bank Ltd., 5.38%, 01/26/28(b)(c)	200	200,781
Itau Unibanco Holding SA/Cayman Island, 6.00%, 02/27/30(c)(g)	400	414,914
JPMorgan Chase & Co.
1.76%, 11/19/31, (3-mo. CME Term SOFR + 1.11%)(a)	150	132,188
1.95%, 02/04/32, (1-day SOFR + 1.07%)(a)	1,000	882,306
2.07%, 06/01/29, (1-day SOFR + 1.02%)(a)	725	690,671
2.18%, 06/01/28, (1-day SOFR + 1.89%)(a)	545	532,294
2.52%, 04/22/31, (1-day SOFR + 2.04%)(a)	1,130	1,045,153
2.58%, 04/22/32, (3-mo. CME Term SOFR + 1.25%)(a)	1,000	904,981

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
2.74%, 10/15/30, (3-mo. CME Term SOFR + 1.51%)(a)	$1,205	$1,134,550
2.96%, 05/13/31, (3-mo. CME Term SOFR + 2.52%)(a)	900	839,479
3.51%, 01/23/29, (3-mo. CME Term SOFR + 1.21%)(a)	860	847,447
3.54%, 05/01/28, (3-mo. CME Term SOFR + 1.64%)(a)	782	775,427
3.63%, 12/01/27	355	351,517
3.70%, 05/06/30, (3-mo. CME Term SOFR + 1.42%)(a)	823	803,612
4.01%, 04/23/29, (3-mo. CME Term SOFR + 1.38%)(a)	820	813,521
4.20%, 07/23/29, (3-mo. CME Term SOFR + 1.52%)(a)	805	799,962
4.25%, 10/01/27	270	270,162
4.26%, 10/22/31, (1-day SOFR + 0.93%)(a)	680	668,716
4.35%, 01/22/32, (1-day SOFR + 0.84%)(a)	570	561,137
4.41%, 04/23/30, (1-day SOFR + 0.82%)(a)	900	896,262
4.45%, 12/05/29, (3-mo. CME Term SOFR + 1.59%)(a)	820	818,988
4.49%, 03/24/31, (3-mo. CME Term SOFR + 3.79%)(a)	1,050	1,046,717
4.51%, 10/22/28, (1-day SOFR + 0.86%)(a)	730	730,740
4.57%, 06/14/30, (1-day SOFR + 1.75%)(a)	715	715,316
4.60%, 10/22/30, (1-day SOFR + 1.04%)(a)	840	841,230
4.62%, 04/23/32, (1-day SOFR + 0.99%)(a)	900	895,643
4.85%, 07/25/28, (1-day SOFR + 1.99%)(a)	1,070	1,075,556
4.92%, 01/24/29, (1-day SOFR + 0.80%)(a)	690	695,669
4.98%, 07/22/28, (1-day SOFR + 0.93%)(a)	785	790,121
5.00%, 07/22/30, (1-day SOFR + 1.13%)(a)	845	855,440
5.01%, 01/23/30, (1-day SOFR + 1.31%)(a)	835	844,798
5.10%, 04/22/31, (1-day SOFR + 1.44%)(a)	795	809,954
5.14%, 01/24/31, (1-day SOFR + 1.01%)(a)	875	890,228
5.30%, 07/24/29, (1-day SOFR + 1.45%)(a)	825	838,677
5.58%, 04/22/30, (1-day SOFR + 1.16%)(a)	945	971,864
6.09%, 10/23/29, (1-day SOFR + 1.57%)(a)	770	798,135
8.75%, 09/01/30	35	40,541
Kasikornbank PCL, 5.46%, 03/07/28(c)	200	202,952
KBC Group NV
4.45%, 09/23/31, (1-year CMT + 0.85%)(a)(b)	200	196,803
4.93%, 10/16/30, (1-year CMT + 1.07%)(a)(b)	295	296,781
5.80%, 01/19/29, (1-year CMT + 2.10%)(a)(b)	305	311,160
KEB Hana Bank
4.00%, 10/21/30(c)	200	197,313
5.75%, 10/24/28(c)	200	206,721
Keybank National Association
4.39%, 12/14/27	250	249,664
5.85%, 11/15/27	435	443,291
KeyCorp
2.55%, 10/01/29	220	206,012
4.10%, 04/30/28	265	263,216
5.12%, 04/04/31, (1-day SOFR Index + 1.23%)(a)(g)	225	227,180
KFH Sukuk Co.
4.56%, 01/13/31(c)	200	196,831
5.01%, 01/17/29(c)	200	200,703
5.38%, 01/14/30(c)	400	406,095
Kookmin Bank
4.38%, 05/08/28(c)	200	200,333
4.50%, 02/01/29(c)	200	198,929
Security	Par (000)	Value
Banks (continued)
4.63%, 04/21/28(c)	$200	$201,254
5.25%, 05/08/29(c)	200	205,144
Kreditanstalt fuer Wiederaufbau
1.75%, 09/14/29	45	41,911
2.88%, 04/03/28	550	539,607
3.00%, 05/20/27	1,575	1,560,041
3.50%, 08/27/27	1,170	1,163,647
3.50%, 08/09/28	30	29,735
3.75%, 02/15/28	2,110	2,104,451
3.75%, 07/15/30	1,205	1,193,599
3.88%, 06/15/28	3,211	3,209,457
4.00%, 06/28/27	175	175,172
4.00%, 03/15/29	2,557	2,562,476
4.13%, 01/31/28	240	240,700
4.63%, 03/18/30	3,090	3,161,500
Series GLOB, 3.88%, 05/15/28	110	109,948
Landeskreditbank Baden-Wuerttemberg Foerderbank
1.38%, 10/12/28(c)	530	497,809
4.38%, 02/15/28(c)	70	70,406
4.63%, 02/13/30(c)	170	172,878
Landwirtschaftliche Rentenbank
1.00%, 02/25/28(c)	230	218,347
3.00%, 05/21/29(c)	505	491,029
3.63%, 10/08/30	15	14,752
3.88%, 09/28/27	192	191,784
3.88%, 06/14/28	1,325	1,323,357
4.13%, 05/28/30	1,110	1,114,639
4.63%, 04/17/29	221	225,138
Series 37, 2.50%, 11/15/27	382	373,860
Lloyds Banking Group PLC
3.57%, 11/07/28, (3-mo. SOFR US + 1.47%)(a)	490	483,809
4.24%, 02/10/30, (1-year CMT + 0.60%)(a)	400	396,164
4.38%, 03/22/28	525	524,446
4.43%, 11/04/31, (1-year CMT + 0.82%)(a)	425	418,716
4.55%, 08/16/28	425	425,930
4.82%, 06/13/29, (1-year CMT + 0.83%)(a)	400	402,540
5.09%, 11/26/28, (1-year CMT + 0.85%)(a)	440	443,835
5.72%, 06/05/30, (1-year CMT + 1.07%)(a)	405	417,992
5.87%, 03/06/29, (1-year CMT + 1.70%)(a)	410	419,906
M&T Bank Corp.
4.55%, 08/16/28, (1-day SOFR Index + 1.78%)(a)	135	134,964
4.83%, 01/16/29, (1-day SOFR + 0.93%)(a)	135	135,470
5.18%, 07/08/31, (1-day SOFR + 1.40%)(a)	320	323,845
5.30%, 04/18/36, (5-year CMT + 1.38%)(a)	75	74,362
5.40%, 07/30/35, (5-year CMT + 1.43%)(a)	175	175,065
6.08%, 03/13/32, (1-day SOFR + 2.26%)(a)	200	209,574
7.41%, 10/30/29, (1-day SOFR + 2.80%)(a)	235	250,410
Macquarie Bank Ltd.
3.05%, 03/03/36, (5-year CMT + 1.70%)(a)(b)	300	270,661
3.62%, 06/03/30(b)	200	189,714
3.92%, 02/03/28(b)	185	183,909
4.33%, 06/12/28(b)	270	269,929
4.53%, 03/29/29(b)	275	276,195
5.27%, 07/02/27(b)	250	252,922
Macquarie Group Ltd.
3.76%, 11/28/28, (3-mo. CME Term SOFR + 1.63%)(a)(b)	395	390,047
4.10%, 06/21/28, (1-day SOFR + 2.13%)(a)(b)	200	198,865
4.65%, 03/27/29, (3-mo. CME Term SOFR + 1.99%)(a)(b)(g)	160	160,108
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
5.03%, 01/15/30, (3-mo. CME Term SOFR + 2.01%)(a)(b)	$270	$272,554
Malayan Banking Bhd, 4.26%, 11/19/28, (1-day SOFR + 0.60%)(a)(c)	200	200,292
Manufacturers & Traders Trust Co.
4.55%, 04/18/30, (1-day SOFR + 0.94%)(a)	400	398,963
4.70%, 01/27/28	465	467,496
4.76%, 07/06/28, (1-day SOFR + 0.95%)(a)	270	270,690
MAR Finance LLC, 4.88%, 05/29/30(c)	200	200,669
Mashreq AL Islami Sukuk Co. Ltd., 5.03%, 04/22/30(c)	200	201,839
Mashreqbank PSC, 7.88%, 02/24/33, (5-year CMT + 4.00%)(a)(c)	200	207,135
Metropolitan Bank & Trust Co., 5.38%, 03/06/29(c)	200	204,933
Mitsubishi UFJ Financial Group, Inc.
2.05%, 07/17/30	360	324,697
2.56%, 02/25/30	350	324,383
3.20%, 07/18/29	500	479,596
3.29%, 07/25/27	250	247,256
3.74%, 03/07/29	475	467,368
3.96%, 03/02/28	470	467,193
4.05%, 09/11/28	315	312,740
4.51%, 01/14/32, (1-year CMT + 0.80%)(a)	215	211,758
4.53%, 09/12/31, (1-year CMT + 0.80%)(a)	560	553,573
4.59%, 04/18/30, (1-year CMT + 0.78%)(a)	200	200,074
4.85%, 04/21/32, (1-year CMT + 0.92%)(a)	200	199,770
5.02%, 07/20/28, (1-year CMT + 1.95%)(a)	475	478,062
5.16%, 04/24/31, (1-year CMT + 1.17%)(a)	300	304,423
5.20%, 01/16/31, (1-year CMT + 0.78%)(a)	330	335,066
5.24%, 04/19/29, (1-year CMT + 1.70%)(a)	200	202,680
5.26%, 04/17/30, (1-year CMT + 0.82%)(a)	210	213,694
5.35%, 09/13/28, (1-year CMT + 1.90%)(a)	390	394,533
5.42%, 02/22/29, (1-year CMT + 1.38%)(a)	345	350,286
5.48%, 02/22/31, (1-year CMT + 1.53%)(a)	200	205,102
Mizrahi Tefahot Bank Ltd., 5.05%, 01/28/31(b)(c)	200	198,303
Mizuho Bank Ltd.
4.40%, 04/16/29(b)	600	601,070
4.70%, 04/16/31(b)	535	538,285
Mizuho Financial Group, Inc.
1.98%, 09/08/31, (3-mo. CME Term SOFR + 1.53%)(a)	355	316,167
2.20%, 07/10/31, (3-mo. CME Term SOFR + 1.77%)(a)	335	302,179
2.87%, 09/13/30, (3-mo. CME Term SOFR + 1.57%)(a)	250	236,027
3.15%, 07/16/30, (3-mo. CME Term SOFR + 1.39%)(a)	265	253,178
3.17%, 09/11/27	300	295,389
3.26%, 05/22/30, (1-year CMT + 1.25%)(a)	190	183,056
4.02%, 03/05/28	455	452,566
4.25%, 09/11/29, (3-mo. CME Term SOFR + 1.53%)(a)	310	308,051
4.71%, 07/08/31, (1-year CMT + 0.92%)(a)	400	399,777
5.10%, 05/13/31, (1-year CMT + 0.82%)(a)	250	253,186
5.38%, 05/26/30, (1-year CMT + 1.12%)(a)	205	209,375
5.38%, 07/10/30, (1-year CMT + 1.08%)(a)	380	388,129
5.41%, 09/13/28, (1-year CMT + 2.05%)(a)	300	303,962
5.67%, 05/27/29, (1-year CMT + 1.50%)(a)	205	209,909
5.74%, 05/27/31, (1-year CMT + 1.65%)(a)	250	259,091
5.78%, 07/06/29, (1-year CMT + 1.65%)(a)	430	441,401
Security	Par (000)	Value
Banks (continued)
Morgan Stanley
1.79%, 02/13/32, (1-day SOFR + 1.03%)(a)	$810	$704,797
2.70%, 01/22/31, (1-day SOFR + 1.14%)(a)	1,280	1,190,450
3.59%, 07/22/28(a)	1,025	1,013,588
3.62%, 04/01/31, (1-day SOFR + 3.12%)(a)	1,085	1,043,027
3.77%, 01/24/29, (3-mo. CME Term SOFR + 1.40%)(a)	1,020	1,007,197
4.24%, 01/09/30, (1-day SOFR + 0.80%)(a)	615	608,637
4.43%, 01/23/30, (3-mo. CME Term SOFR + 1.89%)(a)	985	980,214
4.49%, 01/16/32, (1-day SOFR + 0.95%)(a)	785	772,208
4.56%, 04/10/30, (1-day SOFR Index + 0.96%)(a)	775	772,354
4.65%, 10/18/30, (1-day SOFR + 1.10%)(a)	950	948,171
4.71%, 03/12/32, (1-day SOFR + 1.20%)(a)	925	917,551
4.81%, 04/16/32, (1-day SOFR Index + 1.18%)(a)	1,080	1,077,405
4.99%, 04/12/29, (1-day SOFR + 1.38%)(a)	610	615,076
5.04%, 07/19/30, (1-day SOFR + 1.22%)(a)	780	788,790
5.12%, 02/01/29, (1-day SOFR + 1.73%)(a)	847	855,405
5.16%, 04/20/29, (1-day SOFR + 1.59%)(a)	980	990,710
5.17%, 01/16/30, (1-day SOFR + 1.45%)(a)	770	780,172
5.19%, 04/17/31, (1-day SOFR + 1.51%)(a)	980	995,164
5.23%, 01/15/31, (1-day SOFR + 1.11%)(a)	910	924,719
5.45%, 07/20/29, (1-day SOFR + 1.63%)(a)	795	809,713
5.66%, 04/18/30, (1-day SOFR + 1.26%)(a)	760	780,729
6.30%, 10/18/28, (1-day SOFR + 2.24%)(a)	611	626,666
6.41%, 11/01/29, (1-day SOFR + 1.83%)(a)	640	666,937
Series I, 4.13%, 10/18/29, (1-day SOFR + 0.91%)(a)	390	385,810
Series I, 4.36%, 10/22/31, (1-day SOFR + 1.07%)(a)	900	882,642
Morgan Stanley Bank N.A.
4.97%, 07/14/28, (1-day SOFR + 0.93%)(a)	505	507,848
5.02%, 01/12/29, (1-day SOFR + 0.91%)(a)	700	706,543
5.50%, 05/26/28, (1-day SOFR + 0.87%)(a)	580	586,441
Morgan Stanley Private Bank N.A.
4.20%, 11/17/28, (1-day SOFR + 0.78%)(a)	695	692,483
4.21%, 02/08/30, (1-day SOFR + 0.76%)(a)	750	741,798
4.47%, 07/06/28, (1-day SOFR + 0.77%)(a)	715	714,758
4.47%, 11/19/31, (1-day SOFR + 1.02%)(a)	1,020	1,005,717
4.73%, 07/18/31, (1-day SOFR + 1.08%)(a)	935	933,500
Movida Europe SA, 7.85%, 04/11/29(c)	200	198,898
Nanyang Commercial Bank Ltd., 6.00%, 08/06/34, (5-year CMT + 2.10%)(a)(c)	250	256,542
National Australia Bank Ltd.
2.33%, 08/21/30(b)	250	225,494
3.93%, 08/02/34, (5-year CMT + 1.88%)(a)(b)	410	397,396
National Australia Bank Ltd./New York
3.85%, 12/13/28	250	247,767
3.91%, 06/09/27	430	429,190
4.15%, 01/13/31	250	247,176
4.31%, 06/13/28	250	250,573
4.50%, 10/26/27	315	316,602
4.53%, 06/13/30	585	588,076
4.79%, 01/10/29	480	487,412
4.90%, 06/13/28	340	344,677
4.90%, 01/14/30	240	244,668
4.94%, 01/12/28	310	313,960
5.09%, 06/11/27	250	252,766
National Bank of Canada
4.17%, 01/20/29, (1-day SOFR Index + 0.76%)(a)	250	248,766
4.50%, 10/10/29	310	309,768

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
5.60%, 12/18/28	$260	$267,635
National Bank of Ras Al-Khaimah PSC, 5.38%, 07/25/29(c)	200	201,956
National Securities Clearing Corp.
4.70%, 05/20/30(b)	210	212,855
4.90%, 06/26/29(b)	275	279,611
5.00%, 05/30/28(b)	280	283,936
5.10%, 11/21/27(b)	300	303,879
NatWest Group PLC
3.03%, 11/28/35, (5-year CMT + 2.35%)(a)	200	182,802
3.07%, 05/22/28, (1-year CMT + 2.55%)(a)	300	295,733
4.45%, 05/08/30, (3-mo. SOFR US + 2.13%)(a)	425	422,752
4.89%, 05/18/29, (3-mo. SOFR US + 2.01%)(a)	545	548,407
4.96%, 08/15/30, (1-year CMT + 1.22%)(a)	400	403,511
5.08%, 01/27/30, (3-mo. SOFR US + 2.17%)(a)	540	545,853
5.12%, 05/23/31, (1-year CMT + 1.05%)(a)	390	394,532
5.52%, 09/30/28, (1-year CMT + 2.27%)(a)	335	339,840
5.81%, 09/13/29, (1-year CMT + 1.95%)(a)	390	400,831
6.48%, 06/01/34, (5-year CMT + 2.20%)(a)	315	326,128
NatWest Markets PLC
4.17%, 11/06/28(b)	210	208,553
4.41%, 11/06/30(b)	225	222,357
4.65%, 03/27/29(b)	400	401,192
4.79%, 03/21/28(b)	235	236,618
4.89%, 03/27/31(b)	200	201,084
5.02%, 03/21/30(b)	490	495,284
5.41%, 05/17/29(b)	245	250,839
5.42%, 05/17/27(b)	270	273,426
NBK SPC Ltd., 5.50%, 06/06/30, (1-day SOFR + 1.16%)(a)(c)	200	204,275
NongHyup Bank
4.25%, 07/06/27(c)	200	199,889
4.88%, 07/03/28(c)	400	404,923
Nordea Bank Abp
4.25%, 08/28/30(b)	200	197,834
4.38%, 03/17/28(b)	75	75,279
4.38%, 09/10/29(b)	215	214,962
4.63%, 09/13/33, (5-year USD Swap + 1.69%)(a)(b)	75	74,482
5.38%, 09/22/27(b)	395	400,423
Norinchukin Bank(The)
4.67%, 09/09/30(b)	20	19,840
4.87%, 09/14/27(b)	215	215,779
5.09%, 10/16/29(b)	270	272,878
5.43%, 03/09/28(b)	200	202,710
Northern Trust Corp.
1.95%, 05/01/30	345	314,584
3.15%, 05/03/29	140	135,696
3.38%, 05/08/32, (3-mo. SOFR US + 1.39%)(a)	107	105,573
3.65%, 08/03/28	50	49,492
4.00%, 05/10/27	425	424,727
4.15%, 11/19/30	75	74,384
NRW Bank
4.00%, 04/08/30(c)	500	498,150
4.50%, 01/24/28(c)	204	205,498
Oesterreichische Kontrollbank AG
3.63%, 09/09/27	265	263,788
3.75%, 09/05/29	306	303,443
3.75%, 01/15/31	450	444,271
4.00%, 05/28/28	20	20,015
4.13%, 01/18/29	625	627,492
Security	Par (000)	Value
Banks (continued)
4.25%, 03/01/28	$380	$381,873
4.50%, 01/24/30	385	391,029
4.75%, 05/21/27	670	675,182
OTP Bank Nyrt
7.30%, 07/30/35, (5-year CMT + 2.86%)(a)(c)	200	209,886
8.75%, 05/15/33, (5-year CMT + 5.06%)(a)(c)	200	210,957
Oversea-Chinese Banking Corp. Ltd.
4.55%, 09/08/35, (5-year CMT + 0.80%)(a)(b)	200	197,885
4.60%, 06/15/32, (5-year CMT + 1.58%)(a)(c)	400	399,624
5.52%, 05/21/34, (5-year CMT + 1.03%)(a)(c)	200	204,934
Pinnacle Bank/Nashville, 5.63%, 02/15/28	260	261,842
Pinnacle Bank/Nashville TN, 5.96%, 01/15/36, (5-year CMT + 2.30%)(a)	250	248,224
Pinnacle Financial Partners, Inc., 6.17%, 11/01/30, (1-day SOFR + 2.35%)(a)	160	164,016
PNC Bank N.A.
2.70%, 10/22/29	250	235,243
3.10%, 10/25/27	25	24,620
3.25%, 01/22/28	330	324,926
4.05%, 07/26/28	370	367,038
4.43%, 07/21/28, (1-day SOFR + 0.73%)(a)	255	255,067
PNC Financial Services Group, Inc.(The)
2.55%, 01/22/30	685	639,320
3.15%, 05/19/27	325	321,826
3.45%, 04/23/29	525	512,794
4.08%, 01/26/29, (1-day SOFR + 0.61%)(a)	370	367,999
4.90%, 05/13/31, (1-day SOFR + 1.33%)(a)	450	453,388
5.22%, 01/29/31, (1-day SOFR + 1.07%)(a)	355	362,243
5.35%, 12/02/28, (1-day SOFR + 1.62%)(a)	446	452,474
5.49%, 05/14/30, (1-day SOFR + 1.20%)(a)	540	554,658
5.58%, 06/12/29, (1-day SOFR + 1.84%)(a)	837	857,147
QIB Sukuk Ltd.
4.40%, 03/05/31(c)	200	197,366
4.49%, 09/17/29(c)	200	198,561
4.80%, 06/12/30(c)	200	200,836
5.58%, 11/22/28(c)	400	408,616
QIIB Senior Oryx Ltd.
4.50%, 11/13/30(c)	200	198,281
5.25%, 01/24/29(c)	200	202,480
QNB Bank A/S, 7.25%, 05/21/29(c)	200	206,542
QNB Finance Ltd.
4.47%, 01/29/31, (1-day SOFR + 0.80%)(a)(c)	200	196,652
4.50%, 07/24/30(c)	400	396,043
4.71%, 03/04/30, (1-day SOFR + 1.05%)(a)(c)	200	199,239
4.86%, 04/02/29, (1-day SOFR + 1.20%)(a)	400	400,204
4.88%, 01/30/29(c)	400	401,358
Regions Financial Corp.
1.80%, 08/12/28	130	122,270
5.72%, 06/06/30, (1-day SOFR + 1.49%)(a)	230	236,264
Riyad Bank, 5.81%, 01/14/36, (5-year CMT + 2.10%)(a)(c)	400	393,103
Riyad Sukuk Ltd., 6.21%, 07/14/35, (5-year CMT + 2.25%)(a)(c)	400	401,237
Rizal Commercial Banking Corp., 5.50%, 01/18/29(c)	200	204,760
Royal Bank of Canada
3.63%, 05/04/27	420	418,161
4.00%, 11/03/28, (1-day SOFR + 0.70%)(a)	305	303,009
4.24%, 08/03/27	445	445,601
4.31%, 11/03/31, (1-day SOFR + 0.98%)(a)	325	319,599
4.40%, 04/17/30, (1-day SOFR + 0.84%)(a)	375	373,453
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
4.50%, 08/06/29, (1-day SOFR + 0.89%)(a)	$420	$420,299
4.52%, 10/18/28, (1-day SOFR Index + 0.86%)(a)	285	285,508
4.61%, 05/03/32, (1-day SOFR + 1.01%)(a)	375	372,709
4.65%, 10/18/30, (1-day SOFR Index + 1.08%)(a)	665	666,843
4.70%, 08/06/31, (1-day SOFR + 1.06%)(a)	310	309,856
4.90%, 01/12/28	314	317,433
4.95%, 02/01/29	235	238,977
4.97%, 01/24/29, (1-day SOFR + 0.83%)(a)	570	575,007
4.97%, 08/02/30, (1-day SOFR + 1.10%)(a)	420	425,009
4.97%, 05/02/31, (1-day SOFR Index + 1.13%)(a)	315	318,827
5.15%, 02/04/31, (1-day SOFR + 1.03%)(a)	555	564,321
5.20%, 08/01/28	350	356,568
6.00%, 11/01/27	483	495,533
Santander Holdings USA, Inc.
4.40%, 07/13/27	375	374,676
5.35%, 09/06/30, (1-day SOFR + 1.94%)(a)	350	353,901
5.47%, 03/20/29, (1-day SOFR + 1.61%)(a)	265	268,856
5.74%, 03/20/31, (1-day SOFR + 1.88%)(a)	185	190,184
6.17%, 01/09/30, (1-day SOFR + 2.50%)(a)	320	330,206
6.50%, 03/09/29, (1-day SOFR + 2.36%)(a)	400	412,563
6.57%, 06/12/29, (1-day SOFR + 2.70%)(a)	205	212,128
7.66%, 11/09/31, (1-day SOFR + 3.28%)(a)	10	11,042
Santander U.K. Group Holdings PLC
2.90%, 03/15/32, (1-day SOFR + 1.48%)(a)	200	181,983
3.82%, 11/03/28, (3-mo. SOFR US + 1.66%)(a)	280	276,822
4.32%, 09/22/29, (1-day SOFR Index + 1.07%)(a)	410	406,714
4.86%, 09/11/30, (1-day SOFR Index + 1.55%)(a)	295	295,239
5.69%, 04/15/31, (1-day SOFR Index + 1.52%)(a)	300	308,656
6.53%, 01/10/29, (1-day SOFR + 2.60%)(a)	460	474,447
Saudi Awwal Bank, 5.95%, 09/04/35, (5-year CMT + 2.20%)(a)(c)	400	397,768
Scotiabank Peru SAA, 6.10%, 10/01/35, (1-year CMT + 2.31%)(a)(c)	200	204,658
Security Bank Corp., 5.50%, 05/14/29(c)	200	205,724
Shanghai Commercial Bank Ltd., 6.38%, 02/28/33, (5-year CMT + 2.40%)(a)(c)	250	254,929
Shinhan Bank Co. Ltd.
3.75%, 09/20/27(c)	200	197,717
4.00%, 04/23/29(c)	200	195,961
4.50%, 03/26/28(c)	400	398,991
Shinhan Financial Group Co. Ltd.
4.50%, 07/30/30(c)	200	198,749
5.00%, 07/24/28(c)	200	202,133
Siam Commercial Bank PCL/Cayman Islands, 4.40%, 02/11/29(c)	200	198,624
SIB Sukuk Co. III Ltd.
4.60%, 11/12/30(c)	200	194,855
5.20%, 02/26/30(c)	200	200,738
Skandinaviska Enskilda Banken AB
4.00%, 03/12/29(b)	220	217,942
4.38%, 03/12/31(b)	200	197,913
4.50%, 09/03/30(b)	215	213,476
5.38%, 03/05/29(b)	225	230,373
SNB Funding Ltd.
4.86%, 07/11/29, (1-day SOFR + 1.20%)(a)(c)	200	198,965
6.00%, 06/24/35, (5-year CMT + 2.00%)(a)(c)	400	401,567
SNB Sukuk Ltd., 5.13%, 02/27/29(c)	200	201,837
Societe Generale SA
3.00%, 01/22/30(b)	385	360,748
4.45%, 04/12/30, (1-day SOFR + 1.10%)(a)(b)	300	297,094
4.68%, 06/15/27(b)	410	412,101
Security	Par (000)	Value
Banks (continued)
4.75%, 09/14/28(b)	$520	$521,377
5.25%, 05/22/29, (1-day SOFR + 1.42%)(a)(b)	360	363,656
5.50%, 04/13/29, (1-year CMT + 1.20%)(a)(b)	300	304,147
5.51%, 05/22/31, (1-day SOFR + 1.65%)(a)(b)	465	474,156
5.63%, 01/19/30, (1-year CMT + 1.75%)(a)(b)	210	214,171
6.45%, 01/10/29, (1-year CMT + 2.55%)(a)(b)	455	467,793
Standard Chartered Bank/New York, 4.85%, 12/03/27	250	252,182
Standard Chartered PLC
3.27%, 02/18/36, (5-year CMT + 2.30%)(a)(b)	400	366,915
4.30%, 01/13/30, (1-year CMT + 0.77%)(a)(b)	200	197,935
4.31%, 05/21/30(a)(b)	245	241,829
4.64%, 04/01/31, (1-year CMT + 3.85%)(a)(b)	615	610,563
4.87%, 03/15/33, (5-year USD ICE Swap + 1.97%)(a)(b)	100	99,576
5.01%, 10/15/30, (1-year CMT + 1.15%)(a)(b)	525	528,671
5.24%, 05/13/31, (1-year CMT + 1.35%)(a)(b)	330	334,738
5.55%, 01/21/29, (1-year CMT + 1.05%)(a)(b)	230	233,418
5.69%, 05/14/28, (1-year CMT + 1.05%)(a)(b)	295	298,371
6.30%, 01/09/29, (1-year CMT + 2.45%)(a)(b)	585	600,482
7.02%, 02/08/30, (1-year CMT + 2.20%)(a)(b)	200	211,610
7.77%, 11/16/28, (1-year CMT + 3.45%)(a)(b)	250	261,856
State Bank of India/London
4.50%, 09/09/30(c)	200	198,413
5.00%, 01/17/29(c)	400	403,280
5.13%, 11/25/29(c)	200	203,030
State Street Bank & Trust Co., 4.78%, 11/23/29	255	258,672
State Street Corp.
2.20%, 03/03/31	300	268,964
2.40%, 01/24/30	310	290,724
3.03%, 11/01/34, (1-day SOFR + 1.49%)(a)	185	173,812
3.15%, 03/30/31, (1-day SOFR + 2.65%)(a)	225	214,510
4.14%, 12/03/29, (3-mo. CME Term SOFR + 1.29%)(a)	155	154,271
4.33%, 10/22/27	385	385,959
4.53%, 02/20/29, (1-day SOFR + 1.02%)(a)(g)	365	366,495
4.54%, 02/28/28	340	342,046
4.56%, 04/23/32, (1-day SOFR + 0.91%)(a)	175	174,140
4.73%, 02/28/30	240	242,397
4.83%, 04/24/30	305	309,364
5.68%, 11/21/29, (1-day SOFR + 1.48%)(a)	310	320,204
5.82%, 11/04/28, (1-day SOFR + 1.72%)(a)	195	199,256
Sumitomo Mitsui Financial Group, Inc.
1.90%, 09/17/28	620	584,204
2.13%, 07/08/30	615	555,146
2.47%, 01/14/29	200	189,878
2.72%, 09/27/29	205	192,824
2.75%, 01/15/30	490	458,229
3.04%, 07/16/29	770	734,690
3.35%, 10/18/27	312	307,977
3.36%, 07/12/27	665	657,825
3.54%, 01/17/28	240	236,846
3.94%, 07/19/28	200	197,966
4.11%, 01/15/29	215	213,167
4.31%, 10/16/28	245	244,263
4.49%, 01/15/32, (1-day SOFR + 1.02%)(a)	200	196,946
4.52%, 02/12/32, (1-day SOFR + 0.91%)(a)(c)	200	196,872
4.66%, 07/08/31, (1-day SOFR + 1.19%)(a)	250	248,719
5.24%, 04/15/30	260	265,327
5.32%, 07/09/29	200	204,252
5.52%, 01/13/28	650	661,690

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
5.71%, 01/13/30	$440	$455,220
5.72%, 09/14/28	385	395,356
5.80%, 07/13/28	200	205,577
5.85%, 07/13/30	300	312,345
Sumitomo Mitsui Trust Bank Ltd.
3.95%, 03/05/29(b)	400	395,270
4.20%, 03/05/31(b)(g)	400	394,606
4.45%, 09/10/27(b)	205	205,323
4.50%, 03/13/28(b)	175	175,345
4.50%, 09/10/29(b)	215	214,944
4.70%, 03/13/30(b)(g)	535	538,091
4.95%, 09/15/27(b)	210	211,681
5.20%, 03/07/29(b)	200	203,836
5.50%, 03/09/28(b)	165	168,170
5.55%, 09/14/28(b)	170	174,258
Svenska Handelsbanken AB
3.95%, 06/10/27(b)	265	264,416
4.38%, 05/23/28(b)	250	250,634
5.13%, 05/28/27(b)	235	237,553
5.50%, 06/15/28(b)	320	326,713
Swedbank AB
4.90%, 03/30/31(b)	200	201,163
5.00%, 11/20/29(b)	220	224,527
5.08%, 05/21/30(b)	200	202,967
5.34%, 09/20/27(b)	320	324,047
5.41%, 03/14/29(b)	270	276,624
Synchrony Bank, 5.63%, 08/23/27	280	282,610
Tabcorp Finance Pty. Ltd., 3.25%, 10/29/29	5	4,656
TC Ziraat Bankasi A/S
7.25%, 02/04/30(c)	200	203,624
8.00%, 01/16/29(c)	200	209,262
8.99%, 08/02/34, (5-year CMT + 4.33%)(a)(c)	200	208,328
Toronto-Dominion Bank(The)
3.91%, 01/13/28	75	74,488
4.11%, 06/08/27	535	534,120
4.11%, 10/13/28	220	218,667
4.36%, 04/23/29	375	373,893
4.41%, 01/13/31	115	113,999
4.57%, 06/02/28	200	200,794
4.69%, 09/15/27	535	537,895
4.78%, 12/17/29	330	333,707
4.81%, 06/03/30	390	393,278
4.86%, 01/31/28	390	393,108
4.99%, 04/05/29	340	345,195
5.15%, 09/10/34, (5-year CMT + 1.50%)(a)	300	301,543
5.16%, 01/10/28	470	475,861
5.52%, 07/17/28	365	373,715
Truist Bank
2.25%, 03/11/30	355	323,921
4.14%, 10/23/29, (1-day SOFR + 0.91%)(a)	260	257,452
4.42%, 07/24/28, (1-day SOFR + 0.77%)(a)	250	249,818
Series I, 4.14%, 01/27/29, (1-day SOFR + 0.66%)(a)	250	248,820
Truist Financial Corp.
1.13%, 08/03/27	250	240,434
1.89%, 06/07/29, (1-day SOFR + 0.86%)(a)	315	298,547
1.95%, 06/05/30	230	208,132
3.88%, 03/19/29	180	176,728
4.12%, 06/06/28, (1-day SOFR + 1.37%)(a)	400	398,581
4.60%, 01/27/32, (1-day SOFR + 0.97%)(a)	205	202,926
4.87%, 01/26/29, (1-day SOFR + 1.44%)(a)	545	548,828
Security	Par (000)	Value
Banks (continued)
5.07%, 05/20/31, (1-day SOFR + 1.31%)(a)	$420	$424,898
5.44%, 01/24/30, (1-day SOFR + 1.62%)(a)	600	613,914
7.16%, 10/30/29, (1-day SOFR + 2.45%)(a)	495	525,160
Series I, 4.68%, 04/23/32, (1-day SOFR + 1.09%)(a)	305	302,202
Turkiye Garanti Bankasi A/S
8.13%, 01/03/35, (5-year CMT + 3.84%)(a)(c)	400	406,932
8.38%, 02/28/34, (5-year CMT + 4.09%)(a)(c)	200	204,797
Turkiye Is Bankasi A/S, 7.75%, 06/12/29(c)	200	207,892
Turkiye Vakiflar Bankasi TAO
6.88%, 01/07/30(c)	200	201,107
7.25%, 07/31/30(c)	200	202,858
8.99%, 10/05/34, (5-year CMT + 4.67%)(a)(c)	200	207,803
9.00%, 10/12/28(c)	200	214,843
U.S. Bancorp
1.38%, 07/22/30	450	396,488
3.00%, 07/30/29	315	301,002
3.90%, 04/26/28	85	84,484
4.48%, 01/26/32, (1-day SOFR + 0.87%)(a)	285	281,647
4.55%, 07/22/28, (1-day SOFR + 1.66%)(a)	830	831,193
4.65%, 02/01/29, (1-day SOFR + 1.23%)(a)	590	592,263
5.05%, 02/12/31, (1-day SOFR + 1.06%)(a)	425	431,158
5.08%, 05/15/31, (1-day SOFR + 1.30%)(a)	400	406,086
5.10%, 07/23/30, (1-day SOFR + 1.25%)(a)	415	422,003
5.38%, 01/23/30, (1-day SOFR + 1.56%)(a)	445	455,690
5.78%, 06/12/29, (1-day SOFR + 2.02%)(a)	660	677,157
UBS AG/London, 5.65%, 09/11/28	275	283,417
UBS AG/Stamford CT
4.30%, 03/16/29, (1-day SOFR + 0.81%)(a)	250	249,807
4.63%, 02/16/32, (1-day SOFR + 1.11%)(a)	250	249,548
UBS Group AG
2.10%, 02/11/32, (1-year CMT + 1.00%)(a)(b)	600	529,303
3.13%, 08/13/30(a)(b)	565	537,800
3.87%, 01/12/29(a)(b)	730	721,878
4.15%, 12/23/29, (1-day SOFR + 0.84%)(a)(b)	210	207,740
4.19%, 04/01/31, (1-day SOFR + 3.73%)(a)(b)	1,045	1,021,591
4.21%, 04/10/30, (1-day SOFR + 0.84%)(a)(b)	400	394,998
4.25%, 03/23/28(b)	565	563,657
4.28%, 01/09/28(b)	760	758,055
4.40%, 09/23/31, (1-day SOFR + 1.06%)(a)(b)	435	427,296
4.75%, 05/12/28, (1-year CMT + 1.75%)(a)(b)	380	381,370
5.43%, 02/08/30, (1-year CMT + 1.52%)(a)(b)	815	831,489
5.62%, 09/13/30, (1-year USD ICE Swap + 1.34%)(a)(b)	465	478,360
6.25%, 09/22/29, (1-year CMT + 1.80%)(a)(b)	480	497,870
6.44%, 08/11/28, (1-day SOFR + 3.70%)(a)(b)	490	501,609
UniCredit SpA
5.46%, 06/30/35, (5-year CMT + 4.75%)(a)(b)	510	510,541
5.86%, 06/19/32, (5-year USD ICE Swap + 3.70%)(a)(b)	330	332,142
7.30%, 04/02/34, (5-year USD ICE Swap + 4.91%)(a)(b)	350	368,975
United Overseas Bank Ltd.
3.86%, 10/07/32, (5-year CMT + 1.45%)(a)(b)	205	203,015
4.40%, 04/02/28(b)	200	200,769
Warba Sukuk Ltd., 5.35%, 07/10/29(c)	200	201,641
Webster Financial Corp., 4.10%, 03/25/29	100	97,783
Wells Fargo & Co.
2.39%, 06/02/28, (1-day SOFR + 2.10%)(a)	1,120	1,095,630
2.57%, 02/11/31, (3-mo. CME Term SOFR + 1.26%)(a)	1,080	1,001,932
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
2.88%, 10/30/30, (3-mo. CME Term SOFR + 1.43%)(a)	$1,155	$1,090,380
3.58%, 05/22/28, (3-mo. CME Term SOFR + 1.57%)(a)	1,030	1,021,260
4.08%, 09/15/29, (1-day SOFR + 0.88%)(a)	600	593,741
4.15%, 01/24/29	960	955,064
4.18%, 01/23/30, (1-day SOFR + 0.74%)(a)	650	644,206
4.30%, 07/22/27	780	778,957
4.48%, 04/04/31, (3-mo. CME Term SOFR + 4.03%)(a)	760	753,892
4.81%, 07/25/28, (1-day SOFR + 1.98%)(a)	1,024	1,028,150
4.97%, 04/23/29, (1-day SOFR + 1.37%)(a)	870	877,576
5.15%, 04/23/31, (1-day SOFR + 1.50%)(a)	1,160	1,179,951
5.20%, 01/23/30, (1-day SOFR + 1.50%)(a)	895	910,214
5.24%, 01/24/31, (1-day SOFR + 1.11%)(a)	950	968,413
5.57%, 07/25/29, (1-day SOFR + 1.74%)(a)	1,465	1,497,449
6.30%, 10/23/29, (1-day SOFR + 1.79%)(a)	970	1,009,380
Series B, 7.95%, 11/15/29	105	115,911
Western Alliance Bank, 6.54%, 11/15/35, (5-year CMT + 2.85%)(a)	150	148,100
Westpac Banking Corp.
1.95%, 11/20/28	415	392,556
2.65%, 01/16/30	245	231,289
2.67%, 11/15/35, (5-year CMT + 1.75%)(a)	250	225,286
3.40%, 01/25/28	400	395,375
4.04%, 08/26/27	405	404,776
4.11%, 07/24/34, (5-year CMT + 2.00%)(a)	350	341,882
4.35%, 07/01/30	275	275,199
5.05%, 04/16/29	255	261,015
5.46%, 11/18/27	392	399,807
5.54%, 11/17/28	335	345,811
Westpac New Zealand Ltd.
4.22%, 09/16/30(b)	605	595,789
4.90%, 02/15/28(b)	275	277,620
4.94%, 02/27/30(b)	215	217,751
5.20%, 02/28/29(b)	260	265,229
Wintrust Financial Corp., 4.85%, 06/06/29	55	54,152
Woori Bank
4.75%, 01/24/29(c)	200	201,868
4.88%, 01/26/28(c)	200	201,919
Yapi ve Kredi Bankasi A/S
7.13%, 10/10/29(c)	200	204,083
9.25%, 10/16/28(c)	200	215,384
9.25%, 01/17/34, (5-year CMT + 5.28%)(a)(c)	400	416,599
		403,716,719
Beverages — 0.4%
Anadolu Efes Biracilik Ve Malt Sanayii A/S, 3.38%, 06/29/28(c)	200	186,451
Anheuser-Busch InBev Worldwide, Inc.
3.50%, 06/01/30	525	507,743
4.75%, 01/23/29	897	905,817
4.90%, 01/23/31	250	255,278
Bacardi Ltd., 4.70%, 05/15/28(c)	205	204,925
Bacardi Ltd./Bacardi-Martini BV, 5.25%, 01/15/29(b)	150	151,520
Bacardi-Martini BV, 5.55%, 02/01/30(b)	205	208,830
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL, 5.25%, 04/27/29(c)	300	296,139
Coca-Cola Co.(The)
1.00%, 03/15/28	334	316,186
1.38%, 03/15/31	205	179,404
1.45%, 06/01/27	590	574,487
Security	Par (000)	Value
Beverages (continued)
1.50%, 03/05/28	$90	$86,201
1.65%, 06/01/30	450	406,882
2.00%, 03/05/31	200	180,447
2.13%, 09/06/29	350	328,391
2.90%, 05/25/27	150	148,379
3.45%, 03/25/30	425	413,806
Coca-Cola Consolidated, Inc., 5.25%, 06/01/29	190	194,174
Coca-Cola Femsa SAB de CV, 2.75%, 01/22/30	250	234,105
Coca-Cola Icecek A/S, 4.50%, 01/20/29(c)	200	194,847
Constellation Brands, Inc.
2.88%, 05/01/30	190	178,005
3.15%, 08/01/29	305	292,155
3.50%, 05/09/27	215	213,342
3.60%, 02/15/28	255	251,396
4.35%, 05/09/27	249	249,117
4.65%, 11/15/28	105	105,349
4.80%, 01/15/29	165	165,977
4.80%, 05/01/30	95	95,633
Diageo Capital PLC
2.00%, 04/29/30	300	272,181
2.38%, 10/24/29	330	308,081
3.88%, 05/18/28	195	193,562
5.30%, 10/24/27	305	309,581
Diageo Investment Corp., 5.13%, 08/15/30	240	245,140
Heineken NV, 3.50%, 01/29/28(b)	415	409,438
Keurig Dr Pepper, Inc.
2.25%, 03/15/31	200	177,241
3.20%, 05/01/30	230	216,340
3.43%, 06/15/27	135	133,515
3.95%, 04/15/29	360	353,307
4.35%, 05/15/28	145	144,452
4.60%, 05/25/28	500	500,379
4.60%, 05/15/30	180	178,678
5.05%, 03/15/29	275	277,930
Series 10, 5.20%, 03/15/31	5	5,061
Maple Parent Holdings Corp.
4.75%, 03/26/29(b)	100	99,978
5.05%, 03/26/31(b)	100	100,107
PepsiCo Singapore Financing I Pte. Ltd., 4.55%, 02/16/29	220	222,058
PepsiCo, Inc.
1.40%, 02/25/31	230	201,314
1.63%, 05/01/30	300	270,767
2.63%, 07/29/29	305	290,629
2.75%, 03/19/30	540	510,391
3.00%, 10/15/27	430	424,357
3.60%, 02/18/28	365	362,057
4.10%, 01/15/29	195	194,840
4.30%, 07/23/30	275	276,074
4.45%, 02/07/28	225	226,724
4.45%, 05/15/28	260	261,943
4.50%, 07/17/29	340	342,690
4.60%, 02/07/30	320	324,349
7.00%, 03/01/29	220	236,346
Pernod Ricard International Finance LLC
1.25%, 04/01/28(b)	210	197,454
1.63%, 04/01/31(b)	300	258,710
Primo Water Holdings, Inc./Triton Water Holdings, Inc.
4.38%, 04/30/29(b)	235	229,387
6.25%, 04/01/29(b)	235	235,306

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Beverages (continued)
Suntory Holdings Ltd., 5.12%, 06/11/29(b)	$205	$208,079
		16,723,432
Biotechnology — 0.2%
Amgen, Inc.
1.65%, 08/15/28	480	452,584
2.30%, 02/25/31	400	361,591
2.45%, 02/21/30	420	390,458
3.00%, 02/22/29	395	381,506
3.20%, 11/02/27	200	197,075
4.05%, 08/18/29	435	430,614
4.20%, 02/19/31	215	212,007
5.15%, 03/02/28	1,245	1,262,177
5.25%, 03/02/30	880	902,357
Biocon Biologics Global PLC, 6.67%, 10/09/29(c)	200	201,102
Biogen, Inc., 2.25%, 05/01/30	470	430,189
CSL Finance PLC, 4.05%, 04/27/29(b)	45	44,381
Emergent BioSolutions, Inc., 3.88%, 08/15/28(b)	135	120,234
Gilead Sciences, Inc.
1.20%, 10/01/27	255	244,948
1.65%, 10/01/30	340	302,580
4.80%, 11/15/29	195	198,233
Illumina, Inc.
2.55%, 03/23/31	200	180,120
4.75%, 12/12/30	135	134,312
5.75%, 12/13/27	140	142,488
Regeneron Pharmaceuticals, Inc., 1.75%, 09/15/30	265	235,377
Royalty Pharma PLC
1.75%, 09/02/27	262	252,908
2.20%, 09/02/30	435	392,794
5.15%, 09/02/29	230	233,977
		7,704,012
Building Materials — 0.3%
ACProducts Holdings, Inc., 6.38%, 05/15/29(b)	165	77,215
Amrize Finance U.S. LLC
4.70%, 04/07/28	55	55,209
4.95%, 04/07/30	310	313,399
Boise Cascade Co., 4.88%, 07/01/30(b)(g)	125	123,259
Builders FirstSource, Inc., 5.00%, 03/01/30(b)	175	171,461
Camelot Return Merger Sub, Inc., 8.75%, 08/01/28(b)	215	138,996
Carlisle Companies, Inc.
2.75%, 03/01/30	235	219,768
3.75%, 12/01/27	270	267,214
Carrier Global Corp.
2.70%, 02/15/31	200	183,924
2.72%, 02/15/30	605	566,202
Cemex SAB de CV
5.20%, 09/17/30(c)	200	200,859
7.20%, (5-year CMT + 3.52%)(a)(c)(i)	400	413,881
Cornerstone Building Brands, Inc.
6.13%, 01/15/29(b)	120	21,357
9.50%, 08/15/29(b)	205	131,660
CP Atlas Buyer, Inc., 9.75%, 07/15/30(b)	145	134,690
CRH America Finance, Inc.
3.40%, 05/09/27(b)	210	208,113
3.95%, 04/04/28(b)	230	228,082
4.40%, 02/09/31	205	202,482
CRH SMW Finance DAC
5.13%, 01/09/30	365	371,525
5.20%, 05/21/29	200	204,319
Security	Par (000)	Value
Building Materials (continued)
EMRLD Borrower LP/Emerald Co-Issuer, Inc., 6.63%, 12/15/30(b)	$855	$876,417
Fortune Brands Innovations, Inc., 3.25%, 09/15/29	190	181,412
Griffon Corp., 5.75%, 03/01/28	310	309,288
James Hardie International Finance DAC, 5.00%, 01/15/28(b)	70	69,724
Jeld-Wen, Inc., 4.88%, 12/15/27(b)	125	93,061
JH North America Holdings, Inc., 5.88%, 01/31/31(b)	10	9,999
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
1.75%, 09/15/30	20	17,802
5.50%, 04/19/29	245	252,776
Knowledge City Guangzhou Investment Group Co. Ltd., 5.40%, 03/11/28(c)	200	202,870
Lennox International, Inc.
1.70%, 08/01/27	140	135,472
5.50%, 09/15/28	220	224,453
Limak Cimento Sanayi ve Ticaret A/S, 9.75%, 07/25/29(c)	200	201,969
Louisiana-Pacific Corp., 3.63%, 03/15/29(b)	115	110,377
Martin Marietta Materials, Inc.
3.45%, 06/01/27	35	34,666
3.50%, 12/15/27	275	271,265
Series CB, 2.50%, 03/15/30	170	157,463
Masco Corp.
1.50%, 02/15/28	235	222,957
2.00%, 02/15/31	205	181,097
3.50%, 11/15/27	75	74,038
MIWD Holdco II LLC/MIWD Finance Corp., 5.50%, 02/01/30(b)(g)	160	147,654
Mohawk Industries, Inc.
3.63%, 05/15/30	155	148,779
5.85%, 09/18/28	235	241,633
New Enterprise Stone & Lime Co., Inc.
5.25%, 07/15/28(b)	210	207,844
9.75%, 07/15/28(b)	80	80,516
Oscar AcquisitionCo LLC/Oscar Finance, Inc., 9.50%, 04/15/30(b)	180	86,319
Owens Corning
3.50%, 02/15/30	175	168,020
3.88%, 06/01/30	135	131,045
3.95%, 08/15/29	115	112,960
5.50%, 06/15/27	110	111,306
Sisecam U.K. PLC, 8.25%, 05/02/29(c)	200	205,001
Smyrna Ready Mix Concrete LLC, 6.00%, 11/01/28(b)	330	329,648
Standard Industries, Inc./New York
3.38%, 01/15/31(b)	350	317,765
4.38%, 07/15/30(b)	480	458,403
4.75%, 01/15/28(b)	340	338,029
Trane Technologies Financing Ltd., 3.80%, 03/21/29	180	177,713
Trane Technologies Holdco, Inc., 3.75%, 08/21/28	210	208,212
Vulcan Materials Co.
3.50%, 06/01/30	200	192,049
4.95%, 12/01/29	160	162,556
		11,686,173
Chemicals — 0.5%
Advancion Sciences, Inc., 9.25%, 11/01/26, (9.25% Cash or 10.00% PIK)(b)(h)	25	19,682
Air Liquide Finance SA, 2.25%, 09/10/29(b)	265	248,724
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Chemicals (continued)
Air Products and Chemicals, Inc.
1.85%, 05/15/27	$50	$48,893
2.05%, 05/15/30	310	282,866
4.30%, 06/11/28	115	115,277
4.60%, 02/08/29	362	364,670
Alpek SAB de CV
3.25%, 02/25/31(c)	200	173,850
4.25%, 09/18/29(c)	200	186,852
Axalta Coating Systems LLC, 3.38%, 02/15/29(b)	245	233,057
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV, 4.75%, 06/15/27(b)	150	149,292
Braskem Netherlands Finance BV
4.50%, 01/10/28(c)	400	250,306
4.50%, 01/31/30(c)	400	236,000
Cabot Corp., 4.00%, 07/01/29	70	68,700
Celanese U.S. Holdings LLC
6.50%, 04/15/30	225	230,160
6.85%, 11/15/28	209	218,418
7.00%, 02/15/31	185	192,458
7.05%, 11/15/30	305	327,437
7.33%, 07/15/29	235	246,477
Chemours Co.(The)
4.63%, 11/15/29(b)	200	191,999
5.75%, 11/15/28(b)	205	204,694
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP
3.70%, 06/01/28(b)	120	117,993
4.75%, 05/15/30(b)	125	125,568
CNAC HK Finbridge Co. Ltd.
3.88%, 06/19/29(c)	400	393,805
4.13%, 07/19/27(c)	600	597,945
5.13%, 03/14/28(c)	600	607,858
Consolidated Energy Finance SA
5.63%, 10/15/28(b)	210	197,118
12.00%, 02/15/31(b)	175	178,520
CVR Partners LP/CVR Nitrogen Finance Corp., 6.13%, 06/15/28(b)	194	193,662
Dow Chemical Co.(The)
2.10%, 11/15/30	205	181,291
4.80%, 11/30/28	190	190,941
4.80%, 01/15/31	265	262,251
7.38%, 11/01/29	241	260,990
DuPont de Nemours, Inc.
4.73%, 11/15/28	50	50,300
4.73%, 11/15/28(b)	231	231,819
Eastman Chemical Co.
4.50%, 12/01/28	180	180,098
4.50%, 02/20/31	125	122,752
5.00%, 08/01/29	245	247,467
Ecolab, Inc.
3.25%, 12/01/27	80	78,988
4.30%, 06/15/28	40	40,072
4.80%, 03/24/30	240	243,408
5.25%, 01/15/28	370	376,179
EIDP, Inc., 2.30%, 07/15/30	65	59,864
Element Solutions, Inc., 3.88%, 09/01/28(b)	285	277,857
FMC Corp.
3.45%, 10/01/29	190	172,653
8.45%, 11/01/55, (5-year CMT + 4.37%)(a)	115	76,156
GC Treasury Center Co. Ltd.
2.98%, 03/18/31(c)	200	178,356
Security	Par (000)	Value
Chemicals (continued)
6.50%, (5-year CMT + 2.82%)(a)(c)(i)	$200	$197,103
HB Fuller Co., 4.25%, 10/15/28	90	88,002
Herens Holdco SARL, 4.75%, 05/15/28(b)	140	123,453
Huntsman International LLC, 4.50%, 05/01/29	230	220,117
INEOS Finance PLC
6.75%, 05/15/28(b)	155	155,703
7.50%, 04/15/29(b)	260	256,750
INEOS Quattro Finance 2 PLC, 9.63%, 03/15/29(b)	155	150,150
Ingevity Corp., 3.88%, 11/01/28(b)	180	173,417
Innophos Holdings, Inc., 11.50%, 06/15/29(b)	166	153,355
International Flavors & Fragrances, Inc.
1.83%, 10/15/27(b)	300	287,884
2.30%, 11/01/30(b)	200	178,936
4.45%, 09/26/28	80	79,891
Kraton Corp., 5.00%, 07/15/27(c)	200	201,445
LG Chem Ltd., 3.63%, 04/15/29(c)	200	193,037
Linde, Inc./CT, 1.10%, 08/10/30	37	32,583
LYB International Finance III LLC
2.25%, 10/01/30	120	107,596
5.13%, 01/15/31	35	35,158
Ma'aden Sukuk Ltd., 5.25%, 02/13/30(c)	200	202,556
Mativ Holdings, Inc., 8.00%, 10/01/29(b)	115	111,237
MEGlobal BV, 2.63%, 04/28/28(c)	200	189,518
MEGlobal Canada ULC, 5.88%, 05/18/30(c)	200	203,783
Methanex Corp.
5.13%, 10/15/27	225	224,854
5.25%, 12/15/29	205	204,247
Minerals Technologies, Inc., 5.00%, 07/01/28(b)	135	134,159
Momentive Performance Materials, Inc., 4.13%, 10/22/28(c)	200	198,539
Mosaic Co.(The)
4.05%, 11/15/27	235	233,536
4.35%, 01/15/29	50	49,691
4.60%, 11/15/30	55	54,513
5.38%, 11/15/28	187	190,597
Nufarm Australia Ltd./Nufarm Americas, Inc., 5.00%, 01/27/30(b)	115	105,558
Nutrien Ltd.
2.95%, 05/13/30	165	154,945
4.20%, 04/01/29	250	248,221
4.90%, 03/27/28	215	216,766
5.20%, 06/21/27	240	241,966
OCP SA, 6.10%, 04/30/30(c)	200	204,246
Olin Corp.
5.00%, 02/01/30	160	155,068
5.63%, 08/01/29	230	228,386
Olympus Water U.S. Holding Corp.
4.25%, 10/01/28(b)	255	248,026
6.25%, 10/01/29(b)	120	117,337
Orbia Advance Corp. SAB de CV, 6.80%, 05/13/30(c)	200	201,197
PPG Industries, Inc.
2.55%, 06/15/30	100	93,097
2.80%, 08/15/29	55	52,230
3.75%, 03/15/28	125	123,783
4.38%, 03/15/31	200	197,379
Rain Carbon, Inc., 12.25%, 09/01/29(b)	145	152,848
RPM International, Inc., 4.55%, 03/01/29	115	115,260
SABIC Capital II BV, 4.50%, 10/10/28(c)	400	396,701
Sasol Financing USA LLC, 8.75%, 05/03/29(c)	400	421,067

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Chemicals (continued)
SCIH Salt Holdings, Inc.
4.88%, 05/01/28(b)	$370	$366,168
6.63%, 05/01/29(b)	200	198,490
Sherwin-Williams Co.(The)
2.30%, 05/15/30	160	146,657
2.95%, 08/15/29	255	243,220
3.45%, 06/01/27	600	594,666
4.30%, 08/15/28	165	164,569
4.50%, 08/15/30	120	119,653
4.55%, 03/01/28	60	60,173
SK Invictus Intermediate II SARL, 5.00%, 10/30/29(b)	230	226,452
SNF Group SACA
3.38%, 03/15/30(b)	105	98,015
5.63%, 03/31/31(b)	200	202,515
Sociedad Quimica y Minera de Chile SA, 4.25%, 05/07/29(c)	200	199,331
Syensqo Finance America LLC, 5.65%, 06/04/29(b)	235	240,983
Tronox, Inc.
4.63%, 03/15/29(b)(g)	360	301,177
9.13%, 09/30/30(b)(g)	120	121,837
Westlake Corp., 3.38%, 06/15/30	115	109,496
WR Grace Holdings LLC
5.63%, 08/15/29(b)	355	338,801
7.38%, 03/01/31(b)	100	101,042
Xianjin Industry Investment Co. Ltd., 4.75%, 04/16/28(c)	200	200,848
Yara International ASA
3.15%, 06/04/30(b)	200	186,715
4.75%, 06/01/28(b)	350	350,728
YPF SA, 9.00%, 06/30/29(a)(c)(j)	200	205,926
		22,717,076
Coal — 0.0%
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp., 8.63%, 06/15/29(b)	120	125,298
Coronado Finance Pty Ltd., 9.25%, 10/01/29(b)	135	122,722
SunCoke Energy, Inc., 4.88%, 06/30/29(b)	170	157,028
Warrior Met Coal, Inc., 7.88%, 12/01/28(b)(g)	45	45,512
		450,560
Commercial Services — 0.7%
Adani Ports & Special Economic Zone Ltd.
4.20%, 08/04/27(c)	200	197,712
4.38%, 07/03/29(c)	200	194,834
ADT Security Corp. (The), 4.13%, 08/01/29(b)	275	264,417
Albion Financing 1 SARL/Aggreko Holdings, Inc., 7.00%, 05/21/30(b)	415	428,233
Allied Universal Holdco LLC, 7.88%, 02/15/31(b)	720	755,676
Allied Universal Holdco LLC/Allied Universal Finance Corp.
6.00%, 06/01/29(b)	285	282,891
6.88%, 06/15/30(b)	315	324,137
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL, 4.63%, 06/01/28(b)	640	630,768
Alta Equipment Group, Inc., 9.00%, 06/01/29(b)	155	148,174
AMN Healthcare, Inc.
4.00%, 04/15/29(b)	105	100,340
6.50%, 01/15/31(b)	125	124,369
Security	Par (000)	Value
Commercial Services (continued)
APi Group DE, Inc.
4.13%, 07/15/29(b)(g)	$65	$63,348
4.75%, 10/15/29(b)	85	83,267
Ashtead Capital, Inc.
4.00%, 05/01/28(b)	200	197,291
4.25%, 11/01/29(b)	165	161,636
4.38%, 08/15/27(b)	415	413,206
Automatic Data Processing, Inc.
1.25%, 09/01/30	305	268,157
1.70%, 05/15/28	300	286,253
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
4.75%, 04/01/28(b)	175	170,628
5.38%, 03/01/29(b)	230	223,279
5.75%, 07/15/27(b)	117	116,747
5.75%, 07/15/27(b)	97	97,024
8.25%, 01/15/30(b)	205	210,400
Belron U.K. Finance PLC, 5.75%, 10/15/29(b)	335	338,351
Block Financial LLC
2.50%, 07/15/28	225	213,315
3.88%, 08/15/30	200	188,176
Block, Inc., 5.63%, 08/15/30(b)	345	345,168
Brink's Co.(The)
4.63%, 10/15/27(b)	230	228,906
6.50%, 06/15/29(b)	90	92,003
Carriage Services, Inc., 4.25%, 05/15/29(b)	135	130,737
Champions Financing, Inc., 8.75%, 02/15/29(b)(g)	190	184,774
Cintas Corp. No. 2, 4.20%, 05/01/28	125	124,892
CK Hutchison International 23 Ltd., 4.75%, 04/21/28(b)	455	457,933
Clarivate Science Holdings Corp.
3.88%, 07/01/28(b)	277	267,454
4.88%, 07/01/29(b)	285	258,298
CMHI Finance BVI Co. Ltd.
4.00%, 06/01/27(c)	200	199,230
5.00%, 08/06/28(c)	200	202,493
CoreCivic, Inc.
4.75%, 10/15/27	95	94,238
8.25%, 04/15/29	170	177,287
Cornell University, Series 2025, 4.17%, 06/15/30	115	114,238
CPI CG, Inc., 10.00%, 07/15/29(b)	93	97,978
Dcli Bidco LLC, 7.75%, 11/15/29(b)	165	169,278
Deluxe Corp.
8.00%, 06/01/29(b)	165	166,916
8.13%, 09/15/29(b)	135	140,934
DP World Crescent Ltd.
3.75%, 01/30/30(c)	200	189,117
3.88%, 07/18/29(c)	200	191,131
4.85%, 09/26/28(c)	400	396,311
Element Fleet Management Corp.
4.64%, 11/24/30(b)	150	148,854
5.04%, 03/25/30(b)	210	212,187
6.32%, 12/04/28(b)	305	318,051
Equifax, Inc.
3.10%, 05/15/30	150	140,637
4.80%, 09/15/29	185	185,679
5.10%, 12/15/27	280	282,497
5.10%, 06/01/28	255	257,760
EquipmentShare.com, Inc., 9.00%, 05/15/28(b)	390	404,578
ERAC USA Finance LLC
4.50%, 10/30/29(b)	200	199,536
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Services (continued)
4.60%, 05/01/28(b)	$410	$412,064
4.70%, 04/30/31(b)	250	249,557
5.00%, 02/15/29(b)	270	273,738
Experian Finance PLC
2.75%, 03/08/30(b)	255	238,434
4.25%, 02/01/29(b)	205	203,376
Garda World Security Corp.
6.00%, 06/01/29(b)	155	151,934
6.50%, 01/15/31(b)	200	204,330
7.75%, 02/15/28(b)	135	137,276
GEO Group, Inc.(The)
8.63%, 04/15/29	195	202,852
10.25%, 04/15/31	180	193,194
Global Payments, Inc.
2.90%, 05/15/30	350	320,596
3.20%, 08/15/29	415	391,898
4.45%, 06/01/28	135	133,894
4.50%, 11/15/28	325	322,428
4.55%, 03/15/28	125	124,517
4.88%, 11/15/30	560	549,637
4.95%, 08/15/27	274	274,806
5.30%, 08/15/29	165	165,987
Grand Canyon University, 5.13%, 10/01/28	125	124,005
Herc Holdings, Inc.
5.75%, 03/15/31(b)	175	175,328
6.63%, 06/15/29(b)	230	235,688
7.00%, 06/15/30(b)	490	509,958
Hertz Corp.(The)
4.63%, 12/01/26(b)(g)	4	3,860
5.00%, 12/01/29(b)	315	154,907
12.63%, 07/15/29(b)	385	363,717
HPHT Finance 25 Ltd., 5.00%, 02/21/30(c)	200	201,107
Hutama Karya Persero PT, 3.75%, 05/11/30(c)	200	191,316
Kaspi.KZ JSC
5.90%, 04/28/31(b)	200	199,462
6.25%, 03/26/30(c)	200	202,740
Korn Ferry, 4.63%, 12/15/27(b)	130	128,773
Leland Stanford Junior University (The), Series 2025, 4.15%, 08/01/30	130	129,592
Mavis Tire Express Services Topco Corp., 6.50%, 05/15/29(b)	240	239,316
Mersin Uluslararasi Liman Isletmeciligi A/S, 8.25%, 11/15/28(c)	200	206,256
Mobius Merger Sub, Inc., 9.00%, 06/01/30(b)	150	102,964
Moody's Corp.
3.25%, 01/15/28	190	186,742
4.25%, 02/01/29	105	104,920
NESCO Holdings II, Inc., 5.50%, 04/15/29(b)	285	283,583
PayPal Holdings, Inc.
2.30%, 06/01/30	315	288,624
2.85%, 10/01/29	465	440,401
3.90%, 06/01/27	245	244,110
4.45%, 03/06/28	130	130,217
Paysafe Finance PLC/Paysafe Holdings U.S. Corp., 4.00%, 06/15/29(b)	120	100,542
Prime Security Services Borrower LLC/Prime Finance, Inc., 3.38%, 08/31/27(b)	335	327,975
PROG Holdings, Inc., 6.00%, 11/15/29(b)	180	175,847
PSA Treasury Pte. Ltd., 2.25%, 04/30/30(c)	200	185,303
Quanta Services, Inc.
2.90%, 10/01/30	20	18,632
Security	Par (000)	Value
Commercial Services (continued)
4.30%, 08/09/28	$120	$119,800
4.50%, 01/15/31	400	397,219
4.75%, 08/09/27	115	115,489
RELX Capital, Inc.
3.00%, 05/22/30	200	188,561
4.00%, 03/18/29	315	310,938
4.75%, 03/27/30	290	292,161
Rentokil Terminix Funding LLC, 5.00%, 04/28/30(b)	200	201,610
Rentokil Terminix Funding PLC, 4.63%, 04/23/31(b)	200	198,047
RR Donnelley & Sons Co.
9.50%, 08/01/29(b)	330	340,423
10.88%, 08/01/29(b)	145	149,008
RRD Intermediate Holdings, Inc., 11.00%, 12/01/30, (11.00% Cash or 12.00% PIK)(b)(h)	125	127,633
S&P Global, Inc.
1.25%, 08/15/30(g)	205	178,843
2.50%, 12/01/29	175	164,066
2.95%, 03/01/29	400	385,789
4.25%, 05/01/29	455	452,753
4.25%, 01/15/31(b)	115	113,419
4.75%, 08/01/28	55	55,522
Service Corp. International/U.S.
3.38%, 08/15/30	250	232,898
4.63%, 12/15/27	185	183,638
5.13%, 06/01/29	225	224,539
Shanghai Port Group BVI Development 2 Co. Ltd., 2.38%, 07/13/30(c)	200	185,628
Shanghai Port Group BVI Development Co. Ltd., 2.85%, 09/11/29(c)	200	190,697
Signal Parent, Inc., 6.13%, 04/01/29(b)	90	34,740
Sotheby's, 8.25%, 04/15/31(b)	200	194,331
Sotheby's/Bidfair Holdings, Inc., 5.88%, 06/01/29(b)	90	85,912
StoneMor, Inc., 8.50%, 05/15/29(b)	125	123,309
Synergy Infrastructure Holdings LLC, 7.88%, 12/01/30(b)	175	183,990
Transurban Finance Co. Pty. Ltd., 2.45%, 03/16/31(b)	200	180,445
TriNet Group, Inc., 3.50%, 03/01/29(b)	170	158,390
Trustees of Dartmouth College, 4.27%, 06/01/30	75	74,841
UL Solutions, Inc., 6.50%, 10/20/28	130	135,759
United Rentals North America, Inc.
3.88%, 11/15/27	225	221,780
3.88%, 02/15/31	340	321,657
4.00%, 07/15/30	220	210,893
4.88%, 01/15/28	500	498,989
5.25%, 01/15/30	250	250,379
6.00%, 12/15/29(b)	365	371,163
Upbound Group, Inc., 6.38%, 02/15/29(b)	145	143,455
Verisk Analytics, Inc.
4.13%, 03/15/29	110	108,998
4.45%, 03/15/31	40	39,430
Veritiv Operating Co., 10.50%, 11/30/30(b)	335	353,374
VM Consolidated, Inc., 5.50%, 04/15/29(b)	105	102,664
VT Topco, Inc., 8.50%, 08/15/30(b)	145	148,354
Williams Scotsman, Inc.
4.63%, 08/15/28(b)	175	172,985
6.63%, 06/15/29(b)	155	159,066
6.63%, 04/15/30(b)	155	159,580
Wuhan Financial Holdings Group Co. Ltd., 5.40%, 11/05/27(c)	200	201,624

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Services (continued)
Yale University, Series 2020, 1.48%, 04/15/30	$5	$4,507
		32,517,423
Computers — 0.5%
Accenture Capital, Inc.
3.90%, 10/04/27	320	319,211
4.05%, 10/04/29	410	406,741
Ahead DB Holdings LLC, 6.63%, 05/01/28(b)	130	129,198
Amdocs Ltd., 2.54%, 06/15/30	200	181,121
Apple, Inc.
1.20%, 02/08/28	895	853,100
1.25%, 08/20/30	750	663,156
1.40%, 08/05/28	790	747,145
1.65%, 05/11/30	540	489,948
1.65%, 02/08/31	805	718,078
2.20%, 09/11/29	605	571,284
2.90%, 09/12/27	380	374,743
3.00%, 06/20/27	630	623,563
3.00%, 11/13/27	415	409,329
3.20%, 05/11/27	405	402,352
3.25%, 08/08/29	335	327,143
4.00%, 05/10/28	555	555,296
4.00%, 05/12/28	315	314,895
4.15%, 05/10/30	210	210,282
4.20%, 05/12/30(g)	330	331,357
Booz Allen Hamilton, Inc.
3.88%, 09/01/28(b)	258	252,569
4.00%, 07/01/29(b)	250	243,636
CGI, Inc., 4.95%, 03/14/30	265	265,591
Conduent Business Services LLC/Conduent State & Local Solutions, Inc., 6.00%, 11/01/29(b)	205	146,742
Crowdstrike Holdings, Inc., 3.00%, 02/15/29	240	228,746
Dell International LLC/EMC Corp.
4.15%, 02/15/29	250	248,174
4.35%, 02/01/30	230	227,706
4.50%, 02/15/31	255	252,258
4.75%, 04/01/28	240	241,429
5.00%, 04/01/30	340	344,400
5.25%, 02/01/28	442	448,136
5.30%, 10/01/29	545	556,716
6.10%, 07/15/27	205	208,668
6.20%, 07/15/30	425	448,400
Dell, Inc., 7.10%, 04/15/28	115	120,670
Diebold Nixdorf, Inc., 7.75%, 03/31/30(b)	310	326,051
DXC Technology Co., 2.38%, 09/15/28	200	187,800
Everforth, Inc., 4.63%, 05/15/28(b)	185	172,796
Gartner, Inc.
3.63%, 06/15/29(b)	250	235,437
3.75%, 10/01/30(b)	265	243,022
4.50%, 07/01/28(b)	310	304,818
Genpact Luxembourg SARL/Genpact USA, Inc., 6.00%, 06/04/29	125	128,464
Genpact UK Finco PLC/Genpact USA, Inc., 4.95%, 11/18/30	75	73,481
Hewlett Packard Enterprise Co.
4.05%, 09/15/27	235	234,052
4.15%, 09/15/28	225	223,110
4.40%, 09/25/27	355	354,693
4.40%, 10/15/30	225	221,080
4.50%, 03/23/28	125	125,074
4.55%, 10/15/29	635	632,494
4.60%, 03/23/29	100	99,973
Security	Par (000)	Value
Computers (continued)
5.25%, 07/01/28	$265	$268,935
HP, Inc.
3.00%, 06/17/27	360	354,304
3.40%, 06/17/30	150	142,483
4.00%, 04/15/29	390	383,412
4.75%, 01/15/28	335	336,457
5.40%, 04/25/30	110	112,477
IBM International Capital Pte. Ltd., 4.60%, 02/05/29	180	180,889
International Business Machines Corp.
1.70%, 05/15/27	145	141,404
1.95%, 05/15/30	425	384,009
3.50%, 05/15/29	950	923,701
4.00%, 02/03/29	230	227,480
4.15%, 07/27/27	355	354,501
4.30%, 02/03/31	200	197,281
4.50%, 02/06/28	455	456,269
4.65%, 02/10/28	250	251,517
4.80%, 02/10/30	305	307,684
6.22%, 08/01/27	65	66,499
KBR, Inc., 4.75%, 09/30/28(b)	85	83,632
Kyndryl Holdings, Inc., 2.70%, 10/15/28	140	131,443
Leidos, Inc.
2.30%, 02/15/31	350	311,159
4.10%, 03/15/29	155	153,107
4.38%, 05/15/30	205	201,853
Lenovo Group Ltd.
3.42%, 11/02/30(c)	200	188,785
5.83%, 01/27/28(c)	200	204,339
McAfee Corp., 7.38%, 02/15/30(b)	620	502,157
NCR Atleos Corp., 9.50%, 04/01/29(b)	450	478,783
NCR Voyix Corp.
5.00%, 10/01/28(b)	235	230,145
5.13%, 04/15/29(b)	119	115,624
NetApp, Inc.
2.38%, 06/22/27	108	105,517
2.70%, 06/22/30	210	193,195
Pitney Bowes, Inc., 7.25%, 03/15/29(b)	110	110,545
Science Applications International Corp., 4.88%, 04/01/28(b)	120	118,838
Seagate Data Storage Technology Pte. Ltd.
4.09%, 06/01/29(b)	149	145,331
4.13%, 01/15/31(b)	25	24,137
5.88%, 07/15/30(b)	115	117,473
8.25%, 12/15/29(b)	150	156,746
Teledyne FLIR LLC, 2.50%, 08/01/30	20	18,388
Unisys Corp., 10.63%, 01/15/31(b)(g)	215	186,536
Virtusa Corp., 7.13%, 12/15/28(b)	120	98,709
		25,389,872
Cosmetics & Personal Care — 0.2%
Colgate-Palmolive Co.
3.10%, 08/15/27	280	276,954
4.20%, 05/01/30	135	135,137
4.60%, 03/01/28	110	111,310
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC
4.75%, 01/15/29(b)	205	198,511
5.60%, 01/15/31(b)	255	248,206
6.63%, 07/15/30(b)	225	227,297
Edgewell Personal Care Co.
4.13%, 04/01/29(b)	170	162,413
5.50%, 06/01/28(b)	230	229,460
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Cosmetics & Personal Care (continued)
Estee Lauder Companies, Inc.(The)
1.95%, 03/15/31	$5	$4,422
2.38%, 12/01/29	235	218,791
2.60%, 04/15/30	200	186,224
4.38%, 05/15/28	265	265,108
Haleon U.S. Capital LLC, 3.38%, 03/24/29	275	267,437
Kenvue, Inc.
5.00%, 03/22/30	350	356,858
5.05%, 03/22/28	425	430,718
Perrigo Finance Unlimited Co., 5.15%, 06/15/30	220	208,579
Prestige Brands, Inc.
3.75%, 04/01/31(b)	180	166,296
5.13%, 01/15/28(b)	125	124,804
Procter & Gamble Co.(The)
1.20%, 10/29/30	280	245,386
2.85%, 08/11/27	280	276,199
3.00%, 03/25/30	685	655,571
3.95%, 01/26/28	265	265,042
4.05%, 05/01/30	250	249,182
4.15%, 10/24/29	155	155,951
4.35%, 01/29/29	205	207,001
Unilever Capital Corp.
2.13%, 09/06/29	240	224,842
2.90%, 05/05/27	390	385,828
3.50%, 03/22/28	440	435,229
4.25%, 08/12/27	170	170,419
4.88%, 09/08/28	235	238,745
		7,327,920
Distribution & Wholesale — 0.1%
American Builders & Contractors Supply Co., Inc.
3.88%, 11/15/29(b)(g)	110	104,978
4.00%, 01/15/28(b)	135	133,340
Dealer Tire LLC/DT Issuer LLC, 8.00%, 02/01/28(b)	185	183,680
Ferguson Finance PLC
3.25%, 06/02/30(b)	200	188,441
4.50%, 10/24/28(b)	210	209,617
Gates Corp./DE, 6.88%, 07/01/29(b)	170	174,846
LKQ Corp., 5.75%, 06/15/28	200	203,406
Mitsubishi Corp.
5.00%, 07/05/28(b)	380	384,723
5.00%, 07/02/29(b)	280	284,558
Mitsui & Co. Ltd., 4.40%, 09/12/29(c)	200	199,257
RB Global Holdings, Inc., 6.75%, 03/15/28(b)	190	192,677
Resideo Funding, Inc., 4.00%, 09/01/29(b)	108	103,147
Shaoxing Shangyu State-Owned Capital Investment Operation Co. Ltd., 4.38%, 09/11/28(c)	200	200,106
Sumitomo Corp., 5.05%, 07/03/29(c)	200	202,766
Velocity Vehicle Group LLC, 8.00%, 06/01/29(b)	165	162,007
Windsor Holdings III LLC, 8.50%, 06/15/30(b)	240	250,964
		3,178,513
Diversified Financial Services — 1.8%
Aberdeen Group PLC, 4.25%, 06/30/28(c)	200	196,284
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.00%, 10/29/28	1,150	1,107,921
3.65%, 07/21/27	390	386,081
3.88%, 01/23/28	240	237,471
4.13%, 02/28/29	300	296,042
4.38%, 11/15/30	170	166,892
4.63%, 10/15/27	150	150,223
Security	Par (000)	Value
Diversified Financial Services (continued)
4.63%, 09/10/29	$355	$354,375
4.88%, 04/01/28	215	216,242
5.10%, 01/19/29	210	212,511
5.75%, 06/06/28	285	291,647
6.15%, 09/30/30	260	272,956
6.50%, 01/31/56, (5-year CMT + 2.44%)(a)	150	152,640
6.95%, 03/10/55, (5-year CMT + 2.72%)(a)	200	207,192
Affiliated Managers Group, Inc., 3.30%, 06/15/30	105	98,783
Air Lease Corp. Sukuk Ltd., 5.85%, 04/01/28(b)	250	253,121
Aircastle Ltd.
2.85%, 01/26/28(b)	300	290,939
5.95%, 02/15/29(b)	155	159,237
6.50%, 07/18/28(b)	230	237,927
Aircastle Ltd./Aircastle Ireland DAC
5.00%, 09/15/30(b)	240	239,897
5.00%, 05/15/31(b)	150	148,981
5.25%, 03/15/30(b)	155	156,457
Ally Financial, Inc.
2.20%, 11/02/28	265	250,129
4.75%, 06/09/27	340	340,993
5.54%, 01/17/31, (1-day SOFR Index + 1.73%)(a)	160	161,599
5.74%, 05/15/29, (1-day SOFR Index + 1.96%)(a)	235	238,625
6.85%, 01/03/30, (1-day SOFR + 2.82%)(a)	185	193,075
6.99%, 06/13/29, (1-day SOFR + 3.26%)(a)	290	301,611
7.10%, 11/15/27	305	315,868
American Express Co.
3.30%, 05/03/27	540	536,014
4.01%, 02/09/29, (1-day SOFR + 0.58%)(a)	390	387,336
4.05%, 05/03/29	365	363,635
4.35%, 07/20/29, (1-day SOFR + 0.81%)(a)	495	494,026
4.44%, 05/03/30(a)	410	409,396
4.46%, 02/10/32, (1-day SOFR + 0.87%)(a)	270	267,115
4.73%, 04/25/29, (1-day SOFR + 1.26%)(a)	525	527,847
5.02%, 04/25/31, (1-day SOFR + 1.44%)(a)	460	466,724
5.04%, 07/26/28, (1-day SOFR + 0.93%)(a)	400	403,276
5.09%, 01/30/31, (1-day SOFR Index + 1.02%)(a)	470	478,216
5.28%, 07/27/29, (1-day SOFR Index + 1.28%)(a)	500	509,074
5.53%, 04/25/30, (1-day SOFR Index + 1.09%)(a)	410	421,686
5.85%, 11/05/27	589	602,404
6.49%, 10/30/31, (1-day SOFR + 1.94%)(a)	145	155,619
American Express Credit Corp., 3.30%, 05/03/27	190	188,516
Ameriprise Financial, Inc., 5.70%, 12/15/28	185	191,135
Andrew W Mellon Foundation (The), Series 2020, 0.95%, 08/01/27	55	52,898
Apollo Global Management, Inc., 4.60%, 01/15/31	110	108,888
Arabian Centres Sukuk IV Ltd., 8.88%, 12/04/30(c)	200	203,296
Ares Finance Co. II LLC, 3.25%, 06/15/30(b)	115	108,081
Ares Management Corp., 6.38%, 11/10/28	160	166,240
Aretec Group, Inc.
7.50%, 04/01/29(b)	125	125,119
10.00%, 08/15/30(b)	180	190,790
Atlanticus Holdings Corp., 9.75%, 09/01/30(b)	120	118,820
Atlas Warehouse Lending Co. LP
4.95%, 11/15/30(b)	400	393,275
6.25%, 01/15/30(b)	250	256,983
Aviation Capital Group LLC
3.50%, 11/01/27(b)	295	290,104
4.25%, 04/30/29(b)	105	103,501
4.80%, 10/24/30(b)	260	258,143
5.13%, 04/10/30(b)	150	150,997
5.38%, 07/15/29(b)	165	167,604

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
6.25%, 04/15/28(b)	$260	$266,928
6.38%, 07/15/30(b)	150	158,088
6.75%, 10/25/28(b)	150	156,807
Avilease Capital Ltd., 4.75%, 11/12/30(c)	400	392,185
Avolon Holdings Funding Ltd.
2.53%, 11/18/27(b)	315	305,163
2.75%, 02/21/28(b)	130	125,503
4.20%, 04/15/29(b)	75	73,653
4.70%, 01/30/31(b)	185	181,839
4.95%, 01/15/28(b)	185	185,702
5.15%, 01/15/30(b)	195	195,908
5.38%, 05/30/30(b)	265	268,276
5.75%, 03/01/29(b)	380	388,492
5.75%, 11/15/29(b)	320	327,685
6.38%, 05/04/28(b)	310	319,129
Azorra Finance Ltd.
7.25%, 01/15/31(b)	75	76,734
7.75%, 04/15/30(b)	170	176,266
Banco BTG Pactual SA
5.75%, 01/22/30(c)	200	203,443
6.25%, 04/08/29(c)	200	204,416
Banco BTG Pactual SA/Cayman Islands, 5.50%, 01/27/31(c)	200	197,768
BGC Group, Inc.
6.15%, 04/02/30	195	199,743
6.60%, 06/10/29	195	201,008
8.00%, 05/25/28	150	157,794
Blackstone Holdings Finance Co. LLC
1.63%, 08/05/28(b)	205	192,256
2.50%, 01/10/30(b)	150	138,996
3.15%, 10/02/27(b)(g)	222	218,024
5.90%, 11/03/27(b)	200	203,819
BOC Aviation Ltd.
2.63%, 09/17/30(b)	200	185,669
3.00%, 09/11/29(b)	200	191,777
3.50%, 09/18/27(c)	400	395,584
BOC Aviation USA Corp.
4.75%, 01/14/28(c)	200	201,386
5.00%, 01/17/29(c)	200	203,235
5.25%, 01/14/30(c)	200	205,296
5.75%, 11/09/28(c)	200	206,643
Bocom Leasing Management Hong Kong Co. Ltd.
4.33%, 06/26/27, (1-day SOFR Index + 0.68%)(a)(c)	200	200,285
4.42%, 03/07/30, (1-day SOFR Index + 0.77%)(a)(c)	200	200,745
5.00%, 06/26/27(c)	200	201,095
Bread Financial Holdings, Inc., 8.38%, 06/15/35, (5-year CMT + 4.30%)(a)(b)	100	104,714
Brookfield Asset Management Ltd.
4.65%, 11/15/30	125	123,902
4.83%, 04/15/31	150	148,879
Brookfield Finance, Inc.
3.90%, 01/25/28	400	395,467
4.35%, 04/15/30	250	245,796
4.85%, 03/29/29	325	326,227
Burford Capital Global Finance LLC
6.25%, 04/15/28(b)	150	146,139
6.88%, 04/15/30(b)	150	139,193
Caja de Compensacion de Asignacion Familiar de Los Andes, 7.00%, 07/30/29(c)	200	209,041
Security	Par (000)	Value
Diversified Financial Services (continued)
Cantor Fitzgerald LP, 7.20%, 12/12/28(b)	$265	$276,664
Capital One Financial Corp.
3.27%, 03/01/30, (1-day SOFR + 1.79%)(a)	460	443,424
3.65%, 05/11/27	275	273,183
3.80%, 01/31/28	505	499,376
4.49%, 09/11/31, (1-day SOFR + 1.25%)(a)	425	417,824
4.72%, 01/30/32, (1-day SOFR + 1.15%)(a)	425	419,506
4.93%, 05/10/28, (1-day SOFR + 2.06%)(a)	597	599,670
5.25%, 07/26/30, (1-day SOFR + 2.60%)(a)	270	273,773
5.46%, 07/26/30, (1-day SOFR + 1.56%)(a)	295	301,107
5.47%, 02/01/29, (1-day SOFR + 2.08%)(a)	350	355,475
5.70%, 02/01/30, (1-day SOFR + 1.91%)(a)	290	297,900
6.31%, 06/08/29, (1-day SOFR + 2.64%)(a)	620	641,083
7.62%, 10/30/31, (1-day SOFR + 3.07%)(a)	530	584,973
Cboe Global Markets, Inc., 1.63%, 12/15/30	5	4,403
CCB Shipping and Aviation Leasing Corp. Ltd., 4.27%, 09/17/28, (1-day SOFR Index + 0.62%)(a)(c)	200	200,331
CDBL Funding 1
4.25%, 02/11/31(c)	200	198,138
4.75%, 05/27/30(c)	200	202,187
Charles Schwab Corp.(The)
1.65%, 03/11/31	210	183,773
2.00%, 03/20/28	325	311,882
2.75%, 10/01/29	70	66,353
3.20%, 01/25/28	130	127,944
3.25%, 05/22/29	225	218,620
4.00%, 02/01/29	175	173,881
4.34%, 11/14/31, (1-day SOFR + 0.94%)(a)	205	202,256
4.63%, 03/22/30	240	242,633
5.64%, 05/19/29, (1-day SOFR + 2.21%)(a)(g)	560	574,619
6.20%, 11/17/29, (1-day SOFR + 1.88%)(a)	335	349,237
China Cinda 2020 I Management Ltd.
2.50%, 01/20/28(c)	200	193,563
4.38%, 11/13/28(c)	200	199,507
5.38%, 07/23/27(c)	200	201,675
5.50%, 01/23/30(c)	200	205,714
5.75%, 05/28/29(c)	200	206,582
China Cinda Finance 2017 I Ltd.
4.75%, 02/08/28(c)	600	602,708
4.75%, 02/21/29(c)	200	201,186
China Development Bank Financial Leasing Co. Ltd., 4.60%, 11/10/35, (5-year CMT + 0.93%)(a)(c)	200	199,478
China Great Wall International Holdings V Ltd., 2.38%, 08/18/30(c)	200	181,930
China Great Wall International Holdings VI Ltd., 5.25%, 04/23/28(c)	200	202,207
CI Financial Corp.
3.20%, 12/17/30	255	228,555
7.50%, 05/30/29(b)	275	288,648
CICC Hong Kong Finance 2016 MTN Ltd., 4.15%, 02/12/28, (1-day SOFR Index + 0.48%)(a)(c)	200	200,124
CICC Hong Kong Finance MTN Ltd., 4.20%, 02/12/29(a)	200	200,298
Citadel Finance LLC
5.15%, 02/14/31(b)	250	244,249
5.90%, 02/10/30(b)	250	252,224
Citadel LP, 6.00%, 01/23/30(b)	220	227,174
Citadel Securities Global Holdings LLC, 5.50%, 06/18/30(b)	240	243,879
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
Clifford Capital Asset Finance Pte. Ltd., 3.85%, 01/13/29(c)	$200	$198,139
Clifford Capital Credit Solutions Pte. Ltd.
4.04%, 01/13/31(c)	200	198,538
4.78%, 01/14/30(c)	200	203,946
Clifford Capital Holdings Pte. Ltd., 3.97%, 09/30/28(c)	200	198,428
CMB International Leasing Management Ltd., 2.75%, 08/12/30(c)	200	186,504
CME Group, Inc.
3.75%, 06/15/28	190	188,346
4.40%, 03/15/30	270	270,930
Coastal Emerald Ltd.
4.60%, 04/16/28(c)	200	200,759
6.50%, (3-year CMT + 4.78%)(a)(c)(i)	200	204,292
Cobra AcquisitionCo LLC
6.38%, 11/01/29(b)	120	104,685
12.25%, 11/01/29(b)	60	61,181
Coinbase Global, Inc., 3.38%, 10/01/28(b)	320	306,813
Credit Acceptance Corp.
6.63%, 03/15/30(b)	145	144,481
9.25%, 12/15/28(b)	210	219,257
CrossCountry Intermediate HoldCo LLC, 6.50%, 10/01/30(b)	270	265,477
CSCIF Hong Kong Ltd., 4.33%, 05/31/27, (1-day SOFR Index + 0.67%)(a)(c)	200	200,284
CSI MTN Ltd.
4.25%, 07/16/28, (1-day SOFR Index + 0.60%)(a)(c)	400	400,410
4.39%, 10/22/27, (1-day SOFR Index + 0.73%)(a)(c)	400	401,068
DAE Sukuk Difc Ltd., 4.50%, 10/16/30(c)	200	193,054
Enact Holdings, Inc., 6.25%, 05/28/29	200	206,642
Encore Capital Group, Inc.
6.63%, 04/15/31(b)	200	203,322
8.50%, 05/15/30(b)	150	159,826
9.25%, 04/01/29(b)	150	156,979
Enova International, Inc.
9.13%, 08/01/29(b)	160	167,496
11.25%, 12/15/28(b)	120	126,772
Equitable America Global Funding
3.95%, 09/15/27(b)	25	24,780
4.30%, 12/15/28(b)	100	99,027
4.65%, 06/09/28(b)	235	235,184
4.95%, 06/09/30(b)	430	431,424
Far East Horizon Ltd.
5.25%, 01/13/29(c)	200	197,032
5.88%, 03/05/28(c)	200	200,249
FMR LLC, 7.57%, 06/15/29(b)	215	232,798
Franklin Resources, Inc., 1.60%, 10/30/30	205	180,982
Freedom Mortgage Holdings LLC, 9.25%, 02/01/29(b)	355	367,750
Gabx Leasing LLC, 4.63%, 04/15/31(b)	80	79,006
GGAM Finance Ltd.
5.88%, 03/15/30(b)	115	115,917
6.88%, 04/15/29(b)	150	153,837
8.00%, 06/15/28(b)	205	213,486
Global Aircraft Leasing Co. Ltd., 8.75%, 09/01/27(b)	340	345,289
goeasy Ltd.
6.88%, 02/15/31(b)(g)	135	112,159
7.38%, 10/01/30(b)(g)	120	102,000
Security	Par (000)	Value
Diversified Financial Services (continued)
7.63%, 07/01/29(b)	$250	$223,906
9.25%, 12/01/28(b)	200	189,081
Series 144*, 6.88%, 05/15/30(b)	115	97,282
GPS Hospitality Holding Co. LLC/GPS Finco, Inc., 7.00%, 08/15/28(b)(d)(f)	139	67,054
Hanwha Futureproof Corp., 4.75%, 04/30/28(c)	200	201,360
Hightower Holding LLC
6.75%, 04/15/29(b)	100	99,215
9.13%, 01/31/30(b)	120	124,488
Hyundai Card Co. Ltd., 5.75%, 04/24/29(c)	200	205,693
Intercontinental Exchange, Inc.
2.10%, 06/15/30	405	368,858
3.10%, 09/15/27	30	29,535
3.63%, 09/01/28	370	364,469
3.75%, 09/21/28	125	123,353
3.95%, 12/01/28	80	79,327
4.00%, 09/15/27	725	722,559
4.35%, 06/15/29	445	444,141
Inventive Global Investments Ltd.
3.88%, 11/19/27(c)	200	198,965
4.15%, 11/19/28, (1-day SOFR Index + 0.48%)(a)(c)	200	199,949
Jane Street Group/JSG Finance, Inc.
4.50%, 11/15/29(b)	175	170,070
7.13%, 04/30/31(b)	425	440,750
Jefferies Finance LLC/JFIN Co-Issuer Corp., 5.00%, 08/15/28(b)	340	325,887
Jefferies Financial Group, Inc.
4.15%, 01/23/30	345	334,860
5.13%, 04/28/31	225	222,027
5.88%, 07/21/28	390	398,465
6.45%, 06/08/27	147	149,714
Jefferson Capital Holdings LLC
8.25%, 05/15/30(b)	145	151,724
9.50%, 02/15/29(b)	125	131,528
JIC Zhixin Ltd., 3.50%, 11/24/27(c)	200	197,669
Joy Treasure Assets Holdings, Inc.
3.50%, 09/24/29(c)	400	386,543
4.30%, 12/04/28(c)	200	199,011
5.75%, 06/06/29(c)	400	412,780
Korea Ocean Business Corp.
4.63%, 05/09/30(c)	200	201,159
5.25%, 05/02/29(c)	200	204,539
Lazard Group LLC
4.38%, 03/11/29	135	133,666
4.50%, 09/19/28	255	254,091
LD Holdings Group LLC
6.13%, 04/01/28(b)	170	146,778
8.75%, 11/01/27(b)(g)	129	120,517
LFS Topco LLC, 8.75%, 07/15/30(b)	130	125,166
LPL Holdings, Inc.
4.00%, 03/15/29(b)	320	311,512
4.63%, 11/15/27(b)	315	313,537
4.90%, 04/03/28	25	25,068
5.15%, 06/15/30	150	150,982
5.20%, 03/15/30	230	232,204
5.70%, 05/20/27	180	182,016
6.75%, 11/17/28	285	298,434
Lseg U.S. Fin Corp.
4.25%, 03/23/29(b)	200	198,410
4.50%, 03/23/31(b)	200	197,784

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
LSEGA Financing PLC, 2.00%, 04/06/28(b)	$355	$338,793
Macquarie Airfinance Holdings Ltd.
5.15%, 03/17/30(b)	165	164,358
5.20%, 03/27/28(b)	260	261,004
6.40%, 03/26/29(b)	225	232,630
Marex Group PLC
5.68%, 04/21/31	150	149,877
5.83%, 05/08/28	165	166,561
6.40%, 11/04/29	210	216,249
Mastercard, Inc.
2.95%, 06/01/29	340	327,958
3.35%, 03/26/30	480	464,125
3.50%, 02/26/28	75	74,270
4.10%, 01/15/28	245	245,175
4.55%, 03/15/28	155	156,300
4.88%, 03/09/28	425	430,838
Midcap Financial Issuer Trust
5.63%, 01/15/30(b)	130	123,968
6.50%, 05/01/28(b)	305	302,686
Mirae Asset Securities Co. Ltd.
4.25%, 03/11/29(c)	200	197,434
5.25%, 03/06/28(c)	200	201,774
6.00%, 01/26/29(c)	200	206,209
Mitsubishi HC Capital, Inc.
3.97%, 04/13/30(b)	200	194,400
5.08%, 09/15/27(b)	220	221,442
Mitsubishi HC Finance America LLC
4.56%, 01/14/31(b)	190	188,048
5.15%, 10/24/29(b)	200	202,780
5.81%, 09/12/28(b)	215	220,662
Muthoot Finance Ltd.
6.38%, 04/23/29(c)	200	201,128
6.38%, 03/02/30(c)	400	403,167
7.13%, 02/14/28(c)	200	203,042
Nasdaq, Inc.
1.65%, 01/15/31	10	8,797
5.35%, 06/28/28	357	363,663
Navient Corp.
4.88%, 03/15/28	180	175,918
5.50%, 03/15/29(g)	225	216,247
9.38%, 07/25/30	125	129,639
11.50%, 03/15/31	175	187,901
NH Investment & Securities Co. Ltd., 4.75%, 07/10/30(c)	200	200,015
Nomura Holdings, Inc.
2.17%, 07/14/28	350	332,355
2.68%, 07/16/30	295	270,552
2.71%, 01/22/29	200	189,987
3.10%, 01/16/30	475	447,940
4.90%, 07/01/30	205	205,022
5.39%, 07/06/27	200	201,825
5.59%, 07/02/27	160	161,783
5.61%, 07/06/29	200	205,284
5.84%, 01/18/28	215	219,308
6.07%, 07/12/28	210	216,245
Nuveen LLC
4.00%, 11/01/28(b)	255	252,648
5.55%, 01/15/30(b)	210	215,370
OneMain Finance Corp.
3.88%, 09/15/28	180	174,000
4.00%, 09/15/30	240	220,827
Security	Par (000)	Value
Diversified Financial Services (continued)
5.38%, 11/15/29	$220	$216,061
6.13%, 05/15/30	220	219,194
6.63%, 01/15/28	235	238,251
6.63%, 05/15/29	245	249,413
7.88%, 03/15/30	215	224,159
ORIX Corp.
3.70%, 07/18/27	155	153,667
4.45%, 09/09/30	105	104,128
4.65%, 09/10/29	220	221,369
5.00%, 09/13/27(g)	330	332,376
Oxford Finance LLC/Oxford Finance Co-Issuer II, Inc., 7.75%, 05/15/31(b)	110	109,497
PennyMac Financial Services, Inc.
4.25%, 02/15/29(b)	200	190,887
7.13%, 11/15/30(b)	200	202,449
7.88%, 12/15/29(b)	220	228,477
PHH Escrow Issuer LLC/PHH Corp., 9.88%, 11/01/29(b)	185	186,848
Phoenix Aviation Capital Ltd., 9.25%, 07/15/30(b)	205	210,303
Planet Financial Group LLC, 10.50%, 12/15/29(b)	150	146,071
Power Finance Corp. Ltd.
3.90%, 09/16/29(c)	200	194,135
3.95%, 04/23/30(c)	200	193,410
4.50%, 06/18/29(c)	200	198,071
6.15%, 12/06/28(c)	200	206,706
PRA Group, Inc.
5.00%, 10/01/29(b)	105	99,592
8.38%, 02/01/28(b)	136	138,193
8.88%, 01/31/30(b)	170	175,747
Provident Funding Associates LP/PFG Finance Corp., 9.75%, 09/15/29(b)	180	187,291
Radian Group, Inc., 6.20%, 05/15/29	165	170,632
Raymond James Financial, Inc., 4.65%, 04/01/30	155	156,008
REC Ltd.
3.88%, 07/07/27(c)	400	396,176
4.75%, 09/27/29(c)	200	199,606
Rfna LP, 7.88%, 02/15/30(b)	155	153,472
Rocket Companies, Inc.
6.13%, 08/01/30(b)	590	599,048
6.50%, 08/01/29(b)	225	229,518
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.
3.63%, 03/01/29(b)	225	215,476
3.88%, 03/01/31(b)	380	352,935
Shriram Finance Ltd., 6.15%, 04/03/28(c)	200	204,100
SLM Corp., 6.50%, 01/31/30	155	156,342
Soar Wise Ltd.
4.49%, 03/28/30, (1-day SOFR Index + 0.83%)(a)(c)	200	195,268
4.63%, 08/27/27(c)	400	397,124
SRC Sukuk Ltd.
4.38%, 04/02/29(c)	400	396,607
5.00%, 02/27/28(c)	400	402,561
Stellantis Financial Services U.S. Corp.
4.95%, 09/15/28(b)	215	214,237
5.40%, 09/15/30(b)	200	197,609
Stifel Financial Corp., 4.00%, 05/15/30	120	116,686
Stonebriar ABF Issuer LLC, 8.13%, 12/15/30(b)	230	241,302
StoneX Group, Inc., 7.88%, 03/01/31(b)	165	173,701
Sumisho Air Lease Corp.
2.10%, 09/01/28	220	207,377
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
3.00%, 02/01/30	$240	$223,979
3.25%, 10/01/29	205	194,569
3.63%, 12/01/27	70	68,937
4.40%, 03/24/28(b)	275	273,665
4.50%, 03/24/29(b)	250	248,405
4.63%, 10/01/28	85	84,774
4.85%, 03/24/31(b)	475	470,820
5.10%, 03/01/29	160	161,463
5.30%, 02/01/28	290	293,067
5.85%, 12/15/27	290	295,543
Sumitomo Mitsui Finance & Leasing Co. Ltd.
5.11%, 01/23/29(c)	200	201,832
5.24%, 05/01/30(c)	200	202,864
Synchrony Financial
3.95%, 12/01/27	275	271,965
4.95%, 02/25/32, (1-day SOFR + 1.53%)(a)	85	83,022
5.02%, 07/29/29, (1-day SOFR + 1.40%)(a)	145	144,961
5.15%, 03/19/29	200	200,421
5.45%, 03/06/31, (1-day SOFR + 1.68%)(a)	315	315,800
5.94%, 08/02/30, (1-day SOFR Index + 2.13%)(a)	245	249,759
Tata Capital Ltd., 5.39%, 07/21/28(c)	200	202,085
TrueNoord Capital DAC, 8.75%, 03/01/30(b)	115	117,397
United Wholesale Mortgage LLC
5.50%, 04/15/29(b)	210	200,222
5.75%, 06/15/27(b)	175	174,228
USAA Capital Corp.
2.13%, 05/01/30(b)	150	137,106
5.25%, 06/01/27(b)	150	151,705
UWM Holdings LLC
6.25%, 03/15/31(b)	305	283,295
6.63%, 02/01/30(b)	250	239,964
Velocity Commercial Capital LLC, 9.38%, 02/15/31(b)	150	155,109
Visa, Inc.
0.75%, 08/15/27	240	230,206
1.10%, 02/15/31	205	177,808
2.05%, 04/15/30	460	423,540
2.75%, 09/15/27	70	68,810
3.80%, 02/12/29	250	248,143
4.10%, 02/12/31	150	149,418
Voya Financial, Inc., 4.70%, 01/23/48, (3-mo. SOFR US + 2.34%)(a)	70	67,373
Voya Global Funding, 4.60%, 11/24/30(b)	40	39,467
Western Union Co. (The), 2.75%, 03/15/31	200	180,677
XP, Inc., 6.75%, 07/02/29(c)	200	202,146
		85,740,595
Electric — 2.0%
Abu Dhabi National Energy Co. PJSC
2.00%, 04/29/28(c)	200	190,356
4.38%, 01/24/29(c)	200	198,848
4.88%, 04/23/30(c)	200	201,087
Adani Electricity Mumbai Ltd., 3.95%, 02/12/30(c)	200	188,453
ADM Elektrik Dagitim AS, 9.50%, 02/05/31(c)	200	196,606
AEP Texas, Inc.
3.95%, 06/01/28	75	74,237
5.45%, 05/15/29	215	220,376
Series I, 2.10%, 07/01/30	155	140,736
AES Andes SA
6.30%, 03/15/29(c)	200	204,884
8.15%, 06/10/55, (5-year CMT + 3.84%)(a)(c)	200	210,398
Security	Par (000)	Value
Electric (continued)
AES Corp.(The)
2.45%, 01/15/31	$300	$267,153
3.95%, 07/15/30(b)	200	191,657
5.45%, 06/01/28	360	363,509
6.95%, 07/15/55, (5-year CMT + 2.89%)(a)	145	141,539
7.60%, 01/15/55, (5-year CMT + 3.20%)(a)	290	295,510
AES Panama Generation Holdings SRL, 4.38%, 05/31/30(c)	373	351,487
AL Jawaher Assets Co. Spc, 4.66%, 10/29/30(c)	400	393,340
Alabama Power Co.
3.75%, 09/01/27	530	527,014
Series 20-A, 1.45%, 09/15/30	280	246,957
Alexander Funding Trust II, 7.47%, 07/31/28(b)	225	236,831
Alliant Energy Corp., 5.75%, 04/01/56, (5-year CMT + 2.08%)(a)	200	196,418
Alliant Energy Finance LLC
4.25%, 06/15/28(b)	145	144,124
5.40%, 06/06/27(b)	225	226,574
5.95%, 03/30/29(b)	130	134,309
Ameren Corp.
1.75%, 03/15/28	50	47,604
3.50%, 01/15/31	255	242,201
5.00%, 01/15/29	180	182,550
Ameren Illinois Co., 3.80%, 05/15/28	20	19,821
American Electric Power Co., Inc.
2.30%, 03/01/30	145	133,222
3.20%, 11/13/27	105	103,095
5.20%, 01/15/29	335	341,253
5.75%, 11/01/27	460	468,041
7.05%, 12/15/54, (5-year CMT + 2.75%)(a)	105	109,471
Series C, 5.80%, 03/15/56, (5-year CMT + 2.13%)(a)	500	498,374
Series J, 4.30%, 12/01/28	150	149,609
Arizona Public Service Co.
2.60%, 08/15/29	150	140,972
2.95%, 09/15/27	40	39,164
Atlantic City Electric Co.
2.30%, 03/15/31	200	179,958
4.00%, 10/15/28	55	54,580
Atlantica Sustainable Infrastructure Ltd., 4.13%, 06/15/28(b)	125	122,159
Ausgrid Finance Pty Ltd., 4.35%, 08/01/28(b)	25	24,883
Avangrid, Inc., 3.80%, 06/01/29	270	263,299
Axia Energia SA, 4.63%, 02/04/30(c)	400	384,680
Aydem Yenilenebilir Enerji AS, 9.88%, 09/30/30(c)	200	202,531
Berkshire Hathaway Energy Co.
3.25%, 04/15/28	180	176,700
3.70%, 07/15/30	325	315,513
Black Hills Corp.
2.50%, 06/15/30	105	96,295
3.05%, 10/15/29	140	132,918
5.95%, 03/15/28	215	220,202
Capital Power U.S. Holdings, Inc., 5.26%, 06/01/28(b)	215	216,507
Castle Peak Power Finance Co. Ltd., 3.25%, 07/25/27(c)	200	197,572
CenterPoint Energy Houston Electric LLC
4.80%, 03/15/30	150	151,769
5.20%, 10/01/28	225	229,345
CenterPoint Energy, Inc.
2.95%, 03/01/30	105	98,672

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
5.40%, 06/01/29	$250	$256,383
5.95%, 04/01/56, (5-year CMT + 2.22%)(a)	200	199,300
6.70%, 05/15/55, (5-year CMT + 2.59%)(a)	150	152,775
Series A, 7.00%, 02/15/55, (5-year CMT + 3.25%)(a)	100	103,261
Central International Development BVI Ltd., 5.10%, 08/19/27(c)	200	201,514
CGNPC International Ltd., 3.75%, 12/11/27(c)	400	396,460
Chile Electricity PEC SpA, 0.00%, 01/25/28(c)(k)	148	135,908
China Huaneng Group Hong Kong Treasury Management Holding Ltd.
2.70%, 01/20/31(c)	200	187,071
4.15%, (3-year CMT + 3.67%)(a)(c)(i)	200	200,558
5.30%, (3-year CMT + 3.78%)(a)(c)(i)	200	202,072
China Southern Power Grid International Finance BVI Co. Ltd., 3.50%, 05/08/27(c)	400	396,907
Clearway Energy Operating LLC
3.75%, 02/15/31(b)	185	173,165
4.75%, 03/15/28(b)	280	278,115
Cleveland Electric Illuminating Co. (The), 3.50%, 04/01/28(b)	335	328,448
CLP Power HK Finance Ltd., 5.45%, (5-year CMT + 1.01%)(a)(c)(i)	200	206,575
CLP Power Hong Kong Financing Ltd.
2.13%, 06/30/30(c)	200	183,532
3.38%, 10/26/27(c)	200	197,536
CMS Energy Corp.
3.45%, 08/15/27	205	202,449
3.75%, 12/01/50, (5-year CMT + 2.90%)(a)	100	92,184
4.75%, 06/01/50, (5-year CMT + 4.12%)(a)	100	97,787
Comision Federal de Electricidad
3.35%, 02/09/31(c)	400	362,818
4.69%, 05/15/29(c)	200	197,357
5.70%, 01/24/30(c)	200	201,343
Commonwealth Edison Co., 3.70%, 08/15/28	220	217,442
Connecticut Light and Power Co.(The)
4.65%, 01/01/29	130	130,967
4.95%, 01/15/30	200	203,162
Consolidated Edison Co. of New York, Inc.
Series 20A, 3.35%, 04/01/30	170	163,207
Series B, 3.13%, 11/15/27	205	201,851
Series D, 4.00%, 12/01/28	125	124,098
Constellation Energy Generation LLC
3.75%, 03/01/31(b)	400	382,060
3.90%, 01/08/28	255	253,104
4.40%, 01/15/31	95	94,052
4.63%, 02/01/29(b)	225	223,567
5.60%, 03/01/28	260	265,295
Consumers Energy Co.
3.80%, 11/15/28	115	113,524
4.50%, 01/15/31	150	149,704
4.60%, 05/30/29	260	261,630
4.65%, 03/01/28	250	251,651
4.70%, 01/15/30	205	206,600
4.90%, 02/15/29	180	182,523
ContourGlobal Power Holdings SA, 6.75%, 02/28/30(b)	160	162,952
Dayton Power & Light Co. (The), 4.55%, 08/15/30	135	132,941
Dominion Energy, Inc.
4.25%, 06/01/28	260	259,198
4.60%, 05/15/28	280	280,940
Security	Par (000)	Value
Electric (continued)
5.00%, 06/15/30	$255	$258,697
6.00%, 02/15/56, (5-year CMT + 2.26%)(a)	435	435,443
Series A, 6.88%, 02/01/55, (5-year CMT + 2.39%)(a)	250	259,459
Series C, 3.38%, 04/01/30	480	458,739
DPL LLC, 4.35%, 04/15/29	130	125,792
DTE Electric Co.
2.25%, 03/01/30	355	328,463
4.25%, 05/14/27	25	25,075
Series A, 1.90%, 04/01/28	45	43,163
DTE Energy Co.
2.95%, 03/01/30	100	94,261
4.88%, 06/01/28	480	483,831
4.95%, 07/01/27	290	291,828
5.10%, 03/01/29	310	314,966
5.20%, 04/01/30	315	321,067
Series C, 3.40%, 06/15/29	215	207,862
Duke Energy Carolinas LLC
2.45%, 08/15/29	105	98,818
2.45%, 02/01/30	165	153,766
3.95%, 11/15/28	155	153,716
4.85%, 03/15/30	160	162,641
Series A, 6.00%, 12/01/28	35	36,422
Duke Energy Corp.
2.45%, 06/01/30	280	258,177
3.15%, 08/15/27	70	69,060
3.40%, 06/15/29	220	213,336
4.30%, 03/15/28	525	524,191
4.85%, 01/05/29	145	146,444
5.00%, 12/08/27	455	459,782
Duke Energy Florida LLC
1.75%, 06/15/30	160	143,623
2.50%, 12/01/29	290	272,159
3.80%, 07/15/28	170	168,421
4.20%, 12/01/30	450	444,596
Duke Energy Ohio, Inc., 3.65%, 02/01/29	245	240,719
Duke Energy Progress LLC
3.45%, 03/15/29	210	205,303
3.70%, 09/01/28	50	49,452
Duquesne Light Holdings, Inc., 3.62%, 08/01/27(b)	45	44,479
Edison International
4.13%, 03/15/28	135	132,921
4.80%, 03/15/31	150	146,403
5.00%, 05/05/28	50	50,013
5.25%, 11/15/28	220	221,105
5.45%, 06/15/29	170	171,098
5.75%, 06/15/27	25	25,180
6.25%, 03/15/30	185	191,199
6.95%, 11/15/29	215	225,871
7.88%, 06/15/54, (5-year CMT + 3.66%)(a)	140	144,280
8.13%, 06/15/53, (5-year CMT + 3.86%)(a)	190	194,844
EDP Finance BV, 1.71%, 01/24/28(b)	235	223,924
Electricite de France SA
4.50%, 09/21/28(b)	580	579,356
5.65%, 04/22/29(b)	520	535,668
5.70%, 05/23/28(b)	300	306,728
Emera U.S. Finance LLC, 4.50%, 04/01/29	95	94,748
Empresas Publicas de Medellin ESP, 4.25%, 07/18/29(c)	400	378,968
Enel Chile SA, 4.88%, 06/12/28	350	352,846
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Enel Finance International NV
2.13%, 07/12/28(b)	$215	$204,266
3.50%, 04/06/28(b)	325	318,927
3.63%, 05/25/27(b)	260	258,026
4.13%, 09/30/28(b)	200	198,026
4.38%, 09/30/30(b)	415	408,238
4.63%, 06/15/27(b)	250	250,496
4.88%, 06/14/29(b)	220	222,182
5.13%, 06/26/29(b)	395	400,607
EnfraGen Energia Sur SA/EnfraGen Spain SA/Prime Energia SpA, 5.38%, 12/30/30(b)	198	183,433
Engie Energia Chile SA, 3.40%, 01/28/30(c)	200	189,226
Engie SA, 5.25%, 04/10/29(b)	265	270,681
Entergy Arkansas LLC, 4.00%, 06/01/28	70	69,603
Entergy Corp.
1.90%, 06/15/28	200	189,945
2.80%, 06/15/30	150	139,764
7.13%, 12/01/54, (5-year CMT + 2.67%)(a)	325	334,561
Entergy Louisiana LLC
3.12%, 09/01/27	160	157,858
3.25%, 04/01/28	60	58,988
Entergy Texas, Inc., 4.00%, 03/30/29	85	84,318
Eskom Holdings
4.31%, 07/23/27(c)	200	197,725
6.35%, 08/10/28(c)	200	203,044
8.45%, 08/10/28(c)	200	210,657
EUSHI Finance, Inc.
6.25%, 04/01/56, (5-year CMT + 2.51%)(a)	225	222,838
7.63%, 12/15/54, (5-year CMT + 3.14%)(a)	170	175,813
Evergy Kansas Central, Inc., 4.70%, 03/13/28	175	175,757
Evergy Metro, Inc., Series 2020, 2.25%, 06/01/30	165	151,060
Evergy Missouri West, Inc., 5.15%, 12/15/27(b)	245	246,901
Evergy, Inc.
2.90%, 09/15/29	255	241,811
4.25%, 03/15/29	75	74,402
6.65%, 06/01/55, (5-year CMT + 2.56%)(a)	75	76,189
Eversource Energy
4.45%, 12/15/30	160	157,710
4.60%, 07/01/27	215	215,246
5.45%, 03/01/28	660	670,023
5.95%, 02/01/29	280	289,507
Series M, 3.30%, 01/15/28	60	58,800
Series O, 4.25%, 04/01/29	200	198,315
Series R, 1.65%, 08/15/30	215	189,417
Exelon Corp.
4.05%, 04/15/30	410	401,501
5.15%, 03/15/28	275	278,243
5.15%, 03/15/29	215	218,968
FirstEnergy Corp.
2.65%, 03/01/30	330	306,329
Series B, 2.25%, 09/01/30	20	18,034
Series B, 3.90%, 07/15/27	517	513,536
FirstEnergy Pennsylvania Electric Co.
3.25%, 03/15/28(b)	135	131,980
3.60%, 06/01/29(b)	25	24,307
4.15%, 03/15/28(b)	120	119,502
4.30%, 01/15/29(b)	175	174,334
4.55%, 03/15/31(b)	125	124,296
5.20%, 04/01/28(b)	95	96,242
Security	Par (000)	Value
Electric (continued)
FirstEnergy Transmission LLC
2.87%, 09/15/28(b)	$150	$144,218
4.55%, 01/15/30	140	139,777
Florida Power & Light Co.
4.40%, 05/15/28	195	195,836
4.63%, 05/15/30	200	201,658
5.05%, 04/01/28	515	523,313
5.15%, 06/15/29	260	266,447
Series A, 3.30%, 05/30/27	63	62,507
GDZ Elektrik Dagitim A/S, 9.00%, 10/15/29(c)	200	193,980
Georgia Power Co.
4.00%, 10/01/28	155	154,049
4.55%, 03/15/30	255	255,839
4.65%, 05/16/28	230	231,671
4.85%, 03/15/31	200	202,526
Series B, 2.65%, 09/15/29	260	246,255
Guangzhou Development District Holding Group Co. Ltd., 4.40%, 11/28/27(c)	200	199,834
Hengjian International Investment Ltd., 4.25%, 06/17/28(c)	200	199,577
Hongkong Electric Finance Ltd., 2.25%, 06/09/30(c)	200	184,129
Indiana Michigan Power Co., 3.85%, 05/15/28	100	99,082
Interstate Power and Light Co.
2.30%, 06/01/30	50	45,725
3.60%, 04/01/29	160	156,519
4.10%, 09/26/28	235	233,295
Investment Energy Resources Ltd., 6.25%, 04/26/29(c)	200	199,982
IPALCO Enterprises, Inc., 4.25%, 05/01/30	165	159,222
Israel Electric Corp. Ltd., 4.25%, 08/14/28(b)(c)	400	393,179
ITC Holdings Corp.
2.95%, 05/14/30(b)	200	187,186
3.35%, 11/15/27	20	19,688
4.88%, 04/15/31(b)	125	124,902
4.95%, 09/22/27(b)	515	517,282
JERA Co., Inc., 4.54%, 09/02/30(c)	200	197,557
Jersey Central Power & Light Co.
4.15%, 01/15/29(b)	145	143,758
4.40%, 01/15/31(b)	200	197,417
Kansai Electric Power Co., Inc. (The), 5.04%, 02/26/30(c)	200	202,407
Leeward Renewable Energy Operations LLC, 4.25%, 07/01/29(b)	140	133,817
Liberty Utilities Co., 5.58%, 01/31/29(b)	115	117,318
Limak Yenilenebilir Enerji A/S, 9.63%, 08/12/30(c)	200	200,112
Massachusetts Electric Co., 1.73%, 11/24/30(b)	200	175,404
Mazoon Assets Co. SAOC
5.20%, 11/08/27(c)	200	200,570
5.50%, 02/14/29(c)	200	202,833
MidAmerican Energy Co.
3.10%, 05/01/27	135	133,687
3.65%, 04/15/29	305	299,506
Mid-Atlantic Interstate Transmission LLC, 4.10%, 05/15/28(b)	65	64,621
Minejesa Capital BV, 4.63%, 08/10/30(c)	260	256,989
Mississippi Power Co., 3.95%, 03/30/28	15	14,903
Monongahela Power Co., 3.55%, 05/15/27(b)	200	198,651
MVM Energetika Zrt, 7.50%, 06/09/28(c)	200	209,452
Narragansett Electric Co.(The)
3.40%, 04/09/30(b)	190	181,452
3.92%, 08/01/28(b)	10	9,901

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
National Central Cooling Co. PJSC
2.50%, 10/21/27(c)	$200	$193,087
5.28%, 03/05/30(c)	200	201,973
National Grid PLC, 5.60%, 06/12/28	225	229,964
National Rural Utilities Cooperative Finance Corp.
1.35%, 03/15/31	200	171,619
2.40%, 03/15/30	340	314,961
3.40%, 02/07/28	310	305,531
3.70%, 03/15/29	160	157,046
3.90%, 11/01/28	100	98,862
3.95%, 12/10/27	80	79,595
4.12%, 09/16/27	110	109,727
4.30%, 12/10/30	90	89,250
4.40%, 05/11/29	100	100,059
4.75%, 02/07/28	100	100,719
4.80%, 03/15/28	190	191,444
4.85%, 02/07/29	170	171,958
4.95%, 02/07/30	160	162,660
5.00%, 02/07/31	5	5,101
5.05%, 09/15/28	200	203,073
5.10%, 05/06/27	75	75,670
5.15%, 06/15/29	170	173,838
7.13%, 09/15/53, (5-year CMT + 3.53%)(a)	60	62,356
Series D, 4.05%, 02/09/29	175	173,719
Series D, 4.15%, 08/25/28	150	149,337
Nevada Power Co.
6.25%, 05/15/55, (5-year CMT + 1.94%)(a)	50	50,312
Series CC, 3.70%, 05/01/29	205	200,849
Series DD, 2.40%, 05/01/30	125	115,513
New York State Electric & Gas Corp., 5.65%, 08/15/28(b)	57	58,421
NextEra Energy Capital Holdings, Inc.
1.90%, 06/15/28	515	489,448
2.25%, 06/01/30	610	556,481
2.75%, 11/01/29	290	274,727
3.50%, 04/01/29	215	209,479
3.55%, 05/01/27	600	595,800
4.40%, 03/01/31	200	198,543
4.63%, 07/15/27	400	401,573
4.69%, 09/01/27	410	411,904
4.80%, 12/01/77, (3-mo. SOFR US + 2.67%)(a)	50	49,067
4.85%, 02/04/28	315	317,640
4.90%, 02/28/28	370	373,201
4.90%, 03/15/29	325	329,224
5.00%, 02/28/30(g)	215	218,379
5.05%, 03/15/30	330	335,745
5.65%, 05/01/79(a)	145	144,301
6.38%, 08/15/55, (5-year CMT + 2.05%)(a)	460	469,930
6.70%, 09/01/54, (5-year CMT + 2.36%)(a)	240	246,192
Niagara Mohawk Power Corp.
1.96%, 06/27/30(b)	150	134,958
4.28%, 12/15/28(b)	235	234,015
4.65%, 10/03/30(b)	150	149,622
NorthWestern Corp., 5.07%, 03/21/30(b)	100	101,524
NRG Energy, Inc.
2.45%, 12/02/27(b)	310	299,628
3.38%, 02/15/29(b)	155	148,007
3.63%, 02/15/31(b)	315	292,584
4.45%, 06/15/29(b)	135	133,078
4.73%, 10/15/30(b)	140	138,393
4.96%, 04/30/31(b)	50	49,651
Security	Par (000)	Value
Electric (continued)
5.25%, 06/15/29(b)	$230	$229,124
5.75%, 01/15/28	230	230,443
5.75%, 07/15/29(b)	255	254,814
NSTAR Electric Co.
3.20%, 05/15/27	10	9,903
3.25%, 05/15/29	160	154,900
4.85%, 03/01/30	140	141,694
NTPC Ltd., 4.50%, 03/19/28(c)	200	199,529
OGE Energy Corp., 5.45%, 05/15/29	165	168,853
Ohio Edison Co., 4.95%, 12/15/29(b)	95	96,011
Ohio Power Co., Series P, 2.60%, 04/01/30	110	102,018
Oklahoma Gas and Electric Co.
3.25%, 04/01/30	100	95,482
3.30%, 03/15/30	75	71,575
OmGrid Funding Ltd., 5.20%, 05/16/27(c)	200	200,592
Oncor Electric Delivery Co. LLC
2.75%, 05/15/30	210	196,703
3.70%, 11/15/28	225	221,689
4.30%, 05/15/28	205	205,010
4.50%, 03/15/31(b)	350	347,663
4.65%, 11/01/29	132	133,029
Pacific Gas and Electric Co.
2.10%, 08/01/27	340	330,296
2.50%, 02/01/31	510	458,806
3.00%, 06/15/28	375	362,593
3.30%, 12/01/27	230	225,711
3.75%, 07/01/28	440	431,897
4.20%, 03/01/29	120	118,396
4.55%, 07/01/30	925	914,038
5.00%, 06/04/28	225	226,945
5.45%, 06/15/27	195	196,752
5.55%, 05/15/29	250	255,708
6.10%, 01/15/29	500	516,734
PacifiCorp
2.70%, 09/15/30	190	174,582
3.50%, 06/15/29	135	130,485
4.25%, 03/15/29	100	99,034
4.65%, 04/15/29	150	150,097
5.10%, 02/15/29	180	182,153
5.10%, 04/15/31	150	151,560
5.30%, 02/15/31	20	20,365
7.38%, 09/15/55, (5-year CMT + 3.32%)(a)	200	202,653
Palomino Funding Trust I, 7.23%, 05/17/28(b)	200	208,546
Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.50%, 08/15/28(b)	240	236,139
Pertamina Geothermal Energy PT, 5.15%, 04/27/28(c)	200	201,025
Perusahaan Listrik Negara PT, 3.88%, 07/17/29(c)	200	193,161
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
3.00%, 06/30/30(c)	200	184,050
4.13%, 05/15/27(c)	600	596,335
4.75%, 02/03/31(c)	200	196,319
5.38%, 01/25/29(c)	200	202,113
5.45%, 05/21/28(c)	200	202,372
PG&E Corp.
5.00%, 07/01/28	325	323,228
5.25%, 07/01/30	270	267,183
7.38%, 03/15/55, (5-year CMT + 3.88%)(a)	470	482,895
Pinnacle West Capital Corp.
4.90%, 05/15/28	155	156,313
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
5.15%, 05/15/30	$55	$55,881
PPL Capital Funding, Inc., 4.13%, 04/15/30	115	112,984
PSEG Power LLC, 5.20%, 05/15/30(b)	265	269,036
Public Service Co. of Colorado
3.70%, 06/15/28	120	118,455
4.15%, 03/13/29	115	114,382
Series 35, 1.90%, 01/15/31	5	4,429
Public Service Co. of New Hampshire, 4.40%, 07/01/28	105	105,138
Public Service Electric and Gas Co.
2.45%, 01/15/30	10	9,323
3.00%, 05/15/27	45	44,502
3.20%, 05/15/29	100	96,941
3.70%, 05/01/28	110	108,891
Series R, 4.20%, 01/01/31	125	123,515
Public Service Enterprise Group, Inc.
1.60%, 08/15/30	200	176,315
4.90%, 03/15/30	185	186,816
5.20%, 04/01/29	275	279,870
5.85%, 11/15/27	295	301,210
5.88%, 10/15/28	275	283,404
Puget Energy, Inc.
2.38%, 06/15/28	160	152,889
4.10%, 06/15/30	155	150,400
ReNew Wind Energy AP2/ReNew Power Pvt Ltd. other 9 Subsidiaries, 4.50%, 07/14/28(c)	200	192,667
Rochester Gas and Electric Corp., 3.10%, 06/01/27(b)	230	227,144
San Diego Gas & Electric Co.
4.95%, 08/15/28	185	187,452
Series VVV, 1.70%, 10/01/30	290	257,198
San Miguel Global Power Holdings Corp.
8.13%, (5-year CMT + 6.40%)(a)(c)(i)	200	199,255
8.75%, (5-year CMT + 7.73%)(a)(c)(i)	200	202,569
8.95%, (5-year CMT + 7.45%)(a)(c)(i)	200	204,028
Saudi Electricity Global Sukuk Co. 4, 4.72%, 09/27/28(c)	400	400,585
Saudi Electricity Global Sukuk Co. 5, 2.41%, 09/17/30(c)	200	181,501
Saudi Electricity Sukuk Programme Co.
4.94%, 02/13/29(c)	200	200,854
5.23%, 02/18/30(c)	600	608,209
Sempra
3.25%, 06/15/27	80	78,916
3.40%, 02/01/28	313	307,090
3.70%, 04/01/29	190	185,667
6.38%, 04/01/56, (5-year CMT + 2.63%)(a)	250	252,303
6.63%, 04/01/55, (5-year CMT + 2.35%)(a)	145	145,719
6.88%, 10/01/54, (5-year CMT + 2.79%)(a)	270	274,392
Sierra Pacific Power Co., 6.20%, 12/15/55, (5-year CMT + 2.55%)(a)	102	100,128
Southern California Edison Co.
2.25%, 06/01/30	160	144,926
2.85%, 08/01/29	210	198,207
5.15%, 06/01/29	310	313,674
5.25%, 03/15/30	185	187,729
5.30%, 03/01/28	230	232,756
5.65%, 10/01/28	205	209,495
5.85%, 11/01/27	370	376,748
6.65%, 04/01/29	15	15,660
Series A, 4.20%, 03/01/29	230	226,597
Security	Par (000)	Value
Electric (continued)
Series B, 3.65%, 03/01/28	$115	$113,035
Series D, 4.70%, 06/01/27	190	190,555
Southern Co.(The)
4.85%, 06/15/28	310	312,606
5.11%, 08/01/27	220	221,772
5.50%, 03/15/29	300	308,477
Series 21-B, 1.75%, 03/15/28	95	90,582
Series A, 3.70%, 04/30/30	275	266,443
Southern Power Co., Series A, 4.25%, 10/01/30	150	148,224
Southwestern Electric Power Co., Series M, 4.10%, 09/15/28	275	272,584
SP Group Treasury Pte. Ltd., 3.38%, 02/27/29(b)	250	244,154
SP PowerAssets Ltd., 3.00%, 09/26/27(b)	200	196,683
State Grid Overseas Investment BVI Ltd.
1.63%, 08/05/30(c)	400	361,257
3.50%, 05/04/27(c)	400	397,521
4.25%, 05/02/28(c)	200	200,345
System Energy Resources, Inc., 6.00%, 04/15/28	308	316,111
Tampa Electric Co.
2.40%, 03/15/31	5	4,526
4.90%, 03/01/29	125	126,627
Three Gorges Finance I Cayman Islands Ltd., 3.60%, 10/28/28(c)	200	198,300
TNB Global Ventures Capital Bhd, 4.85%, 11/01/28(c)	200	201,808
Transelec SA, 3.88%, 01/12/29(b)	190	185,116
Union Electric Co.
2.95%, 06/15/27	80	78,951
2.95%, 03/15/30	245	231,692
3.50%, 03/15/29	225	220,054
Virginia Electric and Power Co.
Series A, 2.88%, 07/15/29	200	191,225
Series A, 3.80%, 04/01/28	210	208,101
Series B, 3.75%, 05/15/27	365	363,681
Vistra Operations Co. LLC
4.30%, 07/15/29(b)	160	156,925
4.38%, 05/01/29(b)	385	378,249
4.55%, 10/30/28(b)	225	224,619
4.60%, 10/15/30(b)	215	211,102
4.70%, 01/31/31(b)	300	295,125
5.00%, 07/31/27(b)	385	385,000
5.00%, 04/30/31(b)	275	274,258
VoltaGrid LLC, 7.38%, 11/01/30(b)	625	648,857
WEC Energy Group, Inc.
1.38%, 10/15/27	25	23,984
4.75%, 01/15/28	365	367,163
5.15%, 10/01/27	305	308,017
Wisconsin Electric Power Co.
1.70%, 06/15/28	35	33,227
3.95%, 03/01/29	30	29,730
4.15%, 10/15/30	135	133,155
5.00%, 05/15/29	140	142,473
Wisconsin Power and Light Co.
3.00%, 07/01/29	145	138,969
3.05%, 10/15/27	80	78,569
Wisconsin Public Service Corp.
4.25%, 01/15/31	160	158,382
4.55%, 12/01/29	95	95,378
Xcel Energy, Inc.
2.60%, 12/01/29	260	243,061
3.40%, 06/01/30	150	143,181

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
4.00%, 06/15/28	$110	$109,179
4.75%, 03/21/28	80	80,411
XPLR Infrastructure Operating Partners LP
4.50%, 09/15/27(b)	165	163,771
7.25%, 01/15/29(b)(g)	270	280,818
8.38%, 01/15/31(b)	250	266,984
Zorlu Enerji Elektrik Uretim A/S, 11.00%, 04/23/30(c)	400	354,896
		93,636,934
Electrical Components & Equipment — 0.0%
ABB Finance USA, Inc., 3.80%, 04/03/28	40	39,651
Emerson Electric Co.
1.80%, 10/15/27	20	19,371
2.00%, 12/21/28	300	283,932
Energizer Holdings, Inc.
4.38%, 03/31/29(b)	250	240,500
4.75%, 06/15/28(b)	200	197,320
EnerSys, 4.38%, 12/15/27(b)	85	84,081
Molex Electronic Technologies LLC, 4.75%, 04/30/28(b)	85	85,328
WESCO Distribution, Inc.
5.25%, 04/15/31(b)	180	180,041
6.38%, 03/15/29(b)	285	290,979
7.25%, 06/15/28(b)	400	401,240
		1,822,443
Electronics — 0.2%
Allegion PLC, 3.50%, 10/01/29	125	120,422
Allegion U.S. Holding Co., Inc., 3.55%, 10/01/27	150	148,042
Amphenol Corp.
2.80%, 02/15/30	315	296,930
3.80%, 11/15/27	285	283,277
3.90%, 11/15/28	120	118,952
4.13%, 11/15/30	240	236,401
4.35%, 06/01/29	175	175,546
4.38%, 06/12/28	105	105,205
5.05%, 04/05/29	215	219,449
Arrow Electronics, Inc.
3.88%, 01/12/28	220	217,293
5.15%, 08/21/29	175	176,713
Avnet, Inc., 6.25%, 03/15/28	222	227,921
Coherent Corp., 5.00%, 12/15/29(b)	295	291,932
Competition Team Technologies Ltd., 4.25%, 03/12/29(c)	200	198,445
Flex Ltd.
4.88%, 06/15/29	170	170,634
4.88%, 05/12/30	205	205,020
6.00%, 01/15/28	180	183,871
Honeywell International, Inc.
1.95%, 06/01/30	345	312,939
2.70%, 08/15/29	240	228,080
Hubbell, Inc.
3.15%, 08/15/27	195	191,957
3.50%, 02/15/28	105	103,400
Ingram Micro, Inc., 4.75%, 05/15/29(b)	600	589,386
Jabil, Inc.
3.00%, 01/15/31	190	175,312
3.60%, 01/15/30	165	158,226
3.95%, 01/12/28	130	128,796
4.20%, 02/01/29	120	118,572
4.25%, 05/15/27	207	206,843
5.45%, 02/01/29	140	142,528
Security	Par (000)	Value
Electronics (continued)
Keysight Technologies, Inc.
3.00%, 10/30/29	$160	$152,330
5.35%, 07/30/30	220	225,724
Sensata Technologies BV, 5.88%, 09/01/30(b)	145	145,981
Sensata Technologies, Inc.
3.75%, 02/15/31(b)	230	213,952
4.38%, 02/15/30(b)	130	126,217
TD SYNNEX Corp.
2.38%, 08/09/28	120	114,109
4.30%, 01/17/29	125	123,600
Trimble, Inc., 4.90%, 06/15/28	170	170,420
TTM Technologies, Inc., 4.00%, 03/01/29(b)	160	155,056
Tyco Electronics Group SA
3.13%, 08/15/27	235	231,561
4.50%, 02/09/31	55	54,778
4.63%, 02/01/30	115	116,087
Vontier Corp., 2.40%, 04/01/28	195	186,938
		7,748,845
Energy - Alternate Sources — 0.0%
Abu Dhabi Future Energy Co. Pjsc Masdar
4.88%, 07/25/29(c)	200	200,803
4.88%, 05/21/30(c)	200	199,936
Greenko Power II Ltd., 4.30%, 12/13/28(c)	152	145,282
Greenko Wind Projects Mauritius Ltd., 7.25%, 09/27/28(c)	394	397,144
Hanwha Energy USA Holdings Corp., 4.38%, 07/02/28(c)	200	199,875
Hanwha Q Cells Americas Holdings Corp., 5.00%, 07/27/28(c)	200	202,336
SK Battery America, Inc., 4.25%, 01/22/29(c)	400	398,512
TerraForm Power Operating LLC
4.75%, 01/15/30(b)	225	217,856
5.00%, 01/31/28(b)	210	207,922
		2,169,666
Engineering & Construction — 0.2%
Arcosa, Inc., 4.38%, 04/15/29(b)	125	121,778
Artera Services LLC, 8.50%, 02/15/31(b)	180	155,028
ASG Finance DAC, 9.75%, 05/15/29(b)	200	155,352
ATP Tower Holdings/Andean Telecom Partners Chile SpA/Andean Tower Partners C, 7.88%, 02/03/30(c)	200	204,578
Brand Industrial Services, Inc., 10.38%, 08/01/30(b)(g)	425	392,100
China Railway Xunjie Co. Ltd., 4.00%, 07/06/27(c)	200	198,940
Chouzhou International Investment Ltd., 4.80%, 01/15/28(c)	200	201,246
Delhi International Airport Ltd., 6.45%, 06/04/29(c)	200	206,680
Dianjian Haiyu Ltd., 4.30%, 09/10/27(c)	200	199,679
Dycom Industries, Inc., 4.50%, 04/15/29(b)	167	163,110
Fluor Corp., 4.25%, 09/15/28	190	188,171
Global Infrastructure Solutions, Inc., 5.63%, 06/01/29(b)	130	129,816
Hongkong International Qingdao Co. Ltd., 5.75%, 09/12/27(c)	800	811,098
HTA Group Ltd./Mauritius, 7.50%, 06/04/29(c)	400	411,805
Hubei United Development Investment Group Co. Ltd., 5.10%, 02/19/28(c)	200	201,554
IHS Holding Ltd., 6.25%, 11/29/28(c)	200	199,367
Jacobs Engineering Group, Inc., 6.35%, 08/18/28	235	243,261
Jacobs Solutions, Inc., 4.75%, 03/03/31	160	158,356
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Engineering & Construction (continued)
Jinan Urban Construction International Investment Co. Ltd., 5.00%, 11/06/27(c)	$200	$201,043
MasTec, Inc.
4.50%, 08/15/28(b)	185	183,942
5.90%, 06/15/29	240	247,300
Railworks Holdings LP/Railworks Rally, Inc., 8.25%, 11/15/28(b)	100	100,058
Sepco Virgin Ltd., 4.65%, (5-year CMT + 3.00%)(a)(c)(i)	200	201,226
Ste Transcore Holdings, Inc., 3.38%, 05/05/27(b)	200	198,318
Taizhou Urban Construction and Investment Development Group Co. Ltd., 5.45%, 07/11/27(c)	200	201,678
TopBuild Corp., 3.63%, 03/15/29(b)	125	124,202
Tutor Perini Corp., 11.88%, 04/30/29(b)	95	103,581
Vinci SA, 3.75%, 04/10/29(b)	340	333,662
Weekley Homes LLC/Weekley Finance Corp., 4.88%, 09/15/28(b)	145	141,789
Wuhan Metro Group Co. Ltd., 4.45%, 10/22/27(c)	200	199,998
YI Bright International Ltd., 6.68%, 06/20/27(c)	200	204,040
Yongda Investment Ltd., 4.60%, 06/03/28(c)	200	200,424
Zhuji Development Ltd., 5.55%, 08/20/27(c)	200	201,518
		7,184,698
Entertainment — 0.2%
Affinity Interactive, 6.88%, 12/15/27(b)	179	111,073
Allwyn Entertainment Financing U.K. PLC, 7.88%, 04/30/29(c)	200	205,921
AMC Entertainment Holdings, Inc., 7.50%, 02/15/29(b)(g)	170	142,916
Banijay Entertainment SASU, 8.13%, 05/01/29(b)	135	139,363
Boyne USA, Inc., 4.75%, 05/15/29(b)	200	195,584
Brightstar Lottery PLC, 5.25%, 01/15/29(b)	200	199,097
Caesars Entertainment, Inc.
4.63%, 10/15/29(b)	365	352,245
7.00%, 02/15/30(b)	640	649,539
Churchill Downs, Inc.
4.75%, 01/15/28(b)	250	247,892
5.50%, 04/01/27(b)	180	179,822
5.75%, 04/01/30(b)	370	369,224
Cinemark USA, Inc., 5.25%, 07/15/28(b)	275	274,014
Discovery Global Holdings, Inc., 4.05%, 03/15/29	410	399,176
Flutter Treasury DAC, 6.38%, 04/29/29(b)	250	253,780
Genm Capital Labuan Ltd., 3.88%, 04/19/31(c)	400	363,660
Great Canadian Gaming Corp./Raptor LLC, 8.75%, 11/15/29(b)	185	180,351
Jacobs Entertainment, Inc., 6.75%, 02/15/29(b)	155	151,733
Light & Wonder International, Inc., 7.25%, 11/15/29(b)	150	153,320
Live Nation Entertainment, Inc.
3.75%, 01/15/28(b)	150	147,312
4.75%, 10/15/27(b)	345	343,858
6.50%, 05/15/27(b)	390	390,320
Merlin Entertainments Group U.S. Holdings, Inc., 7.38%, 02/15/31(b)	155	128,022
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.88%, 05/01/29(b)	230	224,900
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC
8.25%, 04/15/30(b)	230	239,731
11.88%, 04/15/31(b)	100	107,338
Motion Bondco DAC, 6.63%, 11/15/27(b)	145	139,269
Security	Par (000)	Value
Entertainment (continued)
Ontario Gaming GTA LP/OTG Co-Issuer, Inc., 8.00%, 08/01/30(b)	$120	$118,533
Penn Entertainment, Inc.
4.13%, 07/01/29(b)(g)	120	114,065
6.75%, 04/01/31(b)	100	99,076
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp., 5.63%, 09/01/29(b)	220	144,419
Resorts World Las Vegas LLC/RWLV Capital, Inc.
4.63%, 04/16/29(c)	400	357,764
8.45%, 07/27/30(b)	150	148,461
Rivers Enterprise Borrower LLC, 6.25%, 10/15/30(b)	175	178,030
Scientific Games Holdings LP/Scientific Games U.S. FinCo, Inc., 6.63%, 03/01/30(b)	235	197,974
SeaWorld Parks & Entertainment, Inc., 5.25%, 08/15/29(b)	230	222,424
Six Flags Entertainment Corp./Canada's Wonderland Co./Magnum Management Corp.
5.25%, 07/15/29	135	129,911
6.50%, 10/01/28	50	50,114
Speedway Motorsports LLC/Speedway Funding II, Inc., 4.88%, 11/01/27(b)	139	138,408
Vail Resorts, Inc., 5.63%, 07/15/30(b)	150	149,821
WMG Acquisition Corp.
3.75%, 12/01/29(b)	250	237,663
3.88%, 07/15/30(b)	235	221,672
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
5.13%, 10/01/29(b)	215	213,590
7.13%, 02/15/31(b)	310	328,435
		9,339,820
Environmental Control — 0.1%
Clean Harbors, Inc., 5.13%, 07/15/29(b)	5	4,969
Enviri Corp., 5.75%, 07/31/27(b)	165	164,756
GFL Environmental, Inc.
3.50%, 09/01/28(b)	255	248,907
4.00%, 08/01/28(b)	250	244,115
4.38%, 08/15/29(b)	150	146,485
4.75%, 06/15/29(b)	230	227,302
6.75%, 01/15/31(b)	315	326,534
Madison IAQ LLC
4.13%, 06/30/28(b)	230	226,722
5.88%, 06/30/29(b)	315	314,287
Republic Services, Inc.
1.45%, 02/15/31	200	173,625
2.30%, 03/01/30	175	161,623
3.38%, 11/15/27	135	133,479
3.95%, 05/15/28	335	333,179
4.75%, 07/15/30	150	151,653
4.88%, 04/01/29	215	218,160
5.00%, 11/15/29	157	160,172
Reworld Holding Corp., 4.88%, 12/01/29(b)	235	224,784
Veralto Corp., 5.35%, 09/18/28	265	269,950
Waste Connections, Inc.
2.60%, 02/01/30	195	183,513
3.50%, 05/01/29	160	156,932
4.25%, 12/01/28	145	144,943
Waste Management, Inc.
1.15%, 03/15/28	145	137,170
1.50%, 03/15/31	205	178,305
2.00%, 06/01/29	145	135,320
3.15%, 11/15/27	375	369,593

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Environmental Control (continued)
3.88%, 01/15/29	$145	$143,484
4.50%, 03/15/28	310	312,086
4.63%, 02/15/30	225	226,852
4.65%, 03/15/30	205	206,676
4.88%, 02/15/29	290	294,459
4.95%, 07/03/27	160	161,456
		6,381,491
Food — 0.5%
Ahold Finance USA LLC, 6.88%, 05/01/29	115	122,413
Albertsons Companies, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
3.50%, 03/15/29(b)	375	357,867
4.88%, 02/15/30(b)	310	303,434
5.50%, 03/31/31(b)	225	223,877
6.50%, 02/15/28(b)	255	258,016
Almarai Sukuk Ltd., 4.45%, 09/24/30(c)	200	196,252
Aragvi Finance International DAC, 11.13%, 11/20/29(c)	200	191,539
B&G Foods, Inc.
5.25%, 09/15/27(g)	185	178,556
8.00%, 09/15/28(b)	215	213,251
Bimbo Bakeries USA, Inc., 6.05%, 01/15/29(c)	200	206,375
BRF SA, 4.88%, 01/24/30(c)	200	191,101
C&S Group Enterprises LLC, 5.00%, 12/15/28(b)	160	148,172
Campbell's Co. (The), 4.55%, 03/21/31	150	145,527
Campbell's Company/The
2.38%, 04/24/30	165	148,575
4.15%, 03/15/28	415	410,687
5.20%, 03/21/29(g)	185	186,930
China Modern Dairy Holdings Ltd., 4.88%, 07/10/30(c)	200	197,705
Chobani LLC/Chobani Finance Corp., Inc.
4.63%, 11/15/28(b)	125	123,671
7.63%, 07/01/29(b)	150	155,009
CK Hutchison International 20 Ltd., 2.50%, 05/08/30(b)	200	185,653
CK Hutchison International 21 Ltd., 2.50%, 04/15/31(b)	200	181,858
Conagra Brands, Inc.
1.38%, 11/01/27	400	381,147
4.85%, 11/01/28	355	355,610
5.00%, 08/01/30	190	190,215
7.00%, 10/01/28	173	181,438
Fiesta Purchaser, Inc., 7.88%, 03/01/31(b)	150	154,818
Flowers Foods, Inc., 2.40%, 03/15/31	150	128,646
General Mills, Inc.
2.88%, 04/15/30	200	186,907
4.20%, 04/17/28	385	382,979
4.88%, 01/30/30	230	231,710
5.50%, 10/17/28	225	230,214
Grupo Nutresa SA, 8.00%, 05/12/30(c)	600	634,703
Hershey Co.(The)
1.70%, 06/01/30	60	53,939
2.45%, 11/15/29	105	98,754
4.25%, 05/04/28	135	135,270
4.55%, 02/24/28	140	141,082
4.75%, 02/24/30(g)	170	172,395
Hormel Foods Corp.
1.70%, 06/03/28	70	66,447
1.80%, 06/11/30	265	238,625
Ingredion, Inc., 2.90%, 06/01/30	155	145,230
Security	Par (000)	Value
Food (continued)
J M Smucker Co.(The)
2.38%, 03/15/30	$120	$110,749
3.38%, 12/15/27	15	14,774
5.90%, 11/15/28	295	305,233
JBS USA Holding Lux SARL/JBS USA Foods Group Holdings, Inc./JBS USA Food Co., 3.00%, 02/02/29	105	100,852
JGSH Philippines Ltd., 4.13%, 07/09/30(c)	200	196,822
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc., 9.00%, 02/15/29(b)	310	324,416
Kellanova
2.10%, 06/01/30	150	136,652
3.40%, 11/15/27	125	123,500
4.30%, 05/15/28	285	285,201
Series B, 7.45%, 04/01/31	150	168,732
Kraft Heinz Foods Co.
3.75%, 04/01/30	200	193,594
3.88%, 05/15/27	487	484,712
4.63%, 01/30/29	100	100,327
Kroger Co.(The)
1.70%, 01/15/31	200	175,426
2.20%, 05/01/30	340	310,973
3.70%, 08/01/27	25	24,809
4.50%, 01/15/29	260	260,540
Lamb Weston Holdings, Inc.
4.13%, 01/31/30(b)	290	277,865
4.88%, 05/15/28(b)	150	149,199
Land O'Lakes Capital Trust I, 7.45%, 03/15/28(b)	80	81,904
MARB BondCo PLC, 3.95%, 01/29/31(c)	400	358,138
Mars, Inc.
3.20%, 04/01/30(b)	215	205,331
4.55%, 04/20/28(b)	385	387,474
4.60%, 03/01/28(b)	990	995,990
4.80%, 03/01/30(b)	1,460	1,474,688
McCormick & Co., Inc./MD
1.85%, 02/15/31	5	4,383
2.50%, 04/15/30	340	313,825
3.40%, 08/15/27	229	226,135
4.15%, 02/15/29	100	99,108
Minerva Luxembourg SA, 4.38%, 03/18/31	200	179,519
Mondelez International, Inc.
1.50%, 02/04/31	5	4,356
2.75%, 04/13/30	400	373,758
4.13%, 05/07/28	140	139,252
4.25%, 05/06/28	105	104,897
4.50%, 05/06/30	175	174,494
4.75%, 02/20/29	160	161,730
Nestle Capital Corp.
4.20%, 03/18/31(b)	150	148,614
4.65%, 03/12/29(b)	180	181,878
Nestle Holdings, Inc.
1.00%, 09/15/27(b)	420	402,915
1.25%, 09/15/30(b)	450	395,959
1.50%, 09/14/28(b)	315	296,876
3.63%, 09/24/28(b)	350	346,188
4.13%, 10/01/27(b)	295	295,041
4.25%, 10/01/29(b)	190	190,018
4.95%, 03/14/30(b)	185	188,761
5.00%, 03/14/28(b)	255	258,854
5.00%, 09/12/28(b)	180	183,220
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Food (continued)
5.00%, 09/12/30(b)	$200	$206,416
Performance Food Group, Inc., 4.25%, 08/01/29(b)	305	295,606
Post Holdings, Inc., 4.63%, 04/15/30(b)	435	421,255
Sigma Finance Netherlands BV, 4.88%, 03/27/28(c)	200	201,118
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed, 4.63%, 03/01/29(b)	265	255,846
Smithfield Foods, Inc.
3.00%, 10/15/30(b)	20	18,316
5.20%, 04/01/29(b)	160	161,476
Sysco Corp.
2.40%, 02/15/30	185	170,338
3.25%, 07/15/27	142	139,963
5.10%, 09/23/30	230	232,721
5.75%, 01/17/29	205	210,887
5.95%, 04/01/30	305	317,266
Tyson Foods, Inc.
3.55%, 06/02/27	416	412,434
4.35%, 03/01/29	330	328,934
5.40%, 03/15/29	185	189,329
U.S. Foods, Inc.
4.63%, 06/01/30(b)	155	151,645
4.75%, 02/15/29(b)	305	301,278
6.88%, 09/15/28(b)	150	153,510
United Natural Foods, Inc., 6.75%, 10/15/28(b)	123	122,995
		24,645,612
Food Service — 0.0%
Aramark Services, Inc., 5.00%, 02/01/28(b)	390	388,987
Sodexo, Inc., 5.15%, 08/15/30(b)	215	217,316
TKC Holdings, Inc.
8.50%, 08/15/30(b)	335	342,623
12.00%, 02/15/31(b)	200	208,319
		1,157,245
Forest Products & Paper — 0.1%
Ahlstrom Holding 3 OY, 4.88%, 02/04/28(b)	100	98,079
Celulosa Arauco y Constitucion SA
3.88%, 11/02/27	210	207,162
4.25%, 04/30/29(c)	200	192,408
Domtar Corp., 6.75%, 10/01/28(b)	210	166,352
Georgia-Pacific LLC
2.30%, 04/30/30(b)	300	275,952
4.40%, 06/30/28(b)	130	130,082
4.40%, 05/15/29	100	99,863
4.60%, 05/15/31(b)	100	99,868
7.75%, 11/15/29	122	135,437
Inversiones CMPC SA, 3.00%, 04/06/31(c)	200	176,550
Magnera Corp., 4.75%, 11/15/29(b)(g)	150	137,275
Mercer International, Inc.
5.13%, 02/01/29(g)	274	110,914
12.88%, 10/01/28(b)	98	49,233
Suzano Austria GmbH
2.50%, 09/15/28	165	157,146
3.75%, 01/15/31	400	376,380
5.00%, 01/15/30	300	298,270
6.00%, 01/15/29	525	537,554
UPM-Kymmene OYJ, 7.45%, 11/26/27(b)	105	109,217
		3,357,742
Gas — 0.1%
AmeriGas Partners LP/AmeriGas Finance Corp.
5.75%, 05/20/27	175	175,709
Security	Par (000)	Value
Gas (continued)
9.38%, 06/01/28(b)	$180	$184,432
9.50%, 06/01/30(b)	150	159,886
Atmos Energy Corp.
2.63%, 09/15/29	330	312,402
3.00%, 06/15/27	200	197,442
Boston Gas Co.
3.00%, 08/01/29(b)	185	175,535
3.15%, 08/01/27(b)	115	113,320
Brooklyn Union Gas Co.(The)
3.87%, 03/04/29(b)	140	137,311
4.63%, 08/05/27(b)	198	197,953
CenterPoint Energy Resources Corp.
1.75%, 10/01/30	220	195,407
4.00%, 04/01/28	90	89,326
5.25%, 03/01/28	405	411,563
East Ohio Gas Co. (The), 2.00%, 06/15/30(b)	125	112,468
ENN Energy Holdings Ltd., 4.63%, 05/17/27(c)	400	399,567
Korea Gas Corp., 2.88%, 07/16/29(c)	200	191,789
National Fuel Gas Co.
4.75%, 09/01/28	45	44,898
5.50%, 03/15/30	185	188,839
NiSource, Inc.
1.70%, 02/15/31	10	8,713
2.95%, 09/01/29	220	209,261
3.49%, 05/15/27	330	327,319
3.60%, 05/01/30	375	361,828
5.20%, 07/01/29	201	204,947
5.25%, 03/30/28	435	441,479
6.95%, 11/30/54, (5-year CMT + 2.45%)(a)	155	160,155
ONE Gas, Inc.
2.00%, 05/15/30	100	90,797
5.10%, 04/01/29	180	183,507
Piedmont Natural Gas Co., Inc., 3.50%, 06/01/29	185	179,500
Promigas SA ESP/Gases del Pacifico SAC, 3.75%, 10/16/29(c)	200	186,713
Snam SpA, 5.00%, 05/28/30(b)	220	221,722
Southern California Gas Co., Series XX, 2.55%, 02/01/30	200	187,441
Southern Co. Gas Capital Corp.
Series 2020-A, 1.75%, 01/15/31	215	189,071
Series A, 4.05%, 09/15/28	90	89,214
Southwest Gas Corp.
2.20%, 06/15/30	115	104,522
3.70%, 04/01/28	50	49,268
5.45%, 03/23/28	95	96,788
5.80%, 12/01/27	65	66,260
		6,646,352
Hand & Machine Tools — 0.0%
Kennametal, Inc., 4.63%, 06/15/28	70	70,047
Stanley Black & Decker, Inc.
2.30%, 03/15/30	280	256,508
4.25%, 11/15/28	150	149,623
6.00%, 03/06/28	195	200,735
		676,913
Health Care - Products — 0.4%
180 Medical, Inc., 3.88%, 10/15/29(b)	140	135,126
Abbott Laboratories
1.15%, 01/30/28	200	190,102
3.70%, 03/09/29	770	759,567
4.00%, 03/15/31	880	863,701

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Products (continued)
Agilent Technologies, Inc.
2.10%, 06/04/30	$115	$104,266
2.30%, 03/12/31	200	179,516
2.75%, 09/15/29	180	170,578
4.20%, 09/09/27	185	184,603
Alcon Finance Corp.
2.60%, 05/27/30(b)	210	194,296
3.00%, 09/23/29(b)	260	247,365
Augusta SpinCo Corp.
4.32%, 09/23/27	150	149,795
4.40%, 03/23/29	150	149,461
4.66%, 03/23/31	150	149,575
Avantor Funding, Inc.
3.88%, 11/01/29(b)	235	223,300
4.63%, 07/15/28(b)	480	473,064
Bausch & Lomb Corp., 8.38%, 10/01/28(b)	420	434,274
Baxter International, Inc.
1.73%, 04/01/31	200	168,534
2.27%, 12/01/28	475	444,398
3.95%, 04/01/30	150	144,115
4.45%, 02/15/29	40	39,572
4.90%, 12/15/30	190	188,096
Boston Scientific Corp.
2.65%, 06/01/30	350	325,967
4.00%, 03/01/28	20	19,940
Dentsply Sirona, Inc., 3.25%, 06/01/30	215	198,978
DENTSPLY SIRONA, Inc., 8.38%, 09/12/55, (5-year CMT + 4.38%)(a)	100	100,484
DH Europe Finance II SARL, 2.60%, 11/15/29	215	202,278
Edwards Lifesciences Corp., 4.30%, 06/15/28	290	289,293
Embecta Corp.
5.00%, 02/15/30(b)(g)	150	140,998
6.75%, 02/15/30(b)	65	61,435
GE HealthCare Technologies, Inc.
4.15%, 12/15/28	130	129,077
4.80%, 08/14/29	300	302,421
4.80%, 01/15/31	200	200,513
5.65%, 11/15/27	605	615,899
5.86%, 03/15/30	445	463,495
Medline Borrower LP
3.88%, 04/01/29(b)	1,380	1,341,367
5.25%, 10/01/29(b)	730	726,569
Medline Borrower LP/Medline Co-Issuer, Inc., 6.25%, 04/01/29(b)	470	480,548
Medtronic Global Holdings SCA, 4.25%, 03/30/28	300	300,025
Neogen Food Safety Corp., 8.63%, 07/20/30(b)	105	110,482
Revvity, Inc.
1.90%, 09/15/28	175	164,547
3.30%, 09/15/29	240	230,081
Smith & Nephew PLC, 2.03%, 10/14/30	345	308,007
Solventum Corp.
5.40%, 03/01/29	290	296,502
5.45%, 03/13/31	200	205,628
STERIS Irish FinCo UnLtd Co., 2.70%, 03/15/31	200	182,099
Stryker Corp.
1.95%, 06/15/30	250	226,160
3.65%, 03/07/28	290	286,478
4.25%, 09/11/29	245	243,888
4.70%, 02/10/28	210	211,286
4.85%, 12/08/28	175	177,299
4.85%, 02/10/30	305	308,867
Security	Par (000)	Value
Health Care - Products (continued)
Teleflex, Inc.
4.25%, 06/01/28(b)	$165	$162,574
4.63%, 11/15/27	155	154,278
Thermo Fisher Scientific, Inc.
1.75%, 10/15/28	230	216,771
2.60%, 10/01/29	320	302,474
4.22%, 02/12/31	305	301,525
4.80%, 11/21/27	229	231,196
4.98%, 08/10/30	250	255,022
5.00%, 01/31/29	365	371,773
Zimmer Biomet Holdings, Inc.
5.05%, 02/19/30	185	187,638
5.35%, 12/01/28	165	168,483
		16,795,649
Health Care - Services — 0.8%
Acadia Healthcare Co., Inc.
5.00%, 04/15/29(b)	145	142,121
5.50%, 07/01/28(b)	165	163,760
Advocate Health & Hospitals Corp.
3.83%, 08/15/28	10	9,917
Series 2020, 2.21%, 06/15/30	80	73,243
AHP Health Partners, Inc., 5.75%, 07/15/29(b)	105	104,187
Ascension Health
Series 2025, 4.08%, 11/15/28	50	49,819
Series 2025, 4.29%, 11/15/30	160	158,242
Series B, 2.53%, 11/15/29	370	347,882
Bon Secours Mercy Health, Inc.
3.46%, 06/01/30	10	9,694
Series 2018, 4.30%, 07/01/28	65	64,805
Centene Corp.
2.45%, 07/15/28	780	736,075
2.50%, 03/01/31	500	434,653
3.00%, 10/15/30	725	651,797
3.38%, 02/15/30	665	617,926
4.25%, 12/15/27	394	391,592
4.63%, 12/15/29	1,135	1,106,396
Charles River Laboratories International, Inc.
3.75%, 03/15/29(b)	175	167,372
4.00%, 03/15/31(b)	150	140,229
4.25%, 05/01/28(b)	155	152,209
CHRISTUS Health, Series C, 4.34%, 07/01/28	100	99,362
CHS/Community Health Systems, Inc.
4.75%, 02/15/31(b)	325	303,930
5.25%, 05/15/30(b)	450	424,927
6.00%, 01/15/29(b)	195	193,768
6.13%, 04/01/30(b)	380	336,949
6.88%, 04/15/29(b)(g)	380	373,577
Cigna Group(The)
2.38%, 03/15/31	400	360,848
2.40%, 03/15/30	525	485,953
3.05%, 10/15/27	150	147,299
4.38%, 10/15/28	1,100	1,099,619
4.50%, 09/15/30	225	224,754
5.00%, 05/15/29	310	315,125
CommonSpirit Health
3.35%, 10/01/29	325	311,161
4.35%, 09/01/30	85	83,664
6.07%, 11/01/27	245	250,369
DaVita, Inc.
3.75%, 02/15/31(b)	450	417,522
4.63%, 06/01/30(b)	825	798,684
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
Elevance Health, Inc.
2.25%, 05/15/30	$515	$470,421
2.88%, 09/15/29	260	246,743
3.65%, 12/01/27	480	474,867
4.00%, 09/15/28	370	366,856
4.10%, 03/01/28	505	502,302
4.75%, 02/15/30	280	281,824
5.15%, 06/15/29	195	198,484
Encompass Health Corp.
4.50%, 02/01/28	265	263,054
4.63%, 04/01/31	120	116,861
4.75%, 02/01/30	255	250,980
Fortrea Holdings, Inc., 7.50%, 07/01/30(b)	150	145,987
Fresenius Medical Care U.S. Finance III, Inc.
2.38%, 02/16/31(b)	300	266,754
3.75%, 06/15/29(b)	155	149,962
HCA, Inc.
3.38%, 03/15/29	275	266,427
3.50%, 09/01/30	825	784,555
4.13%, 06/15/29	700	690,276
4.30%, 11/15/30	160	157,152
4.70%, 05/15/31	300	298,556
5.00%, 03/01/28	250	252,136
5.20%, 06/01/28	345	349,705
5.25%, 03/01/30	270	275,089
5.45%, 04/01/31	400	410,608
5.63%, 09/01/28	410	417,998
5.88%, 02/01/29	380	390,494
Health Care Service Corp. A Mutual Legal Reserve Co.
2.20%, 06/01/30(b)	220	199,582
5.20%, 06/15/29(b)	80	81,045
HealthEquity, Inc., 4.50%, 10/01/29(b)	180	174,865
Heartland Dental LLC/Heartland Dental Finance Corp., 10.50%, 04/30/28(b)	67	68,884
Humana, Inc.
3.13%, 08/15/29	140	133,782
3.70%, 03/23/29	260	253,331
4.88%, 04/01/30	160	160,030
5.38%, 04/15/31	400	405,490
5.75%, 03/01/28	330	336,282
5.75%, 12/01/28	135	138,253
ICON Investments Six DAC
5.81%, 05/08/27	210	211,678
5.85%, 05/08/29	230	234,349
IQVIA, Inc.
5.00%, 05/15/27(b)	365	364,533
5.70%, 05/15/28	225	229,168
6.25%, 02/01/29	400	415,141
6.50%, 05/15/30(b)	150	153,430
Kedrion SpA, 6.50%, 09/01/29(b)	250	244,807
Laboratory Corp. of America Holdings
2.95%, 12/01/29	205	194,671
3.60%, 09/01/27	50	49,523
4.35%, 04/01/30	200	198,244
LifePoint Health, Inc.
5.38%, 01/15/29(b)(g)	175	168,855
9.88%, 08/15/30(b)	255	270,491
Molina Healthcare, Inc.
3.88%, 11/15/30(b)	170	157,739
4.38%, 06/15/28(b)	310	305,584
Security	Par (000)	Value
Health Care - Services (continued)
6.50%, 02/15/31(b)	$250	$254,342
MPH Acquisition Holdings LLC, 5.75%, 12/31/30(b)(g)	235	194,988
National Mentor Holdings, Inc., 10.50%, 12/15/30(b)	385	402,805
Option Care Health, Inc., 4.38%, 10/31/29(b)	150	145,449
PeaceHealth Obligated Group, 4.34%, 11/15/28	30	29,856
Pediatrix Medical Group, Inc., 5.38%, 02/15/30(b)	135	133,865
Prime Healthcare Services, Inc., 9.38%, 09/01/29(b)	465	482,074
Providence St. Joseph Health Obligated Group, Series 19A, 2.53%, 10/01/29	215	200,723
Quest Diagnostics, Inc.
2.95%, 06/30/30	220	206,592
4.20%, 06/30/29	170	168,737
4.60%, 12/15/27	165	165,539
4.63%, 12/15/29	190	191,166
Quorum Health Corp., 11.63%, 04/15/23(e)	100	—
Radiology Partners, Inc., 9.78%, 02/15/30, (9.78% PIK)(b)(h)	253	230,331
Rede D'or Finance SARL
4.50%, 01/22/30(c)	200	189,625
4.95%, 01/17/28(c)	200	197,871
Roche Holdings, Inc.
1.93%, 12/13/28(b)	625	590,868
3.63%, 09/17/28(b)	235	232,288
4.08%, 12/02/30(b)	185	182,541
4.20%, 09/09/29(b)	215	214,336
4.79%, 03/08/29(b)	315	319,873
5.34%, 11/13/28(b)	380	390,266
5.49%, 11/13/30(b)	400	417,665
Rush System for Health Obligated Group, Series 2020, 3.92%, 11/15/29	10	9,805
SSM Health Care Corp.
4.89%, 06/01/28	157	158,222
Series A, 3.82%, 06/01/27	170	169,054
Star Parent, Inc., 9.00%, 10/01/30(b)	300	314,156
Sutter Health
Series 2018, 3.70%, 08/15/28	183	180,447
Series 20A, 2.29%, 08/15/30	10	9,128
Team Health Holdings, Inc., 8.38%, 06/30/28(b)	125	125,317
Tenet Healthcare Corp.
4.25%, 06/01/29	425	413,792
4.38%, 01/15/30	440	426,267
4.63%, 06/15/28	200	198,501
5.13%, 11/01/27	450	449,857
6.13%, 10/01/28	490	490,439
6.13%, 06/15/30	575	578,224
Toledo Hospital (The), Series B, 5.33%, 11/15/28	130	130,707
U.S. Acute Care Solutions LLC, 9.75%, 05/15/29(b)	315	297,668
UnitedHealth Group, Inc.
3.70%, 05/15/27	340	338,798
2.00%, 05/15/30	460	418,213
2.88%, 08/15/29	325	311,039
2.95%, 10/15/27	380	373,600
3.85%, 06/15/28	455	451,712
3.88%, 12/15/28	180	178,203
4.00%, 05/15/29	305	301,985
4.25%, 01/15/29	405	404,412
4.40%, 06/15/28	120	120,335
4.65%, 01/15/31	280	281,734
4.70%, 04/15/29	145	146,582
4.80%, 01/15/30	410	415,066

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
5.25%, 02/15/28	$420	$427,157
5.30%, 02/15/30	410	421,240
Universal Health Services, Inc.
2.65%, 10/15/30	255	230,368
4.63%, 10/15/29	165	163,873
		39,404,979
Holding Companies - Diversified — 0.6%
Abu Dhabi Developmental Holding Co. PJSC
4.50%, 05/06/30(c)	200	198,081
5.38%, 05/08/29(c)	400	408,016
Aercap Sukuk Ltd./Cayman Islands, 4.50%, 10/03/29(b)	265	262,299
Antares Holdings LP
6.50%, 02/08/29(b)	235	235,369
7.95%, 08/11/28(b)	250	259,736
Apollo Debt Solutions BDC
5.70%, 01/23/31(b)	250	245,813
5.88%, 08/30/30	175	173,802
6.90%, 04/13/29	280	288,743
Ares Capital Corp.
2.88%, 06/15/27	130	126,871
2.88%, 06/15/28	440	419,753
5.10%, 01/15/31	200	194,013
5.50%, 09/01/30	255	251,584
5.88%, 03/01/29	305	307,848
5.95%, 07/15/29	285	287,566
Ares Strategic Income Fund
4.85%, 01/15/29(b)	85	82,668
5.15%, 01/15/31(b)	150	143,175
5.45%, 09/09/28(b)	100	99,293
5.55%, 04/15/31(b)	225	218,246
5.60%, 02/15/30	245	240,590
5.70%, 03/15/28	300	300,146
5.80%, 09/09/30(b)	190	186,729
6.35%, 08/15/29	205	207,523
Bain Capital Specialty Finance, Inc.
5.95%, 03/15/30(g)	170	166,627
5.95%, 03/01/31(g)	50	48,452
Barings BDC, Inc.
5.20%, 09/15/28	5	4,902
7.00%, 02/15/29	50	50,813
Barings Private Credit Corp., 6.15%, 06/11/30(b)	125	122,041
Blackstone Private Credit Fund
4.00%, 01/15/29	275	261,749
4.95%, 09/26/27	75	74,451
5.05%, 09/10/30	250	239,478
5.25%, 04/01/30	105	101,706
5.35%, 03/12/31	75	72,195
5.60%, 11/22/29	165	162,767
5.95%, 07/16/29	235	235,039
5.95%, 05/15/31	75	73,772
7.30%, 11/27/28	155	160,466
Blackstone Secured Lending Fund
2.85%, 09/30/28	190	178,182
5.13%, 01/31/31	150	144,552
5.25%, 09/04/29	100	98,575
5.30%, 06/30/30	155	150,944
5.35%, 04/13/28	265	264,331
5.88%, 11/15/27	120	120,819
Blue Owl Capital Corp.
2.88%, 06/11/28	290	271,899
Security	Par (000)	Value
Holding Companies - Diversified (continued)
5.95%, 03/15/29	$330	$327,901
6.20%, 07/15/30(g)	85	84,484
Blue Owl Credit Income Corp.
5.80%, 03/15/30	320	311,288
6.60%, 09/15/29	250	250,838
6.65%, 03/15/31	225	224,284
7.75%, 09/16/27	210	213,988
7.75%, 01/15/29	180	185,650
7.95%, 06/13/28	220	226,661
Blue Owl Technology Finance Corp.
6.10%, 03/15/28(g)	170	169,284
6.13%, 01/23/31(g)	120	115,767
6.75%, 04/04/29(g)	220	220,552
Capital Southwest Corp., 5.95%, 09/18/30	65	64,427
Carlyle Secured Lending, Inc., 6.75%, 02/18/30(g)	100	100,768
CFAMC III Co Ltd., 4.25%, 11/07/27(c)	200	198,487
CFAMC IV Co. Ltd., 4.50%, 05/29/29(c)	200	198,604
CITIC Ltd., 2.85%, 02/25/30(c)	200	189,426
CK Hutchison International 17 II Ltd., 3.25%, 09/29/27(b)	20	19,701
CK Hutchison International 19 II Ltd., 2.75%, 09/06/29(b)	230	218,070
CK Hutchison International 19 Ltd., 3.63%, 04/11/29(b)	290	283,470
Compass Group Diversified Holdings LLC, 5.25%, 04/15/29(b)	309	292,393
Fairfax India Holdings Corp., 5.00%, 02/26/28(c)	250	239,065
Franklin BSP Capital Corp.
6.00%, 10/02/30(b)	75	72,376
7.20%, 06/15/29	135	137,083
FS KKR Capital Corp.
3.13%, 10/12/28	275	257,678
3.25%, 07/15/27	185	179,657
6.13%, 01/15/30(g)	210	203,611
6.13%, 01/15/31(g)	150	144,859
6.88%, 08/15/29	160	159,630
7.88%, 01/15/29(g)	145	149,313
Gaci First Investment Co.
4.75%, 02/14/30(c)	400	397,247
5.00%, 10/13/27(c)	400	401,670
5.00%, 01/29/29(c)	600	602,625
5.25%, 01/29/30(c)	800	811,191
Goldman Sachs BDC, Inc.
5.10%, 01/28/29(g)	50	49,007
5.65%, 09/09/30(g)	65	63,915
Goldman Sachs Private Credit Corp.
5.05%, 02/23/28(b)	75	74,093
5.38%, 01/31/29(b)	50	49,316
5.88%, 05/06/28(b)(g)	55	55,078
5.88%, 01/31/31(b)	175	172,103
6.15%, 06/16/31(b)	75	74,366
6.25%, 05/06/30(b)	200	199,866
Golub Capital BDC, Inc.
6.00%, 07/15/29(g)	230	230,643
7.05%, 12/05/28	220	226,467
Golub Capital Private Credit Fund
5.45%, 08/15/28(b)	65	64,449
5.60%, 04/15/31(b)	150	144,941
5.80%, 09/12/29	165	163,628
5.88%, 05/01/30	120	118,546
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Holding Companies - Diversified (continued)
HA Sustainable Infrastructure Capital, Inc., 6.15%, 01/15/31	$210	$215,960
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.38%, 02/01/29	215	188,535
5.25%, 05/15/27	433	428,583
9.00%, 06/15/30	225	216,653
9.75%, 01/15/29	210	211,054
10.00%, 11/15/29(b)	320	323,007
Ittihad International II Ltd., 7.38%, 11/13/30(c)	200	201,752
Khazanah Global Sukuk Bhd
4.48%, 09/05/29(c)	200	200,383
4.69%, 06/01/28(c)	400	402,394
Magellan Capital Holdings PLC, 8.38%, 07/08/29, (1-year CMT + 4.23%)(a)(c)	200	202,284
Main Street Capital Corp.
5.40%, 08/15/28	115	114,447
6.50%, 06/04/27	105	106,149
6.95%, 03/01/29	90	92,778
MDGH GMTN RSC Ltd.
2.88%, 11/07/29(c)	400	376,938
2.88%, 05/21/30(c)	200	186,598
3.75%, 04/19/29(c)	200	195,406
4.50%, 11/07/28(c)	200	199,782
Morgan Stanley Direct Lending Fund
6.00%, 05/19/30	80	79,845
6.15%, 05/17/29	170	172,080
MSD Investment Corp.
6.13%, 02/05/31(b)	50	48,784
6.25%, 05/31/30	150	148,410
New Mountain Finance Corp.
6.20%, 10/15/27(g)	115	114,942
6.88%, 02/01/29(g)	115	114,962
North Haven Private Income Fund LLC
5.13%, 09/25/28(b)	75	73,050
5.75%, 02/01/30	95	92,718
Nuveen Churchill Direct Lending Corp., 6.65%, 03/15/30	95	95,391
Oaktree Specialty Lending Corp.
6.34%, 02/27/30(g)	120	118,495
7.10%, 02/15/29	125	127,299
Oaktree Strategic Credit Fund
6.19%, 07/15/30	125	123,990
6.50%, 07/23/29	115	116,268
8.40%, 11/14/28	140	147,080
Prospect Capital Corp., 3.44%, 10/15/28(g)	120	106,536
Rongshi International Finance Ltd.
3.63%, 05/04/27(c)	200	198,532
3.75%, 05/21/29(c)	200	195,915
Sixth Street Lending Partners
5.75%, 01/15/30	210	208,926
6.13%, 07/15/30	215	216,101
6.50%, 03/11/29	210	214,709
Sixth Street Specialty Lending, Inc.
6.13%, 03/01/29(g)	110	111,483
6.95%, 08/14/28	125	129,044
SMIC SG Holdings Pte. Ltd., 5.38%, 07/24/29(c)	200	203,325
Stena International SA
7.25%, 01/15/31(b)	265	269,384
7.63%, 02/15/31(b)	200	205,048
Security	Par (000)	Value
Holding Companies - Diversified (continued)
Suci Second Investment Co.
4.38%, 09/10/27(c)	$400	$399,119
5.17%, 03/05/31(c)	400	403,019
6.00%, 10/25/28(c)	800	823,213
Temasek Financial I Ltd.
3.63%, 08/01/28(b)	500	495,420
3.75%, 08/20/27(b)	250	248,892
Turkiye Varlik Fonu Yonetimi A/S, 8.25%, 02/14/29(c)	200	209,808
TVF Varlik Kiralama A/S, 6.95%, 01/23/30(c)	400	404,443
Zhangzhou Jiulongjiang Group Co. Ltd., 4.55%, 07/09/28(c)	200	200,374
Zhongyuan Zhicheng Co. Ltd., 5.90%, 06/20/27(c)	200	203,010
		28,362,408
Home Builders — 0.1%
Adams Homes, Inc., 9.25%, 10/15/28(b)	113	116,886
Ashton Woods USA LLC/Ashton Woods Finance Co.
4.63%, 08/01/29(b)	120	114,826
4.63%, 04/01/30(b)	130	123,732
Beazer Homes USA, Inc.
5.88%, 10/15/27	130	129,879
7.50%, 03/15/31(b)	25	24,898
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC
4.88%, 02/15/30(b)	160	149,940
5.00%, 06/15/29(b)	100	96,364
6.25%, 09/15/27(b)	205	205,188
Century Communities, Inc., 3.88%, 08/15/29(b)	160	151,244
DR Horton, Inc.
1.40%, 10/15/27	145	139,121
4.85%, 10/15/30	40	40,357
Dream Finders Homes, Inc.
6.88%, 09/15/30(b)	100	98,099
8.25%, 08/15/28(b)	110	112,536
Empire Communities Corp., 9.75%, 05/01/29(b)	145	147,677
Forestar Group, Inc., 5.00%, 03/01/28(b)	93	92,243
K Hovnanian Enterprises, Inc., 8.00%, 04/01/31(b)	135	135,997
KB Home
6.88%, 06/15/27	130	131,434
7.25%, 07/15/30	150	153,099
Lennar Corp.
4.75%, 11/29/27	402	403,386
5.00%, 06/15/27	85	85,284
5.20%, 07/30/30	157	159,152
LGI Homes, Inc.
4.00%, 07/15/29(b)(g)	85	77,106
8.75%, 12/15/28(b)	135	139,083
M/I Homes, Inc., 4.95%, 02/01/28	167	166,046
Mattamy Group Corp., 4.63%, 03/01/30(b)	175	167,233
Meritage Homes Corp.
3.88%, 04/15/29(b)	135	131,464
5.13%, 06/06/27	120	120,223
New Home Co., Inc.(The)
8.50%, 11/01/30(b)	55	56,203
9.25%, 10/01/29(b)	95	98,429
NVR, Inc., 3.00%, 05/15/30	255	240,014
PulteGroup, Inc., 4.25%, 03/01/31	120	117,144
Sekisui House U.S., Inc., 3.85%, 01/15/30	120	114,481
Shea Homes LP/Shea Homes Funding Corp.
4.75%, 02/15/28	135	133,318
4.75%, 04/01/29	80	77,287

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Home Builders (continued)
STL Holding Co. LLC, 8.75%, 02/15/29(b)	$85	$88,132
Taylor Morrison Communities, Inc.
5.13%, 08/01/30(b)	140	139,435
5.75%, 01/15/28(b)	215	216,995
Thor Industries, Inc., 4.00%, 10/15/29(b)	170	160,887
Toll Brothers Finance Corp.
3.80%, 11/01/29	130	126,555
4.35%, 02/15/28	55	54,794
Tri Pointe Homes, Inc.
5.25%, 06/01/27	100	99,801
5.70%, 06/15/28	105	105,716
Winnebago Industries, Inc., 6.25%, 07/15/28(b)	32	31,901
		5,473,589
Home Furnishings — 0.0%
Arcelik A/S, 8.50%, 09/25/28(c)	200	208,592
FXI Holdings, Inc.
11.00%, 11/15/30(b)	274	231,797
14.00%, 11/15/29, (16.00% PIK)(b)(h)	164	79,373
Leggett & Platt, Inc.
3.50%, 11/15/27	175	171,218
4.40%, 03/15/29	195	190,115
Panasonic Holdings Corp., 3.11%, 07/19/29(b)	200	191,795
Somnigroup International, Inc., 4.00%, 04/15/29(b)	250	241,762
Vestel Elektronik Sanayi ve Ticaret A/S, 9.75%, 05/15/29(c)	200	116,439
Whirlpool Corp.
4.75%, 02/26/29	215	207,624
6.13%, 06/15/30	160	156,721
		1,795,436
Household Products & Wares — 0.1%
ACCO Brands Corp., 4.25%, 03/15/29(b)	170	151,861
Avery Dennison Corp.
2.65%, 04/30/30	135	125,182
4.88%, 12/06/28	130	131,324
Church & Dwight Co., Inc., 3.15%, 08/01/27	250	246,894
Clorox Co.(The)
1.80%, 05/15/30	150	134,370
3.10%, 10/01/27	95	93,428
3.90%, 05/15/28	240	238,180
4.40%, 05/01/29	155	154,513
Kimberly-Clark Corp.
1.05%, 09/15/27	225	215,954
3.10%, 03/26/30	280	266,840
3.20%, 04/25/29	255	247,707
3.95%, 11/01/28	180	178,791
Reckitt Benckiser Treasury Services PLC, 3.00%, 06/26/27(b)	895	882,591
		3,067,635
Housewares — 0.0%
CD&R Smokey Buyer, Inc./Radio Systems Corp., 9.50%, 10/15/29(b)	255	210,987
Central Garden & Pet Co.
4.13%, 10/15/30	155	146,747
5.13%, 02/01/28	85	84,701
Newell Brands, Inc.
6.38%, 09/15/27	150	151,520
6.38%, 05/15/30(g)	230	225,321
6.63%, 09/15/29	165	164,898
8.50%, 06/01/28(b)	375	391,699
Security	Par (000)	Value
Housewares (continued)
Scotts Miracle-Gro Co. (The), 4.50%, 10/15/29	$120	$117,605
		1,493,478
Insurance — 1.5%
ACE Capital Trust II, Series N, 9.70%, 04/01/30	110	129,237
Acrisure LLC/Acrisure Finance, Inc.
4.25%, 02/15/29(b)	225	214,844
6.00%, 08/01/29(b)	155	147,309
7.50%, 11/06/30(b)	335	340,171
8.25%, 02/01/29(b)	287	287,893
8.50%, 06/15/29(b)	160	160,191
Aegon Ltd., 5.50%, 04/11/48, (6-mo. SOFR US + 3.97%)(a)	295	295,069
Aflac, Inc., 3.60%, 04/01/30	305	295,719
AIA Group Ltd.
3.38%, 04/07/30(b)	300	289,909
3.60%, 04/09/29(b)	315	309,694
5.63%, 10/25/27(b)	500	509,413
Alleghany Corp., 3.63%, 05/15/30	155	150,340
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
4.25%, 10/15/27(b)	255	250,997
5.88%, 11/01/29(b)	125	122,554
6.75%, 10/15/27(b)	380	380,308
6.75%, 04/15/28(b)	490	495,932
7.00%, 01/15/31(b)	450	458,639
Allstate Corp.(The)
1.45%, 12/15/30	200	174,245
5.05%, 06/24/29	205	208,775
American International Group, Inc.
3.40%, 06/30/30	140	133,655
4.85%, 05/07/30	160	161,608
Series A-9, 5.75%, 04/01/48, (3-mo. SOFR US + 3.13%)(a)	50	50,203
American National Global Funding
4.63%, 12/15/28(b)	130	129,178
4.88%, 01/23/31(b)(g)	125	123,034
5.25%, 06/03/30(b)	140	140,094
5.55%, 01/28/30(b)	190	192,952
American National Group, Inc.
5.00%, 06/15/27	81	80,764
5.75%, 10/01/29	160	162,059
7.00%, 12/01/55, (5-year CMT + 3.18%)(a)	150	146,637
AmWINS Group, Inc.
4.88%, 06/30/29(b)	255	246,583
6.38%, 02/15/29(b)	255	258,112
Aon Corp.
2.80%, 05/15/30	310	288,815
3.75%, 05/02/29	250	244,874
4.50%, 12/15/28	150	150,455
Aon Corp./Aon Global Holdings PLC, 2.85%, 05/28/27	135	133,051
Aon North America, Inc., 5.15%, 03/01/29	330	335,964
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Inves, 7.88%, 11/01/29(b)	245	237,295
Ardonagh Finco Ltd., 7.75%, 02/15/31(b)	455	464,048
Argentum Netherlands BV for Zurich Insurance Co. Ltd., 5.13%, 06/01/48, (5-year CMT + 3.27%)(a)(c)	200	199,983
Arthur J Gallagher & Co.
4.60%, 12/15/27	165	165,446
4.85%, 12/15/29	230	232,095
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
Ascot Group Ltd., 4.25%, 12/15/30(b)	$200	$187,316
Assurant, Inc.
3.70%, 02/22/30	125	120,047
4.90%, 03/27/28	150	150,581
7.00%, 03/27/48, (3-mo. SOFR US + 4.40%)(a)	5	5,081
Assured Guaranty U.S. Holdings, Inc., 6.13%, 09/15/28	125	129,314
Athene Global Funding
1.99%, 08/19/28(b)	280	261,978
2.45%, 08/20/27(b)	75	72,776
2.50%, 03/24/28(b)	280	267,372
2.55%, 11/19/30(b)	300	266,680
2.72%, 01/07/29(b)	125	117,352
4.72%, 10/08/29(b)	225	221,866
4.83%, 05/09/28(b)	170	169,594
5.03%, 07/17/30(b)	385	381,472
5.35%, 07/09/27(b)	175	176,028
5.38%, 01/07/30(b)	260	261,419
5.58%, 01/09/29(b)	350	353,941
Athene Holding Ltd.
3.50%, 01/15/31	5	4,648
4.13%, 01/12/28	465	460,446
6.15%, 04/03/30	155	160,134
AXA SA, 8.60%, 12/15/30	150	172,762
Axis Specialty Finance LLC
3.90%, 07/15/29	230	225,090
4.90%, 01/15/40, (5-year CMT + 3.19%)(a)	75	73,186
Axis Specialty Finance PLC, 4.00%, 12/06/27	250	247,876
Berkshire Hathaway Finance Corp.
1.45%, 10/15/30	250	222,747
1.85%, 03/12/30	160	146,976
Brighthouse Financial Global Funding
2.00%, 06/28/28(b)	170	159,242
5.65%, 06/10/29(b)	185	186,697
Brighthouse Financial, Inc.
3.70%, 06/22/27(g)	220	216,119
5.63%, 05/15/30(g)	150	151,208
Broadstreet Partners Group LLC, 5.88%, 04/15/29(b)	230	226,396
Brown & Brown, Inc.
2.38%, 03/15/31	200	176,646
4.50%, 03/15/29	175	174,297
4.70%, 06/23/28	165	165,462
4.90%, 06/23/30	255	254,609
China Life Insurance Overseas Co. Ltd./Hong Kong, 5.35%, 08/15/33, (5-year CMT + 1.23%)(a)(c)	600	611,692
China Taiping Insurance Holdings Co. Ltd., 6.40%, (5-year CMT + 2.07%)(a)(c)(i)	800	826,690
Chubb INA Holdings LLC
1.38%, 09/15/30	360	315,601
4.65%, 08/15/29	230	232,258
Cincinnati Financial Corp., 6.92%, 05/15/28	130	136,426
CNA Financial Corp.
2.05%, 08/15/30	160	143,037
3.45%, 08/15/27	260	256,743
3.90%, 05/01/29	120	117,630
CNO Financial Group, Inc., 5.25%, 05/30/29	115	115,449
CNO Global Funding
2.65%, 01/06/29(b)	185	175,542
4.38%, 09/08/28(b)	50	49,536
4.70%, 12/11/30(b)	110	108,934
Security	Par (000)	Value
Insurance (continued)
4.88%, 12/10/27(b)	$210	$210,631
4.95%, 09/09/29(b)	200	201,336
5.88%, 06/04/27(b)	240	243,056
Constellation Global Funding, 4.85%, 10/22/30(b)	200	195,869
Constellation Insurance, Inc., 6.80%, 01/24/30(b)	140	140,007
Corebridge Financial, Inc.
3.85%, 04/05/29	440	430,969
6.88%, 12/15/52, (5-year CMT + 3.85%)(a)	410	416,076
Corebridge Global Funding
4.25%, 08/21/28(b)	135	133,995
4.45%, 10/02/30(b)	140	137,523
4.55%, 01/09/31(b)	250	246,775
4.65%, 08/20/27(b)	255	255,441
4.85%, 06/06/30(b)	210	209,948
4.90%, 01/07/28(b)	185	186,267
4.90%, 12/03/29(b)	140	140,449
5.20%, 01/12/29(b)	120	121,768
5.20%, 06/24/29(b)	135	137,009
5.90%, 09/19/28(b)	160	164,906
Empower Finance 2020 LP, 1.36%, 09/17/27(b)	35	33,579
Enstar Group Ltd., 4.95%, 06/01/29	190	189,680
Equitable Financial Life Global Funding
1.40%, 08/27/27(b)	50	47,976
1.80%, 03/08/28(b)	250	237,386
4.88%, 11/19/27(b)	195	195,721
5.00%, 03/27/30(b)	245	246,371
5.45%, 03/03/28(b)	230	233,411
Equitable Holdings, Inc.
4.35%, 04/20/28	353	351,416
4.57%, 02/15/29(b)	105	104,003
Essent Group Ltd., 6.25%, 07/01/29	160	165,455
F&G Annuities & Life, Inc.
6.50%, 06/04/29	190	192,081
7.40%, 01/13/28	195	198,906
F&G Global Funding
2.00%, 09/20/28(b)	105	97,716
4.50%, 01/09/29(b)	55	53,969
4.65%, 09/08/28(b)	125	123,433
5.88%, 06/10/27(b)	165	166,826
5.88%, 01/16/30(b)	130	131,683
Fairfax Financial Holdings Ltd.
4.63%, 04/29/30	200	199,193
4.85%, 04/17/28	240	241,285
Farmers Exchange Capital, 7.05%, 07/15/28(b)	105	108,707
Fidelity National Financial, Inc.
3.40%, 06/15/30	225	212,059
4.50%, 08/15/28	145	144,273
First American Financial Corp., 4.00%, 05/15/30	100	95,931
Five Corners Funding Trust II, 2.85%, 05/15/30(b)	450	419,821
Fortitude Global Funding, 4.63%, 10/06/28(b)	125	123,786
Fortitude Group Holdings LLC, 6.25%, 04/01/30(b)	225	230,429
FWD Group Holdings Ltd., 5.25%, 09/22/30(b)	200	199,691
GA Global Funding Trust
1.95%, 09/15/28(b)	30	28,056
4.40%, 09/23/27(b)	190	189,012
4.50%, 09/18/30(b)	160	155,412
5.40%, 01/13/30(b)	250	251,350
5.50%, 01/08/29(b)	365	369,634
Global Atlantic Fin Co.
4.40%, 10/15/29(b)	170	164,888
7.25%, 03/01/56, (5-year CMT + 3.55%)(a)(b)	50	49,289

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
7.95%, 10/15/54, (5-year CMT + 3.61%)(a)(b)	$200	$200,391
Globe Life, Inc.
2.15%, 08/15/30	110	98,653
4.55%, 09/15/28	225	224,557
Great-West Lifeco Finance 2018 LP, 4.05%, 05/17/28(b)	70	69,293
Guardian Life Global Funding
1.25%, 11/19/27(b)	65	62,159
1.40%, 07/06/27(b)(g)	70	67,743
1.63%, 09/16/28(b)	70	65,719
4.18%, 09/26/29(b)	140	138,486
4.33%, 10/06/30(b)	225	222,762
4.40%, 12/11/30(b)	200	198,478
4.80%, 04/28/30(b)	205	206,642
5.55%, 10/28/27(b)	415	422,412
5.74%, 10/02/28(b)	125	128,928
Hanover Insurance Group, Inc. (The), 2.50%, 09/01/30	100	90,805
Hanwha Life Insurance Co. Ltd., 6.30%, 06/24/55, (5-year CMT + 2.29%)(a)(c)	400	413,052
Hartford Insurance Group, Inc., 2.80%, 08/19/29	160	151,628
Horace Mann Educators Corp.
4.70%, 10/01/30	100	98,421
7.25%, 09/15/28	75	78,923
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC, 7.25%, 02/15/31(b)	305	306,751
HUB International Ltd.
5.63%, 12/01/29(b)	170	168,234
7.25%, 06/15/30(b)	980	1,013,724
Jackson Financial, Inc., 5.17%, 06/08/27	145	145,721
Jackson National Life Global Funding
3.05%, 06/21/29(b)(g)	55	52,025
4.55%, 09/09/30(b)	240	235,691
4.60%, 10/01/29(b)	235	232,179
4.70%, 06/05/28(b)	160	159,776
5.25%, 04/12/28(b)	175	175,985
5.35%, 01/13/30(b)	180	182,028
Jones Deslauriers Insurance Management, Inc., 8.50%, 03/15/30(b)	230	237,033
Kemper Corp., 2.40%, 09/30/30(g)	5	4,381
Kyobo Life Insurance Co. Ltd., 5.90%, 06/15/52, (5-year CMT + 2.89%)(a)(c)	200	202,117
Legal & General Group PLC, 5.25%, 03/21/47, (5-year USD Swap + 3.69%)(a)(c)	600	599,458
Liberty Mutual Group, Inc., 4.57%, 02/01/29(b)	340	339,069
Lincoln Financial Global Funding
4.20%, 01/12/29(b)	105	103,781
4.63%, 05/28/28(b)	140	140,187
4.63%, 08/18/30(b)	255	253,039
5.30%, 01/13/30(b)	230	233,437
Lincoln National Corp.
2.33%, 08/15/30(g)	170	152,925
3.05%, 01/15/30	205	192,519
3.40%, 01/15/31(g)	150	140,145
3.80%, 03/01/28	150	148,219
Loews Corp., 3.20%, 05/15/30	160	152,187
Manulife Financial Corp., 2.48%, 05/19/27	110	108,127
Markel Group, Inc., 3.35%, 09/17/29	135	129,431
Marsh & McLennan Companies, Inc.
2.25%, 11/15/30	250	226,471
Security	Par (000)	Value
Insurance (continued)
4.38%, 03/15/29	$460	$460,109
4.55%, 11/08/27	265	266,239
4.65%, 03/15/30	350	351,813
MassMutual Global Funding II
1.55%, 10/09/30(b)	300	262,623
4.00%, 01/22/29(b)	200	197,852
4.45%, 03/27/28(b)	210	210,697
4.55%, 05/07/30(b)	250	249,256
4.70%, 04/01/31(b)	200	199,809
4.85%, 01/17/29(b)	200	202,149
4.95%, 01/10/30(b)	200	202,361
5.05%, 12/07/27(b)(g)	410	415,838
5.05%, 06/14/28(b)	250	253,489
5.15%, 05/30/29(b)	190	193,294
Meiji Yasuda Life Insurance Co., 5.10%, 04/26/48, (5-year USD ICE Swap + 3.15%)(a)(b)	360	360,634
Met Tower Global Funding
4.00%, 10/01/27(b)	150	149,331
4.00%, 01/14/29(b)	150	148,228
4.20%, 09/16/30(b)	150	147,395
4.80%, 01/14/28(b)	150	151,067
5.25%, 04/12/29(b)	155	158,214
MetLife, Inc., 4.55%, 03/23/30	285	287,040
Metropolitan Life Global Funding I
1.55%, 01/07/31(b)	255	222,155
2.95%, 04/09/30(b)	300	282,151
3.00%, 09/19/27(b)	250	245,548
3.05%, 06/17/29(b)	150	143,706
3.30%, 03/21/29(b)	150	145,253
4.15%, 08/25/28(b)	200	199,086
4.25%, 04/13/28(b)	150	149,806
4.30%, 08/25/29(b)	150	149,079
4.35%, 01/12/31(b)	300	296,279
4.40%, 06/30/27(b)	410	410,275
4.85%, 01/08/29(b)	265	267,990
4.90%, 01/09/30(b)	160	161,449
5.05%, 06/11/27(b)	155	156,232
5.05%, 01/06/28(b)	170	171,823
5.40%, 09/12/28(b)	185	189,100
MGIC Investment Corp., 5.25%, 08/15/28	320	319,767
Mitsui Sumitomo Insurance Co. Ltd., 4.95%, (5-year USD Swap + 3.26%)(a)(b)(i)	200	200,042
Mutual of Omaha Companies Global Funding
4.51%, 06/09/28(b)	50	49,902
4.55%, 01/13/31(b)	105	103,606
4.75%, 10/15/29(b)	130	130,520
5.45%, 12/12/28(b)	185	188,385
Mutual of Omaha Cos Global Funding, 5.00%, 04/01/30(b)	150	151,382
Nassau Companies of New York (The), 7.88%, 07/15/30(b)	125	116,646
New York Life Global Funding
1.20%, 08/07/30(b)	300	262,697
3.00%, 01/10/28(b)	330	323,057
3.90%, 10/01/27(b)	280	278,595
4.05%, 02/02/29(b)	105	104,236
4.15%, 07/25/28(b)	155	154,491
4.20%, 04/20/29(b)	150	149,315
4.25%, 01/09/31(b)	125	123,288
4.40%, 12/13/27(b)	95	95,036
4.40%, 04/25/28(b)	150	150,288
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
4.60%, 12/05/29(b)	$205	$206,158
4.60%, 06/03/30(b)	165	165,543
4.70%, 01/29/29(b)	285	287,240
4.85%, 01/09/28(b)	440	444,166
4.90%, 06/13/28(b)	185	187,080
5.00%, 06/06/29(b)(g)	160	162,805
Nippon Life Insurance Co.
2.75%, 01/21/51, (5-year CMT + 2.65%)(a)(b)	400	357,957
3.40%, 01/23/50, (5-year CMT + 2.61%)(a)(b)	355	334,127
4.00%, 09/19/47, (5-year USD ICE Swap + 2.88%)(a)(b)	200	197,696
4.75%, 04/02/31(b)	215	215,119
NLG Global Funding
4.35%, 09/15/30(b)	5	4,910
5.40%, 01/23/30(b)	190	193,886
NMI Holdings, Inc., 6.00%, 08/15/29	115	117,850
Northwestern Mutual Global Funding
1.70%, 06/01/28(b)	200	189,539
3.30%, 04/04/29(b)	130	125,481
4.11%, 09/12/27(b)	220	219,453
4.13%, 08/25/28(b)	115	114,502
4.30%, 01/13/31(b)	205	202,051
4.35%, 09/15/27(b)	160	160,079
4.49%, 03/21/28(b)	230	230,724
4.60%, 06/03/30(b)	190	190,420
4.71%, 01/10/29(b)	180	181,479
4.90%, 06/12/28(b)	130	131,206
4.96%, 01/13/30(b)	210	212,619
Pacific Life Global Funding II
1.45%, 01/20/28(b)	110	104,788
1.60%, 09/21/28(b)	60	56,043
4.30%, 04/27/29(b)	100	99,698
4.38%, 02/03/31(b)	125	124,037
4.45%, 05/01/28(b)	200	200,416
4.50%, 08/28/29(b)	135	134,919
4.85%, 02/10/30(b)	150	151,007
4.90%, 04/04/28(b)	60	60,527
4.90%, 01/11/29(b)	85	85,735
5.50%, 07/18/28(b)	400	409,217
PartnerRe Finance B LLC, 3.70%, 07/02/29	195	189,434
Pricoa Global Funding I
4.35%, 11/25/30(b)	150	148,281
4.40%, 08/27/27(b)	170	170,445
4.70%, 05/28/30(b)	170	170,770
5.10%, 05/30/28(b)	395	400,973
Principal Financial Group, Inc.
2.13%, 06/15/30	200	181,248
3.70%, 05/15/29	105	102,557
4.11%, 02/15/28(b)	185	183,422
Principal Life Global Funding II
1.50%, 08/27/30(b)	150	131,098
1.63%, 11/19/30(b)	150	130,598
2.50%, 09/16/29(b)	150	140,257
4.25%, 08/18/28(b)	40	39,736
4.45%, 01/13/31(b)	250	246,668
4.60%, 08/19/27(b)	250	250,603
4.80%, 01/09/28(b)	105	105,643
4.95%, 11/27/29(b)	145	146,271
5.10%, 01/25/29(b)	200	202,825
5.50%, 06/28/28(b)	270	274,856
Security	Par (000)	Value
Insurance (continued)
Progressive Corp.(The)
3.20%, 03/26/30	$140	$133,978
4.00%, 03/01/29	220	218,863
4.60%, 03/26/31	165	165,545
6.63%, 03/01/29	5	5,311
Protective Life Corp.
3.40%, 01/15/30(b)	130	123,738
4.30%, 09/30/28(b)	85	84,392
4.70%, 01/15/31(b)	150	148,451
Protective Life Global Funding
1.74%, 09/21/30(b)	250	220,200
1.90%, 07/06/28(b)	35	33,126
4.34%, 09/13/27(b)	150	149,833
4.71%, 07/06/27(b)	205	205,633
4.77%, 12/09/29(b)	160	160,346
4.80%, 06/05/30(b)	150	150,299
4.83%, 04/14/31(b)	150	149,777
5.22%, 06/12/29(b)	150	152,460
5.47%, 12/08/28(b)	180	183,785
5.76%, 07/05/30(b)	245	253,920
Prudential Financial, Inc.
2.10%, 03/10/30(g)	180	166,138
3.70%, 10/01/50, (5-year CMT + 3.04%)(a)	200	184,312
3.88%, 03/27/28	440	437,111
4.50%, 09/15/47, (3-mo. SOFR US + 2.64%)(a)	185	181,026
5.70%, 09/15/48, (3-mo. SOFR US + 2.93%)(a)	235	233,542
Prudential Funding Asia PLC
2.95%, 11/03/33, (5-year CMT + 1.52%)(a)(c)	400	382,428
3.13%, 04/14/30	300	286,287
Reinsurance Group of America, Inc.
3.15%, 06/15/30	225	210,979
3.90%, 05/15/29	245	239,931
RenaissanceRe Finance, Inc., 3.45%, 07/01/27	35	34,648
RenaissanceRe Holdings Ltd., 3.60%, 04/15/29	140	135,972
RGA Global Funding
2.70%, 01/18/29(b)	140	132,887
4.35%, 08/25/28(b)	105	104,416
4.60%, 11/25/30(b)	125	124,088
5.25%, 01/09/30(b)	175	177,877
5.45%, 05/24/29(b)	215	219,882
5.50%, 01/11/31(b)	250	257,603
6.00%, 11/21/28(b)	150	154,867
Ryan Specialty LLC, 4.38%, 02/01/30(b)	120	116,483
Sagicor Financial Co. Ltd., 5.30%, 05/13/28(b)	210	209,763
Sammons Financial Group Global Funding
4.80%, 12/12/30(b)	100	99,231
4.95%, 06/12/30(b)	115	115,173
5.05%, 01/10/28(b)	195	196,195
5.10%, 12/10/29(b)	220	221,664
Sammons Financial Group, Inc.
3.35%, 04/16/31(b)	250	229,683
4.45%, 05/12/27(b)	60	59,751
SBL Holdings, Inc., 5.00%, 02/18/31(b)	200	175,562
SiriusPoint Ltd., 7.00%, 04/05/29	125	130,870
Sumitomo Life Insurance Co.
3.38%, 04/15/81, (5-year CMT + 2.75%)(a)(b)	275	251,419
4.00%, 09/14/77(a)(b)	485	479,364
Swiss Re Finance Luxembourg SA, 5.00%, 04/02/49, (5-year CMT + 3.58%)(a)(b)	225	223,875
Tongyang Life Insurance Co. Ltd., 6.25%, 05/07/35, (5-year CMT + 2.40%)(a)(c)	200	206,395

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
Unum Group, 4.00%, 06/15/29	$120	$117,751
Western-Southern Global Funding
4.25%, 01/29/29(b)	105	103,908
4.50%, 07/16/28(b)	75	74,884
4.90%, 05/01/30(b)	140	140,779
Willis North America, Inc.
2.95%, 09/15/29	205	194,442
4.50%, 09/15/28	210	209,734
4.55%, 03/15/31	175	172,892
4.65%, 06/15/27	497	498,138
Zurich Finance Ireland Designated Activity Co., 3.00%, 04/19/51, (5-year CMT + 2.78%)(a)(c)	500	449,744
		68,967,321
Internet — 0.8%
Airbnb, Inc.
4.40%, 03/16/29	225	224,613
4.65%, 03/16/31	225	224,650
Alibaba Group Holding Ltd.
2.13%, 02/09/31	400	361,078
3.40%, 12/06/27	860	850,826
4.88%, 05/26/30	300	306,311
Alphabet, Inc.
0.80%, 08/15/27	360	346,222
1.10%, 08/15/30	575	505,635
3.70%, 02/15/29	745	736,775
3.88%, 11/15/28	125	124,363
4.00%, 05/15/30	310	307,108
4.10%, 11/15/30	965	956,063
4.10%, 02/15/31	885	874,234
Amazon.com, Inc.
1.20%, 06/03/27	537	521,291
1.50%, 06/03/30	660	589,688
1.65%, 05/12/28	685	652,573
3.15%, 08/22/27	1,320	1,305,265
3.45%, 04/13/29	435	426,372
3.85%, 03/13/28	830	826,682
3.90%, 11/20/28	490	486,789
4.00%, 03/13/29	840	834,078
4.10%, 11/20/30	1,005	991,041
4.25%, 03/13/31	1,535	1,519,566
4.55%, 12/01/27	880	886,851
4.65%, 12/01/29	440	445,641
ANGI Group LLC, 3.88%, 08/15/28(b)	160	146,433
AppLovin Corp., 5.13%, 12/01/29	315	317,506
Arches Buyer, Inc.
4.25%, 06/01/28(b)	315	308,121
6.13%, 12/01/28(b)(g)	165	160,392
Baidu, Inc.
3.43%, 04/07/30(g)	400	386,938
3.63%, 07/06/27	80	79,360
4.38%, 03/29/28	225	224,999
Booking Holdings, Inc., 3.55%, 03/15/28	130	128,320
Cars.com, Inc., 6.38%, 11/01/28(b)	135	132,731
Cogent Communications Group LLC/Cogent Finance, Inc.
7.00%, 06/15/27(b)	110	109,335
7.00%, 06/15/27(b)(g)	150	149,240
eBay, Inc.
2.70%, 03/11/30	320	298,573
3.60%, 06/05/27	211	209,277
4.25%, 03/06/29	110	109,489
Security	Par (000)	Value
Internet (continued)
5.95%, 11/22/27	$60	$61,272
Expedia Group, Inc.
3.25%, 02/15/30	375	355,603
3.80%, 02/15/28	370	365,362
4.63%, 08/01/27	326	326,475
Gen Digital, Inc.
6.75%, 09/30/27(b)	270	271,333
7.13%, 09/30/30(b)	190	192,823
Getty Images, Inc.
10.50%, 11/15/30(b)	210	186,099
11.25%, 02/21/30(b)(g)	155	137,945
14.00%, 03/01/28(b)	130	120,855
Go Daddy Operating Co. LLC/GD Finance Co., Inc.
3.50%, 03/01/29(b)	255	238,466
5.25%, 12/01/27(b)	225	224,231
ION Platform Finance U.S., Inc./ION Platform Finance SARL
4.63%, 05/01/28(b)	150	138,263
5.75%, 05/15/28(b)	200	187,023
9.00%, 08/01/29(b)	200	184,538
9.50%, 05/30/29(b)	225	210,728
Series 144@, 8.75%, 05/01/29(b)	205	190,007
JD.com, Inc., 3.38%, 01/14/30	235	228,073
Kuaishou Technology, 4.13%, 01/22/31	200	197,147
Match Group Holdings II LLC
4.13%, 08/01/30(b)	145	136,248
4.63%, 06/01/28(b)	158	155,989
5.00%, 12/15/27(b)	140	139,707
5.63%, 02/15/29(b)	125	125,385
Meituan
4.50%, 04/02/28(c)	400	398,858
4.63%, 10/02/29(c)	600	595,961
MercadoLibre, Inc., 3.13%, 01/14/31	200	184,723
Meta Platforms, Inc.
3.50%, 08/15/27	860	854,108
4.20%, 11/15/30	1,175	1,160,897
4.30%, 08/15/29	415	415,549
4.55%, 05/15/31	1,000	999,769
4.60%, 05/15/28	440	444,167
4.80%, 05/15/30	365	370,414
Netflix, Inc.
4.88%, 04/15/28	634	641,737
4.88%, 06/15/30(b)	350	354,520
5.38%, 11/15/29(b)	330	339,129
5.88%, 11/15/28	675	700,630
6.38%, 05/15/29	305	322,412
Newfold Digital Holdings Group, Inc., 11.75%, 04/30/29(b)	270	152,644
Prosus NV
3.68%, 01/21/30(c)	400	383,226
4.85%, 07/06/27(c)	200	200,337
Rakuten Group, Inc.
8.13%, (5-year CMT + 4.25%)(a)(b)(i)	175	178,696
9.75%, 04/15/29(b)	605	663,052
Tencent Holdings Ltd.
2.39%, 06/03/30(c)	600	558,036
3.60%, 01/19/28(c)	1,000	990,021
3.98%, 04/11/29(c)	800	795,557
Uber Technologies, Inc.
4.15%, 01/15/31	300	293,969
4.30%, 01/15/30	395	391,936
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Internet (continued)
4.50%, 08/15/29(b)	$510	$505,656
VeriSign, Inc., 4.75%, 07/15/27	105	104,978
Wayfair LLC
7.25%, 10/31/29(b)	270	276,537
7.75%, 09/15/30(b)	205	212,766
Ziff Davis, Inc., 4.63%, 10/15/30(b)(g)	135	127,648
ZipRecruiter, Inc., 5.00%, 01/15/30(b)	215	140,895
		36,196,829
Iron & Steel — 0.1%
ABJA Investment Co. Pte. Ltd., 5.45%, 01/24/28(c)	200	201,863
Algoma Steel, Inc., 9.13%, 04/15/29(b)	135	125,302
ArcelorMittal SA
4.25%, 07/16/29(g)	120	119,413
6.55%, 11/29/27	447	460,331
Cleveland-Cliffs, Inc.
4.63%, 03/01/29(b)	135	130,155
4.88%, 03/01/31(b)	100	92,069
6.75%, 04/15/30(b)	230	229,236
6.88%, 11/01/29(b)	270	275,058
Commercial Metals Co.
3.88%, 02/15/31	100	93,016
4.13%, 01/15/30	95	91,039
CSN Inova Ventures, 6.75%, 01/28/28(c)	400	340,988
CSN Resources SA, 8.88%, 12/05/30(c)	200	162,437
Eregli Demir ve Celik Fabrikalari TAS, 8.38%, 07/23/29(c)	200	208,283
Infrabuild Australia Pty. Ltd., 14.50%, 11/15/28(b)	100	106,829
Krakatau Posco PT, 6.38%, 06/11/29(c)	200	202,145
Metinvest BV, 7.75%, 10/17/29(c)	200	176,181
Mineral Resources Ltd.
7.00%, 04/01/31(b)	200	207,265
8.50%, 05/01/30(b)	175	180,394
9.25%, 10/01/28(b)	246	255,445
Nucor Corp.
2.70%, 06/01/30	150	140,381
3.95%, 05/01/28	80	79,561
4.30%, 05/23/27	285	285,577
4.65%, 06/01/30	170	171,433
POSCO
4.50%, 08/04/27(c)	204	203,800
5.75%, 01/17/28(c)	385	391,957
POSCO Holdings, Inc., 5.13%, 05/07/30(c)	200	202,234
Reliance, Inc., 2.15%, 08/15/30	40	36,009
Steel Dynamics, Inc.
1.65%, 10/15/27	15	14,437
3.45%, 04/15/30	180	172,473
4.00%, 12/15/28	150	148,448
U.S. Steel Corp., 6.88%, 03/01/29	150	150,127
Vale Overseas Ltd.
3.75%, 07/08/30	460	440,535
6.00%, 02/25/56, (5-year CMT + 2.43%)(a)(c)	200	201,183
		6,295,604
Leisure Time — 0.1%
Brunswick Corp/DE, 5.85%, 03/18/29(g)	145	148,759
Carnival Corp.
4.00%, 08/01/28(b)	800	781,661
5.13%, 05/01/29(b)	175	174,379
5.75%, 03/15/30(b)	320	324,760
6.65%, 01/15/28	88	89,980
7.00%, 08/15/29(b)	175	181,589
Security	Par (000)	Value
Leisure Time (continued)
Lindblad Expeditions LLC, 7.00%, 09/15/30(b)	$205	$210,596
MajorDrive Holdings IV LLC, 6.38%, 06/01/29(b)(g)	205	172,437
NCL Corp. Ltd.
5.88%, 01/15/31(b)	435	423,103
7.75%, 02/15/29(b)	190	198,350
NCL Finance Ltd., 6.13%, 03/15/28(b)	185	187,579
Patrick Industries, Inc., 4.75%, 05/01/29(b)	110	108,059
Polaris, Inc.
5.60%, 03/01/31	150	149,717
6.95%, 03/15/29	170	178,077
Royal Caribbean Cruises Ltd.
3.70%, 03/15/28	180	177,248
5.38%, 07/15/27(b)	345	346,163
5.50%, 04/01/28(b)	520	525,589
7.50%, 10/15/27	165	171,704
Sabre Financial Borrower LLC, 11.13%, 06/15/29(b)	305	313,019
Sabre GLBL, Inc.
10.75%, 11/15/29(b)	85	73,940
10.75%, 03/15/30(b)	178	153,491
11.13%, 07/15/30(b)	450	387,082
Sunny Express Enterprises Corp.
3.00%, 10/23/29(c)	200	191,459
3.13%, 04/23/30(c)	200	191,428
Viking Cruises Ltd., 7.00%, 02/15/29(b)	160	160,425
Viking Ocean Cruises Ship VII Ltd., 5.63%, 02/15/29(b)	100	99,917
VOC Escrow Ltd., 5.00%, 02/15/28(b)	225	224,232
		6,344,743
Lodging — 0.2%
Boyd Gaming Corp., 4.75%, 12/01/27	310	308,658
Choice Hotels International, Inc., 3.70%, 12/01/29	300	287,679
Fortune Star BVI Ltd., 8.50%, 05/19/28(c)	400	409,051
Full House Resorts, Inc., 8.25%, 02/15/28(b)(g)	160	151,775
Genting New York LLC/GENNY Capital, Inc., 7.25%, 10/01/29(b)	200	203,434
Hilton Domestic Operating Co., Inc.
3.75%, 05/01/29(b)	220	212,423
4.88%, 01/15/30	300	297,642
5.88%, 04/01/29(b)	185	187,608
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc, 5.00%, 06/01/29(b)	255	246,768
Hyatt Hotels Corp.
4.38%, 09/15/28	230	228,693
5.05%, 03/30/28	75	75,708
5.25%, 06/30/29	225	228,530
5.75%, 04/23/30	115	118,096
Las Vegas Sands Corp.
3.90%, 08/08/29	347	334,821
5.63%, 06/15/28	285	288,847
5.90%, 06/01/27	185	186,879
6.00%, 08/15/29	125	128,402
6.00%, 06/14/30	90	92,753
Marriott International, Inc./MD
4.20%, 07/15/27	65	64,886
4.80%, 03/15/30	140	141,044
4.88%, 05/15/29	225	227,500
4.90%, 04/15/29	280	283,182
5.00%, 10/15/27	330	333,004
5.55%, 10/15/28	200	205,117
Series AA, 4.65%, 12/01/28	45	45,145

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Lodging (continued)
Series FF, 4.63%, 06/15/30	$320	$319,538
Series HH, 2.85%, 04/15/31	350	320,701
Series X, 4.00%, 04/15/28	170	168,903
Marriott Ownership Resorts, Inc.
4.50%, 06/15/29(b)	190	181,714
4.75%, 01/15/28	120	118,415
Melco Resorts Finance Ltd.
5.38%, 12/04/29(b)	345	337,421
5.63%, 07/17/27(c)	265	264,205
5.75%, 07/21/28(b)	300	298,252
MGM Resorts International
4.75%, 10/15/28	220	217,945
5.50%, 04/15/27	219	219,478
6.13%, 09/15/29	250	253,451
Sands China Ltd.
2.85%, 03/08/29	200	189,575
4.38%, 06/18/30	200	195,594
5.40%, 08/08/28	460	465,306
Station Casinos LLC, 4.50%, 02/15/28(b)	230	226,471
Studio City Finance Ltd.
5.00%, 01/15/29(b)	350	333,608
6.50%, 01/15/28(b)	160	159,385
Travel + Leisure Co., 4.63%, 03/01/30(b)	150	144,587
Travel and Leisure Co.
4.50%, 12/01/29(b)	175	169,093
6.00%, 04/01/27	135	135,210
Wyndham Hotels & Resorts, Inc., 4.38%, 08/15/28(b)	175	172,123
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 05/15/27(b)	268	268,108
Wynn Macau Ltd.
5.13%, 12/15/29(b)	275	268,612
5.50%, 10/01/27(b)	245	244,148
5.63%, 08/26/28(b)	425	422,164
		11,381,652
Machinery — 0.4%
ATS Corp., 4.13%, 12/15/28(b)	115	112,247
BWX Technologies, Inc.
4.13%, 06/30/28(b)	125	123,020
4.13%, 04/15/29(b)	130	126,355
Caterpillar Financial Services Corp.
1.10%, 09/14/27	230	221,279
3.60%, 08/12/27	380	378,136
3.70%, 01/10/28(g)	125	124,302
3.75%, 02/23/29	300	296,314
3.95%, 11/14/28	200	199,020
4.15%, 01/08/31(g)	150	148,657
4.38%, 08/16/29	195	195,542
4.40%, 10/15/27	255	256,092
4.40%, 03/03/28	135	135,636
4.60%, 11/15/27	385	387,947
4.70%, 11/15/29	295	299,158
4.80%, 01/08/30	140	143,147
4.85%, 02/27/29	160	162,586
5.00%, 05/14/27	160	161,718
Series K, 4.10%, 08/15/28	155	154,962
Caterpillar, Inc.
1.90%, 03/12/31(g)	165	147,324
2.60%, 09/19/29	150	142,210
2.60%, 04/09/30	250	234,973
Chart Industries, Inc., 7.50%, 01/01/30(b)	435	451,679
Security	Par (000)	Value
Machinery (continued)
CNH Industrial Capital LLC
4.38%, 03/07/31	$75	$73,492
4.50%, 10/08/27	90	90,061
4.50%, 10/16/30	130	128,394
4.55%, 04/10/28	245	244,812
4.75%, 03/21/28	105	105,506
5.10%, 04/20/29	220	222,795
5.50%, 01/12/29	190	194,271
CNH Industrial NV, 3.85%, 11/15/27	155	153,649
Deere & Co.
3.10%, 04/15/30	225	214,914
5.38%, 10/16/29	150	155,472
Deere Funding Canada Corp., 4.15%, 10/09/30	115	113,467
Dover Corp., 2.95%, 11/04/29	110	104,555
Eaton Capital ULC, 4.45%, 05/09/30	160	159,856
Esab Corp.
5.63%, 04/01/31(b)	305	307,663
6.25%, 04/15/29(b)	180	182,529
GE Vernova, Inc., 4.25%, 02/04/31	135	133,752
GrafTech Finance, Inc., 4.63%, 12/23/29(b)	170	109,078
GrafTech Global Enterprises, Inc., 9.88%, 12/23/29(b)	155	117,762
IDEX Corp.
3.00%, 05/01/30	160	150,587
4.95%, 09/01/29	160	161,575
Ingersoll Rand, Inc.
5.18%, 06/15/29	230	235,065
5.20%, 06/15/27	295	297,424
5.40%, 08/14/28	185	189,058
John Deere Capital Corp.
1.45%, 01/15/31	400	350,623
1.50%, 03/06/28	55	52,480
2.45%, 01/09/30	205	192,338
2.80%, 09/08/27	185	182,043
2.80%, 07/18/29	175	167,391
3.05%, 01/06/28	85	83,607
3.35%, 04/18/29	200	195,090
3.45%, 03/07/29	205	201,046
4.15%, 09/15/27	415	415,572
4.20%, 07/15/27	275	275,634
4.38%, 10/15/30	20	19,967
4.50%, 01/16/29	330	332,595
4.65%, 01/07/28	275	277,559
4.70%, 06/10/30	300	303,627
4.75%, 01/20/28	470	475,394
4.85%, 06/11/29	215	218,614
4.85%, 10/11/29	115	117,743
4.90%, 06/11/27	325	328,105
4.90%, 03/03/28	131	132,815
4.90%, 03/07/31	250	254,994
4.95%, 07/14/28	490	498,197
Series I, 3.90%, 03/09/29	150	148,771
Series I, 4.13%, 01/18/29	105	104,794
Series I, 4.20%, 03/10/31	300	296,873
Series I, 4.25%, 06/05/28	245	245,691
Series I, 4.38%, 04/15/31	150	149,420
Series I, 4.55%, 06/05/30	405	407,636
Komatsu Finance America, Inc.
4.20%, 09/18/30(b)	190	187,017
5.65%, 10/06/27(b)	55	55,866
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Machinery (continued)
Maxim Crane Works Holdings Capital LLC, 11.50%, 09/01/28(b)	$168	$175,511
Mueller Water Products, Inc., 4.00%, 06/15/29(b)	140	135,395
Nordson Corp.
4.50%, 12/15/29	160	159,765
5.60%, 09/15/28	165	168,675
nVent Finance SARL, 4.55%, 04/15/28	200	198,950
Oshkosh Corp.
3.10%, 03/01/30	90	84,489
4.60%, 05/15/28	30	30,011
Otis Worldwide Corp.
2.57%, 02/15/30	470	437,124
5.25%, 08/16/28	265	270,112
Regal Rexnord Corp.
6.05%, 04/15/28	445	456,232
6.30%, 02/15/30	355	371,762
Rockwell Automation, Inc., 3.50%, 03/01/29	140	137,112
Terex Corp., 5.00%, 05/15/29(b)	175	173,845
TK Elevator U.S. Newco, Inc., 5.25%, 07/15/27(b)	200	200,026
Vertiv Group Corp., 4.13%, 11/15/28(b)	275	271,709
Weir Group, Inc., 5.35%, 05/06/30(b)	250	253,774
Westinghouse Air Brake Technologies Corp.
4.70%, 09/15/28	414	415,341
4.90%, 05/29/30	150	151,757
Xylem, Inc./New York, 1.95%, 01/30/28	165	158,655
		19,369,788
Manufacturing — 0.2%
3M Co.
2.38%, 08/26/29	320	300,030
2.88%, 10/15/27	365	358,073
3.05%, 04/15/30	195	184,607
3.38%, 03/01/29	235	228,528
3.63%, 09/14/28	170	167,842
4.80%, 03/15/30	190	191,908
Amsted Industries, Inc., 4.63%, 05/15/30(b)	120	116,265
Avient Corp., 7.13%, 08/01/30(b)	210	213,965
Axon Enterprise, Inc., 6.13%, 03/15/30(b)	260	265,855
Calderys Financing LLC, 11.25%, 06/01/28(b)	175	180,313
Eaton Corp.
3.10%, 09/15/27	285	281,206
3.85%, 03/06/28	205	203,604
3.95%, 03/06/29	385	381,073
4.20%, 03/06/31	600	591,559
4.35%, 05/18/28(g)	125	125,273
LSB Industries, Inc., 6.25%, 10/15/28(b)	156	156,080
Maxam Prill SARL, 7.75%, 07/15/30(b)	150	154,983
Parker-Hannifin Corp.
3.25%, 06/14/29	315	304,512
4.25%, 09/15/27	545	545,163
4.50%, 09/15/29	305	306,389
Pentair Finance SARL, 4.50%, 07/01/29	135	134,579
Siemens Financieringsmaatschappij NV
1.70%, 03/11/28(b)	350	335,051
2.15%, 03/11/31(b)	500	451,303
Siemens Funding BV
4.35%, 05/26/28(b)	200	200,819
4.60%, 05/28/30(b)	355	357,916
Teledyne Technologies, Inc.
2.25%, 04/01/28	120	115,269
2.75%, 04/01/31	300	274,216
Security	Par (000)	Value
Manufacturing (continued)
Textron, Inc.
2.45%, 03/15/31	$150	$135,416
3.00%, 06/01/30	200	188,160
3.38%, 03/01/28	85	83,411
3.90%, 09/17/29	120	117,268
Trinity Industries, Inc., 7.75%, 07/15/28(b)	162	165,976
		7,816,612
Media — 0.8%
AMC Global Media, Inc., 4.25%, 02/15/29(g)	62	54,310
Belo Corp.
7.25%, 09/15/27	115	117,898
7.75%, 06/01/27	63	64,561
Block Communications, Inc., 10.25%, 03/01/31(b)	185	171,314
Cable One, Inc., 4.00%, 11/15/30(b)(g)	195	136,444
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 02/01/31(b)	900	816,852
4.50%, 08/15/30(b)	830	774,289
4.75%, 03/01/30(b)	920	872,225
5.00%, 02/01/28(b)	760	752,021
5.13%, 05/01/27(b)	280	279,977
5.38%, 06/01/29(b)	460	452,995
6.38%, 09/01/29(b)	475	476,235
7.38%, 03/01/31(b)(g)	325	328,332
Charter Communications Operating LLC/Charter Communications Operating Capital
2.25%, 01/15/29	410	383,200
2.80%, 04/01/31	500	447,668
3.75%, 02/15/28	360	354,204
4.20%, 03/15/28	457	452,237
5.05%, 03/30/29	425	426,002
6.10%, 06/01/29	465	480,110
Comcast Corp.
1.50%, 02/15/31	505	437,659
1.95%, 01/15/31	400	354,738
2.65%, 02/01/30	585	547,277
3.15%, 02/15/28	605	593,132
3.40%, 04/01/30	530	508,647
3.55%, 05/01/28	342	336,970
4.15%, 10/15/28	1,215	1,210,402
4.25%, 10/15/30	500	493,380
4.55%, 01/15/29(g)	470	472,509
5.10%, 06/01/29	275	280,720
Cox Communications, Inc.
1.80%, 10/01/30(b)	227	197,762
3.50%, 08/15/27(b)	182	179,621
5.45%, 09/15/28(b)	350	356,287
CSC Holdings LLC
3.38%, 02/15/31(b)	305	183,015
4.13%, 12/01/30(b)	330	196,806
4.63%, 12/01/30(b)	700	247,036
5.38%, 02/01/28(b)	305	227,507
5.50%, 04/15/27(b)	405	341,719
5.75%, 01/15/30(b)	695	249,556
6.50%, 02/01/29(b)	555	344,376
7.50%, 04/01/28(b)	310	164,108
11.25%, 05/15/28(b)	305	251,739
11.75%, 01/31/29(b)	645	461,195
Directv Financing LLC, 8.88%, 02/01/30(b)	760	774,023

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Media (continued)
Directv Financing LLC/Directv Financing Co-Obligor, Inc.
5.88%, 08/15/27(b)	$460	$460,107
10.00%, 02/15/31(b)	620	644,994
Discovery Communications LLC
3.63%, 05/15/30	305	284,591
3.95%, 03/20/28	369	363,037
4.13%, 05/15/29	230	224,221
DISH DBS Corp.
5.75%, 12/01/28(b)	775	760,511
7.38%, 07/01/28	300	293,165
5.13%, 06/01/29	450	413,799
DISH Network Corp., 11.75%, 11/15/27(b)	1,025	1,057,314
EchoStar Corp.
6.75%, 11/30/30, (6.75% Cash or 6.75% PIK)(h)	725	736,017
10.75%, 11/30/29	1,650	1,789,483
EW Scripps Co. (The), 9.88%, 08/15/30(b)	220	220,670
Fox Corp.
3.50%, 04/08/30	52	49,931
4.71%, 01/25/29	560	561,302
Gray Media, Inc.
4.75%, 10/15/30(b)	240	192,099
10.50%, 07/15/29(b)	472	501,029
iHeartCommunications, Inc.
4.75%, 01/15/28(b)(g)	95	91,046
7.75%, 08/15/30(b)	195	187,589
9.13%, 05/01/29(b)	202	201,584
10.88%, 05/01/30(b)	231	219,821
LCPR Senior Secured Financing DAC
5.13%, 07/15/29(b)	215	139,015
6.75%, 10/15/27(b)	390	262,751
McGraw-Hill Education, Inc.
5.75%, 08/01/28(b)	285	282,772
8.00%, 08/01/29(b)	200	200,021
News Corp., 3.88%, 05/15/29(b)	380	367,255
Nexstar Media, Inc., 4.75%, 11/01/28(b)	335	330,022
Paramount Global
3.38%, 02/15/28	150	145,527
3.70%, 06/01/28	124	120,362
4.20%, 06/01/29	205	197,540
4.95%, 01/15/31	375	353,972
7.88%, 07/30/30	235	250,218
Scripps Escrow II, Inc.
3.88%, 01/15/29(b)(g)	180	170,560
5.38%, 01/15/31(b)	120	93,040
Sinclair Television Group, Inc., 5.50%, 03/01/30(b)	140	123,495
Sirius XM Radio LLC
4.00%, 07/15/28(b)	585	568,287
4.13%, 07/01/30(b)	450	419,313
5.00%, 08/01/27(b)	358	357,123
5.50%, 07/01/29(b)	380	377,175
TCI Communications, Inc., 7.13%, 02/15/28	220	230,340
Telecomunicaciones Digitales SA, 4.50%, 01/30/30(c)	200	191,605
Telenet Finance Luxembourg Notes SARL, 5.50%, 03/01/28(b)	200	197,805
TWDC Enterprises 18 Corp., 2.95%, 06/15/27	320	316,049
Univision Communications, Inc.
4.50%, 05/01/29(b)	335	319,973
7.38%, 06/30/30(b)	265	264,784
Versant Media Group, Inc., 7.25%, 01/30/31(b)	335	347,797
Security	Par (000)	Value
Media (continued)
Videotron Ltd., 3.63%, 06/15/29(b)	$155	$150,237
Virgin Media Finance PLC, 5.00%, 07/15/30(b)	275	231,686
Virgin Media Secured Finance PLC
4.50%, 08/15/30(b)	270	240,190
5.50%, 05/15/29(b)	420	405,731
Walt Disney Co.(The)
2.00%, 09/01/29	680	632,864
2.20%, 01/13/28	370	359,198
2.65%, 01/13/31	565	524,360
3.75%, 03/14/29	450	443,995
3.80%, 03/22/30	400	392,122
4.00%, 03/14/31	450	442,462
Ziggo Bond Co. BV, 5.13%, 02/28/30(b)	180	157,895
Ziggo BV, 4.88%, 01/15/30(b)	290	272,468
		37,383,377
Metal Fabricate & Hardware — 0.0%
Advanced Drainage Systems, Inc., 6.38%, 06/15/30(b)	150	152,215
Park-Ohio Industries, Inc., 8.50%, 08/01/30(b)	100	104,083
Roller Bearing Co of America, Inc., 4.38%, 10/15/29(b)	150	146,606
Timken Co. (The), 4.50%, 12/15/28	160	159,761
TMS International Corp./DE, 6.25%, 04/15/29(b)	125	122,898
		685,563
Mining — 0.3%
Alcoa Nederland Holding BV
4.13%, 03/31/29(b)	150	145,750
6.13%, 05/15/28(b)	105	105,024
7.13%, 03/15/31(b)	200	207,505
Alumina Pty. Ltd., 6.13%, 03/15/30(b)	150	153,285
Anglo American Capital PLC
2.63%, 09/10/30(c)	200	183,238
3.88%, 03/16/29(c)	200	196,298
4.50%, 03/15/28(b)	275	275,135
4.63%, 03/19/31(b)	200	197,917
5.63%, 04/01/30(c)	200	206,251
AngloGold Ashanti Holdings PLC, 3.75%, 10/01/30	200	193,204
Arsenal AIC Parent LLC, 8.00%, 10/01/30(b)	200	209,525
BHP Billiton Finance USA Ltd.
4.75%, 02/28/28	394	397,454
5.00%, 02/21/30	315	321,231
5.10%, 09/08/28	305	310,623
Chinalco Capital Holdings Ltd., 4.75%, 02/14/28(c)	200	201,302
Coeur Mining, Inc., 5.13%, 02/15/29(b)	110	109,422
Compass Minerals International, Inc., 8.00%, 07/01/30(b)	195	203,574
Constellium SE
3.75%, 04/15/29(b)	150	144,448
5.63%, 06/15/28(b)	35	34,976
Corp. Nacional del Cobre de Chile
3.00%, 09/30/29(c)	400	377,546
3.15%, 01/14/30(c)	200	188,817
3.63%, 08/01/27(c)	600	594,601
Eldorado Gold Corp., 6.25%, 09/01/29	200	199,832
Endeavour Mining PLC, 7.00%, 05/28/30(c)	200	204,605
Fortescue Treasury Pty Ltd.
4.50%, 09/15/27(b)	225	223,370
5.88%, 04/15/30(b)	150	153,092
Fortescue Treasury Pty. Ltd., 4.38%, 04/01/31(b)	110	105,321
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mining (continued)
Freeport-McMoRan, Inc.
4.13%, 03/01/28	$260	$258,588
4.25%, 03/01/30	65	63,893
4.38%, 08/01/28	205	203,955
4.63%, 08/01/30	205	204,283
Glencore Funding LLC
2.50%, 09/01/30(b)	300	273,113
3.88%, 10/27/27(b)	125	124,021
4.88%, 03/12/29(b)	35	35,221
4.91%, 04/01/28(b)	60	60,395
5.19%, 04/01/30(b)	255	258,922
5.37%, 04/04/29(b)	425	433,431
5.40%, 05/08/28(b)	430	436,559
6.13%, 10/06/28(b)	180	186,007
6.38%, 10/06/30(b)	260	275,722
Gold Fields Orogen Holdings BVI Ltd., 6.13%, 05/15/29(c)	200	206,768
Hudbay Minerals, Inc., 6.13%, 04/01/29(c)	185	185,808
Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT
5.45%, 05/15/30(c)	200	203,381
6.53%, 11/15/28(c)	400	417,696
Industrias Penoles SAB de CV, 4.15%, 09/12/29(c)	200	196,192
Ivanhoe Mines Ltd., 7.88%, 01/23/30(c)	200	203,240
JW Aluminum Continuous Cast Co., 10.25%, 04/01/30(b)	110	114,396
Minmetals Capitals & Securities, Inc.
4.25%, (3-year CMT + 3.61%)(a)(c)(i)	200	199,243
4.35%, (5-year CMT + 3.62%)(a)(c)(i)	200	198,960
Navoi Mining & Metallurgical Combinat, 6.75%, 05/14/30(c)	200	208,653
Newcastle Coal Infrastructure Group Pty. Ltd., 4.40%, 09/29/27(b)	62	61,191
Newmont Corp./Newcrest Finance Pty. Ltd., 3.25%, 05/13/30	170	163,726
Nickel Industries Ltd., 9.00%, 09/30/30(c)	200	207,909
Novelis Corp.
4.75%, 01/30/30(b)	500	479,157
6.88%, 01/30/30(b)	225	230,609
Perenti Finance Pty Ltd., 7.50%, 04/26/29(b)	60	61,835
PLS Group Ltd., 6.88%, 05/01/31(b)	25	25,563
Rio Tinto Finance USA Ltd., 7.13%, 07/15/28	270	286,165
Rio Tinto Finance USA PLC
4.50%, 03/14/28	285	286,412
4.88%, 03/14/30	605	614,078
SDG Finance Ltd., 4.60%, 05/21/28(c)	200	200,657
Skeena Resources Ltd., 8.50%, 04/01/31(b)	147	153,888
Stillwater Mining Co., 4.50%, 11/16/29(c)	200	190,661
Taseko Mines Ltd., 8.25%, 05/01/30(b)	155	162,393
Vedanta Resources Finance II PLC
9.48%, 07/24/30(c)	200	209,655
10.88%, 09/17/29(c)	400	424,896
WE Soda Investments Holding PLC
9.38%, 02/14/31(c)	200	199,425
9.50%, 10/06/28(c)	200	202,069
		14,952,082
Multi-National — 0.1%
Dexia SA, 4.75%, 01/24/30(b)	220	223,112
ICDPS Sukuk Ltd., 4.95%, 02/14/29(c)	200	202,501
International Bank for Reconstruction & Development, 4.50%, 06/26/28	25	25,015
Security	Par (000)	Value
Multi-National (continued)
International Development Association
1.00%, 12/03/30(b)	$100	$87,273
4.88%, 11/01/28(b)	895	914,380
Isdb Trust Services No. 2 SARL
4.05%, 10/15/29(c)	400	398,238
4.60%, 03/14/28(c)	2,300	2,317,553
New Development Bank, 4.38%, 03/31/28(c)	350	351,150
		4,519,222
Office & Business Equipment — 0.0%
CDW LLC/CDW Finance Corp.
3.25%, 02/15/29	250	238,851
3.28%, 12/01/28	155	148,969
4.25%, 04/01/28	225	222,430
5.10%, 03/01/30	220	220,705
Xerox Holdings Corp.
5.50%, 08/15/28(b)	240	115,138
8.88%, 11/30/29(b)	135	50,949
		997,042
Office Furnishings — 0.0%
HNI Corp., 5.13%, 01/18/29(b)	115	113,487
Oil & Gas — 1.4%
3R Lux SARL, 9.75%, 02/05/31(c)	200	210,683
Adnoc Murban Rsc Ltd., 4.25%, 09/11/29(c)	200	197,769
Aethon United BR LP/Aethon United Finance Corp., 7.50%, 10/01/29(b)	310	323,687
Aker BP ASA
3.75%, 01/15/30(b)	250	240,652
4.00%, 01/15/31(b)	275	264,231
5.60%, 06/13/28(b)	195	198,511
Antero Resources Corp., 5.38%, 03/01/30(b)	160	160,959
APA Corp., 4.25%, 01/15/30	120	118,516
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 5.88%, 06/30/29(b)	135	135,202
Azule Energy Finance PLC
8.13%, 01/23/30(c)	400	412,340
8.25%, 01/22/31(c)	200	206,182
Bapco Energies BSC Closed
7.50%, 10/25/27(c)	200	201,411
8.38%, 11/07/28(c)	200	204,965
Bapco Energies Sukuk Ltd., 5.25%, 04/08/29(c)	200	193,898
BKV Upstream Midstream LLC, 7.50%, 10/15/30(b)	155	158,874
Borr IHC Ltd./Borr Finance LLC
10.00%, 11/15/28(c)	341	355,829
10.38%, 11/15/30(c)	181	189,780
BP Capital Markets America, Inc.
1.75%, 08/10/30	300	268,905
3.63%, 04/06/30	380	369,891
3.94%, 09/21/28	210	208,494
4.23%, 11/06/28	699	698,582
4.70%, 04/10/29	415	419,788
4.87%, 11/25/29	250	253,999
4.97%, 10/17/29	245	249,928
5.02%, 11/17/27	410	415,140
BP Capital Markets PLC
3.28%, 09/19/27	459	453,720
3.72%, 11/28/28	275	271,196
Breakwater Energy Holdings SARL, 9.25%, 11/15/30(b)	255	271,611
California Resources Corp., 8.25%, 06/15/29(b)	162	168,998

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
Calumet Specialty Products Partners LP/Calumet Finance Corp.
9.75%, 07/15/28(b)	$105	$108,177
9.75%, 02/15/31(b)	155	164,210
Canadian Natural Resources Ltd.
3.85%, 06/01/27	457	454,561
5.00%, 12/15/29	235	238,426
Caturus Energy LLC
7.13%, 05/15/31(b)	30	30,074
8.50%, 02/15/30(b)	150	156,814
Chevron Corp.
2.00%, 05/11/27	540	529,435
2.24%, 05/11/30	515	475,926
Chevron USA, Inc.
1.02%, 08/12/27	280	269,685
3.25%, 10/15/29	185	179,260
3.85%, 01/15/28	106	105,702
3.95%, 08/13/27	260	259,943
4.05%, 08/13/28	210	209,770
4.30%, 10/15/30(g)	320	320,456
4.48%, 02/26/28	380	382,436
4.69%, 04/15/30	305	308,838
Chord Energy Corp., 6.00%, 10/01/30(b)	230	234,693
CNOOC Finance 2013 Ltd., 2.88%, 09/30/29	200	191,133
CNOOC Finance 2015 USA LLC, 4.38%, 05/02/28	400	400,692
CNX Resources Corp., 7.38%, 01/15/31(b)	160	164,840
Comstock Resources, Inc.
5.88%, 01/15/30(b)	315	305,108
6.75%, 03/01/29(b)	530	528,864
ConocoPhillips Co.
4.70%, 01/15/30	440	444,400
6.95%, 04/15/29	180	193,299
Constellation Oil Services Holding SA, 9.38%, 11/07/29(c)	200	209,637
Continental Resources, Inc./OK
4.38%, 01/15/28	345	343,324
5.75%, 01/15/31(b)	480	490,555
Coterra Energy, Inc.
3.90%, 05/15/27	92	91,555
4.38%, 03/15/29	110	109,526
Crescent Energy Finance LLC, 7.75%, 07/31/29(b)	100	100,550
CVR Energy, Inc.
5.75%, 02/15/28(b)	62	61,774
7.50%, 02/15/31(b)	180	182,250
DBR Land Holdings LLC, 6.25%, 12/01/30(b)	155	158,814
Devon Energy Corp.
4.50%, 01/15/30	210	209,206
5.25%, 10/15/27	185	185,041
5.88%, 06/15/28	50	50,009
Diamond Foreign Asset Co./Diamond Finance LLC, 8.50%, 10/01/30(b)	153	161,386
Diamondback Energy, Inc.
3.50%, 12/01/29	360	347,974
5.15%, 01/30/30	305	311,928
Ecopetrol SA
6.88%, 04/29/30	650	655,079
8.63%, 01/19/29	400	424,224
Empresa Nacional del Petroleo, 5.25%, 11/06/29(c)	200	202,107
Energian Israel Finance Ltd., 5.38%, 03/30/28(b)	200	197,082
Eni SpA
4.25%, 05/09/29(b)	370	367,692
Security	Par (000)	Value
Oil & Gas (continued)
Series X-R, 4.75%, 09/12/28(b)	$250	$251,530
Eni USA, Inc., 7.30%, 11/15/27	130	135,520
EnQuest PLC, 11.63%, 11/01/27(b)	125	128,633
EOG Resources, Inc.
4.38%, 04/15/30	235	234,256
4.40%, 07/15/28	275	275,672
4.40%, 01/15/31	70	69,490
EQT Corp.
3.90%, 10/01/27	157	155,365
4.75%, 01/15/31	360	358,214
5.00%, 01/15/29	135	136,112
5.70%, 04/01/28	185	188,566
7.00%, 02/01/30	150	160,304
7.50%, 06/01/30	150	162,870
Equinor ASA
2.38%, 05/22/30	300	277,744
3.13%, 04/06/30	547	522,997
3.63%, 09/10/28	1,025	1,014,659
4.25%, 06/02/28	225	225,514
4.50%, 09/03/30	50	50,166
6.50%, 12/01/28(b)	215	226,955
7.25%, 09/23/27	225	234,222
Expand Energy Corp.
5.38%, 02/01/29	330	330,084
5.38%, 03/15/30	445	449,474
Exxon Mobil Corp.
2.44%, 08/16/29	450	427,517
2.61%, 10/15/30	610	570,186
3.48%, 03/19/30	650	632,239
Global Marine, Inc., 7.00%, 06/01/28	95	95,827
Golar LNG Ltd., 7.50%, 10/02/30(c)	200	204,806
Gran Tierra Energy, Inc., 9.75%, 04/15/31(c)	200	182,606
GS Caltex Corp., 5.38%, 08/07/28(c)	200	203,420
Gulfport Energy Operating Corp., 6.75%, 09/01/29(b)	175	179,723
Helmerich & Payne, Inc.
4.65%, 12/01/27	105	105,180
4.85%, 12/01/29(g)	115	115,005
Hess Corp., 7.88%, 10/01/29	31	34,385
HF Sinclair Corp.
5.00%, 02/01/28	155	154,737
5.75%, 01/15/31	200	204,837
Hilcorp Energy I LP/Hilcorp Finance Co.
5.75%, 02/01/29(b)	200	199,938
6.00%, 04/15/30(b)	150	149,434
6.00%, 02/01/31(b)	185	182,982
6.25%, 11/01/28(b)	200	200,977
Hindustan Petroleum Corp. Ltd., 4.00%, 07/12/27(c)	200	198,412
Infinity Natural Resources LLC, 7.63%, 04/01/31(b)	165	167,885
Ithaca Energy North Sea PLC, 8.13%, 10/15/29(b)	230	239,785
KazMunayGas National Co. JSC, 5.38%, 04/24/30(c)	400	407,116
Kraken Oil & Gas Partners LLC, 7.63%, 08/15/29(b)	150	152,782
Leviathan Bond Ltd.
6.50%, 06/30/27(b)(c)	200	200,783
6.75%, 06/30/30(b)(c)	200	205,816
Marathon Petroleum Corp.
3.80%, 04/01/28	275	271,773
5.15%, 03/01/30	360	367,619
Nabors Industries, Inc., 9.13%, 01/31/30(b)	210	220,545
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
NAK Naftogaz Ukraine via Kondor Finance PLC, 7.63%, 11/08/28, (7.63% PIK)(c)(h)	$234	$179,597
Noble Finance II LLC, 8.00%, 04/15/30(b)	445	463,132
Occidental Petroleum Corp.
6.63%, 09/01/30	356	380,111
8.88%, 07/15/30	275	313,120
Oil India Ltd., 5.13%, 02/04/29(c)	200	201,535
OQ SAOC, 5.13%, 05/06/28(c)	200	200,452
Ovintiv, Inc., 8.13%, 09/15/30	15	16,860
Patterson-UTI Energy, Inc.
3.95%, 02/01/28	200	196,860
5.15%, 11/15/29	85	85,153
PBF Holding Co. LLC/PBF Finance Corp.
6.00%, 02/15/28	299	298,869
7.88%, 09/15/30(b)	150	153,638
9.88%, 03/15/30(b)	215	230,948
Permian Resources Operating LLC, 5.88%, 07/01/29(b)	225	225,199
Pertamina Hulu Energi PT, 5.25%, 05/21/30(c)	400	403,714
Pertamina Persero PT
2.30%, 02/09/31(c)	200	177,209
3.10%, 01/21/30(c)	200	187,316
3.10%, 08/27/30(c)	200	185,388
3.65%, 07/30/29(c)	200	192,888
Petrobras Global Finance BV
5.13%, 09/10/30	400	396,025
6.00%, 01/27/28(g)	550	559,295
Petroleos Mexicanos
5.35%, 02/12/28	350	349,202
5.95%, 01/28/31	1,200	1,173,815
6.50%, 01/23/29	400	407,364
6.84%, 01/23/30	800	813,918
8.75%, 06/02/29	500	535,111
Petronas Capital Ltd.
3.50%, 04/21/30(c)	600	580,504
4.95%, 01/03/31(c)	600	613,162
Petronas Energy Canada Ltd., 2.11%, 03/23/28(c)	200	191,832
Phillips 66
2.15%, 12/15/30	310	278,409
3.90%, 03/15/28	355	351,611
Phillips 66 Co.
3.15%, 12/15/29	185	176,444
3.75%, 03/01/28	85	83,998
4.95%, 12/01/27	255	257,136
Series A, 5.88%, 03/15/56, (5-year CMT + 2.28%)(a)	300	298,786
Pioneer Natural Resources Co., 1.90%, 08/15/30	385	347,761
Precision Drilling Corp., 6.88%, 01/15/29(b)	130	131,158
PTTEP Treasury Center Co. Ltd., 2.59%, 06/10/27(c)	200	195,721
Puma International Financing SA, 7.75%, 04/25/29(b)	200	205,581
Range Resources Corp., 4.75%, 02/15/30(b)	160	157,055
Reliance Industries Ltd., 3.67%, 11/30/27(c)	250	246,578
Repsol E&P Capital Markets U.S. LLC, 5.20%, 09/16/30(b)	200	202,449
SA Global Sukuk Ltd.
4.13%, 09/17/30(c)	600	582,598
4.25%, 10/02/29(c)	800	787,247
Santos Finance Ltd.
3.65%, 04/29/31(b)	300	281,652
Security	Par (000)	Value
Oil & Gas (continued)
5.25%, 03/13/29(c)	$300	$302,909
Saturn Oil & Gas, Inc., 9.63%, 06/15/29(b)(g)	177	185,517
Saudi Arabian Oil Co.
3.50%, 04/16/29(c)	1,000	967,047
4.38%, 02/02/31(c)	400	392,516
4.75%, 06/02/30(c)	600	598,439
Seadrill Finance Ltd., 8.38%, 08/01/30(b)	200	209,166
SEPLAT Energy PLC, 9.13%, 03/21/30(c)	200	212,878
Shell Finance U.S., Inc.
2.38%, 11/07/29	355	333,187
2.75%, 04/06/30	455	428,738
3.88%, 11/13/28(b)	480	476,512
4.13%, 11/06/30	355	350,865
Shell International Finance BV
2.38%, 11/07/29	45	42,206
2.75%, 04/06/30	150	141,633
SierraCol Energy Andina LLC/SierraCol Energy Arauca/Colombia Energy Development, 9.00%, 11/14/30(c)	200	202,717
Sinopec Group Overseas Development 2018 Ltd.
2.30%, 01/08/31(c)	400	368,495
2.70%, 05/13/30(c)	400	378,371
2.95%, 08/08/29(c)	200	192,192
2.95%, 11/12/29(c)	400	383,238
4.25%, 09/12/28(c)	600	601,292
SM Energy Co.
6.50%, 07/15/28	120	120,212
6.75%, 08/01/29(b)	230	235,955
8.63%, 11/01/30(b)	310	327,983
Sonangol Finance Ltd., 10.00%, 01/29/31(b)	200	203,669
Sunoco LP
4.50%, 10/01/29(b)	240	235,039
4.63%, 05/01/30(b)	255	248,018
5.38%, 07/15/31(b)	100	99,570
5.63%, 03/15/31(b)	300	300,981
5.88%, 07/15/27(b)	175	175,078
7.00%, 05/01/29(b)	210	216,746
Sunoco LP/Sunoco Finance Corp.
4.50%, 05/15/29	240	235,623
4.50%, 04/30/30	230	223,408
5.88%, 03/15/28	125	125,140
7.00%, 09/15/28(b)	170	174,133
Talos Production, Inc.
9.00%, 02/01/29(b)	205	214,021
9.38%, 02/01/31(b)	190	202,051
Tecpetrol SA, 7.63%, 11/03/30(c)	400	410,213
Tengizchevroil Finance Co. International Ltd., 3.25%, 08/15/30(c)	200	186,453
TGNR Intermediate Holdings LLC, 5.50%, 10/15/29(b)	225	222,108
Thaioil Treasury Center Co. Ltd.
4.63%, 11/20/28(c)	200	198,646
6.10%(a)(c)(i)	200	195,996
TotalEnergies Capital International SA
2.83%, 01/10/30	440	417,518
3.46%, 02/19/29	445	437,018
TotalEnergies Capital SA, 3.88%, 10/11/28	365	363,441
TotalEnergies Capital USA LLC, 4.25%, 01/13/31	585	578,819
TPAO Varlik Kiralama ASA, 6.30%, 03/04/31(c)	200	197,288
Transocean Aquila Ltd., 8.00%, 09/30/28(b)(g)	74	75,890

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
Transocean International Ltd.
7.50%, 04/15/31	$115	$118,359
8.25%, 05/15/29(b)	270	280,485
8.75%, 02/15/30(b)	255	267,574
Trident Energy Finance PLC, 12.50%, 11/30/29(c)	200	214,076
Uzbekneftegaz JSC, 8.75%, 05/07/30(c)	400	429,525
Valaris Ltd., 8.38%, 04/30/30(b)	340	354,507
Valero Energy Corp.
2.15%, 09/15/27	200	194,061
4.00%, 04/01/29	135	133,346
4.35%, 06/01/28	180	179,971
5.15%, 02/15/30	165	168,422
Var Energi ASA
5.00%, 05/18/27(b)	200	200,836
5.88%, 05/22/30(b)	200	206,726
7.50%, 01/15/28(b)	320	333,877
Vermilion Energy, Inc., 6.88%, 05/01/30(b)	125	126,517
Viper Energy Partners LLC, 4.90%, 08/01/30	75	75,029
W&T Offshore, Inc., 10.75%, 02/01/29(b)	115	119,360
Wildfire Intermediate Holdings LLC, 7.50%, 10/15/29(b)	195	200,783
Woodside Finance Ltd.
3.70%, 03/15/28(b)	195	192,147
4.50%, 03/04/29(b)	530	527,909
4.90%, 05/19/28	20	20,146
5.40%, 05/19/30	370	377,679
YPF SA
6.95%, 07/21/27(c)	201	201,936
9.50%, 01/17/31(c)	200	213,229
		64,026,694
Oil & Gas Services — 0.1%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.
3.14%, 11/07/29	115	110,576
3.34%, 12/15/27	515	507,586
4.05%, 03/11/29	195	193,592
4.49%, 05/01/30	165	165,009
CHC Group LLC, 11.75%, 09/01/30(b)	160	144,449
Enerflex, Inc., 6.88%, 01/15/31(b)	125	128,653
Halliburton Co., 2.92%, 03/01/30	270	254,439
Helix Energy Solutions Group, Inc., 9.75%, 03/01/29(b)	105	110,378
Kodiak Gas Services LLC, 5.88%, 04/01/31(b)	300	301,992
NOV, Inc., 3.60%, 12/01/29	155	149,920
Oceaneering International, Inc., 6.00%, 02/01/28	240	241,513
PRIO Luxembourg Holding SARL, 6.75%, 10/15/30(c)	200	199,586
Schlumberger Holdings Corp.
2.65%, 06/26/30(b)	215	200,237
3.90%, 05/17/28(b)	160	158,808
4.30%, 05/01/29(b)	325	324,437
4.50%, 05/15/28(b)	475	476,775
5.00%, 05/29/27(b)	190	191,538
5.00%, 11/15/29(b)	130	132,526
Schlumberger Investment SA
2.65%, 06/26/30	65	60,780
4.55%, 05/07/31	100	99,827
SESI LLC, 7.88%, 09/30/30(b)	180	185,490
TGS ASA, 8.50%, 01/15/30(b)	200	210,150
Tidewater, Inc., 9.13%, 07/15/30(b)	195	209,945
Security	Par (000)	Value
Oil & Gas Services (continued)
USA Compression Partners LP/USA Compression Finance Corp., 7.13%, 03/15/29(b)	$325	$335,902
Viridien, 10.00%, 10/15/30(b)	200	214,771
WBI Operating LLC, 6.25%, 10/15/30(b)	250	253,577
		5,562,456
Packaging & Containers — 0.2%
Amcor Finance USA, Inc., 4.50%, 05/15/28	155	155,149
Amcor Flexibles North America, Inc.
2.63%, 06/19/30	150	138,582
4.25%, 03/08/29	145	143,762
4.80%, 03/17/28	270	271,523
5.10%, 03/17/30	220	222,719
Amcor Group Finance PLC, 5.45%, 05/23/29	217	222,124
Ardagh Group SA, 9.50%, 12/01/30(b)	480	509,374
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
3.25%, 09/01/28(b)	200	191,277
4.00%, 09/01/29(b)	300	280,254
6.25%, 01/30/31(b)	200	201,444
Ball Corp.
2.88%, 08/15/30	350	318,782
6.00%, 06/15/29	315	320,448
Berry Global, Inc., 5.50%, 04/15/28	150	152,737
Canpack SA/Canpack U.S. LLC, 3.88%, 11/15/29(c)	200	189,087
Cascades, Inc./Cascades USA, Inc.
5.38%, 01/15/28(b)	205	201,571
6.75%, 07/15/30(b)	115	116,121
CCL Industries, Inc., 3.05%, 06/01/30(b)	215	201,337
Clearwater Paper Corp., 4.75%, 08/15/28(b)	95	83,559
Clydesdale Acquisition Holdings, Inc.
6.63%, 04/15/29(b)	180	177,110
6.88%, 01/15/30(b)	165	161,689
8.75%, 04/15/30(b)	330	299,362
Crown Americas LLC, 5.25%, 04/01/30	150	150,462
Graphic Packaging International LLC
3.50%, 03/15/28(b)	145	140,195
3.50%, 03/01/29(b)	105	99,442
3.75%, 02/01/30(b)(g)	125	116,657
4.75%, 07/15/27(b)	130	129,031
Iris Holding, Inc., 10.00%, 12/15/28(b)(g)	130	110,529
Klabin Austria GmbH
3.20%, 01/12/31(c)	200	180,859
5.75%, 04/03/29(c)	200	202,199
Mauser Packaging Solutions Holding Co.
7.88%, 04/15/30(b)	810	818,774
9.25%, 04/15/30(b)	400	381,019
OI European Group BV, 4.75%, 02/15/30(b)	140	129,841
Owens-Brockway Glass Container, Inc., 6.63%, 05/13/27(b)	200	200,069
Packaging Corp. of America
3.00%, 12/15/29	150	142,602
3.40%, 12/15/27	160	157,600
Silgan Holdings, Inc., 4.13%, 02/01/28	190	186,723
Smurfit Kappa Treasury ULC, 5.20%, 01/15/30	200	203,884
Sonoco Products Co.
3.13%, 05/01/30	180	169,581
4.60%, 09/01/29	180	179,649
Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan FinCo U.S. LLC, 9.50%, 05/15/30(b)	275	241,197
Trident TPI Holdings, Inc., 12.75%, 12/31/28(b)	205	205,671
TriMas Corp., 4.13%, 04/15/29(b)	130	124,823
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Packaging & Containers (continued)
Trivium Packaging Finance BV
8.25%, 07/15/30(b)	$180	$188,102
12.25%, 01/15/31(b)	200	218,085
WestRock MWV LLC, 8.20%, 01/15/30	165	184,649
WRKCo, Inc.
3.90%, 06/01/28	240	237,239
4.00%, 03/15/28	170	168,805
4.90%, 03/15/29	220	221,786
		10,047,484
Pharmaceuticals — 1.1%
AbbVie, Inc.
3.20%, 11/21/29	1,730	1,663,917
3.78%, 03/03/28	325	322,979
4.13%, 03/15/31	865	851,613
4.25%, 11/14/28	565	566,051
4.65%, 03/15/28	435	438,706
4.80%, 03/15/29	810	821,822
4.88%, 03/15/30	390	396,872
4.95%, 03/15/31	600	612,151
Accendra Health, Inc.
4.50%, 03/31/29(b)(g)	185	124,342
6.63%, 04/01/30(b)	170	91,025
AdaptHealth LLC
4.63%, 08/01/29(b)	160	154,745
5.13%, 03/01/30(b)	200	194,544
6.13%, 08/01/28(b)	65	65,039
Astrazeneca Finance LLC
1.75%, 05/28/28	465	442,993
4.00%, 03/02/31	330	323,746
4.85%, 02/26/29	360	365,655
4.88%, 03/03/28	390	395,439
4.90%, 03/03/30	200	203,875
AstraZeneca PLC
1.38%, 08/06/30	415	367,419
3.13%, 06/12/27	100	99,095
4.00%, 01/17/29	340	338,526
Bausch Health Companies, Inc.
4.88%, 06/01/28(b)	131	123,064
5.00%, 01/30/28(b)	135	115,502
5.00%, 02/15/29(b)	225	161,626
5.25%, 01/30/30(b)	225	146,311
5.25%, 02/15/31(b)	150	89,674
6.25%, 02/15/29(b)	245	180,374
7.00%, 01/15/28(b)	60	53,024
7.25%, 05/30/29(b)	100	74,010
11.00%, 09/30/28(b)	222	230,921
14.00%, 10/15/30(b)	100	96,332
Bayer Corp., 6.65%, 02/15/28(b)	115	119,117
Bayer U.S. Finance II LLC, 4.38%, 12/15/28(b)	1,015	1,006,604
Bayer U.S. Finance LLC
6.25%, 01/21/29(b)	335	347,197
6.38%, 11/21/30(b)	205	216,099
Becton Dickinson & Co.
1.96%, 02/11/31	205	181,094
2.82%, 05/20/30	210	196,293
3.70%, 06/06/27	652	647,435
4.69%, 02/13/28	350	351,279
4.87%, 02/08/29	150	151,459
BellRing Brands, Inc., 7.00%, 03/15/30(b)	255	258,918
Bristol-Myers Squibb Co.
1.13%, 11/13/27	380	363,632
Security	Par (000)	Value
Pharmaceuticals (continued)
1.45%, 11/13/30	$350	$308,050
3.40%, 07/26/29	690	671,258
3.45%, 11/15/27	180	178,322
5.10%, 02/22/31	405	415,654
Cardinal Health, Inc.
3.41%, 06/15/27	367	363,107
4.50%, 09/15/30	155	154,172
5.00%, 11/15/29	265	268,705
5.13%, 02/15/29	245	248,992
Cencora, Inc.
2.70%, 03/15/31	5	4,566
2.80%, 05/15/30	150	140,106
3.45%, 12/15/27	210	206,792
3.95%, 02/13/29	130	128,130
4.25%, 11/15/30	450	442,378
4.63%, 12/15/27	135	135,483
4.85%, 12/15/29	160	161,850
CVS Health Corp.
1.30%, 08/21/27	682	655,214
1.75%, 08/21/30	405	358,277
1.88%, 02/28/31	310	271,776
3.25%, 08/15/29	640	614,200
3.75%, 04/01/30	455	440,766
4.30%, 03/25/28	1,520	1,514,816
5.00%, 01/30/29	410	414,973
5.13%, 02/21/30	480	487,945
5.25%, 01/30/31	290	295,933
5.40%, 06/01/29	365	373,343
6.25%, 06/01/27	115	117,184
7.00%, 03/10/55, (5-year CMT + 2.89%)(a)	730	757,428
Elanco Animal Health, Inc., 6.40%, 08/28/28	255	261,635
Eli Lilly & Co.
3.10%, 05/15/27	115	114,064
3.38%, 03/15/29	330	322,965
4.00%, 10/15/28	365	364,274
4.15%, 08/14/27	270	270,475
4.20%, 08/14/29	295	294,652
4.25%, 03/15/31	225	223,688
4.50%, 02/09/29	325	327,867
4.55%, 02/12/28	395	397,850
4.75%, 02/12/30	465	472,601
EMD Finance LLC
4.13%, 08/15/28(b)	160	158,951
4.38%, 10/15/30(b)	305	301,711
Endo Finance Holdings LP, 8.50%, 04/15/31(b)	300	318,078
GlaxoSmithKline Capital PLC, 3.38%, 06/01/29	350	340,943
GlaxoSmithKline Capital, Inc.
3.88%, 05/15/28	590	586,689
4.50%, 04/15/30	170	170,990
Grifols SA, 4.75%, 10/15/28(b)	230	226,772
Harrow, Inc., 8.63%, 09/15/30(b)	55	56,844
Hikma Finance USA LLC, 5.13%, 07/08/30(c)	200	199,526
HLF Financing SARL LLC/Herbalife International, Inc., 4.88%, 06/01/29(b)	200	188,166
Jazz Securities DAC, 4.38%, 01/15/29(b)	450	440,204
Johnson & Johnson
0.95%, 09/01/27	420	404,036
1.30%, 09/01/30	535	475,824
2.90%, 01/15/28	560	550,075
4.55%, 03/01/28	205	207,063
4.70%, 03/01/30	425	433,995

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
4.80%, 06/01/29	$420	$429,484
6.95%, 09/01/29	270	294,912
McKesson Corp.
3.95%, 02/16/28	120	119,154
4.25%, 09/15/29	185	184,372
4.65%, 05/30/30	210	211,365
4.90%, 07/15/28	145	147,103
Merck & Co., Inc.
1.45%, 06/24/30	355	316,059
1.70%, 06/10/27	560	546,366
1.90%, 12/10/28	390	368,780
3.40%, 03/07/29	590	577,536
3.85%, 09/15/27	240	239,509
3.85%, 03/15/29	125	123,938
4.05%, 05/17/28	245	245,069
4.15%, 09/15/30	250	248,372
4.15%, 03/15/31	310	305,868
4.30%, 05/17/30	420	419,212
Merck Sharp & Dohme Corp., 5.95%, 12/01/28	170	177,579
Mylan, Inc., 4.55%, 04/15/28	210	209,080
Novartis Capital Corp.
2.20%, 08/14/30	640	585,996
3.10%, 05/17/27	380	377,048
3.80%, 09/18/29	305	300,692
3.90%, 11/05/28	180	178,982
4.10%, 03/16/29	230	229,333
4.10%, 11/05/30	685	676,060
4.40%, 03/18/31	470	469,256
Organon & Co./Organon Foreign Debt Co-Issuer BV
4.13%, 04/30/28(b)	655	646,888
5.13%, 04/30/31(b)	550	546,513
Pfizer Investment Enterprises Pte. Ltd.
4.45%, 05/19/28	1,310	1,315,980
4.65%, 05/19/30	900	906,033
Pfizer, Inc.
1.70%, 05/28/30	300	270,067
2.63%, 04/01/30	410	384,261
3.45%, 03/15/29	560	549,262
3.60%, 09/15/28	320	316,563
3.88%, 11/15/27	160	159,614
4.20%, 11/15/30	450	446,155
Pharmacia LLC, 6.60%, 12/01/28	220	232,166
Sanofi SA
3.63%, 06/19/28	95	94,057
3.75%, 11/03/27	175	174,352
3.80%, 11/03/28	150	148,873
Takeda Pharmaceutical Co. Ltd.
2.05%, 03/31/30	780	709,602
5.00%, 11/26/28	570	577,294
Teva Pharmaceutical Finance Netherlands III BV
5.13%, 05/09/29	400	400,789
6.75%, 03/01/28	400	410,660
Teva Pharmaceutical Finance Netherlands IV BV, 5.75%, 12/01/30	200	204,908
Viatris, Inc.
2.30%, 06/22/27	290	281,923
2.70%, 06/22/30	430	391,866
Zoetis, Inc.
2.00%, 05/15/30	200	181,641
3.00%, 09/12/27	272	267,432
3.90%, 08/20/28	155	153,316
Security	Par (000)	Value
Pharmaceuticals (continued)
4.15%, 08/17/28	$160	$159,176
		50,100,393
Pipelines — 0.9%
Abu Dhabi Crude Oil Pipeline LLC, 3.65%, 11/02/29(c)	200	193,174
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.38%, 06/15/29(b)	250	249,721
5.75%, 01/15/28(b)	240	240,020
Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.00%, 07/15/29(b)	135	139,675
Boardwalk Pipelines LP
3.40%, 02/15/31	2	1,870
4.45%, 07/15/27	210	209,730
4.80%, 05/03/29	150	150,470
Buckeye Partners LP
4.13%, 12/01/27	190	187,468
4.50%, 03/01/28(b)	175	173,456
6.75%, 02/01/30(b)	145	149,925
6.88%, 07/01/29(b)	190	196,208
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/29	270	262,337
5.13%, 06/30/27	447	449,022
Cheniere Energy Partners LP
4.00%, 03/01/31	405	390,002
4.50%, 10/01/29	545	542,175
Cheniere Energy, Inc., 4.63%, 10/15/28	580	577,790
CNPC Global Capital Ltd., 2.00%, 06/23/30(c)	200	183,309
CNX Midstream Partners LP, 4.75%, 04/15/30(b)	125	120,982
Colonial Enterprises, Inc., 3.25%, 05/15/30(b)	155	145,312
Columbia Pipelines Holding Co. LLC, 6.04%, 08/15/28(b)	290	299,136
Columbia Pipelines Operating Co. LLC, 5.93%, 08/15/30(b)	210	219,593
DCP Midstream Operating LP
5.13%, 05/15/29	175	177,486
5.63%, 07/15/27	269	271,596
Delek Logistics Partners LP/Delek Logistics Finance Corp.
7.13%, 06/01/28(b)	165	165,168
8.63%, 03/15/29(b)	315	328,526
DT Midstream, Inc., 4.13%, 06/15/29(b)	395	386,715
Eastern Gas Transmission & Storage, Inc., 3.00%, 11/15/29	130	123,244
Enbridge, Inc.
3.13%, 11/15/29	370	353,072
3.70%, 07/15/27	300	297,587
4.20%, 11/20/28	155	154,019
4.50%, 02/15/31	150	148,351
4.60%, 06/20/28	120	120,343
4.85%, 03/27/31	225	225,942
4.90%, 06/20/30	175	176,497
5.30%, 04/05/29	250	255,280
6.00%, 11/15/28	240	248,957
6.20%, 11/15/30	290	306,977
7.38%, 03/15/55, (5-year CMT + 3.12%)(a)	135	142,838
Energy Transfer LP
3.75%, 05/15/30	480	464,237
4.00%, 10/01/27	325	323,139
4.15%, 09/15/29	190	187,279
4.55%, 01/15/31	325	322,221
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
4.95%, 05/15/28	$140	$141,183
4.95%, 06/15/28	240	242,232
5.20%, 04/01/30	220	224,831
5.25%, 04/15/29	425	433,010
5.25%, 07/01/29	320	326,740
5.50%, 06/01/27	204	205,852
5.55%, 02/15/28	515	524,112
6.00%, 02/01/29(b)	315	317,777
6.10%, 12/01/28	300	311,162
6.50%, 02/15/56, (5-year CMT + 2.68%)(a)	300	300,374
7.13%, 10/01/54, (5-year CMT + 2.83%)(a)	100	102,688
8.00%, 05/15/54, (5-year CMT + 4.02%)(a)	290	307,661
Enterprise Products Operating LLC
2.80%, 01/31/30	450	425,211
3.13%, 07/31/29	355	342,386
4.15%, 10/16/28	290	289,579
4.30%, 06/20/28	270	270,100
4.60%, 01/15/31	450	450,717
5.38%, 02/15/78, (3-mo. CME Term SOFR + 2.83%)(a)	220	219,304
Series E, 5.25%, 08/16/77, (3-mo. CME Term SOFR + 3.29%)(a)	305	304,118
Excelerate Energy LP, 8.00%, 05/15/30(b)	240	254,450
Florida Gas Transmission Co. LLC, 2.55%, 07/01/30(b)	155	142,783
Genesis Energy LP/Genesis Energy Finance Corp.
8.25%, 01/15/29	205	212,835
8.88%, 04/15/30	150	157,173
Global Partners LP/GLP Finance Corp., 6.88%, 01/15/29	105	105,927
Gray Oak Pipeline LLC, 3.45%, 10/15/27(b)	15	14,719
Harvest Midstream I LP, 7.50%, 09/01/28(b)	265	267,074
Hess Midstream Operations LP
4.25%, 02/15/30(b)	225	218,293
5.13%, 06/15/28(b)	170	169,367
5.88%, 03/01/28(b)	260	262,806
6.50%, 06/01/29(b)	170	174,151
ITT Holdings LLC, 6.50%, 08/01/29(b)	375	369,583
Kinder Morgan, Inc.
2.00%, 02/15/31	5	4,431
4.30%, 03/01/28	490	490,029
5.00%, 02/01/29	430	436,477
5.10%, 08/01/29	180	183,252
5.15%, 06/01/30	595	608,154
Kinetik Holdings LP
5.88%, 06/15/30(b)	300	300,983
6.63%, 12/15/28(b)	315	321,370
Martin Midstream Partners LP/Martin Midstream Finance Corp., 11.50%, 02/15/28(b)	135	139,067
Midwest Connector Capital Co. LLC, 4.63%, 04/01/29(b)	245	243,614
MPLX LP
2.65%, 08/15/30	455	419,859
4.00%, 03/15/28	185	183,565
4.25%, 12/01/27	285	284,251
4.80%, 02/15/29	265	266,927
4.80%, 02/15/31	400	400,917
New Fortress Energy, Inc., 8.75%, 03/15/29(b)(d)(f)	25	4,463
NFE Financing LLC, 12.00%, 11/15/29(b)(d)(f)	895	406,170
NGL Energy Operating LLC/NGL Energy Finance Corp., 8.13%, 02/15/29(b)	280	290,429
Security	Par (000)	Value
Pipelines (continued)
NGPL PipeCo LLC, 4.88%, 08/15/27(b)	$162	$162,208
NuStar Logistics LP, 6.38%, 10/01/30	180	187,084
ONEOK, Inc.
3.10%, 03/15/30	210	198,303
3.25%, 06/01/30	165	156,272
3.40%, 09/01/29	205	197,282
4.00%, 07/13/27	155	154,129
4.25%, 09/24/27	340	339,034
4.35%, 03/15/29	255	253,429
4.40%, 10/15/29	225	223,586
4.55%, 07/15/28	295	295,050
5.38%, 06/01/29	170	173,314
5.63%, 01/15/28(b)	218	220,629
5.65%, 11/01/28	260	266,630
6.35%, 01/15/31	250	265,510
6.50%, 09/01/30(b)	390	411,948
Peru LNG SRL, 5.38%, 03/22/30(c)	267	258,890
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29	280	271,096
3.80%, 09/15/30	270	260,101
4.70%, 01/15/31	300	299,296
Prairie Acquiror LP, 9.00%, 08/01/29(b)	145	151,574
QazaqGaz NC JSC, 4.38%, 09/26/27(c)	200	199,564
Rockies Express Pipeline LLC
4.80%, 05/15/30(b)	105	102,337
4.95%, 07/15/29(b)	170	167,971
Sabal Trail Transmission LLC, 4.25%, 05/01/28(b)	75	74,312
Sabine Pass Liquefaction LLC
4.20%, 03/15/28	515	512,683
4.50%, 05/15/30	630	629,177
South Bow Canadian Infrastructure Holdings Ltd., 7.63%, 03/01/55, (5-year CMT + 3.95%)(a)	100	104,091
South Bow USA Infrastructure Holdings LLC
4.91%, 09/01/27	305	306,094
5.03%, 10/01/29	305	307,020
Summit Midstream Holdings LLC, 8.63%, 10/31/29(b)	225	235,219
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
5.50%, 01/15/28(b)	245	244,418
6.00%, 12/31/30(b)	220	221,090
7.38%, 02/15/29(b)	255	262,574
Targa Resources Corp.
4.35%, 01/15/29	150	149,314
4.35%, 04/15/31	100	98,008
4.90%, 09/15/30	260	261,910
5.20%, 07/01/27	247	248,816
6.15%, 03/01/29	345	359,466
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.88%, 02/01/31	20	19,980
5.00%, 01/15/28	405	404,467
5.50%, 03/01/30	455	460,521
TC PipeLines LP, 3.90%, 05/25/27	128	127,132
Tennessee Gas Pipeline Co. LLC
2.90%, 03/01/30(b)	340	319,402
7.00%, 10/15/28	40	42,304
Texas Eastern Transmission LP, 3.50%, 01/15/28(b)	125	122,978
TransCanada PipeLines Ltd.
4.10%, 04/15/30	405	397,052
4.25%, 05/15/28	515	512,963

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
7.00%, 06/01/65, (5-year CMT + 2.61%)(a)	$155	$159,745
Transcontinental Gas Pipe Line Co. LLC
3.25%, 05/15/30	230	219,138
4.00%, 03/15/28	50	49,634
TransMontaigne Partners LLC, 8.50%, 06/15/30(b)	150	154,981
Transportadora de Gas del Peru SA, 4.25%, 04/30/28(c)	80	79,596
Transportadora de Gas Internacional SA ESP, 5.55%, 11/01/28(c)	200	200,551
Valero Energy Partners LP, 4.50%, 03/15/28	235	234,948
Venture Global Calcasieu Pass LLC
6.25%, 01/15/30(b)	310	319,101
3.88%, 08/15/29(b)	410	392,669
Venture Global LNG, Inc.
7.00%, 01/15/30(b)	450	463,254
8.13%, 06/01/28(b)	727	743,665
9.50%, 02/01/29(b)	915	998,722
Venture Global Plaquemines LNG LLC, 6.13%, 12/15/30(b)	530	546,528
Western Midstream Operating LP
4.05%, 02/01/30	335	326,066
4.50%, 03/01/28	85	84,915
4.75%, 08/15/28	185	185,579
4.80%, 03/01/31	65	64,575
6.35%, 01/15/29	220	228,930
7.25%, 04/01/30(b)	155	163,478
Whistler Pipeline LLC, 5.40%, 09/30/29(b)	105	107,384
Williams Companies, Inc.(The)
2.60%, 03/15/31	200	181,540
3.50%, 11/15/30	385	366,450
3.75%, 06/15/27	557	553,227
4.63%, 06/30/30	205	204,725
4.90%, 03/15/29	445	449,688
5.30%, 08/15/28	285	290,396
Series A, 7.50%, 01/15/31	150	167,472
		42,906,190
Private Equity — 0.0%
Apollo Management Holdings LP
2.65%, 06/05/30(b)	165	151,660
4.87%, 02/15/29(b)	290	290,145
Carlyle Finance Subsidiary LLC, 3.50%, 09/19/29(b)(g)	160	154,061
KKR Group Finance Co. VI LLC, 3.75%, 07/01/29(b)	265	257,012
		852,878
Real Estate — 0.3%
Aldar Sukuk No. 2 Ltd., 3.88%, 10/22/29(c)	200	192,998
Alpha Star Holding IX Ltd., 7.00%, 08/26/28(c)	200	198,647
Alpha Star Holding X Ltd., 6.13%, 08/05/29(c)	200	192,832
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp., 7.00%, 04/15/30(b)	210	210,489
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp.
5.25%, 04/15/30(b)(g)	145	138,347
5.75%, 01/15/29(b)	170	166,576
9.75%, 04/15/30(b)	150	160,249
Arabian Centres Sukuk III Ltd., 9.50%, 03/06/29(c)	200	207,153
Arada Sukuk 2 Ltd., 8.00%, 06/24/29(c)	200	202,017
Binghatti Sukuk 2 SPV Ltd., 8.13%, 08/07/30(c)	200	181,240
CBRE Services, Inc.
2.50%, 04/01/31	200	179,523
Security	Par (000)	Value
Real Estate (continued)
4.80%, 06/15/30	$135	$135,343
5.50%, 04/01/29	110	112,704
Central Plaza Development Ltd., 6.80%, 04/07/29(c)	200	199,706
China Overseas Finance Cayman VII Ltd., 4.75%, 04/26/28(c)	200	200,457
China Overseas Finance Cayman VIII Ltd.
2.75%, 03/02/30(c)	200	185,094
3.45%, 07/15/29(c)	200	193,005
China Resources Land Ltd., 4.13%, 02/26/29(c)	200	197,008
CoreLogic, Inc., 4.50%, 05/01/28(b)	235	228,534
CoStar Group, Inc., 2.80%, 07/15/30(b)	310	280,884
Cushman & Wakefield U.S. Borrower LLC, 6.75%, 05/15/28(b)	225	224,991
Dar Al-Arkan Sukuk Co. Ltd.
7.25%, 07/02/30(c)	200	202,587
8.00%, 02/25/29(c)	200	206,541
Elect Global Investments Ltd., 7.20%, (5-year CMT + 3.28%)(a)(c)(i)	200	210,571
Emaar Sukuk Ltd., 3.88%, 09/17/29(c)	200	193,412
Esic Sukuk Ltd., 5.83%, 02/14/29(c)	200	200,784
Five Point Operating Co. LP, 8.00%, 10/01/30(b)	135	138,418
Franshion Brilliant Ltd., 4.25%, 07/23/29(c)	200	185,526
Greentown China Holdings Ltd., 8.45%, 02/24/28(c)	200	202,733
Greystar Real Estate Partners LLC, 7.75%, 09/01/30(b)	115	119,861
Hongkong Land Finance Cayman Islands Co. Ltd. (The), 2.88%, 05/27/30(c)	200	188,157
Howard Hughes Corp.(The)
4.13%, 02/01/29(b)	205	197,595
4.38%, 02/01/31(b)	195	182,775
Hunt Companies, Inc., 5.25%, 04/15/29(b)	215	208,389
Huzhou City Investment Development Group Co. Ltd., 4.70%, 12/05/27(c)	400	400,896
Hysan MTN Ltd., 2.88%, 06/02/27(c)	200	196,039
Jones Lang LaSalle, Inc., 6.88%, 12/01/28	160	168,380
Kennedy-Wilson, Inc.
4.75%, 03/01/29	205	203,149
4.75%, 02/01/30	180	177,980
Longfor Group Holdings Ltd.
3.95%, 09/16/29(c)	400	327,795
4.50%, 01/16/28(c)	200	184,985
MAF Sukuk Ltd.
3.93%, 02/28/30(c)	200	191,277
4.64%, 05/14/29(c)	200	197,170
Mitsui Fudosan Co. Ltd.
3.65%, 07/20/27(b)	200	198,029
3.95%, 01/24/29(b)	200	196,517
Nan Fung Treasury Ltd.
3.63%, 08/27/30(c)	200	188,485
3.88%, 10/03/27(c)	200	197,365
Newmark Group, Inc., 7.50%, 01/12/29	180	189,519
Omniyat Sukuk 1 Ltd.
7.25%, 03/04/31(c)	200	178,384
8.38%, 05/06/28(c)	200	195,588
Ontario Teachers' Cadillac Fairview Properties Trust, 4.13%, 02/01/29(b)	315	311,095
Sobha Sukuk I Holding Ltd., 7.13%, 09/11/30(c)	200	187,914
Sobha Sukuk Ltd.
8.00%, 02/19/29(c)	200	196,484
8.75%, 07/17/28(c)	200	199,064
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate (continued)
Sun Hung Kai Properties Capital Market Ltd.
2.75%, 05/13/30(c)	$200	$187,103
2.88%, 01/21/30(c)	200	188,990
3.75%, 02/25/29(c)	200	196,167
Swire Pacific Mtn Financing HK Ltd., 2.88%, 01/30/30(c)	200	190,098
Swire Properties MTN Financing Ltd., 4.25%, 01/13/31(c)	200	198,209
Vanke Real Estate Hong Kong Co. Ltd., 3.98%, 11/09/27(c)(d)(f)	400	158,950
Wharf REIC Finance BVI Ltd., 3.50%, 01/17/28(c)	200	196,554
Wuhan Urban Construction Group Co. Ltd., 5.70%, 06/24/27(c)	200	202,944
		12,230,276
Real Estate Investment Trusts — 1.1%
Agree LP, 2.00%, 06/15/28	105	99,734
Alexandria Real Estate Equities, Inc.
2.75%, 12/15/29	140	130,426
3.95%, 01/15/28	358	354,745
4.50%, 07/30/29	105	104,140
4.70%, 07/01/30	165	163,546
4.90%, 12/15/30	200	199,973
American Homes 4 Rent LP
4.25%, 02/15/28	175	173,928
4.90%, 02/15/29	120	120,727
4.95%, 06/15/30	205	206,132
American Tower Corp.
1.50%, 01/31/28	175	166,448
1.88%, 10/15/30	10	8,882
2.10%, 06/15/30	335	302,878
2.70%, 04/15/31	200	181,858
2.90%, 01/15/30	210	197,664
3.55%, 07/15/27	204	202,028
3.60%, 01/15/28	230	226,765
3.80%, 08/15/29	585	571,701
3.95%, 03/15/29	230	226,479
4.90%, 03/15/30	320	323,132
5.00%, 01/31/30	245	248,156
5.20%, 02/15/29	230	233,998
5.25%, 07/15/28	200	203,130
5.50%, 03/15/28	340	346,063
5.80%, 11/15/28	295	303,863
Apollo Commercial Real Estate Finance, Inc., 4.63%, 06/15/29(b)(g)	155	154,968
Arbor Realty SR, Inc.
7.88%, 07/15/30(b)	150	141,518
8.50%, 12/15/28(b)(g)	115	113,938
AvalonBay Communities, Inc.
1.90%, 12/01/28	200	188,196
2.30%, 03/01/30	200	184,661
2.45%, 01/15/31	200	182,435
3.20%, 01/15/28	165	162,039
3.30%, 06/01/29	20	19,355
3.35%, 05/15/27	208	206,240
4.35%, 12/01/30	120	118,951
Blackstone Mortgage Trust, Inc., 7.75%, 12/01/29(b)	140	148,569
Boston Properties LP
2.90%, 03/15/30	195	181,697
3.25%, 01/30/31	405	374,704
3.40%, 06/21/29	310	297,873
4.50%, 12/01/28	280	279,266
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
6.75%, 12/01/27	$435	$449,048
Brandywine Operating Partnership LP
3.95%, 11/15/27	125	122,004
4.55%, 10/01/29	125	116,259
6.13%, 01/15/31(g)	75	69,787
8.30%, 03/15/28	124	128,936
8.88%, 04/12/29	160	167,563
Brixmor Operating Partnership LP
2.25%, 04/01/28	280	268,827
4.05%, 07/01/30	200	194,941
4.13%, 05/15/29	210	207,480
Camden Property Trust
2.80%, 05/15/30	210	196,356
3.15%, 07/01/29	215	206,384
4.10%, 10/15/28	135	134,322
COPT Defense Properties LP
2.00%, 01/15/29	120	112,213
4.50%, 10/15/30	100	98,811
Cousins Properties LP, 5.25%, 07/15/30	100	101,547
Crown Castle, Inc.
2.10%, 04/01/31	300	262,908
2.25%, 01/15/31	337	298,696
3.10%, 11/15/29	75	70,961
3.30%, 07/01/30	230	216,592
3.65%, 09/01/27	302	298,655
3.80%, 02/15/28	446	439,878
4.30%, 02/15/29	222	220,036
4.80%, 09/01/28	95	95,466
4.90%, 09/01/29	195	195,883
5.00%, 01/11/28	435	438,227
5.60%, 06/01/29	245	251,243
CTR Partnership LP/CareTrust Capital Corp., 3.88%, 06/30/28(b)	160	155,980
CubeSmart LP
2.25%, 12/15/28	170	160,646
3.00%, 02/15/30	225	211,835
4.38%, 02/15/29	105	104,365
Digital Realty Trust LP
3.60%, 07/01/29	200	194,588
3.70%, 08/15/27	500	495,240
4.45%, 07/15/28	105	104,836
5.55%, 01/15/28	348	354,002
Diversified Healthcare Trust
4.38%, 03/01/31	165	148,380
4.75%, 02/15/28	190	184,613
7.25%, 10/15/30(b)	110	112,417
DOC DR LLC, 3.95%, 01/15/28	235	232,703
EF Holdco/EF Cayman Holdings/Ellington Financial REIT Cayman/TRS/EF Cayman Non-MTM, 7.38%, 09/30/30(b)	35	34,770
EPR Properties
3.75%, 08/15/29	150	144,305
4.50%, 06/01/27	252	251,055
4.75%, 11/15/30	100	98,269
4.95%, 04/15/28	175	175,063
Equinix Asia Financing Corp. Pte Ltd., 4.40%, 03/15/31	270	265,088
Equinix Europe 2 Financing Corp. LLC, 4.60%, 11/15/30	380	377,357
Equinix, Inc.
1.55%, 03/15/28	230	218,385

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
1.80%, 07/15/27	$240	$232,809
2.00%, 05/15/28	100	95,365
2.15%, 07/15/30	315	283,943
3.20%, 11/18/29	305	290,868
ERP Operating LP
2.50%, 02/15/30	185	172,093
3.00%, 07/01/29	165	158,237
3.25%, 08/01/27	220	217,128
3.50%, 03/01/28	90	88,655
4.15%, 12/01/28	225	223,734
Essex Portfolio LP
1.70%, 03/01/28	345	327,919
3.00%, 01/15/30	215	203,097
3.63%, 05/01/27	105	104,241
Extra Space Storage LP
3.88%, 12/15/27	430	426,122
3.90%, 04/01/29	125	122,750
5.50%, 07/01/30	280	287,309
5.70%, 04/01/28	170	173,511
5.90%, 01/15/31	210	218,696
Federal Realty OP LP
3.20%, 06/15/29	40	38,376
3.25%, 07/15/27	90	88,738
3.50%, 06/01/30	15	14,357
5.38%, 05/01/28	290	294,302
Global Net Lease, Inc., 4.50%, 09/30/28(b)	135	131,736
Global Net Lease, Inc./Global Net Lease Operating Partnership LP, 3.75%, 12/15/27(b)	185	180,608
GLP Capital LP/GLP Financing II, Inc.
4.00%, 01/15/30	220	211,294
4.00%, 01/15/31	200	189,262
5.30%, 01/15/29	270	271,883
5.75%, 06/01/28	132	133,738
Goodman U.S. Finance Three LLC, 3.70%, 03/15/28(b)	150	147,575
Healthcare Realty Holdings LP
2.00%, 03/15/31	200	174,773
3.10%, 02/15/30	235	221,249
3.75%, 07/01/27	94	93,200
Healthpeak OP LLC
2.13%, 12/01/28	240	226,393
2.88%, 01/15/31	205	188,461
3.00%, 01/15/30	290	273,230
3.50%, 07/15/29	145	140,106
Highwoods Realty LP
3.05%, 02/15/30	135	125,031
4.13%, 03/15/28	90	88,758
4.20%, 04/15/29	105	102,465
Host Hotels & Resorts LP
Series H, 3.38%, 12/15/29	135	128,525
Series I, 3.50%, 09/15/30	250	236,163
Hudson Pacific Properties LP
3.25%, 01/15/30(g)	130	111,013
3.95%, 11/01/27	125	120,859
4.65%, 04/01/29(g)	160	143,286
5.95%, 02/15/28(g)	140	136,633
Invitation Homes Operating Partnership LP
2.30%, 11/15/28	220	207,977
5.45%, 08/15/30	25	25,463
Iron Mountain, Inc.
4.50%, 02/15/31(b)	325	312,241
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
4.88%, 09/15/27(b)	$310	$309,388
4.88%, 09/15/29(b)	300	295,660
5.00%, 07/15/28(b)	160	159,218
5.25%, 03/15/28(b)	255	254,525
5.25%, 07/15/30(b)	415	411,807
7.00%, 02/15/29(b)	315	321,937
Kilroy Realty LP
3.05%, 02/15/30	165	151,592
4.25%, 08/15/29	145	140,384
4.75%, 12/15/28	170	168,607
Kimco Realty OP LLC, 1.90%, 03/01/28	360	344,849
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.75%, 06/15/29(b)	240	234,935
5.50%, 08/01/30	150	151,501
Lineage OP LP, 5.25%, 07/15/30	145	144,895
Mid-America Apartments LP
1.70%, 02/15/31	5	4,382
2.75%, 03/15/30	205	191,961
3.60%, 06/01/27	250	248,347
3.95%, 03/15/29	210	207,418
4.20%, 06/15/28	55	54,844
Millrose Properties, Inc., 6.38%, 08/01/30(b)	365	369,714
MPT Operating Partnership LP/MPT Finance Corp.
3.50%, 03/15/31	275	197,572
4.63%, 08/01/29	260	215,423
5.00%, 10/15/27	440	428,967
NNN REIT, Inc.
2.50%, 04/15/30	5	4,621
3.50%, 10/15/27	330	326,160
4.60%, 02/15/31	200	198,603
Omega Healthcare Investors, Inc.
3.38%, 02/01/31	5	4,642
3.63%, 10/01/29	180	173,200
4.75%, 01/15/28	220	220,102
5.20%, 07/01/30	175	176,286
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
4.88%, 05/15/29(b)	235	228,445
5.88%, 10/01/28(b)	270	269,383
7.00%, 02/01/30(b)	170	173,698
Pebblebrook Hotel LP/PEB Finance Corp., 6.38%, 10/15/29(b)	115	116,817
Piedmont Operating Partnership LP, 6.88%, 07/15/29	145	152,042
Prologis LP
1.25%, 10/15/30	325	282,466
1.63%, 03/15/31	20	17,471
1.75%, 07/01/30	100	89,403
2.25%, 04/15/30	305	280,973
2.88%, 11/15/29	45	42,749
3.38%, 12/15/27	430	424,829
3.88%, 09/15/28	130	128,714
4.00%, 09/15/28	159	157,915
4.25%, 06/15/31	125	122,977
4.38%, 02/01/29	85	85,140
4.75%, 01/15/31	200	202,111
4.88%, 06/15/28	180	182,104
Prologis Targeted U.S. Logistics Fund LP
4.25%, 01/15/31(b)	120	117,635
5.25%, 04/01/29(b)	145	147,800
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
Public Storage Operating Co.
1.85%, 05/01/28	$225	$214,785
1.95%, 11/09/28	120	113,350
3.09%, 09/15/27	50	49,288
3.39%, 05/01/29	130	126,749
4.38%, 07/01/30	170	169,984
5.13%, 01/15/29	175	178,779
Realty Income Corp.
2.10%, 03/15/28	130	124,732
2.20%, 06/15/28	160	153,111
3.10%, 12/15/29	165	157,218
3.25%, 06/15/29	150	144,753
3.25%, 01/15/31	300	282,181
3.40%, 01/15/28	205	201,643
3.40%, 01/15/30	150	144,139
3.65%, 01/15/28	205	202,707
3.95%, 08/15/27	248	246,961
3.95%, 02/01/29	115	113,608
4.00%, 07/15/29	165	162,838
4.70%, 12/15/28	115	115,800
4.75%, 02/15/29	160	161,477
4.85%, 03/15/30	140	141,651
Regency Centers LP
2.95%, 09/15/29	15	14,285
3.70%, 06/15/30	150	145,443
4.13%, 03/15/28	350	348,700
Rexford Industrial Realty LP
2.13%, 12/01/30	5	4,419
5.00%, 06/15/28	120	121,284
RHP Hotel Properties LP/RHP Finance Corp.
4.50%, 02/15/29(b)	200	196,315
7.25%, 07/15/28(b)	135	138,065
Rithm Capital Corp.
8.00%, 04/01/29(b)	250	251,118
8.00%, 07/15/30(b)	145	145,101
RLJ Lodging Trust LP, 4.00%, 09/15/29(b)	155	146,574
Sabra Health Care LP, 3.90%, 10/15/29	75	72,827
SBA Communications Corp., 3.13%, 02/01/29	450	433,205
Scentre Group Trust 2, 5.13%, 09/24/80, (5-year CMT + 4.69%)(a)(b)	400	402,141
Service Properties Trust
0.00%, 09/30/28(b)(k)	170	156,298
3.95%, 01/15/28	120	116,388
4.38%, 02/15/30	125	112,558
4.95%, 10/01/29	139	130,229
Simon Property Group LP
1.75%, 02/01/28	370	354,563
2.20%, 02/01/31	205	184,473
2.45%, 09/13/29	425	398,803
2.65%, 07/15/30	205	190,544
3.38%, 06/15/27	225	222,944
3.38%, 12/01/27	380	374,943
4.30%, 01/15/31	225	221,740
4.38%, 10/01/30	125	124,191
Starwood Property Trust, Inc.
5.25%, 10/15/28(b)	140	139,578
5.75%, 01/15/31(b)	175	174,974
6.00%, 04/15/30(b)	125	126,288
6.50%, 07/01/30(b)	145	148,494
6.50%, 10/15/30(b)	150	154,257
7.25%, 04/01/29(b)	185	191,715
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
Store Capital LLC
4.50%, 03/15/28	$250	$248,809
4.63%, 03/15/29	65	64,336
4.95%, 02/11/31(b)	75	74,430
5.40%, 04/30/30	115	116,221
Sun Communities Operating LP, 2.30%, 11/01/28	135	127,888
Tanger Properties LP, 3.88%, 07/15/27	55	54,559
Trust 2401, 4.87%, 01/15/30(c)	200	194,584
UDR, Inc.
3.20%, 01/15/30	200	190,911
3.50%, 07/01/27	245	242,451
4.40%, 01/26/29	100	99,582
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC, 6.00%, 01/15/30(b)	230	222,302
Ventas Realty LP
3.00%, 01/15/30	155	146,298
4.00%, 03/01/28	200	198,254
4.40%, 01/15/29	240	238,699
4.75%, 11/15/30	185	185,268
VICI Properties LP
4.75%, 02/15/28	475	475,620
4.75%, 04/01/28	210	210,196
4.95%, 02/15/30	295	295,004
VICI Properties LP/VICI Note Co., Inc.
3.88%, 02/15/29(b)	225	218,982
4.13%, 08/15/30(b)	330	316,598
4.50%, 01/15/28(b)	85	84,470
4.63%, 12/01/29(b)	300	294,819
WEA Finance LLC
3.50%, 06/15/29(b)	220	212,016
4.13%, 09/20/28(b)	175	172,622
Welltower OP LLC
2.05%, 01/15/29	85	79,960
2.75%, 01/15/31	200	184,124
3.10%, 01/15/30	230	219,110
4.13%, 03/15/29	120	119,212
4.25%, 04/15/28	480	479,325
4.50%, 07/01/30	220	220,018
Weyerhaeuser Co.
4.00%, 11/15/29	295	289,438
4.00%, 04/15/30	240	233,808
6.95%, 10/01/27	35	36,143
WP Carey, Inc.
3.85%, 07/15/29	125	122,153
4.65%, 07/15/30	85	84,763
XHR LP
4.88%, 06/01/29(b)	180	176,678
6.63%, 05/15/30(b)	120	122,892
		51,356,864
Retail — 0.8%
7-Eleven, Inc.
1.30%, 02/10/28(b)	410	388,065
1.80%, 02/10/31(b)	400	348,196
Academy Ltd., 6.00%, 11/15/27(b)	132	131,942
Advance Auto Parts, Inc.
1.75%, 10/01/27	100	95,344
3.90%, 04/15/30	155	145,118
5.95%, 03/09/28	140	142,350
7.00%, 08/01/30(b)	285	294,030
Alimentation Couche-Tard, Inc.
2.95%, 01/25/30(b)	285	268,580

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail (continued)
3.55%, 07/26/27(b)	$280	$276,961
4.15%, 09/29/28(b)	160	158,865
Arko Corp., 5.13%, 11/15/29(b)	150	135,202
Asbury Automotive Group, Inc.
4.50%, 03/01/28	135	133,507
4.63%, 11/15/29(b)	150	146,044
4.75%, 03/01/30	160	155,751
AutoNation, Inc.
1.95%, 08/01/28	185	174,553
3.80%, 11/15/27	45	44,504
4.45%, 01/15/29	115	114,070
4.75%, 06/01/30	125	124,387
AutoZone, Inc.
1.65%, 01/15/31	200	174,437
3.75%, 06/01/27	55	54,643
3.75%, 04/18/29	110	107,889
4.00%, 04/15/30	230	224,981
4.50%, 02/01/28	270	270,593
5.10%, 07/15/29	175	178,230
5.13%, 06/15/30	75	76,409
6.25%, 11/01/28	175	182,511
Bath & Body Works, Inc.
5.25%, 02/01/28	162	162,290
6.63%, 10/01/30(b)	250	252,981
7.50%, 06/15/29	150	152,312
Best Buy Co., Inc.
1.95%, 10/01/30	220	196,730
4.45%, 10/01/28	165	165,201
Bloomin' Brands, Inc./OSI Restaurant Partners LLC, 5.13%, 04/15/29(b)(g)	115	103,747
BlueLinx Holdings, Inc., 6.00%, 11/15/29(b)	90	87,497
Brinker International, Inc., 8.25%, 07/15/30(b)	100	104,635
Burger King (Restaurant Brands International, Inc.)/New Red Finance, Inc.
3.50%, 02/15/29(b)	250	240,616
3.88%, 01/15/28(b)	430	422,101
4.00%, 10/15/30(b)	900	855,912
4.38%, 01/15/28(b)	250	246,972
5.63%, 09/15/29(b)	150	151,434
6.13%, 06/15/29(b)	370	376,475
Carvana Co., 9.00%, 06/01/30, (9.00 % Cash)(b)(h)	505	525,341
Chengdu Communications Investment Group Co. Ltd., 4.75%, 12/13/27(c)	200	201,074
CK Hutchison International 24 II Ltd., 4.38%, 03/13/30(b)	200	199,257
CK Hutchison International 24 Ltd., 5.38%, 04/26/29(b)	200	205,117
CK Hutchison International 25 Ltd., 4.25%, 09/26/30(b)	200	197,941
Costco Wholesale Corp.
1.38%, 06/20/27	577	560,466
1.60%, 04/20/30	555	502,609
3.00%, 05/18/27	312	309,160
Darden Restaurants, Inc.
3.85%, 05/01/27	51	50,733
4.35%, 10/15/27	130	129,794
4.55%, 10/15/29	175	174,609
Dick's Sporting Goods, Inc., 4.00%, 10/01/29(b)	115	111,986
Dollar General Corp.
3.50%, 04/03/30	305	291,427
4.13%, 05/01/28	160	158,994
Security	Par (000)	Value
Retail (continued)
5.20%, 07/05/28	$155	$157,229
Dollar Tree, Inc., 4.20%, 05/15/28	452	449,373
EG Global Finance PLC, 12.00%, 11/30/28(b)	350	373,428
Ferguson Enterprises, Inc., 4.35%, 03/15/31	250	246,276
Ferrellgas LP/Ferrellgas Finance Corp.
5.88%, 04/01/29(b)	265	258,220
9.25%, 01/15/31(b)	205	215,005
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.
4.63%, 01/15/29(b)	325	316,353
6.75%, 01/15/30(b)(g)	380	367,888
FirstCash, Inc.
4.63%, 09/01/28(b)	175	172,196
5.63%, 01/01/30(b)	160	159,422
Gap, Inc. (The), 3.63%, 10/01/29(b)	245	231,229
Gee Automotive Holdings LLC, 7.25%, 03/01/31(b)	100	101,331
Genuine Parts Co.
4.95%, 08/15/29	270	269,625
6.50%, 11/01/28	200	207,231
Global Auto Holdings Ltd./AAG FH U.K. Ltd.
8.38%, 01/15/29(b)	180	171,040
11.50%, 08/15/29(b)	190	192,957
Group 1 Automotive, Inc.
4.00%, 08/15/28(b)	250	243,388
6.38%, 01/15/30(b)	130	132,006
Home Depot, Inc.(The)
0.90%, 03/15/28	82	77,438
1.38%, 03/15/31	405	350,886
1.50%, 09/15/28	352	332,046
2.70%, 04/15/30	440	414,187
2.80%, 09/14/27	410	403,398
2.95%, 06/15/29	590	567,662
3.75%, 09/15/28	95	94,318
3.90%, 12/06/28	350	348,115
3.95%, 09/15/30(g)	150	148,127
4.75%, 06/25/29	450	456,789
4.88%, 06/25/27	265	267,352
4.90%, 04/15/29	250	254,682
InRetail Consumer, 3.25%, 03/22/28(c)	200	192,904
JMH Co. Ltd., 2.50%, 04/09/31(c)	200	181,786
Ken Garff Automotive LLC, 4.88%, 09/15/28(b)	152	150,360
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 4.75%, 06/01/27(b)	220	219,653
Kohl's Corp., 10.00%, 06/01/30(b)	105	113,440
LBM Acquisition LLC, 6.25%, 01/15/29(b)	220	152,408
LCM Investments Holdings II LLC, 4.88%, 05/01/29(b)	315	308,494
Lithia Motors, Inc.
3.88%, 06/01/29(b)	230	220,277
4.38%, 01/15/31(b)	170	161,131
4.63%, 12/15/27(b)	150	149,103
5.50%, 10/01/30(b)	175	174,121
Lowe's Companies, Inc.
1.70%, 09/15/28	515	484,606
1.70%, 10/15/30	415	367,389
2.63%, 04/01/31	500	457,041
3.10%, 05/03/27	505	500,229
3.65%, 04/05/29	475	465,323
3.95%, 10/15/27	300	299,163
4.00%, 10/15/28	320	317,566
4.25%, 03/15/31	300	295,456
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail (continued)
4.50%, 04/15/30	$405	$405,809
6.50%, 03/15/29	90	95,052
Macy's Retail Holdings LLC, 5.88%, 03/15/30(b)	64	63,887
McDonald's Corp.
2.13%, 03/01/30	280	257,918
2.63%, 09/01/29	245	232,327
3.50%, 07/01/27	502	497,920
3.60%, 07/01/30	325	315,894
3.80%, 04/01/28	117	116,146
4.60%, 05/15/30(g)	140	141,338
4.80%, 08/14/28	302	305,228
5.00%, 05/17/29	260	264,944
Men's Wearhouse LLC (The), 9.00%, 02/01/31(b)	130	137,445
Murphy Oil USA, Inc.
3.75%, 02/15/31(b)	155	144,746
4.75%, 09/15/29	160	158,180
5.63%, 05/01/27	100	100,018
Nordstrom, Inc.
4.38%, 04/01/30	130	123,520
6.95%, 03/15/28	155	158,123
O'Reilly Automotive, Inc.
1.75%, 03/15/31	190	166,196
3.60%, 09/01/27	397	393,097
3.90%, 06/01/29	195	192,235
4.35%, 06/01/28	65	64,982
Papa John's International, Inc., 3.88%, 09/15/29(b)	120	115,305
Park River Holdings, Inc.
8.00%, 03/15/31(b)	275	276,711
8.75%, 12/31/30(b)	190	180,072
Penske Automotive Group, Inc., 3.75%, 06/15/29	150	143,835
Petco Health & Wellness Co, Inc., 8.25%, 02/01/31(b)	185	186,908
SAKS Global Enterprises LLC, 11.00%, 12/15/29(b)(d)(f)	376	3,111
Sonic Automotive, Inc., 4.63%, 11/15/29(b)	195	190,570
Specialty Building Products Holdings LLC/SBP Finance Corp., 7.75%, 10/15/29(b)	165	145,622
Staples, Inc.
10.75%, 09/01/29(b)	775	741,959
12.75%, 01/15/30(b)	275	206,773
Starbucks Corp.
2.25%, 03/12/30	245	225,294
2.55%, 11/15/30	260	238,672
3.50%, 03/01/28	175	172,424
3.55%, 08/15/29	305	297,623
4.00%, 11/15/28	290	287,576
4.50%, 05/15/28	80	80,254
4.80%, 05/15/30	205	207,104
4.90%, 02/15/31	200	202,709
Superior Plus LP/Superior General Partner, Inc., 4.50%, 03/15/29(b)	180	174,822
Target Corp.
2.35%, 02/15/30	250	232,930
2.65%, 09/15/30	70	65,103
3.38%, 04/15/29	315	307,964
4.35%, 06/15/28	60	60,255
TJX Companies, Inc.(The)
1.15%, 05/15/28	30	28,271
3.88%, 04/15/30	75	73,866
Tractor Supply Co., 1.75%, 11/01/30	205	181,017
Victoria's Secret & Co., 4.63%, 07/15/29(b)	185	178,296
Security	Par (000)	Value
Retail (continued)
Victra Holdings LLC/Victra Finance Corp., 8.75%, 09/15/29(b)(g)	$140	$146,296
Walmart, Inc.
2.38%, 09/24/29	70	66,208
3.25%, 07/08/29	250	244,375
3.70%, 06/26/28	470	467,292
3.90%, 04/15/28	310	309,646
4.00%, 04/30/29	75	74,890
4.00%, 04/15/30	70	69,745
4.15%, 04/30/31	250	248,970
4.35%, 04/28/30	280	282,408
7.55%, 02/15/30	115	128,748
White Cap Supply Holdings LLC, 7.38%, 11/15/30(b)	195	197,161
Yum! Brands, Inc.
3.63%, 03/15/31	320	298,047
4.75%, 01/15/30(b)	230	227,657
Zhongsheng Group Holdings Ltd., 5.98%, 01/30/28(c)	400	387,199
		37,562,913
Savings & Loans — 0.0%
Nationwide Building Society
3.96%, 07/18/30(a)(b)	390	380,971
4.30%, 03/08/29(a)(b)	435	432,145
4.35%, 09/30/30(b)	200	197,521
4.65%, 07/14/29, (1-day SOFR + 1.06%)(a)(b)	215	215,232
4.85%, 07/27/27(b)	305	306,921
5.13%, 07/29/29(b)	265	269,527
		1,802,317
Semiconductors — 0.5%
Advanced Micro Devices, Inc., 4.32%, 03/24/28	40	40,183
ams-OSRAM AG, 12.25%, 03/30/29(b)	185	197,462
Analog Devices, Inc.
1.70%, 10/01/28	250	235,766
3.45%, 06/15/27	75	74,428
4.25%, 06/15/28	235	234,974
4.50%, 06/15/30	215	215,512
Applied Materials, Inc.
1.75%, 06/01/30	210	189,058
4.00%, 01/15/31	150	147,113
4.80%, 06/15/29	260	264,394
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.50%, 01/15/28	280	276,898
Broadcom, Inc.
1.95%, 02/15/28	220	211,563
2.45%, 02/15/31	800	728,766
4.00%, 04/15/29(b)	245	242,596
4.15%, 11/15/30	505	497,185
4.20%, 10/15/30	450	444,678
4.30%, 01/15/31	125	123,987
4.35%, 02/15/30	560	557,840
4.60%, 07/15/30	430	431,729
4.75%, 04/15/29	525	530,743
4.80%, 04/15/28	385	389,367
5.00%, 04/15/30	165	167,927
5.05%, 07/12/27	168	169,818
5.05%, 07/12/29	685	698,161
5.05%, 04/15/30	285	290,712
Entegris, Inc.
3.63%, 05/01/29(b)(g)	120	114,808
4.38%, 04/15/28(b)	125	123,308

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Semiconductors (continued)
4.75%, 04/15/29(b)	$565	$561,283
5.95%, 06/15/30(b)	265	268,366
Foundry JV Holdco LLC
5.50%, 01/25/31(b)	355	364,514
5.90%, 01/25/30(b)	250	259,250
Intel Corp.
1.60%, 08/12/28	280	262,919
2.45%, 11/15/29	645	600,444
3.15%, 05/11/27	320	316,397
3.75%, 08/05/27	520	515,652
3.90%, 03/25/30	590	573,522
4.00%, 08/05/29	285	280,289
4.65%, 06/01/31	380	378,489
4.88%, 02/10/28	565	568,730
5.13%, 02/10/30	420	426,800
Kioxia Holdings Corp., 6.25%, 07/24/30(b)	265	273,037
KLA Corp., 4.10%, 03/15/29	275	273,329
Lam Research Corp.
1.90%, 06/15/30	245	222,156
4.00%, 03/15/29	340	337,536
Marvell Technology, Inc.
2.45%, 04/15/28	80	76,998
2.95%, 04/15/31	275	253,609
4.75%, 07/15/30	125	125,556
4.88%, 06/22/28	235	237,301
5.75%, 02/15/29	180	185,791
Microchip Technology, Inc.
4.90%, 03/15/28	290	291,781
5.05%, 03/15/29	345	349,331
5.05%, 02/15/30	325	328,149
NVIDIA Corp.
1.55%, 06/15/28	485	460,679
2.85%, 04/01/30	465	440,797
NXP BV/NXP Funding LLC, 5.55%, 12/01/28	180	183,980
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.40%, 05/01/30	300	286,707
4.30%, 08/19/28	165	164,427
4.30%, 06/18/29	377	373,896
4.40%, 06/01/27	274	274,150
ON Semiconductor Corp., 3.88%, 09/01/28(b)	250	243,345
Qorvo, Inc., 4.38%, 10/15/29	300	294,256
QUALCOMM, Inc.
1.30%, 05/20/28	260	245,477
2.15%, 05/20/30	355	325,021
3.25%, 05/20/27	515	511,028
4.50%, 05/20/30	165	165,869
SK hynix, Inc.
4.25%, 09/11/28(c)	200	199,317
4.38%, 09/11/30(c)	200	198,776
SK Hynix, Inc.
5.50%, 01/16/29(c)	400	410,957
6.38%, 01/17/28(c)	385	397,402
Synaptics, Inc., 4.00%, 06/15/29(b)	130	123,980
Texas Instruments, Inc.
1.75%, 05/04/30	230	208,087
2.25%, 09/04/29	325	304,466
2.90%, 11/03/27	135	132,740
4.50%, 05/23/30	155	155,720
4.60%, 02/15/28(g)	250	251,912
4.60%, 02/08/29	100	101,253
TSMC Arizona Corp., 4.13%, 04/22/29	200	199,626
Security	Par (000)	Value
Semiconductors (continued)
TSMC Global Ltd.
1.38%, 09/28/30(c)	$400	$352,358
1.75%, 04/23/28(c)	200	190,671
2.25%, 04/23/31(c)	400	362,075
4.38%, 07/22/27(c)	400	400,341
Xilinx, Inc., 2.38%, 06/01/30	205	189,280
		24,078,798
Shipbuilding — 0.0%
CSSC Capital 2015 Ltd., 3.00%, 02/13/30(c)	200	188,576
Huntington Ingalls Industries, Inc.
2.04%, 08/16/28	205	194,447
3.48%, 12/01/27	245	241,138
4.20%, 05/01/30	150	147,339
5.35%, 01/15/30	175	178,646
		950,146
Software — 0.7%
Adobe, Inc.
2.30%, 02/01/30	395	364,625
4.75%, 01/17/28(g)	310	313,067
4.80%, 04/04/29(g)	275	278,745
4.95%, 01/17/30	265	270,046
AthenaHealth Group, Inc., 6.50%, 02/15/30(b)	715	681,370
Atlassian Corp., 5.25%, 05/15/29	115	115,545
Autodesk, Inc.
2.85%, 01/15/30	180	168,948
3.50%, 06/15/27	115	113,854
Broadridge Financial Solutions, Inc., 2.90%, 12/01/29	85	79,749
Cadence Design Systems, Inc.
4.20%, 09/10/27	110	109,925
4.30%, 09/10/29	335	333,732
Capstone Borrower, Inc., 8.00%, 06/15/30(b)	230	221,767
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc., 8.00%, 06/15/29(b)	290	174,000
Central Parent, Inc./CDK Global, Inc., 7.25%, 06/15/29(b)	250	150,000
Cloud Software Group, Inc.
6.50%, 03/31/29(b)	1,210	1,178,298
9.00%, 09/30/29(b)	1,185	1,163,327
Concentrix Corp.
6.50%, 03/01/29(g)	200	195,170
6.60%, 08/02/28(g)	260	257,904
Consensus Cloud Solutions, Inc., 6.50%, 10/15/28(b)	115	114,041
Constellation Software, Inc./Canada, 5.16%, 02/16/29(b)	165	165,522
CoreWeave, Inc.
9.00%, 02/01/31(b)	540	536,741
9.25%, 06/01/30(b)	600	607,502
Dye & Durham Ltd., 8.63%, 04/15/29(b)	225	196,250
Elastic NV, 4.13%, 07/15/29(b)	170	161,281
Ellucian Holdings, Inc., 6.50%, 12/01/29(b)	225	221,553
Fair Isaac Corp., 4.00%, 06/15/28(b)	330	322,265
Fidelity National Information Services, Inc.
1.65%, 03/01/28	235	222,946
2.25%, 03/01/31	250	221,944
3.75%, 05/21/29	165	160,330
4.45%, 03/10/28	220	219,382
4.55%, 03/10/29	385	383,450
4.80%, 03/10/31	920	914,773
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Software (continued)
Fiserv, Inc.
2.25%, 06/01/27	$387	$377,757
2.65%, 06/01/30	320	292,713
3.50%, 07/01/29	890	855,373
4.20%, 10/01/28	309	305,581
4.55%, 02/15/31	300	293,772
4.75%, 03/15/30	285	282,522
5.35%, 03/15/31	200	202,453
5.38%, 08/21/28	240	243,375
5.45%, 03/02/28	305	308,818
Intuit, Inc.
1.35%, 07/15/27	105	101,597
1.65%, 07/15/30	155	138,219
5.13%, 09/15/28	300	305,381
Microsoft Corp., 3.40%, 06/15/27	115	114,478
MSCI, Inc.
3.63%, 09/01/30(b)	270	255,550
3.88%, 02/15/31(b)	300	284,814
4.00%, 11/15/29(b)	440	427,277
Open Text Corp.
3.88%, 02/15/28(b)	270	261,159
3.88%, 12/01/29(b)	265	239,338
6.90%, 12/01/27(b)	350	357,967
Open Text Holdings, Inc., 4.13%, 02/15/30(b)	285	256,736
Oracle Corp.
2.30%, 03/25/28	665	634,999
2.88%, 03/25/31	800	710,812
2.95%, 04/01/30	1,020	934,232
3.25%, 11/15/27	800	782,650
3.25%, 05/15/30	100	92,564
4.20%, 09/27/29	460	446,667
4.45%, 09/26/30	900	867,852
4.50%, 05/06/28	260	258,763
4.55%, 02/04/29	1,090	1,076,307
4.65%, 05/06/30	260	254,737
4.80%, 08/03/28	495	494,295
4.95%, 02/04/31	1,105	1,081,226
6.15%, 11/09/29	415	427,194
Pagaya U.S. Holdings Co. LLC, 8.88%, 08/01/30(b)	200	154,794
Paychex, Inc., 5.10%, 04/15/30	470	474,826
Playtika Holding Corp., 4.25%, 03/15/29(b)	205	177,311
PTC, Inc., 4.00%, 02/15/28(b)	173	168,890
RingCentral, Inc., 8.50%, 08/15/30(b)	110	114,824
ROBLOX Corp., 3.88%, 05/01/30(b)	305	289,112
Rocket Software, Inc.
6.50%, 02/15/29(b)	200	177,992
9.00%, 11/28/28(b)	245	243,423
Roper Technologies, Inc.
1.40%, 09/15/27	330	316,451
1.75%, 02/15/31	205	177,603
2.00%, 06/30/30	200	178,894
2.95%, 09/15/29	220	208,165
4.20%, 09/15/28	140	138,905
4.25%, 09/15/28	55	54,602
4.45%, 09/15/30	100	98,499
4.50%, 10/15/29	210	208,745
Salesforce, Inc.
1.50%, 07/15/28	240	225,541
3.70%, 04/11/28	545	538,930
4.50%, 03/15/28	950	951,048
4.65%, 03/15/29	1,250	1,252,200
Security	Par (000)	Value
Software (continued)
ServiceNow, Inc., 1.40%, 09/01/30	$485	$422,619
SS&C Technologies, Inc., 5.50%, 09/30/27(b)	660	659,937
Synopsys, Inc.
4.65%, 04/01/28(g)	270	271,672
4.85%, 04/01/30	625	630,163
Take-Two Interactive Software, Inc.
4.95%, 03/28/28	295	297,238
5.40%, 06/12/29	127	129,482
Twilio, Inc.
3.63%, 03/15/29	155	148,928
3.88%, 03/15/31	150	140,244
UKG, Inc., 6.88%, 02/01/31(b)	760	739,347
VMware LLC
1.80%, 08/15/28	265	250,376
4.70%, 05/15/30	200	201,026
West Technology Group LLC, 8.50%, 04/10/27(b)	149	1,681
Workday, Inc., 3.70%, 04/01/29	245	238,850
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%, 02/01/29(b)	205	166,468
		35,034,016
Telecommunications — 1.1%
Advanced Info Service PCL, 4.26%, 03/04/31(c)	200	195,986
Altice Financing SA
5.00%, 01/15/28(b)	365	270,304
5.75%, 08/15/29(b)	660	485,585
9.63%, 07/15/27(b)	110	85,247
Altice France SA
6.88%, 10/15/30(b)	248	243,378
9.50%, 11/01/29(b)	396	404,603
America Movil SAB de CV
2.88%, 05/07/30	200	186,794
3.63%, 04/22/29	365	355,513
APLD ComputeCo 2 LLC, 6.75%, 03/15/31(b)	650	644,368
APLD ComputeCo LLC, 9.25%, 12/15/30(b)	725	778,789
AT&T, Inc.
1.65%, 02/01/28	785	749,494
2.30%, 06/01/27	811	793,838
4.10%, 02/15/28	590	587,691
4.30%, 02/15/30	1,060	1,051,464
4.35%, 03/01/29	915	913,561
4.40%, 04/30/31	400	395,635
4.70%, 08/15/30	330	332,099
Axian Telecom Holding & Management PLC, 7.25%, 07/11/30(c)	200	201,432
Axiata SPV2 Bhd, 2.16%, 08/19/30(c)	200	180,888
Bell Telephone Co. of Canada or Bell Canada, 6.88%, 09/15/55, (5-year CMT + 2.39%)(a)	300	307,632
Black Pearl Compute LLC, 6.13%, 02/15/31(b)	615	624,234
British Telecommunications PLC
3.25%, 11/08/29(b)	195	186,641
5.13%, 12/04/28	210	212,841
9.63%, 12/15/30	800	954,114
Ciena Corp., 4.00%, 01/31/30(b)	150	143,842
Cipher Compute LLC, 7.13%, 11/15/30(b)	525	544,434
Cisco Systems, Inc.
4.55%, 02/24/28	265	267,543
4.75%, 02/24/30	375	380,944
4.85%, 02/26/29	840	853,627
4.95%, 02/26/31	750	767,577
Connect Finco SARL/Connect U.S. Finco LLC, 9.00%, 09/15/29(b)	585	617,628

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Telecommunications (continued)
Connect Holding II LLC, 10.50%, 04/03/31(b)	$675	$687,549
Core Scientific Finance I LLC, 7.75%, 05/15/31(b)	395	394,060
Deutsche Telekom International Finance BV
4.38%, 06/21/28(b)	335	334,757
8.75%, 06/15/30	1,015	1,164,170
Edged Compute LLC, 7.50%, 04/30/31(b)	365	357,911
Flash Compute LLC, 7.25%, 12/31/30(b)	390	397,825
Frontier Communications Holdings LLC
5.00%, 05/01/28(b)	475	475,000
5.88%, 11/01/29	250	251,374
6.00%, 01/15/30(b)	100	100,573
6.75%, 05/01/29(b)	325	325,000
8.75%, 05/15/30(b)	175	179,159
Frontier Florida LLC, Series E, 6.86%, 02/01/28	105	108,423
GCI LLC, 4.75%, 10/15/28(b)	195	190,764
GoTo Group, Inc., 5.50%, 05/01/28(b)	274	142,081
HKT Capital No. 5 Ltd., 3.25%, 09/30/29(c)	200	192,384
Iliad Holding SAS
7.00%, 10/15/28(b)	290	292,134
8.50%, 04/15/31(b)	25	26,505
Juniper Networks, Inc., 3.75%, 08/15/29	160	155,714
KT Corp.
4.13%, 02/02/28(c)	200	199,031
4.38%, 01/03/29(c)	200	199,621
Level 3 Financing, Inc.
3.63%, 01/15/29(b)	120	114,168
3.75%, 07/15/29(b)	145	136,871
4.25%, 07/01/28(b)(g)	95	92,406
Lumen Technologies, Inc.
4.50%, 01/15/29(b)	130	125,219
5.38%, 06/15/29(b)	80	77,339
Meridian Arc Holdco LLC, 6.25%, 04/30/31(b)	1,745	1,745,192
Millicom International Cellular SA
4.50%, 04/27/31(c)	200	186,796
6.25%, 03/25/29(c)	180	180,852
Motorola Solutions, Inc.
2.30%, 11/15/30	302	272,558
4.60%, 02/23/28	280	280,880
4.60%, 05/23/29	275	275,078
4.85%, 08/15/30	100	100,836
5.00%, 04/15/29	100	101,254
NBN Co. Ltd.
4.00%, 10/01/27(b)	225	224,124
4.15%, 09/16/30(b)	200	197,230
4.25%, 10/01/29(b)	200	199,015
5.75%, 10/06/28(b)	480	494,463
Nokia OYJ, 4.38%, 06/12/27	200	199,482
NTT Finance Corp.
1.59%, 04/03/28(b)	440	417,230
2.07%, 04/03/31(b)	300	264,708
4.37%, 07/27/27(b)	210	210,019
4.57%, 07/16/27(b)	300	300,661
4.62%, 07/16/28(b)	400	401,357
4.88%, 07/16/30(b)	755	760,192
5.10%, 07/02/27(b)	200	201,646
5.11%, 07/02/29(b)	200	203,215
Ooredoo International Finance Ltd., 2.63%, 04/08/31(c)	400	366,080
Orange SA, 4.25%, 01/13/31(b)	1,340	1,314,435
Oztel Holdings SPC Ltd., 6.63%, 04/24/28(c)	200	206,108
PR RNO Property Owner 1 LLC, 6.50%, 05/01/31(b)	480	475,783
Security	Par (000)	Value
Telecommunications (continued)
PT Tower Bersama Infrastructure Tbk, 2.80%, 05/02/27(c)	$200	$195,801
Rogers Communications, Inc.
5.00%, 02/15/29	415	418,304
7.00%, 04/15/55, (5-year CMT + 2.65%)(a)	250	255,188
Saudi Telecom Co., 3.89%, 05/13/29(c)	400	391,106
SE COSMOS LLC, 8.88%, 05/01/31(b)	150	149,250
SingTel Group Treasury Pte. Ltd.
1.88%, 06/10/30(c)	200	181,777
2.38%, 08/28/29(c)	400	376,808
3.88%, 08/28/28(c)	200	198,508
Sitios Latinoamerica SAB de CV, 6.00%, 11/25/29(c)	200	204,557
SoftBank Corp., 4.70%, 07/09/30(b)	180	178,786
Sprint Capital Corp., 6.88%, 11/15/28	740	781,388
STC Sukuk Co. II Ltd., 4.49%, 01/15/31(c)	200	197,512
SV RNO Property Owner 1 LLC, 5.88%, 03/01/31(b)	1,195	1,175,732
Telecommunications Co. Telekom Srbija AD Belgrade, 7.00%, 10/28/29(c)	200	200,128
Telefonica Europe BV, 8.25%, 09/15/30	315	356,357
Telesat Canada/Telesat LLC, 6.50%, 10/15/27(b)	10	6,149
TELUS Corp.
3.70%, 09/15/27	89	87,997
6.63%, 10/15/55, (5-year CMT + 2.77%)(a)	220	222,706
T-Mobile USA, Inc.
2.05%, 02/15/28	628	602,956
2.40%, 03/15/29	200	188,956
2.55%, 02/15/31	755	686,217
2.63%, 02/15/29	390	371,107
2.88%, 02/15/31	335	308,598
3.38%, 04/15/29	835	810,093
3.50%, 04/15/31	750	709,469
3.88%, 04/15/30	2,155	2,098,860
4.20%, 10/01/29	255	252,599
4.80%, 07/15/28	355	358,115
4.85%, 01/15/29	285	287,822
4.95%, 03/15/28	390	394,047
TT Varlik Kiralama A/S, 6.50%, 10/30/30(c)	200	199,566
Turk Telekomunikasyon A/S, 7.38%, 05/20/29(c)	200	205,578
Turkcell Iletisim Hizmetleri A/S
5.80%, 04/11/28(c)	200	200,579
7.45%, 01/24/30(c)	200	206,564
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC
4.75%, 04/15/28(b)	170	169,429
6.50%, 02/15/29(b)	330	324,044
Verizon Communications, Inc.
1.50%, 09/18/30	395	347,859
1.68%, 10/30/30	250	220,771
1.75%, 01/20/31	700	615,545
2.10%, 03/22/28	690	662,733
2.55%, 03/21/31	1,050	954,655
3.15%, 03/22/30	475	452,421
3.88%, 02/08/29	401	396,578
4.02%, 12/03/29	1,130	1,114,328
4.33%, 09/21/28	1,295	1,295,792
Viasat, Inc., 6.50%, 07/15/28(b)	125	124,561
Viavi Solutions, Inc., 3.75%, 10/01/29(b)	135	128,548
Vmed O2 U.K. Financing I PLC, 4.25%, 01/31/31(b)	415	358,044
Vodafone Group PLC
7.00%, 04/04/79, (5-year USD Swap + 4.87%)(a)	615	640,470
7.88%, 02/15/30	155	172,719
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Telecommunications (continued)
WULF Compute LLC, 7.75%, 10/15/30(b)	$995	$1,045,388
Xiaomi Best Time International Ltd., 3.38%, 04/29/30(c)	200	191,156
Zegona Finance PLC, 8.63%, 07/15/29(b)	261	273,581
		53,964,760
Toys, Games & Hobbies — 0.0%
Hasbro, Inc.
3.50%, 09/15/27	50	49,437
3.90%, 11/19/29	320	312,308
4.65%, 03/12/31	50	49,600
Mattel, Inc.
3.75%, 04/01/29(b)	225	218,654
5.00%, 11/17/30	100	100,276
5.88%, 12/15/27(b)	160	160,016
		890,291
Transportation — 0.3%
AP Moller - Maersk A/S, 4.50%, 06/20/29(b)	140	139,748
Beacon Mobility Corp., 7.25%, 08/01/30(b)	165	171,978
Brightline East LLC, 11.00%, 01/31/30(b)	335	31,494
Burlington Northern Santa Fe LLC, 3.25%, 06/15/27	185	183,377
Canadian National Railway Co., 6.90%, 07/15/28	185	195,008
Canadian Pacific Railway Co.
2.05%, 03/05/30	160	146,580
2.88%, 11/15/29	110	104,312
4.00%, 06/01/28	210	208,548
4.00%, 03/15/29	125	123,598
4.80%, 03/30/30	190	192,430
CH Robinson Worldwide, Inc., 4.20%, 04/15/28	255	253,330
CSX Corp.
2.40%, 02/15/30	125	116,340
3.25%, 06/01/27	330	326,630
3.80%, 03/01/28	335	332,218
4.25%, 03/15/29	230	229,716
Empresa de Transporte de Pasajeros Metro SA, 3.65%, 05/07/30(c)	200	191,573
FedEx Corp.
3.10%, 08/05/29	420	403,289
4.25%, 05/15/30	242	240,001
Fedex Freight Holding Co., Inc.
4.30%, 03/15/29(b)	300	296,316
4.65%, 03/15/31(b)	300	295,964
First Student Bidco, Inc./First Transit Parent, Inc., 4.00%, 07/31/29(b)	150	143,421
Georgian Railway JSC, 4.00%, 06/17/28(c)	200	192,022
GXO Logistics, Inc., 6.25%, 05/06/29	225	233,528
Indian Railway Finance Corp. Ltd.
2.80%, 02/10/31(c)	200	182,862
3.25%, 02/13/30(c)	200	189,518
3.84%, 12/13/27(c)	200	197,617
JB Hunt Transport Services, Inc., 4.90%, 03/15/30	255	257,417
Kazakhstan Temir Zholy National Co. JSC, 4.88%, 04/29/31(b)	200	197,372
Kirby Corp., 4.20%, 03/01/28	140	139,315
MTR Corp. CI Ltd., 4.88%, (5-year CMT + 0.86%)(a)(c)(i)	600	606,701
MTR Corp. Ltd.
1.63%, 08/19/30(c)	200	180,762
4.38%, 04/01/30(c)	200	201,911
Norfolk Southern Corp.
2.55%, 11/01/29	15	14,132
Security	Par (000)	Value
Transportation (continued)
3.15%, 06/01/27	$160	$158,108
3.80%, 08/01/28	254	251,567
5.05%, 08/01/30	200	204,427
7.80%, 05/15/27	105	108,763
Pacific National Finance Pty. Ltd., 4.75%, 03/22/28(c)	200	197,547
Rand Parent LLC, 8.50%, 02/15/30(b)	290	301,281
Rumo Luxembourg SARL, 5.25%, 01/10/28(c)	200	195,920
RXO, Inc., 6.38%, 05/15/31(b)	110	109,283
Ryder System, Inc.
4.30%, 06/15/27	110	109,948
4.30%, 12/01/30	75	74,043
4.85%, 06/15/30	110	110,942
4.90%, 12/01/29	75	75,833
4.95%, 09/01/29	90	91,160
5.00%, 03/15/30	115	116,948
5.25%, 06/01/28	200	203,166
5.38%, 03/15/29	155	158,772
5.50%, 06/01/29	60	61,626
5.65%, 03/01/28	205	209,402
6.30%, 12/01/28	165	172,214
Sats Treasury Pte. Ltd., 4.83%, 01/23/29(c)	200	201,921
Seaspan Corp., 5.50%, 08/01/29(b)	200	191,908
SF Holding Investment Ltd., 2.88%, 02/20/30(c)	200	188,848
Simpar Europe SA, 5.20%, 01/26/31(c)	200	173,895
Star Leasing Co. LLC, 7.63%, 02/15/30(b)	180	173,929
Transnet, 8.25%, 02/06/28(c)	400	416,867
Union Pacific Corp.
2.40%, 02/05/30	255	237,854
3.70%, 03/01/29	255	251,386
3.95%, 09/10/28	390	387,923
6.63%, 02/01/29	175	185,531
United Parcel Service, Inc.
2.50%, 09/01/29	105	99,554
3.05%, 11/15/27	410	403,446
3.40%, 03/15/29	255	249,152
4.45%, 04/01/30	275	276,695
4.65%, 10/15/30	50	50,694
Walmart, Inc.
1.50%, 09/22/28	630	594,783
3.95%, 09/09/27	320	320,015
XPO, Inc., 6.25%, 06/01/28(b)	280	283,916
Zhengzhou Transportation Development Investment Group Co. Ltd., 4.75%, 10/31/27(c)	200	200,086
		14,718,381
Trucking & Leasing — 0.1%
Avolon Holdings Funding Ltd., 4.90%, 10/10/30(b)	260	258,438
DAE Funding LLC, 3.38%, 03/20/28(c)	200	193,635
FTAI Aviation Investors LLC
5.50%, 05/01/28(b)	305	304,838
7.88%, 12/01/30(b)	155	162,670
GATX Corp.
3.50%, 03/15/28	135	132,629
4.00%, 06/30/30	170	166,101
4.55%, 11/07/28	120	120,110
4.70%, 04/01/29	180	180,571
Penske Truck Leasing Co. LP/PTL Finance Corp.
3.35%, 11/01/29(b)	125	119,363
4.40%, 07/01/27(b)	286	285,462
4.55%, 01/15/31(b)	165	163,048
5.25%, 07/01/29(b)	215	218,085

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Trucking & Leasing (continued)
5.25%, 02/01/30(b)	$250	$253,600
5.35%, 03/30/29(b)	150	152,594
5.55%, 05/01/28(b)	235	238,757
5.70%, 02/01/28(b)	275	279,479
5.88%, 11/15/27(b)	220	223,888
6.05%, 08/01/28(b)	300	308,338
6.20%, 06/15/30(b)	155	162,687
SMBC Aviation Capital Finance DAC
2.30%, 06/15/28(b)	200	190,547
5.10%, 04/01/30(b)	200	201,658
5.30%, 04/03/29(b)	200	202,836
5.45%, 05/03/28(b)	200	202,937
		4,722,271
Venture Capital — 0.0%
Hercules Capital, Inc., 6.00%, 06/16/30(g)	105	104,441
Water — 0.0%
Aegea Finance SARL, 9.00%, 01/20/31(c)	200	168,322
American Water Capital Corp.
2.80%, 05/01/30	150	140,949
2.95%, 09/01/27	200	196,630
3.45%, 06/01/29	175	170,246
3.75%, 09/01/28	140	138,261
Essential Utilities, Inc.
2.70%, 04/15/30	150	139,455
3.57%, 05/01/29	120	116,692
4.80%, 08/15/27	125	125,444
Manila Water Co., Inc., 4.38%, 07/30/30(c)	200	196,722
Nova Securitisation SARL, 5.75%, 02/03/31(c)	200	195,085
Sabesp Lux SARL, 5.63%, 08/20/30(c)	200	197,944
United Utilities PLC, 6.88%, 08/15/28	120	125,894
		1,911,644
Total Corporate Bonds & Notes — 34.3% (Cost: $1,620,728,159)		1,626,669,788
Floating Rate Loan Interests
Retail — 0.0%
SAKS Global Enterprises LLC
DIP First Out Interim Delayed Draw Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 11.00%), 14.68%, 01/14/33(a)	582	536,033
DIP Second Out Roll-Up DDTL, (3-mo. CME Term SOFR at 0.00% Floor + 12.50%), 16.16%, 07/15/26(a)	137	60,657
(1-mo. CME Term SOFR at 0.00% Floor + 12.50%), 16.17%, 07/15/26(a)	250	110,479
Total Floating Rate Loan Interests — 0.0% (Cost: $755,238)		707,169
Foreign Government Obligations
Angola — 0.0%
Angolan Government International Bonds
8.00%, 11/26/29(c)	600	612,171
8.25%, 05/09/28(c)	200	204,780
9.24%, 01/15/31(c)	200	213,449
		1,030,400
Security	Par (000)	Value
Argentina — 0.2%
Argentine Republic Government International Bonds
1.00%, 07/09/29(g)	$1,148	$1,023,574
1.75%, 07/09/30(g)(j)	6,192	5,336,702
Bonos Para La Reconstruccion De Una Argentina Libre
3.00%, 10/31/28	266	227,706
5.00%, 10/31/27	2,800	2,710,344
Ciudad Autonoma De Buenos Aires/Government Bonds, 7.50%, 06/01/27(c)	267	269,128
		9,567,454
Armenia — 0.0%
Republic of Armenia International Bonds, 3.60%, 02/02/31(c)	200	183,085
Australia — 0.0%
Export Finance & Insurance Corp., 3.88%, 10/23/29(b)	335	332,935
Azerbaijan — 0.0%
State Oil Co. of the Azerbaijan Republic, 6.95%, 03/18/30(c)	200	215,303
Bahrain — 0.1%
Bahrain Government International Bonds
4.25%, 01/25/28(c)	200	192,537
6.75%, 09/20/29(c)	400	401,076
7.00%, 10/12/28(c)	400	403,583
7.38%, 05/14/30(c)	400	409,155
CBB International Sukuk Programme Co. WLL
3.88%, 05/18/29(c)	400	372,387
3.95%, 09/16/27(c)	400	388,571
6.25%, 10/18/30(c)	200	199,054
		2,366,363
Bermuda — 0.0%
Bermuda Government International Bonds
2.38%, 08/20/30(c)	300	272,347
4.75%, 02/15/29(c)	340	341,615
		613,962
Bolivia — 0.0%
Bolivian Government International Bonds
4.50%, 03/20/28(c)	267	256,127
7.50%, 03/02/30(c)	200	193,050
		449,177
Brazil — 0.1%
Brazilian Government International Bonds
3.88%, 06/12/30	1,000	958,871
4.50%, 05/30/29	600	597,204
4.63%, 01/13/28	800	799,994
5.50%, 11/06/30	800	815,119
6.25%, 03/18/31	600	627,251
10.13%, 05/15/27	200	211,277
		4,009,716
Canada — 0.7%
Canada Government International Bonds
3.75%, 04/26/28	1,140	1,136,916
4.00%, 03/18/30	1,190	1,190,859
4.63%, 04/30/29	1,030	1,050,232
CDP Financial, Inc.
4.25%, 07/25/28(b)	420	422,035
4.63%, 01/24/30(b)	500	508,662
4.88%, 06/05/29(b)	625	639,616
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Canada (continued)
CPPIB Capital, Inc.
3.88%, 02/15/31(b)	$750	$741,961
4.13%, 06/10/30(b)	725	725,955
4.25%, 07/20/28(b)	2,045	2,056,296
Export Development Canada
3.00%, 05/25/27	70	69,306
3.75%, 09/07/27	25	24,934
3.88%, 02/14/28	2,290	2,287,448
4.00%, 06/20/30	410	409,749
4.13%, 02/13/29	955	959,580
Hydro-Quebec, Series HK, 9.38%, 04/15/30	100	118,223
Ontario Teachers' Finance Trust
1.25%, 09/27/30(b)	485	428,531
4.25%, 04/25/28(b)	1,415	1,420,066
Province of Alberta Canada
1.30%, 07/22/30	20	17,834
3.30%, 03/15/28	370	365,449
4.50%, 06/26/29	495	501,690
Province of British Columbia Canada
3.90%, 08/27/30	970	960,898
4.70%, 01/24/28	1,045	1,057,148
4.80%, 11/15/28	615	626,357
4.90%, 04/24/29	865	885,643
Province of Manitoba Canada, 1.50%, 10/25/28	360	338,588
Province of New Brunswick Canada, 3.63%, 02/24/28	5	4,964
Province of Ontario Canada
1.05%, 05/21/27	495	479,996
2.00%, 10/02/29	450	420,685
3.10%, 05/19/27	1,190	1,179,292
3.70%, 09/17/29	650	642,679
3.80%, 01/29/29	1,000	994,453
3.90%, 09/04/30	1,000	991,232
4.20%, 01/18/29	920	924,383
4.70%, 01/15/30	1,020	1,041,252
Province of Quebec Canada
1.35%, 05/28/30	460	412,594
3.63%, 04/13/28	1,220	1,211,696
3.88%, 01/14/31	1,360	1,342,803
4.50%, 04/03/29	965	976,900
Series PD, 7.50%, 09/15/29	570	630,461
Province of Saskatchewan Canada
3.25%, 06/08/27	70	69,393
4.65%, 01/28/30	320	325,223
PSP Capital, Inc.
1.63%, 10/26/28(b)	35	33,026
3.75%, 10/02/29(b)	400	395,949
		31,020,957
Cayman Islands — 0.0%
KSA Ijarah Sukuk Ltd., 4.25%, 09/09/30(c)	800	786,129
KSA Sukuk Ltd.
5.25%, 06/04/27(c)	200	201,679
5.25%, 06/04/30(c)	600	611,973
Sharjah Sukuk Program Ltd., 3.89%, 04/04/30(c)	200	190,661
		1,790,442
Chile — 0.0%
Chile Government International Bonds
2.45%, 01/31/31	400	364,827
3.24%, 02/06/28	600	589,149
4.35%, 04/13/31	200	197,481
Security	Par (000)	Value
Chile (continued)
4.85%, 01/22/29	$600	$607,442
		1,758,899
China — 0.1%
China Development Bank
1.63%, 10/27/30(c)	200	179,840
3.95%, 07/02/28, (1-day SOFR + 0.30%)(a)(c)	200	199,780
China Government International Bonds
1.20%, 10/21/30(c)	200	179,355
2.13%, 12/03/29(c)	600	569,622
2.63%, 11/02/27(c)	400	394,183
3.50%, 10/19/28(c)	400	398,496
3.63%, 11/13/28(c)	600	599,167
3.75%, 11/13/30(c)	1,000	999,156
4.13%, 11/20/27(c)	200	201,665
4.25%, 11/20/29(c)	200	203,904
Export-Import Bank of China.(The)
3.25%, 11/28/27(c)	200	197,487
4.05%, 11/05/27, (1-day SOFR Index + 0.38%)(a)(c)	400	400,444
		4,523,099
Colombia — 0.1%
Colombia Government International Bonds
3.00%, 01/30/30	600	541,406
3.13%, 04/15/31	600	523,032
4.50%, 03/15/29	400	388,244
5.38%, 01/21/29	400	397,608
6.13%, 01/21/31	400	400,149
7.38%, 04/25/30	600	628,919
		2,879,358
Costa Rica — 0.0%
Costa Rica Government International Bonds, 6.13%, 02/19/31(c)	400	414,547
Denmark — 0.0%
Kommunekredit, 3.75%, 05/24/28(c)	400	397,891
Dominican Republic — 0.0%
Dominican Republic International Bonds
4.50%, 01/30/30(c)	600	577,307
5.50%, 02/22/29(c)	500	500,639
6.00%, 07/19/28(c)	450	456,332
7.05%, 02/03/31(c)	400	421,170
		1,955,448
Ecuador — 0.0%
Ecuador Government International Bonds
0.00%, 07/31/30(c)(k)	180	154,402
6.90%, 07/31/30(c)(j)	270	269,711
		424,113
Egypt — 0.1%
Egypt Government International Bonds
5.80%, 09/30/27(c)	200	198,994
5.88%, 02/16/31(c)	400	380,122
6.59%, 02/21/28(c)	400	401,642
7.60%, 03/01/29(c)	600	612,842
8.63%, 02/04/30(c)	400	422,399
Egyptian Financial Co. for Sovereign Taskeek.(The), 6.38%, 04/07/29(c)	200	198,779
		2,214,778

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
El Salvador — 0.0%
El Salvador Government International Bonds
8.63%, 02/28/29(c)	$250	$265,598
9.25%, 04/17/30(c)	200	213,868
		479,466
Finland — 0.0%
Kuntarahoitus OYJ
3.63%, 10/09/29(b)(g)	940	928,271
4.25%, 01/31/29(b)	500	503,284
4.25%, 04/01/30(b)	300	301,989
		1,733,544
France — 0.2%
Agence Francaise de Developpement EPIC
4.00%, 06/15/27(c)	200	199,583
4.00%, 09/21/27(c)	600	598,401
4.13%, 02/04/31(c)	600	593,160
4.50%, 03/05/29(c)	600	603,196
4.88%, 01/16/30(c)	200	203,783
Caisse d'Amortissement de la Dette Sociale
1.38%, 01/20/31(b)	1,900	1,665,846
3.75%, 09/12/27(b)(g)	890	886,028
3.75%, 05/24/28(b)	3,945	3,916,802
4.00%, 02/12/31(b)	1,000	987,347
4.50%, 05/22/29(b)	1,060	1,070,461
4.75%, 01/22/30(b)	425	432,856
		11,157,463
Gabon — 0.0%
Gabon Government International Bonds
6.63%, 02/06/31(c)	200	168,599
9.50%, 02/18/29(c)	200	188,561
		357,160
Germany — 0.0%
State of North Rhine-Westphalia Germany, 4.38%, 02/12/30(c)	400	403,882
Ghana — 0.0%
Ghana Government International Bonds, 6.00%, 07/03/29(c)(j)	821	803,429
Guatemala — 0.0%
Guatemala Government Bonds
4.38%, 06/05/27(c)	200	198,940
4.88%, 02/13/28(c)	200	199,945
4.90%, 06/01/30(c)	200	198,940
5.25%, 08/10/29(c)	200	201,276
		799,101
Honduras — 0.0%
Honduras Government International Bonds, 5.63%, 06/24/30(c)	200	198,844
Hong Kong — 0.1%
Airport Authority
1.63%, 02/04/31(b)	200	177,579
2.40% , (7-year CMT + 4.74%)(a)(c)(i)	400	385,132
4.75%, 01/12/28(b)	400	403,757
4.75%, 07/15/28(b)	400	405,186
4.88%, 01/12/30(b)	200	204,519
4.88%, 07/15/30(b)	600	616,385
Hong Kong Government International Bonds
1.38%, 02/02/31(b)	200	176,861
4.13%, 06/10/30(b)	400	401,400
4.25%, 07/24/27(b)	200	200,786
Security	Par (000)	Value
Hong Kong (continued)
4.50%, 01/11/28(b)	$600	$605,037
Hong Kong Mortgage Corp. Ltd.(The)
3.88%, 11/26/30(c)	400	394,584
4.13%, 10/18/27(c)	200	199,916
4.88%, 09/13/28(c)	200	203,091
		4,374,233
Hungary — 0.1%
Hungary Government International Bonds
5.25%, 06/16/29(c)	600	609,486
5.38%, 09/26/30(c)	400	409,033
6.13%, 05/22/28(c)	600	617,430
Magyar Export-Import Bank Zrt, 6.13%, 12/04/27(c)	400	408,534
MFB Magyar Fejlesztesi Bank Zrt, 6.50%, 06/29/28(c)	400	413,063
		2,457,546
India — 0.0%
Export-Import Bank of India
2.25%, 01/13/31(c)	400	358,112
3.25%, 01/15/30(c)	200	190,438
3.88%, 02/01/28(c)	200	197,656
		746,206
Indonesia — 0.2%
Indonesia Government International Bonds
1.85%, 03/12/31	200	175,646
2.85%, 02/14/30	400	375,533
3.40%, 09/18/29	200	194,510
3.50%, 01/11/28	600	592,888
3.85%, 07/18/27(c)	400	398,130
3.85%, 10/15/30	400	388,013
4.15%, 09/20/27	300	299,492
4.35%, 02/21/31	400	395,123
4.40%, 03/10/29	200	200,378
4.55%, 01/11/28	400	402,005
4.75%, 02/11/29	400	404,667
5.25%, 01/15/30	200	204,565
Perusahaan Penerbit SBSN Indonesia III
2.80%, 06/23/30(c)	200	186,117
4.40%, 06/06/27(c)	800	801,628
4.40%, 03/01/28(c)	400	400,776
4.45%, 02/20/29(c)	200	200,407
4.50%, 12/01/30(c)	400	397,489
4.55%, 07/23/30(c)	400	398,641
5.00%, 05/25/30(c)	400	405,285
5.10%, 07/02/29(c)	200	204,140
5.40%, 11/15/28(c)	200	205,253
		7,230,686
Iraq — 0.0%
Iraq International Bonds, 5.80%, 01/15/28(c)	313	305,574
Israel — 0.1%
Israel Government International Bonds
2.75%, 07/03/30	600	552,956
3.25%, 01/17/28	600	586,300
4.50%, 01/13/31	600	590,388
5.38%, 03/12/29	600	609,438
5.38%, 02/19/30	800	815,007
State of Israel
2.50%, 01/15/30	200	184,661
6.25%, 11/21/27(c)	200	205,222
		3,543,972
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Italy — 0.0%
Cassa Depositi e Prestiti SpA
4.38%, 10/01/30(b)	$480	$474,779
5.88%, 04/30/29(b)	500	520,043
Republic of Italy Government International Bonds, 2.88%, 10/17/29	10	9,554
		1,004,376
Ivory Coast — 0.0%
Ivory Coast Government International Bonds, 6.38%, 03/03/28(c)	133	134,841
Jamaica — 0.0%
Jamaica Government International Bonds, 6.75%, 04/28/28(g)	267	274,033
Japan — 0.2%
Development Bank of Japan, Inc.
1.88%, 08/28/29(b)	200	185,654
4.13%, 04/08/30(b)	10	9,960
4.63%, 04/10/29(b)	300	303,782
Japan Bank for International Cooperation
1.25%, 01/21/31	990	865,339
2.13%, 02/16/29	425	402,874
2.75%, 11/16/27	540	529,268
2.88%, 06/01/27	245	241,947
2.88%, 07/21/27	841	828,777
3.25%, 07/20/28	406	398,885
4.63%, 07/22/27	490	492,889
4.63%, 07/19/28	1,965	1,987,334
Japan International Cooperation Agency
3.25%, 05/25/27(g)	630	624,075
4.00%, 05/23/28	650	647,868
4.25%, 05/22/30	300	300,038
		7,818,690
Jordan — 0.0%
Jordan Government International Bonds
5.85%, 07/07/30(c)	400	398,651
7.50%, 01/13/29(c)	400	414,757
7.75%, 01/15/28(c)	200	205,778
		1,019,186
Kazakhstan — 0.0%
Baiterek National Managing Holding JSC
4.65%, 10/01/30(c)	200	198,055
5.45%, 05/08/28(c)	200	202,559
Development Bank of Kazakhstan JSC
5.25%, 10/23/29(c)	200	203,581
5.63%, 04/07/30(c)	200	205,937
Kazakhstan Government International Bonds, 4.41%, 10/28/30(c)	400	394,421
		1,204,553
Kenya — 0.0%
Republic of Kenya Government International Bonds, 9.75%, 02/16/31(c)	600	633,125
Kuwait — 0.0%
Kuwait International Government Bonds
4.02%, 10/09/28(c)	800	791,073
4.14%, 10/09/30(c)	1,000	986,786
		1,777,859
Kyrgyzstan — 0.0%
Kyrgyz Republic International Bonds, 7.75%, 06/03/30(c)	200	204,607
Security	Par (000)	Value
Lebanon — 0.0%
Lebanon Government International Bonds
6.65%, 11/03/28(c)(d)(f)	$110	$27,889
6.65%, 02/26/30(c)	250	63,837
6.75%, 11/29/27(c)(d)(f)	470	119,047
6.85%, 05/25/29(c)(d)(f)	200	50,734
		261,507
Luxembourg — 0.0%
Isdb Trust Services No. 2 SARL, 4.75%, 05/15/29(c)	600	610,931
Malaysia — 0.0%
Malaysia Wakala Sukuk Bhd, 2.07%, 04/28/31	250	226,578
Mexico — 0.2%
Eagle Funding Luxco SARL, 5.50%, 08/17/30(c)	3,800	3,829,272
Mexico Government International Bonds
3.25%, 04/16/30	600	563,384
3.75%, 01/11/28	400	395,590
4.50%, 04/22/29	600	598,229
4.75%, 03/22/31	400	393,069
5.00%, 05/07/29	400	403,328
5.40%, 02/09/28	400	405,918
6.00%, 05/13/30	600	622,306
		7,211,096
Mongolia — 0.0%
Mongolia Government International Bonds, 6.63%, 02/25/30(c)	200	205,986
Montenegro — 0.0%
Montenegro Government International Bonds, 7.25%, 03/12/31(c)	200	210,551
Morocco — 0.0%
Morocco Government International Bonds
2.38%, 12/15/27(c)	200	193,018
5.95%, 03/08/28(c)	400	408,008
		601,026
Netherlands — 0.1%
BNG Bank NV
3.50%, 05/19/28(b)(g)	995	985,438
4.25%, 01/25/29(b)	740	744,729
4.38%, 02/11/28(b)	121	121,824
4.75%, 02/01/30(b)	750	767,775
Nederlandse Financierings-Maatschappij voor Ontwikkelingslanden NV
4.50%, 04/26/28(c)	200	201,721
4.50%, 06/12/29(c)	200	202,525
Nederlandse Waterschapsbank NV
4.00%, 06/01/28(b)	300	300,111
4.38%, 02/28/29(b)	500	504,894
4.50%, 01/16/30(b)	200	202,927
		4,031,944
Nigeria — 0.1%
Nigeria Government International Bonds
6.13%, 09/28/28(c)	400	402,669
6.50%, 11/28/27(c)	400	403,511
7.14%, 02/23/30(c)	400	413,478
8.38%, 03/24/29(c)	400	427,230
8.75%, 01/21/31(c)	400	433,520
		2,080,408

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Norway — 0.1%
Kommunalbanken AS
3.75%, 01/14/31(b)	$460	$453,254
4.00%, 01/19/28(b)	70	70,022
4.13%, 08/29/30(b)	752	753,239
4.25%, 01/24/29(b)	500	503,224
4.50%, 09/01/28(b)	1,990	2,012,753
		3,792,492
Oman — 0.1%
Oman Government International Bonds
5.63%, 01/17/28(c)	800	811,503
6.00%, 08/01/29(c)	600	623,496
6.25%, 01/25/31(c)	600	637,296
6.75%, 10/28/27(c)	400	411,872
Oman Sovereign Sukuk Co., 4.88%, 06/15/30(c)	400	402,670
		2,886,837
Pakistan — 0.0%
Pakistan Global Sukuk Programme Co. Ltd. (The), 7.95%, 01/31/29(c)	400	408,358
Pakistan Government International Bonds
6.88%, 12/05/27(c)	400	401,063
7.38%, 04/08/31(c)	400	385,008
		1,194,429
Panama — 0.0%
Panama Government International Bonds
3.16%, 01/23/30	600	568,956
3.88%, 03/17/28	400	395,149
8.88%, 09/30/27	350	370,309
9.38%, 04/01/29	200	225,882
		1,560,296
Peru — 0.0%
Corp Financiera de Desarrollo SA, 5.50%, 05/06/30(c)	200	204,232
Corp. Financiera de Desarrollo SA, 5.95%, 04/30/29(c)	200	206,885
Peruvian Government International Bonds
2.78%, 01/23/31	800	735,771
2.84%, 06/20/30	200	187,116
4.13%, 08/25/27(g)	100	100,027
		1,434,031
Philippines — 0.1%
Philippine Government International Bonds
3.00%, 02/01/28	800	783,125
3.75%, 01/14/29	400	395,040
4.63%, 07/17/28	200	201,792
5.17%, 10/13/27	200	203,057
7.75%, 01/14/31	600	678,810
9.50%, 02/02/30	800	940,437
ROP Sukuk Trust, 5.05%, 06/06/29(c)	400	406,118
		3,608,379
Poland — 0.1%
Bank Gospodarstwa Krajowego, 6.25%, 10/31/28(c)	400	419,526
Republic of Poland Government International Bonds
4.63%, 03/18/29	400	404,554
4.88%, 02/12/30	800	816,357
5.50%, 11/16/27	600	611,280
		2,251,717
Qatar — 0.1%
Qatar Government International Bonds
3.63%, 11/10/28(c)	200	196,529
Security	Par (000)	Value
Qatar (continued)
3.75%, 04/16/30(c)	$1,000	$977,984
4.00%, 03/14/29(c)	1,400	1,383,957
4.50%, 02/27/28(c)	200	200,763
4.50%, 04/23/28(c)	1,000	1,003,173
4.63%, 05/29/29(c)	200	201,462
9.75%, 06/15/30(b)(g)	400	479,694
		4,443,562
Romania — 0.1%
Romanian Government International Bonds
3.00%, 02/14/31(c)	100	89,414
5.25%, 11/25/27(c)	400	400,476
5.75%, 09/16/30(c)	600	606,275
5.88%, 01/30/29(c)	630	638,798
6.63%, 02/17/28(c)	500	512,491
		2,247,454
Saudi Arabia — 0.3%
KSA Sukuk Ltd.
2.97%, 10/29/29(c)	800	756,303
4.27%, 05/22/29(c)	800	792,804
4.30%, 01/19/29(c)	600	594,773
5.27%, 10/25/28(c)	800	811,582
Saudi Government International Bonds
3.25%, 10/22/30(c)	200	188,043
3.63%, 03/04/28(c)	1,600	1,572,523
4.13%, 01/12/29(c)	600	593,186
4.38%, 04/16/29(c)	1,200	1,190,948
4.38%, 01/12/31(c)	800	787,853
4.50%, 04/17/30(c)	800	795,291
4.75%, 01/18/28(c)	1,000	1,003,037
4.75%, 01/16/30(c)	1,200	1,204,325
5.13%, 01/13/28(c)	1,600	1,615,758
5.38%, 01/13/31(c)	1,000	1,025,354
		12,931,780
Serbia — 0.0%
Serbia International Bonds
2.13%, 12/01/30(c)	400	350,333
6.25%, 05/26/28(c)	200	205,287
		555,620
South Africa — 0.0%
Republic of South Africa Government International Bonds
4.30%, 10/12/28	600	593,485
4.85%, 09/27/27	200	200,354
4.85%, 09/30/29	600	595,643
5.88%, 06/22/30	400	407,482
		1,796,964
South Korea — 0.4%
Export-Import Bank of Korea
1.25%, 09/21/30	200	176,407
1.75%, 10/19/28(c)	200	188,947
3.75%, 01/13/29	200	198,274
3.75%, 09/22/30	400	392,634
3.88%, 01/13/31	200	196,981
4.00%, 09/11/27	200	199,641
4.00%, 09/11/29	200	199,296
4.05%, 01/13/29, (1-day SOFR + 0.40%)(a)	200	200,024
4.11%, 09/22/28, (1-day SOFR + 0.46%)(a)	200	200,337
4.25%, 09/15/27	400	400,637
4.47%, 09/11/29, (1-day SOFR + 0.82%)(a)	200	202,557
4.50%, 01/11/29	200	201,926
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
South Korea (continued)
4.54%, 11/21/28, (1-day SOFR + 0.88%)(a)(c)	$400	$404,768
4.63%, 01/14/28	200	201,623
4.88%, 01/14/30	400	408,878
5.00%, 01/11/28	400	405,641
5.13%, 09/18/28	600	613,459
Industrial Bank of Korea
4.00%, 09/30/29(c)	200	199,257
4.38%, 06/24/30(c)	200	201,083
5.38%, 10/04/28(c)	200	205,653
Korea Development Bank(The)
3.75%, 01/28/29	400	396,296
3.75%, 09/16/30	285	279,571
4.00%, 01/28/31	400	395,979
4.13%, 10/16/27	200	199,938
4.17%, 01/28/31, (1-day SOFR + 0.50%)(a)	200	200,442
4.38%, 02/15/28	400	401,675
4.43%, 02/03/30, (1-day SOFR + 0.76%)(a)	200	202,122
4.50%, 02/15/29	600	606,415
4.63%, 02/03/28	200	201,637
4.75%, 06/26/27(c)	200	201,335
4.88%, 02/03/30	400	408,941
5.38%, 10/23/28	200	205,913
Korea Electric Power Corp.
4.00%, 06/14/27(c)	200	199,431
4.75%, 02/13/28(c)	400	403,062
Korea Expressway Corp., 5.00%, 05/14/27(c)	200	201,533
Korea Gas Corp.
4.25%, 07/10/30(c)	200	199,220
4.88%, 07/05/28(c)	200	202,476
5.00%, 07/08/29(c)	200	204,361
Korea Housing Finance Corp.
3.88%, 09/17/30(c)	200	196,480
4.13%, 03/12/28(c)	200	199,782
4.63%, 02/24/28(c)	400	402,934
4.88%, 08/27/27(c)	200	201,715
5.13%, 01/21/30(c)	200	205,538
Korea Hydro & Nuclear Power Co. Ltd.
4.25%, 07/27/27(c)	200	199,899
4.45%, 07/30/30(c)	200	201,121
4.63%, 07/29/29(c)	200	201,079
5.00%, 07/18/28(c)	200	202,813
Korea International Bonds
2.50%, 06/19/29	200	190,785
3.50%, 09/20/28	400	394,721
3.63%, 02/12/29	200	197,895
3.63%, 10/29/30	400	392,097
3.88%, 02/12/31	600	592,793
4.50%, 07/03/29	400	404,716
Korea Land & Housing Corp.
4.25%, 05/28/27(c)	200	199,905
4.25%, 10/22/27(c)	200	199,884
Korea Mine Rehabilitation & Mineral Resources Corp.
5.13%, 05/08/29(c)	200	203,652
5.38%, 05/11/28(c)	200	203,623
Korea National Oil Corp.
4.00%, 09/29/28(c)	200	198,469
4.13%, 09/29/30(c)	200	197,084
4.25%, 09/30/29(c)	200	199,234
4.33%, 09/29/28(a)(c)	200	200,297
4.50%, 03/30/29(b)	200	200,776
Security	Par (000)	Value
South Korea (continued)
4.63%, 03/30/31(b)	$200	$200,785
4.88%, 04/03/28(c)	200	201,934
4.88%, 04/03/29(c)	200	202,683
		17,101,064
Sri Lanka — 0.0%
Sri Lanka Government International Bonds
3.35%, 01/15/30(c)(j)	303	288,443
4.00%, 04/15/28(c)	257	244,667
		533,110
Supranational — 2.1%
Africa Finance Corp.
2.88%, 04/28/28(b)	200	191,732
3.75%, 10/30/29(c)	400	382,119
African Development Bank
3.50%, 09/18/29	730	718,748
3.63%, 03/03/31	115	112,810
3.88%, 06/12/28	30	29,963
4.00%, 03/18/30(g)	1,025	1,024,588
4.38%, 11/03/27	815	820,197
4.38%, 03/14/28	1,205	1,214,558
African Export-Import Bank (The), 3.99%, 09/21/29(b)	5	4,721
Arab Energy Fund(The)
4.90%, 02/26/30(c)	200	202,569
5.43%, 05/02/29(b)	355	363,932
Asian Development Bank
0.75%, 10/08/30	100	86,837
1.25%, 06/09/28	250	236,705
1.75%, 09/19/29	605	563,086
1.88%, 03/15/29	505	477,086
1.88%, 01/24/30	640	593,873
2.38%, 08/10/27	100	98,056
2.50%, 11/02/27	225	220,402
2.75%, 01/19/28	1,035	1,015,320
3.13%, 08/20/27	1,050	1,039,639
3.13%, 09/26/28	310	304,425
3.63%, 08/28/29	1,188	1,175,820
3.75%, 04/25/28	2,741	2,732,825
3.75%, 08/28/30(g)	485	480,085
4.13%, 05/30/30	1,700	1,708,466
4.38%, 01/14/28	1,750	1,763,200
4.38%, 03/06/29	1,234	1,248,772
4.50%, 08/25/28	1,335	1,352,225
5.82%, 06/16/28	185	191,494
6.22%, 08/15/27	285	291,815
6.38%, 10/01/28	40	41,945
Asian Infrastructure Investment Bank(The)
3.75%, 09/14/27	390	389,103
3.88%, 04/22/31	350	347,498
4.00%, 01/18/28	1,285	1,286,720
4.13%, 01/18/29	1,395	1,402,230
4.50%, 01/16/30	845	859,833
Banque Ouest Africaine de Developpement
5.00%, 07/27/27(b)	265	263,529
8.20%, 02/13/55, (5-year CMT + 4.22%)(a)(b)	190	189,613
Corp. Andina de Fomento
4.13%, 01/07/28	630	630,132
5.00%, 01/24/29	715	730,162
5.00%, 01/22/30	800	819,679

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Supranational (continued)
Council of Europe Development Bank
3.63%, 01/26/28	$15	$14,924
3.75%, 01/14/31	315	311,072
4.13%, 01/24/29	895	899,211
4.50%, 01/15/30	360	365,924
4.63%, 06/11/27	435	438,044
European Bank for Reconstruction & Development
4.13%, 01/25/29	1,285	1,290,906
4.38%, 03/09/28	940	947,504
European Investment Bank
0.63%, 10/21/27	200	190,744
0.88%, 05/17/30	15	13,272
1.63%, 10/09/29	255	236,059
1.75%, 03/15/29	265	249,501
2.38%, 05/24/27	350	344,440
3.25%, 11/15/27	1,405	1,391,565
3.63%, 07/15/30	10	9,857
3.75%, 11/15/29	1,350	1,340,460
3.75%, 03/13/31(g)	215	212,286
3.88%, 03/15/28	3,665	3,663,081
3.88%, 06/15/28	1,115	1,114,495
3.88%, 10/15/30	2,465	2,451,169
4.00%, 02/15/29	2,865	2,870,473
4.50%, 10/16/28	1,080	1,094,689
4.50%, 03/14/30	2,425	2,469,910
4.75%, 06/15/29	1,585	1,622,791
European Stability Mechanism, 3.75%, 09/04/30(b)	20	19,778
Inter-American Development Bank
0.63%, 09/16/27	345	329,952
1.13%, 07/20/28	345	324,701
2.25%, 06/18/29	1,150	1,092,963
2.38%, 07/07/27	545	535,338
3.13%, 09/18/28	705	692,328
3.50%, 09/14/29	255	251,285
3.75%, 06/14/30	180	178,293
4.00%, 01/12/28	3,480	3,484,593
4.13%, 02/15/29	1,605	1,612,930
4.50%, 02/15/30	2,350	2,392,019
4.80%, 01/22/30	5	5,008
Inter-American Investment Corp.
3.63%, 11/20/28	15	14,865
4.13%, 02/15/28	170	170,366
4.25%, 02/14/29	465	467,862
4.25%, 04/01/30	310	311,500
4.75%, 09/19/28	860	874,587
International Bank for Reconstruction & Development
0.75%, 11/24/27	1,435	1,366,593
0.75%, 08/26/30	1,025	893,583
0.88%, 05/14/30	1,120	990,935
1.13%, 09/13/28	1,485	1,392,006
1.38%, 04/20/28	2,094	1,994,384
1.75%, 10/23/29	780	724,455
2.50%, 11/22/27	725	709,735
3.13%, 06/15/27	2,470	2,448,206
3.50%, 07/12/28	2,290	2,270,067
3.50%, 10/28/30	3,000	2,936,202
3.63%, 05/05/28	20	19,891
3.63%, 09/21/29	400	395,697
3.88%, 10/16/29	1,615	1,610,253
3.88%, 02/14/30	1,870	1,863,043
Security	Par (000)	Value
Supranational (continued)
4.00%, 07/25/30	$1,310	$1,309,375
4.00%, 01/10/31	25	24,966
4.13%, 03/20/30	3,605	3,622,334
4.63%, 08/01/28	1,715	1,740,915
International Development Association
4.00%, 06/11/30(b)	675	673,980
4.38%, 06/11/29(b)	1,345	1,360,385
4.38%, 11/27/29(b)	1,160	1,173,720
Series GDIF, 0.75%, 06/10/27(c)	430	415,154
International Finance Corp.
0.75%, 08/27/30	50	43,576
3.88%, 07/02/30(g)	1,005	999,940
4.25%, 07/02/29	815	822,032
4.50%, 01/21/28(g)	230	232,210
4.50%, 07/13/28	905	916,160
Nordic Investment Bank
3.38%, 09/08/27	250	248,076
3.75%, 05/09/30	300	297,089
3.75%, 01/23/31	500	493,654
4.25%, 02/28/29	50	50,409
4.38%, 03/14/28	1,000	1,007,845
		98,954,127
Suriname — 0.0%
Suriname Government International Bonds, 7.70%, 11/06/30(b)	200	208,058
Sweden — 0.0%
Svensk Exportkredit AB
3.75%, 09/13/27	465	463,448
3.75%, 07/29/30	750	740,085
4.13%, 06/14/28	485	486,362
4.25%, 02/01/29	385	387,501
		2,077,396
Thailand — 0.0%
Export Import Bank of Thailand, 5.35%, 05/16/29(c)	200	204,856
Trinidad and Tobago — 0.0%
Trinidad & Tobago Government International Bonds
4.50%, 06/26/30(c)	200	193,031
5.95%, 01/14/31	200	203,368
		396,399
Turkey — 0.2%
Hazine Mustesarligi Varlik Kiralama A/S
6.50%, 04/26/30(c)	600	608,373
6.75%, 09/01/30(c)	800	812,456
8.51%, 01/14/29(c)	800	851,933
Istanbul Metropolitan Municipality, 10.50%, 12/06/28(c)	200	216,552
Turkiye Government International Bonds
5.13%, 02/17/28	400	397,079
5.25%, 03/13/30	600	579,938
5.95%, 01/15/31	600	588,679
6.13%, 10/24/28	800	809,138
7.63%, 04/26/29	1,000	1,045,229
8.60%, 09/24/27	600	627,070
9.13%, 07/13/30	800	883,375
9.38%, 03/14/29	600	653,390
9.88%, 01/15/28	1,200	1,283,238
11.88%, 01/15/30	400	478,100
Turkiye Ihracat Kredi Bankasi A/S
6.13%, 05/02/29(b)	200	199,420
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Turkey (continued)
6.38%, 10/03/30(c)	$200	$197,373
6.38%, 01/15/31(c)	200	196,103
7.50%, 02/06/28(c)	200	206,522
		10,633,968
Ukraine — 0.0%
Ukraine Government International Bonds, 4.50%, 02/01/29(c)(j)	463	359,676
United Arab Emirates — 0.2%
Abu Dhabi Government International Bonds
1.63%, 06/02/28(c)	600	567,125
1.70%, 03/02/31(c)	400	352,614
2.50%, 09/30/29(c)	800	751,026
3.13%, 10/11/27(c)	1,400	1,377,683
3.13%, 04/16/30(c)	1,000	953,938
3.63%, 10/02/28(c)	200	196,888
3.75%, 03/05/31(b)	400	388,183
4.88%, 04/30/29(c)	600	607,896
Dubai DOF Sukuk Ltd.
2.76%, 09/09/30(c)	200	185,291
5.00%, 04/30/29(c)	400	405,358
Sharjah Sukuk Program Ltd.
2.94%, 06/10/27(c)	400	389,806
3.23%, 10/23/29(c)	400	374,488
4.23%, 03/14/28(c)	400	393,410
		6,943,706
United Kingdom — 0.0%
Bank of England Euro Note, 3.75%, 10/15/30(b)	10	9,881
International Finance Facility for Immunisation Co., 4.13%, 10/29/27(c)	151	151,131
		161,012
Uruguay — 0.0%
Uruguay Government International Bonds
4.38%, 10/27/27	267	267,334
4.38%, 01/23/31	600	601,559
		868,893
Uzbekistan — 0.0%
Republic of Uzbekistan International Bonds
3.70%, 11/25/30(c)	200	186,917
5.38%, 02/20/29(c)	200	200,883
7.85%, 10/12/28(c)	200	212,000
		599,800
Total Foreign Government Obligations — 6.5% (Cost: $305,203,139)		307,995,956
Municipal Debt Obligations
California — 0.1%
San Francisco City & County Public Utilities Commission Wastewater Revenue, RB, Class A,4.66%, 10/01/27	250	251,803
State of California, GO
4.50%, 08/01/29	500	506,470
5.13%, 09/01/29	200	206,416
University of California, RB, Series BG, 1.32%, 05/15/27	600	583,886
		1,548,575
Security	Par (000)	Value
Florida — 0.0%
State Board of Administration Finance Corp., RB, 1.71%, 07/01/27(g)	$250	$243,100
Hawaii — 0.0%
State of Hawaii, GO, 4.21%, 04/01/31	115	115,018
Illinois — 0.0%
City of Chicago IL, GO, 5.88%, 01/01/31	35	35,096
Oregon — 0.0%
State of Oregon, GO, 5.89%, 06/01/27	276	278,986
Wisconsin — 0.0%
State of Wisconsin, RB, Series C, 3.15%, 05/01/27	215	213,353
Total Municipal Debt Obligations — 0.1% (Cost: $2,419,602)		2,434,128
U.S. Government & Agency Obligations
Mortgage-Backed Securities — 3.4%
Federal Home Loan Mortgage Corp.
2.50%, 01/01/30	114	110,902
2.50%, 08/01/31	113	109,685
2.50%, 10/01/31	290	279,914
2.50%, 12/01/31	172	165,980
2.50%, 02/01/32	198	190,510
2.50%, 01/01/33	523	502,771
3.00%, 05/01/29	2,457	2,426,821
3.00%, 05/01/30	106	104,495
3.00%, 06/01/30	7	7,148
3.00%, 07/01/30	85	83,630
3.00%, 12/01/30	119	116,420
3.00%, 05/01/31	50	48,517
3.00%, 06/01/31	34	32,884
3.50%, 05/01/32	28	27,836
3.50%, 09/01/32	22	21,534
3.50%, 07/01/33	58	56,934
3.50%, 06/01/34	282	274,603
4.00%, 05/01/33	53	52,141
5.97%, 02/01/45, (RFUCCT1Y + 1.62%)(a)	4	3,918
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
Series K077, Class A2, 3.85%, 05/25/28(a)	804	797,860
Series K094, Class A2, 2.90%, 06/25/29	3,000	2,886,233
Series K098, Class A2, 2.43%, 08/25/29	5,000	4,731,248
Series K118, Class A2, 1.49%, 09/25/30	1,000	891,186
Series K128, Class A2, 2.02%, 03/25/31	500	451,674
Series K-1512, Class A2, 2.99%, 05/25/31	460	433,144
Series K-1512, Class A3, 3.06%, 04/25/34	450	405,354
Series K154, Class A2, 3.42%, 04/25/32	1,300	1,267,029
Series K739, Class A2, 1.34%, 09/25/27	1,951	1,892,642
Federal National Mortgage Association
5.84%, 04/01/44, (RFUCCT1Y + 1.59%)(a)	18	18,067
6.32%, 12/01/44, (RFUCCT1Y + 1.58%)(a)	5	5,062
Uniform Mortgage-Backed Securities
1.50%, 02/01/36	1,521	1,368,863
1.50%, 03/01/36	1,658	1,487,837
1.50%, 10/01/36	1,655	1,485,649
1.50%, 11/01/36	1,371	1,233,549
1.50%, 02/01/37	9,451	8,468,905
1.50%, 03/01/37	6,788	6,081,784
1.50%, 08/01/37	1,187	1,063,822

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
2.00%, 10/01/35	$6,344	$5,859,905
2.00%, 11/01/35	1,999	1,848,576
2.00%, 12/01/35	4,314	3,975,396
2.00%, 02/01/36	13,169	12,155,358
2.00%, 03/01/36	4,921	4,532,227
2.00%, 04/01/36	1,819	1,672,611
2.00%, 05/01/36	8,318	7,666,966
2.00%, 06/01/36	702	644,968
2.00%, 07/01/36	4,825	4,434,411
2.00%, 08/01/36	520	478,437
2.00%, 10/01/36	1,139	1,047,702
2.00%, 11/01/36	5,376	4,941,381
2.00%, 12/01/36	7,316	6,722,783
2.00%, 01/01/37	5,294	4,868,526
2.00%, 02/01/37	3,276	3,006,628
2.00%, 05/18/41(l)	1,850	1,696,161
2.50%, 07/01/28	98	96,603
2.50%, 12/01/29	18	17,899
2.50%, 03/01/30	22	21,564
2.50%, 07/01/30	23	22,888
2.50%, 08/01/30	81	78,882
2.50%, 12/01/30	13	12,366
2.50%, 01/01/31	11	11,133
2.50%, 05/01/31	247	238,677
2.50%, 08/01/31	320	309,410
2.50%, 09/01/31	270	259,912
2.50%, 10/01/31	1,068	1,032,413
2.50%, 12/01/31	406	391,609
2.50%, 01/01/32	855	822,621
2.50%, 02/01/32	326	313,874
2.50%, 03/01/32	335	321,975
2.50%, 04/01/32	2,193	2,113,290
2.50%, 07/01/32	2,224	2,146,579
2.50%, 10/01/32	46	44,485
2.50%, 01/01/33	381	367,408
2.50%, 07/01/35	4,058	3,842,069
2.50%, 10/01/35	446	421,389
2.50%, 03/01/36	982	927,087
2.50%, 05/01/36	6,327	5,964,647
2.50%, 06/01/36	162	153,029
2.50%, 07/01/36	398	374,891
2.50%, 08/01/36	2,133	2,010,265
2.50%, 04/01/37	1,248	1,175,061
2.50%, 05/01/37	363	341,193
2.50%, 05/18/41(l)	1,000	940,902
3.00%, 10/01/27	6	6,200
3.00%, 10/01/28	36	34,986
3.00%, 11/01/28	38	37,243
3.00%, 03/01/30	834	822,475
3.00%, 04/01/30	27	26,624
3.00%, 07/01/30	19	18,197
3.00%, 08/01/30	69	67,830
3.00%, 09/01/30	97	95,136
3.00%, 10/01/30	53	52,083
3.00%, 11/01/30	13	12,329
3.00%, 12/01/30	50	48,674
3.00%, 01/01/31	578	567,023
3.00%, 02/01/31	297	292,445
3.00%, 03/01/31	63	61,682
3.00%, 04/01/31	35	34,008
3.00%, 06/01/31	208	202,869
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.00%, 09/01/31	$64	$62,404
3.00%, 10/01/31	11	10,695
3.00%, 01/01/32	207	202,010
3.00%, 02/01/32	443	432,556
3.00%, 03/01/32	70	68,088
3.00%, 06/01/32	222	216,305
3.00%, 11/01/32	240	233,417
3.00%, 12/01/32	392	380,562
3.00%, 10/01/33	300	289,714
3.00%, 07/01/34	123	118,621
3.00%, 09/01/34	1,527	1,468,457
3.00%, 11/01/34	242	232,645
3.00%, 03/25/37(l)	75	71,417
3.00%, 07/01/37	573	547,824
3.50%, 01/01/27	1	593
3.50%, 12/01/29	4	4,034
3.50%, 07/01/30	38	37,626
3.50%, 10/01/30	17	16,833
3.50%, 11/01/30	3	2,976
3.50%, 03/01/31	35	35,493
3.50%, 06/01/31	49	48,090
3.50%, 01/01/32	33	32,199
3.50%, 05/01/32	53	52,263
3.50%, 06/01/32	71	70,073
3.50%, 07/01/32	20	19,599
3.50%, 08/01/32	16	15,622
3.50%, 09/01/32	85	83,782
3.50%, 10/01/32	17	16,226
3.50%, 11/01/32	11	10,596
3.50%, 03/01/33	185	181,898
3.50%, 04/01/33	225	220,716
3.50%, 05/01/33	147	143,589
3.50%, 06/01/33	274	267,762
3.50%, 02/01/34	2,034	1,992,003
3.50%, 07/01/34	77	75,719
3.50%, 08/01/34	298	289,292
3.50%, 01/01/35	233	226,492
4.00%, 07/01/29	0	155
4.00%, 07/01/32	4	3,545
4.00%, 05/01/33	108	107,174
4.00%, 06/01/33	54	53,377
4.00%, 07/01/33	35	34,699
4.00%, 12/01/33	3	2,708
4.00%, 08/01/37	142	139,402
4.00%, 09/01/37	185	181,995
4.00%, 11/01/37	269	263,935
4.00%, 02/01/38	724	711,776
4.00%, 05/01/38	123	120,459
4.00%, 11/01/38	76	74,541
4.00%, 05/15/39(l)	9,954	9,697,306
4.00%, 11/01/39	529	517,643
4.00%, 12/01/39	3,229	3,161,607
4.00%, 08/01/40	157	153,835
4.50%, 10/01/40	1,313	1,303,486
4.50%, 02/01/41	1,255	1,245,570
4.50%, 03/01/41	1,272	1,262,109
4.50%, 05/18/41(l)	112	111,121
5.00%, 05/18/41(l)	178	179,290
		159,796,436
U.S. Government Agency Obligations — 0.0%
Federal Home Loan Banks, 3.25%, 06/09/28	1,000	986,222
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
U.S. Government Obligations — 51.5%
U.S. Treasury Notes/Bonds
0.38%, 09/30/27	$17,100	$16,289,086
0.50%, 05/31/27	14,000	13,513,828
0.50%, 06/30/27	9,570	9,210,751
0.50%, 08/31/27	10,600	10,141,219
0.50%, 10/31/27	23,100	21,978,387
0.63%, 11/30/27	23,800	22,619,297
0.63%, 12/31/27	14,469	13,713,334
0.75%, 01/31/28	27,543	26,092,689
1.00%, 07/31/28	15,000	14,071,875
1.13%, 02/29/28	20,000	19,032,813
1.13%, 08/31/28	19,000	17,831,797
1.25%, 03/31/28	20,000	19,032,813
1.25%, 04/30/28	6,684	6,347,450
1.25%, 05/31/28	7,129	6,754,728
1.25%, 06/30/28	7,832	7,405,523
1.25%, 09/30/28	10,000	9,393,750
1.38%, 10/31/28	10,000	9,402,344
1.38%, 12/31/28	24,000	22,477,500
1.50%, 11/30/28	12,000	11,295,938
1.75%, 01/31/29	24,754	23,367,389
1.88%, 02/28/29	5,000	4,728,906
2.25%, 08/15/27	20,350	19,938,231
2.25%, 11/15/27	20,900	20,396,277
2.38%, 05/15/27	21,450	21,140,818
2.38%, 03/31/29	20,000	19,157,813
2.63%, 05/31/27	2,000	1,975,234
2.63%, 07/31/29	27,066	25,991,818
2.75%, 07/31/27	21,440	21,157,763
2.75%, 02/15/28	20,000	19,607,813
2.75%, 05/31/29	21,997	21,252,883
2.88%, 05/15/28	25,000	24,501,953
2.88%, 08/15/28	22,000	21,510,156
2.88%, 04/30/29	25,000	24,265,625
3.13%, 08/31/27	18,447	18,272,618
3.13%, 11/15/28	22,000	21,585,781
3.13%, 08/31/29	30,495	29,723,095
3.25%, 06/30/27	20,000	19,870,313
3.25%, 06/30/29	20,000	19,601,563
3.38%, 09/15/27	12,586	12,505,863
3.38%, 11/30/27	29,450	29,223,373
3.38%, 12/31/27	16,429	16,294,873
3.38%, 02/29/28	2,157	2,138,126
3.38%, 09/15/28	7,692	7,600,657
3.50%, 09/30/27	16,205	16,123,975
3.50%, 10/31/27	15,089	15,006,482
3.50%, 01/31/28	21,763	21,621,881
3.50%, 04/30/28	18,422	18,283,835
3.50%, 10/15/28	7,278	7,209,200
3.50%, 11/15/28	9,456	9,363,656
3.50%, 12/15/28	10,609	10,502,910
3.50%, 01/15/29	11,603	11,482,438
3.50%, 02/15/29	2,372	2,346,612
3.50%, 03/15/29	2,331	2,305,505
3.50%, 09/30/29	25,905	25,540,711
3.50%, 11/30/30	44,173	43,241,226
3.50%, 02/28/31	12,690	12,407,449
3.63%, 08/31/27	9,842	9,812,397
3.63%, 03/31/28	4,043	4,023,101
3.63%, 05/31/28	4,159	4,136,580
3.63%, 08/15/28	7,278	7,235,356
Security	Par (000)	Value
U.S. Government Obligations (continued)
3.63%, 08/31/29	$8,804	$8,716,648
3.63%, 03/31/30	2,620	2,587,045
3.63%, 08/31/30	41,367	40,746,495
3.63%, 09/30/30	47,003	46,294,283
3.63%, 10/31/30	46,317	45,596,916
3.63%, 12/31/30	32,165	31,639,806
3.75%, 06/30/27	12,103	12,092,126
3.75%, 08/15/27	23,574	23,542,691
3.75%, 04/15/28	27,020	26,949,284
3.75%, 05/15/28	6,540	6,521,606
3.75%, 12/31/28	17,578	17,506,589
3.75%, 05/31/30	25,990	25,760,557
3.75%, 12/31/30	1,482	1,464,980
3.75%, 01/31/31	42,591	42,105,196
3.88%, 05/31/27	28,683	28,704,288
3.88%, 07/31/27	12,898	12,902,031
3.88%, 10/15/27	6,732	6,732,263
3.88%, 11/30/27	19,180	19,177,003
3.88%, 12/31/27	20,452	20,446,408
3.88%, 03/15/28	15,320	15,315,811
3.88%, 03/31/28	4,138	4,137,192
3.88%, 06/15/28	12,253	12,250,128
3.88%, 07/15/28(g)	8,001	7,997,875
3.88%, 04/15/29	2,058	2,055,910
3.88%, 09/30/29	29,108	29,037,504
3.88%, 11/30/29	18,700	18,648,867
3.88%, 12/31/29	20,000	19,940,625
3.88%, 04/30/30	25,129	25,034,766
3.88%, 06/30/30	32,057	31,919,255
3.88%, 07/31/30	26,785	26,663,630
3.88%, 03/31/31	21,745	21,602,398
3.88%, 04/30/31	21,100	20,959,883
4.00%, 12/15/27	22,445	22,485,331
4.00%, 02/29/28	11,066	11,088,046
4.00%, 06/30/28	16,000	16,036,250
4.00%, 01/31/29	23,882	23,936,108
4.00%, 07/31/29	38,026	38,100,270
4.00%, 10/31/29	20,000	20,031,250
4.00%, 02/28/30	46,928	46,975,661
4.00%, 03/31/30	30,177	30,205,291
4.00%, 05/31/30	39,213	39,240,572
4.00%, 07/31/30	18,600	18,602,906
4.00%, 01/31/31	15,700	15,682,828
4.13%, 09/30/27	9,000	9,031,289
4.13%, 10/31/27	15,200	15,251,656
4.13%, 11/15/27(g)	12,898	12,944,856
4.13%, 07/31/28	19,518	19,614,065
4.13%, 03/31/29	30,000	30,168,750
4.13%, 10/31/29	38,238	38,453,089
4.13%, 11/30/29	9,270	9,322,144
4.13%, 08/31/30	16,024	16,100,364
4.13%, 03/31/31	25,466	25,569,456
4.25%, 01/15/28	25,765	25,916,973
4.25%, 02/15/28	14,839	14,930,585
4.25%, 02/28/29	27,780	28,025,245
4.25%, 06/30/29	33,148	33,463,942
4.25%, 01/31/30	32,072	32,382,697
4.25%, 02/28/31	24,003	24,233,654
4.38%, 07/15/27	14,201	14,290,311
4.38%, 08/31/28	14,382	14,531,438
4.38%, 11/30/28	9,362	9,468,054

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
U.S. Government Obligations (continued)
4.38%, 12/31/29	$20,622	$20,911,997
4.38%, 11/30/30	17,110	17,363,977
4.50%, 05/15/27	27,461	27,655,158
4.50%, 05/31/29	33,094	33,642,119
4.63%, 06/15/27	13,540	13,660,591
4.63%, 09/30/28	19,392	19,714,695
4.63%, 04/30/29	15,000	15,296,484
4.63%, 04/30/31	26,283	26,972,929
4.88%, 10/31/28	17,732	18,136,511
		2,447,544,978
Total U.S. Government & Agency Obligations — 54.9% (Cost: $2,621,083,745)		2,608,327,636
	Shares
Common Stocks
Aerospace & Defense — 0.0%
Incora Top Holdco LLC, NVS(b)(e)(g)	360	2,225
Incora Top Holdco LLC, NVS(e)	6,596	40,763
		42,988
Commercial Services & Supplies — 0.0%
MYT Holding LLC, NVS(f)	1	—
Financial Services — 0.0%
HoldCo.(e)(f)	16,280	—
Health Care Technology — 0.0%
Quincy Health LLC(e)(f)	978	—
Metals & Mining — 0.0%
Foresight Energy LLC(e)	112	—
Total Common Stocks — 0.0% (Cost $903,548)		42,988
Preferred Stocks
Financial Services — 0.0%
HoldCo. Preference Shares(e)	104	—
Total Preferred Stocks — 0.0% (Cost $98)		—
Total Long-Term Investments — 98.2% (Cost: $4,667,433,085)		4,662,484,310
Security	Shares	Value
Short-Term Securities
Money Market Funds — 1.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.83%(m)(n)	40,116,992	$40,129,027
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.61%(m)(n)(o)	41,779,657	41,779,657
Total Short-Term Securities — 1.7% (Cost: $81,907,453)		81,908,684
Total Investments — 99.9% (Cost: $4,749,340,538)		4,744,392,994
Other Assets Less Liabilities — 0.1%		2,662,114
Net Assets — 100.0%		$4,747,055,108

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)	Issuer filed for bankruptcy and/or is in default.
(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)	Non-income producing security.
(g)	All or a portion of this security is on loan.
(h)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(i)	Perpetual security with no stated maturity date.
(j)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(k)	Zero-coupon bond.
(l)	Represents or includes a TBA transaction.
(m)	Affiliate of the Fund.
(n)	Annualized 7-day yield as of period end.
(o)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Core 1-5 Year USD Bond ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/26	Shares Held at 04/30/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$45,038,139	$—	$(4,895,984)(a)	$(13,336)	$208	$40,129,027	40,116,992	$757,677	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	24,116,359	17,663,298 (a)	—	—	—	41,779,657	41,779,657	134,072 (b)	—
				$(13,336)	$208	$81,908,684		$891,749	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$33,460,397	$—	$33,460,397
Collateralized Mortgage Obligations	—	82,846,248	—	82,846,248
Corporate Bonds & Notes	—	1,626,633,417	36,371	1,626,669,788
Floating Rate Loan Interests	—	707,169	—	707,169
Foreign Government Obligations	—	307,995,956	—	307,995,956
Municipal Debt Obligations	—	2,434,128	—	2,434,128
U.S. Government & Agency Obligations	—	2,608,327,636	—	2,608,327,636
Common Stocks	—	—	42,988	42,988
Preferred Stocks	—	—	—	—
Short-Term Securities
Money Market Funds	81,908,684	—	—	81,908,684
	$81,908,684	$4,662,404,951	$79,359	$4,744,392,994
See notes to financial statements.

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)
April 30, 2026
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Australia — 0.6%
AGI Finance Pty Ltd.
2.12%, 06/24/27	AUD200	$139,100
4.83%, 09/25/31(a)	AUD200	137,221
Amcor U.K. Finance PLC
1.13%, 06/23/27	EUR200	229,639
3.20%, 11/17/29	EUR375	434,869
3.75%, 02/20/33	EUR675	775,774
Ampol Ltd., 5.85%, 10/30/55, (3-month BB Swap + 2.00%)(a)(b)	AUD400	271,840
APA Infrastructure Ltd.
0.75%, 03/15/29(a)	EUR300	327,196
1.25%, 03/15/33(a)	EUR200	197,520
2.50%, 03/15/36(a)	GBP200	200,245
3.50%, 03/22/30(a)	GBP450	570,499
6.42%, 04/28/36	AUD200	143,702
Aurizon Finance Pty Ltd., 3.00%, 03/09/28	AUD100	68,691
Aurizon Network Pty Ltd., 6.10%, 09/12/31(a)	AUD200	143,670
Ausgrid Finance Pty Ltd.
3.51%, 02/14/33(a)	EUR100	115,808
5.41%, 03/28/31	AUD400	282,334
5.95%, 12/10/35(a)	AUD400	280,448
AusNet Services Holdings Pty Ltd.
0.63%, 08/25/30(a)	EUR300	313,518
2.60%, 07/31/29	AUD300	196,928
3.75%, 05/08/35(a)	EUR500	573,794
6.13%, 05/31/33	AUD400	290,802
6.50%, 02/04/56, (3-month BB Swap + 1.77%)(b)	AUD200	140,046
Australia & New Zealand Banking Group Ltd.
0.75%, 09/29/26(a)	EUR200	233,027
2.48%, 06/04/29(a)	EUR550	635,315
3.71%, 07/31/35, (5-year EURIBOR ICE Swap + 1.32%)(a)(b)	EUR950	1,106,818
4.25%, 11/01/28(a)	AUD400	281,217
4.95%, 09/11/28	AUD600	428,802
5.00%, 06/18/29	AUD1,003	715,298
5.10%, 02/03/33, (5-year EUR Swap + 2.15%)(a)(b)	EUR800	962,981
5.91%, 08/12/32, (3-month BB Swap + 2.70%)(b)	AUD500	361,084
6.12%, 07/25/39, (3-month BB Swap + 1.83%)(b)	AUD1,000	709,660
6.74%, 02/10/38, (3-month BB Swap + 2.80%)(a)(b)	AUD550	406,964
Australia Pacific Airports Melbourne Pty Ltd.
3.76%, 11/25/31	AUD300	194,484
4.00%, 06/07/34(a)	EUR200	234,597
4.25%, 03/24/36(a)	EUR200	233,048
4.38%, 05/24/33(a)	EUR300	363,238
5.95%, 06/16/55, (3-month BB Swap + 2.20%)(a)(b)	AUD400	278,912
Bank of Queensland Ltd.
2.73%, 06/18/30(a)	EUR100	114,954
3.30%, 07/30/29(a)	EUR400	470,896
Bendigo & Adelaide Bank Ltd., 2.89%, 02/03/31(a)	EUR1,000	1,158,397
BHP Billiton Finance Ltd.
3.18%, 09/04/31(a)	EUR200	230,402
3.64%, 09/04/35(a)	EUR750	859,371
Security	Par (000)	Value
Australia (continued)
Series 12, 4.30%, 09/25/42	GBP300	$324,414
Series 13, 3.13%, Series 13, 04/29/33(a)	EUR100	113,122
Series 17, 1.50%, 04/29/30(a)	EUR345	376,744
Brambles Finance PLC
1.50%, 10/04/27(a)	EUR350	402,280
4.25%, 03/22/31(a)	EUR100	121,303
Brambles USA, Inc., 3.63%, 04/02/33(a)	EUR100	116,500
Brisbane Airport Corp. Pty Ltd.
3.86%, 11/13/35(a)	EUR200	228,147
4.50%, 12/30/30	AUD300	204,665
Charter Hall LWR Pty Ltd., 2.09%, 03/03/28(a)	AUD100	67,483
CIMIC Finance Ltd., 1.50%, 05/28/29(a)	EUR700	768,061
Coles Group Treasury Pty Ltd., 5.80%, 07/15/31	AUD400	289,158
Commonwealth Bank of Australia
0.13%, 10/15/29(a)	EUR500	532,211
0.50%, 07/27/26(a)	EUR100	116,888
0.88%, 02/19/29(a)	EUR600	665,275
1.13%, 01/18/28(a)	EUR400	454,901
2.86%, 02/26/32(a)	EUR1,400	1,609,933
3.00%, 09/04/26(a)	GBP100	135,479
3.77%, 08/31/27(a)	EUR600	712,518
3.79%, 08/26/37, (5-year EURIBOR ICE Swap + 1.32%)(a)(b)	EUR500	578,429
4.27%, 06/04/34, (5-year EURIBOR ICE Swap + 1.35%)(b)	EUR300	357,250
4.75%, 01/09/30(a)	AUD1,000	705,383
4.90%, 08/17/28	AUD800	571,597
5.03%, 01/15/31	AUD900	637,808
5.18%, 10/09/35(a)	AUD200	137,133
5.25%, 09/12/35, (3-month BB Swap + 1.70%)(a)(b)	AUD400	279,949
5.27%, 11/21/35(a)	AUD400	275,721
6.15%, 11/27/39, (3-month BB Swap + 1.65%)(b)	AUD200	142,134
6.70%, 03/15/38, (3-month BB Swap + 2.45%)(b)	AUD600	443,691
Computershare U.S., Inc., 1.13%, 10/07/31(a)	EUR500	507,919
Dalrymple Bay Finance Pty Ltd., 6.23%, 03/24/31	AUD400	288,617
Downer Group Finance Pty. Ltd., 6.49%, 04/28/33	AUD100	72,224
ElectraNet Pty Ltd., 5.30%, 07/10/31(a)	AUD200	140,250
GAIF Bond Issuer Pty Ltd.
4.74%, 06/03/30(a)	AUD200	139,157
4.90%, 11/13/31(a)	AUD400	276,373
Glencore Capital Finance DAC
1.13%, 03/10/28(a)	EUR1,100	1,244,014
3.67%, 10/06/32(a)	EUR725	840,794
3.75%, 02/04/32(a)	EUR200	234,626
4.15%, 04/29/31(a)	EUR400	480,005
Glencore Funding LLC, 4.00%, 07/28/31	CAD300	219,524
Goodman Australia Finance Pty Ltd., 3.88%, 04/29/33(a)	EUR250	290,834
ING Bank Australia Ltd., 5.21%, 02/13/31	AUD250	177,646
Lendlease Finance Ltd., 3.70%, 03/31/31(a)	AUD100	63,331
Lonsdale Finance Pty Ltd., 2.45%, 11/20/26(a)	AUD200	141,866
Macquarie Bank Ltd.
2.74%, 02/18/31(a)	EUR200	230,054
2.78%, 02/25/30(a)	EUR700	811,169
3.20%, 09/17/29(a)	EUR800	937,436
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Australia (continued)
5.76%, 08/20/36, (3-month BB Swap + 1.32%)(a)(b)	AUD200	$141,257
5.95%, 03/01/34, (3-month BB Swap + 1.95%)(b)	AUD400	287,771
6.15%, 05/29/40, (3-month BB Swap + 1.95%)(a)(b)	AUD200	140,290
Macquarie Group Ltd.
0.95%, 05/21/31(a)	EUR300	310,632
2.13%, 10/01/31(a)	GBP750	867,624
Mirvac Group Finance Ltd., 5.90%, 03/18/36	AUD200	139,030
National Australia Bank Ltd.
0.01%, 01/06/29(a)	EUR600	650,970
1.13%, 05/20/31(a)	EUR236	249,111
1.38%, 08/30/28(a)	EUR1,200	1,353,418
2.35%, 08/30/29(a)	EUR850	976,962
2.72%, 08/27/30(a)	EUR800	923,124
2.85%, 03/03/32(a)	EUR300	345,220
2.85%, 03/04/33(a)	EUR600	686,760
2.90%, 02/25/27	AUD500	353,804
3.13%, 02/28/30(a)	EUR200	233,817
3.15%, 02/05/31(a)	EUR300	351,814
3.61%, 01/22/36, (5-year EURIBOR ICE Swap + 1.10%)(a)(b)	EUR300	346,128
4.10%, 10/16/28(a)	AUD300	210,172
4.40%, 05/12/28	AUD200	141,645
4.85%, 03/22/29	AUD200	142,259
5.40%, 11/16/28	AUD200	144,374
5.74%, 02/09/34, (3-month BB Swap + 1.95%)(a)(b)	AUD400	287,078
5.77%, 07/30/40, (3-month BB Swap + 1.70%)(a)(b)	AUD800	551,719
6.32%, 08/03/32, (3-month BB Swap + 2.80%)(a)(b)	AUD300	217,764
6.34%, 06/06/39, (3-month BB Swap + 2.00%)(a)(b)	AUD499	359,590
NBN Co. Ltd.
3.38%, 11/29/32(a)	EUR550	639,551
4.38%, 03/15/33(a)	EUR850	1,043,759
5.20%, 08/25/28(a)	AUD600	431,172
5.35%, 03/06/35(a)	AUD500	348,061
Network Finance Co. Pty. Ltd.
3.50%, 09/05/33(a)	EUR125	143,443
6.06%, 06/19/30	AUD200	145,745
Norfina Ltd.
4.60%, 05/21/30(a)	AUD300	209,274
Series ., 4.70%, Series ., 12/02/30(a)	AUD200	139,325
NSW Electricity Networks Finance Pty. Ltd.
2.54%, 09/23/30(a)	AUD150	94,067
6.30%, 11/20/55, (3-month BB Swap + 2.20%)(a)(b)	AUD700	483,124
NSW Ports Finance Co. Pty Ltd., 5.43%, 09/19/34(a)	AUD200	136,663
Optus Finance Pty Ltd., 1.00%, 06/20/29(a)	EUR1,050	1,145,431
Origin Energy Finance Ltd.
1.00%, 09/17/29(a)	EUR230	248,843
5.35%, 09/26/31(a)	AUD200	138,443
Pacific National Finance Pty. Ltd., 3.80%, 09/08/31(a)	AUD150	93,500
Port of Newcastle Investments Financing Pty Ltd., 6.10%, 07/18/33(a)	AUD300	211,266
Security	Par (000)	Value
Australia (continued)
Qantas Airways Ltd.
2.95%, 11/27/29(a)	AUD250	$163,144
5.25%, 09/09/30(a)	AUD200	140,287
5.90%, 09/19/34(a)	AUD400	279,657
QBE Insurance Group Ltd., 5.80%, 05/21/36, (3-month BB Swap + 1.95%)(b)	AUD200	140,912
Qube Treasury Pty Ltd., 5.60%, 12/11/31(a)	AUD400	281,119
Scentre Group Trust 1
5.35%, 09/18/35(a)	AUD600	402,891
5.90%, 03/31/55, (3-month BB Swap + 2.00%)(a)(b)	AUD400	280,782
Scentre Group Trust 1/Scentre Group Trust 2, 1.45%, 03/28/29(a)	EUR200	222,606
Scentre Group Trust 2, 5.85%, 04/22/32	AUD300	214,864
Scentre Management Ltd., 3.45%, 10/07/33(a)	EUR200	227,011
SGSP Australia Assets Pty Ltd., 3.38%, 10/08/32(a)	EUR500	571,133
Stockland Trust
5.35%, 10/24/35(a)	AUD600	399,914
6.10%, 09/12/34	AUD300	213,617
6.12%, 10/21/33(a)	AUD200	143,499
Sydney Airport Finance Co. Pty Ltd.
3.75%, 04/30/32(a)	EUR400	468,611
4.13%, 04/30/36(a)	EUR300	350,211
4.38%, 05/03/33(a)	EUR600	723,241
5.50%, 04/23/32(a)	AUD400	281,385
5.90%, 04/19/34(a)	AUD200	141,586
Tabcorp Finance Pty. Ltd., 5.99%, 05/28/31(a)	AUD600	420,783
Telstra Group Ltd.
1.38%, 03/26/29(a)	EUR450	501,905
3.38%, 03/02/35(a)	EUR400	456,557
3.50%, 09/03/36(a)	EUR200	227,462
5.65%, 03/06/34	AUD400	286,285
Toyota Finance Australia Ltd.
0.44%, 01/13/28(a)	EUR500	561,171
2.68%, 01/16/29(a)	EUR550	635,772
3.39%, 03/18/30(a)	EUR650	763,621
Transurban Finance Co. Pty. Ltd.
3.00%, 04/08/30(a)	EUR450	517,096
3.71%, 03/12/32(a)	EUR400	469,675
3.97%, 03/12/36(a)	EUR200	232,521
4.03%, 11/26/37(a)	EUR200	230,606
4.14%, 04/17/35(a)	EUR200	236,661
4.23%, 04/26/33(a)	EUR100	119,915
6.61%, 04/17/40(a)	GBP100	137,226
United Energy Distribution Pty Ltd., 5.42%, 02/03/32(a)	AUD200	140,878
Vicinity Centres Trust
5.84%, 03/03/36(a)	AUD200	138,989
6.19%, 04/24/34(a)	AUD200	144,570
Victoria Power Networks Finance Pty Ltd., 4.71%, 04/27/32(a)	AUD400	271,871
Wesfarmers Ltd.
0.95%, 10/21/33(a)	EUR250	241,211
1.94%, 06/23/28(a)	AUD200	133,788
3.28%, 06/10/32(a)	EUR200	230,012
WestConnex Finance Co. Pty Ltd., 3.15%, 03/31/31(a)	AUD150	94,771
Western Sydney University, 4.75%, 09/17/32(a)	AUD600	409,256

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Australia (continued)
Westpac Banking Corp.
0.38%, 09/22/36(a)	EUR300	$256,177
1.13%, 09/05/27(a)	EUR1,020	1,169,570
1.38%, 05/17/32(a)	EUR450	475,573
2.40%, 01/25/27	AUD200	141,310
2.59%, 05/14/30(a)	EUR1,100	1,265,948
2.91%, 11/26/32(a)	EUR700	804,929
3.12%, 01/02/31(a)	EUR300	351,247
3.80%, 01/17/30(a)	EUR500	599,398
4.50%, 10/30/30(a)	AUD900	624,627
5.10%, 05/14/29(a)	AUD1,200	858,681
5.14%, 02/12/31(a)	AUD1,500	1,067,277
5.82%, 06/04/40, (3-month BB Swap + 1.78%)(a)(b)	AUD1,000	692,437
6.93%, 06/23/38, (3-month BB Swap + 2.60%)(a)(b)	AUD300	224,434
7.20%, 11/15/38, (3-month BB Swap + 2.40%)(b)	AUD600	455,725
Woolworths Group Ltd.
2.80%, 05/20/30(a)	AUD300	193,475
3.75%, 10/25/32(a)	EUR200	233,350
5.76%, 04/18/31(a)	AUD1,000	719,152
5.91%, 11/29/34(a)	AUD200	141,850
Worley Financial Services Pty Ltd., 5.87%, 05/13/32(a)	AUD200	141,682
		74,007,039
Austria — 0.3%
BAWAG PSK Bank fuer Arbeit and Wirtschaft und Oesterreichische Postsparkasse AG
0.01%, 09/23/30(a)	EUR100	102,591
0.10%, 05/12/31(a)	EUR200	201,964
0.38%, 06/09/36(a)	EUR300	257,509
0.63%, 06/19/34(a)	EUR200	189,113
1.13%, 07/31/28(a)	EUR600	676,066
1.75%, 03/08/30(a)	EUR300	335,294
2.00%, 08/25/32(a)	EUR700	763,429
3.13%, 10/03/29, (3-mo. EURIBOR + 0.95%)(a)(b)	EUR700	820,075
3.13%, 02/27/31(a)	EUR1,200	1,407,263
3.38%, 01/20/38(a)	EUR400	461,511
CA Immobilien Anlagen AG, 4.25%, 04/30/30(a)	EUR300	352,121
Erste Group Bank AG
0.01%, 09/11/29(a)	EUR200	212,735
0.13%, 05/17/28(a)	EUR100	110,692
0.25%, 01/27/31(a)	EUR500	507,675
0.50%, 01/12/37(a)	EUR200	172,009
0.75%, 01/17/28(a)	EUR1,300	1,471,403
0.88%, 05/22/26(a)	EUR400	469,132
0.88%, 05/13/27(a)	EUR800	920,494
2.50%, 09/19/30(a)	EUR300	344,743
2.88%, 01/09/31(a)	EUR1,300	1,512,396
3.10%, 05/28/35(a)	EUR700	806,045
3.13%, 04/09/31(a)	EUR300	352,259
3.13%, 05/03/32, (3-mo. EURIBOR + 0.62%)(a)(b)	EUR400	460,924
3.13%, 12/12/33(a)	EUR500	582,660
3.25%, 06/26/31, (3-mo. EURIBOR + 0.88%)(a)(b)	EUR200	233,460
3.25%, 01/14/33, (3-mo. EURIBOR + 0.98%)(a)(b)	EUR300	345,819
Security	Par (000)	Value
Austria (continued)
3.63%, 11/26/35, (5-year EURIBOR ICE Swap + 1.30%)(a)(b)	EUR200	$230,369
3.75%, 04/21/36, (5-year EURIBOR ICE Swap + 1.27%)(a)(b)	EUR200	230,837
4.00%, 01/16/31, (3-mo. EURIBOR + 1.25%)(a)(b)	EUR100	119,992
4.00%, 01/15/35, (5-year EURIBOR ICE Swap + 1.70%)(a)(b)	EUR500	587,730
HYPO NOE Landesbank fuer Niederoesterreich und Wien AG
0.01%, 06/18/27	EUR500	568,842
1.63%, 05/11/29	EUR300	338,596
2.63%, 01/07/31	EUR500	573,533
3.00%, 02/05/30	EUR400	468,012
3.25%, 02/27/31(a)	EUR300	346,933
3.38%, 04/23/30	EUR300	349,584
Hypo Vorarlberg Bank AG
0.01%, 10/12/29(a)	EUR200	211,227
0.63%, 07/17/26(a)	EUR300	350,899
2.75%, 05/13/32(a)	EUR500	571,340
Kommunalkredit Austria AG
3.25%, 04/15/32	EUR700	816,210
4.25%, 04/01/31(a)	EUR200	234,743
Mondi Finance PLC
3.75%, 05/31/32(a)	EUR200	231,300
3.75%, 05/18/33(a)	EUR300	342,261
OeBB-Infrastruktur AG
3.00%, 10/24/33	EUR475	547,421
3.38%, 05/18/32(a)	EUR700	830,033
Oesterreichische Kontrollbank AG
3.13%, 11/15/28(a)	EUR1,000	1,180,482
4.13%, 07/22/27(a)	GBP500	676,898
OMV AG
1.88%, 12/04/28(a)	EUR456	520,086
2.00%, 04/09/28(a)	EUR583	672,389
2.88%, (5-year EUR Swap + 3.08%)(a)(b)(c)	EUR100	112,679
3.25%, 09/04/31(a)	EUR800	940,858
3.75%, 09/04/36(a)	EUR100	116,778
4.37%, (5-year EURIBOR ICE Swap + 2.11%)(a)(b)(c)	EUR500	582,068
Raiffeisen Bank International AG
0.05%, 09/01/27(a)	EUR500	565,006
1.50%, 05/24/28(a)	EUR200	231,120
3.50%, 08/27/31, (3-mo. EURIBOR + 1.20%)(a)(b)	EUR200	231,229
3.50%, 02/18/32, (3-mo. EURIBOR + 1.25%)(a)(b)	EUR200	232,255
3.63%, 11/13/33, (3-mo. EURIBOR + 1.15%)(a)(b)	EUR600	693,888
4.50%, 05/31/30, (3-mo. EURIBOR + 1.55%)(a)(b)	EUR200	240,946
5.25%, 01/02/35, (5-year EURIBOR ICE Swap + 3.10%)(a)(b)	EUR200	243,154
Raiffeisen Landesbank Vorarlberg mit Revisionsverband eGen, 0.38%, 11/13/34	EUR200	180,903
Raiffeisenlandesbank Niederoesterreich-Wien AG
0.63%, 08/28/26	EUR100	116,699
2.38%, 08/31/32(a)	EUR400	445,229
3.25%, 01/11/30(a)	EUR500	589,051
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Austria (continued)
3.38%, 02/06/32, (3-mo. EURIBOR + 0.93%)(a)(b)	EUR200	$230,348
Raiffeisenlandesbank Oberoesterreich AG, 0.50%, 01/22/35(a)	EUR200	181,734
Raiffeisen-Landesbank Steiermark AG
1.38%, 05/11/33(a)	EUR100	102,700
Series 50, 2.63%, Series 50, 04/08/30(a)	EUR600	692,240
Supernova Invest GmbH, Series ., 5.00%, Series ., 06/24/30(a)	EUR200	237,472
UniCredit Bank Austria AG
0.25%, 06/21/30(a)	EUR300	314,416
0.63%, 03/20/29(a)	EUR300	329,730
1.50%, 05/24/28(a)	EUR400	456,313
2.38%, 09/20/27(a)	EUR300	349,784
2.63%, 02/18/31(a)	EUR200	229,818
UNIQA Insurance Group AG, 1.38%, 07/09/30(a)	EUR200	217,904
Verbund AG, 3.25%, 05/17/31(a)	EUR700	820,056
Vienna Insurance Group AG Wiener Versicherung Gruppe
1.00%, 03/26/36(a)	EUR300	273,560
4.63%, 04/02/45, (3-mo. EURIBOR + 2.95%)(a)(b)	EUR100	119,419
4.88%, 06/15/42, (3-mo. EURIBOR + 3.95%)(a)(b)	EUR200	243,215
Volksbank Wien AG
0.13%, 11/19/29	EUR200	212,085
5.50%, 12/04/35, (5-year EURIBOR ICE Swap + 3.05%)(a)(b)	EUR300	362,019
		35,963,775
Belgium — 0.3%
Ageas SA
1.88%, 11/24/51, (3-mo. EURIBOR + 3.10%)(a)(b)	EUR200	212,674
4.63%, 05/02/56, (3-mo. EURIBOR + 3.15%)(a)(b)	EUR200	236,976
Aliaxis Holdings SA, 0.88%, 11/08/28(a)	EUR500	551,411
Anheuser-Busch InBev Finance, Inc., Series MPLE, 4.32%, 05/15/47	CAD100	66,301
Anheuser-Busch InBev SA
1.50%, 04/18/30(a)	EUR568	625,533
2.00%, 03/17/28(a)	EUR800	922,926
2.00%, 01/23/35(a)	EUR100	101,991
2.13%, 12/02/27(a)	EUR700	811,521
2.75%, 03/17/36(a)	EUR1,370	1,467,309
2.88%, 04/02/32(a)	EUR2,100	2,393,596
3.45%, 09/22/31(a)	EUR125	147,248
3.70%, 04/02/40(a)	EUR450	498,560
3.75%, 03/22/37(a)	EUR475	547,934
3.88%, 05/19/38(a)	EUR300	345,066
3.95%, 03/22/44(a)	EUR375	412,900
3.95%, 03/22/44(a)	EUR200	220,214
4.13%, 05/19/45(a)	EUR200	222,994
Argenta Spaarbank NV
0.75%, 03/03/29(a)	EUR800	878,878
2.50%, 10/25/27(a)	EUR300	349,746
3.13%, 02/06/34(a)	EUR300	345,094
3.75%, 02/02/34, (1-year EURIBOR ICE Swap + 1.08%)(a)(b)	EUR100	115,321
Security	Par (000)	Value
Belgium (continued)
Barry Callebaut Services NV
4.00%, 06/14/29(a)	EUR200	$237,333
4.25%, 08/19/31(a)	EUR500	592,480
Belfius Bank SA
0.13%, 09/14/26(a)	EUR200	232,770
1.00%, 06/12/28(a)	EUR300	338,213
2.63%, 09/30/30(a)	EUR500	575,681
2.88%, 02/12/31(a)	EUR300	348,364
3.25%, 11/14/31(a)	EUR300	343,917
3.38%, 05/28/30(a)	EUR1,100	1,282,295
3.75%, 01/22/29(a)	EUR800	948,434
4.00%, 04/29/38, (5-year EURIBOR ICE Swap + 1.30%)(a)(b)	EUR200	231,698
4.13%, 09/12/29	EUR1,300	1,567,673
bpost SA
3.29%, 10/16/29(a)	EUR300	351,308
3.63%, 10/16/34(a)	EUR300	348,548
Crelan SA
3.88%, 09/15/36, (1-year EURIBOR ICE Swap + 1.37%)(a)(b)	EUR200	229,963
4.00%, 04/30/37, (5-year EURIBOR ICE Swap + 1.35%)(a)(b)	EUR200	232,257
5.25%, 01/23/32, (1-year EURIBOR ICE Swap + 2.75%)(a)(b)	EUR300	374,612
6.00%, 02/28/30, (1-year EURIBOR ICE Swap + 2.85%)(a)(b)	EUR400	500,297
Dexia SA
0.01%, 01/21/28(a)	EUR500	558,590
2.50%, 04/05/28(a)	EUR300	349,157
2.75%, 01/18/29(a)	EUR500	582,387
3.13%, 06/01/28(a)	EUR800	942,262
4.13%, 07/22/27(a)	GBP600	810,841
4.13%, 10/22/30(a)	GBP400	529,172
Elia Group SA/NV
1.50%, 09/05/28(a)	EUR300	337,741
3.88%, 06/11/31(a)	EUR100	117,739
Elia Transmission Belgium SA
0.88%, 04/28/30(a)	EUR400	426,561
3.00%, 04/07/29(a)	EUR300	349,445
3.50%, 10/08/35(a)	EUR100	113,276
3.75%, 01/16/36(a)	EUR400	461,521
Ethias SA, 4.75%, 05/07/35(a)	EUR100	119,872
Euroclear Bank SA, 3.63%, 10/13/27(a)	EUR500	591,471
Euroclear Holding NV
1.38%, 06/16/51, (5-year EUR Swap + 1.30%)(a)(b)	EUR200	204,506
1.50%, 04/11/30(a)	EUR400	437,818
FLUVIUS System Operator CV
0.25%, 06/14/28(a)	EUR500	552,526
0.63%, 11/24/31(a)	EUR200	200,205
3.50%, 03/12/35(a)	EUR300	341,726
3.75%, 02/16/36(a)	EUR200	230,803
3.88%, 05/02/34(a)	EUR1,000	1,173,752
FLUVIUS System Operator CVBA, 2.88%, 05/07/29(a)	EUR1,000	1,157,916
Groupe Bruxelles Lambert NV
0.13%, 01/28/31(a)	EUR400	401,285
3.13%, 09/06/29(a)	EUR400	468,137
3.75%, 01/21/36(a)	EUR300	346,094
ING Belgium SA
0.01%, 02/20/30(a)	EUR900	943,183

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Belgium (continued)
2.75%, 08/25/32(a)	EUR400	$457,049
3.00%, 02/15/31(a)	EUR400	466,928
KBC Bank NV
3.00%, 04/10/31	EUR300	350,486
3.13%, 02/22/27(a)	EUR300	353,298
KBC Group NV
0.13%, 01/14/29, (3-mo. EURIBOR + 0.60%)(a)(b)	EUR900	1,004,241
0.75%, 01/24/30(a)	EUR400	426,469
3.38%, 01/15/33, (3-mo. EURIBOR + 0.85%)(a)(b)	EUR300	345,885
3.38%, 11/24/33, (3-mo. EURIBOR + 0.88%)(a)(b)	EUR200	229,111
3.63%, 08/26/36, (5-year EURIBOR ICE Swap + 1.30%)(a)(b)	EUR300	344,975
3.75%, 03/27/32(a)	EUR500	592,951
4.25%, 11/28/29, (3-mo. EURIBOR + 1.30%)(a)(b)	EUR200	239,946
4.38%, 12/06/31(a)	EUR400	490,815
Ministeries Van de Vlaamse Gemeenschap, 0.38%, 10/13/26(a)	EUR100	116,345
Proximus SADP
3.75%, 03/27/34(a)	EUR300	346,738
3.75%, 04/08/35(a)	EUR200	228,359
4.00%, 03/08/30(a)	EUR700	835,679
4.13%, 11/17/33(a)	EUR700	834,228
Resa SA/Belgium, Series ., 3.50%, Series ., 05/22/31(a)	EUR200	232,504
Shurgard Luxembourg SARL
3.63%, 10/22/34(a)	EUR200	223,756
4.00%, 05/27/35(a)	EUR100	113,871
Silfin NV
4.25%, 05/25/32(a)	EUR400	466,649
5.13%, 07/17/30(a)	EUR200	244,289
Sofina SA, 3.71%, 11/13/33(a)	EUR200	229,801
Solvay SA
3.88%, 04/03/28(a)	EUR300	353,516
4.25%, 10/03/31(a)	EUR400	475,287
Syensqo SA
3.38%, 05/28/31(a)	EUR500	577,722
4.00%, 05/28/35(a)	EUR400	461,152
VGP NV
1.50%, 04/08/29(a)	EUR900	994,227
2.25%, 01/17/30(a)	EUR400	439,677
4.00%, 01/16/32(a)	EUR200	230,447
Warehouses De Pauw CVA, 3.13%, 01/15/31(a)	EUR100	113,880
		45,778,303
Bermuda — 0.0%
Athora Holding Ltd.
5.88%, 09/10/34(a)	EUR500	602,108
6.63%, 06/16/28(a)	EUR200	245,364
		847,472
Brazil — 0.0%
Pluxee NV, 3.75%, 09/04/32(a)	EUR500	579,288
Canada — 1.3%
407 International, Inc.
2.43%, 05/04/27	CAD200	146,491
2.84%, 03/07/50	CAD400	208,679
3.65%, 09/08/44(a)	CAD600	378,662
Security	Par (000)	Value
Canada (continued)
3.67%, 03/08/49	CAD200	$121,949
3.83%, 05/11/46	CAD200	127,550
3.98%, 09/11/52	CAD25	15,744
4.11%, 10/03/35	CAD100	72,512
4.45%, 09/11/52	CAD200	136,065
4.54%, 10/09/54	CAD200	137,672
4.81%, 10/03/55	CAD100	71,765
4.86%, 07/31/53	CAD300	217,273
4.89%, 04/04/54	CAD200	145,522
5.06%, 04/07/56	CAD300	223,986
Aeroports de Montreal
3.03%, 04/21/50	CAD150	82,005
3.44%, 04/26/51	CAD150	87,904
Series I, 5.47%, 04/16/40	CAD150	118,841
AIMCo Realty Investors LP
4.64%, 02/15/30	CAD300	227,756
4.97%, 05/23/34	CAD200	153,734
Series 4, 2.71%, 06/01/29	CAD200	143,568
Alberta Powerline LP, 4.07%, 12/01/53	CAD196	126,147
Alectra, Inc.
1.75%, 02/11/31	CAD200	136,828
4.31%, 10/30/34	CAD150	111,436
4.63%, 06/13/34	CAD150	114,019
5.23%, 11/14/52	CAD50	38,304
Series A, 2.49%, 05/17/27	CAD150	109,712
Alimentation Couche-Tard, Inc.
3.90%, 04/21/33(a)	EUR325	380,012
4.01%, 02/12/36(a)	EUR200	231,395
5.59%, 09/25/30	CAD400	313,552
Allied Properties Real Estate Investment Trust, 4.81%, 02/24/29	CAD1,000	743,454
AltaGas Ltd.
2.17%, 03/16/27	CAD350	255,359
3.98%, 10/04/27	CAD150	111,194
5.14%, 03/14/34	CAD200	153,872
5.60%, 03/14/54	CAD200	152,018
AltaLink LP
3.72%, 12/03/46	CAD50	31,327
3.99%, 06/30/42	CAD200	134,219
4.09%, 06/30/45(a)	CAD100	66,663
4.69%, 11/28/32	CAD300	230,263
4.74%, 05/22/54	CAD300	214,288
4.92%, 09/17/43	CAD200	149,136
5.46%, 10/11/55	CAD200	158,884
Series 20-1, 1.51%, Series 20-1, 09/11/30	CAD600	408,456
ARC Resources Ltd.
3.58%, 06/17/28	CAD200	147,745
Series 5, 3.35%, Series 5, 02/25/29	CAD800	586,570
Series 6, 4.10%, Series 6, 02/25/33	CAD200	147,878
Atco Ltd./Canada, 3.88%, 05/27/30	CAD100	73,788
AtkinsRealis Group, Inc.
Series 10, 4.76%, Series 10, 03/15/33	CAD200	148,518
Series 9, 4.41%, Series 9, 06/15/31	CAD200	148,288
Avenue Living 2014 LP, Series C, 4.65%, Series C, 07/15/29	CAD200	146,121
Bank of Montreal
0.05%, 06/08/29(a)	EUR500	535,702
1.55%, 05/28/26	CAD150	110,355
2.70%, 12/09/26	CAD50	36,813
2.75%, 01/21/31(a)	EUR1,000	1,154,521
3.19%, 03/01/28	CAD500	367,516
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Canada (continued)
3.25%, 01/09/32, (3-mo. EURIBOR + 1.05%)(a)(b)	EUR300	$347,177
3.54%, 03/03/32(b)	CAD500	361,923
3.63%, 03/24/32, (3-mo. EURIBOR + 0.95%)(a)(b)	EUR125	146,684
3.65%, 04/01/27	CAD500	369,709
3.75%, 07/10/30, (3-mo. EURIBOR + 1.00%)(a)(b)	EUR550	652,004
4.08%, 03/05/35(b)	CAD2,000	1,473,235
4.42%, 07/17/29	CAD800	602,080
4.54%, 12/18/28	CAD200	150,716
4.71%, 12/07/27	CAD600	450,069
4.98%, 07/03/34(b)	CAD200	151,702
5.04%, 05/29/28	CAD1,000	757,619
5.13%, 10/10/28(a)	GBP550	749,428
6.53%, 10/27/32(b)	CAD200	153,587
Bank of Nova Scotia(The)
0.01%, 12/15/27(a)	EUR1,200	1,345,121
0.01%, 09/14/29(a)	EUR550	584,066
0.25%, 11/01/28(a)	EUR650	711,772
1.40%, 11/01/27	CAD800	575,226
1.85%, 11/02/26	CAD800	586,329
2.48%, 01/22/29(a)	EUR700	810,676
2.52%, 06/18/29(a)	EUR400	462,610
2.88%, 05/03/27(a)	GBP300	400,738
2.95%, 03/08/27	CAD400	294,120
2.97%, 01/22/33(a)	EUR500	577,525
3.10%, 02/02/28	CAD400	293,564
3.25%, 01/18/28(a)	EUR700	826,172
3.38%, 03/05/33, (3-mo. EURIBOR + 1.14%)(a)(b)	EUR300	348,086
3.62%, 01/30/32(b)	CAD1,000	727,124
3.73%, 06/27/31(b)	CAD400	293,343
3.81%, 11/15/28(b)	CAD1,000	739,854
3.84%, 09/26/30(b)	CAD650	479,900
3.93%, 05/03/32(b)	CAD400	296,185
4.09%, 05/01/34(b)	CAD400	292,632
4.44%, 11/15/35(b)	CAD950	705,465
4.68%, 02/01/29	CAD600	454,232
4.95%, 08/01/34(b)	CAD300	227,440
5.68%, 08/02/33(b)	CAD700	536,685
BCI QuadReal Realty / BCI Quadreal Realty Trust, 1.75%, 07/24/30	CAD200	137,346
bcIMC Realty Corp., 3.00%, 03/31/27	CAD100	73,556
Bell Telephone Co. of Canada or Bell Canada
1.65%, 08/16/27	CAD200	144,645
2.50%, 05/14/30	CAD300	211,150
2.90%, 09/10/29	CAD200	143,549
3.00%, 03/17/31	CAD250	177,401
3.60%, 09/29/27	CAD200	147,558
3.80%, 08/21/28	CAD250	184,796
4.35%, 12/18/45(a)	CAD200	130,861
4.40%, 03/30/33	CAD400	294,678
4.45%, 02/27/47(a)	CAD400	263,557
4.55%, 02/09/30	CAD200	150,684
5.15%, 08/24/34	CAD600	459,276
5.15%, 02/09/53	CAD200	141,630
5.25%, 03/15/29	CAD1,000	766,055
5.60%, 08/11/53(a)	CAD200	150,838
5.85%, 11/10/32	CAD200	159,607
Security	Par (000)	Value
Canada (continued)
Series M-64, 3.65%, Series M-64, 08/14/29	CAD300	$219,936
Series M-65, 4.30%, Series M-65, 03/14/33	CAD200	146,507
Series M-66, 4.70%, Series M-66, 03/14/36	CAD200	146,801
Series M-67, 5.25%, Series M-67, 08/14/55	CAD300	215,245
BPC Generation Infrastructure Trust, 4.61%, 09/29/35	CAD200	145,654
British Columbia Ferry Services, Inc.
Series 19-1, 2.79%, 10/15/49	CAD100	52,216
Series 26-1, 4.69%, Series 26-1, 02/19/56	CAD200	141,658
British Columbia Investment Management Corp.
3.40%, 06/02/30	CAD1,000	737,195
4.90%, 06/02/33	CAD500	394,712
Brookfield Finance II, Inc.
4.39%, 03/01/33	CAD100	73,627
4.80%, 04/21/36	CAD200	147,840
5.40%, 12/11/55	CAD200	147,350
5.43%, 12/14/32(a)	CAD500	390,344
Brookfield Infrastructure Finance ULC
3.41%, 10/09/29	CAD200	145,433
4.19%, 09/11/28	CAD100	74,453
5.44%, 04/25/34	CAD400	311,951
5.98%, 02/14/33	CAD300	240,582
Series 16, 4.53%, Series 16, 09/24/35	CAD500	362,925
Brookfield Renewable Partners ULC
3.33%, 08/13/50	CAD200	106,327
4.25%, 01/15/29	CAD200	149,190
5.20%, 01/15/56	CAD200	143,168
5.32%, 01/10/54	CAD200	145,388
5.37%, 09/10/55(b)	CAD100	73,586
5.88%, 11/09/32	CAD1,000	800,552
Series 18, 4.96%, Series 18, 10/20/34	CAD200	151,588
Bruce Power LP
4.00%, 12/21/32	CAD200	145,298
4.01%, 06/21/29	CAD100	74,286
4.13%, 06/21/33	CAD100	72,902
4.27%, 12/21/34	CAD200	145,270
4.41%, 12/21/35	CAD700	507,382
4.70%, 12/21/27	CAD200	150,094
4.70%, 06/21/31	CAD200	151,897
4.75%, 06/21/49(a)	CAD100	69,514
Calgary Airport Authority(The)
3.55%, 10/07/53	CAD200	118,048
Series A, 3.20%, Series A, 10/07/36	CAD500	330,284
Canadian Imperial Bank of Commerce
0.01%, 04/30/29(a)	EUR500	536,883
0.04%, 07/09/27(a)	EUR200	227,105
2.25%, 01/07/27	CAD350	256,593
2.50%, 05/07/30(a)	EUR1,250	1,433,833
2.75%, 04/15/31(a)	EUR200	230,327
3.25%, 07/16/31, (3-mo. EURIBOR + 1.12%)(a)(b)	EUR425	492,209
3.65%, 01/13/32(b)	CAD1,200	874,261
3.70%, 04/02/30(b)	CAD500	367,995
3.80%, 12/10/30(b)	CAD1,000	736,648
3.81%, 07/09/29(a)	EUR500	596,026
4.15%, 04/02/35(b)	CAD300	221,237

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Canada (continued)
4.90%, 06/12/34(b)	CAD400	$302,684
4.95%, 06/29/27	CAD400	299,801
5.05%, 10/07/27	CAD1,000	752,369
5.30%, 01/16/34(b)	CAD200	152,628
5.33%, 01/20/33(b)	CAD500	378,500
Series ., 3.90%, Series ., 06/20/31(b)	CAD800	590,034
Canadian National Railway Co.
3.05%, 02/08/50	CAD200	108,009
3.20%, 07/31/28	CAD500	366,868
3.50%, 06/10/30	CAD100	73,233
3.60%, 02/08/49	CAD600	360,575
4.20%, 06/10/35	CAD100	72,867
4.60%, 05/02/29	CAD450	341,404
4.70%, 05/10/53	CAD400	281,548
5.10%, 05/02/54	CAD100	74,758
Canadian Natural Resources Ltd.
2.50%, 01/17/28	CAD200	145,046
3.30%, 12/08/28	CAD200	146,220
3.42%, 12/01/26	CAD100	73,764
3.75%, 02/08/31	CAD300	219,391
4.15%, 12/15/31	CAD300	222,375
4.55%, 02/08/36	CAD100	73,278
Canadian Pacific Railway Co.
2.54%, 02/28/28	CAD400	290,017
3.05%, 03/09/50	CAD100	53,962
3.15%, 03/13/29(a)	CAD100	72,855
4.00%, 06/13/32	CAD100	73,598
4.40%, 01/13/36	CAD100	73,524
4.80%, 06/13/55	CAD200	142,651
6.45%, 11/17/39	CAD100	84,837
Canadian Tire Corp. Ltd., 5.37%, 09/16/30	CAD300	232,911
Canadian Utilities Ltd.
4.41%, 06/24/35	CAD300	221,198
5.45%, 12/22/55(b)	CAD200	145,887
Canadian Western Bank
4.57%, 07/11/28	CAD200	150,879
5.94%, 12/22/32(b)	CAD200	152,696
5.95%, 01/29/34(b)	CAD200	155,158
Capital Power Corp.
4.42%, 02/08/30	CAD100	74,891
5.97%, 01/25/34	CAD400	319,989
Cenovus Energy, Inc.
3.50%, 02/07/28	CAD300	220,546
4.60%, 11/20/35	CAD400	294,142
Central 1 Credit Union, 4.00%, 08/20/30	CAD100	73,226
CGI, Inc., 3.99%, 09/07/27	CAD100	74,096
Chartwell Retirement Residences, Series E, 3.65%, Series E, 05/06/28	CAD300	220,467
Choice Properties Real Estate Investment Trust
3.53%, 06/11/29	CAD400	293,106
4.29%, 01/16/30	CAD100	74,588
5.03%, 02/28/31	CAD200	153,184
5.70%, 02/28/34	CAD100	79,174
6.00%, 06/24/32	CAD200	160,104
Series W, 4.63%, Series W, 08/08/35	CAD200	146,414
CI Financial Corp., 4.63%, 12/12/31(a)	EUR800	943,863
Coastal Gaslink Pipeline LP
Series C, 4.91%, Series C, 06/30/31	CAD100	77,234
Series E, 5.40%, Series E, 09/30/36	CAD1,000	786,439
Series H, 5.61%, Series H, 06/30/44	CAD1,000	787,940
Security	Par (000)	Value
Canada (continued)
Series J, 5.86%, Series J, 03/30/49	CAD500	$404,185
Cogeco Communications, Inc., 4.74%, 02/06/35	CAD400	294,062
CPPIB Capital, Inc., 1.50%, 03/04/33(a)	EUR750	786,096
Crombie Real Estate Investment Trust, 4.73%, 01/15/32	CAD400	297,723
CU, Inc.
2.96%, 09/07/49	CAD200	107,366
3.17%, 09/05/51	CAD200	109,608
3.55%, 11/22/47	CAD200	120,804
3.96%, 07/27/45	CAD25	16,343
4.09%, 09/02/44	CAD800	535,956
4.54%, 10/24/41	CAD200	143,606
4.66%, 09/11/54	CAD300	210,545
4.72%, 09/09/43	CAD100	72,816
4.79%, 09/16/55	CAD500	357,591
5.09%, 09/20/53	CAD300	224,979
5.18%, 11/21/35	CAD100	78,264
Definity Financial Corp., 4.39%, 09/12/35	CAD200	145,497
Dollarama, Inc.
3.85%, 12/16/30	CAD200	147,160
3.94%, 07/25/31	CAD200	147,029
4.58%, 04/02/36	CAD200	147,074
5.17%, 04/26/30	CAD200	154,398
5.53%, 09/26/28	CAD200	153,569
Dream Industrial Real Estate Investment Trust, 4.29%, 07/03/30	CAD200	148,137
Enbridge Gas, Inc.
2.90%, 04/01/30	CAD400	287,790
3.20%, 09/15/51	CAD500	273,465
3.51%, 11/29/47	CAD200	119,395
4.00%, 08/22/44(a)	CAD50	32,964
4.16%, 09/12/35	CAD600	436,289
4.20%, 06/02/44	CAD200	135,581
4.55%, 08/17/52	CAD100	68,671
4.84%, 09/12/55	CAD100	71,666
4.88%, 06/21/41	CAD150	111,309
5.67%, 10/06/53	CAD400	322,783
5.70%, 10/06/33	CAD100	80,925
Enbridge Pipelines, Inc.
3.52%, 02/22/29	CAD200	146,866
4.20%, 05/12/51	CAD100	61,840
4.33%, 02/22/49	CAD1,000	638,305
4.55%, 09/29/45	CAD200	134,457
5.33%, 04/06/40	CAD50	37,412
5.82%, 08/17/53	CAD100	78,304
Enbridge, Inc.
2.99%, 10/03/29	CAD400	288,883
3.10%, 09/21/33	CAD1,000	687,402
3.55%, 02/25/28	CAD100	73,629
3.57%, 02/26/31	CAD400	289,668
3.90%, 02/25/30	CAD500	369,351
4.10%, 09/21/51	CAD300	181,828
4.21%, 02/22/30	CAD200	149,315
4.24%, 08/27/42	CAD100	65,886
4.35%, 02/26/36	CAD900	645,575
4.56%, 02/25/35	CAD600	442,480
4.73%, 08/22/34	CAD100	74,931
4.90%, 05/26/28	CAD200	150,979
5.10%, 02/26/56	CAD200	140,879
5.15%, 12/17/55(b)	CAD300	219,054
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Canada (continued)
5.32%, 08/22/54	CAD200	$145,899
5.36%, 05/26/33	CAD100	78,256
5.76%, 05/26/53	CAD200	154,964
6.51%, 11/09/52	CAD200	170,392
Energir SEC
3.04%, 02/09/32	CAD200	140,827
4.65%, 05/20/55	CAD100	70,055
4.67%, 09/27/32	CAD100	76,395
4.83%, 06/02/53	CAD200	144,317
ENMAX Corp., 3.77%, 06/06/30	CAD150	110,019
EPCOR Utilities, Inc.
3.11%, 07/08/49	CAD100	55,060
3.29%, 06/28/51	CAD200	112,105
3.55%, 11/27/47	CAD100	60,409
4.99%, 05/31/54	CAD200	147,671
5.33%, 10/03/53	CAD400	309,886
Equitable Bank
2.38%, 09/28/29(a)	EUR600	692,126
3.87%, 04/12/29	CAD200	146,485
Exchange Income Corp., 4.32%, 03/13/31	CAD200	146,147
Extendicare, Inc., 4.35%, 04/14/31	CAD100	73,581
Fairfax Financial Holdings Ltd.
2.75%, 03/29/28(a)	EUR100	115,886
3.95%, 03/03/31	CAD350	256,793
4.23%, 06/14/29	CAD100	74,442
4.25%, 12/06/27	CAD200	148,673
4.40%, 02/27/36	CAD200	143,322
4.45%, 08/14/35	CAD200	144,790
4.73%, 11/22/34	CAD200	148,955
5.23%, 11/23/54	CAD300	214,582
Fairstone Bank of Canada, 3.62%, 02/23/29	CAD400	290,108
Federation des Caisses Desjardins du Quebec
0.05%, 11/26/27(a)	EUR200	224,282
0.25%, 02/08/27(a)	EUR300	345,491
1.59%, 09/10/26	CAD200	146,640
2.68%, 05/29/30(a)	EUR300	345,932
3.13%, 05/30/29(a)	EUR500	588,026
3.25%, 03/28/31(a)	EUR400	461,755
3.71%, 07/16/31	CAD500	364,142
3.80%, 09/24/29	CAD300	221,774
3.86%, 03/03/36(b)	CAD300	216,979
4.12%, 08/25/32	CAD200	147,840
4.26%, 01/24/35(a)(b)	CAD100	74,128
4.41%, 05/19/27	CAD200	149,037
5.04%, 08/23/32(b)	CAD100	75,070
5.28%, 05/15/34(b)	CAD200	152,873
5.47%, 11/17/28	CAD700	538,240
5.48%, 08/16/28	CAD200	153,561
Finning International, Inc.
2.63%, 08/14/26	CAD200	147,150
4.78%, 02/13/29	CAD100	75,554
First Capital Real Estate Investment Trust
5.46%, 06/12/32	CAD100	77,693
Series E, 4.83%, Series E, 06/13/33	CAD100	74,919
Series G, 4.76%, Series G, 02/15/35	CAD100	73,576
First Capital Realty Inc/First Cap Real Estate Inv Tr/First Cap New Sub Mut Fund, Series V, 3.46%, Series V, 01/22/27	CAD100	73,772
First National Financial Corp., 5.44%, 10/25/32	CAD300	224,172
Security	Par (000)	Value
Canada (continued)
Fortis Inc/Canada, 5.10%, 12/04/55(b)	CAD100	$73,152
Fortis, Inc./Canada
4.09%, 03/26/32	CAD300	221,478
4.17%, 09/09/31	CAD1,000	745,474
FortisAlberta, Inc.
2.63%, 06/08/51	CAD200	98,083
3.73%, 09/18/48	CAD100	61,455
4.86%, 05/26/53	CAD200	144,608
4.90%, 05/27/54	CAD400	290,590
FortisBC Energy, Inc.
2.82%, 08/09/49	CAD100	51,970
3.67%, 04/09/46	CAD200	124,158
Gibson Energy, Inc.
4.45%, 11/12/31	CAD100	74,464
5.75%, 07/12/33	CAD300	237,172
6.20%, 07/12/53	CAD200	161,518
Gildan Activewear, Inc., 4.15%, 11/22/30	CAD200	148,259
Granite REIT Holdings LP
2.19%, 08/30/28	CAD200	142,610
3.06%, 06/04/27	CAD200	146,755
4.35%, 10/04/31	CAD200	147,542
Greater Toronto Airports Authority
2.73%, 04/03/29	CAD750	543,453
2.75%, 10/17/39	CAD350	210,091
3.26%, 06/01/37	CAD350	230,609
Great-West Lifeco, Inc.
2.38%, 05/14/30	CAD200	141,758
2.98%, 07/08/50	CAD200	106,262
3.34%, 02/28/28	CAD200	147,138
4.70%, 11/16/29(a)	EUR550	673,791
H&R Real Estate Investment Trust, 2.91%, 06/02/26	CAD200	147,227
Honda Canada Finance, Inc.
1.65%, 02/25/28	CAD200	143,048
3.54%, 09/23/30	CAD200	144,833
3.55%, 02/25/31	CAD200	144,174
3.87%, 05/22/30	CAD200	147,097
4.90%, 06/04/29	CAD300	228,245
Husky Midstream LP, 4.10%, 12/02/29	CAD100	74,351
Hydro One Ltd., 1.41%, 10/15/27	CAD200	143,936
Hydro One, Inc.
3.10%, 09/15/51	CAD1,000	541,177
3.64%, 04/05/50	CAD300	180,755
3.72%, 11/18/47	CAD350	217,531
3.91%, 02/23/46	CAD200	129,449
3.94%, 08/25/32	CAD300	221,602
4.16%, 01/27/33	CAD200	149,285
4.30%, 08/24/35	CAD300	221,643
4.39%, 03/01/34	CAD200	150,313
4.46%, 01/27/53	CAD200	136,577
4.59%, 10/09/43	CAD200	143,384
4.85%, 11/30/54	CAD400	289,976
4.91%, 01/27/28	CAD100	75,603
4.95%, 08/25/55	CAD100	73,600
6.03%, 03/03/39	CAD250	208,030
6.93%, 06/01/32	CAD130	110,677
Series 64, 3.90%, Series 64, 11/21/33	CAD400	292,571
Series 65, 4.80%, Series 65, 11/21/56	CAD200	143,722
Hydro Ottawa Capital Corp., 4.37%, 01/30/35	CAD300	221,954
Hyundai Capital Canada, Inc.
5.57%, 03/08/28	CAD200	152,329

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Canada (continued)
Series G, 4.58%, Series G, 07/24/29	CAD500	$377,217
Series J, 3.58%, Series J, 01/14/30	CAD300	219,060
IGM Financial, Inc.
4.12%, 12/09/47	CAD200	128,384
5.43%, 05/26/53	CAD200	153,597
Intact Financial Corp.
2.18%, 05/18/28	CAD100	72,080
2.85%, 06/07/27(a)	CAD200	146,748
2.95%, 12/16/50	CAD100	51,691
3.77%, 05/20/53	CAD100	59,513
3.78%, 02/28/38(b)	CAD200	143,802
4.65%, 05/16/34(b)	CAD100	75,525
5.28%, 09/14/54	CAD200	151,683
Inter Pipeline Ltd., Series 19, 4.65%, Series 19, 02/13/36	CAD600	433,537
Inter Pipeline Ltd./AB
5.09%, 11/27/51	CAD150	102,721
5.71%, 05/29/30	CAD700	546,424
5.76%, 02/17/28	CAD200	152,378
5.85%, 05/18/32	CAD200	158,254
Series 12, 3.98%, Series 12, 11/25/31	CAD200	145,423
Keyera Corp.
3.93%, 06/21/28	CAD200	148,092
5.66%, 01/04/54	CAD200	151,638
Series 8, 5.31%, Series 8, 10/15/55	CAD300	218,231
Liberty Utilities Canada LP, 3.32%, 02/14/50	CAD100	53,820
Loblaw Companies Ltd.
2.28%, 05/07/30	CAD200	140,978
3.56%, 12/12/29	CAD200	146,787
4.49%, 12/11/28	CAD150	112,870
5.12%, 03/04/54	CAD200	147,914
5.34%, 09/13/52	CAD100	76,226
Series 2035, 4.39%, Series 2035, 06/16/35	CAD300	220,780
Lower Mattagami Energy LP
2.43%, 05/14/31	CAD300	209,820
4.69%, 06/07/54	CAD400	283,227
Magna International, Inc., 4.38%, 03/17/32	EUR500	606,124
Manulife Bank of Canada
2.86%, 02/16/27	CAD200	147,216
3.32%, 02/19/30	CAD500	362,602
3.69%, 08/19/30	CAD200	146,526
3.72%, 05/15/30	CAD300	220,379
3.99%, 02/22/28	CAD300	222,879
Manulife Financial Corp.
2.82%, 05/13/35(b)	CAD200	141,267
3.98%, 05/23/35(b)	CAD200	147,050
4.06%, 12/06/34(b)	CAD700	517,380
5.05%, 02/23/34(b)	CAD300	228,088
5.41%, 03/10/33(b)	CAD600	455,958
MCAP Commercial LP
4.30%, 03/04/31	CAD200	144,476
4.82%, 03/04/30	CAD100	74,261
Metro Inc/CN, Series M, 3.47%, Series M, 02/25/31	CAD500	361,743
Metro, Inc./CN
3.39%, 12/06/27	CAD150	110,490
3.41%, 02/28/50	CAD200	113,312
4.00%, 11/27/29	CAD100	74,321
4.27%, 12/04/47	CAD100	65,787
4.66%, 02/07/33	CAD200	151,878
Security	Par (000)	Value
Canada (continued)
Mini Mall Storage Properties Trust
Series A, 4.28%, Series A, 12/01/28	CAD500	$364,992
Series C, 4.16%, Series C, 01/30/28	CAD100	73,272
Montreal International Fuel Facilities Corp., Series G, 3.71%, Series G, 04/10/31	CAD200	146,438
Morguard Corp., Series I, 5.00%, Series I, 10/14/28	CAD100	74,794
National Bank of Canada
1.53%, 06/15/26	CAD150	110,288
2.75%, 01/20/31(a)	EUR600	693,071
3.44%, 10/21/31(b)	CAD600	433,823
3.50%, 04/25/28(a)	EUR600	710,576
3.75%, 05/02/29(a)	EUR400	476,311
4.26%, 02/15/35(b)	CAD600	444,600
5.02%, 02/01/29	CAD400	305,394
5.22%, 06/14/28	CAD750	571,166
5.43%, 08/16/32(b)	CAD400	301,664
Series ., 3.54%, Series ., 01/13/31(b)	CAD500	364,916
NAV Canada
2.06%, 05/29/30	CAD200	139,895
2.92%, 09/29/51	CAD300	159,327
3.21%, 09/29/50	CAD100	56,504
Nexus Industrial REIT, Series A, 4.24%, Series A, 04/14/29	CAD200	147,271
North West Redwater Partnership/NWR Financing Co. Ltd.
2.80%, 06/01/31(a)	CAD400	280,967
3.75%, 06/01/51(a)	CAD400	241,272
4.05%, 07/22/44(a)	CAD150	98,752
5.08%, 06/01/54	CAD700	518,133
Series G, 4.75%, 06/01/37(a)	CAD50	37,323
Series J, 2.80%, 06/01/27	CAD200	146,577
Series K, 3.65%, 06/01/35	CAD200	138,994
Nouvelle Autoroute 30 Financement, Inc., Series C, 3.75%, 03/31/33	CAD116	83,211
Nova Scotia Power, Inc.
3.31%, 04/25/50	CAD150	82,246
3.95%, 04/17/31	CAD200	146,962
4.50%, 07/20/43(a)	CAD100	68,677
4.95%, 11/15/32	CAD150	114,529
5.36%, 03/24/53	CAD200	150,594
Noverco, Inc.
3.90%, 01/28/33	CAD200	144,834
4.57%, 01/28/35	CAD100	74,351
4.90%, 01/28/56	CAD100	71,586
OMERS Realty Corp.
3.63%, 06/05/30	CAD400	294,197
4.54%, 04/09/29	CAD100	75,616
Ontario Power Generation, Inc.
2.98%, 09/13/29	CAD300	216,790
3.22%, 04/08/30	CAD300	217,439
3.65%, 09/13/50	CAD100	59,032
4.25%, 01/18/49	CAD100	65,669
4.32%, 03/13/35	CAD300	220,376
4.83%, 06/28/34	CAD400	305,457
4.87%, 03/13/55	CAD300	213,339
4.99%, 06/28/54	CAD400	289,996
Oxford Properties Group Trust
3.91%, 12/04/29	CAD100	74,059
Series 4, 3.94%, Series 4, 04/20/31	CAD700	513,692
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Canada (continued)
Pembina Pipeline Corp.
3.31%, 02/01/30	CAD200	$145,082
3.53%, 12/10/31	CAD600	432,177
3.62%, 04/03/29(a)	CAD250	183,828
4.02%, 03/27/28(a)	CAD200	148,451
4.49%, 12/10/51	CAD100	64,201
4.54%, 04/03/49(a)	CAD200	130,642
4.67%, 05/28/50	CAD200	132,538
4.74%, 01/21/47	CAD1,000	679,749
4.75%, 04/30/43	CAD100	69,434
4.81%, 03/25/44(a)	CAD25	17,387
5.21%, 01/12/34	CAD400	308,939
5.67%, 01/12/54	CAD250	190,424
Series 11, 4.75%, 03/26/48	CAD150	101,540
Plenary PCL Health HIEP LP, 4.91%, 06/30/60	CAD300	214,118
Power Corp. of Canada, 4.46%, 07/27/48	CAD100	67,283
Primaris Real Estate Investment Trust
3.85%, 10/09/30	CAD500	362,908
5.30%, 03/15/32	CAD100	76,804
Reliance LP
2.67%, 08/01/28	CAD100	72,040
3.60%, 04/18/30	CAD100	72,625
4.15%, 04/18/33	CAD200	144,583
4.39%, 04/16/32	CAD200	147,995
5.25%, 05/15/31	CAD100	77,258
RioCan Real Estate Investment Trust
4.42%, 10/01/32	CAD300	218,428
4.63%, 05/01/29	CAD200	150,106
4.67%, 03/01/32	CAD200	148,493
5.46%, 03/01/31	CAD100	77,270
Series AQ, 4.31%, Series AQ, 03/11/33	CAD100	71,946
Rogers Communications, Inc.
2.90%, 12/09/30	CAD200	141,925
3.25%, 05/01/29	CAD300	217,849
3.75%, 04/15/29	CAD200	147,259
4.25%, 04/15/32	CAD200	147,452
4.40%, 11/02/28	CAD350	261,771
5.25%, 04/15/52	CAD200	144,125
5.70%, 09/21/28	CAD300	230,690
5.80%, 09/21/30	CAD500	394,692
5.90%, 09/21/33	CAD700	560,877
6.11%, 08/25/40	CAD25	20,161
6.56%, 03/22/41	CAD200	168,316
6.75%, 11/09/39	CAD1,000	850,356
Royal Bank of Canada
0.01%, 10/05/28(a)	EUR300	328,090
0.05%, 06/19/26(a)	EUR200	234,124
1.00%, 09/09/26(a)	GBP550	739,496
1.67%, 01/28/33(b)	CAD200	143,330
1.75%, 06/08/29(a)	EUR200	225,668
1.83%, 07/31/28	CAD200	143,070
2.13%, 04/26/29(a)	EUR700	796,601
2.33%, 01/28/27	CAD200	146,644
2.38%, 09/13/27(a)	EUR592	690,303
2.75%, 02/04/30(a)	EUR1,250	1,450,461
2.94%, 05/03/32(b)	CAD300	220,045
3.00%, 03/16/33(a)	EUR750	866,225
3.13%, 02/03/32, (3-mo. EURIBOR + 0.70%)(a)(b)	EUR200	230,596
3.41%, 06/12/29(b)	CAD600	440,456
Security	Par (000)	Value
Canada (continued)
3.57%, 12/09/31(b)	CAD800	$581,425
3.63%, 12/10/28(b)	CAD300	221,459
3.83%, 03/27/30(b)	CAD700	517,241
3.99%, 07/22/31(b)	CAD800	592,539
4.00%, 10/17/30(b)	CAD500	371,231
4.13%, 07/05/28(a)	EUR800	957,544
4.21%, 07/03/35(b)	CAD400	295,761
4.28%, 02/04/35(b)	CAD550	408,436
4.37%, 05/01/37(a)(b)	CAD1,000	730,027
4.38%, 10/02/30(a)	EUR300	366,427
4.46%, 10/17/35(b)	CAD400	298,365
4.61%, 07/26/27	CAD500	374,080
4.63%, 05/01/28	CAD400	300,981
4.64%, 01/17/28	CAD300	225,303
4.83%, 08/08/34(b)	CAD2,000	1,512,078
4.88%, 11/01/30, (1-day SONIA+ 1.10%)(a)(b)	GBP200	269,704
5.01%, 02/01/33(b)	CAD400	301,419
5.10%, 04/03/34(b)	CAD400	304,290
5.23%, 06/24/30	CAD450	350,901
5.34%, 06/23/26	CAD500	369,597
Series ., 1.50%, Series ., 09/15/27(a)	EUR500	575,921
Series 31, 4.14%, Series 31, 05/05/36(b)	CAD600	439,642
Royal Bank of Canada/Toronto, 3.63%, 03/07/28(a)	EUR450	534,347
Sagen MI Canada, Inc., 3.26%, 03/05/31	CAD200	139,848
Saputo, Inc.
1.42%, 06/19/26	CAD200	146,991
2.24%, 06/16/27	CAD200	145,623
2.30%, 06/22/28	CAD200	144,072
3.88%, 07/02/30	CAD100	73,747
5.25%, 11/29/29	CAD200	154,388
5.49%, 11/20/30	CAD200	156,757
SmartCentres Real Estate Investment Trust
3.53%, 12/20/29	CAD200	144,521
4.74%, 08/05/31	CAD200	149,293
5.16%, 08/01/30	CAD400	304,422
Sobeys, Inc., 3.10%, 10/30/28	CAD200	145,488
South Bow Canadian Infrastructure Holdings Ltd., 4.93%, 02/01/35	CAD200	149,450
Stantec, Inc.
2.05%, 10/08/27	CAD200	144,617
4.37%, 06/10/32	CAD100	73,547
Sun Life Financial, Inc.
2.80%, 11/21/33(b)	CAD300	216,199
3.15%, 11/18/36(b)	CAD250	176,608
4.14%, 09/13/37(b)	CAD300	218,420
4.56%, 12/03/40(b)	CAD300	217,959
5.12%, 05/15/36(b)	CAD500	384,860
5.40%, 05/29/42(b)	CAD100	76,715
5.40%, 05/29/42(b)	CAD100	76,715
5.50%, 07/04/35(b)	CAD200	155,681
Suncor Energy, Inc.
3.95%, 03/04/51	CAD100	60,265
4.34%, 09/13/46	CAD400	261,863
5.00%, 04/09/30	CAD188	142,417
Series 12, 3.55%, Series 12, 11/14/30	CAD200	145,390
TELUS Corp.
3.15%, 02/19/30	CAD100	72,056
3.30%, 05/02/29	CAD400	292,241
4.10%, 04/05/51	CAD200	121,657

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Canada (continued)
4.65%, 08/13/31	CAD200	$151,124
4.75%, 01/17/45	CAD100	69,162
4.85%, 04/05/44	CAD100	70,287
4.95%, 03/28/33	CAD200	152,297
5.15%, 11/26/43	CAD100	73,069
5.25%, 11/15/32	CAD200	154,853
5.75%, 09/08/33	CAD300	238,553
5.95%, 09/08/53	CAD500	395,426
Series CAH, 5.65%, Series CAH, 09/13/52	CAD500	380,071
Teranet Holdings LP
3.72%, 02/23/29	CAD100	73,151
5.01%, 03/07/35	CAD200	148,220
6.10%, 06/17/41	CAD100	77,432
TMX Group Ltd., 4.97%, 02/16/34	CAD400	308,444
Toromont Industries Ltd., 3.76%, 03/28/30	CAD300	220,358
Toronto Hydro Corp.
2.43%, 12/11/29	CAD200	143,062
2.47%, 10/20/31	CAD300	209,223
2.52%, 08/25/26	CAD200	147,214
3.55%, 07/28/45	CAD200	124,248
4.61%, 06/14/33	CAD200	152,695
4.95%, 10/13/52	CAD200	147,819
Series 23, 3.65%, Series 23, 09/24/32	CAD300	217,743
Toronto-Dominion Bank(The)
1.89%, 03/08/28	CAD800	575,022
1.90%, 09/11/28	CAD400	285,601
1.95%, 04/08/30(a)	EUR516	572,289
2.26%, 01/07/27	CAD500	366,649
2.44%, 09/08/28(a)	EUR500	579,681
2.86%, 04/15/31(a)	EUR500	579,128
2.97%, 02/07/31(a)	EUR500	582,327
2.97%, 09/09/32(a)	EUR700	809,443
3.19%, 02/16/29(a)	EUR700	825,337
3.25%, 02/16/34(a)	EUR300	350,030
3.36%, 09/22/32(a)	EUR2,300	2,642,838
3.61%, 09/10/31(b)	CAD700	509,821
3.63%, 12/13/29(a)	EUR300	354,554
3.64%, 10/22/31(a)	EUR500	585,533
3.67%, 09/08/31(a)	EUR500	601,173
3.69%, 01/09/32(b)	CAD900	656,593
3.72%, 03/13/30(a)	EUR650	780,868
3.84%, 05/29/31(b)	CAD200	147,327
3.86%, 04/07/32(b)	CAD200	146,683
4.00%, 10/31/30(b)	CAD300	222,590
4.13%, 01/09/33(b)	CAD500	369,948
4.21%, 06/01/27	CAD400	297,529
4.21%, 06/16/36(b)	CAD300	220,206
4.23%, 02/01/35(b)	CAD2,000	1,482,281
4.42%, 10/31/35(b)	CAD300	222,813
4.48%, 01/18/28	CAD300	224,603
5.18%, 04/09/34(a)(b)	CAD400	305,055
5.38%, 10/21/27	CAD400	302,864
5.49%, 09/08/28	CAD800	614,568
Series 28, 0.10%, 07/19/27(a)	EUR850	965,108
Tourmaline Oil Corp., Series 4, 3.93%, Series 4, 03/16/31	CAD200	147,212
Toyota Credit Canada, Inc.
3.12%, 11/20/28	CAD200	145,653
3.36%, 05/23/28	CAD500	367,140
3.46%, 02/24/31	CAD200	144,532
3.65%, 08/19/30	CAD200	146,425
Security	Par (000)	Value
Canada (continued)
3.73%, 10/02/29	CAD600	$442,177
4.33%, 01/24/28(a)	CAD200	149,547
4.44%, 06/27/29	CAD200	150,660
TransCanada PipeLines Ltd.
2.97%, 06/09/31	CAD300	212,777
3.00%, 09/18/29(a)	CAD200	144,716
3.39%, 03/15/28(a)	CAD150	110,231
3.80%, 04/05/27	CAD400	295,559
4.18%, 07/03/48(a)	CAD200	125,350
4.33%, 09/16/47	CAD300	193,287
4.34%, 10/15/49(a)	CAD300	191,491
4.35%, 06/06/46	CAD250	162,842
4.55%, 11/15/41	CAD100	68,973
4.58%, 02/20/35	CAD1,200	887,457
5.13%, 11/19/55	CAD400	284,217
5.13%, 08/20/56(b)	CAD200	145,072
5.20%, 02/15/56(b)	CAD100	73,090
5.28%, 07/15/30(a)	CAD400	310,088
5.33%, 05/12/32	CAD200	156,190
Trillium M Project Co. General Partnership, Series B, 5.19%, Series B, 10/31/62	CAD400	294,117
Trisura Group Ltd., 4.02%, 03/17/31	CAD200	146,252
Vancouver Airport Authority
1.76%, 09/20/30	CAD200	136,805
2.80%, 09/21/50	CAD150	78,554
Videotron Ltd.
3.13%, 01/15/31	CAD200	142,668
5.00%, 07/15/34	CAD200	152,266
Series 3, 3.95%, Series 3, 10/15/32	CAD300	216,344
Westcoast Energy, Inc., 4.79%, 10/28/41	CAD200	140,671
Whitecap Resources, Inc.
4.97%, 06/21/29	CAD200	152,133
5.50%, 06/21/34	CAD150	117,465
Series 2, 3.76%, Series 2, 06/19/28	CAD100	73,795
WSP Global, Inc.
2.41%, 04/19/28	CAD200	144,190
4.00%, 01/22/32	CAD200	145,439
4.12%, 09/12/29	CAD200	148,680
4.59%, 01/22/36	CAD100	72,201
4.75%, 09/12/34	CAD200	148,787
		167,306,638
China — 0.0%
Bank of China Ltd./Luxembourg, 4.00%, 10/19/26(a)	EUR300	354,552
Bright Food Singapore Holdings Pte Ltd., 3.25%, 07/09/30(a)	EUR500	581,162
Industrial & Commercial Bank of China Ltd., 4.13%, 10/25/26(a)	EUR200	236,287
Industrial & Commercial Bank of China Ltd./Luxembourg, 2.75%, 03/16/29(a)	EUR300	351,343
Prosus NV
1.29%, 07/13/29(a)	EUR100	109,278
1.54%, 08/03/28(a)	EUR850	952,911
1.99%, 07/13/33(a)	EUR500	510,704
2.09%, 01/19/30(a)	EUR200	221,691
4.34%, 07/15/35(a)	EUR450	523,540
State Grid Overseas Investment BVI Ltd., 2.13%, 05/02/30(a)	EUR1,000	1,127,718
		4,969,186
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Cyprus — 0.0%
Bank of Cyprus PCL
5.00%, 05/02/29, (3-mo. EURIBOR + 1.97%)(a)(b)	EUR100	$119,845
7.38%, 07/25/28, (3-mo. EURIBOR + 4.10%)(a)(b)	EUR500	613,238
		733,083
Czech Republic — 0.1%
Ceska sporitelna A/S
0.50%, 09/13/28, (3-mo. EURIBOR + 0.78%)(a)(b)	EUR500	564,089
4.57%, 07/03/31, (3-mo. EURIBOR + 1.80%)(a)(b)	EUR700	843,281
Ceske Drahy A/S, Series ., 3.75%, Series ., 07/28/30(a)	EUR550	650,193
CEZ A/S
3.00%, 06/05/28(a)	EUR1,325	1,550,416
4.13%, 09/05/31(a)	EUR600	714,164
4.13%, 04/30/33(a)	EUR400	468,353
Czech Gas Networks Investments SARL, 0.45%, 09/08/29(a)	EUR1,150	1,221,339
EP Infrastructure A/S
1.70%, 07/30/26(a)	EUR200	234,147
1.82%, 03/02/31(a)	EUR500	525,903
2.05%, 10/09/28(a)	EUR200	226,524
4.38%, 01/29/34(a)	EUR400	460,398
EPH Financing International A/S
4.63%, 07/02/32(a)	EUR200	236,112
5.88%, 11/30/29(a)	EUR500	619,060
Komercni Banka A/S, 3.25%, 10/10/31(a)	EUR300	351,894
Raiffeisenbank A/S, 4.96%, 06/05/30, (3-mo. EURIBOR + 1.95%)(a)(b)	EUR300	361,157
UniCredit Bank Czech Republic & Slovakia A/S, 2.75%, 02/24/31(a)	EUR400	459,530
		9,486,560
Denmark — 0.3%
AL Sydbank, 3.00%, 12/11/29, (1-year EURIBOR ICE Swap + 0.85%)(a)(b)	EUR200	232,099
Carlsberg Breweries A/S
0.38%, 06/30/27(a)	EUR200	228,242
0.88%, 07/01/29(a)	EUR404	440,681
3.00%, 08/28/29(a)	EUR400	465,352
3.25%, 02/28/32(a)	EUR300	346,139
3.50%, 02/28/35(a)	EUR900	1,023,375
5.50%, 02/28/39(a)	GBP250	321,171
Coloplast Finance BV, 2.75%, 05/19/30(a)	EUR500	570,698
Danfoss Finance II BV, 0.75%, 04/28/31(a)	EUR300	309,003
Danmarks Skibskredit A/S, 3.25%, 03/25/31(a)	EUR200	231,801
Danske Bank A/S
0.75%, 11/22/27(a)	EUR200	227,198
2.50%, 02/13/30(a)	EUR600	691,616
2.88%, 02/13/34(a)	EUR200	228,925
3.13%, 06/06/31(a)	EUR200	234,941
3.25%, 01/14/33, (1-year EURIBOR ICE Swap + 0.90%)(a)(b)	EUR100	115,863
3.38%, 12/02/33, (1-year EURIBOR ICE Swap + 0.95%)(a)(b)	EUR100	114,746
3.50%, 05/26/33, (1-year EURIBOR ICE Swap + 1.15%)(a)(b)	EUR375	436,789
3.75%, 11/19/36, (5-year EUR Swap + 1.55%)(a)(b)	EUR325	375,663
Security	Par (000)	Value
Denmark (continued)
3.75%, 03/03/38, (5-year EURIBOR ICE Swap + 1.25%)(a)(b)	EUR400	$454,641
3.88%, 01/09/32, (1-year EUR Swap + 1.42%)(a)(b)	EUR200	237,813
4.13%, 01/10/31, (1-year EUR Swap + 1.25%)(a)(b)	EUR583	701,770
5.00%, 09/13/33, (1-year UK Government Bond + 0.95%)(a)(b)	GBP550	726,549
5.25%, 10/04/31, (1-year UK Government Bond + 1.20%)(a)(b)	GBP100	136,018
DSB, 3.63%, 04/22/36	EUR300	352,486
DSV Finance BV
0.75%, 07/05/33(a)	EUR200	192,251
0.88%, 09/17/36(a)	EUR300	262,061
1.38%, 03/16/30(a)	EUR400	437,467
3.38%, 11/06/32(a)	EUR300	347,624
3.38%, 11/06/34(a)	EUR350	397,824
H Lundbeck A/S, 3.38%, 06/02/29(a)	EUR625	730,185
ISS Global A/S, 1.50%, 08/31/27(a)	EUR350	402,347
Jyske Bank A/S
2.88%, 05/05/29, (1-year EUR Swap + 0.70%)(a)(b)	EUR500	583,687
3.63%, 04/29/31, (1-year EURIBOR ICE Swap + 1.27%)(a)(b)	EUR1,600	1,878,031
Jyske Realkredit A/S
2.75%, 10/01/32(a)	EUR300	342,933
3.25%, 07/01/30(a)	EUR400	473,708
Series CCE, 1.88%, Series CCE, 10/01/29(a)	EUR500	565,679
Nordea Kredit Realkreditaktieselskab
1.00%, 10/01/26	DKK10,500	1,641,002
1.00%, 04/01/27	DKK1,600	247,960
Novo Nordisk Finance Netherlands BV
2.38%, 05/27/28(a)	EUR375	434,672
2.50%, 02/20/29(a)	EUR700	809,656
2.88%, 08/27/30(a)	EUR175	202,301
3.00%, 02/20/32(a)	EUR375	431,272
3.13%, 01/21/29(a)	EUR1,000	1,175,387
3.13%, 05/27/33(a)	EUR425	487,591
3.38%, 05/21/34(a)	EUR350	402,662
3.38%, 02/20/35(a)	EUR275	314,412
3.63%, 05/27/37(a)	EUR450	515,525
3.63%, 02/20/38(a)	EUR350	398,800
4.00%, 11/20/45(a)	EUR225	251,701
Novonesis Novozymes B
3.25%, 03/19/30(a)	EUR150	175,068
3.63%, 03/19/33(a)	EUR275	322,583
4.00%, 03/19/37(a)	EUR175	203,800
Nykredit Realkredit A/S
0.38%, 01/17/28(a)	EUR300	335,829
0.75%, 01/20/27	EUR200	231,497
1.00%, 01/01/28(a)	DKK3,000	459,044
1.00%, 07/01/29(a)	DKK4,000	595,129
1.38%, 07/12/27(a)	EUR300	345,617
3.38%, 01/10/30(a)	EUR200	233,227
3.50%, 01/12/33(a)	EUR400	458,835
3.63%, 07/24/30(a)	EUR100	117,356
4.00%, 04/24/35(a)(b)	EUR300	351,747
4.00%, 01/21/38, (5-year EURIBOR ICE Swap + 1.35%)(a)(b)	EUR200	230,792
4.63%, 01/19/29(a)	EUR900	1,090,595

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Denmark (continued)
Series 13H, 1.00%, 07/01/26(a)	DKK15,000	$2,352,063
Series 13H, 1.00%, 01/01/27	DKK10,000	1,555,480
Series 13HH, 1.00%, Series 13HH, 01/01/30(a)	DKK10,000	1,471,462
Orsted A/S
1.50%, 11/26/29(a)	EUR780	852,498
2.13%, 05/17/27(a)	GBP600	791,193
2.88%, 06/14/33(a)	EUR700	763,711
5.13%, 09/13/34(a)	GBP900	1,134,469
5.75%, 04/09/40(a)	GBP300	370,220
TDC Net A/S
4.63%, 10/22/33(a)	EUR400	467,188
5.00%, 08/09/32(a)	EUR200	240,035
6.50%, 06/01/31(a)	EUR300	383,913
Vestas Wind Systems A/S
3.75%, 06/15/33(a)	EUR100	116,621
4.13%, 06/15/31(a)	EUR100	120,005
Vestas Wind Systems Finance BV, 2.00%, 06/15/34(a)	EUR300	308,551
		39,208,845
Finland — 0.3%
Aktia Bank OYJ
2.88%, 02/16/33(a)	EUR300	344,781
3.00%, 10/22/29(a)	EUR1,000	1,172,953
3.38%, 05/31/27(a)	EUR200	236,055
Alandsbanken Abp, 2.75%, 04/17/31(a)	EUR100	115,214
Danske Kiinnitysluottopankki OYJ
0.01%, 11/24/26(a)	EUR200	231,473
0.01%, 01/14/28(a)	EUR200	223,725
2.25%, 07/17/28(a)	EUR500	578,422
2.50%, 09/24/29(a)	EUR350	404,654
2.75%, 11/17/32(a)	EUR1,000	1,143,307
Elenia Verkko OYJ, 3.38%, 06/09/33(a)	EUR100	113,527
Fingrid OYJ, 2.75%, 12/04/29(a)	EUR300	347,050
Fortum OYJ, 4.50%, 05/26/33(a)	EUR650	794,583
Huhtamaki OYJ
4.25%, 06/09/27(a)	EUR200	236,896
5.13%, 11/24/28(a)	EUR200	243,310
Kuntarahoitus OYJ
0.01%, 03/02/31(a)	EUR900	915,921
0.05%, 09/10/35(a)	EUR250	216,674
0.75%, 09/07/27(a)	EUR250	285,959
1.25%, 02/23/33(a)	EUR200	208,003
3.00%, 09/25/28(a)	EUR600	707,102
Lumo Kodit OYJ, 3.88%, 03/12/32(a)	EUR200	229,536
Metso OYJ
3.75%, 03/20/30(a)	EUR200	237,018
3.75%, 05/28/32(a)	EUR125	145,901
Neste OYJ
3.88%, 03/16/29(a)	EUR500	595,755
3.88%, 05/21/31(a)	EUR350	416,865
Nokia OYJ, 3.13%, 05/15/28(a)	EUR500	585,538
Nordea Bank Abp
0.50%, 05/14/27(a)	EUR1,000	1,146,633
0.50%, 11/02/28(a)	EUR1,000	1,097,786
1.13%, 09/27/27(a)	EUR200	228,794
1.63%, 12/09/32, (5-year UK Government Bond + 1.30%)(a)(b)	GBP200	258,581
2.88%, 08/24/32(a)	EUR200	225,930
3.00%, 10/28/31(a)	EUR500	574,192
3.13%, 02/04/33(a)	EUR100	114,916
Security	Par (000)	Value
Finland (continued)
3.25%, 04/29/31(a)	EUR500	$584,494
3.25%, 11/19/35, (5-year EURIBOR ICE Swap + 0.98%)(a)(b)	EUR125	142,591
3.50%, 09/17/35(a)	EUR400	460,799
3.63%, 03/15/34(a)	EUR300	350,784
4.75%, 02/25/29, (1-year UK Government Bond + 0.85%)(a)(b)	GBP850	1,147,538
Series EMTb, 3.38%, Series EMTb, 06/11/29(a)	EUR600	709,394
Nordea Kiinnitysluottopankki OYJ
0.63%, 03/17/27(a)	EUR300	345,960
1.00%, 03/30/29(a)	EUR1,000	1,111,500
1.38%, 02/28/33(a)	EUR200	208,764
2.38%, 04/04/28(a)	EUR1,300	1,510,415
2.63%, 11/25/30(a)	EUR2,250	2,593,671
2.88%, 04/03/29(a)	EUR1,200	1,405,517
3.00%, 02/20/30(a)	EUR1,100	1,292,531
3.00%, 01/31/31(a)	EUR600	702,389
3.00%, 04/12/34(a)	EUR700	807,202
3.00%, 08/28/35(a)	EUR800	912,395
3.63%, 10/26/29(a)	EUR1,100	1,312,223
Oma Saastopankki OYJ, 3.50%, 01/15/29	EUR1,000	1,186,574
OP Corporate Bank PLC
0.63%, 07/27/27(a)	EUR800	911,704
0.75%, 03/24/31	EUR100	103,018
2.88%, 11/27/29(a)	EUR550	639,022
2.88%, 06/18/30(a)	EUR200	230,868
3.25%, 01/30/32, (3-mo. EURIBOR + 0.73%)(a)(b)	EUR200	230,972
3.63%, 01/28/35, (5-year EURIBOR ICE Swap + 1.35%)(a)(b)	EUR200	232,191
4.00%, 06/13/28(a)	EUR400	477,583
OP Mortgage Bank
0.01%, 11/19/30(a)	EUR500	511,636
0.63%, 02/15/29(a)	EUR700	770,755
2.50%, 10/03/29(a)	EUR1,000	1,155,103
2.63%, 07/09/30(a)	EUR900	1,039,332
3.00%, 07/17/31(a)	EUR750	874,685
Sampo OYJ
2.25%, 09/27/30(a)	EUR350	397,855
2.50%, 09/03/52, (3-mo. EURIBOR + 3.60%)(a)(b)	EUR300	319,060
3.38%, 05/23/49, (3-mo. EURIBOR + 1.60%)(a)(b)	EUR110	126,883
SATO OYJ, 1.38%, 02/24/28(a)	EUR250	284,237
S-Pankki OYJ, 3.00%, 04/16/30	EUR1,000	1,165,373
SP-Kiinnitysluottopankki OYJ
3.00%, 10/22/29	EUR300	351,676
3.13%, 11/01/27	EUR450	529,452
3.25%, 05/02/31	EUR950	1,117,320
Stora Enso Oyj, 4.25%, 09/01/29(a)	EUR200	239,890
Stora Enso OYJ, 2.50%, 03/21/28(a)	EUR200	231,603
Teollisuuden Voima OYJ
2.63%, 03/31/27(a)	EUR294	344,260
4.25%, 05/22/31(a)	EUR450	542,033
Tornator OYJ, 3.75%, 10/17/31(a)	EUR200	234,759
Transmission Finance DAC, 0.38%, 06/18/28(a)	EUR100	110,392
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Finland (continued)
UPM-Kymmene OYJ
2.25%, 05/23/29(a)	EUR400	$454,736
3.38%, 08/29/34(a)	EUR200	226,431
		45,014,624
France — 2.7%
Abertis France SAS
1.48%, 01/18/31(a)	EUR100	106,632
1.63%, 09/18/29(a)	EUR500	551,104
3.38%, 04/21/29(a)	EUR300	351,107
4.25%, 03/18/30(a)	EUR100	119,753
Accor SA
3.50%, 03/04/33(a)	EUR500	561,277
3.63%, 09/03/32(a)	EUR200	228,289
Aeroports de Paris SA
2.13%, 10/11/38(a)	EUR300	282,004
2.75%, 06/05/28(a)	EUR1,100	1,283,758
2.75%, 04/02/30(a)	EUR1,400	1,605,854
3.50%, 03/20/33(a)	EUR900	1,037,076
Air Liquide Finance SA
0.63%, 06/20/30(a)	EUR700	743,378
2.88%, 09/16/32(a)	EUR600	681,355
3.00%, 05/05/33(a)	EUR100	113,381
3.50%, 03/21/35(a)	EUR400	463,037
3.50%, 11/05/37(a)	EUR300	338,925
Airbus SE
0.88%, 05/13/26(a)	EUR200	234,652
1.38%, 05/13/31(a)	EUR950	1,019,423
1.63%, 06/09/30(a)	EUR450	496,719
2.00%, 04/07/28(a)	EUR300	345,902
2.38%, 04/07/32(a)	EUR380	423,393
2.38%, 06/09/40(a)	EUR300	291,947
Alstom SA, 0.00%, 01/11/29(a)	EUR700	746,174
Altarea SCA
1.75%, 01/16/30(a)	EUR300	323,319
1.88%, 01/17/28(a)	EUR200	227,950
Altrad Investment Authority, SAS
3.70%, 06/23/29(a)	EUR100	116,905
4.43%, 06/23/32(a)	EUR500	587,959
APRR SA
1.63%, 01/13/32(a)	EUR300	318,006
1.88%, 01/03/29(a)	EUR700	795,656
2.88%, 01/14/31(a)	EUR200	229,609
3.13%, 01/24/30(a)	EUR200	233,041
3.13%, 01/20/32(a)	EUR100	114,833
3.13%, 01/06/34(a)	EUR300	338,571
ARGAN SA, 3.78%, 10/30/29(a)	EUR200	234,985
Arkea Home Loans SFH SA
0.01%, 10/04/30(a)	EUR200	204,334
0.75%, 10/05/27(a)	EUR200	227,576
3.25%, 02/16/32(a)	EUR300	352,641
3.25%, 08/01/33(a)	EUR400	464,785
Arkea Public Sector SCF SA
0.13%, 01/15/30(a)	EUR400	420,676
3.00%, 01/27/32(a)	EUR200	231,663
3.23%, 07/02/35(a)	EUR500	573,370
3.25%, 01/10/31(a)	EUR1,400	1,647,583
3.50%, 01/13/36(a)	EUR300	350,181
Arkema SA
0.75%, 12/03/29(a)	EUR700	751,708
1.50%, 04/20/27(a)	EUR500	578,555
3.50%, 09/09/33(a)	EUR500	568,375
Security	Par (000)	Value
France (continued)
4.25%, (5-year EURIBOR ICE Swap + 1.99%)(a)(b)(c)	EUR100	$114,717
4.80%, (5-year EURIBOR ICE Swap + 2.04%)(a)(b)(c)	EUR400	469,065
Arval Service Lease SA/France, 4.75%, 05/22/27(a)	EUR1,100	1,311,241
Autoroutes du Sud de la France SA
1.38%, 06/27/28(a)	EUR400	453,371
1.38%, 02/21/31(a)	EUR1,000	1,068,584
2.75%, 09/02/32(a)	EUR600	670,237
2.75%, 09/02/32(a)	EUR400	446,825
3.38%, 01/19/34(a)	EUR100	114,860
AXA Home Loan SFH SA, 0.01%, 10/16/29(a)	EUR300	316,383
AXA SA
1.38%, 10/07/41, (3-mo. EURIBOR + 2.40%)(a)(b)	EUR400	415,975
1.88%, 07/10/42, (3-mo. EURIBOR + 2.60%)(a)(b)	EUR300	312,150
3.25%, 05/28/49, (3-mo. EURIBOR + 3.20%)(a)(b)	EUR850	983,841
3.38%, 05/31/34(a)	EUR300	348,317
3.63%, 01/10/33(a)	EUR200	237,457
3.75%, 10/12/30(a)	EUR500	599,725
4.25%, 03/10/43, (3-mo. EURIBOR + 3.60%)(a)(b)	EUR650	767,623
4.38%, 07/24/55, (3-mo. EURIBOR + 2.90%)(a)(b)	EUR400	469,250
5.50%, 07/11/43, (3-mo. EURIBOR + 3.60%)(a)(b)	EUR750	947,110
Ayvens SA
3.00%, 04/18/30(a)	EUR500	576,700
3.25%, 02/19/30(a)	EUR100	116,260
3.38%, 04/16/29(a)	EUR100	117,250
3.88%, 01/24/28(a)	EUR500	593,508
3.88%, 07/16/29(a)	EUR100	118,824
4.00%, 01/24/31(a)	EUR300	359,008
4.88%, 10/06/28(a)	EUR200	242,860
Banque Federative du Credit Mutuel SA
0.10%, 10/08/27(a)	EUR400	450,674
0.25%, 06/29/28(a)	EUR1,300	1,437,552
0.63%, 11/03/28(a)	EUR1,300	1,430,070
0.63%, 02/21/31(a)	EUR800	816,527
0.75%, 01/17/30(a)	EUR700	745,255
1.50%, 10/07/26(a)	GBP100	134,353
1.63%, 11/15/27(a)	EUR500	572,204
1.75%, 03/15/29(a)	EUR300	337,290
1.88%, 11/04/26(a)	EUR100	116,769
1.88%, 06/18/29(a)	EUR1,100	1,231,192
2.63%, 11/06/29(a)	EUR1,200	1,371,141
3.00%, 05/07/30(a)	EUR200	231,003
3.13%, 03/11/31(a)	EUR400	461,135
3.25%, 10/17/31(a)	EUR900	1,038,984
3.38%, 06/10/32(a)	EUR1,100	1,273,034
3.50%, 05/15/31(a)	EUR300	351,984
3.50%, 07/21/33, (3-mo. EURIBOR + 1.00%)(a)(b)	EUR400	459,942
3.50%, 05/07/35(a)	EUR300	343,049
3.63%, 09/14/32(a)	EUR600	702,421
3.63%, 03/07/35(a)	EUR700	800,369
3.75%, 02/03/34(a)	EUR400	468,373

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
France (continued)
3.88%, 06/16/32, (5-year EUR Swap + 2.20%)(a)(b)	EUR300	$353,065
4.00%, 01/15/35, (5-year EURIBOR ICE Swap + 1.75%)(a)(b)	EUR600	703,186
4.38%, 05/02/30(a)	EUR300	362,703
4.38%, 01/11/34(a)	EUR1,100	1,302,386
4.50%, 10/22/30(a)	GBP200	263,248
4.75%, 11/10/31(a)	EUR100	123,286
5.00%, 10/22/29(a)	GBP1,000	1,352,337
5.25%, 09/10/31(a)	GBP100	135,428
Banque Stellantis France SACA, 2.88%, 01/19/29(a)	EUR500	578,483
BNP Paribas Home Loan SFH SA, 3.00%, 01/31/30(a)	EUR900	1,052,587
BNP Paribas SA
0.50%, 05/30/28, (3-mo. EURIBOR0.68%)(a)(b)	EUR500	571,123
0.50%, 01/19/30, (3-mo. EURIBOR + 0.83%)(a)(b)	EUR900	977,258
0.63%, 12/03/32(a)	EUR1,500	1,443,315
0.88%, 08/31/33, (5-year EUR Swap + 1.17%)(a)(b)	EUR800	879,565
1.13%, 04/17/29, (3-mo. EURIBOR + 1.35%)(a)(b)	EUR800	901,758
1.25%, 07/13/31(a)	GBP700	774,356
1.38%, 05/28/29(a)	EUR1,100	1,216,855
1.88%, 12/14/27(a)	GBP600	775,815
2.00%, 09/13/36(a)	GBP900	851,439
2.54%, 07/13/29(b)	CAD200	143,486
2.88%, 05/06/30, (3-mo. EURIBOR + 0.80%)(a)(b)	EUR1,100	1,275,802
3.49%, 09/17/33, (3-mo. EURIBOR + 1.05%)(a)(b)	EUR500	573,823
3.58%, 01/15/31, (3-mo. EURIBOR + 1.20%)(a)(b)	EUR400	469,910
3.63%, 09/01/29(a)	EUR700	827,236
3.74%, 04/20/34, (3-mo. EURIBOR + 1.05%)(a)(b)	EUR500	578,808
3.78%, 01/19/36, (5-year EURIBOR ICE Swap + 1.55%)(a)(b)	EUR100	115,687
3.95%, 02/18/37, (5-year EUR Swap + 1.65%)(a)(b)	EUR600	695,641
3.98%, 05/06/36, (3-mo. EURIBOR + 1.50%)(a)(b)	EUR500	580,458
4.04%, 01/10/32, (3-mo. EURIBOR + 1.60%)(a)(b)	EUR500	596,476
4.10%, 02/13/34(a)	EUR600	713,130
4.13%, 09/26/32, (3-mo. EURIBOR + 0.95%)(a)(b)	EUR400	483,121
4.13%, 05/24/33(a)	EUR500	605,951
4.16%, 08/28/34, (5-year EURIBOR ICE Swap + 1.70%)(a)(b)	EUR500	590,913
4.75%, 11/13/32, (3-mo. EURIBOR + 4.40%)(a)(b)	EUR400	492,083
6.20%, 12/03/36, (3-month BB Swap + 2.00%)(a)(b)	AUD200	142,163
6.32%, 11/15/35(a)(b)	GBP100	138,537
Series MPLE, 4.49%, Series MPLE, 09/03/35(b)	CAD200	147,690
Bouygues SA
1.38%, 06/07/27(a)	EUR1,100	1,271,499
Security	Par (000)	Value
France (continued)
3.25%, 06/30/37(a)	EUR500	$553,837
3.88%, 07/17/31(a)	EUR500	598,398
4.63%, 06/07/32(a)	EUR400	494,956
5.38%, 06/30/42(a)	EUR300	385,871
BPCE SA
1.00%, 01/14/32(a)	EUR700	708,860
1.63%, 03/02/29, (3-mo. EURIBOR + 1.10%)(a)(b)	EUR600	683,322
1.75%, 02/02/34, (5-year EUR Swap + 1.57%)(a)(b)	EUR400	444,398
3.13%, 09/05/30(a)	EUR300	348,134
3.38%, 12/19/31, (3-mo. EURIBOR + 0.95%)(a)(b)	EUR500	577,548
3.63%, 10/01/33, (3-mo. EURIBOR + 1.20%)(a)(b)	EUR100	115,289
3.88%, 01/11/29(a)	EUR900	1,070,371
3.88%, 01/25/36(a)	EUR400	471,870
3.88%, 02/26/36, (3-mo. EURIBOR + 1.45%)(a)(b)	EUR400	460,707
4.00%, 01/20/34, (3-mo. EURIBOR + 1.47%)(a)(b)	EUR1,300	1,525,160
4.13%, 03/08/33, (3-mo. EURIBOR + 1.45%)(a)(b)	EUR300	355,725
4.13%, 02/27/39, (3-mo. EURIBOR + 1.27%)(a)(b)	EUR1,000	1,141,236
4.50%, 01/13/33(a)	EUR900	1,090,741
4.63%, 03/02/30, (1-day SONIA + 2.12%)(a)(b)	EUR900	1,088,954
4.68%, 04/15/36(b)	CAD200	147,173
5.13%, 12/23/33(a)	GBP300	391,222
5.13%, 01/25/35, (5-year EUR Swap + 2.50%)(a)(b)	EUR600	729,856
5.25%, 04/16/29(a)	GBP900	1,210,505
5.25%, 10/22/30(a)	GBP100	134,943
5.25%, 07/31/32(a)	GBP200	266,523
6.56%, 06/12/40, (3-month BB Swap + 2.50%)(a)(b)	AUD200	142,439
BPCE SFH SA
0.01%, 11/10/27(a)	EUR400	449,374
0.01%, 03/23/28(a)	EUR700	777,863
0.01%, 05/27/30(a)	EUR500	518,007
0.01%, 03/18/31(a)	EUR300	301,842
0.13%, 12/03/30(a)	EUR1,000	1,024,472
0.38%, 03/18/41(a)	EUR200	142,581
0.50%, 01/23/35(a)	EUR400	364,631
0.63%, 09/22/27(a)	EUR400	455,102
0.63%, 05/29/31(a)	EUR500	516,370
0.75%, 02/23/29(a)	EUR900	992,329
0.88%, 04/13/28(a)	EUR800	902,031
1.00%, 06/08/29(a)	EUR500	551,886
1.13%, 04/12/30(a)	EUR1,100	1,196,784
2.50%, 10/22/29(a)	EUR400	460,972
2.75%, 02/12/30(a)	EUR400	463,668
3.00%, 10/17/29(a)	EUR700	819,979
3.00%, 03/24/32(a)	EUR1,100	1,270,908
3.13%, 07/20/27(a)	EUR200	235,407
3.13%, 01/24/28(a)	EUR1,000	1,177,129
3.13%, 05/22/34(a)	EUR1,200	1,377,266
3.25%, 04/12/28(a)	EUR500	589,901
3.25%, 06/26/35(a)	EUR500	573,377
3.38%, 06/27/33(a)	EUR300	351,900
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
France (continued)
3.38%, 01/16/36(a)	EUR1,000	$1,155,616
Series ., 2.63%, Series ., 07/24/30(a)	EUR300	345,044
Bureau Veritas SA
3.38%, 10/01/33(a)	EUR400	456,811
3.50%, 05/22/36(a)	EUR300	340,576
Caisse de Refinancement de l'Habitat SA
0.01%, 02/07/28(a)	EUR600	668,875
0.01%, 10/08/29(a)	EUR500	529,610
0.13%, 04/30/27(a)	EUR400	457,343
2.63%, 06/20/30(a)	EUR800	921,539
2.75%, 09/06/30(a)	EUR300	346,951
2.75%, 01/16/31(a)	EUR500	577,302
2.75%, 02/20/32(a)	EUR1,100	1,257,919
3.00%, 01/12/34(a)	EUR900	1,025,835
3.13%, 02/23/33(a)	EUR900	1,042,230
3.38%, 06/28/32(a)	EUR400	471,901
3.38%, 01/16/36(a)	EUR400	462,291
Caisse Nationale de Reassurance Mutuelle Agricole Groupama
3.38%, 09/24/28(a)	EUR300	350,473
4.38%, 05/26/35(a)	EUR200	235,244
6.00%, 01/23/27	EUR400	478,669
Capgemini SE
1.13%, 06/23/30(a)	EUR200	212,408
2.00%, 04/15/29(a)	EUR400	452,090
2.38%, 04/15/32(a)	EUR500	542,587
2.50%, 09/25/28(a)	EUR400	461,770
3.13%, 09/25/31(a)	EUR400	454,579
3.50%, 09/25/34(a)	EUR600	672,252
Carmila SA
1.63%, 04/01/29(a)	EUR300	335,628
3.75%, 01/13/33(a)	EUR200	228,807
Carrefour SA
1.00%, 05/17/27(a)	EUR600	689,896
1.75%, 05/04/26(a)	EUR200	234,730
2.38%, 10/30/29(a)	EUR500	571,147
2.88%, 12/08/28(a)	EUR100	116,257
2.88%, 05/07/29(a)	EUR700	811,393
3.25%, 06/24/30(a)	EUR300	348,648
3.63%, 10/17/32(a)	EUR200	231,845
3.75%, 05/24/33(a)	EUR800	928,995
CCF SFH SACA
0.75%, 03/22/27(a)	EUR200	230,638
2.50%, 06/28/28(a)	EUR300	347,871
2.50%, 04/09/29(a)	EUR700	808,206
2.75%, 05/07/31(a)	EUR1,200	1,377,383
Cie de Financement Foncier SA
2.63%, 03/05/30(a)	EUR1,300	1,499,604
3.00%, 02/24/33(a)	EUR700	804,541
3.00%, 03/05/35(a)	EUR700	787,825
3.13%, 06/06/30(a)	EUR1,600	1,877,630
3.13%, 05/28/34(a)	EUR300	343,645
3.63%, 01/16/29(a)	EUR600	715,255
Cie de Saint-Gobain SA
1.88%, 03/15/31(a)	EUR100	109,209
3.38%, 04/08/30(a)	EUR500	587,123
3.50%, 04/04/33(a)	EUR300	347,517
3.63%, 04/08/34(a)	EUR400	464,838
3.63%, 08/09/36(a)	EUR400	452,833
3.88%, 11/29/30(a)	EUR100	119,927
Security	Par (000)	Value
France (continued)
Cie Generale des Etablissements Michelin SCA
1.75%, 05/28/27(a)	EUR100	$115,767
3.13%, 05/16/31(a)	EUR200	231,936
3.38%, 05/16/36(a)	EUR400	453,747
Cie. de Financement Foncier SA
0.01%, 04/16/29(a)	EUR1,000	1,075,307
0.01%, 09/25/30(a)	EUR400	409,441
0.01%, 10/29/35(a)	EUR300	251,154
0.75%, 01/11/28(a)	EUR400	452,544
0.88%, 09/11/28(a)	EUR700	782,222
1.25%, 11/15/32(a)	EUR400	412,890
2.38%, 03/15/30(a)	EUR300	342,769
3.38%, 09/16/31(a)	EUR1,200	1,416,239
Cie. de Saint-Gobain SA
1.88%, 03/15/31(a)	EUR400	436,836
2.13%, 06/10/28(a)	EUR900	1,035,503
4.63%, 10/09/29(a)	GBP200	268,152
Cie. Generale des Etablissements Michelin SCA
1.75%, 05/28/27(a)	EUR100	115,767
1.75%, 09/03/30(a)	EUR400	439,558
2.50%, 09/03/38(a)	EUR300	301,886
CNP Assurances SA
1.25%, 01/27/29(a)	EUR300	332,034
2.50%, 06/30/51, (3-mo. EURIBOR + 3.65%)(a)(b)	EUR1,300	1,422,800
2.75%, 02/05/29	EUR900	1,033,089
Coentreprise de Transport d'Electricite SA
1.50%, 07/29/28(a)	EUR900	1,017,948
3.75%, 01/17/36(a)	EUR200	228,181
Coface SA, 5.75%, 11/28/33(a)	EUR300	385,467
Cofiroute SA, 3.13%, 03/06/33(a)	EUR300	340,183
Covivio Hotels SACA, 4.13%, 05/23/33(a)	EUR300	351,365
Covivio SA/France
1.50%, 06/21/27(a)	EUR600	691,361
1.63%, 06/23/30(a)	EUR600	653,453
4.63%, 06/05/32(a)	EUR400	486,323
Credit Agricole Assurances SA
1.50%, 10/06/31(a)	EUR400	417,181
2.00%, 07/17/30(a)	EUR300	327,266
4.13%, 12/17/36(a)	EUR200	229,480
4.50%, 12/17/34(a)	EUR400	477,360
4.75%, 09/27/48, (5-year EUR Swap + 5.35%)(a)(b)	EUR300	359,645
5.88%, 10/25/33(a)	EUR100	129,380
Credit Agricole Home Loan SFH SA
0.01%, 04/12/28(a)	EUR500	554,563
0.01%, 11/03/31(a)	EUR800	789,867
0.05%, 12/06/29(a)	EUR700	739,168
0.38%, 02/01/33(a)	EUR1,200	1,162,196
0.75%, 05/05/27(a)	EUR1,100	1,264,747
0.88%, 08/31/27(a)	EUR900	1,028,910
0.88%, 05/06/34	EUR200	192,920
1.38%, 02/03/32(a)	EUR200	212,277
1.50%, 02/03/37(a)	EUR600	571,235
1.50%, 09/28/38(a)	EUR600	547,050
1.63%, 05/31/30	EUR1,200	1,331,264
2.13%, 01/07/30(a)	EUR400	454,414
2.75%, 07/18/31(a)	EUR500	575,940
3.00%, 07/09/32(a)	EUR100	115,784

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
France (continued)
3.00%, 08/29/33(a)	EUR500	$574,075
3.13%, 08/16/29(a)	EUR600	706,247
3.13%, 10/18/30(a)	EUR1,200	1,409,393
3.25%, 09/28/32(a)	EUR1,300	1,522,538
3.25%, 06/08/33(a)	EUR200	233,653
Credit Agricole Public Sector SCF SA
0.01%, 09/13/28	EUR500	547,381
0.63%, 03/29/29	EUR500	548,485
0.88%, 08/02/27	EUR100	114,496
2.63%, 12/11/30(a)	EUR800	918,228
3.00%, 06/14/30(a)	EUR500	584,030
3.00%, 01/16/33(a)	EUR500	576,109
Credit Agricole SA
0.88%, 01/14/32(a)	EUR800	806,591
1.00%, 07/03/29(a)	EUR700	768,642
1.13%, 02/24/29(a)	EUR1,000	1,114,162
1.13%, 07/12/32(a)	EUR300	302,806
1.38%, 05/03/27(a)	EUR1,000	1,157,590
2.00%, 03/25/29(a)	EUR800	903,158
2.50%, 04/22/34(a)	EUR200	212,798
2.88%, 02/16/30, (3-mo. EURIBOR + 0.55%)(a)(b)	EUR800	924,885
3.13%, 01/26/29, (3-mo. EURIBOR + 0.85%)(a)(b)	EUR1,000	1,172,818
3.13%, 07/03/31, (3-mo. EURIBOR + 0.82%)(a)(b)	EUR900	1,036,924
3.13%, 02/26/32(a)	EUR1,600	1,842,557
3.25%, 08/25/32, (3-mo. EURIBOR + 0.92%)(a)(b)	EUR400	459,119
3.50%, 09/26/34(a)	EUR300	342,428
3.75%, 01/22/34(a)	EUR500	588,220
3.75%, 05/27/35(a)	EUR200	230,330
3.88%, 04/20/31(a)	EUR800	957,943
3.88%, 02/16/38(a)	EUR800	909,689
4.00%, 01/18/33(a)	EUR400	481,059
4.13%, 03/07/30(a)	EUR500	604,696
4.13%, 03/18/35, (5-year EURIBOR ICE Swap + 1.65%)(a)(b)	EUR900	1,062,191
4.38%, 04/15/36, (5-year EURIBOR ICE Swap + 1.70%)(a)(b)	EUR400	475,056
5.35%, 02/13/31	AUD300	212,882
5.41%, 01/18/29(a)	AUD300	215,099
5.50%, 07/31/32, (1-year UK Government Bond + 1.20%)(a)(b)	GBP500	679,840
5.75%, 11/09/34, (5-year UK Government Bond + 1.95%)(a)(b)	GBP500	681,777
6.38%, 06/14/31, (1-year UK Government Bond + 2.18%)(a)(b)	GBP300	422,052
Series 2, 0.84%, 06/09/27(a)	JPY100,000	632,359
Series MPLE, 4.19%, Series MPLE, 10/15/35(b)	CAD300	218,521
Credit Mutuel Arkea SA
0.75%, 01/18/30(a)	EUR400	427,241
1.13%, 05/23/29(a)	EUR300	330,790
1.25%, 06/11/29, (3-mo. EURIBOR + 1.50%)(a)(b)	EUR300	337,553
3.31%, 05/06/32(a)	EUR400	461,959
3.31%, 10/25/34(a)	EUR100	113,623
3.38%, 09/19/27(a)	EUR600	707,127
3.38%, 03/11/31(a)	EUR500	569,658
3.63%, 10/03/33(a)	EUR800	932,511
Security	Par (000)	Value
France (continued)
4.25%, 12/01/32(a)	EUR500	$604,343
Credit Mutuel Home Loan SFH SA
0.01%, 07/20/28(a)	EUR900	989,682
0.01%, 05/06/31(a)	EUR500	501,257
0.13%, 01/28/30(a)	EUR400	420,925
0.75%, 09/15/27(a)	EUR500	570,040
1.00%, 04/30/28(a)	EUR900	1,016,221
1.00%, 01/30/29(a)	EUR700	778,750
2.63%, 09/10/31	EUR400	457,108
2.75%, 12/08/27(a)	EUR400	468,056
3.00%, 11/28/30(a)	EUR800	933,633
3.00%, 07/29/32(a)	EUR1,500	1,732,616
3.13%, 06/22/27(a)	EUR900	1,059,404
3.13%, 06/06/35	EUR300	340,583
3.13%, 03/10/36	EUR300	339,012
Crelan Home Loan SCF
1.38%, 04/18/33(a)	EUR300	306,505
2.50%, 07/09/30(a)	EUR500	572,043
Danone SA
3.07%, 09/07/32(a)	EUR300	343,670
3.20%, 09/12/31(a)	EUR300	349,010
3.38%, 04/01/30(a)	EUR200	235,093
3.44%, 04/07/33(a)	EUR100	115,869
3.47%, 05/22/31(a)	EUR700	824,254
3.48%, 05/03/30(a)	EUR1,000	1,179,759
3.95%, (5-year EURIBOR ICE Swap + 1.47%)(a)(b)(c)	EUR100	116,256
5.33%, 10/01/32(a)	GBP200	272,473
Edenred SE
1.38%, 06/18/29(a)	EUR800	884,299
3.63%, 08/05/32(a)	EUR300	348,508
Electricite de France SA
1.00%, 11/29/33(a)	EUR1,000	959,084
2.00%, 12/09/49(a)	EUR600	418,147
3.00%, 03/04/31(a)	EUR200	229,957
3.25%, 05/07/32(a)	EUR200	230,495
4.00%, 05/07/37(a)	EUR300	345,916
4.00%, 03/04/38(a)	EUR500	573,835
4.38%, 10/12/29(a)	EUR700	848,304
4.50%, 11/12/40(a)	EUR400	473,903
4.50%, 03/04/46(a)	EUR300	334,588
4.63%, 04/26/30(a)	EUR1,050	1,289,813
4.63%, 05/07/45(a)	EUR600	684,590
4.75%, 10/12/34(a)	EUR800	993,007
4.75%, 06/17/44(a)	EUR600	699,893
5.13%, 09/22/50(a)	GBP500	524,852
5.23%, 02/06/55	CAD200	139,919
5.50%, 01/25/35(a)	GBP300	389,238
5.50%, 01/25/35(a)	GBP500	648,729
5.50%, 03/27/37(a)	GBP400	501,190
5.50%, 10/17/41(a)	GBP300	358,999
5.63%, 01/25/53(a)	GBP200	222,504
5.88%, 07/18/31	GBP824	1,144,018
6.13%, 06/02/34(a)	GBP650	885,070
Series MPLE, 5.38%, Series MPLE, 05/17/34	CAD200	154,432
Elis SA
1.63%, 04/03/28(a)	EUR600	684,089
3.38%, 09/02/31(a)	EUR300	345,681
3.88%, 03/23/32(a)	EUR200	234,448
4.13%, 05/24/27(a)	EUR300	355,667
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
France (continued)
Engie SA
0.38%, 10/26/29(a)	EUR500	$532,924
1.25%, 10/24/41(a)	EUR200	150,661
1.25%, 10/24/41(a)	EUR100	75,331
1.38%, 06/22/28(a)	EUR500	566,258
1.38%, 02/28/29(a)	EUR600	671,315
1.38%, 06/21/39(a)	EUR200	167,827
1.38%, 06/21/39(a)	EUR100	83,914
1.50%, 03/13/35(a)	EUR300	289,281
1.50%, (5-year EUR Swap + 1.88%)(a)(b)(c)	EUR500	559,874
3.25%, 01/11/32(a)	EUR300	346,420
3.50%, 09/27/29(a)	EUR500	591,231
3.63%, 03/06/31(a)	EUR300	354,637
3.88%, 01/06/31(a)	EUR400	477,842
3.88%, 12/06/33(a)	EUR400	473,031
3.88%, 03/06/36(a)	EUR100	116,338
3.88%, 09/11/37(a)	EUR900	1,031,699
4.25%, 09/06/34(a)	EUR600	723,211
4.25%, 01/11/43(a)	EUR200	226,080
4.37%, (5-year EURIBOR ICE Swap + 1.56%)(a)(b)(c)	EUR400	469,903
4.50%, 09/06/42(a)	EUR700	823,363
4.50%, (5-year EURIBOR ICE Swap + 1.95%)(a)(b)(c)	EUR100	113,697
4.83%, (5-year EURIBOR ICE Swap + 1.88%)(a)(b)(c)	EUR300	353,424
5.00%, 10/01/60(a)	GBP250	263,053
5.13%, (5-year EURIBOR ICE Swap + 2.37%)(a)(b)(c)	EUR300	362,668
5.63%, 04/03/53(a)	GBP500	581,183
5.75%, 10/28/50(a)	GBP100	119,685
5.95%, 03/16/2111(a)	EUR50	72,320
7.00%, 10/30/28	GBP650	924,536
Series ., 4.00%, Series ., (5-year EURIBOR ICE Swap + 1.64%)(a)(b)(c)	EUR200	228,884
EssilorLuxottica SA
0.38%, 11/27/27(a)	EUR800	902,800
0.75%, 11/27/31(a)	EUR400	408,649
2.63%, 01/10/30(a)	EUR300	345,231
2.88%, 03/05/29(a)	EUR700	817,252
Eurazeo SE, 4.63%, 04/17/31(a)	EUR200	236,201
FDJ UNITED
3.00%, 11/21/30(a)	EUR200	229,198
3.38%, 11/21/33(a)	EUR200	226,804
3.63%, 11/21/36(a)	EUR100	113,196
Gecina SA
0.88%, 01/25/33(a)	EUR200	194,021
0.88%, 06/30/36(a)	EUR300	258,808
1.00%, 01/30/29(a)	EUR100	111,135
1.38%, 06/30/27(a)	EUR600	692,008
1.38%, 01/26/28(a)	EUR300	341,084
1.63%, 05/29/34(a)	EUR500	491,355
3.38%, 08/04/35(a)	EUR100	112,161
GELF Bond Issuer I SA, 1.13%, 07/18/29(a)	EUR650	703,767
Groupe des Assurances du Credit Mutuel SADIR
1.85%, 04/21/42, (3-mo. EURIBOR2.65%)(a)(b)	EUR300	311,356
3.75%, 04/30/29(a)	EUR500	592,963
5.00%, 10/30/44, (3-mo. EURIBOR + 3.25%)(a)(b)	EUR100	120,830
Security	Par (000)	Value
France (continued)
ICADE
0.63%, 01/18/31(a)	EUR300	$300,362
1.00%, 01/19/30(a)	EUR300	317,938
4.38%, 05/22/35(a)	EUR100	113,859
Ile-de-France Mobilites
0.20%, 11/16/35(a)	EUR200	167,983
0.68%, 11/24/36(a)	EUR200	169,276
Ile-De-France Mobilites, 1.00%, 05/25/34(a)	EUR300	286,136
Imerys SA, 4.00%, 11/21/32(a)	EUR300	346,001
Indigo Group SAS
1.63%, 04/19/28(a)	EUR100	114,139
1.63%, 04/19/28(a)	EUR600	684,834
3.75%, 04/24/32(a)	EUR200	233,350
In'li SA, 1.13%, 07/02/29(a)	EUR400	435,411
ITM Entreprises SASU, Series 0, 4.13%, Series 0, 01/29/30(a)	EUR100	118,460
JCDecaux SE
1.63%, 02/07/30(a)	EUR200	219,069
5.00%, 01/11/29(a)	EUR500	608,992
Kering SA
0.75%, 05/13/28(a)	EUR1,000	1,117,384
3.13%, 11/27/29(a)	EUR300	348,460
3.38%, 03/11/32(a)	EUR400	460,416
3.38%, 02/27/33(a)	EUR300	341,120
3.63%, 09/05/31(a)	EUR400	468,190
3.63%, 11/21/34(a)	EUR300	341,930
3.63%, 03/11/36(a)	EUR100	112,055
3.88%, 09/05/35(a)	EUR500	574,803
Klepierre SA
0.63%, 07/01/30(a)	EUR500	520,836
0.88%, 02/17/31(a)	EUR300	309,478
2.00%, 05/12/29(a)	EUR500	564,847
3.75%, 09/30/37(a)	EUR300	339,883
3.88%, 09/23/33(a)	EUR300	351,385
La Banque Postale Home Loan SFH SA
0.01%, 10/22/29(a)	EUR300	316,988
0.63%, 06/23/27(a)	EUR400	457,811
1.00%, 10/04/28(a)	EUR300	335,861
1.63%, 05/12/30(a)	EUR700	775,559
2.75%, 10/30/30(a)	EUR400	461,829
2.75%, 11/05/31(a)	EUR700	801,386
2.75%, 06/12/32(a)	EUR500	570,988
3.00%, 01/23/33(a)	EUR500	576,525
3.13%, 02/19/29(a)	EUR400	470,574
3.13%, 01/29/34(a)	EUR300	345,479
La Banque Postale SA
0.75%, 06/23/31(a)	EUR500	509,430
2.00%, 07/13/28(a)	EUR400	458,310
3.50%, 12/02/32, (3-mo. EURIBOR + 1.15%)(a)(b)	EUR300	346,410
4.00%, 05/03/28(a)	EUR1,100	1,310,921
5.50%, 03/05/34, (5-year EUR Swap + 2.85%)(a)(b)	EUR1,000	1,224,171
5.63%, 09/21/28, (1-year UK Government Bond + 2.60%)(a)(b)	GBP500	683,080
La Mondiale SAM
2.13%, 06/23/31(a)	EUR100	108,338
4.38%, 10/20/35(a)	EUR100	117,108
La Poste SA
0.38%, 09/17/27(a)	EUR1,300	1,477,669
1.00%, 09/17/34(a)	EUR1,000	942,284

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
France (continued)
1.38%, 04/21/32(a)	EUR1,500	$1,556,485
2.63%, 09/14/28(a)	EUR200	232,465
4.00%, 06/12/35(a)	EUR200	236,799
Legrand SA
0.63%, 06/24/28(a)	EUR1,300	1,447,748
3.50%, 06/26/34(a)	EUR300	348,400
3.63%, 03/19/35(a)	EUR200	232,521
L'Oreal SA
2.75%, 11/19/30(a)	EUR300	346,721
2.88%, 11/06/31(a)	EUR300	346,724
2.88%, 01/12/32(a)	EUR400	459,403
3.38%, 11/23/29(a)	EUR400	474,359
3.38%, 01/19/36(a)	EUR200	229,711
LVMH Moet Hennessy Louis Vuitton SE
0.13%, 02/11/28(a)	EUR500	559,401
0.13%, 02/11/28(a)	EUR300	335,640
1.13%, 02/11/27(a)	GBP600	794,833
2.63%, 03/07/29(a)	EUR500	579,584
2.63%, 06/25/30(a)	EUR200	229,590
3.00%, 03/07/32(a)	EUR700	804,467
3.13%, 11/07/32(a)	EUR300	345,951
3.38%, 02/25/36(a)	EUR200	228,026
3.50%, 09/07/33(a)	EUR700	821,952
Malakoff Humanis Prevoyance, 4.50%, 06/20/35(a)	EUR200	237,203
Mercialys SA, 4.00%, 06/04/32(a)	EUR200	233,015
MMB SCF SACA, 0.01%, 09/20/31(a)	EUR500	489,522
MMS USA Holdings, Inc., 1.75%, 06/13/31(a)	EUR400	427,247
Mutuelle Assurance Des Commercants et Industriels de France et Des Cadres et Sal, 2.13%, 06/21/52, (3-mo. EURIBOR + 3.45%)(a)(b)	EUR900	920,754
Mutuelle Assurance Travailleur Mutualiste SAM, 4.63%, 02/23/36(a)	EUR200	239,648
Mutuelle Epargne Retraite Prevoyance Carac, 4.38%, 02/05/46, (3-mo. EURIBOR + 2.60%)(a)(b)	EUR100	114,854
Nerval SAS Co., 2.88%, 04/14/32(a)	EUR200	220,481
Orange SA
1.38%, 03/20/28(a)	EUR700	796,902
1.38%, 09/04/49(a)	EUR300	202,150
1.50%, 09/09/27(a)	EUR200	230,129
1.75%, (5-year EUR Swap + 2.10%)(a)(b)(c)	EUR900	1,008,835
2.50%, 11/13/28(a)	EUR300	346,836
2.75%, 05/19/29(a)	EUR500	579,106
3.13%, 11/13/31(a)	EUR500	576,003
3.25%, 01/15/32(a)	GBP800	977,871
3.50%, 11/13/34(a)	EUR500	572,362
3.50%, 05/19/35(a)	EUR400	456,376
3.75%, 09/04/37(a)	EUR400	456,088
3.75%, 05/13/38(a)	EUR500	566,299
3.88%, 09/11/35(a)	EUR200	234,186
3.88%, (5-year EURIBOR ICE Swap + 1.65%)(a)(b)(c)	EUR100	114,024
4.13%, 11/13/45(a)	EUR300	334,562
4.50%, (5-year EURIBOR ICE Swap + 2.03%)(a)(b)(c)	EUR200	237,092
5.38%, 11/22/50(a)	GBP300	346,770
5.38%, (5-year EUR Swap + 2.66%)(a)(b)(c)	EUR400	488,882
8.13%, 01/28/33	EUR1,045	1,552,757
Orano SA, 2.75%, 03/08/28(a)	EUR1,000	1,162,476
Security	Par (000)	Value
France (continued)
Pernod Ricard SA
0.50%, 10/24/27(a)	EUR400	$452,964
0.50%, 10/24/27(a)	EUR100	113,241
1.38%, 04/07/29(a)	EUR700	780,374
1.75%, 04/08/30(a)	EUR400	441,163
3.25%, 03/03/32(a)	EUR200	228,705
3.25%, 02/04/33(a)	EUR200	226,207
3.38%, 11/07/30(a)	EUR200	233,921
3.63%, 05/07/34(a)	EUR300	343,811
3.75%, 09/15/33(a)	EUR500	580,920
3.75%, 02/04/37(a)	EUR100	112,736
Praemia Healthcare SACA
0.88%, 11/04/29(a)	EUR300	317,967
3.88%, 06/05/32(a)	EUR200	229,446
Publicis Groupe SA
2.88%, 06/12/29(a)	EUR200	231,496
3.38%, 06/12/32(a)	EUR100	115,017
RCI Banque SA
3.38%, 07/26/29(a)	EUR500	584,472
3.38%, 06/06/30(a)	EUR375	435,380
3.63%, 02/22/30(a)	EUR200	234,077
3.63%, 11/03/32(a)	EUR200	228,170
3.75%, 10/04/27(a)	EUR850	1,004,595
3.75%, 02/16/32(a)	EUR200	230,890
3.88%, 09/30/30(a)	EUR100	118,007
4.13%, 04/04/31(a)	EUR350	416,732
4.25%, 05/23/34(a)	EUR300	349,437
4.88%, 10/02/29(a)	EUR500	609,707
Regie Autonome des Transports Parisiens EPIC, 0.88%, 05/25/27(a)	EUR400	459,890
Roquette Freres SA, 3.77%, 11/25/31(a)	EUR200	231,856
RTE Reseau de Transport d'Electricite SADIR
0.01%, 09/09/27(a)	EUR600	676,753
0.75%, 01/12/34(a)	EUR500	468,231
1.13%, 09/09/49(a)	EUR200	121,543
1.13%, 09/09/49(a)	EUR600	364,628
2.13%, 09/27/38(a)	EUR200	190,010
3.50%, 12/07/31(a)	EUR800	937,928
3.50%, 04/30/33(a)	EUR200	232,126
3.50%, 10/02/36(a)	EUR200	224,965
3.75%, 04/30/44(a)	EUR300	324,591
3.88%, 11/24/37(a)	EUR500	576,271
4.00%, 07/08/45(a)	EUR200	222,722
Safran SA, 0.75%, 03/17/31(a)	EUR100	104,289
SCOR SE, 4.52%, 09/10/55, (3-mo. EURIBOR + 2.80%)(b)	EUR700	828,375
SNCF Reseau
0.75%, 05/25/36(a)	EUR1,100	950,928
0.88%, 01/22/29(a)	EUR400	442,694
1.00%, 11/09/31(a)	EUR900	930,625
1.13%, 05/19/27(a)	EUR500	576,337
1.13%, 05/25/30(a)	EUR800	864,415
1.88%, 03/30/34(a)	EUR300	307,682
2.25%, 12/20/47(a)	EUR700	559,000
4.83%, 03/25/60	GBP760	820,444
5.25%, 12/07/28(a)	GBP150	205,818
SNF Group SACA
2.63%, 02/01/29(a)	EUR200	227,819
4.50%, 03/15/32(a)	EUR200	237,776
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
France (continued)
Societe Generale SA
0.50%, 06/12/29, (3-mo. EURIBOR0.95%)(a)(b)	EUR1,300	$1,438,578
0.88%, 07/01/26(a)	EUR100	117,077
1.25%, 06/12/30(a)	EUR700	750,829
2.13%, 09/27/28(a)	EUR1,500	1,713,609
3.38%, 05/14/30, (3-mo. EURIBOR + 1.37%)(a)(b)	EUR500	584,580
3.50%, 03/01/32, (3-mo. EURIBOR + 1.08%)(a)(b)	EUR700	810,749
3.63%, 11/13/30, (3-mo. EURIBOR + 1.35%)(a)(b)	EUR1,000	1,176,368
3.75%, 07/15/31, (3-mo. EURIBOR + 1.45%)(a)(b)	EUR1,000	1,176,086
3.75%, 09/02/33, (3-mo. EURIBOR + 1.40%)(a)(b)	EUR200	231,537
3.75%, 05/17/35, (5-year EURIBOR ICE Swap + 1.65%)(a)(b)	EUR900	1,042,617
3.88%, 04/14/34, (3-mo. EURIBOR + 1.13%)(a)(b)	EUR300	347,029
3.88%, 11/20/35, (5-year EURIBOR ICE Swap + 1.50%)(a)(b)	EUR200	231,458
4.00%, 02/04/37, (3-mo. EURIBOR + 1.20%)(a)(b)	EUR400	459,157
4.13%, 05/14/36, (3-mo. EURIBOR + 1.73%)(a)(b)	EUR100	116,874
4.25%, 12/06/30, (3-mo. EURIBOR + 1.80%)(a)(b)	EUR600	719,690
5.63%, 06/02/33(a)	EUR400	509,506
5.75%, 01/22/32, (3-mo. EURIBOR + 0.98%)(a)(b)	GBP400	546,304
Societe Generale SFH SA
0.01%, 02/11/30(a)	EUR700	731,907
0.01%, 02/05/31(a)	EUR100	101,073
0.75%, 10/18/27(a)	EUR400	455,002
0.75%, 01/19/28(a)	EUR500	565,497
1.38%, 05/05/28(a)	EUR600	682,270
1.75%, 05/05/34(a)	EUR300	310,884
3.13%, 02/24/32(a)	EUR600	698,459
3.13%, 02/01/36(a)	EUR600	678,794
Societe Nationale SNCF SACA, 1.50%, 02/02/29(a)	EUR300	337,440
Sodexo SA
1.00%, 07/17/28(a)	EUR950	1,066,729
2.50%, 06/24/26(a)	EUR150	176,022
Sogecap SA
5.00%, 04/03/45(a)(b)	EUR200	239,242
6.50%, 05/16/44(a)(b)	EUR300	393,048
Suez SACA
1.88%, 05/24/27(a)	EUR100	115,944
2.88%, 05/24/34(a)	EUR200	216,017
4.50%, 11/13/33(a)	EUR300	364,070
4.63%, 11/03/28(a)	EUR500	603,238
5.00%, 11/03/32(a)	EUR300	373,785
6.63%, 10/05/43(a)	GBP300	403,112
TDF Infrastructure SAS, 4.13%, 10/23/31(a)	EUR400	468,379
TDF Infrastructure SASU, 3.63%, 12/16/30(a)	EUR400	462,243
Technip Energies NV, 1.13%, 05/28/28(a)	EUR300	336,986
Teleperformance SE
3.75%, 06/24/29(a)	EUR400	465,283
4.25%, 01/21/30(a)	EUR300	352,850
Security	Par (000)	Value
France (continued)
5.25%, 11/22/28(a)	EUR300	$364,291
5.75%, 11/22/31(a)	EUR100	124,409
Terega SA, 4.00%, 09/17/34(a)	EUR400	465,117
Terega SASU, 0.63%, 02/27/28(a)	EUR200	223,037
Thales SA
0.25%, 01/29/27(a)	EUR300	345,885
4.25%, 10/18/31(a)	EUR600	730,154
Tikehau Capital SCA
4.25%, 04/08/31(a)	EUR100	117,592
6.63%, 03/14/30(a)	EUR300	381,977
TotalEnergies Capital International SA
0.75%, 07/12/28(a)	EUR800	894,527
1.38%, 10/04/29(a)	EUR300	332,576
1.41%, 09/03/31(a)	GBP200	228,741
1.99%, 04/08/32(a)	EUR1,300	1,409,668
3.16%, 03/03/33(a)	EUR500	572,197
3.85%, 03/03/45(a)	EUR1,700	1,821,987
TotalEnergies SE
1.63%, (5-year EUR Swap + 1.99%)(a)(b)(c)	EUR500	567,772
2.00%, (5-year EUR Swap + 2.40%)(a)(b)(c)	EUR700	754,067
3.25%, (5-year EUR Swap + 2.94%)(a)(b)(c)	EUR400	409,134
4.12%, (5-year EUR Swap + 1.86%)(a)(b)(c)	EUR400	470,911
4.50%, (5-year EUR Swap + 2.40%)(a)(b)(c)	EUR300	347,723
Transdev Group SA, 3.85%, 05/21/32(a)	EUR500	581,670
Unibail-Rodamco-Westfield SE
0.88%, 03/29/32(a)	EUR200	198,715
0.88%, 03/29/32(a)	EUR200	198,715
1.38%, 12/04/31(a)	EUR200	205,875
1.38%, 05/25/33(a)	EUR100	98,683
1.50%, 02/22/28(a)	EUR550	627,938
1.75%, 02/27/34(a)	EUR300	297,415
2.00%, 06/29/32(a)	EUR400	422,103
2.00%, 04/28/36(a)	EUR500	481,622
2.25%, 05/14/38(a)	EUR200	189,292
2.63%, 04/09/30(a)	EUR200	227,473
3.50%, 09/11/29(a)	EUR1,000	1,175,706
3.88%, 04/21/33(a)	EUR200	233,127
3.88%, 09/11/34(a)	EUR200	231,144
4.13%, 12/11/30(a)	EUR600	720,143
Veolia Environnement SA
1.25%, 05/19/28(a)	EUR600	677,994
1.25%, 05/19/28(a)	EUR600	677,994
1.25%, 05/14/35(a)	EUR500	468,696
1.94%, 01/07/30(a)	EUR200	222,849
2.97%, 01/10/31(a)	EUR400	459,339
3.21%, 01/14/31(a)	EUR200	231,696
3.32%, 06/17/32(a)	EUR300	346,612
3.57%, 09/09/34(a)	EUR300	345,231
3.64%, 01/14/34(a)	EUR200	231,957
3.69%, 04/10/31(a)	EUR100	118,110
3.80%, 06/17/37(a)	EUR300	341,263
4.05%, 01/14/38(a)	EUR200	231,845
4.12%, 04/10/36(a)	EUR200	235,654
6.13%, 11/25/33	EUR465	631,005
Vinci SA
1.63%, 01/18/29(a)	EUR500	564,559
1.63%, 01/18/29(a)	EUR1,000	1,129,118
2.75%, 09/15/34(a)	GBP200	224,614
2.75%, 09/15/34(a)	GBP200	224,614
Vseobecna Uverova Banka A/S, 3.13%, 11/17/32	EUR800	929,737

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
France (continued)
Wendel SE
1.00%, 06/01/31(a)	EUR400	$414,608
3.75%, 08/11/33(a)	EUR100	115,077
Westfield America Management Ltd., 2.63%, 03/30/29(a)	GBP200	252,389
		357,044,965
Germany — 3.2%
Aareal Bank AG
0.13%, 02/01/30(a)	EUR1,100	1,156,933
0.75%, 04/18/28(a)	EUR400	446,656
2.75%, 10/08/30(a)	EUR800	921,933
3.00%, 02/01/33(a)	EUR500	575,983
3.25%, 05/17/29(a)	EUR300	353,932
5.00%, 03/10/28(a)	GBP500	681,239
adidas AG
2.75%, 11/06/30(a)	EUR100	114,682
3.13%, 11/21/29(a)	EUR200	235,590
Allianz Finance II BV
0.50%, 01/14/31(a)	EUR400	417,305
1.38%, 04/21/31(a)	EUR200	215,320
3.25%, 12/04/29(a)	EUR100	118,357
Series 62, 4.50%, 03/13/43(a)	GBP500	570,954
Allianz SE
1.30%, 09/25/49, (3-mo. EURIBOR + 2.35%)(a)(b)	EUR500	542,682
3.10%, 07/06/47, (3-mo. EURIBOR + 3.35%)(a)(b)	EUR500	584,828
4.25%, 07/05/52, (1-year EUR Swap + 1.85%)(a)(b)	EUR300	355,940
4.43%, 07/25/55, (3-mo. EURIBOR + 2.75%)(a)(b)	EUR500	593,739
4.60%, 09/07/38, (3-mo. EURIBOR + 2.30%)(a)(b)	EUR200	239,247
4.85%, 07/26/54(a)(b)	EUR300	365,308
5.82%, 07/25/53, (3-mo. EURIBOR + 3.65%)(a)(b)	EUR500	642,892
Amprion GmbH
2.75%, 09/30/29(a)	EUR300	345,277
3.00%, 12/05/29(a)	EUR800	926,755
3.16%, 01/15/31(a)	EUR100	115,571
3.45%, 09/22/27(a)	EUR300	353,565
3.88%, 06/05/36(a)	EUR400	461,807
3.97%, 09/22/32(a)	EUR900	1,074,853
4.00%, 09/30/40(a)	EUR300	335,615
4.00%, 05/21/44(a)	EUR300	328,557
4.07%, 01/15/38(a)	EUR300	348,412
4.25%, 04/28/56, (5-year EURIBOR ICE Swap + 1.61%)(a)(b)	EUR100	116,766
4.58%, 01/15/46(a)	EUR300	346,238
4.75%, 04/28/56, (5-year EURIBOR ICE Swap + 1.96%)(a)(b)	EUR100	116,929
Aroundtown SA
0.01%, 07/16/26(a)	EUR300	349,655
0.38%, 04/15/27(a)	EUR200	228,484
1.45%, 07/09/28(a)	EUR300	337,608
1.63%, 01/31/28(a)	EUR200	227,488
1.63%, 01/31/28(a)	EUR300	341,232
3.25%, 01/02/31(a)	EUR300	337,876
3.50%, 05/13/30(a)	EUR400	458,626
3.63%, 04/10/31(a)	GBP250	304,538
5.25%, 12/11/32(a)	GBP200	254,781
Security	Par (000)	Value
Germany (continued)
6.65%, 02/06/36	AUD200	$136,229
BASF SE
0.88%, 11/15/27(a)	EUR950	1,081,987
0.88%, 10/06/31(a)	EUR160	165,577
1.50%, 03/17/31(a)	EUR500	540,740
3.75%, 06/29/32(a)	EUR400	475,821
4.25%, 03/08/32(a)	EUR200	243,348
4.50%, 03/08/35(a)	EUR200	245,908
Bausparkasse Schwaebisch Hall AG
0.20%, 10/28/31	EUR300	300,902
0.20%, 04/27/33(a)	EUR600	573,571
2.88%, 01/22/31	EUR500	581,838
3.25%, 01/27/38	EUR400	458,288
Bayer AG
0.38%, 01/12/29(a)	EUR200	217,438
0.63%, 07/12/31(a)	EUR400	402,961
1.00%, 01/12/36(a)	EUR400	351,611
1.13%, 01/06/30(a)	EUR600	647,195
1.38%, 07/06/32(a)	EUR600	611,791
4.00%, 08/26/26(a)	EUR600	706,286
4.25%, 08/26/29(a)	EUR300	361,918
4.63%, 05/26/33(a)	EUR300	368,045
Bayer Capital Corp. BV, 2.13%, 12/15/29(a)	EUR300	336,025
Bayerische Landesbank
0.05%, 04/30/31(a)	EUR400	405,252
0.75%, 01/19/28(a)	EUR700	792,887
1.38%, 11/22/32, (5-year EUR Swap + 1.40%)(a)(b)	EUR1,100	1,248,715
2.50%, 06/28/32(a)	EUR750	850,547
2.63%, 10/07/31(a)	EUR100	114,797
2.75%, 05/28/32(a)	EUR200	230,248
2.88%, 10/23/30(a)	EUR200	230,685
3.00%, 04/28/34(a)	EUR1,000	1,156,784
3.13%, 10/19/27(a)	EUR900	1,060,966
3.63%, 08/04/32(a)	EUR1,100	1,291,964
3.88%, 01/21/37, (5-year EURIBOR ICE Swap + 1.30%)(a)(b)	EUR200	229,192
4.38%, 09/21/28(a)	EUR600	720,366
5.25%, 11/28/29(a)	GBP500	683,574
Bayerische Landesbodenkreditanstalt
0.63%, 11/23/26	EUR100	116,104
2.38%, 05/07/30(a)	EUR300	343,798
2.75%, 09/08/33(a)	EUR1,000	1,138,238
2.88%, 02/28/31(a)	EUR980	1,141,563
Bertelsmann SE & Co. KGaA
3.38%, 10/28/33(a)	EUR300	337,060
3.50%, 05/29/29(a)	EUR400	470,759
3.75%, 07/23/34(a)	EUR300	343,297
BMW Canada, Inc., Series AJ, 3.54%, Series AJ, 02/04/30	CAD100	72,929
BMW Finance NV
0.75%, 07/13/26(a)	EUR605	707,781
0.88%, 01/14/32(a)	EUR350	359,360
1.13%, 01/10/28(a)	EUR525	597,661
1.50%, 02/06/29(a)	EUR912	1,024,511
2.63%, 05/20/28(a)	EUR1,400	1,627,031
3.25%, 01/27/32(a)	EUR200	230,689
3.63%, 05/22/35(a)	EUR200	230,678
3.75%, 11/20/34(a)	EUR300	349,889
3.75%, 01/27/36(a)	EUR200	229,529
4.13%, 10/04/33(a)	EUR100	120,074
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Germany (continued)
BMW International Investment BV
3.13%, 08/27/30(a)	EUR100	$116,346
3.38%, 08/27/34(a)	EUR200	227,083
3.50%, 11/17/32(a)	EUR1,150	1,336,866
3.50%, 01/22/33(a)	EUR200	232,014
BMW U.S. Capital LLC, 3.38%, 02/02/34(a)	EUR300	341,076
Brenntag Finance BV
3.38%, 10/02/31(a)	EUR500	573,375
3.88%, 04/24/32(a)	EUR200	235,187
BSK 1818 AG
2.63%, 10/22/32(a)	EUR100	113,232
4.13%, 11/21/28(a)	EUR300	360,593
Commerzbank AG
0.25%, 01/12/32(a)	EUR350	350,490
0.63%, 08/24/27(a)	EUR600	684,456
0.88%, 04/18/28(a)	EUR900	1,016,568
1.13%, 06/22/26(a)	EUR300	351,516
1.25%, 01/09/34	EUR300	305,557
1.50%, 08/28/28(a)	EUR700	797,554
2.25%, 09/01/32(a)	EUR528	588,576
2.50%, 10/10/30(a)	EUR200	229,532
2.63%, 01/15/31(a)	EUR200	230,261
2.75%, 12/20/29(a)	EUR900	1,047,111
2.75%, 01/09/31(a)	EUR1,250	1,446,940
2.88%, 04/16/29	EUR200	234,202
2.88%, 02/27/35(a)	EUR300	340,738
3.00%, 03/13/34(a)	EUR500	577,138
3.13%, 04/20/29(a)	EUR1,222	1,441,776
3.13%, 06/06/30, (3-mo. EURIBOR + 1.10%)(a)(b)	EUR300	348,190
3.13%, 11/26/30, (3-mo. EURIBOR + 0.80%)(a)(b)	EUR200	231,276
3.13%, 09/03/31, (3-mo. EURIBOR + 0.80%)(a)(b)	EUR400	458,304
3.13%, 01/14/33(a)	EUR300	350,672
3.13%, 01/15/36(a)	EUR600	690,924
3.75%, 06/06/34, (3-mo. EURIBOR + 1.43%)(a)(b)	EUR500	578,014
3.88%, 10/15/35, (3-mo. EURIBOR + 1.45%)(a)(b)	EUR200	230,791
3.88%, 09/02/36, (3-mo. EURIBOR + 1.27%)(a)(b)	EUR300	344,247
3.88%, 03/03/37, (3-mo. EURIBOR + 1.20%)(a)(b)	EUR300	341,198
4.00%, 03/30/27(a)	EUR100	118,252
4.00%, 07/16/32, (3-mo. EURIBOR + 1.25%)(a)(b)	EUR200	237,268
4.00%, 01/21/38, (5-year EURIBOR ICE Swap + 1.35%)(a)(b)	EUR100	115,409
4.13%, 02/20/37, (5-year EURIBOR ICE Swap + 1.95%)(a)(b)	EUR200	234,752
4.13%, 06/30/37, (5-year EURIBOR ICE Swap + 1.83%)(a)(b)	EUR200	233,021
4.88%, 10/16/34, (5-year EURIBOR ICE Swap + 2.15%)(a)(b)	EUR100	120,780
5.00%, 10/15/31, (1-day SONIA+ 1.00%)(a)(b)	GBP200	266,712
6.50%, 12/06/32, (5-year EURIBOR ICE Swap + 4.30%)(a)(b)	EUR200	243,616
6.75%, 10/05/33, (5-year EURIBOR ICE Swap + 3.70%)(a)(b)	EUR600	748,695
Security	Par (000)	Value
Germany (continued)
8.63%, 02/28/33, (5-year UK Government Bond + 5.25%)(a)(b)	GBP200	$284,800
Series 1061, 3.63%, Series 1061, 01/14/32, (3-mo. EURIBOR + 1.38%)(a)(b)	EUR200	234,143
Continental AG
2.50%, 08/27/26	EUR450	527,790
2.88%, 06/09/29(a)	EUR200	231,037
3.50%, 10/01/29(a)	EUR1,000	1,176,205
Daimler Truck Finance Canada, Inc.
2.46%, 12/15/26(a)	CAD200	146,849
4.54%, 09/27/29	CAD200	151,031
5.77%, 09/25/28	CAD200	154,601
Daimler Truck International Finance BV
1.63%, 04/06/27(a)	EUR300	347,955
3.00%, 11/27/29(a)	EUR300	348,028
DekaBank Deutsche Girozentrale, 3.25%, 02/08/29(a)	EUR500	589,556
Deutsche Apotheker-Und Aerztebank eG
0.75%, 10/05/27	EUR800	910,027
0.75%, 07/05/28	EUR300	335,660
Deutsche Bahn AG
0.63%, 09/26/28(a)	EUR300	334,194
0.88%, 07/11/31(a)	EUR670	700,847
1.00%, 12/17/27	EUR1,100	1,254,222
1.38%, 04/16/40(a)	EUR550	473,402
1.63%, 08/16/33(a)	EUR300	312,262
1.88%, 05/24/30(a)	EUR300	337,215
2.75%, 03/19/29(a)	EUR300	350,554
3.25%, 05/19/33(a)	EUR700	821,279
3.38%, 04/24/34(a)	EUR500	589,009
3.38%, 01/29/38(a)	EUR1,130	1,279,790
3.63%, 12/18/37(a)	EUR200	233,127
3.88%, 10/13/42(a)	EUR350	407,105
4.00%, 11/23/43(a)	EUR870	1,021,320
Deutsche Bank AG
0.13%, 01/21/30(a)	EUR500	527,179
0.25%, 08/31/28(a)	EUR572	631,288
0.50%, 06/09/26	EUR250	292,944
1.38%, 02/17/32, (3-mo. EURIBOR + 1.50%)(a)(b)	EUR400	420,983
1.75%, 01/17/28(a)	EUR600	686,646
1.75%, 11/19/30, (3-mo. EURIBOR + 2.05%)(a)(b)	EUR500	549,984
2.63%, 08/13/28, (3-mo. EURIBOR + 0.60%)(a)(b)	EUR400	465,570
2.63%, 06/30/37(a)	EUR700	754,277
3.00%, 06/16/29, (3-mo. EURIBOR + 1.05%)(a)(b)	EUR600	697,853
3.00%, 02/07/31, (3-mo. EURIBOR + 0.70%)(a)(b)	EUR300	345,843
3.13%, 05/19/33(a)	EUR800	933,911
3.25%, 05/24/28(a)(b)	EUR600	705,037
3.38%, 02/13/31, (3-mo. EURIBOR + 1.25%)(a)(b)	EUR200	232,045
3.75%, 01/15/30, (3-mo. EURIBOR + 1.25%)(a)(b)	EUR300	355,233
4.00%, 07/12/28(a)(b)	EUR200	236,782
4.00%, 06/24/32(a)(b)	EUR500	588,613
4.13%, 04/04/30, (3-mo. EURIBOR + 1.50%)(a)(b)	EUR800	954,074

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Germany (continued)
4.45%, 05/15/41, (5-year EURIBOR ICE Swap + 1.55%)(a)(b)	EUR300	$344,480
4.50%, 07/12/35, (1-day SONIA + 1.73%)(a)(b)	EUR600	721,254
5.00%, 02/26/29, (1-day SONIA+ 1.14%)(a)(b)	GBP300	405,919
6.13%, 12/12/30, (5-year CMT + 4.38%)(a)(b)	GBP700	973,336
Deutsche Boerse AG
0.13%, 02/22/31(a)	EUR500	508,995
1.50%, 04/04/32(a)	EUR500	530,689
3.75%, 09/28/29(a)	EUR100	119,359
3.88%, 09/28/26(a)	EUR200	235,680
3.88%, 09/28/33(a)	EUR200	240,318
Deutsche EuroShop AG, 4.50%, 10/15/30(a)	EUR400	469,286
Deutsche Kreditbank AG
0.01%, 11/07/29(a)	EUR870	921,595
0.88%, 10/02/28(a)	EUR700	782,810
2.88%, 02/12/31	EUR300	345,314
2.88%, 03/21/36(a)	EUR450	506,768
3.50%, 02/04/41(a)	EUR850	984,051
Series ., 3.25%, Series ., 06/12/45(a)	EUR550	607,700
Deutsche Lufthansa AG
3.75%, 02/11/28(a)	EUR600	707,467
4.00%, 05/21/30(a)	EUR300	357,409
4.13%, 09/03/32(a)	EUR100	118,710
Deutsche Pfandbriefbank AG
0.10%, 01/21/28	EUR1,000	1,115,481
0.63%, 08/30/27	EUR300	341,424
2.63%, 05/30/29(a)	EUR950	1,097,248
2.75%, 01/29/30(a)	EUR1,000	1,155,041
3.00%, 01/25/27(a)	EUR200	234,899
3.25%, 09/01/28(a)	EUR700	802,263
4.38%, 08/28/26(a)	EUR200	234,872
Deutsche Post AG
1.00%, 05/20/32(a)	EUR449	461,274
1.63%, 12/05/28(a)	EUR1,100	1,253,164
3.00%, 03/24/30(a)	EUR200	233,430
3.00%, 11/25/31(a)	EUR100	115,463
3.13%, 06/05/32(a)	EUR600	694,582
3.25%, 12/23/30(a)	EUR125	146,569
3.50%, 03/24/34(a)	EUR100	116,484
3.50%, 03/25/36(a)	EUR400	459,019
3.75%, 12/23/34(a)	EUR150	175,903
3.75%, 11/25/37(a)	EUR200	230,418
4.00%, 03/24/40(a)	EUR450	524,021
Deutsche Telekom AG
1.38%, 07/05/34(a)	EUR500	494,791
1.75%, 03/25/31(a)	EUR350	384,373
1.75%, 12/09/49(a)	EUR794	574,341
2.63%, 12/04/29(a)	EUR200	230,419
3.25%, 06/04/35(a)	EUR300	340,180
3.25%, 03/20/36(a)	EUR200	224,678
3.38%, 04/28/33(a)	EUR200	232,387
3.88%, 04/28/38(a)	EUR300	346,638
Deutsche Telekom International Finance BV
1.50%, 04/03/28(a)	EUR655	747,584
2.25%, 04/13/29(a)	GBP289	367,054
4.50%, 10/28/30(a)	EUR200	248,727
7.63%, 06/15/30	GBP600	895,431
Deutsche Wohnen SE, 1.50%, 04/30/30(a)	EUR700	755,654
Security	Par (000)	Value
Germany (continued)
DVI Deutsche Vermoegens- & Immobilienverwaltungs GmbH, Series ., 4.88%, Series ., 08/21/30(a)	EUR200	$237,800
DZ Bank AG Deutsche Zentral-Genossenschaftsbank Frankfurt Am Main
3.13%, 11/27/31, (3-mo. EURIBOR + 0.70%)(a)(b)	EUR100	115,255
3.92%, 01/02/36, (5-year EURIBOR ICE Swap + 1.65%)(a)(b)	EUR100	116,156
DZ HYP AG
0.01%, 10/27/28(a)	EUR1,175	1,283,768
0.38%, 11/10/34(a)	EUR475	439,782
0.75%, 06/30/27(a)	EUR200	229,299
0.88%, 01/30/29(a)	EUR1,200	1,332,018
0.88%, 01/18/30(a)	EUR600	652,411
0.88%, 04/17/34(a)	EUR250	245,910
2.50%, 08/31/29(a)	EUR900	1,040,554
2.75%, 02/27/32	EUR1,300	1,497,168
3.00%, 02/28/35(a)	EUR100	114,997
3.13%, 08/29/31	EUR400	470,765
3.13%, 02/28/36	EUR800	921,440
Series 1279, 3.00%, Series 1279, 05/31/35(a)	EUR600	686,916
E.ON International Finance BV
1.50%, 07/31/29(a)	EUR1,286	1,432,593
1.63%, 05/30/26(a)	EUR308	361,253
3.00%, 09/03/31(a)	EUR300	346,358
3.50%, 09/03/35(a)	EUR300	343,043
6.13%, 07/06/39(a)	GBP750	996,004
6.25%, 06/03/30(a)	GBP338	479,291
6.38%, 06/07/32	GBP381	542,312
E.ON SE
0.38%, 09/29/27(a)	EUR700	792,687
0.75%, 02/20/28(a)	EUR327	368,568
0.88%, 08/20/31(a)	EUR200	206,342
0.88%, 10/18/34(a)	EUR392	366,432
1.63%, 05/22/29(a)	EUR215	241,467
1.63%, 03/29/31(a)	EUR200	217,087
3.13%, 03/05/30(a)	EUR250	292,691
3.38%, 01/15/31(a)	EUR200	235,723
3.45%, 01/19/34(a)	EUR750	865,101
3.50%, 03/25/32(a)	EUR200	235,685
3.50%, 04/16/33(a)	EUR300	350,095
3.75%, 03/01/29(a)	EUR400	477,434
3.75%, 01/15/36(a)	EUR300	349,684
3.88%, 01/12/35(a)	EUR200	236,654
3.88%, 09/05/38(a)	EUR450	514,981
3.90%, 01/19/38(a)	EUR200	230,734
4.00%, 08/29/33(a)	EUR200	240,307
4.00%, 01/16/40(a)	EUR650	747,887
4.13%, 03/25/44(a)	EUR400	459,418
EnBW Energie Baden-Wuerttemberg AG
1.63%, 08/05/79, (5-year EURIBOR ICE Swap + 1.73%)(a)(b)	EUR800	915,556
4.50%, 07/28/55, (5-year EURIBOR ICE Swap + 1.95%)(a)(b)	EUR200	228,993
4.50%, 02/10/56, (5-year EURIBOR ICE Swap + 1.85%)(a)(b)	EUR100	112,729
Series ., 3.63%, Series ., 02/10/56, (5-year EURIBOR ICE Swap + 1.18%)(a)(b)	EUR200	226,415
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Germany (continued)
EnBW International Finance BV
0.13%, 03/01/28(a)	EUR200	$223,521
0.50%, 03/01/33(a)	EUR792	758,951
1.88%, 10/31/33(a)	EUR150	155,732
3.00%, 05/20/29(a)	EUR300	350,843
3.75%, 11/20/35(a)	EUR550	638,484
4.30%, 05/23/34(a)	EUR550	668,756
6.13%, 07/07/39	EUR880	1,250,933
Eurogrid GmbH
1.11%, 05/15/32(a)	EUR200	201,959
3.28%, 09/05/31(a)	EUR400	461,960
3.72%, 04/27/30(a)	EUR300	355,120
3.73%, 10/18/35(a)	EUR300	344,579
3.92%, 02/01/34(a)	EUR400	470,712
4.06%, 05/28/37(a)	EUR300	348,460
4.17%, 10/16/40(a)	EUR500	569,750
Evonik Industries AG
0.75%, 09/07/28(a)	EUR270	300,965
0.75%, 09/07/28(a)	EUR50	55,734
3.25%, 01/15/30(a)	EUR600	701,834
4.25%, 09/09/55, (5-year EURIBOR ICE Swap + 1.88%)(a)(b)	EUR200	229,496
EWE AG, 0.38%, 10/22/32(a)	EUR300	286,530
Fresenius Medical Care AG
1.25%, 11/29/29(a)	EUR450	491,424
3.25%, 11/24/30(a)	EUR100	115,945
3.75%, 04/08/32(a)	EUR550	646,160
Fresenius SE & Co. KGaA
0.75%, 01/15/28(a)	EUR785	886,438
2.75%, 09/15/29(a)	EUR200	230,083
2.88%, 02/15/29(a)	EUR270	315,481
3.50%, 03/15/34(a)	EUR350	399,687
5.00%, 11/28/29(a)	EUR400	493,763
5.13%, 10/05/30(a)	EUR550	687,530
Gothaer Allgemeine Versicherung AG, Series ., 5.00%, Series ., 06/20/45, (3-mo. EURIBOR + 3.50%)(a)(b)	EUR100	119,423
Grand City Properties SA
1.38%, 08/03/26(a)	EUR300	350,896
1.50%, 02/22/27(a)	EUR100	115,757
2.00%, 10/25/32(a)	EUR300	308,895
4.38%, 01/09/30(a)	EUR100	119,827
Grenke Finance PLC
3.88%, 10/05/28(a)	EUR650	763,498
3.88%, 01/09/31(a)	EUR200	231,452
5.25%, 04/08/30(a)	EUR375	458,253
5.75%, 07/06/29(a)	EUR100	123,366
Hamburg Commercial Bank AG
2.00%, 07/20/27(a)	EUR300	348,180
3.13%, 07/01/26(a)	EUR200	234,985
3.38%, 02/01/28(a)	EUR500	590,341
3.50%, 01/31/30(a)	EUR900	1,053,302
4.50%, 07/24/28(a)	EUR600	718,319
Hamburger Sparkasse AG
2.88%, 02/10/33(a)	EUR1,000	1,154,109
3.00%, 02/28/31(a)	EUR600	701,521
Hannover Rueck SE
1.13%, 04/18/28(a)	EUR300	341,920
1.38%, 06/30/42, (3-mo. EURIBOR + 2.33%)(a)(b)	EUR500	506,267
Security	Par (000)	Value
Germany (continued)
1.75%, 10/08/40, (3-mo. EURIBOR + 3.00%)(a)(b)	EUR500	$539,494
Heidelberg Materials AG
3.38%, 10/17/31(a)	EUR850	1,000,082
3.95%, 07/19/34(a)	EUR850	1,005,096
Heidelberg Materials Finance Luxembourg SA
1.13%, 12/01/27(a)	EUR320	364,740
1.50%, 06/14/27(a)	EUR585	675,578
3.00%, 07/10/30(a)	EUR200	231,297
3.75%, 07/15/36(a)	EUR200	228,266
Henkel AG & Co. KGaA
0.50%, 11/17/32(a)	EUR200	196,112
3.63%, 04/02/31(a)	EUR300	356,672
HOCHTIEF AG
0.63%, 04/26/29(a)	EUR850	924,982
1.25%, 09/03/31(a)	EUR275	284,966
4.00%, 04/15/34(a)	EUR100	116,020
HOWOGE Wohnungsbaugesellschaft mbH
0.63%, 11/01/28(a)	EUR900	988,666
3.88%, 06/05/30(a)	EUR400	474,079
Infineon Technologies AG
1.63%, 06/24/29(a)	EUR400	446,318
2.00%, 06/24/32(a)	EUR100	107,297
2.88%, 02/13/30(a)	EUR300	345,638
3.50%, 02/16/34(a)	EUR200	229,915
3.75%, 02/16/37(a)	EUR200	227,715
ING-DiBa AG
1.00%, 05/23/39(a)	EUR400	341,728
1.25%, 10/09/33(a)	EUR500	511,304
2.75%, 09/09/29(a)	EUR1,300	1,515,750
3.13%, 02/16/36(a)	EUR500	574,903
3.25%, 02/15/28(a)	EUR500	590,347
Investitionsbank Berlin
2.25%, 09/28/29(a)	EUR1,700	1,948,655
2.75%, 10/04/27(a)	EUR400	468,718
3.13%, 03/01/33(a)	EUR500	584,368
Series 214, 0.01%, 04/18/28(a)	EUR200	221,826
Series 240, 2.50%, Series 240, 05/20/30(a)	EUR300	345,431
Series 244, 2.50%, Series 244, 11/12/30(a)	EUR200	229,647
Series 245, 2.75%, Series 245, 03/24/31(a)	EUR1,500	1,738,681
K+S AG, 4.25%, 06/19/29(a)	EUR500	596,572
Knorr-Bremse AG
3.00%, 09/30/29(a)	EUR150	175,139
3.25%, 09/30/32(a)	EUR200	234,333
Kreditanstalt fuer Wiederaufbau
0.00%, 09/17/30(a)	EUR2,700	2,799,873
0.01%, 05/05/27(a)	EUR2,260	2,583,809
0.01%, 12/15/27(a)	EUR1,300	1,460,905
0.01%, 09/15/28(a)	EUR2,650	2,916,022
0.01%, 11/09/28(a)	EUR1,595	1,747,064
0.01%, 06/15/29(a)	EUR1,700	1,831,106
0.01%, 01/10/31(a)	EUR1,990	2,042,354
0.05%, 09/29/34(a)	EUR1,310	1,189,278
0.13%, 12/30/26(a)	GBP200	264,996
0.13%, 01/09/32(a)	EUR2,820	2,821,746
0.38%, 05/20/36(a)	EUR1,000	886,854
0.50%, 09/15/27	EUR1,300	1,480,561
0.63%, 01/07/28	EUR2,251	2,555,055
0.75%, 12/07/27(a)	GBP500	641,647
0.75%, 06/28/28	EUR1,665	1,873,507
0.88%, 07/04/39(a)	EUR1,320	1,131,165

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Germany (continued)
1.13%, 09/15/32(a)	EUR1,620	$1,695,093
1.13%, 03/31/37(a)	EUR1,550	1,456,749
1.13%, 06/15/37(a)	EUR1,750	1,631,212
1.25%, 07/31/26(a)	GBP400	540,711
1.25%, 06/30/27(a)	EUR2,210	2,552,068
1.25%, 07/04/36(a)	EUR940	912,853
1.38%, 07/31/35(a)	EUR970	974,291
2.00%, 02/15/27	AUD200	140,881
2.00%, 11/15/29(a)	EUR1,400	1,598,143
2.13%, 07/31/28(a)	EUR1,900	2,199,488
2.38%, 08/05/27(a)	EUR3,150	3,681,984
2.38%, 04/11/28(a)	EUR4,567	5,322,766
2.38%, 06/29/29(a)	EUR5,300	6,140,329
2.38%, 10/04/29(a)	EUR1,300	1,504,239
2.50%, 10/09/30(a)	EUR1,300	1,502,098
2.50%, 11/15/30(a)	EUR1,100	1,270,258
2.50%, 10/15/31(a)	EUR2,750	3,156,194
2.63%, 04/26/29(a)	EUR2,150	2,510,655
2.63%, 11/15/32(a)	EUR1,300	1,489,649
2.75%, 10/01/27(a)	EUR3,000	3,521,840
2.75%, 05/15/30(a)	EUR1,263	1,476,612
2.75%, 02/14/33(a)	EUR1,560	1,797,356
2.75%, 04/01/33(a)	EUR2,750	3,165,375
2.75%, 01/17/35(a)	EUR2,893	3,286,803
2.88%, 12/28/29(a)	EUR850	998,978
2.88%, 06/30/31(a)	EUR1,697	1,986,754
2.88%, 03/31/32(a)	EUR3,350	3,907,493
2.88%, 06/07/33(a)	EUR1,800	2,085,729
3.00%, 01/04/36(a)	EUR2,300	2,643,364
3.13%, 10/10/28(a)	EUR750	887,320
3.13%, 06/07/30(a)	EUR1,900	2,251,989
3.25%, 03/24/31(a)	EUR1,200	1,429,266
3.75%, 07/30/27(a)	GBP1,200	1,618,611
3.80%, 05/24/28	AUD400	281,678
4.00%, 07/01/31(a)	GBP600	792,834
4.25%, 04/30/30(a)	NOK15,000	1,594,980
4.30%, 07/13/27	AUD1,000	715,076
4.38%, 01/31/28(a)	GBP1,000	1,357,257
4.40%, 07/12/29	AUD500	354,227
4.45%, 01/16/30	AUD1,400	990,086
4.60%, 06/16/31	AUD500	351,735
4.88%, 10/10/28(a)	GBP450	616,612
6.00%, 12/07/28	GBP449	631,944
Landesbank Baden-Wuerttemberg
0.01%, 06/17/26(a)	EUR500	585,365
0.13%, 01/18/30(a)	EUR1,300	1,374,358
0.38%, 02/28/28	EUR1,000	1,115,372
0.38%, 05/07/29(a)	EUR300	322,509
0.38%, 02/21/31(a)	EUR1,200	1,212,860
0.50%, 11/05/29(a)	EUR1,200	1,288,546
1.75%, 02/28/28(a)	EUR1,051	1,210,038
1.75%, 05/10/32(a)	EUR1,100	1,195,489
2.63%, 02/05/29(a)	EUR1,700	1,978,835
2.63%, 02/20/30(a)	EUR1,000	1,157,519
2.75%, 05/07/27(a)	EUR150	175,917
2.75%, 11/19/32(a)	EUR450	515,644
2.75%, 03/06/34	EUR300	341,134
3.00%, 02/16/34(a)	EUR200	231,270
Series 812, 0.01%, 07/16/27(a)	EUR200	227,023
Landesbank Hessen-Thueringen Girozentrale
0.01%, 07/19/27(a)	EUR500	567,517
Security	Par (000)	Value
Germany (continued)
0.88%, 03/20/28(a)	EUR1,200	$1,358,160
2.38%, 05/21/29(a)	EUR700	808,272
2.63%, 07/22/30(a)	EUR500	578,359
2.75%, 01/30/31(a)	EUR600	694,719
2.88%, 02/06/34(a)	EUR600	688,852
3.00%, 03/05/32(a)	EUR1,200	1,371,629
3.50%, 11/28/33(a)	EUR700	804,307
4.50%, 09/15/32, (5-year EURIBOR ICE Swap + 2.75%)(a)(b)	EUR800	944,501
Series H337, 0.01%, 09/26/29	EUR700	745,292
Landesbank Saar, 2.88%, 05/03/30(a)	EUR200	230,109
Landeskreditbank Baden-Wuerttemberg Foerderbank
0.75%, 03/16/32(a)	EUR100	102,223
1.00%, 12/15/26(a)	GBP100	133,403
2.38%, 07/04/30(a)	EUR1,500	1,717,036
2.75%, 02/16/28(a)	EUR400	467,823
4.00%, 10/27/28(a)	GBP100	134,069
4.25%, 10/22/30(a)	GBP200	267,834
Series 5614, 0.01%, Series 5614, 01/20/31(a)	EUR100	101,768
Landwirtschaftliche Rentenbank
0.01%, 07/19/28(a)	EUR650	717,348
0.01%, 12/13/28(a)	EUR400	436,361
0.01%, 11/27/29(a)	EUR1,610	1,708,270
0.01%, 06/30/31(a)	EUR1,020	1,029,222
0.01%, 11/26/40(a)	EUR100	70,146
0.05%, 12/18/29(a)	EUR500	530,095
0.05%, 01/31/31(a)	EUR650	665,488
0.38%, 02/14/28(a)	EUR550	618,563
0.50%, 02/28/29(a)	EUR400	439,786
0.63%, 05/18/27(a)	EUR200	229,718
0.63%, 10/31/36(a)	EUR150	134,329
2.50%, 05/11/32(a)	EUR400	455,494
2.60%, 03/23/27(a)	AUD100	70,590
2.63%, 07/08/32(a)	EUR450	516,052
2.75%, 02/16/32(a)	EUR1,750	2,024,390
2.75%, 01/17/33(a)	EUR794	913,541
3.13%, 03/24/36(a)	EUR1,050	1,215,857
3.25%, 09/06/30(a)	EUR1,150	1,366,970
3.25%, 09/26/33(a)	EUR500	593,075
3.88%, 02/09/29(a)	GBP100	133,656
4.00%, 07/21/31(a)	GBP2,000	2,642,280
4.38%, 01/10/30(a)	GBP200	270,209
4.70%, 07/29/31	AUD300	211,834
4.75%, 05/06/26(a)	AUD200	143,994
LEG Immobilien SE
0.75%, 06/30/31(a)	EUR200	201,268
0.88%, 11/28/27(a)	EUR500	566,973
0.88%, 01/17/29(a)	EUR200	219,410
1.00%, 11/19/32(a)	EUR100	96,964
1.50%, 01/17/34(a)	EUR500	480,345
3.88%, 01/20/35(a)	EUR100	113,086
LFA Foerderbank Bayern
2.63%, 06/12/31	EUR200	230,540
Series 1229, 2.70%, Series 1229, 10/15/27	EUR1,000	1,170,953
Series 224, 3.25%, Series 224, 03/31/27	EUR200	235,762
Mercedes-Benz Finance Canada, Inc., 5.14%, 06/29/26	CAD400	295,661
Mercedes-Benz Group AG
0.75%, 02/08/30(a)	EUR200	214,881
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Germany (continued)
0.75%, 03/11/33(a)	EUR750	$731,975
1.00%, 11/15/27(a)	EUR550	626,511
1.13%, 08/08/34(a)	EUR355	341,912
1.50%, 07/03/29(a)	EUR450	502,371
2.00%, 02/27/31(a)	EUR510	563,164
2.38%, 05/22/30(a)	EUR500	568,395
Mercedes-Benz International Finance BV
2.50%, 09/05/28(a)	EUR975	1,129,957
3.13%, 09/05/31(a)	EUR875	1,009,992
3.25%, 11/15/30(a)	EUR500	584,939
3.25%, 01/10/32(a)	EUR200	231,719
Merck Financial Services GmbH
0.50%, 07/16/28(a)	EUR900	1,002,793
2.38%, 06/15/30(a)	EUR100	113,896
Merck KGaA
2.88%, 06/25/79, (5-year EURIBOR ICE Swap + 2.94%)(a)(b)	EUR100	113,900
3.88%, 08/27/54, (5-year EURIBOR ICE Swap + 1.54%)(a)(b)	EUR300	349,519
Series ., 3.75%, Series ., 11/24/55, (5-year EURIBOR ICE Swap + 1.35%)(a)(b)	EUR500	573,209
MTU Aero Engines AG, 3.88%, 09/18/31(a)	EUR200	238,384
Muenchener Hypothekenbank eG
0.01%, 10/19/39(a)	EUR375	269,316
0.13%, 09/05/35(a)	EUR750	655,952
0.38%, 03/09/29(a)	EUR300	324,744
0.63%, 05/07/27(a)	EUR200	229,829
1.00%, 04/18/39(a)	EUR200	171,692
1.88%, 08/25/32(a)	EUR900	983,266
2.50%, 07/04/28(a)	EUR740	861,252
2.63%, 02/03/31(a)	EUR650	749,291
3.00%, 08/14/30(a)	EUR600	705,118
Series 1943, 0.25%, 05/02/36(a)	EUR500	430,601
Series 2089, 2.75%, Series 2089, 02/09/33(a)	EUR300	344,126
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen
1.00%, 05/26/42, (3-mo. EURIBOR + 2.10%)(a)(b)	EUR600	599,604
1.25%, 05/26/41, (3-mo. EURIBOR + 0.68%)(a)(b)	EUR500	523,404
3.25%, 05/26/49, (3-mo. EURIBOR + 3.40%)(a)(b)	EUR200	231,937
4.25%, 05/26/44, (3-mo. EURIBOR + 2.60%)(a)(b)	EUR500	588,985
Series ., 4.13%, Series ., 05/26/46, (3-mo. EURIBOR + 2.47%)(a)(b)	EUR400	462,424
Norddeutsche Landesbank-Girozentrale
0.75%, 01/18/28(a)	EUR1,144	1,294,418
2.38%, 09/20/29(a)	EUR300	345,392
2.75%, 10/02/28, (3-mo. EURIBOR + 0.63%)(a)(b)	EUR200	232,654
2.88%, 03/19/30(a)	EUR600	700,562
2.88%, 01/13/31(a)	EUR900	1,045,599
2.88%, 02/21/33(a)	EUR100	115,156
3.25%, 02/04/28(a)	EUR500	587,009
3.63%, 09/11/29(a)	EUR700	826,160
4.38%, 12/10/35, (5-year EURIBOR ICE Swap + 2.00%)(a)(b)	EUR500	586,157
Security	Par (000)	Value
Germany (continued)
NRW Bank
0.01%, 10/15/29	EUR170	$180,449
0.01%, 09/23/30	EUR300	309,006
0.01%, 02/03/31	EUR200	203,676
0.10%, 07/09/35	EUR670	588,346
0.38%, 11/17/26(a)	EUR132	153,177
0.50%, 05/11/26(a)	EUR50	58,667
0.50%, 06/17/41(a)	EUR500	367,957
0.63%, 11/11/27	EUR500	567,807
0.88%, 04/12/34	EUR200	196,346
1.20%, 03/28/39	EUR100	88,524
1.63%, 08/03/32(a)	EUR510	549,267
2.63%, 02/06/29(a)	EUR1,150	1,339,073
2.75%, 02/21/28(a)	EUR1,630	1,908,279
2.75%, 02/21/29	EUR500	584,459
2.88%, 07/25/34(a)	EUR100	114,515
3.00%, 05/31/30(a)	EUR1,000	1,175,851
3.00%, 06/04/35(a)	EUR800	917,789
3.00%, 09/24/35(a)	EUR850	973,036
3.63%, 04/23/41(a)	EUR1,000	1,175,763
4.13%, 10/20/28(a)	GBP200	268,980
Series 1W1, 0.13%, Series 1W1, 02/04/30	EUR300	317,503
Robert Bosch GmbH, 4.38%, 06/02/43(a)	EUR600	683,521
Robert Bosch Investment Nederland BV, 4.00%, 05/28/37(a)	EUR300	347,109
RWE AG
0.50%, 11/26/28(a)	EUR700	771,135
1.00%, 11/26/33(a)	EUR400	388,311
3.63%, 01/10/32(a)	EUR100	118,854
4.13%, 02/13/35(a)	EUR100	119,795
4.13%, 06/18/55, (5-year EURIBOR ICE Swap + 1.95%)(a)(b)	EUR400	464,178
Series .., 4.63%, Series .., 06/18/55, (5-year EURIBOR ICE Swap + 2.26%)(a)(b)	EUR200	231,642
Santander Consumer Bank AG, 0.05%, 02/14/30(a)	EUR400	419,153
SAP SE
1.25%, 03/10/28(a)	EUR900	1,024,715
1.63%, 03/10/31(a)	EUR300	327,102
1.75%, 02/22/27(a)	EUR352	410,317
Sartorius Finance BV
4.38%, 09/14/29(a)	EUR200	240,834
4.38%, 09/14/29(a)	EUR100	120,417
4.88%, 09/14/35(a)	EUR400	491,078
Siemens Energy Finance BV, 4.25%, 04/05/29(a)	EUR400	480,292
Siemens Financieringsmaatschappij NV
0.50%, 09/05/34(a)	EUR250	233,763
1.00%, 09/06/27(a)	EUR340	389,612
1.00%, 02/25/30(a)	EUR800	871,374
1.25%, 02/28/31(a)	EUR925	1,002,484
1.25%, 02/25/35(a)	EUR300	292,403
1.75%, 02/28/39(a)	EUR550	504,423
2.63%, 05/27/29(a)	EUR600	696,315
2.88%, 03/10/28(a)	EUR341	400,250
3.00%, 11/22/28(a)	EUR600	705,224
3.13%, 05/22/32(a)	EUR300	348,303
3.13%, 05/22/32(a)	EUR300	348,303
3.13%, 05/27/33(a)	EUR100	115,406
3.38%, 02/22/37(a)	EUR100	112,757

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Germany (continued)
3.50%, 02/24/36(a)	EUR300	$345,875
3.63%, 05/27/36(a)	EUR400	465,944
3.63%, 02/24/43(a)	EUR700	759,556
3.63%, 02/22/44(a)	EUR300	325,400
4.00%, 05/27/45(a)	EUR200	227,214
Sirius Real Estate Ltd., 4.00%, 01/22/32(a)	EUR100	115,242
Sixt SE, 3.25%, 01/22/30(a)	EUR200	232,756
Sparkasse Hannover, 2.75%, 05/24/32(a)	EUR250	286,532
Sparkasse Pforzheim Calw, 2.38%, 08/14/28	EUR200	231,519
Sudzucker International Finance BV, 4.13%, 01/29/32(a)	EUR200	234,750
Symrise AG, 3.25%, 09/24/32(a)	EUR500	574,606
TAG Immobilien AG, 4.25%, 03/04/30(a)	EUR100	119,295
Talanx AG
2.25%, 12/05/47, (3-mo. EURIBOR + 2.45%)(a)(b)	EUR300	344,513
3.75%, 04/09/33(a)	EUR200	237,762
4.00%, 10/25/29(a)	EUR100	120,177
Traton Finance Luxembourg SA
0.75%, 03/24/29(a)	EUR600	652,986
2.88%, 08/26/28(a)	EUR300	347,710
3.13%, 05/12/29(a)	EUR200	231,845
3.75%, 03/27/30(a)	EUR500	587,376
3.75%, 01/14/31(a)	EUR200	234,274
UniCredit Bank GmbH
0.01%, 11/19/27(a)	EUR600	674,055
0.01%, 09/15/28(a)	EUR900	985,808
0.01%, 06/24/30(a)	EUR400	414,603
0.01%, 01/21/36(a)	EUR650	544,190
0.25%, 01/15/32(a)	EUR550	548,444
0.38%, 01/17/33(a)	EUR100	97,239
0.85%, 05/22/34(a)	EUR780	753,159
2.38%, 08/27/29(a)	EUR500	575,380
2.63%, 02/19/30(a)	EUR600	693,581
2.63%, 11/22/30(a)	EUR900	1,036,652
2.63%, 01/14/31(a)	EUR900	1,035,310
3.00%, 05/17/27(a)	EUR450	529,052
Vier Gas Transport GmbH
3.38%, 11/11/31(a)	EUR300	347,120
3.50%, 10/21/30(a)	EUR300	351,280
3.63%, 09/08/33(a)	EUR100	115,417
4.63%, 09/26/32(a)	EUR300	368,047
Viridium Group SARL, 4.38%, 11/16/35(a)	EUR300	333,368
Volkswagen Bank GmbH
2.50%, 07/31/26(a)	EUR500	586,527
3.13%, 10/02/29(a)	EUR300	346,975
3.13%, 12/10/29(a)	EUR300	346,624
3.50%, 06/19/31(a)	EUR300	347,513
3.63%, 10/02/32(a)	EUR200	229,693
3.75%, 12/10/32(a)	EUR300	346,602
Volkswagen Financial Services AG
0.38%, 02/12/30(a)	EUR300	313,578
3.25%, 05/19/27(a)	EUR1,100	1,292,705
3.38%, 04/06/28(a)	EUR300	352,835
3.63%, 05/19/29(a)	EUR500	587,595
3.88%, 09/10/30(a)	EUR700	830,128
3.88%, 11/19/31(a)	EUR200	234,515
Volkswagen Financial Services NV
1.38%, 09/14/28(a)	GBP400	499,412
5.25%, 07/14/31(a)	GBP100	133,525
Security	Par (000)	Value
Germany (continued)
Volkswagen International Finance NV
0.88%, 09/22/28(a)	EUR300	$332,583
2.63%, 11/16/27(a)	EUR500	581,533
3.25%, 11/18/30(a)	EUR300	345,829
3.30%, 03/22/33(a)	EUR900	1,010,446
3.38%, 11/16/26(a)	GBP500	675,305
3.50%, (15-year EUR Swap + 3.06%)(a)(b)(c)	EUR600	667,311
3.75%, (5-year EUR Swap + 2.92%)(a)(b)(c)	EUR600	701,653
3.88%, (9-year EUR Swap + 3.96%)(a)(b)(c)	EUR400	455,583
4.13%, 11/17/31(a)	GBP200	252,564
4.13%, 09/02/35(a)	EUR100	115,771
4.13%, 11/16/38(a)	EUR500	568,341
4.25%, 02/15/28(a)	EUR400	476,729
4.25%, 03/29/29(a)	EUR400	479,554
4.38%, (9-year EUR Swap + 3.36%)(a)(b)(c)	EUR300	335,453
4.63%, (10-year EUR Swap + 3.98%)(a)(b)(c)	EUR600	707,728
5.49%, (5-year EURIBOR ICE Swap + 3.17%)(a)(b)(c)	EUR500	588,447
7.88%, (9-year EUR Swap + 4.78%)(a)(b)(c)	EUR300	392,701
Series ., 5.99%, Series ., (8-year EURIBOR ICE Swap + 3.49%)(a)(b)(c)	EUR300	355,063
Volkswagen Leasing GmbH
0.50%, 01/12/29(a)	EUR400	435,753
0.63%, 07/19/29(a)	EUR700	752,431
3.88%, 10/11/28(a)	EUR300	356,491
4.63%, 03/25/29(a)	EUR200	242,544
4.75%, 09/25/31(a)	EUR500	614,423
Vonovia SE
0.63%, 10/07/27(a)	EUR500	567,041
1.00%, 01/28/41(a)	EUR300	213,433
1.13%, 09/14/34(a)	EUR200	183,958
1.50%, 06/14/41(a)	EUR200	155,007
1.63%, 10/07/39(a)	EUR100	82,077
1.63%, 10/07/39(a)	EUR500	410,386
1.63%, 09/01/51(a)	EUR300	184,249
1.88%, 06/28/28(a)	EUR800	911,232
2.38%, 03/25/32(a)	EUR1,000	1,088,425
3.50%, 11/12/32(a)	EUR200	228,660
4.00%, 11/12/36(a)	EUR300	341,645
4.25%, 04/10/34(a)	EUR200	236,541
4.50%, 11/12/40(a)	EUR300	339,766
5.27%, 09/03/32(a)	AUD400	273,907
5.50%, 01/18/36(a)	GBP100	128,111
5.72%, 09/03/35(a)	AUD300	203,172
VW Credit Canada, Inc.
3.39%, 11/20/28	CAD200	146,091
3.81%, 11/19/30	CAD200	146,087
4.42%, 08/20/29	CAD200	150,002
4.49%, 11/19/29(a)	CAD200	150,422
5.73%, 09/20/28(a)	CAD200	154,080
5.86%, 11/15/27(a)	CAD500	381,127
Wintershall Dea Finance BV
1.33%, 09/25/28(a)	EUR400	444,972
3.83%, 10/03/29(a)	EUR300	351,524
4.36%, 10/03/32(a)	EUR600	704,601
Wirtschafts- und Infrastrukturbank Hessen
0.88%, 06/14/28	EUR200	224,801
2.63%, 02/13/35	EUR600	667,448
3.13%, 01/28/36	EUR1,000	1,152,980
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Germany (continued)
Wuestenrot Bausparkasse AG
2.75%, 06/25/32(a)	EUR800	$917,215
3.00%, 02/03/34(a)	EUR1,000	1,154,954
Series 20, 3.38%, Series 20, 11/28/28(a)	EUR700	830,644
Series 22, 3.38%, Series 22, 05/20/30(a)	EUR500	580,951
Wurth Finance International BV
0.75%, 11/22/27(a)	EUR550	623,867
2.13%, 08/23/30(a)	EUR250	283,916
3.00%, 08/28/31(a)	EUR250	290,353
		422,702,683
Greece — 0.1%
Alpha Bank SA
3.50%, 02/10/33, (1-year EURIBOR ICE Swap + 0.90%)(a)(b)	EUR400	459,939
3.75%, 05/06/32(a)(b)	EUR225	263,142
5.00%, 05/12/30, (1-year EUR Swap + 2.43%)(a)(b)	EUR200	243,223
6.88%, 06/27/29, (1-year EURIBOR ICE Swap + 3.79%)(a)(b)	EUR200	250,702
Eurobank SA
3.38%, 07/17/29, (1-year EURIBOR ICE Swap + 0.75%)(a)(b)	EUR200	233,904
4.00%, 09/24/30, (1-year EUR Swap + 1.80%)(a)(b)	EUR400	473,561
4.88%, 04/30/31, (5-year EURIBOR ICE Swap + 2.17%)(a)(b)	EUR700	853,640
7.00%, 01/26/29, (1-year EUR Swap + 4.42%)(a)(b)	EUR850	1,056,766
National Bank of Greece SA
3.38%, 11/27/32, (6-mo. EURIBOR + 0.90%)(a)(b)	EUR750	863,787
4.50%, 01/29/29, (6-mo. EURIBOR + 1.81%)(a)(b)	EUR1,000	1,195,392
5.88%, 06/28/35, (5-year EURIBOR ICE Swap + 3.15%)(a)(b)	EUR300	371,767
8.00%, 01/03/34, (5-year EURIBOR ICE Swap + 4.65%)(a)(b)	EUR200	255,500
Piraeus Bank SA
3.00%, 12/03/28, (1-year EURIBOR ICE Swap + 1.15%)(a)(b)	EUR225	262,192
4.63%, 07/17/29, (1-year EURIBOR ICE Swap + 1.72%)(a)(b)	EUR400	480,047
5.00%, 04/16/30, (1-year EURIBOR ICE Swap + 2.25%)(a)(b)	EUR200	243,047
6.75%, 12/05/29, (1-year EUR Swap + 3.84%)(a)(b)	EUR100	126,331
		7,632,940
Hong Kong — 0.0%
MTR Corp. Ltd., 5.58%, 01/29/38(a)	AUD300	210,839
Prudential Funding Asia PLC, 6.13%, 12/19/31(a)	GBP250	347,506
		558,345
Hungary — 0.0%
MOL Hungarian Oil & Gas PLC, 1.50%, 10/08/27(a)	EUR300	343,250
MVM Energetika Zrt, 0.88%, 11/18/27(a)	EUR350	395,605
OTP Bank Nyrt
4.25%, 10/16/30, (3-mo. EURIBOR + 1.95%)(a)(b)	EUR500	593,047
Security	Par (000)	Value
Hungary (continued)
4.75%, 06/12/28, (3-mo. EURIBOR + 1.80%)(a)(b)	EUR550	$654,282
OTP Jelzalogbank Zrt, 3.16%, 05/31/32(a)	EUR400	462,800
Raiffeisen Bank zrt, 4.19%, 07/01/31, (3-mo. EURIBOR + 1.95%)(a)(b)	EUR100	117,125
		2,566,109
Iceland — 0.0%
Arion Banki HF, 2.75%, 02/24/31(a)	EUR200	229,081
Islandsbanki HF, 3.75%, 11/11/32(a)	EUR100	114,655
Landsbankinn HF
3.50%, 06/24/30(a)	EUR200	231,625
3.63%, 11/03/32(a)	EUR200	228,237
3.75%, 10/08/29(a)	EUR600	705,344
		1,508,942
Indonesia — 0.0%
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, 1.88%, 11/05/31(a)	EUR500	518,445
Ireland — 0.1%
AIB Group PLC
3.75%, 12/02/36, (5-year EURIBOR ICE Swap + 1.40%)(a)(b)	EUR100	114,911
4.00%, 03/26/36, (1-year EURIBOR ICE Swap + 1.40%)(a)(b)	EUR100	117,334
4.63%, 07/23/29(a)(b)	EUR1,050	1,264,826
4.63%, 05/20/35, (5-year EUR Swap + 1.90%)(a)(b)	EUR200	239,894
5.25%, 10/23/31, (1-year EUR Swap + 2.00%)(a)(b)	EUR950	1,194,250
Bank of Ireland Group PLC
3.63%, 05/19/32, (1-year EURIBOR ICE Swap + 1.27%)(a)(b)	EUR300	352,109
3.63%, 11/10/36, (1-year EURIBOR ICE Swap + 1.05%)(a)(b)	EUR300	341,204
3.88%, 04/02/34, (1-year EURIBOR ICE Swap + 1.00%)(a)(b)	EUR250	293,148
4.00%, 01/12/38, (5-year EURIBOR ICE Swap + 1.35%)(a)(b)	EUR200	231,688
4.88%, 07/16/28, (1-year EUR Swap + 2.05%)(a)(b)	EUR400	479,225
5.00%, 07/04/31, (1-year EURIBOR ICE Swap + 2.05%)(a)(b)	EUR600	744,683
DAA Finance PLC, 1.60%, 11/05/32(a)	EUR650	673,548
Dell Bank International DAC, 3.63%, 06/24/29(a)	EUR200	235,969
ESB Finance DAC
1.75%, 02/07/29(a)	EUR1,050	1,188,372
1.88%, 06/14/31(a)	EUR600	652,387
2.13%, 11/05/33(a)	EUR957	1,002,511
Freshwater Finance PLC
Series A, 4.61%, Series A, 10/17/36(a)	GBP100	116,966
Series A, 5.18%, 04/20/35(a)	GBP100	122,812
GAS Networks Ireland, 3.25%, 09/12/30(a)	EUR300	350,803
Kerry Group Financial Services Unltd Co
0.63%, 09/20/29(a)	EUR300	322,443
0.63%, 09/20/29(a)	EUR100	107,481
0.88%, 12/01/31(a)	EUR500	509,932
3.75%, 09/05/36(a)	EUR200	228,178
Kingspan Securities Ireland DAC, 3.50%, 10/31/31(a)	EUR300	347,647

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Ireland (continued)
Permanent TSB Group Holdings PLC
3.88%, 12/22/35, (5-year EURIBOR ICE Swap + 1.55%)(a)(b)	EUR400	$461,316
4.25%, 07/10/30, (1-year EURIBOR ICE Swap + 1.60%)(a)(b)	EUR650	778,776
Smurfit Kappa Treasury ULC
0.50%, 09/22/29(a)	EUR550	587,347
3.45%, 11/27/32(a)	EUR200	229,922
3.49%, 11/24/31	EUR100	115,751
3.81%, 11/27/36(a)	EUR200	226,475
		13,631,908
Israel — 0.0%
Bank Leumi Le-Israel BM, 3.20%, 01/22/32(a)	EUR1,000	1,158,642
Italy — 0.8%
A2A SpA
1.00%, 07/16/29(a)	EUR950	1,038,812
1.63%, 10/19/27(a)	EUR800	919,767
3.25%, 05/24/32(a)	EUR300	344,932
3.63%, 01/30/35(a)	EUR750	856,967
ACEA SpA
0.25%, 07/28/30(a)	EUR1,550	1,595,934
1.75%, 05/23/28(a)	EUR1,060	1,212,430
Aeroporti di Roma SpA
1.63%, 06/08/27(a)	EUR450	520,144
1.75%, 07/30/31(a)	EUR150	160,046
3.63%, 06/15/32(a)	EUR300	347,613
3.63%, 02/17/34(a)	EUR200	228,442
4.88%, 07/10/33(a)	EUR100	123,937
Alperia SpA, 5.70%, 07/05/28(a)	EUR400	489,485
AMCO - Asset Management Co. SpA
0.75%, 04/20/28(a)	EUR250	280,039
2.25%, 07/17/27(a)	EUR462	536,994
Anima Holding SpA, 1.50%, 04/22/28(a)	EUR200	226,219
ASTM SpA
1.50%, 01/25/30(a)	EUR100	109,214
2.38%, 11/25/33(a)	EUR400	418,276
3.38%, 02/16/32(a)	EUR200	228,783
Autostrade per l'Italia SpA
1.63%, 01/25/28(a)	EUR350	399,575
1.75%, 02/01/27(a)	EUR300	349,280
1.88%, 09/26/29(a)	EUR500	556,628
2.00%, 12/04/28(a)	EUR850	963,967
2.25%, 01/25/32(a)	EUR850	920,771
4.25%, 06/28/32(a)	EUR100	120,104
4.63%, 02/28/36(a)	EUR200	240,897
4.75%, 01/24/31(a)	EUR200	245,818
Banca Monte dei Paschi di Siena SpA
2.63%, 01/22/68(a)	EUR1,000	1,151,703
2.75%, 01/18/69(a)	EUR200	230,305
3.25%, 02/20/32, (3-mo. EURIBOR + 0.90%)(a)(b)	EUR125	144,411
3.50%, 04/23/29(a)	EUR500	593,628
3.50%, 04/23/29	EUR150	178,088
3.50%, 05/28/31, (3-mo. EURIBOR + 1.30%)(a)(b)	EUR200	233,484
3.63%, 11/27/30, (3-mo. EURIBOR + 1.45%)(a)(b)	EUR300	353,469
4.75%, 03/15/29, (3-mo. EURIBOR + 2.05%)(a)(b)	EUR350	420,501
Security	Par (000)	Value
Italy (continued)
Banco BPM SpA
2.75%, 02/25/32(a)	EUR600	$685,703
3.25%, 05/28/31(a)	EUR775	910,102
3.38%, 01/21/30(a)	EUR400	468,416
3.75%, 06/27/28(a)	EUR600	714,872
3.88%, 09/18/26(a)	EUR200	235,876
4.63%, 11/29/27(a)	EUR1,000	1,199,147
4.88%, 01/17/30, (3-mo. EURIBOR + 2.35%)(a)(b)	EUR200	242,805
Banco di Desio e della Brianza SpA, 0.38%, 07/24/26(a)	EUR200	233,767
BPER Banca SpA
0.63%, 10/28/29(a)	EUR400	442,723
4.25%, 02/20/30, (3-mo. EURIBOR + 1.60%)(a)(b)	EUR650	779,311
BPER Banca SPA
2.75%, 05/21/30(a)	EUR450	520,557
4.13%, 06/04/30, (1-year EUR Swap + 1.30%)(a)(b)	EUR300	358,575
CA Auto Bank SPA/Ireland, 2.75%, 01/21/29(a)	EUR300	347,167
CDP Reti SpA, 3.88%, 09/04/31(a)	EUR200	236,452
Coca-Cola HBC Finance BV
0.63%, 11/21/29(a)	EUR550	589,672
1.00%, 05/14/27(a)	EUR400	460,359
3.13%, 11/20/32(a)	EUR300	342,370
3.38%, 10/01/28(a)	EUR200	235,731
3.63%, 10/01/30(a)	EUR200	236,310
4.00%, 10/01/33(a)	EUR150	178,382
Credit Agricole Italia SpA
0.25%, 01/17/28(a)	EUR300	336,173
0.38%, 01/20/32(a)	EUR400	399,558
1.00%, 01/17/45(a)	EUR200	140,673
3.25%, 02/15/34(a)	EUR1,000	1,156,952
3.50%, 01/15/30(a)	EUR400	476,085
3.50%, 07/15/33(a)	EUR300	354,322
Credito Emiliano SpA
3.25%, 04/18/29(a)	EUR400	470,848
4.88%, 03/26/30, (3-mo. EURIBOR + 1.60%)(a)(b)	EUR400	487,076
5.63%, 05/30/29, (3-mo. EURIBOR + 2.50%)(a)(b)	EUR150	183,322
Enel Finance International NV
0.38%, 06/17/27(a)	EUR1,200	1,368,617
0.63%, 05/28/29(a)(d)	EUR450	488,022
0.75%, 06/17/30(a)(d)	EUR700	737,950
1.13%, 10/17/34(a)	EUR216	203,721
1.25%, 01/17/35(a)	EUR800	752,847
2.88%, 04/11/29(a)	GBP550	703,599
3.38%, 07/23/28(a)	EUR200	235,816
3.50%, 02/24/36(a)	EUR200	224,833
3.88%, 01/23/35(a)	EUR200	233,719
4.00%, 02/20/31(a)	EUR400	479,655
4.50%, 02/20/43(a)	EUR300	349,716
5.75%, 09/14/40(a)	GBP830	1,056,219
ENEL Finance International NV
0.88%, 09/28/34(a)	EUR200	183,847
3.00%, 02/24/31(a)	EUR200	230,272
Enel SpA
4.13%, (5-year EURIBOR ICE Swap + 1.66%)(a)(b)(c)	EUR100	114,145
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Italy (continued)
4.25%, (5-year EURIBOR ICE Swap + 2.01%)(a)(b)(c)	EUR300	$349,545
4.50%, (5-year EURIBOR ICE Swap + 2.20%)(a)(b)(c)	EUR200	229,742
6.38%, (5-year EURIBOR ICE Swap + 3.49%)(a)(b)(c)	EUR300	367,499
6.63%, (5-year EUR Swap + 3.77%)(a)(b)(c)	EUR500	638,516
Series .., 4.50%, Series .., (5-year EURIBOR ICE Swap + 1.82%)(a)(b)(c)	EUR200	224,603
Series 6.5Y, 1.38%, (5-year EUR Swap + 1.72%)(a)(b)(c)	EUR1,230	1,401,477
Series 9.5Y, 1.88%, Series 9.5Y, (5-year EUR Swap + 2.01%)(a)(b)(c)	EUR400	423,735
Eni SpA
0.63%, 01/23/30(a)	EUR500	534,204
1.13%, 09/19/28(a)	EUR870	977,781
1.25%, 05/18/26(a)	EUR200	234,625
1.63%, 05/17/28(a)	EUR650	741,587
2.00%, 05/18/31(a)	EUR300	330,673
2.75%, (5-year EUR Swap + 2.77%)(a)(b)(c)	EUR300	331,982
3.88%, 01/15/34(a)	EUR600	708,585
4.13%, (5-year EURIBOR ICE Swap + 1.64%)(a)(b)(c)	EUR300	343,319
4.25%, 05/19/33(a)	EUR650	789,120
4.50%, (5-year EUR Swap + 2.08%)(a)(b)(c)	EUR200	235,303
4.88%, (5-year EUR Swap + 2.40%)(a)(b)(c)	EUR200	235,033
Series NC9, 3.38%, (5-year EUR Swap + 3.64%)(a)(b)(c)	EUR899	1,030,425
ERG SpA, 4.13%, 07/03/30(a)	EUR500	600,942
Esercizi Aeroportuali SEA SpA, 3.50%, 01/22/32(a)	EUR200	232,407
Ferrovie dello Stato Italiane SpA
0.38%, 03/25/28(a)	EUR1,475	1,645,612
3.38%, 06/24/32(a)	EUR100	115,931
Generali
2.12%, 10/01/30(a)	EUR200	221,425
4.13%, 01/14/36(a)	EUR200	230,205
4.14%, 06/18/36(a)	EUR275	316,916
4.16%, 01/03/35(a)	EUR400	463,884
4.25%, 12/14/47, (3-mo. EURIBOR + 4.46%)(a)(b)	EUR200	236,362
5.27%, 09/12/33(a)	EUR500	626,629
5.50%, 10/27/47, (3-mo. EURIBOR + 5.35%)(a)(b)	EUR1,000	1,203,428
5.80%, 07/06/32(a)	EUR400	512,470
Hera SpA
0.25%, 12/03/30(a)	EUR923	940,737
2.50%, 05/25/29(a)	EUR1,050	1,206,869
Iccrea Banca SpA
2.63%, 11/07/31(a)	EUR600	689,251
2.88%, 03/02/33(a)	EUR300	341,545
3.38%, 01/30/30(a)	EUR825	962,364
3.50%, 03/04/32(a)	EUR200	236,558
3.50%, 06/05/34(a)	EUR700	823,757
Immobiliare Grande Distribuzione SIIQ SpA, 4.45%, 11/04/30(a)	EUR100	117,674
Intesa Sanpaolo Assicurazioni SpA
2.38%, 12/22/30(a)	EUR250	273,354
4.22%, 03/05/35(a)	EUR200	231,454
Intesa Sanpaolo SpA
0.75%, 03/16/28(a)	EUR900	1,012,672
Security	Par (000)	Value
Italy (continued)
1.13%, 06/16/27(a)	EUR300	$345,417
1.13%, 10/04/27(a)	EUR500	572,361
1.75%, 07/04/29(a)	EUR525	589,277
2.50%, 01/15/30(a)	GBP500	622,142
2.93%, 10/14/30(a)	EUR800	913,002
3.93%, 09/15/26(a)	EUR200	235,624
4.27%, 11/14/36, (5-year EUR Swap + 1.95%)(a)(b)	EUR950	1,119,599
4.88%, 05/19/30(a)	EUR550	682,138
5.13%, 08/29/31(a)	EUR1,100	1,389,983
5.15%, 06/10/30(a)	GBP500	668,391
5.63%, 03/08/33(a)	EUR319	415,449
6.18%, 02/20/34, (5-year EURIBOR ICE Swap + 3.25%)(a)(b)	EUR200	248,778
Iren SpA
1.00%, 07/01/30(a)	EUR400	424,268
1.50%, 10/24/27(a)	EUR850	976,211
3.88%, 07/22/32(a)	EUR350	414,687
Italgas Reti SpA, 4.38%, 06/06/33(a)	EUR400	484,744
Italgas SpA
0.50%, 02/16/33(a)	EUR100	94,893
0.88%, 04/24/30(a)	EUR530	562,919
2.88%, 03/06/30(a)	EUR500	574,819
3.50%, 03/06/34(a)	EUR200	229,078
3.63%, 04/16/32(a)	EUR175	205,105
4.13%, 06/08/32(a)	EUR100	120,345
Leasys SpA, 3.38%, 01/25/29(a)	EUR900	1,057,576
Mediobanca Banca di Credito Finanziario SpA
0.50%, 10/01/26(a)	EUR100	116,417
1.25%, 11/24/29(a)	EUR600	661,870
2.63%, 08/05/30(a)	EUR700	804,927
2.88%, 02/02/32(a)	EUR800	918,872
3.00%, 01/15/31, (3-mo. EURIBOR + 0.85%)(a)(b)	EUR300	345,454
Nexi SpA
2.13%, 04/30/29(a)	EUR900	1,010,670
3.88%, 05/21/31(a)	EUR200	233,563
Pirelli & C SpA, 3.88%, 07/02/29(a)	EUR450	533,025
Poste Italiane SpA
0.50%, 12/10/28(a)	EUR400	438,969
3.00%, 12/03/30(a)	EUR700	804,395
Prysmian SpA, 3.88%, 11/28/31(a)	EUR300	355,388
RAI-Radiotelevisione Italiana SpA, 4.38%, 07/10/29(a)	EUR200	240,389
Snam SpA
0.01%, 12/07/28(a)	EUR867	938,352
0.75%, 06/20/29(a)	EUR200	217,492
1.25%, 06/20/34(a)	EUR200	192,786
1.38%, 10/25/27(a)	EUR1,160	1,330,482
3.25%, 07/01/32(a)	EUR300	344,780
3.38%, 11/26/31(a)	EUR300	349,246
3.88%, 02/19/34(a)	EUR600	706,481
4.00%, 11/27/29(a)	EUR200	239,828
5.75%, 11/26/36(a)	GBP200	266,015
Terna - Rete Elettrica Nazionale
0.38%, 09/25/30(a)	EUR750	775,234
1.38%, 07/26/27(a)	EUR1,250	1,439,249
2.38%, (5-year EUR Swap + 2.12%)(a)(b)(c)	EUR700	805,210
3.00%, 07/22/31(a)	EUR300	344,814
3.13%, 02/17/32(a)	EUR250	287,452
3.50%, 01/17/31(a)	EUR100	117,854

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Italy (continued)
3.88%, 07/24/33(a)	EUR100	$118,798
3.88%, (5-year EURIBOR ICE Swap + 1.23%)(a)(b)(c)	EUR200	227,688
4.75%, (5-year EURIBOR ICE Swap + 2.14%)(a)(b)(c)	EUR300	357,816
UniCredit SpA
0.85%, 01/19/31(a)	EUR350	365,467
2.88%, 07/15/30, (3-mo. EURIBOR + 0.55%)(a)(b)	EUR700	808,972
3.20%, 09/22/31, (3-mo. EURIBOR + 0.90%)(a)(b)	EUR300	344,745
3.50%, 07/31/30(a)	EUR700	834,487
3.78%, 04/16/32, (3-mo. EURIBOR + 0.95%)(a)(b)	EUR425	498,761
3.80%, 01/16/33, (3-mo. EURIBOR + 1.40%)(a)(b)	EUR900	1,053,355
3.80%, 01/15/36(a)	EUR225	260,092
3.88%, 06/11/28, (3-mo. EURIBOR + 0.85%)(a)(b)	EUR350	414,019
4.00%, 03/05/34(a)	EUR950	1,127,897
4.20%, 06/11/34(a)	EUR200	237,037
4.30%, 01/23/31, (3-mo. EURIBOR + 1.80%)(a)(b)	EUR550	661,502
4.45%, 02/16/29, (3-mo. EURIBOR + 1.60%)(a)(b)	EUR600	717,893
4.60%, 02/14/30, (3-mo. EURIBOR + 1.50%)(a)(b)	EUR850	1,033,502
5.38%, 04/16/34, (5-year EURIBOR ICE Swap + 2.80%)(a)(b)	EUR900	1,098,452
Unipol Assicurazioni SpA
3.25%, 09/23/30(a)	EUR300	353,461
3.50%, 11/29/27(a)	EUR200	236,040
UnipolSai Assicurazioni SpA
3.88%, 03/01/28(a)	EUR200	236,194
4.90%, 05/23/34(a)	EUR300	364,546
		100,013,891
Japan — 0.2%
Asahi Group Holdings Ltd., 3.46%, 04/16/32(a)	EUR400	463,716
East Japan Railway Co.
0.77%, 09/15/34(a)	EUR650	601,832
1.10%, 09/15/39(a)	EUR400	324,913
1.16%, 09/15/28(a)	GBP250	312,584
1.85%, 04/13/33(a)	EUR300	314,916
3.73%, 09/02/37(a)	EUR450	515,515
4.39%, 09/05/43(a)	EUR400	461,527
4.50%, 01/25/36(a)	GBP400	496,401
5.56%, 09/04/54(a)	GBP500	601,552
JT International Financial Services BV
1.00%, 11/26/29(a)	EUR350	378,841
2.75%, 09/28/33(a)	GBP500	562,130
3.63%, 04/11/34(a)	EUR400	456,848
3.87%, 09/04/55, (5-year EURIBOR ICE Swap + 1.53%)(a)(b)	EUR200	227,858
Mitsubishi Corp.
2.75%, 03/03/30(a)	EUR300	344,619
3.38%, 03/03/34(a)	EUR300	340,298
Mitsubishi HC Capital UK PLC, 2.86%, 11/26/28(a)	EUR300	348,567
Mitsubishi UFJ Financial Group, Inc.
0.85%, 07/19/29(a)	EUR400	433,995
Security	Par (000)	Value
Japan (continued)
3.20%, 06/10/31, (3-mo. EURIBOR + 1.04%)(a)(b)	EUR200	$231,715
3.56%, 09/05/32, (3-mo. EURIBOR + 1.12%)(a)(b)	EUR300	350,720
3.86%, 04/22/34, (3-mo. EURIBOR + 0.96%)(a)(b)	EUR400	468,901
3.87%, 06/10/36, (3-mo. EURIBOR + 1.34%)(a)(b)	EUR400	465,913
4.64%, 06/07/31, (3-mo. EURIBOR + 1.60%)(a)(b)	EUR200	244,884
Mitsui Sumitomo Insurance Co. Ltd.
2.90%, 03/05/30(a)	EUR225	259,262
3.46%, 03/05/34(a)	EUR325	372,282
Mizuho Financial Group, Inc.
0.40%, 09/06/29(a)	EUR759	810,138
0.80%, 04/15/30(a)	EUR435	461,496
2.10%, 04/08/32(a)	EUR500	538,105
3.21%, 05/16/32, (3-mo. EURIBOR + 0.79%)(a)(b)	EUR200	230,119
3.30%, 05/13/33, (3-mo. EURIBOR + 1.09%)(a)(b)	EUR200	229,139
3.69%, 08/26/35(a)	EUR200	228,643
3.77%, 08/27/34(a)	EUR200	232,649
3.85%, 05/16/37, (3-mo. EURIBOR + 1.06%)(a)(b)	EUR200	229,402
3.98%, 05/21/34(a)	EUR1,000	1,180,653
Nippon Life Insurance Co.
4.11%, 01/23/55, (5-year EURIBOR ICE Swap + 2.60%)(b)	EUR200	228,082
Series ., 4.17%, Series ., 09/02/55, (5-year EURIBOR ICE Swap + 2.47%)(a)(b)	EUR150	170,846
Nomura Holdings, Inc.
3.46%, 05/28/30(a)	EUR225	262,235
3.67%, 04/06/29(a)	EUR350	411,957
4.22%, 04/08/33(a)	EUR175	206,156
NTT Finance Corp.
0.34%, 03/03/30(a)	EUR500	524,801
0.40%, 12/13/28(a)	EUR500	546,151
2.91%, 03/16/29(a)	EUR300	348,792
3.22%, 03/04/32(a)	EUR225	259,571
3.36%, 03/12/31(a)	EUR1,100	1,285,560
3.62%, 03/04/35(a)	EUR225	258,297
3.68%, 07/16/33(a)	EUR900	1,049,403
3.91%, 03/04/38(a)	EUR225	258,047
4.09%, 07/16/37(a)	EUR700	819,627
ORIX Corp., 3.45%, 10/22/31(a)	EUR600	693,348
SoftBank Corp.
3.94%, 06/30/32(a)	EUR125	146,992
4.47%, 06/30/36(a)	EUR325	382,332
Sumitomo Mitsui Banking Corp.
0.41%, 11/07/29(a)	EUR250	266,839
2.74%, 02/18/30(a)	EUR100	115,420
2.88%, 02/16/31(a)	EUR300	346,840
3.54%, 04/02/30(a)	EUR100	117,944
Sumitomo Mitsui Financial Group, Inc.
1.41%, 06/14/27(a)	EUR650	750,018
1.55%, 06/15/26(a)	EUR247	289,625
3.32%, 10/07/31(a)	EUR250	290,369
3.57%, 05/28/32(a)	EUR1,000	1,164,355
3.96%, 04/02/34, (3-mo. EURIBOR + 1.13%)(a)(b)	EUR400	471,776
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Japan (continued)
Sumitomo Mitsui Trust Bank Ltd., 0.01%, 10/15/27(a)	EUR300	$336,658
Takeda Pharmaceutical Co. Ltd.
0.75%, 07/09/27	EUR100	114,343
1.00%, 07/09/29	EUR700	764,344
1.38%, 07/09/32	EUR200	205,087
1.38%, 07/09/32	EUR200	205,087
2.00%, 07/09/40	EUR200	176,514
2.00%, 07/09/40	EUR200	176,514
3.00%, 11/21/30(a)	EUR350	403,366
Toyota Motor Finance Netherlands BV
2.75%, 01/28/30(a)	EUR250	287,665
3.13%, 04/21/28(a)	EUR300	351,433
3.13%, 07/11/29(a)	EUR100	116,900
3.25%, 04/23/30(a)	EUR500	583,919
4.00%, 04/02/27(a)	EUR100	118,539
4.75%, 10/22/29(a)	GBP100	135,111
		29,360,996
Latvia — 0.0%
Latvenergo A/S, 3.61%, 11/13/30(a)	EUR350	403,792
Lithuania — 0.0%
Ignitis Grupe AB
2.00%, 07/14/27(a)	EUR200	232,302
2.00%, 05/21/30(a)	EUR200	220,770
		453,072
Luxembourg — 0.1%
ArcelorMittal SA
3.25%, 09/30/30(a)	EUR500	578,829
3.50%, 12/13/31(a)	EUR200	232,735
AXA Logistics Europe Master SCA, 3.38%, 05/13/31(a)	EUR100	115,000
Bevco Lux SARL, 1.50%, 09/16/27(a)	EUR500	572,972
Blackstone Property Partners Europe Holdings SARL
1.00%, 05/04/28(a)	EUR200	223,380
1.75%, 03/12/29(a)	EUR700	780,409
3.63%, 10/29/29(a)	EUR200	233,882
4.88%, 04/29/32(a)	GBP300	386,090
CBRE Europe Logistics Partners SCA SICAV-SIF, 3.50%, 09/22/32(a)	EUR100	113,593
CBRE Open-Ended Funds SCA SICAV-SIF
0.50%, 01/27/28(a)	EUR300	336,037
0.90%, 10/12/29(a)	EUR400	429,418
4.75%, 03/27/34(a)	EUR100	120,998
Eurofins Scientific SE
4.00%, 07/06/29(a)	EUR381	453,401
4.75%, 09/06/30(a)	EUR100	121,850
Series ., 3.88%, Series ., 02/05/33(a)	EUR200	231,493
HLD Europe SCA
4.13%, 04/02/30(a)	EUR100	117,438
4.25%, 03/24/32(a)	EUR100	116,452
JAB Holdings BV
1.00%, 12/20/27(a)	EUR500	567,118
2.25%, 12/19/39(a)	EUR600	541,154
4.38%, 04/25/34(a)	EUR300	358,088
5.00%, 06/12/33(a)	EUR100	124,518
Series ., 4.38%, Series ., 05/19/35(a)	EUR200	237,055
Series 11Y, 2.50%, 06/25/29(a)	EUR600	685,345
Logicor Financing SARL
2.75%, 01/15/30(a)	GBP250	307,044
Security	Par (000)	Value
Luxembourg (continued)
3.25%, 11/13/28(a)	EUR410	$479,127
3.25%, 11/13/28(a)	EUR750	876,453
3.75%, 07/14/32(a)	EUR400	458,255
4.25%, 07/18/29(a)	EUR200	238,407
P3 Group SARL
3.38%, 03/22/31(a)	EUR200	229,836
3.75%, 04/02/33(a)	EUR200	227,997
4.00%, 04/19/32(a)	EUR775	906,889
Prologis International Funding II SA
0.88%, 07/09/29(a)	EUR450	488,668
3.13%, 06/01/31(a)	EUR450	516,668
3.70%, 10/07/34(a)	EUR300	344,640
4.38%, 07/01/36(a)	EUR100	119,044
4.63%, 02/21/35(a)	EUR400	487,218
SELP Finance SARL
0.88%, 05/27/29(a)	EUR350	379,813
3.75%, 01/16/32(a)	EUR100	116,522
3.88%, 04/21/31(a)	EUR200	235,028
Stoneweg Ereit Lux Finco SARL
4.13%, 02/22/33(a)	EUR150	172,330
4.25%, 01/30/31(a)	EUR150	175,783
		14,436,977
Mexico — 0.0%
America Movil BV, 3.00%, 09/30/30(a)	EUR700	808,334
America Movil SAB de CV
2.13%, 03/10/28	EUR300	345,324
4.95%, 07/22/33	GBP200	261,645
5.75%, 06/28/30	GBP520	721,899
		2,137,202
Netherlands — 1.0%
ABN AMRO Bank NV
0.38%, 01/14/35(a)	EUR1,000	916,810
0.40%, 09/17/41(a)	EUR400	287,521
0.63%, 01/24/37(a)	EUR500	439,020
1.00%, 04/13/31(a)	EUR1,700	1,810,118
1.00%, 06/02/33(a)	EUR600	584,109
1.13%, 01/12/32(a)	EUR900	948,978
1.13%, 04/23/39(a)	EUR400	348,931
1.25%, 01/10/33(a)	EUR300	312,024
1.38%, 01/12/37(a)	EUR1,600	1,530,788
1.45%, 04/12/38(a)	EUR500	467,332
2.38%, 04/07/28(a)	EUR1,000	1,162,040
2.50%, 10/02/29(a)	EUR500	578,142
2.63%, 01/16/29(a)	EUR300	347,502
2.75%, 06/04/29(a)	EUR200	232,272
2.88%, 07/15/31(a)	EUR500	580,880
3.00%, 02/25/31(a)	EUR200	231,804
3.00%, 10/01/31(a)	EUR200	230,887
3.00%, 06/01/32(a)	EUR200	226,540
3.00%, 09/22/32(a)	EUR300	342,174
3.13%, 01/21/30(a)	EUR300	351,766
3.38%, 04/09/30(a)	EUR300	353,238
3.38%, 08/15/31(a)	CHF300	437,333
3.75%, 01/16/36(a)	EUR400	459,130
3.88%, 01/15/32(a)	EUR100	118,546
4.00%, 01/16/28(a)	EUR600	714,074
4.25%, 02/21/30(a)	EUR700	845,219
4.38%, 07/16/36, (5-year EURIBOR ICE Swap + 1.63%)(a)(b)	EUR200	237,977
4.50%, 11/21/34(a)	EUR400	490,670

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Netherlands (continued)
4.63%, 11/08/30(a)	GBP400	$529,964
4.75%, 10/24/29(a)	GBP400	539,911
5.38%, 12/21/32(a)	GBP200	268,993
5.50%, 09/21/33, (5-year EURIBOR ICE Swap + 2.45%)(a)(b)	EUR1,000	1,215,495
Achmea Bank NV
2.50%, 06/25/30(a)	EUR700	803,557
2.63%, 10/15/27(a)	EUR700	818,356
2.75%, 05/19/32(a)	EUR300	344,282
2.75%, 09/15/32(a)	EUR500	571,658
2.88%, 12/02/33(a)	EUR100	114,179
3.00%, 02/07/34(a)	EUR400	460,692
3.13%, 06/11/36(a)	EUR300	342,859
Achmea BV, 5.63%, 11/02/44, (5-year EURIBOR ICE Swap + 3.85%)(a)(b)	EUR200	250,424
Akzo Nobel NV
2.00%, 03/28/32(a)	EUR500	527,729
3.75%, 09/16/34(a)	EUR100	113,606
4.00%, 03/31/35(a)	EUR200	228,854
4.63%, 03/25/36(a)	EUR250	293,299
Alliander NV
2.63%, 09/09/27(a)	EUR700	816,116
3.00%, 05/06/33(a)	EUR250	282,939
3.25%, 06/13/28(a)	EUR950	1,117,924
3.25%, 04/30/31(a)	EUR200	233,498
3.50%, 05/06/37(a)	EUR200	225,787
3.75%, 04/30/36(a)	EUR200	233,318
4.13%, (5-year EURIBOR ICE Swap + 1.72%)(a)(b)(c)	EUR500	563,076
Amvest RCF Custodian BV, 3.88%, 03/25/30(a)	EUR200	235,194
ASML Holding NV
0.63%, 05/07/29(a)	EUR340	371,789
0.63%, 05/07/29(a)	EUR205	224,167
1.38%, 07/07/26(a)	EUR550	644,209
ASN Bank NV
0.38%, 09/16/41(a)	EUR200	140,460
1.00%, 03/08/28(a)	EUR200	226,495
3.00%, 03/26/31(a)	EUR300	349,266
3.25%, 04/13/33(a)	EUR200	234,867
3.38%, 10/27/32(a)	EUR100	113,946
3.63%, 10/21/31(a)	EUR1,000	1,166,598
3.63%, 04/28/32(a)	EUR200	232,211
4.13%, 11/27/35, (1-year EURIBOR ICE Swap + 1.90%)(a)(b)	EUR200	234,520
ASR Nederland NV, 7.00%, 12/07/43, (5-year EUR Swap + 5.30%)(a)(b)	EUR400	544,648
BNG Bank NV
0.01%, 08/31/28(a)	EUR600	659,810
0.01%, 01/20/31(a)	EUR600	612,216
0.13%, 04/19/33(a)	EUR1,100	1,049,801
0.13%, 07/09/35(a)	EUR1,000	878,720
0.25%, 01/12/32(a)	EUR800	802,405
0.63%, 06/19/27(a)	EUR1,750	2,007,926
0.75%, 01/11/28(a)	EUR250	283,565
0.75%, 01/24/29(a)	EUR390	432,728
0.81%, 06/28/49(a)	EUR400	248,648
0.88%, 10/17/35(a)	EUR800	753,949
0.88%, 10/24/36(a)	EUR546	498,698
1.38%, 10/21/30(a)	EUR200	219,204
1.50%, 07/15/39(a)	EUR584	533,729
Security	Par (000)	Value
Netherlands (continued)
1.60%, 11/27/30(a)	AUD310	$189,029
3.00%, 04/23/30(a)	EUR500	588,321
3.30%, 07/17/28(a)	AUD900	623,697
Cooperatieve Rabobank UA
0.01%, 07/02/30(a)	EUR1,700	1,764,908
0.13%, 12/01/31(a)	EUR1,000	998,721
0.63%, 02/25/33(a)	EUR1,100	1,064,403
0.75%, 03/02/32(a)	EUR1,300	1,338,086
0.75%, 06/21/39(a)	EUR200	164,994
0.88%, 02/08/28(a)	EUR300	339,980
1.25%, 05/31/32(a)	EUR700	738,751
1.38%, 02/03/27(a)	EUR610	708,949
1.50%, 04/26/38(a)	EUR300	281,848
3.11%, 06/07/33(a)	EUR600	700,406
3.20%, 05/06/36(a)	EUR500	578,566
3.30%, 11/22/28(a)	EUR1,100	1,303,138
3.82%, 07/26/34(a)	EUR400	470,844
3.88%, 11/30/32, (5-year EUR Swap + 1.95%)(a)(b)	EUR100	117,949
4.00%, 01/10/30(a)	EUR600	720,013
4.23%, 04/25/29, (3-mo. EURIBOR + 1.15%)(a)(b)	EUR500	598,184
4.23%, 04/25/29, (3-mo. EURIBOR + 1.15%)(a)(b)	EUR100	119,637
4.88%, 04/17/29, (1-year UK Government Bond + 1.00%)(a)(b)	GBP300	406,231
4.88%, 11/01/30, (1-year UK Government Bond + 0.85%)(a)(b)	GBP300	404,543
5.25%, 05/23/41	GBP350	440,122
5.38%, 08/03/60(a)	GBP100	120,332
Cooperatieve Rabobank UA/Australia, 5.05%, 02/26/29	AUD500	357,221
CTP NV
1.25%, 06/21/29(a)	EUR350	383,814
3.38%, 07/19/30(a)	EUR100	115,214
3.63%, 04/13/32(a)	EUR100	114,150
3.88%, 11/21/32(a)	EUR800	920,994
4.75%, 02/05/30(a)	EUR300	363,729
DSM BV
3.00%, 02/25/31(a)	EUR275	316,765
3.38%, 02/25/36(a)	EUR700	785,349
3.63%, 07/02/34(a)	EUR200	231,162
3.75%, 02/25/38(a)	EUR275	312,252
Enexis Holding NV
0.75%, 0, 07/02/31(a)	EUR925	949,443
3.00%, 02/25/32(a)	EUR200	228,152
3.25%, 04/09/33(a)	EUR900	1,036,479
3.38%, 11/13/35(a)	EUR200	226,676
3.63%, 04/09/37(a)	EUR200	229,209
Euronext NV
0.75%, 05/17/31(a)	EUR400	418,515
1.50%, 05/17/41(a)	EUR100	81,988
2.63%, 11/26/28(a)	EUR225	260,716
EXOR NV
0.88%, 01/19/31(a)	EUR200	208,652
1.75%, 01/18/28(a)	EUR450	515,995
3.75%, 02/14/33(a)	EUR400	465,425
3.75%, 11/05/35(a)	EUR100	113,983
Galderma Finance Europe BV, 3.38%, 03/17/31(a)	EUR100	116,440
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Netherlands (continued)
Heineken NV
1.25%, 03/17/27(a)	EUR350	$405,171
1.75%, 05/07/40(a)	EUR700	610,775
2.25%, 03/30/30(a)	EUR550	620,974
2.99%, 07/14/31(a)	EUR200	229,256
3.38%, 02/26/34(a)	EUR225	257,745
3.81%, 07/04/36(a)	EUR200	230,733
3.87%, 10/03/37(a)	EUR200	229,849
3.88%, 02/26/38(a)	EUR225	257,943
4.13%, 03/23/35(a)	EUR600	718,906
4.24%, 11/14/45(a)	EUR200	223,428
IMCD NV
2.13%, 03/31/27(a)	EUR200	232,579
3.63%, 04/30/30(a)	EUR100	116,320
ING Bank NV
0.75%, 02/18/29(a)	EUR1,700	1,879,863
0.88%, 04/11/28(a)	EUR800	904,079
1.00%, 02/17/37(a)	EUR500	454,128
2.50%, 09/02/30(a)	EUR500	573,694
2.63%, 12/01/28(a)	EUR300	347,717
2.75%, 01/10/32(a)	EUR500	575,692
2.75%, 11/25/32(a)	EUR1,200	1,372,888
3.00%, 02/15/33(a)	EUR700	811,641
3.00%, 05/21/34(a)	EUR400	460,385
3.00%, 09/02/35(a)	EUR300	341,613
3.13%, 04/08/31(a)	EUR500	587,580
ING Groep NV
0.25%, 02/18/29(a)(b)	EUR700	778,976
0.25%, 02/01/30(a)(b)	EUR100	107,890
0.25%, 02/01/30, (3-mo. EURIBOR + 0.70%)(a)(b)	EUR600	647,337
1.00%, 11/16/32, (5-year EUR Swap + 1.15%)(a)(b)	EUR1,000	1,135,936
1.13%, 12/07/28, (1-day SONIA+ 0.91%)(a)(b)	GBP700	895,582
2.00%, 09/20/28(a)	EUR500	570,529
2.50%, 11/15/30(a)	EUR700	789,445
2.88%, 11/10/30, (3-mo. EURIBOR + 0.65%)(a)(b)	EUR300	345,331
3.00%, 08/17/31, (3-mo. EURIBOR + 0.92%)(a)(b)	EUR300	344,334
3.13%, 02/10/32, (3-mo. EURIBOR + 0.72%)(a)(b)	EUR400	459,299
3.38%, 11/19/32, (3-mo. EURIBOR + 1.15%)(a)(b)	EUR800	925,703
3.50%, 09/03/30, (3-mo. EURIBOR + 1.10%)(a)(b)	EUR1,100	1,292,962
3.50%, 08/17/36, (3-mo. EURIBOR + 1.20%)(a)(b)	EUR700	790,191
3.75%, 09/03/35, (3-mo. EURIBOR + 1.30%)(a)(b)	EUR500	578,515
3.75%, 02/10/37, (3-mo. EURIBOR + 0.97%)(a)(b)	EUR400	456,701
3.88%, 08/12/29, (3-mo. EURIBOR + 1.72%)(a)(b)	EUR200	237,564
3.88%, 08/20/37, (5-year EURIBOR ICE Swap + 1.50%)(a)(b)	EUR100	115,140
4.00%, 02/12/35, (3-mo. EURIBOR + 1.78%)(a)(b)	EUR700	829,369
4.13%, 05/20/36, (5-year EURIBOR ICE Swap + 1.80%)(a)(b)	EUR600	706,791
Security	Par (000)	Value
Netherlands (continued)
4.25%, 08/26/35, (5-year EUR Swap + 1.78%)(a)(b)	EUR200	$237,373
4.50%, 05/23/29, (3-mo. EURIBOR + 1.60%)(a)(b)	EUR1,500	1,802,088
4.88%, 09/17/32, (1-day SONIA+ 1.25%)(a)(b)	GBP400	530,189
5.00%, 02/20/35(a)(b)	EUR400	486,292
5.25%, 11/14/33, (3-mo. EURIBOR + 2.15%)(a)(b)	EUR300	381,457
6.25%, 05/20/33(a)(b)	GBP600	826,892
JDE Peet's NV, 1.13%, 06/16/33(a)	EUR549	523,303
Koninklijke Ahold Delhaize NV
0.38%, 03/18/30(a)	EUR100	105,709
1.75%, 04/02/27(a)	EUR450	522,823
3.88%, 03/11/36(a)	EUR300	350,499
Koninklijke KPN NV
0.88%, 12/14/32(a)	EUR100	98,430
0.88%, 11/15/33(a)	EUR600	572,360
3.38%, 02/17/35(a)	EUR200	225,523
3.50%, 05/12/34(a)	EUR200	229,959
3.88%, 02/16/36(a)	EUR200	232,363
5.75%, 09/17/29(a)	GBP295	411,508
Koninklijke Philips NV
1.88%, 05/05/27(a)	EUR500	581,657
2.00%, 03/30/30(a)	EUR850	947,470
2.13%, 11/05/29(a)	EUR450	507,458
3.75%, 05/31/32(a)	EUR400	471,096
4.00%, 05/23/35(a)	EUR200	235,475
Lineage Europe Finco BV, 4.13%, 11/26/31	EUR400	463,628
Louis Dreyfus Co. Finance BV
1.63%, 04/28/28(a)	EUR650	738,661
3.50%, 10/22/31(a)	EUR200	230,753
4.00%, 04/21/33(a)	EUR100	116,840
Magnum Icc Finance BV
2.75%, 02/26/29(a)	EUR200	230,957
3.25%, 11/26/31(a)	EUR450	515,310
3.75%, 11/26/34(a)	EUR350	400,972
4.00%, 11/26/37(a)	EUR325	366,742
Nationale-Nederlanden Bank NV Netherlands(The)
0.01%, 07/08/30(a)	EUR1,000	1,032,029
0.05%, 09/24/35(a)	EUR600	515,257
3.00%, 03/21/31(a)	EUR900	1,051,296
Nationale-Nederlanden Bank NV/The Netherlands, 1.00%, 09/25/28(a)	EUR300	335,895
Nederlandse Gasunie NV
1.38%, 10/16/28(a)	EUR750	845,463
3.50%, 04/23/35(a)	EUR200	229,870
3.75%, 01/15/38(a)	EUR200	229,688
3.88%, 05/22/33(a)	EUR920	1,095,867
Nederlandse Waterschapsbank NV
0.25%, 01/19/32(a)	EUR500	501,035
0.50%, 04/29/30(a)	EUR500	533,319
0.63%, 02/06/29(a)	EUR200	220,921
1.00%, 03/01/28(a)	EUR600	681,951
1.25%, 06/07/32(a)	EUR100	105,441
1.50%, 06/15/39(a)	EUR200	182,588
1.63%, 01/29/48(a)	EUR350	275,271
3.45%, 07/17/28(a)	AUD300	208,537
NIBC Bank NV
0.13%, 11/25/30(a)	EUR500	511,250

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Netherlands (continued)
0.13%, 04/21/31(a)	EUR100	$100,753
1.00%, 09/11/28(a)	EUR600	671,258
1.88%, 06/16/27(a)	EUR500	580,080
2.75%, 03/26/29(a)	EUR200	233,200
3.50%, 06/05/30(a)	EUR200	233,503
NN Group NV
4.63%, 01/13/48, (3-mo. EURIBOR + 4.95%)(a)(b)	EUR1,200	1,433,530
5.25%, 03/01/43, (3-mo. EURIBOR + 4.20%)(a)(b)	EUR377	467,889
6.00%, 11/03/43, (3-mo. EURIBOR + 4.00%)(a)(b)	EUR100	129,568
PostNL NV
4.00%, 10/02/30(a)	EUR200	235,042
4.75%, 06/12/31(a)	EUR100	121,299
REWE International Finance BV
2.75%, 07/03/28(a)	EUR200	232,121
3.50%, 07/03/32(a)	EUR100	115,331
Royal Schiphol Group NV
0.88%, 09/08/32(a)	EUR750	743,590
1.50%, 11/05/30(a)	EUR900	976,720
2.00%, 04/06/29(a)	EUR1,100	1,252,290
Sandoz Finance BV
4.50%, 11/17/33(a)	EUR500	610,263
Series ., 4.00%, Series ., 03/26/35(a)	EUR100	117,386
SGS Finance BV
3.13%, 09/10/30(a)	EUR200	231,797
3.75%, 09/10/35(a)	EUR100	115,742
Stedin Holding NV
1.38%, 09/19/28(a)	EUR800	902,350
3.00%, 11/03/32(a)	EUR1,300	1,479,282
3.38%, 02/12/37(a)	EUR700	775,723
4.25%, (5-year EURIBOR ICE Swap + 1.65%)(a)(b)(c)	EUR100	111,735
Tennet Holdings BV, 1.13%, 06/09/41(a)	EUR200	167,935
Tennet Netherlands BV
0.88%, 06/16/35(a)	EUR950	906,825
1.38%, 06/26/29(a)	EUR1,050	1,177,430
1.50%, 06/03/39(a)	EUR944	877,688
2.00%, 06/05/34(a)	EUR900	966,968
2.38%, 05/17/33(a)	EUR200	223,929
3.25%, 04/01/36(a)	EUR400	466,547
4.25%, 04/28/32(a)	EUR100	122,581
4.50%, 10/28/34(a)	EUR850	1,059,614
4.75%, 10/28/42(a)	EUR300	376,342
Universal Music Group NV, 4.00%, 06/13/31(a)	EUR400	474,187
Van Lanschot Kempen NV
0.88%, 02/15/27(a)	EUR200	231,177
2.88%, 04/23/29(a)	EUR500	584,877
Vesteda Finance BV
2.00%, 07/10/26(a)	EUR450	527,422
4.00%, 05/07/32(a)	EUR350	413,998
VIA Outlets BV, 3.50%, 10/29/32(a)	EUR100	112,852
Wolters Kluwer NV
0.75%, 07/03/30(a)	EUR400	420,664
1.50%, 03/22/27(a)	EUR600	695,898
3.00%, 09/25/30(a)	EUR200	229,865
3.38%, 03/20/32(a)	EUR400	460,872
3.75%, 04/03/31(a)	EUR100	118,271
		132,552,498
Security	Par (000)	Value
New Zealand — 0.0%
Air New Zealand Ltd., 5.18%, 09/30/32(a)	AUD300	$204,721
ANZ New Zealand International Ltd., 0.38%, 09/17/29(a)	EUR550	587,280
ASB Bank Ltd.
2.76%, 08/26/31(a)	EUR300	344,673
2.97%, 03/27/30(a)	EUR200	233,008
3.09%, 05/08/30(a)	EUR100	115,970
Bank of New Zealand
0.01%, 06/15/28(a)	EUR400	441,250
3.66%, 07/17/29(a)	EUR300	356,018
3.71%, 12/20/28(a)	EUR1,000	1,193,955
Chorus Ltd., 3.53%, 11/26/32(a)	EUR100	115,079
Contact Energy Ltd.
3.54%, 11/03/32(a)	EUR100	114,709
5.41%, 12/03/31(a)	AUD300	209,944
Fonterra Co-Operative Group Ltd., 5.24%, 05/19/32(a)	AUD200	140,042
Powerco Ltd., 6.43%, 04/28/36	AUD300	215,298
Watercare Services Ltd., 5.20%, 08/20/31	AUD300	212,383
Westpac Securities NZ Ltd./London
0.01%, 06/08/28(a)	EUR300	331,156
2.70%, 07/02/30(a)	EUR300	345,237
		5,160,723
Norway — 0.3%
Aker BP ASA
1.13%, 05/12/29(a)	EUR200	219,231
4.00%, 05/29/32(a)	EUR200	236,162
Avinor A/S, 0.75%, 10/01/30(a)	EUR1,050	1,103,106
DNB Bank ASA
3.00%, 11/29/30, (3-mo. EURIBOR + 1.02%)(a)(b)	EUR900	1,042,971
3.00%, 01/20/32, (3-mo. EURIBOR + 0.53%)(a)(b)	EUR300	347,197
4.00%, 03/14/29, (3-mo. EURIBOR + 0.65%)(a)(b)	EUR700	833,598
4.50%, 07/19/28, (3-mo. EURIBOR + 1.00%)(a)(b)	EUR500	596,817
4.63%, 02/28/33, (1-year EUR Swap + 1.95%)(a)(b)	EUR400	477,901
DNB Boligkreditt A/S
0.01%, 10/08/27(a)	EUR200	225,651
0.01%, 05/12/28(a)	EUR600	665,428
2.38%, 06/10/30	EUR600	686,683
2.63%, 09/27/29	EUR1,100	1,275,339
2.63%, 01/28/30(a)	EUR500	578,852
2.75%, 01/19/32	EUR900	1,036,562
2.88%, 03/12/29(a)	EUR600	702,682
3.13%, 06/05/31(a)	EUR400	470,474
Eika Boligkreditt A/S
0.01%, 03/12/27	EUR200	229,346
0.01%, 03/23/28(a)	EUR500	555,336
2.75%, 05/26/32(a)	EUR300	344,372
2.88%, 03/19/29(a)	EUR400	468,193
3.13%, 04/24/34(a)	EUR200	231,888
3.25%, 03/20/35(a)	EUR500	582,397
Equinor ASA
1.63%, 11/09/36(a)	EUR700	661,788
4.25%, 04/10/41(a)	GBP390	438,061
6.88%, 03/11/31(a)	GBP600	882,256
Moere Boligkreditt AS, 3.00%, 04/21/31	EUR500	583,486
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Norway (continued)
Norsk Hydro ASA
3.63%, 01/23/32(a)	EUR200	$233,955
3.75%, 06/17/33(a)	EUR100	117,183
Public Property Invest A/S
3.25%, 04/21/29(a)	EUR100	115,377
3.88%, 10/16/31(a)	EUR200	228,848
4.13%, 04/21/33(a)	EUR100	113,307
4.38%, 10/01/32(a)	EUR100	116,167
SpareBank 1 Boligkreditt A/S
0.05%, 11/03/28(a)	EUR700	765,622
0.13%, 05/14/26(a)	EUR200	234,615
0.13%, 11/05/29(a)	EUR300	318,972
0.13%, 05/12/31(a)	EUR450	456,450
0.25%, 08/30/26(a)	EUR200	233,122
1.00%, 01/30/29(a)	EUR900	1,002,869
2.38%, 02/13/30(a)	EUR2,000	2,293,540
2.75%, 09/03/29(a)	EUR200	233,154
3.00%, 03/23/32(a)	EUR400	465,574
3.00%, 05/15/34(a)	EUR200	230,348
3.63%, 07/31/28(a)	EUR300	357,450
SpareBank 1 SMN, 0.01%, 02/18/28(a)	EUR700	777,769
SpareBank 1 Sor-Norge ASA
3.75%, 11/23/27(a)	EUR200	237,198
4.88%, 08/24/28(a)	EUR600	728,584
Sparebanken Norge Boligkreditt A/S
0.01%, 01/26/28(a)	EUR500	558,624
2.50%, 09/22/27(a)	EUR200	233,525
2.50%, 10/15/30(a)	EUR600	687,544
2.63%, 02/18/31(a)	EUR300	344,823
2.75%, 06/28/30(a)	EUR400	463,922
2.88%, 04/16/31(a)	EUR700	812,542
3.00%, 07/31/29(a)	EUR500	587,031
SR-Boligkreditt A/S
0.01%, 10/08/26	EUR200	232,243
0.01%, 09/08/28(a)	EUR450	493,661
0.01%, 03/10/31(a)	EUR500	506,968
1.63%, 03/15/28(a)	EUR700	802,902
2.50%, 06/11/30(a)	EUR1,000	1,148,946
2.75%, 02/27/33(a)	EUR600	685,932
Statkraft A/S
1.50%, 03/26/30(a)	EUR1,000	1,093,600
3.75%, 03/22/39(a)	EUR570	654,167
Statnett SF
1.25%, 04/26/30(a)	EUR850	921,086
3.50%, 06/10/37(a)	EUR100	114,677
3.63%, 10/21/38(a)	EUR600	678,200
Storebrand Livsforsikring A/S, 1.88%, 09/30/51, (6-mo. EURIBOR + 2.95%)(a)(b)	EUR200	211,421
Telenor ASA
0.25%, 02/14/28(a)	EUR850	949,558
0.88%, 02/14/35(a)	EUR296	272,497
4.00%, 10/03/30(a)	EUR900	1,083,960
Var Energi ASA
3.88%, 03/12/31(a)	EUR200	234,361
5.50%, 05/04/29(a)	EUR600	738,526
		39,246,597
Poland — 0.0%
Bank Millennium SA, 5.31%, 09/25/29, (3-mo. EURIBOR + 2.95%)(a)(b)	EUR400	483,992
Security	Par (000)	Value
Poland (continued)
Bank Polska Kasa Opieki SA
4.01%, 02/27/36, (3-mo. EURIBOR + 1.55%)(a)(b)	EUR100	$116,390
Series ESN2, 4.00%, Series ESN2, 09/24/30, (3-mo. EURIBOR + 1.80%)(a)(b)	EUR100	118,294
Series ESN3, 3.75%, Series ESN3, 06/04/31, (3-mo. EURIBOR + 1.65%)(a)(b)	EUR100	116,632
Series ESP1, 3.50%, Series ESP1, 09/23/32, (3-mo. EURIBOR + 1.10%)(a)(b)	EUR100	114,905
mBank SA, 3.77%, 03/03/32, (3-mo. EURIBOR + 1.35%)(a)(b)	EUR100	115,190
ORLEN SA, 3.63%, 07/02/32(a)	EUR800	932,047
PKO Bank Hipoteczny SA
2.50%, 06/12/29(a)	EUR400	460,390
3.13%, 04/22/31	EUR500	584,337
Powszechna Kasa Oszczednosci Bank Polski SA
3.63%, 11/20/32, (3-mo. EURIBOR + 1.20%)(a)(b)	EUR100	115,302
3.75%, 05/06/30(a)(b)	EUR200	234,874
4.50%, 06/18/29, (3-mo. EURIBOR + 1.55%)(a)(b)	EUR300	357,605
		3,749,958
Portugal — 0.1%
Banco BPI SA
2.63%, 04/08/31(a)	EUR600	687,848
3.13%, 04/22/32	EUR500	583,492
Banco Comercial Portugues SA
3.13%, 10/21/29, (3-mo. EURIBOR + 0.85%)(a)(b)	EUR800	933,439
4.75%, 03/20/37, (5-year EURIBOR ICE Swap + 2.15%)(a)(b)	EUR200	241,420
Banco Santander Totta SA
1.25%, 09/26/27(a)	EUR600	688,487
2.63%, 02/19/30(a)	EUR600	693,312
3.13%, 04/16/33	EUR500	581,297
3.25%, 02/15/31(a)	EUR1,000	1,179,538
3.38%, 04/19/28(a)	EUR300	354,991
Caixa Economica Montepio Geral Caixa Economica Bancaria SA, 3.50%, 06/25/29, (3-mo. EURIBOR + 1.48%)(a)(b)	EUR100	117,127
Caixa Geral de Depositos SA, 3.00%, 10/07/31, (1-year EURIBOR ICE Swap + 0.65%)(a)(b)	EUR600	689,476
EDP Finance BV, 1.88%, 09/21/29(a)	EUR1,300	1,457,787
EDP Servicios Financieros Espana SA
3.25%, 02/04/32(a)	EUR200	230,588
4.38%, 04/04/32(a)	EUR300	366,040
4.38%, 04/04/32(a)	EUR350	427,047
Fidelidade - Co. De Seguros SA/Portugal, 4.25%, 02/17/46, (5-year EURIBOR ICE Swap + 2.55%)(b)	EUR200	226,014
Novo Banco SA
2.75%, 02/04/30(a)	EUR1,000	1,158,555
3.38%, 01/22/31, (3-mo. EURIBOR + 1.05%)(a)(b)	EUR300	348,152
9.88%, 12/01/33, (5-year EUR Swap + 6.71%)(a)(b)	EUR900	1,187,776

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Portugal (continued)
Ren Finance BV
0.50%, 04/16/29(a)	EUR300	$326,170
1.75%, 01/18/28(a)	EUR100	114,625
		12,593,181
Qatar — 0.0%
QNB Finance Ltd., 3.00%, 09/30/30(a)	EUR650	742,447
Romania — 0.0%
Banca Comerciala Romana SA, 4.00%, 11/25/31, (3-mo. EURIBOR + 1.65%)(a)(b)	EUR200	231,299
Banca Transilvania SA, 4.75%, 05/27/32, (1-year EURIBOR ICE Swap + 1.95%)(a)(b)	EUR500	581,653
NE Property BV
3.38%, 07/14/27(a)	EUR840	983,449
3.88%, 09/30/33(a)	EUR100	114,634
4.25%, 01/21/32(a)	EUR300	355,046
Societatea Nationala de Gaze Naturale ROMGAZ SA
4.63%, 11/04/31(a)	EUR300	349,546
4.75%, 10/07/29(a)	EUR400	477,160
		3,092,787
Saudi Arabia — 0.0%
Gaci First Investment Co.
2.75%, 10/14/28(a)	EUR900	1,038,353
3.38%, 10/14/32(a)	EUR400	456,451
5.63%, 06/11/39(a)	GBP300	391,873
		1,886,677
Singapore — 0.1%
DBS Bank Ltd.
2.43%, 01/03/29(a)	EUR1,050	1,212,652
2.60%, 03/31/28(a)	EUR300	349,674
DBS Bank Ltd/Australia, 5.07%, 02/13/31(a)	AUD300	213,212
Maybank Singapore Ltd., 3.44%, 06/07/27(a)	EUR300	354,148
Standard Chartered Bank Singapore Ltd., 3.32%, 05/28/27(a)	EUR550	648,036
Temasek Financial I Ltd.
0.50%, 11/20/31(a)	EUR850	856,530
1.25%, 11/20/49(a)	EUR800	529,963
3.50%, 02/15/33(a)	EUR400	472,269
United Overseas Bank Ltd.
0.01%, 12/01/27(a)	EUR425	476,175
2.72%, 12/01/30(a)	EUR600	690,992
United Overseas Bank Ltd/Sydney, 5.02%, 01/29/31	AUD400	283,776
		6,087,427
Slovakia — 0.0%
Slovenska Sporitelna A/S
0.13%, 06/12/26(a)	EUR200	234,246
2.75%, 01/30/29(a)	EUR500	581,556
Slovenske Elektrarne A/S, 3.88%, 11/20/32(a)	EUR100	116,136
Tatra Banka A/S, 4.97%, 04/29/30, (3-mo. EURIBOR + 2.10%)(a)(b)	EUR400	482,405
Tatra Banka as, 2.75%, 02/10/31(a)	EUR300	345,546
Vseobecna Uverova Banka A/S
3.00%, 05/20/32(a)	EUR300	344,553
3.25%, 10/14/30	EUR600	704,190
3.25%, 03/20/31(a)	EUR800	936,211
3.50%, 10/13/26(a)	EUR300	353,467
		4,098,310
Security	Par (000)	Value
Slovenia — 0.0%
Nova Ljubljanska Banka dd, 3.50%, 01/21/29, (1-year EURIBOR ICE Swap + 1.15%)(a)(b)	EUR700	$822,037
South Africa — 0.0%
Anglo American Capital PLC
4.13%, 03/15/32(a)	EUR300	357,586
4.75%, 09/21/32(a)	EUR500	615,361
		972,947
South Korea — 0.0%
Hyundai Capital Services, Inc., 2.86%, 01/21/29(a)	EUR100	115,836
KEB Hana Bank, 3.13%, 01/20/31(a)	EUR700	818,284
Kookmin Bank, 2.63%, 09/29/29(a)	EUR500	576,964
		1,511,084
Spain — 0.7%
Abanca Corp. Bancaria SA
4.63%, 12/11/36, (5-year EURIBOR ICE Swap + 2.45%)(a)(b)	EUR400	475,453
5.88%, 04/02/30, (1-year EUR Swap + 2.60%)(a)(b)	EUR500	624,043
8.38%, 09/23/33, (5-year EURIBOR ICE Swap + 5.25%)(a)(b)	EUR500	640,293
Abertis Infraestructuras SA
1.00%, 02/27/27(a)	EUR400	462,909
1.25%, 02/07/28(a)	EUR300	340,501
1.63%, 07/15/29(a)	EUR300	333,515
1.88%, 03/26/32(a)	EUR700	742,884
2.25%, 03/29/29(a)	EUR500	569,658
2.38%, 09/27/27(a)	EUR300	348,487
3.00%, 03/27/31(a)	EUR200	228,651
3.13%, 07/07/30(a)	EUR400	460,573
4.13%, 01/31/28(a)	EUR200	237,962
Acciona Energia Financiacion Filiales SA, 5.13%, 04/23/31(a)	EUR500	617,004
Aena SME SA
3.50%, 01/22/36(a)	EUR200	227,450
4.25%, 10/13/30(a)	EUR800	970,397
Amadeus IT Group SA
3.38%, 03/25/30(a)	EUR100	116,448
3.50%, 03/21/29(a)	EUR900	1,060,136
Banco Bilbao Vizcaya Argentaria SA
0.88%, 01/14/29, (3-mo. EURIBOR + 0.82%)(a)(b)	EUR1,300	1,470,959
3.13%, 07/17/27(a)	EUR500	588,512
3.13%, 07/15/30(a)	EUR300	348,332
3.50%, 02/10/27(a)	EUR600	707,358
3.75%, 08/26/35(a)	EUR300	347,098
3.75%, 01/15/36(a)	EUR600	686,576
3.88%, 01/15/34(a)	EUR400	476,982
4.00%, 02/25/37, (5-year EURIBOR ICE Swap + 1.65%)(a)(b)	EUR900	1,047,034
4.88%, 02/08/36, (5-year EURIBOR ICE Swap + 2.40%)(a)(b)	EUR500	607,400
Banco de Credito Social Cooperativo SA, 7.50%, 09/14/29, (1-year EURIBOR ICE Swap + 4.27%)(a)(b)	EUR800	1,022,042
Banco de Sabadell SA
0.13%, 02/10/28(a)	EUR400	447,032
1.00%, 04/26/27(a)	EUR400	461,505
2.88%, 11/30/32(a)	EUR500	575,686
3.25%, 06/05/34(a)	EUR500	581,977
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Spain (continued)
3.50%, 05/27/31, (1-year EURIBOR ICE Swap + 1.25%)(a)(b)	EUR200	$234,100
4.00%, 01/15/30, (1-year EUR Swap + 1.60%)(a)(b)	EUR1,200	1,431,820
5.00%, 06/07/29, (1-year EUR Swap + 2.00%)(a)(b)	EUR200	242,998
5.13%, 06/27/34, (5-year EURIBOR ICE Swap + 2.40%)(a)(b)	EUR300	363,933
6.00%, 08/16/33, (5-year EUR Swap + 3.15%)(a)(b)	EUR200	244,547
Banco Santander SA
0.10%, 02/27/32	EUR500	492,871
0.13%, 06/04/30(a)	EUR500	521,438
0.25%, 07/10/29(a)	EUR300	323,386
0.63%, 06/24/29, (1-year EUR Swap + 0.78%)(a)(b)	EUR1,000	1,109,185
0.88%, 05/09/31(a)	EUR600	631,953
1.13%, 10/25/28(a)	EUR800	899,047
1.63%, 10/22/30(a)	EUR600	648,427
2.00%, 11/27/34(a)	EUR100	105,951
2.13%, 02/08/28(a)	EUR700	804,836
2.38%, 09/08/27(a)	EUR600	699,785
2.50%, 05/13/30(a)	EUR500	574,949
2.63%, 02/23/31(a)	EUR600	690,106
2.88%, 04/28/31	EUR400	464,906
3.00%, 02/23/36(a)	EUR700	794,374
3.25%, 04/02/29, (1-year EURIBOR ICE Swap + 1.00%)(a)(b)	EUR700	820,873
3.25%, 05/27/32(a)	EUR400	462,029
3.50%, 01/09/30, (1-year EUR Swap + 1.15%)(a)(b)	EUR100	117,874
3.50%, 10/02/32(a)	EUR400	463,609
3.50%, 02/17/35(a)	EUR600	682,391
3.75%, 01/09/34(a)	EUR700	823,533
3.75%, 01/12/36(a)	EUR300	348,465
3.88%, 01/16/28(a)	EUR500	594,801
3.88%, 04/22/29(a)	EUR400	476,418
4.13%, 04/22/34(a)	EUR200	239,673
4.25%, 06/12/30(a)	EUR400	484,214
4.25%, 04/22/38, (5-year EURIBOR ICE Swap + 1.35%)(a)(b)	EUR800	939,499
4.63%, 11/17/30(a)	GBP600	796,979
4.75%, 08/30/28, (1-year UK Government Bond + 2.50%)(a)(b)	GBP700	947,679
4.88%, 10/18/31(a)	EUR400	497,366
5.00%, 04/22/34, (5-year EURIBOR ICE Swap + 2.50%)(a)(b)	EUR500	604,456
5.22%, 01/20/31(a)	AUD200	140,989
5.38%, 01/17/31(a)	GBP700	956,122
5.50%, 04/28/33(a)(b)	GBP400	537,872
Series ., 2.38%, Series ., 07/14/29(a)	EUR800	921,914
Series ., 2.88%, Series ., 07/14/33(a)	EUR600	687,371
Bankinter SA
0.63%, 10/06/27(a)	EUR1,000	1,134,464
1.25%, 12/23/32, (5-year EUR Swap + 1.45%)(a)(b)	EUR200	228,325
3.05%, 05/29/28(a)	EUR400	469,469
3.63%, 02/04/33(a)(b)	EUR500	580,827
Series ., 3.25%, Series ., 11/03/33, (1-year EURIBOR ICE Swap + 0.80%)(a)(b)	EUR100	114,103
Security	Par (000)	Value
Spain (continued)
CaixaBank SA
0.75%, 07/09/26(a)	EUR200	$234,057
0.75%, 05/26/28, (3-mo. EURIBOR + 1.00%)(a)(b)	EUR1,400	1,604,323
1.00%, 01/17/28(a)	EUR600	681,466
1.63%, 07/14/32(a)	EUR300	321,795
3.38%, 06/26/35(a)	EUR300	340,920
3.63%, 09/19/32, (3-mo. EURIBOR + 1.30%)(a)(b)	EUR700	820,049
3.75%, 01/27/36, (3-mo. EURIBOR + 1.35%)(a)(b)	EUR400	460,993
3.88%, 01/20/37, (3-mo. EURIBOR + 1.08%)(a)(b)	EUR400	461,543
3.88%, 05/14/38, (5-year EURIBOR ICE Swap + 1.45%)(a)(b)	EUR300	344,056
4.00%, 03/05/37, (5-year EURIBOR ICE Swap + 1.75%)(a)(b)	EUR300	349,375
4.13%, 02/09/32, (3-mo. EURIBOR + 1.50%)(a)(b)	EUR700	840,076
4.13%, 03/24/36	EUR300	372,264
4.25%, 09/06/30(a)	EUR700	850,291
4.38%, 11/29/33(a)	EUR300	368,896
4.38%, 08/08/36, (5-year EURIBOR ICE Swap + 1.95%)(a)(b)	EUR300	357,167
4.75%, 11/29/31, (1-year UK Government Bond + 0.98%)(a)(b)	GBP100	132,628
5.13%, 07/19/34, (3-mo. EURIBOR + 1.95%)(a)(b)	EUR200	253,251
6.13%, 05/30/34, (5-year EUR Swap + 3.00%)(a)(b)	EUR600	745,888
6.25%, 02/23/33, (5-year EUR Swap + 3.55%)(a)(b)	EUR100	122,007
Caja Rural de Navarra SCC, 3.00%, 04/23/33(a)	EUR300	344,151
Cellnex Finance Co. SA
1.00%, 09/15/27(a)	EUR500	571,203
1.25%, 01/15/29(a)	EUR1,200	1,333,934
2.00%, 02/15/33(a)	EUR600	621,349
3.00%, 01/19/31(a)	EUR200	227,956
3.50%, 05/22/32(a)	EUR400	460,530
3.63%, 01/24/29(a)	EUR200	236,438
3.88%, 01/19/36(a)	EUR200	226,866
Cepsa Finance SA, 0.75%, 02/12/28(a)	EUR1,200	1,346,680
Colonial SFL Socimi SA
0.75%, 06/22/29(a)	EUR600	652,835
1.35%, 10/14/28(a)	EUR900	1,015,740
1.50%, 06/05/27(a)	EUR500	578,079
3.13%, 09/23/31(a)	EUR200	227,000
3.88%, 04/08/31(a)	EUR200	235,491
Criteria Caixa SA, 3.25%, 02/25/31(a)	EUR700	807,945
El Corte Ingles SA
3.50%, 07/24/33(a)	EUR200	226,680
4.25%, 06/26/31(a)	EUR200	240,503
Enagas Financiaciones SA, 0.38%, 11/05/32(a)	EUR500	472,809
FCC Aqualia SA, 2.63%, 06/08/27(a)	EUR350	409,074
FCC Servicios Medio Ambiente Holding SA
1.66%, 12/04/26(a)	EUR350	407,728
3.72%, 10/08/31(a)	EUR300	346,564
Ferrovial Emisiones SA
0.54%, 11/12/28(a)	EUR800	880,331

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Spain (continued)
1.38%, 05/14/26(a)	EUR300	$351,997
Ibercaja Banco SA, 3.13%, 08/10/31, (1-year EURIBOR ICE Swap + 0.70%)(a)(b)	EUR200	230,113
Iberdrola Finanzas SA
1.38%, 03/11/32(a)	EUR200	209,577
1.58%, (5-year EUR Swap + 1.68%)(a)(b)(c)	EUR1,200	1,366,054
1.62%, 11/29/29(a)	EUR200	222,971
3.38%, 11/22/32(a)	EUR500	582,574
3.38%, 09/30/35(a)	EUR200	226,644
3.50%, 05/16/35(a)	EUR400	459,071
3.63%, 07/13/33(a)	EUR700	825,537
3.63%, 07/18/34(a)	EUR400	468,147
3.75%, (5-year EURIBOR ICE Swap + 1.36%)(a)(b)(c)	EUR400	457,721
3.95%, (5-year EURIBOR ICE Swap + 1.42%)(a)(b)(c)	EUR200	228,627
5.25%, 10/31/36(a)	GBP500	647,486
Iberdrola International BV
Series NC8, 2.25%, (5-year EUR Swap + 2.57%)(a)(b)(c)	EUR300	336,087
Series NC9, 1.83%, (5-year EUR Swap + 2.05%)(a)(b)(c)	EUR300	327,969
Mapfre SA, 3.63%, 01/20/36(a)	EUR400	458,576
Merlin Properties Socimi SA, 3.50%, 09/04/33(a)	EUR300	339,807
Merlin Properties SOCIMI SA, 1.88%, 12/04/34(a)	EUR200	194,810
Naturgy Finance Iberia SA
0.75%, 11/28/29(a)	EUR500	537,822
3.63%, 10/02/34(a)	EUR300	343,374
3.88%, 05/21/35(a)	EUR200	231,116
Nortegas Energia Grupo SL, 4.13%, 01/21/33(a)	EUR100	114,940
Programa Cedulas TDA Fondo de Titulizacion de Activos
4.25%, 03/28/27	EUR300	356,308
Series A6, 4.25%, 04/10/31	EUR1,400	1,719,596
Red Electrica Financiaciones SA, 3.00%, 01/17/34(a)	EUR200	223,533
Redeia Corp. SA
3.38%, 07/09/32(a)	EUR500	576,948
4.38%, (5-year EURIBOR ICE Swap + 1.51%)(a)(b)(c)	EUR200	234,909
Redexis SA, 4.38%, 05/30/31(a)	EUR300	355,948
Repsol Europe Finance SARL
0.88%, 07/06/33(a)	EUR800	775,965
3.63%, 09/05/34(a)	EUR300	347,532
4.20%, (5-year EURIBOR ICE Swap + 1.75%)(a)(b)(c)	EUR200	229,441
Repsol International Finance BV, 0.25%, 08/02/27(a)	EUR600	681,734
Santander Consumer Finance SA
0.50%, 01/14/27(a)	EUR800	924,667
3.75%, 01/17/29(a)	EUR1,100	1,309,654
Telefonica Emisiones SA
1.20%, 08/21/27(a)	EUR600	689,387
1.72%, 01/12/28(a)	EUR600	689,816
1.79%, 03/12/29(a)	EUR200	226,025
1.81%, 05/21/32(a)	EUR800	840,953
1.96%, 07/01/39(a)	EUR325	283,995
2.32%, 10/17/28(a)	EUR400	461,973
Security	Par (000)	Value
Spain (continued)
2.93%, 10/17/29(a)	EUR400	$464,647
3.70%, 01/24/32(a)	EUR1,200	1,406,692
3.71%, 05/02/33(a)	EUR100	115,705
3.72%, 01/23/34(a)	EUR300	343,915
3.94%, 06/25/35(a)	EUR300	345,448
4.06%, 01/24/36(a)	EUR400	460,990
4.18%, 11/21/33(a)	EUR100	118,702
5.45%, 10/08/29(a)	GBP300	409,878
Unicaja Banco SA
0.25%, 09/25/29(a)	EUR700	747,554
3.50%, 06/30/31, (1-year EURIBOR ICE Swap + 1.35%)(a)(b)	EUR400	464,813
5.50%, 06/22/34, (5-year EUR Swap + 2.80%)(a)(b)	EUR500	608,322
Werfen SA/Spain
3.63%, 02/12/32(a)	EUR200	231,358
4.25%, 05/03/30(a)	EUR100	119,805
		91,632,948
Supranational — 0.4%
African Development Bank, 4.60%, 01/22/31	AUD1,000	704,594
Asian Development Bank
1.40%, 02/06/37	EUR200	192,377
2.55%, 01/10/31	EUR500	576,912
4.00%, 07/01/31	GBP900	1,188,822
4.50%, 06/20/30	AUD1,160	816,531
4.70%, 07/16/31	AUD1,500	1,059,190
5.13%, 10/24/28	GBP1,000	1,377,752
Asian Infrastructure Investment Bank(The)
2.25%, 03/05/29	EUR500	577,923
4.00%, 07/22/27(a)	GBP1,000	1,352,852
Council of Europe Development Bank
0.01%, 01/20/31(a)	EUR800	816,182
0.75%, 01/24/28(a)	EUR200	226,661
2.63%, 01/11/34(a)	EUR500	565,457
2.88%, 04/13/30(a)	EUR1,200	1,403,578
Council Of Europe Development Bank, 3.00%, 04/16/33	EUR1,000	1,165,868
European Financial Stability Facility
0.88%, 09/05/28(a)	EUR850	954,773
2.38%, 02/02/29(a)	EUR1,000	1,159,379
3.00%, 12/15/28(a)	EUR1,700	2,003,873
3.38%, 08/30/38(a)	EUR1,600	1,855,897
European Investment Bank
2.75%, 07/30/30(a)	EUR1,450	1,695,452
2.75%, 01/16/34(a)	EUR1,986	2,272,874
3.00%, 11/15/28(a)	EUR1,600	1,887,921
3.00%, 07/15/33(a)	EUR1,680	1,961,391
3.88%, 04/12/28(a)	GBP600	806,822
4.20%, 08/21/28	AUD1,000	708,488
4.88%, 12/16/30(a)	GBP500	687,988
European Stability Mechanism
3.00%, 03/15/28(a)	EUR1,000	1,178,957
3.00%, 08/23/33(a)	EUR1,348	1,573,789
European Union, 3.38%, 10/04/38(a)	EUR5,736	6,541,694
Inter-American Development Bank
0.50%, 09/15/26	GBP300	402,959
4.00%, 12/17/29	GBP357	476,611
4.70%, 10/03/30(a)	AUD400	284,131
International Bank for Reconstruction & Development
0.01%, 04/24/28	EUR300	333,434
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Supranational (continued)
0.10%, 09/17/35	EUR900	$788,142
1.20%, 08/08/34	EUR1,000	1,008,891
3.00%, 07/23/35	EUR2,200	2,529,142
3.10%, 04/14/38	EUR450	509,656
3.45%, 09/13/38	EUR850	994,886
4.88%, 08/15/30	GBP500	687,556
International Development Association
3.20%, 01/18/44(a)	EUR500	543,219
3.63%, 10/28/50(a)	EUR1,400	1,581,490
International Finance Corp.
4.45%, 01/17/30(a)	AUD300	211,850
4.50%, 10/02/28	GBP900	1,221,845
Nordic Investment Bank
2.50%, 01/30/30(a)	EUR300	346,492
2.63%, 01/24/31(a)	EUR430	497,416
		49,731,717
Sweden — 0.7%
Akelius Residential Property AB, 3.95%, 03/25/31(a)	EUR300	348,588
Akelius Residential Property Financing BV
0.75%, 02/22/30(a)	EUR200	208,923
1.00%, 01/17/28(a)	EUR400	450,766
Alfa Laval Treasury International AB, 1.38%, 02/18/29(a)	EUR300	334,859
Assa Abloy AB
3.37%, 09/09/32(a)	EUR200	231,432
4.13%, 09/13/35(a)	EUR200	240,252
Atlas Copco Finance DAC, 3.50%, 04/01/35(a)	EUR200	230,694
Autoliv, Inc., 3.00%, 10/29/30(a)	EUR300	342,827
Balder Finland OYJ
1.00%, 01/20/29(a)	EUR200	218,582
2.00%, 01/18/31(a)	EUR400	429,625
Castellum Helsinki Finance Holding Abp, 0.88%, 09/17/29(a)	EUR400	438,658
Danske Hypotek AB, 3.50%, 12/20/28(a)	SEK8,000	880,048
Ellevio AB, 3.75%, 05/14/35(a)	EUR200	231,936
EQT AB, 2.88%, 04/06/32(a)	EUR300	329,326
Essity AB, 0.25%, 02/08/31(a)	EUR650	656,694
Essity Capital BV, 0.25%, 09/15/29(a)	EUR550	586,060
Fastighets AB Balder
1.13%, 01/29/27(a)	EUR250	288,915
1.25%, 01/28/28(a)	EUR100	113,111
4.00%, 03/04/33(a)	EUR250	285,109
H & M Hennes & Mauritz AB, 3.40%, 10/31/33(a)	EUR700	794,116
H&M Finance BV, 0.25%, 08/25/29(a)	EUR150	158,722
Heimstaden Bostad AB
3.75%, 10/02/30(a)	EUR350	404,288
3.75%, 03/10/31(a)	EUR100	114,660
3.88%, 11/05/29(a)	EUR100	117,467
Heimstaden Bostad Treasury BV
1.00%, 04/13/28(a)	EUR1,600	1,788,624
1.38%, 03/03/27	EUR300	346,667
1.63%, 10/13/31(a)	EUR400	408,736
Hemso Fastighets AB, 4.20%, 02/18/58, (5-year EURIBOR ICE Swap + 1.58%)(a)(b)	EUR100	114,970
Hemso Treasury OYJ, 0.01%, 01/19/28(a)	EUR420	465,830
Investor AB
1.50%, 09/12/30(a)	EUR850	924,331
1.50%, 06/20/39(a)	EUR300	263,178
4.00%, 03/31/38(a)	EUR300	354,854
Security	Par (000)	Value
Sweden (continued)
Landshypotek Bank AB, 2.59%, 12/16/30(a)	SEK2,000	$211,573
Lansforsakringar Bank AB
3.38%, 05/06/31	EUR175	205,001
3.75%, 01/17/29(a)	EUR400	475,477
Lansforsakringar Hypotek AB
0.01%, 09/27/28(a)	EUR1,000	1,095,965
0.50%, 09/20/28(a)	SEK6,000	615,425
2.75%, 03/25/30(a)	EUR1,000	1,161,395
3.00%, 09/19/29(a)	SEK18,000	1,952,278
3.13%, 05/03/30(a)	EUR1,000	1,177,852
Series 519, 1.50%, 09/16/26(a)	SEK6,000	648,360
Molnlycke Holding AB
4.25%, 09/08/28(a)	EUR500	598,181
4.25%, 06/11/34(a)	EUR400	476,004
Nordea Hypotek AB
0.50%, 09/16/26(a)	SEK4,000	430,696
3.50%, 09/20/28(a)	SEK24,000	2,638,456
Series 5537, 1.00%, Series 5537, 06/16/27(a)	SEK18,000	1,916,752
Series 5539, 3.50%, Series 5539, 10/26/29(a)	SEK10,000	1,101,694
Sagax AB
3.38%, 01/26/31(a)	EUR100	114,256
4.00%, 03/13/32(a)	EUR100	116,685
4.38%, 05/29/30(a)	EUR100	119,464
Sagax Euro Mtn NL BV, 0.75%, 01/26/28(a)	EUR700	785,822
Sandvik AB, 0.38%, 11/25/28(a)	EUR900	986,246
SBAB Bank AB
2.75%, 04/22/31(a)	EUR400	456,724
3.38%, 05/21/31, (3-mo. EURIBOR + 1.10%)(a)(b)	EUR600	698,077
Securitas AB
0.25%, 02/22/28(a)	EUR550	612,740
3.38%, 05/20/32(a)	EUR100	115,532
Skandinaviska Enskilda Banken AB
0.38%, 06/21/28(a)	EUR1,150	1,272,726
0.63%, 11/12/29(a)	EUR400	427,130
0.75%, 06/28/27(a)	EUR500	573,273
0.75%, 11/15/27(a)	EUR700	795,749
1.00%, 12/19/29(a)	SEK4,000	403,571
2.38%, 05/08/30(a)	EUR500	572,551
3.00%, 11/06/28(a)	SEK2,000	217,339
3.00%, 12/06/29(a)	SEK30,000	3,251,401
3.13%, 11/05/31(a)	EUR450	519,163
3.20%, 09/30/33(a)	EUR275	316,446
3.25%, 05/04/28(a)	EUR900	1,063,440
3.38%, 05/07/31	EUR400	469,891
3.38%, 02/10/33(a)	EUR200	230,255
3.50%, 08/14/35(a)	EUR300	343,169
3.88%, 05/09/28(a)	EUR750	893,948
4.50%, 11/27/34, (5-year EURIBOR ICE Swap + 1.80%)(a)(b)	EUR250	300,464
4.75%, 07/15/31(a)	GBP100	132,906
Series 581, 0.50%, Series 581, 12/16/26(a)	SEK4,000	428,447
SKF AB, 0.25%, 02/15/31(a)	EUR400	420,527
Stadshypotek AB
0.01%, 11/24/28(a)	EUR400	436,061
0.01%, 09/30/30(a)	EUR1,450	1,493,697
0.13%, 10/05/26(a)	EUR200	232,471
2.50%, 12/01/27(a)	SEK8,000	863,981
2.63%, 09/27/29	EUR1,300	1,509,697

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Sweden (continued)
2.88%, 03/21/29(a)	EUR300	$351,407
2.88%, 03/31/32(a)	EUR400	462,513
3.63%, 06/20/28(a)	SEK4,000	440,346
Series 1591, 0.50%, 06/01/26(a)	SEK30,000	3,246,413
Series 1592, 1.00%, 03/01/27(a)	SEK14,000	1,499,718
Series 1594, 2.00%, 09/01/28(a)	SEK10,000	1,063,062
Series 1595, 4.00%, Series 1595, 05/02/29(a)	SEK50,000	5,581,855
Svenska Handelsbanken AB
0.05%, 09/06/28(a)	EUR300	328,864
1.38%, 02/23/29(a)	EUR550	614,312
2.63%, 09/05/29(a)	EUR400	462,055
2.88%, 02/17/32(a)	EUR200	229,667
3.13%, 02/16/33(a)	EUR275	315,672
3.25%, 08/19/32(a)	EUR350	403,323
3.25%, 06/01/33, (5-year EUR Swap + 1.80%)(a)(b)	EUR100	116,352
3.38%, 02/17/28(a)	EUR500	590,013
3.38%, 10/30/35(a)	EUR500	565,740
3.50%, 04/29/33(a)	EUR350	406,414
3.63%, 11/04/36, (5-year EURIBOR ICE Swap + 1.40%)(a)(b)	EUR450	518,044
3.75%, 11/01/27(a)	EUR200	237,289
3.75%, 02/15/34(a)	EUR300	354,474
Sveriges Sakerstallda Obligationer AB
0.01%, 03/14/30(a)	EUR1,200	1,256,505
0.38%, 06/05/29(a)	EUR250	271,467
0.88%, 03/29/27(a)	EUR350	404,082
1.75%, 02/10/32(a)	EUR300	327,042
2.00%, 06/17/26(a)	SEK5,000	541,642
2.73%, 02/12/30	SEK19,000	2,034,232
3.25%, 05/03/28(a)	EUR900	1,063,428
Series 148, 0.25%, 06/09/27(a)	SEK24,000	2,535,936
Series 152, 3.00%, Series 152, 04/16/31(a)	SEK4,000	430,420
Swedbank AB
2.10%, 05/25/27(a)	EUR500	582,496
2.88%, 04/30/29(a)	EUR750	870,212
2.88%, 02/08/30(a)	EUR300	348,554
3.25%, 10/13/32(a)	EUR300	343,910
3.50%, 08/19/35, (5-year EURIBOR ICE Swap + 1.18%)(a)(b)	EUR200	231,298
4.25%, 07/11/28(a)	EUR800	958,801
4.63%, 10/16/31(a)	GBP500	664,549
4.88%, 10/11/30(a)	GBP100	135,301
Swedbank Hypotek AB
1.00%, 03/17/27(a)	SEK12,000	1,284,471
1.38%, 05/31/27(a)	EUR300	346,937
3.00%, 03/15/28(a)	SEK2,000	217,588
3.13%, 07/05/28(a)	EUR1,250	1,474,229
Series 199, 3.00%, Series 199, 03/28/29(a)	SEK20,000	2,172,357
Series 200, 3.00%, Series 200, 12/27/29(a)	SEK4,000	433,370
Tele2 AB, 2.13%, 05/15/28(a)	EUR725	831,946
Telefonaktiebolaget LM Ericsson, 1.13%, 02/08/27(a)	EUR700	810,268
Telia Co. AB
2.13%, 02/20/34(a)	EUR650	680,292
2.75%, 06/30/83, (5-year EUR Swap + 1.95%)(a)(b)	EUR400	460,657
4.63%, 12/21/82, (5-year EUR Swap + 2.56%)(a)(b)	EUR800	950,656
Security	Par (000)	Value
Sweden (continued)
Vattenfall AB
0.13%, 02/12/29(a)	EUR700	$757,305
6.88%, 04/15/39(a)	GBP610	877,998
Volvo Treasury AB
2.00%, 08/19/27(a)	EUR750	868,649
3.13%, 05/06/29(a)	EUR125	146,211
3.13%, 08/26/29(a)	EUR100	116,727
4.63%, 02/14/28(a)	GBP600	812,184
6.13%, 06/22/28(a)	GBP200	277,955
		93,289,014
Switzerland — 0.8%
ABB Finance BV
0.01%, 01/19/30(a)	EUR454	474,210
3.38%, 01/16/31(a)	EUR100	117,990
3.38%, 01/15/34(a)	EUR400	462,718
Adecco International Financial Services BV
1.25%, 11/20/29(a)	EUR225	245,400
3.40%, 10/08/32(a)	EUR300	343,695
Argentum Netherlands BV for Givaudan SA, 2.00%, 09/17/30(a)	EUR500	553,974
Argentum Netherlands BV for Zurich Insurance Co. Ltd., 2.75%, 02/19/49, (3-mo. EURIBOR + 3.20%)(a)(b)	EUR100	114,753
Cloverie PLC for Zurich Insurance Co. Ltd., 1.50%, 12/15/28(a)	EUR250	281,682
ELM BV for Julius Baer Group Ltd., Series ., 3.38%, Series ., 06/19/30(a)	EUR300	347,276
ELM BV for Swiss Life Insurance & Pension Group, 4.50%, (3-mo. EURIBOR + 5.10%)(a)(b)(c)	EUR300	352,613
ELM BV for Swiss Prime Site AG, 3.13%, 10/01/31(a)	EUR100	113,824
Firmenich Productions Participations SAS, 1.75%, 04/30/30(a)	EUR500	552,158
Givaudan Finance Europe BV
1.63%, 04/22/32(a)	EUR100	105,582
2.88%, 09/09/29(a)	EUR200	231,823
Helvetia Europe SA, 2.75%, 09/30/41, (5-year EUR Swap + 3.95%)(a)(b)	EUR200	220,352
Holcim Finance Luxembourg SA
0.50%, 09/03/30(a)	EUR200	207,105
0.50%, 04/23/31(a)	EUR750	758,587
0.63%, 04/06/30(a)	EUR250	264,066
2.25%, 05/26/28(a)	EUR1,350	1,555,404
IWG U.S. Finance LLC
5.13%, 05/14/32(a)	EUR100	118,962
6.50%, 06/28/30(a)	EUR200	252,281
Lonza Finance International NV
3.50%, 09/04/34(a)	EUR300	341,891
3.88%, 04/24/36(a)	EUR851	985,432
Pfandbriefbank schweizerischer Hypothekarinstitute AG
0.01%, 02/25/28(a)	CHF3,400	4,318,080
0.01%, 02/26/30(a)	CHF4,000	5,005,372
0.01%, 05/10/45(a)	CHF2,750	2,829,917
0.01%, 08/26/49(a)	CHF2,400	2,342,088
0.13%, 09/23/32(a)	CHF200	246,056
0.25%, 10/06/42(a)	CHF400	446,229
2.00%, 03/03/33(a)	CHF100	138,456
2.00%, 04/02/38(a)	CHF400	569,064
Series 629, 0.50%, Series 629, 10/05/35(a)	CHF500	617,116
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Switzerland (continued)
Series 636, 0.25%, Series 636, 05/17/40(a)	CHF600	$685,354
Series 640, 0.38%, 09/23/43(a)	CHF200	225,602
Series 675, 0.01%, 06/15/27(a)	CHF2,700	3,442,454
Series 682, 0.01%, 04/06/27(a)	CHF1,500	1,915,033
Series 691, 0.25%, 03/15/41(a)	CHF200	226,558
Series 695, 0.01%, 10/26/29(a)	CHF2,400	3,012,857
Series 696, 0.13%, 11/19/32(a)	CHF1,000	1,229,222
Series 697, 0.01%, 05/20/41(a)	CHF5,940	6,453,396
Series 700, 0.13%, 03/19/31(a)	CHF300	374,233
Pfandbriefzentrale der schweizerischen Kantonalbanken AG
0.01%, 03/13/28(a)	CHF1,400	1,777,155
0.01%, 04/02/31(a)	CHF4,100	5,083,189
1.85%, 11/26/38(a)	CHF500	702,695
Series 483, 0.01%, 01/27/27(a)	CHF2,500	3,195,794
Series 515, 0.10%, 12/03/31(a)	CHF500	618,915
Series 518, 0.02%, Series 518, 01/30/40(a)	CHF300	333,138
Series 519, 0.13%, 04/23/32(a)	CHF425	525,291
Series 524, 0.01%, 06/21/28(a)	CHF225	285,199
Series 526, 0.01%, 07/19/30(a)	CHF1,500	1,871,066
Series 528, 0.01%, 03/15/30(a)	CHF4,200	5,255,168
Series 529, 0.01%, 02/05/29(a)	CHF1,900	2,397,020
Series 530, 0.01%, 03/18/33(a)	CHF3,725	4,524,221
Series 531, 0.01%, 02/15/36(a)	CHF5,360	6,272,949
Series 538, 0.01%, Series 538, 07/25/31(a)	CHF5,200	6,425,269
Richemont International Holding SA
1.13%, 05/26/32(a)	EUR300	308,491
1.50%, 03/26/30(a)	EUR710	780,645
1.63%, 05/26/40(a)	EUR200	174,212
2.00%, 03/26/38(a)	EUR400	387,738
SIG Combibloc PurchaseCo SARL
3.75%, 03/19/30(a)	EUR100	117,041
4.00%, 04/07/31(a)	EUR200	234,954
Sika Capital BV
1.50%, 04/29/31(a)	EUR300	321,766
3.75%, 05/03/30(a)	EUR250	297,443
SIX Finance Luxembourg SA, 3.25%, 05/30/30(a)	EUR100	116,090
Swiss Life Finance I AG
3.74%, 05/06/33(a)	EUR300	352,424
Series ., 3.75%, Series ., 03/24/35(a)	EUR300	350,985
Swiss Life Finance II AG, 4.24%, 10/01/44, (5-year EURIBOR ICE Swap + 2.83%)(a)(b)	EUR300	350,512
Swiss Re Finance Luxembourg SA, 2.53%, 04/30/50, (1-year EURIBOR ICE Swap + 2.85%)(a)(b)	EUR300	334,273
Swisscom Finance BV
3.25%, 09/05/34(a)	EUR300	342,221
3.50%, 11/29/31(a)	EUR550	647,947
3.63%, 11/17/37(a)	EUR200	227,026
3.88%, 05/29/44(a)	EUR1,050	1,159,438
Tyco Electronics Group SA
2.50%, 05/06/28	EUR200	232,005
3.25%, 01/31/33	EUR500	571,166
UBS AG/London
0.25%, 09/01/28(a)	EUR1,000	1,097,691
0.50%, 03/31/31(a)	EUR650	667,877
UBS Group AG
0.25%, 11/05/28, (1-year EUR Swap + 0.77%)(a)(b)	EUR1,500	1,685,565
0.63%, 01/18/33(a)	EUR650	623,465
Security	Par (000)	Value
Switzerland (continued)
0.63%, 02/24/33(a)	EUR500	$477,722
1.88%, 11/03/29, (1-day SONIA+ 0.96%)(a)(b)	GBP200	251,117
1.88%, 11/03/29, (1-day SONIA+ 0.96%)(a)(b)	GBP400	502,235
2.13%, 11/15/29, (1-year UK Government Bond + 1.55%)(a)(b)	GBP500	631,082
2.88%, 02/12/30(a)(b)	EUR300	347,244
2.88%, 04/02/32, (1-year EUR Swap + 1.95%)(a)(b)	EUR500	567,300
3.13%, 02/13/31, (1-year EURIBOR ICE Swap + 0.73%)(a)(b)	EUR500	578,874
3.16%, 08/11/31, (1-year EURIBOR ICE Swap + 0.87%)(a)(b)	EUR200	231,156
3.25%, 02/12/34, (1-year EURIBOR ICE Swap + 1.05%)(a)(b)	EUR1,250	1,416,629
3.76%, 08/11/36, (1-year EURIBOR ICE Swap + 1.15%)(a)(b)	EUR600	690,896
3.88%, 01/13/37, (1-year EURIBOR ICE Swap + 1.03%)(a)(b)	EUR400	461,856
7.75%, 03/01/29(a)(b)	EUR350	442,354
7.75%, 03/01/29, (1-year EURIBOR ICE Swap + 4.95%)(a)(b)	EUR750	947,901
UBS Switzerland AG
0.01%, 10/31/30(a)	CHF460	570,226
2.75%, 05/19/30(a)	EUR500	577,581
3.15%, 06/21/31(a)	EUR200	232,959
3.30%, 03/05/29(a)	EUR700	826,280
Zuercher Kantonalbank
0.01%, 05/15/26(a)	EUR200	234,571
0.05%, 02/05/31(a)	CHF500	620,146
4.16%, 06/08/29, (1-year EURIBOR ICE Swap + 1.15%)(a)(b)	EUR900	1,076,014
Zurich Finance Ireland Designated Activity Co.
1.63%, 06/17/39(a)	EUR600	542,623
5.13%, 11/23/52, (5-year UK Government Bond + 4.10%)(a)(b)	GBP600	786,201
		106,739,876
Taiwan — 0.0%
Foxconn Singapore Pte. Ltd., 3.13%, 11/04/31(a)	EUR200	226,834
United Arab Emirates — 0.0%
DP World Ltd./United Arab Emirates, 4.25%, 09/25/30(a)	GBP350	456,722
Emirates NBD Bank PJSC, 5.91%, 06/18/35(a)	AUD2,120	1,466,419
		1,923,141
United Kingdom — 1.6%
3i Group PLC
3.75%, 06/05/40(a)	GBP200	206,820
4.88%, 06/14/29(a)	EUR750	911,670
ABP Finance PLC
5.63%, 04/14/35(a)	GBP300	396,008
5.88%, 06/19/37(a)	GBP200	262,249
Affinity Sutton Capital Markets PLC, 4.25%, 10/08/42(a)	GBP200	211,887
Affinity Water Finance PLC, 6.25%, 09/12/40(a)	GBP350	460,227
Affordable Housing Finance PLC
2.89%, 08/11/45(a)	GBP800	736,103

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
United Kingdom (continued)
3.80%, 05/20/44(a)	GBP300	$321,362
Amplius Living, 3.25%, 05/15/43(a)	GBP100	90,022
Anglian Water Osprey Financing PLC
6.38%, 08/18/33(a)	GBP100	131,575
6.75%, 08/27/31(a)	GBP200	274,470
Anglian Water Services Financing PLC
5.38%, 11/10/33(a)	GBP100	130,497
6.00%, 06/20/39(a)	GBP600	756,069
6.25%, 11/10/41(a)	GBP100	126,590
6.25%, 09/12/44(a)	GBP200	247,390
Aspire Defence Finance PLC, Series B, 4.67%, 03/31/40	GBP297	374,891
Associated British Foods PLC, 2.50%, 06/16/34(a)	GBP400	446,176
Assura Financing PLC, 3.00%, 07/19/28(a)	GBP550	706,624
Aster Treasury PLC, 4.50%, 12/18/43(a)	GBP250	272,004
Astrazeneca Finance LLC
3.12%, 08/05/30(a)	EUR100	116,804
3.28%, 08/05/33(a)	EUR100	115,807
AstraZeneca PLC
0.38%, 06/03/29(a)	EUR909	983,209
3.75%, 03/03/32(a)	EUR500	598,649
Aviva PLC
1.88%, 11/13/27(a)	EUR366	422,499
4.00%, 06/03/55, (5-year UK Government Bond + 4.70%)(a)(b)	GBP200	226,847
4.63%, 08/28/56, (3-mo. EURIBOR + 3.05%)(a)(b)	EUR125	147,758
5.13%, 06/04/50, (1-day SONIA+ 4.02%)(a)(b)	GBP500	663,604
6.88%, 05/20/58, (1-day SONIA+ 3.38%)(a)(b)	GBP550	744,061
Babcock International Group PLC, 1.38%, 09/13/27(a)	EUR425	487,264
Barclays PLC
0.58%, 08/09/29(a)(b)	EUR1,000	1,104,271
3.25%, 02/12/27(a)	GBP1,050	1,410,945
3.25%, 01/17/33	GBP1,250	1,456,873
3.79%, 10/31/36, (1-year EURIBOR ICE Swap + 1.18%)(a)(b)	EUR400	454,508
3.94%, 01/31/36, (1-year EURIBOR ICE Swap + 1.55%)(a)(b)	EUR100	115,573
4.35%, 05/08/35(a)(b)	EUR750	894,320
4.62%, 03/26/37, (5-year EURIBOR ICE Swap + 2.05%)(a)(b)	EUR1,000	1,191,971
4.97%, 05/31/36, (5-year EURIBOR ICE Swap + 2.10%)(a)(b)	EUR550	667,100
5.19%, 06/18/31, (3-month BB Swap + 1.65%)(a)(b)	AUD250	175,152
5.26%, 01/29/34, (1-year EUR Swap + 2.55%)(a)(b)	EUR700	881,894
7.09%, 11/06/29, (1-year GBP Swap + 2.55%)(a)(b)	GBP1,100	1,553,265
BAT International Finance PLC
2.25%, 01/16/30(a)	EUR776	870,974
4.13%, 04/12/32(a)	EUR600	712,931
6.00%, 11/24/34(a)	GBP700	952,361
BAT Netherlands Finance BV, 3.13%, 04/07/28(a)	EUR500	586,581
Bazalgette Finance PLC, 5.50%, 07/02/33(a)	GBP400	533,415
Security	Par (000)	Value
United Kingdom (continued)
Blend Funding PLC
2.92%, 04/05/56(a)	GBP350	$257,517
5.26%, 06/11/34(a)	GBP100	134,948
Series ETMN, 3.46%, 09/21/49(a)	GBP100	88,214
British American Tobacco PLC
4.75%, (5-year EURIBOR ICE Swap + 2.28%)(a)(b)(c)	EUR300	344,337
Series ., 4.20%, Series ., (5-year EURIBOR ICE Swap + 1.96%)(a)(b)(c)	EUR175	200,888
British Telecommunications PLC
2.13%, 09/26/28(a)	EUR450	516,186
3.13%, 11/21/31(a)	GBP450	550,142
3.13%, 02/11/32(a)	EUR1,150	1,314,197
3.38%, 08/30/32(a)	EUR450	518,692
3.75%, 01/03/35(a)	EUR200	230,228
4.25%, 01/06/33(a)	EUR200	241,044
6.38%, 06/23/37(a)	GBP500	690,009
Broadgate Financing PLC, Series C2, 5.10%, 04/05/35(a)	GBP105	136,971
Bromford Flagship Livewest Ltd., 3.13%, 05/03/48(a)	GBP300	251,359
BT Finance PLC, 3.38%, 11/17/32(a)	EUR175	200,905
Bunzl Finance PLC
1.50%, 10/30/30(a)	GBP150	174,405
3.38%, 04/09/32(a)	EUR200	228,985
5.75%, 03/18/36(a)	GBP400	532,933
BUPA Finance PLC
4.13%, 06/14/35(a)	GBP500	579,444
6.63%, 11/18/45(a)	GBP100	129,272
Burberry Group PLC, 5.75%, 06/20/30(a)	GBP450	612,882
Cadent Finance PLC
0.63%, 03/19/30(a)	EUR300	315,228
2.13%, 09/22/28(a)	GBP500	634,779
2.63%, 09/22/38(a)	GBP400	367,597
3.13%, 03/21/40(a)	GBP550	514,107
3.75%, 04/16/33(a)	EUR300	348,188
4.25%, 07/05/29(a)	EUR400	481,466
5.63%, 01/11/36(a)	GBP100	129,958
Cardiff University, 3.00%, 12/07/55(a)	GBP450	341,380
CCEP Finance Ireland DAC
0.50%, 09/06/29(a)	EUR425	456,289
0.88%, 05/06/33(a)	EUR400	390,811
1.50%, 05/06/41(a)	EUR200	165,976
Centrica PLC, 7.00%, 09/19/33(a)	GBP295	429,110
Chancellor Masters & Scholars of The University of Cambridge(The)
2.35%, 06/27/78(a)	GBP200	117,099
3.75%, 10/17/52(a)	GBP300	285,311
Channel Link Enterprises Finance PLC, Series A5, 3.04%, 06/30/50, (1-day SONIA+ 6.06%)(a)(b)	GBP250	314,846
Church Commissioners for England, 3.63%, 07/14/52(a)	GBP100	90,846
Circle Anglia Social Housing PLC, 7.25%, 11/12/38(a)	GBP700	1,038,049
Citizen Treasury PLC, 3.25%, 10/20/48(a)	GBP300	247,724
CK Hutchison Europe Finance 21 Ltd., 1.00%, 11/02/33(a)	EUR300	289,131
CK Hutchison Finance 16 Ltd., Series B, 2.00%, 04/06/28(a)	EUR500	573,461
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
United Kingdom (continued)
CK Hutchison Group Telecom Finance SA, 1.13%, 10/17/28(a)	EUR400	$446,060
Clarion Funding PLC, 2.63%, 01/18/29(a)	GBP550	700,090
Close Brothers Finance PLC, 1.63%, 12/03/30(a)	GBP100	113,810
Close Brothers Group PLC, 6.13%, 08/03/36, (5-year UK Government Bond + 2.14%)(a)(b)	GBP100	131,835
Coca-Cola Europacific Partners PLC
0.20%, 12/02/28(a)	EUR650	707,994
1.88%, 03/18/30(a)	EUR300	333,422
3.13%, 06/03/31(a)	EUR375	434,043
3.25%, 03/21/32(a)	EUR200	231,582
3.50%, 05/08/32	EUR125	146,040
Compass Group Finance Netherlands BV, 1.50%, 09/05/28(a)	EUR300	339,852
Compass Group PLC
3.25%, 02/06/31(a)	EUR500	583,058
3.25%, 09/16/33(a)	EUR300	343,627
3.50%, 01/15/35(a)	EUR200	229,559
Coventry Building Society
0.13%, 06/20/26(a)	EUR300	351,178
3.00%, 04/15/31(a)	EUR500	581,668
3.13%, 10/29/29(a)	EUR400	465,839
5.88%, 03/12/30, (1-year UK Government Bond + 1.95%)(a)(b)	GBP400	552,248
Series ., 2.63%, Series ., 10/01/29(a)	EUR400	461,593
CPUK Finance Ltd.
3.69%, 02/28/47(a)	GBP350	456,113
6.14%, 02/28/47(a)	GBP200	276,431
DCC Group Finance Ireland DAC, 4.38%, 06/27/31(a)	EUR200	238,138
Derwent London PLC, 5.25%, 05/30/32(a)	GBP200	265,768
Diageo Capital BV, 1.50%, 06/08/29(a)	EUR300	334,649
Diageo Capital BV Co., 1.88%, 06/08/34(a)	EUR200	204,263
Diageo Finance PLC
2.50%, 03/27/32(a)	EUR300	332,808
2.75%, 06/08/38(a)	GBP400	396,488
3.13%, 02/28/31(a)	EUR300	347,352
3.25%, 10/03/32(a)	EUR300	344,882
3.38%, 08/30/35(a)	EUR300	338,676
3.75%, 10/03/37(a)	EUR700	799,388
3.75%, 08/30/44(a)	EUR100	105,976
DS Smith PLC
4.38%, 07/27/27(a)	EUR500	594,079
4.50%, 07/27/30(a)	EUR400	483,435
DWR Cymru Financing U.K. PLC
1.38%, 03/31/33(a)	GBP600	612,286
5.75%, 09/10/44(a)	GBP400	484,394
Eastern Power Networks PLC
5.38%, 10/02/39(a)	GBP200	251,372
5.38%, 02/26/42(a)	GBP100	122,685
easyJet FinCo BV, 1.88%, 03/03/28(a)	EUR450	513,816
easyJet PLC, 3.75%, 03/20/31(a)	EUR550	643,053
ENW Finance PLC, 4.89%, 11/24/32(a)	GBP350	462,306
Eversholt Funding PLC
2.74%, 06/30/40(a)	GBP446	521,831
3.53%, 08/07/42(a)	GBP250	274,729
Flutter Treasury DAC
4.00%, 06/04/31(a)	EUR500	571,581
6.13%, 06/04/31(a)	GBP200	266,858
Security	Par (000)	Value
United Kingdom (continued)
Gatwick Funding Ltd.
2.50%, 04/15/32(a)	GBP200	$245,694
2.88%, 07/05/51(a)	GBP400	295,805
3.13%, 09/28/41(a)	GBP450	428,284
3.63%, 10/16/35(a)	EUR300	344,699
5.50%, 04/04/42(a)	GBP100	123,256
GlaxoSmithKline Capital PLC
1.38%, 09/12/29(a)	EUR850	942,379
1.63%, 05/12/35(a)	GBP100	98,857
3.38%, 12/20/27(a)	GBP200	266,576
5.25%, 12/19/33	GBP278	381,222
6.38%, 03/09/39	GBP350	492,084
Global Switch Holdings Ltd., 2.25%, 05/31/27(a)	EUR610	707,039
Grainger PLC, 3.00%, 07/03/30(a)	GBP300	368,518
Great Rolling Stock Co. PLC (The), 6.88%, 07/27/35(a)	GBP210	299,149
Greensquareaccord Ltd., 5.25%, 11/30/47(a)	GBP150	169,815
GSK Capital BV
2.88%, 11/19/31(a)	EUR300	343,653
3.13%, 11/28/32(a)	EUR450	518,183
3.25%, 11/19/36(a)	EUR200	224,056
Guinness Partnership Ltd. (The), 2.00%, 04/22/55(a)	GBP200	112,839
Hammerson Ireland Finance DAC, 1.75%, 06/03/27(a)	EUR650	749,254
Hammerson PLC
3.50%, 04/15/32(a)	EUR100	113,798
5.88%, 10/08/36(a)	GBP100	130,203
Heathrow Funding Ltd.
1.13%, 10/08/32(a)	EUR300	316,201
1.50%, 02/11/32(a)	EUR436	472,981
1.88%, 03/14/36(a)	EUR200	200,483
2.75%, 08/09/51(a)	GBP300	217,794
3.73%, 04/13/35(a)	CAD200	141,797
3.88%, 01/16/38(a)	EUR200	228,192
4.50%, 07/11/35(a)	EUR550	666,705
5.88%, 05/13/43(a)	GBP800	1,007,713
6.45%, 12/10/33(a)	GBP300	424,459
Series MPLE, 3.78%, 09/04/32(a)	CAD200	146,164
Series MPLE, 4.90%, Series MPLE, 08/06/39	CAD200	148,463
Hexagon Housing Association Ltd., 3.63%, 04/22/48(a)	GBP100	86,160
Housing & Care 21, 3.29%, 11/08/49(a)	GBP200	168,889
HSBC Bank Capital Funding Sterling 1 LP, 5.84%, (1-day SONIA+ 2.04%)(a)(b)(c)	GBP350	485,603
HSBC Holdings PLC
0.77%, 11/13/31, (1-year EURIBOR ICE Swap + 4.95%)(a)(b)	EUR500	519,854
3.00%, 07/22/28, (1-year GBP Swap + 1.65%)(b)	GBP970	1,288,228
3.13%, 06/07/28	EUR550	642,563
3.31%, 05/13/30, (3-mo. EURIBOR + 1.27%)(a)(b)	EUR1,200	1,402,929
3.45%, 09/25/30, (3-mo. EURIBOR + 1.18%)(a)(b)	EUR950	1,113,674
3.45%, 09/25/30, (3-mo. EURIBOR + 1.19%)(a)(b)	EUR200	234,458
3.61%, 12/01/33, (3-mo. EURIBOR + 1.12%)(a)(b)	EUR500	577,015

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
United Kingdom (continued)
3.83%, 09/25/35, (3-mo. EURIBOR + 1.46%)(a)(b)	EUR300	$348,986
3.91%, 05/13/34, (3-mo. EURIBOR + 1.54%)(a)(b)	EUR600	703,924
4.19%, 05/19/36, (5-year EURIBOR ICE Swap + 1.83%)(a)(b)	EUR500	588,614
4.60%, 03/22/35, (5-year EURIBOR ICE Swap + 1.85%)(a)(b)	EUR600	719,287
4.79%, 03/10/32, (3-mo. EURIBOR + 1.55%)(a)(b)	EUR678	836,607
4.86%, 05/23/33, (3-mo. EURIBOR + 1.94%)(a)(b)	EUR350	433,971
5.29%, 09/16/32, (5-year EUR Swap + 1.65%)(a)(b)	GBP650	874,507
5.81%, 05/22/33, (1-day SONIA+ 1.81%)(a)(b)	GBP500	684,873
6.00%, 03/29/40(a)	GBP350	453,775
6.21%, 03/21/34, (3-month BB Swap + 2.30%)(a)(b)	AUD550	397,145
6.75%, 09/11/28(a)	GBP800	1,121,404
6.80%, 09/14/31, (3-mo. EURIBOR + 1.60%)(b)	GBP200	286,591
Hyde Housing Association Ltd., 1.75%, 08/18/55(a)	GBP400	206,360
ICG PLC, 2.50%, 01/28/30(a)	EUR300	330,043
IDS Financing PLC
3.25%, 10/01/29(a)	EUR200	229,724
4.00%, 10/01/32(a)	EUR600	681,472
IG Group Holdings PLC
3.13%, 11/18/28(a)	GBP400	511,502
6.13%, 10/22/30(a)	GBP100	137,244
IHG Finance LLC
3.38%, 09/10/30(a)	EUR850	983,362
3.63%, 09/27/31(a)	EUR200	232,069
Imperial Brands Finance Netherlands BV
1.75%, 03/18/33(a)	EUR300	302,983
5.25%, 02/15/31(a)	EUR300	374,133
Imperial Brands Finance PLC
3.88%, 08/02/33(a)	EUR175	200,661
3.88%, 02/12/34(a)	EUR400	456,069
4.88%, 06/07/32(a)	GBP400	519,190
Informa PLC
1.25%, 04/22/28(a)	EUR100	112,569
3.00%, 10/23/27(a)	EUR800	938,877
3.38%, 06/09/31(a)	EUR200	230,321
3.63%, 10/23/34(a)	EUR200	226,586
3.75%, 04/29/32	EUR300	349,287
International Consolidated Airlines Group SA, 3.35%, 09/11/30(a)	EUR200	231,570
International Distribution Services PLC, 5.25%, 09/14/28(a)	EUR350	424,595
Investec PLC
1.88%, 07/16/28, (1-year UK Government Bond + 1.50%)(a)(b)	GBP1,000	1,305,589
4.00%, 10/21/32, (1-year EURIBOR ICE Swap + 1.23%)(a)(b)	EUR200	233,185
ITV PLC
1.38%, 09/26/26(a)	EUR250	292,046
4.25%, 06/19/32(a)	EUR200	236,148
J Sainsbury PLC, 5.63%, 01/29/35(a)	GBP300	398,656
Just Group PLC, 6.88%, 03/30/35(a)	GBP300	405,730
Security	Par (000)	Value
United Kingdom (continued)
Land Securities Capital Markets PLC
2.38%, 03/29/29(a)	GBP100	$132,762
2.63%, 09/22/39(a)	GBP340	336,656
4.63%, 09/23/34(a)	GBP200	254,064
4.75%, 09/18/33(a)	GBP300	397,912
Legal & General Group PLC
3.75%, 11/26/49, (5-year UK Government Bond + 4.05%)(a)(b)	GBP500	638,302
4.38%, 09/04/55, (3-mo. EURIBOR + 2.80%)(a)(b)	EUR300	345,654
4.50%, 11/01/50, (5-year UK Government Bond + 5.25%)(a)(b)	GBP100	129,350
5.13%, 11/14/48, (5-year UK Government Bond + 4.65%)(a)(b)	GBP650	873,825
6.63%, 04/01/55, (5-year UK Government Bond + 3.00%)(a)(b)	GBP100	137,093
LiveWest Treasury PLC, 1.88%, 02/18/56(a)	GBP100	54,046
Lloyds Bank Corporate Markets PLC, 3.25%, 03/24/30(a)	EUR850	996,736
Lloyds Bank PLC
0.13%, 06/18/26(a)	EUR200	234,164
6.00%, 02/08/29(a)	GBP1,000	1,404,803
Lloyds Banking Group PLC
2.71%, 12/03/35, (5-year UK Government Bond + 2.40%)(a)(b)	GBP750	894,923
3.13%, 08/24/30, (1-year EUR Swap + 1.50%)(a)(b)	EUR300	349,179
3.13%, 08/24/30, (1-year EUR Swap + 1.50%)(a)(b)	EUR200	232,786
3.50%, 11/06/30, (1-year EURIBOR ICE Swap + 0.95%)(a)(b)	EUR300	352,790
3.63%, 03/04/36, (1-year EUR Swap + 1.28%)(a)(b)	EUR300	345,217
3.75%, 02/12/37, (1-year EURIBOR ICE Swap + 0.95%)(a)(b)	EUR200	229,894
3.88%, 05/14/32, (1-year EURIBOR ICE Swap + 1.18%)(a)(b)	EUR300	356,130
4.00%, 05/09/35, (5-year EURIBOR ICE Swap + 1.90%)(a)(b)	EUR500	587,798
4.38%, 04/05/34, (5-year EUR Swap + 2.05%)(a)(b)	EUR200	238,212
4.75%, 09/21/31, (1-year EUR Swap + 1.60%)(a)(b)	EUR600	737,900
5.25%, 10/04/30(a)(b)	GBP200	272,266
5.25%, 10/16/31, (1-year UK Government Bond + 1.25%)(a)(b)	GBP400	541,864
5.63%, 09/16/36, (5-year UK Government Bond + 1.47%)(a)(b)	GBP400	536,326
7.09%, 08/31/33, (3-month BB Swap + 2.90%)(a)(b)	AUD250	183,823
London & Quadrant Housing Trust Ltd.
2.13%, 03/31/32(a)	GBP250	280,523
2.63%, 02/28/28(a)	GBP200	259,301
3.13%, 02/28/53(a)	GBP200	154,501
3.75%, 10/27/49(a)	GBP150	133,911
5.50%, 01/27/40(a)	GBP250	313,863
London Power Networks PLC
3.84%, 06/11/37(a)	EUR200	229,857
5.88%, 11/15/40(a)	GBP100	130,821
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
United Kingdom (continued)
London Stock Exchange Group PLC
1.75%, 12/06/27(a)	EUR600	$689,484
1.75%, 09/19/29(a)	EUR150	167,462
LondonMetric Property PLC
4.50%, 12/10/29(a)	GBP200	264,865
4.88%, 12/10/32(a)	GBP100	129,628
LSEG Finance PLC
4.50%, 10/19/28(a)	GBP100	134,682
4.88%, 09/19/32(a)	GBP200	265,433
Lseg Netherlands BV
2.75%, 09/20/27(a)	EUR200	233,455
3.00%, 11/06/31(a)	EUR300	342,397
4.23%, 09/29/30(a)	EUR300	362,889
M&G PLC
5.56%, 07/20/55, (5-year UK Government Bond + 4.16%)(a)(b)	GBP650	817,489
5.63%, 10/20/51, (5-year UK Government Bond + 5.00%)(a)(b)	GBP235	312,667
Manchester Airport Group Funding PLC
2.88%, 09/30/44(a)	GBP450	369,951
4.00%, 03/19/35(a)	EUR300	346,521
5.25%, 09/30/36(a)	GBP400	511,518
Marks & Spencer PLC, 5.13%, 08/18/32(a)	GBP100	132,295
Martlet Homes Ltd., 3.00%, 05/09/52(a)	GBP200	150,767
Metropolitan Funding PLC, 4.13%, 04/05/48(a)	GBP100	97,710
Motability Operations Group PLC
2.13%, 01/18/42(a)	GBP850	671,352
2.38%, 03/14/32(a)	GBP300	347,044
3.63%, 01/22/33(a)	EUR700	809,611
4.00%, 01/17/30(a)	EUR200	238,946
4.00%, 01/22/37(a)	EUR200	231,259
4.13%, 02/04/38(a)	EUR300	346,429
4.25%, 06/17/35(a)	EUR200	236,590
4.38%, 02/08/27(a)	GBP400	541,429
5.63%, 01/24/54(a)	GBP100	117,591
5.75%, 09/11/48(a)	GBP200	243,319
5.75%, 06/17/51(a)	GBP200	241,862
6.25%, 01/22/45(a)	GBP350	460,159
National Gas Transmission PLC
1.63%, 01/14/43(a)	GBP200	137,139
4.25%, 04/05/30(a)	EUR200	240,565
5.50%, 02/04/34(a)	GBP350	468,970
National Grid Electricity Distribution East Midlands PLC, 3.95%, 09/20/32(a)	EUR300	357,460
National Grid Electricity Distribution South Wales PLC, 5.35%, 07/10/39(a)	GBP350	432,478
National Grid Electricity Distribution South West PLC, 2.38%, 05/16/29(a)	GBP450	568,893
National Grid Electricity Distribution West Midlands PLC, 5.75%, 04/16/32(a)	GBP700	961,319
National Grid Electricity Transmission PLC
2.00%, 04/17/40(a)	GBP750	614,673
2.30%, 06/22/29(a)	CAD200	141,181
3.56%, 02/03/34(a)	EUR175	202,895
5.27%, 01/18/43(a)	GBP100	118,172
National Grid PLC
0.75%, 09/01/33(a)	EUR300	283,071
4.28%, 01/16/35(a)	EUR550	657,901
Nationwide Building Society
0.25%, 09/14/28(a)	EUR950	1,042,206
0.63%, 03/25/27(a)	EUR250	288,043
Security	Par (000)	Value
United Kingdom (continued)
1.13%, 05/31/28(a)	EUR400	$452,182
1.38%, 06/29/32(a)	EUR500	526,805
2.25%, 06/25/29(a)	EUR300	344,374
2.38%, 01/16/29(a)	EUR450	519,403
2.88%, 09/16/32(a)	EUR100	114,550
3.00%, 03/03/30(a)	EUR400	463,353
3.00%, 03/24/32(a)	EUR400	463,860
3.11%, 02/03/31, (3-mo. EURIBOR + 0.73%)(a)(b)	EUR300	346,971
3.13%, 08/18/32(a)	EUR650	745,092
3.25%, 01/20/28(a)	GBP950	1,254,783
3.25%, 03/24/36(a)	EUR300	344,728
3.31%, 05/02/34(a)	EUR800	934,333
3.77%, 01/27/36, (3-mo. EURIBOR + 1.23%)(a)(b)	EUR400	462,072
3.85%, 02/03/37, (3-mo. EURIBOR + 1.00%)(a)(b)	EUR300	346,471
4.13%, 10/21/30(a)	GBP500	664,447
4.38%, 04/16/34, (3-mo. EURIBOR + 1.70%)(a)(b)	EUR600	715,302
4.63%, 10/29/28, (6-mo. EURIBOR + 2.88%)(a)(b)	EUR250	299,483
5.53%, 01/13/33, (1-year GBP Swap + 1.08%)(a)(b)	GBP700	948,813
Nats En Route PLC, 5.25%, 03/31/36(a)	GBP100	131,425
NatWest Group PLC
0.78%, 02/26/30, (3-mo. EURIBOR + 0.95%)(a)(b)	EUR900	982,342
1.04%, 09/14/32, (5-year EUR Swap + 1.27%)(a)(b)	EUR600	684,490
3.24%, 05/13/30, (3-mo. EURIBOR + 1.22%)(a)(b)	EUR1,100	1,283,277
3.58%, 09/12/32, (3-mo. EURIBOR + 1.22%)(a)(b)	EUR450	526,563
3.62%, 03/29/29, (1-year UK Government Bond + 2.10%)(a)(b)	GBP1,150	1,521,560
3.63%, 09/03/34, (3-mo. EURIBOR + 1.16%)(a)(b)	EUR500	576,944
3.67%, 08/05/31, (3-mo. EURIBOR + 1.10%)(a)(b)	EUR100	118,111
3.72%, 02/25/35, (5-year EURIBOR ICE Swap + 1.40%)(a)(b)	EUR700	813,970
3.99%, 05/13/36, (3-mo. EURIBOR + 1.52%)(a)(b)	EUR600	704,614
NatWest Markets PLC
3.00%, 09/03/30(a)	EUR500	577,157
3.13%, 01/10/30(a)	EUR550	640,675
5.00%, 11/18/29(a)	GBP100	134,959
Network Rail Infrastructure Finance PLC, 4.75%, 11/29/35	GBP1,100	1,448,368
NewRiver REIT PLC, 3.50%, 03/07/28(a)	GBP200	261,164
NIE Finance PLC, 5.88%, 09/03/41(a)	GBP200	257,757
Northern Gas Networks Finance PLC, 6.13%, 06/02/33(a)	GBP200	278,343
Northern Powergrid Northeast PLC
1.88%, 06/16/62(a)	GBP400	207,503
3.25%, 04/01/52(a)	GBP100	82,119
5.38%, 11/04/37(a)	GBP100	128,609
Northern Powergrid Yorkshire PLC
2.25%, 10/09/59(a)	GBP100	57,588
5.88%, 11/04/55(a)	GBP200	248,277

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
United Kingdom (continued)
Northumbrian Water Finance PLC
1.63%, 10/11/26(a)	GBP210	$281,912
5.63%, 04/29/33(a)	GBP850	1,131,400
Notting Hill Genesis
2.00%, 06/03/36(a)	GBP100	93,803
3.25%, 10/12/48(a)	GBP100	82,009
3.75%, 12/20/32(a)	GBP400	484,941
5.25%, 07/07/42(a)	GBP250	294,223
Optivo Finance PLC, 3.28%, 03/22/48(a)	GBP350	291,643
Orbit Capital PLC, 3.50%, 03/24/45(a)	GBP450	415,281
OSB Group PLC
8.88%, 01/16/30(a)(b)	GBP150	221,225
8.88%, 01/16/30, (1-year UK Government Bond + 5.26%)(a)(b)	GBP200	294,967
Paradigm Homes Charitable Housing Association Ltd., 5.25%, 04/04/44(a)	GBP100	119,403
Paragon Treasury PLC, 2.00%, 05/07/36(a)	GBP100	94,101
Peabody Capital No. 2 PLC
2.75%, 03/02/34(a)	GBP450	492,955
3.25%, 09/14/48(a)	GBP350	286,296
Peabody Trust, 3.13%, 10/31/47(a)	GBP200	162,764
Pearson Funding PLC
5.38%, 09/12/34(a)	GBP100	128,600
6.38%, 04/28/36	GBP200	269,820
Pension Insurance Corp. PLC, 5.63%, 09/20/30(a)	GBP863	1,155,098
Places for People Homes Ltd., 3.63%, 11/22/28(a)	GBP300	390,864
Places For People Treasury PLC
2.50%, 01/26/36(a)	GBP350	344,130
6.25%, 12/06/41(a)	GBP200	260,591
Platform HG Financing PLC, 1.93%, 09/15/41(a)	GBP550	434,001
Prs Finance PLC
1.50%, 08/24/34(a)	GBP200	204,802
2.00%, 01/23/29(a)	GBP200	253,451
Reckitt Benckiser Treasury Services Nederland BV, 0.75%, 05/19/30(a)	EUR416	441,927
Reckitt Benckiser Treasury Services PLC
1.75%, 05/19/32(a)	GBP300	335,917
3.50%, 09/10/34(a)	EUR900	1,031,709
3.63%, 06/20/29(a)	EUR300	355,839
4.88%, 09/10/31(a)	GBP100	134,254
5.63%, 12/14/38(a)	GBP450	591,052
RELX Finance BV
3.38%, 03/20/33(a)	EUR300	344,349
3.75%, 06/12/31(a)	EUR450	533,347
Rentokil Initial Finance BV, 4.38%, 06/27/30(a)	EUR300	363,574
Riverside Finance PLC, 6.63%, 09/11/50(a)	GBP100	130,526
RL Finance Bonds No. 4 PLC, 4.88%, 10/07/49, (5-year UK Government Bond + 5.10%)(a)(b)	GBP300	329,356
Rothesay Life PLC
3.38%, 07/12/26(a)	GBP250	339,012
7.02%, 12/10/34(a)	GBP400	557,216
Sage Group PLC(The)
2.88%, 02/08/34(a)	GBP450	495,507
3.82%, 02/25/33(a)	EUR175	201,187
Saltaire Finance PLC, 4.82%, 12/01/35(a)	GBP500	669,863
Security	Par (000)	Value
United Kingdom (continued)
Sanctuary Capital PLC
2.38%, 04/14/50(a)	GBP400	$270,949
6.70%, 03/23/39	GBP200	284,800
Santander U.K. Group Holdings PLC
0.60%, 09/13/29, (1-year EUR Swap + 0.80%)(a)(b)	EUR1,000	1,099,444
2.42%, 01/17/29, (1-year GBP Swap + 1.25%)(a)(b)	GBP850	1,103,693
2.96%, 02/16/30, (1-year EURIBOR ICE Swap + 0.65%)(a)(b)	EUR325	375,565
3.53%, 08/25/28, (5-year EUR Swap + 2.00%)(a)(b)	EUR850	1,000,985
3.65%, 02/16/34, (1-year EURIBOR ICE Swap + 1.00%)(a)(b)	EUR325	373,423
Santander U.K. PLC
0.05%, 01/12/27(a)	EUR200	230,575
2.38%, 05/12/29(a)	EUR100	115,174
2.88%, 01/12/32(a)	EUR500	575,834
2.88%, 02/12/33(a)	EUR400	458,320
3.00%, 03/12/29(a)	EUR750	878,992
3.13%, 05/12/31(a)	EUR600	701,553
5.25%, 02/16/29(a)	GBP150	206,622
Scottish Hydro Electric Transmission PLC
2.13%, 03/24/36(a)	GBP600	590,474
2.25%, 09/27/35(a)	GBP200	204,323
3.38%, 09/04/32(a)	EUR900	1,040,440
3.38%, 11/02/33(a)	EUR100	114,190
Scottish Widows Ltd., 7.00%, 06/16/43(a)	GBP200	270,729
Segro Capital SARL, 0.50%, 09/22/31(a)	EUR300	298,108
Segro PLC
2.38%, 10/11/29(a)	GBP560	696,414
3.50%, 09/24/32(a)	EUR200	230,080
5.13%, 12/06/41(a)	GBP100	118,698
Severn Trent Utilities Finance PLC
2.00%, 06/02/40(a)	GBP550	442,720
2.75%, 12/05/31(a)	GBP750	888,206
3.88%, 08/04/35(a)	EUR250	289,151
3.88%, 08/04/37(a)	EUR300	340,995
4.00%, 03/05/34(a)	EUR200	236,896
4.25%, 01/29/40(a)	EUR300	345,596
5.88%, 07/31/38(a)	GBP100	131,056
Sky Ltd., 6.00%, 05/21/27	GBP650	894,845
Smiths Group PLC
2.00%, 02/23/27(a)	EUR500	582,447
3.63%, 11/13/33(a)	EUR200	227,264
South Eastern Power Networks PLC
4.10%, 03/17/38(a)	EUR200	233,564
5.63%, 09/30/30(a)	GBP800	1,113,049
South West Water Finance PLC
5.75%, 12/11/32(a)	GBP200	271,279
6.38%, 08/05/41(a)	GBP100	130,760
Southern Gas Networks PLC
3.10%, 09/15/36(a)	GBP450	465,923
3.50%, 10/16/30(a)	EUR200	233,165
6.25%, 05/07/39(a)	GBP100	130,876
Southern Housing
2.38%, 10/08/36(a)	GBP100	96,584
3.50%, 10/19/47(a)	GBP300	260,959
Southern Water Services Finance Ltd., 5.13%, 09/30/56	GBP136	143,872
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
United Kingdom (continued)
Sovereign Housing Capital PLC
2.38%, 11/04/48(a)	GBP100	$68,965
5.50%, 01/24/57(a)	GBP200	232,559
Sovereign Network Group, 6.13%, 09/16/40(a)	GBP100	132,929
SP Transmission PLC, 2.00%, 11/13/31(a)	GBP473	546,182
SSE PLC
2.88%, 08/01/29(a)	EUR200	232,165
3.50%, 03/18/32(a)	EUR450	526,224
4.00%, (1-day SONIA + 2.62%)(a)(b)(c)	EUR450	528,767
4.00%, (5-year EURIBOR ICE Swap + 1.85%)(a)(b)(c)	EUR100	115,872
4.50%, (5-year EURIBOR ICE Swap + 2.14%)(a)(b)(c)	EUR200	231,996
8.38%, 11/20/28(a)	GBP280	409,992
Standard Chartered PLC
3.72%, 01/14/34, (1-year EURIBOR ICE Swap + 1.05%)(a)(b)	EUR300	346,134
3.86%, 03/17/33, (1-year EURIBOR ICE Swap + 1.30%)(a)(b)	EUR100	117,240
4.20%, 03/04/32, (1-year EUR Swap + 1.45%)(a)(b)	EUR500	598,365
4.38%, 01/18/38(a)	GBP500	584,754
4.87%, 05/10/31, (1-year EUR Swap + 1.85%)(a)(b)	EUR600	737,354
Standard Life PLC
5.63%, 04/28/31(a)	GBP100	133,886
5.63%, 04/28/31(a)	GBP150	200,830
5.87%, 06/13/29(a)	GBP600	817,961
Supermarket Income Reit PLC, 5.13%, 07/30/31(a)	GBP100	132,742
SW Finance I PLC
3.00%, 05/28/37(a)	GBP300	284,649
6.13%, 11/19/33(a)	GBP300	395,604
6.19%, 03/31/29(a)	GBP575	790,302
6.88%, 08/07/32(a)	GBP500	690,073
7.38%, 12/12/41(a)	GBP200	266,601
Swiss RE Subordinated Finance PLC, 4.40%, 04/22/37, (1-year EURIBOR ICE Swap + 1.33%)(a)(b)	EUR250	293,892
TC Dudgeon Ofto PLC, 3.16%, 11/12/38(a)	GBP196	226,360
Telereal Securitisation PLC, 3.56%, 12/10/36(a)	GBP200	248,433
Tesco Corporate Treasury Services PLC
0.88%, 05/29/26(a)	EUR300	351,652
2.75%, 04/27/30(a)	GBP800	992,023
3.38%, 05/06/32(a)	EUR100	115,338
3.50%, 10/13/33(a)	EUR100	114,547
4.25%, 02/27/31(a)	EUR100	121,045
Tesco Property Finance 3 PLC, 5.74%, 04/13/40(a)	GBP675	900,182
Tesco Property Finance 6 PLC, 5.41%, 07/13/44(a)	GBP84	107,405
THFC Funding No. 2 PLC, 6.35%, 07/08/41	GBP350	485,311
THFC Funding No. 3 PLC, 5.20%, 10/11/45(a)	GBP300	358,488
Together Housing Finance PLC, 4.50%, 12/17/42(a)	GBP200	215,789
TP ICAP Finance PLC, 6.38%, 06/12/32(a)	GBP100	136,422
Tritax Big Box REIT PLC, 4.75%, 11/12/32(a)	GBP300	390,334
TSB Bank PLC, 2.70%, 02/18/30(a)	EUR1,000	1,153,418
Unilever Capital Corp.
2.75%, 05/22/30(a)	EUR200	231,175
Security	Par (000)	Value
United Kingdom (continued)
2.88%, 10/31/32(a)	EUR200	$227,038
3.38%, 05/22/35(a)	EUR200	229,014
3.40%, 06/06/33(a)	EUR300	350,357
Unilever Finance Netherlands BV
1.38%, 07/31/29(a)	EUR200	223,428
1.63%, 02/12/33(a)	EUR1,260	1,310,490
1.75%, 03/25/30(a)	EUR620	690,009
1.75%, 03/25/30(a)	EUR150	166,938
2.25%, 05/16/34(a)	EUR100	106,549
3.50%, 02/15/37(a)	EUR400	454,816
Unilever PLC, 1.50%, 06/11/39(a)	EUR200	178,459
UNITE Group PLC (The), 5.63%, 06/25/32(a)	GBP100	134,165
United Utilities Water Finance PLC
1.75%, 02/10/38(a)	GBP750	637,559
2.63%, 02/12/31(a)	GBP300	361,342
3.75%, 05/23/34(a)	EUR300	348,490
3.75%, 08/07/35(a)	EUR500	573,600
5.25%, 01/22/46(a)	GBP300	337,720
University College London, 1.63%, 06/04/61(a)	GBP100	47,405
University of Leeds, 3.13%, 12/19/50(a)	GBP250	204,672
University of Liverpool, 3.38%, 06/25/55(a)	GBP300	249,752
University of Manchester, 4.25%, 07/04/53(a)	GBP300	297,447
University of Oxford, 2.54%, 12/08/2117(a)	GBP350	198,355
University of Southampton, 2.25%, 04/11/57(a)	GBP100	61,362
Urenco Finance NV
3.25%, 06/13/32(a)	EUR400	460,842
3.63%, 06/18/35(a)	EUR350	401,325
Utmost Group PLC, 4.00%, 12/15/31(a)	GBP400	489,783
Virgin Money U.K. PLC, 7.63%, 08/23/29, (1-year UK Government Bond + 3.05%)(a)(b)	GBP700	1,001,655
Vodafone Group PLC
1.60%, 07/29/31(a)	EUR300	319,933
1.63%, 11/24/30(a)	EUR100	108,510
2.50%, 05/24/39(a)	EUR400	385,467
2.88%, 11/20/37(a)	EUR200	207,713
5.13%, 12/02/52(a)	GBP200	215,908
5.90%, 11/26/32(a)	GBP150	209,946
6.38%, 07/03/50(a)	GBP200	256,850
Vodafone International Financing DAC
2.75%, 04/27/30(a)	EUR150	171,795
3.38%, 07/03/33(a)	EUR200	229,629
3.38%, 08/01/33(a)	EUR100	114,467
3.50%, 04/27/35(a)	EUR175	198,286
3.75%, 12/02/34(a)	EUR450	521,996
3.88%, 07/03/38(a)	EUR100	113,489
4.00%, 02/10/43(a)	EUR200	219,735
4.13%, 04/27/41(a)	EUR250	282,001
Wales & West Utilities Finance PLC
1.88%, 05/28/41(a)	GBP500	385,768
3.00%, 08/03/38(a)	GBP200	197,684
Weir Group Australian Holdings Pty Ltd., 5.20%, 01/23/31	AUD400	272,602
Wellcome Trust Ltd.(The)
1.13%, 01/21/27(a)	EUR600	695,883
1.50%, 07/14/71(a)	GBP400	168,607
2.52%, 02/07/2118(a)	GBP150	85,320
Wessex Water Services Finance PLC
5.13%, 10/31/32(a)	GBP200	259,585

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
United Kingdom (continued)
5.13%, 10/31/32(a)	GBP350	$454,273
6.13%, 09/19/34(a)	GBP350	470,488
WHG Treasury PLC, 4.25%, 10/06/45(a)	GBP100	103,348
Whitbread Group PLC, 5.50%, 05/31/32(a)	GBP550	727,915
Wise Financing PLC, 5.10%, 11/25/30(a)	GBP200	266,319
WPP Finance 2013
3.63%, 06/09/31(a)	EUR200	227,524
4.00%, 09/12/33(a)	EUR275	312,884
WPP Finance SA
3.75%, 05/19/32(a)	GBP450	540,618
4.13%, 05/30/28(a)	EUR700	829,991
Yorkshire Building Society
2.75%, 01/28/30(a)	EUR400	462,331
3.00%, 04/16/31(a)	EUR300	348,090
3.51%, 10/11/30, (1-year UK Government Bond + 2.05%)(a)(b)	GBP500	643,785
Yorkshire Housing Finance PLC, 4.13%, 10/31/44(a)	GBP100	100,255
Yorkshire Water Finance PLC
1.75%, 10/27/32(a)	GBP200	211,396
2.75%, 04/18/41(a)	GBP550	460,075
5.25%, 04/28/30(a)	GBP200	268,254
6.00%, 07/22/33(a)	GBP100	134,267
6.38%, 11/18/34(a)	GBP100	136,798
6.63%, 07/22/40(a)	GBP100	130,958
		216,577,023
United States — 2.4%
3M Co.
1.50%, 11/09/26	EUR250	291,764
1.75%, 05/15/30	EUR300	330,124
AbbVie, Inc., 0.75%, 11/18/27	EUR1,150	1,306,169
Aegon Ltd.
6.13%, 12/15/31	GBP50	70,369
6.63%, 12/16/39(a)	GBP100	141,421
Air Products and Chemicals, Inc.
0.80%, 05/05/32	EUR500	500,296
2.95%, 05/14/31	EUR300	344,191
3.45%, 02/14/37	EUR250	277,443
Albemarle New Holding GmbH, 1.63%, 11/25/28(a)	EUR200	226,214
Alphabet, Inc.
0.43%, 03/01/29(a)	CHF400	509,054
0.89%, 03/03/32(a)	CHF300	381,665
1.87%, 03/03/51(a)	CHF400	515,114
2.38%, 11/06/28	EUR325	375,887
2.88%, 11/06/31	EUR500	574,360
3.13%, 11/06/34	EUR650	736,829
3.38%, 05/06/37	EUR800	898,445
3.50%, 11/06/38	EUR425	475,493
3.88%, 05/06/45	EUR500	550,272
4.00%, 11/06/44	EUR500	562,589
4.00%, 05/06/54	EUR200	214,437
4.13%, 02/13/29	GBP375	502,332
4.38%, 11/06/64	EUR300	331,655
4.63%, 11/13/32	GBP450	593,782
5.50%, 11/13/41	GBP500	641,254
5.88%, 02/13/58	GBP350	441,340
6.13%, 02/13/2126	GBP175	219,981
Series ., 1.25%, Series ., 03/03/36(a)	CHF300	382,751
Series ., 1.58%, Series ., 03/01/41(a)	CHF300	382,657
Series ., 3.00%, Series ., 05/06/33	EUR100	114,195
Security	Par (000)	Value
United States (continued)
Altria Group, Inc., 3.13%, 06/15/31	EUR300	$343,719
Amazon.com, Inc.
3.10%, 03/16/30	EUR600	701,239
3.35%, 03/16/32	EUR600	698,189
3.70%, 03/16/35	EUR475	553,100
4.05%, 03/16/39	EUR700	812,572
4.45%, 03/16/45	EUR675	786,394
4.85%, 03/16/64	EUR650	756,436
Series ., 2.80%, Series ., 03/16/28	EUR675	788,815
American Express Co., 3.43%, 05/20/32, (3-mo. EURIBOR + 1.10%)(b)	EUR100	116,519
American Honda Finance Corp.
1.50%, 10/19/27	GBP500	646,420
3.30%, 03/21/29	EUR1,300	1,520,279
3.65%, 04/23/31	EUR500	584,202
5.05%, 08/20/31	GBP550	732,325
American International Group, Inc., 1.88%, 06/21/27	EUR250	289,652
American Medical Systems Europe BV
1.38%, 03/08/28	EUR600	681,771
1.88%, 03/08/34	EUR400	409,003
3.25%, 03/08/34	EUR100	113,062
3.50%, 03/08/32	EUR500	583,595
American Tower Corp.
0.95%, 10/05/30	EUR450	473,254
1.95%, 05/22/26	EUR325	381,281
3.63%, 05/30/32	EUR500	582,352
4.10%, 05/16/34	EUR100	118,084
4.63%, 05/16/31	EUR400	490,723
Amgen, Inc., 4.00%, 09/13/29(a)	GBP450	593,486
Amphenol Corp., Series ., 3.13%, Series ., 06/16/32	EUR200	229,561
AP Moller - Maersk A/S
3.50%, 09/17/34(a)	EUR200	228,244
4.13%, 03/05/36(a)	EUR300	355,549
Apple, Inc.
0.50%, 11/15/31	EUR300	305,399
0.75%, 02/25/30(a)	CHF250	319,823
3.05%, 07/31/29	GBP200	259,542
3.60%, 07/31/42	GBP850	880,528
Aptiv Swiss Holdings Ltd., 4.25%, 06/11/36	EUR500	578,801
AT&T, Inc.
1.60%, 05/19/28	EUR400	455,166
1.60%, 05/19/28	EUR700	796,540
2.05%, 05/19/32	EUR450	482,182
2.35%, 09/05/29	EUR200	227,568
2.60%, 12/17/29	EUR955	1,092,840
3.15%, 09/04/36	EUR950	1,023,910
3.55%, 12/17/32	EUR500	580,047
3.60%, 06/01/33	EUR300	348,072
4.05%, 06/01/37	EUR300	348,450
4.30%, 11/18/34	EUR1,100	1,322,540
4.50%, 03/12/36	CAD700	508,044
4.60%, 09/19/28(a)	AUD200	141,183
4.85%, 05/25/47	CAD150	103,183
4.88%, 06/01/44	GBP900	987,745
5.10%, 11/25/48	CAD150	106,445
5.25%, 03/12/56	CAD400	287,242
5.50%, 03/15/27(a)	GBP450	613,626
7.00%, 04/30/40	GBP500	708,138
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
United States (continued)
Athene Global Funding
0.63%, 01/12/28(a)	EUR750	$833,357
1.88%, 11/30/28(a)	GBP100	123,917
2.88%, 07/21/28(a)	EUR275	315,964
3.72%, 08/22/32(a)	EUR300	340,875
4.76%, 04/21/27(a)	AUD200	142,610
5.15%, 11/01/29(a)	GBP300	400,776
5.86%, 09/19/35(a)	GBP100	130,333
Series MPLE, 4.61%, Series MPLE, 09/19/35	CAD500	354,228
Avery Dennison Corp.
3.75%, 11/04/34	EUR500	572,150
4.00%, 09/11/35	EUR100	115,981
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.
3.23%, 03/11/30	EUR100	116,973
3.81%, 03/11/34	EUR200	233,735
4.19%, 03/11/38	EUR200	234,278
4.74%, 03/11/46	EUR325	383,288
Bank of America Corp.
0.58%, 08/24/28, (3-mo. EURIBOR + 0.76%)(a)(b)	EUR1,150	1,306,044
0.65%, 10/26/31, (3-mo. EURIBOR + 0.94%)(a)(b)	EUR400	414,031
0.69%, 03/22/31, (3-mo. EURIBOR + 0.79%)(a)(b)	EUR1,150	1,214,843
1.10%, 05/24/32, (3-mo. EURIBOR + 0.95%)(a)(b)	EUR400	416,399
1.67%, 06/02/29, (1-year UK Government Bond + 1.10%)(a)(b)	GBP700	889,671
2.82%, 04/27/33, (3-mo. EURIBOR + 1.20%)(a)(b)	EUR300	335,933
2.98%, 10/30/31, (3-mo. EURIBOR + 0.76%)(a)(b)	EUR1,250	1,433,099
3.26%, 01/28/31, (3-mo. EURIBOR + 0.90%)(a)(b)	EUR1,100	1,282,786
3.49%, 03/10/34, (3-mo. EURIBOR + 1.10%)(a)(b)	EUR500	577,251
3.65%, 03/31/29, (3-mo. EURIBOR + 3.67%)(a)(b)	EUR1,000	1,183,594
Series MPLE, 2.60%, 04/04/29(b)	CAD100	72,294
Baxter International, Inc., 1.30%, 05/15/29	EUR500	546,568
Becton Dickinson & Co., 3.83%, 06/07/32	EUR500	589,814
Becton Dickinson Euro Finance SARL
0.33%, 08/13/28	EUR725	799,663
1.21%, 06/04/26	EUR300	351,675
1.34%, 08/13/41	EUR500	386,877
4.03%, 06/07/36	EUR200	233,197
Berkshire Hathaway Finance Corp.
1.50%, 03/18/30	EUR200	221,875
2.00%, 03/18/34	EUR500	524,575
2.38%, 06/19/39	GBP800	732,491
2.63%, 06/19/59	GBP600	399,586
Berkshire Hathaway, Inc.
0.50%, 01/15/41	EUR600	428,400
1.13%, 03/16/27	EUR590	683,013
2.15%, 03/15/28	EUR500	578,174
BG Energy Capital PLC
2.25%, 11/21/29(a)	EUR200	226,680
5.00%, 11/04/36(a)	GBP200	256,639
Security	Par (000)	Value
United States (continued)
Blackstone Holdings Finance Co. LLC
1.50%, 04/10/29(a)	EUR900	$999,086
3.50%, 06/01/34(a)	EUR300	341,615
Blue Owl Credit Income Corp., 4.25%, 01/31/31(a)	EUR200	222,687
BMS Ireland Capital Funding DAC
2.97%, 11/10/30	EUR300	346,792
3.36%, 11/10/33	EUR475	545,502
3.86%, 11/10/38	EUR250	286,819
4.29%, 11/10/45	EUR400	456,286
4.58%, 11/10/55	EUR475	535,572
Booking Holdings, Inc.
1.80%, 03/03/27	EUR430	500,342
1.80%, 03/03/27	EUR100	116,359
3.00%, 11/07/30	EUR200	229,756
3.63%, 11/07/35	EUR200	226,187
3.75%, 11/21/37	EUR100	110,979
3.88%, 03/21/45	EUR200	206,423
4.00%, 03/01/44	EUR900	953,328
4.13%, 05/12/33	EUR200	238,391
4.13%, 05/12/33	EUR750	893,968
4.13%, 05/09/38	EUR100	114,624
4.50%, 11/15/31	EUR525	641,724
BorgWarner, Inc., 1.00%, 05/19/31	EUR850	877,938
BP Capital Markets BV
0.93%, 12/04/40(a)	EUR200	149,551
1.47%, 09/21/41(a)	EUR300	237,874
3.36%, 09/12/31(a)	EUR400	467,880
4.32%, 05/12/35(a)	EUR200	242,798
BP Capital Markets PLC
1.10%, 11/15/34(a)	EUR300	284,987
1.59%, 07/03/28(a)	EUR750	852,794
2.82%, 04/07/32(a)	EUR190	214,714
3.63%, (5-year EUR Swap + 3.78%)(a)(b)(c)	EUR550	636,985
4.25%, (5-year UK Government Bond + 3.89%)(a)(b)(c)	GBP1,000	1,347,491
5.07%, 09/12/36(a)	GBP200	257,809
5.44%, 08/28/34(a)	AUD250	172,212
5.77%, 05/25/38(a)	GBP200	268,102
6.00%, (5-year UK Government Bond + 1.73%)(a)(b)(c)	GBP100	136,933
Series ., 4.38%, Series ., (5-year EUR Swap + 2.14%)(a)(b)(c)	EUR300	355,126
Bunge Finance Europe BV, 1.00%, 09/24/28(a)	EUR300	333,731
Carrier Global Corp.
3.63%, 01/15/37	EUR550	613,745
4.50%, 11/29/32	EUR300	366,646
Caterpillar Financial Services Corp.
2.52%, 08/22/28(a)	EUR200	231,639
2.54%, 11/20/28(a)	EUR100	115,374
4.62%, 02/28/28(a)	GBP400	542,425
Cencora, Inc., 3.63%, 05/22/32	EUR200	233,638
Chubb INA Holdings LLC
1.40%, 06/15/31	EUR330	350,305
2.50%, 03/15/38	EUR400	400,134
Citigroup, Inc.
1.25%, 04/10/29(a)	EUR400	443,731
1.50%, 10/26/28(a)	EUR950	1,071,622
1.75%, 10/23/26	GBP100	134,183
1.75%, 10/23/26	GBP100	134,183

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
United States (continued)
2.93%, 10/22/30, (3-mo. EURIBOR + 0.78%)(b)	EUR600	$691,925
3.49%, 10/22/34, (3-mo. EURIBOR + 1.03%)(b)	EUR900	1,025,191
3.75%, 05/14/32, (3-mo. EURIBOR + 1.05%)(a)(b)	EUR100	117,925
4.11%, 09/22/33(a)(b)	EUR300	359,108
4.11%, 09/22/33, (3-mo. EURIBOR + 1.60%)(a)(b)	EUR200	239,405
4.11%, 04/29/36, (3-mo. EURIBOR + 1.58%)(b)	EUR600	707,581
4.30%, 07/23/36, (3-mo. EURIBOR + 1.61%)(b)	EUR200	233,742
4.55%, 06/03/35(b)	CAD400	296,928
7.38%, 09/01/39(a)	GBP400	604,253
CNH Industrial Finance Europe SA, 1.75%, 03/25/27(a)	EUR450	522,427
CNH Industrial NV
3.63%, 01/26/33(a)	EUR300	341,439
3.75%, 06/11/31(a)	EUR300	352,204
3.88%, 09/03/35(a)	EUR200	225,779
Coca-Cola Co.(The)
0.13%, 03/09/29	EUR676	732,781
1.00%, 03/09/41	EUR300	229,912
1.63%, 03/09/35	EUR1,163	1,157,165
3.13%, 05/14/32	EUR500	581,721
3.38%, 08/15/37	EUR700	787,666
3.75%, 08/15/53	EUR200	211,265
Colgate-Palmolive Co., 3.25%, 11/10/35	EUR300	340,592
Comcast Corp.
0.25%, 09/14/29	EUR100	106,310
0.75%, 02/20/32	EUR400	399,762
1.25%, 02/20/40	EUR300	248,064
1.88%, 02/20/36	GBP650	620,013
3.25%, 09/26/32	EUR200	229,043
3.55%, 09/26/36	EUR400	452,484
5.25%, 09/26/40	GBP200	243,578
Corebridge Global Funding, Series 1, 3.84%, Series 1, 01/15/31(a)	CAD300	218,360
CRH Finance DAC, 1.38%, 10/18/28(a)	EUR300	338,091
Crh Finance U.K. PLC, 4.13%, 12/02/29(a)	GBP300	394,933
CRH SMW Finance DAC, 4.25%, 07/11/35(a)	EUR400	479,091
Danaher Corp.
2.50%, 03/30/30	EUR200	228,136
3.25%, 04/29/30	EUR525	615,066
3.63%, 04/29/34	EUR200	233,386
4.00%, 04/29/38	EUR625	733,064
DH Europe Finance II SARL
0.45%, 03/18/28	EUR675	754,315
0.75%, 09/18/31	EUR600	611,912
1.35%, 09/18/39	EUR450	382,617
1.80%, 09/18/49	EUR250	181,280
DH Europe Finance SARL, 1.20%, 06/30/27	EUR500	575,909
Digital Dutch Finco BV
1.00%, 01/15/32(a)	EUR550	549,982
1.50%, 03/15/30(a)	EUR300	326,615
3.88%, 09/13/33(a)	EUR300	344,964
3.88%, 07/15/34(a)	EUR300	341,914
3.88%, 03/15/35(a)	EUR200	226,307
Digital Euro Finco LLC
1.13%, 04/09/28(a)	EUR300	337,676
Security	Par (000)	Value
United States (continued)
3.75%, 01/15/33(a)	EUR200	$228,980
4.25%, 11/20/37(a)	EUR350	395,784
Digital Intrepid Holding BV
0.63%, 07/15/31(a)	EUR400	398,480
1.38%, 07/18/32(a)	EUR100	100,493
Digital Stout Holding LLC, 3.75%, 10/17/30(a)	GBP200	253,317
Dover Corp.
0.75%, 11/04/27	EUR550	623,220
3.50%, 11/12/33	EUR300	343,985
Dow Chemical Co.(The)
1.13%, 03/15/32	EUR400	398,976
1.88%, 03/15/40	EUR250	206,126
Duke Energy Corp.
3.10%, 06/15/28	EUR350	409,146
3.75%, 04/01/31	EUR400	471,153
DXC Capital Funding DAC
0.45%, 09/15/27(a)	EUR550	620,231
4.25%, 12/09/30(a)	EUR700	803,941
Eaton Capital ULC
0.58%, 03/08/30(a)	EUR100	106,198
3.55%, 03/10/34	EUR100	115,750
3.60%, 05/21/31(a)	EUR200	236,942
3.63%, 05/09/35	EUR200	231,293
3.80%, 05/21/36(a)	EUR300	349,219
4.00%, 03/10/38	EUR125	145,940
Eli Lilly & Co.
0.50%, 09/14/33	EUR200	191,285
0.63%, 11/01/31	EUR400	407,078
1.13%, 09/14/51	EUR575	351,206
1.38%, 09/14/61	EUR100	55,686
1.63%, 06/02/26	EUR350	410,471
Emerson Electric Co., 3.50%, 03/15/37	EUR600	681,657
Equinix Canada Financing Ltd., 4.00%, 11/15/32	CAD300	215,830
Equinix Europe 2 Financing Corp. LLC
3.25%, 05/19/29	EUR300	350,289
3.25%, 03/15/31	EUR450	517,694
3.63%, 11/22/34	EUR200	225,330
3.65%, 09/03/33	EUR300	343,985
4.00%, 05/19/34	EUR300	348,694
Equinix, Inc., 0.25%, 03/15/27	EUR250	286,688
Experian Europe DAC, 1.56%, 05/16/31(a)	EUR450	481,263
Experian Finance PLC
1.38%, 06/25/26(a)	EUR200	234,344
3.25%, 04/07/32(a)	GBP200	244,353
3.51%, 12/15/33(a)	EUR400	460,139
Exxon Mobil Corp.
0.84%, 06/26/32	EUR450	453,469
1.41%, 06/26/39	EUR500	427,147
FedEx Corp.
3.50%, 07/30/32	EUR200	231,466
4.13%, 07/30/37	EUR250	289,022
Series ., 1.30%, Series ., 08/05/31	EUR307	316,041
Fidelity National Information Services, Inc.
1.00%, 12/03/28	EUR350	387,615
1.50%, 05/21/27	EUR600	692,654
2.95%, 05/21/39	EUR350	349,432
Fiserv Funding ULC
2.88%, 06/15/28	EUR200	231,975
3.50%, 06/15/32	EUR550	623,779
4.00%, 06/15/36	EUR190	214,904
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
United States (continued)
Fiserv, Inc.
1.63%, 07/01/30	EUR150	$161,889
3.00%, 07/01/31	GBP300	355,931
4.50%, 05/24/31	EUR400	480,848
Ford Credit Canada Co Cie Credit Ford Du Canada
4.79%, 09/12/29	CAD200	147,952
5.58%, 05/23/31	CAD300	226,099
5.67%, 02/20/30	CAD200	151,629
6.38%, 11/10/28	CAD400	307,511
Ford Credit Canada Co. Cie Credit Ford Du Canada
4.22%, 01/10/28	CAD400	295,094
4.92%, 01/09/31	CAD200	147,079
Ford Ctcj Co., 4.40%, 04/09/29	CAD200	146,610
Ford Motor Credit Co. LLC
3.31%, 05/17/29	EUR700	806,796
3.78%, 09/16/29	EUR100	116,468
4.07%, 08/21/30	EUR400	467,230
4.09%, 02/17/33	EUR200	228,309
4.17%, 11/21/28	EUR200	236,732
4.45%, 02/14/30	EUR400	474,475
4.45%, 09/16/32	EUR300	351,656
4.87%, 08/03/27	EUR600	716,089
5.78%, 04/30/30	GBP500	671,665
6.13%, 05/15/28	EUR500	613,694
GA Global Funding Trust
3.75%, 06/20/32(a)	EUR550	623,954
4.13%, 09/16/35(a)	EUR100	113,809
5.41%, 12/15/32(a)	GBP100	130,054
GE Capital European Funding Unlimited Co., 4.63%, 02/22/27	EUR50	59,466
General Electric Co.
1.50%, 05/17/29	EUR525	586,567
2.13%, 05/17/37	EUR600	593,102
4.13%, 09/19/35(a)	EUR250	301,008
General Mills, Inc.
3.65%, 10/23/30	EUR400	470,896
3.85%, 04/23/34	EUR300	348,121
General Motors Financial Co., Inc.
0.60%, 05/20/27(a)	EUR900	1,030,644
0.65%, 09/07/28(a)	EUR1,050	1,159,874
3.70%, 07/14/31(a)	EUR200	233,809
4.00%, 07/10/30(a)	EUR1,500	1,782,963
4.30%, 02/15/29(a)	EUR125	149,965
General Motors Financial of Canada Ltd.
5.00%, 02/09/29	CAD200	151,715
5.10%, 07/14/28	CAD200	151,573
5.20%, 02/09/28	CAD250	188,955
Series 15, 3.75%, Series 15, 02/20/31	CAD200	144,809
Global Payments, Inc., 4.88%, 03/17/31	EUR300	359,026
GO Residential Operating LLC, 4.53%, 02/13/29	CAD100	72,915
Goldman Sachs Group, Inc.
2.74%, 02/17/29, (3-mo. EURIBOR + 0.55%)(a)(b)	EUR500	581,042
3.51%, 08/17/33, (3-mo. EURIBOR + 0.95%)(a)(b)	EUR726	836,005
3.64%, 03/05/32(b)	CAD600	433,502
4.14%, 02/17/39, (3-mo. EURIBOR + 1.25%)(a)(b)	EUR975	1,118,286
Security	Par (000)	Value
United States (continued)
4.19%, 04/22/36, (5-year EURIBOR ICE Swap + 1.37%)(a)(b)	EUR375	$440,036
4.34%, 03/05/37(b)	CAD300	214,736
Goldman Sachs Group, Inc.(The)
0.25%, 01/26/28(a)	EUR1,367	1,527,263
0.88%, 01/21/30(a)	EUR200	214,798
1.00%, 03/18/33(a)	EUR650	640,377
1.63%, 07/27/26(a)	EUR455	533,005
1.88%, 12/16/30(a)	GBP450	529,873
2.00%, 03/22/28(a)	EUR550	632,819
3.13%, 07/25/29(a)	GBP450	575,811
3.50%, 01/23/33, (3-mo. EURIBOR + 1.15%)(a)(b)	EUR1,150	1,332,197
3.98%, 12/18/36, (3-mo. EURIBOR + 1.10%)(a)(b)	EUR500	578,617
7.25%, 04/10/28	GBP845	1,193,937
Series MPLE, 2.01%, 02/28/29(b)	CAD300	214,665
Haleon Netherlands Capital BV
1.75%, 03/29/30(a)	EUR450	497,795
2.13%, 03/29/34(a)	EUR200	209,340
Haleon U.K. Capital PLC
2.88%, 10/29/28(a)	GBP200	258,949
3.38%, 03/29/38(a)	GBP200	210,930
Highland Holdings SARL
0.93%, 12/15/31	EUR100	101,933
2.88%, 11/19/27	EUR550	642,649
Honeywell International, Inc.
0.75%, 03/10/32	EUR300	300,778
3.75%, 05/17/32	EUR100	117,637
3.75%, 03/01/36	EUR300	344,314
4.13%, 11/02/34	EUR352	420,797
Hyundai Capital America, 3.50%, 06/26/31(a)	EUR450	524,327
Illinois Tool Works, Inc.
2.13%, 05/22/30	EUR860	964,402
3.38%, 05/17/32	EUR850	991,191
InterContinental Hotels Group PLC, 2.13%, 05/15/27(a)	EUR700	812,954
International Business Machines Corp.
0.30%, 11/02/26	JPY100,000	634,843
0.30%, 02/11/28	EUR1,530	1,711,694
1.25%, 02/09/34	EUR300	291,966
1.25%, 02/09/34	EUR100	97,322
1.75%, 01/31/31	EUR855	930,127
2.90%, 02/10/30	EUR1,050	1,214,091
3.00%, 02/03/31	EUR225	258,746
3.15%, 02/10/33	EUR1,350	1,530,434
3.45%, 02/03/34	EUR275	314,470
3.45%, 02/10/37	EUR200	222,221
3.63%, 02/06/31	EUR100	118,091
3.80%, 02/10/45	EUR400	422,763
3.85%, 02/03/38	EUR350	399,156
4.00%, 02/06/43	EUR550	606,644
John Deere Bank SA, 3.30%, 10/15/29(a)	EUR350	412,465
John Deere Capital Corp.
2.50%, 09/11/28(a)	EUR100	115,927
3.45%, 07/16/32(a)	EUR500	586,872
John Deere Cash Management SARL, 2.20%, 04/02/32(a)	EUR350	384,432
John Deere Financial, Inc.
2.58%, 10/16/26	CAD200	147,166
3.55%, 06/12/29	CAD200	147,025

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
United States (continued)
4.38%, 07/11/28	CAD200	$150,118
5.17%, 09/15/28	CAD600	458,439
Johnson & Johnson
1.65%, 05/20/35	EUR400	402,941
2.70%, 02/26/29	EUR300	349,969
3.05%, 02/26/33	EUR400	461,988
3.20%, 06/01/32	EUR200	234,074
3.35%, 06/01/36	EUR450	517,016
3.35%, 02/26/37	EUR300	340,973
3.55%, 06/01/44	EUR550	600,226
3.60%, 02/26/45	EUR200	218,188
3.70%, 02/26/55	EUR400	422,869
Johnson Controls International PLC, 4.25%, 05/23/35	EUR430	519,536
Johnson Controls International PLC/Tyco Fire & Security Finance SCA, 3.13%, 12/11/33	EUR100	112,469
JPMorgan Chase & Co.
0.60%, 02/17/33, (3-mo. EURIBOR + 0.65%)(a)(b)	EUR550	545,687
1.05%, 11/04/32, (3-mo. EURIBOR + 0.87%)(a)(b)	EUR650	666,798
1.81%, 06/12/29, (3-mo. EURIBOR + 0.95%)(a)(b)	EUR450	513,437
1.90%, 04/28/33, (1-day SONIA+ 1.13%)(a)(b)	GBP500	565,794
1.96%, 03/23/30, (3-mo. EURIBOR + 1.13%)(a)(b)	EUR963	1,088,347
2.88%, 05/24/28(a)	EUR450	526,214
3.50%, 12/18/26(a)	GBP350	473,237
3.59%, 01/23/36, (3-mo. EURIBOR + 1.05%)(a)(b)	EUR400	457,624
3.67%, 06/06/28, (3-mo. EURIBOR + 0.60%)(a)(b)	EUR400	472,368
3.76%, 03/21/34(a)(b)	EUR1,900	2,230,088
Kraft Heinz Foods Co.
2.25%, 05/25/28(a)	EUR1,150	1,321,092
3.25%, 03/15/33	EUR200	225,246
4.13%, 07/01/27(a)	GBP100	134,333
Liberty Mutual Group, Inc., 3.88%, 09/26/35(a)	EUR700	800,180
Linde Finance BV, 0.25%, 05/19/27(a)	EUR600	685,464
Linde PLC
0.38%, 09/30/33(a)	EUR500	467,122
1.00%, 09/30/51(a)	EUR100	57,721
1.38%, 03/31/31(a)	EUR700	751,246
2.63%, 02/18/29(a)	EUR500	578,553
3.00%, 02/18/33(a)	EUR400	453,192
3.13%, 11/20/32(a)	EUR200	230,048
3.25%, 02/18/37(a)	EUR300	332,560
3.38%, 06/04/30(a)	EUR300	353,233
3.40%, 02/14/36(a)	EUR300	340,734
3.50%, 06/04/34(a)	EUR200	232,313
3.75%, 11/20/38(a)	EUR200	228,532
3.75%, 06/04/44(a)	EUR300	326,914
LKQ Dutch Bond BV, 4.13%, 03/13/31	EUR200	235,427
LYB International Finance II BV
0.88%, 09/17/26	EUR200	233,159
1.63%, 09/17/31	EUR100	105,642
ManpowerGroup, Inc., 3.75%, 12/13/30(a)	EUR300	345,576
Maple Parent Holdings Corp.
3.50%, 03/26/28(a)	EUR175	205,305
3.88%, 03/26/30(a)	EUR275	321,879
Security	Par (000)	Value
United States (continued)
4.22%, 03/26/32(a)	EUR250	$292,977
4.73%, 03/26/35(a)	EUR250	294,399
Marsh & McLennan Companies, Inc., 1.98%, 03/21/30	EUR200	222,582
MassMutual Global Funding II
3.25%, 06/11/32(a)	EUR300	342,852
4.13%, 07/15/32(a)	CAD200	147,114
4.63%, 10/05/29(a)	GBP100	133,966
5.00%, 09/29/32(a)	GBP100	133,050
Mastercard, Inc., 1.00%, 02/22/29	EUR500	553,955
McDonald's Corp.
0.90%, 06/15/26(a)	EUR400	468,539
1.60%, 03/15/31(a)	EUR500	539,170
1.75%, 05/03/28(a)	EUR900	1,030,027
2.95%, 03/15/34(a)	GBP200	229,897
3.00%, 05/31/34(a)	EUR200	221,364
3.50%, 05/21/32(a)	EUR400	465,103
3.50%, 05/15/33(a)	EUR125	144,323
3.75%, 05/31/38(a)	GBP200	219,383
3.88%, 02/20/31(a)	EUR100	119,451
4.00%, 05/15/38(a)	EUR300	344,569
4.11%, 08/21/32	CAD200	147,471
4.13%, 11/28/35(a)	EUR300	356,239
4.25%, 03/07/35(a)	EUR300	360,213
4.86%, 05/21/31	CAD200	153,609
McKesson Corp., 3.13%, 02/17/29	GBP200	259,395
Medtronic Global Holdings SCA
0.75%, 10/15/32	EUR100	99,061
1.00%, 07/02/31	EUR1,050	1,090,775
1.38%, 10/15/40	EUR200	162,820
1.75%, 07/02/49	EUR500	353,534
1.75%, 07/02/49	EUR400	282,827
3.38%, 10/15/34	EUR1,000	1,144,329
Medtronic, Inc.
2.95%, 10/15/30	EUR100	115,685
3.65%, 10/15/29	EUR225	267,629
3.88%, 10/15/36	EUR450	528,210
4.15%, 10/15/43	EUR200	226,393
4.15%, 10/15/53	EUR650	704,358
Merck & Co., Inc.
1.38%, 11/02/36	EUR200	187,506
2.50%, 10/15/34	EUR200	217,135
Metropolitan Life Global Funding I
1.95%, 03/20/28(a)	CAD400	286,668
3.25%, 03/31/30(a)	EUR400	466,555
3.25%, 12/14/32(a)	EUR100	114,491
3.50%, 09/30/26(a)	GBP400	541,980
3.75%, 12/05/30(a)	EUR350	416,586
3.75%, 12/07/31(a)	EUR400	474,848
4.00%, 04/05/28(a)	EUR800	954,074
4.00%, 01/12/33(a)	CAD300	218,430
4.15%, 06/06/33(a)	CAD100	73,281
4.50%, 11/12/30(a)	GBP100	132,891
4.64%, 04/01/27(a)	CAD200	149,317
4.75%, 08/27/31(a)	GBP100	133,761
5.00%, 01/10/30(a)	GBP500	679,347
Microsoft Corp.
2.63%, 05/02/33	EUR350	395,774
3.13%, 12/06/28	EUR300	353,462
Mohawk Capital Finance SA, 1.75%, 06/12/27	EUR300	346,814
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
United States (continued)
Molson Coors International LP, 3.44%, 07/15/26(a)	CAD200	$147,261
Mondelez International Holdings Netherlands BV, 0.88%, 10/01/31(a)	EUR700	714,886
Mondelez International, Inc.
0.75%, 03/17/33	EUR900	867,776
1.38%, 03/17/41	EUR550	445,600
1.63%, 03/08/27	EUR281	326,724
4.63%, 07/03/31	CAD200	151,566
Moody's Corp., 0.95%, 02/25/30	EUR350	376,898
Morgan Stanley
0.50%, 02/07/31, (3-mo. EURIBOR + 0.72%)(b)	EUR1,000	1,050,406
1.10%, 04/29/33, (3-mo. EURIBOR + 0.83%)(b)	EUR377	380,133
2.95%, 05/07/32, (3-mo. EURIBOR + 1.24%)(b)	EUR100	113,620
2.95%, 05/07/32, (3-mo. EURIBOR + 1.25%)(b)	EUR531	603,323
3.15%, 11/07/31, (3-mo. EURIBOR + 0.86%)(b)	EUR900	1,035,445
3.38%, 01/23/32, (3-mo. EURIBOR + 0.91%)(b)	EUR425	493,084
3.75%, 11/07/36, (3-mo. EURIBOR + 1.12%)(b)	EUR700	797,514
3.79%, 03/21/30, (3-mo. EURIBOR + 1.04%)(b)	EUR1,200	1,422,464
3.96%, 03/21/35, (3-mo. EURIBOR + 1.24%)(b)	EUR600	705,571
3.98%, 01/23/37, (3-mo. EURIBOR + 1.14%)(b)	EUR725	838,994
4.10%, 05/22/36, (3-mo. EURIBOR + 1.55%)(b)	EUR300	353,478
4.66%, 03/02/29, (3-mo. EURIBOR + 1.30%)(b)	EUR850	1,021,743
4.66%, 03/02/29, (3-mo. EURIBOR + 1.30%)(b)	EUR100	120,205
5.79%, 11/18/33, (1-day SONIA+ 2.25%)(b)	GBP200	275,527
Series ., 3.52%, Series ., 05/22/31, (3-mo. EURIBOR + 1.32%)(b)	EUR550	644,753
Series 0, 5.21%, Series 0, 10/24/35, (1-day SONIA+ 1.46%)(b)	GBP800	1,044,264
MSD Netherlands Capital BV
3.50%, 05/30/37	EUR300	340,706
3.70%, 05/30/44	EUR300	325,572
3.75%, 05/30/54	EUR300	305,844
Nasdaq, Inc.
0.88%, 02/13/30	EUR300	320,595
0.90%, 07/30/33	EUR350	336,802
1.75%, 03/28/29	EUR300	337,374
National Grid North America, Inc.
1.05%, 01/20/31(a)	EUR500	523,821
3.25%, 11/25/29(a)	EUR500	584,291
3.63%, 09/03/31(a)	EUR600	705,527
3.92%, 06/03/35(a)	EUR550	641,444
4.06%, 09/03/36(a)	EUR300	350,039
Nestle Capital Corp.
4.50%, 03/22/29(a)	GBP250	338,399
4.55%, 03/13/30(a)	AUD200	140,420
4.75%, 03/22/36(a)	GBP100	127,999
Security	Par (000)	Value
United States (continued)
Nestle Finance International Ltd.
0.01%, 06/14/26(a)	EUR250	$292,621
0.01%, 03/03/33(a)	EUR750	707,378
0.25%, 06/14/29(a)	EUR336	363,952
0.38%, 05/12/32(a)	EUR100	99,576
0.63%, 02/14/34(a)	EUR325	309,809
0.88%, 06/14/41(a)	EUR275	210,953
1.50%, 04/01/30(a)	EUR300	333,683
1.50%, 03/29/35(a)	EUR550	545,779
1.75%, 11/02/37(a)	EUR350	331,498
2.63%, 10/28/30(a)	EUR1,000	1,156,376
2.88%, 01/14/32(a)	EUR300	346,009
3.00%, 01/23/31(a)	EUR500	585,951
3.00%, 09/23/33(a)	EUR300	344,509
3.13%, 10/28/36(a)	EUR150	166,606
3.25%, 01/23/37(a)	EUR100	112,108
3.50%, 09/23/38(a)	EUR850	966,964
3.50%, 01/14/45(a)	EUR300	324,794
5.13%, 12/07/38(a)	GBP700	897,895
Nestle Holdings, Inc.
0.25%, 10/04/27(a)	CHF900	1,148,601
2.19%, 01/26/29	CAD800	570,409
2.50%, 04/04/32(a)	GBP650	774,602
Netflix, Inc.
3.63%, 06/15/30(a)	EUR100	118,767
3.88%, 11/15/29(a)	EUR700	838,606
4.63%, 05/15/29	EUR100	122,023
New York Life Global Funding
0.25%, 01/23/27(a)	EUR450	518,646
0.25%, 10/04/28(a)	EUR1,050	1,149,713
1.25%, 12/17/26(a)	GBP560	746,999
3.20%, 01/15/32(a)	EUR200	230,514
3.45%, 01/30/31(a)	EUR200	234,585
3.63%, 01/09/30(a)	EUR100	118,521
3.63%, 06/08/35(a)	EUR300	346,607
4.00%, 06/17/32(a)	CAD200	146,574
4.75%, 12/15/32(a)	GBP500	658,389
4.88%, 04/30/31(a)	GBP300	405,177
4.95%, 12/07/29(a)	GBP300	409,523
5.25%, 06/30/26	CAD400	295,777
NextEra Energy Capital Holdings, Inc.
4.00%, 05/15/56, (5-year EURIBOR ICE Swap + 1.59%)(b)	EUR700	799,066
4.20%, 02/26/56, (5-year EURIBOR ICE Swap + 1.70%)(b)	EUR300	342,632
4.67%, 06/12/35	CAD450	334,392
4.75%, 02/26/56, (5-year EURIBOR ICE Swap + 1.99%)(b)	EUR400	451,855
4.85%, 04/30/31	CAD200	153,052
6.04%, 06/17/55, (3-month BB Swap + 2.50%)(a)(b)	AUD500	353,091
Series ., 4.50%, Series ., 05/15/56, (5-year EURIBOR ICE Swap + 1.90%)(b)	EUR400	451,855
Northwestern Mutual Global Funding, 4.88%, 12/12/29(a)	GBP300	405,946
Novartis Finance SA
0.63%, 09/20/28(a)	EUR700	779,821
1.38%, 08/14/30(a)	EUR820	899,337
1.70%, 08/14/38(a)	EUR600	571,928
Omnicom Capital Holdings PLC, 2.25%, 11/22/33	GBP400	420,471

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
United States (continued)
Omnicom Finance Holdings PLC, 3.70%, 03/06/32	EUR450	$522,563
Oncor Electric Delivery Co. LLC
3.50%, 05/15/31(a)	EUR200	234,913
3.63%, 06/15/34(a)	EUR200	230,584
PACCAR Financial Europe BV, 2.50%, 11/13/28(a)	EUR550	634,619
Pacific Life Global Funding II
3.13%, 06/18/31(a)	EUR200	229,657
3.92%, 01/24/33(a)	CAD300	217,442
4.20%, 07/29/32(a)	CAD200	147,767
4.75%, 06/13/32(a)	GBP100	131,508
5.38%, 11/30/28(a)	GBP200	273,657
5.69%, 04/22/31(a)	AUD300	215,467
Parker-Hannifin Corp., 2.90%, 03/01/30	EUR100	115,349
PepsiCo, Inc.
0.40%, 10/09/32	EUR800	774,004
1.05%, 10/09/50	EUR400	242,621
1.13%, 03/18/31	EUR500	530,782
3.30%, 02/11/34	EUR200	230,416
3.45%, 07/28/37	EUR300	337,979
3.55%, 07/22/34	GBP300	364,785
4.05%, 07/28/55	EUR200	217,479
4.15%, 02/11/47	EUR200	227,108
Pfizer Netherlands International Finance BV
2.88%, 05/19/29	EUR1,100	1,279,891
3.88%, 05/19/37	EUR800	940,516
4.25%, 05/19/45	EUR100	115,595
Pfizer, Inc., 6.50%, 06/03/38(a)	GBP300	428,813
Philip Morris International, Inc.
1.45%, 08/01/39	EUR400	331,097
2.00%, 05/09/36	EUR200	195,861
3.25%, 06/06/32	EUR450	516,252
3.75%, 01/15/31	EUR100	118,572
Series ., 2.75%, Series ., 06/06/29	EUR200	230,885
PPG Industries, Inc.
2.75%, 06/01/29	EUR300	346,523
3.25%, 03/04/32	EUR300	344,308
Procter & Gamble Co.(The)
0.35%, 05/05/30	EUR500	528,751
1.20%, 10/30/28	EUR500	561,742
1.88%, 10/30/38	EUR300	287,925
2.90%, 11/03/33	EUR200	227,019
3.20%, 04/29/34	EUR600	691,823
3.65%, 11/03/45	EUR150	167,349
Prologis Euro Finance LLC
0.25%, 09/10/27	EUR300	338,600
0.50%, 02/16/32	EUR350	343,901
1.00%, 02/08/29	EUR200	220,993
1.00%, 02/06/35	EUR450	411,594
1.50%, 02/08/34	EUR150	147,990
1.50%, 09/10/49	EUR100	65,257
1.50%, 09/10/49	EUR100	65,257
1.88%, 01/05/29	EUR500	565,412
3.25%, 09/22/32	EUR125	142,586
3.88%, 09/22/37	EUR175	198,268
4.00%, 05/05/34	EUR100	117,646
4.25%, 01/31/43	EUR250	279,449
4.63%, 05/23/33	EUR200	245,418
Prologis LP
4.20%, 02/15/33	CAD600	439,612
Security	Par (000)	Value
United States (continued)
4.25%, 05/15/34	CAD900	$654,015
5.63%, 05/04/40	GBP100	127,942
Series ., 3.60%, Series ., 02/15/32	CAD200	143,036
Protective Life Global Funding, 4.80%, 11/01/30(a)	GBP200	267,921
Public Storage Operating Co.
0.88%, 01/24/32	EUR200	200,527
3.50%, 01/20/34	EUR200	227,989
PVH Corp., 3.13%, 12/15/27(a)	EUR550	643,377
Realty Income Corp.
2.50%, 01/14/42	GBP100	83,259
3.38%, 06/20/31	EUR175	201,991
4.88%, 07/06/30	EUR200	246,033
5.00%, 10/15/29	GBP100	134,911
5.25%, 09/04/41	GBP100	119,855
5.75%, 12/05/31	GBP500	687,056
6.00%, 12/05/39	GBP100	130,371
Series ., 3.88%, Series ., 06/20/35	EUR725	828,548
Robert Bosch Finance LLC
2.75%, 05/28/28(a)	EUR200	232,760
3.25%, 05/28/31(a)	EUR500	578,632
3.75%, 05/28/34(a)	EUR300	348,946
Roche Finance Europe BV
3.20%, 08/27/29(a)	EUR300	354,301
3.23%, 05/03/30(a)	EUR500	590,375
3.36%, 02/27/35(a)	EUR300	348,946
3.56%, 05/03/44(a)	EUR300	329,066
3.59%, 12/04/36(a)	EUR500	581,264
RTX Corp., 2.15%, 05/18/30	EUR100	111,633
Sanofi SA
1.25%, 04/06/29(a)	EUR500	558,700
1.25%, 03/21/34(a)	EUR300	298,097
1.50%, 04/01/30(a)	EUR100	110,681
2.63%, 06/23/29(a)	EUR100	115,891
2.75%, 03/11/31(a)	EUR200	229,989
3.00%, 05/05/29(a)	EUR400	469,078
3.00%, 06/23/32(a)	EUR200	230,523
3.38%, 05/05/33(a)	EUR600	701,942
3.75%, 05/05/37(a)	EUR200	234,045
Series 12FX, 1.38%, 03/21/30(a)	EUR1,200	1,320,853
Schlumberger Finance BV, 0.50%, 10/15/31(a)	EUR500	505,396
Schneider Electric SE
0.25%, 03/11/29(a)	EUR400	433,774
1.38%, 06/21/27(a)	EUR600	692,371
2.63%, 09/02/29(a)	EUR100	115,295
2.75%, 07/04/30(a)	EUR300	345,343
3.00%, 09/03/30(a)	EUR500	580,372
3.00%, 03/02/32(a)	EUR200	229,582
3.38%, 09/03/36(a)	EUR500	566,962
3.50%, 11/09/32(a)	EUR500	591,881
3.62%, 09/02/37(a)	EUR400	459,268
Shell International Finance BV
0.13%, 11/08/27(a)	EUR949	1,069,335
0.88%, 08/21/28(a)	CHF125	160,839
0.88%, 11/08/39(a)	EUR500	391,445
1.25%, 05/12/28(a)	EUR420	475,995
1.25%, 11/11/32(a)	EUR300	306,830
1.75%, 09/10/52(a)	GBP200	115,301
1.88%, 04/07/32(a)	EUR360	388,338
Simon International Finance SCA, 1.13%, 03/19/33(a)	EUR300	294,689
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
United States (continued)
Southern Co. (The), 1.88%, 09/15/81, (5-year EUR Swap + 2.11%)(b)	EUR550	$626,982
Stellantis NV
0.63%, 03/30/27(a)	EUR200	229,545
0.75%, 01/18/29(a)	EUR1,050	1,139,233
1.25%, 06/20/33(a)	EUR500	467,135
2.75%, 04/01/32(a)	EUR400	426,532
3.75%, 03/19/36(a)	EUR200	212,123
3.88%, 06/06/31(a)	EUR425	488,419
4.00%, 03/19/34(a)	EUR250	276,937
4.63%, 06/06/35(a)	EUR325	370,551
Stryker Corp.
2.63%, 11/30/30	EUR560	636,729
3.38%, 09/11/32	EUR500	579,917
3.63%, 09/11/36	EUR100	114,271
Sumisho Air Lease Corp., 3.70%, 04/15/30	EUR350	408,030
Swiss Re Finance U.K. PLC, 2.71%, 06/04/52, (1-year EUR Swap + 3.75%)(a)(b)	EUR800	863,657
Thermo Fisher Scientific Finance I BV
0.80%, 10/18/30	EUR500	527,517
1.13%, 10/18/33	EUR500	493,689
1.63%, 10/18/41	EUR500	412,591
2.00%, 10/18/51	EUR300	218,085
3.63%, 12/01/35	EUR400	461,282
Thermo Fisher Scientific, Inc.
0.50%, 03/01/28	EUR575	644,753
0.88%, 10/01/31	EUR550	566,421
1.50%, 10/01/39	EUR300	259,701
1.88%, 10/01/49	EUR550	402,898
2.38%, 04/15/32	EUR500	553,891
3.65%, 11/21/34	EUR100	116,918
Time Warner Cable LLC
5.25%, 07/15/42	GBP300	321,798
5.75%, 06/02/31	GBP350	467,559
Timken Co. (The), 4.13%, 05/23/34	EUR200	234,023
T-Mobile USA, Inc.
3.15%, 02/11/32	EUR300	344,374
3.20%, 02/19/32	EUR275	316,385
3.50%, 02/11/37	EUR450	501,296
3.55%, 05/08/29	EUR100	118,252
3.63%, 02/19/35	EUR325	372,981
3.70%, 05/08/32	EUR300	354,443
3.80%, 02/11/45	EUR300	316,290
3.85%, 05/08/36	EUR200	232,272
3.90%, 02/19/38	EUR375	428,543
Toyota Motor Credit Corp.
0.13%, 11/05/27(a)	EUR400	449,352
0.25%, 07/16/26(a)	EUR350	408,639
0.75%, 11/19/26(a)	GBP700	933,563
3.63%, 07/15/31(a)	EUR300	354,820
4.05%, 09/13/29(a)	EUR500	601,031
5.63%, 10/23/28(a)	GBP200	276,612
U.S. Bancorp, 4.01%, 05/21/32, (3-mo. EURIBOR + 1.20%)(b)	EUR200	238,446
United Parcel Service, Inc.
1.50%, 11/15/32	EUR300	309,360
5.13%, 02/12/50(a)	GBP200	232,345
Upjohn Finance BV, 1.91%, 06/23/32(a)	EUR400	413,161
Ventas Canada Finance Ltd.
2.45%, 01/04/27	CAD200	146,626
5.10%, 03/05/29	CAD400	304,340
Security	Par (000)	Value
United States (continued)
5.40%, 04/21/28	CAD200	$152,022
Veralto Corp., 4.15%, 09/19/31	EUR250	298,611
Verizon Communications, Inc.
0.38%, 03/22/29	EUR627	679,794
1.00%, 11/30/27(a)	CHF400	514,875
1.30%, 05/18/33	EUR1,150	1,144,933
1.38%, 11/02/28	EUR500	562,831
1.85%, 05/18/40	EUR639	555,661
2.38%, 03/22/28	CAD200	144,232
2.63%, 12/01/31	EUR900	1,006,014
3.00%, 03/23/31	AUD200	126,814
3.38%, 10/27/36	GBP450	484,247
3.75%, 02/28/36	EUR100	114,669
3.75%, 08/06/37	EUR400	453,280
4.05%, 03/22/51	CAD100	60,532
4.50%, 08/17/27(a)	AUD200	142,561
4.75%, 02/17/34	GBP800	1,020,537
4.75%, 10/31/34	EUR300	372,392
Series ., 4.00%, Series ., 06/15/56, (5-year EURIBOR ICE Swap + 1.61%)(b)	EUR700	798,952
Series .., 4.25%, Series .., 08/15/56, (5-year EURIBOR ICE Swap + 1.72%)(b)	EUR1,025	1,169,909
Series .., 5.74%, Series .., 06/15/56, (5-year UK Government Bond + 1.82%)(b)	GBP300	396,701
Series .., 5.74%, Series .., 08/15/56, (5-year UK Government Bond + 1.71%)(b)	GBP500	655,020
Series 20Y, 2.88%, 01/15/38	EUR500	516,272
Series MPLE, 2.50%, 05/16/30	CAD200	140,165
Series MPLE, 3.63%, Series MPLE, 05/16/50	CAD400	226,191
Visa, Inc.
2.00%, 06/15/29	EUR600	683,337
2.38%, 06/15/34	EUR200	216,611
3.13%, 05/15/33	EUR300	344,861
3.50%, 05/15/37	EUR850	973,244
Walmart, Inc.
4.88%, 09/21/29	EUR600	746,108
5.63%, 03/27/34(a)	GBP550	770,833
5.75%, 12/19/30	GBP395	560,555
Wells Fargo & Co.
0.63%, 03/25/30(a)	EUR1,050	1,109,205
0.63%, 08/14/30(a)	EUR100	104,459
1.50%, 05/24/27(a)	EUR450	520,579
1.74%, 05/04/30, (3-mo. EURIBOR + 1.85%)(a)(b)	EUR920	1,029,249
2.13%, 09/24/31(a)	GBP300	348,548
2.50%, 05/02/29(a)	GBP600	758,194
2.77%, 07/23/29(a)	EUR300	347,794
3.50%, 09/12/29(a)	GBP200	258,588
3.87%, 07/23/36(a)	EUR300	347,816
3.90%, 07/22/32, (3-mo. EURIBOR + 1.22%)(a)(b)	EUR650	771,150
Series MPLE, 2.49%, 02/18/27	CAD300	219,810
Welltower OP LLC, 4.80%, 11/20/28	GBP700	940,051
WMG Acquisition Corp.
2.25%, 08/15/31(a)	EUR100	109,969
2.75%, 07/15/28(a)	EUR100	115,577
WP Carey, Inc.
3.25%, 10/02/31	EUR300	343,211

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
United States (continued)
3.75%, 05/10/35	EUR200	$224,304
4.25%, 07/23/32	EUR400	476,417
WPC Eurobond BV
1.35%, 04/15/28	EUR200	225,786
1.35%, 04/15/28	EUR300	338,680
Zimmer Biomet Holdings, Inc., 3.52%, 12/15/32	EUR200	230,465
		324,218,678
Total Corporate Bonds & Notes — 18.5% (Cost: $2,422,008,394)		2,474,879,626
Foreign Government Obligations(e)
Andorra — 0.0%
Andorra International Bonds, 1.25%, 05/06/31(a)	EUR200	210,852
Australia — 2.5%
Airservices Australia
5.35%, 11/15/37	AUD700	481,797
5.40%, 11/15/28	AUD200	144,701
Australia Government Bonds
1.00%, 12/21/30(a)	AUD18,140	11,069,311
1.00%, 11/21/31(a)	AUD20,840	12,283,350
1.25%, 05/21/32	AUD12,166	7,146,166
1.50%, 06/21/31(a)	AUD17,430	10,724,115
1.75%, 11/21/32(a)	AUD9,791	5,842,126
1.75%, 06/21/51(a)	AUD7,266	2,610,855
2.25%, 05/21/28(a)	AUD21,391	14,673,423
2.50%, 05/21/30(a)	AUD20,581	13,637,480
2.75%, 11/21/27(a)	AUD27,728	19,389,669
2.75%, 11/21/28(a)	AUD19,771	13,578,039
2.75%, 11/21/29(a)	AUD14,912	10,064,146
2.75%, 06/21/35(a)	AUD8,285	4,995,021
2.75%, 05/21/41(a)	AUD4,489	2,412,027
3.00%, 11/21/33(a)	AUD4,990	3,168,612
3.00%, 03/21/47(a)	AUD4,956	2,514,789
3.25%, 04/21/29(a)	AUD13,859	9,585,618
3.25%, 06/21/39(a)	AUD3,717	2,197,454
3.50%, 12/21/34(a)	AUD15,436	9,986,557
3.75%, 05/21/34(a)	AUD6,851	4,552,004
3.75%, 04/21/37(a)	AUD2,629	1,686,121
4.25%, 06/21/34(a)	AUD12,770	8,780,680
4.25%, 12/21/35(a)	AUD7,100	4,820,001
4.25%, 03/21/36(a)	AUD8,440	5,719,326
4.25%, 10/21/36(a)	AUD2,140	1,443,190
4.50%, 04/21/33(a)	AUD10,410	7,342,572
4.75%, 04/21/27(a)	AUD2,161	1,557,117
4.75%, 10/21/37(a)	AUD7,170	5,019,606
4.75%, 06/21/54(a)	AUD7,650	4,994,162
Australian Capital Territory
1.75%, 10/23/31(a)	AUD300	180,206
2.50%, 05/21/26(a)	AUD60	43,159
4.50%, 10/23/34(a)	AUD1,000	665,427
4.75%, 10/23/30(a)	AUD1,000	708,222
5.00%, 10/23/35	AUD1,850	1,259,554
5.25%, 10/23/36(a)	AUD300	206,232
Export Finance & Insurance Corp.
4.79%, 04/30/29	AUD200	143,424
5.40%, 04/30/36	AUD400	286,356
Housing Australia, 1.52%, 05/27/30(a)	AUD500	312,973
Security	Par (000)	Value
Australia (continued)
New South Wales Treasury Corp.
1.25%, 11/20/30	AUD1,530	$934,476
1.50%, 02/20/32(a)	AUD3,400	2,003,375
1.75%, 03/20/34(a)	AUD5,825	3,218,732
2.00%, 03/20/31	AUD1,000	626,059
2.00%, 03/08/33	AUD3,320	1,943,455
2.25%, 11/20/40	AUD300	137,238
2.25%, 05/07/41	AUD1,050	478,492
2.25%, 05/20/42	AUD1,000	441,279
2.50%, 11/22/32(a)	AUD3,450	2,109,130
3.00%, 05/20/27(a)	AUD5,600	3,961,361
3.00%, 03/20/28	AUD4,040	2,812,687
3.00%, 11/15/28(a)	AUD1,390	955,936
3.00%, 04/20/29(a)	AUD1,350	921,542
3.00%, 02/20/30(a)	AUD2,500	1,678,902
4.00%, 05/20/26(a)	AUD800	575,889
4.25%, 02/20/36(a)	AUD2,458	1,593,512
4.75%, 02/20/35(a)	AUD4,450	3,044,238
4.75%, 09/20/35(a)	AUD3,090	2,096,695
4.75%, 02/20/37(a)	AUD4,250	2,830,379
5.25%, 10/17/34(a)	AUD1,000	711,361
5.25%, 02/24/38(a)	AUD3,600	2,476,434
5.25%, 02/22/39	AUD1,810	1,234,918
Northern Territory Treasury Corp.
2.00%, 05/21/29	AUD400	263,579
2.50%, 05/21/32	AUD900	551,633
2.75%, 04/21/27	AUD400	282,573
4.10%, 11/21/42(a)	AUD200	108,796
5.25%, 03/21/34	AUD1,200	841,010
5.75%, 04/21/37	AUD300	211,872
6.00%, 04/21/39(a)	AUD700	495,416
Queensland Treasury Corp.
1.25%, 03/10/31(a)(f)	AUD650	392,249
1.50%, 03/02/32(a)(f)	AUD700	412,340
1.50%, 08/20/32(a)(f)	AUD3,870	2,232,636
1.75%, 08/21/31(a)(f)	AUD1,710	1,040,903
1.75%, 07/20/34(a)(f)	AUD2,030	1,104,032
2.00%, 08/22/33	AUD5,950	3,419,561
2.25%, 11/20/41(a)(f)	AUD1,000	436,921
2.50%, 03/06/29(a)	AUD3,320	2,244,616
2.75%, 08/20/27(a)(f)	AUD950	666,918
3.25%, 07/21/28(a)(f)	AUD1,323	920,679
3.25%, 08/21/29(a)(f)	AUD5,942	4,061,632
3.25%, 05/21/35(a)	EUR700	807,382
3.38%, 03/18/36(a)	EUR900	1,041,600
3.50%, 08/21/30(a)(f)	AUD2,000	1,357,149
4.20%, 02/20/47(a)(f)	AUD300	165,348
4.50%, 03/09/33(a)(f)	AUD1,000	690,439
4.50%, 08/22/35(a)(f)	AUD4,550	3,022,334
4.75%, 02/02/34(a)(f)	AUD1,800	1,247,566
5.00%, 03/10/36(a)(f)	AUD1,000	686,553
5.00%, 07/21/37(a)(f)	AUD1,750	1,181,934
5.25%, 07/21/36(a)(f)	AUD1,440	1,004,486
5.25%, 08/13/38(a)(f)	AUD2,850	1,944,542
South Australian Government Financing Authority
1.75%, 05/24/32(a)	AUD2,250	1,331,765
1.75%, 05/24/34(a)	AUD300	164,386
2.00%, 05/23/36(a)	AUD700	363,859
2.75%, 05/24/30	AUD1,000	660,863
3.00%, 09/20/27(a)	AUD350	246,040
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Australia (continued)
4.00%, 05/24/29(a)	AUD2,000	$1,402,466
4.50%, 05/23/31(a)	AUD1,850	1,297,709
4.50%, 05/24/33(a)	AUD700	480,141
4.75%, 05/24/35(a)	AUD1,450	985,585
4.75%, 05/24/38(a)	AUD1,740	1,140,192
Tasmanian Public Finance Corp.
2.00%, 01/24/30(a)	AUD550	354,792
2.25%, 01/22/32(a)	AUD100	61,162
3.75%, 01/22/29(a)	AUD500	348,955
4.75%, 01/25/35	AUD400	269,071
5.25%, 01/23/36	AUD1,250	864,666
5.50%, 01/16/37	AUD500	349,168
Treasury Corp. of Victoria
1.25%, 11/19/27	AUD2,500	1,705,952
1.50%, 11/20/30	AUD6,960	4,293,776
1.50%, 09/10/31	AUD5,340	3,192,912
2.00%, 09/17/35	AUD5,600	2,970,206
2.00%, 11/20/37	AUD2,440	1,191,387
2.25%, 09/15/33(a)	AUD8,320	4,849,087
2.25%, 11/20/34	AUD5,160	2,887,545
2.25%, 11/20/41	AUD300	132,194
2.40%, 08/18/50	AUD700	261,359
2.50%, 10/22/29	AUD2,890	1,917,988
3.00%, 10/20/28(a)	AUD1,760	1,211,888
3.63%, 09/29/40(a)	EUR1,000	1,147,125
4.25%, 12/20/32	AUD5,120	3,472,196
4.75%, 09/15/36	AUD5,080	3,387,941
5.00%, 11/20/40	AUD2,000	1,290,558
5.25%, 09/15/44	AUD500	323,313
5.50%, 11/17/26	AUD3,300	2,387,959
5.50%, 09/15/39	AUD2,650	1,826,379
Western Australian Treasury Corp.
1.50%, 10/22/30	AUD500	310,169
1.75%, 10/22/31	AUD1,000	607,362
2.00%, 10/24/34(a)	AUD2,100	1,166,045
2.75%, 07/24/29(a)	AUD1,900	1,280,530
3.00%, 10/21/26(a)	AUD900	643,598
3.00%, 10/21/27(a)	AUD1,540	1,080,875
3.25%, 07/20/28(a)	AUD750	521,979
4.25%, 07/20/33	AUD400	271,387
4.50%, 07/21/32	AUD700	487,015
4.75%, 10/24/35(a)	AUD2,150	1,469,219
5.00%, 10/21/37(a)	AUD500	340,346
5.75%, 10/24/39	AUD1,000	719,209
		333,516,696
Austria — 0.8%
Autobahnen- und Schnell- strassen-Finanzierungs AG
0.10%, 07/09/29(a)	EUR400	429,905
2.50%, 03/25/30(a)	EUR500	577,614
2.75%, 10/02/34(a)	EUR1,000	1,128,607
KAF Karntner Ausgleichszahlungs-Fonds, 0.00%, 01/14/32(a)(g)	EUR450	431,562
Republic of Austria Government Bonds
0.01%, 10/20/28(f)	EUR2,450	2,694,223
0.01%, 02/20/30(a)(f)	EUR2,593	2,740,494
0.01%, 02/20/31(f)	EUR10,355	10,610,289
0.01%, 10/20/40(a)(f)	EUR640	449,391
0.25%, 10/20/36(a)(f)	EUR2,805	2,406,389
0.50%, 02/20/29(a)(f)	EUR2,774	3,064,958
0.70%, 04/20/71(a)(f)	EUR760	310,925
Security	Par (000)	Value
Austria (continued)
0.75%, 02/20/28(a)(f)	EUR3,417	$3,880,286
0.75%, 03/20/51(f)	EUR3,290	1,981,508
0.85%, 06/30/2120(a)(f)	EUR2,257	809,949
0.90%, 02/20/32(a)(f)	EUR4,299	4,500,277
1.50%, 02/20/47(a)(f)	EUR3,758	2,991,142
1.50%, 11/02/86(a)(f)	EUR1,211	668,672
1.85%, 05/23/49(f)	EUR2,788	2,313,836
2.10%, 09/20/2117(a)(f)	EUR2,271	1,559,169
2.40%, 05/23/34(a)(f)	EUR4,793	5,329,573
2.50%, 10/20/29(a)(f)	EUR11,200	13,031,831
2.80%, 09/20/32(f)	EUR5,730	6,647,250
2.90%, 05/23/29(a)(f)	EUR1,200	1,416,587
2.90%, 02/20/33(a)(f)	EUR5,479	6,373,748
2.90%, 02/20/34(a)(f)	EUR4,040	4,665,496
2.95%, 02/20/35(a)(f)	EUR6,180	7,107,342
3.15%, 06/20/44(a)(f)	EUR2,322	2,532,209
3.15%, 10/20/53(a)(f)	EUR3,030	3,151,287
3.20%, 07/15/39(a)	EUR7,090	8,049,495
3.45%, 10/20/30(a)(f)	EUR1,361	1,638,582
3.80%, 01/26/62(a)(f)	EUR1,942	2,261,715
4.15%, 03/15/37(a)(f)	EUR3,718	4,684,138
6.25%, 07/15/27	EUR958	1,171,401
State of Lower Austria
3.13%, 10/30/36	EUR300	339,993
3.50%, 03/25/38	EUR200	232,781
3.63%, 10/04/33	EUR200	238,100
		112,420,724
Belgium — 1.4%
Belfius Bank SA, 5.25%, 04/19/33, (5-year EUR Swap + 2.45%)(a)(b)	EUR800	962,489
Communaute Francaise de Belgique
1.63%, 05/03/32(a)	EUR300	317,768
3.38%, 06/22/34(a)	EUR500	573,412
3.80%, 06/22/40(a)	EUR300	333,987
4.15%, 06/22/41(a)	EUR1,300	1,492,635
Kingdom of Belgium Government Bonds
0.01%, 10/22/27(a)(f)	EUR300	338,656
0.01%, 10/22/31(a)(f)	EUR5,960	5,928,556
0.10%, 06/22/30(a)(f)	EUR2,877	3,010,659
0.35%, 06/22/32(f)	EUR1,550	1,538,351
0.35%, 06/22/32(a)(f)	EUR5,270	5,230,393
0.40%, 06/22/40(f)	EUR3,390	2,468,573
0.65%, 06/22/71(f)	EUR6,325	2,248,836
0.80%, 06/22/28(f)	EUR10,570	11,916,117
0.90%, 06/22/29(a)(f)	EUR24,190	26,778,641
1.00%, 06/22/31(a)(f)	EUR8,627	9,155,745
1.25%, 04/22/33(a)(f)	EUR2,791	2,883,334
1.40%, 06/22/53(f)	EUR2,660	1,669,553
1.45%, 06/22/37(a)(f)	EUR2,411	2,257,394
1.60%, 06/22/47(a)(f)	EUR4,613	3,450,472
1.70%, 06/22/50(f)	EUR3,057	2,203,815
1.90%, 06/22/38(a)(f)	EUR1,344	1,290,269
2.15%, 06/22/66(f)	EUR2,858	1,961,344
2.25%, 06/22/57(a)(f)	EUR1,757	1,321,410
2.60%, 10/22/30(a)(f)	EUR2,480	2,865,398
2.75%, 04/22/39(a)(f)	EUR1,347	1,409,088
2.85%, 10/22/34(a)(f)	EUR4,051	4,558,263
3.00%, 06/22/33(a)(f)	EUR6,927	7,999,114
3.00%, 06/22/34(a)(f)	EUR1,758	2,010,016
3.10%, 06/22/35(a)(f)	EUR9,061	10,299,459
3.30%, 06/22/54(a)(f)	EUR3,443	3,355,876

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Belgium (continued)
3.40%, 06/22/36(f)	EUR1,720	$1,983,119
3.45%, 06/22/42(a)(f)	EUR4,830	5,272,499
3.45%, 06/22/43(a)(f)	EUR1,154	1,248,207
3.50%, 06/22/55(a)(f)	EUR4,482	4,502,531
3.75%, 06/22/45(a)	EUR3,061	3,410,834
4.00%, 03/28/32(a)	EUR2,120	2,607,378
4.25%, 03/28/41(a)(f)	EUR4,005	4,858,438
4.35%, 06/22/56(f)	EUR1,870	2,175,529
5.00%, 03/28/35(a)(f)	EUR5,998	7,856,709
5.50%, 03/28/28(a)	EUR5,977	7,371,677
Ministeries Van de Vlaamse Gemeenschap
0.13%, 10/15/35(a)	EUR400	338,751
0.30%, 10/20/31(a)	EUR500	501,284
0.88%, 03/21/46(a)	EUR300	191,516
1.00%, 10/13/36(a)	EUR400	358,092
1.50%, 07/12/38(a)	EUR100	89,780
1.50%, 04/11/44(a)	EUR100	77,174
2.75%, 10/22/29(a)	EUR400	465,281
3.00%, 10/12/32(a)	EUR300	345,024
3.13%, 06/22/34(a)	EUR1,200	1,368,753
3.25%, 06/22/37(a)	EUR1,000	1,110,840
3.25%, 01/12/43(a)	EUR400	414,948
3.38%, 06/22/35(a)	EUR900	1,032,322
3.38%, 06/22/36(a)	EUR700	794,958
3.50%, 06/22/45(a)	EUR900	948,206
3.63%, 06/22/32(a)	EUR500	596,550
3.68%, 06/22/40(a)	EUR1,700	1,902,732
4.00%, 09/26/42(a)	EUR700	802,575
4.25%, 06/22/50(a)	EUR600	682,132
Region Wallonne Belgium
1.25%, 05/03/34(a)	EUR500	488,352
1.25%, 06/22/71(a)	EUR200	90,356
3.13%, 06/22/32(a)	EUR500	573,665
3.50%, 10/22/34(a)	EUR700	806,413
3.50%, 06/22/35(a)	EUR400	456,354
3.50%, 03/15/43(a)	EUR1,700	1,767,103
3.75%, 04/22/39(a)	EUR400	449,597
3.90%, 06/22/54(a)	EUR300	307,288
4.38%, 06/22/45(a)	EUR500	574,475
		180,651,065
Bulgaria — 0.1%
Bulgaria Government International Bonds
1.38%, 09/23/50(a)	EUR200	128,057
2.63%, 03/26/27(a)	EUR100	117,251
3.00%, 03/21/28(a)	EUR200	235,231
3.13%, 03/26/35(a)	EUR100	111,872
3.38%, 07/18/35(a)	EUR600	679,425
3.50%, 05/07/34(a)	EUR500	578,889
3.63%, 09/05/32(a)	EUR500	592,453
4.13%, 09/23/29(a)	EUR300	364,873
4.13%, 05/07/38(a)	EUR600	696,618
4.13%, 07/18/45(a)	EUR600	666,713
4.25%, 09/05/44(a)	EUR500	572,766
4.38%, 05/13/31(a)	EUR560	692,860
4.63%, 09/23/34(a)	EUR800	1,001,429
4.88%, 05/13/36(a)	EUR500	631,766
		7,070,203
Canada — 4.8%
British Columbia Investment Management Corp., 4.00%, 06/02/35	CAD1,930	1,423,389
Security	Par (000)	Value
Canada (continued)
Canada Government Bonds
2.50%, 05/01/28	CAD17,700	$12,916,229
3.25%, 06/01/36	CAD5,640	4,032,036
4.00%, 03/01/29	CAD7,100	5,362,682
Canada Housing Trust No. 1
1.10%, 12/15/26(f)	CAD1,000	729,843
1.10%, 03/15/31(f)	CAD900	597,554
1.25%, 06/15/26(f)	CAD1,800	1,323,449
1.40%, 03/15/31(f)	CAD1,060	714,242
1.55%, 12/15/26(f)	CAD1,800	1,317,498
1.60%, 12/15/31(f)	CAD650	434,998
1.75%, 06/15/30(f)	CAD970	673,865
1.90%, 09/15/26(f)	CAD1,160	852,358
1.90%, 03/15/31(f)	CAD1,100	759,310
2.10%, 09/15/29(f)	CAD2,590	1,842,913
2.15%, 12/15/31(f)	CAD1,500	1,034,695
2.35%, 06/15/27(f)	CAD1,500	1,098,832
2.35%, 03/15/28(f)	CAD350	254,825
2.45%, 12/15/31(f)	CAD1,000	701,004
2.65%, 03/15/28(f)	CAD1,300	951,675
2.65%, 12/15/28(f)	CAD920	670,103
2.85%, 06/15/30(f)	CAD5,020	3,643,285
2.85%, 12/15/30	CAD5,500	3,976,684
2.90%, 12/15/29(f)	CAD4,040	2,946,768
3.10%, 06/15/28(f)	CAD2,000	1,475,128
3.20%, 06/15/31(f)	CAD4,500	3,292,845
3.45%, 03/15/35	CAD1,500	1,083,988
3.50%, 12/15/34(f)	CAD4,380	3,182,050
3.50%, 03/15/36	CAD6,900	4,962,659
3.55%, 09/15/32(f)	CAD4,790	3,543,479
3.60%, 12/15/27(f)	CAD1,000	744,101
3.60%, 09/15/35	CAD3,400	2,476,865
3.65%, 06/15/33(f)	CAD4,640	3,439,379
3.70%, 06/15/29(f)	CAD5,500	4,117,164
3.80%, 06/15/27(f)	CAD1,000	744,281
3.95%, 06/15/28(f)	CAD2,500	1,875,861
4.15%, 06/15/33(f)	CAD1,570	1,199,826
4.25%, 12/15/28(f)	CAD5,000	3,789,090
4.25%, 03/15/34(f)	CAD7,070	5,426,004
Canadian Government Bonds
0.50%, 12/01/30	CAD21,279	13,896,724
1.00%, 06/01/27	CAD7,277	5,256,743
1.25%, 06/01/30	CAD16,022	10,948,018
1.50%, 06/01/31	CAD16,534	11,198,689
1.50%, 12/01/31	CAD12,697	8,511,121
1.75%, 12/01/53	CAD11,978	5,587,125
2.00%, 06/01/28	CAD5,000	3,610,700
2.00%, 06/01/32	CAD8,911	6,089,727
2.00%, 12/01/51	CAD16,269	8,262,687
2.25%, 02/01/28	CAD3,870	2,816,569
2.25%, 06/01/29	CAD1,930	1,388,392
2.25%, 12/01/29(f)	CAD1,390	994,745
2.50%, 08/01/27	CAD4,000	2,933,252
2.50%, 11/01/27	CAD23,700	17,353,010
2.50%, 12/01/32	CAD8,565	5,993,272
2.75%, 05/01/27	CAD18,130	13,349,430
2.75%, 09/01/27	CAD14,332	10,539,758
2.75%, 03/01/30	CAD12,233	8,885,704
2.75%, 09/01/30	CAD10,400	7,529,192
2.75%, 03/01/31	CAD20,055	14,470,498
2.75%, 06/01/33	CAD5,170	3,657,554
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Canada (continued)
2.75%, 12/01/48	CAD6,240	$3,817,790
2.75%, 12/01/55	CAD8,541	4,992,248
2.75%, 12/01/64	CAD3,951	2,227,546
3.00%, 06/01/34	CAD16,220	11,565,377
3.25%, 09/01/28	CAD6,916	5,121,508
3.25%, 12/01/33	CAD4,935	3,593,733
3.25%, 12/01/34	CAD9,230	6,678,649
3.25%, 06/01/35	CAD10,200	7,354,294
3.25%, 12/01/35	CAD14,860	10,669,754
3.50%, 03/01/28	CAD6,610	4,915,095
3.50%, 09/01/29	CAD24,421	18,218,908
3.50%, 03/01/34	CAD480	355,114
3.50%, 12/01/45	CAD6,069	4,272,008
3.50%, 12/01/57	CAD9,060	6,150,650
4.00%, 06/01/41	CAD15,903	12,050,913
5.00%, 06/01/37	CAD4,919	4,072,533
5.75%, 06/01/33	CAD6,240	5,274,539
CDP Financial, Inc.
2.75%, 02/13/32(a)	EUR250	286,325
3.00%, 04/11/29(a)	EUR1,000	1,173,496
3.25%, 09/30/35(a)	EUR1,250	1,438,702
4.10%, 06/13/30(a)	AUD200	138,380
City of Montreal Canada
2.40%, 12/01/41	CAD200	110,463
3.00%, 09/01/27	CAD300	221,124
3.15%, 12/01/36	CAD250	166,526
3.50%, 12/01/38	CAD700	467,991
3.90%, 09/01/34	CAD200	146,418
3.90%, 09/01/35	CAD500	362,267
4.25%, 09/01/33	CAD200	150,994
4.40%, 12/01/43	CAD600	421,585
4.75%, 12/01/45	CAD200	145,084
City of Ottawa Ontario
2.50%, 05/11/51	CAD100	48,827
3.10%, 07/27/48	CAD100	56,161
3.75%, 10/02/34	CAD300	218,489
4.10%, 12/06/52	CAD200	131,006
City of Toronto Canada
2.15%, 08/25/40	CAD400	221,413
2.40%, 06/07/27	CAD250	183,165
2.80%, 11/22/49	CAD200	104,907
2.90%, 04/29/51	CAD250	132,536
2.95%, 04/28/35	CAD50	33,960
3.20%, 08/01/48	CAD100	57,130
3.25%, 04/20/32	CAD400	288,973
3.50%, 06/02/36	CAD400	279,210
4.00%, 12/02/34	CAD500	370,136
4.30%, 06/01/52	CAD100	67,707
4.50%, 03/11/55	CAD700	487,223
4.55%, 10/29/54	CAD400	281,219
4.90%, 05/15/54	CAD200	148,246
City of Winnipeg Canada, 4.65%, 06/01/64	CAD300	211,285
CPPIB Capital, Inc.
0.25%, 01/18/41(a)	EUR290	205,868
0.75%, 02/02/37(a)	EUR750	659,883
1.13%, 12/14/29(a)	GBP250	301,136
1.25%, 12/07/27(a)	GBP1,250	1,613,495
1.63%, 10/22/71(a)	GBP250	113,091
1.95%, 09/30/29(a)	CAD500	353,080
3.25%, 03/08/28(a)	CAD1,000	739,256
3.25%, 08/27/35(a)	EUR750	866,417
Security	Par (000)	Value
Canada (continued)
3.25%, 07/21/36(a)	EUR1,000	$1,147,177
3.35%, 12/02/30(a)	CAD500	367,982
3.60%, 06/02/29(a)	CAD1,000	744,674
3.90%, 10/30/28(a)	AUD2,000	1,409,359
3.95%, 06/02/32(a)	CAD500	376,215
4.00%, 06/02/35(a)	CAD1,920	1,422,965
4.20%, 05/02/28(a)	AUD500	355,955
4.30%, 06/02/34(a)	CAD1,400	1,066,911
4.50%, 07/22/27(a)	GBP250	339,844
4.60%, 01/16/30(a)	AUD600	425,854
4.75%, 06/02/33(a)	CAD500	392,743
5.20%, 03/04/34(a)	AUD400	283,962
5.30%, 03/10/36	AUD800	562,954
Export Development Canada
2.63%, 01/18/29(a)	EUR500	582,671
2.63%, 01/28/31(a)	EUR2,000	2,310,237
2.75%, 01/22/30(a)	EUR600	699,492
2.88%, 01/19/28(a)	EUR1,000	1,174,327
3.88%, 10/03/28(a)	GBP550	735,794
First Nations Finance Authority, 4.05%, 06/01/35	CAD500	370,639
Government of Newfoundland and Labrador
1.75%, 06/02/30	CAD600	415,205
2.05%, 06/02/31	CAD300	206,476
2.65%, 10/17/50	CAD1,400	710,915
2.85%, 06/02/28	CAD500	366,395
2.85%, 06/02/29	CAD870	633,411
3.00%, 06/02/26	CAD130	95,762
3.15%, 06/02/30	CAD600	438,521
3.15%, 12/02/52	CAD300	166,079
3.25%, 06/02/32	CAD800	578,068
3.30%, 10/17/46	CAD250	148,212
3.70%, 10/17/48	CAD420	261,533
3.85%, 12/02/34	CAD1,000	733,100
4.00%, 06/02/35	CAD1,000	738,128
4.10%, 10/17/54	CAD400	261,613
4.15%, 06/02/33	CAD500	377,989
4.60%, 10/17/55	CAD400	284,733
Hydro-Quebec
2.00%, 09/01/28	CAD500	359,037
2.10%, 02/15/60	CAD2,580	1,066,519
3.40%, 09/01/29	CAD700	518,012
3.55%, 09/01/32	CAD1,600	1,172,992
3.60%, 09/01/33	CAD1,200	874,504
4.00%, 02/15/55	CAD1,890	1,229,237
4.00%, 02/15/63	CAD3,900	2,513,155
4.00%, 02/15/65	CAD3,300	2,122,258
5.00%, 02/15/45	CAD1,100	838,928
5.00%, 02/15/50	CAD1,620	1,233,751
6.00%, 08/15/31	CAD200	164,959
6.00%, 02/15/40	CAD910	779,156
6.50%, 02/15/35	CAD400	349,594
Labrador-Island Link Funding Trust
3.85%, 12/01/53(f)	CAD300	193,916
Series A, 3.76%, 06/01/33(f)	CAD300	222,779
Municipal Finance Authority of British Columbia
3.30%, 04/08/32	CAD200	145,160
3.35%, 06/01/27	CAD500	370,215
3.40%, 06/03/31	CAD300	220,311
3.75%, 12/03/34	CAD200	145,530

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Canada (continued)
4.05%, 12/03/33	CAD200	$149,942
4.50%, 12/03/28	CAD1,000	760,612
4.75%, 05/04/46	CAD600	440,931
Muskrat Falls/Labrador Transmission Assets Funding Trust
3.38%, 06/01/57	CAD200	117,554
Series A, 3.63%, 06/01/29(f)	CAD300	223,781
OMERS Finance Trust
3.13%, 01/25/29(a)	EUR400	470,664
3.25%, 01/28/35(a)	EUR250	288,597
Ontario Electricity Financial Corp., 8.25%, 06/22/26	CAD300	222,701
Ontario Teachers' Finance Trust
0.10%, 05/19/28(a)	EUR450	499,235
0.90%, 05/20/41(a)	EUR810	629,045
1.85%, 05/03/32(a)	EUR850	922,130
2.85%, 12/04/31(a)	EUR700	807,528
OPB Finance Trust, Series F 2.98%, 01/25/27	CAD400	294,597
Province of Alberta Canada
1.65%, 06/01/31	CAD2,000	1,353,738
2.05%, 06/01/30	CAD2,600	1,825,470
2.20%, 06/01/26	CAD300	220,841
2.55%, 06/01/27	CAD1,080	793,018
2.90%, 12/01/28	CAD1,050	769,537
2.90%, 09/20/29	CAD300	218,736
2.95%, 06/01/52	CAD770	421,815
3.05%, 12/01/48	CAD2,530	1,442,810
3.10%, 06/01/50	CAD3,040	1,733,794
3.13%, 10/16/34(a)	EUR1,100	1,265,638
3.15%, 06/01/32	CAD800	576,990
3.30%, 12/01/46	CAD1,390	841,032
3.38%, 04/02/35(a)	EUR700	817,726
3.38%, 03/24/36(a)	EUR200	232,058
3.45%, 12/01/43	CAD125	79,944
3.75%, 06/01/36	CAD1,500	1,080,506
3.90%, 12/01/33	CAD200	149,069
3.95%, 06/01/35	CAD1,500	1,109,337
4.10%, 06/01/29	CAD1,000	756,114
4.15%, 06/01/33	CAD900	683,314
4.45%, 12/01/54	CAD1,550	1,103,329
Province of British Columbia Canada
1.55%, 06/18/31	CAD2,200	1,479,513
2.20%, 06/18/30	CAD1,540	1,086,611
2.30%, 06/18/26	CAD200	147,234
2.55%, 06/18/27	CAD300	220,276
2.75%, 06/18/52	CAD1,450	751,637
2.80%, 06/18/48	CAD2,170	1,173,498
2.95%, 12/18/28	CAD200	146,750
2.95%, 06/18/50	CAD2,420	1,325,255
3.00%, 07/24/34(a)	EUR400	455,543
3.20%, 06/18/32	CAD500	361,303
3.20%, 06/18/44	CAD1,400	849,711
3.40%, 05/24/39(a)	EUR700	789,659
3.50%, 05/29/40(a)	EUR950	1,074,543
3.55%, 06/18/33	CAD800	584,357
3.90%, 06/18/36	CAD1,100	797,725
3.90%, 10/10/45(a)	EUR1,000	1,143,664
4.00%, 06/18/35	CAD3,000	2,215,967
4.15%, 06/18/34	CAD2,000	1,507,064
4.25%, 12/18/53	CAD1,000	680,341
4.30%, 06/18/42	CAD1,510	1,079,682
Security	Par (000)	Value
Canada (continued)
4.45%, 12/18/55	CAD3,240	$2,277,981
4.50%, 06/18/29(a)	GBP900	1,218,001
4.60%, 06/18/57	CAD1,910	1,378,112
4.95%, 07/16/32(a)	AUD300	211,209
4.95%, 06/18/40	CAD170	132,023
5.00%, 06/18/31	CAD120	94,906
5.70%, 06/18/29	CAD1,000	791,042
6.35%, 06/18/31	CAD40	33,501
Province of Manitoba Canada
2.05%, 06/02/30	CAD500	350,821
2.05%, 06/02/31	CAD600	413,792
2.05%, 09/05/52	CAD870	382,565
2.55%, 06/02/26	CAD200	147,271
2.60%, 06/02/27	CAD200	146,912
2.75%, 06/02/29	CAD300	218,024
2.85%, 09/05/46	CAD590	328,168
3.00%, 06/02/28	CAD300	220,721
3.20%, 03/05/50	CAD1,830	1,050,617
3.25%, 09/05/29	CAD600	441,824
3.40%, 09/05/48	CAD690	413,276
3.70%, 06/02/35	CAD1,500	1,084,094
3.80%, 06/02/33	CAD100	74,139
3.80%, 06/02/36	CAD800	576,087
3.80%, 09/05/53	CAD500	314,548
3.90%, 12/02/32	CAD600	449,225
4.05%, 09/05/45	CAD500	337,704
4.10%, 03/05/41	CAD400	282,141
4.25%, 06/02/34	CAD1,000	758,404
4.40%, 09/05/55	CAD900	626,346
4.60%, 03/05/38	CAD70	53,131
4.60%, 09/05/57	CAD800	575,697
4.85%, 08/28/34	AUD200	135,299
6.30%, 03/05/31	CAD300	249,111
Province of New Brunswick Canada
2.35%, 08/14/27	CAD570	417,153
2.60%, 08/14/26	CAD200	147,328
3.05%, 08/14/50	CAD850	472,187
3.10%, 08/14/28	CAD200	147,338
3.10%, 08/14/48	CAD300	170,446
3.55%, 06/03/43	CAD210	135,120
3.80%, 08/14/45	CAD1,700	1,107,925
3.95%, 08/14/32	CAD500	375,737
3.95%, 06/03/35	CAD1,200	883,671
4.55%, 03/26/37	CAD60	45,587
4.55%, 12/03/56	CAD100	71,285
4.65%, 09/26/35	CAD400	310,344
4.80%, 09/26/39	CAD300	229,925
5.00%, 08/14/54	CAD200	152,362
Province of Nova Scotia Canada
2.00%, 09/01/30	CAD500	348,698
2.10%, 06/01/27	CAD600	438,417
3.15%, 12/01/51	CAD1,260	706,717
3.50%, 06/02/62	CAD30	17,362
3.85%, 06/01/35	CAD500	365,465
3.90%, 06/01/36	CAD500	363,027
4.40%, 06/01/42	CAD220	158,960
4.60%, 12/01/55	CAD500	357,906
4.70%, 06/01/41	CAD200	150,219
4.75%, 12/01/54	CAD800	585,519
4.75%, 06/01/74	CAD300	221,076
5.80%, 06/01/33	CAD300	249,590
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Canada (continued)
Province of Ontario Canada
0.01%, 11/25/30(a)	EUR800	$818,541
0.25%, 12/15/26(a)	GBP320	424,951
0.38%, 04/08/27(a)	EUR200	229,760
1.05%, 09/08/27	CAD300	215,644
1.35%, 09/08/26	CAD300	220,021
1.35%, 12/02/30	CAD1,500	1,011,706
1.55%, 11/01/29	CAD2,830	1,969,460
1.85%, 02/01/27	CAD800	585,457
1.90%, 12/02/51	CAD4,520	1,968,068
2.05%, 06/02/30	CAD4,050	2,842,326
2.15%, 06/02/31	CAD1,900	1,317,963
2.25%, 12/02/31	CAD1,000	691,248
2.40%, 06/02/26	CAD3,860	2,841,910
2.55%, 12/02/52	CAD1,500	752,693
2.60%, 06/02/27	CAD2,360	1,733,863
2.65%, 12/02/50	CAD5,300	2,762,330
2.70%, 06/02/29	CAD3,460	2,511,535
2.80%, 06/02/48	CAD4,340	2,378,120
2.90%, 06/02/28	CAD2,500	1,835,757
2.90%, 12/02/46	CAD5,900	3,346,117
2.90%, 06/02/49	CAD4,660	2,575,815
2.95%, 09/08/30	CAD2,500	1,813,244
3.00%, 09/08/31	CAD1,000	720,757
3.10%, 01/31/34(a)	EUR800	923,860
3.13%, 03/05/36(a)	EUR1,000	1,135,110
3.25%, 07/03/35(a)	EUR700	809,445
3.40%, 09/08/28	CAD400	296,643
3.45%, 06/02/45	CAD6,110	3,841,326
3.50%, 06/02/43	CAD1,620	1,047,903
3.60%, 03/08/28	CAD1,000	744,223
3.60%, 06/02/35	CAD2,500	1,798,984
3.65%, 06/02/33	CAD4,400	3,240,021
3.75%, 06/02/32	CAD3,900	2,905,838
3.75%, 12/02/53	CAD4,430	2,803,486
3.80%, 12/02/34	CAD5,000	3,672,873
3.90%, 06/02/36	CAD2,500	1,822,345
3.95%, 12/02/35	CAD2,500	1,839,056
4.10%, 03/04/33	CAD700	530,488
4.10%, 10/07/54	CAD2,450	1,647,052
4.15%, 06/02/34	CAD4,070	3,075,117
4.15%, 12/02/54	CAD4,700	3,181,546
4.45%, 12/02/56	CAD3,100	2,211,025
4.60%, 06/02/39	CAD3,540	2,685,545
4.60%, 12/02/55	CAD4,250	3,103,930
4.65%, 06/02/41	CAD5,310	4,008,032
4.70%, 06/02/37	CAD1,703	1,316,826
5.60%, 06/02/35	CAD500	416,500
5.85%, 03/08/33	CAD290	241,615
6.20%, 06/02/31	CAD580	482,419
6.50%, 03/08/29	CAD50	40,149
Province of Prince Edward Island Canada
2.65%, 12/01/51	CAD300	150,082
3.80%, 06/01/36	CAD500	358,591
3.95%, 06/15/35	CAD200	146,688
Province of Quebec Canada
0.01%, 10/29/30(a)	EUR1,200	1,230,208
0.25%, 05/05/31(a)	EUR850	866,505
0.50%, 01/25/32(a)	EUR1,000	1,010,708
0.88%, 05/04/27(a)	EUR550	633,798
0.88%, 07/05/28(a)	EUR150	168,756
Security	Par (000)	Value
Canada (continued)
1.50%, 09/01/31	CAD1,900	$1,267,795
1.90%, 09/01/30	CAD2,960	2,055,713
2.30%, 09/01/29	CAD2,010	1,438,466
2.50%, 09/01/26	CAD1,800	1,325,428
2.75%, 09/01/27	CAD500	367,618
2.75%, 09/01/28	CAD1,590	1,162,216
2.85%, 12/01/53	CAD4,120	2,159,332
3.10%, 12/01/51	CAD5,190	2,899,837
3.13%, 03/27/34(a)	EUR300	346,692
3.25%, 09/01/32	CAD2,000	1,444,775
3.25%, 05/22/35(a)	EUR1,000	1,154,560
3.50%, 12/01/45	CAD2,780	1,736,111
3.50%, 12/01/48	CAD4,080	2,485,596
3.60%, 09/01/33	CAD5,600	4,092,527
3.65%, 05/20/32	CAD200	148,203
3.88%, 04/23/41(a)	EUR1,830	2,146,137
3.90%, 11/22/32	CAD1,000	749,431
4.00%, 09/01/35	CAD4,790	3,533,390
4.20%, 12/01/57	CAD3,300	2,226,530
4.25%, 12/01/43	CAD2,950	2,076,795
4.40%, 12/01/55	CAD6,010	4,195,246
4.45%, 09/01/34	CAD4,580	3,516,483
4.75%, 01/22/30(a)	GBP2,000	2,727,127
5.00%, 12/01/38	CAD1,000	784,272
5.00%, 12/01/41	CAD2,500	1,937,147
5.10%, 06/04/35	AUD2,140	1,473,796
5.75%, 12/01/36	CAD1,520	1,271,971
6.25%, 06/01/32	CAD110	92,610
Province of Saskatchewan Canada
2.15%, 06/02/31	CAD500	346,895
2.20%, 06/02/30	CAD400	282,451
2.65%, 06/02/27	CAD450	330,757
2.75%, 12/02/46	CAD300	165,476
2.80%, 12/02/52	CAD1,320	697,457
3.05%, 12/02/28	CAD700	514,994
3.10%, 06/02/50	CAD900	512,758
3.25%, 09/24/35(a)	EUR600	690,264
3.30%, 05/08/34(a)	EUR600	700,782
3.30%, 06/02/48	CAD1,000	597,322
3.40%, 02/03/42	CAD100	64,843
3.75%, 03/05/54	CAD400	252,085
3.80%, 06/02/62	CAD200	125,236
3.90%, 06/02/33	CAD2,930	2,191,408
3.90%, 06/02/45	CAD150	100,393
4.10%, 06/02/36	CAD200	148,335
4.20%, 12/02/54	CAD300	204,305
4.40%, 12/02/56	CAD600	423,769
4.75%, 06/01/40	CAD100	76,735
PSP Capital, Inc.
1.50%, 03/15/28(a)	CAD450	322,155
2.88%, 07/23/32(a)	EUR750	862,201
3.25%, 07/02/34(a)	EUR300	348,119
3.75%, 06/15/29(a)	CAD500	373,940
4.15%, 06/01/33(a)	CAD1,500	1,136,112
4.25%, 10/22/30(a)	GBP250	333,906
4.25%, 12/01/55(a)	CAD970	663,745
4.40%, 12/02/30(a)	CAD500	384,097
5.25%, 02/27/35	AUD800	562,397
Regional Municipality of Peel Ontario
3.85%, 06/02/35	CAD200	145,532
3.85%, 10/30/42	CAD100	66,655

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Canada (continued)
Regional Municipality of York
2.15%, 06/22/31	CAD500	$345,345
4.45%, 12/08/33	CAD200	153,583
South Coast British Columbia Transportation Authority
3.25%, 11/23/28	CAD350	258,600
4.15%, 12/12/53	CAD200	131,146
4.60%, 06/14/55	CAD200	141,479
		634,317,190
Chile — 0.2%
Bonos de la Tesoreria de la Republica en pesos
0.00%, 05/06/27(g)	CLP1,000,000	1,066,533
0.00%, 04/01/29(g)	CLP1,185,000	1,150,646
4.70%, 09/01/30(a)(f)	CLP1,395,000	1,511,034
5.00%, 10/01/28(a)(f)	CLP770,000	856,138
5.00%, 03/01/35	CLP705,000	755,121
5.10%, 07/15/50	CLP350,000	364,735
5.30%, 11/01/37(a)(f)	CLP885,000	961,310
5.80%, 10/01/29(f)	CLP420,000	474,825
5.80%, 10/01/34(a)(f)	CLP800,000	904,023
6.00%, 04/01/33(a)(f)	CLP2,010,000	2,294,032
6.00%, 01/01/43	CLP315,000	368,349
6.10%, 04/01/56	CLP1,105,000	1,300,271
6.20%, 10/01/40(a)(f)	CLP2,240,000	2,643,119
7.00%, 05/01/34(a)(f)	CLP400,000	486,713
Chile Government International Bonds
0.10%, 01/26/27	EUR200	229,671
0.56%, 01/21/29	EUR200	218,232
0.83%, 07/02/31	EUR300	307,332
1.25%, 01/29/40	EUR600	497,725
1.25%, 01/22/51	EUR300	189,457
1.30%, 07/26/36	EUR200	182,492
3.75%, 01/14/32	EUR600	705,298
3.80%, 07/01/35	EUR705	816,706
3.88%, 07/09/31	EUR500	593,276
3.88%, 04/14/36	EUR2,000	2,297,890
4.13%, 07/05/34	EUR300	357,941
		21,532,869
China — 18.1%
Agricultural Development Bank of China
1.82%, 08/07/35	CNY70,280	10,253,990
2.22%, 04/09/29	CNY163,140	24,345,281
2.30%, 07/04/34	CNY166,760	25,275,972
2.47%, 04/02/34	CNY182,840	28,031,636
2.50%, 08/24/27	CNY163,850	24,310,209
2.57%, 09/13/28	CNY119,880	17,976,565
2.63%, 06/07/28	CNY76,600	11,466,820
2.83%, 08/11/29	CNY50,600	7,701,985
2.83%, 06/16/33	CNY72,900	11,418,933
2.85%, 10/20/33	CNY72,900	11,450,903
2.90%, 03/08/28	CNY83,400	12,519,993
2.97%, 10/14/32	CNY132,310	20,807,242
3.06%, 06/06/32	CNY86,680	13,653,841
3.10%, 02/27/33	CNY87,600	13,927,049
3.30%, 11/05/31	CNY30,000	4,763,481
3.48%, 02/04/28	CNY15,000	2,271,207
3.52%, 05/24/31	CNY64,400	10,270,526
3.74%, 07/12/29	CNY214,600	33,516,237
3.75%, 01/25/29	CNY76,650	11,882,846
Security	Par (000)	Value
China (continued)
3.79%, 10/26/30	CNY202,720	$32,402,642
4.65%, 05/11/28	CNY31,000	4,820,636
China Development Bank
1.27%, 01/06/30	CNY70,500	10,204,262
1.32%, 06/16/28	CNY17,100	2,496,177
1.47%, 02/14/28	CNY197,400	28,885,461
1.87%, 09/05/35	CNY139,770	20,464,255
2.26%, 07/19/34	CNY81,730	12,362,875
2.35%, 05/06/34	CNY252,340	38,408,385
2.63%, 01/08/34	CNY244,500	37,906,099
2.64%, 01/08/31	CNY70,150	10,719,852
2.69%, 09/11/33	CNY80,000	12,441,805
2.77%, 10/24/32	CNY78,000	12,131,619
2.82%, 05/22/33	CNY240,520	37,663,074
2.96%, 07/18/32	CNY131,750	20,672,689
2.98%, 04/22/32	CNY64,000	10,038,064
3.00%, 01/17/32	CNY123,300	19,317,419
3.02%, 03/06/33	CNY112,050	17,736,296
3.09%, 06/18/30	CNY4,450	689,514
3.12%, 09/13/31	CNY183,550	28,853,199
3.45%, 09/20/29	CNY135,570	21,058,510
3.48%, 01/08/29	CNY236,390	36,373,157
3.65%, 05/21/29	CNY434,100	67,514,177
3.66%, 03/01/31	CNY380,480	60,863,922
3.70%, 10/20/30	CNY95,050	15,137,769
3.80%, 01/25/36	CNY171,900	29,450,580
4.04%, 07/06/28	CNY73,000	11,264,001
4.24%, 08/24/27	CNY9,000	1,364,666
4.88%, 02/09/28	CNY34,900	5,409,803
5.25%, 06/24/28	CNY10,000	1,579,279
China Government Bonds
1.43%, 01/25/30	CNY309,960	45,406,911
1.44%, 09/15/27	CNY625,830	91,816,571
1.45%, 02/25/28	CNY207,940	30,553,755
1.49%, 12/25/31	CNY385,800	56,296,586
1.61%, 02/15/35	CNY459,500	66,583,227
1.62%, 08/15/27	CNY439,390	64,634,247
1.74%, 10/15/29	CNY203,090	30,109,942
1.85%, 05/15/27	CNY15,010	2,210,809
1.91%, 07/15/29	CNY315,700	47,039,204
1.92%, 01/15/55	CNY56,590	7,635,122
2.05%, 04/15/29	CNY336,960	50,431,394
2.12%, 06/25/31	CNY55,800	8,422,198
2.27%, 05/25/34	CNY501,300	76,571,410
2.28%, 03/25/31	CNY403,310	61,299,482
2.35%, 02/25/34	CNY177,440	27,259,347
2.37%, 01/15/29	CNY128,600	19,377,965
2.40%, 07/15/28	CNY74,900	11,239,632
2.44%, 10/15/27	CNY316,950	47,235,225
2.50%, 07/25/27	CNY130,730	19,455,178
2.52%, 08/25/33	CNY338,580	52,584,705
2.60%, 09/01/32	CNY231,660	36,022,005
2.62%, 09/25/29	CNY17,300	2,640,265
2.64%, 01/15/28	CNY130,000	19,496,757
2.67%, 05/25/33	CNY452,500	70,903,567
2.67%, 11/25/33	CNY59,170	9,301,046
2.68%, 05/21/30	CNY594,160	91,387,072
2.69%, 08/15/32	CNY124,100	19,404,205
2.75%, 06/15/29	CNY135,000	20,628,119
2.75%, 02/17/32	CNY86,520	13,530,496
2.79%, 12/15/29	CNY8,170	1,257,162
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
China (continued)
2.80%, 03/24/29	CNY90,000	$13,750,092
2.89%, 11/18/31	CNY30,000	4,727,691
3.02%, 05/27/31	CNY20,000	3,162,780
3.12%, 10/25/52	CNY66,930	11,379,876
3.19%, 04/15/53	CNY334,340	57,681,389
3.27%, 03/25/73	CNY240,770	43,290,607
3.32%, 04/15/52	CNY76,800	13,486,458
3.39%, 03/16/50	CNY39,890	7,008,896
3.72%, 04/12/51	CNY39,860	7,401,251
3.73%, 05/25/70	CNY27,370	5,409,426
3.74%, 09/22/35	CNY139,620	24,437,727
3.81%, 09/14/50	CNY206,620	38,740,209
3.86%, 07/22/49	CNY67,070	12,585,527
4.00%, 06/24/69	CNY10,950	2,275,175
4.05%, 07/24/47	CNY18,400	3,520,513
4.50%, 06/23/41	CNY10,850	2,145,773
China Government International Bonds
0.50%, 11/12/31(a)	EUR300	309,068
0.63%, 11/17/33(a)	EUR400	394,277
1.00%, 11/12/39(a)	EUR300	267,028
2.38%, 11/25/29(a)	EUR600	701,431
2.63%, 10/09/31(a)	EUR1,100	1,275,183
2.63%, 11/25/32(a)	EUR600	697,138
Export-Import Bank of China.(The)
2.31%, 03/15/29	CNY124,950	18,687,260
2.44%, 04/12/34	CNY157,810	24,152,608
2.50%, 08/04/28	CNY47,000	7,029,701
2.74%, 09/05/29	CNY13,000	1,975,053
2.82%, 06/17/27	CNY68,720	10,215,542
2.87%, 02/06/28	CNY54,550	8,174,877
2.90%, 08/19/32	CNY58,350	9,127,516
3.10%, 02/13/33	CNY148,180	23,538,458
3.18%, 03/11/32	CNY70,250	11,116,928
3.38%, 07/16/31	CNY106,080	16,844,113
3.86%, 05/20/29	CNY134,200	20,987,377
3.88%, 01/12/36	CNY5,700	984,071
		2,412,289,526
Croatia — 0.1%
Croatia Government International Bonds
1.13%, 06/19/29(a)	EUR552	614,761
1.13%, 03/04/33(a)	EUR300	308,275
1.50%, 06/17/31(a)	EUR790	862,150
1.75%, 03/04/41(a)	EUR180	161,460
2.70%, 06/15/28(a)	EUR300	350,831
2.75%, 01/27/30(a)	EUR450	525,915
2.88%, 04/22/32(a)	EUR880	1,019,707
3.00%, 03/20/27(a)	EUR300	352,717
3.25%, 02/11/37(a)	EUR1,340	1,517,291
4.00%, 06/14/35(a)	EUR1,300	1,594,998
		7,308,105
Cyprus — 0.0%
Cyprus Government International Bonds
0.95%, 01/20/32(a)	EUR1,430	1,487,798
1.25%, 01/21/40(a)	EUR472	405,498
2.38%, 09/25/28(a)	EUR591	687,676
2.75%, 05/03/49(a)	EUR140	133,230
3.25%, 06/27/31(a)	EUR597	706,339
3.25%, 01/28/36(a)	EUR915	1,053,421
		4,473,962
Security	Par (000)	Value
Czech Republic — 0.3%
Czech Republic Government Bonds
0.05%, 11/29/29	CZK24,150	$1,002,130
0.25%, 02/10/27	CZK39,560	1,855,584
0.95%, 05/15/30(a)	CZK24,840	1,048,486
1.20%, 03/13/31	CZK40,810	1,693,407
1.50%, 04/24/40	CZK53,050	1,655,410
1.75%, 06/23/32	CZK31,000	1,271,695
1.95%, 07/30/37	CZK10,620	381,834
2.00%, 10/13/33	CZK56,610	2,262,789
2.50%, 08/25/28(a)	CZK57,890	2,689,391
2.75%, 07/23/29	CZK36,700	1,687,570
3.00%, 03/03/33	CZK49,680	2,157,460
3.50%, 05/30/35	CZK84,470	3,679,979
3.60%, 06/03/36	CZK30,190	1,309,072
4.00%, 04/04/44	CZK22,050	912,782
4.20%, 12/04/36(a)	CZK29,900	1,358,585
4.25%, 10/24/34	CZK24,570	1,136,568
4.50%, 11/11/32	CZK14,220	678,917
4.90%, 04/14/34	CZK61,440	2,987,667
5.00%, 09/30/30	CZK25,150	1,241,113
5.30%, 09/19/35	CZK15,000	745,671
5.50%, 12/12/28	CZK27,560	1,370,101
6.20%, 06/16/31	CZK108,580	5,637,953
		38,764,164
Denmark — 0.4%
Denmark Government Bonds
0.01%, 11/15/31(a)	DKK23,025	3,139,784
0.01%, 11/15/31	DKK4,320	589,422
0.25%, 11/15/52(a)	DKK26,800	2,007,712
0.50%, 11/15/27	DKK71,236	10,884,883
0.50%, 11/15/29	DKK64,550	9,470,672
2.25%, 11/15/33	DKK27,835	4,223,521
2.25%, 11/15/35	DKK37,420	5,564,195
2.25%, 11/15/35(a)	DKK10,290	1,531,051
4.50%, 11/15/39	DKK31,027	5,657,430
Kommunekredit
0.01%, 11/17/29	EUR300	318,154
0.01%, 03/03/31	EUR300	305,772
0.01%, 05/04/34(a)	EUR550	500,811
0.75%, 05/18/27(a)	EUR120	138,099
0.88%, 11/03/36(a)	EUR500	457,180
2.88%, 03/17/33(a)	EUR1,100	1,270,555
2.88%, 01/19/35(a)	EUR400	453,310
3.13%, 11/24/38(a)	EUR500	563,546
4.50%, 11/19/27(a)	GBP2,000	2,718,429
		49,794,526
Finland — 0.4%
Finland Government Bonds
0.13%, 09/15/31(a)(f)	EUR2,177	2,197,952
0.13%, 04/15/36(a)(f)	EUR2,040	1,743,053
0.13%, 04/15/52(f)	EUR1,071	493,191
0.25%, 09/15/40(f)	EUR920	672,335
0.50%, 09/15/27(a)(f)	EUR5,405	6,162,087
0.50%, 09/15/28(a)(f)	EUR869	968,536
0.50%, 09/15/29(f)	EUR1,083	1,178,025
0.50%, 04/15/43(a)(f)	EUR3,411	2,380,944
0.75%, 04/15/31(a)(f)	EUR1,600	1,690,799
1.13%, 04/15/34(a)(f)	EUR896	899,766
1.38%, 04/15/47(a)(f)	EUR2,129	1,622,285
1.50%, 09/15/32(a)(f)	EUR3,561	3,801,528

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Finland (continued)
2.63%, 04/15/32(a)(f)	EUR5,560	$6,386,014
2.63%, 07/04/42(a)(f)	EUR883	902,823
2.75%, 07/04/28(a)(f)	EUR1,754	2,063,158
2.75%, 04/15/38(a)(f)	EUR2,186	2,378,393
2.95%, 04/15/55(a)(f)	EUR2,925	2,863,722
3.00%, 09/15/33(a)(f)	EUR1,380	1,604,115
3.00%, 09/15/34(a)(f)	EUR1,770	2,041,211
3.00%, 09/15/35(a)(f)	EUR1,740	1,988,822
3.20%, 04/15/45(a)(f)	EUR900	974,233
3.55%, 04/15/41(a)(f)	EUR1,290	1,492,024
Finnvera OYJ
0.38%, 04/09/29(a)	EUR300	327,087
0.75%, 08/07/28(a)	EUR200	224,011
1.13%, 05/17/32(a)	EUR100	104,712
2.38%, 10/29/30(a)	EUR500	572,059
2.88%, 08/30/29(a)	EUR1,000	1,171,513
Kuntarahoitus OYJ
0.01%, 04/21/28(a)	EUR500	555,880
2.50%, 08/29/29(a)	EUR400	463,933
2.63%, 12/14/29(a)	EUR400	464,927
2.63%, 06/14/32(a)	EUR400	456,418
2.75%, 06/14/33(a)	EUR1,500	1,715,202
2.75%, 02/02/34(a)	EUR500	567,949
3.13%, 07/29/30(a)	EUR1,000	1,182,519
4.25%, 01/09/29(a)	GBP1,000	1,347,533
		55,658,759
France — 6.7%
Action Logement Services
0.50%, 10/30/34(a)	EUR200	179,735
0.75%, 07/19/41(a)	EUR300	214,204
1.38%, 04/13/32(a)	EUR1,000	1,042,863
3.13%, 09/28/37(a)	EUR200	215,330
3.63%, 10/25/39(a)	EUR300	330,789
3.75%, 11/25/35(a)	EUR300	346,610
4.13%, 10/03/38(a)	EUR400	467,651
Agence Francaise de Developpement EPIC
0.01%, 11/25/28(a)	EUR1,000	1,086,390
0.25%, 07/21/26(a)	EUR800	934,961
0.25%, 06/29/29(a)	EUR1,100	1,179,681
0.50%, 05/25/30(a)	EUR600	631,363
1.00%, 01/31/28(a)	EUR300	340,531
1.13%, 03/02/37(a)	EUR500	440,534
1.38%, 07/05/32(a)	EUR1,500	1,552,881
1.50%, 10/31/34(a)	EUR300	294,624
1.63%, 05/25/32(a)	EUR500	527,226
2.75%, 09/30/30(a)	EUR1,100	1,262,204
3.00%, 01/17/34(a)	EUR700	782,527
3.38%, 05/25/33(a)	EUR1,000	1,153,843
3.63%, 01/20/35(a)	EUR800	926,197
3.75%, 01/28/36(a)	EUR1,200	1,386,231
3.88%, 04/03/40(a)	EUR1,000	1,131,453
4.13%, 07/22/27(a)	GBP600	810,739
Agence France Locale
0.01%, 09/20/27(a)	EUR300	338,594
0.01%, 03/20/31(a)	EUR300	300,692
0.20%, 03/20/29(a)	EUR500	540,734
3.13%, 03/20/33(a)	EUR300	341,603
3.13%, 03/20/34(a)	EUR700	790,957
4.38%, 01/20/29(a)	GBP400	537,188
5.90%, 02/20/36	AUD400	284,930
Security	Par (000)	Value
France (continued)
Bpifrance SACA
0.05%, 09/26/29(a)	EUR300	$317,875
0.13%, 11/25/28(a)	EUR1,200	1,309,326
0.25%, 03/29/30(a)	EUR200	209,994
0.88%, 09/26/28(a)	EUR500	558,147
1.00%, 05/25/27(a)	EUR1,000	1,151,137
1.88%, 05/25/30(a)	EUR400	446,193
2.75%, 11/25/30(a)	EUR900	1,035,537
2.88%, 11/25/31(a)	EUR1,800	2,063,054
3.00%, 05/25/32(a)	EUR700	802,609
3.13%, 05/25/33(a)	EUR100	114,428
3.13%, 07/01/33(a)	EUR400	456,684
3.38%, 05/25/34(a)	EUR1,700	1,953,896
3.38%, 02/25/36(a)	EUR700	791,294
3.50%, 09/27/27(a)	EUR800	946,630
4.13%, 07/22/27(a)	GBP400	540,267
Caisse d'Amortissement de la Dette Sociale
0.01%, 02/25/28(a)	EUR2,200	2,454,172
0.01%, 05/25/29(a)	EUR1,400	1,503,487
0.01%, 11/25/30(a)	EUR800	816,533
0.01%, 05/25/31(a)	EUR1,000	1,001,966
0.13%, 09/15/31(a)	EUR1,600	1,594,266
0.45%, 01/19/32(a)	EUR1,400	1,406,725
0.60%, 11/25/29(a)	EUR1,000	1,079,885
1.50%, 05/25/32(a)	EUR1,500	1,586,708
2.38%, 09/24/28(a)	EUR2,100	2,435,104
2.75%, 09/24/27(a)	EUR1,200	1,407,226
2.75%, 02/25/29(a)	EUR1,000	1,167,890
2.75%, 11/25/32(a)	EUR1,900	2,148,323
2.88%, 05/25/27(a)	EUR1,300	1,527,855
2.88%, 05/25/30(a)	EUR1,200	1,399,200
3.00%, 05/25/28(a)	EUR2,100	2,471,091
3.00%, 11/25/31(a)	EUR800	927,028
3.13%, 03/01/30(a)	EUR2,500	2,942,438
3.25%, 05/25/33(a)	EUR1,500	1,737,613
4.25%, 07/15/31(a)	GBP800	1,056,957
Caisse des Depots et Consignations
2.75%, 10/16/30(a)	EUR500	577,462
3.13%, 05/25/33(a)	EUR500	574,135
3.38%, 11/25/30(a)	EUR500	592,035
4.00%, 01/17/29(a)	GBP300	400,631
4.13%, 10/22/30	GBP100	132,496
Caisse Francaise de Financement Local SA
0.01%, 06/24/30(a)	EUR800	826,872
0.01%, 03/18/31(a)	EUR400	402,458
0.10%, 11/13/29(a)	EUR400	423,661
0.13%, 02/15/36(a)	EUR300	252,903
0.38%, 01/20/32(a)	EUR500	499,007
0.38%, 02/13/40(a)	EUR400	294,794
0.63%, 01/20/42(a)	EUR500	359,863
0.75%, 01/11/27(a)	EUR100	115,876
0.75%, 09/27/27(a)	EUR200	227,857
1.13%, 12/01/31(a)	EUR300	313,906
1.25%, 05/11/32(a)	EUR200	208,599
1.45%, 01/16/34(a)	EUR500	508,370
1.50%, 01/13/31(a)	EUR1,000	1,088,317
1.50%, 06/28/38(a)	EUR700	640,565
3.00%, 05/24/33(a)	EUR600	687,186
3.00%, 03/03/34(a)	EUR500	569,417
3.00%, 03/19/36(a)	EUR200	223,320
3.13%, 07/20/33(a)	EUR1,000	1,152,605
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
France (continued)
3.13%, 05/17/39(a)	EUR700	$760,814
3.25%, 02/19/29(a)	EUR500	590,161
3.25%, 11/24/32	EUR600	701,042
3.25%, 04/17/35(a)	EUR400	459,188
3.38%, 01/16/36(a)	EUR600	692,004
3.38%, 05/22/37(a)	EUR1,000	1,142,071
French Republic Government Bond OAT, 4.40%, 05/25/57(f)	EUR4,070	4,684,526
French Republic Government Bonds, 4.10%, 05/25/46(a)(f)	EUR2,260	2,592,365
French Republic Government Bonds OAT
0.01%, 11/25/29(a)(f)	EUR20,444	21,639,622
0.01%, 11/25/30(a)(f)	EUR25,473	26,060,972
0.01%, 11/25/31(a)(f)	EUR12,890	12,704,945
0.01%, 05/25/32(a)(f)	EUR17,410	16,819,248
0.50%, 05/25/29(a)(f)	EUR30,109	32,897,659
0.50%, 05/25/40(f)	EUR10,243	7,480,571
0.50%, 06/25/44(a)(f)	EUR10,392	6,519,260
0.50%, 05/25/72(a)(f)	EUR4,711	1,433,694
0.75%, 02/25/28(a)(f)	EUR19,123	21,647,536
0.75%, 05/25/28(a)(f)	EUR20,361	22,927,739
0.75%, 11/25/28(a)(f)	EUR27,039	30,115,104
0.75%, 05/25/52(a)(f)	EUR8,270	4,270,625
0.75%, 05/25/53(f)	EUR15,568	7,790,432
1.00%, 05/25/27(a)(f)	EUR16,341	18,846,382
1.25%, 05/25/34(a)(f)	EUR24,311	24,037,088
1.25%, 05/25/36(a)(f)	EUR24,890	23,160,520
1.25%, 05/25/38(a)(f)	EUR12,412	10,861,672
1.50%, 05/25/31(a)(f)	EUR27,840	30,234,073
1.50%, 05/25/50(a)(f)	EUR12,025	8,146,955
1.75%, 06/25/39(a)(f)	EUR12,359	11,246,513
1.75%, 05/25/66(a)(f)	EUR7,335	4,330,162
2.00%, 11/25/32(a)(f)	EUR23,180	25,102,591
2.00%, 05/25/48(a)(f)	EUR12,085	9,534,116
2.40%, 09/24/28(a)(f)	EUR18,930	21,996,054
2.50%, 09/24/27(a)(f)	EUR26,100	30,523,393
2.50%, 05/25/30(a)(f)	EUR21,757	25,060,224
2.50%, 05/25/43(a)(f)	EUR10,823	10,113,122
2.70%, 02/25/31(a)(f)	EUR18,371	21,179,999
2.75%, 10/25/27(a)(f)	EUR17,715	20,784,532
2.75%, 02/25/29(a)(f)	EUR16,587	19,402,568
2.75%, 02/25/30(a)(f)	EUR24,168	28,132,767
3.00%, 05/25/33(a)(f)	EUR19,010	21,761,498
3.00%, 11/25/34(a)(f)	EUR12,600	14,167,546
3.00%, 06/25/49(a)(f)	EUR7,721	7,314,253
3.00%, 05/25/54(a)(f)	EUR6,320	5,701,332
3.20%, 05/25/35(a)(f)	EUR14,160	16,070,899
3.25%, 05/25/45(a)(f)	EUR8,931	9,152,691
3.25%, 05/25/55(a)(f)	EUR11,880	11,192,910
3.50%, 11/25/33(a)(f)	EUR24,553	28,898,534
3.50%, 11/25/35(a)(f)	EUR21,315	24,631,305
3.60%, 05/25/42(a)(f)	EUR11,110	12,204,176
3.75%, 05/25/56(a)(f)	EUR7,910	8,152,251
4.00%, 10/25/38(a)(f)	EUR9,896	11,702,581
4.00%, 04/25/55(a)(f)	EUR5,454	5,931,601
4.00%, 04/25/60(a)(f)	EUR3,470	3,722,582
4.50%, 04/25/41(a)(f)	EUR12,868	15,836,761
4.75%, 04/25/35(a)(f)	EUR9,595	12,233,692
5.50%, 04/25/29(a)(f)	EUR2,118	2,669,306
5.75%, 10/25/32(a)(f)	EUR1,822	2,439,859
Security	Par (000)	Value
France (continued)
Gestion Securite de Stocks Securite SA
0.63%, 10/20/28(a)	EUR400	$443,268
3.13%, 05/25/33(a)	EUR600	685,491
3.38%, 06/29/30(a)	EUR600	709,658
Ile-de-France Mobilites
3.40%, 05/25/43(a)	EUR200	208,191
3.80%, 05/25/45(a)	EUR600	654,677
Ile-De-France Mobilites
0.95%, 02/16/32(a)	EUR500	511,469
3.45%, 06/25/49(a)	EUR400	400,895
4.20%, 02/03/46(a)	EUR500	573,425
Regie Autonome des Transports Parisiens EPIC
1.88%, 05/25/32(a)	EUR100	107,098
3.25%, 05/25/34(a)	EUR200	226,957
Region of Ile de France
0.01%, 04/20/28(a)	EUR300	332,732
2.90%, 04/30/31(a)	EUR600	693,379
3.20%, 05/25/34(a)	EUR500	567,707
3.65%, 05/25/35(a)	EUR1,100	1,283,001
SFIL SA
0.25%, 12/01/31(a)	EUR300	296,638
1.50%, 03/05/32(a)	EUR200	210,859
2.88%, 01/22/31(a)	EUR500	576,448
3.00%, 09/24/30(a)	EUR1,000	1,162,803
3.00%, 05/23/31(a)	EUR400	462,934
3.00%, 06/23/32(a)	EUR300	342,683
3.25%, 11/25/30(a)	EUR1,000	1,172,961
SNCF Reseau, 5.00%, 03/11/52(a)	GBP600	680,339
Societe Des Grands Projets EPIC
0.01%, 11/25/30(a)	EUR1,900	1,933,546
0.30%, 11/25/31(a)	EUR700	698,052
0.70%, 10/15/60(a)	EUR1,400	555,179
0.88%, 05/10/46(a)	EUR700	446,962
1.00%, 11/26/51(a)	EUR500	280,765
1.00%, 02/18/70(a)	EUR1,100	443,819
1.13%, 05/25/34(a)	EUR400	388,581
1.63%, 04/08/42(a)	EUR800	661,301
1.70%, 05/25/50(a)	EUR1,100	773,176
3.38%, 05/25/45(a)	EUR300	308,913
3.70%, 05/25/53(a)	EUR500	511,096
Societe Nationale SNCF SACA
0.63%, 04/17/30(a)	EUR1,000	1,062,769
0.88%, 02/28/51(a)	EUR900	476,069
1.00%, 05/25/40(a)	EUR100	77,655
1.00%, 01/19/61(a)	EUR400	169,185
3.25%, 09/02/32(a)	EUR600	695,783
3.63%, 04/03/35(a)	EUR200	232,140
5.88%, 01/29/55(a)	GBP500	638,410
Unedic Asseo
0.25%, 11/25/29(a)	EUR2,400	2,556,870
0.25%, 07/16/35(a)	EUR1,400	1,209,293
0.50%, 03/20/29(a)	EUR1,700	1,862,691
0.88%, 05/25/28(a)	EUR100	112,719
1.25%, 10/21/27(a)	EUR1,800	2,065,075
1.25%, 05/25/33(a)	EUR700	710,987
1.50%, 04/20/32(a)	EUR800	848,296
1.75%, 11/25/32(a)	EUR500	531,777
3.25%, 05/25/35(a)	EUR600	680,656
UNEDIC ASSEO
3.13%, 11/25/34(a)	EUR1,200	1,357,755

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
France (continued)
3.25%, 05/25/32(a)	EUR2,000	$2,333,260
3.38%, 11/25/33(a)	EUR2,500	2,907,400
3.75%, 11/25/36(a)	EUR1,600	1,855,405
Ville de Paris
1.25%, 01/12/32(a)	EUR200	208,905
1.38%, 11/20/34(a)	EUR100	96,986
3.50%, 02/05/36(a)	EUR100	114,124
3.50%, 02/02/44(a)	EUR200	209,123
3.75%, 05/25/40(a)	EUR200	223,343
3.75%, 06/22/48(a)	EUR300	315,877
4.20%, 02/17/46(a)	EUR200	228,333
		898,299,113
Germany — 5.4%
Bundesobligation
1.30%, 10/15/27(a)	EUR43,865	50,550,109
2.10%, 04/12/29(a)	EUR3,000	3,466,796
2.20%, 04/13/28(a)	EUR8,480	9,873,368
2.20%, 10/10/30(a)	EUR4,200	4,823,845
2.40%, 10/19/28(a)	EUR6,434	7,509,417
2.40%, 04/18/30(a)	EUR8,660	10,049,670
2.50%, 10/11/29(a)	EUR22,329	26,061,036
Bundesrepublik Deutschland Bundesanleihe
0.01%, 11/15/27(a)	EUR4,257	4,806,420
0.01%, 11/15/28(a)	EUR22,958	25,248,050
0.01%, 08/15/29(a)	EUR18,830	20,288,834
0.01%, 02/15/30(a)	EUR7,750	8,231,311
0.01%, 08/15/30(a)	EUR13,040	13,666,912
0.01%, 02/15/31(a)	EUR7,971	8,234,121
0.01%, 08/15/31(a)	EUR5,829	5,930,851
0.01%, 02/15/32(a)	EUR2,871	2,877,015
0.01%, 05/15/35(a)	EUR4,591	4,121,865
0.01%, 05/15/36(a)	EUR8,530	7,386,887
0.01%, 08/15/50(a)	EUR15,622	7,889,696
0.01%, 08/15/52(a)	EUR12,712	5,986,078
0.25%, 08/15/28(a)	EUR3,268	3,637,973
0.25%, 02/15/29(a)	EUR12,621	13,882,302
0.50%, 02/15/28(a)	EUR32,421	36,673,610
1.00%, 05/15/38(a)	EUR9,673	8,871,645
1.25%, 08/15/48(a)	EUR10,063	7,722,816
1.70%, 08/15/32(a)	EUR8,749	9,627,219
1.80%, 08/15/53(a)	EUR20,138	16,533,391
2.10%, 11/15/29(a)	EUR4,120	4,741,419
2.20%, 02/15/34(a)	EUR5,202	5,801,982
2.30%, 02/15/33(a)	EUR23,000	26,088,102
2.40%, 11/15/30(a)	EUR9,130	10,568,945
2.50%, 11/15/32(a)	EUR4,920	5,657,817
2.50%, 02/15/35(a)	EUR12,750	14,421,295
2.50%, 07/04/44(a)	EUR19,900	20,418,658
2.50%, 08/15/46(a)	EUR13,343	13,471,587
2.50%, 08/15/54(a)	EUR9,241	8,857,501
2.60%, 08/15/33(a)	EUR10,850	12,498,949
2.60%, 08/15/34(a)	EUR7,997	9,147,688
2.60%, 08/15/35(a)	EUR14,101	16,009,102
2.60%, 05/15/41(a)	EUR9,670	10,342,797
2.90%, 02/15/36(a)	EUR10,760	12,486,253
2.90%, 08/15/56(a)	EUR7,671	7,935,724
3.25%, 07/04/42(a)	EUR5,167	5,960,778
3.40%, 05/15/47(a)	EUR4,219	4,897,605
4.00%, 01/04/37(a)	EUR4,340	5,511,022
4.75%, 07/04/28(a)	EUR2,759	3,381,981
4.75%, 07/04/34(a)	EUR4,157	5,520,913
Security	Par (000)	Value
Germany (continued)
4.75%, 07/04/40(a)	EUR8,629	$11,780,485
5.50%, 01/04/31(a)	EUR3,405	4,476,773
5.63%, 01/04/28(a)	EUR1,555	1,913,197
6.25%, 01/04/30(a)	EUR2,903	3,826,399
6.50%, 07/04/27(a)	EUR1,253	1,536,272
Series G, 0.01%, 08/15/30(a)	EUR10,160	10,651,044
Series G, 0.01%, 08/15/31(a)	EUR2,500	2,544,686
Series G, 0.01%, 08/15/50(a)	EUR5,040	2,556,032
Bundesschatzanweisungen
1.70%, 06/10/27(a)	EUR5,150	5,987,547
2.00%, 12/16/27(a)	EUR2,690	3,125,822
2.10%, 03/15/28(a)	EUR17,480	20,314,982
Free and Hanseatic City of Hamburg
0.01%, 09/29/31	EUR300	299,262
0.25%, 02/18/41(a)	EUR200	144,654
0.40%, 11/23/51	EUR350	181,503
1.45%, 11/05/38(a)	EUR100	93,050
2.38%, 09/25/29(a)	EUR600	691,992
2.38%, 10/02/29	EUR440	507,305
2.75%, 03/26/30	EUR300	349,630
2.88%, 04/30/32	EUR1,100	1,275,676
2.88%, 06/26/35	EUR700	795,979
Free State of Bavaria
0.01%, 05/07/27(a)	EUR700	799,390
2.38%, 02/21/31(a)	EUR200	228,453
3.00%, 02/19/55	EUR300	307,031
Free State of Saxony
0.01%, 11/05/29(a)	EUR400	424,125
2.50%, 02/17/32	EUR700	795,491
2.88%, 05/07/35	EUR300	341,487
3.00%, 03/21/33	EUR100	116,354
Gemeinsame Deutsche Bundeslaender
0.01%, 10/08/27(a)	EUR400	450,839
0.01%, 08/26/30(a)	EUR700	721,722
0.63%, 10/25/27(a)	EUR400	454,300
0.63%, 02/13/29(a)	EUR300	330,595
1.25%, 05/04/29(a)	EUR700	781,793
2.50%, 10/24/31(a)	EUR400	455,955
3.00%, 04/26/30(a)	EUR200	234,816
Hannoversche Beteiligungsgesellschaft Niedersachsen mbH, 0.25%, 07/16/35(a)	EUR600	534,768
Investitionsbank Schleswig-Holstein, 2.75%, 02/19/35(a)	EUR1,000	1,121,042
Land Baden-Wuerttemberg
0.01%, 07/09/32(a)	EUR200	194,687
0.80%, 04/05/28(a)	EUR300	338,690
2.63%, 03/12/30(a)	EUR300	348,338
2.63%, 10/30/34(a)	EUR1,800	2,023,100
2.63%, 02/12/35(a)	EUR300	335,656
2.75%, 05/16/29(a)	EUR1,000	1,168,721
2.75%, 11/26/32(a)	EUR700	804,948
3.00%, 06/27/33(a)	EUR400	465,172
Land Berlin
0.01%, 05/18/27(a)	EUR500	570,396
0.01%, 07/02/30(a)	EUR400	415,626
0.05%, 08/06/40(a)	EUR350	250,114
0.10%, 01/18/30(a)	EUR500	529,010
0.10%, 01/18/41(a)	EUR280	196,818
0.15%, 02/22/36(a)	EUR200	172,754
0.63%, 02/08/27(a)	EUR350	404,433
0.63%, 02/05/29(a)	EUR1,350	1,489,371
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Germany (continued)
0.63%, 01/26/52(a)	EUR200	$113,480
0.75%, 04/03/34(a)	EUR475	462,119
1.00%, 05/19/32(a)	EUR300	312,187
1.25%, 06/01/28	EUR400	454,121
1.38%, 06/05/37(a)	EUR870	826,725
1.38%, 08/27/38(a)	EUR100	92,308
2.38%, 06/04/30	EUR600	688,805
2.63%, 01/24/31	EUR1,000	1,155,031
2.75%, 01/16/32	EUR550	636,035
2.75%, 02/14/33	EUR500	573,213
2.88%, 02/15/34(a)	EUR1,000	1,149,034
2.88%, 10/15/35(a)	EUR900	1,021,992
3.00%, 05/04/28	EUR400	470,431
3.00%, 05/15/29(a)	EUR350	411,688
3.00%, 03/13/54(a)	EUR800	815,450
3.13%, 03/19/35	EUR200	232,416
3.60%, 01/16/46(a)	EUR1,200	1,389,222
Land Thueringen
0.20%, 10/26/26(a)	EUR60	69,648
0.38%, 12/01/51(a)	EUR250	125,176
0.50%, 03/02/27(a)	EUR100	115,201
0.50%, 03/02/29	EUR500	548,724
2.88%, 04/02/32(a)	EUR300	348,225
3.00%, 11/15/28(a)	EUR1,340	1,576,187
Saechsische Aufbaubank-Foerderbank, 2.75%, 03/20/31(a)	EUR200	231,242
State of Brandenburg
0.01%, 06/26/28(a)	EUR500	552,033
0.60%, 10/13/51(a)	EUR200	112,606
1.13%, 07/04/33(a)	EUR900	919,258
2.50%, 01/25/29	EUR400	464,052
2.50%, 12/03/30	EUR200	229,904
2.50%, 07/24/31	EUR200	228,829
2.75%, 11/11/33(a)	EUR400	455,729
2.88%, 03/25/32(a)	EUR500	580,861
2.88%, 05/23/34(a)	EUR900	1,029,122
3.00%, 07/20/33	EUR100	116,126
3.00%, 05/28/35	EUR300	344,528
State of Bremen
0.01%, 10/06/28(a)	EUR1,000	1,093,890
0.15%, 09/14/40(a)	EUR300	216,529
0.45%, 03/15/29	EUR200	219,010
0.55%, 02/04/50(a)	EUR300	173,208
1.20%, 01/30/34(a)	EUR200	202,519
2.75%, 01/30/32	EUR1,200	1,385,277
2.75%, 01/28/33	EUR1,590	1,822,227
3.63%, 02/09/46(a)	EUR200	232,938
State of Hesse
0.13%, 10/10/31	EUR100	100,463
0.63%, 08/02/28(a)	EUR600	670,136
0.75%, 08/04/36(a)	EUR200	181,602
2.50%, 08/28/30	EUR700	806,441
2.63%, 09/10/27	EUR700	819,256
2.63%, 08/25/34(a)	EUR100	112,208
2.75%, 01/12/32(a)	EUR1,550	1,792,933
2.75%, 01/10/34(a)	EUR1,280	1,457,161
2.88%, 01/10/33	EUR1,250	1,446,164
2.88%, 07/04/33	EUR150	173,061
2.90%, 06/18/35	EUR500	570,071
3.05%, 01/10/36(a)	EUR2,000	2,299,420
3.13%, 03/12/35(a)	EUR300	348,723
Security	Par (000)	Value
Germany (continued)
3.13%, 03/10/39(a)	EUR100	$112,083
3.25%, 10/05/28	EUR474	560,662
State of Lower Saxony
0.01%, 07/10/26(a)	EUR500	584,480
0.01%, 11/25/27(a)	EUR500	561,644
0.01%, 05/26/28(a)	EUR680	752,683
0.01%, 08/13/30(a)	EUR950	985,031
0.13%, 01/09/32(a)	EUR700	697,844
0.25%, 04/15/36(a)	EUR100	86,689
0.38%, 05/14/29(a)	EUR1,600	1,741,155
0.50%, 06/08/26(a)	EUR450	527,367
0.88%, 10/25/28(a)	EUR1,000	1,117,487
1.13%, 09/12/33(a)	EUR200	203,589
2.50%, 01/09/30	EUR500	577,813
2.63%, 03/15/29(a)	EUR1,240	1,444,761
2.63%, 04/15/31	EUR200	230,836
2.63%, 03/18/32(a)	EUR250	286,530
2.63%, 10/29/32	EUR1,000	1,141,742
2.63%, 01/09/34	EUR500	564,465
2.75%, 03/25/30	EUR600	699,449
2.75%, 08/04/33(a)	EUR200	228,844
2.75%, 02/24/34	EUR100	113,847
2.75%, 02/24/34(a)	EUR300	341,462
2.75%, 01/09/35	EUR700	791,612
3.00%, 04/16/35	EUR300	344,977
3.13%, 01/10/36(a)	EUR1,421	1,644,598
State of Mecklenburg-Western Pomerania
2.55%, 01/12/32	EUR470	537,357
3.00%, 04/17/35(a)	EUR300	344,945
State of North Rhine-Westphalia
2.50%, 10/15/29(a)	EUR450	520,846
2.75%, 10/08/32(a)	EUR650	748,023
State of North Rhine-Westphalia Germany
0.01%, 01/15/29(a)	EUR650	706,440
0.01%, 10/12/35(a)	EUR975	843,193
0.13%, 06/04/31(a)	EUR925	939,775
0.20%, 04/09/30(a)	EUR1,400	1,478,206
0.20%, 01/27/51(a)	EUR250	126,256
0.38%, 09/02/50(a)	EUR200	109,278
0.50%, 01/15/52(a)	EUR630	344,854
0.63%, 07/21/31(a)	EUR460	478,621
0.75%, 08/16/41(a)	EUR75	58,927
0.80%, 07/30/49(a)	EUR630	404,971
0.90%, 11/15/28(a)	EUR600	670,442
0.95%, 01/10/2121(a)	EUR390	146,046
1.00%, 10/16/46(a)	EUR570	414,369
1.10%, 03/13/34(a)	EUR780	783,120
1.25%, 05/12/36(a)	EUR650	626,946
1.38%, 01/15/2120(a)	EUR835	398,425
1.45%, 02/16/43(a)	EUR350	299,378
1.45%, 01/19/2122(a)	EUR1,000	490,847
1.50%, 06/12/40(a)	EUR550	497,165
1.55%, 06/16/48(a)	EUR2,000	1,595,454
1.63%, 10/24/30(a)	EUR320	355,007
1.65%, 02/22/38(a)	EUR1,130	1,095,647
1.65%, 05/16/47(a)	EUR470	388,113
1.75%, 10/26/57(a)	EUR980	724,859
1.75%, 07/11/68(a)	EUR400	271,457
1.95%, 09/26/78(a)	EUR665	467,543
2.15%, 03/21/2119(a)	EUR945	672,814
2.25%, 06/14/52(a)	EUR300	263,905

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Germany (continued)
2.35%, 07/10/30(a)	EUR200	$229,243
2.55%, 03/11/31(a)	EUR3,181	3,662,005
2.65%, 01/15/30(a)	EUR500	580,663
2.70%, 09/05/34(a)	EUR1,100	1,242,677
2.90%, 01/15/53(a)	EUR1,100	1,109,965
3.00%, 06/06/29(a)	EUR500	588,747
3.00%, 03/20/54(a)	EUR800	815,807
3.30%, 05/06/36(a)	EUR1,500	1,757,085
3.35%, 03/11/41(a)	EUR1,550	1,768,519
3.40%, 03/07/73(a)	EUR2,190	2,343,399
3.80%, 01/14/56(a)	EUR583	686,085
State of Rhineland-Palatinate
0.01%, 01/21/31(a)	EUR900	919,281
0.05%, 01/23/30(a)	EUR425	448,343
0.38%, 01/26/27(a)	EUR300	346,385
0.38%, 03/10/51(a)	EUR200	105,005
2.75%, 02/23/28(a)	EUR1,490	1,745,021
2.75%, 07/25/31(a)	EUR100	115,806
3.00%, 05/02/34	EUR200	231,685
State of Saarland, 3.00%, 01/19/35(a)	EUR200	230,108
State of Saxony-Anhalt
0.01%, 03/10/31(a)	EUR300	304,925
0.35%, 02/09/32	EUR200	201,192
0.50%, 06/25/27(a)	EUR450	514,587
0.75%, 01/29/29(a)	EUR200	221,510
2.45%, 02/13/30	EUR1,300	1,498,613
2.75%, 05/19/32	EUR400	461,018
2.75%, 01/23/34	EUR200	227,506
2.85%, 01/29/35	EUR500	569,343
2.95%, 06/20/33(a)	EUR250	289,406
3.13%, 02/04/36(a)	EUR1,000	1,156,053
3.15%, 02/06/54	EUR190	198,115
State of Schleswig-Holstein Germany
0.05%, 07/08/31(a)	EUR500	503,659
0.13%, 06/12/29(a)	EUR550	592,588
0.20%, 08/15/39(a)	EUR250	187,536
0.38%, 02/08/27(a)	EUR200	230,652
2.75%, 06/13/33(a)	EUR300	343,328
2.88%, 05/10/28(a)	EUR450	527,751
2.88%, 06/25/29(a)	EUR1,000	1,171,873
2.88%, 04/10/35(a)	EUR300	341,733
2.88%, 08/20/35(a)	EUR200	227,042
3.00%, 08/16/33(a)	EUR800	928,696
3.13%, 04/28/36	EUR500	577,330
		717,849,749
Greece — 0.2%
Hellenic Republic Government Bonds
0.75%, 06/18/31(f)	EUR3,820	3,983,289
1.50%, 06/18/30(a)(f)	EUR2,562	2,830,252
1.88%, 02/04/35(f)	EUR300	305,647
1.88%, 01/24/52(a)(f)	EUR1,400	1,009,779
3.38%, 06/15/34(a)(f)	EUR1,926	2,230,221
3.38%, 06/16/36(a)(f)	EUR1,380	1,562,268
3.63%, 06/15/35(a)(f)	EUR1,360	1,586,742
3.88%, 06/15/28(a)(f)	EUR3,620	4,343,268
3.90%, 01/30/33(a)	EUR5,000	6,043,348
4.00%, 01/30/37(a)	EUR2,750	3,269,374
4.13%, 06/15/54(a)(f)	EUR884	980,375
4.20%, 01/30/42(a)	EUR1,590	1,876,691
Security	Par (000)	Value
Greece (continued)
4.38%, 07/18/38(a)(f)	EUR1,550	$1,889,225
		31,910,479
Guernsey — 0.0%
States of Guernsey Bond, 3.38%, 12/12/46(a)	GBP300	279,817
Hong Kong — 0.0%
Hong Kong Government Bond Programme
2.02%, 03/07/34	HKD15,400	1,847,056
2.13%, 07/16/30	HKD1,250	156,595
Hong Kong Government Infrastructure Bond Programme
2.70%, 05/15/30	HKD2,350	301,837
3.17%, 07/24/35	HKD8,800	1,145,297
Hong Kong Government International Bonds
2.50%, 11/11/29(a)	EUR300	347,770
3.13%, 06/10/33(a)	EUR500	592,383
3.38%, 06/07/27(a)	EUR382	451,623
3.75%, 06/07/32(a)	EUR200	244,884
		5,087,445
Hungary — 0.2%
Hungary Government Bonds
2.25%, 04/20/33	HUF1,078,920	2,755,522
2.25%, 06/22/34	HUF260,990	644,713
2.75%, 12/22/26	HUF411,470	1,302,534
3.00%, 10/27/27	HUF541,710	1,676,527
3.00%, 08/21/30	HUF579,480	1,667,631
3.00%, 10/27/38	HUF348,710	829,508
3.00%, 04/25/41	HUF700,000	1,589,691
3.25%, 10/22/31	HUF467,640	1,324,766
4.50%, 03/23/28	HUF136,470	428,872
4.75%, 11/24/32	HUF324,240	977,272
6.00%, 11/28/29	HUF121,780	392,749
6.75%, 10/22/28	HUF424,590	1,393,264
6.75%, 07/23/31	HUF105,460	352,049
7.00%, 10/24/35	HUF1,076,470	3,711,449
Hungary Government International Bonds
1.63%, 04/28/32(a)	EUR423	444,765
4.00%, 07/25/29(a)	EUR1,050	1,262,395
4.25%, 06/16/31(a)	EUR400	484,832
4.25%, 05/26/33(a)	EUR900	1,071,255
4.50%, 06/16/34(a)	EUR750	900,620
4.88%, 03/25/38(a)	EUR275	331,623
4.88%, 03/22/40(a)	EUR1,000	1,201,561
5.00%, 02/22/27(a)	EUR250	298,595
5.38%, 09/12/33(a)	EUR300	379,662
Magyar Export-Import Bank Zrt, 6.00%, 05/16/29(a)	EUR750	933,346
MFB Magyar Fejlesztesi Bank Zrt, 4.38%, 06/27/30(a)	EUR200	239,235
		26,594,436
Iceland — 0.0%
Iceland Government International Bonds
0.01%, 04/15/28(a)	EUR700	772,882
2.63%, 05/27/30(a)	EUR600	688,764
		1,461,646
Indonesia — 0.8%
Indonesia Government International Bonds
0.90%, 02/14/27	EUR100	115,379
1.10%, 03/12/33	EUR200	191,331
1.30%, 03/23/34	EUR300	280,978
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Indonesia (continued)
1.40%, 10/30/31	EUR300	$310,613
3.65%, 09/10/32	EUR200	230,748
3.75%, 06/14/28(a)	EUR500	591,598
3.75%, 10/16/33	EUR300	341,123
3.88%, 01/15/33	EUR400	462,548
4.10%, 03/04/34	EUR400	459,491
4.13%, 01/15/37	EUR300	337,364
4.46%, 03/04/38	EUR300	340,701
4.97%, 03/04/46	EUR300	343,395
Indonesia Treasury Bonds
5.13%, 04/15/27	IDR39,000,000	2,229,608
6.25%, 06/15/36	IDR17,555,000	987,376
6.38%, 08/15/28	IDR104,364,000	6,040,938
6.38%, 04/15/32	IDR63,459,000	3,597,944
6.38%, 07/15/37	IDR20,485,000	1,150,654
6.50%, 07/15/30	IDR65,251,000	3,748,822
6.50%, 02/15/31	IDR60,396,000	3,458,752
6.50%, 04/15/36	IDR36,752,000	2,078,381
6.63%, 02/15/34	IDR93,000,000	5,311,070
6.75%, 07/15/35	IDR88,431,000	5,068,018
6.88%, 04/15/29	IDR40,000,000	2,338,533
6.88%, 08/15/51	IDR38,116,000	2,199,956
6.88%, 07/15/54	IDR44,700,000	2,577,600
7.00%, 05/15/27	IDR55,000,000	3,198,347
7.00%, 09/15/30	IDR40,048,000	2,342,061
7.00%, 02/15/33	IDR44,413,000	2,629,709
7.13%, 06/15/38	IDR33,419,000	1,970,421
7.13%, 08/15/40	IDR82,023,000	4,846,591
7.13%, 06/15/42	IDR38,660,000	2,305,645
7.13%, 06/15/43	IDR63,069,000	3,780,198
7.13%, 08/15/45	IDR54,056,000	3,239,319
7.38%, 05/15/48	IDR27,269,000	1,662,149
7.50%, 08/15/32	IDR41,912,000	2,520,243
7.50%, 06/15/35	IDR45,000,000	2,721,537
7.50%, 05/15/38	IDR5,508,000	335,189
7.50%, 04/15/40	IDR50,166,000	3,069,813
8.25%, 05/15/29	IDR58,031,000	3,513,127
8.25%, 05/15/36	IDR18,000,000	1,144,628
8.38%, 09/15/26	IDR9,000,000	525,232
8.38%, 03/15/34	IDR38,000,000	2,398,060
8.38%, 04/15/39	IDR19,760,000	1,289,739
8.75%, 05/15/31	IDR60,142,000	3,824,789
8.75%, 02/15/44	IDR12,320,000	840,021
Perusahaan Penerbit SBSN Indonesia
5.88%, 07/15/28	IDR44,778,000	2,565,044
6.38%, 03/15/34	IDR55,268,000	3,215,173
6.88%, 12/15/49	IDR66,896,000	3,922,788
8.88%, 11/15/31	IDR7,600,000	492,054
		103,144,798
Ireland — 0.3%
Ireland Government Bonds
0.01%, 10/18/31(a)	EUR2,955	2,973,530
0.20%, 05/15/27(a)	EUR5,204	5,964,734
0.20%, 10/18/30(a)	EUR5,467	5,728,748
0.35%, 10/18/32(a)	EUR1,021	1,016,673
0.40%, 05/15/35(a)	EUR4,955	4,563,330
0.55%, 04/22/41(a)	EUR1,098	847,705
0.90%, 05/15/28(a)	EUR681	772,110
1.10%, 05/15/29(a)	EUR2,263	2,531,880
1.30%, 05/15/33(a)	EUR565	593,345
1.35%, 03/18/31(a)	EUR694	762,338
Security	Par (000)	Value
Ireland (continued)
1.50%, 05/15/50(a)	EUR3,522	$2,713,475
1.70%, 05/15/37(a)	EUR3,960	3,952,933
2.00%, 02/18/45(a)	EUR2,573	2,366,393
2.40%, 05/15/30(a)	EUR1,290	1,492,000
2.60%, 10/18/34(a)	EUR1,650	1,864,281
3.00%, 10/18/43(a)	EUR1,720	1,871,785
3.10%, 06/18/36(a)	EUR1,020	1,180,634
3.15%, 10/18/55(a)	EUR1,350	1,413,327
		42,609,221
Isle Of Man — 0.0%
Isle of Man Government International Bonds, 1.63%, 09/14/51(a)	GBP150	84,624
Israel — 0.4%
Israel Government Bonds - Fixed
1.00%, 03/31/30	ILS8,576	2,617,655
1.30%, 04/30/32	ILS6,733	1,976,965
1.50%, 05/31/37	ILS14,927	3,913,340
2.00%, 03/31/27	ILS1,750	584,524
2.25%, 09/28/28	ILS4,828	1,581,605
2.80%, 11/29/52	ILS12,410	3,093,460
3.75%, 09/30/27	ILS17,540	5,952,923
3.75%, 02/28/29	ILS5,568	1,887,472
3.75%, 03/31/47	ILS10,682	3,313,644
4.00%, 03/30/35	ILS17,966	6,101,809
4.15%, 10/31/35	ILS9,790	3,360,992
4.60%, 08/31/29	ILS22,450	7,802,915
5.50%, 01/31/42	ILS9,486	3,689,023
6.25%, 10/30/26	ILS3,643	1,250,608
Israel Government International Bonds
0.63%, 01/18/32(a)	EUR600	593,933
1.50%, 01/18/27(a)	EUR300	347,419
1.50%, 01/16/29(a)	EUR900	1,001,606
2.50%, 01/16/49(a)	EUR850	680,239
5.00%, 10/30/26(a)	EUR200	236,597
		49,986,729
Italy — 4.8%
Acquirente Unico SpA, 3.50%, 02/11/33(a)	EUR600	691,586
Cassa Depositi e Prestiti SpA
1.00%, 09/21/28(a)	EUR1,400	1,563,869
1.00%, 02/11/30(a)	EUR100	107,915
3.25%, 06/17/33(a)	EUR200	227,910
3.50%, 10/27/35(a)	EUR800	900,458
4.75%, 10/18/30(a)	EUR600	741,230
City of Milan Italy, 4.02%, 06/29/35	EUR200	232,657
Istituto Per Il Credito Sportivo E Culturale SpA, 3.50%, 01/29/30(a)	EUR400	468,687
Italy Buoni Poliennali Del Tesoro
0.25%, 03/15/28(a)	EUR4,033	4,518,840
0.45%, 02/15/29(a)	EUR2,558	2,807,413
0.50%, 07/15/28(a)	EUR7,507	8,380,229
0.60%, 08/01/31(a)(f)	EUR5,553	5,695,161
0.90%, 04/01/31(a)	EUR12,070	12,699,874
0.95%, 09/15/27(a)	EUR13,460	15,429,804
0.95%, 08/01/30(a)	EUR4,218	4,530,627
0.95%, 12/01/31(a)(f)	EUR10,684	11,059,706
0.95%, 06/01/32(a)	EUR6,810	6,946,043
0.95%, 03/01/37(f)	EUR2,128	1,850,357
1.35%, 04/01/30(a)	EUR4,873	5,365,917
1.45%, 03/01/36(f)	EUR4,700	4,458,293
1.50%, 04/30/45(f)	EUR4,136	3,082,950

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Italy (continued)
1.65%, 12/01/30(f)	EUR2,248	$2,470,876
1.65%, 03/01/32(a)(f)	EUR5,753	6,161,497
1.70%, 09/01/51(a)(f)	EUR8,600	5,873,152
1.80%, 03/01/41(a)(f)	EUR8,160	7,057,941
2.00%, 02/01/28(a)	EUR7,292	8,447,200
2.15%, 09/01/52(f)	EUR3,940	2,961,058
2.15%, 03/01/72(a)(f)	EUR2,891	1,956,077
2.25%, 09/01/36(a)(f)	EUR3,180	3,230,110
2.45%, 09/01/33(a)(f)	EUR4,872	5,329,996
2.45%, 09/01/50(a)(f)	EUR5,123	4,220,024
2.50%, 12/01/32(a)	EUR6,360	7,065,270
2.65%, 12/01/27(a)	EUR14,389	16,860,557
2.65%, 06/15/28(a)	EUR1,033	1,207,499
2.70%, 10/15/27(a)	EUR8,570	10,047,215
2.70%, 10/01/30(f)	EUR330	380,186
2.70%, 03/01/47(a)(f)	EUR3,824	3,458,752
2.80%, 12/01/28(a)	EUR5,610	6,577,705
2.80%, 06/15/29(a)	EUR8,603	10,051,378
2.80%, 03/01/67(a)(f)	EUR3,082	2,489,284
2.85%, 02/01/31(a)	EUR7,460	8,621,418
2.95%, 07/01/30(a)	EUR2,550	2,974,029
2.95%, 09/01/38(a)(f)	EUR2,854	3,007,547
3.00%, 08/01/29(a)	EUR5,468	6,428,654
3.00%, 10/01/29(a)	EUR4,280	5,022,035
3.10%, 03/01/40(a)(f)	EUR6,114	6,413,824
3.15%, 11/15/31(a)(f)	EUR13,630	15,879,550
3.15%, 03/15/33(f)	EUR18,520	21,292,517
3.25%, 07/15/32(a)(f)	EUR10,960	12,759,161
3.25%, 03/01/38(a)(f)	EUR5,409	5,910,398
3.25%, 09/01/46(a)(f)	EUR6,602	6,574,760
3.35%, 07/01/29(a)	EUR8,885	10,543,178
3.35%, 03/01/35(a)(f)	EUR13,599	15,557,963
3.40%, 04/01/28(a)	EUR3,964	4,702,878
3.45%, 07/15/27(a)	EUR7,420	8,783,804
3.45%, 07/15/31(a)	EUR10,380	12,298,705
3.45%, 02/01/36(a)	EUR6,900	7,855,329
3.45%, 03/01/48(a)(f)	EUR5,237	5,327,182
3.50%, 03/01/30(a)(f)	EUR14,097	16,825,429
3.50%, 02/15/31(a)(f)	EUR2,400	2,853,767
3.50%, 02/15/31(f)	EUR9,840	11,700,446
3.60%, 10/01/35(a)	EUR21,080	24,375,322
3.65%, 08/01/35(a)(f)	EUR5,933	6,899,962
3.70%, 06/15/30(a)	EUR12,930	15,518,620
3.80%, 08/01/28(a)	EUR2,991	3,582,093
3.85%, 12/15/29(a)	EUR8,123	9,798,684
3.85%, 07/01/34(a)	EUR5,222	6,214,920
3.85%, 02/01/35(a)	EUR5,771	6,840,574
3.85%, 10/01/40(a)(f)	EUR5,370	6,085,212
3.85%, 09/01/49(a)(f)	EUR10,627	11,426,194
3.95%, 10/01/41(f)	EUR8,250	9,368,500
4.00%, 11/15/30(a)	EUR4,110	4,992,214
4.00%, 10/30/31(a)(f)	EUR2,200	2,676,779
4.00%, 04/30/35(a)(f)	EUR3,129	3,754,747
4.00%, 02/01/37(a)(f)	EUR6,717	7,978,909
4.05%, 10/30/37(a)(f)	EUR6,460	7,654,778
4.10%, 02/01/29(a)	EUR5,960	7,210,467
4.10%, 04/30/46(f)	EUR5,070	5,731,012
4.15%, 10/01/39(a)(f)	EUR6,374	7,517,638
4.20%, 03/01/34(a)	EUR5,160	6,299,390
4.30%, 10/01/54(a)(f)	EUR7,160	8,072,514
4.35%, 11/01/33(a)	EUR5,950	7,342,157
Security	Par (000)	Value
Italy (continued)
4.40%, 05/01/33(a)	EUR4,972	$6,164,260
4.45%, 09/01/43(a)(f)	EUR9,040	10,790,116
4.50%, 10/01/53(a)(f)	EUR5,871	6,852,283
4.65%, 10/01/55(a)(f)	EUR1,800	2,135,823
4.75%, 09/01/28(a)(f)	EUR4,108	5,025,447
4.75%, 09/01/44(a)(f)	EUR5,631	6,982,346
5.00%, 08/01/34(a)(f)	EUR8,751	11,255,759
5.00%, 08/01/39(a)(f)	EUR5,573	7,164,955
5.00%, 09/01/40(a)(f)	EUR6,361	8,171,245
5.25%, 11/01/29(a)	EUR872	1,099,548
5.75%, 02/01/33(a)	EUR4,535	6,051,978
6.00%, 05/01/31(a)	EUR2,905	3,846,348
6.50%, 11/01/27(a)	EUR2,764	3,419,824
Region of Lazio Italy, 3.09%, 03/31/43(a)	EUR75	80,659
Republic of Italy Government International Bonds, 5.20%, 07/31/34	EUR950	1,203,486
		638,522,640
Japan — 10.8%
Development Bank of Japan, Inc.
2.50%, 09/04/29(a)	EUR1,500	1,727,953
2.63%, 09/11/28(a)	EUR500	581,290
3.50%, 09/13/27(a)	EUR200	236,609
Japan Bank for International Cooperation
2.63%, 10/17/30	EUR1,000	1,148,278
3.13%, 04/22/31	EUR1,900	2,222,553
Japan Government Five Year Bonds
0.01%, 03/20/27	JPY2,203,750	13,943,826
0.01%, 06/20/27	JPY3,020,400	19,051,326
0.10%, 09/20/27	JPY1,132,600	7,125,191
0.10%, 03/20/28	JPY1,106,550	6,902,858
0.10%, 06/20/28	JPY2,772,500	17,221,714
0.20%, 12/20/27	JPY2,317,350	14,540,858
0.20%, 03/20/28	JPY1,820,000	11,374,861
0.20%, 12/20/28	JPY720,000	4,445,346
0.30%, 12/20/27	JPY455,350	2,861,816
0.30%, 06/20/28	JPY300,000	1,871,449
0.30%, 09/20/28	JPY2,325,600	14,453,811
0.30%, 12/20/28	JPY872,750	5,403,437
0.40%, 09/20/28	JPY977,350	6,088,828
0.40%, 12/20/28	JPY2,010,450	12,479,207
0.40%, 03/20/29	JPY1,437,350	8,886,990
0.40%, 06/20/29	JPY897,700	5,526,579
0.50%, 03/20/29	JPY752,200	4,663,931
0.50%, 06/20/29	JPY1,402,650	8,661,680
0.60%, 03/20/29	JPY401,300	2,495,688
0.60%, 06/20/29	JPY1,040,600	6,447,114
0.70%, 09/20/29	JPY1,362,250	8,433,334
0.90%, 12/20/29	JPY833,850	5,178,914
1.00%, 03/20/30	JPY1,271,300	7,897,742
1.00%, 06/20/30	JPY1,614,200	9,995,739
1.10%, 06/20/30	JPY420,000	2,611,306
1.30%, 09/20/30	JPY1,346,700	8,416,129
1.40%, 09/20/30	JPY1,020,350	6,406,874
1.60%, 12/20/30	JPY3,502,450	22,131,029
1.80%, 03/20/31	JPY1,602,400	10,198,021
Japan Government Forty Year Bonds
0.40%, 03/20/56	JPY948,700	2,478,696
0.50%, 03/20/59	JPY1,231,650	3,139,700
0.50%, 03/20/60	JPY1,542,200	3,860,908
0.70%, 03/20/61	JPY533,800	1,434,593
0.80%, 03/20/58	JPY515,700	1,532,049
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Japan (continued)
0.90%, 03/20/57	JPY364,550	$1,144,088
1.00%, 03/20/62	JPY458,600	1,376,790
1.30%, 03/20/63	JPY866,600	2,862,502
1.40%, 03/20/55	JPY510,150	1,935,573
1.70%, 03/20/54	JPY718,950	2,998,813
1.90%, 03/20/53	JPY1,140,700	5,052,651
2.00%, 03/20/52	JPY389,350	1,784,714
2.20%, 03/20/49	JPY804,300	4,065,576
2.20%, 03/20/50	JPY116,250	577,959
2.20%, 03/20/51	JPY295,250	1,439,530
2.20%, 03/20/64	JPY1,516,650	6,632,742
2.40%, 03/20/48	JPY136,450	727,676
3.10%, 03/20/65	JPY909,550	5,041,584
Japan Government Ten Year Bonds
0.10%, 06/20/27	JPY1,851,600	11,691,471
0.10%, 09/20/27	JPY1,506,600	9,478,337
0.10%, 12/20/27	JPY3,319,250	20,792,148
0.10%, 03/20/28	JPY2,144,250	13,377,040
0.10%, 06/20/28	JPY1,931,450	12,002,665
0.10%, 09/20/28	JPY1,565,250	9,685,776
0.10%, 12/20/28	JPY2,334,850	14,377,969
0.10%, 03/20/29	JPY1,170,000	7,170,893
0.10%, 06/20/29	JPY1,370,450	8,358,992
0.10%, 09/20/29	JPY2,198,550	13,336,144
0.10%, 12/20/29	JPY2,303,950	13,899,453
0.10%, 03/20/30	JPY3,525,800	21,150,584
0.10%, 06/20/30	JPY3,084,850	18,400,568
0.10%, 09/20/30	JPY2,179,200	12,922,059
0.10%, 12/20/30	JPY3,109,400	18,330,395
0.10%, 03/20/31	JPY1,813,850	10,629,358
0.10%, 06/20/31	JPY3,306,250	19,250,488
0.10%, 09/20/31	JPY2,765,100	15,998,656
0.10%, 12/20/31	JPY1,576,250	9,061,473
0.20%, 03/20/32	JPY2,356,900	13,543,672
0.20%, 06/20/32	JPY2,105,750	12,019,719
0.20%, 09/20/32	JPY1,764,200	10,009,801
0.40%, 06/20/33	JPY2,290,350	12,926,974
0.50%, 12/20/32	JPY2,243,600	12,910,520
0.50%, 03/20/33	JPY3,496,700	20,018,133
0.60%, 12/20/33	JPY3,979,300	22,516,906
0.70%, 12/20/33	JPY1,080,350	6,145,796
0.80%, 09/20/33	JPY2,140,800	12,375,224
0.80%, 03/20/34	JPY2,792,250	15,956,987
0.90%, 09/20/34	JPY1,625,050	9,260,380
1.10%, 06/20/34	JPY1,612,750	9,393,457
1.20%, 12/20/34	JPY2,091,950	12,166,732
1.40%, 03/20/35	JPY1,592,450	9,375,933
1.50%, 06/20/35	JPY1,803,150	10,671,958
1.70%, 09/20/35	JPY1,778,850	10,668,786
2.10%, 12/20/35	JPY3,799,950	23,519,983
Japan Government Thirty Year Bonds
0.30%, 06/20/46	JPY1,066,750	3,756,983
0.40%, 06/20/49	JPY1,294,500	4,177,234
0.40%, 09/20/49	JPY395,350	1,263,330
0.40%, 12/20/49	JPY996,600	3,155,620
0.40%, 03/20/50	JPY855,450	2,679,110
0.50%, 09/20/46	JPY385,650	1,417,174
0.50%, 03/20/49	JPY250,350	841,285
0.60%, 12/20/46	JPY575,100	2,148,797
0.60%, 06/20/50	JPY823,150	2,717,935
0.60%, 09/20/50	JPY581,950	1,903,683
Security	Par (000)	Value
Japan (continued)
0.70%, 06/20/48	JPY330,000	$1,203,126
0.70%, 12/20/48	JPY676,200	2,425,154
0.70%, 12/20/50	JPY649,650	2,171,581
0.70%, 03/20/51	JPY848,150	2,808,967
0.70%, 06/20/51	JPY592,250	1,944,973
0.70%, 09/20/51	JPY676,600	2,203,974
0.70%, 12/20/51	JPY728,800	2,354,940
0.80%, 03/20/46	JPY520,250	2,088,423
0.80%, 03/20/47	JPY416,650	1,622,174
0.80%, 06/20/47	JPY647,000	2,498,763
0.80%, 09/20/47	JPY1,788,350	6,861,981
0.80%, 12/20/47	JPY472,650	1,796,782
0.80%, 03/20/48	JPY600,600	2,265,674
0.90%, 09/20/48	JPY632,250	2,409,789
1.00%, 03/20/52	JPY822,700	2,902,388
1.20%, 06/20/53	JPY264,650	967,585
1.30%, 06/20/52	JPY1,161,050	4,440,645
1.40%, 09/20/45	JPY682,000	3,148,449
1.40%, 12/20/45	JPY1,577,950	7,241,923
1.40%, 09/20/52	JPY374,200	1,464,451
1.40%, 03/20/53	JPY376,550	1,463,788
1.50%, 12/20/44	JPY217,150	1,037,864
1.50%, 03/20/45	JPY462,250	2,198,753
1.60%, 06/20/45	JPY281,000	1,354,588
1.60%, 12/20/52	JPY432,300	1,778,952
1.60%, 12/20/53	JPY350,750	1,425,178
1.70%, 12/20/43	JPY407,550	2,060,690
1.70%, 03/20/44	JPY130,000	653,960
1.70%, 06/20/44	JPY62,050	310,259
1.70%, 09/20/44	JPY216,850	1,080,392
1.80%, 03/20/43	JPY969,250	5,050,606
1.80%, 09/20/43	JPY189,800	980,503
1.80%, 09/20/53	JPY252,300	1,083,550
1.80%, 03/20/54	JPY480,050	2,049,573
1.90%, 09/20/42	JPY519,350	2,781,233
1.90%, 06/20/43	JPY371,450	1,955,176
2.00%, 09/20/40	JPY952,750	5,380,377
2.00%, 09/20/41	JPY1,352,750	7,488,125
2.00%, 03/20/42	JPY1,148,000	6,301,637
2.10%, 09/20/54	JPY369,400	1,690,689
2.20%, 09/20/39	JPY544,650	3,208,596
2.20%, 03/20/41	JPY849,050	4,881,530
2.20%, 06/20/54	JPY585,350	2,749,539
2.30%, 03/20/35	JPY34,550	219,219
2.30%, 06/20/35	JPY53,250	337,096
2.30%, 12/20/35	JPY155,000	975,616
2.30%, 03/20/39	JPY1,492,450	8,967,161
2.30%, 03/20/40	JPY2,024,900	11,972,950
2.30%, 12/20/54	JPY1,137,150	5,447,170
2.40%, 03/20/34	JPY31,250	201,500
2.40%, 03/20/37	JPY168,400	1,052,160
2.40%, 09/20/38	JPY332,450	2,034,143
2.40%, 03/20/55	JPY1,084,450	5,306,877
2.50%, 06/20/34	JPY32,050	207,811
2.50%, 09/20/34	JPY450,150	2,913,773
2.50%, 06/20/36	JPY798,600	5,088,909
2.50%, 09/20/37	JPY554,250	3,475,724
2.50%, 03/20/38	JPY411,100	2,562,196
2.80%, 06/20/55	JPY858,800	4,584,554
3.20%, 09/20/55	JPY986,950	5,715,490
3.40%, 12/20/55	JPY926,700	5,578,668

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Japan (continued)
Japan Government Twenty Year Bonds
0.20%, 06/20/36	JPY936,300	$4,741,842
0.30%, 06/20/39	JPY1,146,550	5,265,177
0.30%, 09/20/39	JPY1,292,050	5,875,730
0.30%, 12/20/39	JPY1,138,500	5,128,329
0.40%, 03/20/36	JPY2,029,200	10,593,334
0.40%, 03/20/39	JPY1,622,550	7,631,983
0.40%, 03/20/40	JPY730,550	3,312,893
0.40%, 06/20/40	JPY1,066,550	4,792,308
0.40%, 09/20/40	JPY1,586,750	7,064,126
0.40%, 06/20/41	JPY1,599,200	6,929,758
0.50%, 09/20/36	JPY1,747,050	9,071,797
0.50%, 03/20/38	JPY1,160,550	5,732,307
0.50%, 06/20/38	JPY674,900	3,304,657
0.50%, 12/20/38	JPY561,750	2,704,030
0.50%, 12/20/40	JPY1,283,050	5,757,041
0.50%, 03/20/41	JPY1,068,250	4,752,644
0.50%, 09/20/41	JPY857,300	3,741,862
0.50%, 12/20/41	JPY646,100	2,799,381
0.60%, 12/20/36	JPY604,250	3,148,343
0.60%, 06/20/37	JPY705,900	3,620,546
0.60%, 09/20/37	JPY592,600	3,014,432
0.60%, 12/20/37	JPY592,750	2,990,466
0.70%, 03/20/37	JPY781,350	4,084,430
0.70%, 09/20/38	JPY839,350	4,185,439
0.80%, 03/20/42	JPY594,450	2,691,764
0.90%, 06/20/42	JPY795,300	3,637,599
1.00%, 12/20/35	JPY835,750	4,670,930
1.10%, 09/20/42	JPY681,100	3,206,163
1.10%, 03/20/43	JPY435,000	2,020,117
1.10%, 06/20/43	JPY639,950	2,949,120
1.20%, 12/20/34	JPY838,550	4,876,931
1.20%, 03/20/35	JPY858,100	4,965,890
1.20%, 09/20/35	JPY3,315,750	18,988,961
1.30%, 06/20/35	JPY1,172,800	6,814,554
1.30%, 12/20/43	JPY654,350	3,086,157
1.40%, 09/20/34	JPY741,200	4,402,580
1.40%, 12/20/42	JPY664,050	3,267,309
1.50%, 06/20/32	JPY1,139,800	7,051,444
1.50%, 03/20/33	JPY460,600	2,823,361
1.50%, 03/20/34	JPY738,950	4,460,851
1.50%, 06/20/34	JPY779,100	4,684,322
1.50%, 09/20/43	JPY351,000	1,724,333
1.60%, 06/20/30	JPY896,950	5,689,498
1.60%, 03/20/32	JPY23,850	148,838
1.60%, 06/20/32	JPY388,350	2,416,673
1.60%, 03/20/33	JPY770,950	4,757,405
1.60%, 12/20/33	JPY762,650	4,655,703
1.60%, 03/20/44	JPY323,800	1,599,523
1.70%, 12/20/31	JPY121,950	767,468
1.70%, 03/20/32	JPY483,600	3,034,991
1.70%, 06/20/32	JPY118,500	741,733
1.70%, 09/20/32	JPY1,069,550	6,678,034
1.70%, 12/20/32	JPY1,704,100	10,612,347
1.70%, 06/20/33	JPY942,950	5,838,405
1.70%, 09/20/33	JPY1,262,050	7,786,589
1.80%, 09/20/31	JPY535,100	3,392,558
1.80%, 12/20/31	JPY1,297,950	8,211,010
1.80%, 03/20/32	JPY600,000	3,786,631
1.80%, 12/20/32	JPY490,100	3,072,084
1.80%, 09/20/44	JPY494,300	2,505,824
Security	Par (000)	Value
Japan (continued)
1.90%, 12/20/28	JPY1,000,000	$6,452,665
1.90%, 03/20/29	JPY430,900	2,779,901
1.90%, 09/20/30	JPY183,850	1,178,830
1.90%, 06/20/31	JPY353,100	2,253,571
1.90%, 06/20/44	JPY328,700	1,702,025
2.00%, 03/20/27	JPY203,900	1,313,266
2.00%, 06/20/30	JPY60,800	391,929
2.00%, 12/20/44	JPY2,061,050	10,749,342
2.10%, 12/20/27	JPY702,300	4,544,778
2.10%, 03/20/29	JPY517,700	3,358,379
2.10%, 06/20/29	JPY161,850	1,049,615
2.10%, 09/20/29	JPY460,300	2,985,002
2.10%, 12/20/29	JPY1,929,500	12,503,588
2.10%, 03/20/30	JPY853,400	5,529,106
2.10%, 12/20/30	JPY1,238,550	7,997,104
2.20%, 09/20/27	JPY106,400	688,888
2.20%, 03/20/28	JPY180,150	1,168,585
2.20%, 03/20/30	JPY355,000	2,307,846
2.20%, 03/20/31	JPY542,550	3,516,432
2.30%, 06/20/27	JPY1,199,500	7,764,073
2.40%, 03/20/45	JPY2,415,150	13,403,367
2.50%, 06/20/45	JPY420,650	2,365,909
2.70%, 09/20/45	JPY829,100	4,798,536
3.20%, 12/20/45	JPY1,120,100	6,973,744
Japan Government Two Year Bonds
0.70%, 05/01/27	JPY1,242,050	7,902,828
0.90%, 04/01/27	JPY1,883,550	12,013,380
0.90%, 08/01/27	JPY467,600	2,976,607
1.00%, 11/01/27	JPY1,171,250	7,452,781
1.00%, 12/01/27	JPY355,050	2,257,872
1.10%, 01/01/28	JPY2,000,000	12,730,475
1.30%, 02/01/28	JPY686,850	4,384,721
1.30%, 03/01/28	JPY300,000	1,914,421
Tokyo Metropolitan Government, 2.63%, 10/28/30(a)	EUR700	801,478
		1,440,074,922
Jersey — 0.0%
Jersey International Bonds
2.88%, 05/06/52(a)	GBP100	79,059
3.75%, 06/09/54(a)	GBP100	92,380
		171,439
Kazakhstan — 0.0%
Kazakhstan Government International Bonds
0.60%, 09/30/26(a)	EUR300	348,683
1.50%, 09/30/34(a)	EUR100	97,418
2.38%, 11/09/28(a)	EUR100	115,636
		561,737
Latvia — 0.0%
Latvia Government International Bonds
0.01%, 01/24/29(a)	EUR1,500	1,622,004
1.38%, 05/16/36(a)	EUR100	94,274
1.88%, 02/19/49(a)	EUR340	262,628
2.88%, 05/21/30(a)	EUR675	785,401
3.00%, 01/24/32(a)	EUR575	662,135
3.50%, 10/02/35(a)	EUR1,183	1,355,908
		4,782,350
Lithuania — 0.1%
Lithuania Government International Bonds
0.75%, 05/06/30(a)	EUR730	782,093
0.95%, 05/26/27(a)	EUR418	481,058
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Lithuania (continued)
1.63%, 06/19/49(a)	EUR370	$258,403
2.13%, 10/22/35(a)	EUR628	641,818
2.88%, 01/28/30(a)	EUR600	699,445
3.50%, 02/13/34(a)	EUR1,580	1,839,086
3.63%, 03/10/36(a)	EUR900	1,038,651
3.63%, 01/28/40(a)	EUR350	389,199
4.25%, 09/10/45(a)	EUR825	949,338
		7,079,091
Luxembourg — 0.1%
Banque et Caisse d'Epargne de l'Etat
3.25%, 03/19/31, (3-mo. EURIBOR + 0.80%)(a)(b)	EUR200	233,206
3.25%, 11/20/31(a)	EUR300	346,455
Isdb Trust Services No. 2 SARL, 2.80%, 11/05/29(a)	EUR750	867,163
State of the Grand-Duchy of Luxembourg
0.01%, 03/24/31(a)	EUR1,305	1,328,515
0.01%, 09/14/32(a)	EUR765	744,425
0.63%, 02/01/27(a)	EUR853	986,899
2.25%, 03/19/28(a)	EUR190	221,209
2.90%, 09/17/35(a)	EUR2,490	2,852,020
3.00%, 03/02/33(a)	EUR533	625,241
3.13%, 03/24/36(a)	EUR1,682	1,952,115
		10,157,248
Malaysia — 0.8%
Malaysia Government Bonds
2.63%, 04/15/31	MYR37,430	9,115,721
3.52%, 04/20/28	MYR7,720	1,956,778
3.76%, 05/22/40	MYR11,200	2,783,137
3.83%, 07/05/34	MYR9,380	2,403,355
3.84%, 04/15/33	MYR3,000	770,777
3.89%, 08/15/29	MYR13,000	3,340,802
3.90%, 11/30/26	MYR1,900	481,013
3.90%, 11/16/27	MYR7,400	1,887,048
3.91%, 07/15/26	MYR3,700	933,365
3.92%, 07/15/55	MYR3,220	790,722
4.05%, 04/18/39	MYR17,910	4,604,231
4.07%, 06/15/50	MYR9,570	2,417,216
4.18%, 05/16/44	MYR14,840	3,841,129
4.23%, 06/30/31	MYR6,710	1,759,644
4.25%, 05/31/35	MYR800	211,149
4.46%, 03/31/53	MYR14,050	3,753,506
4.50%, 04/30/29	MYR8,140	2,124,188
4.50%, 04/15/30	MYR850	223,519
4.64%, 11/07/33	MYR17,660	4,766,411
4.70%, 10/15/42	MYR6,840	1,884,165
4.74%, 03/15/46	MYR2,170	602,501
4.76%, 04/07/37	MYR8,495	2,333,266
4.89%, 06/08/38	MYR4,240	1,178,228
4.92%, 07/06/48	MYR8,440	2,403,406
4.94%, 09/30/43	MYR450	127,369
Malaysia Government Investment Issue
3.42%, 09/30/27	MYR21,330	5,397,633
3.45%, 07/15/36	MYR7,770	1,929,292
3.47%, 10/15/30	MYR4,000	1,012,854
3.60%, 07/31/28	MYR16,000	4,064,682
3.61%, 04/30/35	MYR12,070	3,046,477
3.80%, 10/08/31	MYR9,750	2,508,816
3.97%, 07/16/40	MYR6,840	1,743,441
4.07%, 09/30/26	MYR5,000	1,264,848
Security	Par (000)	Value
Malaysia (continued)
4.12%, 11/30/34	MYR8,300	$2,172,790
4.13%, 07/09/29	MYR11,091	2,867,472
4.19%, 10/07/32	MYR15,740	4,128,039
4.28%, 03/23/54	MYR10,300	2,673,659
4.29%, 08/14/43	MYR17,810	4,679,376
4.37%, 10/31/28	MYR7,080	1,832,230
4.42%, 09/30/41	MYR4,380	1,166,991
4.47%, 09/15/39	MYR26,630	7,112,913
4.58%, 08/30/33	MYR1,600	429,585
4.64%, 11/15/49	MYR3,300	903,840
5.36%, 05/15/52	MYR6,990	2,122,829
		107,750,413
Mexico — 0.8%
Mexican Bonos
7.50%, 05/26/33	MXN105,000	5,538,451
7.75%, 11/23/34	MXN42,000	2,207,254
8.00%, 04/15/32	MXN28,000	1,537,795
8.00%, 05/24/35	MXN31,000	1,651,476
8.00%, 02/21/36	MXN72,000	3,800,339
8.00%, 07/31/53	MXN114,530	6,044,033
8.00%, 04/29/55	MXN39,000	1,864,126
8.50%, 03/02/28	MXN141,000	8,187,864
8.50%, 03/01/29	MXN281,000	16,237,620
8.50%, 02/28/30	MXN129,600	7,420,907
Series M, 7.75%, 05/29/31	MXN171,006	9,418,466
Series M, 7.75%, 11/23/34	MXN106,000	5,570,688
Series M, 7.75%, 11/13/42	MXN235,574	11,354,608
Series M, 8.00%, 11/07/47	MXN90,662	4,388,026
Series M 20, 7.50%, 06/03/27	MXN74,228	4,268,065
Series M 20, 8.50%, 05/31/29	MXN64,108	3,698,246
Series M 30, 8.50%, 11/18/38	MXN53,797	2,857,491
Series M 30, 10.00%, 11/20/36	MXN22,000	1,327,597
Mexico Government International Bonds
1.13%, 01/17/30	EUR500	530,977
1.35%, 09/18/27	EUR400	457,018
1.45%, 10/25/33	EUR900	851,010
1.75%, 04/17/28	EUR850	962,315
2.13%, 10/25/51	EUR600	375,644
2.25%, 08/12/36	EUR200	184,848
2.38%, 02/11/30	EUR200	222,168
2.88%, 04/08/39	EUR800	738,122
3.00%, 03/06/45	EUR200	170,015
3.50%, 09/19/29	EUR1,000	1,162,964
3.88%, 05/16/31	EUR200	231,256
4.00%, 03/15/2115	EUR300	240,836
4.49%, 05/25/32	EUR843	996,895
4.50%, 03/19/34	EUR500	579,512
4.63%, 05/04/33	EUR500	592,223
4.88%, 05/16/36	EUR200	232,081
5.13%, 05/04/37	EUR300	351,254
5.13%, 03/19/38	EUR500	576,947
5.38%, 05/16/40	EUR1,225	1,418,400
5.63%, 03/19/2114	GBP100	99,012
		108,346,549
Netherlands — 1.1%
BNG Bank NV
0.10%, 01/15/30(a)	EUR900	953,530
1.25%, 03/30/37(a)	EUR1,550	1,460,248
1.88%, 07/13/32(a)	EUR1,200	1,311,395
2.50%, 05/21/30(a)	EUR700	807,740

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Netherlands (continued)
2.75%, 10/04/27(a)	EUR1,000	$1,173,096
2.75%, 04/05/29(a)	EUR500	584,648
2.75%, 01/11/34(a)	EUR590	671,131
2.75%, 08/28/34(a)	EUR900	1,017,017
2.88%, 06/11/31(a)	EUR300	349,595
2.88%, 02/26/35(a)	EUR1,100	1,247,441
3.25%, 08/29/33(a)	EUR1,200	1,415,100
3.25%, 04/10/36(a)	EUR600	696,820
3.38%, 04/02/40(a)	EUR600	679,828
4.25%, 02/15/29(a)	GBP400	539,358
4.50%, 01/31/28(a)	GBP1,000	1,358,266
Nederlandse Financierings-Maatschappij voor Ontwikkelingslanden NV, 3.00%, 10/25/27(a)	EUR200	235,273
Nederlandse Waterschapsbank NV
0.01%, 11/16/26(a)	EUR200	231,663
0.01%, 09/08/31(a)	EUR700	699,909
0.01%, 02/16/37(a)	EUR1,050	853,976
0.05%, 01/28/30(a)	EUR400	422,288
0.13%, 09/03/35(a)	EUR300	262,843
0.38%, 09/28/46(a)	EUR400	240,941
0.75%, 10/04/41(a)	EUR400	306,041
1.50%, 04/27/38(a)	EUR280	264,115
2.13%, 10/30/28(a)	EUR600	691,846
2.50%, 09/13/27(a)	EUR1,100	1,286,400
2.50%, 05/22/30(a)	EUR2,000	2,304,967
2.63%, 01/10/34(a)	EUR1,600	1,804,316
2.75%, 09/24/32(a)	EUR600	689,179
3.00%, 06/05/31(a)	EUR600	702,719
4.13%, 10/22/27(a)	GBP1,000	1,351,843
4.75%, 01/31/28(a)	GBP100	136,399
4.80%, 08/05/31	AUD1,000	707,058
Netherlands Government Bonds
0.01%, 01/15/29(f)	EUR3,215	3,512,355
0.01%, 07/15/30(a)(f)	EUR3,737	3,911,299
0.01%, 07/15/31(a)(f)	EUR4,084	4,143,493
0.01%, 01/15/38(a)(f)	EUR5,936	4,759,587
0.01%, 01/15/52(a)(f)	EUR6,330	3,028,538
0.25%, 07/15/29(a)(f)	EUR7,020	7,624,894
0.50%, 07/15/32(a)(f)	EUR2,690	2,731,436
0.50%, 01/15/40(f)	EUR12,270	9,916,148
0.75%, 07/15/27(a)(f)	EUR5,956	6,840,242
0.75%, 07/15/28(a)(f)	EUR9,093	10,244,133
2.00%, 01/15/54(a)(f)	EUR5,880	5,033,267
2.50%, 01/15/30(a)(f)	EUR12,050	14,022,164
2.50%, 01/15/33(a)(f)	EUR4,455	5,094,922
2.50%, 07/15/33(f)	EUR2,999	3,413,075
2.50%, 07/15/34(a)(f)	EUR3,090	3,487,453
2.50%, 07/15/35(a)(f)	EUR3,590	4,015,675
2.75%, 01/15/47(a)(f)	EUR6,720	7,007,079
3.25%, 01/15/44(a)(f)	EUR2,980	3,400,311
3.50%, 01/15/56(a)(f)	EUR2,278	2,641,225
3.75%, 01/15/42(a)(f)	EUR7,184	8,756,208
4.00%, 01/15/37(a)(f)	EUR6,103	7,685,049
5.50%, 01/15/28(f)	EUR1,170	1,438,095
		150,163,637
New Zealand — 0.3%
Auckland Council
0.13%, 09/26/29(a)	EUR300	319,009
0.25%, 11/17/31(a)	EUR400	401,228
3.13%, 03/03/36(a)	EUR400	453,125
Security	Par (000)	Value
New Zealand (continued)
Housing New Zealand Ltd., 3.42%, 10/18/28(a)	NZD500	$291,133
New Zealand Government Bonds
0.25%, 05/15/28	NZD9,175	5,060,305
1.50%, 05/15/31	NZD2,822	1,461,716
1.75%, 05/15/41	NZD3,420	1,322,234
2.00%, 05/15/32	NZD7,269	3,756,477
2.75%, 04/15/37(a)	NZD2,530	1,235,590
2.75%, 05/15/51	NZD3,080	1,185,945
3.00%, 04/20/29	NZD11,582	6,674,964
3.50%, 04/14/33(a)	NZD6,470	3,603,630
4.25%, 05/15/34	NZD4,250	2,457,135
4.25%, 05/15/36	NZD4,630	2,635,125
4.50%, 05/15/30	NZD4,710	2,827,437
4.50%, 05/15/35	NZD4,400	2,574,149
5.00%, 05/15/54	NZD2,400	1,360,610
New Zealand Local Government Funding Agency Bond
1.50%, 04/20/29(a)	NZD2,345	1,288,796
2.25%, 05/15/31(a)	NZD1,600	852,590
3.50%, 04/14/33	NZD400	218,950
4.40%, 09/08/27	AUD1,200	857,486
4.50%, 05/15/30(a)	NZD1,200	715,091
4.75%, 05/15/34	NZD1,000	587,058
5.00%, 03/08/34	AUD650	453,277
New Zealand Local Government Funding Agency Ltd., 3.13%, 10/06/32(a)	EUR200	233,805
		42,826,865
Norway — 0.2%
City of Oslo Norway, 4.37%, 10/23/35	NOK25,000	2,621,983
Kommunalbanken AS
0.05%, 10/24/29(a)	EUR300	318,192
0.60%, 06/01/26	AUD286	205,290
2.63%, 11/05/31(a)	EUR500	573,134
2.63%, 02/12/32(a)	EUR600	683,366
2.75%, 11/29/27(a)	EUR600	703,733
4.00%, 09/24/30	AUD2,058	1,412,607
4.38%, 10/23/28(a)	GBP300	405,515
4.50%, 10/22/30(a)	GBP1,000	1,351,929
5.25%, 04/18/34	AUD200	141,715
Norway Government Bonds
1.25%, 09/17/31(a)(f)	NOK14,929	1,369,227
1.38%, 08/19/30(a)(f)	NOK20,818	1,977,819
1.75%, 02/17/27(a)(f)	NOK14,007	1,480,669
1.75%, 09/06/29(f)	NOK12,188	1,203,044
2.00%, 04/26/28(a)(f)	NOK20,220	2,078,182
2.13%, 05/18/32(a)(f)	NOK14,621	1,388,649
3.00%, 08/15/33(a)(f)	NOK11,500	1,136,395
3.50%, 10/06/42(a)(f)	NOK8,450	814,710
3.63%, 04/13/34(a)(f)	NOK20,080	2,059,182
3.63%, 05/31/39(a)(f)	NOK5,700	565,822
3.75%, 06/12/35(a)(f)	NOK30,830	3,170,797
4.13%, 06/03/36(f)	NOK2,810	296,309
		25,958,269
Peru — 0.1%
Peru Government Bonds
5.35%, 08/12/40	PEN12,030	2,925,842
5.40%, 08/12/34(a)	PEN10,540	2,908,633
5.94%, 02/12/29(a)	PEN6,610	1,947,381
6.15%, 08/12/32(a)	PEN5,399	1,604,572
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Peru (continued)
6.35%, 08/12/28	PEN7,415	$2,197,525
6.85%, 08/12/35(a)(f)	PEN11,180	3,323,770
7.30%, 08/12/33(a)(f)	PEN6,100	1,909,644
7.60%, 08/12/39(a)(f)	PEN7,380	2,216,134
Peruvian Government International Bonds, 1.95%, 11/17/36	EUR600	566,528
		19,600,029
Philippines — 0.0%
Philippine Government International Bonds
0.70%, 02/03/29	EUR100	109,149
0.88%, 05/17/27	EUR200	229,761
1.20%, 04/28/33	EUR100	98,147
1.75%, 04/28/41	EUR200	162,790
3.63%, 02/04/32	EUR600	696,425
		1,296,272
Poland — 0.8%
Bank Gospodarstwa Krajowego
0.50%, 07/08/31(a)	EUR500	506,851
1.63%, 04/30/28(a)	EUR100	114,314
3.88%, 03/13/35(a)	EUR650	763,660
4.00%, 09/08/27(a)	EUR200	237,900
4.00%, 03/13/32(a)	EUR200	240,817
4.25%, 03/18/37(a)	EUR600	713,459
4.25%, 09/13/44(a)	EUR100	113,824
4.38%, 03/13/39(a)	EUR650	763,556
5.13%, 02/22/33(a)	EUR100	127,594
Republic of Poland Government Bonds
0.00%, 01/25/27(g)	PLN16,490	4,431,554
0.00%, 01/25/28(g)	PLN77,260	19,760,586
1.25%, 10/25/30	PLN94,521	22,127,711
1.75%, 04/25/32	PLN37,408	8,439,402
2.50%, 07/25/27	PLN5,088	1,375,572
2.75%, 04/25/28	PLN14,100	3,758,909
2.75%, 10/25/29	PLN8,780	2,257,493
3.75%, 05/25/27	PLN2,131	586,318
4.00%, 04/25/47	PLN2,250	479,144
4.50%, 07/25/30	PLN1,500	404,428
4.75%, 07/25/29	PLN5,690	1,562,805
5.00%, 10/25/34	PLN19,820	5,236,567
5.00%, 10/25/35	PLN21,460	5,606,286
6.00%, 10/25/33	PLN10,600	3,004,600
7.50%, 07/25/28	PLN17,960	5,244,857
Republic of Poland Government International Bonds
0.88%, 05/10/27(a)	EUR350	402,965
1.00%, 10/25/28(a)	EUR550	618,249
1.00%, 03/07/29(a)	EUR400	446,020
2.00%, 03/08/49(a)	EUR250	193,818
2.75%, 05/25/32(a)	EUR250	284,098
2.88%, 01/15/31(a)	EUR2,000	2,309,399
3.00%, 01/16/30(a)	EUR100	117,304
3.13%, 10/22/31(a)	EUR1,050	1,222,489
3.13%, 07/07/32(a)	EUR1,600	1,854,668
3.63%, 11/29/30(a)	EUR800	956,325
3.63%, 01/16/35(a)	EUR500	585,413
3.63%, 06/15/36(a)	EUR300	345,585
3.88%, 07/07/37(a)	EUR400	464,849
3.88%, 10/22/39(a)	EUR900	1,026,576
4.13%, 01/11/44(a)	EUR580	662,528
Security	Par (000)	Value
Poland (continued)
4.25%, 02/14/43(a)	EUR450	$525,161
		99,873,654
Portugal — 0.5%
Portugal Obrigacoes do Tesouro OT
0.30%, 10/17/31(a)(f)	EUR2,229	2,274,306
0.48%, 10/18/30(a)(f)	EUR1,949	2,067,199
0.70%, 10/15/27(a)(f)	EUR12,877	14,698,301
0.90%, 10/12/35(a)(f)	EUR2,621	2,471,887
1.00%, 04/12/52(a)(f)	EUR2,403	1,471,089
1.15%, 04/11/42(a)(f)	EUR2,004	1,609,943
1.65%, 07/16/32(a)(f)	EUR1,075	1,165,241
1.95%, 06/15/29(a)(f)	EUR2,417	2,773,422
2.13%, 10/17/28(a)(f)	EUR2,071	2,399,361
2.25%, 04/18/34(f)	EUR2,770	3,034,108
2.88%, 10/14/33(a)(f)	EUR1,590	1,829,674
2.88%, 10/20/34(a)(f)	EUR2,470	2,816,702
3.00%, 06/15/35(a)(f)	EUR2,556	2,923,112
3.25%, 06/13/36(a)(f)	EUR2,290	2,645,014
3.38%, 06/15/40(a)(f)	EUR1,450	1,635,592
3.50%, 06/18/38(a)(f)	EUR941	1,093,797
3.63%, 06/12/54(a)(f)	EUR1,459	1,589,387
3.88%, 02/15/30(a)(f)	EUR7,559	9,228,278
4.10%, 04/15/37(a)(f)	EUR3,994	4,946,465
4.10%, 02/15/45(a)(f)	EUR3,650	4,393,565
		67,066,443
Romania — 0.4%
Romania Government Bonds
2.50%, 10/25/27	RON4,440	949,309
3.65%, 09/24/31	RON3,500	674,329
4.15%, 01/26/28	RON7,365	1,601,792
4.15%, 10/24/30	RON4,735	956,606
4.25%, 04/28/36	RON4,000	710,023
4.75%, 10/11/34	RON2,120	404,362
4.85%, 07/25/29	RON13,630	2,915,795
5.00%, 02/12/29	RON6,165	1,334,537
6.30%, 04/26/28	RON16,530	3,719,675
6.70%, 02/25/32	RON5,000	1,100,763
6.75%, 04/25/35	RON8,000	1,746,746
6.85%, 07/29/30	RON3,490	784,916
7.10%, 07/31/34	RON6,860	1,531,974
7.20%, 10/30/33	RON2,560	575,946
7.25%, 07/30/40	RON6,110	1,372,719
7.35%, 04/28/31	RON8,420	1,927,236
7.50%, 07/27/33	RON5,680	1,298,647
7.65%, 07/27/31	RON1,120	258,870
7.90%, 02/24/38	RON4,800	1,131,463
8.00%, 04/29/30	RON3,530	826,337
8.25%, 09/29/32	RON3,450	818,032
Romanian Government International Bonds
1.38%, 12/02/29(a)	EUR400	425,619
1.75%, 07/13/30(a)	EUR500	524,426
2.00%, 01/28/32(a)	EUR250	248,196
2.00%, 04/14/33(a)	EUR300	280,489
2.12%, 07/16/31(a)	EUR250	255,779
2.13%, 03/07/28(a)	EUR200	228,684
2.38%, 04/19/27(a)	EUR492	573,441
2.50%, 02/08/30(a)	EUR200	219,694
2.63%, 12/02/40(a)	EUR350	260,610
2.75%, 04/14/41(a)	EUR450	335,828
2.88%, 05/26/28(a)	EUR294	339,287

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Romania (continued)
2.88%, 03/11/29(a)	EUR397	$449,841
2.88%, 04/13/42(a)	EUR600	446,510
3.38%, 02/08/38(a)	EUR450	398,216
3.38%, 01/28/50(a)	EUR600	430,447
3.50%, 04/03/34(a)	EUR200	202,047
3.62%, 05/26/30(a)	EUR500	567,860
3.75%, 02/07/34(a)	EUR700	719,572
3.88%, 10/29/35(a)	EUR300	301,627
4.63%, 03/04/33(a)	EUR900	999,421
4.63%, 04/03/49(a)	EUR620	546,816
5.13%, 09/24/31(a)	EUR800	941,468
5.25%, 03/10/30(a)	EUR600	720,968
5.25%, 05/30/32(a)	EUR535	626,261
5.38%, 03/22/31(a)	EUR734	876,771
5.38%, 06/07/33(a)	EUR800	923,581
5.50%, 09/18/28(a)	EUR1,200	1,461,460
5.63%, 02/22/36(a)	EUR550	625,617
5.63%, 05/30/37(a)	EUR500	555,988
5.88%, 07/11/32(a)	EUR1,300	1,559,746
6.00%, 09/24/44(a)	EUR550	598,740
6.13%, 10/07/37(a)	EUR500	572,416
6.25%, 09/10/34(a)	EUR600	719,889
6.38%, 09/18/33(a)	EUR600	731,572
6.50%, 10/07/45(a)	EUR600	677,851
6.63%, 09/27/29(a)	EUR1,050	1,322,472
6.75%, 07/11/39(a)	EUR700	828,196
		49,137,483
Saudi Arabia — 0.0%
Saudi Government International Bonds
0.63%, 03/03/30(a)	EUR200	212,997
2.00%, 07/09/39(a)	EUR650	585,695
3.38%, 03/05/32(a)	EUR600	690,868
3.75%, 03/05/37(a)	EUR300	339,821
		1,829,381
Singapore — 0.4%
Singapore Government Bonds
1.63%, 07/01/31	SGD2,102	1,637,131
1.88%, 03/01/50	SGD2,690	2,030,819
1.88%, 10/01/51	SGD2,542	1,910,314
2.13%, 06/01/26	SGD2,680	2,106,886
2.25%, 08/01/36	SGD5,060	4,031,487
2.25%, 07/01/40	SGD1,260	1,008,472
2.38%, 07/01/39	SGD1,710	1,378,796
2.50%, 04/01/30	SGD1,200	971,893
2.63%, 05/01/28	SGD2,475	1,986,218
2.63%, 08/01/32	SGD2,068	1,694,200
2.75%, 03/01/35	SGD1,070	887,035
2.75%, 04/01/42	SGD2,442	2,087,432
2.75%, 03/01/46	SGD3,242	2,816,214
2.88%, 09/01/27	SGD2,450	1,959,875
2.88%, 08/01/28	SGD2,200	1,779,077
2.88%, 07/01/29	SGD11,850	9,663,091
2.88%, 09/01/30	SGD4,161	3,425,607
3.00%, 04/01/29	SGD1,760	1,436,883
3.00%, 08/01/72(a)	SGD3,015	2,871,404
3.25%, 06/01/54(a)	SGD1,680	1,626,078
3.38%, 09/01/33	SGD3,510	3,018,840
3.38%, 05/01/34	SGD1,900	1,641,100
		51,968,852
Security	Par (000)	Value
Slovakia — 0.2%
Slovakia Government Bonds
0.13%, 06/17/27(a)	EUR1,430	$1,630,794
0.38%, 04/21/36(a)	EUR240	204,440
0.75%, 04/09/30(a)	EUR1,189	1,281,306
1.00%, 10/09/30(a)	EUR5,780	6,211,549
1.00%, 10/13/51(a)	EUR924	539,302
1.63%, 01/21/31(a)	EUR852	938,751
1.88%, 03/09/37(a)	EUR1,135	1,105,123
2.00%, 10/17/47(a)	EUR400	313,381
2.25%, 06/12/68(a)	EUR370	263,240
3.63%, 01/16/29(a)	EUR1,205	1,443,247
3.63%, 06/08/33(a)	EUR4,490	5,345,535
3.63%, 11/04/37(a)	EUR400	459,098
3.75%, 03/06/34(a)	EUR3,210	3,839,397
3.75%, 02/23/35(a)	EUR2,430	2,880,823
3.75%, 02/27/40(a)	EUR370	420,525
4.00%, 10/19/32(a)	EUR100	122,251
4.00%, 02/23/43(a)	EUR600	685,567
4.13%, 02/19/46(a)	EUR1,348	1,552,774
		29,237,103
Slovenia — 0.1%
Slovakia Government Bonds, 3.28%, 03/12/36(a)	EUR700	809,001
Slovenia Government Bonds
0.01%, 02/12/31(a)	EUR630	645,471
0.49%, 10/20/50(a)	EUR803	431,347
0.88%, 07/15/30(a)	EUR6,120	6,659,088
1.00%, 03/06/28(a)	EUR1,740	1,980,972
1.18%, 02/13/62(a)	EUR580	310,235
1.19%, 03/14/29(a)	EUR1,240	1,395,319
1.25%, 03/22/27(a)	EUR724	840,020
1.75%, 11/03/40(a)	EUR123	111,654
2.25%, 03/03/32(a)	EUR1,370	1,544,540
3.13%, 08/07/45(a)	EUR521	544,225
		15,271,872
South Korea — 2.0%
Export-Import Bank of Korea
2.50%, 06/17/28(a)	EUR300	348,947
2.63%, 11/10/30(a)	EUR300	343,869
3.63%, 09/18/27	EUR550	651,816
4.13%, 10/22/28(a)	GBP100	134,126
4.70%, 03/05/29	AUD1,400	996,696
Korea Development Bank(The)
2.38%, 09/04/28(a)	EUR500	579,049
2.63%, 09/08/27	EUR400	467,822
3.00%, 04/09/29(a)	EUR1,000	1,171,130
3.38%, 05/23/28(a)	EUR1,500	1,775,077
4.25%, 10/22/28(a)	GBP300	402,866
Korea Housing Finance Corp.
2.70%, 03/04/31(a)	EUR750	860,550
2.73%, 07/02/28(a)	EUR450	524,221
2.74%, 03/05/30(a)	EUR200	231,109
3.12%, 03/18/29(a)	EUR200	234,786
3.71%, 04/11/27(a)	EUR400	472,898
4.08%, 09/25/27(a)	EUR600	714,310
4.50%, 06/18/30(a)	AUD200	139,072
Korea International Bonds
2.25%, 07/03/28	EUR600	697,424
2.88%, 07/03/32	EUR800	925,021
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
South Korea (continued)
Korea Land & Housing Corp., 2.38%, 11/19/28(a)	EUR900	$1,034,535
Korea Treasury Bonds
1.13%, 09/10/39	KRW2,004,990	972,108
1.38%, 12/10/29	KRW4,624,080	2,874,502
1.38%, 06/10/30	KRW5,410,230	3,318,983
1.50%, 12/10/26	KRW2,600,000	1,739,294
1.50%, 12/10/30	KRW9,042,990	5,508,579
1.50%, 09/10/36	KRW1,467,540	788,690
1.50%, 09/10/40	KRW5,474,040	2,733,349
1.50%, 03/10/50	KRW14,098,740	6,120,105
1.50%, 09/10/66	KRW1,016,150	368,949
1.63%, 09/10/70	KRW3,344,780	1,258,977
1.75%, 09/10/26	KRW1,000,000	671,960
1.88%, 06/10/26	KRW1,732,660	1,167,273
1.88%, 06/10/29	KRW4,113,770	2,634,395
1.88%, 09/10/41	KRW1,997,200	1,033,527
1.88%, 03/10/51	KRW17,839,930	8,318,128
2.00%, 06/10/31	KRW17,554,530	10,845,780
2.00%, 03/10/46	KRW4,740,950	2,373,180
2.00%, 03/10/49	KRW10,364,230	5,066,218
2.00%, 09/10/68	KRW1,516,560	650,667
2.13%, 06/10/27	KRW7,934,400	5,292,042
2.13%, 03/10/47	KRW9,045,620	4,591,654
2.25%, 09/10/27	KRW9,583,040	6,377,304
2.25%, 06/10/28	KRW6,416,090	4,215,050
2.25%, 09/10/37	KRW2,390,520	1,367,658
2.38%, 03/10/27	KRW4,537,580	3,042,962
2.38%, 12/10/27	KRW4,300,000	2,854,486
2.38%, 12/10/28	KRW1,000,000	653,965
2.38%, 12/10/31	KRW3,013,140	1,883,865
2.38%, 09/10/38	KRW1,812,330	1,041,393
2.50%, 09/10/30	KRW1,270,910	812,572
2.50%, 03/10/52	KRW8,374,200	4,444,320
2.63%, 06/10/28	KRW1,170,670	775,064
2.63%, 03/10/30	KRW20,814,380	13,469,358
2.63%, 09/10/35	KRW1,628,800	986,931
2.63%, 03/10/48	KRW6,969,250	3,847,023
2.63%, 03/10/55	KRW16,937,710	9,100,920
2.63%, 09/10/55	KRW6,081,530	3,261,173
2.75%, 12/10/44	KRW1,752,210	1,005,790
2.75%, 09/10/54	KRW10,550,630	5,867,038
2.75%, 09/10/74	KRW3,979,890	2,152,257
2.88%, 12/10/27	KRW13,022,410	8,712,124
2.88%, 09/10/44	KRW11,561,220	6,775,898
3.00%, 03/10/28	KRW2,000,000	1,337,333
3.00%, 09/10/29	KRW12,636,520	8,338,286
3.00%, 12/10/34	KRW14,412,270	9,079,853
3.00%, 12/10/42	KRW3,280,000	1,972,294
3.13%, 09/10/27	KRW6,000,000	4,037,112
3.13%, 09/10/52	KRW5,856,530	3,506,929
3.25%, 06/10/27	KRW11,172,310	7,544,189
3.25%, 03/10/28	KRW11,100,000	7,453,920
3.25%, 03/10/29	KRW3,000,000	2,002,751
3.25%, 06/10/33	KRW5,500,000	3,567,680
3.25%, 12/10/35	KRW5,351,110	3,414,375
3.25%, 09/10/42	KRW2,394,590	1,488,798
3.25%, 03/10/53	KRW11,321,430	6,915,741
3.25%, 03/10/54	KRW10,115,150	6,190,162
3.38%, 06/10/32	KRW6,761,240	4,443,993
3.50%, 09/10/28	KRW4,000,000	2,693,080
Security	Par (000)	Value
South Korea (continued)
3.50%, 06/10/34	KRW6,140,520	$4,026,988
3.50%, 03/10/56	KRW4,500,000	2,896,602
3.50%, 09/10/72	KRW3,274,940	2,127,878
3.63%, 09/10/53	KRW3,890,020	2,542,154
3.75%, 12/10/33	KRW5,421,200	3,623,269
3.88%, 09/10/43	KRW3,966,010	2,666,689
4.00%, 12/10/31	KRW4,598,240	3,125,300
4.13%, 12/10/33	KRW4,000,000	2,739,179
4.25%, 12/10/32	KRW3,500,000	2,413,634
4.75%, 12/10/30	KRW160,000	112,139
5.25%, 03/10/27	KRW100,000	68,650
5.50%, 12/10/29	KRW6,159,400	4,399,519
		268,409,332
Spain — 3.5%
Adif Alta Velocidad
0.55%, 10/31/31(a)	EUR500	505,224
3.13%, 01/31/30(a)	EUR300	351,256
3.13%, 10/31/32(a)	EUR200	230,593
3.25%, 05/31/29(a)	EUR800	942,067
3.63%, 04/30/35(a)	EUR200	232,790
3.65%, 04/30/34(a)	EUR300	352,245
Autonomous Community of Catalonia, 4.22%, 04/26/35	EUR200	239,729
Autonomous Community of Madrid Spain
0.42%, 04/30/30(a)	EUR530	563,585
0.42%, 04/30/31(a)	EUR100	103,279
0.83%, 07/30/27(a)	EUR600	688,244
1.57%, 04/30/29(a)	EUR350	395,855
1.77%, 04/30/28(a)	EUR235	270,406
2.49%, 07/30/30(a)	EUR1,000	1,152,922
2.82%, 10/31/29(a)	EUR200	234,046
3.14%, 04/30/35(a)	EUR300	343,305
3.22%, 04/30/36(a)	EUR300	342,433
3.36%, 10/31/28(a)	EUR500	594,028
3.46%, 04/30/34(a)	EUR980	1,157,687
4.30%, 09/15/26	EUR250	295,421
Basque Government
0.25%, 04/30/31(a)	EUR100	102,620
0.45%, 04/30/32(a)	EUR100	100,330
1.45%, 04/30/28(a)	EUR700	800,506
1.88%, 07/30/33(a)	EUR100	106,983
3.25%, 04/30/35(a)	EUR700	809,912
3.25%, 04/30/36(a)	EUR300	343,560
3.40%, 04/30/34(a)	EUR100	117,640
Instituto de Credito Oficial
2.65%, 01/31/28(a)	EUR500	585,707
2.80%, 04/30/32(a)	EUR500	576,758
3.80%, 05/31/29(a)	EUR500	602,906
Junta de Andalucia
0.50%, 04/30/31(a)	EUR200	206,868
1.88%, 10/31/28(a)	EUR200	229,047
2.40%, 04/30/32(a)	EUR200	224,299
3.25%, 10/31/33(a)	EUR200	232,493
3.30%, 04/30/35(a)	EUR400	460,463
3.40%, 04/30/34(a)	EUR500	584,636
3.45%, 04/30/36(a)	EUR400	462,708
Junta de Castilla y Leon, 2.90%, 04/30/32(a)	EUR300	346,370
Spain Government Bonds
0.01%, 01/31/28	EUR8,067	9,040,357
0.10%, 04/30/31(a)(f)	EUR8,196	8,366,507
0.50%, 04/30/30(a)(f)	EUR9,290	9,950,663

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Spain (continued)
0.50%, 10/31/31(f)	EUR11,336	$11,643,248
0.60%, 10/31/29(a)(f)	EUR7,307	7,952,697
0.70%, 04/30/32(a)(f)	EUR12,801	13,107,176
0.80%, 07/30/27(f)	EUR7,571	8,688,472
0.80%, 07/30/29	EUR7,811	8,605,493
0.85%, 07/30/37(a)(f)	EUR6,168	5,405,203
1.00%, 07/30/42(a)(f)	EUR11,683	8,974,013
1.00%, 10/31/50(a)(f)	EUR8,327	5,156,667
1.20%, 10/31/40(f)	EUR8,714	7,273,948
1.25%, 10/31/30(a)(f)	EUR14,639	15,999,855
1.40%, 04/30/28(a)(f)	EUR8,090	9,259,340
1.40%, 07/30/28(f)	EUR14,235	16,237,177
1.45%, 10/31/27(a)(f)	EUR6,649	7,665,955
1.45%, 04/30/29(a)(f)	EUR12,109	13,686,799
1.45%, 10/31/71(f)	EUR3,861	2,082,357
1.85%, 07/30/35(a)(f)	EUR5,746	5,922,137
1.90%, 10/31/52(f)	EUR6,303	4,778,349
1.95%, 07/30/30(a)(f)	EUR11,598	13,120,894
2.35%, 03/31/29	EUR5,400	6,257,851
2.35%, 07/30/33(a)(f)	EUR5,695	6,320,189
2.40%, 05/31/28	EUR12,130	14,143,721
2.50%, 05/31/27	EUR6,450	7,558,955
2.55%, 10/31/32(f)	EUR8,767	9,949,029
2.60%, 05/31/31	EUR2,750	3,171,067
2.70%, 01/31/30	EUR7,750	9,045,456
2.70%, 10/31/48(a)(f)	EUR5,719	5,395,989
2.90%, 10/31/46(a)(f)	EUR7,130	7,084,136
3.00%, 01/31/33	EUR2,590	3,008,908
3.10%, 07/30/31	EUR7,310	8,624,840
3.15%, 04/30/33(a)(f)	EUR6,300	7,376,745
3.15%, 04/30/35(a)(f)	EUR9,926	11,425,650
3.20%, 10/31/35(a)(f)	EUR9,695	11,152,765
3.25%, 04/30/34(a)(f)	EUR6,450	7,539,698
3.30%, 04/30/36(a)(f)	EUR10,272	11,863,222
3.45%, 10/31/34(a)(f)	EUR14,343	16,950,090
3.45%, 07/30/43(a)(f)	EUR4,298	4,734,719
3.45%, 07/30/66(a)(f)	EUR4,016	4,048,112
3.50%, 05/31/29	EUR7,810	9,356,477
3.50%, 01/31/41(a)(f)	EUR4,380	4,935,825
3.55%, 10/31/33(a)(f)	EUR10,899	13,042,079
3.90%, 07/30/39(a)(f)	EUR6,590	7,853,327
3.95%, 10/31/56(f)	EUR3,506	3,939,793
4.00%, 10/31/54(a)(f)	EUR5,248	6,004,673
4.20%, 01/31/37(a)(f)	EUR9,927	12,307,911
4.70%, 07/30/41(a)(f)	EUR6,057	7,802,335
4.90%, 07/30/40(a)(f)	EUR4,717	6,203,484
5.15%, 10/31/28(a)(f)	EUR6,767	8,398,571
5.15%, 10/31/44(a)(f)	EUR5,513	7,484,189
5.75%, 07/30/32	EUR7,365	9,944,222
6.00%, 01/31/29	EUR3,685	4,693,759
Xunta de Galicia, 2.87%, 04/30/32(a)	EUR1,000	1,153,528
		467,577,543
Supranational — 3.5%
African Development Bank
0.13%, 10/07/26	EUR150	174,339
0.50%, 06/22/26	GBP300	406,371
0.50%, 03/22/27	EUR250	287,819
0.50%, 03/21/29	EUR300	328,662
1.10%, 12/16/26	AUD500	351,952
2.25%, 09/14/29	EUR200	229,705
2.50%, 05/29/30	EUR300	346,014
Security	Par (000)	Value
Supranational (continued)
3.75%, 01/14/29	GBP500	$666,840
4.63%, 02/01/28	GBP1,000	1,361,324
Asian Development Bank
0.01%, 10/24/29(a)	EUR800	852,785
0.10%, 06/17/31	EUR670	680,187
0.13%, 12/15/26	GBP500	663,751
1.50%, 05/04/28	CAD200	142,921
1.95%, 07/22/32	EUR1,000	1,101,595
2.00%, 06/10/37	EUR300	305,388
2.15%, 07/11/28	EUR500	579,148
2.38%, 01/16/29	EUR1,000	1,160,259
2.88%, 03/06/35	EUR1,050	1,198,806
2.90%, 07/25/34	EUR300	345,149
4.13%, 02/14/28	GBP400	540,358
4.13%, 10/22/30	GBP500	667,983
Asian Infrastructure Investment Bank(The)
2.63%, 05/14/32(a)	EUR300	343,509
2.88%, 05/23/31(a)	EUR300	350,364
3.88%, 10/22/30(a)	GBP300	396,778
4.38%, 10/22/29(a)	GBP500	676,042
4.75%, 02/12/31(a)	AUD200	141,884
Banque Ouest Africaine de Developpement, 6.25%, 10/14/40(a)	EUR700	791,105
Central American Bank for Economic Integration
4.13%, 02/02/29(a)	GBP400	535,685
4.63%, 02/14/28(a)	GBP300	406,969
Corp. Andina de Fomento
3.63%, 02/13/30(a)	EUR1,000	1,190,977
Series ., 4.88%, 01/30/30(a)	GBP300	407,170
Council of Europe Development Bank
0.01%, 04/09/27(a)	EUR400	458,224
0.25%, 01/19/32(a)	EUR200	200,499
2.75%, 06/19/35(a)	EUR400	450,712
2.88%, 03/25/32(a)	EUR1,300	1,509,877
Eurofima Europaeische Gesellschaft fuer die Finanzierung von Eisenbahnmaterial
0.15%, 10/10/34(a)	EUR880	794,315
2.88%, 01/31/35(a)	EUR700	791,647
3.38%, 05/21/40(a)	EUR400	447,456
3.75%, 04/16/46(a)	EUR200	229,958
European Bank for Reconstruction & Development
2.88%, 03/22/32	EUR650	751,823
3.88%, 02/07/29	GBP200	267,471
4.25%, 10/19/28	GBP1,100	1,485,850
European Financial Stability Facility
0.01%, 10/13/27(a)	EUR1,550	1,748,432
0.01%, 01/20/31(a)	EUR1,750	1,788,196
0.05%, 10/17/29(a)	EUR870	927,162
0.05%, 01/18/52(a)	EUR655	304,673
0.13%, 03/18/30(a)	EUR300	316,580
0.70%, 01/20/50(a)	EUR760	467,466
0.70%, 01/17/53(a)	EUR400	228,746
0.75%, 05/03/27(a)	EUR1,290	1,485,385
0.88%, 04/10/35(a)	EUR1,620	1,545,579
0.95%, 02/14/28(a)	EUR1,180	1,341,056
1.20%, 02/17/45(a)	EUR700	541,937
1.25%, 05/24/33(a)	EUR1,210	1,251,252
1.38%, 05/31/47(a)	EUR1,522	1,181,427
1.45%, 09/05/40(a)	EUR500	444,907
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Supranational (continued)
1.70%, 02/13/43(a)	EUR1,510	$1,326,697
1.75%, 07/17/53(a)	EUR3,480	2,689,614
1.80%, 07/10/48(a)	EUR350	289,163
2.00%, 02/28/56(a)	EUR950	761,400
2.35%, 07/29/44(a)	EUR1,000	960,762
2.38%, 04/11/28(a)	EUR1,145	1,333,643
2.38%, 06/21/32(a)	EUR1,348	1,519,331
2.50%, 07/27/28(a)	EUR1,453	1,693,960
2.50%, 11/11/30(a)	EUR1,950	2,243,469
2.50%, 03/03/31(a)	EUR2,500	2,868,666
2.63%, 07/16/29(a)	EUR1,550	1,805,845
2.75%, 12/03/29(a)	EUR180	210,421
2.75%, 09/27/32(a)	EUR3,000	3,444,883
2.88%, 05/28/31(a)	EUR2,650	3,090,419
2.88%, 02/16/33(a)	EUR3,648	4,212,654
2.88%, 02/13/34(a)	EUR2,250	2,578,719
2.88%, 01/29/35(a)	EUR1,696	1,926,172
3.00%, 12/15/28(a)	EUR700	825,124
3.00%, 07/10/30(a)	EUR1,000	1,176,698
3.00%, 09/04/34(a)	EUR500	576,077
3.13%, 09/06/33(a)	EUR2,000	2,333,884
3.13%, 02/01/36(a)	EUR2,282	2,618,287
3.38%, 04/03/37(a)	EUR760	888,194
3.50%, 04/11/29(a)	EUR1,650	1,971,524
European Investment Bank
0.01%, 06/17/27	EUR1,850	2,108,442
0.01%, 03/28/28(a)	EUR711	792,434
0.01%, 09/28/28(a)	EUR200	219,844
0.01%, 09/09/30(a)	EUR1,160	1,204,759
0.01%, 01/14/31(a)	EUR1,725	1,771,014
0.01%, 11/15/35(a)	EUR900	779,425
0.01%, 05/15/41(a)	EUR1,550	1,068,352
0.05%, 11/15/29(a)	EUR1,189	1,267,501
0.05%, 01/16/30	EUR1,392	1,476,624
0.05%, 10/13/34(a)	EUR600	545,952
0.05%, 01/27/51(a)	EUR200	94,846
0.10%, 10/15/26	EUR100	116,200
0.13%, 12/14/26(a)	GBP400	531,045
0.13%, 06/20/29(a)	EUR1,100	1,189,027
0.25%, 09/14/29	EUR820	885,174
0.25%, 01/20/32(a)	EUR1,100	1,108,341
0.25%, 06/15/40(a)	EUR850	633,024
0.38%, 09/15/27(a)	EUR500	568,756
0.50%, 11/13/37	EUR475	406,098
0.63%, 01/22/29(a)	EUR1,160	1,285,765
0.75%, 07/22/27(a)	GBP500	650,972
0.88%, 05/15/26(a)	GBP400	543,840
0.88%, 01/14/28(a)	EUR500	568,757
1.00%, 03/14/31(a)	EUR722	774,571
1.00%, 04/14/32(a)	EUR3,640	3,814,992
1.00%, 11/14/42(a)	EUR640	506,632
1.13%, 11/15/32	EUR450	469,744
1.13%, 04/13/33(a)	EUR1,850	1,912,398
1.13%, 09/15/36(a)	EUR1,950	1,851,921
1.50%, 06/15/32(a)	EUR1,300	1,399,892
1.50%, 11/15/47	EUR525	414,573
1.50%, 10/16/48	EUR1,180	911,259
1.75%, 09/15/45(a)	EUR1,100	949,787
2.25%, 12/14/29(a)	EUR2,100	2,416,660
2.25%, 03/15/30(a)	EUR1,237	1,422,446
2.50%, 02/17/31(a)	EUR2,279	2,627,025
Security	Par (000)	Value
Supranational (continued)
2.63%, 10/15/29(a)	EUR1,000	$1,166,326
2.63%, 09/04/34(a)	EUR550	620,712
2.75%, 07/28/28(a)	EUR2,200	2,581,573
2.75%, 07/17/29(a)	EUR600	702,871
2.88%, 10/15/31(a)	EUR2,186	2,553,020
2.88%, 01/12/33(a)	EUR1,500	1,742,604
2.88%, 01/15/35(a)	EUR2,573	2,950,240
3.00%, 10/14/33(a)	EUR1,300	1,516,333
3.00%, 01/14/36(a)	EUR3,000	3,440,490
3.00%, 02/15/39(a)	EUR800	899,045
3.13%, 05/15/37(a)	EUR2,050	2,359,385
3.30%, 02/03/28	AUD750	525,362
3.50%, 04/15/27(a)	EUR150	177,448
3.63%, 07/23/29	NOK3,000	313,499
3.88%, 06/08/37(a)	GBP820	990,967
4.00%, 02/15/29(a)	GBP1,000	1,341,827
4.00%, 04/15/30	EUR1,299	1,590,229
4.00%, 10/15/37	EUR601	745,949
4.25%, 03/19/29	AUD1,000	706,410
4.25%, 10/22/30(a)	GBP2,600	3,491,171
4.50%, 06/07/29(a)	GBP240	326,068
4.55%, 06/02/33	AUD300	205,766
4.63%, 10/12/54	GBP300	343,831
5.00%, 04/15/39	GBP40	52,810
5.63%, 06/07/32	GBP300	427,998
6.00%, 12/07/28	GBP300	422,146
Series EARN, 0.20%, 03/17/36	EUR1,400	1,220,928
Series EARN, 2.25%, 08/14/28(a)	EUR1,990	2,310,169
Series EARN, 2.38%, 05/15/30(a)	EUR1,705	1,966,776
Series EARN, 2.50%, 05/14/32(a)	EUR2,100	2,396,869
Series EARN, 2.63%, 06/16/31(a)	EUR2,250	2,601,437
Series EARN, 2.63%, 03/15/34(a)	EUR2,000	2,265,994
Series EARN, 2.88%, 06/18/35(a)	EUR2,450	2,796,070
European Stability Mechanism
0.01%, 03/04/30(a)	EUR1,300	1,371,950
0.01%, 10/15/31(a)	EUR1,220	1,226,209
0.50%, 03/05/29(a)	EUR860	948,194
0.75%, 09/05/28(a)	EUR1,540	1,725,743
0.88%, 07/18/42(a)	EUR80	63,390
1.00%, 06/23/27(a)	EUR916	1,055,108
1.13%, 05/03/32(a)	EUR400	423,347
1.20%, 05/23/33(a)	EUR1,300	1,350,239
1.63%, 11/17/36(a)	EUR100	99,504
1.75%, 10/20/45(a)	EUR410	356,303
1.80%, 11/02/46(a)	EUR1,210	1,042,376
1.85%, 12/01/55(a)	EUR420	331,032
2.13%, 11/17/28(a)	EUR1,471	1,698,351
2.63%, 09/18/29(a)	EUR850	991,553
2.75%, 09/15/34(a)	EUR1,355	1,545,058
2.75%, 02/26/35(a)	EUR2,100	2,381,607
3.00%, 02/25/36(a)	EUR2,000	2,293,849
European Union
0.01%, 06/02/28(a)	EUR3,050	3,382,840
0.01%, 10/04/28(a)	EUR4,450	4,886,802
0.01%, 07/04/29(a)	EUR1,700	1,829,088
0.01%, 10/04/30(a)	EUR1,900	1,967,367
0.01%, 04/22/31(a)	EUR2,050	2,081,224
0.01%, 07/04/31(a)	EUR6,260	6,317,887
0.01%, 07/04/35(a)	EUR2,295	1,996,541
0.10%, 10/04/40(a)	EUR2,700	1,936,342
0.13%, 06/10/35(a)	EUR1,100	967,822

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Supranational (continued)
0.20%, 06/04/36(a)	EUR2,755	$2,366,745
0.25%, 04/22/36(a)	EUR2,453	2,127,345
0.30%, 11/04/50(a)	EUR2,896	1,512,909
0.40%, 02/04/37(a)	EUR6,542	5,575,326
0.45%, 07/04/41(a)	EUR5,660	4,099,355
0.45%, 05/02/46(a)	EUR1,560	972,889
0.70%, 07/06/51(a)	EUR4,360	2,445,785
0.75%, 04/04/31(a)	EUR880	929,257
0.75%, 01/04/47(a)	EUR1,830	1,219,584
1.00%, 07/06/32(a)	EUR4,847	5,034,012
1.13%, 04/04/36(a)	EUR200	190,485
1.13%, 06/04/37(a)	EUR500	462,590
1.25%, 04/04/33(a)	EUR860	887,828
1.25%, 02/04/43(a)	EUR5,143	4,103,673
1.38%, 10/04/29(a)	EUR669	746,883
1.50%, 10/04/35(a)	EUR260	259,838
1.63%, 12/04/29(a)	EUR5,398	6,072,575
2.00%, 10/04/27(a)	EUR5,500	6,389,180
2.38%, 07/12/29(a)	EUR3,098	3,585,230
2.50%, 11/04/27(a)	EUR1,650	1,929,096
2.50%, 10/14/30(a)	EUR6,200	7,148,481
2.50%, 12/04/31(a)	EUR5,588	6,383,081
2.50%, 10/04/52(a)	EUR5,855	5,091,967
2.63%, 07/04/28(a)	EUR6,200	7,253,193
2.63%, 02/04/48(a)	EUR4,780	4,479,057
2.75%, 12/13/32(a)	EUR6,400	7,344,825
2.75%, 02/04/33(a)	EUR5,217	5,983,997
2.75%, 12/04/37(a)	EUR1,425	1,546,830
2.88%, 12/06/27(a)	EUR4,600	5,408,639
2.88%, 04/04/28	EUR1,141	1,340,670
2.88%, 10/05/29(a)	EUR4,093	4,805,553
3.00%, 12/04/34(a)	EUR7,350	8,441,568
3.00%, 03/04/53(a)	EUR6,370	6,115,948
3.13%, 12/05/28(a)	EUR6,700	7,926,565
3.13%, 12/04/30(a)	EUR4,850	5,737,896
3.25%, 07/04/34(a)	EUR7,171	8,409,282
3.25%, 12/12/36(a)	EUR4,136	4,745,487
3.25%, 02/04/50(a)	EUR6,710	6,879,757
3.38%, 04/04/32(a)	EUR650	776,484
3.38%, 12/12/35(a)	EUR6,800	7,965,756
3.38%, 04/04/38(a)	EUR500	577,393
3.38%, 10/04/39(a)	EUR7,350	8,298,015
3.38%, 11/04/42(a)	EUR4,250	4,675,023
3.38%, 10/05/54(a)	EUR5,320	5,452,060
3.63%, 12/12/40(a)	EUR2,100	2,410,875
3.75%, 04/04/42(a)	EUR1,550	1,808,886
3.75%, 10/12/45(a)	EUR6,230	7,064,998
4.00%, 04/04/44(a)	EUR5,750	6,786,591
4.00%, 10/12/46(a)	EUR1,740	2,029,224
4.00%, 10/12/55(a)	EUR4,727	5,401,610
Inter-American Development Bank
0.88%, 08/27/27	CAD200	143,455
1.00%, 08/04/28	AUD200	131,862
2.50%, 04/14/27(a)	AUD100	70,425
4.00%, 07/31/31	GBP300	395,956
4.38%, 08/18/32	GBP700	933,644
4.60%, 03/01/29	CAD400	306,272
4.60%, 07/21/31	AUD300	210,963
4.75%, 10/05/29	GBP2,000	2,735,415
Inter-American Investment Corp.
2.75%, 07/14/32	EUR700	800,112
Security	Par (000)	Value
Supranational (continued)
3.13%, 06/07/30(a)	EUR400	$469,741
4.13%, 10/22/30	GBP300	399,583
International Bank for Reconstruction & Development
0.01%, 04/24/28	EUR50	55,572
0.01%, 02/21/30	EUR600	631,849
0.13%, 01/03/51	EUR1,200	592,125
0.20%, 01/21/61	EUR230	87,186
0.25%, 09/23/27	GBP300	385,533
0.25%, 05/21/29	EUR550	597,273
0.25%, 01/10/50	EUR420	224,509
0.50%, 05/18/26	AUD100	71,888
0.63%, 11/22/27	EUR300	340,703
0.63%, 07/14/28	GBP350	438,308
0.63%, 01/12/33(a)	EUR1,210	1,214,284
0.70%, 10/22/46	EUR600	400,519
1.00%, 12/21/29	GBP400	481,015
1.10%, 11/18/30	AUD4,000	2,418,866
1.25%, 12/13/28	GBP800	1,001,158
2.60%, 08/28/31	EUR650	749,883
2.90%, 09/05/28	CAD400	293,359
2.90%, 02/14/34	EUR800	924,968
2.95%, 01/16/35	EUR1,800	2,072,759
3.50%, 01/12/29	CAD500	371,885
3.70%, 01/18/28	CAD1,000	745,266
3.88%, 10/02/28	GBP300	401,940
4.13%, 10/22/30	GBP700	935,070
4.25%, 09/18/30	CAD700	535,772
4.25%, 10/23/34	GBP100	129,387
4.30%, 01/10/29	AUD400	283,376
4.50%, 07/15/30	GBP500	678,392
International Development Association
0.01%, 07/15/31(a)	EUR400	401,882
0.35%, 04/22/36(a)	EUR200	175,570
0.38%, 09/22/27(a)	GBP200	257,274
0.70%, 01/17/42(a)	EUR50	38,073
0.75%, 09/21/28(a)	GBP300	373,938
1.75%, 05/05/37(a)	EUR1,530	1,520,020
2.50%, 01/15/38(a)	EUR650	691,927
2.75%, 09/03/32(a)	EUR800	920,942
2.80%, 10/17/34(a)	EUR1,550	1,763,124
3.50%, 06/12/45(a)	EUR700	789,353
4.13%, 04/10/29(a)	GBP300	403,255
4.13%, 10/22/30(a)	GBP1,000	1,335,645
4.75%, 10/14/31(a)	GBP1,000	1,363,958
Series ., 2.50%, 05/28/30(a)	EUR700	807,436
International Finance Corp.
0.75%, 05/24/28	AUD1,000	661,349
2.13%, 09/12/29(a)	SEK7,000	737,609
3.15%, 06/26/29(a)	AUD580	395,557
3.88%, 09/12/30	GBP100	132,272
4.25%, 10/22/29	GBP1,000	1,346,592
4.25%, 12/16/30	GBP1,000	1,341,400
4.50%, 01/31/28	GBP100	135,930
4.50%, 05/20/30(a)	AUD500	352,862
4.60%, 10/19/28(a)	AUD550	392,741
4.90%, 12/05/34(a)	AUD950	658,666
Nordic Investment Bank
0.01%, 04/30/27(a)	EUR600	685,573
2.13%, 05/23/28(a)	EUR200	231,453
3.75%, 10/22/29(a)	GBP200	265,412
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Supranational (continued)
4.05%, 09/11/30	AUD400	$275,998
4.70%, 02/06/31	AUD200	141,544
Series ., 2.88%, 03/19/32(a)	EUR522	607,400
		465,313,540
Sweden — 0.5%
Kommuninvest I Sverige AB
0.38%, 06/10/26(a)	SEK16,860	1,823,248
0.88%, 09/01/29(a)	EUR1,000	1,098,985
1.00%, 11/12/26(a)	SEK5,000	538,090
2.38%, 07/03/29(a)	EUR2,000	2,313,245
2.50%, 10/04/28(a)	EUR400	465,568
2.63%, 09/01/32(a)	EUR1,600	1,824,877
2.88%, 05/23/30(a)	EUR1,150	1,347,030
3.00%, 09/15/27(a)	EUR1,500	1,766,049
3.00%, 06/18/31(a)	SEK9,120	985,388
Svensk Exportkredit AB
3.38%, 08/30/30(a)	EUR1,200	1,421,795
4.25%, 10/22/28(a)	GBP500	674,003
Sveriges Sakerstallda Obligationer AB
0.75%, 06/09/32(a)	SEK2,000	187,017
3.50%, 06/14/28(a)	SEK2,000	219,679
Sweden Government Bonds
0.13%, 05/12/31(a)(f)	SEK86,105	8,267,736
0.50%, 11/24/45(a)	SEK14,910	1,012,052
0.75%, 05/12/28(a)	SEK167,735	17,582,834
0.75%, 11/12/29(a)	SEK101,200	10,331,299
1.38%, 06/23/71(a)	SEK2,365	142,930
1.75%, 11/11/33(a)	SEK24,850	2,520,156
2.25%, 06/01/32(a)	SEK15,310	1,624,213
2.25%, 05/11/35(a)	SEK64,390	6,685,127
2.50%, 10/15/36(a)	SEK18,030	1,890,449
3.50%, 03/30/39(a)	SEK14,130	1,609,027
Sweden Government International Bonds, 0.13%, 09/09/30(a)	SEK25,190	2,460,888
		68,791,685
Switzerland — 0.5%
Canton of Zurich, 0.01%, 11/10/33(a)	CHF300	364,925
Swiss Confederation Government Bonds
0.01%, 06/22/29(a)	CHF18,642	23,722,125
0.01%, 06/26/34(a)	CHF17,463	21,707,182
0.01%, 07/24/39(a)	CHF6,749	8,093,586
0.50%, 06/27/32(a)	CHF2,450	3,175,092
0.50%, 06/28/45(a)	CHF2,740	3,442,684
0.50%, 05/24/55(a)	CHF4,820	6,001,095
		66,506,689
Thailand — 0.7%
Thailand Government Bonds
1.00%, 06/17/27	THB141,804	4,344,770
1.59%, 12/17/35	THB55,508	1,614,351
1.60%, 12/17/29	THB45,481	1,402,278
1.60%, 06/17/35	THB33,270	973,049
2.00%, 12/17/31	THB239,451	7,464,286
2.00%, 06/17/42	THB57,415	1,555,166
2.13%, 12/17/26	THB36,520	1,128,634
2.25%, 03/17/27	THB74,230	2,300,870
2.35%, 06/17/26	THB61,380	1,886,030
2.40%, 11/17/27	THB164,850	5,153,752
2.40%, 03/17/29	THB100,000	3,156,182
2.41%, 03/17/35	THB83,340	2,607,995
2.50%, 11/17/29	THB200,000	6,360,593
Security	Par (000)	Value
Thailand (continued)
2.65%, 06/17/28	THB40,000	$1,263,557
2.70%, 06/17/40	THB93,000	2,888,388
2.75%, 06/17/52	THB41,420	1,189,857
2.80%, 06/17/34	THB223,210	7,217,094
2.88%, 12/17/28	THB100,030	3,192,405
2.88%, 06/17/46	THB64,910	1,931,247
3.14%, 06/17/47	THB26,060	808,035
3.15%, 06/17/50	THB158,280	4,885,600
3.30%, 06/17/38	THB67,106	2,218,576
3.35%, 06/17/33	THB57,877	1,944,039
3.39%, 06/17/37	THB110,440	3,729,149
3.40%, 06/17/36	THB40,918	1,382,809
3.45%, 06/17/43	THB149,430	4,853,280
3.58%, 12/17/27	THB18,200	579,411
3.60%, 06/17/67	THB72,950	2,451,938
3.65%, 06/20/31	THB31,080	1,046,875
3.80%, 06/14/41	THB2,000	69,730
4.00%, 06/17/55	THB141,050	5,024,429
4.00%, 06/17/66	THB29,000	1,050,277
4.00%, 06/17/72	THB122,270	4,442,067
4.26%, 12/12/37(a)	THB54,880	1,949,600
4.68%, 06/29/44	THB17,120	647,276
4.85%, 06/17/61	THB4,500	187,438
		94,901,033
United Kingdom — 5.4%
International Finance Facility for Immunisation Co., 4.25%, 02/28/28(a)	GBP200	270,283
LCR Finance PLC
4.50%, 12/07/28(a)	GBP150	203,525
4.50%, 12/07/38(a)	GBP200	248,437
Transport for London
3.88%, 07/23/42(a)	GBP350	366,635
5.75%, 10/01/41(a)	GBP300	393,258
United Kingdom Gilt
0.13%, 01/31/28(a)	GBP15,190	19,249,232
0.25%, 07/31/31(a)	GBP10,132	11,101,678
0.38%, 10/22/30(a)	GBP11,097	12,667,630
0.50%, 01/31/29(a)	GBP12,100	14,847,854
0.50%, 10/22/61(a)	GBP11,722	3,674,822
0.63%, 07/31/35(a)	GBP18,839	17,474,709
0.63%, 10/22/50(a)	GBP9,550	4,366,793
0.88%, 10/22/29(a)	GBP19,520	23,613,356
0.88%, 07/31/33(a)	GBP17,149	17,830,521
0.88%, 01/31/46(a)	GBP10,994	6,546,563
1.00%, 01/31/32(a)	GBP14,126	15,752,052
1.13%, 01/31/39(a)	GBP14,991	12,634,461
1.13%, 10/22/73(a)	GBP5,638	2,159,603
1.25%, 07/22/27(a)	GBP1,420	1,861,535
1.25%, 10/22/41(a)	GBP11,922	9,199,201
1.25%, 07/31/51(a)	GBP16,457	9,120,558
1.50%, 07/22/47(a)	GBP10,080	6,716,511
1.50%, 07/31/53(a)	GBP6,648	3,808,406
1.63%, 10/22/28(a)	GBP10,520	13,414,422
1.63%, 10/22/54(a)	GBP8,704	5,089,041
1.63%, 10/22/71(a)	GBP8,420	4,181,625
1.75%, 09/07/37(a)	GBP10,946	10,572,546
1.75%, 01/22/49(a)	GBP9,330	6,382,201
1.75%, 07/22/57(a)	GBP15,048	8,781,228
2.50%, 07/22/65(a)	GBP6,053	4,197,827
3.25%, 01/31/33(a)	GBP11,970	14,915,084
3.25%, 01/22/44(a)	GBP6,498	6,538,817

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
United Kingdom (continued)
3.50%, 01/22/45(a)	GBP8,783	$9,063,892
3.50%, 07/22/68(a)	GBP7,284	6,566,852
3.75%, 01/29/38(a)	GBP12,604	14,939,881
3.75%, 07/22/52(a)	GBP6,890	6,919,417
3.75%, 10/22/53(a)	GBP10,080	10,005,127
4.00%, 05/22/29(a)	GBP4,330	5,813,613
4.00%, 10/22/31(a)	GBP18,640	24,664,634
4.00%, 01/22/60(a)	GBP9,165	9,378,319
4.00%, 10/22/63(a)	GBP6,150	6,214,361
4.13%, 07/22/29(a)	GBP10,569	14,238,588
4.13%, 03/07/31(a)	GBP3,090	4,132,400
4.13%, 03/07/33(a)	GBP5,650	7,418,643
4.25%, 12/07/27(a)	GBP6,452	8,761,709
4.25%, 06/07/32(a)	GBP9,773	13,059,489
4.25%, 07/31/34(a)	GBP10,510	13,689,705
4.25%, 03/07/36(a)	GBP13,240	16,915,232
4.25%, 09/07/39(a)	GBP6,059	7,412,261
4.25%, 12/07/40(a)	GBP6,862	8,265,723
4.25%, 12/07/46(a)	GBP8,629	9,785,471
4.25%, 12/07/49(a)	GBP10,666	11,869,706
4.25%, 12/07/55(a)	GBP7,046	7,621,037
4.38%, 03/07/28(a)	GBP15,740	21,388,283
4.38%, 03/07/30(a)	GBP14,240	19,311,904
4.38%, 01/31/40(a)	GBP11,557	14,227,415
4.38%, 07/31/54(a)	GBP7,561	8,371,653
4.50%, 06/07/28(a)	GBP29,268	39,872,100
4.50%, 09/07/34(a)	GBP10,695	14,185,798
4.50%, 03/07/35(a)	GBP10,140	13,356,155
4.50%, 12/07/42(a)	GBP9,214	11,184,924
4.63%, 01/31/34(a)	GBP13,451	18,056,819
4.75%, 12/07/30(a)	GBP12,122	16,722,123
4.75%, 10/22/35(a)	GBP11,094	14,800,179
4.75%, 12/07/38(a)	GBP8,891	11,541,218
4.75%, 10/22/43(a)	GBP17,482	21,642,859
5.25%, 01/31/41(a)	GBP4,810	6,434,598
5.38%, 01/31/56(a)	GBP1,850	2,403,422
6.00%, 12/07/28(a)	GBP518	732,997
		719,148,921
Total Foreign Government Obligations — 80.7% (Cost: $10,921,755,352)		10,757,641,690
Total Long-Term Investments — 99.2% (Cost: $13,343,763,746)		13,232,521,316
Security	Shares	Value
Short-Term Securities
Money Market Funds — 0.3%
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.61%(h)(i)	43,050,000	$43,050,000
Total Short-Term Securities — 0.3% (Cost: $43,050,000)		43,050,000
Total Investments — 99.5% (Cost: $13,386,813,746)		13,275,571,316
Other Assets Less Liabilities — 0.5%		61,916,270
Net Assets — 100.0%		$13,337,487,586

(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	Perpetual security with no stated maturity date.
(d)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(e)	U.S. dollar denominated security issued by foreign domiciled entity.
(f)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(g)	Zero-coupon bond.
(h)	Affiliate of the Fund.
(i)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/26	Shares Held at 04/30/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$49,590,000	$—	$(6,540,000)(a)	$—	$—	$43,050,000	43,050,000	$615,281	$—

(a)	Represents net amount purchased (sold).
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Core International Aggregate Bond ETF

Derivative Financial Instruments Outstanding as of Period End
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	3,740,000	USD	2,596,167	Citibank N.A.	05/05/26	$96,397
AUD	541,195,000	USD	386,774,802	JPMorgan Chase Bank N.A.	05/05/26	2,851,444
CAD	7,140,000	USD	5,145,501	JPMorgan Chase Bank N.A.	05/05/26	111,743
CAD	988,715,000	USD	723,734,304	Morgan Stanley & Co. International PLC	05/05/26	4,265,160
CHF	111,955,000	USD	142,541,570	Morgan Stanley & Co. International PLC	05/05/26	742,489
CZK	817,375,000	USD	39,251,585	Deutsche Bank Securities Inc.	05/05/26	88,697
DKK	329,270,000	USD	51,578,856	JPMorgan Chase Bank N.A.	05/05/26	138,064
EUR	5,079,710,000	USD	5,943,260,700	Bank of New York	05/05/26	18,539,350
EUR	21,060,000	USD	24,457,795	JPMorgan Chase Bank N.A.	05/05/26	259,267
GBP	17,190,000	USD	22,667,795	JPMorgan Chase Bank N.A.	05/05/26	723,493
GBP	756,380,000	USD	1,021,645,375	Societe Generale	05/05/26	7,598,497
HUF	6,000,190,000	USD	19,261,753	Societe Generale	05/05/26	75,441
ILS	129,805,000	USD	43,903,299	JPMorgan Chase Bank N.A.	05/05/26	131,852
MXN	45,900,000	USD	2,537,853	Morgan Stanley & Co. International PLC	05/05/26	89,734
MXN	1,710,705,000	USD	97,762,169	UBS AG	05/05/26	168,678
NOK	213,105,000	USD	22,822,246	Deutsche Bank Securities Inc.	05/05/26	179,579
NZD	75,770,000	USD	44,367,086	Citibank N.A.	05/05/26	395,623
PLN	303,680,000	USD	83,517,366	JPMorgan Chase Bank N.A.	05/05/26	261,049
PLN	9,600,000	USD	2,574,959	Morgan Stanley & Co. International PLC	05/05/26	73,463
SEK	875,890,000	USD	94,735,874	State Street Bank & Trust Company	05/05/26	131,854
SGD	69,395,000	USD	54,415,928	Citibank N.A.	05/05/26	105,600
USD	7,852,468	EUR	6,670,000	JPMorgan Chase Bank N.A.	05/05/26	24,224
USD	5,247,462	EUR	4,470,000	State Street Bank & Trust Company	05/05/26	1,248
USD	2,643,207	MXN	46,170,000	JPMorgan Chase Bank N.A.	05/05/26	164
THB	124,890,000	USD	3,788,874	UBS AG	05/06/26	42,401
USD	2,648,864	THB	84,670,000	Citibank N.A.	05/06/26	51,425
CNY	16,673,280,297	USD	2,437,614,079	State Street Bank & Trust Company	05/07/26	2,265,092
JPY	219,860,095,000	USD	1,401,275,303	Deutsche Bank Securities Inc.	05/07/26	3,087,988
JPY	1,826,170,000	USD	11,540,283	Societe Generale	05/07/26	124,436
USD	29,424,754	CNY	200,500,000	State Street Bank & Trust Company	05/07/26	84,650
GBP	1,980,000	USD	2,690,453	State Street Bank & Trust Company	06/02/26	3,752
JPY	424,600,000	USD	2,715,587	JPMorgan Chase Bank N.A.	06/02/26	2,515
NZD	6,820,000	USD	4,019,249	JPMorgan Chase Bank N.A.	06/02/26	13,638
USD	9,397,710	AUD	13,060,000	State Street Bank & Trust Company	06/02/26	2
USD	2,441,969,638	CNY	16,673,280,297	State Street Bank & Trust Company	06/02/26	5,901,252
USD	1,335,633	DKK	8,490,000	JPMorgan Chase Bank N.A.	06/02/26	46
USD	29,416,572	RON	130,355,000	JPMorgan Chase Bank N.A.	06/02/26	26,599
SGD	3,410,000	USD	2,683,033	Morgan Stanley & Co. International PLC	06/03/26	1,594
USD	14,600,074	CLP	13,110,720,000	Citibank N.A.	06/17/26	28,820
USD	2,873,087	IDR	48,925,000,000	Citibank N.A.	06/17/26	50,736
USD	2,899,800	IDR	49,310,810,000	JPMorgan Chase Bank N.A.	06/17/26	55,193
USD	95,396,825	IDR	1,615,831,416,213	Morgan Stanley & Co. International PLC	06/17/26	2,183,877
USD	2,456,810	PEN	8,490,000	Citibank N.A.	06/17/26	43,133
USD	17,417,452	PEN	59,660,000	JPMorgan Chase Bank N.A.	06/17/26	456,325
USD	100,861,800	MYR	394,295,000	Morgan Stanley & Co. International PLC	06/18/26	1,406,183
						52,882,767
RON	130,355,000	USD	29,480,743	JPMorgan Chase Bank N.A.	05/05/26	$(32,634)
USD	375,184,286	AUD	544,935,000	State Street Bank & Trust Company	05/05/26	(17,134,524)
USD	691,508,488	CAD	962,135,000	JPMorgan Chase Bank N.A.	05/05/26	(16,919,890)
USD	24,272,001	CAD	33,720,000	State Street Bank & Trust Company	05/05/26	(556,328)
USD	140,521,620	CHF	111,955,000	State Street Bank & Trust Company	05/05/26	(2,762,440)

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Core International Aggregate Bond ETF

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	38,395,890	CZK	817,375,000	Citibank N.A.	05/05/26	$(944,392)
USD	50,776,377	DKK	329,270,000	Deutsche Bank Securities Inc.	05/05/26	(940,543)
USD	2,833,734,617	EUR	2,468,825,000	Bank of New York	05/05/26	(63,801,071)
USD	2,551,466	EUR	2,210,000	Deutsche Bank Securities Inc.	05/05/26	(42,299)
USD	71,895,607	EUR	61,540,000	JPMorgan Chase Bank N.A.	05/05/26	(330,795)
USD	2,943,593,780	EUR	2,557,055,000	State Street Bank & Trust Company	05/05/26	(57,493,019)
USD	991,651,584	GBP	749,210,000	JPMorgan Chase Bank N.A.	05/05/26	(27,835,713)
USD	32,584,521	GBP	24,360,000	State Street Bank & Trust Company	05/05/26	(563,343)
USD	2,649,661	HUF	856,610,000	JPMorgan Chase Bank N.A.	05/05/26	(110,990)
USD	15,261,843	HUF	5,143,580,000	Morgan Stanley & Co. International PLC	05/05/26	(1,314,699)
USD	41,071,554	ILS	129,805,000	JPMorgan Chase Bank N.A.	05/05/26	(2,963,597)
USD	94,648,449	MXN	1,710,435,000	Morgan Stanley & Co. International PLC	05/05/26	(3,266,941)
USD	21,775,476	NOK	213,105,000	Citibank N.A.	05/05/26	(1,226,348)
USD	46,132,849	NZD	80,470,000	JPMorgan Chase Bank N.A.	05/05/26	(1,406,294)
USD	2,518,531	NZD	4,410,000	State Street Bank & Trust Company	05/05/26	(86,769)
USD	83,932,629	PLN	313,280,000	Citibank N.A.	05/05/26	(2,494,208)
USD	29,338,454	RON	130,355,000	JPMorgan Chase Bank N.A.	05/05/26	(109,655)
USD	3,786,558	SEK	36,010,000	JPMorgan Chase Bank N.A.	05/05/26	(113,689)
USD	88,327,400	SEK	839,880,000	Societe Generale	05/05/26	(2,640,080)
USD	53,985,910	SGD	69,395,000	Bank of New York	05/05/26	(535,618)
THB	3,063,395,000	USD	94,041,289	UBS AG	05/06/26	(64,911)
USD	94,534,503	THB	3,103,615,000	Citibank N.A.	05/06/26	(675,713)
USD	2,401,233,413	CNY	16,549,780,297	State Street Bank & Trust Company	05/07/26	(20,568,895)
USD	1,347,575,534	JPY	214,108,865,000	Bank of New York	05/07/26	(20,051,593)
USD	14,257,763	JPY	2,261,040,000	JPMorgan Chase Bank N.A.	05/07/26	(184,702)
USD	17,885,876	JPY	2,836,940,000	Morgan Stanley & Co. International PLC	05/07/26	(235,167)
USD	15,668,179	JPY	2,479,420,000	State Street Bank & Trust Company	05/07/26	(169,194)
USD	386,579,377	AUD	541,195,000	JPMorgan Chase Bank N.A.	06/02/26	(2,853,407)
USD	727,266,342	CAD	992,355,000	Morgan Stanley & Co. International PLC	06/02/26	(4,274,345)
USD	9,384,227	CAD	12,730,000	State Street Bank & Trust Company	06/02/26	(28)
USD	144,321,351	CHF	113,005,000	Morgan Stanley & Co. International PLC	06/02/26	(745,115)
USD	2,695,795	CHF	2,100,000	State Street Bank & Trust Company	06/02/26	(11)
USD	39,265,608	CZK	817,375,000	Deutsche Bank Securities Inc.	06/02/26	(88,584)
USD	1,335,574	CZK	27,740,000	JPMorgan Chase Bank N.A.	06/02/26	(25)
USD	51,662,529	DKK	329,270,000	JPMorgan Chase Bank N.A.	06/02/26	(135,939)
USD	5,951,088,533	EUR	5,079,710,000	Bank of New York	06/02/26	(18,555,030)
USD	17,360,343	EUR	14,780,000	Morgan Stanley & Co. International PLC	06/02/26	(9,021)
USD	21,364,876	EUR	18,180,000	State Street Bank & Trust Company	06/02/26	(147)
USD	1,012,587,250	GBP	749,590,000	Societe Generale	06/02/26	(7,387,336)
USD	6,708,285	GBP	4,930,000	State Street Bank & Trust Company	06/02/26	(16)
USD	4,000,506	HKD	31,300,000	State Street Bank & Trust Company	06/02/26	(84)
USD	1,339,291	HUF	416,280,000	JPMorgan Chase Bank N.A.	06/02/26	(76)
USD	19,230,133	HUF	6,000,190,000	Societe Generale	06/02/26	(75,276)
USD	45,239,494	ILS	133,745,000	JPMorgan Chase Bank N.A.	06/02/26	(135,553)
USD	4,026,681	ILS	11,870,000	State Street Bank & Trust Company	06/02/26	(399)
USD	1,404,365,085	JPY	219,860,095,000	Deutsche Bank Securities Inc.	06/02/26	(3,082,030)
USD	47,624,897	JPY	7,439,630,000	JPMorgan Chase Bank N.A.	06/02/26	(324)
USD	1,331,265	MXN	23,310,000	JPMorgan Chase Bank N.A.	06/02/26	(11)
USD	1,326,199	MXN	23,280,000	Morgan Stanley & Co. International PLC	06/02/26	(3,364)
USD	97,531,219	MXN	1,710,705,000	UBS AG	06/02/26	(170,209)
USD	24,153,035	NOK	225,545,000	Deutsche Bank Securities Inc.	06/02/26	(184,741)
USD	44,409,335	NZD	75,770,000	Citibank N.A.	06/02/26	(395,919)
USD	1,337,773	NZD	2,270,000	Morgan Stanley & Co. International PLC	06/02/26	(4,552)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Core International Aggregate Bond ETF

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	83,513,427	PLN	303,680,000	JPMorgan Chase Bank N.A.	06/02/26	$(260,863)
USD	1,333,483	PLN	4,840,000	Morgan Stanley & Co. International PLC	06/02/26	(1,697)
USD	1,335,150	PLN	4,840,000	State Street Bank & Trust Company	06/02/26	(30)
USD	1,312,147	RON	5,820,000	JPMorgan Chase Bank N.A.	06/02/26	(36)
USD	1,337,923	SEK	12,360,000	Morgan Stanley & Co. International PLC	06/02/26	(2,780)
USD	97,555,356	SEK	900,580,000	State Street Bank & Trust Company	06/02/26	(131,593)
USD	54,526,574	SGD	69,395,000	Citibank N.A.	06/03/26	(106,773)
USD	1,338,375	SGD	1,700,000	State Street Bank & Trust Company	06/03/26	(2)
USD	3,983,504	THB	130,050,000	JPMorgan Chase Bank N.A.	06/04/26	(15,162)
USD	94,021,085	THB	3,063,395,000	UBS AG	06/04/26	(169,561)
USD	1,328,257	CLP	1,199,350,000	Citibank N.A.	06/17/26	(4,700)
USD	3,979,023	IDR	69,215,100,000	Citibank N.A.	06/17/26	(13,809)
USD	9,276,578	KRW	13,743,250,000	Citibank N.A.	06/17/26	(62,101)
USD	249,800,662	KRW	367,935,950,000	JPMorgan Chase Bank N.A.	06/17/26	(202,062)
USD	2,582,276	KRW	3,887,100,000	Morgan Stanley & Co. International PLC	06/17/26	(59,048)
USD	1,332,692	PEN	4,710,000	Citibank N.A.	06/17/26	(6,344)
USD	11,646,672	MYR	46,470,000	Morgan Stanley & Co. International PLC	06/18/26	(74,762)
						(286,788,919)
						$(233,906,152)
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency exchange con- tracts	$—	$—	$—	$52,882,767	$—	$—	$52,882,767
Liabilities—Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency exchange con- tracts	$—	$—	$—	$286,788,919	$—	$—	$286,788,919
For the period ended April 30, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Forward foreign currency exchange contracts	$—	$—	$—	$275,060,634	$—	$—	$275,060,634
Net Change in Unrealized Appreciation (Depreciation) on:
Forward foreign currency exchange contracts	$—	$—	$—	$(427,972,987)	$—	$—	$(427,972,987)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$24,466,846,456
Average amounts sold — in USD	$12,064,156,532
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Core International Aggregate Bond ETF

Derivative Financial Instruments - Offsetting as of Period End
The Fund's derivative assets and liabilities (by type) were as follows:
	Assets	Liabilities
Derivative Financial Instruments:
Forward foreign currency exchange contracts	$52,882,767	$286,788,919
Total derivative assets and liabilities in the Statements of Assets and Liabilities	52,882,767	286,788,919
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA")	—	—
Total derivative assets and liabilities subject to an MNA	$52,882,767	$286,788,919
The following tables present the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Received(b)	Cash Collateral Received(b)	Net Amount of Derivative Assets(c)(d)
Bank of New York	$18,539,350	$(18,539,350)	$—	$—	$—
Citibank N.A.	771,734	(771,734)	—	—	—
Deutsche Bank Securities Inc.	3,356,264	(3,356,264)	—	—	—
JPMorgan Chase Bank N.A.	5,055,616	(5,055,616)	—	—	—
Morgan Stanley & Co. International PLC	8,762,500	(8,762,500)	—	—	—
Societe Generale	7,798,374	(7,798,374)	—	—	—
State Street Bank & Trust Company	8,387,850	(8,387,850)	—	—	—
UBS AG	211,079	(211,079)	—	—	—
	$52,882,767	$(52,882,767)	$—	$—	$—

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Pledged(b)	Cash Collateral Pledged(b)	Net Amount of Derivative Liabilities(d)(e)
Bank of New York	$102,943,312	$(18,539,350)	$—	$—	$84,403,962
Citibank N.A.	5,930,307	(771,734)	—	—	5,158,573
Deutsche Bank Securities Inc.	4,338,197	(3,356,264)	—	—	981,933
JPMorgan Chase Bank N.A.	53,611,417	(5,055,616)	—	—	48,555,801
Morgan Stanley & Co. International PLC	9,991,491	(8,762,500)	—	—	1,228,991
Societe Generale	10,102,692	(7,798,374)	—	—	2,304,318
State Street Bank & Trust Company	99,466,822	(8,387,850)	—	—	91,078,972
UBS AG	404,681	(211,079)	—	—	193,602
	$286,788,919	$(52,882,767)	$—	$—	$233,906,152

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)	Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)	Net amount represents the net amount receivable from the counterparty in the event of default.
(d)	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(e)
Net amount represents the net amount payable due to the counterparty in the event of default. Net amount may be offset further by the options written receivable/payable on the
Statements of Assets and Liabilities.

Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Core International Aggregate Bond ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$2,474,879,626	$—	$2,474,879,626
Foreign Government Obligations	—	10,757,641,690	—	10,757,641,690
Short-Term Securities
Money Market Funds	43,050,000	—	—	43,050,000
	$43,050,000	$13,232,521,316	$—	$13,275,571,316
Derivative Financial Instruments(a)
Assets
Foreign Currency Exchange Contracts	$—	$52,882,767	$—	$52,882,767
Liabilities
Foreign Currency Exchange Contracts	—	(286,788,919)	—	(286,788,919)
	$—	$(233,906,152)	$—	(233,906,152)

(a)
Derivative financial instruments are forward foreign currency exchange contracts.  Forward foreign currency exchange contracts are valued at the unrealized appreciation
(depreciation) on the instrument.

See notes to financial statements.

2026 iShares Semi-Annual Financial Statements and Additional Information

Statements of Assets and Liabilities (unaudited)
April 30, 2026

	iShares Core 1-5 Year USD Bond ETF	iShares Core International Aggregate Bond ETF
ASSETS
Investments, at value—unaffiliated(a)(b)	$4,662,484,310	$13,232,521,316
Investments, at value—affiliated(c)	81,908,684	43,050,000
Cash	319,799	872,754
Foreign currency, at value(d)	17,051	41,152,012
Receivables:
Investments sold	107,056,145	171,297,249
Securities lending income—affiliated	28,571	—
Loans	11,192	—
Capital shares sold	594,075	42,513,065
Dividends—unaffiliated	—	3,535
Dividends—affiliated	133,917	156,499
Interest—unaffiliated	42,083,861	135,294,460
Unrealized appreciation on forward foreign currency exchange contracts	—	52,882,767
Total assets	4,894,637,605	13,719,743,657
LIABILITIES
Cash received as collateral for OTC derivatives	—	3,320,000
Collateral on securities loaned, at value	41,679,657	—
Payables:
Investments purchased	105,672,302	91,129,854
Deferred foreign capital gain tax	—	268,591
Investment advisory fees	230,538	748,707
Unrealized depreciation on forward foreign currency exchange contracts	—	286,788,919
Total liabilities	147,582,497	382,256,071
Commitments and contingent liabilities
NET ASSETS	$4,747,055,108	$13,337,487,586
NET ASSETS CONSIST OF
Paid-in capital	$4,909,987,466	$13,679,484,771
Accumulated loss	(162,932,358)	(341,997,185)
NET ASSETS	$4,747,055,108	$13,337,487,586
NET ASSET VALUE
Shares outstanding	98,000,000	267,300,000
Net asset value	$48.44	$49.90
Shares authorized	Unlimited	Unlimited
Par value	None	None
(a) Investments, at cost—unaffiliated	$4,667,433,085	$13,343,763,746
(b) Securities loaned, at value	$40,275,414	$—
(c) Investments, at cost—affiliated	$81,907,453	$43,050,000
(d) Foreign currency, at cost	$16,124	$40,678,074
See notes to financial statements.
Statements of Assets and Liabilities

Statements of Operations (unaudited)
Six Months Ended April 30, 2026

	iShares Core 1-5 Year USD Bond ETF	iShares Core International Aggregate Bond ETF
INVESTMENT INCOME
Dividends—affiliated	$759,501	$615,281
Interest—unaffiliated	100,559,447	159,413,625
Securities lending income—affiliated—net	132,248	—
Other income—unaffiliated	942	7,923
Foreign taxes withheld	(4)	(322,991)
Total investment income	101,452,134	159,713,838
EXPENSES
Investment advisory	1,412,833	4,103,986
Interest expense	—	1,429
Total expenses	1,412,833	4,105,415
Less:
Investment advisory fees waived	(17,622)	—
Total expenses after fees waived	1,395,211	4,105,415
Net investment income	100,056,923	155,608,423
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated	(1,483,064)	1,894,876
Investments—affiliated	(13,336)	—
Forward foreign currency exchange contracts	—	275,060,634
Foreign currency transactions	2	2,492,174
In-kind redemptions—unaffiliated(a)	709,696	(17,692)
	(786,702)	279,429,992
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated	(38,608,228)	(18,441,877)(b)
Investments—affiliated	208	—
Forward foreign currency exchange contracts	—	(427,972,987)
Foreign currency translations	275	3,027,315
	(38,607,745)	(443,387,549)
Net realized and unrealized loss	(39,394,447)	(163,957,557)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$60,662,476	$(8,349,134)
(a) See Note 2 of the Notes to Financial Statements.
(b) Net of reduction in deferred foreign capital gain tax of	$—	$576,916
See notes to financial statements.

2026 iShares Semi-Annual Financial Statements and Additional Information

Statements of Changes in Net Assets

	iShares Core 1-5 Year USD Bond ETF		iShares Core International Aggregate Bond ETF
	Six Months Ended 04/30/26 (unaudited)	Year Ended 10/31/25	Six Months Ended 04/30/26 (unaudited)	Year Ended 10/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$100,056,923	$180,052,789	$155,608,423	$219,133,176
Net realized gain (loss)	(786,702)	(9,926,110)	279,429,992	(61,102,697)
Net change in unrealized appreciation (depreciation)	(38,607,745)	82,260,915	(443,387,549)	259,423,122
Net increase (decrease) in net assets resulting from operations	60,662,476	252,387,594	(8,349,134)	417,453,601
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(99,183,680)(b)	(177,732,535)	(414,228,785)(b)	(294,561,966)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	146,167,487	473,759,362	2,752,614,964	3,904,728,957
NET ASSETS
Total increase in net assets	107,646,283	548,414,421	2,330,037,045	4,027,620,592
Beginning of period	4,639,408,825	4,090,994,404	11,007,450,541	6,979,829,949
End of period	$4,747,055,108	$4,639,408,825	$13,337,487,586	$11,007,450,541

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.
Statements of Changes in Net Assets

Financial Highlights
(For a share outstanding throughout each period)

	iShares Core 1-5 Year USD Bond ETF
	Six Months Ended 04/30/26 (unaudited)	Year Ended 10/31/25	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21
Net asset value, beginning of period	$48.84	$48.02	$46.22	$45.92	$50.73	$51.38
Net investment income(a)	1.03	1.99	1.78	1.30	0.85	0.84
Net realized and unrealized gain (loss)(b)	(0.41)	0.81	1.78	0.29	(4.80)	(0.61)
Net increase (decrease) from investment operations	0.62	2.80	3.56	1.59	(3.95)	0.23
Distributions(c)
From net investment income	(1.02)(d)	(1.98)	(1.76)	(1.29)	(0.83)	(0.88)
From net realized gain	—	—	—	—	(0.03)	—
Total distributions	(1.02)	(1.98)	(1.76)	(1.29)	(0.86)	(0.88)
Net asset value, end of period	$48.44	$48.84	$48.02	$46.22	$45.92	$50.73
Total Return(e)
Based on net asset value	1.30%(f)	5.96%	7.81%	3.47%	(7.86)%(g)	0.44%
Ratios to Average Net Assets(h)
Total expenses	0.06%(i)	0.06%	0.06%	0.06%	0.06%	0.06%
Total expenses after fees waived	0.06%(i)	0.06%	0.06%	0.06%	0.06%	0.06%
Net investment income	4.27%(i)	4.13%	3.75%	2.78%	1.75%	1.64%
Supplemental Data
Net assets, end of period (000)	$4,747,055	$4,639,409	$4,090,994	$4,044,111	$5,060,734	$6,235,133
Portfolio turnover rate(j)(k)	19%	35%	39%	38%	60%	82%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(h) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i) Annualized.
(j) Portfolio turnover rate excludes in-kind transactions, if any.
(k) Includes mortgage dollar roll transactions (“MDRs”).
See notes to financial statements.

2026 iShares Semi-Annual Financial Statements and Additional Information

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares Core International Aggregate Bond ETF
	Six Months Ended 04/30/26 (unaudited)	Year Ended 10/31/25	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21
Net asset value, beginning of period	$51.76	$51.53	$48.70	$48.72	$54.84	$55.77
Net investment income(a)	0.66	1.29	1.18	0.91	0.63	0.56
Net realized and unrealized gain (loss)(b)	(0.68)	1.07	3.42	0.15	(6.12)	(1.39)
Net increase (decrease) from investment operations	(0.02)	2.36	4.60	1.06	(5.49)	(0.83)
Distributions(c)
From net investment income	(1.84)(d)	(2.13)	(1.77)	(1.08)	(0.60)	(0.10)
From net realized gain	—	—	—	—	(0.03)	—
Total distributions	(1.84)	(2.13)	(1.77)	(1.08)	(0.63)	(0.10)
Net asset value, end of period	$49.90	$51.76	$51.53	$48.70	$48.72	$54.84
Total Return(e)
Based on net asset value	(0.04)%(f)	4.72%	9.61%	2.19%	(10.05)%	(1.52)%
Ratios to Average Net Assets(g)
Total expenses	0.07%(h)	0.07%	0.07%	0.07%	0.07%	0.08%
Net investment income	2.65%(h)	2.53%	2.34%	1.87%	1.21%	1.00%
Supplemental Data
Net assets, end of period (000)	$13,337,488	$11,007,451	$6,979,830	$4,763,137	$3,678,514	$3,887,844
Portfolio turnover rate(i)	12%	26%	20%	19%	11%	16%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights

Notes to Financial Statements (unaudited)
1. ORGANIZATION
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
iShares ETF	Diversification Classification
Core 1-5 Year USD Bond	Diversified
Core International Aggregate Bond	Non-diversified
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed (the "trade dates"). Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, including amortization and accretion of premiums and discounts on debt securities, and payment-in-kind interest are recognized daily on an accrual basis.
Foreign Currency Translation: Each Fund's books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions.  All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests.  These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows:  foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of April 30, 2026, if any, are disclosed in the Statements of Assets and Liabilities.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash: The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

2026 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
Segment Reporting: The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within each Fund’s financial statements.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment  Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date.  U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds' investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
• Equity investments (except ETF options, equity index options or those that are customized) traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation or last available bid (long positions) or ask (short positions) price.
• Fixed-income investments and certain derivative instruments for which market quotations are readily available are generally valued using the last available bid price (including evaluated prices) provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots of securities in certain asset classes may trade at lower prices than institutional round lots, and the value ultimately realized when the securities are sold could differ from the prices used by a fund. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless BFA determines such method does not represent fair value.
• Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
• Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).  The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair  Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
• Level  2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.
For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.
Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.
Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.
TBA Commitments: TBA commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, a fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date, if there are expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.
To mitigate counterparty risk, a fund enters into a two-way collateral agreement for TBA transactions with certain counterparties. Under such agreement, the “in-the-money” party of a TBA transaction may at any time require the other party to pledge collateral assets (in the form of cash or securities) to offset any loss the in-the-money party would incur upon cancellation of the TBA transaction. A party is in-the-money if they are the buyer and the market value of the TBA transaction increases or if they are the seller and the market value of the TBA transaction decreases. Cash collateral received from the counterparty may be reinvested in money market funds, including those managed by the Funds’ investment adviser, or its affiliates. Such collateral, if any, is noted in the Schedule of Investments and the obligation to return the collateral is presented as a liability in the Statements of Assets and Liabilities. Securities pledged as collateral by a fund, if any, are noted in the Schedule of Investments.
Mortgage Dollar Roll Transactions: The Funds may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and a fund realizes gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions.  The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. Government.  The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities.  The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the

2026 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day.  During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments.  The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
Core 1-5 Year USD Bond
Barclays Bank PLC	$4,536,669	$(4,536,669)	$—	$—
Barclays Capital, Inc.	766,556	(766,556)	—	—
BNP Paribas SA	4,017,996	(4,017,996)	—	—
BofA Securities, Inc.	1,545,029	(1,545,029)	—	—
Citigroup Global Markets, Inc.	1,241,301	(1,241,301)	—	—
Deutsche Bank Securities, Inc.	154,065	(154,065)	—	—
Goldman Sachs & Co. LLC	1,152,167	(1,152,167)	—	—
J.P. Morgan Securities LLC	2,761,912	(2,528,734)	—	233,178(b)
Jefferies LLC	14,337	(14,337)	—	—
Morgan Stanley	487,680	(487,680)	—	—
Mufg Securities Americas Inc	211,696	(211,696)	—	—
National Bank Financial Inc.	2,043,009	(2,043,009)	—	—
Nomura Securities International, Inc.	193,469	(193,469)	—	—
RBC Capital Markets LLC	1,105,574	(1,105,574)	—	—
Scotia Capital (USA), Inc.	602,264	(602,264)	—	—
Scotia Capital Inc	140,896	(140,896)	—	—
State Street Bank & Trust Co.	18,759,851	(18,759,851)	—	—
Wells Fargo Securities LLC	540,943	(540,943)	—	—
	$40,275,414	$(40,042,236)	$—	$233,178

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s
Statements of Assets and Liabilities.

(b)
The market value of the loaned securities is determined as of April 30, 2026. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.'s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. DERIVATIVE FINANCIAL INSTRUMENTS
Forward Foreign Currency Exchange Contracts: Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Funds are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded over-the-counter (“OTC”) and not on an organized exchange.
The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation or depreciation in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed.  Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the Statements of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statements of  Assets and Liabilities.   A fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help mitigate its counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.
For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement, and comparing that amount to the value of any collateral currently pledged by a fund and the counterparty.
Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately in the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from the counterparty are not fully collateralized, each Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty, each Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, each Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of Assets and Liabilities.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets.  BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:
iShares ETF	Investment Advisory Fees
Core 1-5 Year USD Bond	0.06%
Core International Aggregate Bond	0.07
Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses, if any, is a fund’s total annual operating expenses. Total expenses as shown in the Statements of Operations does not include acquired fund fees and expenses.
For the iShares Core 1-5 Year USD Bond ETF, BFA has contractually agreed to waive a portion of its investment advisory fees for the Fund through February 28, 2029 in an amount equal to the acquired fund fees and expenses, if any, attributable to the Fund’s investments in other registered investment companies advised by BFA or its affiliates.

2026 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
This amount is included in investment advisory fees waived in the Statement of Operations. For the six months ended April 30, 2026, the amounts waived in investment advisory fees pursuant to this arrangement were as follows:
iShares ETF	Amounts Waived
Core 1-5 Year USD Bond	$17,622
Sub-Adviser: BFA has entered into separate sub-advisory agreements with BlackRock International Limited and BlackRock (Singapore) Limited (together, the “Sub-Advisers”), both affiliates of BFA, under which BFA pays each of the Sub-Advisers for services it provides to the iShares Core International Aggregate Bond ETF.
Distributor: BlackRock Investments, LLC ("BRIL"), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Securities Lending: The U.S. Securities and Exchange Commission ("SEC") has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. ("BTC"), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions.  As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares ETF Complex in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended April 30, 2026, the Funds paid BTC the following amounts for securities lending agent services:
iShares ETF	Amounts
Core 1-5 Year USD Bond	$33,636
Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.
Other Transactions: Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate.  The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)
7. PURCHASES AND SALES
For the six months ended April 30, 2026, purchases and sales of investments, including mortgage dollar rolls and excluding short-term securities and in-kind transactions, were as follows:
	U.S. Government Securities		Other Securities
iShares ETF	Purchases	Sales	Purchases	Sales
Core 1-5 Year USD Bond	$556,771,221	$575,095,828	$323,340,681	$313,472,896
Core International Aggregate Bond	—	—	1,808,755,543	1,387,129,280
For the six months ended April 30, 2026, in-kind transactions were as follows:
iShares ETF	In-kind Purchases	In-kind Sales
Core 1-5 Year USD Bond	$219,705,082	$79,325,863
Core International Aggregate Bond	1,940,146,839	1,822,575
8. INCOME TAX INFORMATION
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes.  It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of April 30, 2026, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
As of October 31, 2025, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:
iShares ETF	Non-Expiring Capital Loss Carryforwards
Core 1-5 Year USD Bond	$(174,201,184)
Core International Aggregate Bond	(119,924,835)
As of April 30, 2026, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Core 1-5 Year USD Bond	$4,749,752,997	$28,763,379	$(34,123,382)	$(5,360,003)
Core International Aggregate Bond	13,409,191,987	438,288,264	(805,815,087)	(367,526,823)
9. PRINCIPAL RISKS
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations.  Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Funds are not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.

2026 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.
Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.
The iShares Core International Aggregate Bond ETF may invest directly in the domestic bond market in the People’s Republic of China (“China” or the “PRC”) (the “China Interbank Bond Market”) through the northbound trading of Bond Connect (“Bond Connect”). The Fund may be exposed to additional risks when investing in the China Interbank Bond Market, such as (i) low or nonexistent trading volume, resulting in a lack of liquidity and increased volatility in prices for such securities; (ii) political and economic instability, and regulatory and tax risks (iii) potential delays and disruptions in the functionality of the newly developed trading platforms and operational systems, or the potential that Bond Connect ceases to operate; (iv) settlement and custody risks due to the link between the offshore custody agent and onshore custodians and clearing institutions; and (v) currency risk. In such event, there is no assurance that the Fund will achieve its investment objective.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests. A Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore each Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by each Fund, and each Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
Certain Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which certain Funds invest.
Certain Funds invest a significant portion of their assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Funds’ investments.
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)
Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. The United Kingdom has withdrawn from the European Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. These events and actions have adversely affected, and may in the future adversely affect, the value and exchange rate of the Euro and may continue to significantly affect the economies of every country in Europe, including countries that do not use the Euro and non-European Union member states. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching.  In addition, Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region are impossible to predict, but have been, and may continue to be, significant and have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors.
Certain Funds invest a significant portion of their assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. Certain Asian countries have developed increasingly strained relationships with the U.S. or China; if these relations were to worsen, they could adversely affect Asian issuers that rely on the U.S. or China for trade and the region as a whole. The Asian financial markets have experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Funds’ investments.
The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates during a period of historically low interest rates. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Funds’ performance.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
10. CAPITAL SHARE TRANSACTIONS
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
	Six Months Ended 04/30/26		Year Ended 10/31/25
iShares ETF	Shares	Amount	Shares	Amount
Core 1-5 Year USD Bond
Shares sold	4,700,000	$228,841,071	15,100,000	$729,417,660
Shares redeemed	(1,700,000)	(82,673,584)	(5,300,000)	(255,658,298)
	3,000,000	$146,167,487	9,800,000	$473,759,362
Core International Aggregate Bond
Shares sold	55,150,000	$2,778,508,808	92,100,000	$4,661,167,669
Shares redeemed	(500,000)	(25,893,844)	(14,900,000)	(756,438,712)
	54,650,000	$2,752,614,964	77,200,000	$3,904,728,957
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash.  Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars.  Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash.  Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, each Funds’ custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.

2026 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
11. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Notes to Financial Statements

Additional Information
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
 • Go to icsdelivery.com.
 • If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com.

2026 iShares Semi-Annual Financial Statements and Additional Information

Glossary of Terms Used in these Financial Statements

Currency Abbreviation
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	Chinese Yuan
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peru Nuevo Sol
PLN	Polish Zloty
RON	Romanian Leu
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
USD	United States Dollar

Portfolio Abbreviation
CJSC	Closed Joint Stock Company
CME	Chicago Mercantile Exchange
CMT	Constant Maturity Treasury
CPI	Consumer Price Index
CVA	Credit Value Adjustment
DIP	Debtor-In-Possession
EURIBOR	Euro Interbank Offered Rate
GO	General Obligation
GOL	General Obligation Limited
JSC	Joint Stock Company
NVS	Non-Voting Shares
PIK	Payment-in-kind
PJSC	Public Joint Stock Company
RB	Revenue Bonds
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Interbank Average Rate
Glossary of Terms Used in this Report

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Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Bloomberg Index Services Limited, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

Item 8 –	Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7

Item 9 –	Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 –	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 –	Statement Regarding Basis for Approval of Investment Advisory Contract – Not Applicable

Item 12 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 13 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 14 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 15 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 16 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable

Item 18 –	Recovery of Erroneously Awarded Compensation – Not Applicable

Item 19 –	Exhibits attached hereto

(a)(1) Code of Ethics – Not Applicable to this semi-annual report

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable

(a)(3) Section 302 Certifications are attached

(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

(a)(5) Change in registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:	/s/ Jessica Tan
Jessica Tan
President (principal executive officer) of iShares Trust

Date: June 22, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jessica Tan
Jessica Tan
President (principal executive officer) of iShares Trust

Date: June 22, 2026

By:	/s/ Trent Walker
Trent Walker
Treasurer and Chief Financial Officer (principal financial officer) of iShares Trust

Date: June 22, 2026